UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund:  iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 07/31/2026

Date of reporting period: 01/31/2026

Item 1 – Reports to Stockholders
(a)    The Reports to Shareholders are attached herewith.

iShares Currency Hedged MSCI ACWI ex U.S. ETF

HAWX |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Currency Hedged MSCI ACWI ex U.S. ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI ACWI ex U.S. ETF	$2Footnote Reference(a)	0.03%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$315,191,352
Number of Portfolio Holdings...
271
Portfolio Turnover Rate...
4%

What did the Fund invest in?

(as of January 31, 2026)

Portfolio composition

Sector allocation (of the underlying fund) Footnote Reference(a)

Table Summary
Asset Type	Percent of Net Assets
Investment Companies...
99.6%
Short-Term Securities...
0.1
Forward foreign currency exchange contracts, net cumulative depreciation...
(0.9)
Other Assets Less Liabilities...
1.2
Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(b)
Financials...
25.1%
Information Technology...
15.5
Industrials...
15.0
Consumer Discretionary...
9.3
Health Care...
7.8
Materials...
7.1
Consumer Staples...
5.7
Communication Services...
5.3
Energy...
4.5
Utilities...
3.2
OtherFootnote Reference(c)...
1.5
Footnote	Description
Footnote(a)	The Underlying Fund is iShares MSCI ACWI ex U.S. ETF.
Footnote(b)	Excludes money market funds.
Footnote(c)	Ten largest sectors are presented. Additional sectors are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Currency Hedged MSCI ACWI ex U.S. ETF

Semi-Annual Shareholder Report — January 31, 2026

HAWX-01/26-SAR

iShares Currency Hedged MSCI EAFE ETF

HEFA |Cboe BZX Exchange

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Currency Hedged MSCI EAFE ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI EAFE ETF	$2Footnote Reference(a)	0.03%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$6,906,812,162
Number of Portfolio Holdings...
171
Portfolio Turnover Rate...
4%

What did the Fund invest in?

(as of January 31, 2026)

Portfolio composition

Sector allocation (of the underlying fund) Footnote Reference(a)

Table Summary
Asset Type	Percent of Net Assets
Investment Companies...
99.6%
Short-Term Securities...
0.3
Forward foreign currency exchange contracts, net cumulative depreciation...
(1.5)
Other Assets Less Liabilities...
1.6
Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(b)
Financials...
25.2%
Industrials...
19.7
Health Care...
11.4
Consumer Discretionary...
9.0
Information Technology...
8.8
Consumer Staples...
7.2
Materials...
5.7
Communication Services...
4.1
Utilities...
3.8
Energy...
3.3
Real Estate...
1.8
Footnote	Description
Footnote(a)	The Underlying Fund is iShares MSCI EAFE ETF.
Footnote(b)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Currency Hedged MSCI EAFE ETF

Semi-Annual Shareholder Report — January 31, 2026

HEFA-01/26-SAR

iShares Currency Hedged MSCI EAFE Small-Cap ETF

HSCZ |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Currency Hedged MSCI EAFE Small-Cap ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI EAFE Small-Cap ETF	$2Footnote Reference(a)	0.03%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$179,383,915
Number of Portfolio Holdings...
122
Portfolio Turnover Rate...
5%

What did the Fund invest in?

(as of January 31, 2026)

Portfolio composition

Sector allocation (of the underlying fund) Footnote Reference(a)

Table Summary
Asset Type	Percent of Net Assets
Investment Companies...
99.6%
Short-Term Securities...
0.0
Forward foreign currency exchange contracts, net cumulative depreciation...
(1.8)
Other Assets Less Liabilities...
2.2
Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(b)
Industrials...
23.1%
Financials...
12.9
Consumer Discretionary...
11.9
Materials...
11.3
Real Estate...
11.0
Information Technology...
9.3
Health Care...
5.4
Consumer Staples...
5.3
Communication Services...
4.0
Energy...
3.1
OtherFootnote Reference(c)...
2.7
Footnote	Description
Footnote(a)	The Underlying Fund is iShares MSCI EAFE Small-Cap ETF.
Footnote(b)	Excludes money market funds.
Footnote(c)	Ten largest sectors are presented. Additional sectors are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Currency Hedged MSCI EAFE Small-Cap ETF

Semi-Annual Shareholder Report — January 31, 2026

HSCZ-01/26-SAR

iShares MSCI EAFE ETF

EFA |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares MSCI EAFE ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE ETF	$17	0.31%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$74,336,976,782
Number of Portfolio Holdings...
699
Portfolio Turnover Rate...
2%

What did the Fund invest in?

(as of January 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
25.2%
Industrials...
19.7
Health Care...
11.4
Consumer Discretionary...
9.0
Information Technology...
8.8
Consumer Staples...
7.2
Materials...
5.7
Communication Services...
4.1
Utilities...
3.8
Energy...
3.3
Real Estate...
1.8
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
22.4%
United Kingdom...
14.9
France...
10.2
Switzerland...
9.6
Germany...
9.1
Australia...
6.4
Netherlands...
5.5
Sweden...
4.0
Spain...
4.0
Italy...
3.3
OtherFootnote Reference(b)...
10.6
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI EAFE ETF

Semi-Annual Shareholder Report — January 31, 2026

EFA-01/26-SAR

iShares China Large-Cap ETF

FXI |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares China Large-Cap ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares China Large-Cap ETF	$38	0.73%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$6,632,649,711
Number of Portfolio Holdings...
53
Portfolio Turnover Rate...
9%

What did the Fund invest in?

(as of January 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
31.7%
Consumer Discretionary...
27.9
Communication Services...
18.4
Information Technology...
6.3
Energy...
4.8
Materials...
4.6
Health Care...
2.3
Industrials...
1.8
Real Estate...
0.9
Consumer Staples...
0.9
Utilities...
0.4
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Alibaba Group Holding Ltd...
9.5%
Tencent Holdings Ltd...
8.6
China Construction Bank Corp., Class H...
6.9
Xiaomi Corp., Class B...
6.1
Meituan, Class B...
5.2
Industrial & Commercial Bank of China Ltd., Class H...
4.7
Ping An Insurance Group Co of China Ltd., Class H...
4.5
BYD Co. Ltd., Class H...
3.6
NetEase, Inc...
3.6
Baidu, Inc., Class A...
3.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares China Large-Cap ETF

Semi-Annual Shareholder Report — January 31, 2026

FXI-01/26-SAR

iShares Core 30/70 Conservative Allocation ETF

AOK |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Core 30/70 Conservative Allocation ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 30/70 Conservative Allocation ETF	$5Footnote Reference(a)	0.09%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$734,851,936
Number of Portfolio Holdings...
8
Portfolio Turnover Rate...
4%

What did the Fund invest in?

(as of January 31, 2026)

Portfolio composition

All holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
58.8%
Domestic Equity...
18.9
International Equity...
12.1
International Fixed Income...
10.2
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Universal USD Bond ETF...
58.8%
iShares Core S&P 500 ETF...
17.5
iShares Core International Aggregate Bond ETF...
10.2
iShares Core MSCI International Developed Markets ETF...
8.6
iShares Core MSCI Emerging Markets ETF...
3.5
iShares Core S&P Mid-Cap ETF...
1.0
iShares Core S&P Small-Cap ETF...
0.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core 30/70 Conservative Allocation ETF

Semi-Annual Shareholder Report — January 31, 2026

AOK-01/26-SAR

iShares Core 40/60 Moderate Allocation ETF

AOM |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Core 40/60 Moderate Allocation ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 40/60 Moderate Allocation ETF	$5Footnote Reference(a)	0.09%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$1,683,173,171
Number of Portfolio Holdings...
9
Portfolio Turnover Rate...
5%

What did the Fund invest in?

(as of January 31, 2026)

Portfolio composition

All holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
50.1%
Domestic Equity...
25.1
International Equity...
16.1
International Fixed Income...
8.7
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Universal USD Bond ETF...
50.1%
iShares Core S&P 500 ETF...
23.2
iShares Core MSCI International Developed Markets ETF...
11.4
iShares Core International Aggregate Bond ETF...
8.7
iShares Core MSCI Emerging Markets ETF...
4.7
iShares Core S&P Mid-Cap ETF...
1.3
iShares Core S&P Small-Cap ETF...
0.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core 40/60 Moderate Allocation ETF

Semi-Annual Shareholder Report — January 31, 2026

AOM-01/26-SAR

iShares Core 60/40 Balanced Allocation ETF

AOR |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Core 60/40 Balanced Allocation ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 60/40 Balanced Allocation ETF	$5Footnote Reference(a)	0.10%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$3,178,784,673
Number of Portfolio Holdings...
9
Portfolio Turnover Rate...
5%

What did the Fund invest in?

(as of January 31, 2026)

Portfolio composition

All holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
37.3%
Domestic Fixed Income...
33.1
International Equity...
23.9
International Fixed Income...
5.7
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core S&P 500 ETF...
34.5%
iShares Core Universal USD Bond ETF...
33.1
iShares Core MSCI International Developed Markets ETF...
17.0
iShares Core MSCI Emerging Markets ETF...
6.9
iShares Core International Aggregate Bond ETF...
5.7
iShares Core S&P Mid-Cap ETF...
1.9
iShares Core S&P Small-Cap ETF...
0.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core 60/40 Balanced Allocation ETF

Semi-Annual Shareholder Report — January 31, 2026

AOR-01/26-SAR

iShares Core 80/20 Aggressive Allocation ETF

AOA |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Core 80/20 Aggressive Allocation ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 80/20 Aggressive Allocation ETF	$5Footnote Reference(a)	0.10%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$2,823,657,977
Number of Portfolio Holdings...
10
Portfolio Turnover Rate...
4%

What did the Fund invest in?

(as of January 31, 2026)

Portfolio composition

All holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
49.2%
International Equity...
31.5
Domestic Fixed Income...
16.4
International Fixed Income...
2.9
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core S&P 500 ETF...
45.5%
iShares Core MSCI International Developed Markets ETF...
22.4
iShares Core Universal USD Bond ETF...
16.4
iShares Core MSCI Emerging Markets ETF...
9.1
iShares Core International Aggregate Bond ETF...
2.9
iShares Core S&P Mid-Cap ETF...
2.5
iShares Core S&P Small-Cap ETF...
1.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core 80/20 Aggressive Allocation ETF

Semi-Annual Shareholder Report — January 31, 2026

AOA-01/26-SAR

iShares Morningstar Multi-Asset Income ETF

IYLD |Cboe BZX Exchange

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Morningstar Multi-Asset Income ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Multi-Asset Income ETF	$13Footnote Reference(a)	0.25%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$130,866,407
Number of Portfolio Holdings...
11
Portfolio Turnover Rate...
8%

What did the Fund invest in?

(as of January 31, 2026)

Portfolio composition

All holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
28.9%
International Fixed Income...
28.8
International Equity...
27.3
Domestic Equity...
15.0
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Latin America 40 ETF...
17.1%
iShares Preferred and Income Securities ETF...
15.0
iShares Broad USD High Yield Corporate Bond ETF...
14.6
iShares Core 1-5 Year USD Bond ETF...
14.3
iShares Floating Rate Bond ETF...
14.3
iShares J.P. Morgan EM Local Currency Bond ETF...
9.7
iShares MSCI EAFE Value ETF...
5.3
iShares Global REIT ETF...
4.9
iShares J.P. Morgan EM Corporate Bond ETF...
4.8
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Morningstar Multi-Asset Income ETF

Semi-Annual Shareholder Report — January 31, 2026

IYLD-01/26-SAR

iShares Core MSCI EAFE ETF

IEFA |Cboe BZX Exchange

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Core MSCI EAFE ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI EAFE ETF	$4	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$172,425,152,475
Number of Portfolio Holdings...
2,592
Portfolio Turnover Rate...
2%

What did the Fund invest in?

(as of January 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
23.4%
Industrials...
20.2
Health Care...
10.5
Consumer Discretionary...
9.4
Information Technology...
8.9
Consumer Staples...
6.9
Materials...
6.5
Communication Services...
4.1
Utilities...
3.6
Energy...
3.3
Real Estate...
3.2
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
24.3%
United Kingdom...
14.6
France...
9.3
Switzerland...
8.7
Germany...
8.6
Australia...
7.0
Netherlands...
4.7
Sweden...
4.1
Spain...
3.6
Italy...
3.2
OtherFootnote Reference(b)...
11.9
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core MSCI EAFE ETF

Semi-Annual Shareholder Report — January 31, 2026

IEFA-01/26-SAR

iShares Core MSCI Europe ETF

IEUR |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Core MSCI Europe ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI Europe ETF	$5	0.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$7,452,818,693
Number of Portfolio Holdings...
992
Portfolio Turnover Rate...
1%

What did the Fund invest in?

(as of January 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
23.5%
Industrials...
20.1
Health Care...
13.3
Consumer Staples...
8.4
Information Technology...
7.7
Consumer Discretionary...
7.5
Materials...
5.6
Utilities...
4.6
Energy...
4.2
Communication Services...
3.5
Real Estate...
1.6
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United Kingdom...
23.2%
France...
14.8
Switzerland...
13.8
Germany...
13.7
Netherlands...
7.6
Sweden...
6.6
Spain...
5.7
Italy...
5.0
Denmark...
3.2
Belgium...
1.9
OtherFootnote Reference(b)...
4.5
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core MSCI Europe ETF

Semi-Annual Shareholder Report — January 31, 2026

IEUR-01/26-SAR

iShares Core MSCI International Developed Markets ETF

IDEV |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Core MSCI International Developed Markets ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI International Developed Markets ETF	$2	0.04%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$26,990,738,593
Number of Portfolio Holdings...
2,254
Portfolio Turnover Rate...
2%

What did the Fund invest in?

(as of January 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
24.6%
Industrials...
18.9
Health Care...
9.3
Information Technology...
8.8
Consumer Discretionary...
8.7
Materials...
8.1
Consumer Staples...
6.5
Energy...
4.8
Communication Services...
3.8
Utilities...
3.6
Real Estate...
2.9
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
21.5%
United Kingdom...
13.0
Canada...
11.6
France...
8.3
Switzerland...
7.7
Germany...
7.6
Australia...
6.2
Netherlands...
4.2
Sweden...
3.7
Spain...
3.2
OtherFootnote Reference(b)...
13.0
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core MSCI International Developed Markets ETF

Semi-Annual Shareholder Report — January 31, 2026

IDEV-01/26-SAR

iShares Core MSCI Total International Stock ETF

IXUS |NASDAQ

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Core MSCI Total International Stock ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI Total International Stock ETF	$4	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$54,756,577,641
Number of Portfolio Holdings...
4,174
Portfolio Turnover Rate...
2%

What did the Fund invest in?

(as of January 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
23.3%
Industrials...
15.7
Information Technology...
15.0
Consumer Discretionary...
9.4
Materials...
8.0
Health Care...
7.6
Consumer Staples...
5.6
Communication Services...
5.1
Energy...
4.5
Utilities...
3.2
Real Estate...
2.6
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
14.8%
United Kingdom...
8.9
Canada...
8.0
China...
7.6
Taiwan...
6.5
France...
5.7
Switzerland...
5.3
Germany...
5.3
South Korea...
4.8
India...
4.5
OtherFootnote Reference(b)...
28.6
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core MSCI Total International Stock ETF

Semi-Annual Shareholder Report — January 31, 2026

IXUS-01/26-SAR

iShares MSCI EAFE Growth ETF

EFG |Cboe BZX Exchange

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares MSCI EAFE Growth ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE Growth ETF	$19	0.36%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$9,812,113,477
Number of Portfolio Holdings...
372
Portfolio Turnover Rate...
12%

What did the Fund invest in?

(as of January 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
30.2%
Information Technology...
15.9
Health Care...
15.2
Consumer Discretionary...
11.8
Financials...
10.9
Consumer Staples...
5.4
Materials...
4.3
Communication Services...
4.1
Utilities...
1.1
Real Estate...
0.9
Energy...
0.2
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
22.3%
France...
12.2
United Kingdom...
11.8
Switzerland...
10.1
Germany...
10.0
Netherlands...
7.9
Australia...
6.4
Sweden...
4.3
Denmark...
3.4
Spain...
1.9
OtherFootnote Reference(b)...
9.7
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI EAFE Growth ETF

Semi-Annual Shareholder Report — January 31, 2026

EFG-01/26-SAR

iShares MSCI EAFE Value ETF

EFV |Cboe BZX Exchange

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares MSCI EAFE Value ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE Value ETF	$16	0.29%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$29,369,707,421
Number of Portfolio Holdings...
413
Portfolio Turnover Rate...
13%

What did the Fund invest in?

(as of January 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
38.3%
Industrials...
10.1
Consumer Staples...
8.6
Health Care...
7.9
Materials...
7.1
Consumer Discretionary...
6.4
Utilities...
6.2
Energy...
6.1
Communication Services...
4.1
Real Estate...
2.8
Information Technology...
2.4
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
22.8%
United Kingdom...
18.0
Germany...
9.4
Switzerland...
8.6
France...
8.2
Australia...
6.5
Spain...
5.6
Italy...
4.7
Sweden...
3.7
Netherlands...
2.8
OtherFootnote Reference(b)...
9.7
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI EAFE Value ETF

Semi-Annual Shareholder Report — January 31, 2026

EFV-01/26-SAR

iShares LifePath Retirement ETF

IRTR |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares LifePath Retirement ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Retirement ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)Footnote Reference(b)Footnote Reference(c)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.
Footnote(c)	Rounds to less than 0.01%.

Key Fund statistics

Table Summary
Net Assets...
$48,728,077
Number of Portfolio Holdings...
14
Portfolio Turnover Rate...
3%

What did the Fund invest in?

(as of January 31, 2026)

Portfolio composition

Ten largest holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
59.4%
Domestic Equity...
24.9
International Equity...
15.7
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares U.S. Treasury Bond ETF...
23.7%
iShares Russell 1000 ETF...
23.7
iShares MBS ETF...
12.8
iShares 0-5 Year TIPS Bond ETF...
10.3
iShares Core MSCI International Developed Markets ETF...
9.8
iShares Core MSCI Emerging Markets ETF...
4.5
iShares 1-5 Year Investment Grade Corporate Bond ETF...
4.0
iShares 10-20 Year Treasury Bond ETF...
3.6
iShares 5-10 Year Investment Grade Corporate Bond ETF...
2.8
iShares 10+ Year Investment Grade Corporate Bond ETF...
2.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Retirement ETF

Semi-Annual Shareholder Report — January 31, 2026

IRTR-01/26-SAR

iShares LifePath Target Date 2030 ETF

ITDB |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares LifePath Target Date 2030 ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2030 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$56,205,093
Number of Portfolio Holdings...
15
Portfolio Turnover Rate...
4%

What did the Fund invest in?

(as of January 31, 2026)

Portfolio composition

Ten largest holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
48.6%
Domestic Equity...
31.3
International Equity...
20.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
29.1%
iShares U.S. Treasury Bond ETF...
14.5
iShares Core MSCI International Developed Markets ETF...
12.7
iShares MBS ETF...
10.4
iShares 0-5 Year TIPS Bond ETF...
8.6
iShares Core MSCI Emerging Markets ETF...
5.7
iShares 1-5 Year Investment Grade Corporate Bond ETF...
5.1
iShares 10-20 Year Treasury Bond ETF...
4.1
iShares 5-10 Year Investment Grade Corporate Bond ETF...
3.5
iShares 10+ Year Investment Grade Corporate Bond ETF...
2.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2030 ETF

Semi-Annual Shareholder Report — January 31, 2026

ITDB-01/26-SAR

iShares LifePath Target Date 2035 ETF

ITDC |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares LifePath Target Date 2035 ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2035 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$75,608,530
Number of Portfolio Holdings...
15
Portfolio Turnover Rate...
4%

What did the Fund invest in?

(as of January 31, 2026)

Portfolio composition

Ten largest holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
38.6%
Domestic Fixed Income...
36.5
International Equity...
24.9
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
35.0%
iShares Core MSCI International Developed Markets ETF...
15.9
iShares U.S. Treasury Bond ETF...
13.8
iShares MBS ETF...
9.4
iShares Core MSCI Emerging Markets ETF...
7.1
iShares 1-5 Year Investment Grade Corporate Bond ETF...
4.7
iShares 5-10 Year Investment Grade Corporate Bond ETF...
3.2
iShares 10+ Year Investment Grade Corporate Bond ETF...
2.8
iShares Core U.S. REIT ETF...
2.6
iShares Global Infrastructure ETF...
1.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2035 ETF

Semi-Annual Shareholder Report — January 31, 2026

ITDC-01/26-SAR

iShares LifePath Target Date 2040 ETF

ITDD |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares LifePath Target Date 2040 ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2040 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$71,421,900
Number of Portfolio Holdings...
15
Portfolio Turnover Rate...
3%

What did the Fund invest in?

(as of January 31, 2026)

Portfolio composition

Ten largest holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
45.6%
International Equity...
29.6
Domestic Fixed Income...
24.8
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
40.5%
iShares Core MSCI International Developed Markets ETF...
18.9
iShares U.S. Treasury Bond ETF...
8.8
iShares Core MSCI Emerging Markets ETF...
8.6
iShares MBS ETF...
6.4
iShares Core U.S. REIT ETF...
3.3
iShares 10+ Year Investment Grade Corporate Bond ETF...
3.1
iShares 1-5 Year Investment Grade Corporate Bond ETF...
2.6
iShares Global Infrastructure ETF...
2.1
iShares 5-10 Year Investment Grade Corporate Bond ETF...
1.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2040 ETF

Semi-Annual Shareholder Report — January 31, 2026

ITDD-01/26-SAR

iShares LifePath Target Date 2045 ETF

ITDE |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares LifePath Target Date 2045 ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2045 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$58,727,855
Number of Portfolio Holdings...
14
Portfolio Turnover Rate...
3%

What did the Fund invest in?

(as of January 31, 2026)

Portfolio composition

Ten largest holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
52.5%
International Equity...
32.9
Domestic Fixed Income...
14.6
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
45.8%
iShares Core MSCI International Developed Markets ETF...
22.2
iShares Core MSCI Emerging Markets ETF...
10.0
iShares U.S. Treasury Bond ETF...
4.3
iShares Core U.S. REIT ETF...
4.1
iShares MBS ETF...
3.8
iShares 10+ Year Investment Grade Corporate Bond ETF...
3.1
iShares Russell 2000 ETF...
2.6
iShares 1-5 Year Investment Grade Corporate Bond ETF...
1.3
iShares 10-20 Year Treasury Bond ETF...
1.1
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2045 ETF

Semi-Annual Shareholder Report — January 31, 2026

ITDE-01/26-SAR

iShares LifePath Target Date 2050 ETF

ITDF |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares LifePath Target Date 2050 ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2050 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$55,124,240
Number of Portfolio Holdings...
12
Portfolio Turnover Rate...
2%

What did the Fund invest in?

(as of January 31, 2026)

Portfolio composition

Ten largest holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
57.3%
International Equity...
36.5
Domestic Fixed Income...
6.2
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
51.3%
iShares Core MSCI International Developed Markets ETF...
25.2
iShares Core MSCI Emerging Markets ETF...
11.3
iShares 10+ Year Investment Grade Corporate Bond ETF...
4.2
iShares Russell 2000 ETF...
3.3
iShares Core U.S. REIT ETF...
2.7
iShares 1-5 Year Investment Grade Corporate Bond ETF...
0.7
iShares 10-20 Year Treasury Bond ETF...
0.6
iShares 5-10 Year Investment Grade Corporate Bond ETF...
0.4
iShares U.S. Treasury Bond ETF...
0.3
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2050 ETF

Semi-Annual Shareholder Report — January 31, 2026

ITDF-01/26-SAR

iShares LifePath Target Date 2055 ETF

ITDG |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares LifePath Target Date 2055 ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2055 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$38,810,210
Number of Portfolio Holdings...
8
Portfolio Turnover Rate...
1%

What did the Fund invest in?

(as of January 31, 2026)

Portfolio composition

All holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
59.4%
International Equity...
38.8
Domestic Fixed Income...
1.8
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
54.3%
iShares Core MSCI International Developed Markets ETF...
26.7
iShares Core MSCI Emerging Markets ETF...
12.1
iShares Russell 2000 ETF...
3.8
iShares 10+ Year Investment Grade Corporate Bond ETF...
1.8
iShares Core U.S. REIT ETF...
1.3
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2055 ETF

Semi-Annual Shareholder Report — January 31, 2026

ITDG-01/26-SAR

iShares LifePath Target Date 2060 ETF

ITDH |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares LifePath Target Date 2060 ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2060 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$27,156,076
Number of Portfolio Holdings...
8
Portfolio Turnover Rate...
1%

What did the Fund invest in?

(as of January 31, 2026)

Portfolio composition

All holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
59.8%
International Equity...
39.2
Domestic Fixed Income...
1.0
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
55.0%
iShares Core MSCI International Developed Markets ETF...
27.0
iShares Core MSCI Emerging Markets ETF...
12.2
iShares Russell 2000 ETF...
3.8
iShares Core U.S. REIT ETF...
1.0
iShares 10+ Year Investment Grade Corporate Bond ETF...
1.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2060 ETF

Semi-Annual Shareholder Report — January 31, 2026

ITDH-01/26-SAR

iShares LifePath Target Date 2065 ETF

ITDI |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares LifePath Target Date 2065 ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2065 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$19,386,322
Number of Portfolio Holdings...
8
Portfolio Turnover Rate...
1%

What did the Fund invest in?

(as of January 31, 2026)

Portfolio composition

All holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
59.8%
International Equity...
39.2
Domestic Fixed Income...
1.0
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
55.0%
iShares Core MSCI International Developed Markets ETF...
27.0
iShares Core MSCI Emerging Markets ETF...
12.2
iShares Russell 2000 ETF...
3.8
iShares Core U.S. REIT ETF...
1.0
iShares 10+ Year Investment Grade Corporate Bond ETF...
1.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2065 ETF

Semi-Annual Shareholder Report — January 31, 2026

ITDI-01/26-SAR

iShares LifePath Target Date 2070 ETF

ITDJ |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares LifePath Target Date 2070 ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2070 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$8,441,595
Number of Portfolio Holdings...
8
Portfolio Turnover Rate...
1%

What did the Fund invest in?

(as of January 31, 2026)

Portfolio composition

All holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
59.8%
International Equity...
39.2
Domestic Fixed Income...
1.0
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
55.0%
iShares Core MSCI International Developed Markets ETF...
27.0
iShares Core MSCI Emerging Markets ETF...
12.2
iShares Russell 2000 ETF...
3.8
iShares Core U.S. REIT ETF...
1.0
iShares 10+ Year Investment Grade Corporate Bond ETF...
1.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2070 ETF

Semi-Annual Shareholder Report — January 31, 2026

ITDJ-01/26-SAR

iShares Global Equity Factor ETF

GLOF |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Global Equity Factor ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Equity Factor ETF	$11	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$157,276,183
Number of Portfolio Holdings...
652
Portfolio Turnover Rate...
11%

What did the Fund invest in?

(as of January 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
26.2%
Financials...
18.4
Consumer Discretionary...
11.4
Industrials...
9.3
Health Care...
9.3
Communication Services...
8.4
Consumer Staples...
5.7
Energy...
3.7
Utilities...
3.2
Materials...
3.1
Real Estate...
1.3
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
58.2%
Japan...
6.9
China...
3.5
United Kingdom...
3.1
South Korea...
2.7
Switzerland...
2.6
Taiwan...
2.4
Canada...
2.3
Australia...
1.7
Italy...
1.6
OtherFootnote Reference(b)...
15.0
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Global Equity Factor ETF

Semi-Annual Shareholder Report — January 31, 2026

GLOF-01/26-SAR

iShares International Equity Factor ETF

INTF |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares International Equity Factor ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Equity Factor ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$3,105,792,023
Number of Portfolio Holdings...
474
Portfolio Turnover Rate...
10%

What did the Fund invest in?

(as of January 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
27.1%
Industrials...
17.7
Consumer Discretionary...
10.0
Health Care...
8.7
Information Technology...
7.7
Consumer Staples...
6.7
Materials...
6.2
Utilities...
5.0
Energy...
4.8
Communication Services...
3.3
Real Estate...
2.8
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
23.7%
United Kingdom...
12.9
Switzerland...
8.2
France...
7.5
Germany...
7.3
Australia...
6.6
Canada...
6.0
Netherlands...
4.8
Italy...
4.8
Spain...
3.4
OtherFootnote Reference(b)...
14.8
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares International Equity Factor ETF

Semi-Annual Shareholder Report — January 31, 2026

INTF-01/26-SAR

iShares International Small-Cap Equity Factor ETF

ISCF |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares International Small-Cap Equity Factor ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Small-Cap Equity Factor ETF	$13	0.24%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$583,527,720
Number of Portfolio Holdings...
1,099
Portfolio Turnover Rate...
12%

What did the Fund invest in?

(as of January 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
21.7%
Financials...
15.2
Materials...
12.8
Consumer Discretionary...
12.5
Real Estate...
8.7
Information Technology...
8.2
Health Care...
5.1
Communication Services...
4.2
Energy...
4.2
Utilities...
3.8
Consumer Staples...
3.6
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
24.0%
United Kingdom...
13.1
Canada...
9.7
Australia...
8.1
Germany...
6.0
Switzerland...
5.7
France...
5.1
Italy...
4.4
Spain...
3.1
Netherlands...
3.1
OtherFootnote Reference(b)...
17.7
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares International Small-Cap Equity Factor ETF

Semi-Annual Shareholder Report — January 31, 2026

ISCF-01/26-SAR

iShares MSCI EAFE Min Vol Factor ETF

EFAV |Cboe BZX Exchange

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares MSCI EAFE Min Vol Factor ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE Min Vol Factor ETF	$11	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$5,300,441,342
Number of Portfolio Holdings...
247
Portfolio Turnover Rate...
11%

What did the Fund invest in?

(as of January 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
20.2%
Industrials...
14.9
Health Care...
13.0
Consumer Staples...
12.0
Communication Services...
9.8
Utilities...
9.0
Energy...
6.4
Consumer Discretionary...
5.2
Information Technology...
5.1
Real Estate...
2.9
Materials...
1.5
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
27.4%
Switzerland...
11.6
United Kingdom...
10.3
France...
6.2
Hong Kong...
6.0
Singapore...
5.6
Australia...
5.2
Spain...
4.4
Germany...
4.3
Israel...
3.5
OtherFootnote Reference(b)...
15.5
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI EAFE Min Vol Factor ETF

Semi-Annual Shareholder Report — January 31, 2026

EFAV-01/26-SAR

iShares MSCI USA Momentum Factor ETF

MTUM |Cboe BZX Exchange

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares MSCI USA Momentum Factor ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Momentum Factor ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$21,301,871,478
Number of Portfolio Holdings...
128
Portfolio Turnover Rate...
42%

What did the Fund invest in?

(as of January 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
41.8%
Financials...
15.3
Industrials...
13.9
Communication Services...
13.4
Consumer Discretionary...
4.3
Health Care...
3.9
Consumer Staples...
2.5
Utilities...
2.3
Real Estate...
1.9
Materials...
0.6
Energy...
0.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Meta Platforms, Inc., Class A...
5.1%
JPMorgan Chase & Co...
4.7
NVIDIA Corp...
4.6
Broadcom, Inc...
4.6
Micron Technology, Inc...
4.2
Microsoft Corp...
4.0
Palantir Technologies, Inc., Class A...
3.5
Advanced Micro Devices, Inc...
3.0
Alphabet, Inc., Class A...
2.9
General Electric Co...
2.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA Momentum Factor ETF

Semi-Annual Shareholder Report — January 31, 2026

MTUM-01/26-SAR

iShares MSCI USA Quality Factor ETF

QUAL |Cboe BZX Exchange

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares MSCI USA Quality Factor ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Quality Factor ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$49,870,370,478
Number of Portfolio Holdings...
128
Portfolio Turnover Rate...
11%

What did the Fund invest in?

(as of January 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
34.2%
Financials...
12.2
Consumer Discretionary...
10.7
Communication Services...
10.4
Health Care...
9.6
Industrials...
9.0
Consumer Staples...
4.8
Energy...
3.4
Materials...
1.9
Real Estate...
1.9
Utilities...
1.9
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
6.4%
Apple, Inc...
6.1
Microsoft Corp...
5.4
Meta Platforms, Inc., Class A...
4.2
Eli Lilly & Co...
3.3
TJX Companies, Inc. (The)...
3.1
Visa, Inc., Class A...
3.1
Lam Research Corp...
3.0
Mastercard, Inc., Class A...
2.5
KLA Corp...
2.3
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA Quality Factor ETF

Semi-Annual Shareholder Report — January 31, 2026

QUAL-01/26-SAR

iShares MSCI USA Size Factor ETF

SIZE |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares MSCI USA Size Factor ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Size Factor ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$396,235,135
Number of Portfolio Holdings...
547
Portfolio Turnover Rate...
13%

What did the Fund invest in?

(as of January 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
17.0%
Information Technology...
15.6
Financials...
15.5
Health Care...
10.6
Consumer Discretionary...
9.2
Consumer Staples...
6.3
Real Estate...
6.3
Materials...
5.6
Utilities...
5.5
Energy...
4.4
Communication Services...
4.0
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
EchoStar Corp., Class A...
0.3%
Rocket Lab Corp...
0.3
Micron Technology, Inc...
0.3
Deckers Outdoor Corp...
0.3
Western Digital Corp...
0.3
Entegris, Inc...
0.3
Freeport-McMoRan, Inc...
0.3
Seagate Technology Holdings PLC...
0.3
Dollar General Corp...
0.3
Microchip Technology, Inc...
0.3
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA Size Factor ETF

Semi-Annual Shareholder Report — January 31, 2026

SIZE-01/26-SAR

iShares MSCI USA Value Factor ETF

VLUE |Cboe BZX Exchange

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares MSCI USA Value Factor ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Value Factor ETF	$9	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$9,632,813,394
Number of Portfolio Holdings...
153
Portfolio Turnover Rate...
14%

What did the Fund invest in?

(as of January 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
37.9%
Financials...
12.2
Consumer Discretionary...
10.0
Communication Services...
9.5
Health Care...
9.1
Industrials...
8.3
Consumer Staples...
4.5
Energy...
2.8
Utilities...
2.0
Materials...
1.9
Real Estate...
1.8
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Micron Technology, Inc...
10.5%
Cisco Systems, Inc...
5.2
Intel Corp...
5.2
General Motors Co...
3.9
Applied Materials, Inc...
3.4
AT&T, Inc...
2.9
Verizon Communications, Inc...
2.8
Bank of America Corp...
2.1
Citigroup, Inc...
2.0
Ford Motor Co...
1.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA Value Factor ETF

Semi-Annual Shareholder Report — January 31, 2026

VLUE-01/26-SAR

iShares MSCI All Country Asia ex Japan ETF

AAXJ |NASDAQ

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares MSCI All Country Asia ex Japan ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI All Country Asia ex Japan ETF	$39	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$3,617,741,242
Number of Portfolio Holdings...
920
Portfolio Turnover Rate...
8%

What did the Fund invest in?

(as of January 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
34.4%
Financials...
19.4
Consumer Discretionary...
12.4
Communication Services...
9.1
Industrials...
8.3
Materials...
4.0
Health Care...
3.2
Consumer Staples...
2.7
Energy...
2.7
Utilities...
2.0
Real Estate...
1.8
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
China...
27.8%
Taiwan...
25.0
South Korea...
18.8
India...
16.1
Hong Kong...
4.9
Singapore...
3.9
Malaysia...
1.1
Indonesia...
1.1
Thailand...
1.0
Philippines...
0.3
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI All Country Asia ex Japan ETF

Semi-Annual Shareholder Report — January 31, 2026

AAXJ-01/26-SAR

iShares MSCI Europe Financials ETF

EUFN |NASDAQ

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares MSCI Europe Financials ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Europe Financials ETF	$27	0.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$4,894,567,712
Number of Portfolio Holdings...
88
Portfolio Turnover Rate...
2%

What did the Fund invest in?

(as of January 31, 2026)

Industry allocation

Geographic allocation

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Banks...
57.9%
Insurance...
23.3
Capital Markets...
13.4
Financial Services...
5.4
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United Kingdom...
24.2%
Germany...
12.3
Spain...
12.2
Switzerland...
11.8
Italy...
10.5
France...
8.6
Sweden...
7.3
Netherlands...
5.8
Belgium...
1.5
Austria...
1.4
OtherFootnote Reference(b)...
4.4
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Europe Financials ETF

Semi-Annual Shareholder Report — January 31, 2026

EUFN-01/26-SAR

iShares MSCI Europe Small-Cap ETF

IEUS |NASDAQ

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares MSCI Europe Small-Cap ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Europe Small-Cap ETF	$22	0.41%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$150,776,658
Number of Portfolio Holdings...
833
Portfolio Turnover Rate...
8%

What did the Fund invest in?

(as of January 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
26.1%
Financials...
16.0
Consumer Discretionary...
11.0
Real Estate...
9.2
Materials...
8.3
Health Care...
7.2
Information Technology...
6.7
Communication Services...
4.8
Energy...
4.1
Consumer Staples...
3.7
Utilities...
2.9
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United Kingdom...
29.1%
Sweden...
11.0
Switzerland...
10.1
Germany...
9.3
France...
7.7
Italy...
6.8
Norway...
5.0
Denmark...
4.6
Belgium...
3.7
Spain...
3.5
OtherFootnote Reference(b)...
9.2
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Europe Small-Cap ETF

Semi-Annual Shareholder Report — January 31, 2026

IEUS-01/26-SAR

iShares ESG Optimized MSCI USA Min Vol Factor ETF

ESMV |NASDAQ

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares ESG Optimized MSCI USA Min Vol Factor ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Optimized MSCI USA Min Vol Factor ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$7,286,096
Number of Portfolio Holdings...
161
Portfolio Turnover Rate...
12%

What did the Fund invest in?

(as of January 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
28.0%
Health Care...
15.4
Financials...
11.6
Industrials...
9.6
Consumer Staples...
9.3
Consumer Discretionary...
5.7
Communication Services...
5.5
Utilities...
5.2
Energy...
3.7
Materials...
3.4
Real Estate...
2.6
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Northrop Grumman Corp...
1.8%
Merck & Co., Inc...
1.7
Chevron Corp...
1.7
Gilead Sciences, Inc...
1.7
Vertex Pharmaceuticals, Inc...
1.6
Cisco Systems, Inc...
1.6
Amphenol Corp., Class A...
1.5
Newmont Corp...
1.5
Travelers Companies, Inc. (The)...
1.5
Cencora, Inc...
1.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Optimized MSCI USA Min Vol Factor ETF

Semi-Annual Shareholder Report — January 31, 2026

ESMV-01/26-SAR

iShares MSCI USA Min Vol Factor ETF

USMV |Cboe BZX Exchange

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares MSCI USA Min Vol Factor ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Min Vol Factor ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$22,990,873,786
Number of Portfolio Holdings...
174
Portfolio Turnover Rate...
11%

What did the Fund invest in?

(as of January 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
28.2%
Health Care...
15.1
Financials...
14.2
Consumer Staples...
9.6
Industrials...
7.6
Utilities...
7.3
Consumer Discretionary...
6.2
Communication Services...
5.5
Energy...
3.3
Materials...
2.1
Real Estate...
0.9
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Exxon Mobil Corp...
1.8%
Johnson & Johnson...
1.8
Merck & Co., Inc...
1.6
Cisco Systems, Inc...
1.6
Chubb Ltd...
1.6
Amphenol Corp., Class A...
1.5
McKesson Corp...
1.5
Cencora, Inc...
1.5
International Business Machines Corp...
1.5
Duke Energy Corp...
1.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA Min Vol Factor ETF

Semi-Annual Shareholder Report — January 31, 2026

USMV-01/26-SAR

iShares Breakthrough Environmental Solutions ETF

ETEC |NASDAQ

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Breakthrough Environmental Solutions ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Breakthrough Environmental Solutions ETF	$27	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$4,222,908
Number of Portfolio Holdings...
52
Portfolio Turnover Rate...
35%

What did the Fund invest in?

(as of January 31, 2026)

Industry allocation

Geographic allocation

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Semiconductors & Semiconductor Equipment...
28.8%
Electrical Equipment...
25.6
Machinery...
19.2
Automobiles...
12.6
Automobile Components...
7.8
Chemicals...
4.4
Leisure Products...
1.0
Electronic Equipment, Instruments & Components...
0.6
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
42.6%
China...
27.4
Japan...
16.2
Finland...
4.4
Denmark...
3.7
Germany...
2.3
Taiwan...
2.0
South Korea...
1.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Breakthrough Environmental Solutions ETF

Semi-Annual Shareholder Report — January 31, 2026

ETEC-01/26-SAR

iShares Cybersecurity and Tech ETF

IHAK |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Cybersecurity and Tech ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Cybersecurity and Tech ETF	$23	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$768,002,060
Number of Portfolio Holdings...
41
Portfolio Turnover Rate...
12%

What did the Fund invest in?

(as of January 31, 2026)

Industry allocation

Geographic allocation

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Software...
64.0%
Professional Services...
14.6
IT Services...
13.2
Communications Equipment...
8.2
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
69.4%
Israel...
9.5
Taiwan...
4.7
Japan...
4.1
Denmark...
3.0
Canada...
2.9
United Kingdom...
2.2
Malaysia...
1.5
Germany...
1.4
China...
0.5
OtherFootnote Reference(b)...
0.8
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Cybersecurity and Tech ETF

Semi-Annual Shareholder Report — January 31, 2026

IHAK-01/26-SAR

iShares Energy Storage & Materials ETF

IBAT |NASDAQ

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Energy Storage & Materials ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Energy Storage & Materials ETF	$28	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$29,616,957
Number of Portfolio Holdings...
66
Portfolio Turnover Rate...
11%

What did the Fund invest in?

(as of January 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
41.2%
Materials...
37.9
Information Technology...
17.8
Consumer Discretionary...
3.1
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
33.0%
Japan...
21.2
South Korea...
14.7
France...
8.8
China...
8.7
Germany...
5.9
Taiwan...
3.5
Switzerland...
3.5
Belgium...
0.3
Canada...
0.2
OtherFootnote Reference(b)...
0.2
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Energy Storage & Materials ETF

Semi-Annual Shareholder Report — January 31, 2026

IBAT-01/26-SAR

iShares Future Exponential Technologies ETF

XT |NASDAQ

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Future Exponential Technologies ETF (the “Fund”) (formerly known as iShares Exponential Technologies ETF) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Future Exponential Technologies ETF	$25	0.46%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$3,715,188,181
Number of Portfolio Holdings...
205
Portfolio Turnover Rate...
75%

What did the Fund invest in?

(as of January 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
37.5%
Health Care...
27.8
Industrials...
9.7
Consumer Discretionary...
8.3
Communication Services...
5.2
Financials...
5.1
Utilities...
4.4
Materials...
2.0
Real Estate...
0.0Footnote Reference(b)
Energy...
0.0Footnote Reference(b)
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
70.6%
China...
4.2
United Kingdom...
4.1
Germany...
3.5
Switzerland...
3.2
Japan...
2.8
France...
2.2
Taiwan...
1.9
Denmark...
1.5
Spain...
1.5
OtherFootnote Reference(c)...
4.5
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Future Exponential Technologies ETF

Semi-Annual Shareholder Report — January 31, 2026

XT-01/26-SAR

iShares Genomics Immunology and Healthcare ETF

IDNA |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Genomics Immunology and Healthcare ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Genomics Immunology and Healthcare ETF	$28	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$142,806,356
Number of Portfolio Holdings...
55
Portfolio Turnover Rate...
39%

What did the Fund invest in?

(as of January 31, 2026)

Industry allocation

Geographic allocation

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Biotechnology...
63.8%
Pharmaceuticals...
33.7
Life Sciences Tools & Services...
2.5
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
59.1%
Germany...
9.5
France...
8.5
Japan...
6.3
Switzerland...
4.4
United Kingdom...
4.1
Denmark...
3.8
China...
2.1
Canada...
0.9
South Korea...
0.7
Iceland...
0.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Genomics Immunology and Healthcare ETF

Semi-Annual Shareholder Report — January 31, 2026

IDNA-01/26-SAR

iShares Neuroscience and Healthcare ETF

IBRN |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Neuroscience and Healthcare ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Neuroscience and Healthcare ETF	$29	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$4,889,065
Number of Portfolio Holdings...
60
Portfolio Turnover Rate...
19%

What did the Fund invest in?

(as of January 31, 2026)

Industry allocation

Geographic allocation

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Biotechnology...
68.9%
Pharmaceuticals...
23.4
Health Care Equipment...
6.5
Technology Hardware, Storage & Peripherals...
1.2
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
80.8%
Netherlands...
3.7
Sweden...
3.0
South Korea...
3.0
Denmark...
2.4
China...
1.9
Australia...
1.7
Japan...
1.3
Switzerland...
1.0
France...
0.7
Ireland...
0.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Neuroscience and Healthcare ETF

Semi-Annual Shareholder Report — January 31, 2026

IBRN-01/26-SAR

iShares Self-Driving EV and Tech ETF

IDRV |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Self-Driving EV and Tech ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Self-Driving EV and Tech ETF	$27	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$154,213,618
Number of Portfolio Holdings...
61
Portfolio Turnover Rate...
26%

What did the Fund invest in?

(as of January 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Consumer Discretionary...
60.4%
Materials...
16.0
Industrials...
15.5
Information Technology...
8.1
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
29.0%
China...
25.4
South Korea...
17.5
Germany...
10.8
Australia...
5.2
Switzerland...
4.4
France...
3.9
Japan...
1.3
India...
0.9
Canada...
0.6
OtherFootnote Reference(b)...
1.0
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Self-Driving EV and Tech ETF

Semi-Annual Shareholder Report — January 31, 2026

IDRV-01/26-SAR

(b)     Not Applicable
Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments
              (a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
January 31, 2026
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares Currency Hedged MSCI ACWI ex U.S. ETF | HAWX | NYSE Arca
iShares Currency Hedged MSCI EAFE ETF | HEFA | Cboe BZX Exchange
iShares Currency Hedged MSCI EAFE Small-Cap ETF | HSCZ | NYSE Arca
iShares MSCI EAFE ETF | EFA | NYSE Arca

Page
2

iShares
®
Currency Hedged MSCI ACWI ex U.S. ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Investment Companies
(a)
Exchange-Traded Funds  —  99 .6%
iShares MSCI ACWI ex U.S. ETF .............. 4,434,931 $ 313,904,416
a
Total Long-Term Investments — 99.6%
(Cost: $ 224,980,556 ) ................................ 313,904,416
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(a) (b)
............................ 197,627 197,627
a
Total Short-Term Securities — 0.1%
(Cost: $ 197,627 ) ................................... 197,627
Total Investments — 99.7%
(Cost: $ 225,178,183 ) ................................ 314,102,043
Other Assets Less Liabilities — 0 .3% ..................... 1,089,309
Net Assets — 100.0% ................................. $ 315,191,352
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency
Shares
(a)
...... $ — $ —
(b)
$ — $ — $ — $ — — $ 21,394
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 530,000 — (332,373)
(b)
— — 197,627 197,627 11,848 —
iShares MSCI ACWI
ex U.S. ETF ... 258,185,296 34,437,422 (24,342,054) 3,188,615 42,435,137 313,904,416 4,434,931 4,668,811 —
$ — $ 3,188,615 $ 42,435,137
$ 314,102,043
$ 4,702,053 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Forward Foreign Currency Exchange Contracts
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 179,000 USD 119,387 Barclays Bank PLC 02/04/26 $ 5,259
BRL 574,000 USD 103,760 HSBC Bank PLC 02/04/26 5,279
CAD 90,000 USD 65,755 Barclays Bank PLC 02/04/26 344
CLP 6,519,000 USD 7,248 HSBC Bank PLC 02/04/26 212
EUR 258,000 USD 303,439 Goldman Sachs & Co. 02/04/26 2,395
GBP 216,000 USD 290,521 JPMorgan Chase Bank N.A. 02/04/26 5,042
IDR 8,953,164,000 USD 533,260 Goldman Sachs & Co. 02/04/26 206
IDR 8,953,164,000 USD 533,353 HSBC Bank PLC 02/04/26 112

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Currency Hedged MSCI ACWI ex U.S. ETF
4
2026
iShares Semi-Annual Financial Statements and Additional Information
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
JPY 9,211,000 USD 58,869 Barclays Bank PLC 02/04/26 $ 654
JPY 62,757,000 USD 401,413 State Street Bank & Trust Company 02/04/26 4,133
KRW 9,089,438,500 USD 6,303,355 Goldman Sachs & Co. 02/04/26 4,515
KRW 9,089,438,500 USD 6,304,623 HSBC Bank PLC 02/04/26 3,247
MXN 330,000 USD 18,267 Morgan Stanley & Co. International PLC 02/04/26 615
NZD 14,000 USD 8,060 Barclays Bank PLC 02/04/26 370
THB 23,000 USD 730 Barclays Bank PLC 02/04/26 1
THB 407,000 USD 12,933 BNP Paribas SA 02/04/26 3
TRY 50,000 USD 1,135 HSBC Bank PLC 02/04/26 14
TRY 16,917,000 USD 388,256 HSBC Bank PLC 02/04/26 398
USD 14,227 CNH 99,000 Goldman Sachs & Co. 02/04/26 4
USD 3,450 CNH 24,000 JPMorgan Chase Bank N.A. 02/04/26 1
USD 95,583 HKD 744,000 Barclays Bank PLC 02/04/26 342
USD 286,785 HKD 2,234,000 BNP Paribas SA 02/04/26 804
USD 233,302 HKD 1,814,000 HSBC Bank PLC 02/04/26 1,087
USD 24,908,353 HKD 193,678,000 Societe Generale 02/04/26 115,098
USD 22,869 HKD 178,000 UBS AG 02/04/26 82
USD 553,008 IDR 9,240,762,500 Goldman Sachs & Co. 02/04/26 2,406
USD 548,838 IDR 9,170,517,500 HSBC Bank PLC 02/04/26 2,422
USD 1,017 IDR 17,000,000 JPMorgan Chase Bank N.A. 02/04/26 4
USD 7,340,439 INR 662,042,000 Goldman Sachs & Co. 02/04/26 140,466
USD 7,087,857 INR 639,156,000 HSBC Bank PLC 02/04/26 136,778
USD 13,389 INR 1,209,000 JPMorgan Chase Bank N.A. 02/04/26 240
USD 890 THB 28,000 JPMorgan Chase Bank N.A. 02/04/26 —
USD 3,625 THB 114,000 State Street Bank & Trust Company 02/04/26 2
USD 10,963 THB 344,000 UBS AG 02/04/26 30
USD 9,497,171 TWD 298,925,500 Goldman Sachs & Co. 02/04/26 5,611
USD 8,991,111 TWD 282,823,500 HSBC Bank PLC 02/04/26 10,826
IDR 1,616,846,000 USD 96,262 Goldman Sachs & Co. 03/04/26 81
INR 41,978,000 USD 455,950 Goldman Sachs & Co. 03/04/26 953
MYR 40,000 USD 10,134 Goldman Sachs & Co. 03/04/26 22
USD 89,323 AUD 128,000 Barclays Bank PLC 03/04/26 194
USD 12,382,203 AUD 17,662,000 JPMorgan Chase Bank N.A. 03/04/26 83,879
USD 2,205,687 BRL 11,605,000 Goldman Sachs & Co. 03/04/26 14,985
USD 1,752,918 BRL 9,195,000 HSBC Bank PLC 03/04/26 17,157
USD 121,657 CAD 165,000 JPMorgan Chase Bank N.A. 03/04/26 326
USD 228,477 CAD 309,000 State Street Bank & Trust Company 03/04/26 1,258
USD 25,996,385 CAD 35,137,000 UBS AG 03/04/26 158,796
USD 18,561,882 CHF 14,231,000 UBS AG 03/04/26 95,565
USD 422,770 CLP 365,099,500 Goldman Sachs & Co. 03/04/26 5,066
USD 343,865 CLP 296,679,500 HSBC Bank PLC 03/04/26 4,438
USD 3,667,218 CNH 25,451,000 BNP Paribas SA 03/04/26 4,965
USD 45,779 CNH 318,000 UBS AG 03/04/26 21
USD 3,593,945 DKK 22,511,000 Barclays Bank PLC 03/04/26 14,907
USD 238,885 DKK 1,497,000 Morgan Stanley & Co. International PLC 03/04/26 876
USD 615,886 EUR 517,000 Morgan Stanley & Co. International PLC 03/04/26 2,221
USD 68,500,226 EUR 57,499,000 Societe Generale 03/04/26 250,486
USD 28,060,346 GBP 20,438,000 State Street Bank & Trust Company 03/04/26 94,852
USD 248,082 GBP 181,000 UBS AG 03/04/26 418
USD 25,667,452 HKD 200,192,000 HSBC Bank PLC 03/04/26 15,220
USD 274,757 HKD 2,144,000 JPMorgan Chase Bank N.A. 03/04/26 29
USD 105,507 ILS 326,000 BNP Paribas SA 03/04/26 314
USD 1,277,867 ILS 3,948,000 Citibank N.A. 03/04/26 3,929
USD 41,426,877 JPY 6,375,120,000 Bank of America N.A. 03/04/26 130,947
USD 1,292,934 JPY 199,061,000 Morgan Stanley & Co. International PLC 03/04/26 3,483
USD 194,807 KRW 281,809,000 BNP Paribas SA 03/04/26 363

iShares
®
Currency Hedged MSCI ACWI ex U.S. ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
5
Schedule of Investments
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 9,413,711 KRW 13,571,194,500 Goldman Sachs & Co. 03/04/26 $ 49,791
USD 6,310,971 KRW 9,089,438,500 HSBC Bank PLC 03/04/26 39,394
USD 6,644 MXN 116,000 BNP Paribas SA 03/04/26 23
USD 134,207 MXN 2,334,000 JPMorgan Chase Bank N.A. 03/04/26 991
USD 1,863,578 MXN 32,321,000 Societe Generale 03/04/26 18,814
USD 1,152,869 MYR 4,540,000 Goldman Sachs & Co. 03/04/26 146
USD 1,144,205 NOK 10,954,000 Goldman Sachs & Co. 03/04/26 6,914
USD 16,857 NOK 162,000 Morgan Stanley & Co. International PLC 03/04/26 38
USD 338,883 NZD 558,000 Bank of America N.A. 03/04/26 2,549
USD 1,209 NZD 2,000 Morgan Stanley & Co. International PLC 03/04/26 3
USD 6,261,808 SEK 55,352,000 Bank of America N.A. 03/04/26 38,598
USD 211,669 SEK 1,871,000 JPMorgan Chase Bank N.A. 03/04/26 1,313
USD 29,218 SEK 259,000 Morgan Stanley & Co. International PLC 03/04/26 98
USD 29,959 SGD 38,000 Morgan Stanley & Co. International PLC 03/04/26 26
USD 2,726,565 SGD 3,454,000 State Street Bank & Trust Company 03/04/26 5,848
USD 929,924 THB 29,160,000 Morgan Stanley & Co. International PLC 03/04/26 1,380
USD 11,884,575 TWD 374,712,000 Goldman Sachs & Co. 03/04/26 46,140
USD 9,369,294 TWD 294,758,000 HSBC Bank PLC 03/04/26 56,880
USD 86,114 TWD 2,722,000 JPMorgan Chase Bank N.A. 03/04/26 117
USD 3,680,285 ZAR 58,838,000 Barclays Bank PLC 03/04/26 45,724
USD 30,914 ZAR 499,000 Deutsche Bank Securities Inc. 03/04/26 90
USD 295,974 ZAR 4,757,000 HSBC Bank PLC 03/04/26 2,123
1,671,753
AUD 17,662,000 USD 12,382,848 JPMorgan Chase Bank N.A. 02/04/26 (83,928)
BRL 9,195,000 USD 1,759,421 Goldman Sachs & Co. 02/04/26 (12,707)
BRL 9,195,000 USD 1,763,629 HSBC Bank PLC 02/04/26 (16,915)
CAD 35,137,000 USD 25,965,398 UBS AG 02/04/26 (159,403)
CHF 14,026,000 USD 18,240,197 UBS AG 02/04/26 (94,551)
CLP 296,679,500 USD 343,614 Goldman Sachs & Co. 02/04/26 (4,102)
CLP 296,679,500 USD 343,857 HSBC Bank PLC 02/04/26 (4,345)
CNH 25,221,000 USD 3,628,420 BNP Paribas SA 02/04/26 (4,783)
DKK 22,511,000 USD 3,588,074 Barclays Bank PLC 02/04/26 (14,886)
EUR 57,499,000 USD 68,409,838 Societe Generale 02/04/26 (250,237)
GBP 20,438,000 USD 28,061,145 State Street Bank & Trust Company 02/04/26 (94,850)
HKD 9,041,000 USD 1,162,848 HSBC Bank PLC 02/04/26 (5,485)
HKD 189,607,000 USD 24,286,561 HSBC Bank PLC 02/04/26 (14,446)
IDR 39,133,000 USD 2,343 Goldman Sachs & Co. 02/04/26 (11)
IDR 693,757,000 USD 41,542 HSBC Bank PLC 02/04/26 (206)
ILS 3,948,000 USD 1,277,650 Citibank N.A. 02/04/26 (3,951)
INR 631,957,500 USD 6,874,558 Goldman Sachs & Co. 02/04/26 (1,766)
INR 38,492,000 USD 427,025 HSBC Bank PLC 02/04/26 (8,409)
INR 631,957,500 USD 6,873,549 HSBC Bank PLC 02/04/26 (757)
JPY 6,375,120,000 USD 41,327,914 Bank of America N.A. 02/04/26 (130,836)
MXN 32,321,000 USD 1,868,266 Societe Generale 02/04/26 (18,815)
MYR 4,540,000 USD 1,152,723 Goldman Sachs & Co. 02/04/26 (1,023)
NOK 10,712,000 USD 1,119,127 Goldman Sachs & Co. 02/04/26 (6,831)
NZD 558,000 USD 338,528 Bank of America N.A. 02/04/26 (2,544)
SEK 55,352,000 USD 6,252,928 Bank of America N.A. 02/04/26 (38,531)
SGD 3,335,000 USD 2,627,411 State Street Bank & Trust Company 02/04/26 (5,579)
THB 29,160,000 USD 929,047 Morgan Stanley & Co. International PLC 02/04/26 (2,243)
TWD 294,758,000 USD 9,369,294 Goldman Sachs & Co. 02/04/26 (10,061)
TWD 2,058,000 USD 65,491 HSBC Bank PLC 02/04/26 (145)
TWD 294,758,000 USD 9,389,590 HSBC Bank PLC 02/04/26 (30,357)
USD 48,054 AUD 72,000 BNP Paribas SA 02/04/26 (2,084)
USD 11,662,415 AUD 17,492,000 JPMorgan Chase Bank N.A. 02/04/26 (518,125)

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Currency Hedged MSCI ACWI ex U.S. ETF
6
2026
iShares Semi-Annual Financial Statements and Additional Information
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 185,363 AUD 277,000 State Street Bank & Trust Company 02/04/26 $ (7,525)
USD 3,111 BRL 17,000 BNP Paribas SA 02/04/26 (118)
USD 1,731,848 BRL 9,581,000 Goldman Sachs & Co. 02/04/26 (88,193)
USD 1,693,477 BRL 9,366,000 HSBC Bank PLC 02/04/26 (85,722)
USD 25,246,373 CAD 34,571,000 Deutsche Bank Securities Inc. 02/04/26 (143,930)
USD 51,807 CAD 71,000 HSBC Bank PLC 02/04/26 (338)
USD 398,486 CAD 552,000 State Street Bank & Trust Company 02/04/26 (6,924)
USD 24,038 CAD 33,000 UBS AG 02/04/26 (199)
USD 101,139 CHF 80,000 Societe Generale 02/04/26 (2,358)
USD 17,613,557 CHF 13,933,000 State Street Bank & Trust Company 02/04/26 (411,773)
USD 16,456 CHF 13,000 UBS AG 02/04/26 (362)
USD 345,288 CLP 310,974,000 Goldman Sachs & Co. 02/04/26 (10,583)
USD 320,541 CLP 288,904,000 HSBC Bank PLC 02/04/26 (10,072)
USD 42,620 CNH 297,000 Goldman Sachs & Co. 02/04/26 (52)
USD 33,447 CNH 233,000 HSBC Bank PLC 02/04/26 (29)
USD 3,526,327 CNH 24,568,000 Societe Generale 02/04/26 (3,490)
USD 3,399,957 DKK 21,587,000 Bank of America N.A. 02/04/26 (26,563)
USD 4,564 DKK 29,000 BNP Paribas SA 02/04/26 (39)
USD 3,300 DKK 21,000 Citibank N.A. 02/04/26 (33)
USD 41,315 DKK 265,000 Goldman Sachs & Co. 02/04/26 (749)
USD 95,896 DKK 609,000 JPMorgan Chase Bank N.A. 02/04/26 (770)
USD 788,477 EUR 677,000 Barclays Bank PLC 02/04/26 (14,042)
USD 980,865 EUR 835,000 Goldman Sachs & Co. 02/04/26 (8,948)
USD 63,368 EUR 54,000 HSBC Bank PLC 02/04/26 (644)
USD 66,005,713 EUR 56,191,000 Societe Generale 02/04/26 (603,377)
USD 290,610 GBP 216,000 Barclays Bank PLC 02/04/26 (4,953)
USD 26,952,322 GBP 20,098,000 BNP Paribas SA 02/04/26 (548,734)
USD 348,655 GBP 260,000 Goldman Sachs & Co. 02/04/26 (7,115)
USD 107,643 GBP 80,000 State Street Bank & Trust Company 02/04/26 (1,825)
USD 12,500 IDR 210,938,000 Goldman Sachs & Co. 02/04/26 (69)
USD 15,053 ILS 48,000 BNP Paribas SA 02/04/26 (432)
USD 14,930 ILS 47,000 Goldman Sachs & Co. 02/04/26 (233)
USD 1,205,172 ILS 3,834,000 HSBC Bank PLC 02/04/26 (31,749)
USD 4,704 ILS 15,000 JPMorgan Chase Bank N.A. 02/04/26 (135)
USD 1,253 ILS 4,000 Morgan Stanley & Co. International PLC 02/04/26 (37)
USD 476,503 JPY 75,100,000 BNP Paribas SA 02/04/26 (8,806)
USD 198,396 JPY 31,045,000 JPMorgan Chase Bank N.A. 02/04/26 (2,222)
USD 40,506,078 JPY 6,340,943,000 UBS AG 02/04/26 (470,142)
USD 6,740,812 KRW 9,724,710,500 Goldman Sachs & Co. 02/04/26 (7,924)
USD 5,849,514 KRW 8,436,929,500 HSBC Bank PLC 02/04/26 (5,529)
USD 11,931 KRW 17,237,000 JPMorgan Chase Bank N.A. 02/04/26 (31)
USD 28,230 MXN 508,000 Goldman Sachs & Co. 02/04/26 (839)
USD 1,725 MXN 31,000 Morgan Stanley & Co. International PLC 02/04/26 (49)
USD 1,781,198 MXN 32,112,000 State Street Bank & Trust Company 02/04/26 (56,293)
USD 1,120,081 MYR 4,540,000 Goldman Sachs & Co. 02/04/26 (31,619)
USD 993 NOK 10,000 Bank of America N.A. 02/04/26 (45)
USD 16,650 NOK 168,000 Barclays Bank PLC 02/04/26 (795)
USD 1,036,854 NOK 10,441,000 JPMorgan Chase Bank N.A. 02/04/26 (47,302)
USD 9,224 NOK 93,000 Morgan Stanley & Co. International PLC 02/04/26 (433)
USD 577 NZD 1,000 Bank of America N.A. 02/04/26 (25)
USD 1,155 NZD 2,000 BNP Paribas SA 02/04/26 (49)
USD 324,138 NZD 562,000 Deutsche Bank Securities Inc. 02/04/26 (14,255)
USD 4,017 NZD 7,000 Goldman Sachs & Co. 02/04/26 (198)
USD 25,531 SEK 235,000 Barclays Bank PLC 02/04/26 (853)
USD 5,643 SEK 52,000 Deutsche Bank Securities Inc. 02/04/26 (195)
USD 70,904 SEK 652,000 Goldman Sachs & Co. 02/04/26 (2,297)

iShares
®
Currency Hedged MSCI ACWI ex U.S. ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
7
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 5,916,186 SEK 54,413,000 JPMorgan Chase Bank N.A. 02/04/26 $ (192,789)
USD 2,555,148 SGD 3,280,000 HSBC Bank PLC 02/04/26 (23,445)
USD 2,336 SGD 3,000 Morgan Stanley & Co. International PLC 02/04/26 (22)
USD 40,475 SGD 52,000 State Street Bank & Trust Company 02/04/26 (405)
USD 920,055 THB 29,104,000 HSBC Bank PLC 02/04/26 (4,969)
USD 12,226 TRY 538,000 Goldman Sachs & Co. 02/04/26 (134)
USD 372,790 TRY 16,429,000 HSBC Bank PLC 02/04/26 (4,652)
USD 292,301 TWD 9,258,000 Goldman Sachs & Co. 02/04/26 (1,661)
USD 17,998 TWD 567,000 JPMorgan Chase Bank N.A. 02/04/26 (5)
USD 33,882 ZAR 562,000 Barclays Bank PLC 02/04/26 (906)
USD 181,584 ZAR 3,011,000 Goldman Sachs & Co. 02/04/26 (4,798)
USD 3,329,241 ZAR 55,265,000 State Street Bank & Trust Company 02/04/26 (91,680)
ZAR 58,838,000 USD 3,687,928 Barclays Bank PLC 02/04/26 (45,837)
AUD 9,000 USD 6,305 HSBC Bank PLC 03/04/26 (38)
BRL 15,000 USD 2,840 BNP Paribas SA 03/04/26 (8)
CHF 433,000 USD 564,063 BNP Paribas SA 03/04/26 (2,197)
CLP 736,000 USD 844 Goldman Sachs & Co. 03/04/26 (2)
DKK 145,000 USD 23,096 JPMorgan Chase Bank N.A. 03/04/26 (43)
EUR 5,000 USD 5,946 Goldman Sachs & Co. 03/04/26 (11)
GBP 43,000 USD 59,005 JPMorgan Chase Bank N.A. 03/04/26 (168)
ILS 7,000 USD 2,261 Morgan Stanley & Co. International PLC 03/04/26 (2)
NZD 7,000 USD 4,238 Barclays Bank PLC 03/04/26 (19)
USD 532,920 IDR 8,953,164,000 Goldman Sachs & Co. 03/04/26 (572)
USD 555,685 IDR 9,333,624,000 HSBC Bank PLC 03/04/26 (478)
USD 6,917,907 INR 637,136,500 Goldman Sachs & Co. 03/04/26 (16,913)
USD 6,861,012 INR 631,957,500 HSBC Bank PLC 03/04/26 (17,437)
USD 32,219 MYR 127,000 Goldman Sachs & Co. 03/04/26 (27)
USD 4,410 THB 139,000 HSBC Bank PLC 03/04/26 (16)
USD 59,582 THB 1,875,000 State Street Bank & Trust Company 03/04/26 (124)
USD 74,023 TRY 3,296,000 Goldman Sachs & Co. 03/04/26 (41)
USD 379,861 TRY 16,917,000 HSBC Bank PLC 03/04/26 (276)
USD 20,567 TRY 916,000 UBS AG 03/04/26 (17)
(4,624,620)
$ (2,952,867)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts ............................... $ — $ — $ — $ 1,671,753 $ — $ — $ 1,671,753
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts (4,624,620.24)
Unrealized depreciation on forward foreign currency exchange contracts ............................... $ — $ — $ — $ 4,624,620 $ — $ — $ 4,624,620

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Currency Hedged MSCI ACWI ex U.S. ETF
8
2026
iShares Semi-Annual Financial Statements and Additional Information
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts .............. $ — $ — $ — $ 6,986,149 $ — $ — $ 6,986,149
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts .............. $ — $ — $ — $ (9,548,407) $ — $ — $ (9,548,407)
Forward foreign currency exchange contracts:
Average amounts purchased — in USD ..................................................................................... $ 285,912,219
Average amounts sold — in USD ......................................................................................... $ 580,271,204
a
Assets Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts ............................................................ $ 1,671,753  $ 4,624,620
Total derivative assets and liabilities in the Statements of Assets and Liabilities ....................................... $ 1,671,753  $ 4,624,620
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) ....................................
—  —
Total derivative assets and liabilities subject to an MNA ....................................................... $ 1,671,753  $ 4,624,620
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
a a a a a a
Counterparty
Derivative Assets
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c) (d)
Bank of America N.A. .................................. $ 172,094 $ (172,094) $ – $ – $ –
Barclays Bank PLC ................................... 67,795 (67,795) – – –
BNP Paribas SA ..................................... 6,472 (6,472) – – –
Citibank N.A. ........................................ 3,929 (3,929) – – –
Deutsche Bank Securities Inc. ............................ 90 (90) – – –
Goldman Sachs & Co. ................................. 279,701 (219,479) – – 60,222
HSBC Bank PLC ..................................... 295,587 (266,459) – – 29,128
JPMorgan Chase Bank N.A. ............................. 91,942 (91,942) – – –
Morgan Stanley & Co. International PLC ..................... 8,740 (2,786) – – 5,954
Societe Generale ..................................... 384,398 (384,398) – – –
State Street Bank & Trust Company ........................ 106,093 (106,093) – – –
UBS AG ........................................... 254,912 (254,912) – – –
$ 1,671,753 $ (1,576,449) $ – $ – $ 95,304
a a a a a
Counterparty
Derivative Liabilities
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount
of Derivative
Liabilities
(d) (e)
Bank of America N.A. .................................. $ 198,544 $ (172,094) $ – $ – $ 26,450
Barclays Bank PLC ................................... 82,291 (67,795) – – 14,496
BNP Paribas SA ..................................... 567,250 (6,472) – – 560,778
Citibank N.A. ........................................ 3,984 (3,929) – – 55
Deutsche Bank Securities Inc. ............................ 158,380 (90) – – 158,290
Goldman Sachs & Co. ................................. 219,479 (219,479) – – –
HSBC Bank PLC ..................................... 266,459 (266,459) – – –
JPMorgan Chase Bank N.A. ............................. 845,518 (91,942) – – 753,576
Morgan Stanley & Co. International PLC ..................... 2,786 (2,786) – – –
Societe Generale ..................................... 878,277 (384,398) – – 493,879
State Street Bank & Trust Company ........................ 676,978 (106,093) – – 570,885
UBS AG ........................................... 724,674 (254,912) – – 469,762
$ 4,624,620 $ (1,576,449) $ – $ – $ 3,048,171

iShares
®
Currency Hedged MSCI ACWI ex U.S. ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
9
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(a)
The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 313,904,416  $ —  $ —  $ 313,904,416
Short-Term Securities
Money Market Funds ...................................... 197,627  —  —  197,627
$ 314,102,043  $ —  $ —  $ 314,102,043
Derivative Financial Instruments
(a)
Assets
Foreign Currency Exchange Contracts ............................ $ —  $ 1,671,753  $ —  $ 1,671,753
Liabilities
Foreign Currency Exchange Contracts ............................ —  (4,624,620) —  (4,624,620)
$ —  $ (2,952,867) $ —  $ (2,952,867)
(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Derivative Financial Instruments – Offsetting as of Period End (continued)

Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
Currency Hedged MSCI EAFE ETF
(Percentages shown are based on Net Assets)
10
2026
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Investment Companies
(a)
Exchange-Traded Funds  —  99 .6%
iShares MSCI EAFE ETF
(b)
.................. 68,269,451 $ 6,877,464,494
a
Total Long-Term Investments — 99.6%
(Cost: $ 5,492,713,582 ) ............................... 6,877,464,494
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(a) (c) (d)
...................... 20,447,340 20,457,564
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(a) (c)
............................ 3,926,676 3,926,676
a
Total Short-Term Securities — 0.3%
(Cost: $ 24,384,240 ) ................................. 24,384,240
Total Investments — 99.9%
(Cost: $ 5,517,097,822 ) ............................... 6,901,848,734
Other Assets Less Liabilities — 0 .1% ..................... 4,963,428
Net Assets — 100.0% ................................. $ 6,906,812,162
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 643,417,528 $ — $ (623,030,648)
(a)
$ 70,684 $ — $ 20,457,564 20,447,340 $ 264,292
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 4,170,000 — (243,324)
(a)
— — 3,926,676 3,926,676 136,692 —
iShares MSCI EAFE
ETF .......... 6,348,180,318 636,791,756 (1,046,700,125) 132,839,881 806,352,664 6,877,464,494 68,269,451 119,019,306 —
$ — $ 132,910,565 $ 806,352,664
$ 6,901,848,734
$ 119,420,290 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Forward Foreign Currency Exchange Contracts
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 1,390,000 USD 930,997 Barclays Bank PLC 02/03/26 $ 36,930
AUD 9,287,000 USD 6,194,106 JPMorgan Chase Bank N.A. 02/03/26 272,899
CHF 1,104,000 USD 1,375,801 Barclays Bank PLC 02/03/26 52,309
DKK 1,771,000 USD 275,292 Barclays Bank PLC 02/03/26 5,804
EUR 4,391,000 USD 5,098,718 BNP Paribas SA 02/03/26 106,152
EUR 18,509,000 USD 21,767,941 State Street Bank & Trust Company 02/03/26 171,694
GBP 1,608,000 USD 2,150,911 BNP Paribas SA 02/03/26 49,396
GBP 11,055,000 USD 14,869,088 State Street Bank & Trust Company 02/03/26 258,025

iShares
®
Currency Hedged MSCI EAFE ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
11
Schedule of Investments
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
ILS 311,000 USD 98,835 BNP Paribas SA 02/03/26 $ 1,499
JPY 36,097,000 USD 230,684 HSBC Bank PLC 02/03/26 2,561
JPY 501,647,000 USD 3,165,899 JPMorgan Chase Bank N.A. 02/03/26 75,552
JPY 3,327,362,000 USD 21,280,952 State Street Bank & Trust Company 02/03/26 219,190
NOK 843,000 USD 83,326 JPMorgan Chase Bank N.A. 02/03/26 4,208
NZD 639,000 USD 367,871 HSBC Bank PLC 02/03/26 16,871
NZD 44,000 USD 25,259 Societe Generale 02/03/26 1,233
SEK 7,627,000 USD 828,617 HSBC Bank PLC 02/03/26 27,627
SEK 4,355,000 USD 472,305 JPMorgan Chase Bank N.A. 02/03/26 16,609
SGD 262,000 USD 203,567 BNP Paribas SA 02/03/26 2,392
SGD 151,000 USD 117,648 Morgan Stanley & Co. International PLC 02/03/26 1,053
USD 311,138 HKD 2,425,000 Barclays Bank PLC 02/03/26 722
USD 155,461 HKD 1,212,000 BNP Paribas SA 02/03/26 317
USD 398,938 HKD 3,102,000 Citibank N.A. 02/03/26 1,862
USD 129,776,302 HKD 1,009,167,000 HSBC Bank PLC 02/03/26 596,312
USD 77,850 HKD 606,000 JPMorgan Chase Bank N.A. 02/03/26 278
USD 449,749,027 AUD 641,432,000 BNP Paribas SA 03/04/26 3,109,983
USD 5,110,099 AUD 7,323,000 JPMorgan Chase Bank N.A. 03/04/26 10,980
USD 664,352,098 CHF 509,441,000 BNP Paribas SA 03/04/26 3,295,317
USD 12,389,595 CHF 9,528,000 Morgan Stanley & Co. International PLC 03/04/26 25,947
USD 130,543,646 DKK 817,613,000 Bank of America N.A. 03/04/26 550,844
USD 7,959,489 DKK 49,879,000 Morgan Stanley & Co. International PLC 03/04/26 29,196
USD 10,274,313 EUR 8,640,000 JPMorgan Chase Bank N.A. 03/04/26 18,869
USD 4,606,633 EUR 3,867,000 Morgan Stanley & Co. International PLC 03/04/26 16,610
USD 2,414,604,678 EUR 2,026,816,000 Societe Generale 03/04/26 8,829,517
USD 1,019,627,185 GBP 742,238,000 BNP Paribas SA 03/04/26 4,016,463
USD 13,250,990 GBP 9,667,000 HSBC Bank PLC 03/04/26 23,550
USD 7,223,828 HKD 56,361,000 HSBC Bank PLC 03/04/26 1,834
USD 125,567,337 HKD 979,311,000 Societe Generale 03/04/26 80,237
USD 50,004,883 ILS 154,419,000 BNP Paribas SA 03/04/26 177,033
USD 134,958 ILS 418,000 Morgan Stanley & Co. International PLC 03/04/26 78
USD 1,504,633,810 JPY 231,545,840,000 Bank of America N.A. 03/04/26 4,756,037
USD 22,146,883 JPY 3,413,434,000 JPMorgan Chase Bank N.A. 03/04/26 35,781
USD 23,368,154 JPY 3,595,881,000 Morgan Stanley & Co. International PLC 03/04/26 75,220
USD 703,835 NOK 6,757,000 BNP Paribas SA 03/04/26 2,295
USD 787,449 NOK 7,568,000 Morgan Stanley & Co. International PLC 03/04/26 1,707
USD 40,648,257 NOK 389,054,000 State Street Bank & Trust Company 03/04/26 255,038
USD 12,296,137 NZD 20,248,000 Bank of America N.A. 03/04/26 91,671
USD 97,288 NZD 161,000 HSBC Bank PLC 03/04/26 245
USD 227,488,208 SEK 2,010,339,000 Bank of America N.A. 03/04/26 1,466,368
USD 6,490,670 SEK 57,373,000 JPMorgan Chase Bank N.A. 03/04/26 40,240
USD 2,044,725 SEK 18,126,000 Toronto Dominion Bank 03/04/26 6,824
USD 1,485,357 SGD 1,884,000 Canadian Imperial Bank of Commerce 03/04/26 1,330
USD 98,530,012 SGD 124,821,000 State Street Bank & Trust Company 03/04/26 208,484
29,049,193
AUD 641,432,000 USD 449,772,118 BNP Paribas SA 02/03/26 (3,110,804)
AUD 596,000 USD 419,258 Commonwealth Bank of Australia 02/03/26 (4,234)
AUD 1,588,000 USD 1,118,993 JPMorgan Chase Bank N.A. 02/03/26 (13,189)
CHF 1,261,000 USD 1,647,375 Barclays Bank PLC 02/03/26 (16,174)
CHF 473,000 USD 615,522 Barclays Bank PLC 02/03/26 (3,660)
CHF 509,441,000 USD 662,282,572 BNP Paribas SA 02/03/26 (3,281,214)
DKK 817,613,000 USD 130,322,853 Bank of America N.A. 02/03/26 (550,221)
DKK 2,024,000 USD 324,323 BNP Paribas SA 02/03/26 (3,072)
DKK 759,000 USD 121,501 Morgan Stanley & Co. International PLC 02/03/26 (1,031)
EUR 1,882,000 USD 2,249,331 Barclays Bank PLC 02/03/26 (18,503)

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Currency Hedged MSCI EAFE ETF
12
2026
iShares Semi-Annual Financial Statements and Additional Information
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 5,018,000 USD 6,004,114 BNP Paribas SA 02/03/26 $ (56,030)
EUR 2,026,816,000 USD 2,411,302,995 Societe Generale 02/03/26 (8,817,554)
GBP 689,000 USD 951,330 BNP Paribas SA 02/03/26 (8,537)
GBP 744,076,000 USD 1,022,194,251 BNP Paribas SA 02/03/26 (4,037,610)
HKD 3,031,000 USD 388,812 Barclays Bank PLC 02/03/26 (825)
HKD 31,745,000 USD 4,082,840 HSBC Bank PLC 02/03/26 (19,272)
HKD 979,311,000 USD 125,436,744 Societe Generale 02/03/26 (78,517)
HKD 2,425,000 USD 310,712 State Street Bank & Trust Company 02/03/26 (296)
ILS 143,379,000 USD 46,423,356 BNP Paribas SA 02/03/26 (166,843)
ILS 355,000 USD 115,011 JPMorgan Chase Bank N.A. 02/03/26 (482)
ILS 133,000 USD 43,024 Morgan Stanley & Co. International PLC 02/03/26 (116)
JPY 231,545,840,000 USD 1,500,912,945 Bank of America N.A. 02/03/26 (4,752,180)
JPY 573,311,000 USD 3,744,545 Barclays Bank PLC 02/03/26 (40,028)
JPY 214,991,000 USD 1,402,603 HSBC Bank PLC 02/03/26 (13,413)
NOK 963,000 USD 100,958 Barclays Bank PLC 02/03/26 (963)
NOK 389,054,000 USD 40,653,246 State Street Bank & Trust Company 02/03/26 (255,135)
NOK 361,000 USD 37,610 UBS AG 02/03/26 (124)
NZD 20,248,000 USD 12,282,842 Bank of America N.A. 02/03/26 (91,523)
NZD 19,000 USD 11,507 HSBC Bank PLC 02/03/26 (67)
NZD 50,000 USD 30,389 Morgan Stanley & Co. International PLC 02/03/26 (284)
SEK 2,010,339,000 USD 227,154,382 Bank of America N.A. 02/03/26 (1,463,785)
SEK 4,978,000 USD 565,514 JPMorgan Chase Bank N.A. 02/03/26 (6,659)
SEK 1,867,000 USD 211,238 Toronto Dominion Bank 02/03/26 (1,640)
SGD 300,000 USD 237,332 BNP Paribas SA 02/03/26 (1,502)
SGD 112,000 USD 88,733 Nomura Securities International Inc. 02/03/26 (690)
SGD 121,161,000 USD 95,445,200 State Street Bank & Trust Company 02/03/26 (200,329)
USD 265,808 AUD 397,000 BNP Paribas SA 02/03/26 (10,643)
USD 432,386,628 AUD 648,627,000 Deutsche Bank Securities Inc. 02/03/26 (19,284,926)
USD 2,987,809 AUD 4,475,000 JPMorgan Chase Bank N.A. 02/03/26 (128,358)
USD 530,704 AUD 794,000 State Street Bank & Trust Company 02/03/26 (22,198)
USD 789,661 CHF 631,000 Barclays Bank PLC 02/03/26 (26,586)
USD 398,721 CHF 315,000 BNP Paribas SA 02/03/26 (8,756)
USD 4,559,794 CHF 3,607,000 Societe Generale 02/03/26 (106,140)
USD 642,023,464 CHF 507,726,000 State Street Bank & Trust Company 02/03/26 (14,759,409)
USD 126,418,425 DKK 802,750,000 Bank of America N.A. 02/03/26 (995,132)
USD 3,052,446 DKK 19,417,000 JPMorgan Chase Bank N.A. 02/03/26 (29,446)
USD 1,472,469 EUR 1,255,000 BNP Paribas SA 02/03/26 (15,145)
USD 28,343,077 EUR 24,120,000 JPMorgan Chase Bank N.A. 02/03/26 (247,555)
USD 2,377,078,749 EUR 2,023,714,000 Societe Generale 02/03/26 (21,729,738)
USD 8,749,557 EUR 7,527,000 State Street Bank & Trust Company 02/03/26 (172,569)
USD 1,000,086,069 GBP 745,747,000 BNP Paribas SA 02/03/26 (20,357,086)
USD 12,005,928 GBP 8,924,000 HSBC Bank PLC 02/03/26 (205,231)
USD 3,693,590 GBP 2,757,000 State Street Bank & Trust Company 02/03/26 (78,952)
USD 169,398 ILS 533,000 BNP Paribas SA 02/03/26 (2,557)
USD 44,635,288 ILS 142,309,000 HSBC Bank PLC 02/03/26 (1,276,025)
USD 27,911 ILS 89,000 JPMorgan Chase Bank N.A. 02/03/26 (802)
USD 391,231 ILS 1,247,000 Morgan Stanley & Co. International PLC 02/03/26 (11,072)
USD 3,630,922 JPY 573,311,000 BNP Paribas SA 02/03/26 (73,594)
USD 915,911 JPY 143,328,000 JPMorgan Chase Bank N.A. 02/03/26 (10,220)
USD 1,804,440 JPY 286,655,000 State Street Bank & Trust Company 02/03/26 (47,815)
USD 1,502,407,944 JPY 235,195,954,000 UBS AG 02/03/26 (17,338,463)
USD 95,438 NOK 963,000 Barclays Bank PLC 02/03/26 (4,557)
USD 23,942 NOK 241,000 BNP Paribas SA 02/03/26 (1,083)
USD 392,010 NOK 3,952,000 Deutsche Bank Securities Inc. 02/03/26 (18,353)
USD 38,382,966 NOK 386,065,000 JPMorgan Chase Bank N.A. 02/03/26 (1,704,776)
USD 7,506 NZD 13,000 BNP Paribas SA 02/03/26 (321)

iShares
®
Currency Hedged MSCI EAFE ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
13
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 43,149 NZD 75,000 Citibank N.A. 02/03/26 $ (2,008)
USD 61,639 NZD 107,000 Deutsche Bank Securities Inc. 02/03/26 (2,786)
USD 11,981,173 NZD 20,805,000 State Street Bank & Trust Company 02/03/26 (545,515)
USD 675,194 SEK 6,222,000 JPMorgan Chase Bank N.A. 02/03/26 (23,318)
USD 2,537,284 SEK 23,362,000 Societe Generale 02/03/26 (85,450)
USD 217,443,840 SEK 1,999,582,000 State Street Bank & Trust Company 02/03/26 (7,039,124)
USD 58,420 SGD 75,000 BNP Paribas SA 02/03/26 (538)
USD 93,763,048 SGD 120,364,000 HSBC Bank PLC 02/03/26 (855,299)
USD 854,303 SGD 1,097,000 Morgan Stanley & Co. International PLC 02/03/26 (8,050)
USD 349,534 SGD 450,000 State Street Bank & Trust Company 02/03/26 (4,211)
AUD 993,000 USD 691,448 Barclays Bank PLC 03/04/26 (6)
AUD 3,542,000 USD 2,481,246 HSBC Bank PLC 03/04/26 (14,897)
CHF 18,283,000 USD 23,817,014 HSBC Bank PLC 03/04/26 (92,773)
CHF 788,000 USD 1,022,523 JPMorgan Chase Bank N.A. 03/04/26 (5)
DKK 2,844,000 USD 452,628 JPMorgan Chase Bank N.A. 03/04/26 (459)
EUR 3,137,000 USD 3,723,577 Barclays Bank PLC 03/04/26 (43)
GBP 6,435,000 USD 8,825,711 JPMorgan Chase Bank N.A. 03/04/26 (20,645)
HKD 1,515,000 USD 194,135 State Street Bank & Trust Company 03/04/26 (6)
ILS 222,000 USD 71,649 Barclays Bank PLC 03/04/26 (14)
JPY 358,319,000 USD 2,321,094 Barclays Bank PLC 03/04/26 (21)
NOK 602,000 USD 62,503 JPMorgan Chase Bank N.A. 03/04/26 —
NZD 354,000 USD 214,350 Barclays Bank PLC 03/04/26 (977)
NZD 31,000 USD 18,687 JPMorgan Chase Bank N.A. 03/04/26 (1)
SEK 3,111,000 USD 349,771 JPMorgan Chase Bank N.A. 03/04/26 (3)
SGD 187,000 USD 147,302 State Street Bank & Trust Company 03/04/26 (2)
(134,380,165)
$ (105,330,972)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts ............................... $ — $ — $ — $ 29,049,193 $ — $ — $ 29,049,193
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts (134,380,165)
Unrealized depreciation on forward foreign currency exchange contracts ............................... $ — $ — $ — $ 134,380,165 $ — $ — $ 134,380,165
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts ............... $ — $ — $ — $ 185,633,727 $ — $ — $ 185,633,727
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts ............... $ — $ — $ — $ (305,054,071) $ — $ — $ (305,054,071)

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Currency Hedged MSCI EAFE ETF
14
2026
iShares Semi-Annual Financial Statements and Additional Information
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
Forward foreign currency exchange contracts:
Average amounts purchased — in USD ..................................................................................... $ 6,543,723,115
Average amounts sold — in USD ......................................................................................... $ 13,201,426,112
a
Assets Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts ............................................................ $ 29,049,193  $ 134,380,165
Total derivative assets and liabilities in the Statements of Assets and Liabilities ....................................... $ 29,049,193  $ 134,380,165
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) ....................................
—  —
Total derivative assets and liabilities subject to an MNA ....................................................... $ 29,049,193  $ 134,380,165
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
a a a a a a
Counterparty
Derivative Assets
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c) (d)
Bank of America N.A. .................................. $ 6,864,920 $ (6,864,920) $ — $ — $ —
Barclays Bank PLC ................................... 95,765 (95,765) — — —
BNP Paribas SA ..................................... 10,760,847 (10,760,847) — — —
Canadian Imperial Bank of Commerce ...................... 1,330 — — — 1,330
Citibank N.A. ........................................ 1,862 (1,862) — — —
HSBC Bank PLC ..................................... 669,000 (669,000) — — —
JPMorgan Chase Bank N.A. ............................. 475,416 (475,416) — — —
Morgan Stanley & Co. International PLC ..................... 149,811 (20,553) — — 129,258
Societe Generale ..................................... 8,910,987 (8,910,987) — — —
State Street Bank & Trust Company ........................ 1,112,431 (1,112,431) — — —
Toronto Dominion Bank ................................. 6,824 (1,640) — — 5,184
$ 29,049,193 $ (28,913,421) $ — $ — $ 135,772
a a a a a
Counterparty
Derivative Liabilities
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount
of Derivative
Liabilities
(d) (e)
Bank of America N.A. .................................. $ 7,852,841 $ (6,864,920) $ — $ — $ 987,921
Barclays Bank PLC ................................... 112,357 (95,765) — — 16,592
BNP Paribas SA ..................................... 31,135,335 (10,760,847) — — 20,374,488
Citibank N.A. ........................................ 2,008 (1,862) — — 146
Commonwealth Bank of Australia .......................... 4,234 — — — 4,234
Deutsche Bank Securities Inc. ............................ 19,306,065 — — — 19,306,065
HSBC Bank PLC ..................................... 2,476,977 (669,000) — — 1,807,977
JPMorgan Chase Bank N.A. ............................. 2,185,918 (475,416) — — 1,710,502
Morgan Stanley & Co. International PLC ..................... 20,553 (20,553) — — —
Nomura Securities International Inc. ........................ 690 — — — 690
Societe Generale ..................................... 30,817,399 (8,910,987) — — 21,906,412
State Street Bank & Trust Company ........................ 23,125,561 (1,112,431) — — 22,013,130
Toronto Dominion Bank ................................. 1,640 (1,640) — — —
UBS AG ........................................... 17,338,587 — — — 17,338,587
$ 134,380,165 $ (28,913,421) $ — $ — $ 105,466,744
(a)
The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

iShares
®
Currency Hedged MSCI EAFE ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
15
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 6,877,464,494  $ —  $ —  $ 6,877,464,494
Short-Term Securities
Money Market Funds ...................................... 24,384,240  —  —  24,384,240
$ 6,901,848,734  $ —  $ —  $ 6,901,848,734
Derivative Financial Instruments
(a)
Assets
Foreign Currency Exchange Contracts ............................ $ —  $ 29,049,193  $ —  $ 29,049,193
Liabilities
Foreign Currency Exchange Contracts ............................ —  (134,380,165) —  (134,380,165)
$ —  $ (105,330,972) $ —  $ (105,330,972)
(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
Currency Hedged MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
16
2026
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Investment Companies
(a)
Exchange-Traded Funds  —  99 .6%
iShares MSCI EAFE Small-Cap ETF ............ 2,184,750 $ 178,647,008
a
Total Long-Term Investments — 99.6%
(Cost: $ 135,379,692 ) ................................ 178,647,008
a
Short-Term Securities
Money Market Funds  —  0 .0%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(a) (b)
............................ 75,513 75,513
a
Total Short-Term Securities — 0.0%
(Cost: $ 75,513 ) .................................... 75,513
Total Investments — 99.6%
(Cost: $ 135,455,205 ) ................................ 178,722,521
Other Assets Less Liabilities — 0 .4% ..................... 661,394
Net Assets — 100.0% ................................. $ 179,383,915
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares
(a)
. $ — $ — $ —
(b)
$ — $ — $ — — $ 19,320
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 90,000 — (14,487)
(b)
— — 75,513 75,513 3,480 —
iShares MSCI EAFE
Small-Cap ETF .. 162,258,355 15,262,259 (19,747,442) 2,540,160 18,333,676 178,647,008 2,184,750 3,330,665 —
$ — $ 2,540,160 $ 18,333,676
$ 178,722,521
$ 3,353,465 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Forward Foreign Currency Exchange Contracts
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 249,000 USD 166,074 Barclays Bank PLC 02/03/26 $ 7,317
AUD 22,000 USD 14,679 JPMorgan Chase Bank N.A. 02/03/26 641
DKK 70,000 USD 11,026 Barclays Bank PLC 02/03/26 85
EUR 10,000 USD 11,761 JPMorgan Chase Bank N.A. 02/03/26 93
GBP 307,000 USD 412,918 JPMorgan Chase Bank N.A. 02/03/26 7,165
JPY 19,186,000 USD 122,609 Barclays Bank PLC 02/03/26 1,364
JPY 62,084,000 USD 397,073 State Street Bank & Trust Company 02/03/26 4,090
NZD 11,000 USD 6,333 Barclays Bank PLC 02/03/26 291
SEK 2,353,000 USD 255,634 JPMorgan Chase Bank N.A. 02/03/26 8,525

iShares
®
Currency Hedged MSCI EAFE Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
17
Schedule of Investments
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
SGD 37,000 USD 28,828 Morgan Stanley & Co. International PLC 02/03/26 $ 258
USD 6,421 HKD 50,000 Barclays Bank PLC 02/03/26 20
USD 13,634 HKD 106,000 JPMorgan Chase Bank N.A. 02/03/26 65
USD 2,993,680 HKD 23,278,000 Societe Generale 02/03/26 13,943
USD 257 HKD 2,000 State Street Bank & Trust Company 02/03/26 1
USD 6,413 HKD 50,000 UBS AG 02/03/26 13
USD 66,992 AUD 96,000 Barclays Bank PLC 03/04/26 146
USD 20,525,823 AUD 29,279,000 State Street Bank & Trust Company 03/04/26 138,401
USD 8,095,392 CHF 6,206,000 State Street Bank & Trust Company 03/04/26 42,411
USD 54,612 CHF 42,000 UBS AG 03/04/26 112
USD 3,605,121 DKK 22,581,000 Barclays Bank PLC 03/04/26 14,954
USD 620,651 EUR 521,000 Morgan Stanley & Co. International PLC 03/04/26 2,238
USD 31,787,040 EUR 26,682,000 Societe Generale 03/04/26 116,236
USD 93,939 EUR 79,000 UBS AG 03/04/26 169
USD 345,795 GBP 252,000 Morgan Stanley & Co. International PLC 03/04/26 981
USD 22,321,416 GBP 16,258,000 State Street Bank & Trust Company 03/04/26 75,453
USD 128,838 GBP 94,000 UBS AG 03/04/26 217
USD 38,830 HKD 303,000 JPMorgan Chase Bank N.A. 03/04/26 4
USD 248,404 HKD 1,938,000 Morgan Stanley & Co. International PLC 03/04/26 72
USD 2,844,322 HKD 22,184,000 UBS AG 03/04/26 1,706
USD 7,905,016 ILS 24,418,000 BNP Paribas SA 03/04/26 25,827
USD 44,554 ILS 138,000 State Street Bank & Trust Company 03/04/26 24
USD 62,177,310 JPY 9,568,373,000 Bank of America N.A. 03/04/26 196,537
USD 1,511,386 JPY 232,735,000 Morgan Stanley & Co. International PLC 03/04/26 3,806
USD 3,898,266 NOK 37,309,000 BNP Paribas SA 03/04/26 24,689
USD 18,522 NOK 178,000 Morgan Stanley & Co. International PLC 03/04/26 42
USD 799,836 NZD 1,317,000 Bank of America N.A. 03/04/26 6,015
USD 604 NZD 1,000 Morgan Stanley & Co. International PLC 03/04/26 2
USD 9,292,820 SEK 82,145,000 Bank of America N.A. 03/04/26 57,281
USD 37,843 SGD 48,000 Morgan Stanley & Co. International PLC 03/04/26 33
USD 3,738,545 SGD 4,736,000 State Street Bank & Trust Company 03/04/26 7,996
759,223
AUD 28,535,000 USD 20,005,603 State Street Bank & Trust Company 02/03/26 (135,250)
CHF 6,167,000 USD 8,019,506 State Street Bank & Trust Company 02/03/26 (42,014)
DKK 22,581,000 USD 3,599,019 Barclays Bank PLC 02/03/26 (14,932)
EUR 26,682,000 USD 31,743,575 Societe Generale 02/03/26 (116,079)
GBP 16,258,000 USD 22,322,071 State Street Bank & Trust Company 02/03/26 (75,432)
HKD 1,302,000 USD 167,460 BNP Paribas SA 02/03/26 (796)
HKD 22,184,000 USD 2,841,374 UBS AG 02/03/26 (1,677)
ILS 23,155,000 USD 7,494,886 BNP Paribas SA 02/03/26 (24,688)
JPY 9,568,373,000 USD 62,023,550 Bank of America N.A. 02/03/26 (196,378)
NOK 37,140,000 USD 3,881,129 BNP Paribas SA 02/03/26 (24,632)
NZD 1,317,000 USD 798,971 Bank of America N.A. 02/03/26 (6,006)
SEK 82,145,000 USD 9,279,184 Bank of America N.A. 02/03/26 (57,180)
SGD 4,666,000 USD 3,675,752 State Street Bank & Trust Company 02/03/26 (7,802)
USD 43,117 AUD 64,000 Bank of America N.A. 02/03/26 (1,449)
USD 19,120,460 AUD 28,678,000 JPMorgan Chase Bank N.A. 02/03/26 (849,471)
USD 42,867 AUD 64,000 State Street Bank & Trust Company 02/03/26 (1,699)
USD 17,743 CHF 14,000 Citibank N.A. 02/03/26 (368)
USD 7,780,779 CHF 6,153,000 State Street Bank & Trust Company 02/03/26 (178,603)
USD 3,543,353 DKK 22,499,000 Bank of America N.A. 02/03/26 (27,717)
USD 23,881 DKK 152,000 JPMorgan Chase Bank N.A. 02/03/26 (244)
USD 140,353 EUR 120,000 Barclays Bank PLC 02/03/26 (1,889)
USD 353,698 EUR 301,000 Deutsche Bank Securities Inc. 02/03/26 (3,092)
USD 140,040 EUR 119,000 JPMorgan Chase Bank N.A. 02/03/26 (1,016)

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Currency Hedged MSCI EAFE Small-Cap ETF
18
2026
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 30,718,453 EUR 26,152,000 Societe Generale 02/03/26 $ (280,808)
USD 251,594 GBP 187,000 Barclays Bank PLC 02/03/26 (4,288)
USD 21,765,242 GBP 16,230,000 BNP Paribas SA 02/03/26 (443,084)
USD 49,712 GBP 37,000 JPMorgan Chase Bank N.A. 02/03/26 (917)
USD 149,456 GBP 111,000 State Street Bank & Trust Company 02/03/26 (2,431)
USD 31,084 ILS 99,000 Barclays Bank PLC 02/03/26 (855)
USD 136,177 ILS 434,000 BNP Paribas SA 02/03/26 (3,839)
USD 231,627 ILS 738,000 Morgan Stanley & Co. International PLC 02/03/26 (6,465)
USD 6,878,639 ILS 21,884,000 State Street Bank & Trust Company 02/03/26 (181,513)
USD 136,054 JPY 21,502,000 Citibank N.A. 02/03/26 (2,884)
USD 277,574 JPY 43,371,000 JPMorgan Chase Bank N.A. 02/03/26 (2,672)
USD 137,237 JPY 21,502,000 State Street Bank & Trust Company 02/03/26 (1,700)
USD 61,089,188 JPY 9,563,268,000 UBS AG 02/03/26 (704,997)
USD 8,305 NOK 83,000 Bank of New York 02/03/26 (314)
USD 8,230 NOK 83,000 Barclays Bank PLC 02/03/26 (388)
USD 46,819 NOK 472,000 Deutsche Bank Securities Inc. 02/03/26 (2,192)
USD 3,624,865 NOK 36,502,000 JPMorgan Chase Bank N.A. 02/03/26 (165,385)
USD 3,458 NZD 6,000 Barclays Bank PLC 02/03/26 (154)
USD 4,032 NZD 7,000 BNP Paribas SA 02/03/26 (182)
USD 1,726 NZD 3,000 Morgan Stanley & Co. International PLC 02/03/26 (80)
USD 755,501 NZD 1,312,000 State Street Bank & Trust Company 02/03/26 (34,454)
USD 20,279 SEK 185,000 Bank of New York 02/03/26 (490)
USD 20,080 SEK 185,000 Barclays Bank PLC 02/03/26 (689)
USD 99,553 SEK 916,000 JPMorgan Chase Bank N.A. 02/03/26 (3,282)
USD 9,048,874 SEK 83,212,000 State Street Bank & Trust Company 02/03/26 (292,916)
USD 16,369 SGD 21,000 Barclays Bank PLC 02/03/26 (140)
USD 17,912 SGD 23,000 Morgan Stanley & Co. International PLC 02/03/26 (169)
USD 3,613,737 SGD 4,639,000 Societe Generale 02/03/26 (32,989)
USD 15,584 SGD 20,000 State Street Bank & Trust Company 02/03/26 (138)
DKK 239,000 USD 38,133 JPMorgan Chase Bank N.A. 03/04/26 (134)
NZD 52,000 USD 31,487 Barclays Bank PLC 03/04/26 (144)
SEK 43,000 USD 4,849 JPMorgan Chase Bank N.A. 03/04/26 (15)
SEK 4,306,000 USD 487,146 Morgan Stanley & Co. International PLC 03/04/26 (3,023)
(3,942,145)
$ (3,182,922)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts ............................... $ — $ — $ — $ 759,223 $ — $ — $ 759,223
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts (3,942,145.32)
Unrealized depreciation on forward foreign currency exchange contracts ............................... $ — $ — $ — $ 3,942,145 $ — $ — $ 3,942,145

iShares
®
Currency Hedged MSCI EAFE Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
19
Schedule of Investments
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts .............. $ — $ — $ — $ 6,270,615 $ — $ — $ 6,270,615
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts .............. $ — $ — $ — $ (8,445,888) $ — $ — $ (8,445,888)
Forward foreign currency exchange contracts:
Average amounts purchased — in USD ..................................................................................... $ 171,795,239
Average amounts sold — in USD ......................................................................................... $ 347,396,455
a
Assets Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts ............................................................ $ 759,223  $ 3,942,145
Total derivative assets and liabilities in the Statements of Assets and Liabilities ....................................... $ 759,223  $ 3,942,145
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) ....................................
—  —
Total derivative assets and liabilities subject to an MNA ....................................................... $ 759,223  $ 3,942,145
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
a a a a a a
Counterparty
Derivative Assets
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c) (d)
Bank of America N.A. .................................. $ 259,833 $ (259,833) $ — $ — $ —
Barclays Bank PLC ................................... 24,177 (23,479) — — 698
BNP Paribas SA ..................................... 50,516 (50,516) — — —
JPMorgan Chase Bank N.A. ............................. 16,493 (16,493) — — —
Morgan Stanley & Co. International PLC ..................... 7,432 (7,432) — — —
Societe Generale ..................................... 130,179 (130,179) — — —
State Street Bank & Trust Company ........................ 268,376 (268,376) — — —
UBS AG ........................................... 2,217 (2,217) — — —
$ 759,223 $ (758,525) $ — $ — $ 698
a a a a a
Counterparty
Derivative Liabilities
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount
of Derivative
Liabilities
(d) (e)
Bank of America N.A. .................................. $ 288,730 $ (259,833) $ — $ — $ 28,897
Bank of New York .................................... 804 — — — 804
Barclays Bank PLC ................................... 23,479 (23,479) — — —
BNP Paribas SA ..................................... 497,221 (50,516) — — 446,705
Citibank N.A. ........................................ 3,252 — — — 3,252
Deutsche Bank Securities Inc. ............................ 5,284 — — — 5,284
JPMorgan Chase Bank N.A. ............................. 1,023,136 (16,493) — — 1,006,643
Morgan Stanley & Co. International PLC ..................... 9,737 (7,432) — — 2,305
Societe Generale ..................................... 429,876 (130,179) — — 299,697
State Street Bank & Trust Company ........................ 953,952 (268,376) — — 685,576
UBS AG ........................................... 706,674 (2,217) — — 704,457
$ 3,942,145 $ (758,525) $ — $ — $ 3,183,620
(a)
The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Currency Hedged MSCI EAFE Small-Cap ETF
20
2026
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 178,647,008  $ —  $ —  $ 178,647,008
Short-Term Securities
Money Market Funds ...................................... 75,513  —  —  75,513
$ 178,722,521  $ —  $ —  $ 178,722,521
Derivative Financial Instruments
(a)
Assets
Foreign Currency Exchange Contracts ............................ $ —  $ 759,223  $ —  $ 759,223
Liabilities
Foreign Currency Exchange Contracts ............................ —  (3,942,145) —  (3,942,145)
$ —  $ (3,182,922) $ —  $ (3,182,922)
(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Derivative Financial Instruments – Offsetting as of Period End (continued)

iShares
®
MSCI EAFE ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
21
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  6 .4%
ANZ Group Holdings Ltd. ................... 10,281,861 $ 261,573,991
APA Group ............................. 4,528,851 27,881,829
Aristocrat Leisure Ltd. ...................... 1,913,559 71,088,179
ASX Ltd. .............................. 677,918 26,984,102
BHP Group Ltd. .......................... 17,527,071 603,673,588
Brambles Ltd. ........................... 4,695,892 72,892,935
CAR Group Ltd. .......................... 1,314,702 25,156,708
Cochlear Ltd. ........................... 224,185 41,786,599
Coles Group Ltd. ......................... 4,641,119 68,571,795
Commonwealth Bank of Australia .............. 5,775,027 597,835,673
Computershare Ltd. ....................... 1,786,523 40,572,935
CSL Ltd. ............................... 1,676,321 211,232,936
Evolution Mining Ltd. ...................... 6,985,007 67,078,613
Fortescue Ltd. ........................... 5,835,116 84,497,525
Goodman Group ......................... 7,058,492 149,948,340
Insurance Australia Group Ltd. ................ 8,119,308 42,806,132
Lottery Corp. Ltd. (The) ..................... 7,620,281 27,146,668
Lynas Rare Earths Ltd.
(a)
.................... 3,144,921 31,657,165
Macquarie Group Ltd. ...................... 1,257,952 184,616,700
Medibank Pvt Ltd. ........................ 9,592,864 30,780,278
National Australia Bank Ltd. .................. 10,555,765 317,088,921
Northern Star Resources Ltd. ................. 4,684,436 86,115,388
Origin Energy Ltd. ........................ 5,927,273 48,611,416
Pro Medicus Ltd. ......................... 199,685 25,528,382
Qantas Airways Ltd. ....................... 2,561,860 17,911,579
QBE Insurance Group Ltd. .................. 5,220,476 71,550,664
REA Group Ltd. .......................... 181,096 23,811,193
Rio Tinto Ltd. ........................... 1,279,363 133,290,129
Santos Ltd. ............................. 11,155,409 54,402,123
Scentre Group ........................... 17,890,534 50,701,222
SGH Ltd. .............................. 705,556 22,611,710
Sigma Healthcare Ltd. ..................... 18,031,032 38,637,653
Sonic Healthcare Ltd. ...................... 1,627,139 26,020,909
South32 Ltd. ............................ 15,508,493 49,128,852
Stockland .............................. 8,321,177 31,134,566
Suncorp Group Ltd. ....................... 3,749,895 44,143,514
Telstra Group Ltd. ........................ 13,694,505 46,524,278
Transurban Group ........................ 10,733,134 103,819,153
Vicinity Ltd. ............................. 13,408,693 22,875,872
Washington H Soul Pattinson & Co. Ltd. ......... 1,187,982 31,806,572
Wesfarmers Ltd. ......................... 3,919,937 226,127,764
Westpac Banking Corp. .................... 11,806,395 317,227,142
WiseTech Global Ltd. ...................... 702,166 28,133,418
Woodside Energy Group Ltd. ................. 6,558,752 115,804,567
Woolworths Group Ltd. ..................... 4,220,018 90,563,199
Xero Ltd.
(a)
............................. 570,191 37,160,069
4,728,512,946
a
Austria  —  0 .3%
Erste Group Bank AG ...................... 1,063,473 138,260,956
OMV AG .............................. 514,124 30,542,938
Raiffeisen Bank International AG .............. 456,985 23,034,537
Verbund AG ............................ 237,763 17,445,978
209,284,409
a
Belgium  —  1 .1%
Ageas SA/N.V. .......................... 513,852 36,499,096
Anheuser-Busch InBev SA/N.V. ............... 3,426,483 246,648,557
Argenx SE
(a)
............................ 212,742 178,909,759
D'ieteren Group .......................... 74,370 16,939,881
Elia Group SA/N.V. ........................ 150,466 21,784,567
Financiere de Tubize SA .................... 69,582 17,749,507
Groupe Bruxelles Lambert N.V. ............... 275,575 26,075,592
Security Shares Value
a
Belgium (continued)
KBC Group N.V. ......................... 793,443 $ 111,808,426
Lotus Bakeries N.V.
(b)
...................... 1,411 16,635,190
Sofina SA .............................. 53,203 15,503,961
Syensqo SA
(b)
........................... 250,873 21,114,410
UCB SA ............................... 436,093 132,888,636
842,557,582
a
China  —  0 .0%
Wharf Holdings Ltd. (The) ................... 3,671,168 11,861,123
a
Denmark  —  2 .0%
AP Moller - Maersk A.S. , Class A .............. 10,055 24,656,551
AP Moller - Maersk A.S. , Class B , NVS
(b)
......... 13,601 33,631,527
Carlsberg A.S. , Class B .................... 324,064 44,056,222
Coloplast A.S. , Class B ..................... 433,363 36,942,011
Danske Bank A.S. ........................ 2,312,237 117,803,921
Demant A.S.
(a)
........................... 295,081 10,328,833
DSV A.S. .............................. 705,562 198,393,380
Genmab A.S.
(a)
.......................... 211,634 68,947,284
Novo Nordisk A.S. , Class B .................. 11,114,202 659,952,661
Novonesis Novozymes B ................... 1,220,868 74,806,917
Orsted A.S.
(a) (c)
........................... 1,834,135 41,259,342
Pandora A.S. ........................... 272,375 22,047,022
ROCKWOOL A.S. , Class B .................. 323,012 10,908,106
Tryg A.S. .............................. 1,160,819 28,211,393
Vestas Wind Systems A.S. .................. 3,487,120 105,699,432
1,477,644,602
a
Finland  —  0 .8%
Elisa OYJ .............................. 491,980 21,762,741
Fortum OYJ ............................ 1,551,037 36,639,117
Kesko OYJ , Class B ....................... 936,263 23,681,238
Kone OYJ , Class B ....................... 1,172,093 84,232,313
Metso OYJ ............................. 2,297,289 44,913,691
Neste OYJ ............................. 1,473,598 37,642,977
Nokia OYJ ............................. 18,256,088 117,585,798
Orion OYJ , Class B ....................... 372,470 30,802,542
Sampo OYJ , Class A ...................... 8,354,542 93,172,382
Stora Enso OYJ , Class R ................... 2,025,208 23,314,169
UPM-Kymmene OYJ ...................... 1,819,122 50,186,166
Wartsila OYJ Abp ......................... 1,734,854 70,330,996
634,264,130
a
France  —  10 .2%
Accor SA .............................. 672,161 36,552,864
Aeroports de Paris SA ..................... 120,833 15,964,674
Air Liquide SA ........................... 1,996,491 373,867,342
Airbus SE .............................. 2,050,605 469,485,460
Alstom SA
(a)
............................ 1,188,393 37,943,460
Amundi SA
(c)
............................ 218,920 19,463,983
ArcelorMittal SA .......................... 1,624,124 88,202,954
AXA SA ............................... 5,988,183 273,055,653
BioMerieux ............................. 144,466 16,776,326
BNP Paribas SA ......................... 3,469,050 375,116,767
Bollore SE ............................. 2,476,359 14,118,769
Bouygues SA ........................... 660,879 35,723,016
Bureau Veritas SA ........................ 1,180,702 38,009,544
Capgemini SE ........................... 531,502 82,583,745
Carrefour SA ............................ 2,040,811 33,426,790
Cie de Saint-Gobain SA .................... 1,552,866 153,276,347
Cie Generale des Etablissements Michelin SCA .... 2,306,335 85,647,192
Covivio SA ............................. 189,771 12,123,691
Credit Agricole SA ........................ 3,680,659 79,709,908
Danone SA ............................. 2,236,403 175,244,272
Dassault Aviation SA ...................... 67,822 25,784,220

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI EAFE ETF
(Percentages shown are based on Net Assets)
22
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
France (continued)
Dassault Systemes SE ..................... 2,309,888 $ 63,533,002
Edenred SE ............................ 821,914 17,215,644
Eiffage SA ............................. 236,265 35,039,825
Engie SA .............................. 6,294,605 187,934,287
EssilorLuxottica SA ....................... 1,039,019 317,623,788
Eurofins Scientific SE ...................... 408,837 33,072,041
Euronext N.V.
(c)
.......................... 262,543 36,770,129
FDJ UNITED ............................ 384,661 10,180,402
Gecina SA ............................. 160,328 14,726,323
Getlink SE ............................. 1,046,273 20,710,342
Hermes International SCA ................... 109,141 262,593,005
Ipsen SA .............................. 131,608 21,500,171
Kering SA .............................. 256,544 80,087,301
Klepierre SA ............................ 737,342 28,404,904
Legrand SA ............................ 903,796 144,298,098
L'Oreal SA ............................. 828,887 380,823,027
LVMH Moet Hennessy Louis Vuitton SE .......... 862,978 556,969,688
Orange SA ............................. 6,417,526 119,301,916
Pernod Ricard SA ........................ 695,618 62,199,824
Publicis Groupe SA ....................... 788,858 78,844,982
Renault SA ............................. 667,876 25,205,216
Rexel SA .............................. 777,439 32,579,021
Safran SA .............................. 1,242,650 443,987,846
Sanofi SA .............................. 3,812,375 359,597,093
Sartorius Stedim Biotech .................... 102,145 22,826,121
Schneider Electric SE ...................... 1,892,042 542,451,913
Societe Generale SA ...................... 2,441,504 213,947,617
Sodexo SA ............................. 306,514 15,660,289
STMicroelectronics N.V. .................... 2,333,768 65,901,012
Thales SA .............................. 319,404 97,777,743
TotalEnergies SE ......................... 6,853,362 498,436,017
Unibail-Rodamco-Westfield .................. 421,724 46,627,878
Veolia Environnement SA ................... 2,172,504 81,484,441
Vinci SA ............................... 1,719,444 247,229,576
7,607,617,459
a
Germany  —  9 .0%
adidas AG ............................. 590,773 104,746,135
Allianz SE , Registered ..................... 1,332,639 586,789,751
BASF SE .............................. 3,075,923 166,757,947
Bayer AG , Registered ...................... 3,397,326 179,690,157
Bayerische Motoren Werke AG ............... 966,974 99,579,249
Beiersdorf AG ........................... 334,531 39,902,641
Brenntag SE ............................ 427,945 26,036,028
Commerzbank AG ........................ 2,525,837 103,823,734
Continental AG .......................... 382,918 30,131,525
CTS Eventim AG & Co. KGaA ................ 214,066 17,990,322
Daimler Truck Holding AG ................... 1,643,205 79,562,234
Delivery Hero SE
(a) (c)
....................... 666,790 18,596,226
Deutsche Bank AG , Registered ............... 6,391,327 252,208,717
Deutsche Boerse AG ...................... 650,852 164,812,118
Deutsche Lufthansa AG , Registered ............ 2,059,813 21,219,092
Deutsche Post AG ........................ 3,308,456 185,036,883
Deutsche Telekom AG , Registered ............. 12,695,742 426,046,927
E.ON SE .............................. 7,763,995 164,673,046
Evonik Industries AG
(b)
..................... 880,101 13,632,686
Fresenius Medical Care AG .................. 759,693 34,200,597
Fresenius SE & Co. KGaA ................... 1,461,499 81,752,958
GEA Group AG .......................... 505,709 36,159,623
Hannover Rueck SE ....................... 208,692 59,007,567
Heidelberg Materials AG .................... 461,744 126,458,100
Henkel AG & Co. KGaA .................... 357,830 29,538,549
Hensoldt AG
(b)
........................... 220,226 21,877,820
HOCHTIEF AG .......................... 53,966 22,630,345
Infineon Technologies AG ................... 4,511,880 220,551,922
Security Shares Value
a
Germany (continued)
Knorr-Bremse AG ........................ 248,772 $ 28,965,820
LEG Immobilien SE ....................... 262,643 18,991,081
Mercedes-Benz Group AG ................... 2,495,965 170,584,753
Merck KGaA ............................ 444,115 66,169,881
MTU Aero Engines AG ..................... 185,516 82,475,746
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 450,979 273,327,715
Nemetschek SE .......................... 198,094 17,308,334
QIAGEN N.V. ........................... 712,314 37,766,312
Rational AG ............................ 17,883 14,329,939
Rheinmetall AG .......................... 158,800 336,472,780
RWE AG .............................. 2,184,429 138,719,664
SAP SE ............................... 3,603,563 719,877,905
Scout24 SE
(c)
........................... 260,907 25,976,209
Siemens AG , Registered .................... 2,619,029 791,811,344
Siemens Energy AG
(a)
...................... 2,674,488 455,679,318
Siemens Healthineers AG
(c)
.................. 1,166,405 58,219,310
Symrise AG ............................ 461,644 38,864,449
Talanx AG .............................. 221,923 27,991,294
Vonovia SE ............................. 2,604,288 76,251,652
Zalando SE
(a) (c)
.......................... 769,411 22,124,692
6,715,321,097
a
Hong Kong  —  2 .0%
AIA Group Ltd. .......................... 36,250,600 418,240,329
BOC Hong Kong Holdings Ltd. ................ 12,840,500 67,617,921
CK Asset Holdings Ltd. ..................... 6,719,184 39,361,911
CK Hutchison Holdings Ltd. .................. 9,300,684 74,994,207
CK Infrastructure Holdings Ltd. ................ 2,179,792 17,903,182
CLP Holdings Ltd. ........................ 5,696,500 53,846,333
Futu Holdings Ltd. , ADR
(a)
................... 196,141 31,886,642
Galaxy Entertainment Group Ltd. .............. 6,835,000 34,727,012
Henderson Land Development Co. Ltd.
(b)
......... 5,111,764 20,332,637
HKT Trust & HKT Ltd. , Class SS ............... 13,374,440 20,043,206
Hong Kong & China Gas Co. Ltd. .............. 39,078,513 36,806,053
Hong Kong Exchanges & Clearing Ltd. .......... 3,979,400 219,388,595
Hongkong Land Holdings Ltd. ................ 3,742,600 31,755,482
Jardine Matheson Holdings Ltd. ............... 568,500 41,431,096
Link REIT .............................. 9,051,229 41,615,387
MTR Corp. Ltd.
(b)
......................... 5,343,500 23,627,989
Power Assets Holdings Ltd. .................. 4,833,500 37,492,251
Sands China Ltd. ......................... 8,329,600 18,077,557
Sino Land Co. Ltd. ........................ 12,826,000 19,301,962
SITC International Holdings Co. Ltd. ............ 4,674,000 17,453,525
Sun Hung Kai Properties Ltd. ................. 5,028,500 80,752,111
Swire Pacific Ltd. , Class A ................... 1,225,500 11,825,939
Techtronic Industries Co. Ltd. ................. 5,046,033 68,885,907
WH Group Ltd.
(c)
......................... 29,281,000 34,554,377
Wharf Real Estate Investment Co. Ltd. .......... 5,916,912 20,542,111
1,482,463,722
a
Ireland  —  0 .5%
AIB Group PLC .......................... 7,294,157 81,535,041
Bank of Ireland Group PLC .................. 3,284,184 66,726,254
Kerry Group PLC , Class A ................... 559,043 49,694,408
Kingspan Group PLC ...................... 529,624 46,116,786
Ryanair Holdings PLC ..................... 2,907,910 98,692,537
342,765,026
a
Israel  —  1 .1%
Azrieli Group Ltd. ......................... 145,727 19,542,734
Bank Hapoalim BM ....................... 4,262,224 105,368,275
Bank Leumi Le-Israel BM ................... 5,132,101 123,372,266
Check Point Software Technologies Ltd.
(a) (b)
....... 296,029 53,140,166
CyberArk Software Ltd.
(a)
.................... 175,128 75,450,396

iShares
®
MSCI EAFE ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
23
Schedule of Investments
Security Shares Value
a
Israel (continued)
Elbit Systems Ltd. ........................ 96,286 $ 68,102,935
ICL Group Ltd. ........................... 2,688,091 14,595,924
Israel Discount Bank Ltd. , Class A ............. 4,224,923 49,775,344
Mizrahi Tefahot Bank Ltd. ................... 539,200 42,181,095
Monday.com Ltd.
(a) (b)
....................... 140,386 16,109,293
Nice Ltd.
(a)
............................. 219,204 23,186,069
Nova Ltd.
(a)
............................. 101,501 49,547,226
Phoenix Financial Ltd. ..................... 771,332 37,438,650
Teva Pharmaceutical Industries Ltd. , ADR
(a)
....... 3,968,497 135,246,378
Wix.com Ltd.
(a) (b)
......................... 192,981 16,758,470
829,815,221
a
Italy  —  3 .2%
Banca Mediolanum SpA .................... 772,608 18,123,995
Banca Monte dei Paschi di Siena SpA ........... 6,839,769 70,954,376
Banco BPM SpA ......................... 3,921,942 58,787,219
BPER Banca SpA ........................ 5,084,627 71,608,993
Buzzi SpA .............................. 267,688 15,237,223
Davide Campari-Milano N.V.
(b)
................ 2,169,723 15,464,050
Enel SpA .............................. 28,077,163 310,211,877
Eni SpA ............................... 7,049,283 144,081,052
Ferrari N.V. ............................. 434,411 144,895,963
FinecoBank Banca Fineco SpA ............... 2,118,072 56,150,582
Generali ............................... 2,937,650 119,827,867
Infrastrutture Wireless Italiane SpA
(c)
............ 964,728 8,528,832
Intesa Sanpaolo SpA ...................... 49,155,832 347,992,984
Leonardo SpA ........................... 1,394,202 93,169,789
Moncler SpA ............................ 803,266 46,801,229
Nexi SpA
(c)
............................. 1,923,956 8,214,259
Poste Italiane SpA
(c)
....................... 1,580,267 41,621,316
Prysmian SpA ........................... 970,323 114,928,213
Recordati Industria Chimica e Farmaceutica SpA ... 402,714 22,189,269
Snam SpA ............................. 6,917,046 47,538,673
Stellantis N.V. ........................... 6,949,593 68,192,508
Telecom Italia SpA
(a)
....................... 39,845,917 27,028,797
Tenaris SA ............................. 1,293,714 28,737,193
Terna - Rete Elettrica Nazionale ............... 4,834,787 52,391,259
UniCredit SpA ........................... 4,837,947 421,607,855
Unipol Assicurazioni SpA .................... 1,238,686 27,587,721
2,381,873,094
a
Japan  —  22 .3%
Advantest Corp. .......................... 2,643,700 437,232,229
Aeon Co. Ltd. ........................... 7,675,300 104,979,658
AGC, Inc. .............................. 671,000 24,759,550
Aisin Corp. ............................. 1,701,300 30,478,792
Ajinomoto Co., Inc. ........................ 3,118,900 71,350,571
ANA Holdings, Inc. ........................ 547,400 10,627,722
Asahi Group Holdings Ltd. ................... 5,250,300 54,964,608
Asahi Kasei Corp. ........................ 4,479,600 43,456,632
Asics Corp. ............................. 2,417,200 58,188,474
Astellas Pharma, Inc. ...................... 6,234,350 86,719,096
Bandai Namco Holdings, Inc. ................. 2,016,500 52,325,576
Bridgestone Corp. ........................ 3,945,000 88,818,746
Canon, Inc. ............................. 3,001,900 91,374,466
Capcom Co. Ltd. ......................... 1,203,500 30,675,899
Central Japan Railway Co. .................. 2,660,800 74,231,175
Chiba Bank Ltd. (The) ...................... 1,943,600 26,313,846
Chubu Electric Power Co., Inc. ................ 2,364,500 34,352,884
Chugai Pharmaceutical Co. Ltd.
(b)
.............. 2,314,600 132,211,538
Dai Nippon Printing Co. Ltd. ................. 1,355,300 24,317,066
Daifuku Co. Ltd. .......................... 1,127,500 40,447,017
Dai-ichi Life Holdings, Inc. ................... 12,118,808 106,574,527
Daiichi Sankyo Co. Ltd. ..................... 6,202,185 113,621,638
Daikin Industries Ltd. ...................... 908,700 108,889,865
Security Shares Value
a
Japan (continued)
Daito Trust Construction Co. Ltd. .............. 1,008,800 $ 20,476,041
Daiwa House Industry Co. Ltd. ................ 1,935,300 65,943,541
Daiwa Securities Group, Inc. ................. 4,600,500 44,829,030
Denso Corp. ............................ 6,048,900 83,927,047
Disco Corp. ............................. 318,100 135,590,315
East Japan Railway Co. .................... 3,319,400 83,331,016
Ebara Corp. ............................ 1,604,600 48,578,993
Eisai Co. Ltd. ........................... 916,900 25,562,653
ENEOS Holdings, Inc. ..................... 9,311,150 78,697,027
FANUC Corp. ........................... 3,216,300 129,149,154
Fast Retailing Co. Ltd. ..................... 657,600 250,895,982
Fuji Electric Co. Ltd. ....................... 489,500 34,868,364
FUJIFILM Holdings Corp. ................... 3,858,400 77,072,542
Fujikura Ltd. ............................ 866,600 108,920,286
Fujitsu Ltd. ............................. 6,085,300 169,084,823
Hankyu Hanshin Holdings, Inc. ................ 835,100 23,318,528
Hikari Tsushin, Inc. ........................ 60,800 16,791,819
Hitachi Ltd. ............................. 15,810,800 548,636,472
Honda Motor Co. Ltd. ...................... 12,739,000 128,122,903
Hoya Corp. ............................. 1,186,200 198,991,950
Hulic Co. Ltd. ........................... 1,618,300 19,285,140
Idemitsu Kosan Co. Ltd. .................... 2,668,415 22,642,195
IHI Corp. .............................. 3,545,800 82,036,280
Inpex Corp. ............................. 3,032,643 67,943,991
Isuzu Motors Ltd. ......................... 1,849,400 29,793,472
ITOCHU Corp. .......................... 20,523,100 262,748,469
Japan Airlines Co. Ltd. ..................... 493,300 9,321,005
Japan Exchange Group, Inc. ................. 3,469,400 37,858,846
Japan Post Bank Co. Ltd. .................... 6,163,200 109,504,053
Japan Post Holdings Co. Ltd. ................. 6,158,100 74,099,261
Japan Post Insurance Co. Ltd. ................ 641,400 19,865,478
Japan Tobacco, Inc. ....................... 4,147,200 149,886,705
JFE Holdings, Inc. ........................ 1,974,475 26,582,709
JX Advanced Metals Corp. .................. 1,936,000 31,327,123
Kajima Corp. ............................ 1,459,900 59,557,725
Kansai Electric Power Co., Inc. (The) ........... 3,266,100 52,110,390
Kao Corp. .............................. 1,611,300 64,455,975
Kawasaki Heavy Industries Ltd. ............... 522,700 43,633,004
Kawasaki Kisen Kaisha Ltd. .................. 1,216,300 17,575,606
KDDI Corp. ............................. 10,103,900 170,594,005
Keyence Corp. .......................... 671,392 246,307,114
Kikkoman Corp. .......................... 2,329,200 21,068,927
Kioxia Holdings Corp.
(a)
..................... 654,500 89,526,607
Kirin Holdings Co. Ltd. ..................... 2,670,900 41,525,130
Kobe Bussan Co. Ltd. ...................... 515,000 12,586,332
Komatsu Ltd. ........................... 3,276,400 125,404,829
Konami Group Corp. ...................... 345,800 50,494,824
Kubota Corp. ........................... 3,367,800 51,600,284
Kyocera Corp. ........................... 4,448,900 66,745,981
Kyowa Kirin Co. Ltd. ....................... 812,800 13,195,076
Lasertec Corp. .......................... 275,900 63,384,545
LY Corp. ............................... 9,498,322 24,319,693
M3, Inc. ............................... 1,515,900 18,704,740
Makita Corp. ............................ 772,700 26,847,879
Marubeni Corp. .......................... 4,874,300 161,574,019
MatsukiyoCocokara & Co. ................... 1,155,000 18,493,732
MINEBEA MITSUMI, Inc. ................... 1,244,800 25,439,896
Mitsubishi Chemical Group Corp. .............. 4,417,200 29,163,237
Mitsubishi Corp. .......................... 11,129,500 295,669,957
Mitsubishi Electric Corp. .................... 6,571,700 205,443,769
Mitsubishi Estate Co. Ltd. ................... 3,665,100 93,408,423
Mitsubishi HC Capital, Inc. ................... 3,064,100 26,740,213
Mitsubishi Heavy Industries Ltd. ............... 11,066,000 325,826,535
Mitsubishi UFJ Financial Group, Inc. ............ 39,563,080 716,501,389

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI EAFE ETF
(Percentages shown are based on Net Assets)
24
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
Mitsui & Co. Ltd. ......................... 8,512,100 $ 278,048,038
Mitsui Fudosan Co. Ltd. .................... 9,110,100 104,464,622
Mitsui OSK Lines Ltd. ...................... 1,183,100 37,084,197
Mizuho Financial Group, Inc. ................. 8,594,116 373,138,519
MonotaRO Co. Ltd. ....................... 860,600 11,608,586
MS&AD Insurance Group Holdings, Inc. ......... 4,434,964 112,992,067
Murata Manufacturing Co. Ltd. ................ 5,751,100 116,836,756
NEC Corp. ............................. 4,450,700 150,877,134
Nexon Co. Ltd. .......................... 1,280,600 30,637,328
NIDEC CORP. ........................... 2,897,300 41,445,184
Nintendo Co. Ltd. ......................... 3,804,100 235,570,821
Nippon Building Fund, Inc. ................... 27,034 25,076,340
Nippon Paint Holdings Co. Ltd. ................ 3,255,700 21,617,910
Nippon Sanso Holdings Corp. ................ 603,100 18,299,946
Nippon Steel Corp. ........................ 16,749,675 69,796,775
Nippon Yusen KK ......................... 1,430,900 47,026,332
Nissan Motor Co. Ltd.
(a) (b)
................... 7,688,800 18,740,403
Nitori Holdings Co. Ltd. ..................... 1,374,100 23,488,828
Nitto Denko Corp. ........................ 2,334,300 51,875,920
Nomura Holdings, Inc. ..................... 10,420,500 94,434,083
Nomura Research Institute Ltd. ............... 1,310,471 39,865,032
NTT, Inc. .............................. 103,002,500 103,505,072
Obayashi Corp. .......................... 2,193,700 49,519,099
Obic Co. Ltd. ............................ 1,112,800 30,929,106
Olympus Corp. .......................... 3,927,500 46,912,042
Oracle Corp. ............................ 131,400 8,891,186
Oriental Land Co. Ltd. ..................... 3,724,400 65,200,858
ORIX Corp. ............................. 4,008,000 122,145,370
Osaka Gas Co. Ltd. ....................... 1,234,000 46,327,638
Otsuka Corp. ........................... 781,800 15,500,350
Otsuka Holdings Co. Ltd. ................... 1,496,800 89,610,986
Pan Pacific International Holdings Corp. ......... 6,547,300 38,763,548
Panasonic Holdings Corp. ................... 8,037,068 110,193,779
Rakuten Group, Inc.
(a)
...................... 5,265,500 31,570,414
Recruit Holdings Co. Ltd. ................... 4,859,400 255,962,879
Renesas Electronics Corp.
(a)
................. 6,126,100 101,849,190
Resona Holdings, Inc. ..................... 7,158,200 83,465,512
Ryohin Keikaku Co. Ltd. .................... 1,751,700 34,937,300
Sanrio Co. Ltd.
(b)
......................... 617,700 19,110,674
SBI Holdings, Inc. ........................ 1,935,960 43,779,819
SCREEN Holdings Co. Ltd. .................. 278,400 35,455,075
Secom Co. Ltd. .......................... 1,361,600 49,880,280
Seibu Holdings, Inc. ....................... 730,300 19,350,160
Sekisui Chemical Co. Ltd. ................... 1,317,700 23,306,661
Sekisui House Ltd. ........................ 2,072,300 46,184,930
Seven & i Holdings Co. Ltd. .................. 7,178,940 102,806,705
SG Holdings Co. Ltd. ...................... 994,000 9,570,044
Shimadzu Corp. .......................... 813,900 22,058,406
Shimano, Inc. ........................... 260,000 29,636,743
Shin-Etsu Chemical Co. Ltd. ................. 5,815,000 191,223,710
Shionogi & Co. Ltd. ....................... 2,599,100 53,513,342
Shiseido Co. Ltd. ......................... 1,373,100 23,452,160
SMC Corp. ............................. 198,500 77,171,096
SoftBank Corp. .......................... 98,997,600 134,563,376
SoftBank Group Corp. ..................... 13,189,800 360,178,978
Sompo Holdings, Inc. ...................... 3,058,550 105,472,598
Sony Financial Group, Inc.
(a)
................. 21,368,900 21,471,077
Sony Group Corp. ........................ 21,222,700 467,916,113
Subaru Corp. ........................... 2,018,600 43,335,623
Sumitomo Corp. ......................... 3,763,300 152,824,195
Sumitomo Electric Industries Ltd. .............. 2,462,300 107,798,297
Sumitomo Metal Mining Co. Ltd. ............... 847,300 47,879,541
Sumitomo Mitsui Financial Group, Inc. ........... 12,646,100 445,021,919
Sumitomo Mitsui Trust Group, Inc. ............. 2,187,920 73,073,872
Security Shares Value
a
Japan (continued)
Sumitomo Realty & Development Co. Ltd. ........ 2,097,600 $ 58,411,826
Suntory Beverage & Food Ltd. ................ 486,400 15,408,682
Suzuki Motor Corp. ....................... 5,439,100 74,162,501
Sysmex Corp. ........................... 1,756,600 16,621,413
T&D Holdings, Inc. ........................ 1,594,500 39,382,525
Taisei Corp. ............................ 508,000 50,672,036
Takeda Pharmaceutical Co. Ltd. ............... 5,499,210 187,191,481
TDK Corp. ............................. 6,721,000 86,722,591
Terumo Corp. ........................... 4,593,500 60,088,724
TIS, Inc. ............................... 727,700 21,174,985
Toho Co. Ltd. ........................... 363,900 18,521,842
Tokio Marine Holdings, Inc. .................. 6,331,900 236,005,959
Tokyo Electron Ltd. ....................... 1,546,700 412,131,892
Tokyo Gas Co. Ltd. ....................... 1,087,100 48,229,874
Tokyo Metro Co. Ltd.
(b)
..................... 996,400 10,639,384
Tokyu Corp. ............................ 1,723,700 19,441,189
TOPPAN Holdings, Inc. ..................... 818,500 25,283,261
Toray Industries, Inc. ...................... 4,830,900 35,633,727
Toyota Industries Corp. ..................... 564,300 72,205,573
Toyota Motor Corp. ....................... 32,704,820 741,270,666
Toyota Tsusho Corp. ....................... 2,390,800 87,071,075
Trend Micro, Inc. ......................... 437,100 17,146,529
Tsuruha Holdings, Inc. ..................... 915,800 14,593,057
Unicharm Corp. .......................... 3,892,700 23,628,860
West Japan Railway Co. .................... 1,424,400 29,106,815
Yamaha Motor Co. Ltd. ..................... 3,175,600 23,981,173
Yokogawa Electric Corp. .................... 784,100 26,140,999
Yokohama Financial Group, Inc. ............... 3,605,700 32,839,738
Zensho Holdings Co. Ltd. ................... 330,800 17,928,336
ZOZO, Inc. ............................. 1,548,000 12,785,634
16,579,161,515
a
Netherlands  —  5 .3%
ABN AMRO Bank N.V., CVA
(c)
................ 2,004,945 73,868,679
Adyen N.V.
(a) (c)
........................... 87,217 129,329,184
Aegon Ltd. ............................. 4,577,376 35,952,893
AerCap Holdings N.V. ...................... 608,119 87,362,376
Akzo Nobel N.V. ......................... 594,566 41,653,646
ASM International N.V. ..................... 161,509 135,640,621
ASML Holding N.V. ....................... 1,339,466 1,920,667,274
ASR Nederland N.V. ....................... 543,996 39,510,778
BE Semiconductor Industries N.V. ............. 252,980 49,240,864
Coca-Cola Europacific Partners PLC ............ 715,416 65,603,647
CVC Capital Partners PLC
(c)
................. 736,196 13,079,822
DSM-Firmenich AG ....................... 593,718 46,816,769
EXOR N.V. ............................. 323,987 26,601,288
Heineken Holding N.V. ..................... 446,781 33,208,810
Heineken N.V. ........................... 992,646 81,942,522
IMCD N.V. ............................. 202,661 18,943,214
ING Groep N.V. .......................... 10,430,605 307,607,893
InPost SA
(a) (b)
............................ 868,782 13,617,122
JDE Peet's N.V. .......................... 586,276 22,071,609
Koninklijke Ahold Delhaize N.V. ............... 3,091,249 120,868,275
Koninklijke KPN N.V. ...................... 13,342,334 65,344,248
Koninklijke Philips N.V. ..................... 2,655,112 76,243,686
Magnum Ice Cream Co. N.V. (The)
(a)
............ 1,683,647 29,923,679
NN Group N.V. .......................... 930,793 73,781,352
Prosus N.V. , Class N
(a)
..................... 4,517,169 259,742,842
Randstad N.V. ........................... 380,477 13,615,950
Universal Music Group N.V. .................. 3,792,947 92,993,727
Wolters Kluwer N.V. ....................... 801,384 75,252,350
3,950,485,120
a

iShares
®
MSCI EAFE ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
25
Schedule of Investments
Security Shares Value
a
New Zealand  —  0 .2%
Auckland International Airport Ltd. ............. 5,592,940 $ 27,815,620
Contact Energy Ltd. ....................... 2,907,803 16,387,906
Fisher & Paykel Healthcare Corp. Ltd. ........... 2,034,449 47,527,446
Infratil Ltd. ............................. 3,206,745 21,332,081
Meridian Energy Ltd. ...................... 4,471,040 15,167,497
128,230,550
a
Norway  —  0 .6%
Aker BP ASA ............................ 1,082,850 31,876,807
DNB Bank ASA .......................... 3,055,604 87,614,364
Equinor ASA ............................ 2,656,349 71,398,701
Gjensidige Forsikring ASA ................... 686,152 19,529,635
Kongsberg Gruppen ASA ................... 1,522,534 52,300,687
Mowi ASA .............................. 1,605,420 37,008,276
Norsk Hydro ASA ......................... 4,774,500 42,387,430
Orkla ASA .............................. 2,408,815 28,660,944
Salmar ASA ............................ 234,044 13,942,109
Telenor ASA ............................ 2,126,064 35,763,706
Yara International ASA ..................... 571,678 26,275,891
446,758,550
a
Portugal  —  0 .2%
Banco Comercial Portugues SA , Class R ......... 26,236,604 28,398,580
EDP Renovaveis SA ....................... 1,084,967 16,482,145
EDP SA ............................... 10,779,135 55,118,504
Galp Energia SGPS SA , Class B .............. 1,460,977 29,069,979
Jeronimo Martins SGPS SA .................. 974,850 22,987,988
152,057,196
a
Singapore  —  1 .7%
CapitaLand Ascendas REIT .................. 13,565,700 30,358,114
CapitaLand Integrated Commercial Trust ......... 21,008,870 39,442,138
CapitaLand Investment Ltd. .................. 8,070,100 19,538,745
DBS Group Holdings Ltd. ................... 7,308,560 339,719,077
Grab Holdings Ltd. , Class A
(a)
................. 8,194,571 35,236,655
Keppel Ltd. ............................. 5,020,200 43,187,894
Oversea-Chinese Banking Corp. Ltd. ........... 11,723,298 195,656,455
Sea Ltd. , Class A , ADR
(a)
.................... 1,325,952 154,460,148
Sembcorp Industries Ltd.
(b)
.................. 3,094,700 14,664,166
Singapore Airlines Ltd.
(b)
.................... 5,252,600 26,221,061
Singapore Exchange Ltd. ................... 2,930,600 40,606,700
Singapore Technologies Engineering Ltd. ......... 5,456,000 41,943,481
Singapore Telecommunications Ltd. ............ 25,613,185 92,430,055
United Overseas Bank Ltd. .................. 4,319,200 130,176,959
Wilmar International Ltd.
(b)
................... 6,692,100 17,868,184
Yangzijiang Shipbuilding Holdings Ltd. ........... 8,906,600 23,391,513
1,244,901,345
a
Spain  —  3 .9%
Acciona SA ............................. 85,408 18,355,525
ACS Actividades de Construccion y Servicios SA ... 608,656 68,288,854
Aena SME SA
(c)
.......................... 2,600,295 80,758,789
Amadeus IT Group SA ..................... 1,556,724 104,373,112
Banco Bilbao Vizcaya Argentaria SA ............ 19,888,838 504,851,161
Banco de Sabadell SA ..................... 17,397,698 68,247,391
Banco Santander SA ...................... 51,368,402 655,874,991
Bankinter SA ............................ 2,327,217 39,725,532
CaixaBank SA ........................... 13,430,582 177,286,036
Cellnex Telecom SA
(c)
...................... 1,721,541 53,247,508
Endesa SA ............................. 1,107,719 40,822,234
Ferrovial SE ............................ 1,770,192 119,567,684
Grifols SA , Class A ........................ 1,031,705 13,199,675
Iberdrola SA ............................ 22,172,812 498,505,622
Industria de Diseno Textil SA ................. 3,790,085 246,621,194
International Consolidated Airlines Group SA , Class DI 4,075,255 23,374,896
Security Shares Value
a
Spain (continued)
Mapfre SA ............................. 3,210,049 $ 14,688,335
Naturgy Energy Group SA ................... 835,833 26,235,173
Redeia Corp. SA ......................... 1,347,914 23,294,564
Repsol SA ............................. 3,889,196 76,621,409
Telefonica SA ........................... 12,816,272 51,884,070
2,905,823,755
a
Sweden  —  4 .0%
AddTech AB , Class B ...................... 904,736 29,375,858
Alfa Laval AB ........................... 996,505 57,719,816
Assa Abloy AB , Class B .................... 3,467,195 140,192,326
Atlas Copco AB , Class A .................... 9,257,057 190,900,748
Atlas Copco AB , Class B .................... 5,379,684 96,767,944
Beijer Ref AB , Class B ..................... 1,319,523 18,783,238
Boliden AB
(a)
............................ 979,716 68,606,270
Epiroc AB , Class A ........................ 2,267,875 63,575,733
Epiroc AB , Class B ........................ 1,342,545 33,479,164
EQT AB ............................... 1,713,555 65,039,215
Essity AB , Class B ........................ 2,073,755 61,401,082
Evolution AB
(c)
........................... 461,311 29,967,274
Fastighets AB Balder , Class B
(a)
............... 2,462,312 18,572,244
H & M Hennes & Mauritz AB , Class B ........... 1,713,188 34,306,823
Hexagon AB , Class B ...................... 7,155,855 80,682,537
Holmen AB , Class B ....................... 242,827 9,101,865
Industrivarden AB , Class A .................. 410,790 20,535,566
Industrivarden AB , Class C .................. 542,833 27,176,434
Indutrade AB ............................ 936,837 21,992,699
Investment AB Latour , Class B ................ 508,232 12,656,109
Investor AB , Class B ....................... 6,292,816 242,648,794
L E Lundbergforetagen AB , Class B ............ 263,039 15,668,867
Lifco AB , Class B ......................... 798,586 27,440,998
Nibe Industrier AB , Class B .................. 5,263,393 20,162,883
Nordea Bank Abp ........................ 10,729,032 207,289,117
Saab AB , Class B ........................ 1,100,728 85,881,978
Sagax AB , Class B ........................ 755,801 16,666,281
Sandvik AB ............................. 3,674,676 145,099,525
Securitas AB , Class B ...................... 1,718,295 28,415,267
Skandinaviska Enskilda Banken AB , Class A ...... 5,217,670 112,150,797
Skanska AB , Class B ...................... 1,183,693 35,951,344
SKF AB , Class B ......................... 1,189,561 31,103,088
Spotify Technology SA
(a)
.................... 539,731 270,054,406
Svenska Cellulosa AB SCA , Class B ............ 2,114,881 26,480,241
Svenska Handelsbanken AB , Class A ........... 5,048,519 79,590,166
Swedbank AB , Class A ..................... 2,934,963 114,112,123
Swedish Orphan Biovitrum AB
(a)
............... 671,481 25,499,726
Tele2 AB , Class B ........................ 1,908,022 35,104,787
Telefonaktiebolaget LM Ericsson , Class B ........ 9,645,735 104,464,882
Telia Co. AB ............................ 8,223,573 37,569,055
Trelleborg AB , Class B ..................... 698,828 28,278,929
Volvo AB , Class B ........................ 5,491,616 199,551,023
2,970,017,222
a
Switzerland  —  9 .4%
ABB Ltd. , Registered ...................... 5,409,031 465,706,877
Alcon AG .............................. 1,726,461 139,743,690
Avolta AG
(a)
............................. 304,081 18,616,281
Banque Cantonale Vaudoise , Registered ......... 103,600 14,020,200
Barry Callebaut AG , Registered
(b)
.............. 12,562 22,159,579
Belimo Holding AG , Registered ............... 34,141 37,342,635
BKW AG .............................. 72,621 13,729,823
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 3,235 46,491,725
Chocoladefabriken Lindt & Spruengli AG , Registered . 370 54,690,335
Cie Financiere Richemont SA , Class A, Registered .. 1,855,274 360,126,374
EMS-Chemie Holding AG , Registered ........... 24,483 19,034,749

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI EAFE ETF
(Percentages shown are based on Net Assets)
26
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Switzerland (continued)
Galderma Group AG ....................... 533,096 $ 99,368,532
Geberit AG , Registered ..................... 116,957 89,307,214
Givaudan SA , Registered ................... 31,898 123,301,321
Helvetia Baloise Holding AG ................. 274,626 69,650,830
Holcim AG
(a)
............................ 1,758,614 181,258,302
Julius Baer Group Ltd. ..................... 710,517 59,349,687
Kuehne + Nagel International AG , Registered ...... 166,046 38,449,975
Logitech International SA , Registered ........... 528,038 45,491,584
Lonza Group AG , Registered ................. 242,083 164,483,303
Nestle SA , Registered ..................... 8,891,609 848,495,253
Novartis AG , Registered .................... 6,560,990 973,452,604
Partners Group Holding AG .................. 78,645 107,235,914
Roche Holding AG , Bearer .................. 110,373 51,005,703
Roche Holding AG , NVS .................... 2,424,541 1,102,534,716
Sandoz Group AG ........................ 1,441,107 114,172,891
Schindler Holding AG , Participation Certificates , NVS 141,249 54,499,849
Schindler Holding AG , Registered .............. 81,058 29,811,620
SGS SA , Registered ....................... 573,865 69,070,080
Sika AG , Registered ....................... 525,943 100,923,451
Sonova Holding AG , Registered ............... 175,867 48,131,856
Straumann Holding AG , Registered ............. 387,283 46,578,415
Swatch Group AG (The) , Bearer ............... 99,669 23,515,660
Swiss Life Holding AG , Registered ............. 98,366 107,863,484
Swiss Prime Site AG , Registered .............. 277,498 47,241,422
Swiss Re AG ............................ 1,029,828 164,549,823
Swisscom AG , Registered ................... 89,043 73,111,507
UBS Group AG , Registered .................. 10,955,526 518,364,865
VAT Group AG
(c)
......................... 92,981 60,127,681
Zurich Insurance Group AG .................. 505,098 359,337,709
6,962,347,519
a
United Arab Emirates  —  0 .0%
NMC Health PLC
(a) (d)
....................... 473,933 6
a
United Kingdom  —  14 .8%
3i Group PLC ........................... 3,427,890 157,474,249
Admiral Group PLC ....................... 902,651 33,970,333
Anglo American PLC , NVS .................. 3,855,640 178,777,553
Antofagasta PLC ......................... 1,367,311 67,752,346
Ashtead Group PLC ....................... 1,452,747 93,527,419
Associated British Foods PLC ................ 1,110,102 29,011,740
AstraZeneca PLC ........................ 5,351,323 997,027,042
Autotrader Group PLC
(c)
.................... 3,049,687 22,480,726
Aviva PLC ............................. 10,522,419 91,732,869
BAE Systems PLC ........................ 10,355,113 281,109,631
Barclays PLC ........................... 48,194,551 321,653,755
Barratt Redrow PLC ....................... 4,717,845 25,121,262
BP PLC ............................... 54,217,122 343,766,776
British American Tobacco PLC ................ 7,543,994 455,759,913
BT Group PLC .......................... 20,608,682 54,170,355
Bunzl PLC ............................. 1,130,083 31,690,993
Centrica PLC ........................... 16,265,913 42,592,478
Coca-Cola HBC AG , Class DI
(a)
............... 754,597 40,981,903
Compass Group PLC ...................... 5,865,117 175,868,079
DCC PLC .............................. 338,528 21,459,086
Diageo PLC ............................ 7,680,064 176,720,581
Endeavour Mining PLC ..................... 669,904 38,129,751
Entain PLC ............................. 2,090,829 17,345,993
Experian PLC ........................... 3,161,934 119,757,417
Fresnillo PLC ........................... 765,263 37,686,573
Glencore PLC
(a)
.......................... 34,731,550 236,777,294
GSK PLC .............................. 14,027,437 362,772,819
Haleon PLC ............................ 30,691,635 160,514,187
Halma PLC ............................. 1,303,382 63,303,414
Hikma Pharmaceuticals PLC ................. 570,298 11,962,781
Security Shares Value
a
United Kingdom (continued)
HSBC Holdings PLC ...................... 59,406,080 $ 1,047,978,253
Imperial Brands PLC ...................... 2,637,329 111,078,458
Informa PLC ............................ 4,460,185 53,824,699
InterContinental Hotels Group PLC ............. 498,409 67,335,155
Intertek Group PLC ....................... 532,092 32,642,593
J Sainsbury PLC ......................... 5,923,382 25,954,560
JD Sports Fashion PLC .................... 9,085,798 10,168,167
Kingfisher PLC .......................... 5,992,443 27,615,525
Land Securities Group PLC .................. 2,429,600 21,685,241
Legal & General Group PLC ................. 19,609,064 71,196,901
Lloyds Banking Group PLC .................. 203,306,238 303,577,784
London Stock Exchange Group PLC ............ 1,620,453 180,748,674
M&G PLC .............................. 7,815,502 33,131,847
Marks & Spencer Group PLC ................. 7,134,708 35,781,997
Melrose Industries PLC ..................... 4,348,418 37,387,416
National Grid PLC ........................ 17,121,480 290,886,251
NatWest Group PLC ....................... 27,689,284 252,381,788
Next PLC .............................. 399,868 72,599,580
Pearson PLC ........................... 1,986,532 26,128,754
Phoenix Group Holdings PLC ................ 2,422,405 24,552,715
Prudential PLC .......................... 8,862,677 145,571,661
Reckitt Benckiser Group PLC
(a)
............... 2,332,699 194,453,560
RELX PLC ............................. 6,289,475 222,974,577
Rentokil Initial PLC ........................ 8,746,177 54,285,910
Rio Tinto PLC ........................... 3,889,662 354,870,596
Rolls-Royce Holdings PLC .................. 29,044,101 485,529,531
Sage Group PLC (The) ..................... 3,319,968 43,535,411
Schroders PLC .......................... 2,494,357 15,449,380
Segro PLC ............................. 4,412,351 45,970,422
Severn Trent PLC ........................ 938,119 37,680,283
Shell PLC .............................. 19,988,871 768,362,158
Smith & Nephew PLC ...................... 2,778,018 47,346,488
Smiths Group PLC ........................ 1,124,724 38,625,064
Spirax Group PLC ........................ 251,808 25,091,248
SSE PLC .............................. 4,155,431 138,115,954
Standard Chartered PLC .................... 6,706,256 171,589,167
Tesco PLC ............................. 22,399,809 130,340,044
Unilever PLC ........................... 7,521,083 511,654,646
United Utilities Group PLC ................... 2,335,216 39,991,839
Vodafone Group PLC ...................... 65,995,883 97,193,902
Whitbread PLC .......................... 607,409 22,673,603
Wise PLC , Class A
(a)
....................... 2,301,528 29,684,503
11,038,545,623
a
United States  —  0 .1%
Nebius Group N.V. , Class A
(a)
................. 725,516 61,806,708
a
Total Common Stocks — 99.1%
(Cost: $ 46,108,618,109 ) .............................. 73,704,115,520
a
Preferred Stocks
Germany  —  0 .3%
Bayerische Motoren Werke AG , Preference Shares ,
NVS ................................ 188,453 19,438,074
Dr Ing hc F Porsche AG , Preference Shares , NVS
(b) (c)
395,966 19,268,844
Henkel AG & Co. KGaA , Preference Shares , NVS ... 556,483 48,888,089
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 525,294 22,474,942
Sartorius AG , Preference Shares , NVS .......... 90,098 25,181,747
Volkswagen AG , Preference Shares , NVS ........ 710,708 86,212,448
a
Total Preferred Stocks — 0.3%
(Cost: $ 296,008,186 ) ................................ 221,464,144

iShares
®
MSCI EAFE ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
27
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Rights
Spain  —  0 .0%
ACS Actividades de Construccion y Servicios SA
(a)
.. 608,656 $ 334,762
a
Total Rights — 0.0%
(Cost: $ 325,081 ) ................................... 334,762
a
Total Long-Term Investments — 99.4%
(Cost: $ 46,404,951,376 ) .............................. 73,925,914,426
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(e) (f) (g)
...................... 242,126,018 242,247,081
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(e) (f)
............................. 41,641,381 41,641,381
a
Total Short-Term Securities — 0.4%
(Cost: $ 283,884,783 ) ................................ 283,888,462
Total Investments —  99.8%
(Cost: $ 46,688,836,159 ) .............................. 74,209,802,888
Other Assets Less Liabilities — 0 .2% ...................... 127,173,894
Net Assets — 100.0% ................................. $ 74,336,976,782
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 201,870,254 $ 40,354,112
(a)
$ — $ 19,036 $ 3,679 $ 242,247,081 242,126,018 $ 595,232
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 16,010,000 25,631,381
(a)
— — — 41,641,381 41,641,381 391,072 —
$ — $ 19,036 $ 3,679
$ 283,888,462
$ 986,304 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ......................................................................... 409 03/12/26 $ 94,561 $ 3,851,879
SPI 200 Index ........................................................................ 187 03/19/26 28,736 409,696
STOXX Europe 600 Index ................................................................ 7,311 03/20/26 264,619 9,039,434
$ 13,301,009

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI EAFE ETF
28
2026
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 13,301,009 $ — $ — $ — $ 13,301,009
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 39,568,526 $ — $ — $ — $ 39,568,526
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 8,193,251 $ — $ — $ — $ 8,193,251
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 402,319,094
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,491,756,510 $ 72,212,359,004 $ 6 $ 73,704,115,520
Preferred Stocks ......................................... — 221,464,144 — 221,464,144
Rights ................................................ 334,762 — — 334,762
Short-Term Securities
Money Market Funds ...................................... 283,888,462 — — 283,888,462
$ 1,775,979,734 $ 72,433,823,148 $ 6 $ 74,209,802,888
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 13,301,009 $ — $ — $ 13,301,009
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

29
Statements of Assets and Liabilities
Statements of Assets and Liabilities
(unaudited)
January 31, 2026
See notes to financial statements.
iShares
Currency Hedged
MSCI ACWI ex U.S.
ETF
iShares
Currency Hedged
MSCI EAFE ETF
iShares
Currency Hedged
MSCI EAFE Small-
Cap ETF
iShares
MSCI EAFE ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
...................................... $ —  $ —  $ —  $ 73,925,914,426
Investments, at value — affiliated
(c)
......................................... 314,102,043  6,901,848,734  178,722,521  283,888,462
Cash ............................................................. —  —  —  4,502
Foreign currency collateral pledged:
(d)
Futures contracts ................................................... —  —  —  25,771,079
Foreign currency, at value
(e)
.............................................. —  —  —  107,618,290
Receivables:
Investments sold ................................................... 4,063,799  130,710,347  3,851,399  51,394,183
Securities lending income — affiliated ..................................... 11,834  23,826  —  147,155
Capital shares sold .................................................. —  157,179  —  —
Dividends — unaffiliated .............................................. —  —  —  34,969,481
Dividends — affiliated ................................................ 1,284  25,446  544  75,259
Tax reclaims ...................................................... —  —  —  117,536,738
Variation margin on futures contracts ...................................... —  —  —  2,912,489
Foreign withholding tax claims .......................................... —  —  —  47,629,900
Unrealized appreciation on:
Forward foreign currency exchange contracts ................................ 1,671,753  29,049,193  759,223  —
Total assets ........................................................
319,850,713  7,061,814,725  183,333,687  74,597,861,964
LIABILITIES
Foreign bank overdraft
(f)
................................................ —  —  2,378  —
Collateral on securities loaned ............................................ —  20,457,578  —  241,873,556
Payables:
Investment advisory fees .............................................. 7,927  164,820  4,550  18,714,558
Professional fees ................................................... —  —  —  297,068
Unrealized depreciation on:
Forward foreign currency exchange contracts ................................ 4,624,620  134,380,165  3,942,145  —
Other liabilities ...................................................... 26,814  —  699  —
Total liabilities .......................................................
4,659,361  155,002,563  3,949,772  260,885,182
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 315,191,352  $ 6,906,812,162  $ 179,383,915  $ 74,336,976,782
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 235,974,006  $ 5,919,757,733  $ 148,308,349  $ 58,249,480,006
Accumulated earnings ................................................. 79,217,346  987,054,429  31,075,566  16,087,496,776
NET ASSETS .......................................................
$ 315,191,352  $ 6,906,812,162  $ 179,383,915  $ 74,336,976,782
NET ASSET VALUE
Shares outstanding ................................................... 7,640,000  161,300,000  4,450,000  738,000,000
Net asset value ...................................................... $ 41.26  $ 42.82  $ 40.31  $ 100.73
Shares authorized .................................................... Unlimited Unlimited Unlimited Unlimited
Par value .......................................................... None None None None
(a)
Securities loaned, at value ............................................ $ —  $ 19,845,780  $ —  $ 197,595,895
(b)
Investments, at cost — unaffiliated ....................................... $ —  $ —  $ —  $ 46,404,951,376
(c)
Investments, at cost — affiliated ......................................... $ 225,178,183  $ 5,517,097,822  $ 135,455,205  $ 283,884,783
(d)
Foreign currency collateral pledged, at cost ................................. $ —  $ —  $ —  $ 25,155,479
(e)
  Foreign currency, at cost .............................................. $ —  $ —  $ —  $ 106,229,282
(f)
Foreign bank overdraft, at cost .......................................... $ —  $ —  $ (2,306) $ —

30
2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Operations
(unaudited)
Six Months Ended January 31, 2026
See notes to financial statements.
iShares
Currency Hedged
MSCI ACWI ex U.S.
ETF
iShares
Currency Hedged
MSCI EAFE ETF
iShares
Currency Hedged
MSCI EAFE Small-
Cap ETF
iShares
MSCI EAFE ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ —  $ —  $ —  $ 614,796,457
Dividends — affiliated .............................................. 4,680,659  119,155,998  3,334,145  391,072
Interest — unaffiliated .............................................. 516  3,013  98  247,819
Securities lending income — affiliated — net ............................... 21,394  264,292  19,320  595,232
Foreign taxes withheld ............................................. —  —  —  (36,507,031)
Foreign withholding tax claims ........................................ —  —  —  13,411,550
Total investment income ..............................................
4,702,569  119,423,303  3,353,563  592,935,099
EXPENSES
Investment advisory ............................................... 547,307  12,663,668  371,010  105,525,534
Commitment costs ................................................ —  20,439  —  —
Professional .................................................... —  —  —  290,066
Interest expense ................................................. 43  23,717  3,001  6,143
Total expenses .................................................... 547,350  12,707,824  374,011  105,821,743
Less: (504,134) (11,684,343) (345,125) —
Investment advisory fees waived ....................................... (504,134) (11,684,343) (345,125) —
Total expenses after fees waived ........................................
43,216  1,023,481  28,886  105,821,743
Net investment income ...............................................
4,659,353  118,399,822  3,324,677  487,113,356
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... —  —  —  (220,677,131)
Investments — affiliated ........................................... 171,107  10,977,951  667,623  19,036
Forward foreign currency exchange contracts ............................ 6,986,149  185,633,727  6,270,615  —
Foreign currency transactions ....................................... —  —  —  (2,085,287)
Futures contracts ............................................... —  —  —  39,568,526
In-kind redemptions — affiliated
(a)
.................................... 3,017,508  121,932,614  1,872,537  —
10,174,764  318,544,292  8,810,775  (183,174,856)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... —  —  —  10,775,911,886
Investments — affiliated ........................................... 42,435,137  806,352,664  18,333,676  3,679
Forward foreign currency exchange contracts ............................ (9,548,407) (305,054,071) (8,445,888) —
Foreign currency translations ....................................... —  —  (72) 17,303,854
Futures contracts ............................................... —  —  —  8,193,251
32,886,730  501,298,593  9,887,716  10,801,412,670
Net realized and unrealized gain ........................................
43,061,494  819,842,885  18,698,491  10,618,237,814
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 47,720,847  $ 938,242,707  $ 22,023,168  $ 11,105,351,170
(a)
See Note 2 of the Notes to Financial Statements.

31
Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Currency Hedged MSCI ACWI ex U.S. ETF
iShares
Currency Hedged MSCI EAFE ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 4,659,353  $ 7,628,094  $ 118,399,822  $ 181,752,335
Net realized gain (loss) ....................................... 10,174,764  (1,643,036) 318,544,292  137,064,305
Net change in unrealized appreciation (depreciation) ................... 32,886,730  26,053,229  501,298,593  324,244,105
Net increase in net assets resulting from operations ......................
47,720,847  32,038,287  938,242,707  643,060,745
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(4,719,003)
(b)
(7,614,942) (120,668,612)
(b)
(181,045,462)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
13,621,493  4,586,775  (272,299,984) (760,645,446)
NET ASSETS
Total increase (decrease) in net assets .............................. 56,623,337  29,010,120  545,274,111  (298,630,163)
Beginning of period ...........................................
258,568,015  229,557,895  6,361,538,051  6,660,168,214
End of period ...............................................
$ 315,191,352  $ 258,568,015  $ 6,906,812,162  $ 6,361,538,051
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

32
2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Currency Hedged MSCI EAFE Small-Cap ETF
iShares
MSCI EAFE ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 3,324,677  $ 5,224,724  $ 487,113,356  $ 1,593,978,616
Net realized gain (loss) ....................................... 8,810,775  (6,258,181) (183,174,856) (553,715,663)
Net change in unrealized appreciation (depreciation) ................... 9,887,716  23,028,693  10,801,412,670  5,678,467,281
Net increase in net assets resulting from operations ......................
22,023,168  21,995,236  11,105,351,170  6,718,730,234
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(3,371,361)
(b)
(5,192,410) (1,253,418,660)
(b)
(1,819,191,272)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
(1,845,594) (5,130,447) 1,605,717,220  2,215,433,096
NET ASSETS
Total increase in net assets ...................................... 16,806,213  11,672,379  11,457,649,730  7,114,972,058
Beginning of period ...........................................
162,577,702  150,905,323  62,879,327,052  55,764,354,994
End of period ...............................................
$ 179,383,915  $ 162,577,702  $ 74,336,976,782  $ 62,879,327,052
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

33
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Currency Hedged MSCI ACWI ex U.S. ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period .......
$ 35.42  $ 32.11  $ 28.85  $ 29.49  $ 32.11  $ 25.83
Net investment income
(a)
............... 0 .63  1 .06  0 .92  0 .71  1 .04  0 .64
Net realized and unrealized gain (loss)
(b)
.....
5 .84  3 .31  3 .24  2 .92  ( 2 .63 ) 6 .25
Net increase (decrease) from investment
operations .........................
6 .47  4 .37  4 .16  3 .63  ( 1 .59 ) 6 .89
Distributions
(c)
– – – – – –
From net investment income ............ ( 0 .63 )
(d)
( 1 .06 ) ( 0 .90 ) ( 0 .65 ) ( 1 .03 ) ( 0 .61 )
From net realized gains ................ —  —  —  ( 3 .62 ) —  —
Total distributions .....................
( 0 .63 ) ( 1 .06 ) ( 0 .90 ) ( 4 .27 ) ( 1 .03 ) ( 0 .61 )
Net asset value, end of period ............
$ 41.26  $ 35.42  $ 32.11  $ 28.85  $ 29.49  $ 32.11
Total Return
(e)
– – – – – –
Based on net asset value ................
18.31%
(f)
13.82% 14.62% 13.81% ( 5 .03 ) % 26.76%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .38%
(h)
0 .38% 0 .38% 0 .38% 0 .38% 0 .38%
Total expenses after fees waived ...........
0 .03%
(h)
0 .03% 0 .03% 0 .03% 0 .03% 0 .03%
Net investment income ..................
3 .24%
(h)
3 .19% 3 .08% 2 .55% 3 .33% 2 .12%
Supplemental Data
Net assets, end of period (000) ............
$ 315,191  $ 258,568  $ 229,558  $ 180,295  $ 120,300  $ 120,406
Portfolio turnover rate
(i)
..................
4% 12% 9% 12% 5% 10%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

34
2026
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Currency Hedged MSCI EAFE ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period .......
$ 37.82  $ 35.12  $ 30.97  $ 32.77  $ 34.28  $ 26.72
Net investment income
(a)
............... 0 .73  1 .04  1 .10  0 .68  1 .47  0 .75
Net realized and unrealized gain (loss)
(b)
.....
5 .02  2 .77  4 .05  4 .08  ( 1 .59 ) 7 .55
Net increase (decrease) from investment
operations .........................
5 .75  3 .81  5 .15  4 .76  ( 0 .12 ) 8 .30
Distributions
(c)
– – – – – –
From net investment income ............ ( 0 .75 )
(d)
( 1 .11 ) ( 1 .00 ) ( 0 .67 ) ( 1 .39 ) ( 0 .74 )
From net realized gains ................ —  —  —  ( 5 .89 ) —  —
Total distributions .....................
( 0 .75 ) ( 1 .11 ) ( 1 .00 ) ( 6 .56 ) ( 1 .39 ) ( 0 .74 )
Net asset value, end of period ............
$ 42.82  $ 37.82  $ 35.12  $ 30.97  $ 32.77  $ 34.28
Total Return
(e)
– – – – – –
Based on net asset value ................
15.27%
(f)
11.04% 16.81% 16.89% ( 0 .29 ) % 31.22%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .38%
(h)
0 .38% 0 .38% 0 .38% 0 .38% 0 .38%
Total expenses after fees waived ...........
0 .03%
(h)
0 .03% 0 .03% 0 .03% 0 .03% 0 .03%
Net investment income ..................
3 .55%
(h)
2 .89% 3 .32% 2 .24% 4 .32% 2 .42%
Supplemental Data
Net assets, end of period (000) ............
$ 6,906,812  $ 6,361,538  $ 6,660,168  $ 3,556,559  $ 3,663,639  $ 2,838,619
Portfolio turnover rate
(i)
..................
4% 14% 12% 15% 7% 12%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

35
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Currency Hedged MSCI EAFE Small-Cap ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period .......
$ 36.13  $ 32.31  $ 28.78  $ 32.76  $ 36.63  $ 26.78
Net investment income
(a)
............... 0 .74  1 .12  0 .87  0 .48  1 .37  0 .62
Net realized and unrealized gain (loss)
(b)
.....
4 .20  3 .83  3 .48  2 .35  ( 3 .91 ) 9 .78
Net increase (decrease) from investment
operations .........................
4 .94  4 .95  4 .35  2 .83  ( 2 .54 ) 10.40
Distributions
(c)
– – – – – –
From net investment income ............ ( 0 .76 )
(d)
( 1 .13 ) ( 0 .82 ) ( 0 .47 ) ( 1 .33 ) ( 0 .55 )
From net realized gains ................ —  —  —  ( 6 .34 ) —  —
Total distributions .....................
( 0 .76 ) ( 1 .13 ) ( 0 .82 ) ( 6 .81 ) ( 1 .33 ) ( 0 .55 )
Net asset value, end of period ............
$ 40.31  $ 36.13  $ 32.31  $ 28.78  $ 32.76  $ 36.63
Total Return
(e)
– – – – – –
Based on net asset value ................
13.78%
(f)
15.65% 15.34% 10.67% ( 6 .97 ) % 38.96%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .43%
(h)
0 .43% 0 .43% 0 .43% 0 .43% 0 .43%
Total expenses after fees waived ...........
0 .03%
(h)
0 .03% 0 .03% 0 .03% 0 .03% 0 .03%
Net investment income ..................
3 .85%
(h)
3 .43% 2 .91% 1 .64% 3 .92% 1 .85%
Supplemental Data
Net assets, end of period (000) ............
$ 179,384  $ 162,578  $ 150,905  $ 97,274  $ 107,768  $ 98,178
Portfolio turnover rate
(i)
..................
5% 16% 12% 17% 7% 11%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

36
2026
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI EAFE ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period .
$ 87.19  $ 80.33  $ 74.40  $ 65.61  $ 79.41  $ 62.17
Net investment income
(a)
......... 0 .67
(b)
2 .26  2 .04
(b)
2 .00
(b)
2 .09
(b)
1 .90
Net realized and unrealized gain (loss)
(c)
14.60  7 .18  6 .21  8 .37  (12.88) 17.14
Net increase (decrease) from investment
operations ...................
15.27  9 .44  8 .25  10.37  (10.79) 19.04
Distributions from net investment income
(d)
( 1 .73 )
(e)
( 2 .58 ) ( 2 .32 ) ( 1 .58 ) ( 3 .01 ) ( 1 .80 )
Net asset value, end of period ......
$ 100.73  $ 87.19  $ 80.33  $ 74.40  $ 65.61  $ 79.41
Total Return
(f)
– – – – – –
Based on net asset value ..........
17.64%
(b) (g)
11.92% 11.27%
(b)
15.94%
(b) (h)
(13.84) %
(b)
30.73%
Ratios to Average Net Assets
(i)
– – – – – –
Total expenses .................
0 .31%
(j)
0 .32% 0 .32% 0 .33% 0 .33% 0 .37%
Total expenses excluding professional fees
for foreign withholding tax claims ....
0 .31%
(j)
0 .31% 0 .32% 0 .32% 0 .32% 0 .32%
Net investment income ............
1 .41%
(b) (j)
2 .76% 2 .72%
(b)
2 .96%
(b)
2 .82%
(b)
2 .60%
Supplemental Data
Net assets, end of period (000) ......
$ 74,336,977  $ 62,879,327  $ 55,764,355  $ 51,154,302  $ 47,594,212  $ 57,269,991
Portfolio turnover rate
(k)
............
2% 4% 3% 2% 5% 5%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2026 and the years ended July 31, 2024, July 31, 2023 and July 31, 2022, respectively:
• Net investment income per share by $0.02, $0.01, $0.03 and $0.07.
• Total return by 0.02%, 0.01%, 0.04% and 0.10%.
• Ratio of net investment income to average net assets by 0.04%, 0.02%, 0.04% and 0.09%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(i)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)
Annualized.
(k)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)
37
Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Currently the iShares Currency Hedged MSCI EAFE ETF seeks to achieve its investment objective by investing a substantial portion of its assets in the iShares MSCI EAFE
ETF. The financial statements, including the accounting policies, and Schedule of Investments for iShares MSCI EAFE ETF are included in this report and should be read in conjunction with the financial statements of the iShares Currency Hedged MSCI EAFE ETF.
Currently each of the iShares Currency Hedged MSCI ACWI ex U.S. ETF and the iShares Currency Hedged MSCI EAFE Small-Cap ETF seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds' financial statements.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange ("NYSE"). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, each of the currency hedged funds has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
iShares ETF
Diversification
Classification
Currency Hedged MSCI ACWI ex U.S. ............................................................................................ Diversified
Currency Hedged MSCI EAFE .................................................................................................. Diversified
Currency Hedged MSCI EAFE Small-Cap .......................................................................................... Diversified
MSCI EAFE ................................................................................................................ Diversified

Notes to Financial Statements
(unaudited) (continued)
38
2026
iShares Semi-Annual Financial Statements and Additional Information
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Notes to Financial Statements
(unaudited) ( continued)
39
Notes to Financial Statements
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
Currency Hedged MSCI EAFE
TD Securities (USA) LLC ........................................... $ 19,845,780 $ (19,845,780) $ — $ —
$ 19,845,780 $ (19,845,780)
$ —
$ —
a
MSCI EAFE
Barclays Bank PLC ............................................... 1,924,838 (1,924,838) — —
BofA Securities, Inc. .............................................. 9,112,972 (9,112,972) — —
Goldman Sachs & Co. LLC ......................................... 18,398,439 (18,398,439) — —
HSBC Bank PLC ................................................ 39,168,075 (39,168,075) — —
J.P. Morgan Securities LLC ......................................... 2,401,934 (2,401,934) — —
Morgan Stanley ................................................. 95,110,427 (95,110,427) — —
State Street Bank & Trust Co. ........................................ 31,479,210 (31,479,210) — —
$ 197,595,895 $ (197,595,895)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
40
2026
iShares Semi-Annual Financial Statements and Additional Information
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities.
When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.

Notes to Financial Statements
(unaudited) ( continued)
41
Notes to Financial Statements
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
For its investment advisory services to the iShares MSCI EAFE ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Currency Hedged MSCI ACWI ex U.S. ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November
29, 2030 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the
iShares MSCI ACWI ex U.S. ETF (“ACWX”), after taking into account any fee waivers by ACWX, plus 0.03%.
For the iShares Currency Hedged MSCI EAFE ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 29, 2030 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares
MSCI EAFE ETF (“EFA”), after taking into account any fee waivers by EFA, plus 0.03%.
For the iShares Currency Hedged MSCI EAFE Small-Cap ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November
29, 2030 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the
iShares MSCI EAFE Small-Cap ETF (“SCZ”), taking into account any fee waivers by SCZ, plus 0.03%.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to November 10, 2025, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best
iShares ETF Investment Advisory Fees
Currency Hedged MSCI ACWI ex U.S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.38%
Currency Hedged MSCI EAFE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.38
Currency Hedged MSCI EAFE Small-Cap . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.43
Aggregate Average Daily Net Assets Investment Advisory Fees
First $30 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.350%
Over $30 billion, up to and including $60 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.320
Over $60 billion, up to and including $90 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.280
Over $90 billion, up to and including $120 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.252
Over $120 billion, up to and including $150 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.227
Over $150 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.204
iShares ETF Amounts Waived
Currency Hedged MSCI ACWI ex U.S. ................................................................................................................................... $ 504,134
Currency Hedged MSCI EAFE ........................................................................................................................................... 11,684,343
Currency Hedged MSCI EAFE Small-Cap ................................................................................................................................ 345,125

Notes to Financial Statements
(unaudited) (continued)
42
2026
iShares Semi-Annual Financial Statements and Additional Information
interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended January 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended January 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended January 31, 2026, in-kind transactions were as follows:
iShares ETF Amounts
Currency Hedged MSCI ACWI ex U.S. ........................................................................................... $ 5,288
Currency Hedged MSCI EAFE ................................................................................................. 102,604
Currency Hedged MSCI EAFE Small-Cap ......................................................................................... 5,086
MSCI EAFE ............................................................................................................... 168,370
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI EAFE ............................................................................
$ 227,280,062 $ 205,439,304 $ (99,262,394)
iShares ETF Purchases Sales
Currency Hedged MSCI ACWI ex U.S. ........................................................................ $ 12,120,379 $ 14,408,027
Currency Hedged MSCI EAFE .............................................................................. 288,847,798 441,284,980
Currency Hedged MSCI EAFE Small-Cap ...................................................................... 8,733,981 14,844,465
MSCI EAFE ............................................................................................ 1,299,035,485 1,440,423,521
iShares ETF In-kind Purchases In-kind Sales
Currency Hedged MSCI ACWI ex U.S. .......................................................................... $ 23,482,020 $ 9,934,026
Currency Hedged MSCI EAFE ................................................................................ 347,943,916 621,731,190
Currency Hedged MSCI EAFE Small-Cap ........................................................................ 6,528,277 8,300,060
MSCI EAFE .............................................................................................. 957,586,384 —

Notes to Financial Statements
(unaudited) ( continued)
43
Notes to Financial Statements
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of July 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of January 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The iShares Currency Hedged MSCI EAFE ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $900 million credit agreement (“Syndicated
Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and
1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended January 31, 2026, the iShares Currency Hedged MSCI EAFE ETF did not borrow under the Syndicated Credit Agreement.
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
Currency Hedged MSCI ACWI ex U.S. ............................................................................................
$ (8,385,019)
Currency Hedged MSCI EAFE ..................................................................................................
(402,639,212)
Currency Hedged MSCI EAFE Small-Cap ..........................................................................................
(10,610,973)
MSCI EAFE ................................................................................................................
(9,567,009,698)
(a)
Amounts available to offset future realized capital gains.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Currency Hedged MSCI ACWI ex U.S. ...................................... $ 227,714,970 $ 90,595,613 $ (7,161,407) $ 83,434,206
Currency Hedged MSCI EAFE ............................................ 5,526,546,742 1,413,800,105 (143,829,085) 1,269,971,020
Currency Hedged MSCI EAFE Small-Cap .................................... 137,454,682 44,026,539 (5,941,622) 38,084,917
MSCI EAFE .......................................................... 47,880,920,922 29,509,082,345 (3,166,899,370) 26,342,182,975

Notes to Financial Statements
(unaudited) (continued)
44
2026
iShares Semi-Annual Financial Statements and Additional Information
investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund's results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in
Asia and may affect the value and liquidity of certain of the Funds' investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio.

Notes to Financial Statements
(unaudited) ( continued)
45
Notes to Financial Statements
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Foreign Withholding Tax Claims
The iShares MSCI EAFE ETF has filed claims to recover taxes withheld by Sweden on dividend income based upon certain provisions in the Treaty on the Functioning of the
European Union. The Fund has recorded receivables for all recoverable taxes withheld by Sweden based upon previous determinations made by Swedish tax authorities.
Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund.
Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding claims, Swedish tax claim receivables and related liabilities are disclosed in the
Statements of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by Swedish tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of January 31, 2026, is $37,400,955 or $0.05 per share.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.
Assuming there are sufficient foreign taxes paid which iShares MSCI EAFE ETF is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the
Fund.
Six Months Ended
01/31/26
Year Ended
07/31/25
iShares ETF Shares Amount Shares Amount
Currency Hedged MSCI ACWI ex U.S.
Shares sold ......................................................... 600,000  $ 23,586,832  1,580,000  $ 51,823,350
Shares redeemed ..................................................... (260,000) (9,965,339) (1,430,000) (47,236,575)
340,000  $ 13,621,493  150,000  $ 4,586,775
Currency Hedged MSCI EAFE
Shares sold ......................................................... 8,550,000  $ 347,148,531  79,150,000  $ 2,883,084,854
Shares redeemed ..................................................... (15,450,000) (619,448,515) (100,600,000) (3,643,730,300)
(6,900,000) $ (272,299,984) (21,450,000) $ (760,645,446)
Currency Hedged MSCI EAFE Small-Cap
Shares sold ......................................................... 170,000  $ 6,498,443  650,000  $ 21,187,686
Shares redeemed ..................................................... (220,000) (8,344,037) (820,000) (26,318,133)
(50,000) $ (1,845,594) (170,000) $ (5,130,447)
MSCI EAFE
Shares sold ......................................................... 16,800,000  $ 1,605,717,220  28,200,000  $ 2,306,784,107
Shares redeemed ..................................................... —  —  (1,200,000) (91,351,011)
16,800,000  $ 1,605,717,220  27,000,000  $ 2,215,433,096

Notes to Financial Statements
(unaudited) (continued)
46
2026
iShares Semi-Annual Financial Statements and Additional Information
13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information
47
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
48
2026
iShares Semi-Annual Financial Statements and Additional Information
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD New Taiwan Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

January 31, 2026
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares China Large-Cap ETF | FXI | NYSE Arca

Page

iShares
®
China Large-Cap ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  0 .1%
SF Holding Co. Ltd. ....................... 1,308,800 $ 5,958,925
a
Automobiles  —  3 .6%
BYD Co. Ltd. , Class H ..................... 19,058,600 237,600,839
a
Banks  —  20 .6%
Agricultural Bank of China Ltd. , Class H .......... 166,472,000 116,383,380
Bank of China Ltd. , Class H .................. 371,244,000 221,700,699
Bank of Communications Co. Ltd. , Class H ....... 39,418,200 33,863,818
China CITIC Bank Corp. Ltd. , Class H ........... 48,310,000 44,995,545
China Construction Bank Corp. , Class H ......... 453,666,320 458,080,569
China Everbright Bank Co. Ltd. , Class H
(a)
........ 16,718,000 6,968,331
China Merchants Bank Co. Ltd. , Class H ......... 20,493,938 125,209,663
China Minsheng Banking Corp. Ltd. , Class H ...... 38,150,100 18,982,461
Industrial & Commercial Bank of China Ltd. , Class H . 371,603,995 308,244,196
Postal Savings Bank of China Co. Ltd. , Class H
(b)
... 51,081,000 33,304,933
1,367,733,595
a
Beverages  —  0 .9%
Nongfu Spring Co. Ltd. , Class H
(b)
.............. 9,696,400 59,461,846
a
Biotechnology  —  1 .7%
BeOne Medicines Ltd. , Class H
(c)
.............. 4,261,900 112,398,767
a
Broadline Retail  —  12 .4%
Alibaba Group Holding Ltd. .................. 29,612,600 629,965,830
JD.com, Inc. , Class A ...................... 13,699,100 195,357,827
825,323,657
a
Capital Markets  —  1 .0%
CITIC Securities Co. Ltd. , Class H ............. 8,608,700 32,216,319
Guotai Haitong Securities Co. Ltd. , Class H
(b)
...... 15,357,800 32,688,501
64,904,820
a
Communications Equipment  —  0 .2%
ZTE Corp. , Class H
(a)
...................... 4,074,400 14,740,181
a
Diversified Telecommunication Services  —  0 .5%
China Tower Corp. Ltd. , Class H
(b)
.............. 25,271,600 36,360,188
a
Electrical Equipment  —  0 .4%
Contemporary Amperex Technology Co. Ltd. , Class H
(a)
424,900 26,512,696
a
Entertainment  —  3 .6%
NetEase, Inc. ........................... 9,099,800 235,958,439
a
Hotels, Restaurants & Leisure  —  8 .1%
Meituan , Class B
(b) (c)
....................... 27,639,420 341,691,841
Trip.com Group Ltd. ....................... 3,212,250 197,153,812
538,845,653
a
Household Durables  —  1 .2%
Haier Smart Home Co. Ltd. , Class H ............ 12,541,800 41,346,764
Midea Group Co. Ltd. , Class H
(a)
............... 3,308,100 36,258,266
77,605,030
a
Independent Power and Renewable Electricity Producers  —  0 .4%
CGN Power Co. Ltd. , Class H
(b)
............... 56,020,000 23,358,941
a
Industrial Conglomerates  —  0 .6%
CITIC Ltd. .............................. 26,767,000 42,778,486
a
Insurance  —  10 .0%
China Life Insurance Co. Ltd. , Class H .......... 40,299,000 179,340,110
China Pacific Insurance Group Co. Ltd. , Class H .... 13,955,200 70,290,056
Security Shares Value
a
Insurance (continued)
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 47,258,000 $ 41,092,277
PICC Property & Casualty Co. Ltd. , Class H ....... 37,366,000 77,354,950
Ping An Insurance Group Co of China Ltd. , Class H .. 31,972,500 296,556,058
664,633,451
a
Interactive Media & Services  —  14 .3%
Baidu, Inc. , Class A
(c)
...................... 11,614,200 222,615,741
Kuaishou Technology , Class B
(b)
............... 15,059,800 153,867,579
Tencent Holdings Ltd. ...................... 7,408,000 569,392,216
945,875,536
a
Life Sciences Tools & Services  —  0 .5%
WuXi AppTec Co. Ltd. , Class H
(b)
.............. 2,350,752 33,451,305
a
Machinery  —  0 .3%
CRRC Corp. Ltd. , Class H ................... 22,747,000 16,897,982
a
Marine Transportation  —  0 .4%
COSCO SHIPPING Holdings Co. Ltd. , Class H ..... 13,603,100 23,900,132
a
Metals & Mining  —  4 .5%
China Hongqiao Group Ltd. .................. 17,013,500 77,814,154
CMOC Group Ltd. , Class H .................. 19,662,000 55,261,310
Zijin Mining Group Co. Ltd. , Class H ............ 32,326,000 168,548,455
301,623,919
a
Oil, Gas & Consumable Fuels  —  4 .8%
China Petroleum & Chemical Corp. , Class H ...... 124,596,600 85,747,990
China Shenhua Energy Co. Ltd. , Class H ......... 18,291,500 100,641,773
PetroChina Co. Ltd. , Class H ................. 112,686,000 133,866,351
320,256,114
a
Pharmaceuticals  —  0 .1%
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class H
(a) (c)
879,200 7,707,229
a
Real Estate Management & Development  —  0 .9%
China Resources Land Ltd. .................. 15,620,333 61,172,128
a
Specialty Retail  —  1 .6%
Pop Mart International Group Ltd.
(b)
............. 3,604,600 103,043,060
a
Technology Hardware, Storage & Peripherals  —  6 .1%
Xiaomi Corp. , Class B
(b) (c)
................... 89,487,400 405,070,911
a
Textiles, Apparel & Luxury Goods  —  1 .0%
ANTA Sports Products Ltd. .................. 6,733,600 67,268,186
a
a
Total Long-Term Investments — 99.8%
(Cost: $ 5,896,625,947 ) ............................... 6,620,442,016
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(d) (e) (f)
...................... 32,130,728 32,146,794
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(d) (e)
............................ 7,340,718 7,340,718
a
Total Short-Term Securities — 0.6%
(Cost: $ 39,486,495 ) ................................. 39,487,512
Total Investments — 100.4%
(Cost: $ 5,936,112,442 ) ............................... 6,659,929,528
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (27,279,817)
Net Assets — 100.0% ................................. $ 6,632,649,711

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
China Large-Cap ETF
4
2026
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
(a)
All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 33,102,674 $ — $ (956,716)
(a)
$ — $ 836 $ 32,146,794 32,130,728 $ 446,011
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 6,930,000 410,718
(a)
— — — 7,340,718 7,340,718 86,977 —
$ — $ — $ 836
$ 39,487,512
$ 532,988 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE China H50 Index .................................................................. 284 02/26/26 $ 10,338 $ 144,378
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 144,378 $ — $ — $ — $ 144,378
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 1,602,972 $ — $ — $ — $ 1,602,972
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 1,583,382 $ — $ — $ — $ 1,583,382

iShares
®
China Large-Cap ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
5
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 9,872,889
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ —  $ 6,620,442,016  $ —  $ 6,620,442,016
Short-Term Securities
Money Market Funds ...................................... 39,487,512  —  —  39,487,512
$ 39,487,512  $ 6,620,442,016  $ —  $ 6,659,929,528
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 144,378  $ —  $ —  $ 144,378
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2026
iShares Semi-Annual Financial Statements and Additional Information
Statement of Assets and Liabilities
(unaudited)
January 31, 2026
See notes to financial statements.
iShares
China Large-Cap
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................................... $ 6,620,442,016
Investments, at value — affiliated
(c)
....................................................................................... 39,487,512
Cash ........................................................................................................... 82,360
Cash pledged:
Futures contracts ................................................................................................. 536,000
Foreign currency, at value
(d)
............................................................................................ 4,573,987
Receivables:
Securities lending income — affiliated ................................................................................... 27,082
Dividends — unaffiliated ............................................................................................ 3,965,005
Dividends — affiliated .............................................................................................. 12,661
Total assets ......................................................................................................
6,669,126,623
LIABILITIES
Collateral on securities loaned .......................................................................................... 32,029,854
Payables:
Investment advisory fees ............................................................................................ 4,116,138
Variation margin on futures contracts .................................................................................... 330,920
Total liabilities .....................................................................................................
36,476,912
Commitments and contingent liabilities
NET ASSETS .....................................................................................................
$ 6,632,649,711
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................................... $ 10,283,385,317
Accumulated loss .................................................................................................. (3,650,735,606)
NET ASSETS .....................................................................................................
$ 6,632,649,711
NET ASSET VALUE
Shares outstanding ................................................................................................. 166,800,000
Net asset value .................................................................................................... $ 39.76
Shares authorized .................................................................................................. Unlimited
Par value ........................................................................................................ None
(a)
Securities loaned, at value .......................................................................................... $ 24,404,450
(b)
Investments, at cost — unaffiliated ..................................................................................... $ 5,896,625,947
(c)
Investments, at cost — affiliated ....................................................................................... $ 39,486,495
(d)
  Foreign currency, at cost ............................................................................................ $ 4,584,795

Statement of Operations
Statement of Operations
(unaudited)
Six Months Ended January 31, 2026
See notes to financial statements.
iShares
China Large-Cap
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................ $ 61,943,216
Dividends — affiliated .............................................................................................. 86,977
Interest — unaffiliated .............................................................................................. 27,018
Securities lending income — affiliated — net ............................................................................... 446,011
Foreign taxes withheld ............................................................................................. (5,732,350)
Total investment income ..............................................................................................
56,770,872
EXPENSES
Investment advisory ............................................................................................... 24,622,218
Interest expense ................................................................................................. 287
Total expenses .................................................................................................... 24,622,505
Net investment income ...............................................................................................
32,148,367
—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................................... 23,824,965
Foreign currency transactions ....................................................................................... 155,187
Futures contracts ............................................................................................... 1,602,972
In-kind redemptions — unaffiliated
(a)
................................................................................... 38,805,719
64,388,843
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................................... 371,087,873
Investments — affiliated ........................................................................................... 836
Foreign currency translations ....................................................................................... (16,700)
Futures contracts ............................................................................................... 1,583,382
372,655,391
Net realized and unrealized gain ........................................................................................
437,044,234
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................................
$ 469,192,601
(a)
See Note 2 of the Notes to Financial Statements.

2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
China Large-Cap ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ........................................................................... $ 32,148,367  $ 123,609,173
Net realized gain ............................................................................... 64,388,843  340,721,253
Net change in unrealized appreciation (depreciation) ....................................................... 372,655,391  1,034,753,965
Net increase in net assets resulting from operations ..........................................................
469,192,601  1,499,084,391
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ................................................
(69,391,302)
(b)
(191,855,178)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................
(92,669,143) 768,896,613
NET ASSETS
Total increase in net assets .......................................................................... 307,132,156  2,076,125,826
Beginning of period ...............................................................................
6,325,517,555  4,249,391,729
End of period ...................................................................................
$ 6,632,649,711  $ 6,325,517,555
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares China Large-Cap ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period ......
$ 37.42  $ 25.75  $ 30.39  $ 30.37  $ 40.36  $ 41.57
Net investment income
(a)
.............. 0 .19  0 .60  0 .67  0 .62  0 .75  0 .88
Net realized and unrealized gain (loss)
(b)
....
2 .57  12.03  ( 4 .62 ) 0 .15  (10.16) ( 1 .26 )
Net increase (decrease) from investment
operations ........................
2 .76  12.63  ( 3 .95 ) 0 .77  ( 9 .41 ) ( 0 .38 )
Distributions from net investment income
(c)
.... ( 0 .42 )
(d)
( 0 .96 ) ( 0 .69 ) ( 0 .75 ) ( 0 .58 ) ( 0 .83 )
Net asset value, end of period ...........
$ 39.76  $ 37.42  $ 25.75  $ 30.39  $ 30.37  $ 40.36
Total Return
(e)
– – – – – –
Based on net asset value ...............
7 .44%
(f)
49.48% (12.73) % 2 .71% (23.54) % ( 1 .13 ) %
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses ......................
0 .73%
(h)
0 .73% 0 .74% 0 .74% 0 .74% 0 .74%
Net investment income .................
0 .96%
(h)
1 .83% 2 .63% 2 .19% 2 .12% 1 .90%
Supplemental Data
Net assets, end of period (000) ...........
$ 6,632,650  $ 6,325,518  $ 4,249,392  $ 5,692,791  $ 5,293,695  $ 4,812,487
Portfolio turnover rate
(i)
.................
9% 26% 18% 23% 29% 62%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)

2026
iShares Semi-Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2026, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
iShares ETF
Diversification
Classification
China Large-Cap ............................................................................................................ Non-diversified

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and

Notes to Financial Statements
(unaudited) (continued)

2026
iShares Semi-Annual Financial Statements and Additional Information
a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan.
The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
China Large-Cap
BNP Paribas SA ................................................. $ 3,617,755 $ (3,617,755) $ — $ —
Goldman Sachs & Co. LLC ......................................... 368,180 (368,180) — —
J.P. Morgan Securities LLC ......................................... 8,419,240 (8,419,240) — —
Macquarie Bank Ltd. .............................................. 5,466,126 (5,466,126) — —
Morgan Stanley ................................................. 3,431,862 (3,431,862) — —
Nomura Securities International, Inc. ................................... 1,928,560 (1,928,560) — —
State Street Bank & Trust Co. ........................................ 809,977 (809,977) — —
UBS AG ...................................................... 362,750 (362,750) — —
$ 24,404,450 $ (24,404,450)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA;
and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the iShares China Large-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Prior to November 10, 2025, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury,
managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee.
BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended
January 31, 2026, the Fund paid BTC $115,412 for securities lending agent services.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended January 31, 2026, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
Average Daily Net Assets Investment Advisory Fees
First $6 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.74%
Over $6 billion, up to and including $9 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.67
Over $9 billion, up to and including $12 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60
Over $12 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.54
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
China Large-Cap ........................................................................
$ 2,721,827 $ 54,036,188 $ 3,231,850

Notes to Financial Statements
(unaudited) (continued)
14
2026
iShares Semi-Annual Financial Statements and Additional Information
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended January 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended January 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of July 31, 2025, the Fund had non-expiring capital loss carryforwards of $4,294,707,132 available to offset future realized capital gains.
As of January 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
iShares ETF Purchases Sales
China Large-Cap ........................................................................................ $ 646,423,158 $ 580,892,989
iShares ETF In-kind Purchases In-kind Sales
China Large-Cap .......................................................................................... $ — $ 161,063,919
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
China Large-Cap ................................................. $ 6,079,994,055  $ 1,215,854,167  $ (635,774,316) $ 580,079,851

Notes to Financial Statements
(unaudited) ( continued)
15
Notes to Financial Statements
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
The Fund invests a significant portion of its assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the
Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or
China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund’s investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:

Notes to Financial Statements
(unaudited) (continued)
16
2026
iShares Semi-Annual Financial Statements and Additional Information
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
01/31/26
Year Ended
07/31/25
iShares ETF Shares Amount Shares Amount
China Large-Cap
Shares sold ......................................................... 1,800,000  $ 70,042,689  186,450,000  $ 6,432,867,498
Shares redeemed ..................................................... (4,050,000) (162,711,832) (182,400,000) (5,663,970,885)
(2,250,000) $ (92,669,143) 4,050,000  $ 768,896,613

Additional Information
17
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

January 31, 2026
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares Core 30/70 Conservative Allocation ETF | AOK | NYSE Arca
iShares Core 40/60 Moderate Allocation ETF | AOM | NYSE Arca
iShares Core 60/40 Balanced Allocation ETF | AOR | NYSE Arca
iShares Core 80/20 Aggressive Allocation ETF | AOA | NYSE Arca
iShares Morningstar Multi-Asset Income ETF | IYLD | Cboe BZX Exchange

Page
2

iShares
®
Core 30/70 Conservative Allocation ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  18.9%
iShares Core S&P 500 ETF .................. 184,851 $ 128,476,991
iShares Core S&P Mid-Cap ETF ............... 104,242 7,158,298
iShares Core S&P Small-Cap ETF ............. 26,800 3,404,404
139,039,693
a
Domestic Fixed Income  —  58.7%
iShares Core Universal USD Bond ETF .......... 9,250,048 431,514,739
a
International Equity  —  12.1%
iShares Core MSCI Emerging Markets ETF ....... 353,441 25,645,679
iShares Core MSCI International Developed Markets
ETF ................................ 733,185 63,281,197
88,926,876
a
International Fixed Income  —  10.2%
iShares Core International Aggregate Bond ETF .... 1,486,203 74,756,011
a
Total Long-Term Investments — 99.9%
(Cost: $744,577,245) ................................ 734,237,319
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.64%
(a)(b)
............................ 672,356 $ 672,356
a
Total Short-Term Securities — 0.1%
(Cost: $672,356) ................................... 672,356
Total Investments — 100.0%
(Cost: $745,249,601) ................................ 734,909,675
Liabilities in Excess of Other Assets — 0.0% ................ (57,739)
Net Assets — 100.0% ................................. $ 734,851,936
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ 3,134,658 $ — $ (3,135,776)
(b)
$ 1,118 $ — $ — — $ 5,066
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 555,930 116,426
(b)
— — — 672,356 672,356 15,802 —
iShares Core
International
Aggregate Bond
ETF ........ 63,447,007 18,521,994 (5,942,606) 5,084 (1,275,468) 74,756,011 1,486,203 2,311,509 —
iShares Core MSCI
Emerging Markets
ETF ........ 21,639,828 4,602,442 (5,037,719) 528,988 3,912,140 25,645,679 353,441 403,638 —
iShares Core MSCI
International
Developed
Markets ETF .. 52,848,591 11,388,995 (9,204,285) 1,047,325 7,200,571 63,281,197 733,185 1,124,177 —
iShares Core S&P
500 ETF ..... 120,999,242 24,536,251 (28,652,633) 4,612,653 6,981,478 128,476,991 184,851 825,167 —
iShares Core S&P
Mid-Cap ETF .. 6,668,385 1,336,922 (1,435,760) 98,967 489,784 7,158,298 104,242 56,786 —
iShares Core S&P
Small-Cap ETF 3,065,343 631,622 (745,415) 14,639 438,215 3,404,404 26,800 27,628 —

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core 30/70 Conservative Allocation ETF
4
2026
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core
Universal USD
Bond ETF .... $ 359,997,303 $ 100,712,472 $ (34,061,102) $ (29,457) $ 4,895,523 $ 431,514,739 9,250,048 $ 8,292,977 $ —
$ — $ 6,279,317 $ 22,642,243
$ 734,909,675
$ 13,062,750 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 734,237,319  $ —  $ —  $ 734,237,319
Short-Term Securities
Money Market Funds ...................................... 672,356  —  —  672,356
$ 734,909,675  $ —  $ —  $ 734,909,675

iShares
®
Core 40/60 Moderate Allocation ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  25 .1%
iShares Core S&P 500 ETF .................. 561,712 $ 390,406,691
iShares Core S&P Mid-Cap ETF ............... 316,771 21,752,665
iShares Core S&P Small-Cap ETF ............. 81,436 10,344,815
422,504,171
a
Domestic Fixed Income  —  50 .1%
iShares Core Universal USD Bond ETF .......... 18,069,724 842,952,624
a
International Equity  —  16 .0%
iShares Core MSCI Emerging Markets ETF ....... 1,074,016 77,930,601
iShares Core MSCI International Developed Markets
ETF
(b)
............................... 2,227,958 192,295,055
270,225,656
a
International Fixed Income  —  8 .7%
iShares Core International Aggregate Bond ETF .... 2,903,263 146,034,129
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,568,203,207 ) ............................... 1,681,716,580
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  3 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(a) (c) (d)
...................... 57,026,567 $ 57,055,080
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(a) (c)
............................ 1,591,202 1,591,202
a
Total Short-Term Securities — 3.5%
(Cost: $ 58,646,282 ) ................................. 58,646,282
Total Investments — 103.4%
(Cost: $ 1,626,849,489 ) ............................... 1,740,362,862
Liabilities in Excess of Other Assets — ( 3 .4 ) % ............... (57,189,691)
Net Assets — 100.0% ................................. $ 1,683,173,171
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 10,021,056 $ 47,033,030
(a)
$ — $ 994 $ — $ 57,055,080 57,026,567 $ 19,166
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,386,490 204,712
(a)
— — — 1,591,202 1,591,202 46,629 —
iShares Core
International
Aggregate Bond
ETF ......... 130,490,344 29,950,145 (11,942,564) (53,251) (2,410,545) 146,034,129 2,903,263 4,587,765 —
iShares Core MSCI
Emerging Markets
ETF ......... 69,231,752 9,073,942 (14,423,745) 2,093,589 11,955,063 77,930,601 1,074,016 1,242,727 —
iShares Core MSCI
International
Developed Markets
ETF ......... 169,076,943 22,653,873 (25,519,095) 4,631,305 21,452,029 192,295,055 2,227,958 3,461,111 —
iShares Core S&P
500 ETF ...... 387,107,418 48,855,184 (82,357,149) 17,112,585 19,688,653 390,406,691 561,712 2,612,017 —
iShares Core S&P
Mid-Cap ETF ... 21,335,151 2,664,691 (4,106,523) 460,127 1,399,219 21,752,665 316,771 179,050 —
iShares Core S&P
Small-Cap ETF . 9,806,649 1,255,423 (2,153,677) 189,095 1,247,325 10,344,815 81,436 87,387 —

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core 40/60 Moderate Allocation ETF
6
2026
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core
Universal USD
Bond ETF ..... $ 740,395,908 $ 160,513,051 $ (68,489,750) $ 196,134 $ 10,337,281 $ 842,952,624 18,069,724 $ 16,818,594 $ —
$ — $ 24,630,578 $ 63,669,025
$ 1,740,362,862
$ 29,054,446 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 1,681,716,580  $ —  $ —  $ 1,681,716,580
Short-Term Securities
Money Market Funds ...................................... 58,646,282  —  —  58,646,282
$ 1,740,362,862  $ —  $ —  $ 1,740,362,862

iShares
®
Core 60/40 Balanced Allocation ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  37 .3%
iShares Core S&P 500 ETF .................. 1,575,598 $ 1,095,087,878
iShares Core S&P Mid-Cap ETF ............... 888,537 61,015,836
iShares Core S&P Small-Cap ETF
(b)
............ 228,428 29,017,209
1,185,120,923
a
Domestic Fixed Income  —  33 .1%
iShares Core Universal USD Bond ETF .......... 22,526,887 1,050,879,278
a
International Equity  —  23 .8%
iShares Core MSCI Emerging Markets ETF ....... 3,012,602 218,594,401
iShares Core MSCI International Developed Markets
ETF
(b)
............................... 6,249,412 539,386,750
757,981,151
a
International Fixed Income  —  5 .7%
iShares Core International Aggregate Bond ETF .... 3,619,390 182,055,317
a
Total Long-Term Investments — 99.9%
(Cost: $ 2,760,057,982 ) ............................... 3,176,036,669
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  10 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(a) (c) (d)
...................... 327,313,497 $ 327,477,153
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(a) (c)
............................ 3,000,178 3,000,178
a
Total Short-Term Securities — 10.4%
(Cost: $ 330,477,302 ) ................................ 330,477,331
Total Investments — 110.3%
(Cost: $ 3,090,535,284 ) ............................... 3,506,514,000
Liabilities in Excess of Other Assets — ( 10 .3 ) % .............. (327,729,327)
Net Assets — 100.0% ................................. $ 3,178,784,673
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 15,184,002 $ 312,293,036
(a)
$ — $ 86 $ 29 $ 327,477,153 327,313,497 $ 47,887
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,395,328 604,850
(a)
— — — 3,000,178 3,000,178 93,630 —
iShares Core
International
Aggregate Bond
ETF ......... 142,902,098 51,938,820 (9,600,162) 11,342 (3,196,781) 182,055,317 3,619,390 5,592,686 —
iShares Core MSCI
Emerging Markets
ETF ......... 170,587,479 37,036,789 (25,469,434) 2,994,156 33,445,411 218,594,401 3,012,602 3,390,710 —
iShares Core MSCI
International
Developed Markets
ETF ......... 416,608,214 91,862,712 (37,017,345) 6,655,886 61,277,283 539,386,750 6,249,412 9,443,459 —
iShares Core S&P
500 ETF ...... 953,842,650 198,406,637 (151,596,805) 23,484,181 70,951,215 1,095,087,878 1,575,598 6,875,395 —
iShares Core S&P
Mid-Cap ETF ... 52,570,046 10,842,246 (7,269,326) 591,258 4,281,612 61,015,836 888,537 473,699 —
iShares Core S&P
Small-Cap ETF . 24,162,899 5,122,526 (4,001,459) 170,986 3,562,257 29,017,209 228,428 230,288 —
iShares Core
Universal USD
Bond ETF ..... 810,820,256 283,951,337 (55,009,858) (549,197) 11,666,740 1,050,879,278 22,526,887 19,543,663 —
$ — $ 33,358,698 $ 181,987,766
$ 3,506,514,000
$ 45,691,417 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core 60/40 Balanced Allocation ETF
8
2026
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 3,176,036,669 $ — $ — $ 3,176,036,669
Short-Term Securities
Money Market Funds ...................................... 330,477,331 — — 330,477,331
$ 3,506,514,000 $ — $ — $ 3,506,514,000

iShares
®
Core 80/20 Aggressive Allocation ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  49 .2%
iShares Core S&P 500 ETF .................. 1,847,572 $ 1,284,117,967
iShares Core S&P Mid-Cap ETF ............... 1,041,910 71,547,960
iShares Core S&P Small-Cap ETF ............. 267,860 34,026,256
1,389,692,183
a
Domestic Fixed Income  —  16 .4%
iShares Core Universal USD Bond ETF
(b)
......... 9,905,777 462,104,497
a
International Equity  —  31 .5%
iShares Core MSCI Emerging Markets ETF ....... 3,532,630 256,327,632
iShares Core MSCI International Developed Markets
ETF
(b)
............................... 7,328,164 632,493,835
888,821,467
a
International Fixed Income  —  2 .8%
iShares Core International Aggregate Bond ETF .... 1,591,560 80,055,468
a
Total Long-Term Investments — 99.9%
(Cost: $ 2,109,084,071 ) ............................... 2,820,673,615
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  8 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(a) (c) (d)
...................... 232,694,976 $ 232,811,323
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(a) (c)
............................ 3,035,597 3,035,597
a
Total Short-Term Securities — 8.3%
(Cost: $ 235,846,877 ) ................................ 235,846,920
Total Investments — 108.2%
(Cost: $ 2,344,930,948 ) ............................... 3,056,520,535
Liabilities in Excess of Other Assets — ( 8 .2 ) % ............... (232,862,558)
Net Assets — 100.0% ................................. $ 2,823,657,977
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ — $ 232,817,478
(a)
$ — $ (6,198) $ 43 $ 232,811,323 232,694,976 $ 37,183
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,413,709 621,888
(a)
— — — 3,035,597 3,035,597 82,392 —
iShares Core
International
Aggregate Bond
ETF ......... 65,875,593 16,828,382 (1,275,564) (8,916) (1,364,027) 80,055,468 1,591,560 2,447,477 —
iShares Core MSCI
Emerging Markets
ETF ......... 209,702,193 16,122,677 (12,778,450) 1,224,984 42,056,228 256,327,632 3,532,630 3,977,703 —
iShares Core MSCI
International
Developed Markets
ETF ......... 512,132,083 48,906,215 (9,704,778) 1,203,947 79,956,368 632,493,835 7,328,164 11,078,310 —
iShares Core S&P
500 ETF ...... 1,172,544,113 86,614,327 (87,744,348) 9,431,984 103,271,891 1,284,117,967 1,847,572 8,143,082 —
iShares Core S&P
Mid-Cap ETF ... 64,624,029 4,746,672 (3,639,849) 172,556 5,644,552 71,547,960 1,041,910 560,274 —
iShares Core S&P
Small-Cap ETF . 29,704,249 2,244,609 (2,400,717) 44,752 4,433,363 34,026,256 267,860 272,665 —

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core 80/20 Aggressive Allocation ETF
10
2026
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core
Universal USD
Bond ETF ..... $ 373,775,079 $ 90,505,462 $ (7,318,177) $ (406,420) $ 5,548,553 $ 462,104,497 9,905,777 $ 8,800,516 $ —
$ — $ 11,656,689 $ 239,546,971
$ 3,056,520,535
$ 35,399,602 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 7 03/20/26 $ 2,438 $ 12,746
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 12,746 $ — $ — $ — $ 12,746
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 295,789 $ — $ — $ — $ 295,789
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (56,765) $ — $ — $ — $ (56,765)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 2,250,106
a

iShares
®
Core 80/20 Aggressive Allocation ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
11
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ......................................... $ 2,820,673,615 $ — $ — $ 2,820,673,615
Short-Term Securities
Money Market Funds .......................................... 235,846,920 — — 235,846,920
$ 3,056,520,535 $ — $ — $ 3,056,520,535
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................... $ 12,746 $ — $ — $ 12,746
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
Morningstar Multi-Asset Income ETF
(Percentages shown are based on Net Assets)
12
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  14.9%
iShares Preferred and Income Securities ETF ...... 617,702 $ 19,574,976
a
Domestic Fixed Income  —  28.8%
iShares Broad USD High Yield Corporate Bond ETF
(b)
503,024 18,933,823
iShares Core 1-5 Year USD Bond ETF .......... 383,737 18,760,902
37,694,725
a
International Equity  —  27.4%
iShares Global REIT ETF ................... 251,343 6,451,975
iShares Latin America 40 ETF
(b)
............... 632,732 22,373,403
iShares MSCI EAFE Value ETF
(b)
.............. 92,675 6,982,135
35,807,513
a
International Fixed Income  —  28.8%
iShares Floating Rate Bond ETF .............. 367,398 18,751,994
iShares J.P. Morgan EM Corporate Bond ETF ..... 135,729 6,265,359
iShares J.P. Morgan EM Local Currency Bond ETF .. 299,535 12,682,312
37,699,665
a
Total Long-Term Investments — 99.9%
(Cost: $123,946,537) ................................ 130,776,879
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  23.2%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.82%
(a)(c)(d)
...................... 30,256,171 $ 30,271,299
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.64%
(a)(c)
............................ 104,917 104,917
a
Total Short-Term Securities — 23.2%
(Cost: $30,375,448) ................................. 30,376,216
Total Investments — 123.1%
(Cost: $154,321,985) ................................ 161,153,095
Liabilities in Excess of Other Assets — (23.1)% .............. (30,286,688)
Net Assets — 100.0% ................................. $ 130,866,407
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 14,681,809 $ 15,584,688
(a)
$ — $ 4,196 $ 606 $ 30,271,299 30,256,171 $ 59,168
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 94,475 10,442
(a)
— — — 104,917 104,917 3,087 —
iShares Broad
USD High Yield
Corporate Bond
ETF ......... 17,195,923 3,278,283 (1,665,383) 53,097 71,903 18,933,823 503,024 604,768 —
iShares Core 1-5 Year
USD Bond ETF . 17,019,685 3,266,399 (1,661,700) 49,627 86,891 18,760,902 383,737 369,582 —
iShares Floating Rate
Bond ETF ..... 16,950,384 3,455,265 (1,657,591) 4,739 (803) 18,751,994 367,398 426,398 —
iShares Global REIT
ETF ......... 5,718,797 1,127,599 (688,273) 9,770 284,082 6,451,975 251,343 145,259 —
iShares J.P. Morgan
EM Corporate
Bond ETF ..... 5,741,224 991,791 (554,448) 19,297 67,495 6,265,359 135,729 151,778 —
iShares J.P. Morgan
EM Local Currency
Bond ETF ..... 5,775,156 7,331,803 (840,677) 853 415,177 12,682,312 299,535 294,847 —
iShares Latin America
40 ETF ....... 16,447,745 2,943,116 (3,839,867) 554,132 6,268,277 22,373,403 632,732 452,604 —
iShares MBS ETF
(c)
5,726,318 507,350 (6,402,056) 193,950 (25,562) — — 83,856 —
iShares MSCI EAFE
Value ETF ..... 5,650,682 1,103,528 (845,189) 117,446 955,668 6,982,135 92,675 143,954 —

iShares
®
Morningstar Multi-Asset Income ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
13
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Preferred and
Income Securities
ETF ......... $ 17,578,937 $ 3,767,611 $ (2,061,075) $ (31,920) $ 321,423 $ 19,574,976 617,702 $ 513,268 $ —
$ — $ 975,187 $ 8,445,157
$ 161,153,095
$ 3,248,569 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 130,776,879 $ — $ — $ 130,776,879
Short-Term Securities
Money Market Funds ...................................... 30,376,216 — — 30,376,216
$ 161,153,095 $ — $ — $ 161,153,095

2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(unaudited)
January 31, 2026
See notes to financial statements.
iShares
Core 30/70
Conservative
Allocation ETF
iShares
Core 40/60
Moderate Allocation
ETF
iShares
Core 60/40
Balanced Allocation
ETF
iShares
Core 80/20
Aggressive
Allocation ETF
ASSETS
Investments, at value — affiliated
(a) (b)
........................................ $ 734,909,675  $ 1,740,362,862  $ 3,506,514,000  $ 3,056,520,535
Cash pledged:
Futures contracts ................................................... —  —  —  176,000
Receivables:
Securities lending income — affiliated ..................................... 884  3,716  11,655  23,908
Dividends — affiliated ................................................ 2,146  5,100  9,478  9,494
Total assets ........................................................
734,912,705  1,740,371,678  3,506,535,133  3,056,729,937
LIABILITIES
Collateral on securities loaned ............................................ —  57,055,080  327,477,397  232,811,279
Payables:
Capital shares redeemed .............................................. —  2,193  —  —
Investment advisory fees .............................................. 60,769  141,234  273,063  251,211
Variation margin on futures contracts ...................................... —  —  —  9,470
Total liabilities .......................................................
60,769  57,198,507  327,750,460  233,071,960
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 734,851,936  $ 1,683,173,171  $ 3,178,784,673  $ 2,823,657,977
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 750,565,854  $ 1,566,032,402  $ 2,763,702,555  $ 2,125,954,596
Accumulated earnings (loss) ............................................. (15,713,918) 117,140,769  415,082,118  697,703,381
NET ASSETS .......................................................
$ 734,851,936  $ 1,683,173,171  $ 3,178,784,673  $ 2,823,657,977
NET ASSET VALUE
Shares outstanding ................................................... 18,050,000  34,800,000  47,950,000  30,750,000
Net asset value ...................................................... $ 40.71  $ 48.37  $ 66.29  $ 91.83
Shares authorized .................................................... Unlimited Unlimited Unlimited Unlimited
Par value .......................................................... None None None None
(a)
Securities loaned, at value ............................................ $ —  $ 55,083,042  $ 316,274,251  $ 225,203,622
(b)
Investments, at cost — affiliated ......................................... $ 745,249,601  $ 1,626,849,489  $ 3,090,535,284  $ 2,344,930,948

Statements of Assets and Liabilities
(unaudited) (continued)
January 31, 2026
Statements of Assets and Liabilities
See notes to financial statements.
iShares
Morningstar Multi-
Asset Income ETF
ASSETS
Investments, at value — affiliated
(a) (b)
...................................................................................... $ 161,153,095
Receivables:
Securities lending income — affiliated ................................................................................... 10,659
Dividends — affiliated .............................................................................................. 335
Total assets ......................................................................................................
161,164,089
LIABILITIES
Collateral on securities loaned .......................................................................................... 30,270,432
Payables:
Investment advisory fees ............................................................................................ 27,250
Total liabilities .....................................................................................................
30,297,682
Commitments and contingent liabilities
NET ASSETS .....................................................................................................
$ 130,866,407
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................................... $ 185,144,505
Accumulated loss .................................................................................................. (54,278,098)
NET ASSETS .....................................................................................................
$ 130,866,407
NET ASSET VALUE
Shares outstanding ................................................................................................. 5,900,000
Net asset value .................................................................................................... $ 22.18
Shares authorized .................................................................................................. Unlimited
Par value ........................................................................................................ None
(a)
Securities loaned, at value .......................................................................................... $ 29,461,708
(b)
Investments, at cost — affiliated ....................................................................................... $ 154,321,985

2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Operations
(unaudited)
Six Months Ended January 31, 2026
See notes to financial statements.
iShares
Core 30/70
Conservative
Allocation ETF
iShares
Core 40/60
Moderate Allocation
ETF
iShares
Core 60/40
Balanced Allocation
ETF
iShares
Core 80/20
Aggressive
Allocation ETF
INVESTMENT INCOME
Dividends — affiliated .............................................. $ 13,057,684  $ 29,035,280  $ 45,643,530  $ 35,362,419
Interest — unaffiliated .............................................. 348  10  15  5,072
Securities lending income — affiliated — net ............................... 5,066  19,166  47,887  37,183
Total investment income ..............................................
13,063,098  29,054,456  45,691,432  35,404,674
EXPENSES
Investment advisory ............................................... 518,903  1,234,119  2,199,687  2,001,678
Total expenses .................................................... 518,903  1,234,119  2,199,687  2,001,678
Less: (201,511) (457,439) (747,988) (625,374)
Investment advisory fees waived ....................................... (201,510) (457,438) (747,988) (625,374)
Total expenses after fees waived ........................................
317,393  776,681  1,451,699  1,376,304
Net investment income ...............................................
12,745,705  28,277,775  44,239,733  34,028,370
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated ........................................... 1,062,881  4,698,840  2,251,990  4,779,807
Futures contracts ............................................... —  —  —  295,789
In-kind redemptions — affiliated
(a)
.................................... 5,216,436  19,931,738  31,106,708  6,876,882
6,279,317  24,630,578  33,358,698  11,952,478
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ........................................... 22,642,243  63,669,025  181,987,766  239,546,971
Futures contracts ............................................... —  —  —  (56,765)
22,642,243  63,669,025  181,987,766  239,490,206
Net realized and unrealized gain ........................................
28,921,560  88,299,603  215,346,464  251,442,684
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 41,667,265  $ 116,577,378  $ 259,586,197  $ 285,471,054
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended January 31, 2026
Statements of Operations
See notes to financial statements.
iShares
Morningstar Multi-
Asset Income ETF
INVESTMENT INCOME
Dividends — affiliated .............................................................................................. $ 3,189,401
Interest — unaffiliated .............................................................................................. 54
Securities lending income — affiliated — net ............................................................................... 59,168
Total investment income ..............................................................................................
3,248,623
EXPENSES
Investment advisory ............................................................................................... 152,390
Total expenses .................................................................................................... 152,390
Net investment income ...............................................................................................
3,096,233
—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated ........................................................................................... 278,187
In-kind redemptions — affiliated
(a)
.................................................................................... 697,000
975,187
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ........................................................................................... 8,445,157
8,445,157
Net realized and unrealized gain ........................................................................................
9,420,344
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................................
$ 12,516,577
(a)
See Note 2 of the Notes to Financial Statements.

2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Core 30/70 Conservative Allocation ETF
iShares
Core 40/60 Moderate Allocation ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 12,745,705  $ 21,931,451  $ 28,277,775  $ 47,301,968
Net realized gain ........................................... 6,279,317  15,517,234  24,630,578  22,821,469
Net change in unrealized appreciation (depreciation) ................... 22,642,243  5,571,620  63,669,025  48,461,121
Net increase in net assets resulting from operations ......................
41,667,265  43,020,305  116,577,378  118,584,558
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(12,696,739)
(b)
(21,809,776) (27,978,033)
(b)
(47,067,327)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ............
76,709,136  29,458,141  65,857,961  71,120,360
NET ASSETS
Total increase in net assets ...................................... 105,679,662  50,668,670  154,457,306  142,637,591
Beginning of period ...........................................
629,172,274  578,503,604  1,528,715,865  1,386,078,274
End of period ...............................................
$ 734,851,936  $ 629,172,274  $ 1,683,173,171  $ 1,528,715,865
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Core 60/40 Balanced Allocation ETF
iShares
Core 80/20 Aggressive Allocation ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 44,239,733  $ 64,511,408  $ 34,028,370  $ 52,500,998
Net realized gain ........................................... 33,358,698  67,337,711  11,952,478  51,306,934
Net change in unrealized appreciation (depreciation) ................... 181,987,766  103,196,484  239,490,206  166,162,255
Net increase in net assets resulting from operations ......................
259,586,197  235,045,603  285,471,054  269,970,187
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(43,656,937)
(b)
(64,093,163) (33,635,419)
(b)
(52,063,134)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ............
389,167,859  319,708,596  141,093,720  225,498,249
NET ASSETS
Total increase in net assets ...................................... 605,097,119  490,661,036  392,929,355  443,405,302
Beginning of period ...........................................
2,573,687,554  2,083,026,518  2,430,728,622  1,987,323,320
End of period ...............................................
$ 3,178,784,673  $ 2,573,687,554  $ 2,823,657,977  $ 2,430,728,622
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Morningstar Multi-Asset Income ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ........................................................................... $ 3,096,233  $ 5,702,129
Net realized gain ............................................................................... 975,187  1,448,267
Net change in unrealized appreciation (depreciation) ....................................................... 8,445,157  866,720
Net increase in net assets resulting from operations ..........................................................
12,516,577  8,017,116
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ................................................
(2,993,482)
(b)
(5,688,072)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................
7,462,889  (7,101,657)
NET ASSETS
Total increase (decrease) in net assets .................................................................. 16,985,984  (4,772,613)
Beginning of period ...............................................................................
113,880,423  118,653,036
End of period ...................................................................................
$ 130,866,407  $ 113,880,423
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core 30/70 Conservative Allocation ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period .......
$ 38.96  $ 37.57  $ 35.54  $ 35.74  $ 40.05  $ 37.15
Net investment income
(a)
............... 0 .75  1 .32  1 .15  0 .88  0 .68  0 .61
Net realized and unrealized gain (loss)
(b)
.....
1 .73  1 .36  2 .00  ( 0 .21 ) ( 4 .32 ) 2 .96
Net increase (decrease) from investment
operations .........................
2 .48  2 .68  3 .15  0 .67  ( 3 .64 ) 3 .57
Distributions from net investment income
(c)
..... ( 0 .73 )
(d)
( 1 .29 ) ( 1 .12 ) ( 0 .87 ) ( 0 .67 ) ( 0 .67 )
Net asset value, end of period ............
$ 40.71  $ 38.96  $ 37.57  $ 35.54  $ 35.74  $ 40.05
Total Return
(e)
– – – – – –
Based on net asset value ................
6 .41%
(f)
7 .29% 9 .05% 1 .98% ( 9 .16 ) % 9 .70%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .15%
(h)
0 .15% 0 .15% 0 .15% 0 .17% 0 .25%
Total expenses after fees waived ...........
0 .09%
(h)
0 .10% 0 .10% 0 .09% 0 .11% 0 .19%
Net investment income ..................
3 .68%
(h)
3 .48% 3 .22% 2 .55% 1 .79% 1 .58%
Supplemental Data
Net assets, end of period (000) ............
$ 734,852  $ 629,172  $ 578,504  $ 678,881  $ 777,452  $ 945,256
Portfolio turnover rate
(i)
..................
4% 3% 4% 5% 2% 5%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core 40/60 Moderate Allocation ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period .......
$ 45.77  $ 43.59  $ 40.77  $ 40.39  $ 45.30  $ 40.76
Net investment income
(a)
............... 0 .82  1 .43  1 .24  0 .96  0 .80  0 .68
Net realized and unrealized gain (loss)
(b)
.....
2 .58  2 .16  2 .80  0 .39  ( 4 .91 ) 4 .59
Net increase (decrease) from investment
operations .........................
3 .40  3 .59  4 .04  1 .35  ( 4 .11 ) 5 .27
Distributions from net investment income
(c)
..... ( 0 .80 )
(d)
( 1 .41 ) ( 1 .22 ) ( 0 .97 ) ( 0 .80 ) ( 0 .73 )
Net asset value, end of period ............
$ 48.37  $ 45.77  $ 43.59  $ 40.77  $ 40.39  $ 45.30
Total Return
(e)
– – – – – –
Based on net asset value ................
7 .46%
(f)
8 .38% 10.10% 3 .48% ( 9 .15 ) % 13.03%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .15%
(h)
0 .15% 0 .15% 0 .15% 0 .17% 0 .25%
Total expenses after fees waived ...........
0 .09%
(h)
0 .10% 0 .10% 0 .10% 0 .12% 0 .19%
Net investment income ..................
3 .44%
(h)
3 .24% 3 .02% 2 .46% 1 .86% 1 .57%
Supplemental Data
Net assets, end of period (000) ............
$ 1,683,173  $ 1,528,716  $ 1,386,078  $ 1,339,421  $ 1,565,084  $ 1,707,920
Portfolio turnover rate
(i)
..................
5% 5% 6% 5% 2% 7%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core 60/40 Balanced Allocation ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period .......
$ 61.42  $ 57.07  $ 52.18  $ 50.09  $ 56.25  $ 47.70
Net investment income
(a)
............... 0 .98  1 .65  1 .44  1 .13  1 .08  0 .84
Net realized and unrealized gain (loss)
(b)
.....
4 .83  4 .30  4 .84  2 .04  ( 6 .19 ) 8 .60
Net increase (decrease) from investment
operations .........................
5 .81  5 .95  6 .28  3 .17  ( 5 .11 ) 9 .44
Distributions from net investment income
(c)
..... ( 0 .94 )
(d)
( 1 .60 ) ( 1 .39 ) ( 1 .08 ) ( 1 .05 ) ( 0 .89 )
Net asset value, end of period ............
$ 66.29  $ 61.42  $ 57.07  $ 52.18  $ 50.09  $ 56.25
Total Return
(e)
– – – – – –
Based on net asset value ................
9 .49%
(f)
10.58% 12.24% 6 .51% ( 9 .18 ) % 19.92%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .15%
(h)
0 .15% 0 .15% 0 .15% 0 .17% 0 .25%
Total expenses after fees waived ...........
0 .10%
(h)
0 .10% 0 .10% 0 .10% 0 .12% 0 .20%
Net investment income ..................
3 .02%
(h)
2 .82% 2 .70% 2 .30% 2 .01% 1 .59%
Supplemental Data
Net assets, end of period (000) ............
$ 3,178,785  $ 2,573,688  $ 2,083,027  $ 1,915,133  $ 1,983,438  $ 1,844,998
Portfolio turnover rate
(i)
..................
5% 5% 5% 6% 2% 7%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core 80/20 Aggressive Allocation ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period .......
$ 83.39  $ 75.71  $ 67.69  $ 63.03  $ 70.93  $ 56.77
Net investment income
(a)
............... 1 .14  1 .89  1 .63  1 .29  1 .43  1 .05
Net realized and unrealized gain (loss)
(b)
.....
8 .41  7 .64  7 .99  4 .63  ( 7 .93 ) 14.19
Net increase (decrease) from investment
operations .........................
9 .55  9 .53  9 .62  5 .92  ( 6 .50 ) 15.24
Distributions from net investment income
(c)
..... ( 1 .11 )
(d)
( 1 .85 ) ( 1 .60 ) ( 1 .26 ) ( 1 .40 ) ( 1 .08 )
Net asset value, end of period ............
$ 91.83  $ 83.39  $ 75.71  $ 67.69  $ 63.03  $ 70.93
Total Return
(e)
– – – – – –
Based on net asset value ................
11.49%
(f)
12.74% 14.43% 9 .57% ( 9 .24 ) % 27.01%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .15%
(h)
0 .15% 0 .15% 0 .15% 0 .17% 0 .25%
Total expenses after fees waived ...........
0 .10%
(h)
0 .11% 0 .11% 0 .11% 0 .12% 0 .20%
Net investment income ..................
2 .55%
(h)
2 .42% 2 .35% 2 .08% 2 .11% 1 .62%
Supplemental Data
Net assets, end of period (000) ............
$ 2,823,658  $ 2,430,729  $ 1,987,323  $ 1,671,953  $ 1,493,900  $ 1,464,706
Portfolio turnover rate
(i)
..................
4% 5% 4% 5% 2% 6%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Morningstar Multi-Asset Income ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period .......
$ 20.52  $ 20.11  $ 19.70  $ 20.47  $ 24.32  $ 22.91
Net investment income
(a)
............... 0 .55  1 .00  1 .16  1 .16  0 .78  0 .74
Net realized and unrealized gain (loss)
(b)
.....
1 .64  0 .41  0 .40  ( 0 .78 ) ( 3 .82 ) 1 .54
Net increase (decrease) from investment
operations .........................
2 .19  1 .41  1 .56  0 .38  ( 3 .04 ) 2 .28
Distributions from net investment income
(c)
..... ( 0 .53 )
(d)
( 1 .00 ) ( 1 .15 ) ( 1 .15 ) ( 0 .81 ) ( 0 .87 )
Net asset value, end of period ............
$ 22.18  $ 20.52  $ 20.11  $ 19.70  $ 20.47  $ 24.32
Total Return
(e)
– – – – – –
Based on net asset value ................
10.83%
(f)
7 .20%
(g)
8 .32% 2 .14% (12.75) % 10.15%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses .......................
0 .25%
(i)
0 .25% 0 .25% 0 .25% 0 .25% 0 .25%
Total expenses after fees waived ...........
0 .25%
(i)
0 .25% 0 .25% 0 .24% 0 .25% 0 .24%
Net investment income ..................
5 .08%
(i)
4 .93% 5 .91% 6 .00% 3 .44% 3 .16%
Supplemental Data
Net assets, end of period (000) ............
$ 130,866  $ 113,880  $ 118,653  $ 135,898  $ 176,041  $ 243,191
Portfolio turnover rate
(j)
..................
8% 35% 97% 70% 73% 94%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which impacted the Fund's total return. Excluding the payment from an affiliate, the Fund's total return would have been 6.99%.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)

2026
iShares Semi-Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Each Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund” and collectively, the
“underlying funds”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
iShares ETF
Diversification
Classification
Core 30/70 Conservative Allocation ............................................................................................... Diversified
Core 40/60 Moderate Allocation ................................................................................................. Diversified
Core 60/40 Balanced Allocation .................................................................................................. Diversified
Core 80/20 Aggressive Allocation ................................................................................................ Diversified
Morningstar Multi-Asset Income ................................................................................................. Diversified

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

Notes to Financial Statements
(unaudited) (continued)

2026
iShares Semi-Annual Financial Statements and Additional Information
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
Core 40/60 Moderate Allocation
Goldman Sachs & Co. LLC ......................................... $ 55,083,042 $ (55,083,042) $ — $ —
$ 55,083,042 $ (55,083,042)
$ —
$ —
a
Core 60/40 Balanced Allocation
Goldman Sachs & Co. LLC ......................................... 302,085,000 (302,085,000) — —
J.P. Morgan Securities LLC ......................................... 14,189,251 (14,189,251) — —
$ 316,274,251 $ (316,274,251)
$ —
$ —
a
Core 80/20 Aggressive Allocation
Goldman Sachs & Co. LLC ......................................... 158,913,972 (158,913,972) — —
J.P. Morgan Securities LLC ......................................... 66,289,650 (66,289,650) — —
$ 225,203,622 $ (225,203,622)
$ —
$ —
a
Morningstar Multi-Asset Income
Barclays Bank PLC ............................................... 855,712 (855,712) — —
Barclays Capital, Inc. ............................................. 3,005,600 (3,005,600) — —
Morgan Stanley ................................................. 18,744,456 (18,744,456) — —
Wells Fargo Securities LLC ......................................... 6,855,940 (6,855,940) — —
$ 29,461,708 $ (29,461,708)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For each of the iShares Core 30/70 Conservative Allocation, iShares Core 40/60 Moderate Allocation, iShares Core 60/40 Balanced Allocation and iShares Core 80/20
Aggressive Allocation ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through November 30, 2026, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.
For the iShares Morningstar Multi-Asset Income ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2026 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.60% of average daily net assets.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2026, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, each Fund retains 82% of securities lending income (which excludes collateral investment fees)
and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
iShares ETF Investment Advisory Fees
Core 30/70 Conservative Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
Core 40/60 Moderate Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
Core 60/40 Balanced Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
Core 80/20 Aggressive Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
Morningstar Multi-Asset Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25
iShares ETF Amounts Waived
Core 30/70 Conservative Allocation ..................................................................................................................................... $ 201,510
Core 40/60 Moderate Allocation ......................................................................................................................................... 457,438
Core 60/40 Balanced Allocation ......................................................................................................................................... 747,988
Core 80/20 Aggressive Allocation ....................................................................................................................................... 625,374

Notes to Financial Statements
(unaudited) (continued)

2026
iShares Semi-Annual Financial Statements and Additional Information
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended January 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
7. Purchases and Sales
For the six months ended January 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended January 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
iShares ETF Amounts
Core 30/70 Conservative Allocation .............................................................................................. $ 1,998
Core 40/60 Moderate Allocation ................................................................................................ 6,891
Core 60/40 Balanced Allocation ................................................................................................. 18,257
Core 80/20 Aggressive Allocation ............................................................................................... 14,399
Morningstar Multi-Asset Income ................................................................................................ 16,210
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Core 30/70 Conservative Allocation ........................................................
$ —  $ 1,577,496  $ 23,010
Core 40/60 Moderate Allocation ..........................................................
—  3,655,987  245,256
Core 60/40 Balanced Allocation ...........................................................
—  3,377,316  (21,717)
Core 80/20 Aggressive Allocation .........................................................
8,611,332  —  —
iShares ETF Purchases Sales
Core 30/70 Conservative Allocation ........................................................................... $ 28,788,414  $ 28,751,425
Core 40/60 Moderate Allocation ............................................................................. 87,447,066  87,201,674
Core 60/40 Balanced Allocation .............................................................................. 154,225,759  153,496,205
Core 80/20 Aggressive Allocation ............................................................................ 107,205,243  106,909,769
Morningstar Multi-Asset Income ............................................................................. 9,653,750  9,553,381
iShares ETF In-kind Purchases In-kind Sales
Core 30/70 Conservative Allocation ........................................................................... $ 132,942,284  $ 56,328,095
Core 40/60 Moderate Allocation ............................................................................. 187,519,243  121,790,829
Core 60/40 Balanced Allocation .............................................................................. 524,935,308  136,468,184
Core 80/20 Aggressive Allocation ............................................................................ 158,763,101  17,952,114
Morningstar Multi-Asset Income ............................................................................. 18,118,995  10,662,878

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
As of July 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of January 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
Core 30/70 Conservative Allocation ..............................................................................................
$ (11,556,898)
Core 40/60 Moderate Allocation ................................................................................................
(20,379,122)
Core 60/40 Balanced Allocation
(32,773,959)
Core 80/20 Aggressive Allocation ...............................................................................................
(25,101,376)
Morningstar Multi-Asset Income ................................................................................................
(62,355,904)
(a)
Amounts available to offset future realized capital gains.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core 30/70 Conservative Allocation .................................... $ 745,516,653  $ 46,843,964  $ (57,450,942) $ (10,606,978)
Core 40/60 Moderate Allocation ...................................... 1,628,018,765  209,979,303  (97,635,206) 112,344,097
Core 60/40 Balanced Allocation ....................................... 3,093,027,687  493,187,895  (79,701,582) 413,486,313
Core 80/20 Aggressive Allocation ..................................... 2,346,448,419  737,193,992  (27,109,130) 710,084,862
Morningstar Multi-Asset Income ...................................... 154,379,121  8,742,930  (1,968,956) 6,773,974

Notes to Financial Statements
(unaudited) (continued)

2026
iShares Semi-Annual Financial Statements and Additional Information
bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
Six Months Ended
01/31/26
Year Ended
07/31/25
iShares ETF Shares Amount Shares Amount
Core 30/70 Conservative Allocation
Shares sold ......................................................... 3,300,000  $ 133,083,142  9,000,000  $ 340,677,732
Shares redeemed ..................................................... (1,400,000) (56,374,006) (8,250,000) (311,219,591)
1,900,000  $ 76,709,136  750,000  $ 29,458,141
Core 40/60 Moderate Allocation
Shares sold ......................................................... 3,950,000  $ 187,779,095  6,200,000  $ 273,179,776
Shares redeemed ..................................................... (2,550,000) (121,921,134) (4,600,000) (202,059,416)
1,400,000  $ 65,857,961  1,600,000  $ 71,120,360
Core 60/40 Balanced Allocation
Shares sold ......................................................... 8,150,000  $ 525,894,958  13,250,000  $ 774,845,442
Shares redeemed ..................................................... (2,100,000) (136,727,099) (7,850,000) (455,136,846)
6,050,000  $ 389,167,859  5,400,000  $ 319,708,596
Core 80/20 Aggressive Allocation
Shares sold ......................................................... 1,800,000  $ 159,068,833  5,050,000  $ 394,825,839
Shares redeemed ..................................................... (200,000) (17,975,113) (2,150,000) (169,327,590)
1,600,000  $ 141,093,720  2,900,000  $ 225,498,249
Morningstar Multi-Asset Income
Shares sold ......................................................... 850,000  $ 18,135,122  600,000  $ 12,095,867
Shares redeemed ..................................................... (500,000) (10,672,233) (950,000) (19,197,524)
350,000  $ 7,462,889  (350,000) $ (7,101,657)

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc. or S&P Dow Jones Indices
LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds.
BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

January 31, 2026
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares Core MSCI EAFE ETF | IEFA | Cboe BZX Exchange
iShares Core MSCI Europe ETF | IEUR | NYSE Arca
iShares Core MSCI International Developed Markets ETF | IDEV | NYSE Arca
iShares Core MSCI Total International Stock ETF | IXUS | NASDAQ

Page
2

iShares
®
Core MSCI EAFE ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  7 .0%
Abacus Group ........................... 3,672,767 $ 2,952,641
Abacus Storage King ...................... 3,672,109 3,951,003
Accent Group Ltd. ........................ 2,343,794 1,505,245
AGL Energy Ltd. ......................... 4,226,165 26,589,325
Alkane Resources Ltd.
(a)
.................... 2,561,479 2,773,652
ALS Ltd. ............................... 3,474,706 59,248,832
Amotiv Ltd.
(b)
............................ 1,052,193 6,138,470
AMP Ltd. .............................. 17,815,259 20,856,617
Ampol Ltd. ............................. 1,657,237 33,295,040
Ansell Ltd. ............................. 1,061,822 24,073,801
ANZ Group Holdings Ltd. ................... 20,386,485 518,639,013
APA Group ............................. 9,194,226 56,604,167
ARB Corp. Ltd. .......................... 597,737 10,689,904
Arena REIT ............................. 2,646,453 6,517,110
Aristocrat Leisure Ltd. ...................... 3,828,019 142,209,829
ASX Ltd. .............................. 1,329,363 52,914,463
Atlas Arteria Ltd. ......................... 7,576,783 26,148,112
AUB Group Ltd. .......................... 786,326 16,505,294
Aurizon Holdings Ltd. ...................... 11,806,113 30,199,737
Aussie Broadband Ltd.
(b)
.................... 1,791,234 5,619,636
Austal Ltd.
(a)
............................ 2,700,994 13,025,375
Bank of Queensland Ltd. .................... 4,719,746 22,229,357
Bapcor Ltd.
(b)
............................ 2,500,156 3,696,485
Beach Energy Ltd. ........................ 10,373,090 8,891,220
Bega Cheese Ltd. ........................ 2,145,403 9,080,954
Bellevue Gold Ltd.
(a) (b)
...................... 9,897,001 11,605,928
Bendigo & Adelaide Bank Ltd. ................ 3,886,062 29,591,584
BHP Group Ltd. .......................... 34,806,345 1,198,812,463
BlueScope Steel Ltd. ...................... 3,020,048 63,031,603
Boss Energy Ltd.
(a) (b)
....................... 2,905,614 3,849,470
Brambles Ltd. ........................... 9,385,766 145,692,454
Bravura Solutions Ltd.
(b)
.................... 1,252,542 1,777,028
Brazilian Rare Earths Ltd.
(a)
.................. 310,491 821,600
Breville Group Ltd.
(b)
....................... 718,301 16,005,827
BWP Property Group Ltd. ................... 3,957,917 10,283,495
Capricorn Metals Ltd.
(a)
..................... 2,714,069 25,421,090
CAR Group Ltd. .......................... 2,653,054 50,765,957
Catalyst Metals Ltd.
(a)
...................... 1,580,679 8,964,772
Catapult Sports Ltd.
(a) (b)
..................... 1,540,697 3,736,525
Centuria Capital Group ..................... 4,140,431 5,551,513
Centuria Industrial REIT .................... 4,112,464 9,292,118
Centuria Office REIT
(b)
..................... 955,261 708,434
Challenger Ltd. .......................... 3,604,202 22,956,752
Champion Iron Ltd. ....................... 2,612,862 10,553,149
Charter Hall Group ........................ 3,285,712 52,325,667
Charter Hall Long Wale REIT ................. 4,759,197 12,872,441
Charter Hall Retail REIT .................... 3,456,460 9,412,368
Charter Hall Social Infrastructure REIT .......... 621,064 1,255,328
Clarity Pharmaceuticals Ltd.
(a) (b)
............... 1,285,426 2,727,098
Cleanaway Waste Management Ltd. ............ 15,405,360 26,405,468
Cochlear Ltd. ........................... 450,201 83,914,485
Codan Ltd. ............................. 855,835 22,535,690
Coles Group Ltd. ......................... 9,193,101 135,826,604
Collins Foods Ltd. ........................ 717,016 5,320,880
Commonwealth Bank of Australia .............. 11,474,118 1,187,810,388
Computershare Ltd. ....................... 3,586,553 81,452,621
Corporate Travel Management Ltd.
(c)
............ 849,006 8,486,294
Credit Corp. Group Ltd. ..................... 455,791 4,477,045
Cromwell Property Group ................... 14,885,578 4,244,659
CSL Ltd. ............................... 3,327,682 419,320,666
Data#3 Ltd. ............................. 784,792 5,315,833
Deep Yellow Ltd.
(a)
........................ 6,746,588 13,174,600
Security Shares Value
a
Australia (continued)
Deterra Royalties Ltd. ...................... 3,208,059 $ 9,367,381
Develop Global Ltd.
(a)
...................... 1,688,921 6,067,800
Dexus ................................ 7,422,413 34,627,535
Dexus Industria REIT ...................... 540,746 964,697
Dicker Data Ltd. .......................... 695,182 4,847,124
DigiCo Infrastructure REIT ................... 2,660,739 4,743,022
Domino's Pizza Enterprises Ltd.
(b)
.............. 466,718 7,392,821
Downer EDI Ltd. ......................... 4,689,417 26,151,130
DroneShield Ltd.
(a) (b)
....................... 6,036,852 13,852,281
Dyno Nobel Ltd. .......................... 12,675,594 30,871,288
Eagers Automotive Ltd. ..................... 1,142,223 21,203,811
Elders Ltd.
(b)
............................ 1,414,111 7,244,116
Emerald Resources NL
(a)
.................... 3,722,104 17,499,332
Endeavour Group Ltd.
(b)
.................... 10,349,878 26,588,285
Evolution Mining Ltd. ...................... 14,328,406 137,598,945
EVT Ltd. ............................... 701,195 6,070,934
Firefinch Ltd.
(a) (b) (c)
........................ 5,815,203 41
Flight Centre Travel Group Ltd.
(b)
.............. 1,235,797 13,859,804
Fortescue Ltd. ........................... 11,609,602 168,117,075
Genesis Minerals Ltd.
(a)
..................... 7,458,448 36,829,747
Goodman Group ......................... 14,053,724 298,552,805
GPT Group (The) ......................... 13,413,382 49,280,925
GrainCorp Ltd. , Class A .................... 1,597,352 8,009,823
Growthpoint Properties Australia Ltd. ............ 907,303 1,444,633
Guzman y Gomez Ltd.
(b)
.................... 260,679 4,002,014
Hansen Technologies Ltd. ................... 797,936 2,755,595
Harvey Norman Holdings Ltd. ................ 3,915,366 17,594,533
Helia Group Ltd. ......................... 2,529,269 10,227,205
HMC Capital Ltd. ......................... 1,919,075 5,600,135
HomeCo Daily Needs REIT .................. 11,664,714 10,466,801
HUB24 Ltd. ............................. 597,302 41,850,605
IDP Education Ltd. ........................ 2,034,052 8,851,611
IGO Ltd.
(a)
.............................. 4,610,985 26,357,455
Iluka Resources Ltd. ....................... 3,066,540 11,238,513
Imdex Ltd. ............................. 3,251,850 8,405,495
Ingenia Communities Group ................. 2,568,273 8,420,877
Inghams Group Ltd. ....................... 2,484,274 4,317,918
Insignia Financial Ltd.
(a)
..................... 3,965,299 12,812,082
Insurance Australia Group Ltd. ................ 16,911,725 89,160,990
IperionX Ltd.
(a) (b)
.......................... 2,088,911 10,468,280
IPH Ltd. ............................... 1,877,539 4,871,847
IRESS Ltd. ............................. 1,286,659 7,243,903
JB Hi-Fi Ltd. ............................ 771,577 43,471,063
Judo Capital Holdings Ltd.
(a)
.................. 5,404,225 6,810,297
Karoon Energy Ltd. ....................... 5,697,671 6,745,160
Kelsian Group Ltd. ........................ 1,129,409 3,067,256
L1 Group Ltd.
(b)
.......................... 2,754,588 2,346,771
Lendlease Corp. Ltd. ...................... 4,429,932 14,824,827
Leo Lithium Ltd.
(a) (b) (c)
...................... 5,416,655 38
Liontown Ltd.
(a)
.......................... 13,336,927 16,931,525
Lottery Corp. Ltd. (The) ..................... 15,359,083 54,715,558
Lovisa Holdings Ltd. ....................... 464,182 9,955,944
Lynas Rare Earths Ltd.
(a) (b)
................... 6,308,106 63,498,177
MA Financial Group Ltd. .................... 522,760 3,774,929
Maas Group Holdings Ltd. ................... 430,399 1,627,000
Macquarie Group Ltd. ...................... 2,480,155 363,986,886
Macquarie Technology Group Ltd.
(a)
............ 23,739 1,154,382
Magellan Financial Group Ltd. ................ 1,212,772 7,331,668
McMillan Shakespeare Ltd. .................. 551,072 6,533,016
Medibank Pvt Ltd. ........................ 19,316,801 61,981,125
Megaport Ltd.
(a)
.......................... 1,084,305 8,658,723
Mesoblast Ltd.
(a) (b)
........................ 6,574,157 11,531,698
Metcash Ltd. ............................ 7,153,028 16,490,725
Mineral Resources Ltd.
(a)
.................... 1,245,652 48,998,236

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Australia (continued)
Mirvac Group ........................... 27,335,405 $ 37,962,483
Monadelphous Group Ltd. ................... 712,934 15,339,665
Myer Holdings Ltd.
(a) (b)
...................... 3,624,440 1,093,959
Nanosonics Ltd.
(a) (b)
....................... 1,738,608 4,694,569
National Australia Bank Ltd. .................. 20,966,345 629,816,572
National Storage REIT ..................... 9,437,897 18,086,252
Netwealth Group Ltd. ...................... 899,137 15,234,823
Neuren Pharmaceuticals Ltd.
(a) (b)
............... 824,036 9,541,543
New Hope Corp. Ltd. ...................... 3,801,154 11,919,254
NEXTDC Ltd.
(a) (b)
......................... 4,588,556 42,395,999
nib holdings Ltd. ......................... 3,409,349 15,901,965
Nick Scali Ltd. ........................... 516,780 8,778,439
Nickel Industries Ltd. ...................... 12,278,688 7,773,205
Nine Entertainment Co. Holdings Ltd. ........... 10,394,121 8,242,657
Northern Star Resources Ltd. ................. 9,532,904 175,246,225
NRW Holdings Ltd. ....................... 2,865,022 10,337,638
Nufarm Ltd.
(a)
........................... 2,199,531 3,591,734
Nuix Ltd.
(a) (b)
............................ 1,399,621 1,674,960
Objective Corp. Ltd.
(b)
...................... 41,391 433,227
Ora Banda Mining Ltd.
(a)
.................... 9,063,086 7,596,588
Orica Ltd. .............................. 3,353,145 59,733,599
Origin Energy Ltd. ........................ 11,954,903 98,045,892
Orora Ltd. .............................. 9,702,840 13,778,081
Paladin Energy Ltd.
(a) (b)
..................... 3,002,797 28,153,770
Pantoro Gold Ltd.
(a)
....................... 2,140,338 7,100,635
Perenti Ltd. ............................. 4,944,830 9,519,339
Perpetual Ltd. ........................... 770,102 9,643,437
Perseus Mining Ltd. ....................... 10,080,064 38,823,307
PEXA Group Ltd.
(a) (b)
....................... 1,011,779 9,673,615
Pinnacle Investment Management Group Ltd. ...... 1,227,983 14,400,947
PLS Group Ltd.
(a) (b)
........................ 22,027,945 64,633,949
Polynovo Ltd.
(a) (b)
......................... 4,414,980 3,101,653
Predictive Discovery Ltd.
(a)
................... 6,308,847 3,485,808
Premier Investments Ltd. ................... 749,950 6,946,326
Pro Medicus Ltd. ......................... 400,035 51,141,780
PWR Holdings Ltd.
(b)
...................... 575,137 3,716,492
Qantas Airways Ltd. ....................... 5,244,916 36,670,516
QBE Insurance Group Ltd. .................. 10,322,729 141,480,990
Qube Holdings Ltd. ....................... 11,033,186 36,493,000
Ramelius Resources Ltd. ................... 13,194,857 40,637,716
Ramsay Health Care Ltd. ................... 1,335,588 33,691,262
REA Group Ltd. .......................... 369,273 48,553,423
Reece Ltd.
(b)
............................ 1,545,465 15,819,309
Region Group ........................... 8,365,336 13,417,534
Regis Healthcare Ltd. ...................... 1,336,065 6,264,215
Regis Resources Ltd. ...................... 5,446,539 28,388,745
Reliance Worldwide Corp. Ltd. ................ 5,816,292 15,113,991
Resolute Mining Ltd.
(a)
..................... 13,676,891 12,252,053
Rio Tinto Ltd. ........................... 2,575,365 268,313,788
Sandfire Resources Ltd.
(a)
................... 3,505,864 47,571,182
Santos Ltd. ............................. 22,409,663 109,286,288
Scentre Group ........................... 35,319,197 100,093,516
SEEK Ltd. ............................. 2,502,943 36,353,926
Service Stream Ltd. ....................... 2,696,761 4,274,118
SGH Ltd. .............................. 1,418,005 45,444,327
Sigma Healthcare Ltd.
(b)
.................... 35,643,079 76,377,487
Silex Systems Ltd.
(a) (b)
...................... 1,488,050 7,056,074
Sims Ltd. .............................. 1,156,185 16,187,941
SiteMinder Ltd.
(a) (b)
........................ 1,657,918 5,815,418
SmartGroup Corp. Ltd. ..................... 782,230 4,587,574
Sonic Healthcare Ltd. ...................... 3,185,430 50,940,814
South32 Ltd. ............................ 31,012,126 98,242,308
SRG Global Ltd. ......................... 1,902,968 3,990,478
Stanmore Resources Ltd. ................... 2,211,913 4,630,253
Security Shares Value
a
Australia (continued)
Steadfast Group Ltd. ...................... 7,323,552 $ 26,522,181
Stockland .............................. 16,646,843 62,285,928
Suncorp Group Ltd. ....................... 7,399,655 87,108,246
Super Retail Group Ltd. .................... 1,119,451 11,423,166
Superloop Ltd.
(a)
......................... 2,565,346 4,087,624
Tabcorp Holdings Ltd. ...................... 14,286,228 8,770,013
Technology One Ltd. ...................... 2,095,336 36,582,041
Telix Pharmaceuticals Ltd.
(a) (b)
................ 1,906,942 13,913,698
Telstra Group Ltd. ........................ 27,198,479 92,401,266
Temple & Webster Group Ltd.
(a)
............... 703,248 5,849,134
Transurban Group ........................ 21,244,634 205,494,492
Treasury Wine Estates Ltd. .................. 5,740,138 21,389,975
Tuas Ltd.
(a)
............................. 2,126,744 10,518,718
Vault Minerals Ltd.
(a)
....................... 7,427,985 28,425,211
Ventia Services Group Pty Ltd. ................ 6,085,764 24,373,247
Vicinity Ltd. ............................. 26,518,662 45,242,106
Virgin Australia Holdings Ltd.
(a)
................ 786,888 1,715,082
Viva Energy Group Ltd.
(d)
................... 7,723,351 9,668,427
Vulcan Energy Resources Ltd.
(a)
............... 1,816,653 4,980,907
Vulcan Steel Ltd.
(b)
........................ 527,646 2,553,614
WA1 Resources Ltd.
(a)
..................... 325,948 3,842,290
Washington H Soul Pattinson & Co. Ltd. ......... 2,180,809 58,388,140
Waypoint REIT Ltd. ....................... 4,520,048 7,704,663
WEB Travel Group Ltd.
(a)
.................... 2,738,558 8,763,298
Wesfarmers Ltd. ......................... 7,787,662 449,243,596
Westgold Resources Ltd. ................... 6,546,056 31,235,802
Westpac Banking Corp. .................... 23,436,456 629,716,349
Whitehaven Coal Ltd. ...................... 5,775,598 35,286,870
WiseTech Global Ltd. ...................... 1,392,291 55,784,394
Woodside Energy Group Ltd. ................. 13,532,161 238,930,522
Woolworths Group Ltd. ..................... 8,333,812 178,846,790
Worley Ltd. ............................. 3,506,699 32,617,619
Xero Ltd.
(a)
............................. 1,160,323 75,619,717
Yancoal Australia Ltd.
(b)
..................... 2,724,551 10,905,996
Zip Co. Ltd.
(a) (b)
.......................... 9,103,869 16,795,308
12,063,416,460
a
Austria  —  0 .4%
ANDRITZ AG ........................... 458,672 39,686,308
AT&S Austria Technologie & Systemtechnik AG
(a) (b)
.. 107,438 4,830,033
BAWAG Group AG
(a) (d)
..................... 560,108 91,116,030
CA Immobilien Anlagen AG .................. 328,929 9,815,173
CPI Europe AG
(a) (b)
........................ 287,138 5,296,561
DO & CO AG ........................... 52,046 12,165,801
Erste Group Bank AG ...................... 2,116,012 275,100,394
EVN AG ............................... 252,508 8,508,172
Lenzing AG
(a) (b)
.......................... 143,585 4,334,843
Oesterreichische Post AG ................... 230,951 9,006,857
OMV AG .............................. 972,751 57,788,925
Palfinger AG ............................ 38,258 1,643,947
Porr AG ............................... 58,374 2,400,803
Raiffeisen Bank International AG .............. 919,014 46,323,319
UNIQA Insurance Group AG ................. 945,726 17,530,883
Verbund AG ............................ 467,600 34,310,381
Vienna Insurance Group AG Wiener Versicherung
Gruppe .............................. 287,354 22,587,174
voestalpine AG .......................... 739,459 35,113,567
Wienerberger AG ......................... 767,665 25,374,797
702,933,968
a
Belgium  —  1 .2%
Ackermans & van Haaren N.V. ................ 162,159 47,977,687
Aedifica SA ............................. 316,551 27,874,858
Ageas SA/N.V. .......................... 1,003,955 71,311,293
Anheuser-Busch InBev SA/N.V. ............... 6,755,015 486,246,306

iShares
®
Core MSCI EAFE ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Security Shares Value
a
Belgium (continued)
Argenx SE
(a)
............................ 422,878 $ 355,627,948
Azelis Group N.V. ........................ 1,197,070 11,854,053
Barco N.V. ............................. 491,641 6,749,193
Bekaert SA ............................. 276,132 13,546,173
CMB Tech N.V. .......................... 798,544 10,525,684
Cofinimmo SA ........................... 264,267 27,478,543
Colruyt Group N.V.
(b)
....................... 322,810 12,382,317
Deme Group N.V. ........................ 54,235 10,811,189
D'ieteren Group .......................... 151,214 34,443,285
Elia Group SA/N.V. ........................ 310,894 45,011,439
Fagron ................................ 538,031 14,144,478
Financiere de Tubize SA .................... 98,848 25,214,902
Galapagos N.V.
(a) (b)
........................ 306,299 10,363,078
Gimv N.V.
(b)
............................. 30,427 1,643,178
Groupe Bruxelles Lambert N.V. ............... 605,167 57,262,406
KBC Ancora ............................ 304,042 27,940,668
KBC Group N.V. ......................... 1,560,439 219,890,060
Kinepolis Group N.V. ...................... 113,236 3,586,416
Lotus Bakeries N.V. ....................... 2,717 32,032,467
Melexis N.V. ............................ 146,017 11,038,560
Montea N.V. ............................ 114,682 9,713,727
Ontex Group N.V.
(a) (b)
...................... 472,338 2,747,116
Proximus SADP .......................... 929,774 8,483,144
Recticel SA
(b)
........................... 171,784 2,078,660
Retail Estates N.V. ........................ 71,124 5,451,459
Shurgard Self Storage Ltd. .................. 186,273 6,761,289
Sofina SA .............................. 110,966 32,336,758
Solvay SA , Class A ....................... 510,088 15,017,080
Syensqo SA ............................ 510,599 42,973,923
Tessenderlo Group SA ..................... 245,961 7,978,151
UCB SA ............................... 868,451 264,639,122
Umicore SA ............................ 1,354,561 32,200,998
Vastned N.V.
(a)
........................... 137,488 4,889,140
VGP N.V. .............................. 92,780 11,378,019
Warehouses De Pauw CVA .................. 1,346,772 38,161,638
Xior Student Housing N.V. ................... 222,784 7,414,446
2,057,180,851
a
Bermuda  —  0 .0%
AutoStore Holdings Ltd.
(a) (b) (d)
................. 8,741,840 10,133,454
Conduit Holdings Ltd. ...................... 1,101,313 5,795,001
15,928,455
a
China  —  0 .0%
HBM Holdings Ltd.
(a) (b) (d)
.................... 3,284,000 5,010,209
Mobvista, Inc.
(a) (d)
......................... 3,714,000 7,083,767
United Energy Group Ltd.
(b)
.................. 87,022,000 7,166,400
Wharf Holdings Ltd. (The)
(b)
.................. 7,383,407 23,854,942
43,115,318
a
Denmark  —  2 .0%
AL Sydbank ............................ 375,406 33,998,413
ALK-Abello A.S. , Class B
(a)
.................. 954,324 31,534,429
Alm Brand A.S. .......................... 6,028,307 16,696,526
Ambu A.S. , Class B
(b)
...................... 1,301,401 17,647,911
AP Moller - Maersk A.S. , Class A .............. 18,282 44,830,538
AP Moller - Maersk A.S. , Class B , NVS
(b)
......... 28,434 70,309,452
Bavarian Nordic A.S.
(a)
..................... 554,748 16,902,776
Carlsberg A.S. , Class B .................... 639,830 86,984,337
cBrain A.S.
(b)
............................ 65,647 846,050
Chemometec A.S. ........................ 115,438 11,156,838
Coloplast A.S. , Class B
(b)
.................... 846,946 72,197,876
D/S Norden A.S. ......................... 158,833 7,174,534
Danske Bank A.S. ........................ 4,493,047 228,911,894
Demant A.S.
(a) (b)
.......................... 595,052 20,828,833
Security Shares Value
a
Denmark (continued)
Dfds A.S.
(a)
............................. 242,822 $ 3,806,208
DSV A.S. .............................. 1,398,982 393,372,613
FLSmidth & Co. A.S. , Class B ................ 310,053 26,577,349
Genmab A.S.
(a)
.......................... 419,051 136,520,730
GN Store Nord A.S.
(a) (b)
..................... 956,777 16,795,097
Gubra A.S.
(b)
............................ 38,096 2,734,441
H Lundbeck A.S. , Class B ................... 1,783,089 11,954,451
ISS A.S. ............................... 994,800 37,727,481
Jyske Bank A.S. , Registered ................. 293,442 42,703,585
Matas A.S.
(b)
............................ 348,652 5,342,755
Netcompany Group A.S.
(a) (b) (d)
................. 301,084 15,890,832
NKT A.S.
(a)
............................. 373,441 48,840,964
Novo Nordisk A.S. , Class B .................. 22,090,318 1,311,705,883
Novonesis Novozymes B ................... 2,405,711 147,406,455
NTG Nordic Transport Group A.S.
(a) (b)
........... 71,654 2,191,302
Orsted A.S.
(a) (d)
.......................... 3,622,611 81,491,573
Pandora A.S. ........................... 541,059 43,795,280
Per Aarsleff Holding A.S. , Class B .............. 160,039 22,822,021
Ringkjoebing Landbobank A.S. ................ 194,134 48,938,816
ROCKWOOL A.S. , Class B .................. 669,443 22,607,071
Royal Unibrew A.S. ....................... 337,290 31,777,647
Scandinavian Tobacco Group A.S. , Class A
(d)
...... 418,820 6,513,569
Schouw & Co A.S. ........................ 93,879 9,906,928
TORM PLC , Class A ....................... 377,469 9,268,446
Tryg A.S. .............................. 2,182,215 53,034,388
Vestas Wind Systems A.S. .................. 6,925,188 209,912,030
Zealand Pharma A.S.
(a)
..................... 447,156 29,904,663
3,433,562,985
a
Finland  —  0 .9%
Citycon OYJ
(a)
........................... 698,181 3,146,492
Elisa OYJ .............................. 985,232 43,581,749
Finnair OYJ
(a)
........................... 275,296 966,080
Fortum OYJ ............................ 3,103,978 73,323,211
Harvia OYJ ............................. 11,789 573,789
Hiab OYJ , Class B ........................ 277,219 16,472,726
Huhtamaki OYJ .......................... 700,134 24,571,025
Kalmar OYJ , Class B ...................... 278,300 14,228,866
Kemira OYJ ............................ 821,037 19,311,492
Kempower OYJ
(a)
......................... 124,609 2,394,416
Kesko OYJ , Class B ....................... 1,925,269 48,696,524
Kojamo OYJ
(a)
........................... 996,250 11,254,020
Kone OYJ , Class B ....................... 2,390,304 171,778,891
Konecranes OYJ ......................... 469,813 55,326,176
Mandatum OYJ .......................... 3,006,471 24,518,755
Marimekko OYJ .......................... 72,326 1,103,552
Metsa Board OYJ , Class B
(b)
................. 1,333,965 4,143,801
Metso OYJ ............................. 4,536,044 88,682,999
Neste OYJ ............................. 2,917,024 74,515,211
Nokia OYJ ............................. 36,347,968 234,113,946
Nokian Renkaat OYJ
(b)
..................... 878,731 11,273,537
Orion OYJ , Class B ....................... 770,223 63,695,939
Outokumpu OYJ ......................... 2,530,899 14,209,856
Puuilo OYJ ............................. 249,169 3,635,788
QT Group OYJ
(a) (b)
........................ 131,999 4,150,702
Revenio Group OYJ ....................... 137,183 3,263,502
Sampo OYJ , Class A ...................... 16,534,234 184,394,783
Stora Enso OYJ , Class R ................... 4,072,225 46,879,403
TietoEVRY OYJ .......................... 723,569 15,707,050
Tokmanni Group Corp.
(b)
.................... 266,907 2,436,331
UPM-Kymmene OYJ ...................... 3,632,737 100,220,404
Valmet OYJ ............................ 1,035,882 35,496,099
Wartsila OYJ Abp ......................... 3,471,276 140,725,559

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Finland (continued)
YIT OYJ
(a)
.............................. 1,225,823 $ 4,485,105
1,543,277,779
a
France  —  9 .3%
Accor SA .............................. 1,341,080 72,929,424
Aeroports de Paris SA ..................... 252,544 33,366,569
Air France-KLM , NVS
(a) (b)
.................... 851,920 10,928,522
Air Liquide SA ........................... 3,971,646 743,739,257
Airbus SE .............................. 4,080,742 934,284,776
Alstom SA
(a)
............................ 2,397,935 76,562,173
Altarea SCA ............................ 21,247 2,930,661
Alten SA ............................... 202,274 19,829,100
Amundi SA
(d)
............................ 383,360 34,084,198
Antin Infrastructure Partners SA ............... 221,558 2,730,732
APERAM SA ............................ 333,344 14,343,263
ArcelorMittal SA .......................... 3,213,022 174,492,853
Arkema SA ............................. 388,307 23,384,641
Assystem SA
(b)
.......................... 42,956 2,415,860
Aubay ................................ 3,120 221,399
AXA SA ............................... 11,963,102 545,506,481
Beneteau SACA ......................... 203,144 1,910,501
BioMerieux ............................. 291,397 33,838,903
BNP Paribas SA ......................... 6,903,715 746,515,401
Bollore SE ............................. 4,730,289 26,969,376
Bouygues SA ........................... 1,341,188 72,496,296
Bureau Veritas SA ........................ 2,334,835 75,163,770
Canal+ SA
(a)
............................ 4,774,903 20,645,968
Capgemini SE ........................... 1,066,881 165,769,890
Carmila SA ............................. 406,615 7,868,168
Carrefour SA ............................ 3,989,874 65,350,824
Cie de Saint-Gobain SA .................... 3,101,919 306,176,331
Cie des Alpes ........................... 21,226 653,522
Cie Generale des Etablissements Michelin SCA .... 4,599,219 170,794,872
Coface SA ............................. 764,782 13,987,211
Covivio SA ............................. 362,475 23,157,042
Credit Agricole SA ........................ 7,236,844 156,724,155
Danone SA ............................. 4,437,467 347,719,384
Dassault Aviation SA ...................... 136,963 52,069,890
Dassault Systemes SE ..................... 4,622,813 127,149,536
Derichebourg SA ......................... 826,290 7,787,685
Edenred SE ............................ 1,665,934 34,894,315
Eiffage SA ............................. 477,827 70,865,233
Elior Group SA
(a) (d)
........................ 839,271 2,832,070
Elis SA ................................ 1,221,955 35,478,782
Emeis SA
(a)
............................. 502,611 8,116,794
Engie SA .............................. 12,544,032 374,519,722
Equasens
(b)
............................. 33,078 1,556,163
Eramet SA
(b)
............................ 61,332 5,315,278
EssilorLuxottica SA ....................... 2,069,370 632,597,804
Etablissements Maurel et Prom SA ............. 427,244 3,338,428
Eurazeo SE ............................ 277,791 16,686,626
Eurofins Scientific SE ...................... 835,442 67,581,387
Euronext N.V.
(d)
.......................... 545,320 76,374,105
Eutelsat Communications SACA
(a) (b)
............ 2,106,474 5,718,283
Exail Technologies SA , NVS
(a) (b)
............... 69,909 9,184,247
Exosens SAS ........................... 211,328 13,537,787
FDJ UNITED ............................ 751,452 19,887,858
Fnac Darty SA ........................... 124,604 5,246,025
Forvia SE
(a)
............................. 1,110,647 18,134,003
Gaztransport Et Technigaz SA ................ 251,690 54,226,203
Gecina SA ............................. 311,357 28,598,522
Getlink SE ............................. 2,287,720 45,284,035
Hermes International SCA ................... 217,971 524,437,745
ICADE
(a)
............................... 213,157 5,264,373
ID Logistics Group SACA
(a)
.................. 19,964 9,683,354
Security Shares Value
a
France (continued)
Imerys SA .............................. 246,108 $ 7,673,868
Interparfums SA .......................... 164,325 5,002,544
Ipsen SA .............................. 253,010 41,333,036
IPSOS SA ............................. 251,784 10,681,600
JCDecaux SE ........................... 401,242 7,913,999
Kaufman & Broad SA ...................... 96,276 3,582,262
Kering SA .............................. 513,432 160,281,991
Klepierre SA ............................ 1,485,594 57,230,098
Legrand SA ............................ 1,807,319 288,552,610
LISI SA ............................... 138,206 8,761,817
L'Oreal SA ............................. 1,651,523 758,774,101
Louis Hachette Group , NVS .................. 4,840,149 9,520,580
LVMH Moet Hennessy Louis Vuitton SE .......... 1,717,128 1,108,241,748
Medincell SA , NVS
(a)
...................... 76,517 2,045,900
Mercialys SA ............................ 655,271 8,244,608
Mersen SA ............................. 194,092 5,934,567
Metropole Television SA .................... 258,541 3,703,443
Nanobiotix SA
(a) (b)
......................... 157,746 3,258,410
Nexans SA ............................. 247,114 38,923,499
Nexity SA
(a) (b)
............................ 343,814 3,887,564
Opmobility ............................. 437,158 8,375,818
Orange SA ............................. 12,640,106 234,979,783
Pernod Ricard SA ........................ 1,383,629 123,719,456
Peugeot Invest SA ........................ 43,285 3,741,281
Pierre Et Vacances SA , NVS
(a)
................ 883,690 1,896,662
Pluxee N.V. , NVS ......................... 619,536 8,207,626
Publicis Groupe SA ....................... 1,563,087 156,227,822
Quadient SA ............................ 268,368 5,078,607
Remy Cointreau SA
(b)
...................... 156,136 7,446,001
Renault SA ............................. 1,313,796 49,581,826
Rexel SA .............................. 1,528,690 64,060,618
Rubis SCA ............................. 613,325 24,835,409
Safran SA .............................. 2,475,291 884,399,566
Sanofi SA .............................. 7,586,214 715,559,331
Sartorius Stedim Biotech .................... 199,955 44,683,509
Schneider Electric SE ...................... 3,764,776 1,079,368,187
SCOR SE .............................. 1,071,970 34,932,469
SEB SA ............................... 176,754 9,970,418
Seche Environnement SACA , NVS
(b)
............ 15,150 1,412,374
SES SA ............................... 2,390,994 19,583,523
Societe BIC SA .......................... 160,570 10,343,746
Societe Generale SA ...................... 4,875,410 427,229,426
Sodexo SA ............................. 611,849 31,260,340
SOITEC
(a)
.............................. 190,268 5,925,423
Sopra Steria Group ....................... 106,311 19,419,301
SPIE SA ............................... 1,002,645 54,938,801
STMicroelectronics N.V. .................... 4,638,409 130,979,534
Technip Energies N.V. ..................... 978,670 38,353,496
Teleperformance SE ....................... 374,644 24,200,268
Television Francaise 1 SA ................... 460,054 4,446,568
Thales SA .............................. 639,194 195,673,651
TotalEnergies SE ......................... 13,658,723 993,380,985
Trigano SA ............................. 71,469 14,220,263
Ubisoft Entertainment SA
(a) (b)
................. 652,999 3,368,949
Unibail-Rodamco-Westfield .................. 841,429 93,032,525
Valeo SE .............................. 1,530,627 21,377,333
Vallourec SACA .......................... 1,172,426 24,882,216
Valneva SE
(a) (b)
.......................... 629,459 2,915,654
Veolia Environnement SA ................... 4,420,433 165,797,859
Vicat SACA ............................. 102,730 9,519,004
Vinci SA ............................... 3,401,858 489,134,808
Virbac SACA ............................ 33,708 14,051,810
Vivendi SE ............................. 4,824,888 13,461,143
Voltalia SA , Registered
(a) (b)
................... 203,259 1,710,000

iShares
®
Core MSCI EAFE ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
France (continued)
Vusion ................................ 59,309 $ 9,233,113
Wavestone
(b)
............................ 52,056 3,716,562
Wendel SE ............................. 164,248 15,867,704
Worldline SA
(a) (b) (d)
........................ 1,586,878 2,687,946
X-Fab Silicon Foundries SE
(a) (b) (d)
.............. 333,645 2,025,968
16,018,620,703
a
Germany  —  8 .3%
1&1 AG
(b)
.............................. 288,745 9,195,525
Adesso SE ............................. 21,521 2,075,360
adidas AG ............................. 1,171,760 207,757,178
AIXTRON SE ........................... 796,782 18,279,253
Allianz SE , Registered ..................... 2,636,586 1,160,945,795
Alzchem Group AG ....................... 40,696 7,439,834
Aroundtown SA
(a)
......................... 5,489,625 17,444,586
Atoss Software SE ........................ 59,934 6,907,328
Aumovio SE
(a)
........................... 381,503 18,306,116
Aurubis AG
(b)
............................ 220,442 41,626,934
Auto1 Group SE
(a)
........................ 926,938 30,489,617
BASF SE .............................. 6,097,698 330,580,317
Bayer AG , Registered ...................... 6,736,319 356,294,987
Bayerische Motoren Werke AG ............... 1,879,999 193,602,815
Bechtle AG ............................. 556,929 28,866,840
Befesa SA
(d)
............................ 253,484 9,284,019
Beiersdorf AG ........................... 665,068 79,328,880
Bilfinger SE ............................. 249,921 35,016,104
Brenntag SE ............................ 847,191 51,542,811
CANCOM SE ........................... 237,873 8,003,572
Carl Zeiss Meditec AG , Bearer
(b)
............... 257,361 8,541,680
CECONOMY AG
(a)
........................ 1,080,148 5,710,374
Cewe Stiftung & Co. KGAA .................. 57,279 6,860,662
Commerzbank AG ........................ 5,397,413 221,858,961
Continental AG .......................... 753,999 59,331,605
CTS Eventim AG & Co. KGaA ................ 436,428 36,677,849
Daimler Truck Holding AG ................... 3,245,836 157,159,919
Delivery Hero SE
(a) (d)
....................... 1,321,966 36,868,547
Dermapharm Holding SE
(b)
.................. 124,860 5,158,133
Deutsche Bank AG , Registered ............... 12,722,470 502,042,507
Deutsche Boerse AG ...................... 1,291,591 327,063,369
Deutsche Lufthansa AG , Registered ............ 4,107,220 42,310,385
Deutsche Pfandbriefbank AG
(b) (d)
............... 880,220 4,343,269
Deutsche Post AG ........................ 6,566,752 367,268,395
Deutsche Telekom AG , Registered ............. 25,135,063 843,488,814
Deutz AG .............................. 1,001,656 12,826,911
Duerr AG .............................. 364,547 9,716,428
E.ON SE .............................. 15,378,576 326,177,047
Eckert & Ziegler SE ....................... 313,812 5,555,715
Elmos Semiconductor SE ................... 52,899 7,198,768
Energiekontor AG
(b)
....................... 38,196 1,735,792
Evonik Industries AG ...................... 1,763,972 27,323,769
Evotec SE
(a) (b)
........................... 1,042,146 7,674,804
Fielmann Group AG ....................... 179,632 8,804,297
flatexDEGIRO SE ........................ 607,769 29,646,800
Fraport AG Frankfurt Airport Services Worldwide
(a)
... 252,223 23,336,997
Freenet AG ............................. 833,467 30,095,791
Fresenius Medical Care AG .................. 1,499,525 67,507,072
Fresenius SE & Co. KGaA ................... 2,893,806 161,872,980
Friedrich Vorwerk Group SE ................. 48,312 5,189,937
GEA Group AG .......................... 1,063,198 76,021,663
Gerresheimer AG
(b)
....................... 248,974 7,436,623
GFT Technologies SE
(b)
..................... 123,236 3,034,741
Grand City Properties SA
(a)
.................. 634,982 7,116,718
GRENKE AG
(b)
.......................... 173,913 2,968,464
Hannover Rueck SE ....................... 404,624 114,407,250
Heidelberg Materials AG .................... 923,697 252,973,438
Security Shares Value
a
Germany (continued)
HelloFresh SE
(a) (b)
........................ 1,077,912 $ 7,080,159
Henkel AG & Co. KGaA .................... 654,972 54,067,357
Hensoldt AG
(b)
........................... 445,924 44,299,243
HOCHTIEF AG .......................... 80,183 33,624,300
Hornbach Holding AG & Co. KGaA ............. 64,143 6,129,152
HUGO BOSS AG ......................... 306,933 12,726,556
Hypoport SE
(a) (b)
.......................... 32,438 3,783,552
Infineon Technologies AG ................... 8,930,645 436,552,151
IONOS Group SE
(a)
....................... 351,704 11,338,943
Jenoptik AG ............................ 375,841 11,861,289
JOST Werke SE
(d)
........................ 52,380 3,885,096
K+S AG , Registered
(b)
...................... 1,240,203 20,320,426
KION Group AG .......................... 503,763 35,583,202
Kloeckner & Co. SE
(b)
...................... 458,329 5,970,692
Knorr-Bremse AG ........................ 504,728 58,768,111
Kontron AG
(b)
........................... 310,429 8,612,585
Krones AG ............................. 106,481 17,134,897
LANXESS AG ........................... 587,377 12,132,477
LEG Immobilien SE ....................... 517,085 37,389,168
MBB SE ............................... 2,384 614,702
Mercedes-Benz Group AG ................... 4,921,178 336,334,016
Merck KGaA ............................ 878,530 130,894,533
MTU Aero Engines AG ..................... 369,593 164,311,748
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 892,938 541,188,621
Mutares SE & Co. KGaA
(b)
................... 65,196 2,519,520
Nagarro SE
(b)
........................... 55,965 4,703,466
Nemetschek SE .......................... 403,305 35,238,510
Nordex SE
(a)
............................ 921,051 36,875,574
Norma Group SE
(b)
........................ 236,642 4,119,048
Northern Data AG
(a) (b)
...................... 57,671 881,880
PATRIZIA SE
(b)
.......................... 378,309 3,828,575
Pfisterer Holding SE
(a)
...................... 35,315 3,055,467
PNE AG
(b)
.............................. 193,706 2,270,836
ProSiebenSat.1 Media SE ................... 403,125 2,409,574
Puma SE .............................. 724,748 18,526,032
QIAGEN N.V. ........................... 1,404,972 74,490,478
Rational AG ............................ 35,760 28,655,070
Redcare Pharmacy N.V.
(a) (b) (d)
................. 111,900 8,269,043
RENK Group AG ......................... 587,465 37,822,104
Rheinmetall AG .......................... 315,973 669,498,198
RTL Group SA
(b)
......................... 293,328 12,789,043
RWE AG .............................. 4,331,719 275,080,858
SAF-Holland SE ......................... 286,398 5,757,535
Salzgitter AG ............................ 185,358 9,946,538
SAP SE ............................... 7,158,276 1,429,997,124
Schaeffler AG ........................... 1,429,474 16,859,361
Schott Pharma AG & Co. KGaA ............... 241,703 4,111,037
Scout24 SE
(d)
........................... 529,001 52,667,964
Secunet Security Networks AG ................ 9,910 2,783,924
Siemens AG , Registered .................... 5,208,535 1,574,696,995
Siemens Energy AG
(a)
...................... 5,318,024 906,085,034
Siemens Healthineers AG
(d)
.................. 2,292,277 114,415,478
Siltronic AG
(b)
........................... 118,976 7,387,051
Sixt SE ............................... 99,354 7,785,522
SMA Solar Technology AG
(a) (b)
................ 120,882 5,258,728
Stabilus SE ............................. 170,500 3,914,139
Stroeer SE & Co. KGaA .................... 244,694 9,783,195
Suedzucker AG
(b)
......................... 495,516 5,673,153
SUSS MicroTec SE
(b)
...................... 131,985 7,763,210
Symrise AG ............................ 908,593 76,491,769
TAG Immobilien AG ....................... 1,306,017 22,157,023
Talanx AG .............................. 443,672 55,960,641
TeamViewer SE
(a) (b) (d)
...................... 1,044,678 6,985,067

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
8
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Germany (continued)
thyssenkrupp AG ......................... 3,492,235 $ 46,554,026
Tkms AG& Co. KGaA
(a)
..................... 174,851 20,487,607
United Internet AG , Registered ................ 600,434 19,533,877
Verbio SE
(a) (b)
............................ 164,968 4,871,292
Vonovia SE ............................. 5,174,246 151,498,147
Vossloh AG
(b)
........................... 81,148 7,768,256
Wacker Chemie AG
(b)
...................... 132,416 10,753,842
Wacker Neuson SE ....................... 242,241 5,532,496
Zalando SE
(a) (d)
.......................... 1,552,261 44,635,827
14,280,046,455
a
Greece  —  0 .0%
Metlen Energy & Metals PLC
(a) (b)
............... 719,284 39,219,737
a
Hong Kong  —  2 .0%
AIA Group Ltd. .......................... 72,324,200 834,438,526
ASMPT Ltd. ............................ 2,261,100 30,153,977
Bank of East Asia Ltd. (The) ................. 6,864,400 13,111,706
BOC Hong Kong Holdings Ltd. ................ 25,898,000 136,378,561
Bright Smart Securities & Commodities Group Ltd.
(a)
. 5,750,000 6,512,794
Brightoil Petroleum Holdings Ltd.
(a) (b) (c)
........... 6,240,000 8
Cafe de Coral Holdings Ltd.
(b)
................. 1,634,000 983,065
Chow Sang Sang Holdings International Ltd. ...... 983,000 1,840,441
CITIC Telecom International Holdings Ltd.
(b)
....... 15,171,000 4,993,448
CK Asset Holdings Ltd. ..................... 13,457,016 78,833,064
CK Hutchison Holdings Ltd. .................. 19,219,516 154,972,727
CK Infrastructure Holdings Ltd. ................ 4,546,500 37,341,552
CLP Holdings Ltd. ........................ 11,581,000 109,469,741
Comba Telecom Systems Holdings Ltd. .......... 7,736,000 2,252,340
Cowell e Holdings, Inc.
(a) (b)
................... 2,405,000 9,351,609
Crystal International Group Ltd.
(d)
.............. 1,307,500 1,232,881
CTF Services Ltd. ........................ 10,702,282 12,537,057
Dah Sing Banking Group Ltd. ................. 3,687,200 5,252,248
Dah Sing Financial Holdings Ltd. .............. 1,006,800 4,868,608
Deep Source Holdings Ltd.
(a) (b)
................ 28,730,000 3,029,847
Dream International Ltd. .................... 900,000 1,023,028
Envision Greenwise Holdings Ltd.
(a) (b)
........... 8,483,000 3,574,684
First Pacific Co. Ltd. ....................... 16,794,250 13,140,570
Fortune REIT ........................... 9,725,000 6,320,524
Futu Holdings Ltd. , ADR
(a)
................... 396,006 64,378,695
Galaxy Entertainment Group Ltd. .............. 14,265,000 72,477,079
Guotai Junan International Holdings Ltd.
(b)
........ 23,118,000 7,906,538
Hang Lung Group Ltd. ..................... 685,000 1,475,730
Hang Lung Properties Ltd. ................... 14,840,000 17,907,031
Health & Happiness H&H International Holdings Ltd. . 1,432,000 2,803,428
Henderson Land Development Co. Ltd. .......... 10,215,570 40,633,620
HKT Trust & HKT Ltd. , Class SS ............... 26,797,200 40,158,826
Hong Kong & China Gas Co. Ltd. .............. 80,563,864 75,878,983
Hong Kong Exchanges & Clearing Ltd. .......... 7,673,400 423,042,781
Hongkong Land Holdings Ltd. ................ 7,686,300 65,217,272
Hsin Chong Group Holdings Ltd.
(a) (c)
............ 7,490,000 10
Hysan Development Co. Ltd. ................. 3,282,000 9,013,607
Jardine Matheson Holdings Ltd. ............... 1,151,000 83,882,483
Jiaxin International Resources Investment Ltd.
(a)
.... 370,000 3,812,675
Johnson Electric Holdings Ltd. ................ 2,834,250 9,762,611
JS Global Lifestyle Co. Ltd.
(a) (b) (d)
............... 9,578,500 2,194,738
Kerry Properties Ltd. ...................... 4,171,000 12,662,167
KLN Logistics Group Ltd.
(b)
.................. 3,137,887 2,832,771
Link REIT .............................. 18,349,019 84,364,402
Luk Fook Holdings International Ltd. ............ 2,204,000 9,054,323
Man Wah Holdings Ltd.
(b)
.................... 11,005,200 6,825,948
Melco International Development Ltd.
(a) (b)
......... 8,293,500 4,483,446
Melco Resorts & Entertainment Ltd. , ADR
(a)
....... 1,297,370 7,862,062
MGM China Holdings Ltd. ................... 4,586,400 7,323,865
MTR Corp. Ltd.
(b)
......................... 11,082,500 49,004,807
Security Shares Value
a
Hong Kong (continued)
New World Development Co. Ltd.
(a)
............. 10,205,000 $ 14,847,933
OSL Group Ltd.
(a) (b)
........................ 3,435,068 7,375,434
Pacific Basin Shipping Ltd. .................. 35,450,000 13,922,396
PAX Global Technology Ltd. .................. 3,709,000 2,340,647
PCCW Ltd. ............................. 30,736,000 22,970,408
Power Assets Holdings Ltd. .................. 10,203,000 79,142,120
Realord Group Holdings Ltd.
(a) (b)
............... 2,990,000 5,982,220
Sands China Ltd. ......................... 17,351,600 37,657,816
Sino Land Co. Ltd. ........................ 26,284,000 39,555,026
SITC International Holdings Co. Ltd. ............ 9,334,000 34,854,771
SJM Holdings Ltd.
(a) (b)
...................... 20,267,000 6,220,071
SmarTone Telecommunications Holdings Ltd.
(b)
..... 2,887,000 1,807,124
Stella International Holdings Ltd.
(b)
............. 4,090,500 7,560,940
Sun Hung Kai Properties Ltd. ................. 10,384,000 166,755,478
SUNeVision Holdings Ltd.
(b)
.................. 6,068,000 5,177,080
Swire Pacific Ltd. , Class A ................... 2,995,000 28,901,418
Techtronic Industries Co. Ltd. ................. 10,127,000 138,248,715
Time Interconnect Technology Ltd.
(b)
............ 3,852,000 7,622,009
United Laboratories International Holdings Ltd. (The) . 8,082,000 12,305,703
Vitasoy International Holdings Ltd.
(b)
............ 4,646,000 4,156,009
Viva Goods Co. Ltd.
(a) (b)
..................... 20,624,000 1,689,654
Vobile Group Ltd.
(a) (b)
...................... 14,243,000 8,832,349
VSTECS Holdings Ltd. ..................... 5,690,000 5,629,750
VTech Holdings Ltd. ....................... 1,301,300 10,133,858
WH Group Ltd.
(d)
......................... 59,043,500 69,676,970
Wharf Real Estate Investment Co. Ltd. .......... 11,774,000 40,876,528
Wynn Macau Ltd.
(b)
....................... 11,306,000 8,366,711
Xinyi Glass Holdings Ltd.
(b)
.................. 12,953,000 16,925,858
Yue Yuen Industrial Holdings Ltd.
(b)
............. 5,651,500 12,604,517
3,388,712,417
a
Ireland  —  0 .4%
AIB Group PLC .......................... 13,685,923 152,983,038
Bank of Ireland Group PLC .................. 6,568,808 133,461,447
Cairn Homes PLC ........................ 4,268,435 10,547,953
Glanbia PLC ............................ 1,332,442 25,633,817
Glenveagh Properties PLC
(a) (d)
................ 1,783,418 4,139,161
Irish Residential Properties REIT PLC ........... 1,894,568 2,268,183
Kerry Group PLC , Class A ................... 1,107,643 98,460,518
Kingspan Group PLC ...................... 1,043,815 90,889,750
Ryanair Holdings PLC ..................... 5,826,989 197,764,141
Uniphar PLC ............................ 1,172,946 5,312,790
721,460,798
a
Israel  —  1 .6%
Africa Israel Residences Ltd.
(b)
................ 38,755 3,630,153
Airport City Ltd.
(a)
......................... 602,007 11,199,011
Alony Hetz Properties & Investments Ltd. ......... 1,143,589 15,089,916
Amot Investments Ltd. ..................... 1,733,930 13,427,107
Aryt Industries Ltd. ........................ 232,369 4,629,686
Ashtrom Group Ltd. ....................... 239,351 5,291,765
Azorim-Investment Development & Construction Co.
Ltd.
(b)
............................... 109,767 702,544
Azrieli Group Ltd. ......................... 313,402 42,028,806
Bank Hapoalim BM ....................... 8,473,006 209,464,831
Bank Leumi Le-Israel BM ................... 10,303,750 247,695,240
Bet Shemesh Engines Holdings 1997 Ltd.
(a)
....... 43,759 11,051,916
Bezeq The Israeli Telecommunication Corp. Ltd. .... 17,221,596 44,228,230
Big Shopping Centers Ltd. ................... 118,879 28,594,455
Blue Square Real Estate Ltd. ................. 6,905 1,007,602
Camtek Ltd.
(a)
........................... 206,748 30,900,956
Carasso Motors Ltd.
(a) (b)
..................... 177,988 2,134,185
Cellcom Israel Ltd. ........................ 821,054 9,749,466
Cellebrite DI Ltd.
(a) (b)
....................... 786,902 11,575,328
Check Point Software Technologies Ltd.
(a) (b)
....... 595,028 106,813,476

iShares
®
Core MSCI EAFE ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Israel (continued)
Clal Insurance Enterprises Holdings Ltd. ......... 517,246 $ 37,617,782
CyberArk Software Ltd.
(a)
.................... 350,375 150,952,061
Danel Adir Yeoshua Ltd.
(b)
................... 37,529 5,718,170
Danya Cebus Ltd. ........................ 53,968 2,519,371
Delek Automotive Systems Ltd. ............... 373,063 2,785,793
Delek Group Ltd. ......................... 72,405 20,376,106
Delta Galil Ltd. .......................... 56,511 3,077,463
Doral Group Renewable Energy Resources Ltd.
(a)
... 218,605 3,058,098
El Al Israel Airlines ........................ 2,257,153 12,764,672
Elbit Systems Ltd. ........................ 202,282 143,073,737
Elco Ltd. ............................... 20,036 1,051,719
Electra Consumer Products 1970 Ltd. ........... 82,619 2,648,105
Electra Ltd.
(b)
............................ 252,997 8,774,769
Electra Real Estate Ltd.
(a) (b)
.................. 77,709 1,426,421
Energix-Renewable Energies Ltd. .............. 2,142,741 13,619,510
Enlight Renewable Energy Ltd.
(a)
.............. 986,434 55,667,389
Equital Ltd.
(a) (b)
........................... 140,018 6,553,284
Etoro Group Ltd. , Class A
(a) (b)
................. 221,604 6,515,158
Fattal Holdings 1998 Ltd.
(a)
.................. 45,272 9,313,209
FIBI Holdings Ltd. ........................ 117,405 10,448,124
First International Bank Of Israel Ltd. (The) ....... 489,136 41,528,536
Fiverr International Ltd.
(a) (b)
................... 304,765 5,104,814
Formula Systems 1985 Ltd. .................. 56,849 9,072,785
Fox Wizel Ltd. ........................... 57,923 5,847,845
G City Ltd. ............................. 923,599 2,844,345
Gav-Yam Lands Corp. Ltd. .................. 133,716 1,724,686
Global-e Online Ltd.
(a)
...................... 775,470 28,343,428
Harel Insurance Investments & Financial Services Ltd. 1,027,995 47,152,492
Hilan Ltd. .............................. 71,823 5,730,611
ICL Group Ltd. ........................... 5,545,532 30,111,392
Inmode Ltd.
(a)
........................... 509,861 8,009,916
Inrom Construction Industries Ltd. ............. 263,297 1,714,146
Isracard Ltd.
(b)
........................... 1,287,063 6,105,032
Israel Canada T.R Ltd.
(b)
.................... 1,160,795 6,550,062
Israel Corp. Ltd. .......................... 32,826 9,811,350
Israel Discount Bank Ltd. , Class A ............. 8,430,823 99,326,572
Isras Holdings Ltd.
(a)
....................... 18,416 2,621,309
Isras Investment Co. Ltd.
(b)
.................. 10,940 3,460,818
Ituran Location and Control Ltd. ............... 181,580 8,103,915
Kenon Holdings Ltd. ....................... 170,265 12,142,277
Kornit Digital Ltd.
(a) (b)
....................... 377,942 4,894,349
M Yochananof & Sons Ltd. .................. 4,678 557,499
Magic Software Enterprises Ltd. ............... 173,524 4,521,516
Matrix IT Ltd. ............................ 221,261 9,931,208
Mega Or Holdings Ltd.
(b)
.................... 133,703 14,548,956
Meitav Investment House Ltd. ................ 161,984 6,307,977
Melisron Ltd. ............................ 211,628 27,727,035
Menora Mivtachim Holdings Ltd. ............... 120,033 15,423,655
Meshek Energy Renewable Energies Ltd.
(a)
....... 811,620 2,809,444
Migdal Insurance & Financial Holdings Ltd.
(a) (b)
..... 4,384,854 23,527,464
Mivne Real Estate KD Ltd. ................... 4,518,369 21,056,166
Mizrahi Tefahot Bank Ltd. ................... 1,120,623 87,665,255
Monday.com Ltd.
(a) (b)
....................... 299,265 34,340,659
Nayax Ltd.
(a)
............................ 40,228 2,258,390
Next Vision Stabilized Systems Ltd. ............ 510,487 45,932,549
Nice Ltd.
(a)
............................. 435,184 46,031,123
Nova Ltd.
(a)
............................. 208,011 101,539,571
Oddity Tech Ltd. , Class A
(a) (b)
................. 290,466 9,538,903
Oil Refineries Ltd. ........................ 21,063,110 6,931,225
One Software Technologies Ltd. ............... 250,385 7,197,749
OPC Energy Ltd.
(a)
........................ 1,156,690 31,465,818
OY Nofar Energy Ltd.
(a)
..................... 108,944 5,441,482
Partner Communications Co. Ltd. .............. 1,025,123 12,456,476
Paz Retail And Energy Ltd. .................. 80,021 19,568,635
Security Shares Value
a
Israel (continued)
Phoenix Financial Ltd. ..................... 1,607,066 $ 78,003,222
Prashkovsky Investments and Construction Ltd.
(a) (b)
.. 14,455 729,785
Radware Ltd.
(a) (b)
......................... 314,521 7,595,682
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. 92,114 10,499,210
REIT 1 Ltd. ............................. 1,290,174 11,326,757
Retailors Ltd. ........................... 75,331 1,075,098
Riskified Ltd. , Class A
(a) (b)
................... 558,286 2,378,298
Sella Capital Real Estate Ltd. ................. 1,467,200 5,255,652
Shapir Engineering and Industry Ltd.
(b)
........... 990,177 9,514,818
Shikun & Binui Ltd.
(a) (b)
..................... 2,494,835 14,545,463
Shufersal Ltd. ........................... 1,757,160 22,693,796
SimilarWeb Ltd.
(a) (b)
........................ 265,138 1,381,369
Strauss Group Ltd. ........................ 496,943 18,755,812
Summit Real Estate Holdings Ltd. .............. 119,888 2,439,421
Tel Aviv Stock Exchange Ltd. ................. 683,062 26,243,484
Teva Pharmaceutical Industries Ltd. , ADR
(a)
....... 7,889,178 268,863,186
Tower Semiconductor Ltd.
(a)
.................. 779,349 102,908,264
Turpaz Industries Ltd.
(a)
..................... 222,739 5,615,672
Wix.com Ltd.
(a)
........................... 386,392 33,554,281
YD More Investments Ltd. ................... 147,620 2,285,842
YH Dimri Construction & Development Ltd. ....... 38,068 4,833,251
ZIM Integrated Shipping Services Ltd.
(b)
.......... 860,570 18,958,357
2,823,611,769
a
Italy  —  3 .2%
A2A SpA .............................. 10,723,133 32,349,530
ACEA SpA ............................. 390,379 10,880,756
Amplifon SpA ........................... 860,834 13,878,932
Ariston Holding N.V. ....................... 532,490 3,003,087
Ascopiave SpA .......................... 455,905 1,818,514
Avio SpA
(b)
............................. 166,624 6,857,712
Azimut Holding SpA ....................... 784,374 33,135,021
Banca Generali SpA ....................... 449,137 30,262,874
Banca IFIS SpA .......................... 256,873 8,364,875
Banca Mediolanum SpA .................... 1,311,523 30,765,973
Banca Monte dei Paschi di Siena SpA ........... 13,589,982 140,979,717
Banca Popolare di Sondrio SpA ............... 960,692 19,642,654
Banco BPM SpA ......................... 7,885,874 118,203,840
BFF Bank SpA
(a) (d)
........................ 1,157,842 11,102,761
BPER Banca SpA ........................ 9,989,784 140,690,432
Brembo N.V. ............................ 1,120,899 13,483,671
Brunello Cucinelli SpA ..................... 243,683 23,355,610
Buzzi SpA .............................. 560,859 31,924,978
Carel Industries SpA
(d)
..................... 241,045 6,000,174
CIR SpA-Compagnie Industriali
(a)
.............. 4,256,433 3,528,001
Credito Emiliano SpA ...................... 662,610 12,187,434
d'Amico International Shipping SA ............. 309,726 2,187,675
Danieli & C Officine Meccaniche SpA
(b)
.......... 131,073 9,676,874
Davide Campari-Milano N.V.
(b)
................ 4,194,176 29,892,731
De' Longhi SpA .......................... 495,789 21,917,434
DiaSorin SpA ........................... 154,368 13,232,871
El.En. SpA ............................. 281,738 4,612,607
Enav SpA
(d)
............................. 1,734,829 10,012,642
Enel SpA .............................. 55,400,397 612,093,933
Eni SpA ............................... 13,740,232 280,838,076
ERG SpA .............................. 425,882 11,334,397
Ferrari N.V. ............................. 864,661 288,404,043
Fila SpA
(b)
.............................. 68,179 740,492
Fincantieri SpA
(a)
......................... 665,097 12,624,605
FinecoBank Banca Fineco SpA ............... 4,177,766 110,753,550
Generali ............................... 5,760,216 234,961,414
GVS SpA
(a) (b) (d)
........................... 434,019 2,135,717
Hera SpA .............................. 5,527,891 27,355,898
Industrie De Nora SpA ..................... 230,961 2,084,112
Infrastrutture Wireless Italiane SpA
(d)
............ 2,060,723 18,218,152

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
10
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Italy (continued)
Interpump Group SpA ...................... 532,547 $ 30,895,732
Intesa Sanpaolo SpA ...................... 97,279,638 688,679,861
Iren SpA ............................... 4,890,235 15,652,873
Italgas SpA ............................. 4,331,370 52,037,856
Italmobiliare SpA ......................... 49,182 1,623,998
Iveco Group N.V. ......................... 1,387,489 31,036,307
Juventus Football Club SpA , NVS
(a) (b)
........... 902,074 2,744,386
Leonardo SpA ........................... 2,780,128 185,786,521
Lottomatica Group SpA ..................... 1,745,014 42,924,061
LU-VE SpA , NVS ......................... 56,822 2,704,858
Maire SpA ............................. 1,296,556 22,653,876
MARR SpA
(b)
............................ 293,081 3,113,211
MFE-MediaForEurope N.V. , Class A ............ 2,008,040 7,490,620
MFE-MediaForEurope N.V. , Class B
(b)
........... 431,258 2,073,112
Moncler SpA ............................ 1,615,018 94,096,883
NewPrinces SpA , NVS
(a)
.................... 92,621 2,156,080
Nexi SpA
(d)
............................. 3,782,870 16,150,824
OVS SpA
(d)
............................. 1,219,947 6,895,548
Pharmanutra SpA ........................ 24,520 1,835,883
Piaggio & C SpA
(b)
........................ 1,827,111 3,778,594
Pirelli & C SpA
(d)
......................... 2,869,122 21,605,089
Poste Italiane SpA
(d)
....................... 3,200,284 84,289,573
Prysmian SpA ........................... 1,935,924 229,297,138
RAI Way SpA
(d)
.......................... 296,195 2,008,413
Recordati Industria Chimica e Farmaceutica SpA ... 792,209 43,650,180
Reply SpA ............................. 176,404 23,127,091
Saipem SpA ............................ 8,856,348 32,708,761
Salvatore Ferragamo SpA
(a) (b)
................. 471,867 3,717,259
Sanlorenzo SpA .......................... 54,672 2,094,818
Sesa SpA .............................. 41,797 4,433,737
Snam SpA ............................. 13,869,829 95,322,955
SOL SpA .............................. 265,212 14,272,349
Stellantis N.V. ........................... 13,742,463 134,847,179
Tamburi Investment Partners SpA .............. 495,432 5,608,721
Technogym SpA
(d)
........................ 873,428 18,239,704
Technoprobe SpA
(a)
....................... 891,052 16,536,316
Telecom Italia SpA
(a)
....................... 79,078,905 53,641,825
Tenaris SA ............................. 2,576,847 57,239,351
Terna - Rete Elettrica Nazionale ............... 9,661,024 104,689,867
UniCredit SpA ........................... 9,614,435 837,859,802
Unipol Assicurazioni SpA .................... 2,579,055 57,440,101
Webuild SpA ............................ 3,394,483 14,059,639
Wiit SpA ............................... 28,291 876,240
Zignago Vetro SpA
(b)
....................... 58,537 525,789
5,457,916,750
a
Japan  —  24 .2%
77 Bank Ltd. (The) ........................ 513,800 28,217,651
ABC-Mart, Inc. .......................... 766,400 12,264,084
Acom Co. Ltd. ........................... 1,835,400 6,071,560
Activia Properties, Inc. ..................... 14,624 13,657,843
ADEKA Corp. ........................... 705,900 20,982,394
Advance Residence Investment Corp. ........... 18,482 20,058,354
Advantest Corp. .......................... 5,260,700 870,048,640
Aeon Co. Ltd. ........................... 15,323,545 209,589,270
AEON Financial Service Co. Ltd. .............. 787,400 8,595,019
Aeon Hokkaido Corp. ...................... 155,300 940,882
AEON REIT Investment Corp. ................ 13,135 11,368,319
AGC, Inc. .............................. 1,341,900 49,515,410
Ai Holdings Corp. ......................... 198,700 3,425,489
Aica Kogyo Co. Ltd. ....................... 357,300 8,110,195
Aichi Financial Group, Inc. ................... 219,200 7,777,370
Aichi Steel Corp. ......................... 218,700 4,354,910
Aiful Corp. ............................. 2,487,400 8,844,486
Ain Holdings, Inc. ......................... 177,600 7,416,540
Security Shares Value
a
Japan (continued)
Air Water, Inc. ........................... 1,222,200 $ 18,552,035
Aisin Corp. ............................. 3,457,300 61,937,534
Ajinomoto Co., Inc. ........................ 6,235,100 142,639,376
Alfresa Holdings Corp. ..................... 1,111,300 17,897,344
Alpen Co. Ltd. ........................... 59,400 833,596
Alps Alpine Co. Ltd. ....................... 1,196,376 15,670,007
ALSOK Co. Ltd. .......................... 2,749,400 21,299,355
Amada Co. Ltd. .......................... 2,215,900 28,387,119
Amano Corp. ........................... 539,000 13,679,588
ANA Holdings, Inc. ........................ 973,800 18,906,239
and ST HD Co. Ltd. ....................... 167,300 3,010,829
Anritsu Corp. ............................ 949,300 13,154,413
Anycolor, Inc. ........................... 221,900 6,334,490
AOKI Holdings, Inc. ....................... 174,700 2,086,219
Aozora Bank Ltd. ......................... 698,200 11,311,594
Appier Group, Inc. ........................ 436,600 2,932,451
Arata Corp. ............................. 53,100 1,059,382
ARCLANDS CORP. ....................... 275,400 3,410,069
Arcs Co. Ltd. ............................ 188,700 4,239,381
ARE Holdings, Inc. ........................ 604,400 14,169,024
Argo Graphics, Inc. ....................... 80,800 752,527
Ariake Japan Co. Ltd. ...................... 99,600 3,610,689
Artience Co. Ltd. ......................... 207,400 4,972,271
As One Corp. ........................... 335,000 5,032,026
Asahi Group Holdings Ltd. ................... 10,187,400 106,650,372
Asahi Intecc Co. Ltd. ...................... 1,501,800 25,035,246
Asahi Kasei Corp. ........................ 8,497,800 82,437,220
Asics Corp. ............................. 4,814,500 115,897,902
ASKUL Corp. ........................... 233,300 2,060,627
Astellas Pharma, Inc. ...................... 12,369,700 172,061,114
Atom Corp.
(a) (b)
........................... 922,100 3,607,104
Autobacs Seven Co. Ltd. .................... 675,700 7,197,938
Awa Bank Ltd. (The) ....................... 170,700 5,740,143
Axial Retailing, Inc. ....................... 86,800 651,811
Azbil Corp. ............................. 3,146,900 27,540,741
AZ-COM MARUWA Holdings, Inc. ............. 286,000 1,835,702
Bandai Namco Holdings, Inc. ................. 4,029,500 104,560,331
BayCurrent, Inc. ......................... 983,500 34,653,909
Belc Co. Ltd. ............................ 48,000 2,377,929
Bell System24 Holdings, Inc. ................. 105,500 978,284
Belluna Co. Ltd. .......................... 160,500 1,010,766
Bic Camera, Inc. ......................... 771,000 8,567,395
BIPROGY, Inc. .......................... 544,300 18,075,850
Blue Zones Holdings Co. Ltd. ................. 98,600 5,656,949
BML, Inc. .............................. 132,100 3,343,037
Bridgestone Corp. ........................ 7,772,600 174,994,318
Brother Industries Ltd. ..................... 1,603,400 32,689,466
Bunka Shutter Co. Ltd. ..................... 142,500 1,863,211
C Uyemura Co. Ltd. ....................... 58,000 6,707,510
Calbee, Inc. ............................ 606,800 11,872,671
Canon Electronics, Inc. ..................... 97,100 2,278,869
Canon Marketing Japan, Inc. ................. 345,900 15,091,136
Canon, Inc. ............................. 5,895,300 179,446,313
Capcom Co. Ltd. ......................... 2,396,500 61,084,164
Casio Computer Co. Ltd. .................... 1,420,300 13,886,268
CCI Group, Inc. .......................... 1,169,000 7,011,690
Central Glass Co. Ltd. ..................... 129,400 3,050,446
Central Japan Railway Co. .................. 5,292,000 147,636,568
Change Holdings, Inc.
(b)
.................... 302,300 2,056,312
Chiba Bank Ltd. (The) ...................... 3,917,900 53,043,331
Chiyoda Corp.
(a)
.......................... 1,754,000 14,579,598
Chubu Electric Power Co., Inc. ................ 4,708,500 68,407,932
Chudenko Corp. ......................... 28,900 824,319
Chugai Pharmaceutical Co. Ltd. ............... 4,607,400 263,177,845

iShares
®
Core MSCI EAFE ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
Japan (continued)
Chugin Financial Group, Inc. ................. 1,024,800 $ 18,549,145
Chugoku Electric Power Co., Inc. (The) .......... 2,242,400 14,313,400
Chugoku Marine Paints Ltd. .................. 280,300 7,905,558
Citizen Watch Co. Ltd. ..................... 1,685,800 14,899,445
CKD Corp. ............................. 513,400 13,694,511
Coca-Cola Bottlers Japan Holdings, Inc. ......... 895,250 19,970,055
Colowide Co. Ltd.
(b)
....................... 659,400 7,522,212
Comforia Residential REIT, Inc. ............... 19,179 13,851,935
COMSYS Holdings Corp. ................... 814,500 25,448,194
Cosmo Energy Holdings Co. Ltd. .............. 755,500 22,655,272
Cosmos Pharmaceutical Corp. ................ 272,900 12,224,905
Cover Corp.
(a) (b)
.......................... 286,000 3,009,324
CRE Logistics REIT, Inc. .................... 5,066 5,457,351
Create Restaurants Holdings, Inc.
(b)
............ 2,122,800 10,159,467
Create SD Holdings Co. Ltd. ................. 158,600 3,331,406
Credit Saison Co. Ltd. ...................... 902,000 24,352,265
CyberAgent, Inc. ......................... 3,383,600 30,696,302
Cybozu, Inc. ............................ 198,100 3,055,214
Dai Nippon Printing Co. Ltd. ................. 2,751,400 49,366,174
Daicel Corp. ............................ 1,696,700 16,017,172
Dai-Dan Co. Ltd. ......................... 151,500 2,627,864
Daido Steel Co. Ltd. ....................... 892,400 11,463,622
Daifuku Co. Ltd. .......................... 2,226,200 79,860,886
Daihen Corp. ........................... 126,200 9,515,579
Dai-ichi Life Holdings, Inc. ................... 24,101,800 211,954,669
Daiichi Sankyo Co. Ltd. ..................... 12,339,400 226,053,050
Daiichikosho Co. Ltd. ...................... 536,100 5,796,643
Daikin Industries Ltd. ...................... 1,808,700 216,737,205
Daikokutenbussan Co. Ltd. .................. 51,100 1,677,796
Daio Paper Corp. ......................... 609,200 3,822,965
Daiseki Co. Ltd. .......................... 268,720 6,039,632
Daishi Hokuetsu Financial Group, Inc. ........... 1,391,100 16,584,819
Daito Trust Construction Co. Ltd. .............. 1,917,700 38,924,369
Daiwa House Industry Co. Ltd. ................ 3,823,700 130,289,008
Daiwa House REIT Investment Corp. , Class A ..... 33,456 29,151,220
Daiwa Industries Ltd. ...................... 16,200 162,915
Daiwa Office Investment Corp. , Class A .......... 3,573 8,512,516
Daiwa Securities Group, Inc. ................. 9,073,500 88,415,651
Daiwa Securities Living Investments Corp. , Class A .. 15,379 11,413,100
Daiwabo Holdings Co. Ltd. .................. 592,700 11,655,937
DCM Holdings Co. Ltd. ..................... 789,800 8,327,451
DeNA Co. Ltd. ........................... 742,900 12,182,746
Denka Co. Ltd. .......................... 584,300 11,246,508
Denso Corp. ............................ 11,978,800 166,202,997
Dentsu Group, Inc.
(a)
....................... 1,343,200 26,073,571
Dentsu Soken, Inc. ........................ 535,300 8,437,973
Dexerials Corp. .......................... 1,263,800 22,172,404
DIC Corp. .............................. 590,300 14,447,513
Digital Arts, Inc. .......................... 71,200 2,585,969
Digital Garage, Inc. ....................... 175,900 2,870,369
dip Corp. .............................. 249,600 3,312,806
Disco Corp. ............................. 634,400 270,413,379
DMG Mori Co. Ltd. ........................ 970,900 17,134,677
Doshisha Co. Ltd. ........................ 83,500 1,745,575
Doutor Nichires Holdings Co. Ltd. .............. 213,200 3,884,880
Dowa Holdings Co. Ltd. .................... 318,000 18,834,502
DTS Corp. ............................. 849,600 6,921,260
Duskin Co. Ltd. .......................... 246,900 6,781,475
DyDo Group Holdings, Inc.
(b)
................. 71,400 1,139,494
Earth Corp. ............................. 83,800 2,647,855
East Japan Railway Co. .................... 6,585,100 165,313,934
Ebara Corp. ............................ 3,217,200 97,400,185
EDION Corp. ........................... 693,600 9,494,281
Eiken Chemical Co. Ltd. .................... 150,300 2,327,514
Security Shares Value
a
Japan (continued)
Eisai Co. Ltd. ........................... 1,795,000 $ 50,043,584
Eizo Corp. ............................. 205,600 2,878,834
Elecom Co. Ltd. .......................... 268,300 2,867,343
Electric Power Development Co. Ltd. ........... 1,024,100 21,750,065
ENEOS Holdings, Inc. ..................... 18,578,950 157,027,663
ES-Con Japan Ltd. ........................ 88,800 685,640
Exedy Corp. ............................ 203,000 7,480,656
EXEO Group, Inc. ........................ 1,468,500 24,500,787
Ezaki Glico Co. Ltd. ....................... 365,000 13,111,148
FANUC Corp. ........................... 6,406,900 257,266,336
Fast Retailing Co. Ltd. ..................... 1,305,600 498,129,250
FCC Co. Ltd. ............................ 219,800 5,351,165
Ferrotec Corp.
(b)
.......................... 327,700 12,529,111
Financial Partners Group Co. Ltd. .............. 418,300 5,495,394
Food & Life Companies Ltd. ................. 781,200 42,676,924
FP Corp. .............................. 297,100 5,057,522
Freee KK
(a) (b)
............................ 305,100 5,362,279
Frontier Real Estate Investment Corp. ........... 16,959 9,991,009
Fuji Co. Ltd. ............................ 201,900 2,751,531
Fuji Corp. .............................. 609,900 15,026,012
Fuji Electric Co. Ltd. ....................... 958,900 68,304,952
Fuji Kyuko Co. Ltd. ........................ 122,100 1,617,375
Fuji Media Holdings, Inc. .................... 342,000 8,611,983
FUJI OIL CO. LTD. ........................ 283,600 7,423,965
Fuji Seal International, Inc. .................. 234,400 4,847,549
FUJIFILM Holdings Corp. ................... 7,644,700 152,704,868
Fujikura Ltd. ............................ 1,731,900 217,677,179
Fujimi, Inc. ............................. 361,900 6,397,197
Fujita Kanko, Inc.
(b)
........................ 278,500 4,488,840
Fujitsu Ltd. ............................. 12,071,900 335,427,189
Fukuoka Financial Group, Inc. ................ 1,145,380 41,650,404
Fukuoka REIT Corp. ....................... 6,865 8,277,422
Fukuyama Transporting Co. Ltd. ............... 97,800 2,908,506
Funai Soken Holdings, Inc. .................. 338,200 2,451,513
Furukawa Electric Co. Ltd. ................... 463,500 40,374,997
Furuno Electric Co. Ltd. .................... 169,000 7,799,643
Fuso Chemical Co. Ltd. .................... 100,100 4,824,595
Future Corp. ............................ 234,800 2,881,280
Fuyo General Lease Co. Ltd. ................. 269,900 7,590,110
Galilei Co. Ltd. .......................... 21,000 523,858
GENDA, Inc.
(a) (b)
.......................... 793,400 3,439,938
Genky DrugStores Co. Ltd. .................. 60,600 1,650,485
Global One Real Estate Investment Corp. ........ 8,674 7,653,163
Glory Ltd. .............................. 247,800 6,454,651
GLP J-REIT ............................ 33,362 30,654,409
GMO Financial Holdings, Inc.
(b)
............... 110,300 634,757
GMO internet group, Inc. .................... 565,600 14,095,425
GMO Payment Gateway, Inc. ................. 292,400 16,887,830
GNI Group Ltd.
(a) (b)
........................ 353,200 5,845,709
Goldcrest Co. Ltd. ........................ 69,500 1,493,846
Goldwin, Inc. ............................ 409,500 6,834,209
GS Yuasa Corp. ......................... 587,400 13,673,796
GungHo Online Entertainment, Inc. ............. 250,530 4,257,993
Gunma Bank Ltd. (The) .................... 2,412,100 30,367,630
Gunze Ltd. ............................. 202,300 5,880,631
H.U. Group Holdings, Inc. ................... 349,600 7,261,497
H2O Retailing Corp. ....................... 700,300 9,589,816
Hachijuni Nagano Bank Ltd. ................. 2,688,900 33,593,421
Hakuhodo DY Holdings, Inc. ................. 1,440,800 10,765,622
Hakuto Co. Ltd. .......................... 66,300 1,780,042
Hamamatsu Photonics KK ................... 1,996,900 22,313,885
Hankyu Hanshin Holdings, Inc. ................ 1,662,200 46,413,671
Hankyu Hanshin REIT, Inc. , Class A ............ 5,878 6,231,475
Hanwa Co. Ltd. .......................... 202,800 10,313,219

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
12
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
Happinet Corp. .......................... 214,000 $ 3,833,468
Harmonic Drive Systems, Inc. ................ 465,800 10,259,775
Haseko Corp. ........................... 1,690,000 34,638,850
Hazama Ando Corp. ....................... 1,274,100 16,475,651
Heiwa Corp. ............................ 546,000 7,152,147
Heiwa Real Estate Co. Ltd. .................. 320,000 4,682,643
Heiwa Real Estate REIT, Inc. ................. 8,376 8,259,095
Heiwado Co. Ltd. ......................... 183,900 3,504,348
Hiday Hidaka Corp. ....................... 141,300 2,839,607
Hikari Tsushin, Inc. ........................ 121,400 33,528,401
Hino Motors Ltd.
(a)
........................ 2,064,000 5,555,690
Hioki EE Corp. .......................... 46,500 1,851,917
Hirogin Holdings, Inc. ...................... 1,891,000 21,417,280
Hirose Electric Co. Ltd. ..................... 186,945 20,182,909
HIS Co. Ltd. ............................ 471,400 3,915,406
Hisamitsu Pharmaceutical Co., Inc. ............. 342,100 14,092,886
Hitachi Construction Machinery Co. Ltd. ......... 688,100 22,500,176
Hitachi Ltd. ............................. 31,435,700 1,090,822,193
Hogy Medical Co. Ltd. ..................... 140,300 6,064,920
Hokkaido Electric Power Co., Inc. .............. 1,250,200 8,484,643
Hokuetsu Corp. .......................... 938,200 5,514,644
Hokuhoku Financial Group, Inc. ............... 828,500 28,474,580
Hokuriku Electric Power Co. ................. 1,273,900 8,057,452
Honda Motor Co. Ltd. ...................... 25,326,200 254,719,072
Horiba Ltd. ............................. 227,300 26,959,053
Hoshino Resorts REIT, Inc. .................. 3,686 6,119,247
Hoshizaki Corp. .......................... 751,800 24,783,147
Hosiden Corp. ........................... 504,100 8,397,806
House Foods Group, Inc. ................... 532,100 10,295,771
Hoya Corp. ............................. 2,364,700 396,692,181
Hulic Co. Ltd. ........................... 3,184,400 37,948,216
Hulic REIT, Inc. .......................... 9,262 10,310,759
Hyakugo Bank Ltd. (The) ................... 1,604,800 14,594,441
Hyakujushi Bank Ltd. (The) .................. 110,700 5,985,880
Ibiden Co. Ltd.
(b)
......................... 1,656,000 87,295,595
Ichibanya Co. Ltd.
(b)
....................... 596,300 3,457,801
Ichigo Office REIT Investment Corp. ............ 9,957 6,252,456
Ichigo, Inc. ............................. 2,008,600 5,300,572
Idemitsu Kosan Co. Ltd. .................... 5,363,240 45,508,486
IDOM, Inc. ............................. 364,600 3,589,414
IHI Corp. .............................. 7,082,000 163,850,453
Iida Group Holdings Co. Ltd. ................. 1,071,400 17,694,916
Iino Kaiun Kaisha Ltd. ...................... 829,500 8,416,924
Imperial Hotel Ltd.
(b)
....................... 260,800 2,349,946
Inaba Denki Sangyo Co. Ltd. ................. 475,400 7,918,382
Inabata & Co. Ltd. ........................ 236,800 5,993,527
Industrial & Infrastructure Fund Investment Corp. , Class
A .................................. 18,489 17,905,508
Infomart Corp. ........................... 1,446,200 4,226,266
INFRONEER Holdings, Inc. .................. 1,560,456 23,371,867
Inpex Corp. ............................. 5,957,500 133,473,122
Internet Initiative Japan, Inc. ................. 751,000 12,134,738
Invincible Investment Corp. .................. 56,510 23,933,016
Ise Chemicals Corp.
(b)
...................... 169,000 6,493,707
Isetan Mitsukoshi Holdings Ltd. ............... 2,238,300 35,921,513
Isuzu Motors Ltd. ......................... 3,662,700 59,005,380
Ito En Ltd. .............................. 401,100 7,412,381
ITOCHU Corp. .......................... 40,699,600 521,059,566
Itochu Enex Co. Ltd. ....................... 263,900 3,269,476
Itoham Yonekyu Holdings, Inc. ................ 192,480 7,493,510
Iwatani Corp. ........................... 1,256,400 14,902,148
Iyogin Holdings, Inc. ....................... 1,792,100 33,359,860
Izumi Co. Ltd. ........................... 203,500 4,025,710
J Front Retailing Co. Ltd. .................... 1,703,900 24,875,408
Security Shares Value
a
Japan (continued)
JAC Recruitment Co. Ltd. ................... 234,000 $ 1,497,453
Jaccs Co. Ltd. ........................... 127,000 3,481,288
JAFCO Group Co. Ltd. ..................... 376,000 5,935,605
Japan Airlines Co. Ltd. ..................... 987,700 18,662,796
Japan Airport Terminal Co. Ltd. ............... 438,500 13,730,951
Japan Aviation Electronics Industry Ltd. .......... 263,100 4,110,484
Japan Elevator Service Holdings Co. Ltd. ......... 1,032,800 10,874,426
Japan Excellent, Inc. ...................... 8,838 8,543,324
Japan Exchange Group, Inc. ................. 6,867,300 74,937,469
Japan Hotel REIT Investment Corp. , Class A ...... 37,412 20,114,478
Japan Lifeline Co. Ltd. ..................... 552,400 5,517,747
Japan Logistics Fund, Inc. ................... 20,906 13,657,827
Japan Material Co. Ltd. ..................... 488,200 5,661,477
Japan Metropolitan Fund Invest ............... 51,413 40,466,243
Japan Petroleum Exploration Co. Ltd. ........... 1,083,300 13,337,262
Japan Post Bank Co. Ltd. ................... 12,137,100 215,644,737
Japan Post Holdings Co. Ltd. ................. 11,999,000 144,381,715
Japan Post Insurance Co. Ltd. ................ 1,282,000 39,706,179
Japan Prime Realty Investment Corp. ........... 24,761 16,792,254
Japan Real Estate Investment Corp. ............ 45,847 36,989,074
Japan Securities Finance Co. Ltd. ............. 924,400 12,715,183
Japan Steel Works Ltd. (The) ................. 439,000 24,299,809
Japan Tobacco, Inc. ....................... 8,258,000 298,457,854
Japan Wool Textile Co. Ltd. (The) .............. 72,800 877,327
JCU Corp. ............................. 101,300 3,702,746
Jeol Ltd. ............................... 294,400 11,876,984
JFE Holdings, Inc. ........................ 3,798,400 51,138,536
JGC Holdings Corp. ....................... 1,580,500 22,149,229
JINS Holdings, Inc. ....................... 112,100 3,752,423
JMDC, Inc. ............................. 178,300 3,917,452
Joyful Honda Co. Ltd. ...................... 287,200 3,950,497
JTEKT Corp. ............................ 1,409,000 16,637,253
Juroku Financial Group, Inc. ................. 161,100 8,566,485
Justsystems Corp. ........................ 177,700 5,488,581
JVCKenwood Corp. ....................... 1,087,700 8,840,711
JX Advanced Metals Corp. .................. 3,770,500 61,011,838
Kadokawa Corp. ......................... 591,300 12,497,988
Kaga Electronics Co. Ltd. ................... 169,300 4,251,797
Kagome Co. Ltd. ......................... 705,800 12,498,710
Kajima Corp. ............................ 2,953,200 120,478,029
Kakaku.com, Inc. ......................... 900,700 12,292,903
Kaken Pharmaceutical Co. Ltd. ............... 196,700 5,169,974
Kameda Seika Co. Ltd. ..................... 25,800 650,587
Kamigumi Co. Ltd. ........................ 717,800 25,119,979
Kanadevia Corp. ......................... 1,165,000 7,692,158
Kanamoto Co. Ltd. ........................ 156,500 3,774,623
Kandenko Co. Ltd. ........................ 885,300 31,872,907
Kaneka Corp. ........................... 257,500 7,808,389
Kanematsu Corp. ......................... 1,351,600 17,752,835
Kansai Electric Power Co., Inc. (The) ........... 6,536,300 104,286,195
Kansai Paint Co. Ltd. ...................... 1,001,800 15,988,094
Kao Corp. .............................. 3,175,900 127,043,835
Kasumigaseki Capital Co. Ltd. ................ 110,000 5,338,114
Katitas Co. Ltd. .......................... 300,500 5,937,449
Kato Sangyo Co. Ltd. ...................... 82,500 3,472,504
Kawasaki Heavy Industries Ltd. ............... 1,038,200 86,664,979
Kawasaki Kisen Kaisha Ltd. .................. 2,422,700 35,008,157
KDDI Corp. ............................. 20,922,800 353,260,052
KDX Realty Investment Corp. , Class A .......... 29,945 32,395,586
KeePer Technical Laboratory Co. Ltd.
(b)
.......... 106,800 2,211,246
Keihan Holdings Co. Ltd. .................... 681,300 15,134,219
Keihanshin Building Co. Ltd. ................. 92,600 1,148,322
Keikyu Corp. ............................ 1,508,900 14,829,950
Keio Corp. ............................. 717,000 17,882,949

iShares
®
Core MSCI EAFE ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
Japan (continued)
Keisei Electric Railway Co. Ltd. ............... 2,652,900 $ 20,963,505
Keiyo Bank Ltd. (The) ...................... 713,800 8,576,382
Kewpie Corp. ........................... 709,300 19,868,283
Keyence Corp. .......................... 1,326,000 486,456,844
KH Neochem Co. Ltd. ...................... 191,800 3,154,843
Kikkoman Corp. .......................... 4,734,000 42,821,699
Kinden Corp. ............................ 873,400 38,647,895
Kintetsu Group Holdings Co. Ltd. .............. 1,252,700 25,998,315
Kioxia Holdings Corp.
(a)
..................... 1,301,000 177,958,924
Kirin Holdings Co. Ltd. ..................... 5,293,400 82,297,774
Kissei Pharmaceutical Co. Ltd. ................ 164,600 4,902,621
Kitz Corp. .............................. 649,600 8,478,298
Kiyo Bank Ltd. (The) ....................... 553,400 13,515,002
Kobayashi Pharmaceutical Co. Ltd. ............. 351,800 12,303,579
Kobe Bussan Co. Ltd. ...................... 1,040,800 25,436,609
Kobe Steel Ltd. .......................... 2,503,500 36,037,397
Koei Tecmo Holdings Co. Ltd. ................ 715,232 7,933,431
Kohnan Shoji Co. Ltd. ...................... 154,100 3,878,206
Koito Manufacturing Co. Ltd. ................. 1,328,500 20,797,941
Kokusai Electric Corp. ..................... 1,302,900 54,091,586
Kokuyo Co. Ltd. .......................... 2,766,300 16,207,629
Komatsu Ltd. ........................... 6,509,600 249,156,170
KOMEDA Holdings Co. Ltd. .................. 341,700 6,264,152
Komeri Co. Ltd. .......................... 118,700 2,532,913
Konami Group Corp. ...................... 695,900 101,617,547
Konica Minolta, Inc. ....................... 3,604,800 15,779,073
Konishi Co. Ltd. .......................... 215,100 1,814,518
Konoike Transport Co. Ltd. .................. 44,600 959,927
Kose Holdings Corp. ...................... 290,000 10,346,063
Koshidaka Holdings Co. Ltd. ................. 376,400 2,906,251
Kotobuki Spirits Co. Ltd. .................... 754,000 8,756,838
Kraftia Corp. ............................ 294,000 15,332,597
K's Holdings Corp. ........................ 968,300 10,070,218
Kubota Corp. ........................... 6,670,200 102,198,531
Kumagai Gumi Co. Ltd. ..................... 1,054,600 11,835,906
Kumiai Chemical Industry Co. Ltd. ............. 676,927 3,079,565
Kura Sushi, Inc. .......................... 137,700 3,029,192
Kurabo Industries Ltd. ..................... 31,000 1,821,174
Kuraray Co. Ltd. ......................... 1,932,000 20,856,924
Kureha Corp. ........................... 223,600 6,350,076
Kurita Water Industries Ltd. .................. 721,600 36,094,267
Kusuri no Aoki Holdings Co. Ltd. .............. 345,400 9,053,003
KYB Corp. ............................. 208,500 5,923,625
Kyocera Corp. ........................... 8,728,200 130,947,485
Kyoei Steel Ltd. .......................... 84,500 1,361,929
Kyokuto Kaihatsu Kogyo Co. Ltd. .............. 156,400 3,340,818
Kyorin Pharmaceutical Co. Ltd. ............... 549,500 5,767,328
Kyoritsu Maintenance Co. Ltd. ................ 427,900 7,780,881
Kyoto Financial Group, Inc. .................. 1,541,100 37,230,372
Kyowa Kirin Co. Ltd. ....................... 1,643,200 26,675,872
Kyushu Electric Power Co., Inc. ............... 3,038,800 33,827,638
Kyushu Financial Group, Inc. ................. 2,451,900 18,379,104
Kyushu Railway Co. ....................... 969,300 24,714,770
LaSalle Logiport REIT ...................... 13,056 13,251,264
Lasertec Corp. .......................... 553,000 127,044,775
Leopalace21 Corp. ........................ 1,426,700 6,377,720
Life Corp. .............................. 233,000 3,845,193
Lifedrink Co., Inc. ......................... 300,500 3,151,093
LIFENET INSURANCE CO.
(a) (b)
............... 435,200 5,643,705
Lintec Corp. ............................ 220,900 6,815,354
Lion Corp. ............................. 1,863,000 19,946,957
Lixil Corp. .............................. 1,956,800 22,447,874
LY Corp. ............................... 18,888,300 48,361,981
M&A Capital Partners Co. Ltd. ................ 79,200 1,613,210
Security Shares Value
a
Japan (continued)
M3, Inc. ............................... 3,027,700 $ 37,358,889
Mabuchi Motor Co. Ltd. ..................... 1,408,200 13,228,482
Macnica Holdings, Inc. ..................... 953,000 16,339,735
Maeda Kosen Co. Ltd. ..................... 241,500 2,890,328
Makino Milling Machine Co. Ltd. ............... 164,900 12,152,618
Makita Corp. ............................ 1,558,700 54,157,875
Mani, Inc. .............................. 606,200 5,980,641
Marubeni Corp. .......................... 9,690,000 321,205,556
Maruha Nichiro Corp. ...................... 787,300 7,090,802
Marui Group Co. Ltd. ...................... 1,155,200 22,607,156
Maruichi Steel Tube Ltd. .................... 981,500 9,725,556
Maruwa Co. Ltd. ......................... 62,600 19,246,818
Matsuda Sangyo Co. Ltd. ................... 45,300 1,799,508
Matsui Securities Co. Ltd. ................... 1,035,200 6,090,594
MatsukiyoCocokara & Co. ................... 2,335,750 37,399,771
Max Co. Ltd. ............................ 95,800 4,051,026
Maxell Ltd. ............................. 532,100 7,654,787
Maxvalu Tokai Co. Ltd. ..................... 2,500 60,566
Mazda Motor Corp. ....................... 4,152,600 31,955,721
McDonald's Holdings Co. Japan Ltd.
(b)
........... 637,000 27,622,539
MCJ Co. Ltd. ............................ 288,000 2,934,829
Mebuki Financial Group, Inc. ................. 6,534,910 49,300,638
Medipal Holdings Corp. ..................... 1,254,700 22,740,631
Megachips Corp. ......................... 74,800 4,096,929
Megmilk Snow Brand Co. Ltd. ................ 271,900 5,921,696
Meidensha Corp. ......................... 254,400 9,970,031
MEIJI Holdings Co. Ltd. .................... 1,688,500 39,528,531
Meiko Electronics Co. Ltd. ................... 150,100 12,309,770
MEITEC Group Holdings, Inc. ................ 553,000 12,369,988
Menicon Co. Ltd. ......................... 542,400 5,688,007
Mercari, Inc.
(a)
........................... 809,200 17,957,984
Metaplanet, Inc.
(a) (b)
....................... 3,316,100 9,359,591
METAWATER Co. Ltd. ..................... 126,700 2,713,764
Micronics Japan Co. Ltd. .................... 198,700 11,488,559
Milbon Co. Ltd. .......................... 164,500 2,702,723
MINEBEA MITSUMI, Inc. ................... 2,488,059 50,848,299
Mirai Corp. ............................. 11,557 3,733,387
MIRAIT ONE corp. ........................ 698,700 16,765,906
MIRARTH Real Estate Investment Corp. ......... 7,635 4,613,477
MISUMI Group, Inc. ....................... 1,965,900 32,496,887
Mitani Sekisan Co. Ltd. ..................... 15,000 742,779
Mitsubishi Chemical Group Corp. .............. 8,844,600 58,393,816
Mitsubishi Corp. .......................... 22,083,600 586,680,180
Mitsubishi Electric Corp. .................... 13,050,800 407,992,687
Mitsubishi Estate Co. Ltd. ................... 7,312,800 186,373,391
Mitsubishi Estate Logistics REIT Investment Corp. .. 10,741 9,132,444
Mitsubishi Gas Chemical Co., Inc. ............. 1,029,900 20,430,842
Mitsubishi HC Capital, Inc. ................... 5,916,670 51,634,416
Mitsubishi Heavy Industries Ltd. ............... 22,013,000 648,149,243
Mitsubishi Logisnext Co. Ltd. ................. 208,000 2,106,083
Mitsubishi Logistics Corp. ................... 1,892,500 16,165,650
Mitsubishi Materials Corp. ................... 809,200 23,275,908
Mitsubishi Motors Corp. .................... 4,681,500 11,508,646
Mitsubishi Pencil Co. Ltd.
(b)
.................. 169,700 2,517,346
Mitsubishi Research Institute, Inc. .............. 24,200 760,041
Mitsubishi UFJ Financial Group, Inc. ............ 78,506,000 1,421,771,462
Mitsuboshi Belting Ltd. ..................... 166,300 4,332,311
Mitsui & Co. Ltd. ......................... 16,931,400 553,064,761
Mitsui Chemicals, Inc. ...................... 2,426,400 35,452,299
Mitsui DM Sugar Co. Ltd. ................... 108,800 2,364,988
Mitsui E&S Co. Ltd. ....................... 682,500 30,329,642
Mitsui Fudosan Accommodations Fund, Inc. , Class A . 15,659 13,993,536
Mitsui Fudosan Co. Ltd. .................... 18,166,000 208,307,738
Mitsui Fudosan Logistics Park, Inc. ............. 21,676 16,178,158

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
14
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
Mitsui High-Tec, Inc. ....................... 737,400 $ 3,565,701
Mitsui Kinzoku Co. Ltd. ..................... 386,700 50,467,767
Mitsui OSK Lines Ltd. ...................... 2,335,400 73,202,969
Mitsui-Soko Holdings Co. Ltd. ................ 374,400 8,757,625
Miura Co. Ltd. ........................... 655,900 13,486,652
MIXI, Inc. .............................. 199,300 3,508,366
Mizuho Financial Group, Inc. ................. 17,050,070 740,278,334
Mizuho Leasing Co. Ltd. .................... 852,400 7,869,948
Mizuno Corp. ........................... 350,400 7,259,665
Mochida Pharmaceutical Co. Ltd. .............. 134,900 3,162,497
Modec, Inc. ............................. 331,900 32,366,040
Monex Group, Inc. ........................ 1,507,000 6,923,313
Money Forward, Inc.
(a)
..................... 312,000 7,874,950
Monogatari Corp. (The) ..................... 242,600 6,514,210
MonotaRO Co. Ltd. ....................... 1,775,900 23,955,018
Mori Hills REIT Investment Corp. , Class A ........ 11,533 10,820,571
Mori Trust REIT, Inc. ....................... 16,234 8,155,197
Morinaga & Co. Ltd. ....................... 527,200 9,220,101
Morinaga Milk Industry Co. Ltd. ............... 511,700 13,214,097
Morita Holdings Corp. ...................... 90,400 1,639,868
MOS Food Services, Inc. ................... 197,900 5,391,194
MS&AD Insurance Group Holdings, Inc. ......... 8,765,900 223,333,754
MTG Co. Ltd. ........................... 107,600 2,941,884
Murata Manufacturing Co. Ltd. ................ 11,436,000 232,328,623
Musashi Seimitsu Industry Co. Ltd. ............. 323,900 5,732,282
Musashino Bank Ltd. (The) .................. 128,700 4,593,140
Nabtesco Corp. .......................... 762,300 20,656,531
Nachi-Fujikoshi Corp. ...................... 86,300 2,732,027
Nagase & Co. Ltd. ........................ 690,900 17,956,931
Nagawa Co. Ltd.
(b)
........................ 22,000 876,002
Nagoya Railroad Co. Ltd. ................... 1,267,300 14,163,722
Nakanishi, Inc. .......................... 557,700 7,819,517
Namura Shipbuilding Co. Ltd. ................ 352,200 9,601,028
Nankai Electric Railway Co. Ltd. ............... 691,100 12,797,550
Nanto Bank Ltd. (The) ..................... 137,100 5,917,070
NEC Corp. ............................. 9,298,100 315,202,255
Nexon Co. Ltd. .......................... 2,468,300 59,052,097
Nextage Co. Ltd. ......................... 379,800 8,046,140
NGK Insulators Ltd. ....................... 1,576,100 37,760,167
NH Foods Ltd. ........................... 601,700 27,318,109
NHK Spring Co. Ltd. ....................... 1,390,100 25,263,248
Nichias Corp. ........................... 472,100 23,684,714
Nichicon Corp. .......................... 486,000 5,318,651
Nichiha Corp. ........................... 127,000 2,795,448
Nichirei Corp. ........................... 1,490,800 18,418,258
NIDEC CORP. ........................... 5,724,700 81,890,466
Nifco, Inc. .............................. 617,500 19,225,221
Nihon Kohden Corp. ....................... 1,155,500 12,810,291
Nihon M&A Center Holdings, Inc. .............. 2,122,500 9,747,910
Nihon Parkerizing Co. Ltd. ................... 804,700 7,671,071
Nikkon Holdings Co. Ltd. .................... 689,900 16,354,449
Nikon Corp. ............................ 1,777,200 22,369,026
Nintendo Co. Ltd. ......................... 7,570,400 468,800,857
Nippn Corp. ............................ 309,400 5,281,606
Nippon Building Fund, Inc. ................... 54,677 50,717,579
Nippon Densetsu Kogyo Co. Ltd. .............. 109,900 2,478,930
Nippon Electric Glass Co. Ltd. ................ 527,400 22,936,615
NIPPON EXPRESS HOLDINGS, INC. ........... 1,462,700 33,224,679
Nippon Gas Co. Ltd. ....................... 749,300 14,210,493
Nippon Kanzai Holdings Co. Ltd. .............. 42,300 754,457
Nippon Kayaku Co. Ltd. .................... 959,300 11,148,645
Nippon Light Metal Holdings Co. Ltd. ............ 523,560 9,236,711
Nippon Paint Holdings Co. Ltd. ................ 6,538,700 43,417,093
Nippon Paper Industries Co. Ltd. .............. 725,900 5,512,095
Security Shares Value
a
Japan (continued)
Nippon Prologis REIT, Inc. ................... 47,652 $ 27,806,020
NIPPON REIT Investment Corp. ............... 11,943 7,418,932
Nippon Sanso Holdings Corp. ................ 1,174,800 35,647,118
Nippon Shinyaku Co. Ltd. ................... 355,100 11,853,197
Nippon Shokubai Co. Ltd. ................... 695,700 10,020,012
Nippon Soda Co. Ltd. ...................... 254,600 6,076,088
Nippon Steel Corp. ........................ 32,922,240 137,188,702
Nippon Television Holdings, Inc. ............... 334,700 8,044,121
Nippon Yusen KK ......................... 2,820,400 92,692,058
Nipro Corp. ............................. 989,400 9,092,254
Nishimatsu Construction Co. Ltd. .............. 199,000 7,405,353
Nishimatsuya Chain Co. Ltd.
(b)
................ 428,100 5,921,952
Nishi-Nippon Financial Holdings, Inc. ........... 974,000 23,591,296
Nishi-Nippon Railroad Co. Ltd. ................ 559,100 10,296,564
Nishio Holdings Co. Ltd. .................... 35,000 1,087,285
Nissan Chemical Corp. ..................... 887,700 30,598,563
Nissan Motor Co. Ltd.
(a)
..................... 15,335,500 37,378,193
Nissan Shatai Co. Ltd. ..................... 241,100 1,550,394
Nisshin Oillio Group Ltd. (The) ................ 163,200 5,958,548
Nisshin Seifun Group, Inc. ................... 1,491,000 18,921,711
Nisshinbo Holdings, Inc. .................... 999,200 9,264,212
Nissin Foods Holdings Co. Ltd. ............... 1,319,300 26,769,542
Nissui Corp. ............................ 2,092,100 17,636,511
Niterra Co. Ltd. .......................... 1,030,900 45,072,847
Nitori Holdings Co. Ltd. ..................... 2,757,200 47,131,502
Nitta Corp. ............................. 100,500 2,647,881
Nittetsu Mining Co. Ltd. ..................... 193,000 4,478,615
Nitto Boseki Co. Ltd. ....................... 167,200 15,956,543
Nitto Denko Corp. ........................ 4,749,500 105,549,707
Nitto Kogyo Corp. ........................ 161,600 4,323,222
Noevir Holdings Co. Ltd. .................... 133,900 4,042,888
NOF Corp. ............................. 1,473,600 28,461,816
Nohmi Bosai Ltd. ......................... 49,900 1,224,774
Nojima Corp. ............................ 1,216,100 8,485,537
NOK Corp. ............................. 675,200 13,149,878
Nomura Co. Ltd. ......................... 684,700 6,051,971
Nomura Holdings, Inc. ..................... 20,636,100 187,011,293
Nomura Micro Science Co. Ltd.
(b)
.............. 225,800 5,102,562
Nomura Real Estate Holdings, Inc. ............. 3,806,600 25,295,768
Nomura Real Estate Master Fund, Inc. .......... 27,182 29,370,848
Nomura Research Institute Ltd. ............... 2,599,240 79,069,881
Noritake Co. Ltd. ......................... 128,400 5,100,980
Noritsu Koki Co. Ltd. ...................... 321,900 4,588,274
Noritz Corp. ............................ 135,500 1,811,687
North Pacific Bank Ltd. ..................... 2,331,700 13,929,804
NS Solutions Corp.
(b)
...................... 419,100 11,072,362
NS United Kaiun Kaisha Ltd. ................. 56,400 2,516,139
NSD Co. Ltd. ........................... 639,900 13,430,416
NSK Ltd. .............................. 2,586,500 17,987,950
NTN Corp. ............................. 3,264,000 7,822,941
NTT UD REIT Investment Corp. ............... 10,355 9,548,463
NTT, Inc. .............................. 199,093,500 200,064,921
Nxera Pharma Co. Ltd.
(a) (b)
................... 576,000 3,036,003
Obara Group, Inc. ........................ 63,400 1,548,794
Obayashi Corp. .......................... 4,445,200 100,342,935
OBIC Business Consultants Co. Ltd. ............ 213,400 9,453,207
Obic Co. Ltd. ............................ 2,203,800 61,252,305
Odakyu Electric Railway Co. Ltd. .............. 2,138,100 22,901,536
Ogaki Kyoritsu Bank Ltd. (The) ................ 214,600 7,837,829
Ohsho Food Service Corp. .................. 239,800 4,882,611
Oji Holdings Corp. ........................ 5,278,100 31,264,645
Okamoto Industries, Inc. .................... 43,900 1,563,216
Okamura Corp. .......................... 586,300 8,998,578
Okasan Securities Group, Inc. ................ 1,459,000 8,354,987

iShares
®
Core MSCI EAFE ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Japan (continued)
Oki Electric Industry Co. Ltd. ................. 665,500 $ 8,781,283
Okinawa Cellular Telephone Co. ............... 236,800 4,963,812
OKUMA Corp. ........................... 281,600 6,988,974
Okumura Corp. .......................... 202,500 8,433,388
Olympus Corp. .......................... 7,840,200 93,647,305
Omron Corp. ............................ 1,246,600 31,806,674
Ono Pharmaceutical Co. Ltd. ................. 2,579,800 38,434,757
Open House Group Co. Ltd. ................. 538,700 31,698,052
Open Up Group, Inc. ...................... 346,900 4,170,224
Oracle Corp. ............................ 255,000 17,254,584
Organo Corp. ........................... 176,300 18,615,760
Orient Corp. ............................ 653,210 4,643,768
Oriental Land Co. Ltd. ..................... 7,398,900 129,528,146
ORIX Corp. ............................. 7,908,700 241,020,730
Orix JREIT, Inc. .......................... 36,448 24,409,985
Osaka Gas Co. Ltd. ....................... 2,602,400 97,701,009
Osaka Soda Co. Ltd. ...................... 534,800 7,772,521
OSG Corp. ............................. 574,700 9,704,755
Otsuka Corp. ........................... 1,556,800 30,865,879
Otsuka Holdings Co. Ltd. ................... 2,978,400 178,311,972
PAL GROUP Holdings Co. Ltd. ................ 682,500 7,325,760
PALTAC Corp. ........................... 164,200 5,138,495
Pan Pacific International Holdings Corp. ......... 13,243,200 78,406,889
Panasonic Holdings Corp. ................... 16,033,300 219,827,668
Park24 Co. Ltd. .......................... 949,400 13,230,527
Pasona Group, Inc. ....................... 126,600 1,630,454
Penta-Ocean Construction Co. Ltd. ............. 2,024,300 21,245,412
PeptiDream, Inc.
(a)
........................ 787,800 7,993,815
Persol Holdings Co. Ltd. .................... 11,709,300 20,507,883
PHC Holdings Corp. ....................... 131,700 924,337
Pigeon Corp. ............................ 917,300 9,559,760
PILLAR Corp. ........................... 110,600 4,618,296
Pilot Corp. ............................. 161,800 5,087,098
PKSHA Technology, Inc.
(a) (b)
.................. 165,400 3,376,940
Plus Alpha Consulting Co. Ltd. ................ 128,000 1,838,802
Pola Orbis Holdings, Inc. .................... 675,700 5,911,084
Prestige International, Inc. ................... 360,900 1,617,461
Prima Meat Packers Ltd. .................... 168,500 3,007,218
Raito Kogyo Co. Ltd. ...................... 234,900 5,311,620
Raiznext Corp. .......................... 161,100 2,627,263
Rakus Co. Ltd. .......................... 1,266,600 7,208,631
Rakuten Bank Ltd.
(a)
....................... 674,700 32,289,925
Rakuten Group, Inc.
(a)
...................... 10,529,400 63,131,235
Recruit Holdings Co. Ltd. ................... 9,631,800 507,343,140
Relo Group, Inc. ......................... 667,300 7,580,289
Renesas Electronics Corp.
(a)
................. 12,050,500 200,345,026
Rengo Co. Ltd. .......................... 1,464,000 12,541,722
Resona Holdings, Inc. ..................... 14,268,538 166,372,948
Resonac Holdings Corp.
(b)
................... 1,212,200 70,398,456
Resorttrust, Inc. .......................... 1,274,500 14,851,199
Ricoh Co. Ltd. ........................... 3,705,600 32,789,567
Ricoh Leasing Co. Ltd. ..................... 65,300 2,530,518
Riken Keiki Co. Ltd. ....................... 125,800 2,686,695
Rinnai Corp. ............................ 760,300 19,969,581
Riso Kagaku Corp. ........................ 136,000 1,073,732
Rohm Co. Ltd. ........................... 2,359,100 41,311,966
Rohto Pharmaceutical Co. Ltd. ................ 1,352,900 22,398,311
Roland Corp. ........................... 69,400 1,713,014
Rorze Corp. ............................ 779,500 16,512,975
Round One Corp. ........................ 1,298,200 9,171,529
Royal Holdings Co. Ltd.
(b)
................... 394,200 3,377,547
RS Technologies Co. Ltd. ................... 77,000 1,893,644
Ryohin Keikaku Co. Ltd. .................... 3,497,600 69,758,920
Ryoyo Ryosan Holdings, Inc. ................. 281,204 5,667,303
Security Shares Value
a
Japan (continued)
S Foods, Inc. ........................... 48,700 $ 959,213
Saizeriya Co. Ltd. ........................ 274,800 11,115,963
Sakai Moving Service Co. Ltd. ................ 61,800 1,166,545
Sakata INX Corp. ......................... 49,900 765,223
Sakata Seed Corp. ........................ 200,000 5,260,626
Sakura Internet, Inc.
(b)
...................... 187,200 3,229,371
Samty Residential Investment Corp. ............ 733 539,882
San-A Co. Ltd. ........................... 253,800 4,838,348
San-Ai Obbli Co. Ltd. ...................... 164,000 2,330,650
SanBio Co. Ltd.
(a) (b)
........................ 397,100 4,748,663
Sangetsu Corp. .......................... 310,800 6,344,838
San-In Godo Bank Ltd. (The) ................. 963,500 9,855,976
Sanken Electric Co. Ltd.
(a) (b)
.................. 172,900 8,149,783
Sanki Engineering Co. Ltd. .................. 258,000 11,114,734
Sankyo Co. Ltd. .......................... 1,440,100 22,526,810
Sankyu, Inc. ............................ 290,800 17,324,514
Sanrio Co. Ltd.
(b)
......................... 1,231,200 38,091,407
Sansan, Inc.
(a)
........................... 546,300 5,279,249
Santen Pharmaceutical Co. Ltd. ............... 2,262,500 25,452,289
Sanwa Holdings Corp. ..................... 1,330,000 30,126,236
Sanyo Chemical Industries Ltd. ............... 21,100 753,812
Sanyo Denki Co. Ltd. ...................... 136,800 3,678,223
Sapporo Holdings Ltd. ..................... 2,404,800 25,673,657
Sawai Group Holdings Co. Ltd. ............... 735,900 11,287,787
SBI Holdings, Inc. ........................ 3,875,000 87,629,289
SBS Holdings, Inc. ........................ 58,000 1,445,887
SCREEN Holdings Co. Ltd. .................. 558,300 71,101,179
Secom Co. Ltd. .......................... 2,907,500 106,512,129
Sega Sammy Holdings, Inc. .................. 1,211,100 18,996,008
Seibu Holdings, Inc. ....................... 1,465,900 38,840,749
Seiko Epson Corp. ........................ 2,026,200 26,072,541
Seiko Group Corp. ........................ 190,600 9,521,408
Seino Holdings Co. Ltd. .................... 647,100 10,073,676
Seiren Co. Ltd. .......................... 285,500 5,842,694
Sekisui Chemical Co. Ltd. ................... 2,580,100 45,635,210
Sekisui House Ltd. ........................ 4,090,200 91,157,458
Sekisui House REIT, Inc. .................... 30,920 18,156,972
Senko Group Holdings Co. Ltd. ............... 873,600 10,881,892
Senshu Ikeda Holdings, Inc. ................. 1,490,500 7,890,224
Septeni Holdings Co. Ltd. ................... 342,000 964,820
Seria Co. Ltd. ........................... 334,600 7,950,332
Seven & i Holdings Co. Ltd. .................. 14,239,600 203,919,569
Seven Bank Ltd. ......................... 3,952,900 7,609,052
SG Holdings Co. Ltd. ...................... 2,079,900 20,024,884
Sharp Corp.
(a)
........................... 1,809,099 8,256,124
Shibaura Machine Co. Ltd. .................. 128,300 3,532,174
Shibaura Mechatronics Corp. ................. 95,800 14,442,646
SHIFT, Inc.
(a)
............................ 1,408,700 6,678,541
Shiga Bank Ltd. (The) ...................... 219,700 11,236,120
Shikoku Electric Power Co., Inc. ............... 1,184,000 11,985,071
Shikoku Kasei Holdings Corp. ................ 125,300 3,489,063
Shimadzu Corp. .......................... 1,625,800 44,062,607
Shimamura Co. Ltd. ....................... 324,200 21,729,507
Shimano, Inc. ........................... 517,800 59,022,714
Shimizu Corp. ........................... 3,532,100 62,726,261
Shin-Etsu Chemical Co. Ltd. ................. 11,564,400 380,290,194
Shin-Etsu Polymer Co. Ltd. .................. 123,700 1,615,846
Shinmaywa Industries Ltd. ................... 635,300 8,976,770
Shionogi & Co. Ltd. ....................... 5,206,100 107,189,339
Ship Healthcare Holdings, Inc. ................ 646,100 10,650,225
Shiseido Co. Ltd. ......................... 2,742,200 46,836,001
Shizuoka Financial Group, Inc. ................ 2,986,000 48,779,262
Shizuoka Gas Co. Ltd. ..................... 137,200 1,085,998
SHO-BOND Holdings Co. Ltd. ................ 1,527,600 13,712,880

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
16
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
Shochiku Co. Ltd.
(b)
....................... 54,700 $ 4,188,198
Shoei Co. Ltd. ........................... 310,300 3,570,890
Showa Sangyo Co. Ltd. .................... 79,900 1,627,645
Simplex Holdings, Inc. ..................... 900,400 5,582,068
Sinfonia Technology Co. Ltd. ................. 155,400 10,516,868
SKY Perfect JSAT Holdings, Inc. .............. 1,339,000 19,355,064
Skylark Holdings Co. Ltd. ................... 1,574,500 32,037,351
SMC Corp. ............................. 389,400 151,387,529
SMS Co. Ltd. ........................... 576,200 6,097,712
Socionext, Inc. .......................... 1,258,300 16,837,641
SoftBank Corp. .......................... 193,596,000 263,147,099
SoftBank Group Corp. ..................... 26,249,200 716,797,073
Sojitz Corp. ............................. 1,497,200 54,595,850
Sompo Holdings, Inc. ...................... 6,091,800 210,072,738
Sony Financial Group, Inc.
(a)
................. 42,535,400 42,738,787
Sony Group Corp. ........................ 42,197,600 930,368,755
SOSiLA Logistics REIT, Inc. .................. 3,743 3,098,719
Sotetsu Holdings, Inc. ...................... 611,900 11,059,416
Square Enix Holdings Co. Ltd. ................ 1,689,800 29,196,984
Stanley Electric Co. Ltd. .................... 793,500 15,632,110
Star Asia Investment Corp. .................. 16,247 6,306,385
Starts Corp., Inc. ......................... 143,300 4,546,199
Subaru Corp. ........................... 4,001,800 85,911,273
Sugi Holdings Co. Ltd. ..................... 729,400 16,773,938
SUMCO Corp. ........................... 2,446,100 25,537,314
Sumitomo Bakelite Co. Ltd. .................. 550,800 19,399,133
Sumitomo Chemical Co. Ltd. ................. 10,183,100 30,978,246
Sumitomo Corp. ......................... 7,461,800 303,016,921
Sumitomo Electric Industries Ltd. .............. 4,907,700 214,856,720
Sumitomo Forestry Co. Ltd. .................. 3,270,400 35,458,696
Sumitomo Heavy Industries Ltd. ............... 727,400 22,647,321
Sumitomo Metal Mining Co. Ltd. ............... 1,714,100 96,860,995
Sumitomo Mitsui Financial Group, Inc. ........... 25,061,100 881,911,325
Sumitomo Mitsui Trust Group, Inc. ............. 4,273,100 142,716,353
Sumitomo Osaka Cement Co. Ltd. ............. 240,100 6,471,365
Sumitomo Pharma Co. Ltd.
(a)
................. 1,239,200 18,440,555
Sumitomo Realty & Development Co. Ltd. ........ 4,219,400 117,497,550
Sumitomo Rubber Industries Ltd. .............. 1,469,000 23,674,629
Sumitomo Warehouse Co. Ltd. (The) ........... 574,600 13,783,509
Sun Corp.
(b)
............................. 84,500 4,545,506
Sundrug Co. Ltd. ......................... 529,200 14,088,292
Suntory Beverage & Food Ltd. ................ 934,800 29,613,561
Suruga Bank Ltd. ......................... 849,100 10,664,663
Suzuken Co. Ltd. ......................... 411,300 16,579,355
Suzuki Motor Corp. ....................... 10,812,200 147,425,088
SWCC Corp. ............................ 194,600 14,503,758
Sysmex Corp. ........................... 3,475,300 32,884,205
Systena Corp. ........................... 2,161,800 7,093,948
T Hasegawa Co. Ltd. ...................... 137,000 2,520,293
T&D Holdings, Inc. ........................ 3,228,400 79,738,191
Tadano Ltd. ............................ 762,300 5,633,730
Taihei Dengyo Kaisha Ltd. ................... 171,300 2,474,602
Taiheiyo Cement Corp. ..................... 813,100 22,343,462
Taikisha Ltd. ............................ 271,400 6,062,821
Taisei Corp. ............................ 1,046,100 104,346,491
Taiyo Holdings Co. Ltd. ..................... 563,000 18,222,559
Taiyo Yuden Co. Ltd. ...................... 877,300 18,550,942
Takamatsu Construction Group Co. Ltd. .......... 75,700 1,872,641
Takara Bio, Inc. .......................... 282,500 1,484,048
Takara Holdings, Inc. ...................... 1,090,100 11,258,838
Takasago Thermal Engineering Co. Ltd. ......... 648,800 18,757,280
Takashimaya Co. Ltd. ...................... 1,840,600 23,006,522
Takeda Pharmaceutical Co. Ltd. ............... 10,755,580 366,116,760
Takeuchi Manufacturing Co. Ltd. .............. 236,900 9,808,605
Security Shares Value
a
Japan (continued)
Takuma Co. Ltd. ......................... 609,300 $ 9,849,523
Tama Home Co. Ltd.
(b)
..................... 129,000 3,098,894
Tamron Co. Ltd. .......................... 966,300 6,450,257
TBS Holdings, Inc. ........................ 214,300 8,309,041
TDK Corp. ............................. 13,355,000 172,322,602
TechMatrix Corp. ......................... 187,900 2,570,030
Teijin Ltd. .............................. 1,131,100 10,942,677
Terumo Corp. ........................... 9,105,700 119,113,942
THK Co. Ltd. ............................ 750,800 22,431,874
Timee, Inc.
(a) (b)
........................... 436,500 3,829,970
TIS, Inc. ............................... 1,508,800 43,903,829
TKC Corp. ............................. 102,100 2,684,527
Toa Corp. .............................. 533,300 10,845,288
Toagosei Co. Ltd. ......................... 781,900 8,887,478
Tobu Railway Co. Ltd. ...................... 1,200,900 21,201,190
Tocalo Co. Ltd. .......................... 622,600 10,415,986
Toda Corp. ............................. 1,670,300 14,579,591
Toei Animation Co. Ltd. ..................... 427,500 7,106,223
Toei Co. Ltd. ............................ 185,900 6,767,164
Toenec Corp. ........................... 179,500 2,377,937
Toho Bank Ltd. (The) ...................... 984,800 3,835,189
Toho Co. Ltd. ........................... 740,900 37,710,450
Toho Gas Co. Ltd. ........................ 547,900 18,149,937
Toho Holdings Co. Ltd. ..................... 512,900 15,321,380
Tohoku Electric Power Co., Inc. ............... 3,353,700 24,189,818
Tokai Carbon Co. Ltd. ...................... 1,489,500 10,306,397
TOKAI Holdings Corp. ..................... 935,000 6,946,744
Tokai Rika Co. Ltd. ........................ 269,100 5,454,272
Tokai Tokyo Financial Holdings, Inc. ............ 2,213,200 10,603,564
Token Corp. ............................ 52,210 5,017,257
Tokio Marine Holdings, Inc. .................. 12,568,800 468,471,028
Tokuyama Corp. ......................... 522,100 13,649,913
Tokyo Century Corp. ....................... 941,800 13,119,893
Tokyo Electric Power Co. Holdings, Inc.
(a)
......... 10,597,300 39,806,733
Tokyo Electron Device Ltd. .................. 128,600 2,942,005
Tokyo Electron Ltd. ....................... 3,070,200 818,081,938
Tokyo Gas Co. Ltd. ....................... 2,182,100 96,810,236
Tokyo Kiraboshi Financial Group, Inc. ........... 172,900 11,288,549
Tokyo Metro Co. Ltd.
(b)
..................... 1,963,900 20,970,178
Tokyo Ohka Kogyo Co. Ltd. .................. 685,100 32,337,794
Tokyo Seimitsu Co. Ltd. .................... 272,300 24,670,528
Tokyo Steel Manufacturing Co. Ltd. ............. 511,700 4,996,104
Tokyo Tatemono Co. Ltd. .................... 1,295,500 30,485,993
Tokyotokeiba Co. Ltd. ...................... 74,000 2,563,251
Tokyu Construction Co. Ltd. .................. 740,100 6,115,615
Tokyu Corp. ............................ 3,406,500 38,421,076
Tokyu Fudosan Holdings Corp. ................ 3,932,300 36,411,177
Tokyu REIT, Inc. ......................... 6,812 9,131,550
TOMONY Holdings, Inc. .................... 1,060,000 5,999,059
Tomy Co. Ltd. ........................... 682,800 12,057,233
TOPPAN Holdings, Inc. ..................... 1,620,300 50,050,662
Topre Corp. ............................. 181,500 2,956,698
Toray Industries, Inc. ...................... 9,492,000 70,014,974
Toridoll Holdings Corp.
(b)
.................... 340,600 9,187,672
Tosei Corp. ............................. 196,400 2,000,830
Toshiba TEC Corp. ........................ 164,000 2,757,988
Tosoh Corp. ............................ 1,867,800 30,483,632
Totetsu Kogyo Co. Ltd. ..................... 125,000 3,763,700
TOTO Ltd. ............................. 942,000 29,606,021
Towa Corp. ............................. 451,700 8,717,987
Towa Pharmaceutical Co. Ltd. ................ 137,300 3,197,794
Toyo Seikan Group Holdings Ltd. .............. 849,500 21,313,827
Toyo Suisan Kaisha Ltd. .................... 634,200 45,279,669
Toyo Tanso Co. Ltd. ....................... 106,900 3,734,983

iShares
®
Core MSCI EAFE ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
17
Schedule of Investments
Security Shares Value
a
Japan (continued)
Toyo Tire Corp. .......................... 869,500 $ 23,432,783
Toyobo Co. Ltd. .......................... 686,500 5,891,457
Toyoda Gosei Co. Ltd. ..................... 346,500 9,413,676
Toyota Boshoku Corp. ..................... 617,600 10,370,694
Toyota Industries Corp. ..................... 1,113,300 142,453,420
Toyota Motor Corp. ....................... 64,962,625 1,472,409,519
Toyota Tsusho Corp. ....................... 4,731,600 172,321,190
Transcosmos, Inc. ........................ 115,500 2,816,732
TRE Holdings Corp. ....................... 213,400 2,368,168
Trend Micro, Inc. ......................... 875,000 34,324,441
Tri Chemical Laboratories, Inc. ................ 224,700 4,816,509
Trial Holdings, Inc. ........................ 395,800 7,388,127
Trusco Nakayama Corp. .................... 278,500 4,401,557
TS Tech Co. Ltd. ......................... 602,600 7,403,006
Tsubakimoto Chain Co. ..................... 378,500 5,806,137
Tsuburaya Fields Holdings, Inc. ............... 331,400 3,926,371
Tsugami Corp. ........................... 228,400 4,750,553
Tsumura & Co. .......................... 411,500 10,877,926
Tsuruha Holdings, Inc. ..................... 1,793,000 28,571,032
TV Asahi Holdings Corp. .................... 141,100 3,263,231
UACJ Corp. ............................ 940,800 14,890,529
UBE Corp. ............................. 670,000 11,586,506
Ulvac, Inc. ............................. 298,200 16,010,996
U-Next Holdings Co. Ltd. .................... 471,900 5,680,877
Unicharm Corp. .......................... 7,672,500 46,572,412
Union Tool Co. .......................... 40,400 2,690,695
United Super Markets Holdings, Inc. ............ 757,100 4,564,321
United Urban Investment Corp. ............... 20,921 24,170,846
Ushio, Inc. ............................. 647,900 11,647,059
USS Co. Ltd. ............................ 2,794,900 30,881,768
UT Group Co. Ltd. ........................ 3,108,300 4,149,035
Valor Holdings Co. Ltd. ..................... 194,300 4,399,061
Visional, Inc.
(a)
........................... 185,800 10,239,426
Wacoal Holdings Corp. ..................... 271,100 7,643,869
Wacom Co. Ltd. .......................... 969,600 4,698,716
West Holdings Corp.
(b)
..................... 142,330 1,464,626
West Japan Railway Co. .................... 2,831,100 57,851,941
WingArc1st, Inc. ......................... 105,300 2,218,590
Workman Co. Ltd. ........................ 151,000 6,212,212
Yakult Honsha Co. Ltd. ..................... 1,787,200 28,880,574
Yamada Holdings Co. Ltd. ................... 3,708,500 13,001,076
Yamaguchi Financial Group, Inc. .............. 1,351,300 21,524,760
Yamaha Corp. ........................... 2,751,300 19,997,727
Yamaha Motor Co. Ltd. ..................... 6,247,000 47,175,460
Yamato Holdings Co. Ltd. ................... 1,660,000 21,704,037
Yamato Kogyo Co. Ltd. ..................... 253,200 18,253,705
Yamazaki Baking Co. Ltd. ................... 840,300 17,803,826
Yamazen Corp. .......................... 588,000 5,423,323
Yaskawa Electric Corp. ..................... 1,556,100 49,669,570
Yellow Hat Ltd. .......................... 325,600 3,554,814
Yodoko Ltd. ............................ 611,500 5,540,060
Yokogawa Bridge Holdings Corp. .............. 158,200 3,184,092
Yokogawa Electric Corp. .................... 1,582,900 52,772,080
Yokohama Financial Group, Inc. ............... 7,142,800 65,054,685
Yokohama Rubber Co. Ltd. (The) .............. 893,400 35,262,758
Yonex Co. Ltd. ........................... 379,200 7,994,539
Yoshinoya Holdings Co. Ltd.
(b)
................ 541,100 10,686,545
Yuasa Trading Co. Ltd. ..................... 68,100 2,495,897
Zacros Corp. ............................ 55,600 418,633
Zenkoku Hosho Co. Ltd. .................... 729,400 14,501,633
Zensho Holdings Co. Ltd. ................... 681,600 36,940,611
Zeon Corp. ............................. 984,500 12,030,434
ZERIA Pharmaceutical Co. Ltd. ............... 25,200 334,459
Zojirushi Corp. ........................... 165,200 1,651,429
Security Shares Value
a
Japan (continued)
ZOZO, Inc. ............................. 3,030,100 $ 25,026,970
Zuken, Inc. ............................. 50,700 1,580,705
41,686,033,224
a
Netherlands  —  4 .7%
Aalberts N.V. ............................ 708,403 27,201,635
ABN AMRO Bank N.V., CVA
(d)
................ 3,980,117 146,640,424
Adyen N.V.
(a) (d)
........................... 172,913 256,402,962
Aegon Ltd. ............................. 9,000,388 70,693,337
AerCap Holdings N.V. ...................... 1,212,268 174,154,421
Akzo Nobel N.V. ......................... 1,176,280 82,406,917
Allfunds Group PLC ....................... 2,163,668 20,968,269
AMG Critical Materials N.V. .................. 240,404 10,284,426
Arcadis N.V. ............................ 516,938 23,215,748
ASM International N.V. ..................... 320,810 269,426,889
ASML Holding N.V. ....................... 2,662,621 3,817,946,120
ASR Nederland N.V. ....................... 1,067,336 77,521,298
Basic-Fit N.V.
(a) (d)
......................... 348,091 13,269,648
BE Semiconductor Industries N.V. ............. 502,454 97,799,309
Coca-Cola Europacific Partners PLC ............ 1,447,911 132,773,439
Corbion N.V. , Class C ...................... 409,750 9,841,900
CVC Capital Partners PLC
(d)
................. 1,467,065 26,065,001
DSM-Firmenich AG ....................... 1,169,053 92,183,974
Eurocommercial Properties N.V. ............... 329,855 9,730,451
EXOR N.V. ............................. 628,784 51,626,961
Flow Traders Ltd.
(a)
........................ 247,425 8,049,357
Fugro N.V. , Class C ....................... 769,621 10,635,097
Havas N.V.
(a)
............................ 483,999 10,000,377
Heineken Holding N.V. ..................... 905,274 67,288,163
Heineken N.V. ........................... 1,963,531 162,088,682
IMCD N.V. ............................. 403,758 37,740,237
ING Groep N.V. .......................... 20,677,551 609,799,518
InPost SA
(a) (b)
............................ 1,690,109 26,490,444
JDE Peet's N.V. .......................... 1,165,429 43,875,057
Koninklijke Ahold Delhaize N.V. ............... 6,121,044 239,333,691
Koninklijke BAM Groep N.V. ................. 1,933,986 20,283,066
Koninklijke KPN N.V. ...................... 26,325,618 128,930,043
Koninklijke Philips N.V. ..................... 5,264,446 151,172,819
Koninklijke Vopak N.V. ..................... 442,548 22,087,105
Magnum Ice Cream Co. N.V. (The)
(a)
............ 3,355,327 59,634,667
NN Group N.V. .......................... 1,824,450 144,619,038
OCI N.V.
(a)
............................. 727,800 2,909,386
Pharming Group N.V.
(a) (b)
.................... 5,125,182 10,449,166
Pharvaris N.V.
(a) (b)
......................... 108,453 2,933,654
PostNL N.V.
(b)
........................... 2,336,938 3,272,519
Prosus N.V. , Class N
(a)
..................... 8,987,429 516,788,358
Randstad N.V. ........................... 742,040 26,555,034
SBM Offshore N.V. ........................ 991,471 35,613,874
Signify N.V.
(d)
............................ 875,917 18,595,321
Sligro Food Group N.V.
(b)
.................... 152,024 2,048,105
TKH Group N.V. ......................... 285,614 12,534,050
TomTom N.V.
(a)
.......................... 633,335 4,758,568
Universal Music Group N.V. .................. 7,547,403 185,043,749
Van Lanschot Kempen N.V. .................. 227,345 13,785,992
Wereldhave N.V. ......................... 268,889 6,661,875
Wolters Kluwer N.V. ....................... 1,593,474 149,631,966
8,143,762,107
a
New Zealand  —  0 .2%
Air New Zealand Ltd. ...................... 5,610,912 1,959,431
Auckland International Airport Ltd. ............. 10,433,071 51,887,262
Contact Energy Ltd. ....................... 5,922,501 33,378,255
EBOS Group Ltd. ......................... 1,294,560 20,039,773
Fisher & Paykel Healthcare Corp. Ltd. ........... 4,095,924 95,686,256
Fletcher Building Ltd.
(a)
..................... 6,866,645 15,437,460

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
18
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
New Zealand (continued)
Goodman Property Trust .................... 6,711,858 $ 7,819,739
Infratil Ltd. ............................. 6,479,765 43,105,040
Kiwi Property Group Ltd.
(b)
................... 8,210,607 4,985,033
Mercury NZ Ltd. .......................... 4,958,302 18,915,982
Meridian Energy Ltd. ...................... 9,178,338 31,136,472
Ryman Healthcare Ltd.
(a)
.................... 6,492,571 10,881,388
Spark New Zealand Ltd. .................... 13,465,144 18,322,637
353,554,728
a
Norway  —  0 .8%
Aker ASA , Class A ........................ 168,001 15,473,945
Aker BP ASA ............................ 2,177,484 64,100,511
Aker Solutions ASA ....................... 1,930,596 7,054,498
Atea ASA
(a)
............................. 684,382 10,952,088
Austevoll Seafood ASA ..................... 714,674 6,870,203
Bakkafrost P/F .......................... 341,250 16,484,755
BW LPG Ltd.
(b) (d)
......................... 688,224 10,895,027
BW Offshore Ltd. ......................... 62,867 306,812
Cadeler A.S.
(a) (b)
.......................... 1,339,287 7,972,603
DNB Bank ASA .......................... 5,964,786 171,030,321
DNO ASA .............................. 3,010,642 5,113,776
DOF Group ASA ......................... 1,009,117 11,810,779
Elkem ASA
(a) (d)
........................... 2,466,650 7,327,552
Entra ASA
(d)
............................ 653,782 7,671,187
Equinor ASA ............................ 5,127,559 137,821,142
Europris ASA
(d)
.......................... 1,103,432 10,137,117
Frontline PLC ........................... 1,035,515 29,475,992
Gjensidige Forsikring ASA ................... 1,391,263 39,598,890
Grieg Seafood ASA
(a) (b)
..................... 433,280 3,354,897
Hoegh Autoliners ASA ..................... 739,551 8,240,738
Kitron ASA ............................. 1,374,673 11,815,839
Kongsberg Gruppen ASA ................... 3,024,557 103,896,799
Leroy Seafood Group ASA ................... 1,918,486 9,453,997
LINK Mobility Group Holding ASA
(a) (b)
............ 1,218,714 4,249,802
Mowi ASA .............................. 3,189,972 73,535,502
MPC Container Ships ASA .................. 2,583,651 5,007,175
NORBIT ASA
(b)
.......................... 245,468 4,717,870
Nordic Semiconductor ASA
(a)
................. 1,249,931 16,785,860
Norsk Hydro ASA ......................... 9,533,303 84,635,503
Norwegian Air Shuttle ASA .................. 4,692,471 7,920,723
Odfjell Drilling Ltd. ........................ 633,634 6,306,861
Orkla ASA .............................. 4,847,986 57,683,074
Paratus Energy Services Ltd. ................. 667,507 3,243,291
Protector Forsikring ASA .................... 636,502 34,479,967
Salmar ASA ............................ 475,472 28,324,086
Scatec ASA
(a) (d)
.......................... 876,561 10,471,811
SpareBank 1 Nord Norge ................... 612,691 9,340,417
Sparebank 1 Oestlandet
(b)
................... 90,425 1,838,080
SpareBank 1 SMN ........................ 1,285,747 25,833,762
SpareBank 1 Sor-Norge ASA ................. 1,359,610 27,408,719
Stolt-Nielsen Ltd. ......................... 165,612 5,195,120
Storebrand ASA .......................... 2,910,519 50,933,660
Subsea 7 SA ............................ 1,551,237 39,652,856
Telenor ASA ............................ 4,137,351 69,596,684
TGS ASA .............................. 1,387,074 14,620,216
TOMRA Systems ASA ..................... 1,566,766 20,785,012
Vend Marketplaces ASA .................... 1,159,955 32,062,720
Wallenius Wilhelmsen ASA , Class B ............ 790,294 9,182,191
Wilh Wilhelmsen Holding ASA , Class A .......... 92,508 6,579,926
Yara International ASA ..................... 1,127,458 51,821,066
1,399,071,422
a
Portugal  —  0 .2%
Altri SGPS SA
(b)
.......................... 789,193 4,049,311
Banco Comercial Portugues SA , Class R ......... 52,359,540 56,674,125
Security Shares Value
a
Portugal (continued)
Corticeira Amorim SGPS SA ................. 47,650 $ 377,978
CTT-Correios de Portugal SA ................. 981,365 7,895,648
EDP Renovaveis SA ....................... 2,188,669 33,248,901
EDP SA ............................... 21,166,713 108,234,803
Galp Energia SGPS SA , Class B .............. 2,832,456 56,359,159
Jeronimo Martins SGPS SA .................. 1,864,105 43,957,557
Mota-Engil SGPS SA
(b)
..................... 834,411 4,407,096
Navigator Co. SA (The) ..................... 2,027,004 7,672,700
NOS SGPS SA .......................... 1,511,338 7,856,653
REN - Redes Energeticas Nacionais SGPS SA ..... 3,607,639 14,710,518
Sonae SGPS SA ......................... 7,997,887 16,783,875
362,228,324
a
Singapore  —  1 .8%
AIMS APAC REIT ........................ 537,193 634,637
Bitdeer Technologies Group , Class A
(a) (b)
......... 767,181 10,004,040
CapitaLand Ascendas REIT .................. 26,643,703 59,624,831
CapitaLand Ascott Trust .................... 15,310,968 11,817,009
CapitaLand China Trust
(b)
................... 8,197,080 5,052,073
Capitaland India Trust ...................... 5,607,146 5,471,045
CapitaLand Integrated Commercial Trust ......... 44,342,505 83,248,800
CapitaLand Investment Ltd. .................. 17,456,100 42,263,451
CDL Hospitality Trusts
(b)
.................... 8,280,646 5,638,979
Centurion Corp. Ltd. ....................... 1,133,400 1,354,142
City Developments Ltd. ..................... 3,992,600 29,092,385
ComfortDelGro Corp. Ltd. ................... 14,157,600 16,356,508
DBS Group Holdings Ltd. ................... 14,345,490 666,812,152
Digital Core REIT Management Pte Ltd. ......... 6,013,200 3,247,790
ESR-REIT ............................. 4,971,542 10,674,935
Far East Hospitality Trust ................... 624,000 299,435
First Resources Ltd. ....................... 3,434,700 5,777,236
Frasers Centrepoint Trust ................... 9,532,854 16,785,324
Frasers Logistics & Commercial Trust ........... 20,164,286 16,027,430
Genting Singapore Ltd. ..................... 47,965,800 27,692,929
Golden Agri-Resources Ltd. .................. 47,018,100 10,673,020
Grab Holdings Ltd. , Class A
(a)
................. 16,544,022 71,139,295
Hafnia Ltd. ............................. 2,001,544 12,269,151
Hong Leong Asia Ltd. ...................... 902,300 2,435,316
Hutchison Port Holdings Trust , Class U .......... 35,604,600 8,189,058
iFAST Corp. Ltd. ......................... 1,291,200 10,707,368
Keppel DC REIT ......................... 15,708,293 28,147,742
Keppel Infrastructure Trust .................. 26,101,069 10,656,382
Keppel Ltd. ............................. 10,631,100 91,457,475
Keppel REIT
(b)
........................... 26,393,056 20,464,329
Lendlease Global Commercial REIT ............ 14,117,509 7,084,358
Mapletree Industrial Trust
(b)
.................. 14,932,420 24,754,057
Mapletree Logistics Trust ................... 23,994,179 25,528,374
Mapletree Pan Asia Commercial Trust
(b)
.......... 15,596,556 17,886,964
NETLINK NBN TRUST ..................... 26,015,000 20,013,430
Olam Group Ltd.
(b)
........................ 5,664,800 3,979,116
Oversea-Chinese Banking Corp. Ltd. ........... 23,279,300 388,520,817
Parkway Life REIT
(b)
....................... 3,138,600 10,071,923
Raffles Medical Group Ltd. .................. 7,784,600 6,088,890
Riverstone Holdings Ltd.
(b)
................... 3,238,200 1,948,076
Sasseur Real Estate Investment Trust ........... 298,200 160,731
SATS Ltd.
(b)
............................. 7,261,826 21,634,024
Sea Ltd. , Class A , ADR
(a)
.................... 2,628,396 306,181,850
Seatrium Ltd.
(b)
.......................... 16,072,987 26,655,324
Sembcorp Industries Ltd. ................... 6,352,500 30,101,178
Sheng Siong Group Ltd. .................... 5,640,100 12,063,490
SIA Engineering Co. Ltd.
(b)
................... 542,200 1,407,107
Singapore Airlines Ltd. ..................... 10,489,000 52,361,250
Singapore Exchange Ltd. ................... 5,778,000 80,060,572
Singapore Post Ltd.
(b)
...................... 11,551,800 3,586,797
Singapore Technologies Engineering Ltd. ......... 11,261,900 86,576,848

iShares
®
Core MSCI EAFE ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Security Shares Value
a
Singapore (continued)
Singapore Telecommunications Ltd. ............ 52,000,800 $ 187,654,788
Starhill Global REIT ....................... 12,636,600 5,861,635
StarHub Ltd.
(b)
........................... 4,857,500 4,353,078
Stoneweg Europe Stapled Trust , NVS ........... 1,118,740 2,108,496
Suntec REIT
(b)
........................... 15,568,200 17,586,089
Super Hi International Holding Ltd.
(a) (b)
........... 916,000 1,501,858
UMS Integration Ltd.
(b)
..................... 5,064,250 5,338,178
United Overseas Bank Ltd. .................. 8,504,200 256,309,247
UOL Group Ltd. .......................... 3,372,400 28,802,236
Venture Corp. Ltd. ........................ 2,016,600 25,895,400
Wilmar International Ltd. .................... 13,070,500 34,898,776
Yangzijiang Financial Holding Ltd. .............. 16,564,700 4,613,299
Yangzijiang Maritime Development Ltd.
(a) (b)
........ 18,133,700 8,552,960
Yangzijiang Shipbuilding Holdings Ltd. ........... 18,068,000 47,452,210
Yanlord Land Group Ltd.
(a) (b)
.................. 6,622,900 3,778,847
3,045,386,540
a
Spain  —  3 .6%
Acciona SA ............................. 175,357 37,686,983
Acerinox SA ............................ 1,292,311 19,196,838
ACS Actividades de Construccion y Servicios SA ... 1,249,591 140,199,287
Aena SME SA
(d)
.......................... 5,151,525 159,993,740
Almirall SA ............................. 545,239 8,161,878
Amadeus IT Group SA ..................... 3,109,939 208,510,957
Atresmedia Corp. de Medios de Comunicacion SA .. 863,186 5,371,433
Banco Bilbao Vizcaya Argentaria SA ............ 39,595,318 1,005,073,412
Banco de Sabadell SA ..................... 35,261,020 138,321,324
Banco Santander SA ...................... 102,377,345 1,307,160,387
Bankinter SA ............................ 4,653,911 79,442,135
CaixaBank SA ........................... 26,850,772 354,434,895
Cellnex Telecom SA
(d)
...................... 3,455,837 106,889,530
CIE Automotive SA ........................ 409,503 13,949,850
Colonial SFL Socimi SA .................... 2,189,875 13,544,667
Construcciones y Auxiliar de Ferrocarriles SA ...... 182,181 12,144,763
Distribuidora Internacional de Alimentacion SA
(a)
.... 49,000 2,273,658
eDreams ODIGEO SA
(a)
.................... 325,447 1,346,558
Elecnor SA ............................. 88,036 2,806,133
Enagas SA ............................. 1,616,841 26,610,905
Ence Energia y Celulosa SA
(a) (b)
............... 1,158,123 3,049,625
Endesa SA ............................. 2,241,153 82,592,130
Ferrovial SE ............................ 3,565,874 240,857,091
Fluidra SA ............................. 665,459 19,357,080
Gestamp Automocion SA
(d)
.................. 1,346,654 4,828,212
Grenergy Renovables SA
(a)
.................. 92,581 10,567,768
Grifols SA , Class A ........................ 2,129,372 27,243,271
Iberdrola SA ............................ 44,243,795 994,721,870
Indra Sistemas SA
(b)
....................... 561,699 36,304,821
Industria de Diseno Textil SA ................. 7,730,405 503,018,193
International Consolidated Airlines Group SA , Class DI 8,154,185 46,770,871
Laboratorios Farmaceuticos Rovi SA ............ 148,844 12,708,497
Linea Directa Aseguradora SA Cia de Seguros y
Reaseguros ........................... 4,198,420 5,852,476
Logista Integral SA ........................ 399,726 14,580,681
Mapfre SA ............................. 3,493,837 15,986,874
Melia Hotels International SA ................. 837,227 7,469,766
Merlin Properties Socimi SA ................. 2,734,118 40,692,435
Naturgy Energy Group SA ................... 1,663,888 52,226,210
Neinor Homes SA
(a) (d)
...................... 445,078 10,605,193
Pharma Mar SA .......................... 101,390 9,485,730
Prosegur Cash SA
(d)
....................... 207,254 157,473
Prosegur Cia de Seguridad SA ................ 1,343,151 4,471,140
Redeia Corp. SA ......................... 1,672,728 28,907,979
Repsol SA ............................. 7,827,803 154,216,269
Sacyr SA .............................. 4,024,019 18,935,387
Solaria Energia y Medio Ambiente SA
(a)
.......... 567,088 12,507,248
Security Shares Value
a
Spain (continued)
Tecnicas Reunidas SA
(a)
.................... 392,978 $ 14,879,939
Telefonica SA ........................... 25,473,865 103,125,761
Unicaja Banco SA
(d)
....................... 8,801,114 30,160,405
Vidrala SA ............................. 148,885 15,554,501
Viscofan SA ............................ 280,380 18,816,479
6,183,770,708
a
Sweden  —  4 .1%
AAK AB ............................... 1,285,846 35,980,472
AcadeMedia AB
(d)
......................... 240,578 2,549,170
AddLife AB , Class B ....................... 777,780 11,914,681
Addnode Group AB , Class B ................. 663,618 6,377,997
AddTech AB , Class B ...................... 1,822,327 59,169,104
AFRY AB , Class B ........................ 731,339 11,604,877
Alfa Laval AB ........................... 1,991,075 115,327,553
Alleima AB ............................. 1,356,827 11,858,313
Ambea AB
(d)
............................ 445,061 6,795,206
Apotea AB
(a)
............................ 250,653 1,677,101
AQ Group AB ........................... 230,857 5,081,394
Arjo AB , Class B ......................... 1,631,516 4,890,914
Asker Healthcare Group AB
(a)
................. 1,056,991 8,909,281
Asmodee Group AB , Class B
(a)
................ 1,034,814 12,416,829
Assa Abloy AB , Class B .................... 6,921,783 279,874,901
Atlas Copco AB , Class A .................... 18,478,028 381,057,324
Atlas Copco AB , Class B .................... 10,569,992 190,129,457
Atrium Ljungberg AB , Class B ................ 1,868,365 7,076,465
Attendo AB
(d)
............................ 899,806 8,982,313
Avanza Bank Holding AB ................... 876,504 34,150,705
Axfood AB ............................. 794,363 27,208,549
Beijer Ref AB , Class B ..................... 2,760,277 39,292,184
Betsson AB , Class B ...................... 836,614 9,823,175
Better Collective A.S.
(a) (b)
.................... 247,889 2,955,466
Bilia AB , Class A ......................... 574,233 8,136,509
Billerud Aktiebolag ........................ 1,540,469 12,456,379
BioArctic AB , Class B
(a) (b) (d)
................... 308,299 11,071,436
BioGaia AB , Class B ....................... 711,710 8,753,862
Boliden AB
(a)
............................ 1,983,839 138,921,682
BoneSupport Holding AB
(a) (d)
................. 411,294 8,540,668
Boozt AB
(a) (d)
............................ 380,217 3,861,248
Bravida Holding AB
(d)
...................... 1,587,116 15,636,391
Bufab AB .............................. 828,099 9,166,493
Bure Equity AB .......................... 358,067 8,841,169
Camurus AB
(a)
........................... 278,453 20,902,615
Castellum AB ........................... 2,875,474 35,547,326
Catena AB ............................. 295,947 15,362,505
Cibus Nordic Real Estate AB publ .............. 474,370 8,217,265
Clas Ohlson AB , Class B .................... 249,286 8,535,746
Cloetta AB , Class B ....................... 1,686,656 8,244,401
Coffee Stain Group AB , Class B
(a) (b)
............. 957,682 1,993,312
Corem Property Group AB , Class B ............ 3,691,224 1,711,452
Creades AB , Class A ...................... 292,295 2,275,135
Dios Fastigheter AB ....................... 477,461 3,457,962
Dometic Group AB
(d)
....................... 2,147,861 9,244,030
Dynavox Group AB
(a)
...................... 616,094 6,027,318
Electrolux AB , Class B
(a)
.................... 1,628,958 13,158,066
Electrolux Professional AB , Class B ............ 1,927,113 13,278,585
Elekta AB , Class B ........................ 2,623,900 16,866,957
Embracer Group AB , Class B
(a) (b)
.............. 957,660 5,245,590
Engcon AB , Class B ....................... 260,820 2,339,774
Epiroc AB , Class A ........................ 4,667,628 130,848,426
Epiroc AB , Class B ........................ 2,505,639 62,483,342
EQT AB ............................... 3,298,544 125,198,615
Essity AB , Class B ........................ 4,145,941 122,755,708
Evolution AB
(d)
........................... 916,578 59,541,924
Fabege AB ............................. 1,661,813 15,344,835

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
20
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Sweden (continued)
Fastighets AB Balder , Class B
(a)
............... 5,170,809 $ 39,001,365
Getinge AB , Class B ....................... 1,615,882 35,407,705
Granges AB ............................ 777,456 13,039,790
H & M Hennes & Mauritz AB , Class B ........... 3,447,527 69,037,197
Hemnet Group AB ........................ 602,153 9,602,109
Hexagon AB , Class B ...................... 14,243,620 160,597,356
Hexpol AB , Class B ....................... 1,830,378 14,981,068
HMS Networks AB
(a)
....................... 192,513 8,678,290
Hoist Finance AB
(d)
........................ 278,496 3,917,571
Holmen AB , Class B ....................... 591,955 22,188,202
Hufvudstaden AB , Class A ................... 817,549 11,297,111
Husqvarna AB , Class B ..................... 2,663,610 13,607,272
Industrivarden AB , Class A .................. 880,991 44,041,113
Industrivarden AB , Class C .................. 1,080,341 54,086,276
Indutrade AB ............................ 1,900,887 44,624,236
Instalco AB ............................. 1,470,582 4,194,614
Intrum AB
(a) (b)
............................ 550,389 2,752,737
Investment AB Latour , Class B ................ 1,006,716 25,069,472
Investor AB , Class B ....................... 12,443,795 479,828,402
INVISIO AB
(b)
........................... 248,335 7,266,679
Inwido AB .............................. 529,141 9,107,727
JM AB ................................ 431,556 6,640,985
Kinnevik AB , Class B
(a)
..................... 1,693,081 13,895,523
L E Lundbergforetagen AB , Class B ............ 532,095 31,696,159
Lagercrantz Group AB , Class B ............... 1,435,037 31,442,527
Lifco AB , Class B ......................... 1,634,658 56,170,089
Lindab International AB ..................... 571,727 12,018,982
Loomis AB , Class B ....................... 502,746 20,862,067
Medcap AB
(a)
............................ 41,907 2,312,842
Medicover AB , Class B ..................... 434,682 9,891,979
Mildef Group AB
(b)
........................ 340,143 5,011,961
Millicom International Cellular SA
(a)
............. 707,884 43,202,161
MIPS AB .............................. 183,216 5,702,791
Modern Times Group MTG AB , Class B
(a)
......... 602,551 7,033,840
Munters Group AB
(d)
....................... 924,806 18,259,052
Mycronic AB ............................ 1,058,450 24,363,518
NCAB Group AB
(a)
........................ 1,031,670 5,325,421
NCC AB , Class B ......................... 594,233 15,216,375
New Wave Group AB , Class B ................ 614,919 7,373,454
Nibe Industrier AB , Class B .................. 10,677,429 40,902,845
Nolato AB , Class B ........................ 1,511,129 9,876,140
Nordea Bank Abp ........................ 21,339,277 412,283,222
Nordnet AB publ ......................... 946,162 30,611,264
Norion Bank AB
(a)
......................... 133,157 1,014,310
NP3 Fastigheter AB ....................... 193,136 5,724,154
Nyfosa AB ............................. 1,246,832 9,911,894
Pandox AB , Class B ....................... 716,642 15,447,125
Paradox Interactive AB ..................... 229,208 3,341,098
Peab AB , Class B ........................ 1,276,873 12,761,972
Platzer Fastigheter Holding AB , Class B ......... 393,380 3,277,089
Plejd AB
(a)
.............................. 48,517 4,711,446
Polestar Automotive Holding UK PLC , Class A , ADR
(a) (b)
93,569 1,415,699
Ratos AB , Class B ........................ 1,521,688 6,504,111
RaySearch Laboratories AB , Class B ........... 140,228 2,995,379
Saab AB , Class B ........................ 2,205,209 172,056,776
Sagax AB , Class B ........................ 1,580,764 34,857,663
Samhallsbyggnadsbolaget i Norden AB
(a) (b)
........ 8,783,933 4,837,438
Sandvik AB ............................. 7,329,315 289,407,861
Scandic Hotels Group AB
(d)
.................. 1,106,576 11,057,736
Sdiptech AB , Class B
(a) (b)
.................... 195,504 3,744,748
Sectra AB , Class B ........................ 939,483 23,228,153
Securitas AB , Class B ...................... 3,395,205 56,146,155
Sinch AB
(a) (d)
............................ 4,582,040 13,729,689
Skandinaviska Enskilda Banken AB , Class A ...... 10,377,784 223,064,461
Security Shares Value
a
Sweden (continued)
Skanska AB , Class B ...................... 2,385,736 $ 72,460,017
SKF AB , Class B ......................... 2,352,869 61,519,747
SkiStar AB , Class B ....................... 170,638 3,212,133
Spotify Technology SA
(a)
.................... 1,073,335 537,043,167
SSAB AB , Class A ........................ 1,452,623 12,009,933
SSAB AB , Class B ........................ 4,427,599 36,423,007
Storskogen Group AB , Class B ................ 10,378,474 12,600,504
Storytel AB , Class B ....................... 265,990 2,526,060
Svenska Cellulosa AB SCA , Class B ............ 4,226,571 52,920,528
Svenska Handelsbanken AB , Class A ........... 9,913,520 156,287,160
Svolder AB , Class B ....................... 645,130 3,976,923
Sweco AB , Class B ....................... 1,471,769 24,382,960
Swedbank AB , Class A ..................... 5,779,001 224,689,058
Swedish Orphan Biovitrum AB
(a)
............... 1,369,925 52,023,382
Synsam AB ............................. 737,513 5,424,149
Tele2 AB , Class B ........................ 3,775,832 69,469,732
Telefonaktiebolaget LM Ericsson , Class B ........ 19,142,138 207,312,474
Telia Co. AB ............................ 16,161,533 73,833,298
Thule Group AB
(d)
......................... 753,955 18,063,016
Trelleborg AB , Class B ..................... 1,405,996 56,895,347
Troax Group AB .......................... 159,825 2,607,508
Truecaller AB , Class B ..................... 1,977,139 3,423,597
Vimian Group AB
(a) (b)
....................... 1,337,287 4,009,405
Vitec Software Group AB , Class B ............. 217,083 6,095,706
Vitrolife AB ............................. 518,181 6,754,657
Volvo AB , Class B ........................ 10,866,742 394,869,104
Wallenstam AB , Class B .................... 2,627,258 11,964,722
Wihlborgs Fastigheter AB ................... 1,970,564 20,360,014
Xvivo Perfusion AB
(a) (b)
..................... 168,254 4,252,669
Yubico AB
(a) (b)
........................... 317,724 2,367,968
7,110,502,548
a
Switzerland  —  8 .7%
ABB Ltd. , Registered ...................... 10,975,904 945,003,638
Accelleron Industries AG .................... 657,571 62,986,732
Adecco Group AG , Registered ................ 1,184,284 34,801,838
Alcon AG .............................. 3,408,304 275,875,897
Allreal Holding AG , Registered ................ 104,997 30,712,965
ALSO Holding AG , Registered ................ 40,707 10,490,294
ams-OSRAM AG
(a)
........................ 676,362 7,037,377
Aryzta AG
(a)
............................. 163,008 11,554,745
Autoneum Holding AG ..................... 25,735 4,209,166
Avolta AG
(a)
............................. 653,113 39,984,527
Bachem Holding AG , Class B ................. 233,420 21,159,021
Banque Cantonale Vaudoise , Registered ......... 207,076 28,023,619
Barry Callebaut AG , Registered
(b)
.............. 24,442 43,116,098
Basilea Pharmaceutica Ag Allschwil , Registered
(a)
... 108,404 7,592,635
Belimo Holding AG , Registered ............... 69,014 75,485,914
BKW AG .............................. 155,201 29,342,508
Bossard Holding AG , Class A, Registered ........ 47,399 9,315,017
Bucher Industries AG , Registered .............. 51,616 23,944,878
Burckhardt Compression Holding AG ........... 25,261 17,464,102
Burkhalter Holding AG ..................... 46,167 8,390,246
Bystronic AG ............................ 9,208 3,213,632
Cembra Money Bank AG .................... 209,464 26,776,197
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 7,258 104,308,173
Chocoladefabriken Lindt & Spruengli AG , Registered . 638 94,303,876
Cie Financiere Richemont SA , Class A, Registered .. 3,690,302 716,322,806
Cie Financiere Tradition SA , Bearer ............ 4,253 1,620,207
Clariant AG , Registered
(a)
................... 1,459,185 13,501,258
Comet Holding AG , Registered ................ 55,564 21,513,684
COSMO Pharmaceuticals N.V. ................ 67,033 10,051,254
Daetwyler Holding AG , Bearer ................ 56,536 11,554,945
DKSH Holding AG ........................ 236,161 17,327,627

iShares
®
Core MSCI EAFE ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
21
Schedule of Investments
Security Shares Value
a
Switzerland (continued)
dormakaba Holding AG ..................... 239,629 $ 18,020,746
Dottikon Es Holding AG , Registered
(a)
........... 17,174 8,275,000
EFG International AG
(a)
..................... 763,841 19,519,921
Emmi AG , Registered ...................... 15,603 15,807,383
EMS-Chemie Holding AG , Registered ........... 48,593 37,779,502
Flughafen Zurich AG , Registered .............. 138,449 42,999,653
Forbo Holding AG , Registered ................ 7,383 8,719,206
Galderma Group AG ....................... 1,064,558 198,432,487
Galenica AG
(d)
........................... 347,203 43,399,529
Geberit AG , Registered ..................... 233,983 178,667,115
Georg Fischer AG , Registered ................ 543,707 36,238,540
Givaudan SA , Registered ................... 63,177 244,209,906
Helvetia Baloise Holding AG ................. 551,694 139,921,001
Holcim AG
(a)
............................ 3,502,950 361,044,988
Huber + Suhner AG , Registered ............... 122,134 24,702,164
Idorsia Ltd.
(a)
............................ 468,230 2,222,090
Implenia AG , Registered .................... 122,316 11,713,958
Inficon Holding AG , Registered ................ 113,190 17,912,367
Interroll Holding AG , Registered ............... 4,068 9,796,245
Intershop Holding AG ...................... 54,628 11,838,237
Julius Baer Group Ltd. ..................... 1,414,842 118,182,154
Kardex Holding AG , Registered ............... 43,171 15,176,242
Kuehne + Nagel International AG , Registered ...... 324,089 75,046,759
Kuros Biosciences AG , Registered
(a)
............ 208,442 6,933,361
Landis+Gyr Group AG
(a)
.................... 172,408 12,111,474
LEM Holding SA , Registered
(a)
................ 2,465 900,631
Logitech International SA , Registered ........... 1,045,738 90,092,527
Lonza Group AG , Registered ................. 481,785 327,348,835
Medacta Group SA
(d)
...................... 35,782 7,656,288
Mobilezone Holding AG , Registered ............ 561,787 10,244,263
Mobimo Holding AG , Registered ............... 56,637 28,521,518
Montana Aerospace AG
(a) (d)
.................. 141,322 6,099,720
Nestle SA , Registered ..................... 17,661,635 1,685,388,265
Novartis AG , Registered .................... 13,030,190 1,933,286,347
OC Oerlikon Corp. AG Pfaffikon , Registered ....... 1,428,232 6,550,840
Partners Group Holding AG .................. 155,390 211,881,094
PolyPeptide Group AG
(a) (d)
................... 100,856 3,565,143
PSP Swiss Property AG , Registered ............ 322,009 64,633,336
R&S Group Holding AG
(a)
................... 199,614 4,164,750
Roche Holding AG , Bearer .................. 212,396 98,152,695
Roche Holding AG , NVS .................... 4,826,438 2,194,772,309
Sandoz Group AG ........................ 2,871,853 227,524,922
Schindler Holding AG , Participation Certificates , NVS 279,843 107,975,286
Schindler Holding AG , Registered .............. 158,258 58,204,340
Sensirion Holding AG
(a) (d)
.................... 53,363 3,986,635
SFS Group AG .......................... 142,491 20,919,697
SGS SA , Registered ....................... 1,122,447 135,097,112
Siegfried Holding AG , Registered
(a)
............. 288,909 35,524,741
SIG Group AG
(a) (b)
........................ 2,122,889 32,848,363
Sika AG , Registered ....................... 1,037,823 199,148,347
SKAN Group AG ......................... 66,755 5,046,164
Softwareone Holding AG .................... 1,153,062 11,866,171
Sonova Holding AG , Registered ............... 345,097 94,447,276
Stadler Rail AG .......................... 388,606 9,956,037
Straumann Holding AG , Registered ............. 768,182 92,389,028
Sulzer AG , Registered ..................... 144,094 31,047,509
Sunrise Communications AG , Class A ........... 467,990 26,561,413
Swatch Group AG (The) , Bearer ............... 202,377 47,748,334
Swiss Life Holding AG , Registered ............. 194,959 213,782,780
Swiss Prime Site AG , Registered .............. 551,469 93,882,405
Swiss Re AG ............................ 2,044,726 326,714,074
Swisscom AG , Registered ................... 176,215 144,686,771
Swissquote Group Holding SA , Registered ........ 80,127 45,616,805
Tecan Group AG , Registered ................. 89,429 15,756,061
Security Shares Value
a
Switzerland (continued)
Temenos AG , Registered ................... 377,673 $ 33,376,413
TX Group AG ........................... 7,142 1,538,459
UBS Group AG , Registered .................. 21,897,260 1,036,077,157
Valiant Holding AG , Registered ............... 124,655 25,023,710
VAT Group AG
(d)
......................... 185,887 120,206,863
Vetropack Holding AG , Registered ............. 61,202 1,785,921
Vontobel Holding AG , Registered .............. 216,305 18,642,450
Ypsomed Holding AG , Registered .............. 34,678 13,724,348
Zehnder Group AG , Registered ............... 107,039 11,397,874
Zurich Insurance Group AG .................. 994,917 707,805,605
14,989,222,536
a
United Arab Emirates  —  0 .0%
NMC Health PLC
(a) (c)
....................... 475,795 7
a
United Kingdom  —  14 .5%
3i Group PLC ........................... 6,744,390 309,831,339
4imprint Group PLC ....................... 181,858 10,188,887
Aberdeen Group PLC ...................... 12,661,947 37,805,895
Admiral Group PLC ....................... 1,799,083 67,706,620
Advanced Medical Solutions Group PLC ......... 2,283,546 6,727,561
AG Barr PLC ............................ 694,613 6,061,216
AJ Bell PLC ............................ 2,074,691 13,138,448
Anglo American PLC , NVS .................. 7,686,844 356,422,062
Antofagasta PLC ......................... 2,753,327 136,431,553
AO World PLC
(a)
......................... 2,466,658 3,665,524
Ashmore Group PLC ...................... 2,811,103 9,100,993
Ashtead Group PLC ....................... 2,915,026 187,668,506
Associated British Foods PLC ................ 2,240,797 58,561,663
Aston Martin Lagonda Global Holdings PLC
(a) (b) (d)
.... 2,526,134 2,122,580
AstraZeneca PLC ........................ 10,643,152 1,982,969,512
ATALAYA MINING COPPER SA ............... 773,486 10,834,217
Autotrader Group PLC
(d)
.................... 6,050,230 44,599,188
Aviva PLC ............................. 20,680,074 180,285,780
Avon Technologies PLC .................... 59,615 1,430,812
B&M European Value Retail SA ............... 6,997,875 16,894,257
Babcock International Group PLC .............. 1,765,152 34,802,500
BAE Systems PLC ........................ 20,643,169 560,398,870
Balfour Beatty PLC ....................... 3,888,564 38,078,050
Baltic Classifieds Group PLC ................. 2,340,540 6,517,451
Barclays PLC ........................... 96,382,144 643,261,072
Barratt Redrow PLC ....................... 9,480,951 50,483,527
Beazley PLC ............................ 4,278,294 66,465,575
Bellway PLC ............................ 807,693 30,058,245
Berkeley Group Holdings PLC ................ 697,378 39,401,035
Big Yellow Group PLC ..................... 1,259,031 17,822,587
Bodycote PLC ........................... 1,224,819 12,494,442
BP PLC ............................... 108,044,769 685,064,064
Breedon Group PLC ....................... 2,068,796 9,522,938
Bridgepoint Group PLC
(d)
.................... 1,406,122 5,230,388
British American Tobacco PLC ................ 14,921,728 901,475,460
British Land Co. PLC (The) .................. 6,855,186 39,101,486
BT Group PLC .......................... 41,586,502 109,310,997
Bunzl PLC ............................. 2,220,064 62,257,404
Burberry Group PLC
(a)
..................... 2,471,070 37,335,211
Bytes Technology Group PLC ................ 1,404,259 6,475,474
C&C Group PLC ......................... 2,644,669 3,944,529
Carnival PLC
(a)
.......................... 958,765 28,478,267
Centrica PLC ........................... 33,573,492 87,912,570
Cerillion PLC ............................ 30,058 699,208
Chemring Group PLC ...................... 1,929,545 13,191,056
Clarkson PLC ........................... 200,422 11,507,322
Close Brothers Group PLC
(a)
................. 930,496 6,459,379
CMC Markets PLC
(d)
....................... 612,070 2,734,531
Coats Group PLC ........................ 12,909,352 15,023,017

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
22
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
United Kingdom (continued)
Coca-Cola HBC AG , Class DI
(a)
............... 1,483,309 $ 80,558,001
Cohort PLC
(b)
........................... 33,460 530,331
Compass Group PLC ...................... 11,592,714 347,612,560
Computacenter PLC ....................... 507,604 23,231,920
Convatec Group PLC
(d)
..................... 11,251,586 35,491,085
Craneware PLC .......................... 175,076 4,024,697
Cranswick PLC .......................... 361,145 25,993,493
Crest Nicholson Holdings PLC ................ 2,171,630 4,525,672
Croda International PLC .................... 926,756 34,632,763
Currys PLC ............................. 7,131,276 14,291,466
CVS Group PLC ......................... 526,795 9,400,512
DCC PLC
(b)
............................. 680,730 43,151,065
Derwent London PLC ...................... 687,174 18,200,925
Diageo PLC ............................ 15,269,160 351,347,961
Diploma PLC ........................... 947,191 69,004,413
DiscoverIE Group PLC ..................... 614,880 5,334,294
Diversified Energy Co. ..................... 337,370 4,404,049
Domino's Pizza Group PLC .................. 2,692,252 6,717,766
Dowlais Group PLC ....................... 8,949,023 11,405,528
Dr Martens PLC .......................... 4,155,148 3,829,318
Drax Group PLC ......................... 2,649,592 32,666,386
Dunelm Group PLC ....................... 865,582 10,944,035
easyJet PLC ............................ 2,081,194 13,617,196
Elementis PLC .......................... 4,202,967 9,293,828
Endeavour Mining PLC ..................... 1,239,630 70,557,547
Energean PLC .......................... 1,048,848 12,163,248
Entain PLC ............................. 4,195,021 34,802,848
Experian PLC ........................... 6,292,199 238,315,379
Fevertree Drinks PLC ...................... 665,195 7,932,819
Firstgroup PLC .......................... 4,557,137 11,623,456
Foresight Group Holdings Ltd. ................ 466,818 2,705,839
Frasers Group PLC
(a)
...................... 1,286,342 12,253,637
Fresnillo PLC ........................... 1,485,778 73,169,461
Future PLC ............................. 732,674 5,428,834
Games Workshop Group PLC ................ 230,121 53,684,491
Gamma Communications PLC ................ 609,611 7,593,211
GB Group PLC .......................... 1,602,590 5,255,708
Genuit Group PLC ........................ 1,593,427 7,254,800
Genus PLC ............................. 458,121 19,856,357
Georgia Capital PLC
(a)
..................... 60,378 2,791,877
Glencore PLC
(a)
.......................... 69,195,282 471,728,778
Grafton Group PLC , CDI .................... 1,408,698 18,011,323
Grainger PLC ........................... 4,844,447 12,860,067
Great Portland Estates PLC .................. 2,811,686 14,389,169
Greatland Resources Ltd.
(a)
.................. 3,035,366 24,933,771
Greencore Group PLC ..................... 3,354,045 13,286,627
Greggs PLC ............................ 729,207 16,044,871
GSK PLC .............................. 27,921,329 722,091,943
Haleon PLC ............................ 61,249,603 320,329,309
Halma PLC ............................. 2,607,799 126,657,096
Hammerson PLC ......................... 3,029,543 14,710,457
Harbour Energy PLC ...................... 4,363,785 13,976,897
Hays PLC .............................. 9,883,084 6,426,709
Helios Towers PLC
(a)
...................... 4,867,390 11,550,205
Hikma Pharmaceuticals PLC ................. 1,154,750 24,222,462
Hill & Smith PLC ......................... 514,767 15,729,732
Hiscox Ltd. ............................. 2,284,050 46,456,075
Hochschild Mining PLC ..................... 2,322,867 20,962,831
Hollywood Bowl Group PLC .................. 954,207 3,381,736
Home REIT PLC
(a) (c)
....................... 4,179,974 554,236
Howden Joinery Group PLC ................. 3,874,646 44,387,595
HSBC Holdings PLC ...................... 118,253,297 2,086,097,646
Hunting PLC ............................ 1,180,755 7,183,768
Ibstock PLC
(d)
........................... 2,902,937 5,050,711
Security Shares Value
a
United Kingdom (continued)
ICG PLC .............................. 2,000,329 $ 49,774,920
IG Group Holdings PLC .................... 2,498,158 46,345,939
IMI PLC ............................... 1,792,325 67,682,275
Imperial Brands PLC ...................... 5,351,282 225,384,148
Inchcape PLC ........................... 2,435,097 27,206,317
Informa PLC ............................ 9,100,953 109,828,641
IntegraFin Holdings PLC .................... 1,830,298 8,811,184
InterContinental Hotels Group PLC ............. 1,008,107 136,195,457
International Workplace Group PLC ............ 5,136,086 17,412,045
Intertek Group PLC ....................... 1,100,259 67,498,303
Investec PLC ........................... 4,074,301 33,896,432
IP Group PLC
(a)
.......................... 6,227,530 5,057,538
ITV PLC ............................... 23,421,020 26,113,159
J D Wetherspoon PLC
(b)
.................... 625,099 5,735,151
J Sainsbury PLC ......................... 12,055,596 52,824,162
JD Sports Fashion PLC .................... 18,107,077 20,264,129
JET2 PLC .............................. 870,950 14,764,685
Johnson Matthey PLC ..................... 1,133,621 36,658,875
Johnson Service Group PLC ................. 2,697,794 5,190,287
JTC PLC
(d)
............................. 1,020,374 18,067,205
Jupiter Fund Management PLC ............... 3,262,520 8,386,654
Just Group PLC .......................... 6,578,613 19,490,345
Kainos Group PLC ........................ 572,676 7,050,731
Keller Group PLC ........................ 548,121 13,290,382
Kier Group PLC .......................... 2,932,875 8,987,146
Kingfisher PLC .......................... 12,156,668 56,022,689
Lancashire Holdings Ltd. .................... 1,549,174 13,083,301
Land Securities Group PLC .................. 4,894,935 43,689,433
Legal & General Group PLC ................. 39,534,315 143,541,819
Lion Finance Group PLC .................... 248,339 34,310,350
Lloyds Banking Group PLC .................. 403,077,767 601,877,524
London Stock Exchange Group PLC ............ 3,217,278 358,861,832
LondonMetric Property PLC .................. 16,334,209 44,838,861
M&G PLC .............................. 15,152,009 64,233,115
Man Group PLC ......................... 8,255,722 29,798,219
Marks & Spencer Group PLC ................. 14,250,687 71,470,065
Marshalls PLC ........................... 1,596,917 3,417,562
Melrose Industries PLC ..................... 8,780,113 75,490,842
Mitchells & Butlers PLC
(a)
................... 1,573,533 5,673,535
Mitie Group PLC ......................... 8,472,676 19,430,855
Molten Ventures PLC
(a)
..................... 1,044,137 7,238,057
Mondi PLC ............................. 3,026,673 35,370,349
MONY Group PLC ........................ 3,354,339 8,562,718
Moonpig Group PLC ....................... 2,138,474 6,276,660
Morgan Advanced Materials PLC .............. 2,285,746 7,162,436
Morgan Sindall Group PLC .................. 298,626 20,145,212
National Grid PLC ........................ 33,666,732 571,982,647
NatWest Group PLC ....................... 55,297,850 504,027,849
NCC Group PLC ......................... 1,773,030 3,418,135
Next PLC .............................. 805,233 146,197,189
Ninety One PLC ......................... 2,630,500 9,157,589
Ocado Group PLC
(a) (b)
...................... 3,970,928 11,900,396
OSB Group PLC ......................... 2,575,933 21,530,287
Oxford Instruments PLC .................... 354,586 12,202,726
Oxford Nanopore Technologies PLC
(a) (b)
.......... 3,736,411 7,968,079
Pagegroup PLC .......................... 2,154,811 6,088,877
Pan African Resources PLC ................. 11,623,771 20,572,472
Paragon Banking Group PLC ................. 1,810,059 21,993,938
Pearson PLC ........................... 4,100,632 53,935,404
Pennon Group PLC ....................... 3,351,299 25,119,873
Persimmon PLC ......................... 2,198,804 42,342,863
Pets at Home Group PLC ................... 3,206,681 8,980,818
Phoenix Group Holdings PLC ................ 4,838,012 49,036,528
Playtech PLC ........................... 1,649,109 6,700,434

iShares
®
Core MSCI EAFE ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
23
Schedule of Investments
Security Shares Value
a
United Kingdom (continued)
Plus500 Ltd. ............................ 613,747 $ 35,328,178
Polar Capital Holdings PLC .................. 543,196 4,384,466
Premier Foods PLC ....................... 3,856,283 9,962,497
Primary Health Properties PLC ................ 16,951,024 24,060,859
Prudential PLC .......................... 17,798,893 292,351,218
QinetiQ Group PLC ....................... 3,584,264 24,693,465
Quilter PLC
(d)
........................... 9,360,441 24,886,648
Rank Group PLC ......................... 845,462 1,019,218
Raspberry PI Holdings PLC
(a) (b)
................ 688,515 2,526,792
Rathbones Group PLC ..................... 355,692 10,766,251
Reckitt Benckiser Group PLC
(a)
............... 4,645,465 387,245,508
RELX PLC ............................. 12,528,899 444,174,744
Renishaw PLC .......................... 259,399 13,488,051
Rentokil Initial PLC ........................ 17,373,749 107,835,662
RHI Magnesita N.V. ....................... 180,088 6,837,507
Rightmove PLC .......................... 5,414,543 36,653,242
Rio Tinto PLC ........................... 7,846,049 715,828,800
Rolls-Royce Holdings PLC .................. 57,869,753 967,407,255
Rotork PLC ............................. 5,770,746 28,003,991
RS GROUP PLC ......................... 3,276,911 30,090,435
Safestore Holdings PLC .................... 1,607,052 18,185,814
Sage Group PLC (The) ..................... 6,687,908 87,699,888
Savills PLC ............................. 964,224 14,223,091
Schroders PLC .......................... 5,437,846 33,680,562
Segro PLC ............................. 8,841,730 92,118,252
Serco Group PLC ........................ 7,446,362 30,574,268
Serica Energy PLC ....................... 1,870,536 5,525,548
Severn Trent PLC ........................ 1,866,040 74,950,955
Shaftesbury Capital PLC .................... 10,121,743 19,912,225
Shell PLC .............................. 39,735,114 1,527,397,818
SigmaRoc PLC
(a)
......................... 6,083,215 11,939,486
Sirius Real Estate Ltd. ..................... 9,218,951 12,393,996
Smith & Nephew PLC ...................... 5,632,043 95,988,382
Smiths Group PLC ........................ 2,314,406 79,480,903
Softcat PLC ............................ 868,908 17,016,782
Spirax Group PLC ........................ 508,864 50,705,431
Spire Healthcare Group PLC
(d)
................ 1,548,063 4,338,321
SSE PLC .............................. 8,132,446 270,301,814
SSP Group PLC ......................... 5,240,126 13,120,442
St. James's Place PLC ..................... 3,688,987 77,045,688
Standard Chartered PLC .................... 13,472,830 344,721,655
Supermarket Income REIT PLC ............... 7,638,555 8,745,382
Target Healthcare REIT PLC ................. 3,860,655 5,494,648
Tate & Lyle PLC .......................... 2,624,415 13,577,818
Taylor Wimpey PLC ....................... 24,778,947 36,225,865
TBC Bank Group PLC ..................... 282,644 16,433,547
Telecom Plus PLC ........................ 564,555 10,313,528
Tesco PLC ............................. 45,058,983 262,189,282
THG PLC
(a) (b)
............................ 5,464,500 2,786,105
TP ICAP Group PLC ...................... 5,176,263 18,056,930
Trainline PLC
(a) (d)
......................... 3,072,185 8,609,907
Travis Perkins PLC ....................... 1,408,380 12,055,767
Tritax Big Box REIT PLC .................... 15,169,892 34,434,572
Trustpilot Group PLC
(a) (d)
.................... 2,296,545 5,788,445
TUI AG
(a)
.............................. 3,221,257 34,345,101
Unilever PLC ........................... 14,959,259 1,017,669,181
UNITE Group PLC (The) .................... 3,024,594 23,523,428
United Utilities Group PLC ................... 4,670,678 79,987,890
Vesuvius PLC ........................... 1,455,866 9,155,851
Victrex PLC ............................ 592,811 5,321,296
Vistry Group PLC
(a)
........................ 2,236,664 20,381,167
Vodafone Group PLC ...................... 133,437,571 196,517,081
Volex PLC ............................. 836,641 5,054,371
Volution Group PLC ....................... 1,276,951 11,217,771
Security Shares Value
a
United Kingdom (continued)
Watches of Switzerland Group PLC
(a) (d)
.......... 1,521,696 $ 10,838,500
Weir Group PLC (The) ..................... 1,819,052 80,345,193
WH Smith PLC .......................... 869,712 8,032,977
Whitbread PLC .......................... 1,208,865 45,124,990
Wise PLC , Class A
(a)
....................... 4,630,140 59,718,328
Workspace Group PLC ..................... 882,106 5,063,491
WPP PLC .............................. 7,402,478 30,707,134
XPS Pensions Group PLC ................... 759,820 3,597,362
Yellow Cake PLC
(a) (d)
....................... 1,668,423 15,575,713
Young & Co's Brewery PLC , Class A
(b)
........... 263,651 3,005,189
Zigup PLC ............................. 1,686,325 8,814,586
25,097,718,210
a
United States  —  0 .1%
Nebius Group N.V. , Class A
(a)
................. 1,447,788 123,337,060
a
Total Common Stocks — 99.2%
(Cost: $ 114,644,075,125 ) ............................. 171,083,591,859
a
Preferred Stocks
Germany  —  0 .3%
Bayerische Motoren Werke AG , Preference Shares ,
NVS ................................ 423,964 43,729,968
Dr Ing hc F Porsche AG , Preference Shares , NVS
(b) (d)
772,053 37,570,319
Draegerwerk AG & Co KGaA , Preference Shares , NVS 71,560 7,556,670
FUCHS SE , Preference Shares , NVS ........... 487,485 21,072,450
Henkel AG & Co. KGaA , Preference Shares , NVS ... 1,151,115 101,127,640
Jungheinrich AG , Preference Shares , NVS ........ 341,086 14,678,539
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 1,052,676 45,039,221
Sartorius AG , Preference Shares , NVS .......... 180,974 50,580,939
Sixt SE , Preference Shares , NVS .............. 96,652 6,093,895
STO SE & Co. KGaA , Preference Shares , NVS .... 11,896 1,667,643
Volkswagen AG , Preference Shares , NVS ........ 1,405,616 170,508,276
499,625,560
a
Italy  —  0 .0%
Danieli & C Officine Meccaniche SpA , Preference
Shares , NVS .......................... 186,192 9,605,908
a
Total Preferred Stocks — 0.3%
(Cost: $ 593,639,625 ) ................................ 509,231,468
a
Rights
Spain  —  0 .0%
ACS Actividades de Construccion y Servicios SA
(a)
.. 1,249,591 687,278
a
Total Rights — 0.0%
(Cost: $ 667,401 ) ................................... 687,278
a
Warrants
Italy  —  0 .0%
Webuild SpA (Issued/Exercisable 08/02/21, 1 Share
for 1 Warrant, Expires 08/31/30, Strike Price EUR
0.01)
(a) (b)
............................. 127,842 2
a
Total Warrants — 0.0%
(Cost: $ – ) ........................................ 2
a
Total Long-Term Investments — 99.5%
(Cost: $ 115,238,382,151 ) ............................. 171,593,510,607

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
24
2026
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(e) (f) (g)
...................... 1,174,213,472 $ 1,174,800,579
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(e) (f)
............................. 22,982,937 22,982,937
a
Total Short-Term Securities — 0.7%
(Cost: $ 1,197,724,431 ) ............................... 1,197,783,516
Security Value
Total Investments —   100 .2%
(Cost: $ 116,436,106,582 ) ............................. $ 172,791,294,123
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (366,141,648)
Net Assets — 100.0% ................................. $ 172,425,152,475
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 996,480,187 $ 178,231,669
(a)
$ — $ 29,638 $ 59,085 $ 1,174,800,579 1,174,213,472 $ 10,898,532
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 8,800,000 14,182,937
(a)
— — — 22,982,937 22,982,937 652,550 —
$ — $ 29,638 $ 59,085
$ 1,197,783,516
$ 11,551,082 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ......................................................................... 905 03/12/26 $ 209,237 $ 7,908,042
SPI 200 Index ........................................................................ 682 03/19/26 104,801 1,396,507
Euro STOXX 50 Index .................................................................. 3,998 03/20/26 282,020 4,690,787
FTSE 100 Index ...................................................................... 1,229 03/20/26 171,811 5,656,581
$ 19,651,917

iShares
®
Core MSCI EAFE ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
25
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 19,651,917 $ — $ — $ — $ 19,651,917
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 70,541,129 $ — $ — $ — $ 70,541,129
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 9,361,602 $ — $ — $ — $ 9,361,602
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 814,053,850
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,744,513,780 $ 166,330,037,445 $ 9,040,634 $ 171,083,591,859
Preferred Stocks ......................................... — 509,231,468 — 509,231,468
Rights ................................................ 687,278 — — 687,278
Warrants .............................................. — 2 — 2
Short-Term Securities
Money Market Funds ...................................... 1,197,783,516 — — 1,197,783,516
$ 5,942,984,574 $ 166,839,268,915 $ 9,040,634 $ 172,791,294,123
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 19,651,917 $ — $ — $ 19,651,917
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
26
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Austria  —  0 .6%
ANDRITZ AG ........................... 31,057 $ 2,687,187
BAWAG Group AG
(a) (b)
..................... 37,281 6,064,717
CA Immobilien Anlagen AG .................. 21,896 653,372
CPI Europe AG
(b) (c)
........................ 20,042 369,696
DO & CO AG ........................... 3,970 927,991
Erste Group Bank AG ...................... 144,463 18,781,476
EVN AG ............................... 7,907 266,424
Lenzing AG
(b) (c)
.......................... 5,929 178,997
Oesterreichische Post AG
(c)
.................. 23,676 923,340
OMV AG .............................. 67,668 4,020,002
Raiffeisen Bank International AG .............. 64,399 3,246,061
UNIQA Insurance Group AG ................. 77,585 1,438,190
Verbund AG ............................ 32,842 2,409,798
Vienna Insurance Group AG Wiener Versicherung
Gruppe .............................. 23,600 1,855,054
voestalpine AG .......................... 56,669 2,690,955
Wienerberger AG ......................... 59,444 1,964,893
48,478,153
a
Belgium  —  1 .9%
Ackermans & van Haaren N.V. ................ 10,622 3,142,712
Aedifica SA ............................. 24,858 2,188,947
Ageas SA/N.V. .......................... 66,901 4,752,003
Anheuser-Busch InBev SA/N.V. ............... 462,173 33,268,603
Argenx SE
(b)
............................ 29,076 24,452,060
Azelis Group N.V. ........................ 77,321 765,676
Barco N.V. ............................. 46,409 637,098
Bekaert SA ............................. 22,873 1,122,078
CMB Tech N.V. .......................... 64,819 854,385
Cofinimmo SA ........................... 20,346 2,115,582
Colruyt Group N.V.
(c)
....................... 20,321 779,471
Deme Group N.V. ........................ 1,469 292,830
D'ieteren Group .......................... 11,608 2,644,052
Elia Group SA/N.V. ........................ 22,871 3,311,278
Fagron ................................ 42,812 1,125,499
Financiere de Tubize SA .................... 9,241 2,357,265
Galapagos N.V.
(b) (c)
........................ 23,889 808,241
Gimv N.V. .............................. 6,670 360,206
Groupe Bruxelles Lambert N.V.
(c)
.............. 41,035 3,882,834
KBC Ancora ............................ 18,053 1,659,024
KBC Group N.V. ......................... 107,371 15,130,239
Lotus Bakeries N.V. ....................... 203 2,393,298
Melexis N.V. ............................ 11,816 893,263
Montea N.V. ............................ 8,918 755,367
Proximus SADP .......................... 82,198 749,964
Retail Estates N.V. ........................ 6,769 518,825
Shurgard Self Storage Ltd. .................. 12,577 456,517
Sofina SA .............................. 7,505 2,187,043
Solvay SA , Class A ....................... 37,437 1,102,152
Syensqo SA ............................ 32,945 2,772,774
UCB SA ............................... 59,771 18,213,745
Umicore SA ............................ 94,798 2,253,564
VGP N.V. .............................. 6,234 764,503
Warehouses De Pauw CVA .................. 94,182 2,668,707
141,379,805
a
Bermuda  —  0 .0%
AutoStore Holdings Ltd.
(a) (b)
.................. 382,915 443,871
a
Denmark  —  3 .2%
AL Sydbank ............................ 27,402 2,481,645
ALK-Abello A.S. , Class B
(b)
.................. 62,292 2,058,360
Alm Brand A.S. .......................... 367,875 1,018,899
Security Shares Value
a
Denmark (continued)
Ambu A.S. , Class B
(c)
...................... 92,161 $ 1,249,768
AP Moller - Maersk A.S. , Class A .............. 1,339 3,283,453
AP Moller - Maersk A.S. , Class B , NVS .......... 1,917 4,740,213
Bavarian Nordic A.S.
(b)
..................... 40,148 1,223,281
Carlsberg A.S. , Class B .................... 44,692 6,075,839
Chemometec A.S. ........................ 9,189 888,097
Coloplast A.S. , Class B ..................... 58,340 4,973,191
D/S Norden A.S. ......................... 11,240 507,714
Danske Bank A.S. ........................ 309,917 15,789,661
Demant A.S.
(b)
........................... 45,361 1,587,789
DSV A.S. .............................. 95,915 26,969,850
FLSmidth & Co. A.S. , Class B ................ 22,749 1,950,015
Genmab A.S.
(b)
.......................... 29,554 9,628,264
GN Store Nord A.S.
(b) (c)
..................... 72,768 1,277,357
H Lundbeck A.S. , Class B ................... 157,204 1,053,951
ISS A.S. ............................... 74,267 2,816,553
Jyske Bank A.S. , Registered ................. 20,205 2,940,363
Matas A.S.
(c)
............................ 8,509 130,392
Netcompany Group A.S.
(a) (b) (c)
................. 23,473 1,238,875
NKT A.S.
(b)
............................. 27,149 3,550,717
Novo Nordisk A.S. , Class B .................. 1,517,196 90,089,917
Novonesis Novozymes B ................... 167,381 10,256,028
Orsted A.S.
(a) (b)
.......................... 258,901 5,824,045
Pandora A.S. ........................... 38,559 3,121,106
Per Aarsleff Holding A.S. , Class B .............. 11,188 1,595,441
Ringkjoebing Landbobank A.S. ................ 11,904 3,000,853
ROCKWOOL A.S. , Class B .................. 42,923 1,449,509
Royal Unibrew A.S. ....................... 25,853 2,435,730
Schouw & Co A.S. ........................ 8,461 892,878
TORM PLC , Class A ....................... 17,595 432,031
Tryg A.S. .............................. 147,238 3,578,326
Vestas Wind Systems A.S. .................. 480,768 14,572,743
Zealand Pharma A.S.
(b)
..................... 31,650 2,116,672
236,799,526
a
Finland  —  1 .4%
Elisa OYJ .............................. 69,874 3,090,877
Fortum OYJ ............................ 209,306 4,944,297
Harvia OYJ ............................. 9,276 451,477
Hiab OYJ , Class B ........................ 19,666 1,168,580
Huhtamaki OYJ .......................... 47,450 1,665,246
Kalmar OYJ , Class B ...................... 13,501 690,276
Kemira OYJ ............................ 53,829 1,266,104
Kesko OYJ , Class B ....................... 136,946 3,463,825
Kojamo OYJ
(b)
........................... 70,794 799,716
Kone OYJ , Class B ....................... 160,295 11,519,580
Konecranes OYJ ......................... 32,613 3,840,576
Mandatum OYJ .......................... 204,145 1,664,869
Metsa Board OYJ , Class B
(c)
................. 109,433 339,940
Metso OYJ ............................. 310,646 6,073,358
Neste OYJ ............................. 198,712 5,076,087
Nokia OYJ ............................. 2,481,657 15,984,126
Nokian Renkaat OYJ ...................... 74,230 952,322
Orion OYJ , Class B ....................... 53,394 4,415,580
Outokumpu OYJ ......................... 203,356 1,141,752
Revenio Group OYJ ....................... 10,930 260,018
Sampo OYJ , Class A ...................... 1,117,973 12,467,973
Stora Enso OYJ , Class R ................... 274,133 3,155,816
TietoEVRY OYJ .......................... 56,387 1,224,035
Tokmanni Group Corp.
(c)
.................... 40,734 371,821
UPM-Kymmene OYJ ...................... 252,775 6,973,588
Valmet OYJ ............................ 77,173 2,644,452

iShares
®
Core MSCI Europe ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
27
Schedule of Investments
Security Shares Value
a
Finland (continued)
Wartsila OYJ Abp ......................... 243,271 $ 9,862,208
105,508,499
a
France  —  14 .7%
Accor SA .............................. 94,788 5,154,677
Aeroports de Paris SA ..................... 16,743 2,212,115
Air France-KLM , NVS
(b)
..................... 68,236 875,339
Air Liquide SA ........................... 270,642 50,681,022
Airbus SE .............................. 279,298 63,945,202
Alstom SA
(b)
............................ 165,206 5,274,760
Alten SA ............................... 13,915 1,364,100
Amundi SA
(a)
............................ 26,151 2,325,062
APERAM SA ............................ 30,130 1,296,446
ArcelorMittal SA .......................... 228,471 12,407,807
Arkema SA ............................. 27,150 1,635,028
AXA SA ............................... 823,608 37,555,770
BioMerieux ............................. 19,764 2,295,123
BNP Paribas SA ......................... 477,139 51,594,194
Bollore SE ............................. 333,016 1,898,665
Bouygues SA ........................... 88,743 4,796,896
Bureau Veritas SA ........................ 149,862 4,824,406
Canal+ SA
(b)
............................ 336,998 1,457,129
Capgemini SE ........................... 74,532 11,580,637
Carmila SA ............................. 30,943 598,760
Carrefour SA ............................ 256,143 4,195,410
Cie de Saint-Gobain SA .................... 212,137 20,939,079
Cie Generale des Etablissements Michelin SCA .... 311,897 11,582,490
Clariane SE
(b)
........................... 49,589 223,955
Coface SA ............................. 62,207 1,137,713
Covivio SA ............................. 27,368 1,748,429
Credit Agricole SA ........................ 492,264 10,660,677
Danone SA ............................. 300,826 23,572,689
Dassault Aviation SA ...................... 9,876 3,754,607
Dassault Systemes SE ..................... 312,506 8,595,414
Edenred SE ............................ 118,526 2,482,622
Eiffage SA ............................. 32,806 4,865,369
Elis SA ................................ 83,566 2,426,292
Emeis SA
(b)
............................. 54,362 877,906
Engie SA .............................. 847,223 25,295,035
Eramet SA ............................. 4,100 355,322
EssilorLuxottica SA ....................... 140,896 43,071,321
Eurazeo SE ............................ 20,649 1,240,365
Eurofins Scientific SE ...................... 58,929 4,766,942
Euronext N.V.
(a)
.......................... 37,480 5,249,214
Eutelsat Communications SACA
(b) (c)
............ 187,127 507,979
Exail Technologies SA , NVS
(b) (c)
............... 3,286 431,696
Exosens SAS ........................... 15,389 985,828
FDJ UNITED ............................ 54,214 1,434,823
Fnac Darty SA ........................... 10,840 456,381
Forvia SE
(b)
............................. 94,609 1,544,721
Gaztransport Et Technigaz SA ................ 17,459 3,761,513
Gecina SA ............................. 23,622 2,169,710
Getlink SE ............................. 154,135 3,051,009
Hermes International SCA ................... 14,856 35,743,503
ICADE
(b)
............................... 18,332 452,748
ID Logistics Group SACA
(b)
.................. 1,221 592,235
Imerys SA .............................. 18,144 565,746
Interparfums SA .......................... 16,904 514,608
Ipsen SA .............................. 18,025 2,944,658
IPSOS SA ............................. 20,645 875,837
JCDecaux SE ........................... 34,467 679,819
Kaufman & Broad SA ...................... 6,212 231,138
Kering SA .............................. 35,249 11,003,950
Klepierre SA ............................ 106,640 4,108,133
Legrand SA ............................ 122,883 19,619,232
Security Shares Value
a
France (continued)
LISI SA ............................... 7,097 $ 449,927
L'Oreal SA ............................. 112,763 51,807,722
Louis Hachette Group , NVS .................. 429,985 845,781
LVMH Moet Hennessy Louis Vuitton SE .......... 117,893 76,088,646
Mercialys SA ............................ 58,015 729,944
Nexans SA ............................. 16,376 2,579,422
Nexity SA
(b) (c)
............................ 35,566 402,151
Opmobility ............................. 12,268 235,051
Orange SA ............................. 856,148 15,915,806
Pernod Ricard SA ........................ 93,323 8,344,629
Pluxee N.V. , NVS ......................... 43,363 574,474
Publicis Groupe SA ....................... 107,182 10,712,654
Quadient SA ............................ 17,009 321,879
Remy Cointreau SA ....................... 11,475 547,234
Renault SA ............................. 91,031 3,435,452
Rexel SA .............................. 104,475 4,378,084
Rubis SCA ............................. 40,701 1,648,108
Safran SA .............................. 169,458 60,545,844
Sanofi SA .............................. 520,626 49,107,340
Sartorius Stedim Biotech .................... 14,030 3,135,254
Schneider Electric SE ...................... 257,353 73,783,577
SCOR SE .............................. 72,255 2,354,586
SEB SA ............................... 12,494 704,767
SES SA ............................... 183,540 1,503,291
Societe BIC SA .......................... 12,095 779,147
Societe Generale SA ...................... 336,909 29,523,146
Sodexo SA ............................. 40,971 2,093,274
SOITEC
(b)
.............................. 13,877 432,165
Sopra Steria Group ....................... 6,967 1,272,627
SPIE SA ............................... 67,777 3,713,764
STMicroelectronics N.V. .................... 321,030 9,065,255
Technip Energies N.V. ..................... 69,200 2,711,907
Teleperformance SE ....................... 25,870 1,671,082
Thales SA .............................. 44,023 13,476,568
TotalEnergies SE ......................... 939,419 68,322,710
Trigano SA ............................. 4,952 985,305
Ubisoft Entertainment SA
(b) (c)
................. 46,580 240,315
Unibail-Rodamco-Westfield .................. 57,975 6,410,001
Valeo SE .............................. 119,061 1,662,852
Vallourec SACA .......................... 77,179 1,637,958
Veolia Environnement SA ................... 300,637 11,276,038
Vicat SACA ............................. 10,630 984,980
Vinci SA ............................... 232,928 33,491,460
Virbac SACA ............................ 2,399 1,000,068
Vivendi SE ............................. 318,557 888,755
Vusion ................................ 4,150 646,064
Wendel SE ............................. 12,000 1,159,298
1,096,085,618
a
Germany  —  13 .2%
adidas AG ............................. 80,982 14,358,394
AIXTRON SE ........................... 61,755 1,416,743
Allianz SE , Registered ..................... 181,247 79,806,971
Alzchem Group AG ....................... 3,704 677,146
Aroundtown SA
(b)
......................... 407,234 1,294,083
Atoss Software SE ........................ 4,267 491,767
Aumovio SE
(b)
........................... 30,077 1,443,221
Aurubis AG
(c)
............................ 16,233 3,065,342
Auto1 Group SE
(b)
........................ 68,464 2,251,975
BASF SE .............................. 415,641 22,533,542
Bayer AG , Registered ...................... 467,277 24,715,049
Bayerische Motoren Werke AG ............... 134,591 13,860,218
Bechtle AG
(c)
............................ 40,754 2,112,368
Befesa SA
(a)
............................ 19,989 732,110
Beiersdorf AG ........................... 47,257 5,636,784

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
28
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Germany (continued)
Bilfinger SE ............................. 17,871 $ 2,503,882
Brenntag SE ............................ 59,902 3,644,417
CANCOM SE ........................... 20,017 673,500
Carl Zeiss Meditec AG , Bearer ................ 19,040 631,928
Commerzbank AG ........................ 351,147 14,433,787
Continental AG .......................... 53,485 4,208,694
CTS Eventim AG & Co. KGaA ................ 31,401 2,638,972
Daimler Truck Holding AG ................... 223,732 10,832,865
Delivery Hero SE
(a) (b)
....................... 93,257 2,600,861
Deutsche Bank AG , Registered ............... 878,064 34,649,361
Deutsche Boerse AG ...................... 89,018 22,541,599
Deutsche Lufthansa AG , Registered
(c)
........... 302,963 3,120,963
Deutsche Pfandbriefbank AG
(a)
................ 88,555 436,957
Deutsche Post AG ........................ 448,822 25,101,928
Deutsche Telekom AG , Registered ............. 1,723,100 57,824,226
Deutz AG .............................. 82,642 1,058,289
Duerr AG .............................. 31,555 841,049
E.ON SE .............................. 1,054,974 22,375,824
Eckert & Ziegler SE ....................... 33,662 595,951
Elmos Semiconductor SE ................... 3,872 526,922
Evonik Industries AG
(c)
..................... 118,279 1,832,131
Evotec SE
(b)
............................ 96,055 707,390
Fielmann Group AG ....................... 14,186 695,298
flatexDEGIRO SE ........................ 46,042 2,245,916
Fraport AG Frankfurt Airport Services Worldwide
(b)
... 19,342 1,789,623
Freenet AG ............................. 62,396 2,253,067
Fresenius Medical Care AG .................. 105,472 4,748,241
Fresenius SE & Co. KGaA ................... 203,135 11,362,914
Friedrich Vorwerk Group SE ................. 3,041 326,681
GEA Group AG .......................... 71,872 5,139,051
Gerresheimer AG
(c)
........................ 17,899 534,627
Grand City Properties SA
(b)
.................. 33,000 369,856
Hannover Rueck SE ....................... 27,752 7,846,865
Heidelberg Materials AG .................... 63,979 17,521,966
Henkel AG & Co. KGaA .................... 47,756 3,942,215
Hensoldt AG ............................ 31,606 3,139,822
HOCHTIEF AG .......................... 7,077 2,967,701
Hornbach Holding AG & Co. KGaA ............. 6,163 588,902
HUGO BOSS AG ......................... 26,751 1,109,193
Hypoport SE
(b) (c)
.......................... 1,976 230,480
Infineon Technologies AG ................... 615,921 30,107,751
IONOS Group SE
(b)
....................... 29,053 936,669
Jenoptik AG ............................ 30,678 968,177
K+S AG , Registered
(c)
...................... 90,503 1,482,870
KION Group AG .......................... 36,783 2,598,160
Knorr-Bremse AG ........................ 35,762 4,163,956
Kontron AG
(c)
............................ 26,671 739,964
Krones AG ............................. 7,958 1,280,599
LANXESS AG ........................... 48,482 1,001,413
LEG Immobilien SE ....................... 37,048 2,678,851
Mercedes-Benz Group AG ................... 336,533 23,000,082
Merck KGaA ............................ 60,620 9,031,936
MTU Aero Engines AG ..................... 25,811 11,474,921
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 61,188 37,084,601
Nemetschek SE .......................... 29,188 2,550,282
Nordex SE
(b) (c)
........................... 65,658 2,628,711
ProSiebenSat.1 Media SE ................... 27,347 163,459
Puma SE .............................. 53,282 1,361,996
QIAGEN N.V. ........................... 92,070 4,881,477
Rational AG ............................ 2,587 2,073,005
RENK Group AG ......................... 40,555 2,611,007
Rheinmetall AG .......................... 21,747 46,078,549
RTL Group SA
(c)
......................... 23,428 1,021,456
Security Shares Value
a
Germany (continued)
RWE AG .............................. 296,893 $ 18,853,850
SAF-Holland SE ......................... 36,422 732,201
SAP SE ............................... 491,124 98,111,041
Schaeffler AG ........................... 72,245 852,065
Scout24 SE
(a)
........................... 38,577 3,840,772
Siemens AG , Registered .................... 358,101 108,264,717
Siemens Energy AG
(b)
...................... 365,759 62,318,026
Siemens Healthineers AG
(a)
.................. 158,327 7,902,648
Siltronic AG
(c)
........................... 10,201 633,366
Sixt SE ............................... 8,879 695,771
SMA Solar Technology AG
(b) (c)
................ 7,568 329,231
Stroeer SE & Co. KGaA .................... 17,933 716,985
Suedzucker AG
(c)
......................... 34,750 397,852
SUSS MicroTec SE
(c)
...................... 11,838 696,298
Symrise AG ............................ 62,363 5,250,157
TAG Immobilien AG ....................... 101,367 1,719,726
Talanx AG .............................. 30,501 3,847,111
TeamViewer SE
(a) (b) (c)
...................... 88,072 588,879
thyssenkrupp AG ......................... 238,762 3,182,871
Tkms AG& Co. KGaA
(b)
..................... 11,925 1,397,274
United Internet AG , Registered ................ 43,773 1,424,064
Vonovia SE ............................. 359,928 10,538,429
Vossloh AG ............................. 4,891 468,213
Wacker Chemie AG
(c)
...................... 9,128 741,308
Wacker Neuson SE ....................... 7,312 166,997
Zalando SE
(a) (b)
.......................... 107,098 3,079,642
981,659,013
a
Greece  —  0 .0%
Metlen Energy & Metals PLC
(b)
................ 41,881 2,283,607
a
Ireland  —  0 .7%
AIB Group PLC .......................... 992,052 11,089,287
Bank of Ireland Group PLC .................. 465,290 9,453,508
Cairn Homes PLC ........................ 361,407 893,092
Glanbia PLC ............................ 104,607 2,012,453
Glenveagh Properties PLC
(a) (b)
................ 146,797 340,703
Kerry Group PLC , Class A ................... 74,244 6,599,692
Kingspan Group PLC ...................... 71,149 6,195,269
Ryanair Holdings PLC ..................... 388,842 13,197,039
Uniphar PLC ............................ 50,270 227,695
50,008,738
a
Italy  —  5 .0%
A2A SpA .............................. 792,376 2,390,439
ACEA SpA ............................. 27,509 766,739
Amplifon SpA ........................... 56,969 918,492
Avio SpA
(c)
............................. 13,206 543,517
Azimut Holding SpA ....................... 59,879 2,529,523
Banca Generali SpA ....................... 29,650 1,997,819
Banca Mediolanum SpA .................... 90,602 2,125,360
Banca Monte dei Paschi di Siena SpA ........... 963,339 9,993,483
Banca Popolare di Sondrio SpA ............... 54,710 1,118,620
Banco BPM SpA ......................... 550,970 8,258,662
BFF Bank SpA
(a) (b)
........................ 97,196 932,030
BPER Banca SpA ........................ 684,544 9,640,728
Brembo N.V. ............................ 76,963 925,814
Brunello Cucinelli SpA ..................... 16,693 1,599,928
Buzzi SpA .............................. 41,980 2,389,568
Carel Industries SpA
(a)
..................... 31,862 793,120
Credito Emiliano SpA ...................... 50,270 924,620
Davide Campari-Milano N.V. ................. 297,911 2,123,271
De' Longhi SpA .......................... 38,823 1,716,255
DiaSorin SpA ........................... 10,939 937,723
Enav SpA
(a)
............................. 120,740 696,856

iShares
®
Core MSCI Europe ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
29
Schedule of Investments
Security Shares Value
a
Italy (continued)
Enel SpA .............................. 3,814,176 $ 42,141,106
Eni SpA ............................... 978,421 19,998,052
ERG SpA .............................. 31,598 840,947
Ferrari N.V. ............................. 59,074 19,703,884
Fincantieri SpA
(b)
......................... 49,211 934,103
FinecoBank Banca Fineco SpA ............... 279,248 7,402,930
Generali ............................... 406,831 16,594,792
GVS SpA
(a) (b) (c)
........................... 36,398 179,107
Hera SpA .............................. 445,138 2,202,856
Infrastrutture Wireless Italiane SpA
(a)
............ 150,026 1,326,329
Interpump Group SpA ...................... 39,787 2,308,244
Intesa Sanpaolo SpA ...................... 6,731,401 47,654,169
Iren SpA ............................... 340,982 1,091,430
Italgas SpA ............................. 291,579 3,503,082
Iveco Group N.V. ......................... 91,795 2,053,334
Leonardo SpA ........................... 189,145 12,639,919
Lottomatica Group SpA ..................... 115,887 2,850,602
Maire SpA ............................. 84,038 1,468,341
Moncler SpA ............................ 105,797 6,164,122
Nexi SpA
(a)
............................. 267,169 1,140,668
Pirelli & C SpA
(a)
......................... 177,909 1,339,692
Poste Italiane SpA
(a)
....................... 204,174 5,377,566
Prysmian SpA ........................... 131,927 15,625,863
Recordati Industria Chimica e Farmaceutica SpA ... 52,893 2,914,369
Reply SpA ............................. 11,827 1,550,555
Saipem SpA ............................ 631,442 2,332,077
Salvatore Ferragamo SpA
(b) (c)
................. 42,253 332,859
Sesa SpA .............................. 4,610 489,019
Snam SpA ............................. 970,314 6,668,662
SOL SpA .............................. 16,718 899,677
Stellantis N.V. ........................... 944,884 9,271,623
Tamburi Investment Partners SpA .............. 62,196 704,113
Technogym SpA
(a)
........................ 69,398 1,449,231
Technoprobe SpA
(b)
....................... 47,536 882,182
Telecom Italia SpA
(b)
....................... 5,280,899 3,582,208
Tenaris SA ............................. 190,255 4,226,123
Terna - Rete Elettrica Nazionale ............... 635,072 6,881,838
UniCredit SpA ........................... 657,561 57,303,828
Unipol Assicurazioni SpA .................... 177,924 3,962,681
Webuild SpA ............................ 231,706 959,705
372,274,455
a
Netherlands  —  7 .5%
Aalberts N.V. ............................ 49,997 1,919,811
ABN AMRO Bank N.V., CVA
(a)
................ 273,541 10,078,138
Adyen N.V.
(a) (b)
........................... 11,941 17,706,637
Aegon Ltd. ............................. 614,664 4,827,864
AerCap Holdings N.V. ...................... 84,143 12,087,983
Akzo Nobel N.V. ......................... 80,292 5,625,035
Allfunds Group PLC ....................... 176,561 1,711,066
AMG Critical Materials N.V. .................. 10,129 433,316
Arcadis N.V. ............................ 34,534 1,550,926
ASM International N.V. ..................... 22,374 18,790,428
ASML Holding N.V. ....................... 182,753 262,050,479
ASR Nederland N.V. ....................... 72,626 5,274,873
Basic-Fit N.V.
(a) (b)
......................... 25,605 976,093
BE Semiconductor Industries N.V. ............. 35,983 7,003,850
Coca-Cola Europacific Partners PLC ............ 101,445 9,302,507
Corbion N.V. , Class C ...................... 33,752 810,699
CVC Capital Partners PLC
(a)
................. 101,905 1,810,522
DSM-Firmenich AG ....................... 81,610 6,435,238
Eurocommercial Properties N.V. ............... 19,705 581,281
EXOR N.V. ............................. 44,689 3,669,237
Fugro N.V. , Class C ....................... 59,554 822,954
Havas N.V.
(b)
............................ 19,823 409,582
Security Shares Value
a
Netherlands (continued)
Heineken Holding N.V. ..................... 63,275 $ 4,703,171
Heineken N.V. ........................... 135,290 11,168,134
IMCD N.V. ............................. 27,749 2,593,766
ING Groep N.V. .......................... 1,415,624 41,748,021
InPost SA
(b) (c)
............................ 105,707 1,656,831
JDE Peet's N.V. .......................... 83,734 3,152,345
Koninklijke Ahold Delhaize N.V. ............... 420,988 16,460,691
Koninklijke BAM Groep N.V. ................. 144,259 1,512,945
Koninklijke Heijmans N.V. ................... 14,412 1,174,295
Koninklijke KPN N.V. ...................... 1,846,774 9,044,599
Koninklijke Philips N.V. ..................... 369,455 10,609,199
Koninklijke Vopak N.V. ..................... 32,702 1,632,122
Magnum Ice Cream Co. N.V. (The)
(b)
............ 227,635 4,045,787
NN Group N.V. .......................... 125,027 9,910,540
OCI N.V.
(b)
............................. 51,616 206,335
Pharming Group N.V.
(b)
..................... 446,645 910,615
Prosus N.V. , Class N
(b)
..................... 620,365 35,671,760
Randstad N.V. ........................... 51,079 1,827,940
SBM Offshore N.V. ........................ 73,524 2,641,000
Signify N.V.
(a)
............................ 68,868 1,462,036
TKH Group N.V. ......................... 23,678 1,039,099
Universal Music Group N.V. .................. 524,657 12,863,299
Van Lanschot Kempen N.V. .................. 13,780 835,607
Wereldhave N.V. ......................... 8,987 222,658
Wolters Kluwer N.V. ....................... 112,272 10,542,676
561,513,990
a
Norway  —  1 .3%
Aker ASA , Class A ........................ 13,873 1,277,790
Aker BP ASA ............................ 148,391 4,368,316
Atea ASA
(b)
............................. 52,706 843,448
Austevoll Seafood ASA ..................... 62,174 597,682
Bakkafrost P/F .......................... 24,623 1,189,463
BLUENORD ASA
(b)
....................... 13,102 612,401
Cadeler A.S.
(b) (c)
.......................... 118,171 703,457
DNB Bank ASA .......................... 425,763 12,208,046
DOF Group ASA ......................... 96,545 1,129,970
Elkem ASA
(a) (b)
........................... 219,908 653,270
Equinor ASA ............................ 362,979 9,756,334
Frontline PLC
(c)
.......................... 76,732 2,184,181
Gjensidige Forsikring ASA ................... 92,811 2,641,638
Hoegh Autoliners ASA ..................... 64,271 716,165
Kitron ASA ............................. 87,236 749,827
Kongsberg Gruppen ASA ................... 213,827 7,345,188
Leroy Seafood Group ASA
(c)
................. 152,004 749,052
Mowi ASA .............................. 225,014 5,187,042
MPC Container Ships ASA .................. 249,864 484,242
NORBIT ASA
(c)
.......................... 19,302 370,982
Nordic Semiconductor ASA
(b)
................. 97,263 1,306,187
Norsk Hydro ASA ......................... 680,962 6,045,498
Norwegian Air Shuttle ASA .................. 415,213 700,865
Odfjell Drilling Ltd. ........................ 38,431 382,522
Orkla ASA .............................. 341,002 4,057,364
Protector Forsikring ASA .................... 27,048 1,465,218
Salmar ASA ............................ 34,262 2,041,003
Scatec ASA
(a) (b)
.......................... 90,495 1,081,096
SpareBank 1 Nord Norge ................... 38,313 584,078
Sparebank 1 Oestlandet .................... 5,370 109,157
SpareBank 1 SMN ........................ 74,538 1,497,648
SpareBank 1 Sor-Norge ASA ................. 105,398 2,124,745
Stolt-Nielsen Ltd. ......................... 11,221 351,994
Storebrand ASA .......................... 211,414 3,699,714
Subsea 7 SA ............................ 113,145 2,892,222
Telenor ASA ............................ 299,799 5,043,086
TGS ASA .............................. 96,501 1,017,152

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
30
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Norway (continued)
TOMRA Systems ASA ..................... 114,994 $ 1,525,532
Vend Marketplaces ASA .................... 81,730 2,259,127
Wallenius Wilhelmsen ASA , Class B ............ 48,270 560,835
Yara International ASA ..................... 80,876 3,717,283
96,230,820
a
Portugal  —  0 .3%
Banco Comercial Portugues SA , Class R ......... 3,921,132 4,244,245
CTT-Correios de Portugal SA ................. 27,092 217,971
EDP Renovaveis SA ....................... 165,090 2,507,945
EDP SA ............................... 1,531,039 7,828,882
Galp Energia SGPS SA , Class B .............. 209,159 4,161,768
Jeronimo Martins SGPS SA .................. 128,245 3,024,152
Navigator Co. SA (The) ..................... 150,218 568,612
NOS SGPS SA .......................... 103,938 540,319
REN - Redes Energeticas Nacionais SGPS SA ..... 256,904 1,047,552
Sonae SGPS SA ......................... 539,839 1,132,873
25,274,319
a
Spain  —  5 .7%
Acciona SA ............................. 11,094 2,384,275
Acerinox SA ............................ 92,536 1,374,591
ACS Actividades de Construccion y Servicios SA ... 86,805 9,739,186
Aena SME SA
(a)
.......................... 359,854 11,176,183
Amadeus IT Group SA ..................... 213,386 14,306,814
Banco Bilbao Vizcaya Argentaria SA ............ 2,701,902 68,584,115
Banco de Sabadell SA ..................... 2,439,701 9,570,417
Banco Santander SA ...................... 7,016,431 89,586,233
Bankinter SA ............................ 326,262 5,569,283
CaixaBank SA ........................... 1,849,759 24,417,143
Cellnex Telecom SA
(a)
...................... 244,027 7,547,790
CIE Automotive SA ........................ 27,868 949,332
Colonial SFL Socimi SA .................... 156,994 971,029
Construcciones y Auxiliar de Ferrocarriles SA ...... 4,640 309,317
eDreams ODIGEO SA
(b)
.................... 33,322 137,872
Elecnor SA ............................. 8,071 257,262
Enagas SA ............................. 108,309 1,782,612
Endesa SA ............................. 152,241 5,610,464
Ferrovial SE ............................ 243,051 16,416,889
Fluidra SA ............................. 48,582 1,413,168
Grenergy Renovables SA
(b)
.................. 4,619 527,241
Grifols SA , Class A ........................ 139,117 1,779,868
Iberdrola SA ............................ 3,040,564 68,360,212
Indra Sistemas SA ........................ 41,787 2,700,859
Industria de Diseno Textil SA ................. 513,350 33,403,734
International Consolidated Airlines Group SA , Class DI 568,085 3,258,429
Laboratorios Farmaceuticos Rovi SA ............ 11,382 971,810
Linea Directa Aseguradora SA Cia de Seguros y
Reaseguros ........................... 406,889 567,191
Logista Integral SA ........................ 33,753 1,231,198
Mapfre SA ............................. 382,378 1,749,661
Melia Hotels International SA ................. 41,314 368,605
Merlin Properties Socimi SA ................. 201,688 3,001,764
Naturgy Energy Group SA ................... 114,016 3,578,741
Pharma Mar SA .......................... 7,211 674,638
Redeia Corp. SA ......................... 130,938 2,262,862
Repsol SA ............................. 546,874 10,774,015
Sacyr SA .............................. 325,232 1,530,410
Solaria Energia y Medio Ambiente SA
(b)
.......... 51,579 1,137,586
Tecnicas Reunidas SA
(b)
.................... 27,058 1,024,539
Telefonica SA ........................... 1,765,591 7,147,636
Unicaja Banco SA
(a)
....................... 570,284 1,954,298
Vidrala SA ............................. 12,638 1,320,333
Security Shares Value
a
Spain (continued)
Viscofan SA ............................ 22,538 $ 1,512,539
422,942,144
a
Sweden  —  6 .5%
AAK AB ............................... 89,925 2,516,276
AddLife AB , Class B ....................... 69,842 1,069,898
Addnode Group AB , Class B ................. 64,194 616,965
AddTech AB , Class B ...................... 126,502 4,107,391
AFRY AB , Class B ........................ 61,196 971,057
Alfa Laval AB ........................... 138,283 8,009,663
Alimak Group AB
(a)
........................ 32,673 500,273
Alleima AB ............................. 90,549 791,375
Arjo AB , Class B ......................... 144,974 434,599
Asker Healthcare Group AB
(b)
................. 73,935 623,191
Asmodee Group AB , Class B
(b)
................ 73,859 886,241
Assa Abloy AB , Class B .................... 475,586 19,229,812
Atlas Copco AB , Class A .................... 1,271,370 26,218,428
Atlas Copco AB , Class B .................... 727,844 13,092,213
Avanza Bank Holding AB ................... 64,281 2,504,542
Axfood AB ............................. 60,498 2,072,180
Beijer Ref AB , Class B ..................... 183,074 2,606,035
Betsson AB , Class B ...................... 72,411 850,220
Better Collective A.S.
(b) (c)
.................... 30,106 358,940
Bilia AB , Class A ......................... 43,758 620,022
Billerud Aktiebolag ........................ 103,369 835,852
BioArctic AB , Class B
(a) (b) (c)
................... 24,927 895,162
Boliden AB
(b)
............................ 140,110 9,811,440
BoneSupport Holding AB
(a) (b)
................. 32,328 671,303
Boozt AB
(a) (b)
............................ 39,758 403,758
Bravida Holding AB
(a)
...................... 118,391 1,166,397
Bure Equity AB .......................... 30,324 748,741
Camurus AB
(b)
........................... 21,053 1,580,384
Castellum AB ........................... 201,950 2,496,556
Catena AB ............................. 22,996 1,193,714
Cibus Nordic Real Estate AB publ .............. 26,289 455,391
Clas Ohlson AB , Class B .................... 20,180 690,979
Dios Fastigheter AB ....................... 45,362 328,530
Dometic Group AB
(a)
....................... 179,079 770,726
Dynavox Group AB
(b)
...................... 38,906 380,622
Electrolux AB , Class B
(b)
.................... 119,447 964,845
Electrolux Professional AB , Class B ............ 123,044 847,823
Elekta AB , Class B ........................ 196,413 1,262,582
Epiroc AB , Class A ........................ 321,314 9,007,451
Epiroc AB , Class B ........................ 173,734 4,332,420
EQT AB ............................... 232,808 8,836,395
Essity AB , Class B ........................ 281,319 8,329,475
Evolution AB
(a)
........................... 66,659 4,330,243
Fabege AB ............................. 129,910 1,199,562
Fastighets AB Balder , Class B
(b)
............... 364,590 2,749,958
Getinge AB , Class B ....................... 116,735 2,557,933
Granges AB ............................ 62,454 1,047,502
H & M Hennes & Mauritz AB , Class B ........... 248,938 4,985,017
Hemnet Group AB ........................ 47,106 751,166
Hexagon AB , Class B ...................... 980,714 11,057,588
Hexpol AB , Class B ....................... 133,844 1,095,471
HMS Networks AB
(b)
....................... 15,372 692,954
Holmen AB , Class B ....................... 37,226 1,395,339
Hufvudstaden AB , Class A ................... 64,761 894,885
Husqvarna AB , Class B ..................... 207,715 1,061,129
Industrivarden AB , Class A .................. 61,894 3,094,107
Industrivarden AB , Class C .................. 75,978 3,803,769
Indutrade AB ............................ 129,668 3,044,019
Investment AB Latour , Class B ................ 73,141 1,821,374
Investor AB , Class B ....................... 855,672 32,994,414
INVISIO AB
(c)
........................... 18,325 536,219

iShares
®
Core MSCI Europe ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
31
Schedule of Investments
Security Shares Value
a
Sweden (continued)
JM AB ................................ 42,774 $ 658,226
Kinnevik AB , Class B
(b)
..................... 149,686 1,228,509
L E Lundbergforetagen AB , Class B ............ 32,634 1,943,962
Lagercrantz Group AB , Class B ............... 83,147 1,821,801
Lifco AB , Class B ......................... 118,910 4,085,983
Lindab International AB ..................... 42,719 898,049
Loomis AB , Class B ....................... 38,154 1,583,247
Medicover AB , Class B ..................... 36,852 838,634
Millicom International Cellular SA
(b)
............. 48,575 2,964,532
MIPS AB .............................. 15,917 495,433
Munters Group AB
(a)
....................... 73,876 1,458,582
Mycronic AB ............................ 81,296 1,871,280
NCC AB , Class B ......................... 51,405 1,316,315
Nibe Industrier AB , Class B .................. 747,981 2,865,348
Nolato AB , Class B ........................ 114,087 745,627
Nordea Bank Abp ........................ 1,448,842 27,992,197
Nordnet AB publ ......................... 67,795 2,193,378
Nyfosa AB ............................. 81,627 648,907
Pandox AB , Class B ....................... 65,651 1,415,099
Peab AB , Class B ........................ 95,238 951,876
RaySearch Laboratories AB , Class B ........... 15,358 328,059
Saab AB , Class B ........................ 152,724 11,915,968
Sagax AB , Class B ........................ 114,594 2,526,929
Samhallsbyggnadsbolaget i Norden AB
(b) (c)
........ 761,324 419,272
Sandvik AB ............................. 498,724 19,692,788
Sdiptech AB , Class B
(b)
..................... 17,712 339,262
Sectra AB , Class B ........................ 73,574 1,819,073
Securitas AB , Class B ...................... 244,432 4,042,147
Sinch AB
(a) (b)
............................ 389,456 1,166,971
Skandinaviska Enskilda Banken AB , Class A ...... 718,941 15,453,221
Skanska AB , Class B ...................... 166,436 5,055,025
SKF AB , Class B ......................... 163,936 4,286,385
Spotify Technology SA
(b)
.................... 73,945 36,998,381
SSAB AB , Class A ........................ 116,851 966,096
SSAB AB , Class B ........................ 296,590 2,439,855
Storskogen Group AB , Class B ................ 727,486 883,241
Svenska Cellulosa AB SCA , Class B ............ 302,948 3,793,186
Svenska Handelsbanken AB , Class A ........... 682,600 10,761,225
Sweco AB , Class B ....................... 109,356 1,811,713
Swedbank AB , Class A ..................... 396,201 15,404,398
Swedish Orphan Biovitrum AB
(b)
............... 96,388 3,660,368
Tele2 AB , Class B ........................ 271,977 5,003,975
Telefonaktiebolaget LM Ericsson , Class B ........ 1,301,015 14,090,204
Telia Co. AB ............................ 1,092,853 4,992,654
Thule Group AB
(a)
......................... 59,565 1,427,039
Trelleborg AB , Class B ..................... 102,187 4,135,122
Troax Group AB .......................... 25,017 408,147
Truecaller AB , Class B ..................... 173,579 300,568
VBG Group AB , Class B .................... 7,974 344,583
Vitec Software Group AB , Class B ............. 22,980 645,280
Vitrolife AB ............................. 49,152 640,712
Volvo AB , Class B ........................ 741,239 26,934,695
Wallenstam AB , Class B .................... 192,758 877,834
Wihlborgs Fastigheter AB ................... 141,745 1,464,520
Xvivo Perfusion AB
(b) (c)
..................... 20,479 517,613
Yubico AB
(b) (c)
........................... 27,941 208,242
486,934,252
a
Switzerland  —  13 .8%
ABB Ltd. , Registered ...................... 738,367 63,571,939
Accelleron Industries AG .................... 45,904 4,397,005
Adecco Group AG , Registered ................ 81,479 2,394,374
Alcon AG .............................. 233,235 18,878,573
Allreal Holding AG , Registered ................ 8,307 2,429,904
ALSO Holding AG , Registered ................ 3,349 863,046
Security Shares Value
a
Switzerland (continued)
Aryzta AG
(b)
............................. 13,522 $ 958,501
Avolta AG
(b)
............................. 46,210 2,829,043
Bachem Holding AG , Class B ................. 16,827 1,525,331
Banque Cantonale Vaudoise , Registered ......... 14,136 1,913,027
Barry Callebaut AG , Registered ............... 1,698 2,995,301
Belimo Holding AG , Registered ............... 4,820 5,272,004
BKW AG .............................. 11,199 2,117,298
Bossard Holding AG , Class A, Registered ........ 3,289 646,366
Bucher Industries AG , Registered .............. 3,360 1,558,718
Burckhardt Compression Holding AG ........... 1,466 1,013,514
Burkhalter Holding AG ..................... 1,991 361,838
Cembra Money Bank AG .................... 16,924 2,163,428
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 436 6,265,963
Chocoladefabriken Lindt & Spruengli AG , Registered . 51 7,538,398
Cie Financiere Richemont SA , Class A, Registered .. 252,842 49,079,043
Clariant AG , Registered
(b)
................... 102,233 945,921
Comet Holding AG , Registered ................ 4,079 1,579,338
Daetwyler Holding AG , Bearer ................ 3,965 810,375
DKSH Holding AG ........................ 19,109 1,402,067
dormakaba Holding AG ..................... 17,485 1,314,919
Dottikon Es Holding AG , Registered
(b)
........... 1,238 596,509
EFG International AG
(b)
..................... 47,696 1,218,869
Emmi AG , Registered ...................... 1,093 1,107,317
EMS-Chemie Holding AG , Registered ........... 3,323 2,583,526
Flughafen Zurich AG , Registered .............. 9,788 3,039,969
Forbo Holding AG , Registered ................ 549 648,360
Galderma Group AG ....................... 73,067 13,619,612
Galenica AG
(a)
........................... 25,287 3,160,813
Geberit AG , Registered ..................... 16,142 12,325,872
Georg Fischer AG , Registered ................ 38,319 2,553,994
Givaudan SA , Registered ................... 4,308 16,652,520
Helvetia Baloise Holding AG ................. 38,386 9,735,483
Holcim AG
(b)
............................ 242,004 24,943,071
Huber + Suhner AG , Registered ............... 8,488 1,716,737
Implenia AG , Registered .................... 9,857 943,985
Inficon Holding AG , Registered ................ 9,862 1,560,666
Interroll Holding AG , Registered ............... 320 770,599
Intershop Holding AG ...................... 986 213,673
Julius Baer Group Ltd. ..................... 97,217 8,120,564
Kardex Holding AG , Registered ............... 3,403 1,196,283
Kuehne + Nagel International AG , Registered ...... 22,317 5,167,773
Kuros Biosciences AG , Registered
(b)
............ 13,213 439,501
Landis+Gyr Group AG
(b)
.................... 15,536 1,091,387
LEM Holding SA , Registered
(b)
................ 279 101,938
Logitech International SA , Registered ........... 73,499 6,332,093
Lonza Group AG , Registered ................. 33,106 22,493,873
Medacta Group SA
(a)
...................... 3,075 657,959
Mobimo Holding AG , Registered ............... 4,097 2,063,186
Montana Aerospace AG
(a) (b)
.................. 12,090 521,827
Nestle SA , Registered ..................... 1,212,059 115,662,566
Novartis AG , Registered .................... 893,394 132,552,666
OC Oerlikon Corp. AG Pfaffikon , Registered ....... 104,064 477,308
Partners Group Holding AG .................. 10,637 14,504,017
PSP Swiss Property AG , Registered ............ 22,719 4,560,136
R&S Group Holding AG
(b)
................... 14,539 303,342
Roche Holding AG , Bearer .................. 14,796 6,837,545
Roche Holding AG , NVS .................... 330,781 150,419,208
Sandoz Group AG ........................ 198,543 15,729,733
Schindler Holding AG , Participation Certificates , NVS 19,741 7,616,914
Schindler Holding AG , Registered .............. 10,136 3,727,832
Sensirion Holding AG
(a) (b)
.................... 6,093 455,195
SFS Group AG .......................... 8,964 1,316,042
SGS SA , Registered ....................... 76,304 9,183,908

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
32
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Switzerland (continued)
Siegfried Holding AG , Registered
(b)
............. 20,100 $ 2,471,530
SIG Group AG
(b)
.......................... 147,008 2,274,717
Sika AG , Registered ....................... 71,211 13,664,713
SKAN Group AG ......................... 2,203 166,530
Softwareone Holding AG .................... 72,521 746,314
Sonova Holding AG , Registered ............... 24,217 6,627,788
Stadler Rail AG .......................... 25,649 657,124
Straumann Holding AG , Registered ............. 52,702 6,338,454
Sulzer AG , Registered ..................... 8,467 1,824,360
Sunrise Communications AG , Class A ........... 35,041 1,988,800
Swatch Group AG (The) , Bearer ............... 13,678 3,227,154
Swiss Life Holding AG , Registered ............. 13,512 14,816,617
Swiss Prime Site AG , Registered .............. 39,890 6,790,897
Swiss Re AG ............................ 140,455 22,442,433
Swisscom AG , Registered ................... 12,362 10,150,202
Swissquote Group Holding SA , Registered ........ 5,188 2,953,561
Tecan Group AG , Registered ................. 7,124 1,255,143
Temenos AG , Registered ................... 27,736 2,451,137
TX Group AG ........................... 1,274 274,433
UBS Group AG , Registered .................. 1,497,310 70,845,790
Valiant Holding AG , Registered ............... 7,406 1,486,708
VAT Group AG
(a)
......................... 13,195 8,532,762
Vontobel Holding AG , Registered .............. 14,985 1,291,496
Ypsomed Holding AG , Registered .............. 2,369 937,568
Zurich Insurance Group AG .................. 68,497 48,730,256
1,026,696,092
a
United Arab Emirates  —  0 .0%
NMC Health PLC
(b) (d)
....................... 42,009 1
a
United Kingdom  —  23 .1%
3i Group PLC ........................... 461,848 21,216,891
4imprint Group PLC ....................... 14,273 799,668
Aberdeen Group PLC ...................... 832,422 2,485,436
Admiral Group PLC ....................... 120,274 4,526,387
AG Barr PLC ............................ 46,492 405,691
AJ Bell PLC ............................ 134,483 851,644
Anglo American PLC , NVS .................. 520,712 24,144,271
Antofagasta PLC ......................... 181,586 8,997,863
Ashmore Group PLC ...................... 253,511 820,746
Ashtead Group PLC ....................... 201,858 12,995,558
Associated British Foods PLC ................ 151,654 3,963,371
AstraZeneca PLC ........................ 728,551 135,739,339
Autotrader Group PLC
(a)
.................... 426,923 3,147,057
Aviva PLC ............................. 1,426,600 12,436,885
Avon Technologies PLC .................... 3,688 88,515
B&M European Value Retail SA ............... 476,266 1,149,801
Babcock International Group PLC .............. 119,950 2,364,986
BAE Systems PLC ........................ 1,406,447 38,180,732
Balfour Beatty PLC ....................... 267,963 2,623,979
Baltic Classifieds Group PLC ................. 190,819 531,353
Barclays PLC ........................... 6,632,027 44,262,605
Barratt Redrow PLC ....................... 658,077 3,504,084
Beazley PLC ............................ 308,201 4,788,067
Bellway PLC ............................ 55,036 2,048,161
Berkeley Group Holdings PLC ................ 48,337 2,730,983
Big Yellow Group PLC ..................... 97,576 1,381,266
Bodycote PLC ........................... 88,092 898,631
BP PLC ............................... 7,456,720 47,279,761
Breedon Group PLC ....................... 155,696 716,689
British American Tobacco PLC ................ 1,024,099 61,869,518
British Land Co. PLC (The) .................. 452,206 2,579,350
BT Group PLC .......................... 2,887,961 7,591,066
Bunzl PLC ............................. 153,200 4,296,198
Burberry Group PLC
(b)
..................... 167,131 2,525,170
Security Shares Value
a
United Kingdom (continued)
Bytes Technology Group PLC ................ 107,982 $ 497,939
C&C Group PLC ......................... 234,711 350,072
Carnival PLC
(b)
.......................... 69,202 2,055,512
Centrica PLC ........................... 2,363,225 6,188,131
Chemring Group PLC ....................... 124,237 849,328
Chesnara PLC .......................... 24,722 103,346
Clarkson PLC ........................... 13,251 760,812
Coats Group PLC ........................ 812,925 946,026
Coca-Cola HBC AG , Class DI
(b)
............... 98,783 5,364,871
Cohort PLC
(c)
........................... 16,018 253,881
Compass Group PLC ...................... 790,304 23,697,608
Computacenter PLC ....................... 38,743 1,773,182
Convatec Group PLC
(a)
..................... 759,297 2,395,065
Craneware PLC .......................... 12,974 298,250
Cranswick PLC .......................... 28,568 2,056,188
Crest Nicholson Holdings PLC ................ 144,263 300,644
Croda International PLC .................... 60,926 2,276,797
Currys PLC ............................. 582,493 1,167,348
CVS Group PLC ......................... 40,262 718,464
DCC PLC .............................. 47,148 2,988,683
Derwent London PLC ...................... 47,330 1,253,612
Diageo PLC ............................ 1,036,701 23,854,802
Diploma PLC ........................... 62,006 4,517,239
DiscoverIE Group PLC ..................... 39,336 341,253
Dowlais Group PLC ....................... 749,433 955,152
Dr Martens PLC .......................... 283,652 261,409
Drax Group PLC ......................... 192,389 2,371,933
Dunelm Group PLC ....................... 68,155 861,722
easyJet PLC ............................ 140,467 919,072
Elementis PLC .......................... 306,242 677,179
Endeavour Mining PLC ..................... 88,899 5,059,974
Energean PLC .......................... 74,778 867,183
Entain PLC ............................. 286,257 2,374,853
Experian PLC ........................... 428,390 16,225,158
Firstgroup PLC .......................... 373,138 951,728
Frasers Group PLC
(b)
...................... 67,899 646,803
Fresnillo PLC ........................... 96,510 4,752,786
Games Workshop Group PLC ................ 15,952 3,721,412
GB Group PLC .......................... 135,590 444,669
Genuit Group PLC ........................ 147,799 672,922
Genus PLC ............................. 35,753 1,549,644
Georgia Capital PLC
(b)
..................... 7,143 330,292
Glencore PLC
(b)
.......................... 4,800,183 32,724,550
Grafton Group PLC , CDI .................... 103,074 1,317,883
Grainger PLC ........................... 371,542 986,295
Great Portland Estates PLC .................. 203,649 1,042,200
Greencore Group PLC ..................... 221,144 876,034
Greggs PLC ............................ 52,703 1,159,633
GSK PLC .............................. 1,915,919 49,548,849
Haleon PLC ............................ 4,208,996 22,012,629
Halma PLC ............................. 175,705 8,533,742
Hammerson PLC ......................... 231,113 1,122,208
Harbour Energy PLC ...................... 287,185 919,833
Hays PLC .............................. 757,090 492,316
Helios Towers PLC
(b)
...................... 354,717 841,735
Hikma Pharmaceuticals PLC ................. 75,853 1,591,121
Hill & Smith PLC ......................... 42,740 1,306,006
Hilton Food Group PLC ..................... 35,077 226,882
Hiscox Ltd. ............................. 165,194 3,359,937
Hochschild Mining PLC ..................... 183,071 1,652,134
Howden Joinery Group PLC ................. 254,249 2,912,654
HSBC Holdings PLC ...................... 8,122,284 143,284,610
Hunting PLC ............................ 68,708 418,023
ICG PLC .............................. 129,545 3,223,516

iShares
®
Core MSCI Europe ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
33
Schedule of Investments
Security Shares Value
a
United Kingdom (continued)
IG Group Holdings PLC .................... 181,662 $ 3,370,202
IMI PLC ............................... 116,906 4,414,637
Imperial Brands PLC ...................... 367,855 15,493,238
Inchcape PLC ........................... 178,110 1,989,948
Informa PLC ............................ 623,519 7,524,514
IntegraFin Holdings PLC .................... 156,674 754,240
InterContinental Hotels Group PLC ............. 70,426 9,514,567
International Workplace Group PLC ............ 365,304 1,238,431
Intertek Group PLC ....................... 74,156 4,549,296
Investec PLC ........................... 305,407 2,540,855
IP Group PLC
(b)
.......................... 749,329 608,549
ITV PLC ............................... 1,632,730 1,820,405
J D Wetherspoon PLC ..................... 54,074 496,118
J Sainsbury PLC ......................... 775,739 3,399,066
JD Sports Fashion PLC .................... 1,203,532 1,346,906
JET2 PLC .............................. 58,841 997,496
Johnson Matthey PLC ..................... 80,540 2,604,491
Johnson Service Group PLC ................. 191,909 369,214
JTC PLC
(a)
............................. 87,376 1,547,119
Just Group PLC .......................... 517,622 1,533,550
Keller Group PLC ........................ 33,397 809,783
Kier Group PLC .......................... 125,354 384,120
Kingfisher PLC .......................... 846,188 3,899,566
Lancashire Holdings Ltd. .................... 121,726 1,028,017
Land Securities Group PLC .................. 329,867 2,944,207
Legal & General Group PLC ................. 2,703,224 9,814,909
Lion Finance Group PLC .................... 15,904 2,197,286
Lloyds Banking Group PLC .................. 27,715,714 41,385,228
London Stock Exchange Group PLC ............ 222,691 24,839,414
LondonMetric Property PLC .................. 984,662 2,702,985
M&G PLC .............................. 1,017,944 4,315,317
Man Group PLC ......................... 576,402 2,080,466
Marks & Spencer Group PLC ................. 960,110 4,815,145
Marshalls PLC ........................... 131,958 282,403
Melrose Industries PLC ..................... 607,554 5,223,710
Mitchells & Butlers PLC
(b)
................... 179,844 648,446
Mitie Group PLC ......................... 707,051 1,621,519
Mondi PLC ............................. 208,126 2,432,205
MONY Group PLC ........................ 325,313 830,436
Moonpig Group PLC ....................... 119,999 352,210
Morgan Sindall Group PLC .................. 24,605 1,659,845
National Grid PLC ........................ 2,318,881 39,396,746
NatWest Group PLC ....................... 3,768,195 34,346,276
NCC Group PLC ......................... 161,735 311,801
Next PLC .............................. 55,523 10,080,693
Ninety One PLC ......................... 246,619 858,557
Ocado Group PLC
(b) (c)
...................... 263,072 788,395
OSB Group PLC ......................... 209,667 1,752,449
Oxford Instruments PLC .................... 33,921 1,167,358
Oxford Nanopore Technologies PLC
(b)
........... 324,944 692,959
Pagegroup PLC .......................... 163,938 463,242
Pan African Resources PLC ................. 886,623 1,569,200
Paragon Banking Group PLC ................. 111,319 1,352,632
Pearson PLC ........................... 286,281 3,765,439
Pennon Group PLC ....................... 218,546 1,638,125
Persimmon PLC ......................... 145,915 2,809,918
Pets at Home Group PLC ................... 247,408 692,905
Phoenix Group Holdings PLC ................ 336,631 3,411,983
Playtech PLC ........................... 115,477 469,190
Plus500 Ltd. ............................ 39,619 2,280,528
Premier Foods PLC ....................... 297,425 768,381
Primary Health Properties PLC ................ 1,415,787 2,009,616
Prudential PLC .......................... 1,220,939 20,054,225
QinetiQ Group PLC ....................... 257,332 1,772,866
Security Shares Value
a
United Kingdom (continued)
Quilter PLC
(a)
........................... 640,327 $ 1,702,440
Rathbones Group PLC ..................... 30,698 929,181
Reckitt Benckiser Group PLC
(b)
............... 317,398 26,458,266
RELX PLC ............................. 864,242 30,639,122
Renew Holdings PLC ...................... 36,608 469,377
Renishaw PLC .......................... 17,928 932,208
Rentokil Initial PLC ........................ 1,176,662 7,303,324
Rightmove PLC .......................... 361,658 2,448,210
Rio Tinto PLC ........................... 528,099 48,180,743
Rolls-Royce Holdings PLC .................. 3,971,777 66,396,100
Rotork PLC ............................. 383,068 1,858,933
RS GROUP PLC ......................... 219,246 2,013,240
Safestore Holdings PLC .................... 107,632 1,217,991
Sage Group PLC (The) ..................... 469,164 6,152,242
Savills PLC ............................. 71,043 1,047,942
Schroders PLC .......................... 334,266 2,070,354
Segro PLC ............................. 593,154 6,179,821
Senior PLC ............................. 119,880 401,148
Serco Group PLC ........................ 568,408 2,333,846
Severn Trent PLC ........................ 124,789 5,012,248
Shaftesbury Capital PLC .................... 787,807 1,549,831
Shell PLC .............................. 2,733,896 105,089,589
SigmaRoc PLC
(b)
......................... 267,164 524,361
Sirius Real Estate Ltd. ..................... 724,811 974,439
Smith & Nephew PLC ...................... 395,809 6,745,876
Smiths Group PLC ........................ 159,490 5,477,176
Softcat PLC ............................ 65,986 1,292,276
Spirax Group PLC ........................ 33,862 3,374,158
Spire Healthcare Group PLC
(a)
................ 193,009 540,892
SSE PLC .............................. 559,199 18,586,352
SSP Group PLC ......................... 430,905 1,078,918
St. James's Place PLC ..................... 256,581 5,358,777
Standard Chartered PLC .................... 931,742 23,839,954
Supermarket Income REIT PLC ............... 679,483 777,940
Target Healthcare REIT PLC ................. 73,948 105,246
Tate & Lyle PLC .......................... 187,686 971,023
Taylor Wimpey PLC ....................... 1,696,221 2,479,810
TBC Bank Group PLC ..................... 21,006 1,221,335
Telecom Plus PLC ........................ 36,740 671,182
Tesco PLC ............................. 3,108,762 18,089,269
TP ICAP Group PLC ...................... 343,957 1,199,863
Trainline PLC
(a) (b)
......................... 229,890 644,275
Travis Perkins PLC ....................... 107,005 915,965
Tritax Big Box REIT PLC .................... 1,158,463 2,629,628
TUI AG
(b)
.............................. 232,333 2,477,139
Unilever PLC ........................... 1,027,027 69,868,015
UNITE Group PLC (The) .................... 201,384 1,566,241
United Utilities Group PLC ................... 314,713 5,389,631
Vesuvius PLC ........................... 106,389 669,074
Victrex PLC ............................ 46,755 419,691
Vistry Group PLC
(b)
........................ 157,658 1,436,628
Vodafone Group PLC ...................... 9,282,214 13,670,165
Volution Group PLC ....................... 88,369 776,305
Watches of Switzerland Group PLC
(a) (b)
.......... 130,673 930,737
Weir Group PLC (The) ..................... 124,920 5,517,556
WH Smith PLC .......................... 76,612 707,616
Whitbread PLC .......................... 83,692 3,124,088
Wise PLC , Class A
(b)
....................... 308,631 3,980,641
Workspace Group PLC ..................... 73,754 423,365
WPP PLC .............................. 510,275 2,116,735
XPS Pensions Group PLC ................... 50,634 239,726
Yellow Cake PLC
(a) (b)
....................... 113,374 1,058,413
Zigup PLC ............................. 147,230 769,586
1,718,007,222
a

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
34
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
United States  —  0 .1%
Nebius Group N.V. , Class A
(b)
................. 98,732 $ 8,410,979
a
Total Common Stocks — 99.0%
(Cost: $ 5,991,651,183 ) ............................... 7,380,931,104
a
Preferred Stocks
Germany  —  0 .5%
Bayerische Motoren Werke AG , Preference Shares ,
NVS ................................ 25,988 2,680,545
Dr Ing hc F Porsche AG , Preference Shares , NVS
(a) (c)
52,207 2,540,543
FUCHS SE , Preference Shares , NVS ........... 33,545 1,450,045
Henkel AG & Co. KGaA , Preference Shares , NVS ... 78,591 6,904,369
Jungheinrich AG , Preference Shares , NVS ........ 24,643 1,060,504
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 79,550 3,403,583
Sartorius AG , Preference Shares , NVS .......... 12,928 3,613,283
Sixt SE , Preference Shares , NVS .............. 6,938 437,440
Volkswagen AG , Preference Shares , NVS ........ 98,033 11,891,895
33,982,207
a
Italy  —  0 .0%
Danieli & C Officine Meccaniche SpA , Preference
Shares , NVS .......................... 24,386 1,258,108
a
Total Preferred Stocks — 0.5%
(Cost: $ 46,746,413 ) ................................. 35,240,315
a
Rights
Spain  —  0 .0%
ACS Actividades de Construccion y Servicios SA
(b)
.. 86,805 47,743
a
Security Shares Value
a
United Kingdom  —  0 .0%
Greencore Group CVR
(b) (d)
................... 27,092 $ 741
a
Total Rights — 0.0%
(Cost: $ 46,362 ) .................................... 48,484
a
Total Long-Term Investments — 99.5%
(Cost: $ 6,038,443,958 ) ............................... 7,416,219,903
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(e) (f) (g)
...................... 36,301,515 36,319,666
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(e) (f)
............................. 2,932,250 2,932,250
a
Total Short-Term Securities — 0.5%
(Cost: $ 39,250,331 ) ................................. 39,251,916
Total Investments —  100.0%
(Cost: $ 6,077,694,289 ) ............................... 7,455,471,819
Liabilities in Excess of Other Assets — 0 .0% ................ (2,653,126)
Net Assets — 100.0% ................................. $ 7,452,818,693
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 29,472,278 $ 6,844,642
(a)
$ — $ 1,161 $ 1,585 $ 36,319,666 36,301,515 $ 206,177
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 580,000 2,352,250
(a)
— — — 2,932,250 2,932,250 26,803 —
$ — $ 1,161 $ 1,585
$ 39,251,916
$ 232,980 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
Core MSCI Europe ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
35
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index .................................................................. 296 03/20/26 $ 20,880 $ 409,290
FTSE 100 Index ...................................................................... 96 03/20/26 13,421 465,844
$ 875,134
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 875,134 $ — $ — $ — $ 875,134
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 3,318,007 $ — $ — $ — $ 3,318,007
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 416,701 $ — $ — $ — $ 416,701
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 31,391,281
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 180,130,052 $ 7,200,801,051 $ 1 $ 7,380,931,104
Preferred Stocks ......................................... — 35,240,315 — 35,240,315
Rights ................................................ 47,743 — 741 48,484
Short-Term Securities
Money Market Funds ...................................... 39,251,916 — — 39,251,916
$ 219,429,711 $ 7,236,041,366 $ 742 $ 7,455,471,819

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI Europe ETF
36
2026
iShares Semi-Annual Financial Statements and Additional Information
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 875,134 $ — $ — $ 875,134
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

iShares
®
Core MSCI International Developed Markets ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
37
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  6 .2%
Abacus Group ........................... 342,412 $ 275,275
Abacus Storage King ...................... 1,144,138 1,231,035
AGL Energy Ltd. ......................... 679,410 4,274,574
ALS Ltd. ............................... 564,702 9,628,997
AMP Ltd. .............................. 3,349,216 3,920,982
Ampol Ltd. ............................. 219,116 4,402,192
Ansell Ltd. ............................. 150,895 3,421,116
ANZ Group Holdings Ltd. ................... 2,787,377 70,911,805
APA Group ............................. 1,231,849 7,583,867
ARB Corp. Ltd. .......................... 116,232 2,078,688
Aristocrat Leisure Ltd. ...................... 538,056 19,988,629
ASX Ltd. .............................. 182,967 7,282,887
Atlas Arteria Ltd. ......................... 1,361,793 4,699,662
AUB Group Ltd. .......................... 145,024 3,044,111
Aurizon Holdings Ltd. ...................... 1,578,242 4,037,103
Bank of Queensland Ltd. .................... 760,804 3,583,283
Bapcor Ltd. ............................. 534,204 789,822
Beach Energy Ltd. ........................ 2,651,108 2,272,378
Bega Cheese Ltd. ........................ 317,374 1,343,365
Bellevue Gold Ltd.
(a)
....................... 2,222,204 2,605,915
Bendigo & Adelaide Bank Ltd. ................ 603,155 4,592,905
BHP Group Ltd. .......................... 4,792,127 165,052,136
BlueScope Steel Ltd. ...................... 480,888 10,036,642
Brambles Ltd. ........................... 1,334,499 20,715,031
Breville Group Ltd.
(b)
....................... 150,639 3,356,673
BWP Property Group Ltd. ................... 505,907 1,314,452
Capricorn Metals Ltd.
(a)
..................... 369,427 3,460,206
CAR Group Ltd. .......................... 383,176 7,332,039
Catalyst Metals Ltd.
(a)
...................... 312,213 1,770,706
Challenger Ltd. .......................... 558,023 3,554,295
Champion Iron Ltd. ....................... 572,414 2,311,936
Charter Hall Group ........................ 506,827 8,071,328
Charter Hall Long Wale REIT ................. 1,060,468 2,868,302
Charter Hall Retail REIT .................... 549,040 1,495,104
Cleanaway Waste Management Ltd. ............ 2,665,507 4,568,797
Cochlear Ltd. ........................... 64,301 11,985,281
Codan Ltd. ............................. 133,360 3,511,611
Coles Group Ltd. ......................... 1,236,585 18,270,347
Commonwealth Bank of Australia .............. 1,578,425 163,399,889
Computershare Ltd. ....................... 530,348 12,044,499
Corporate Travel Management Ltd.
(b) (c)
........... 107,918 1,078,701
Credit Corp. Group Ltd. ..................... 61,934 608,352
Cromwell Property Group ................... 1,605,549 457,826
CSL Ltd. ............................... 458,299 57,750,182
Deterra Royalties Ltd. ...................... 841,569 2,457,342
Dexus ................................ 1,003,538 4,681,772
Domino's Pizza Enterprises Ltd.
(b)
.............. 68,185 1,080,052
Downer EDI Ltd. ......................... 873,875 4,873,275
DroneShield Ltd.
(a) (b)
....................... 1,188,813 2,727,874
Dyno Nobel Ltd. .......................... 2,188,435 5,329,912
Eagers Automotive Ltd. ..................... 230,747 4,283,503
Emerald Resources NL
(a)
.................... 462,797 2,175,823
Endeavour Group Ltd. ..................... 1,472,174 3,781,936
Evolution Mining Ltd. ...................... 1,908,792 18,330,564
Flight Centre Travel Group Ltd.
(b)
.............. 239,943 2,691,027
Fortescue Ltd. ........................... 1,583,827 22,935,184
Genesis Minerals Ltd.
(a)
..................... 982,777 4,852,944
Goodman Group ......................... 1,923,466 40,861,495
GPT Group (The) ......................... 1,902,866 6,991,152
GrainCorp Ltd. , Class A .................... 215,305 1,079,634
Growthpoint Properties Australia Ltd. ............ 240,639 383,152
Harvey Norman Holdings Ltd. ................ 804,061 3,613,220
Security Shares Value
a
Australia (continued)
HMC Capital Ltd. ......................... 346,474 $ 1,011,061
HomeCo Daily Needs REIT .................. 2,017,749 1,810,535
HUB24 Ltd. ............................. 95,710 6,706,024
IDP Education Ltd. ........................ 336,255 1,463,285
IGO Ltd.
(a)
.............................. 767,435 4,386,836
Iluka Resources Ltd. ....................... 433,174 1,587,532
Ingenia Communities Group ................. 380,047 1,246,102
Insignia Financial Ltd.
(a)
..................... 766,254 2,475,805
Insurance Australia Group Ltd. ................ 2,232,573 11,770,438
IPH Ltd. ............................... 239,930 622,572
IRESS Ltd. ............................. 181,997 1,024,645
JB Hi-Fi Ltd. ............................ 119,559 6,736,018
Lendlease Corp. Ltd. ...................... 708,282 2,370,275
Liontown Ltd.
(a)
.......................... 2,062,900 2,618,897
Lottery Corp. Ltd. (The) ..................... 2,413,310 8,597,232
Lovisa Holdings Ltd. ....................... 75,479 1,618,901
Lynas Rare Earths Ltd.
(a) (b)
................... 883,839 8,896,833
Macquarie Group Ltd. ...................... 336,047 49,318,168
Magellan Financial Group Ltd. ................ 144,768 875,178
Medibank Pvt Ltd. ........................ 2,568,022 8,239,920
Megaport Ltd.
(a)
.......................... 269,924 2,155,479
Mesoblast Ltd.
(a) (b)
........................ 1,080,999 1,896,175
Metcash Ltd. ............................ 1,493,077 3,442,168
Mineral Resources Ltd.
(a)
.................... 174,785 6,875,240
Mirvac Group ........................... 3,674,316 5,102,765
Monadelphous Group Ltd. ................... 108,098 2,325,863
Myer Holdings Ltd.
(a)
....................... 1,641,909 495,575
Nanosonics Ltd.
(a) (b)
....................... 281,994 761,437
National Australia Bank Ltd. .................. 2,873,190 86,308,924
National Storage REIT ..................... 1,727,511 3,310,504
Netwealth Group Ltd. ...................... 152,649 2,586,458
Neuren Pharmaceuticals Ltd.
(a)
................ 209,447 2,425,195
New Hope Corp. Ltd. ...................... 456,057 1,430,055
NEXTDC Ltd.
(a)
.......................... 612,709 5,661,130
nib holdings Ltd. ......................... 549,760 2,564,203
Nine Entertainment Co. Holdings Ltd. ........... 1,129,962 896,073
Northern Star Resources Ltd. ................. 1,360,279 25,006,416
Nufarm Ltd.
(a)
........................... 355,936 581,227
Orica Ltd. .............................. 440,950 7,855,172
Origin Energy Ltd. ........................ 1,683,528 13,807,139
Orora Ltd. .............................. 1,544,974 2,193,871
Paladin Energy Ltd.
(a) (b)
..................... 442,701 4,150,698
Perenti Ltd. ............................. 967,704 1,862,936
Perpetual Ltd. ........................... 97,494 1,220,848
Perseus Mining Ltd. ....................... 1,306,486 5,031,923
PEXA Group Ltd.
(a)
........................ 144,749 1,383,945
Pinnacle Investment Management Group Ltd. ...... 222,048 2,604,027
PLS Group Ltd.
(a) (b)
........................ 3,044,302 8,932,529
Polynovo Ltd.
(a) (b)
......................... 740,959 520,545
Premier Investments Ltd. ................... 140,606 1,302,347
Pro Medicus Ltd. ......................... 59,522 7,609,487
Qantas Airways Ltd. ....................... 875,239 6,119,348
QBE Insurance Group Ltd. .................. 1,382,595 18,949,534
Qube Holdings Ltd. ....................... 1,307,142 4,323,459
Ramelius Resources Ltd. ................... 1,795,184 5,528,834
Ramsay Health Care Ltd. ................... 178,426 4,500,937
REA Group Ltd. .......................... 54,031 7,104,202
Reece Ltd.
(b)
............................ 286,020 2,927,688
Region Group ........................... 1,733,394 2,780,268
Regis Resources Ltd. ...................... 921,129 4,801,158
Reliance Worldwide Corp. Ltd.
(b)
............... 1,060,641 2,756,141
Resolute Mining Ltd.
(a)
..................... 2,118,835 1,898,098
Rio Tinto Ltd. ........................... 354,370 36,919,954
Sandfire Resources Ltd.
(a)
................... 442,033 5,997,960

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
38
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Australia (continued)
Santos Ltd. ............................. 3,084,909 $ 15,044,325
Scentre Group ........................... 4,743,300 13,442,366
SEEK Ltd. ............................. 329,458 4,785,204
SGH Ltd. .............................. 193,976 6,216,557
Sigma Healthcare Ltd.
(b)
.................... 4,908,860 10,518,911
Silex Systems Ltd.
(a)
....................... 277,514 1,315,923
Sims Ltd. .............................. 150,333 2,104,838
Sonic Healthcare Ltd. ...................... 447,482 7,156,050
South32 Ltd. ............................ 4,490,499 14,225,306
Steadfast Group Ltd. ...................... 1,276,970 4,624,536
Stockland .............................. 2,263,484 8,469,065
Suncorp Group Ltd. ....................... 994,771 11,710,378
Super Retail Group Ltd. .................... 176,437 1,800,409
Tabcorp Holdings Ltd. ...................... 2,125,290 1,304,671
Technology One Ltd. ...................... 298,232 5,206,771
Telix Pharmaceuticals Ltd.
(a) (b)
................ 316,045 2,305,972
Telstra Group Ltd. ........................ 3,900,232 13,250,240
Temple & Webster Group Ltd.
(a)
............... 105,975 881,427
Transurban Group ........................ 2,886,623 27,921,645
Treasury Wine Estates Ltd. .................. 826,890 3,081,312
Tuas Ltd.
(a)
............................. 317,579 1,570,722
Vault Minerals Ltd.
(a)
....................... 1,291,485 4,942,220
Ventia Services Group Pty Ltd. ................ 1,123,916 4,501,240
Vicinity Ltd. ............................. 3,591,314 6,126,953
Viva Energy Group Ltd.
(d)
................... 1,531,036 1,916,618
Washington H Soul Pattinson & Co. Ltd. ......... 291,919 7,815,727
Waypoint REIT Ltd. ....................... 695,843 1,186,101
WEB Travel Group Ltd.
(a)
.................... 610,690 1,954,189
Wesfarmers Ltd. ......................... 1,069,437 61,692,164
Westgold Resources Ltd. ................... 1,093,524 5,217,966
Westpac Banking Corp. .................... 3,219,525 86,505,721
Whitehaven Coal Ltd. ...................... 825,334 5,042,500
WiseTech Global Ltd. ...................... 194,766 7,803,615
Woodside Energy Group Ltd. ................. 1,749,589 30,891,608
Woolworths Group Ltd. ..................... 1,121,805 24,074,364
Worley Ltd. ............................. 422,666 3,931,435
Xero Ltd.
(a)
............................. 163,062 10,626,957
Yancoal Australia Ltd. ...................... 408,869 1,636,645
Zip Co. Ltd.
(a)
........................... 1,359,282 2,507,677
1,665,707,307
a
Austria  —  0 .3%
ANDRITZ AG ........................... 65,739 5,688,026
BAWAG Group AG
(a) (d)
..................... 75,995 12,362,549
CA Immobilien Anlagen AG .................. 35,470 1,058,417
CPI Europe AG
(a)
......................... 45,534 839,922
DO & CO AG ........................... 8,110 1,895,720
Erste Group Bank AG ...................... 302,262 39,296,750
Lenzing AG
(a) (b)
.......................... 20,061 605,643
Oesterreichische Post AG ................... 68,890 2,686,641
OMV AG .............................. 124,231 7,380,281
Raiffeisen Bank International AG .............. 131,402 6,623,378
UNIQA Insurance Group AG ................. 107,164 1,986,494
Verbund AG ............................ 69,833 5,124,031
Vienna Insurance Group AG Wiener Versicherung
Gruppe .............................. 37,341 2,935,152
voestalpine AG .......................... 116,306 5,522,847
Wienerberger AG ......................... 108,194 3,576,301
97,582,152
a
Belgium  —  1 .1%
Ackermans & van Haaren N.V. ................ 26,131 7,731,331
Aedifica SA ............................. 36,125 3,181,096
Ageas SA/N.V. .......................... 134,263 9,536,750
Anheuser-Busch InBev SA/N.V. ............... 922,372 66,395,112
Security Shares Value
a
Belgium (continued)
Argenx SE
(a)
............................ 58,541 $ 49,231,258
Azelis Group N.V. ........................ 160,639 1,590,737
Barco N.V. ............................. 63,538 872,243
Bekaert SA ............................. 48,047 2,357,036
CMB Tech N.V. .......................... 178,986 2,359,231
Cofinimmo SA ........................... 32,107 3,338,493
Colruyt Group N.V. ........................ 57,198 2,193,996
Deme Group N.V. ........................ 7,962 1,587,143
D'ieteren Group .......................... 25,495 5,807,211
Elia Group SA/N.V. ........................ 44,885 6,498,480
Fagron ................................ 71,085 1,868,777
Financiere de Tubize SA .................... 16,445 4,194,916
Galapagos N.V.
(a) (b)
........................ 40,908 1,384,049
Groupe Bruxelles Lambert N.V. ............... 84,762 8,020,391
KBC Ancora ............................ 52,455 4,820,478
KBC Group N.V. ......................... 214,865 30,277,811
Kinepolis Group N.V. ...................... 13,887 439,830
Lotus Bakeries N.V. ....................... 351 4,138,166
Melexis N.V. ............................ 25,924 1,959,797
Montea N.V. ............................ 18,968 1,606,616
Ontex Group N.V.
(a) (b)
...................... 51,790 301,210
Proximus SADP .......................... 110,249 1,005,898
Retail Estates N.V. ........................ 15,204 1,165,345
Shurgard Self Storage Ltd. .................. 36,408 1,321,528
Sofina SA .............................. 15,445 4,500,849
Solvay SA , Class A ....................... 56,233 1,655,509
Syensqo SA ............................ 70,494 5,933,039
UCB SA ............................... 120,956 36,858,372
Umicore SA ............................ 222,318 5,285,005
VGP N.V. .............................. 21,707 2,662,025
Warehouses De Pauw CVA .................. 160,383 4,544,554
286,624,282
a
Canada  —  11 .6%
5N Plus, Inc.
(a)
........................... 99,964 1,767,806
Advantage Energy Ltd.
(a)
.................... 174,227 1,408,761
Agnico Eagle Mines Ltd. .................... 481,401 91,510,913
Air Canada
(a)
............................ 204,937 2,837,045
Alamos Gold, Inc. , Class A .................. 433,256 16,055,593
Algonquin Power & Utilities Corp. .............. 746,353 4,900,228
Alimentation Couche-Tard, Inc. ................ 694,322 36,122,183
Allied Gold Corp.
(a) (b)
....................... 134,774 4,253,104
Allied Properties REIT
(b)
.................... 81,552 841,483
Almonty Industries, Inc.
(a)
................... 179,217 2,026,910
AltaGas Ltd. ............................ 320,729 9,673,808
Altus Group Ltd.
(b)
........................ 35,924 1,218,881
ARC Resources Ltd. ....................... 576,758 10,703,686
Aris Mining Corp.
(a)
........................ 128,616 2,225,383
Aritzia, Inc.
(a)
............................ 91,133 7,183,421
Atco Ltd. , Class I , NVS ..................... 95,036 4,126,265
Athabasca Oil Corp.
(a)
...................... 703,355 4,127,203
AtkinsRealis Group, Inc. .................... 167,742 11,772,060
ATS Corp
(a)
............................. 90,949 2,584,898
Avino Silver & Gold Mines Ltd.
(a) (b)
.............. 167,812 1,501,083
Aya Gold & Silver, Inc.
(a) (b)
................... 155,519 2,524,121
B2Gold Corp ............................ 1,197,354 5,830,028
Badger Infrastructure Solutions Ltd. ............ 55,218 3,122,119
Bank of Montreal ......................... 680,565 92,649,605
Bank of Nova Scotia (The) ................... 1,166,839 87,235,494
Barrick Mining Corp. ....................... 1,607,133 73,460,844
Bausch Health Companies, Inc.
(a)
.............. 315,489 1,809,547
Baytex Energy Corp. ...................... 998,459 3,446,376
BCE, Inc. .............................. 64,073 1,656,350
Birchcliff Energy Ltd. ...................... 253,508 1,362,816
Bitfarms Ltd.
(a) (b)
.......................... 621,141 1,441,491

iShares
®
Core MSCI International Developed Markets ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
39
Schedule of Investments
Security Shares Value
a
Canada (continued)
BlackBerry Ltd.
(a) (b)
........................ 512,163 $ 1,824,250
Boardwalk Real Estate Investment Trust ......... 45,343 2,292,708
Bombardier, Inc. , Class B
(a)
.................. 86,312 14,744,637
Boralex, Inc. , Class A
(b)
..................... 77,033 1,428,475
BOYD GROUP, INC. ...................... 20,410 3,345,133
Brookfield Asset Management Ltd. , Class A ....... 385,540 19,154,541
Brookfield Corp. , Class A .................... 1,939,437 88,408,074
Brookfield Infrastructure Corp. ................ 109,331 5,228,682
Brookfield Renewable Corp. ................. 127,125 5,294,502
Brookfield Wealth Solutions Ltd.
(a) (b)
............. 48,706 2,222,380
BRP, Inc. .............................. 45,342 3,422,170
CAE, Inc.
(a)
............................. 326,483 10,463,569
Cameco Corp. ........................... 415,413 51,378,624
Canada Goose Holdings, Inc.
(a)
............... 89,171 1,081,853
Canadian Apartment Properties REIT ........... 111,983 3,171,200
Canadian Imperial Bank of Commerce .......... 869,990 80,402,116
Canadian National Railway Co. ............... 487,755 46,921,770
Canadian Natural Resources Ltd. .............. 1,944,894 72,316,662
Canadian Pacific Kansas City Ltd. ............. 845,747 62,869,688
Canadian Tire Corp. Ltd. , Class A , NVS .......... 49,735 6,118,758
Canadian Utilities Ltd. , Class A , NVS ............ 137,690 4,456,357
Canfor Corp.
(a)
........................... 38,830 408,932
Capital Power Corp. ....................... 151,889 6,664,978
Capstone Copper Corp.
(a)
................... 680,409 7,540,390
CCL Industries, Inc. , Class B , NVS ............. 158,524 9,553,468
Celestica, Inc.
(a)
.......................... 110,989 31,188,427
Cenovus Energy, Inc. ...................... 1,366,161 26,959,017
Centerra Gold, Inc. ........................ 263,521 4,414,434
CES Energy Solutions Corp. ................. 220,241 2,296,789
CGI, Inc. .............................. 188,900 16,189,645
Choice Properties REIT
(b)
................... 272,187 3,046,399
Cogeco Communications, Inc. ................ 11,266 543,009
Colliers International Group, Inc. ............... 37,841 5,170,709
Constellation Software, Inc. .................. 18,992 35,050,223
Crombie REIT ........................... 62,242 713,087
Cronos Group, Inc.
(a)
...................... 274,969 686,589
Definity Financial Corp. ..................... 84,811 4,150,703
Denison Mines Corp.
(a)
..................... 1,291,970 5,104,688
Descartes Systems Group, Inc. (The)
(a)
.......... 83,904 6,266,073
Discovery Silver Corp.
(a) (b)
................... 679,232 4,778,792
Dollarama, Inc. .......................... 268,861 36,232,507
DPM Metals, Inc. ......................... 170,457 5,947,499
Dream Industrial Real Estate Investment Trust ..... 241,325 2,279,176
Eldorado Gold Corp.
(a)
..................... 212,520 9,117,922
Element Fleet Management Corp. ............. 386,301 9,787,673
Emera, Inc. ............................. 275,642 13,662,159
Empire Co. Ltd. , Class A , NVS ................ 152,432 4,979,382
Enbridge, Inc. ........................... 2,045,785 99,866,580
Endeavour Silver Corp.
(a) (b)
.................. 317,805 3,468,279
Energy Fuels, Inc.
(a) (b)
...................... 258,827 5,788,038
Enghouse Systems Ltd. .................... 42,027 577,480
EQB, Inc.
(b)
............................. 26,359 2,055,640
Equinox Gold Corp.
(a)
...................... 624,407 8,932,874
ERO Copper Corp.
(a)
...................... 127,281 4,269,964
Exchange Income Corp. .................... 32,380 2,259,097
Fairfax Financial Holdings Ltd. ................ 19,262 31,788,065
Finning International, Inc. ................... 141,192 8,854,247
First Capital Real Estate Investment Trust ........ 128,434 1,866,639
First Majestic Silver Corp. ................... 422,850 8,803,876
First Quantum Minerals Ltd.
(a)
................ 681,208 19,255,826
FirstService Corp. ........................ 41,704 6,461,187
Fortis, Inc. ............................. 455,072 24,263,377
Fortuna Mining Corp.
(a)
..................... 411,590 4,026,276
Franco-Nevada Corp. ...................... 182,424 42,702,475
Security Shares Value
a
Canada (continued)
Freehold Royalties Ltd. ..................... 200,053 $ 2,406,542
G Mining Ventures Corp.
(a) (b)
.................. 150,915 4,784,637
George Weston Ltd. ....................... 172,546 12,034,439
GFL Environmental, Inc. .................... 227,357 9,766,174
Gibson Energy, Inc. ....................... 224,583 4,421,893
Gildan Activewear, Inc.
(b)
.................... 147,875 9,607,830
goeasy Ltd.
(b)
........................... 12,396 1,139,050
Granite Real Estate Investment Trust ........... 46,638 3,008,958
Great-West Lifeco, Inc. ..................... 260,740 12,205,462
H&R Real Estate Investment Trust ............. 113,547 896,435
Hammond Power Solutions, Inc.
(b)
............. 9,566 1,261,463
Hudbay Minerals, Inc. ...................... 407,583 9,653,400
Hydro One Ltd.
(d)
......................... 338,070 13,364,894
iA Financial Corp., Inc. ..................... 97,270 11,951,855
IAMGOLD Corp.
(a)
........................ 468,131 8,495,220
IGM Financial, Inc. ........................ 54,348 2,628,693
Imperial Oil Ltd. .......................... 170,348 17,210,571
Intact Financial Corp. ...................... 164,507 29,951,111
InterRent REIT .......................... 181,498 1,776,792
Ivanhoe Mines Ltd. , Class A
(a) (b)
............... 690,750 8,735,516
K92 Mining, Inc.
(a)
........................ 232,114 4,357,092
Keyera Corp. ........................... 215,216 7,287,930
Killam Apartment REIT
(b)
.................... 106,175 1,367,686
Kinaxis, Inc.
(a)
........................... 31,185 3,149,075
Kinross Gold Corp. ........................ 1,170,812 36,870,281
Labrador Iron Ore Royalty Corp. ............... 70,811 1,535,153
Laurentian Bank of Canada .................. 47,648 1,399,714
Lightspeed Commerce, Inc.
(a)
................. 189,700 2,047,949
Linamar Corp. ........................... 59,645 3,781,116
Lithium Americas Corp.
(a) (b)
.................. 240,052 1,167,072
Loblaw Companies Ltd. .................... 595,971 26,816,835
Lundin Gold, Inc. ......................... 108,207 8,112,048
Lundin Mining Corp. ....................... 716,413 18,072,769
Magna International, Inc. .................... 246,029 12,577,446
Manulife Financial Corp. .................... 1,576,838 60,067,262
Maple Leaf Foods, Inc. ..................... 76,417 1,415,930
MDA Space Ltd.
(a)
........................ 140,791 3,973,560
Methanex Corp. .......................... 81,502 3,888,800
Metro, Inc. , Class A ....................... 211,224 14,021,619
MTY Food Group, Inc.
(b)
.................... 35,291 1,099,175
National Bank of Canada ................... 364,124 43,387,889
New Gold, Inc.
(a)
......................... 796,467 8,001,813
NexGen Energy Ltd.
(a) (b)
.................... 527,461 6,624,010
NFI Group, Inc.
(a)
......................... 84,705 1,028,914
NGEx Minerals Ltd.
(a) (b)
..................... 197,423 4,082,864
North West Co., Inc. (The)
(b)
.................. 55,381 1,977,065
Northland Power, Inc. ...................... 265,984 3,666,522
Northwest Healthcare Properties REIT .......... 145,726 598,251
Novagold Resources, Inc.
(a)
.................. 303,319 2,644,142
Nutrien Ltd. ............................. 451,094 31,057,954
NuVista Energy Ltd.
(a)
...................... 163,475 2,237,854
OceanaGold Corp. ........................ 228,765 7,412,413
Onex Corp. ............................. 63,527 5,412,847
Open Text Corp. ......................... 268,562 6,859,756
OR Royalties, Inc. ........................ 208,062 8,203,906
Orla Mining Ltd. .......................... 311,701 4,701,897
Pan American Silver Corp. ................... 406,211 22,132,555
Paramount Resources Ltd. , Class A ............ 82,486 1,555,642
Parex Resources, Inc. ..................... 89,390 1,326,096
Pason Systems, Inc. ....................... 77,944 690,915
Pembina Pipeline Corp. .................... 520,291 21,619,406
Pet Valu Holdings Ltd. ..................... 70,627 1,416,015
Peyto Exploration & Development Corp. ......... 268,928 4,846,688
Power Corp. of Canada .................... 524,955 26,474,248

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
40
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Canada (continued)
PrairieSky Royalty Ltd. ..................... 220,870 $ 4,807,834
Premium Brands Holdings Corp.
(b)
............. 41,803 2,873,544
Primaris Real Estate Investment Trust ........... 114,333 1,389,646
Propel Holdings, Inc.
(b)
..................... 36,531 653,810
Quebecor, Inc. , Class B .................... 175,538 6,403,241
RB Global, Inc. .......................... 178,122 20,218,512
Restaurant Brands International, Inc. ............ 288,875 19,354,508
Richelieu Hardware Ltd. .................... 49,068 1,467,373
RioCan REIT ............................ 125,721 1,801,356
Rogers Communications, Inc. , Class B , NVS ...... 344,500 13,004,296
Royal Bank of Canada ..................... 1,326,824 220,921,336
Russel Metals, Inc. ........................ 76,262 2,702,340
Saputo, Inc. ............................ 262,376 7,915,695
Seabridge Gold, Inc.
(a)
..................... 121,152 3,425,515
Secure Waste Infrastructure Corp. ............. 259,204 3,344,629
Shopify, Inc. , Class A
(a)
..................... 1,161,902 152,459,905
Sienna Senior Living, Inc. ................... 179,370 2,793,991
Silvercorp Metals, Inc. ..................... 281,185 2,831,158
Skeena Resources Ltd.
(a)
................... 116,772 3,331,687
SmartCentres Real Estate Investment Trust
(b)
...... 137,053 2,686,406
South Bow Corp. ......................... 199,817 5,676,144
Spin Master Corp.
(d)
....................... 28,615 391,088
Sprott, Inc. ............................. 27,095 3,322,279
SSR Mining, Inc.
(a)
........................ 181,479 4,136,972
Stantec, Inc. ............................ 112,522 11,150,970
Stella-Jones, Inc. ......................... 67,232 4,507,973
Sun Life Financial, Inc. ..................... 513,313 32,344,770
Suncor Energy, Inc. ....................... 1,135,267 60,004,528
Superior Plus Corp. ....................... 177,925 953,881
Tamarack Valley Energy Ltd. ................. 699,403 4,730,659
Taseko Mines Ltd.
(a)
....................... 453,108 3,444,107
TC Energy Corp. ......................... 970,855 56,925,835
Teck Resources Ltd. , Class B ................ 435,319 23,363,649
TELUS Corp. ........................... 448,971 6,264,788
TerraVest Industries, Inc.
(b)
................... 19,363 2,005,908
TFI International, Inc. ...................... 76,579 8,229,578
Thomson Reuters Corp. .................... 144,695 15,987,488
TMX Group Ltd. .......................... 295,147 10,896,368
Topaz Energy Corp. ....................... 129,878 2,785,178
Torex Gold Resources, Inc. .................. 89,003 4,283,962
Toromont Industries Ltd.
(b)
................... 78,594 10,011,478
Toronto-Dominion Bank (The) ................ 1,614,624 150,902,986
Tourmaline Oil Corp.
(b)
..................... 323,907 15,328,878
TransAlta Corp. .......................... 256,208 3,273,983
Transcontinental, Inc. , Class A
(b)
............... 71,547 1,213,774
Triple Flag Precious Metals Corp. .............. 39,561 1,333,856
Vermilion Energy, Inc. ...................... 273,117 2,639,606
Vizsla Silver Corp.
(a) (b)
...................... 440,878 2,230,859
Wesdome Gold Mines Ltd.
(a)
................. 205,700 3,367,277
West Fraser Timber Co. Ltd. ................. 48,659 3,323,028
Wheaton Precious Metals Corp. ............... 429,359 56,565,719
Whitecap Resources, Inc. ................... 1,299,802 11,855,867
Winpak Ltd. ............................ 44,100 1,392,972
WSP Global, Inc. ......................... 124,929 24,150,891
3,125,551,434
a
China  —  0 .0%
Mobvista, Inc.
(a) (d)
......................... 523,000 997,526
Wharf Holdings Ltd. (The) ................... 1,017,045 3,285,956
4,283,482
a
Denmark  —  1 .8%
AL Sydbank ............................ 63,221 5,725,571
ALK-Abello A.S. , Class B
(a)
.................. 160,373 5,299,323
Alm Brand A.S. .......................... 952,158 2,637,180
Security Shares Value
a
Denmark (continued)
Ambu A.S. , Class B
(b)
...................... 197,929 $ 2,684,056
AP Moller - Maersk A.S. , Class A .............. 2,522 6,184,368
AP Moller - Maersk A.S. , Class B , NVS
(b)
......... 3,897 9,636,208
Bavarian Nordic A.S.
(a)
..................... 90,468 2,756,495
Carlsberg A.S. , Class B .................... 86,304 11,732,954
Chemometec A.S. ........................ 18,265 1,765,274
Coloplast A.S. , Class B ..................... 114,800 9,786,121
D/S Norden A.S. ......................... 22,109 998,670
Danske Bank A.S. ........................ 615,947 31,381,286
Demant A.S.
(a) (b)
.......................... 92,207 3,227,557
Dfds A.S.
(a)
............................. 42,268 662,546
DSV A.S. .............................. 192,586 54,152,275
FLSmidth & Co. A.S. , Class B ................ 55,288 4,739,217
Genmab A.S.
(a)
.......................... 58,992 19,218,737
GN Store Nord A.S.
(a) (b)
..................... 161,072 2,827,430
H Lundbeck A.S. , Class B ................... 240,791 1,614,347
ISS A.S. ............................... 169,245 6,418,564
Jyske Bank A.S. , Registered ................. 40,936 5,957,273
Netcompany Group A.S.
(a) (b) (d)
................. 54,126 2,856,702
NKT A.S.
(a)
............................. 54,595 7,140,278
Novo Nordisk A.S. , Class B .................. 3,041,762 180,617,459
Novonesis Novozymes B ................... 341,941 20,951,939
Orsted A.S.
(a) (d)
.......................... 505,687 11,375,560
Pandora A.S. ........................... 76,567 6,197,611
Per Aarsleff Holding A.S. , Class B .............. 19,141 2,729,562
Ringkjoebing Landbobank A.S. ................ 25,848 6,515,966
ROCKWOOL A.S. , Class B .................. 87,665 2,960,445
Royal Unibrew A.S. ....................... 49,197 4,635,076
Schouw & Co A.S. ........................ 16,677 1,759,902
TORM PLC , Class A ....................... 67,966 1,668,850
Tryg A.S. .............................. 285,575 6,940,331
Vestas Wind Systems A.S. .................. 941,688 28,543,866
Zealand Pharma A.S.
(a)
..................... 68,490 4,580,438
478,879,437
a
Finland  —  0 .8%
Citycon OYJ
(a)
........................... 69,750 314,342
Elisa OYJ .............................. 130,465 5,771,121
Fortum OYJ ............................ 420,794 9,940,137
Hiab OYJ , Class B ........................ 46,362 2,754,893
Huhtamaki OYJ .......................... 121,950 4,279,804
Kalmar OYJ , Class B ...................... 49,211 2,516,050
Kemira OYJ ............................ 132,222 3,109,974
Kesko OYJ , Class B ....................... 275,113 6,958,533
Kojamo OYJ
(a)
........................... 125,258 1,414,962
Kone OYJ , Class B ....................... 317,736 22,834,057
Konecranes OYJ ......................... 64,893 7,641,937
Mandatum OYJ .......................... 419,601 3,421,983
Metsa Board OYJ , Class B
(b)
................. 139,206 432,427
Metso OYJ ............................. 649,613 12,700,412
Neste OYJ ............................. 396,908 10,138,992
Nokia OYJ ............................. 4,976,988 32,056,326
Nokian Renkaat OYJ ...................... 146,458 1,878,959
Orion OYJ , Class B ....................... 118,521 9,801,455
Outokumpu OYJ ......................... 424,971 2,386,020
QT Group OYJ
(a) (b)
........................ 27,553 866,403
Sampo OYJ , Class A ...................... 2,254,382 25,141,551
Stora Enso OYJ , Class R ................... 506,414 5,829,832
TietoEVRY OYJ .......................... 89,490 1,942,626
UPM-Kymmene OYJ ...................... 494,132 13,632,176
Valmet OYJ ............................ 137,223 4,702,158
Wartsila OYJ Abp ......................... 485,527 19,683,269
YIT OYJ
(a)
.............................. 139,684 511,083
212,661,482
a

iShares
®
Core MSCI International Developed Markets ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
41
Schedule of Investments
Security Shares Value
a
France  —  8 .2%
Accor SA .............................. 194,399 $ 10,571,634
Aeroports de Paris SA ..................... 32,158 4,248,773
Air France-KLM , NVS
(a)
..................... 154,179 1,977,825
Air Liquide SA ........................... 546,301 102,301,539
Airbus SE .............................. 563,934 129,112,537
Alstom SA
(a)
............................ 359,441 11,476,368
Alten SA ............................... 40,687 3,988,583
Amundi SA
(d)
............................ 56,087 4,986,645
APERAM SA ............................ 44,302 1,906,245
ArcelorMittal SA .......................... 454,427 24,679,029
Arkema SA ............................. 64,017 3,855,235
AXA SA ............................... 1,669,631 76,133,643
BioMerieux ............................. 44,306 5,145,099
BNP Paribas SA ......................... 961,087 103,924,662
Bollore SE ............................. 850,719 4,850,308
Bouygues SA ........................... 207,813 11,233,081
Bureau Veritas SA ........................ 292,619 9,420,086
Canal+ SA
(a)
............................ 679,289 2,937,144
Capgemini SE ........................... 151,029 23,466,592
Carrefour SA ............................ 582,710 9,544,306
Cie de Saint-Gobain SA .................... 427,832 42,229,353
Cie Generale des Etablissements Michelin SCA .... 638,607 23,715,070
Coface SA ............................. 101,402 1,854,556
Covivio SA ............................. 56,146 3,586,938
Credit Agricole SA ........................ 969,740 21,001,100
Danone SA ............................. 604,769 47,389,627
Dassault Aviation SA ...................... 18,862 7,170,858
Dassault Systemes SE ..................... 625,053 17,191,956
Edenred SE ............................ 258,781 5,420,374
Eiffage SA ............................. 65,353 9,692,327
Elior Group SA
(a) (d)
........................ 151,196 510,202
Elis SA ................................ 204,508 5,937,776
Engie SA .............................. 1,707,632 50,983,756
EssilorLuxottica SA ....................... 286,843 87,686,712
Eurazeo SE ............................ 39,833 2,392,728
Eurofins Scientific SE ...................... 108,235 8,755,451
Euronext N.V.
(d)
.......................... 81,385 11,398,274
Eutelsat Communications SACA
(a) (b)
............ 277,801 754,125
FDJ UNITED ............................ 110,730 2,930,570
Fnac Darty SA ........................... 15,728 662,174
Forvia SE
(a)
............................. 235,384 3,843,214
Gaztransport Et Technigaz SA ................ 33,692 7,258,887
Gecina SA ............................. 45,182 4,150,022
Getlink SE ............................. 298,800 5,914,565
Hermes International SCA ................... 29,803 71,705,952
ICADE
(a)
............................... 35,147 868,031
ID Logistics Group SACA
(a)
.................. 1,822 883,744
Imerys SA .............................. 42,606 1,328,493
Ipsen SA .............................. 41,724 6,816,251
IPSOS SA ............................. 43,750 1,856,035
JCDecaux SE ........................... 131,219 2,588,131
Kering SA .............................. 70,254 21,931,728
Klepierre SA ............................ 215,667 8,308,221
Legrand SA ............................ 247,362 39,493,277
L'Oreal SA ............................. 226,725 104,166,311
Louis Hachette Group , NVS .................. 1,003,235 1,973,365
LVMH Moet Hennessy Louis Vuitton SE .......... 239,079 154,302,608
Nexans SA ............................. 32,669 5,145,770
Nexity SA
(a) (b)
............................ 36,950 417,800
Opmobility ............................. 54,398 1,042,250
Orange SA ............................. 1,730,108 32,162,737
Pernod Ricard SA ........................ 193,703 17,320,271
Pluxee N.V. , NVS
(b)
....................... 104,236 1,380,921
Publicis Groupe SA ....................... 214,205 21,409,416
Security Shares Value
a
France (continued)
Remy Cointreau SA ....................... 41,060 $ 1,958,119
Renault SA ............................. 189,894 7,166,479
Rexel SA .............................. 193,705 8,117,317
Rubis SCA ............................. 103,434 4,188,360
Safran SA .............................. 341,302 121,944,184
Sanofi SA .............................. 1,061,111 100,087,854
Sartorius Stedim Biotech .................... 28,123 6,284,586
Schneider Electric SE ...................... 522,358 149,760,997
SCOR SE .............................. 133,925 4,364,237
SEB SA ............................... 27,346 1,542,545
SES SA ............................... 411,863 3,373,379
Societe BIC SA .......................... 20,226 1,302,937
Societe Generale SA ...................... 684,820 60,010,390
Sodexo SA ............................. 86,824 4,435,977
SOITEC
(a)
.............................. 36,200 1,127,359
Sopra Steria Group ....................... 15,431 2,818,704
SPIE SA ............................... 158,664 8,693,815
STMicroelectronics N.V. .................... 660,716 18,657,319
Technip Energies N.V. ..................... 142,838 5,597,736
Teleperformance SE ....................... 60,035 3,877,983
Thales SA .............................. 91,865 28,122,229
TotalEnergies SE ......................... 1,904,546 138,515,129
Trigano SA ............................. 14,640 2,912,936
Ubisoft Entertainment SA
(a) (b)
................. 142,476 735,061
Unibail-Rodamco-Westfield .................. 114,517 12,661,562
Valeo SE .............................. 289,549 4,043,954
Vallourec SACA .......................... 191,994 4,074,659
Veolia Environnement SA ................... 631,706 23,693,494
Vinci SA ............................... 467,414 67,206,937
Virbac SACA ............................ 6,305 2,628,357
Vivendi SE ............................. 787,408 2,196,820
Vusion ................................ 9,104 1,417,294
Wendel SE ............................. 32,644 3,153,678
Worldline SA
(a) (b) (d)
........................ 273,304 462,938
2,220,426,586
a
Germany  —  7 .3%
adidas AG ............................. 160,658 28,485,230
AIXTRON SE ........................... 143,826 3,299,562
Allianz SE , Registered ..................... 363,945 160,252,849
Aroundtown SA
(a)
......................... 722,022 2,294,396
Aumovio SE
(a)
........................... 56,189 2,696,184
Aurubis AG
(b)
............................ 37,016 6,989,878
Auto1 Group SE
(a) (b)
....................... 135,408 4,453,953
BASF SE .............................. 832,289 45,121,677
Bayer AG , Registered ...................... 926,683 49,013,787
Bayerische Motoren Werke AG ............... 261,844 26,964,767
Bechtle AG
(b)
............................ 87,409 4,530,598
Befesa SA
(d)
............................ 43,508 1,593,509
Beiersdorf AG ........................... 87,928 10,487,995
Bilfinger SE ............................. 40,314 5,648,342
Brenntag SE ............................ 123,804 7,532,193
CANCOM SE ........................... 37,931 1,276,242
Carl Zeiss Meditec AG , Bearer ................ 45,641 1,514,802
CECONOMY AG
(a)
........................ 253,603 1,340,713
Commerzbank AG ........................ 716,586 29,455,042
Continental AG .......................... 106,696 8,395,827
CTS Eventim AG & Co. KGaA ................ 68,583 5,763,784
Daimler Truck Holding AG ................... 451,790 21,875,190
Delivery Hero SE
(a) (d)
....................... 187,431 5,227,297
Dermapharm Holding SE
(b)
.................. 21,386 883,484
Deutsche Bank AG , Registered ............... 1,758,969 69,410,830
Deutsche Boerse AG ...................... 176,869 44,787,685
Deutsche Lufthansa AG , Registered
(b)
........... 562,460 5,794,162
Deutsche Pfandbriefbank AG
(d)
................ 159,134 785,215

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
42
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Germany (continued)
Deutsche Post AG ........................ 895,495 $ 50,083,666
Deutsche Telekom AG , Registered ............. 3,473,526 116,565,466
Deutz AG .............................. 195,485 2,503,323
Duerr AG .............................. 62,005 1,652,646
E.ON SE .............................. 2,118,375 44,930,382
Eckert & Ziegler SE ....................... 56,018 991,740
Evonik Industries AG
(b)
..................... 185,330 2,870,745
Evotec SE
(a) (b)
........................... 208,523 1,535,652
Fielmann Group AG ....................... 30,501 1,494,944
flatexDEGIRO SE ........................ 106,626 5,201,186
Fraport AG Frankfurt Airport Services Worldwide
(a)
... 45,984 4,254,681
Freenet AG ............................. 140,850 5,085,975
Fresenius Medical Care AG .................. 200,921 9,045,257
Fresenius SE & Co. KGaA ................... 405,004 22,655,010
GEA Group AG .......................... 153,111 10,947,869
Gerresheimer AG
(b)
....................... 38,229 1,141,865
Grand City Properties SA
(a)
.................. 58,902 660,159
GRENKE AG
(b)
.......................... 32,464 554,118
Hannover Rueck SE ....................... 53,273 15,062,916
Heidelberg Materials AG .................... 131,449 36,000,015
HelloFresh SE
(a)
.......................... 142,505 936,030
Henkel AG & Co. KGaA .................... 110,446 9,117,219
Hensoldt AG ............................ 65,789 6,535,649
HOCHTIEF AG .......................... 12,356 5,181,421
HUGO BOSS AG ......................... 63,822 2,646,292
Hypoport SE
(a) (b)
.......................... 4,156 484,754
Infineon Technologies AG ................... 1,227,234 59,990,252
IONOS Group SE
(a)
....................... 57,027 1,838,552
Jenoptik AG ............................ 75,533 2,383,771
K+S AG , Registered ....................... 230,906 3,783,339
KION Group AG .......................... 85,193 6,017,591
Knorr-Bremse AG ........................ 67,451 7,853,671
Kontron AG
(b)
........................... 51,265 1,422,303
Krones AG ............................. 21,149 3,403,292
LANXESS AG ........................... 103,423 2,136,238
LEG Immobilien SE ....................... 67,931 4,911,927
Mercedes-Benz Group AG ................... 669,728 45,772,030
Merck KGaA ............................ 116,189 17,311,310
MTU Aero Engines AG ..................... 52,032 23,132,118
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 122,260 74,098,897
Nagarro SE ............................. 10,814 908,841
Nemetschek SE .......................... 62,947 5,499,953
Nordex SE
(a) (b)
........................... 123,677 4,951,583
Norma Group SE ......................... 34,044 592,578
PATRIZIA SE ........................... 41,381 418,785
ProSiebenSat.1 Media SE ................... 64,377 384,797
Puma SE .............................. 103,096 2,635,343
QIAGEN N.V. ........................... 193,948 10,282,966
Rational AG ............................ 4,695 3,762,180
Redcare Pharmacy N.V.
(a) (b) (d)
................. 21,560 1,593,213
RENK Group AG ......................... 82,977 5,342,216
Rheinmetall AG .......................... 43,913 93,044,894
RWE AG .............................. 601,396 38,190,965
SAP SE ............................... 986,354 197,042,330
Scout24 SE
(d)
........................... 79,203 7,885,544
Siemens AG , Registered .................... 717,214 216,835,392
Siemens Energy AG
(a)
...................... 732,215 124,754,806
Siemens Healthineers AG
(d)
.................. 305,296 15,238,380
Siltronic AG
(b)
........................... 26,285 1,631,998
Sixt SE ............................... 26,866 2,105,258
Stabilus SE ............................. 22,610 519,054
Stroeer SE & Co. KGaA .................... 51,297 2,050,923
Suedzucker AG
(b)
......................... 98,204 1,124,336
Security Shares Value
a
Germany (continued)
Symrise AG ............................ 120,793 $ 10,169,207
TAG Immobilien AG ....................... 201,957 3,426,269
Talanx AG .............................. 59,324 7,482,575
TeamViewer SE
(a) (d)
....................... 192,091 1,284,385
thyssenkrupp AG ......................... 480,554 6,406,134
Tkms AG& Co. KGaA
(a)
..................... 24,169 2,831,925
United Internet AG , Registered ................ 114,883 3,737,481
Verbio SE
(a) (b)
............................ 33,675 994,379
Vonovia SE ............................. 684,591 20,044,325
Wacker Chemie AG
(b)
...................... 26,381 2,142,468
Zalando SE
(a) (d)
.......................... 215,387 6,193,531
1,969,578,478
a
Greece  —  0 .0%
Metlen Energy & Metals PLC
(a)
................ 69,442 3,786,400
a
Hong Kong  —  1 .7%
AIA Group Ltd. .......................... 10,090,200 116,415,413
ASMPT Ltd. ............................ 344,200 4,590,243
Bank of East Asia Ltd. (The) ................. 1,670,200 3,190,253
BOC Hong Kong Holdings Ltd. ................ 3,800,000 20,010,755
Bright Smart Securities & Commodities Group Ltd.
(a)
. 806,000 912,924
Cafe de Coral Holdings Ltd.
(b)
................. 678,000 407,906
CITIC Telecom International Holdings Ltd. ........ 3,561,000 1,172,083
CK Asset Holdings Ltd. ..................... 1,881,500 11,022,088
CK Hutchison Holdings Ltd. .................. 2,445,000 19,714,769
CK Infrastructure Holdings Ltd. ................ 773,500 6,352,951
CLP Holdings Ltd. ........................ 1,469,000 13,885,765
Crystal International Group Ltd.
(d)
.............. 1,204,500 1,135,760
CTF Services Ltd. ........................ 2,183,900 2,558,303
Dah Sing Financial Holdings Ltd. .............. 222,400 1,075,465
First Pacific Co. Ltd. ....................... 3,048,000 2,384,891
Futu Holdings Ltd. , ADR
(a)
................... 59,295 9,639,588
Galaxy Entertainment Group Ltd. .............. 2,087,000 10,603,552
Guotai Junan International Holdings Ltd.
(b)
........ 3,529,000 1,206,946
Hang Lung Properties Ltd. ................... 2,317,000 2,795,862
Health & Happiness H&H International Holdings Ltd. . 332,500 650,936
Henderson Land Development Co. Ltd.
(b)
......... 1,715,572 6,823,887
HKT Trust & HKT Ltd. , Class SS ............... 3,761,000 5,636,311
Hong Kong & China Gas Co. Ltd. .............. 10,889,482 10,256,246
Hong Kong Exchanges & Clearing Ltd. .......... 1,000,700 55,169,665
Hongkong Land Holdings Ltd. ................ 1,074,900 9,120,389
Hysan Development Co. Ltd. ................. 723,000 1,985,630
Jardine Matheson Holdings Ltd. ............... 168,300 12,265,354
Johnson Electric Holdings Ltd. ................ 704,500 2,426,659
Kerry Properties Ltd. ...................... 706,000 2,143,249
KLN Logistics Group Ltd. ................... 282,898 255,390
Link REIT .............................. 2,643,700 12,155,101
Luk Fook Holdings International Ltd. ............ 414,000 1,700,767
Man Wah Holdings Ltd. ..................... 1,659,600 1,029,363
Melco International Development Ltd.
(a)
.......... 1,906,000 1,030,379
Melco Resorts & Entertainment Ltd. , ADR
(a)
....... 230,720 1,398,163
MGM China Holdings Ltd. ................... 1,013,600 1,618,583
MTR Corp. Ltd. .......................... 1,320,000 5,836,801
New World Development Co. Ltd.
(a)
............. 1,529,000 2,224,644
Pacific Basin Shipping Ltd. .................. 6,067,000 2,382,713
PCCW Ltd. ............................. 5,843,000 4,366,739
Power Assets Holdings Ltd. .................. 1,274,000 9,882,099
Sands China Ltd. ......................... 2,337,200 5,072,376
Sino Land Co. Ltd. ........................ 3,578,000 5,384,564
SITC International Holdings Co. Ltd. ............ 1,534,000 5,728,221
SJM Holdings Ltd.
(a) (b)
...................... 3,510,000 1,077,241
Sun Hung Kai Properties Ltd. ................. 1,283,000 20,603,552
Swire Pacific Ltd. , Class A ................... 358,500 3,459,485
Techtronic Industries Co. Ltd. ................. 1,332,000 18,183,795

iShares
®
Core MSCI International Developed Markets ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
43
Schedule of Investments
Security Shares Value
a
Hong Kong (continued)
United Laboratories International Holdings Ltd. (The) . 1,088,000 $ 1,656,596
Vitasoy International Holdings Ltd. ............. 722,000 645,854
Vobile Group Ltd.
(a) (b)
...................... 2,262,000 1,402,708
VTech Holdings Ltd. ....................... 297,200 2,314,441
WH Group Ltd.
(d)
......................... 8,114,500 9,575,885
Wharf Real Estate Investment Co. Ltd. .......... 1,764,000 6,124,188
Xinyi Glass Holdings Ltd.
(b)
.................. 2,078,000 2,715,350
Yue Yuen Industrial Holdings Ltd. .............. 903,500 2,015,072
465,393,913
a
Ireland  —  0 .4%
AIB Group PLC .......................... 1,788,547 19,992,612
Bank of Ireland Group PLC .................. 962,418 19,553,882
Cairn Homes PLC ........................ 809,877 2,001,330
Glanbia PLC ............................ 251,082 4,830,372
Glenveagh Properties PLC
(a) (d)
................ 640,507 1,486,562
Kerry Group PLC , Class A ................... 146,696 13,040,090
Kingspan Group PLC ...................... 144,186 12,554,935
Ryanair Holdings PLC ..................... 772,305 26,211,519
99,671,302
a
Israel  —  1 .4%
Airport City Ltd.
(a)
......................... 118,085 2,196,711
Alony Hetz Properties & Investments Ltd. ......... 238,513 3,147,233
Amot Investments Ltd. ..................... 402,819 3,119,326
Azrieli Group Ltd. ......................... 40,568 5,440,376
Bank Hapoalim BM ....................... 1,115,398 27,574,234
Bank Leumi Le-Israel BM ................... 1,426,556 34,293,450
Bet Shemesh Engines Holdings 1997 Ltd.
(a)
....... 10,302 2,601,907
Bezeq The Israeli Telecommunication Corp. Ltd. .... 2,675,504 6,871,187
Big Shopping Centers Ltd. ................... 20,518 4,935,279
Camtek Ltd.
(a) (b)
.......................... 28,274 4,225,887
Cellebrite DI Ltd.
(a)
........................ 133,786 1,967,992
Check Point Software Technologies Ltd.
(a) (b)
....... 87,826 15,765,645
Clal Insurance Enterprises Holdings Ltd. ......... 80,319 5,841,365
CyberArk Software Ltd.
(a)
.................... 48,436 20,867,682
Delek Group Ltd. ......................... 13,622 3,833,483
El Al Israel Airlines ........................ 404,547 2,287,798
Elbit Systems Ltd. ........................ 28,816 20,381,511
Electra Ltd.
(b)
............................ 64,500 2,237,072
Energix-Renewable Energies Ltd. .............. 529,924 3,368,258
Enlight Renewable Energy Ltd.
(a)
.............. 132,774 7,492,830
Etoro Group Ltd. , Class A
(a)
.................. 25,557 751,376
First International Bank Of Israel Ltd. (The) ....... 68,392 5,806,605
Fiverr International Ltd.
(a) (b)
................... 56,982 954,448
G City Ltd. ............................. 252,352 777,151
Global-e Online Ltd.
(a)
...................... 112,405 4,108,403
Harel Insurance Investments & Financial Services Ltd. 127,359 5,841,754
ICL Group Ltd. ........................... 860,753 4,673,757
Inmode Ltd.
(a)
........................... 99,704 1,566,350
Isracard Ltd. ............................ 451,723 2,142,695
Israel Discount Bank Ltd. , Class A ............. 1,277,271 15,047,991
Kornit Digital Ltd.
(a) (b)
....................... 63,145 817,728
Meitav Investment House Ltd. ................ 39,069 1,521,424
Melisron Ltd. ............................ 32,484 4,255,982
Menora Mivtachim Holdings Ltd. ............... 27,729 3,563,041
Migdal Insurance & Financial Holdings Ltd.
(a)
...... 740,378 3,972,588
Mivne Real Estate KD Ltd. ................... 830,383 3,869,689
Mizrahi Tefahot Bank Ltd. ................... 165,669 12,960,126
Monday.com Ltd.
(a)
........................ 39,288 4,508,298
Next Vision Stabilized Systems Ltd. ............ 69,211 6,227,460
Nice Ltd.
(a)
............................. 61,311 6,485,106
Nova Ltd.
(a)
............................. 31,528 15,390,242
Oddity Tech Ltd. , Class A
(a) (b)
................. 42,963 1,410,905
OPC Energy Ltd.
(a)
........................ 158,589 4,314,149
Security Shares Value
a
Israel (continued)
Partner Communications Co. Ltd. .............. 162,310 $ 1,972,261
Paz Retail And Energy Ltd. .................. 14,188 3,469,587
Phoenix Financial Ltd. ..................... 217,461 10,555,048
Radware Ltd.
(a)
.......................... 62,639 1,512,732
REIT 1 Ltd. ............................. 341,970 3,002,239
Shapir Engineering and Industry Ltd. ............ 290,904 2,795,357
Shikun & Binui Ltd.
(a)
...................... 458,068 2,670,642
Shufersal Ltd. ........................... 288,042 3,720,075
Strauss Group Ltd. ........................ 91,270 3,444,747
Tel Aviv Stock Exchange Ltd. ................. 120,249 4,620,009
Teva Pharmaceutical Industries Ltd. , ADR
(a)
....... 1,112,517 37,914,579
Tower Semiconductor Ltd.
(a)
.................. 111,562 14,731,079
Wix.com Ltd.
(a)
........................... 56,889 4,940,241
ZIM Integrated Shipping Services Ltd.
(b)
.......... 115,675 2,548,320
387,313,410
a
Italy  —  2 .8%
A2A SpA .............................. 1,643,501 4,958,111
ACEA SpA ............................. 50,576 1,409,669
Amplifon SpA ........................... 146,508 2,362,098
Ascopiave SpA .......................... 48,700 194,255
Avio SpA
(b)
............................. 31,333 1,289,566
Azimut Holding SpA ....................... 116,678 4,928,934
Banca Generali SpA ....................... 47,983 3,233,097
Banca Mediolanum SpA .................... 162,349 3,808,416
Banca Monte dei Paschi di Siena SpA ........... 1,937,392 20,098,112
Banca Popolare di Sondrio SpA ............... 156,785 3,205,682
Banco BPM SpA ......................... 1,164,438 17,454,127
BFF Bank SpA
(a) (d)
........................ 224,531 2,153,069
BPER Banca SpA ........................ 1,394,307 19,636,626
Brembo N.V. ............................. 181,549 2,183,914
Brunello Cucinelli SpA ..................... 33,206 3,182,604
Buzzi SpA .............................. 80,816 4,600,174
Carel Industries SpA
(d)
..................... 48,906 1,217,385
Davide Campari-Milano N.V. ................. 670,053 4,775,602
De' Longhi SpA .......................... 90,972 4,021,616
DiaSorin SpA ........................... 28,703 2,460,504
Enav SpA
(d)
............................. 245,057 1,414,357
Enel SpA .............................. 7,689,837 84,961,531
Eni SpA ............................... 1,878,726 38,399,482
ERG SpA .............................. 45,687 1,215,911
Ferrari N.V. ............................. 119,021 39,698,954
Fincantieri SpA
(a)
......................... 105,074 1,994,473
FinecoBank Banca Fineco SpA ............... 570,305 15,118,918
Generali ............................... 820,311 33,460,799
Hera SpA .............................. 814,602 4,031,224
Infrastrutture Wireless Italiane SpA
(d)
............ 264,976 2,342,563
Interpump Group SpA ...................... 68,972 4,001,413
Intesa Sanpaolo SpA ...................... 13,616,365 96,395,469
Iren SpA ............................... 582,978 1,866,021
Italgas SpA ............................. 585,682 7,036,489
Iveco Group N.V. ......................... 223,362 4,996,315
Leonardo SpA ........................... 385,104 25,735,194
Lottomatica Group SpA ..................... 224,022 5,510,520
Maire SpA ............................. 163,359 2,854,265
MFE-MediaForEurope N.V. , Class A ............ 179,645 670,132
MFE-MediaForEurope N.V. , Class B
(b)
........... 74,755 359,357
Moncler SpA ............................ 218,319 12,720,067
Nexi SpA
(d)
............................. 572,585 2,444,631
Pirelli & C SpA
(d)
......................... 386,093 2,907,361
Poste Italiane SpA
(d)
....................... 483,571 12,736,367
Prysmian SpA ........................... 265,893 31,493,232
Recordati Industria Chimica e Farmaceutica SpA ... 115,427 6,359,950
Reply SpA ............................. 20,876 2,736,906
Saipem SpA ............................ 1,397,072 5,159,745

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
44
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Italy (continued)
Salvatore Ferragamo SpA
(a) (b)
................. 147,579 $ 1,162,593
Snam SpA ............................. 1,857,197 12,763,928
SOL SpA .............................. 38,764 2,086,080
Stellantis N.V. ........................... 1,905,350 18,696,144
Tamburi Investment Partners SpA .............. 130,089 1,472,721
Technogym SpA
(d)
........................ 174,262 3,639,095
Technoprobe SpA
(a)
....................... 169,061 3,137,467
Telecom Italia SpA
(a)
....................... 12,038,080 8,165,826
Tenaris SA ............................. 399,819 8,881,156
Terna - Rete Elettrica Nazionale ............... 1,334,622 14,462,380
UniCredit SpA ........................... 1,329,697 115,877,809
Unipol Assicurazioni SpA .................... 391,152 8,711,645
Webuild SpA ............................ 542,668 2,247,681
757,099,732
a
Japan  —  21 .4%
77 Bank Ltd. (The) ........................ 67,300 3,696,084
ABC-Mart, Inc. .......................... 138,600 2,217,905
Activia Properties, Inc. ..................... 2,030 1,895,885
ADEKA Corp. ........................... 50,600 1,504,050
Advance Residence Investment Corp. ........... 2,800 3,038,816
Advantest Corp. .......................... 722,300 119,458,652
Aeon Co. Ltd. ........................... 2,202,030 30,118,478
AEON Financial Service Co. Ltd. .............. 125,400 1,368,828
AEON REIT Investment Corp. ................ 1,379 1,193,522
AGC, Inc. .............................. 182,900 6,748,915
Ai Holdings Corp. ......................... 114,600 1,975,647
Aica Kogyo Co. Ltd. ....................... 35,100 796,719
Aichi Steel Corp. ......................... 31,700 631,233
Aiful Corp. ............................. 668,800 2,378,062
Ain Holdings, Inc. ......................... 23,500 981,355
Air Water, Inc. ........................... 184,300 2,797,529
Aisin Corp. ............................. 440,200 7,886,184
Ajinomoto Co., Inc. ........................ 870,100 19,905,137
Alfresa Holdings Corp. ..................... 194,400 3,130,787
Alps Alpine Co. Ltd. ....................... 142,800 1,870,379
ALSOK Co. Ltd. .......................... 248,600 1,925,882
Amada Co. Ltd. .......................... 290,800 3,725,337
Amano Corp. ........................... 53,700 1,362,883
ANA Holdings, Inc. ........................ 183,500 3,562,636
Anritsu Corp. ............................ 122,400 1,696,092
Anycolor, Inc. ........................... 31,200 890,654
Aozora Bank Ltd. ......................... 136,300 2,208,207
Appier Group, Inc. ........................ 66,300 445,308
Arcs Co. Ltd. ............................ 24,100 541,437
ARE Holdings, Inc. ........................ 139,900 3,279,693
Ariake Japan Co. Ltd. ...................... 19,100 692,411
Artience Co. Ltd. ......................... 33,100 793,550
As One Corp. ........................... 44,200 663,927
Asahi Group Holdings Ltd. ................... 1,424,300 14,910,784
Asahi Intecc Co. Ltd. ...................... 194,500 3,242,346
Asahi Kasei Corp. ........................ 1,289,700 12,511,389
Asics Corp. ............................. 685,400 16,499,413
Astellas Pharma, Inc. ...................... 1,837,900 25,564,979
Atom Corp.
(a) (b)
........................... 200,600 784,714
Autobacs Seven Co. Ltd. .................... 109,800 1,169,652
Awa Bank Ltd. (The) ....................... 33,400 1,123,145
Azbil Corp. ............................. 350,400 3,066,597
Bandai Namco Holdings, Inc. ................. 599,500 15,556,252
BayCurrent, Inc. ......................... 150,800 5,313,482
Bic Camera, Inc. ......................... 95,200 1,057,868
BIPROGY, Inc. .......................... 65,700 2,181,854
Blue Zones Holdings Co. Ltd. ................. 14,400 826,167
BML, Inc. .............................. 29,000 733,899
Bridgestone Corp. ........................ 1,144,600 25,769,819
Security Shares Value
a
Japan (continued)
Brother Industries Ltd. ..................... 198,800 $ 4,053,053
Calbee, Inc. ............................ 65,600 1,283,532
Canon Marketing Japan, Inc. ................. 41,800 1,823,676
Canon, Inc. ............................. 861,200 26,213,961
Capcom Co. Ltd. ......................... 331,100 8,439,377
Casio Computer Co. Ltd. .................... 142,300 1,391,267
Central Glass Co. Ltd. ..................... 24,900 586,987
Central Japan Railway Co. .................. 787,900 21,980,887
Change Holdings, Inc.
(b)
.................... 53,100 361,198
Chiba Bank Ltd. (The) ...................... 436,700 5,912,357
Chiyoda Corp.
(a)
.......................... 218,300 1,814,553
Chubu Electric Power Co., Inc. ................ 667,300 9,694,937
Chudenko Corp. ......................... 16,900 482,041
Chugai Pharmaceutical Co. Ltd. ............... 653,600 37,334,080
Chugin Financial Group, Inc. ................. 149,900 2,713,229
Chugoku Electric Power Co., Inc. (The) .......... 250,300 1,597,683
Citizen Watch Co. Ltd. ..................... 194,000 1,714,612
CKD Corp. ............................. 51,200 1,365,717
Coca-Cola Bottlers Japan Holdings, Inc. ......... 180,400 4,024,125
Colowide Co. Ltd.
(b)
....................... 88,300 1,007,297
Comforia Residential REIT, Inc. ............... 1,608 1,161,370
COMSYS Holdings Corp. ................... 71,700 2,240,191
Cosmo Energy Holdings Co. Ltd. .............. 92,600 2,776,808
Cosmos Pharmaceutical Corp. ................ 31,700 1,420,042
Cover Corp.
(a) (b)
.......................... 58,800 618,700
CRE Logistics REIT, Inc. .................... 1,067 1,149,426
Create Restaurants Holdings, Inc. ............. 343,200 1,642,514
Create SD Holdings Co. Ltd. ................. 22,100 464,212
Credit Saison Co. Ltd. ...................... 142,300 3,841,826
CyberAgent, Inc. ......................... 392,300 3,558,978
Dai Nippon Printing Co. Ltd. ................. 388,800 6,975,928
Daicel Corp. ............................ 224,800 2,122,155
Daido Steel Co. Ltd. ....................... 110,000 1,413,042
Daifuku Co. Ltd. .......................... 283,700 10,177,223
Daihen Corp. ........................... 20,400 1,538,176
Dai-ichi Life Holdings, Inc. ................... 3,463,000 30,454,116
Daiichi Sankyo Co. Ltd. ..................... 1,705,100 31,236,775
Daiichikosho Co. Ltd. ...................... 46,600 503,868
Daikin Industries Ltd. ...................... 242,800 29,094,816
Daio Paper Corp. ......................... 99,200 622,518
Daiseki Co. Ltd. .......................... 29,460 662,130
Daishi Hokuetsu Financial Group, Inc. ........... 222,900 2,657,434
Daito Trust Construction Co. Ltd. .............. 216,300 4,390,333
Daiwa House Industry Co. Ltd. ................ 570,700 19,446,070
Daiwa House REIT Investment Corp. , Class A ..... 4,242 3,696,182
Daiwa Office Investment Corp. , Class A .......... 376 895,804
Daiwa Securities Group, Inc. ................. 1,382,200 13,468,685
Daiwa Securities Living Investments Corp. , Class A .. 1,744 1,294,261
Daiwabo Holdings Co. Ltd. .................. 146,200 2,875,144
DCM Holdings Co. Ltd. ..................... 108,500 1,143,997
DeNA Co. Ltd.
(b)
.......................... 72,000 1,180,721
Denka Co. Ltd. .......................... 52,200 1,004,737
Denso Corp. ............................ 1,725,500 23,940,902
Dentsu Group, Inc.
(a)
....................... 187,300 3,635,780
Dentsu Soken, Inc. ........................ 72,600 1,144,399
Dexerials Corp. .......................... 182,900 3,208,840
DIC Corp. .............................. 49,800 1,218,848
Digital Arts, Inc. .......................... 15,000 544,797
Digital Garage, Inc. ....................... 29,900 487,914
dip Corp. .............................. 21,900 290,667
Disco Corp. ............................. 80,800 34,441,048
DMG Mori Co. Ltd. ........................ 160,100 2,825,483
Dowa Holdings Co. Ltd. .................... 60,400 3,577,371
DTS Corp. ............................. 187,900 1,530,726

iShares
®
Core MSCI International Developed Markets ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
45
Schedule of Investments
Security Shares Value
a
Japan (continued)
Duskin Co. Ltd. .......................... 34,400 $ 944,847
Earth Corp. ............................. 19,000 600,349
East Japan Railway Co. .................... 895,300 22,475,826
Ebara Corp. ............................ 431,300 13,057,534
EDION Corp. ........................... 88,100 1,205,949
Eiken Chemical Co. Ltd. .................... 38,200 591,557
Eisai Co. Ltd. ........................... 217,000 6,049,837
Elecom Co. Ltd. .......................... 127,100 1,358,328
Electric Power Development Co. Ltd. ........... 170,900 3,629,612
ENEOS Holdings, Inc. ..................... 2,735,200 23,117,672
EXEO Group, Inc. ........................ 193,800 3,233,403
Ezaki Glico Co. Ltd. ....................... 48,300 1,734,982
FANUC Corp. ........................... 904,700 36,327,843
Fast Retailing Co. Ltd. ..................... 184,000 70,202,039
FCC Co. Ltd. ............................ 48,500 1,180,762
Ferrotec Corp.
(b)
.......................... 53,600 2,049,315
Food & Life Companies Ltd. ................. 104,800 5,725,220
FP Corp. .............................. 30,500 519,200
Freee KK
(a) (b)
............................ 39,200 688,959
Frontier Real Estate Investment Corp. ........... 2,440 1,437,471
Fuji Corp. .............................. 57,600 1,419,082
Fuji Electric Co. Ltd. ....................... 151,400 10,784,618
Fuji Kyuko Co. Ltd. ........................ 21,000 278,173
Fuji Media Holdings, Inc. .................... 48,100 1,211,217
FUJI OIL CO. LTD. ........................ 32,300 845,536
Fuji Seal International, Inc. .................. 38,600 798,274
FUJIFILM Holdings Corp. ................... 1,069,800 21,369,533
Fujikura Ltd. ............................ 241,800 30,391,098
Fujimi, Inc. ............................. 40,500 715,906
Fujitsu Ltd. ............................. 1,686,700 46,866,280
Fukuoka Financial Group, Inc. ................ 176,500 6,418,216
Fukuoka REIT Corp. ....................... 679 818,699
Fukuyama Transporting Co. Ltd. ............... 16,400 487,725
Funai Soken Holdings, Inc. .................. 55,000 398,679
Furukawa Electric Co. Ltd. ................... 60,300 5,252,670
Furuno Electric Co. Ltd. .................... 27,500 1,269,173
Fuso Chemical Co. Ltd. .................... 20,700 997,693
Future Corp. ............................ 42,800 525,208
Fuyo General Lease Co. Ltd. ................. 26,400 742,419
GENDA, Inc.
(a) (b)
.......................... 94,400 409,289
Global One Real Estate Investment Corp. ........ 1,686 1,487,576
Glory Ltd. .............................. 31,200 812,692
GLP J-REIT ............................ 3,834 3,522,841
GMO internet group, Inc. .................... 53,600 1,335,776
GMO Payment Gateway, Inc. ................. 36,300 2,096,540
GNI Group Ltd.
(a) (b)
........................ 51,500 852,361
Goldwin, Inc. ............................ 80,700 1,346,815
GS Yuasa Corp. ......................... 66,000 1,536,382
GungHo Online Entertainment, Inc. ............. 44,500 756,319
Gunma Bank Ltd. (The) .................... 378,700 4,767,722
H.U. Group Holdings, Inc. ................... 53,900 1,119,550
H2O Retailing Corp. ....................... 71,400 977,742
Hachijuni Nagano Bank Ltd. ................. 403,400 5,039,825
Hakuhodo DY Holdings, Inc. ................. 210,100 1,569,862
Hamakyorex Co. Ltd. ...................... 59,600 706,963
Hamamatsu Photonics KK ................... 263,400 2,943,301
Hankyu Hanshin Holdings, Inc. ................ 208,400 5,819,161
Hankyu Hanshin REIT, Inc. , Class A ............ 660 699,689
Hanwa Co. Ltd. .......................... 25,300 1,286,610
Happinet Corp. .......................... 33,400 598,308
Harmonic Drive Systems, Inc. ................ 62,000 1,365,621
Haseko Corp. ........................... 219,000 4,488,703
Hazama Ando Corp. ....................... 170,900 2,209,943
Heiwa Corp. ............................ 56,800 744,033
Security Shares Value
a
Japan (continued)
Heiwa Real Estate Co. Ltd. .................. 36,800 $ 538,504
Heiwa Real Estate REIT, Inc. ................. 1,455 1,434,692
Heiwado Co. Ltd. ......................... 26,200 499,260
Hikari Tsushin, Inc. ........................ 12,700 3,507,502
Hino Motors Ltd.
(a)
........................ 261,900 704,959
Hioki EE Corp. .......................... 11,900 473,931
Hirogin Holdings, Inc. ...................... 364,000 4,122,628
Hirose Electric Co. Ltd. ..................... 23,705 2,559,233
HIS Co. Ltd. ............................ 39,900 331,406
Hisamitsu Pharmaceutical Co., Inc. ............. 45,000 1,853,785
Hitachi Construction Machinery Co. Ltd. ......... 75,300 2,462,234
Hitachi Ltd. ............................. 4,367,800 151,563,133
Hogy Medical Co. Ltd. ..................... 22,200 959,667
Hokkaido Electric Power Co., Inc. .............. 182,800 1,240,596
Hokuetsu Corp. .......................... 180,400 1,060,373
Hokuhoku Financial Group, Inc. ............... 125,000 4,296,104
Hokuriku Electric Power Co. ................. 127,100 803,911
Honda Motor Co. Ltd. ...................... 3,601,100 36,218,179
Horiba Ltd. ............................. 34,600 4,103,754
Hoshino Resorts REIT, Inc. .................. 535 888,171
Hoshizaki Corp. .......................... 91,700 3,022,898
Hosiden Corp. ........................... 123,300 2,054,056
House Foods Group, Inc. ................... 58,200 1,126,130
Hoya Corp. ............................. 338,300 56,751,793
Hulic Co. Ltd. ........................... 351,300 4,186,411
Hulic REIT, Inc. .......................... 1,289 1,434,957
Ibiden Co. Ltd. ........................... 229,500 12,098,031
Ichibanya Co. Ltd.
(b)
....................... 116,600 676,136
Ichigo Office REIT Investment Corp. ............ 988 620,410
Ichigo, Inc. ............................. 167,300 441,494
Idemitsu Kosan Co. Ltd. .................... 801,500 6,800,936
IHI Corp. .............................. 1,018,200 23,557,262
Iida Group Holdings Co. Ltd. ................. 128,100 2,115,661
Inaba Denki Sangyo Co. Ltd. ................. 66,600 1,109,306
Inabata & Co. Ltd. ........................ 28,700 726,411
Industrial & Infrastructure Fund Investment Corp. , Class
A .................................. 2,983 2,888,860
Infomart Corp. ........................... 208,700 609,889
INFRONEER Holdings, Inc. .................. 220,552 3,303,337
Inpex Corp. ............................. 796,800 17,851,680
Internet Initiative Japan, Inc. ................. 159,600 2,578,834
Invincible Investment Corp. .................. 10,305 4,364,356
Isetan Mitsukoshi Holdings Ltd. ............... 340,900 5,470,957
Isuzu Motors Ltd. ......................... 560,700 9,032,767
Ito En Ltd. .............................. 45,200 835,302
ITOCHU Corp. .......................... 5,674,600 72,649,476
Itoham Yonekyu Holdings, Inc. ................ 43,880 1,708,309
Iwatani Corp. ........................... 188,900 2,240,541
Iyogin Holdings, Inc. ....................... 244,100 4,543,910
Izumi Co. Ltd. ........................... 19,400 383,778
J Front Retailing Co. Ltd. .................... 283,600 4,140,305
JAFCO Group Co. Ltd. ..................... 39,300 620,397
Japan Airlines Co. Ltd. ..................... 173,300 3,274,539
Japan Airport Terminal Co. Ltd. ............... 42,700 1,337,085
Japan Aviation Electronics Industry Ltd. .......... 39,100 610,870
Japan Elevator Service Holdings Co. Ltd.
.........
141,900 1,494,075
Japan Excellent, Inc. ...................... 827 799,426
Japan Exchange Group, Inc. ................. 956,100 10,433,171
Japan Hotel REIT Investment Corp. , Class A ...... 7,184 3,862,462
Japan Lifeline Co. Ltd. ..................... 65,700 656,256
Japan Logistics Fund, Inc. ................... 2,303 1,504,543
Japan Material Co. Ltd. ..................... 162,300 1,882,134
Japan Metropolitan Fund Invest ............... 8,169 6,429,672
Japan Petroleum Exploration Co. Ltd. ........... 205,700 2,532,516

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
46
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
Japan Post Bank Co. Ltd. ................... 1,724,800 $ 30,645,215
Japan Post Holdings Co. Ltd. ................. 1,752,600 21,088,707
Japan Post Insurance Co. Ltd. ................ 178,400 5,525,415
Japan Prime Realty Investment Corp. ........... 3,412 2,313,928
Japan Real Estate Investment Corp. ............ 6,823 5,504,754
Japan Securities Finance Co. Ltd. ............. 94,300 1,297,103
Japan Steel Works Ltd. (The) ................. 59,200 3,276,876
Japan Tobacco, Inc. ....................... 1,187,700 42,925,453
JCU Corp. ............................. 21,300 778,564
Jeol Ltd. ............................... 36,500 1,472,520
JFE Holdings, Inc. ........................ 448,000 6,031,504
JGC Holdings Corp. ....................... 217,200 3,043,855
JINS Holdings, Inc. ....................... 15,700 525,540
JMDC, Inc. ............................. 27,700 608,600
Joyful Honda Co. Ltd. ...................... 142,800 1,964,245
JTEKT Corp. ............................ 216,400 2,555,218
Justsystems Corp. ........................ 29,100 898,805
JVCKenwood Corp. ....................... 170,700 1,387,432
JX Advanced Metals Corp. .................. 451,000 7,297,796
Kadokawa Corp. ......................... 122,400 2,587,103
Kagome Co. Ltd. ......................... 91,700 1,623,876
Kajima Corp. ............................ 398,900 16,273,427
Kakaku.com, Inc. ......................... 168,700 2,302,446
Kaken Pharmaceutical Co. Ltd. ............... 34,500 906,782
Kamigumi Co. Ltd. ........................ 121,300 4,244,989
Kanadevia Corp. ......................... 144,700 955,412
Kanamoto Co. Ltd. ........................ 28,700 692,215
Kandenko Co. Ltd. ........................ 143,400 5,162,741
Kaneka Corp. ........................... 19,800 600,412
Kanematsu Corp. ......................... 263,100 3,455,735
Kansai Electric Power Co., Inc. (The) ........... 907,300 14,475,906
Kansai Paint Co. Ltd. ...................... 184,100 2,938,120
Kao Corp. .............................. 425,900 17,037,051
Kasumigaseki Capital Co. Ltd. ................ 27,800 1,349,087
Katitas Co. Ltd. .......................... 25,100 495,940
Kato Sangyo Co. Ltd. ...................... 14,800 622,946
Kawasaki Heavy Industries Ltd. ............... 152,400 12,721,771
Kawasaki Kisen Kaisha Ltd. .................. 358,200 5,176,011
KDDI Corp. ............................. 2,874,300 48,529,612
KDX Realty Investment Corp. , Class A .......... 3,807 4,118,550
Keihan Holdings Co. Ltd. .................... 72,000 1,599,389
Keikyu Corp. ............................ 163,700 1,608,896
Keio Corp. ............................. 77,700 1,937,943
Keisei Electric Railway Co. Ltd. ............... 423,300 3,344,963
Kewpie Corp. ........................... 90,300 2,529,404
Keyence Corp. .......................... 184,200 67,575,679
KH Neochem Co. Ltd. ...................... 26,500 435,888
Kikkoman Corp. .......................... 677,000 6,123,847
Kinden Corp. ............................ 114,100 5,048,918
Kintetsu Group Holdings Co. Ltd. .............. 173,700 3,604,939
Kioxia Holdings Corp.
(a)
..................... 180,300 24,662,563
Kirin Holdings Co. Ltd. ..................... 816,600 12,695,878
Kissei Pharmaceutical Co. Ltd. ................ 28,900 860,788
Kitz Corp. .............................. 141,800 1,850,712
Kiyo Bank Ltd. (The) ....................... 124,000 3,028,298
Kobayashi Pharmaceutical Co. Ltd. ............. 34,700 1,213,571
Kobe Bussan Co. Ltd. ...................... 148,100 3,619,487
Kobe Steel Ltd. .......................... 339,500 4,887,037
Koei Tecmo Holdings Co. Ltd. ................ 154,680 1,715,727
Kohnan Shoji Co. Ltd. ...................... 21,900 551,153
Koito Manufacturing Co. Ltd. ................. 125,300 1,961,597
Kokusai Electric Corp. ..................... 171,900 7,136,652
Kokuyo Co. Ltd. .......................... 481,000 2,818,158
Komatsu Ltd. ........................... 886,500 33,930,955
Security Shares Value
a
Japan (continued)
KOMEDA Holdings Co. Ltd. .................. 69,500 $ 1,274,096
Komeri Co. Ltd. .......................... 22,800 486,524
Konami Group Corp. ...................... 85,700 12,514,188
Konica Minolta, Inc. ....................... 419,700 1,837,127
Kose Holdings Corp. ...................... 26,400 941,848
Kotobuki Spirits Co. Ltd. .................... 86,300 1,002,275
Kraftia Corp. ............................ 34,100 1,778,373
Krosaki Harima Corp. ...................... 59,100 1,603,560
K's Holdings Corp. ........................ 97,100 1,009,830
Kubota Corp. ........................... 1,007,700 15,439,636
Kumagai Gumi Co. Ltd. ..................... 144,900 1,626,231
Kura Sushi, Inc. .......................... 19,400 426,771
Kuraray Co. Ltd. ......................... 244,600 2,640,582
Kureha Corp. ........................... 31,500 894,577
Kurita Water Industries Ltd. .................. 77,600 3,881,534
Kusuri no Aoki Holdings Co. Ltd. .............. 43,200 1,132,281
Kyocera Corp. ........................... 1,284,400 19,269,603
Kyorin Pharmaceutical Co. Ltd. ............... 40,600 426,121
Kyoritsu Maintenance Co. Ltd. ................ 71,800 1,305,602
Kyoto Financial Group, Inc. .................. 193,900 4,684,296
Kyowa Kirin Co. Ltd. ....................... 211,900 3,440,006
Kyushu Electric Power Co., Inc. ............... 373,800 4,161,107
Kyushu Financial Group, Inc. ................. 402,400 3,016,335
Kyushu Railway Co. ....................... 133,600 3,406,472
LaSalle Logiport REIT ...................... 1,726 1,751,814
Lasertec Corp. .......................... 70,100 16,104,591
Leopalace21 Corp. ........................ 242,100 1,082,250
Lintec Corp. ............................ 22,600 697,270
Lion Corp. ............................. 253,400 2,713,129
Lixil Corp. .............................. 245,700 2,818,603
LY Corp. ............................... 2,805,600 7,183,514
M&A Capital Partners Co. Ltd. ................ 10,900 222,020
M3, Inc. ............................... 405,600 5,004,712
Mabuchi Motor Co. Ltd. ..................... 286,300 2,689,472
Macnica Holdings, Inc. ..................... 178,400 3,058,771
Makino Milling Machine Co. Ltd. ............... 24,500 1,805,574
Makita Corp. ............................ 200,900 6,980,379
Mani, Inc. .............................. 63,400 625,491
Marubeni Corp. .......................... 1,402,300 46,483,648
Maruha Nichiro Corp. ...................... 138,000 1,242,894
Marui Group Co. Ltd. ...................... 187,100 3,661,529
Maruichi Steel Tube Ltd. .................... 196,900 1,951,056
Maruwa Co. Ltd. ......................... 8,200 2,521,149
Maruzen Showa Unyu Co. Ltd. ................ 17,200 935,704
Matsui Securities Co. Ltd. ................... 136,700 804,274
MatsukiyoCocokara & Co. ................... 340,070 5,445,163
Mazda Motor Corp. ....................... 629,000 4,840,377
McDonald's Holdings Co. Japan Ltd.
(b)
........... 67,800 2,940,044
Mebuki Financial Group, Inc. ................. 909,400 6,860,691
Medipal Holdings Corp. ..................... 177,100 3,209,824
Megachips Corp. ......................... 19,300 1,057,095
Megmilk Snow Brand Co. Ltd. ................ 34,700 755,730
Meidensha Corp. ......................... 32,800 1,285,444
MEIJI Holdings Co. Ltd. .................... 193,800 4,536,944
Meiko Electronics Co. Ltd. ................... 21,100 1,730,421
MEITEC Group Holdings, Inc. ................ 51,800 1,158,708
Menicon Co. Ltd. ......................... 63,500 665,908
Mercari, Inc.
(a)
........................... 116,500 2,585,399
Metaplanet, Inc.
(a) (b)
....................... 453,500 1,279,990
Micronics Japan Co. Ltd. .................... 32,300 1,867,541
Milbon Co. Ltd. .......................... 28,200 463,324
MINEBEA MITSUMI, Inc. ................... 361,300 7,383,864
Mirai Corp. ............................. 3,061 988,829
MIRAIT ONE corp. ........................ 74,700 1,792,491

iShares
®
Core MSCI International Developed Markets ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
47
Schedule of Investments
Security Shares Value
a
Japan (continued)
MISUMI Group, Inc. ....................... 238,400 $ 3,940,820
Mitani Sekisan Co. Ltd. ..................... 6,700 331,775
Mitsubishi Chemical Group Corp. .............. 1,286,900 8,496,371
Mitsubishi Corp. .......................... 3,105,500 82,501,734
Mitsubishi Electric Corp. .................... 1,862,900 58,237,777
Mitsubishi Estate Co. Ltd. ................... 1,063,700 27,109,367
Mitsubishi Estate Logistics REIT Investment Corp. .. 1,952 1,659,671
Mitsubishi Gas Chemical Co., Inc. ............. 173,300 3,437,873
Mitsubishi HC Capital, Inc. ................... 711,030 6,205,115
Mitsubishi Heavy Industries Ltd. ............... 3,073,500 90,495,920
Mitsubishi Logistics Corp. ................... 345,400 2,950,391
Mitsubishi Materials Corp. ................... 176,800 5,085,492
Mitsubishi Motors Corp. .................... 820,700 2,017,547
Mitsubishi UFJ Financial Group, Inc. ............ 10,878,600 197,015,298
Mitsui & Co. Ltd. ......................... 2,381,100 77,778,713
Mitsui Chemicals, Inc. ...................... 351,000 5,128,485
Mitsui E&S Co. Ltd. ....................... 97,600 4,337,250
Mitsui Fudosan Accommodations Fund, Inc. , Class A . 2,073 1,852,519
Mitsui Fudosan Co. Ltd. .................... 2,657,700 30,475,585
Mitsui Fudosan Logistics Park, Inc. ............. 4,306 3,213,838
Mitsui High-Tec, Inc. ....................... 198,400 959,364
Mitsui Kinzoku Co. Ltd. ..................... 51,200 6,682,052
Mitsui OSK Lines Ltd. ...................... 324,600 10,174,567
Miura Co. Ltd. ........................... 70,300 1,445,512
MIXI, Inc. .............................. 36,100 635,484
Mizuho Financial Group, Inc. ................. 2,370,250 102,911,291
Mizuho Leasing Co. Ltd. .................... 181,100 1,672,041
Mochida Pharmaceutical Co. Ltd. .............. 24,900 583,737
Modec, Inc. ............................. 41,700 4,066,478
Monex Group, Inc. ........................ 148,700 683,143
Money Forward, Inc.
(a)
..................... 42,100 1,062,613
Monogatari Corp. (The) ..................... 33,700 904,901
MonotaRO Co. Ltd. ....................... 234,900 3,168,553
Mori Hills REIT Investment Corp. , Class A ........ 1,132 1,062,073
Mori Trust REIT, Inc. ....................... 2,421 1,216,196
Morinaga & Co. Ltd. ....................... 63,700 1,114,037
Morinaga Milk Industry Co. Ltd. ............... 57,200 1,477,128
MOS Food Services, Inc. ................... 55,300 1,506,483
MS&AD Insurance Group Holdings, Inc. ......... 1,239,500 31,579,437
Murata Manufacturing Co. Ltd. ................ 1,647,400 33,467,836
Musashi Seimitsu Industry Co. Ltd. ............. 39,300 695,519
Nabtesco Corp. .......................... 110,200 2,986,160
Nachi-Fujikoshi Corp. ...................... 23,300 737,616
Nagase & Co. Ltd. ........................ 66,800 1,736,175
Nagawa Co. Ltd.
(b)
........................ 9,000 358,364
Nagoya Railroad Co. Ltd. ................... 174,200 1,946,911
Nakanishi, Inc. .......................... 48,200 675,813
Namura Shipbuilding Co. Ltd. ................ 54,600 1,488,405
Nankai Electric Railway Co. Ltd. ............... 162,600 3,010,970
NEC Corp. ............................. 1,172,300 39,740,550
Nexon Co. Ltd. .......................... 356,300 8,524,192
Nextage Co. Ltd. ......................... 50,600 1,071,971
NGK Insulators Ltd. ....................... 198,200 4,748,471
NH Foods Ltd. ........................... 70,700 3,209,889
NHK Spring Co. Ltd. ....................... 225,100 4,090,898
Nichias Corp. ........................... 55,800 2,799,422
Nichicon Corp. .......................... 39,900 436,655
Nichiha Corp. ........................... 26,200 576,699
Nichirei Corp. ........................... 248,300 3,067,651
NIDEC CORP. ........................... 805,900 11,528,207
Nifco, Inc. .............................. 56,800 1,768,409
Nihon Kohden Corp. ....................... 164,400 1,822,598
Nihon M&A Center Holdings, Inc. .............. 225,800 1,037,022
Nihon Parkerizing Co. Ltd. ................... 64,800 617,728
Security Shares Value
a
Japan (continued)
Nikkon Holdings Co. Ltd. .................... 139,000 $ 3,295,069
Nikon Corp. ............................ 255,800 3,219,670
Nintendo Co. Ltd. ......................... 1,043,100 64,594,496
Nippn Corp. ............................ 72,800 1,242,731
Nippon Building Fund, Inc. ................... 8,560 7,940,130
Nippon Densetsu Kogyo Co. Ltd. .............. 25,900 584,206
Nippon Electric Glass Co. Ltd. ................ 89,100 3,874,957
NIPPON EXPRESS HOLDINGS, INC. ........... 173,700 3,945,530
Nippon Gas Co. Ltd. ....................... 140,700 2,668,379
Nippon Kayaku Co. Ltd. .................... 149,700 1,739,760
Nippon Light Metal Holdings Co. Ltd. ............ 134,270 2,368,808
Nippon Paint Holdings Co. Ltd. ................ 887,000 5,889,697
Nippon Paper Industries Co. Ltd. .............. 131,100 995,503
Nippon Prologis REIT, Inc. ................... 4,972 2,901,274
NIPPON REIT Investment Corp. ............... 1,705 1,059,137
Nippon Sanso Holdings Corp. ................ 163,800 4,970,206
Nippon Shinyaku Co. Ltd. ................... 54,700 1,825,880
Nippon Shokubai Co. Ltd. ................... 61,500 885,771
Nippon Soda Co. Ltd. ...................... 47,600 1,135,985
Nippon Steel Corp. ........................ 4,450,900 18,547,134
Nippon Yusen KK ......................... 389,700 12,807,437
Nipro Corp. ............................. 171,100 1,572,352
Nishimatsu Construction Co. Ltd. .............. 22,600 841,010
Nishimatsuya Chain Co. Ltd. ................. 46,300 640,473
Nishi-Nippon Financial Holdings, Inc. ........... 133,300 3,228,665
Nishi-Nippon Railroad Co. Ltd. ................ 36,900 679,562
Nissan Chemical Corp. ..................... 151,700 5,229,021
Nissan Motor Co. Ltd.
(a) (b)
................... 2,137,000 5,208,647
Nisshin Oillio Group Ltd. (The) ................ 28,300 1,033,253
Nisshin Seifun Group, Inc. ................... 213,000 2,703,102
Nisshinbo Holdings, Inc. .................... 95,800 888,222
Nissin Foods Holdings Co. Ltd. ............... 170,600 3,461,596
Nissui Corp. ............................ 358,800 3,024,703
Niterra Co. Ltd. .......................... 172,800 7,555,134
Nitori Holdings Co. Ltd. ..................... 362,700 6,199,984
Nitta Corp. ............................. 20,300 534,846
Nitto Boseki Co. Ltd. ....................... 23,400 2,233,152
Nitto Denko Corp. ........................ 703,700 15,638,558
Noevir Holdings Co. Ltd. .................... 29,900 902,781
NOF Corp. ............................. 187,300 3,617,602
Nojima Corp. ............................ 193,800 1,352,271
NOK Corp. ............................. 72,100 1,404,186
Nomura Co. Ltd. ......................... 58,000 512,654
Nomura Holdings, Inc. ..................... 3,000,400 27,190,636
Nomura Real Estate Holdings, Inc. ............. 561,800 3,733,296
Nomura Real Estate Master Fund, Inc. .......... 3,905 4,219,453
Nomura Research Institute Ltd. ............... 357,900 10,887,456
NS Solutions Corp.
(b)
...................... 50,600 1,336,821
NSD Co. Ltd. ........................... 63,300 1,328,560
NSK Ltd. .............................. 391,500 2,722,707
NTN Corp. ............................. 538,600 1,290,881
NTT UD REIT Investment Corp. ............... 1,233 1,136,963
NTT, Inc. .............................. 28,139,900 28,277,201
Nxera Pharma Co. Ltd.
(a) (b)
................... 200,900 1,058,911
Obayashi Corp. .......................... 674,500 15,225,706
OBIC Business Consultants Co. Ltd. ............ 30,900 1,368,810
Obic Co. Ltd. ............................ 282,700 7,857,349
Odakyu Electric Railway Co. Ltd. .............. 256,700 2,749,555
Ogaki Kyoritsu Bank Ltd. (The) ................ 54,200 1,979,545
Ohsho Food Service Corp. .................. 46,800 952,903
Oji Holdings Corp. ........................ 726,000 4,300,436
Okamura Corp. .......................... 57,800 887,119
Oki Electric Industry Co. Ltd. ................. 98,400 1,298,390
OKUMA Corp. ........................... 33,400 828,948

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
48
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
Okumura Corp. .......................... 30,900 $ 1,286,873
Olympus Corp. .......................... 1,102,700 13,171,205
Omron Corp. ............................ 178,000 4,541,624
Ono Pharmaceutical Co. Ltd. ................. 368,400 5,488,551
Open House Group Co. Ltd. ................. 53,000 3,118,613
Open Up Group, Inc. ...................... 89,500 1,075,915
Oracle Corp. ............................ 31,200 2,111,149
Organo Corp. ........................... 28,000 2,956,559
Orient Corp. ............................ 47,920 340,671
Oriental Land Co. Ltd. ..................... 1,027,000 17,979,079
ORIX Corp. ............................. 1,094,100 33,343,126
Orix JREIT, Inc. .......................... 5,734 3,840,179
Osaka Gas Co. Ltd. ....................... 356,200 13,372,694
OSG Corp. ............................. 50,200 847,710
Otsuka Corp. ........................... 209,700 4,157,615
Otsuka Holdings Co. Ltd. ................... 407,600 24,402,350
PAL GROUP Holdings Co. Ltd. ................ 90,200 968,181
PALTAC Corp. ........................... 13,500 422,471
Pan Pacific International Holdings Corp. ......... 1,839,500 10,890,832
Panasonic Holdings Corp. ................... 2,300,300 31,538,709
Park24 Co. Ltd. .......................... 107,600 1,499,478
Pasona Group, Inc. ....................... 21,900 282,045
Penta-Ocean Construction Co. Ltd. ............. 304,900 3,199,983
PeptiDream, Inc.
(a)
........................ 87,500 887,863
Persol Holdings Co. Ltd. .................... 2,078,800 3,640,848
Pigeon Corp. ............................ 95,400 994,223
Pilot Corp. ............................. 23,600 741,999
PKSHA Technology, Inc.
(a) (b)
.................. 30,300 618,629
Pola Orbis Holdings, Inc. .................... 46,500 406,786
Prestige International, Inc. ................... 128,900 577,697
Prima Meat Packers Ltd. .................... 19,800 353,370
Raito Kogyo Co. Ltd. ...................... 36,500 825,348
Rakus Co. Ltd. .......................... 167,200 951,589
Rakuten Bank Ltd.
(a)
....................... 81,400 3,895,657
Rakuten Group, Inc.
(a)
...................... 1,506,000 9,029,540
Recruit Holdings Co. Ltd. ................... 1,327,900 69,945,489
Relo Group, Inc. ......................... 58,300 662,267
Renesas Electronics Corp.
(a)
................. 1,645,700 27,360,509
Rengo Co. Ltd. .......................... 124,200 1,063,990
Resona Holdings, Inc. ..................... 2,096,900 24,450,118
Resonac Holdings Corp. .................... 175,700 10,203,769
Resorttrust, Inc. .......................... 153,600 1,789,835
Ricoh Co. Ltd. ........................... 454,300 4,019,943
Riken Keiki Co. Ltd. ....................... 30,600 653,520
Rinnai Corp. ............................ 66,900 1,757,155
Rohm Co. Ltd. ........................... 271,900 4,761,444
Rohto Pharmaceutical Co. Ltd. ................ 175,300 2,902,228
Rorze Corp. ............................ 144,200 3,054,741
Round One Corp. ........................ 175,200 1,237,754
RS Technologies Co. Ltd. ................... 29,700 730,405
Ryohin Keikaku Co. Ltd. .................... 492,100 9,814,834
Saizeriya Co. Ltd. ........................ 26,700 1,080,044
Sakai Moving Service Co. Ltd. ................ 12,400 234,064
Sakata Seed Corp. ........................ 32,700 860,112
Sakura Internet, Inc.
(b)
...................... 32,700 564,105
San-A Co. Ltd. ........................... 40,800 777,796
San-Ai Obbli Co. Ltd. ...................... 47,800 679,299
SanBio Co. Ltd.
(a) (b)
........................ 72,300 864,589
Sangetsu Corp. .......................... 65,900 1,345,318
San-In Godo Bank Ltd. (The) ................. 166,000 1,698,072
Sanken Electric Co. Ltd.
(a)
................... 20,000 942,716
Sanki Engineering Co. Ltd. .................. 39,200 1,688,750
Sankyo Co. Ltd. .......................... 230,900 3,611,861
Sankyu, Inc. ............................ 37,300 2,222,161
Security Shares Value
a
Japan (continued)
Sanrio Co. Ltd.
(b)
......................... 176,600 $ 5,463,729
Sansan, Inc.
(a)
........................... 59,900 578,852
Santen Pharmaceutical Co. Ltd. ............... 251,700 2,831,532
Sanwa Holdings Corp. ..................... 175,100 3,966,244
Sapporo Holdings Ltd. ..................... 294,500 3,144,083
Sawai Group Holdings Co. Ltd. ............... 155,900 2,391,311
SBI Holdings, Inc. ........................ 514,200 11,628,124
SCREEN Holdings Co. Ltd. .................. 62,200 7,921,357
Secom Co. Ltd. .......................... 395,800 14,499,570
Sega Sammy Holdings, Inc. .................. 193,200 3,030,327
Seibu Holdings, Inc. ....................... 204,200 5,410,520
Seiko Epson Corp. ........................ 220,600 2,838,615
Seiko Group Corp. ........................ 26,800 1,338,792
Seino Holdings Co. Ltd. .................... 72,600 1,130,195
Seiren Co. Ltd. .......................... 40,500 828,824
Sekisui Chemical Co. Ltd. ................... 359,400 6,356,845
Sekisui House Ltd. ........................ 620,800 13,835,644
Sekisui House REIT, Inc. .................... 3,489 2,048,825
Senko Group Holdings Co. Ltd. ............... 129,200 1,609,364
Seria Co. Ltd. ........................... 41,900 995,574
Seven & i Holdings Co. Ltd. .................. 2,024,800 28,996,344
Seven Bank Ltd. ......................... 1,068,400 2,056,594
SG Holdings Co. Ltd. ...................... 256,000 2,464,720
Sharp Corp.
(a)
........................... 184,700 842,909
Shibaura Machine Co. Ltd. .................. 22,900 630,450
Shibaura Mechatronics Corp. ................. 15,600 2,351,830
SHIFT, Inc.
(a)
............................ 215,400 1,021,195
Shiga Bank Ltd. (The) ...................... 39,500 2,020,149
Shikoku Electric Power Co., Inc. ............... 105,600 1,068,939
Shimadzu Corp. .......................... 219,200 5,940,782
Shimamura Co. Ltd. ....................... 40,200 2,694,405
Shimano, Inc. ........................... 58,300 6,645,470
Shimizu Corp. ........................... 446,100 7,922,252
Shin-Etsu Chemical Co. Ltd. ................. 1,616,900 53,171,043
Shionogi & Co. Ltd. ....................... 802,200 16,516,642
Ship Healthcare Holdings, Inc. ................ 64,000 1,054,967
Shiseido Co. Ltd. ......................... 360,500 6,157,238
Shizuoka Financial Group, Inc. ................ 367,600 6,005,109
SHO-BOND Holdings Co. Ltd. ................ 148,300 1,331,252
Shochiku Co. Ltd. ........................ 7,800 597,220
Shoei Co. Ltd. ........................... 52,200 600,710
Sinfonia Technology Co. Ltd. ................. 21,000 1,421,198
SKY Perfect JSAT Holdings, Inc. .............. 149,900 2,166,784
Skylark Holdings Co. Ltd. ................... 205,900 4,189,578
SMC Corp. ............................. 48,700 18,933,160
SMS Co. Ltd. ........................... 129,800 1,373,626
Socionext, Inc. .......................... 195,400 2,614,698
SoftBank Corp. .......................... 28,475,900 38,706,122
SoftBank Group Corp. ..................... 3,652,900 99,751,155
Sojitz Corp. ............................. 204,660 7,462,989
Sompo Holdings, Inc. ...................... 887,000 30,587,760
Sony Financial Group, Inc.
(a)
................. 5,967,900 5,996,436
Sony Group Corp. ........................ 5,848,600 128,949,388
SOSiLA Logistics REIT, Inc. .................. 1,113 921,420
Sotetsu Holdings, Inc. ...................... 149,900 2,709,277
Square Enix Holdings Co. Ltd. ................ 214,000 3,697,570
Stanley Electric Co. Ltd. .................... 160,900 3,169,762
Star Asia Investment Corp. .................. 3,699 1,435,792
Starts Corp., Inc. ......................... 19,400 615,466
Subaru Corp. ........................... 619,900 13,308,111
Sugi Holdings Co. Ltd. ..................... 86,900 1,998,430
SUMCO Corp. ........................... 347,800 3,631,036
Sumitomo Bakelite Co. Ltd. .................. 55,900 1,968,794
Sumitomo Chemical Co. Ltd. ................. 1,480,200 4,502,951

iShares
®
Core MSCI International Developed Markets ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
49
Schedule of Investments
Security Shares Value
a
Japan (continued)
Sumitomo Corp. ......................... 1,047,400 $ 42,533,963
Sumitomo Electric Industries Ltd. .............. 707,200 30,960,872
Sumitomo Forestry Co. Ltd. .................. 450,200 4,881,209
Sumitomo Heavy Industries Ltd. ............... 84,200 2,621,535
Sumitomo Metal Mining Co. Ltd. ............... 214,900 12,143,649
Sumitomo Mitsui Financial Group, Inc. ........... 3,505,000 123,342,519
Sumitomo Mitsui Trust Group, Inc. ............. 657,700 21,966,382
Sumitomo Osaka Cement Co. Ltd. ............. 26,300 708,858
Sumitomo Pharma Co. Ltd.
(a)
................. 203,800 3,032,751
Sumitomo Realty & Development Co. Ltd. ........ 558,600 15,555,323
Sumitomo Rubber Industries Ltd. .............. 200,400 3,229,677
Sumitomo Warehouse Co. Ltd. (The) ........... 36,000 863,568
Sun Corp. .............................. 12,800 688,550
Sundrug Co. Ltd. ......................... 88,800 2,364,022
Suntory Beverage & Food Ltd. ................ 153,600 4,865,900
Suruga Bank Ltd. ......................... 223,900 2,812,175
Suzuken Co. Ltd. ......................... 51,300 2,067,885
Suzuki Motor Corp. ....................... 1,547,000 21,093,451
SWCC Corp. ............................ 26,600 1,982,528
Sysmex Corp. ........................... 440,100 4,164,342
Systena Corp. ........................... 278,200 912,914
T Hasegawa Co. Ltd. ...................... 24,300 447,030
T&D Holdings, Inc. ........................ 432,700 10,687,249
Tadano Ltd. ............................ 129,000 953,366
Taiheiyo Cement Corp. ..................... 155,100 4,262,048
Taikisha Ltd. ............................ 35,800 799,738
Taisei Corp. ............................ 156,600 15,620,553
Taiyo Holdings Co. Ltd. ..................... 77,900 2,521,381
Taiyo Yuden Co. Ltd. ...................... 139,600 2,951,911
Takara Bio, Inc. .......................... 43,500 228,517
Takara Holdings, Inc. ...................... 153,500 1,585,388
Takasago Thermal Engineering Co. Ltd. ......... 79,200 2,289,730
Takashimaya Co. Ltd. ...................... 353,000 4,412,312
Takeda Pharmaceutical Co. Ltd. ............... 1,490,654 50,741,421
Takeuchi Manufacturing Co. Ltd. .............. 32,400 1,341,489
Takuma Co. Ltd. ......................... 136,500 2,206,565
TDK Corp. ............................. 1,945,700 25,105,810
Teijin Ltd. .............................. 116,700 1,128,999
Terumo Corp. ........................... 1,338,900 17,514,486
THK Co. Ltd. ............................ 152,500 4,556,288
Timee, Inc.
(a) (b)
........................... 81,200 712,471
TIS, Inc. ............................... 197,100 5,735,316
TKC Corp. ............................. 23,300 612,630
Toagosei Co. Ltd. ......................... 181,700 2,065,296
Tobu Railway Co. Ltd. ...................... 173,400 3,061,276
Tocalo Co. Ltd. .......................... 147,200 2,462,629
Toda Corp. ............................. 152,000 1,326,766
Toei Animation Co. Ltd. ..................... 47,900 796,229
Toei Co. Ltd. ............................ 25,900 942,816
Toho Co. Ltd. ........................... 93,100 4,738,619
Toho Gas Co. Ltd. ........................ 57,300 1,898,141
Toho Holdings Co. Ltd. ..................... 47,500 1,418,923
Tohoku Electric Power Co., Inc. ............... 442,900 3,194,582
Tokai Carbon Co. Ltd. ...................... 158,500 1,096,720
TOKAI Holdings Corp. ..................... 105,900 786,802
Tokai Rika Co. Ltd. ........................ 42,300 857,361
Tokai Tokyo Financial Holdings, Inc. ............ 241,300 1,156,082
Tokio Marine Holdings, Inc. .................. 1,729,200 64,451,666
Tokuyama Corp. ......................... 59,600 1,558,197
Tokyo Century Corp. ....................... 61,600 858,128
Tokyo Electric Power Co. Holdings, Inc.
(a)
......... 1,463,300 5,496,607
Tokyo Electron Ltd. ....................... 423,400 112,818,674
Tokyo Gas Co. Ltd. ....................... 335,900 14,902,414
Tokyo Kiraboshi Financial Group, Inc. ........... 34,900 2,278,602
Security Shares Value
a
Japan (continued)
Tokyo Metro Co. Ltd. ...................... 286,800 $ 3,062,400
Tokyo Ohka Kogyo Co. Ltd. .................. 129,000 6,089,002
Tokyo Seimitsu Co. Ltd. .................... 36,700 3,325,040
Tokyo Steel Manufacturing Co. Ltd. ............. 92,500 903,146
Tokyo Tatemono Co. Ltd. .................... 176,500 4,153,437
Tokyu Construction Co. Ltd. .................. 113,700 939,529
Tokyu Corp. ............................ 431,300 4,864,527
Tokyu Fudosan Holdings Corp. ................ 431,300 3,993,627
Tokyu REIT, Inc. ......................... 839 1,124,687
Tomy Co. Ltd. ........................... 72,000 1,271,413
TOPPAN Holdings, Inc. ..................... 209,300 6,465,225
Toray Industries, Inc. ...................... 1,354,900 9,994,025
Toridoll Holdings Corp. ..................... 52,700 1,421,580
Toshiba TEC Corp. ........................ 28,400 477,603
Tosoh Corp. ............................ 197,900 3,229,848
Totetsu Kogyo Co. Ltd. ..................... 20,500 617,247
TOTO Ltd. ............................. 167,000 5,248,626
Towa Corp. ............................. 72,400 1,397,348
Towa Pharmaceutical Co. Ltd. ................ 23,400 544,999
Toyo Seikan Group Holdings Ltd. .............. 148,900 3,735,878
Toyo Suisan Kaisha Ltd. .................... 67,400 4,812,125
Toyo Tire Corp. .......................... 162,100 4,368,550
Toyobo Co. Ltd. .......................... 30,300 260,031
Toyoda Gosei Co. Ltd. ..................... 62,600 1,700,710
Toyota Boshoku Corp. ..................... 54,100 908,443
Toyota Industries Corp. ..................... 162,000 20,728,873
Toyota Motor Corp. ....................... 9,040,400 204,905,067
Toyota Tsusho Corp. ....................... 645,600 23,512,250
Transcosmos, Inc. ........................ 15,800 385,319
TRE Holdings Corp. ....................... 50,500 560,415
Trend Micro, Inc. ......................... 137,300 5,385,995
Tri Chemical Laboratories, Inc. ................ 33,500 718,082
Trusco Nakayama Corp. .................... 43,400 685,916
TS Tech Co. Ltd. ......................... 66,600 818,188
Tsubakimoto Chain Co. ..................... 145,400 2,230,416
Tsumura & Co. .......................... 48,300 1,276,801
Tsuruha Holdings, Inc. ..................... 350,095 5,578,681
UACJ Corp. ............................ 172,100 2,723,916
UBE Corp. ............................. 162,700 2,813,619
Ulvac, Inc. ............................. 62,100 3,334,282
U-Next Holdings Co. Ltd. .................... 68,900 829,439
Unicharm Corp. .......................... 1,043,600 6,334,698
United Urban Investment Corp. ............... 2,850 3,292,716
Ushio, Inc. ............................. 67,300 1,209,827
USS Co. Ltd. ............................ 392,800 4,340,176
UT Group Co. Ltd. ........................ 457,400 610,549
Valor Holdings Co. Ltd. ..................... 23,000 520,733
Visional, Inc.
(a)
........................... 24,200 1,333,660
Wacoal Holdings Corp. ..................... 44,900 1,265,989
Wacom Co. Ltd. .......................... 214,900 1,041,413
West Japan Railway Co. .................... 384,700 7,861,129
Yakult Honsha Co. Ltd. ..................... 241,100 3,896,098
Yamada Holdings Co. Ltd. ................... 392,800 1,377,059
Yamaguchi Financial Group, Inc. .............. 231,900 3,693,918
Yamaha Corp. ........................... 422,200 3,068,746
Yamaha Motor Co. Ltd. ..................... 879,600 6,642,474
Yamato Holdings Co. Ltd. ................... 211,800 2,769,226
Yamato Kogyo Co. Ltd. ..................... 31,700 2,285,318
Yamazaki Baking Co. Ltd. ................... 148,200 3,139,982
Yaskawa Electric Corp. ..................... 217,500 6,942,440
Yokogawa Bridge Holdings Corp. .............. 33,500 674,255
Yokogawa Electric Corp. .................... 195,000 6,501,078
Yokohama Financial Group, Inc. ............... 1,018,200 9,273,489
Yokohama Rubber Co. Ltd. (The) .............. 153,300 6,050,796

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
50
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
Yonex Co. Ltd. ........................... 53,500 $ 1,127,922
Yoshinoya Holdings Co. Ltd. ................. 77,000 1,520,724
Zenkoku Hosho Co. Ltd. .................... 67,800 1,347,972
Zensho Holdings Co. Ltd. ................... 79,100 4,286,975
Zeon Corp. ............................. 95,700 1,169,439
Zojirushi Corp. ........................... 34,000 339,883
ZOZO, Inc. ............................. 446,700 3,689,498
5,768,270,498
a
Netherlands  —  4 .2%
Aalberts N.V. ............................ 118,647 4,555,870
ABN AMRO Bank N.V., CVA
(d)
................ 535,186 19,717,989
Adyen N.V.
(a) (d)
........................... 23,914 35,460,725
Aegon Ltd. ............................. 1,209,910 9,503,210
AerCap Holdings N.V. ...................... 170,369 24,475,210
Akzo Nobel N.V. ......................... 152,604 10,691,013
Allfunds Group PLC ....................... 430,452 4,171,543
Arcadis N.V. ............................ 67,979 3,052,945
ASM International N.V. ..................... 43,610 36,625,126
ASML Holding N.V. ....................... 368,254 528,041,329
ASR Nederland N.V. ....................... 146,524 10,642,132
Basic-Fit N.V.
(a) (d)
......................... 54,238 2,067,618
BE Semiconductor Industries N.V. ............. 72,593 14,129,742
Coca-Cola Europacific Partners PLC ............ 207,626 19,039,304
Corbion N.V. , Class C ...................... 59,446 1,427,850
CVC Capital Partners PLC
(d)
................. 195,254 3,469,032
DSM-Firmenich AG ....................... 153,998 12,143,288
Eurocommercial Properties N.V. ............... 54,260 1,600,625
EXOR N.V. ............................. 84,190 6,912,507
Flow Traders Ltd.
(a)
........................ 44,205 1,438,100
Fugro N.V. , Class C ....................... 129,060 1,783,430
Havas N.V.
(a)
............................ 93,567 1,933,279
Heineken Holding N.V. ..................... 130,182 9,676,305
Heineken N.V. ........................... 258,870 21,369,613
IMCD N.V. ............................. 51,189 4,784,760
ING Groep N.V. .......................... 2,853,633 84,156,196
InPost SA
(a) (b)
............................ 231,509 3,628,627
JDE Peet's N.V. .......................... 145,165 5,465,046
Koninklijke Ahold Delhaize N.V. ............... 835,510 32,668,560
Koninklijke BAM Groep N.V. ................. 269,788 2,829,456
Koninklijke Heijmans N.V. ................... 30,401 2,477,084
Koninklijke KPN N.V. ...................... 3,582,064 17,543,203
Koninklijke Philips N.V. ..................... 724,472 20,803,799
Koninklijke Vopak N.V. ..................... 83,866 4,185,664
Magnum Ice Cream Co. N.V. (The)
(a)
............ 463,258 8,233,545
NN Group N.V. .......................... 242,819 19,247,581
OCI N.V.
(a)
............................. 111,610 446,162
Pharming Group N.V.
(a)
..................... 996,367 2,031,382
PostNL N.V. ............................ 544,918 763,073
Prosus N.V. , Class N
(a)
..................... 1,241,306 71,376,641
Randstad N.V. ........................... 93,076 3,330,867
SBM Offshore N.V. ........................ 171,978 6,177,491
Signify N.V.
(d)
............................ 161,649 3,431,735
TKH Group N.V. ......................... 44,752 1,963,923
Universal Music Group N.V. .................. 1,016,562 24,923,599
Van Lanschot Kempen N.V. .................. 35,914 2,177,792
Wolters Kluwer N.V. ....................... 214,744 20,165,103
1,126,739,074
a
New Zealand  —  0 .2%
Auckland International Airport Ltd. ............. 1,628,932 8,101,241
Contact Energy Ltd. ....................... 869,700 4,901,488
EBOS Group Ltd. ......................... 190,799 2,953,566
Fisher & Paykel Healthcare Corp. Ltd. ........... 554,257 12,948,184
Fletcher Building Ltd.
(a)
..................... 1,133,375 2,548,032
Security Shares Value
a
New Zealand (continued)
Goodman Property Trust .................... 1,765,596 $ 2,057,031
Infratil Ltd. ............................. 832,576 5,538,507
Mercury NZ Ltd. .......................... 650,462 2,481,520
Meridian Energy Ltd. ...................... 1,404,147 4,763,410
Ryman Healthcare Ltd.
(a)
.................... 1,053,803 1,766,148
Spark New Zealand Ltd.
(b)
................... 1,990,686 2,708,817
50,767,944
a
Norway  —  0 .7%
Aker ASA , Class A ........................ 29,558 2,722,477
Aker BP ASA ............................ 319,021 9,391,302
Atea ASA
(a)
............................. 96,727 1,547,911
Austevoll Seafood ASA ..................... 143,361 1,378,138
Bakkafrost P/F .......................... 55,877 2,699,249
BLUENORD ASA
(a)
....................... 25,580 1,195,636
BW LPG Ltd.
(b) (d)
......................... 129,630 2,052,126
DNB Bank ASA .......................... 846,684 24,277,256
DNO ASA .............................. 946,932 1,608,427
Entra ASA
(d)
............................ 64,383 755,442
Equinor ASA ............................ 674,485 18,129,151
Frontline PLC ........................... 188,759 5,373,035
Gjensidige Forsikring ASA ................... 199,233 5,670,679
Hoegh Autoliners ASA ..................... 158,235 1,763,196
Kongsberg Gruppen ASA ................... 437,383 15,024,578
Leroy Seafood Group ASA ................... 325,800 1,605,491
Mowi ASA .............................. 464,356 10,704,373
NORBIT ASA
(b)
.......................... 61,939 1,190,461
Nordic Semiconductor ASA
(a)
................. 201,862 2,710,891
Norsk Hydro ASA ......................... 1,381,738 12,266,902
Norwegian Air Shuttle ASA .................. 758,773 1,280,782
Orkla ASA .............................. 739,710 8,801,335
Protector Forsikring ASA .................... 64,226 3,479,188
Salmar ASA ............................ 74,897 4,461,649
Scatec ASA
(a) (d)
.......................... 177,193 2,116,831
SpareBank 1 SMN ........................ 192,671 3,871,226
SpareBank 1 Sor-Norge ASA ................. 263,868 5,319,381
Storebrand ASA .......................... 437,679 7,659,319
Subsea 7 SA ............................ 253,861 6,489,217
Telenor ASA ............................ 607,829 10,224,630
TGS ASA .............................. 206,820 2,179,951
TOMRA Systems ASA ..................... 271,354 3,599,833
Vend Marketplaces ASA .................... 164,488 4,546,670
Yara International ASA ..................... 168,976 7,766,601
193,863,334
a
Portugal  —  0 .2%
Banco Comercial Portugues SA , Class R ......... 7,999,418 8,658,595
EDP Renovaveis SA ....................... 301,176 4,575,279
EDP SA ............................... 2,880,285 14,728,176
Galp Energia SGPS SA , Class B .............. 402,055 7,999,941
Jeronimo Martins SGPS SA .................. 239,869 5,656,363
Navigator Co. SA (The) ..................... 324,387 1,227,883
NOS SGPS SA .......................... 223,891 1,163,892
REN - Redes Energeticas Nacionais SGPS SA ..... 626,115 2,553,048
Sonae SGPS SA ......................... 1,335,314 2,802,208
49,365,385
a
Singapore  —  1 .5%
Bitdeer Technologies Group , Class A
(a) (b)
......... 134,658 1,755,940
CapitaLand Ascendas REIT .................. 3,278,612 7,337,069
CapitaLand Ascott Trust .................... 3,565,868 2,752,138
CapitaLand China Trust
(b)
................... 1,056,680 651,259
CapitaLand Integrated Commercial Trust ......... 6,244,175 11,722,840
CapitaLand Investment Ltd. .................. 2,549,000 6,171,455
CDL Hospitality Trusts ..................... 715,290 487,100

iShares
®
Core MSCI International Developed Markets ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
51
Schedule of Investments
Security Shares Value
a
Singapore (continued)
City Developments Ltd. ..................... 698,700 $ 5,091,131
ComfortDelGro Corp. Ltd. ................... 3,180,000 3,673,906
DBS Group Holdings Ltd. ................... 1,872,840 87,054,013
ESR-REIT ............................. 661,595 1,420,582
Frasers Centrepoint Trust ................... 1,695,599 2,985,589
Frasers Logistics & Commercial Trust ........... 3,237,287 2,573,133
Genting Singapore Ltd. ..................... 7,032,900 4,060,426
Golden Agri-Resources Ltd. .................. 5,310,000 1,205,360
Grab Holdings Ltd. , Class A
(a)
................. 2,291,583 9,853,807
Hafnia Ltd. ............................. 440,196 2,698,333
iFAST Corp. Ltd. ......................... 210,800 1,748,074
Keppel DC REIT ......................... 1,734,600 3,108,235
Keppel Infrastructure Trust .................. 7,600,825 3,103,218
Keppel Ltd. ............................. 1,453,000 12,499,902
Keppel REIT ............................ 2,367,922 1,836,011
Mapletree Industrial Trust
(b)
.................. 2,100,640 3,482,313
Mapletree Logistics Trust
(b)
.................. 4,063,134 4,322,932
Mapletree Pan Asia Commercial Trust
(b)
.......... 2,394,600 2,746,255
NETLINK NBN TRUST ..................... 3,673,100 2,825,729
Oversea-Chinese Banking Corp. Ltd. ........... 3,138,700 52,383,460
Parkway Life REIT ........................ 502,400 1,612,227
SATS Ltd.
(b)
............................. 1,274,863 3,798,000
Sea Ltd. , Class A , ADR
(a)
.................... 364,054 42,408,651
Seatrium Ltd. ........................... 2,530,759 4,196,992
Sembcorp Industries Ltd. ................... 831,900 3,941,939
Singapore Airlines Ltd. ..................... 1,406,300 7,020,271
Singapore Exchange Ltd. ................... 732,900 10,155,139
Singapore Post Ltd.
(b)
...................... 1,666,900 517,567
Singapore Technologies Engineering Ltd. ......... 1,576,700 12,121,020
Singapore Telecommunications Ltd. ............ 7,337,500 26,478,766
Starhill Global REIT ....................... 1,300,300 603,159
Suntec REIT
(b)
........................... 1,462,300 1,651,838
United Overseas Bank Ltd. .................. 1,175,900 35,440,611
UOL Group Ltd. .......................... 479,400 4,094,352
Venture Corp. Ltd. ........................ 339,200 4,355,707
Wilmar International Ltd.
(b)
................... 1,947,800 5,200,707
Yangzijiang Financial Holding Ltd. .............. 2,626,600 731,513
Yangzijiang Maritime Development Ltd.
(a) (b)
........ 2,398,100 1,131,090
Yangzijiang Shipbuilding Holdings Ltd. ........... 2,814,600 7,392,019
412,401,778
a
Spain  —  3 .2%
Acciona SA ............................. 22,613 4,859,890
Acerinox SA ............................ 211,906 3,147,791
ACS Actividades de Construccion y Servicios SA ... 180,582 20,260,603
Aena SME SA
(d)
.......................... 695,806 21,610,029
Almirall SA ............................. 95,745 1,433,241
Amadeus IT Group SA ..................... 416,385 27,917,215
Banco Bilbao Vizcaya Argentaria SA ............ 5,443,464 138,174,946
Banco de Sabadell SA ..................... 5,106,183 20,030,447
Banco Santander SA ...................... 14,238,638 181,799,826
Bankinter SA ............................ 721,046 12,308,236
CaixaBank SA ........................... 3,709,145 48,961,364
Cellnex Telecom SA
(d)
...................... 495,011 15,310,761
CIE Automotive SA ........................ 33,530 1,142,210
Colonial SFL Socimi SA .................... 385,820 2,386,348
Construcciones y Auxiliar de Ferrocarriles SA ...... 17,638 1,175,805
Enagas SA ............................. 217,808 3,584,810
Endesa SA ............................. 335,834 12,376,328
Ferrovial SE ............................ 472,604 31,922,055
Fluidra SA ............................. 137,392 3,996,502
Gestamp Automocion SA
(d)
.................. 132,928 476,592
Grifols SA , Class A ........................ 280,428 3,587,807
Iberdrola SA ............................ 6,130,041 137,820,144
Indra Sistemas SA ........................ 98,056 6,337,746
Security Shares Value
a
Spain (continued)
Industria de Diseno Textil SA ................. 1,019,831 $ 66,360,501
International Consolidated Airlines Group SA , Class DI 1,038,834 5,958,556
Laboratorios Farmaceuticos Rovi SA ............ 28,809 2,459,750
Linea Directa Aseguradora SA Cia de Seguros y
Reaseguros ........................... 610,501 851,021
Logista Integral SA ........................ 91,209 3,327,002
Mapfre SA ............................. 650,083 2,974,608
Melia Hotels International SA ................. 109,055 972,992
Merlin Properties Socimi SA ................. 458,674 6,826,539
Naturgy Energy Group SA ................... 231,668 7,271,608
Neinor Homes SA
(a) (d)
...................... 35,849 854,200
Pharma Mar SA .......................... 16,673 1,559,874
Prosegur Cia de Seguridad SA ................ 64,555 214,893
Redeia Corp. SA ......................... 57,325 990,687
Repsol SA ............................. 1,140,391 22,466,948
Sacyr SA .............................. 565,025 2,658,774
Solaria Energia y Medio Ambiente SA
(a)
.......... 78,521 1,731,798
Tecnicas Reunidas SA
(a)
.................... 50,202 1,900,877
Telefonica SA ........................... 3,732,353 15,109,672
Unicaja Banco SA
(d)
....................... 1,329,750 4,556,900
Vidrala SA ............................. 19,807 2,069,302
Viscofan SA ............................ 54,602 3,664,375
855,401,573
a
Sweden  —  3 .6%
AAK AB ............................... 206,174 5,769,150
AddLife AB , Class B ....................... 134,842 2,065,622
AddTech AB , Class B ...................... 275,333 8,939,783
AFRY AB , Class B ........................ 90,708 1,439,353
Alfa Laval AB ........................... 274,038 15,872,899
Alleima AB ............................. 215,643 1,884,663
Ambea AB
(d)
............................ 149,571 2,283,655
Arjo AB , Class B ......................... 256,339 768,446
Asker Healthcare Group AB
(a)
................. 195,563 1,648,383
Asmodee Group AB , Class B
(a)
................ 183,523 2,202,109
Assa Abloy AB , Class B .................... 968,556 39,162,527
Atlas Copco AB , Class A .................... 2,521,626 52,001,440
Atlas Copco AB , Class B .................... 1,462,624 26,309,188
Avanza Bank Holding AB ................... 153,002 5,961,326
Axfood AB ............................. 144,629 4,953,838
Beijer Ref AB , Class B ..................... 372,218 5,298,475
Betsson AB , Class B ...................... 169,843 1,994,226
Billerud Aktiebolag ........................ 213,215 1,724,077
BioArctic AB , Class B
(a) (b) (d)
................... 46,949 1,686,002
Boliden AB
(a)
............................ 276,553 19,366,092
BoneSupport Holding AB
(a) (d)
................. 79,130 1,643,163
Bravida Holding AB
(d)
...................... 207,794 2,047,203
Bure Equity AB .......................... 84,551 2,087,681
Camurus AB
(a)
........................... 42,953 3,224,350
Castellum AB ........................... 373,756 4,620,465
Catena AB ............................. 60,151 3,122,417
Coffee Stain Group AB , Class B
(a) (b)
............. 244,678 509,271
Corem Property Group AB , Class B ............ 844,167 391,402
Dios Fastigheter AB ....................... 113,578 822,577
Dometic Group AB
(d)
....................... 394,797 1,699,139
Dynavox Group AB
(a)
...................... 123,022 1,203,538
Electrolux AB , Class B
(a)
.................... 283,116 2,286,897
Electrolux Professional AB , Class B ............ 392,457 2,704,187
Elekta AB , Class B ........................ 476,354 3,062,099
Embracer Group AB , Class B
(a) (b)
.............. 145,988 799,650
Epiroc AB , Class A ........................ 635,534 17,816,035
Epiroc AB , Class B ........................ 354,993 8,852,492
EQT AB ............................... 435,933 16,546,151
Essity AB , Class B ........................ 566,138 16,762,581
Evolution AB
(d)
........................... 124,465 8,085,384

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
52
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Sweden (continued)
Fabege AB ............................. 299,660 $ 2,766,998
Fastighets AB Balder , Class B
(a)
............... 672,307 5,070,945
Getinge AB , Class B ....................... 237,450 5,203,078
Granges AB ............................ 125,293 2,101,462
H & M Hennes & Mauritz AB , Class B ........... 485,027 9,712,732
Hemnet Group AB ........................ 116,264 1,853,980
Hexagon AB , Class B ...................... 1,942,162 21,897,950
Hexpol AB , Class B ....................... 356,493 2,917,783
HMS Networks AB
(a)
....................... 35,850 1,616,081
Holmen AB , Class B ....................... 95,733 3,588,352
Hufvudstaden AB , Class A ................... 128,430 1,774,680
Husqvarna AB , Class B ..................... 434,788 2,221,150
Industrivarden AB , Class A .................. 126,590 6,328,288
Industrivarden AB , Class C .................. 155,760 7,797,981
Indutrade AB ............................ 265,644 6,236,121
Instalco AB ............................. 302,558 863,001
Investment AB Latour , Class B ................ 145,710 3,628,504
Investor AB , Class B ....................... 1,702,420 65,644,722
JM AB ................................ 63,717 980,507
Kinnevik AB , Class B
(a)
..................... 269,348 2,210,604
L E Lundbergforetagen AB , Class B ............ 55,996 3,335,604
Lagercrantz Group AB , Class B ............... 136,985 3,001,424
Lifco AB , Class B ......................... 250,998 8,624,789
Lindab International AB ..................... 121,218 2,548,274
Loomis AB , Class B ....................... 97,269 4,036,297
Medicover AB , Class B ..................... 79,636 1,812,262
Mildef Group AB
(b)
........................ 60,459 890,855
Millicom International Cellular SA
(a)
............. 104,493 6,377,208
MIPS AB .............................. 31,189 970,791
Modern Times Group MTG AB , Class B
(a)
......... 106,156 1,239,205
Munters Group AB
(d)
....................... 165,677 3,271,070
Mycronic AB ............................ 195,694 4,504,506
NCAB Group AB
(a)
........................ 179,406 926,083
NCC AB , Class B ......................... 97,467 2,495,813
Nibe Industrier AB , Class B .................. 1,479,895 5,669,147
Nolato AB , Class B ........................ 259,962 1,699,009
Nordea Bank Abp ........................ 2,937,042 56,744,806
Nordnet AB publ ......................... 130,841 4,233,111
Nyfosa AB ............................. 151,048 1,200,781
Pandox AB , Class B ....................... 104,436 2,251,104
Peab AB , Class B ........................ 180,542 1,804,464
Saab AB , Class B ........................ 318,336 24,837,494
Sagax AB , Class B ........................ 210,416 4,639,915
Samhallsbyggnadsbolaget i Norden AB
(a) (b)
........ 1,220,215 671,990
Sandvik AB ............................. 990,508 39,111,541
Sectra AB , Class B ........................ 158,570 3,920,548
Securitas AB , Class B ...................... 471,207 7,792,302
Sinch AB
(a) (d)
............................ 726,927 2,178,174
Skandinaviska Enskilda Banken AB , Class A ...... 1,451,722 31,203,924
Skanska AB , Class B ...................... 323,854 9,836,154
SKF AB , Class B ......................... 334,379 8,742,906
Spotify Technology SA
(a)
.................... 148,838 74,471,093
SSAB AB , Class B ........................ 772,660 6,356,176
Storskogen Group AB , Class B ................ 1,501,012 1,822,378
Svenska Cellulosa AB SCA , Class B ............ 577,512 7,230,978
Svenska Handelsbanken AB , Class A ........... 1,348,557 21,260,072
Sweco AB , Class B ....................... 230,771 3,823,209
Swedbank AB , Class A ..................... 790,174 30,722,170
Swedish Orphan Biovitrum AB
(a)
............... 199,156 7,563,019
Tele2 AB , Class B ........................ 550,534 10,129,012
Telefonaktiebolaget LM Ericsson , Class B ........ 2,624,275 28,421,326
Telia Co. AB ............................ 2,284,801 10,438,019
Thule Group AB
(d)
......................... 114,616 2,745,934
Trelleborg AB , Class B ..................... 208,182 8,424,339
Security Shares Value
a
Sweden (continued)
Troax Group AB .......................... 40,753 $ 664,876
Truecaller AB , Class B ..................... 336,351 582,423
Vitec Software Group AB , Class B ............. 52,515 1,474,625
Vitrolife AB ............................. 77,881 1,015,204
Volvo AB , Class B ........................ 1,475,217 53,605,544
Wallenstam AB , Class B .................... 403,957 1,839,649
Wihlborgs Fastigheter AB ................... 375,830 3,883,103
981,077,555
a
Switzerland  —  7 .7%
ABB Ltd. , Registered ...................... 1,488,609 128,166,292
Accelleron Industries AG .................... 89,850 8,606,459
Adecco Group AG , Registered ................ 152,995 4,495,972
Alcon AG .............................. 471,286 38,146,963
Allreal Holding AG , Registered ................ 17,222 5,037,655
ALSO Holding AG , Registered ................ 8,763 2,258,247
ams-OSRAM AG
(a)
........................ 111,394 1,159,027
Aryzta AG
(a)
............................. 26,665 1,890,136
Avolta AG
(a)
............................. 107,122 6,558,165
Bachem Holding AG , Class B ................. 40,533 3,674,229
Banque Cantonale Vaudoise , Registered ......... 34,655 4,689,865
Barry Callebaut AG , Registered ............... 3,611 6,369,865
Belimo Holding AG , Registered ............... 9,972 10,907,143
BKW AG .............................. 21,946 4,149,140
Bossard Holding AG , Class A, Registered ........ 4,845 952,156
Bucher Industries AG , Registered .............. 5,363 2,487,918
Burckhardt Compression Holding AG ........... 4,179 2,889,137
Bystronic AG ............................ 1,207 421,248
Cembra Money Bank AG .................... 38,963 4,980,717
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 842 12,100,783
Chocoladefabriken Lindt & Spruengli AG , Registered . 89 13,155,243
Cie Financiere Richemont SA , Class A, Registered .. 509,375 98,874,545
Clariant AG , Registered
(a)
................... 256,891 2,376,910
Comet Holding AG , Registered ................ 10,270 3,976,415
Daetwyler Holding AG , Bearer ................ 6,518 1,332,162
DKSH Holding AG ........................ 36,760 2,697,158
dormakaba Holding AG ..................... 39,575 2,976,147
EFG International AG
(a)
..................... 100,131 2,558,843
Emmi AG , Registered ...................... 2,404 2,435,490
EMS-Chemie Holding AG , Registered ........... 7,024 5,460,935
Flughafen Zurich AG , Registered .............. 23,464 7,287,477
Forbo Holding AG , Registered ................ 1,026 1,211,690
Galderma Group AG ....................... 147,826 27,554,610
Galenica AG
(d)
........................... 44,410 5,551,142
Geberit AG , Registered ..................... 32,707 24,974,743
Georg Fischer AG , Registered ................ 88,979 5,930,527
Givaudan SA , Registered ................... 8,519 32,930,088
Helvetia Baloise Holding AG ................. 80,774 20,485,956
Holcim AG
(a)
............................ 484,906 49,978,698
Huber + Suhner AG , Registered ............... 18,365 3,714,406
Inficon Holding AG , Registered ................ 22,594 3,575,510
Interroll Holding AG , Registered ............... 681 1,639,932
Intershop Holding AG ...................... 10,044 2,176,599
Julius Baer Group Ltd. ..................... 207,424 17,326,186
Kardex Holding AG , Registered ............... 9,054 3,182,824
Kuehne + Nagel International AG , Registered ...... 45,752 10,594,433
Landis+Gyr Group AG
(a)
.................... 25,652 1,802,025
Logitech International SA , Registered ........... 156,382 13,472,638
Lonza Group AG , Registered ................. 67,820 46,080,301
Mobilezone Holding AG , Registered ............ 51,332 936,046
Mobimo Holding AG , Registered ............... 10,003 5,037,356
Nestle SA , Registered ..................... 2,435,861 232,445,725
Novartis AG , Registered .................... 1,797,570 266,705,055
OC Oerlikon Corp. AG Pfaffikon , Registered ....... 165,345 758,384

iShares
®
Core MSCI International Developed Markets ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
53
Schedule of Investments
Security Shares Value
a
Switzerland (continued)
Partners Group Holding AG .................. 21,342 $ 29,100,755
PSP Swiss Property AG , Registered ............ 47,214 9,476,748
Roche Holding AG , Bearer .................. 32,863 15,186,689
Roche Holding AG , NVS .................... 664,867 302,341,329
Sandoz Group AG ........................ 402,033 31,851,396
Schindler Holding AG , Participation Certificates , NVS 37,828 14,595,645
Schindler Holding AG , Registered .............. 23,710 8,720,096
SFS Group AG .......................... 23,728 3,483,606
SGS SA , Registered ....................... 150,081 18,063,668
Siegfried Holding AG , Registered
(a)
............. 36,338 4,468,182
SIG Group AG
(a) (b)
........................ 290,263 4,491,363
Sika AG , Registered ....................... 141,520 27,156,340
Softwareone Holding AG .................... 168,090 1,729,816
Sonova Holding AG , Registered ............... 50,167 13,729,869
Stadler Rail AG .......................... 41,113 1,053,310
Straumann Holding AG , Registered ............. 110,161 13,249,032
Sulzer AG , Registered ..................... 25,067 5,401,113
Sunrise Communications AG , Class A ........... 63,036 3,577,694
Swatch Group AG (The) , Bearer ............... 25,754 6,076,336
Swiss Life Holding AG , Registered ............. 27,799 30,483,063
Swiss Prime Site AG , Registered .............. 81,315 13,843,113
Swiss Re AG ............................ 279,302 44,627,933
Swisscom AG , Registered ................... 25,591 21,012,281
Swissquote Group Holding SA , Registered ........ 12,338 7,024,101
Tecan Group AG , Registered ................. 13,177 2,321,592
Temenos AG , Registered ................... 60,601 5,355,543
UBS Group AG , Registered .................. 3,032,454 143,481,710
Valiant Holding AG , Registered ............... 18,723 3,758,525
VAT Group AG
(d)
......................... 26,847 17,361,051
Vontobel Holding AG , Registered .............. 24,274 2,092,077
Ypsomed Holding AG , Registered .............. 4,659 1,843,870
Zurich Insurance Group AG .................. 137,458 97,790,612
2,075,885,774
a
United Arab Emirates  —  0 .0%
NMC Health PLC
(a) (c)
....................... 12,146 —
a
United Kingdom  —  12 .9%
3i Group PLC ........................... 919,737 42,251,908
4imprint Group PLC ....................... 30,333 1,699,455
Aberdeen Group PLC ...................... 1,869,754 5,582,690
Admiral Group PLC ....................... 236,140 8,886,884
AJ Bell PLC ............................ 462,764 2,930,557
Anglo American PLC , NVS .................. 1,049,050 48,642,143
Antofagasta PLC ......................... 375,052 18,584,399
AO World PLC
(a)
......................... 477,261 709,223
Ashmore Group PLC ...................... 865,617 2,802,450
Ashtead Group PLC ....................... 405,972 26,136,357
Associated British Foods PLC ................ 311,560 8,142,403
Aston Martin Lagonda Global Holdings PLC
(a) (b) (d)
.... 554,693 466,080
AstraZeneca PLC ........................ 1,475,033 274,819,477
Autotrader Group PLC
(d)
.................... 828,649 6,108,375
Aviva PLC ............................. 2,866,301 24,987,982
B&M European Value Retail SA ............... 955,738 2,307,341
Babcock International Group PLC .............. 234,745 4,628,334
BAE Systems PLC ........................ 2,856,392 77,542,302
Balfour Beatty PLC ....................... 559,416 5,477,979
Baltic Classifieds Group PLC ................. 430,869 1,199,795
Barclays PLC ........................... 13,240,144 88,365,634
Barratt Redrow PLC ....................... 1,343,261 7,152,505
Beazley PLC ............................ 550,848 8,557,717
Bellway PLC ............................ 114,758 4,270,712
Berkeley Group Holdings PLC ................ 98,611 5,571,405
Big Yellow Group PLC ..................... 173,404 2,454,672
Bodycote PLC ........................... 199,036 2,030,377
Security Shares Value
a
United Kingdom (continued)
BP PLC ............................... 14,938,959 $ 94,721,328
Breedon Group PLC ....................... 328,678 1,512,948
British American Tobacco PLC ................ 2,063,906 124,688,013
British Land Co. PLC (The) .................. 756,443 4,314,696
BT Group PLC .......................... 5,952,609 15,646,558
Bunzl PLC ............................. 302,044 8,470,240
Burberry Group PLC
(a)
..................... 334,411 5,052,591
Carnival PLC
(a)
.......................... 154,333 4,584,164
Centrica PLC ........................... 5,012,557 13,125,437
Chemring Group PLC ...................... 292,833 2,001,911
Clarkson PLC ........................... 23,369 1,341,742
Coats Group PLC ........................ 1,899,529 2,210,541
Coca-Cola HBC AG , Class DI
(a)
............... 200,191 10,872,304
Compass Group PLC ...................... 1,583,535 47,482,984
Computacenter PLC ....................... 90,427 4,138,645
Convatec Group PLC
(d)
..................... 1,358,378 4,284,757
Cranswick PLC .......................... 60,718 4,370,192
Crest Nicholson Holdings PLC ................ 408,194 850,675
Croda International PLC .................... 137,620 5,142,843
Currys PLC ............................. 1,421,153 2,848,068
CVS Group PLC ......................... 95,448 1,703,243
DCC PLC .............................. 90,887 5,761,272
Derwent London PLC ...................... 107,888 2,857,590
Diageo PLC ............................ 2,073,772 47,718,117
Diploma PLC ........................... 127,919 9,319,108
Domino's Pizza Group PLC .................. 578,753 1,444,117
Dowlais Group PLC ....................... 1,235,819 1,575,051
Dr Martens PLC .......................... 810,653 747,085
Drax Group PLC ......................... 393,003 4,845,270
Dunelm Group PLC ....................... 158,204 2,000,261
easyJet PLC ............................ 315,148 2,062,005
Elementis PLC .......................... 868,435 1,920,330
Endeavour Mining PLC ..................... 162,990 9,277,102
Energean PLC .......................... 225,736 2,617,808
Entain PLC ............................. 586,412 4,865,007
Experian PLC ........................... 851,351 32,244,695
Fevertree Drinks PLC ...................... 105,436 1,257,383
Firstgroup PLC .......................... 944,969 2,410,243
Frasers Group PLC
(a)
...................... 144,857 1,379,901
Fresnillo PLC ........................... 210,599 10,371,277
Future PLC ............................. 124,228 920,482
Games Workshop Group PLC ................ 31,211 7,281,155
Gamma Communications PLC ................ 99,576 1,240,302
GB Group PLC .......................... 280,270 919,148
Genuit Group PLC ........................ 311,423 1,417,895
Genus PLC ............................. 68,992 2,990,323
Glencore PLC
(a)
.......................... 9,582,236 65,325,501
Grafton Group PLC , CDI .................... 222,914 2,850,133
Grainger PLC ........................... 656,334 1,742,304
Great Portland Estates PLC .................. 316,176 1,618,072
Greatland Resources Ltd.
(a)
.................. 525,741 4,318,657
Greencore Group PLC ..................... 820,890 3,251,852
Greggs PLC ............................ 97,864 2,153,319
GSK PLC .............................. 3,853,709 99,663,315
Haleon PLC ............................ 8,461,546 44,253,041
Halma PLC ............................. 349,735 16,986,133
Hammerson PLC ......................... 436,474 2,119,373
Harbour Energy PLC ...................... 607,329 1,945,232
Hays PLC .............................. 1,621,530 1,054,438
Helios Towers PLC
(a)
...................... 965,422 2,290,924
Hikma Pharmaceuticals PLC ................. 136,811 2,869,798
Hill & Smith PLC ......................... 92,974 2,841,006
Hiscox Ltd. ............................. 335,616 6,826,209
Howden Joinery Group PLC ................. 539,366 6,178,928

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
54
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
United Kingdom (continued)
HSBC Holdings PLC ...................... 16,324,622 $ 287,981,447
Ibstock PLC
(d)
........................... 761,624 1,325,121
ICG PLC .............................. 285,511 7,104,475
IG Group Holdings PLC .................... 362,287 6,721,165
IMI PLC ............................... 262,308 9,905,348
Imperial Brands PLC ...................... 755,154 31,805,414
Inchcape PLC ........................... 360,159 4,023,905
Informa PLC ............................ 1,281,181 15,461,059
IntegraFin Holdings PLC .................... 352,476 1,696,844
InterContinental Hotels Group PLC ............. 145,589 19,669,103
International Workplace Group PLC ............ 812,011 2,752,830
Intertek Group PLC ....................... 139,310 8,546,341
Investec PLC ........................... 687,743 5,721,726
IP Group PLC
(a)
.......................... 987,997 802,378
ITV PLC ............................... 3,595,009 4,008,239
J D Wetherspoon PLC ..................... 193,815 1,778,212
J Sainsbury PLC ......................... 1,559,559 6,833,540
JD Sports Fashion PLC .................... 2,578,926 2,886,147
JET2 PLC .............................. 146,504 2,483,593
Johnson Matthey PLC ..................... 161,044 5,207,818
JTC PLC
(d)
............................. 188,698 3,341,172
Jupiter Fund Management PLC ............... 579,896 1,490,684
Just Group PLC .......................... 995,615 2,949,692
Kainos Group PLC ........................ 112,819 1,389,016
Kingfisher PLC .......................... 1,819,048 8,382,886
Lancashire Holdings Ltd. .................... 354,479 2,993,696
Land Securities Group PLC .................. 600,698 5,361,492
Legal & General Group PLC ................. 5,529,655 20,077,159
Lion Finance Group PLC .................... 35,933 4,964,479
Lloyds Banking Group PLC .................. 56,291,409 84,054,584
London Stock Exchange Group PLC ............ 442,402 49,346,433
LondonMetric Property PLC .................. 2,207,922 6,060,943
M&G PLC .............................. 2,188,222 9,276,415
Man Group PLC ......................... 1,391,045 5,020,840
Marks & Spencer Group PLC ................. 1,887,465 9,466,017
Marshalls PLC ........................... 257,428 550,922
Melrose Industries PLC ..................... 1,295,435 11,138,066
Mitie Group PLC ......................... 1,558,032 3,573,121
Mondi PLC ............................. 409,092 4,780,737
MONY Group PLC ........................ 474,058 1,210,142
Morgan Sindall Group PLC .................. 48,904 3,299,048
National Grid PLC ........................ 4,656,101 79,105,064
NatWest Group PLC ....................... 7,573,825 69,033,764
Next PLC .............................. 116,839 21,213,156
Ninety One PLC ......................... 694,976 2,419,428
Ocado Group PLC
(a)
....................... 593,399 1,778,346
OSB Group PLC ......................... 341,427 2,853,732
Oxford Instruments PLC .................... 67,999 2,340,118
Oxford Nanopore Technologies PLC
(a)
........... 646,193 1,378,038
Pagegroup PLC .......................... 440,422 1,244,506
Pan African Resources PLC ................. 1,752,636 3,101,924
Paragon Banking Group PLC ................. 283,344 3,442,899
Pearson PLC ........................... 588,649 7,742,470
Pennon Group PLC ....................... 556,528 4,171,491
Persimmon PLC ......................... 311,971 6,007,696
Pets at Home Group PLC ................... 489,050 1,369,662
Phoenix Group Holdings PLC ................ 586,665 5,946,247
Playtech PLC ........................... 286,489 1,164,023
Plus500 Ltd. ............................ 93,222 5,365,995
Premier Foods PLC ....................... 855,821 2,210,967
Primary Health Properties PLC ................ 2,870,007 4,073,785
Prudential PLC .......................... 2,432,676 39,957,305
QinetiQ Group PLC ....................... 585,202 4,031,697
Quilter PLC
(d)
........................... 1,610,807 4,282,660
Security Shares Value
a
United Kingdom (continued)
Rathbones Group PLC ..................... 62,724 $ 1,898,559
Reckitt Benckiser Group PLC
(a)
............... 644,932 53,761,468
RELX PLC ............................. 1,730,010 61,332,344
Renishaw PLC .......................... 48,559 2,524,937
Rentokil Initial PLC ........................ 2,318,431 14,390,074
RHI Magnesita N.V. ....................... 37,274 1,415,204
Rightmove PLC .......................... 751,385 5,086,430
Rio Tinto PLC ........................... 1,073,795 97,966,937
Rolls-Royce Holdings PLC .................. 8,037,466 134,362,124
Rotork PLC ............................. 724,646 3,516,526
RS GROUP PLC ......................... 458,747 4,212,472
Safestore Holdings PLC .................... 230,430 2,607,605
Sage Group PLC (The) ..................... 931,209 12,211,132
Savills PLC ............................. 159,694 2,355,617
Schroders PLC .......................... 682,015 4,224,218
Segro PLC ............................. 1,121,899 11,688,592
Serco Group PLC ........................ 1,182,258 4,854,273
Severn Trent PLC ........................ 241,576 9,703,089
Shaftesbury Capital PLC .................... 1,743,503 3,429,945
Shell PLC .............................. 5,496,368 211,277,624
Sirius Real Estate Ltd. ..................... 1,744,255 2,344,984
Smith & Nephew PLC ...................... 811,511 13,830,794
Smiths Group PLC ........................ 333,729 11,460,860
Softcat PLC ............................ 146,311 2,865,369
Spirax Group PLC ........................ 75,773 7,550,353
SSE PLC .............................. 1,109,242 36,868,382
SSP Group PLC ......................... 898,184 2,248,910
St. James's Place PLC ..................... 494,590 10,329,672
Standard Chartered PLC .................... 1,901,726 48,658,384
Tate & Lyle PLC .......................... 380,531 1,968,736
Taylor Wimpey PLC ....................... 3,413,917 4,991,015
TBC Bank Group PLC ..................... 46,050 2,677,449
Telecom Plus PLC ........................ 86,318 1,576,893
Tesco PLC ............................. 6,379,832 37,122,977
TP ICAP Group PLC ...................... 998,663 3,483,747
Trainline PLC
(a) (d)
......................... 461,920 1,294,547
Travis Perkins PLC ....................... 201,577 1,725,504
Tritax Big Box REIT PLC .................... 1,623,497 3,685,222
Trustpilot Group PLC
(a) (d)
.................... 365,761 921,901
TUI AG
(a)
.............................. 457,746 4,880,496
Unilever PLC ........................... 2,085,033 141,843,511
UNITE Group PLC (The) .................... 342,535 2,664,026
United Utilities Group PLC ................... 615,826 10,546,354
Vesuvius PLC ........................... 279,566 1,758,173
Victrex PLC ............................ 113,255 1,016,620
Vistry Group PLC
(a)
........................ 352,421 3,211,368
Vodafone Group PLC ...................... 19,174,855 28,239,322
Volution Group PLC ....................... 199,403 1,751,717
Watches of Switzerland Group PLC
(a) (d)
.......... 260,721 1,857,023
Weir Group PLC (The) ..................... 235,511 10,402,219
WH Smith PLC .......................... 152,304 1,406,735
Whitbread PLC .......................... 165,256 6,168,741
Wise PLC , Class A
(a)
....................... 628,137 8,101,546
Workspace Group PLC ..................... 156,323 897,330
WPP PLC .............................. 976,904 4,052,416
Yellow Cake PLC
(a) (d)
....................... 278,195 2,597,114
3,478,901,000
a

iShares
®
Core MSCI International Developed Markets ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
55
Schedule of Investments
Security Shares Value
a
United States  —  0 .1%
Nebius Group N.V. , Class A
(a)
................. 186,198 $ 15,862,208
Sunococorp LLC
(a)
........................ 49,592 2,659,123
18,521,331
a
Total Common Stocks — 99.3%
(Cost: $ 19,241,075,379 ) .............................. 26,785,754,643
a
Preferred Stocks
Germany  —  0 .2%
Bayerische Motoren Werke AG , Preference Shares ,
NVS ................................ 55,255 5,699,303
Dr Ing hc F Porsche AG , Preference Shares , NVS
(b) (d)
90,659 4,411,728
FUCHS SE , Preference Shares , NVS ........... 86,199 3,726,113
Henkel AG & Co. KGaA , Preference Shares , NVS ... 145,683 12,798,528
Jungheinrich AG , Preference Shares , NVS ........ 50,229 2,161,591
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 132,574 5,672,239
Sartorius AG , Preference Shares , NVS .......... 25,027 6,994,867
Volkswagen AG , Preference Shares , NVS ........ 192,306 23,327,683
a
Total Preferred Stocks — 0.2%
(Cost: $ 69,162,573 ) ................................. 64,792,052
a
Rights
Spain  —  0 .0%
ACS Actividades de Construccion y Servicios SA
(a)
.. 172,038 94,621
a
United Kingdom  —  0 .0%
Greencore Group CVR
(a) (c)
................... 216,556 5,927
a
Total Rights — 0.0%
(Cost: $ 91,886 ) .................................... 100,548
Security Shares Value
a
Warrants
Canada  —  0 .0%
Constellation Software Inc., (Issued 08/29/23,1 Share
for 1 Warrant, Expires 03/31/40, Strike Price CAD
11.50)
(a) (c)
............................ 11,415 $ —
a
Total Warrants — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 99.5%
(Cost: $ 19,310,329,838 ) .............................. 26,850,647,243
a
Short-Term Securities
Money Market Funds  —  0 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(e) (f) (g)
...................... 218,027,086 218,136,100
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(e) (f)
............................. 17,188,418 17,188,418
a
Total Short-Term Securities — 0.9%
(Cost: $ 235,316,946 ) ................................ 235,324,518
Total Investments —  100.4%
(Cost: $ 19,545,646,784 ) .............................. 27,085,971,761
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (95,233,168)
Net Assets — 100.0% ................................. $ 26,990,738,593
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 138,443,361 $ 79,680,154
(a)
$ — $ 5,013 $ 7,572 $ 218,136,100 218,027,086 $ 950,195
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 740,000 16,448,418
(a)
— — — 17,188,418 17,188,418 109,749 —
$ — $ 5,013 $ 7,572
$ 235,324,518
$ 1,059,944 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI International Developed Markets ETF
56
2026
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ......................................................................... 150 03/12/26 $ 34,680 $ 1,184,454
SPI 200 Index ........................................................................ 163 03/19/26 25,048 302,031
Euro STOXX 50 Index .................................................................. 640 03/20/26 45,146 859,585
FTSE 100 Index ...................................................................... 224 03/20/26 31,315 983,875
$ 3,329,945
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 3,329,945 $ — $ — $ — $ 3,329,945
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 10,030,409 $ — $ — $ — $ 10,030,409
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 2,162,400 $ — $ — $ — $ 2,162,400
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 137,985,518
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,782,711,345 $ 23,001,964,597 $ 1,078,701 $ 26,785,754,643
Preferred Stocks ......................................... — 64,792,052 — 64,792,052
Rights ................................................ 94,621 — 5,927 100,548
Warrants .............................................. — — — —

iShares
®
Core MSCI International Developed Markets ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
57
Schedule of Investments
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Short-Term Securities
Money Market Funds ...................................... $ 235,324,518 $ — $ — $ 235,324,518
$ 4,018,130,484 $ 23,066,756,649 $ 1,084,628 $ 27,085,971,761
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 3,329,945 $ — $ — $ 3,329,945
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
58
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Australia  — 4.3%
Abacus Group ........................... 977,951 $ 786,202
Abacus Storage King ...................... 977,943 1,052,217
AGL Energy Ltd. ......................... 698,172 4,392,616
ALS Ltd. ............................... 740,514 12,626,850
Amotiv Ltd. ............................. 303,999 1,773,523
AMP Ltd. .............................. 3,353,809 3,926,359
Ampol Ltd. ............................. 309,109 6,210,214
Ansell Ltd. ............................. 198,268 4,495,164
ANZ Group Holdings Ltd. ................... 3,958,935 100,716,634
APA Group ............................. 1,660,283 10,221,517
ARB Corp. Ltd. .......................... 137,824 2,464,839
Aristocrat Leisure Ltd. ...................... 734,095 27,271,423
ASX Ltd. .............................. 254,601 10,134,234
Atlas Arteria Ltd. ......................... 1,527,406 5,271,206
AUB Group Ltd. .......................... 223,470 4,690,724
Aurizon Holdings Ltd. ...................... 1,681,982 4,302,467
Austal Ltd.
(a)
............................ 775,856 3,741,517
Bank of Queensland Ltd. .................... 728,082 3,429,166
Bapcor Ltd. ............................. 564,685 834,888
Beach Energy Ltd. ........................ 2,558,479 2,192,982
Bega Cheese Ltd. ........................ 700,427 2,964,732
Bellevue Gold Ltd.
(a)
....................... 3,183,959 3,733,737
Bendigo & Adelaide Bank Ltd. ................ 720,286 5,484,834
BHP Group Ltd. .......................... 6,762,654 232,921,724
BlueScope Steel Ltd. ...................... 591,867 12,352,892
Boss Energy Ltd.
(a)(b)
....................... 1,176,352 1,558,477
Brambles Ltd. ........................... 1,850,844 28,730,101
Breville Group Ltd.
(b)
....................... 227,108 5,060,624
BWP Property Group Ltd. ................... 1,253,514 3,256,891
Capricorn Metals Ltd.
(a)
..................... 748,959 7,015,059
CAR Group Ltd. .......................... 526,168 10,068,179
Centuria Capital Group ..................... 1,327,624 1,780,086
Challenger Ltd. .......................... 751,589 4,787,202
Champion Iron Ltd. ....................... 559,990 2,261,757
Charter Hall Group ........................ 709,857 11,304,625
Charter Hall Long Wale REIT ................. 1,312,007 3,548,652
Charter Hall Retail REIT .................... 1,078,811 2,937,736
Cleanaway Waste Management Ltd. ............ 2,800,865 4,800,806
Cochlear Ltd. ........................... 89,274 16,640,082
Codan Ltd. ............................. 253,464 6,674,168
Coles Group Ltd. ......................... 1,786,934 26,401,665
Collins Foods Ltd. ........................ 164,945 1,224,035
Commonwealth Bank of Australia .............. 2,230,245 230,876,846
Computershare Ltd. ....................... 722,399 16,406,085
Corporate Travel Management Ltd.
(c)
............ 214,153 2,140,580
Credit Corp. Group Ltd. ..................... 121,545 1,193,886
Cromwell Property Group ................... 2,317,956 660,971
CSL Ltd. ............................... 644,197 81,175,159
Deep Yellow Ltd.
(a)
........................ 1,905,142 3,720,323
Deterra Royalties Ltd. ...................... 1,104,059 3,223,800
Dexus ................................ 1,122,675 5,237,578
Domino's Pizza Enterprises Ltd.
(b)
.............. 107,502 1,702,833
Downer EDI Ltd. ......................... 807,770 4,504,632
Dyno Nobel Ltd. .......................... 2,511,487 6,116,702
Eagers Automotive Ltd. ..................... 303,065 5,625,988
Elders Ltd. ............................. 307,033 1,572,849
Emerald Resources NL
(a)
.................... 1,233,633 5,799,879
Endeavour Group Ltd.
(b)
.................... 1,720,205 4,419,115
Evolution Mining Ltd. ...................... 2,902,952 27,877,709
Flight Centre Travel Group Ltd.
(b)
.............. 270,110 3,029,358
Fortescue Ltd. ........................... 2,252,891 32,623,810
Genesis Minerals Ltd.
(a)
..................... 1,953,527 9,646,498
Security Shares Value
a
Australia (continued)
Goodman Group ......................... 2,734,532 $ 58,091,521
GPT Group (The) ......................... 2,544,706 9,349,280
GrainCorp Ltd., Class A .................... 344,359 1,726,767
Growthpoint Properties Australia Ltd. ............ 461,802 735,294
Harvey Norman Holdings Ltd. ................ 1,124,435 5,052,889
HUB24 Ltd. ............................. 142,642 9,994,365
IDP Education Ltd. ........................ 534,573 2,326,308
IGO Ltd.
(a)
.............................. 931,767 5,326,195
Iluka Resources Ltd. ....................... 601,953 2,206,088
Inghams Group Ltd. ....................... 696,025 1,209,761
Insignia Financial Ltd.
(a)
..................... 1,083,808 3,501,838
Insurance Australia Group Ltd. ................ 3,106,915 16,380,092
IPH Ltd. ............................... 783,757 2,033,696
IRESS Ltd. ............................. 306,517 1,725,694
JB Hi-Fi Ltd. ............................ 143,830 8,103,459
Lendlease Corp. Ltd. ...................... 956,502 3,200,947
Liontown Ltd.
(a)
.......................... 3,571,754 4,534,421
Lottery Corp. Ltd. (The) ..................... 2,898,088 10,324,217
Lovisa Holdings Ltd. ....................... 143,000 3,067,116
Lynas Rare Earths Ltd.
(a)
.................... 1,237,988 12,461,741
Macquarie Group Ltd. ...................... 496,965 72,934,451
Magellan Financial Group Ltd. ................ 308,293 1,863,748
McMillan Shakespeare Ltd. .................. 148,364 1,758,871
Medibank Pvt Ltd. ........................ 3,649,670 11,710,565
Megaport Ltd.
(a)
.......................... 364,663 2,912,018
Metcash Ltd. ............................ 1,206,045 2,780,439
Mineral Resources Ltd.
(a)
.................... 242,175 9,526,054
Mirvac Group ........................... 5,304,996 7,367,398
Monadelphous Group Ltd. ................... 274,831 5,913,332
Nanosonics Ltd.
(a)
........................ 409,020 1,104,431
National Australia Bank Ltd. .................. 4,076,932 122,468,620
National Storage REIT ..................... 3,096,416 5,933,796
Netwealth Group Ltd. ...................... 240,228 4,070,382
Neuren Pharmaceuticals Ltd.
(a)(b)
............... 267,797 3,100,831
New Hope Corp. Ltd. ...................... 850,981 2,668,416
NEXTDC Ltd.
(a)
.......................... 916,745 8,470,273
nib holdings Ltd. ......................... 798,938 3,726,425
Nickel Industries Ltd. ...................... 3,469,724 2,196,560
Nine Entertainment Co. Holdings Ltd. ........... 2,732,643 2,167,017
Northern Star Resources Ltd. ................. 1,832,501 33,687,414
NRW Holdings Ltd. ....................... 903,105 3,258,604
Nufarm Ltd.
(a)
........................... 538,351 879,103
Orica Ltd. .............................. 612,440 10,910,129
Origin Energy Ltd. ........................ 2,375,569 19,482,783
Orora Ltd. .............................. 1,837,304 2,608,981
Paladin Energy Ltd.
(a)
...................... 643,961 6,037,681
Perpetual Ltd. ........................... 156,563 1,960,527
Perseus Mining Ltd. ....................... 1,943,073 7,483,734
PEXA Group Ltd.
(a)
........................ 215,204 2,057,565
Pinnacle Investment Management Group Ltd. ...... 403,845 4,736,019
PLS Group Ltd.
(a)(b)
........................ 4,492,822 13,182,747
Polynovo Ltd.
(a)(b)
......................... 1,585,457 1,113,830
Premier Investments Ltd. ................... 204,349 1,892,759
Pro Medicus Ltd. ......................... 82,339 10,526,487
Qantas Airways Ltd. ....................... 1,093,101 7,642,559
QBE Insurance Group Ltd. .................. 2,006,970 27,507,077
Qube Holdings Ltd. ....................... 2,059,721 6,812,665
Ramelius Resources Ltd. ................... 2,743,368 8,449,065
Ramsay Health Care Ltd. ................... 237,752 5,997,482
REA Group Ltd. .......................... 73,560 9,671,949
Reece Ltd.
(b)
............................ 298,690 3,057,377
Region Group ........................... 1,849,922 2,967,172
Regis Resources Ltd. ...................... 1,219,600 6,356,865
Reliance Worldwide Corp. Ltd. ................ 1,671,341 4,343,082

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
59
Schedule of Investments
Security Shares Value
a
Australia (continued)
Rio Tinto Ltd. ........................... 496,269 $ 51,703,667
Sandfire Resources Ltd.
(a)
................... 695,750 9,440,654
Santos Ltd. ............................. 4,361,753 21,271,172
Scentre Group ........................... 7,088,143 20,087,579
SEEK Ltd. ............................. 486,207 7,061,900
SGH Ltd. .............................. 262,527 8,413,484
Sigma Healthcare Ltd. ..................... 7,220,391 15,472,157
Sims Ltd. .............................. 286,904 4,016,991
SmartGroup Corp. Ltd. ..................... 237,345 1,391,966
Sonic Healthcare Ltd. ...................... 602,525 9,635,470
South32 Ltd. ............................ 6,104,983 19,339,778
Steadfast Group Ltd. ...................... 1,474,040 5,338,223
Stockland .............................. 3,247,681 12,151,543
Suncorp Group Ltd. ....................... 1,424,052 16,763,845
Super Retail Group Ltd. .................... 286,050 2,918,928
Tabcorp Holdings Ltd. ...................... 3,646,655 2,238,604
Technology One Ltd. ...................... 392,055 6,844,808
Telix Pharmaceuticals Ltd.
(a)(b)
................ 402,713 2,938,331
Telstra Group Ltd. ........................ 5,345,748 18,161,085
Transurban Group ........................ 4,285,234 41,450,090
Treasury Wine Estates Ltd. .................. 1,085,531 4,045,108
Vault Minerals Ltd.
(a)
....................... 1,664,120 6,368,209
Ventia Services Group Pty Ltd. ................ 1,117,248 4,474,535
Vicinity Ltd. ............................. 4,794,381 8,179,443
Viva Energy Group Ltd.
(d)
................... 1,615,790 2,022,716
Washington H Soul Pattinson & Co. Ltd. ......... 499,605 13,376,232
Waypoint REIT Ltd. ....................... 1,557,647 2,655,092
WEB Travel Group Ltd.
(a)
.................... 759,275 2,429,656
Wesfarmers Ltd. ......................... 1,507,718 86,975,097
Westgold Resources Ltd. ................... 1,261,259 6,018,347
Westpac Banking Corp. .................... 4,532,347 121,780,059
Whitehaven Coal Ltd. ...................... 1,123,081 6,861,629
WiseTech Global Ltd. ...................... 276,893 11,094,167
Woodside Energy Group Ltd. ................. 2,536,514 44,785,945
Woolworths Group Ltd. ..................... 1,612,749 34,610,210
Worley Ltd. ............................. 559,716 5,206,208
Xero Ltd.
(a)
............................. 238,274 15,528,618
Yancoal Australia Ltd.
(b)
..................... 618,107 2,474,196
Zip Co. Ltd.
(a)
........................... 2,055,861 3,792,763
2,349,564,884
a
Austria  — 0.3%
ANDRITZ AG ........................... 80,210 6,940,120
BAWAG Group AG
(a)(d)
..................... 118,155 19,220,962
CA Immobilien Anlagen AG .................. 81,659 2,436,688
CPI Europe AG
(a)
......................... 92,921 1,714,025
DO & CO AG ........................... 14,027 3,278,824
Erste Group Bank AG ...................... 421,643 54,817,343
EVN AG ............................... 65,453 2,205,417
Lenzing AG
(a)(b)
.......................... 32,951 994,793
Oesterreichische Post AG ................... 62,931 2,454,246
OMV AG .............................. 161,919 9,619,240
Raiffeisen Bank International AG .............. 160,140 8,071,930
UNIQA Insurance Group AG ................. 263,721 4,888,585
Verbund AG ............................ 78,740 5,777,586
Vienna Insurance Group AG Wiener Versicherung
Gruppe .............................. 57,878 4,549,442
voestalpine AG .......................... 124,992 5,935,305
Wienerberger AG ......................... 133,146 4,401,077
137,305,583
a
Belgium  — 0.7%
Ackermans & van Haaren N.V. ................ 28,847 8,534,909
Aedifica SA ............................. 57,380 5,052,770
Ageas SA/N.V. .......................... 185,938 13,207,245
Security Shares Value
a
Belgium (continued)
Anheuser-Busch InBev SA/N.V. ............... 1,302,023 $ 93,723,533
Argenx SE
(a)
............................ 83,076 69,864,470
Azelis Group N.V. ........................ 211,534 2,094,727
Barco N.V. ............................. 152,605 2,094,944
Bekaert SA ............................. 77,569 3,805,293
CMB Tech N.V. .......................... 210,060 2,768,821
Cofinimmo SA ........................... 50,857 5,288,122
Colruyt Group N.V. ........................ 65,501 2,512,482
Deme Group N.V. ........................ 18,314 3,650,707
D'ieteren Group .......................... 32,385 7,376,604
Elia Group SA/N.V. ........................ 62,422 9,037,498
Fagron ................................ 101,426 2,666,422
Financiere de Tubize SA .................... 26,627 6,792,218
Galapagos N.V.
(a)(b)
........................ 61,964 2,096,441
Groupe Bruxelles Lambert N.V. ............... 89,056 8,426,700
KBC Ancora ............................ 78,160 7,182,701
KBC Group N.V. ......................... 310,388 43,738,484
Kinepolis Group N.V. ...................... 31,013 982,245
Lotus Bakeries N.V. ....................... 497 5,859,454
Melexis N.V. ............................ 36,717 2,775,723
Montea N.V. ............................ 39,598 3,354,007
Ontex Group N.V.
(a)(b)
...................... 92,832 539,911
Proximus SADP .......................... 240,848 2,197,468
Sofina SA .............................. 19,603 5,712,538
Solvay SA, Class A ....................... 87,777 2,584,170
Syensqo SA ............................ 94,573 7,959,618
Tessenderlo Group SA ..................... 53,389 1,731,760
UCB SA ............................... 170,361 51,913,332
Umicore SA ............................ 258,354 6,141,663
Vastned N.V.
(a)
........................... 33,561 1,193,446
VGP N.V. .............................. 31,642 3,880,397
Warehouses De Pauw CVA .................. 235,735 6,679,701
Xior Student Housing N.V. ................... 82,336 2,740,214
406,160,738
a
Brazil  — 1.1%
Allos SA ............................... 974,621 5,722,443
Ambev SA ............................. 5,835,411 16,465,888
Auren Energia SA, Class ON ................. 824,775 1,764,660
Axia Energia ............................ 1,626,514 16,803,680
Azzas 2154 SA .......................... 255,357 1,297,467
B3 SA - Brasil Bolsa Balcao .................. 7,117,217 21,840,873
Banco Bradesco SA ....................... 1,745,799 6,077,248
Banco BTG Pactual SA ..................... 1,640,750 18,690,411
Banco do Brasil SA ....................... 1,973,881 9,459,176
BB Seguridade Participacoes SA .............. 798,342 5,659,805
Brava Energia
(a)
.......................... 610,202 2,191,405
Caixa Seguridade Participacoes SA ............ 799,235 2,628,808
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 636,283 17,073,941
Cia de Saneamento de Minas Gerais Copasa MG ... 331,115 3,218,191
Cia De Sanena Do Parana .................. 453,696 4,024,232
Cia Paranaense de Energia - Copel ............ 2,085,171 5,222,090
Cia Siderurgica Nacional SA
(a)
................ 872,485 1,669,455
Cosan SA
(a)
............................. 1,560,901 1,749,906
CPFL Energia SA ......................... 300,600 2,939,314
Cyrela Brazil Realty SA Empreendimentos e
Participacoes .......................... 614,423 3,490,808
Dexco SA .............................. 690,908 752,250
EcoRodovias Infraestrutura e Logistica SA ........ 484,504 1,088,183
Embraer SA ............................ 930,156 17,135,267
Energisa SA ............................ 601,492 5,830,052
Eneva SA
(a)
............................. 1,775,373 7,124,769
Engie Brasil Energia SA .................... 404,126 2,516,405
Equatorial SA ........................... 1,548,854 12,042,963

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
60
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Brazil (continued)
Fleury SA .............................. 482,246 $ 1,522,955
GPS Participacoes e Empreendimentos SA
(d)
...... 789,588 2,811,625
Grendene SA ........................... 430,110 405,367
Hapvida Participacoes e Investimentos SA
(a)(d)
..... 457,830 1,130,928
Hypera SA ............................. 559,152 2,678,490
Iguatemi SA ............................ 687,252 3,721,758
Inter & Co., Inc., Class A .................... 322,955 3,013,170
IRB-Brasil Resseguros SA
(a)
................. 138,707 1,524,716
JBS N.V., Class A
(a)
....................... 494,567 7,789,430
Klabin SA .............................. 1,058,390 3,853,262
Localiza Rent a Car SA ..................... 1,188,482 10,927,869
Lojas Renner SA ......................... 1,430,980 4,059,576
M Dias Branco SA ........................ 228,149 1,076,422
Magazine Luiza SA ....................... 477,659 888,562
MBRF Global Foods Co. SA ................. 1,195,760 4,242,048
Minerva SA ............................. 1,323,781 1,557,020
Motiva Infraestrutura de Mobilidade SA .......... 1,882,463 5,994,980
MRV Engenharia e Participacoes SA
(a)
.......... 505,866 775,705
Multiplan Empreendimentos Imobiliarios SA ....... 587,863 3,679,485
Natura Cosmeticos SA
(a)
.................... 1,239,584 2,065,679
NU Holdings Ltd., Class A
(a)
.................. 4,590,903 81,488,528
Odontoprev SA .......................... 406,978 869,210
Pagseguro Digital Ltd., Class A ............... 293,989 3,307,376
Petroleo Brasileiro SA - Petrobras .............. 5,063,909 38,863,956
PRIO SA
(a)
............................. 1,037,107 10,048,375
Raia Drogasil SA ......................... 1,568,260 7,300,816
Rede D'Or Sao Luiz SA
(d)
................... 998,769 8,044,809
Rumo SA .............................. 1,677,020 4,703,399
Sao Martinho SA ......................... 329,524 956,122
Sendas Distribuidora SA .................... 1,954,210 3,182,287
SLC Agricola SA ......................... 562,274 1,714,788
Smartfit Escola de Ginastica e Danca SA ......... 701,250 2,950,107
Smartfit Escola de Ginastica e Danca SA
(a)
........ 22,226 94,939
StoneCo Ltd., Class A
(a)(b)
................... 327,848 5,291,467
Suzano SA ............................. 753,437 7,062,286
Telefonica Brasil SA ....................... 1,028,952 7,308,389
TIM SA ............................... 1,411,048 6,574,300
TOTVS SA ............................. 648,590 5,492,880
Transmissora Alianca de Energia Eletrica SA ...... 473,024 3,741,768
Ultrapar Participacoes SA ................... 1,224,036 5,903,004
Vale SA ............................... 4,749,512 76,096,879
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA ....................... 652,450 494,661
Vibra Energia SA ......................... 1,485,682 8,118,990
WEG SA .............................. 2,224,868 21,865,027
XP, Inc., Class A ......................... 554,161 10,811,681
580,484,781
a
Canada  — 8.0%
Advantage Energy Ltd.
(a)
.................... 384,760 3,111,084
Aecon Group, Inc. ........................ 130,241 3,376,424
Agnico Eagle Mines Ltd. .................... 673,191 127,968,831
Air Canada
(a)
............................ 235,317 3,257,611
Alamos Gold, Inc., Class A .................. 576,722 21,372,153
Algonquin Power & Utilities Corp. .............. 886,656 5,821,397
Alimentation Couche-Tard, Inc. ................ 979,780 50,973,169
Allied Properties REIT
(b)
.................... 196,092 2,023,349
AltaGas Ltd. ............................ 373,129 11,254,293
Altus Group Ltd.
(b)
........................ 73,214 2,484,109
ARC Resources Ltd. ....................... 709,865 13,173,935
Aris Mining Corp.
(a)
........................ 243,009 4,204,672
Aritzia, Inc.
(a)
............................ 131,431 10,359,850
Atco Ltd., Class I, NVS ..................... 55,430 2,406,655
Athabasca Oil Corp.
(a)
...................... 994,426 5,835,173
AtkinsRealis Group, Inc. .................... 210,050 14,741,217
Security Shares Value
a
Canada (continued)
ATS Corp
(a)
............................. 160,948 $ 4,574,368
Aya Gold & Silver, Inc.
(a)(b)
................... 241,707 3,922,979
B2Gold Corp ............................ 1,494,822 7,278,427
Badger Infrastructure Solutions Ltd. ............ 77,941 4,406,916
Bank of Montreal ......................... 943,488 128,442,970
Bank of Nova Scotia (The) ................... 1,633,299 122,109,087
Barrick Mining Corp. ....................... 2,270,623 103,788,474
Bausch Health Companies, Inc.
(a)
.............. 378,580 2,171,417
Baytex Energy Corp. ...................... 1,054,566 3,640,040
BCE, Inc. .............................. 60,240 1,557,264
Birchcliff Energy Ltd. ...................... 460,957 2,478,027
Bitfarms Ltd.
(a)(b)
.......................... 1,178,032 2,733,875
BlackBerry Ltd.
(a)(b)
........................ 830,971 2,959,798
Boardwalk Real Estate Investment Trust ......... 88,018 4,450,512
Bombardier, Inc., Class B
(a)
.................. 122,937 21,001,267
Boralex, Inc., Class A
(b)
..................... 144,925 2,687,443
BOYD GROUP, INC. ...................... 34,179 5,601,827
Brookfield Asset Management Ltd., Class A ....... 567,955 28,217,351
Brookfield Corp., Class A .................... 2,751,426 125,422,107
Brookfield Infrastructure Corp. ................ 196,316 9,388,681
Brookfield Renewable Corp. ................. 186,594 7,771,267
Brookfield Wealth Solutions Ltd.
(a)(b)
............. 77,224 3,523,613
BRP, Inc. .............................. 56,326 4,251,183
CAE, Inc.
(a)
............................. 428,528 13,734,045
Cameco Corp. ........................... 589,853 72,953,508
Canada Goose Holdings, Inc.
(a)
............... 94,516 1,146,700
Canadian Apartment Properties REIT ........... 154,363 4,371,342
Canadian Imperial Bank of Commerce .......... 1,229,603 113,636,574
Canadian National Railway Co. ............... 678,494 65,270,759
Canadian Natural Resources Ltd. .............. 2,702,372 100,481,838
Canadian Pacific Kansas City Ltd. ............. 1,200,235 89,221,009
Canadian Tire Corp. Ltd., Class A, NVS .......... 57,952 7,129,673
Canadian Utilities Ltd., Class A, NVS ............ 109,794 3,553,499
Canfor Corp.
(a)
........................... 145,212 1,529,277
Capital Power Corp. ....................... 221,321 9,711,695
Capstone Copper Corp.
(a)
................... 1,148,439 12,727,165
Cardinal Energy Ltd.
(b)
..................... 172,983 1,126,838
Cascades, Inc. .......................... 81,816 768,499
CCL Industries, Inc., Class B, NVS ............. 197,678 11,913,088
Celestica, Inc.
(a)
.......................... 155,421 43,674,026
Cenovus Energy, Inc. ...................... 1,898,375 37,461,415
Centerra Gold, Inc. ........................ 346,450 5,803,639
CES Energy Solutions Corp. ................. 391,592 4,083,727
CGI, Inc. .............................. 247,664 21,226,004
Choice Properties REIT .................... 379,362 4,245,935
Cogeco Communications, Inc. ................ 36,847 1,775,984
Colliers International Group, Inc. ............... 56,820 7,764,058
Constellation Software, Inc. .................. 27,719 51,156,125
Cronos Group, Inc.
(a)(b)
..................... 386,122 964,135
Definity Financial Corp. ..................... 113,139 5,537,093
Denison Mines Corp.
(a)
..................... 1,718,251 6,788,962
Descartes Systems Group, Inc. (The)
(a)
.......... 117,091 8,744,526
Discovery Silver Corp.
(a)(b)
................... 856,364 6,025,019
Dollarama, Inc. .......................... 368,594 49,672,823
DPM Metals, Inc. ......................... 266,658 9,304,095
Dream Industrial Real Estate Investment Trust ..... 357,167 3,373,237
Eldorado Gold Corp.
(a)
..................... 277,845 11,920,615
Element Fleet Management Corp. ............. 556,414 14,097,810
Emera, Inc. ............................. 398,398 19,746,544
Empire Co. Ltd., Class A, NVS ................ 162,883 5,320,777
Enbridge, Inc. ........................... 2,862,386 139,729,591
Endeavour Silver Corp.
(a)
.................... 466,368 5,089,581
Enerflex Ltd. ............................ 262,235 4,812,729
Energy Fuels, Inc.
(a)(b)
...................... 368,398 8,238,328

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
61
Schedule of Investments
Security Shares Value
a
Canada (continued)
Enghouse Systems Ltd. .................... 70,463 $ 968,210
EQB, Inc.
(b)
............................. 54,736 4,268,656
Equinox Gold Corp.
(a)
...................... 1,035,835 14,818,834
ERO Copper Corp.
(a)(b)
..................... 165,941 5,566,911
Extendicare, Inc. ......................... 242,233 4,125,424
Fairfax Financial Holdings Ltd. ................ 27,642 45,617,572
Finning International, Inc. ................... 186,482 11,694,413
First Capital Real Estate Investment Trust ........ 323,029 4,694,851
First Majestic Silver Corp. ................... 660,164 13,744,831
First Quantum Minerals Ltd.
(a)
................ 967,260 27,341,708
FirstService Corp. ........................ 54,014 8,368,372
Fortis, Inc. ............................. 644,988 34,389,255
Fortuna Mining Corp.
(a)
..................... 484,857 4,742,992
Franco-Nevada Corp. ...................... 252,369 59,075,456
Freehold Royalties Ltd. ..................... 433,152 5,210,612
G Mining Ventures Corp.
(a)(b)
.................. 246,016 7,799,736
George Weston Ltd. ....................... 208,525 14,543,840
GFL Environmental, Inc. .................... 329,714 14,162,943
Gibson Energy, Inc. ....................... 196,331 3,865,629
Gildan Activewear, Inc.
(b)
.................... 218,655 14,206,593
goeasy Ltd.
(b)
........................... 26,883 2,470,239
Granite Real Estate Investment Trust ........... 83,498 5,387,067
Great-West Lifeco, Inc. ..................... 342,700 16,042,080
H&R Real Estate Investment Trust ............. 310,363 2,450,264
Hammond Power Solutions, Inc.
(b)
............. 19,963 2,632,509
Headwater Exploration, Inc. .................. 393,871 3,181,861
Hudbay Minerals, Inc. ...................... 555,829 13,164,532
Hydro One Ltd.
(d)
......................... 401,590 15,876,025
iA Financial Corp., Inc. ..................... 123,590 15,185,872
IAMGOLD Corp.
(a)
........................ 781,122 14,175,100
IGM Financial, Inc. ........................ 79,683 3,854,090
Imperial Oil Ltd. .......................... 227,577 22,992,522
Intact Financial Corp. ...................... 233,095 42,438,645
InterRent REIT .......................... 237,106 2,321,171
Ivanhoe Mines Ltd., Class A
(a)(b)
............... 1,135,621 14,361,542
Jamieson Wellness, Inc.
(d)
................... 56,022 1,425,596
K92 Mining, Inc.
(a)
........................ 321,382 6,032,772
Keyera Corp. ........................... 318,141 10,773,313
Killam Apartment REIT
(b)
.................... 172,357 2,220,205
Kinaxis, Inc.
(a)
........................... 39,766 4,015,588
Kinross Gold Corp. ........................ 1,674,399 52,728,843
Labrador Iron Ore Royalty Corp. ............... 131,315 2,846,854
Laurentian Bank of Canada .................. 88,956 2,613,182
Lightspeed Commerce, Inc.
(a)
................. 219,782 2,372,706
Linamar Corp. ........................... 68,265 4,327,569
Lithium Americas Corp.
(a)(b)
.................. 558,361 2,714,611
Loblaw Companies Ltd. .................... 817,627 36,790,663
Lundin Gold, Inc.
(b)
........................ 147,534 11,060,310
Lundin Mining Corp. ....................... 969,557 24,458,769
Magna International, Inc. .................... 359,007 18,353,084
Manulife Financial Corp. .................... 2,208,139 84,115,720
Maple Leaf Foods, Inc. ..................... 127,918 2,370,191
MDA Space Ltd.
(a)
........................ 185,379 5,231,972
Methanex Corp. .......................... 105,517 5,034,656
Metro, Inc., Class A ....................... 280,444 18,616,629
MTY Food Group, Inc.
(b)
.................... 39,808 1,239,861
Mullen Group Ltd. ........................ 364,060 4,299,258
National Bank of Canada ................... 529,268 63,065,937
New Gold, Inc.
(a)
......................... 1,134,006 11,392,944
NexGen Energy Ltd.
(a)(b)
.................... 964,355 12,110,653
NFI Group, Inc.
(a)
......................... 128,109 1,556,143
NGEx Minerals Ltd.
(a)
...................... 289,783 5,992,942
North West Co., Inc. (The)
(b)
.................. 100,559 3,589,889
Northland Power, Inc. ...................... 341,353 4,705,465
Security Shares Value
a
Canada (continued)
Novagold Resources, Inc.
(a)
.................. 479,476 $ 4,179,767
Nutrien Ltd. ............................. 634,463 43,682,963
NuVista Energy Ltd.
(a)
...................... 314,545 4,305,893
OceanaGold Corp. ........................ 348,381 11,288,194
Onex Corp. ............................. 77,877 6,635,545
Open Text Corp. ......................... 332,994 8,505,513
OR Royalties, Inc. ........................ 294,647 11,617,962
Orla Mining Ltd. .......................... 416,252 6,279,012
Pan American Silver Corp. ................... 583,322 31,782,513
Paramount Resources Ltd., Class A ............ 143,441 2,705,221
Parex Resources, Inc. ..................... 155,781 2,311,002
Pason Systems, Inc. ....................... 195,352 1,731,648
Pembina Pipeline Corp. .................... 739,329 30,720,989
Peyto Exploration & Development Corp. ......... 322,610 5,814,159
Poseidon Concepts Corp.
(a)(c)
................. 293 —
Power Corp. of Canada .................... 763,548 38,506,842
PrairieSky Royalty Ltd. ..................... 300,031 6,530,987
Precision Drilling Corp.
(a)(b)
................... 25,066 1,999,168
Premium Brands Holdings Corp.
(b)
............. 46,325 3,184,387
Primaris Real Estate Investment Trust ........... 76,771 933,103
Quebecor, Inc., Class B .................... 161,884 5,905,173
RB Global, Inc. .......................... 261,771 29,713,455
Restaurant Brands International, Inc. ............ 403,943 27,064,018
Richelieu Hardware Ltd. .................... 92,540 2,767,399
RioCan REIT ............................ 264,923 3,795,871
Rogers Communications, Inc., Class B, NVS ...... 474,858 17,925,092
Royal Bank of Canada ..................... 1,859,602 309,630,937
Russel Metals, Inc. ........................ 93,573 3,315,755
Saputo, Inc. ............................ 284,235 8,575,165
Seabridge Gold, Inc.
(a)
..................... 156,629 4,428,610
Secure Waste Infrastructure Corp. ............. 386,022 4,981,020
Shopify, Inc., Class A
(a)
..................... 1,637,005 214,800,928
Silvercorp Metals, Inc. ..................... 598,948 6,030,608
SmartCentres Real Estate Investment Trust
(b)
...... 223,401 4,378,932
South Bow Corp. ......................... 306,217 8,698,618
Spin Master Corp.
(d)
....................... 55,972 764,983
Sprott, Inc. ............................. 56,795 6,963,972
SSR Mining, Inc.
(a)
........................ 276,565 6,304,540
Stantec, Inc. ............................ 157,350 15,593,441
Stella-Jones, Inc. ......................... 79,080 5,302,393
StorageVault Canada, Inc. ................... 937,491 3,414,942
Sun Life Financial, Inc. ..................... 729,049 45,938,680
Suncor Energy, Inc. ....................... 1,599,746 84,554,562
SunOpta, Inc.
(a)
.......................... 107,699 491,968
Superior Plus Corp. ....................... 296,331 1,588,673
Tamarack Valley Energy Ltd. ................. 1,019,447 6,895,389
TC Energy Corp. ......................... 1,377,222 80,753,060
Teck Resources Ltd., Class B ................ 606,986 32,577,048
TELUS Corp. ........................... 526,559 7,347,425
TFI International, Inc. ...................... 102,733 11,040,223
Thomson Reuters Corp. .................... 203,850 22,523,580
TMX Group Ltd. .......................... 386,560 14,271,194
Topaz Energy Corp. ....................... 263,267 5,645,648
Torex Gold Resources, Inc. .................. 122,357 5,889,383
Toromont Industries Ltd. .................... 108,484 13,818,933
Toronto-Dominion Bank (The) ................ 2,242,448 209,579,505
Tourmaline Oil Corp. ....................... 448,644 21,232,049
TransAlta Corp. .......................... 420,444 5,372,692
Transcontinental, Inc., Class A
(b)
............... 196,599 3,335,245
Triple Flag Precious Metals Corp. .............. 96,469 3,252,592
Trisura Group Ltd.
(a)
....................... 87,927 2,681,752
Vermilion Energy, Inc. ...................... 303,163 2,929,993
Wesdome Gold Mines Ltd.
(a)
................. 242,245 3,965,513
West Fraser Timber Co. Ltd. ................. 54,986 3,755,112

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
62
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Canada (continued)
Westshore Terminals Investment Corp.
(b)
......... 74,517 $ 1,588,682
Wheaton Precious Metals Corp. ............... 602,388 79,361,351
Whitecap Resources, Inc. ................... 1,727,475 15,756,795
Winpak Ltd. ............................ 67,836 2,142,714
WSP Global, Inc. ......................... 170,155 32,893,842
4,386,626,107
a
Cayman Islands  — 0.0%
Polaris Group
(a)
.......................... 510,813 503,195
a
Chile  — 0.2%
Aguas Andinas SA, Class A .................. 4,995,732 2,201,065
Banco de Chile .......................... 56,129,528 12,371,453
Banco de Credito e Inversiones SA ............. 105,862 7,873,716
Banco Itau Chile SA ....................... 80,150 2,182,999
Banco Santander Chile ..................... 73,504,187 6,467,776
CAP SA
(a)
.............................. 122,273 1,154,460
Cencosud SA ........................... 1,653,380 5,534,413
Cia Cervecerias Unidas SA .................. 344,687 2,530,866
Colbun SA ............................. 12,935,855 2,143,565
Empresa Nacional de Telecomunicaciones SA ..... 291,861 1,566,469
Empresas CMPC SA ...................... 1,295,543 1,942,274
Empresas Copec SA ...................... 465,522 3,968,422
Enel Americas SA ........................ 22,324,485 2,107,954
Enel Chile SA ........................... 55,842,461 4,738,586
Engie Energia Chile SA ..................... 1,221,662 2,165,333
Falabella SA ............................ 904,841 7,024,755
Inversiones Aguas Metropolitanas SA ........... 1,023,015 1,298,920
Latam Airlines Group SA .................... 446,580,786 14,490,663
Parque Arauco SA ........................ 1,217,745 5,177,120
Plaza SA .............................. 1,023,102 4,449,135
Vina Concha y Toro SA ..................... 1,060,021 1,208,368
92,598,312
a
China  — 7.6%
37 Interactive Entertainment Network Technology
Group Co. Ltd., Class A ................... 755,900 2,877,054
3SBio, Inc.
(a)(d)
........................... 2,466,000 7,353,144
AAC Technologies Holdings, Inc. .............. 1,143,500 5,428,231
Advanced Micro-Fabrication Equipment, Inc. China,
Class A .............................. 70,400 3,503,710
AECC Aviation Power Co. Ltd., Class A .......... 252,600 1,681,197
Agricultural Bank of China Ltd., Class A .......... 6,721,300 6,489,018
Agricultural Bank of China Ltd., Class H .......... 37,019,000 25,880,607
Aier Eye Hospital Group Co. Ltd., Class A ........ 996,675 1,585,428
Air China Ltd., Class A
(a)
.................... 1,259,100 1,500,482
AK Medical Holdings Ltd.
(b)(d)
................. 1,234,000 921,635
Akeso, Inc.
(a)(b)(d)
.......................... 896,000 12,646,882
Alibaba Group Holding Ltd. .................. 22,942,072 488,059,861
Alibaba Health Information Technology Ltd.
(a)
...... 7,906,000 6,557,136
A-Living Smart City Services Co. Ltd., Class H
(b)(d)
... 844,500 253,369
Aluminum Corp. of China Ltd., Class A .......... 1,002,900 2,011,696
Aluminum Corp. of China Ltd., Class H .......... 5,012,000 8,751,305
Anhui Conch Cement Co. Ltd., Class A .......... 327,187 1,152,585
Anhui Conch Cement Co. Ltd., Class H .......... 1,800,000 5,708,372
Anhui Gujing Distillery Co. Ltd., Class A .......... 49,400 936,976
Anhui Gujing Distillery Co. Ltd., Class B .......... 196,244 2,045,528
ANTA Sports Products Ltd. .................. 1,678,800 16,771,093
Ascentage Pharma Group International
(a)(d)
........ 595,100 3,661,729
Autohome, Inc., ADR ...................... 112,709 2,484,106
AviChina Industry & Technology Co. Ltd., Class H ... 3,293,000 1,746,728
Baidu, Inc., Class A
(a)
...................... 2,984,906 57,213,330
Bank of Beijing Co. Ltd., Class A .............. 2,314,093 1,762,029
Bank of China Ltd., Class A .................. 3,192,000 2,461,259
Bank of China Ltd., Class H .................. 94,847,000 56,641,040
Security Shares Value
a
China (continued)
Bank of Communications Co. Ltd., Class A ........ 3,914,763 $ 3,721,309
Bank of Communications Co. Ltd., Class H ....... 10,738,000 9,224,919
Bank of Jiangsu Co. Ltd., Class A .............. 1,862,500 2,710,580
Bank of Nanjing Co. Ltd., Class A .............. 1,240,300 1,876,340
Bank of Ningbo Co. Ltd., Class A .............. 626,671 2,786,485
Bank of Shanghai Co. Ltd., Class A ............. 1,631,951 2,166,384
Baoshan Iron & Steel Co. Ltd., Class A .......... 3,070,476 3,207,931
Beijing Capital International Airport Co. Ltd., Class H
(a)(b)
3,570,000 1,213,915
Beijing Enterprises Holdings Ltd. .............. 775,500 3,512,990
Beijing Enterprises Water Group Ltd. ............ 7,510,000 2,585,402
Beijing Kingsoft Office Software, Inc., Class A ...... 67,800 3,276,073
Beijing New Building Materials PLC, Class A ...... 470,300 1,885,022
Beijing Tong Ren Tang Co. Ltd., Class A ......... 244,113 1,063,351
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd.,
Class A
(a)
............................. 378,960 2,288,904
Beijing-Shanghai High Speed Railway Co. Ltd., Class A 4,081,300 2,854,261
BeOne Medicines Ltd., Class H
(a)
.............. 1,190,579 31,399,050
Bilibili, Inc., Class Z
(a)
...................... 347,284 11,897,882
BOC Aviation Ltd.
(d)
....................... 288,000 2,983,578
BOE Technology Group Co. Ltd., Class A ......... 6,079,100 3,817,227
BOE Varitronix Ltd.
(b)
...................... 1,944,000 1,208,061
Bosideng International Holdings Ltd. ............ 5,420,000 3,307,806
Brilliance China Automotive Holdings Ltd.
(b)
....... 4,344,000 2,246,037
BYD Co. Ltd., Class A ...................... 467,500 6,103,849
BYD Co. Ltd., Class H ..................... 4,921,000 61,349,403
BYD Electronic International Co. Ltd. ............ 1,108,000 4,730,940
C&D International Investment Group Ltd. ......... 1,783,000 3,672,820
Cambricon Technologies Corp. Ltd., Class A
(a)
..... 36,000 6,503,667
CGN Mining Co. Ltd. ...................... 5,625,000 3,671,182
CGN New Energy Holdings Co. Ltd. ............ 2,778,000 935,564
CGN Power Co. Ltd., Class H
(d)
............... 15,535,000 6,477,707
Changchun High-Tech Industry Group Co. Ltd., Class A 99,200 1,366,635
China BlueChemical Ltd., Class H ............. 4,530,000 1,574,987
China CITIC Bank Corp. Ltd., Class H ........... 11,063,000 10,303,989
China CITIC Financial Asset Management Co. Ltd.,
Class H
(a)(d)
........................... 18,873,000 2,125,260
China Coal Energy Co. Ltd., Class H ............ 2,502,000 3,661,856
China Communications Services Corp. Ltd., Class H . 3,108,000 1,887,535
China Conch Venture Holdings Ltd. ............. 2,363,000 3,228,720
China Construction Bank Corp., Class A ......... 1,704,900 2,134,693
China Construction Bank Corp., Class H ......... 128,324,000 129,572,614
China CSSC Holdings Ltd., Class A ............ 924,800 4,455,987
China Datang Corp. Renewable Power Co. Ltd., Class
H .................................. 4,808,000 1,286,230
China East Education Holdings Ltd.
(d)
........... 954,000 696,996
China Eastern Airlines Corp. Ltd., Class A
(a)
....... 3,398,593 2,652,448
China Education Group Holdings Ltd. ........... 1,390,000 541,433
China Energy Engineering Corp. Ltd., Class A ..... 8,845,900 3,087,726
China Everbright Bank Co. Ltd., Class A ......... 3,987,900 1,901,291
China Everbright Environment Group Ltd. ........ 4,548,629 2,926,636
China Everbright Ltd. ...................... 1,604,000 2,011,749
China Feihe Ltd.
(b)(d)
....................... 5,338,000 2,651,558
China Galaxy Securities Co. Ltd., Class A ........ 858,300 1,851,082
China Galaxy Securities Co. Ltd., Class H ........ 4,880,000 6,562,119
China Gas Holdings Ltd. .................... 3,505,800 3,472,680
China Gold International Resources Corp. Ltd. ..... 318,300 8,059,664
China Hongqiao Group Ltd. .................. 3,811,000 17,430,261
China International Capital Corp. Ltd., Class A ..... 503,300 2,496,663
China International Capital Corp. Ltd., Class H
(d)
.... 2,133,200 5,781,355
China Jinmao Holdings Group Ltd. ............. 6,712,000 1,486,595
China Lesso Group Holdings Ltd. .............. 1,515,000 1,163,863
China Life Insurance Co. Ltd., Class A ........... 15,200 108,466
China Life Insurance Co. Ltd., Class H .......... 10,139,000 45,120,955
China Literature Ltd.
(a)(d)
.................... 634,200 2,902,802

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
63
Schedule of Investments
Security Shares Value
a
China (continued)
China Longyuan Power Group Corp. Ltd., Class H .. 3,659,000 $ 3,323,953
China Medical System Holdings Ltd.
(b)
........... 1,854,000 3,325,636
China Mengniu Dairy Co. Ltd. ................ 4,198,000 8,767,013
China Merchants Bank Co. Ltd., Class A ......... 1,650,331 9,163,455
China Merchants Bank Co. Ltd., Class H ......... 5,195,677 31,743,483
China Merchants Port Holdings Co. Ltd. ......... 1,576,000 3,171,856
China Merchants Securities Co. Ltd., Class A ...... 1,268,872 3,117,383
China Merchants Shekou Industrial Zone Holdings Co.
Ltd., Class A .......................... 893,582 1,356,380
China Minsheng Banking Corp. Ltd., Class A ...... 651,699 351,103
China Minsheng Banking Corp. Ltd., Class H ...... 9,801,500 4,876,962
China National Building Material Co. Ltd., Class H ... 4,922,000 3,540,386
China National Nuclear Power Co. Ltd., Class A .... 2,147,700 2,655,211
China Nonferrous Mining Corp. Ltd.
(b)
........... 3,189,000 6,320,800
China Northern Rare Earth Group High-Tech Co. Ltd.,
Class A .............................. 414,600 3,044,204
China Oilfield Services Ltd., Class H ............ 2,976,000 3,270,737
China Overseas Grand Oceans Group Ltd. ....... 2,132,000 721,397
China Overseas Land & Investment Ltd. ......... 3,955,500 7,089,102
China Overseas Property Holdings Ltd. .......... 2,010,000 1,119,031
China Pacific Insurance Group Co. Ltd., Class A .... 550,888 3,602,673
China Pacific Insurance Group Co. Ltd., Class H .... 3,667,800 18,474,108
China Petroleum & Chemical Corp., Class A ....... 2,603,748 2,436,612
China Petroleum & Chemical Corp., Class H ...... 30,354,200 20,889,909
China Power International Development Ltd. ...... 7,119,000 2,969,583
China Railway Group Ltd., Class A ............. 1,440,486 1,179,615
China Railway Group Ltd., Class H ............. 6,119,000 3,531,116
China Resources Beer Holdings Co. Ltd. ......... 2,138,000 7,152,509
China Resources Building Materials Technology
Holdings Ltd. .......................... 2,872,000 627,688
China Resources Gas Group Ltd. .............. 1,145,600 3,151,702
China Resources Land Ltd. .................. 4,275,666 16,744,303
China Resources Medical Holdings Co. Ltd.
(b)
...... 2,359,500 978,581
China Resources Mixc Lifestyle Services Ltd.
(d)
..... 905,800 5,356,870
China Resources Pharmaceutical Group Ltd.
(d)
..... 2,484,500 1,446,430
China Resources Power Holdings Co. Ltd.
(b)
....... 2,590,000 5,899,558
China Ruyi Holdings Ltd.
(a)(b)
................. 19,443,600 5,377,488
China Shenhua Energy Co. Ltd., Class A ......... 530,800 3,197,512
China Shenhua Energy Co. Ltd., Class H ......... 4,513,000 24,831,005
China Shineway Pharmaceutical Group Ltd. ....... 859,000 1,040,866
China Southern Airlines Co. Ltd., Class A
(a)
........ 2,231,800 2,308,828
China State Construction Engineering Corp. Ltd., Class
A .................................. 3,314,680 2,399,693
China State Construction International Holdings Ltd.
(b)
2,802,000 3,365,785
China Taiping Insurance Holdings Co. Ltd. ........ 1,735,968 5,688,476
China Three Gorges Renewables Group Co. Ltd., Class
A .................................. 4,143,500 2,447,053
China Tourism Group Duty Free Corp. Ltd., Class A .. 168,192 2,157,897
China Tower Corp. Ltd., Class H
(d)
.............. 5,881,900 8,462,740
China Traditional Chinese Medicine Holdings Co. Ltd. 4,054,000 1,069,048
China Travel International Investment Hong Kong Ltd.
(a)
(b)
.................................. 4,846,000 849,723
China United Network Communications Ltd., Class A . 2,596,300 1,905,909
China Vanke Co. Ltd., Class A
(a)
............... 705,292 494,589
China Vanke Co. Ltd., Class H
(a)(b)
.............. 2,842,500 1,381,215
China Water Affairs Group Ltd.
(b)
............... 1,792,000 1,236,952
China Yangtze Power Co. Ltd., Class A .......... 1,965,838 7,444,741
Chinasoft International Ltd.
(a)
................. 3,644,000 2,345,288
Chongqing Changan Automobile Co. Ltd., Class A ... 873,900 1,395,592
Chongqing Rural Commercial Bank Co. Ltd., Class H 4,602,000 3,434,372
Chongqing Zhifei Biological Products Co. Ltd., Class
A
(a)
................................. 246,900 616,245
Chow Tai Fook Jewellery Group Ltd. ............ 3,223,800 5,924,989
CIMC Enric Holdings Ltd. ................... 952,000 1,350,234
Security Shares Value
a
China (continued)
CITIC Ltd. .............................. 5,355,000 $ 8,558,254
CITIC Securities Co. Ltd., Class A .............. 977,925 3,941,737
CITIC Securities Co. Ltd., Class H ............. 2,216,425 8,294,522
CMOC Group Ltd., Class A .................. 1,536,600 5,289,847
CMOC Group Ltd., Class H .................. 4,962,000 13,946,019
COFCO Joycome Foods Ltd.
(a)(b)
............... 6,384,000 1,370,623
Contemporary Amperex Technology Co. Ltd., Class A 355,698 17,916,408
Contemporary Amperex Technology Co. Ltd., Class H
(b)
112,174 6,999,377
COSCO SHIPPING Holdings Co. Ltd., Class A ..... 1,038,399 2,147,186
COSCO SHIPPING Holdings Co. Ltd., Class H ..... 3,634,300 6,385,328
COSCO SHIPPING Ports Ltd. ................ 2,922,000 2,315,393
Country Garden Services Holdings Co. Ltd. ....... 2,701,000 2,233,397
CRRC Corp. Ltd., Class A ................... 2,381,100 2,158,019
CRRC Corp. Ltd., Class H ................... 5,762,000 4,280,396
CSC Financial Co. Ltd., Class A ............... 680,200 2,348,500
CSPC Pharmaceutical Group Ltd. .............. 10,815,440 13,267,687
Damai Entertainment Holdings Ltd.
(a)
............ 19,990,000 2,523,297
Daqin Railway Co. Ltd., Class A ............... 1,625,600 1,172,395
Daqo New Energy Corp., ADR
(a)(b)
.............. 76,471 1,890,363
Dongfeng Motor Group Co. Ltd., Class H
(a)
........ 3,002,000 3,470,493
Dongyue Group Ltd. ....................... 2,149,000 3,368,881
East Buy Holding Ltd.
(a)(d)
.................... 764,000 2,610,435
East Money Information Co. Ltd., Class A ......... 1,273,316 4,150,550
ENN Energy Holdings Ltd. ................... 1,060,800 9,132,152
Eoptolink Technology, Inc. Ltd., Class A .......... 97,480 5,855,097
Eve Energy Co. Ltd., Class A ................. 246,643 2,258,928
Far East Horizon Ltd. ...................... 2,825,000 2,825,910
Focus Media Information Technology Co. Ltd., Class A 2,552,900 2,640,844
Foshan Haitian Flavouring & Food Co. Ltd., Class A . 648,502 3,284,931
Fosun International Ltd. .................... 3,218,000 1,712,066
Founder Securities Co. Ltd., Class A ............ 2,852,900 3,221,168
Foxconn Industrial Internet Co. Ltd., Class A ....... 1,093,600 9,018,955
Fu Shou Yuan International Group Ltd.
(b)
......... 2,319,000 766,672
Fufeng Group Ltd. ........................ 2,354,000 2,547,267
Fuyao Glass Industry Group Co. Ltd., Class A ...... 224,800 1,993,324
Fuyao Glass Industry Group Co. Ltd., Class H
(d)
.... 853,600 7,316,642
Ganfeng Lithium Group Co. Ltd., Class A ......... 182,680 1,786,744
Ganfeng Lithium Group Co. Ltd., Class H
(b)(d)
...... 593,600 4,531,538
GCL Technology Holdings Ltd.
(a)
............... 32,117,000 4,443,460
GD Power Development Co. Ltd., Class A ........ 2,618,400 1,741,700
GDS Holdings Ltd., Class A
(a)
................. 1,568,388 8,732,934
Geely Automobile Holdings Ltd. ............... 8,267,000 17,017,559
Genertec Universal Medical Group Co. Ltd.
(d)
...... 2,245,000 1,764,292
Genscript Biotech Corp.
(a)
................... 1,932,000 3,171,379
GF Securities Co. Ltd., Class A ............... 718,800 2,319,991
GF Securities Co. Ltd., Class H
(b)
.............. 1,138,600 2,656,989
Giant Biogene Holding Co. Ltd.
(b)(d)
............. 548,400 2,333,583
GigaDevice Semiconductor, Inc., Class A ......... 89,180 4,014,793
GoerTek, Inc., Class A ..................... 416,900 1,558,213
Goldwind Science & Technology Co. Ltd., Class A ... 614,400 2,302,205
Great Wall Motor Co. Ltd., Class H ............. 3,490,500 5,920,191
Gree Electric Appliances, Inc. of Zhuhai, Class A .... 332,800 1,851,071
Greentown China Holdings Ltd.
(b)
.............. 1,272,500 1,821,308
Greentown Service Group Co. Ltd. ............. 1,724,000 1,002,393
Guangdong Haid Group Co. Ltd., Class A ........ 315,900 2,337,748
Guangdong Investment Ltd. .................. 4,368,000 4,129,675
Guangzhou Tinci Materials Technology Co. Ltd., Class
A .................................. 279,600 1,633,928
Guotai Haitong Securities Co. Ltd. ............. 1,134,993 3,230,573
Guotai Haitong Securities Co. Ltd., Class H
(d)
...... 2,735,712 5,822,860
Gushengtang Holdings Ltd.
(b)
................. 402,300 1,518,831
H World Group Ltd., ADR ................... 272,397 12,941,581
Haichang Ocean Park Holdings Ltd.
(a)(b)(d)
......... 14,019,000 933,189
Haidilao International Holding Ltd.
(d)
............ 2,204,000 4,493,575

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
64
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
China (continued)
Haier Smart Home Co. Ltd., Class A ............ 503,300 $ 1,815,541
Haier Smart Home Co. Ltd., Class H ............ 3,305,200 10,896,309
Haitian International Holdings Ltd. ............. 809,000 2,502,628
Hangzhou First Applied Material Co. Ltd., Class A ... 1,045,284 2,554,549
Hangzhou Tigermed Consulting Co. Ltd., Class A ... 174,800 1,582,314
Hansoh Pharmaceutical Group Co. Ltd.
(d)
......... 1,934,000 9,531,084
Harbin Electric Co. Ltd., Class H ............... 1,504,000 3,820,408
Hello Group, Inc., ADR ..................... 235,077 1,603,225
Henan Shuanghui Investment & Development Co. Ltd.,
Class A .............................. 620,041 2,287,289
Hengan International Group Co. Ltd. ............ 949,000 3,430,466
Hengli Petrochemical Co. Ltd., Class A .......... 1,133,600 4,248,386
Hithink RoyalFlush Information Network Co. Ltd., Class
A .................................. 57,000 2,857,544
Hopson Development Holdings Ltd.
(a)
........... 1,327,952 591,553
Horizon Robotics, Class B
(a)
.................. 6,981,000 7,330,789
Hua Hong Semiconductor Ltd., Class H
(a)(d)
........ 1,035,000 15,316,650
Huabao International Holdings Ltd. ............. 1,022,000 667,196
Huadong Medicine Co. Ltd., Class A ............ 454,800 2,356,771
Huaneng Power International, Inc., Class H ....... 5,746,000 4,189,427
Huatai Securities Co. Ltd., Class A ............. 588,200 1,938,403
Huatai Securities Co. Ltd., Class H
(d)
............ 1,790,400 4,268,783
Huaxia Bank Co. Ltd., Class A ................ 1,611,131 1,467,495
Hundsun Technologies, Inc., Class A ............ 681,248 3,036,025
HUTCHMED China Ltd.
(a)
................... 1,165,345 3,485,704
Hygeia Healthcare Holdings Co. Ltd.
(a)(b)(d)
........ 1,144,800 1,880,138
Hygon Information Technology Co. Ltd., Class A .... 199,979 7,559,009
IEIT Systems Co. Ltd., Class A ................ 360,900 3,246,795
Iflytek Co. Ltd., Class A ..................... 525,400 4,491,948
Imeik Technology Development Co. Ltd., Class A ... 48,720 977,967
Industrial & Commercial Bank of China Ltd., Class A . 5,048,541 5,256,457
Industrial & Commercial Bank of China Ltd., Class H . 85,550,000 70,963,421
Industrial Bank Co. Ltd., Class A ............... 1,304,098 3,503,550
INESA Intelligent Tech, Inc., Class B ............ 787,514 551,062
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A . 6,168,700 2,206,209
Inner Mongolia Yili Industrial Group Co. Ltd., Class A . 717,500 2,715,798
Inner Mongolia Yitai Coal Co. Ltd., Class B ....... 1,415,684 2,830,915
Innovent Biologics, Inc.
(a)(d)
................... 1,998,000 20,739,391
iQIYI, Inc., Class A, ADR
(a)(b)
.................. 675,213 1,404,443
J&T Global Express Ltd.
(a)(b)
.................. 3,560,200 4,634,763
JA Solar Technology Co. Ltd., Class A
(a)
.......... 358,876 582,812
JD Health International, Inc.
(a)(d)
............... 1,638,850 13,185,587
JD Logistics, Inc.
(a)(d)
....................... 3,012,500 4,305,298
JD.com, Inc., Class A ...................... 3,153,540 44,971,474
Jiangsu Eastern Shenghong Co. Ltd., Class A
(a)
.... 2,282,807 4,335,497
Jiangsu Expressway Co. Ltd., Class H .......... 1,860,000 2,452,350
Jiangsu Hengli Hydraulic Co. Ltd., Class A ........ 191,996 2,982,353
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A .. 526,859 4,399,055
Jiangsu King's Luck Brewery JSC Ltd., Class A ..... 568,100 2,732,957
Jiangsu Yanghe Distillery Co. Ltd., Class A ........ 145,500 1,156,621
Jiangxi Copper Co. Ltd., Class A .............. 232,700 2,085,834
Jiangxi Copper Co. Ltd., Class H .............. 1,521,000 9,086,726
JinkoSolar Holding Co. Ltd., ADR .............. 64,762 1,659,850
Jinxin Fertility Group Ltd.
(a)(b)(d)
................ 3,604,500 1,125,796
JOYY, Inc., ADR ......................... 55,026 3,540,923
Kanzhun Ltd., ADR ....................... 489,383 9,063,373
KE Holdings, Inc., Class A ................... 2,782,406 17,688,078
Keymed Biosciences, Inc.
(a)(d)
................. 443,000 3,151,479
Kingboard Holdings Ltd. .................... 977,500 3,961,185
Kingboard Laminates Holdings Ltd. ............. 1,923,000 3,610,541
Kingdee International Software Group Co. Ltd.
(a)(b)
... 4,097,000 6,767,085
Kingsoft Cloud Holdings Ltd.
(a)(b)
............... 4,136,730 3,675,052
Kingsoft Corp. Ltd. ........................ 1,312,200 5,034,179
Kuaishou Technology, Class B
(d)
............... 3,389,400 34,629,860
Security Shares Value
a
China (continued)
Kunlun Energy Co. Ltd. ..................... 4,620,000 $ 4,733,568
Kweichow Moutai Co. Ltd., Class A ............. 97,430 19,606,986
Laopu Gold Co. Ltd., Class H ................. 36,700 3,627,102
Lee & Man Paper Manufacturing Ltd. ........... 1,583,000 723,610
Legend Biotech Corp., ADR
(a)(b)
............... 97,196 1,700,930
Lenovo Group Ltd.
(b)
....................... 10,136,000 11,420,367
Li Auto, Inc., Class A
(a)
..................... 1,750,118 14,625,669
Li Ning Co. Ltd. .......................... 3,058,000 7,996,604
Lifetech Scientific Corp.
(a)
................... 8,296,000 1,943,049
Lingyi iTech Guangdong Co., Class A ........... 1,229,500 2,584,798
LK Technology Holdings Ltd.
(b)
................ 1,597,500 682,294
Longfor Group Holdings Ltd.
(b)(d)
............... 2,743,000 3,607,255
LONGi Green Energy Technology Co. Ltd., Class A
(a)
. 1,011,260 2,597,575
Lonking Holdings Ltd. ...................... 3,625,000 1,486,961
Lufax Holding Ltd., ADR
(a)
................... 251,219 668,243
Luxshare Precision Industry Co. Ltd., Class A ...... 608,231 4,502,588
Luye Pharma Group Ltd.
(a)(d)
.................. 3,069,000 1,090,184
Luzhou Laojiao Co. Ltd., Class A .............. 211,600 3,668,537
Mango Excellent Media Co. Ltd., Class A ......... 563,297 2,060,034
Maoyan Entertainment
(d)
.................... 2,104,000 1,974,145
Meitu, Inc.
(a)(d)
........................... 5,278,500 5,214,094
Meituan, Class B
(a)(d)
....................... 6,612,390 81,745,554
MH Development Ltd., NVS
(a)(c)
................ 264,000 —
Microport Scientific Corp.
(a)(b)
................. 1,753,000 2,640,728
Midea Group Co. Ltd., Class A ................ 336,600 3,752,856
Midea Group Co. Ltd., Class H ................ 471,900 5,172,236
Ming Yuan Cloud Group Holdings Ltd.
(a)
.......... 2,219,000 887,884
MINISO Group Holding Ltd. .................. 731,792 3,398,163
Minth Group Ltd. ......................... 1,060,000 4,990,426
MMG Ltd.
(a)
............................. 6,549,200 8,479,252
Montage Technology Co. Ltd., Class A ........... 206,082 5,369,791
Muyuan Foods Co. Ltd., Class A ............... 490,410 3,244,281
NARI Technology Co. Ltd., Class A ............. 809,033 2,921,287
NAURA Technology Group Co. Ltd., Class A ....... 81,135 5,530,351
NetDragon Websoft Holdings Ltd. .............. 629,000 809,007
NetEase Cloud Music, Inc.
(a)(b)(d)
............... 195,350 4,507,770
NetEase, Inc. ........................... 2,344,625 60,796,287
New China Life Insurance Co. Ltd., Class A ....... 151,201 1,806,578
New China Life Insurance Co. Ltd., Class H ....... 1,223,700 9,950,424
New Hope Liuhe Co. Ltd., Class A ............. 820,000 1,065,278
New Horizon Health Ltd.
(a)(c)(d)
................. 605,000 657,035
New Oriental Education & Technology Group, Inc. ... 1,738,750 10,601,372
Nexteer Automotive Group Ltd. ............... 1,630,000 1,390,553
Nine Dragons Paper Holdings Ltd.
(a)
............ 1,749,000 1,842,602
Ningbo Tuopu Group Co. Ltd., Class A .......... 290,870 3,013,238
Ningxia Baofeng Energy Group Co. Ltd., Class A ... 1,314,300 4,485,447
NIO, Inc., Class A
(a)(b)
...................... 2,553,659 12,174,284
Noah Holdings Ltd., ADR ................... 60,142 713,284
Nongfu Spring Co. Ltd., Class H
(d)
.............. 2,749,400 16,860,319
OmniVision Integrated Circuits Group, Inc. ........ 145,830 2,540,985
Orient Overseas International Ltd. ............. 305,000 4,996,867
PDD Holdings, Inc., ADR
(a)
.................. 947,756 95,770,744
People's Insurance Co. Group of China Ltd. (The),
Class H ............................. 13,013,000 11,315,202
PetroChina Co. Ltd., Class A ................. 1,750,600 2,775,292
PetroChina Co. Ltd., Class H ................. 28,156,000 33,448,174
PICC Property & Casualty Co. Ltd., Class H ....... 9,478,520 19,622,396
Ping An Bank Co. Ltd., Class A ................ 1,587,700 2,470,190
Ping An Healthcare and Technology Co. Ltd.
(a)(b)(d)
... 1,944,100 3,582,550
Ping An Insurance Group Co of China Ltd., Class A .. 828,163 7,935,610
Ping An Insurance Group Co of China Ltd., Class H .. 8,847,500 82,063,640
Poly Developments and Holdings Group Co. Ltd., Class
A .................................. 981,436 960,001
Poly Property Group Co. Ltd.
(b)
................ 3,035,000 913,873

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
65
Schedule of Investments
Security Shares Value
a
China (continued)
Pop Mart International Group Ltd.
(b)(d)
............ 748,200 $ 21,388,453
Postal Savings Bank of China Co. Ltd., Class A ..... 2,211,300 1,607,514
Postal Savings Bank of China Co. Ltd., Class H
(d)
... 11,836,000 7,717,100
Power Construction Corp. of China Ltd., Class A .... 1,419,000 1,153,946
Q Technology Group Co. Ltd. ................. 1,219,000 1,454,057
Qfin Holdings, Inc., ADR .................... 154,251 2,398,603
Qinghai Salt Lake Industry Co. Ltd., Class A
(a)
...... 1,050,300 4,946,904
Remegen Co. Ltd., Class H
(a)(d)
................ 251,000 2,704,258
RLX Technology, Inc., ADR .................. 776,968 1,794,796
Rongsheng Petrochemical Co. Ltd., Class A ....... 1,216,800 2,577,779
SAIC Motor Corp. Ltd., Class A ............... 855,652 1,736,703
Sailun Group Co. Ltd., Class A ................ 1,231,200 2,801,820
Sany Heavy Equipment International Holdings Co. Ltd. 2,174,000 3,339,893
Sany Heavy Industry Co. Ltd., Class A ........... 1,018,200 3,206,633
SDIC Power Holdings Co. Ltd., Class A .......... 929,300 1,702,247
Seazen Group Ltd.
(a)
....................... 3,074,000 1,026,182
Seres Group Co. Ltd., Class A ................ 172,800 2,587,805
SF Holding Co. Ltd., Class A ................. 453,200 2,441,329
Shaanxi Coal Industry Co. Ltd., Class A .......... 914,000 2,922,556
Shandong Gold Mining Co. Ltd., Class A ......... 144,728 1,077,074
Shandong Gold Mining Co. Ltd., Class H
(d)
........ 1,360,000 7,308,613
Shandong Weigao Group Medical Polymer Co. Ltd.,
Class H ............................. 4,341,200 2,779,538
Shanghai Baosight Software Co. Ltd., Class A ..... 287,224 942,006
Shanghai Industrial Holdings Ltd. .............. 668,000 1,280,454
Shanghai Pudong Development Bank Co. Ltd., Class A 2,172,599 3,132,278
Shanghai United Imaging Healthcare Co. Ltd., Class A 151,567 2,813,961
Shanxi Coking Coal Energy Group Co. Ltd., Class A . 2,216,800 2,326,806
Shanxi Lu'an Environmental Energy Development Co.
Ltd., Class A .......................... 391,900 767,410
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A 172,440 4,230,379
Shengyi Technology Co. Ltd., Class A ........... 439,800 4,338,973
Shennan Circuits Co. Ltd., Class A ............. 118,690 3,959,201
Shenwan Hongyuan Group Co. Ltd., Class A ...... 3,990,233 2,905,946
Shenzhen Inovance Technology Co. Ltd., Class A ... 238,250 2,557,567
Shenzhen International Holdings Ltd. ........... 2,273,500 2,619,405
Shenzhen Investment Ltd.
(a)(b)
................ 7,978,000 889,276
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.,
Class A .............................. 120,100 3,263,279
Shenzhen Transsion Holdings Co. Ltd., Class A .... 139,329 1,159,437
Shenzhou International Group Holdings Ltd. ....... 1,091,000 8,677,111
Shougang Fushan Resources Group Ltd. ......... 5,848,000 2,464,432
Shui On Land Ltd.
(b)
....................... 12,091,500 1,068,134
Sichuan Chuantou Energy Co. Ltd., Class A ....... 1,580,659 3,161,195
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.,
Class H
(a)
............................ 99,000 5,270,499
Sichuan Road and Bridge Group Co. Ltd., Class A ... 1,412,200 1,970,026
Sihuan Pharmaceutical Holdings Group Ltd. ....... 14,138,000 2,856,991
Sino Biopharmaceutical Ltd. ................. 13,947,000 11,834,111
Sinofert Holdings Ltd. ...................... 6,252,000 1,360,313
Sinopec Engineering Group Co. Ltd., Class H ...... 2,518,000 2,398,065
Sinopec Kantons Holdings Ltd.
(b)
.............. 2,400,000 1,332,204
Sinopharm Group Co. Ltd., Class H ............ 1,568,400 4,184,869
Sinotruk Hong Kong Ltd. .................... 906,000 4,160,514
Skyworth Group Ltd.
(a)
..................... 2,624,000 2,389,348
Smoore International Holdings Ltd.
(d)
............ 2,539,000 3,666,460
SooChow Securities Co. Ltd., Class A ........... 2,331,464 3,206,423
SSY Group Ltd. .......................... 2,424,000 918,083
Sunac China Holdings Ltd.
(a)(b)
................ 10,217,000 1,581,827
Sunac Services Holdings Ltd.
(d)
............... 1,560,000 287,284
Sungrow Power Supply Co. Ltd., Class A ......... 182,160 3,950,469
Sunny Optical Technology Group Co. Ltd. ........ 961,500 7,705,041
Suzhou TFC Optical Communication Co. Ltd., Class A 107,300 3,813,242
TAL Education Group, ADR
(a)
................. 590,796 7,503,109
Security Shares Value
a
China (continued)
TCL Technology Group Corp., Class A ........... 3,624,160 $ 2,529,295
TCL Zhonghuan Renewable Energy Technology Co.
Ltd., Class A
(a)
......................... 537,875 726,753
Tencent Holdings Ltd. ...................... 8,533,600 655,907,859
Tencent Music Entertainment Group, ADR ........ 769,674 12,915,130
Tianneng Power International Ltd. .............. 1,432,000 1,340,071
Tianqi Lithium Corp., Class A
(a)
................ 323,200 2,506,710
Tingyi Cayman Islands Holding Corp. ........... 2,864,000 4,340,764
Tong Ren Tang Technologies Co. Ltd., Class H
(b)
.... 1,590,000 875,259
Tongcheng Travel Holdings Ltd. ............... 1,834,400 5,456,424
Tongwei Co. Ltd., Class A
(a)
.................. 420,400 1,098,683
Topsports International Holdings Ltd.
(d)
........... 3,646,000 1,321,912
Towngas Smart Energy Co. Ltd.
(a)(b)
............. 2,091,000 981,525
TravelSky Technology Ltd., Class H ............ 1,629,000 2,215,510
Trina Solar Co. Ltd., Class A
(a)
................ 616,778 1,662,657
Trip.com Group Ltd. ....................... 839,588 51,530,228
Tsingtao Brewery Co. Ltd., Class H ............. 894,000 5,657,680
UBTech Robotics Corp. Ltd., Class H
(a)(b)
......... 268,500 4,792,789
Unigroup Guoxin Microelectronics Co. Ltd., Class A .. 213,717 2,570,593
Unisplendour Corp. Ltd., Class A .............. 738,540 2,652,452
United Energy Group Ltd.
(b)
.................. 19,366,000 1,594,821
Victory Giant Technology Huizhou Co. Ltd., Class A .. 69,300 2,610,223
Vipshop Holdings Ltd., ADR .................. 441,974 7,562,175
Vnet Group, Inc., ADR
(a)(b)
................... 191,342 2,014,831
Wanhua Chemical Group Co. Ltd., Class A ........ 271,687 3,434,251
Want Want China Holdings Ltd. ............... 6,183,000 3,728,996
Weibo Corp., Class A ...................... 117,468 1,254,325
Weichai Power Co. Ltd., Class A ............... 249,200 849,727
Weichai Power Co. Ltd., Class H .............. 2,561,000 8,680,837
Weimob, Inc.
(a)(b)(d)
........................ 6,888,000 2,129,242
Wens Foodstuff Group Co. Ltd., Class A ......... 903,457 2,024,830
West China Cement Ltd.
(b)
................... 5,004,000 2,404,198
Wharf Holdings Ltd. (The) ................... 1,170,000 3,780,136
Wingtech Technology Co. Ltd., Class A
(a)
......... 201,600 1,139,002
Wuliangye Yibin Co. Ltd., Class A .............. 310,774 4,683,324
WuXi AppTec Co. Ltd., Class A ................ 287,061 3,927,467
WuXi AppTec Co. Ltd., Class H
(b)(d)
............. 455,650 6,483,920
Wuxi Biologics Cayman, Inc.
(a)(d)
............... 4,699,000 22,237,309
WuXi XDC Cayman, Inc.
(a)
................... 493,500 3,964,833
XCMG Construction Machinery Co. Ltd., Class A .... 1,721,700 2,656,251
XD, Inc. ............................... 521,000 5,721,597
Xiaomi Corp., Class B
(a)(d)
................... 23,023,400 104,217,014
Xinyi Solar Holdings Ltd.
(b)
................... 6,173,600 2,668,487
XPeng, Inc., Class A
(a)
..................... 1,718,006 15,464,802
XtalPi Holdings Ltd.
(a)(b)
..................... 2,303,000 3,557,370
Xtep International Holdings Ltd. ............... 2,428,500 1,596,134
Yadea Group Holdings Ltd.
(d)
................. 1,728,000 2,441,513
Yankuang Energy Group Co. Ltd., Class A ........ 622,325 1,306,365
Yankuang Energy Group Co. Ltd., Class H ........ 4,374,100 6,372,762
Yihai International Holding Ltd.
(b)
............... 881,000 1,660,046
Yonyou Network Technology Co. Ltd., Class A
(a)
.... 911,000 1,982,240
Yuexiu Property Co. Ltd. .................... 2,055,616 1,197,563
Yuexiu Real Estate Investment Trust ............ 3,430,448 373,041
Yuexiu Transport Infrastructure Ltd. ............. 1,722,000 1,042,418
Yum China Holdings, Inc. ................... 497,658 24,744,848
Yunnan Baiyao Group Co. Ltd., Class A .......... 285,332 2,279,665
Zai Lab Ltd.
(a)
........................... 2,013,320 3,347,148
Zangge Mining Co. Ltd., Class A ............... 376,100 4,660,020
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd.,
Class A .............................. 81,100 1,868,881
Zhaojin Mining Industry Co. Ltd., Class H ......... 2,581,500 11,353,899
Zhejiang Expressway Co. Ltd., Class H .......... 3,400,320 3,207,890
Zhejiang Huayou Cobalt Co. Ltd., Class A ........ 447,340 4,584,779

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
66
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
China (continued)
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd.,
Class A .............................. 278,200 $ 1,782,108
Zhejiang Juhua Co. Ltd., Class A .............. 587,700 3,320,833
Zhejiang Leapmotor Technology Co. Ltd., Class H
(a)(d)
818,900 4,446,680
ZhongAn Online P&C Insurance Co. Ltd., Class H
(a)(d)
1,331,200 2,837,505
Zhongji Innolight Co. Ltd., Class A ............. 94,640 8,773,454
Zhongsheng Group Holdings Ltd.
(b)
............. 1,181,500 1,760,190
Zhuzhou CRRC Times Electric Co. Ltd., Class H .... 732,300 4,004,030
Zijin Mining Group Co. Ltd., Class A ............ 1,805,800 10,087,214
Zijin Mining Group Co. Ltd., Class H ............ 7,992,000 41,670,459
Zoomlion Heavy Industry Science and Technology Co.
Ltd., Class A .......................... 1,313,900 1,655,492
ZTE Corp., Class A ....................... 269,000 1,484,296
ZTE Corp., Class H
(b)
...................... 999,440 3,615,729
ZTO Express Cayman, Inc. .................. 555,396 12,263,221
4,148,473,362
a
Colombia  — 0.0%
Grupo Cibest SA ......................... 300,188 6,780,212
Interconexion Electrica SA ESP ............... 628,418 5,150,563
11,930,775
a
Czech Republic  — 0.0%
CEZ A.S. .............................. 219,499 12,621,157
Komercni Banka A.S. ...................... 118,944 7,207,653
Moneta Money Bank A.S.
(d)
.................. 341,020 3,422,596
23,251,406
a
Denmark  — 1.2%
AL Sydbank ............................ 81,965 7,423,110
ALK-Abello A.S., Class B
(a)
.................. 207,700 6,863,184
Alm Brand A.S. .......................... 1,733,576 4,801,464
Ambu A.S., Class B
(b)
...................... 238,268 3,231,081
AP Moller - Maersk A.S., Class A .............. 3,416 8,376,607
AP Moller - Maersk A.S., Class B, NVS
(b)
......... 5,748 14,213,221
Bavarian Nordic A.S.
(a)
..................... 117,950 3,593,852
Carlsberg A.S., Class B .................... 123,091 16,734,115
Chemometec A.S. ........................ 27,621 2,669,511
Coloplast A.S., Class B
(b)
.................... 158,036 13,471,772
D/S Norden A.S. ......................... 41,601 1,879,130
Danske Bank A.S. ........................ 863,250 43,980,887
Demant A.S.
(a)(b)
.......................... 116,281 4,070,228
Dfds A.S.
(a)
............................. 61,392 962,313
DSV A.S. .............................. 273,365 76,866,110
FLSmidth & Co. A.S., Class B ................ 57,320 4,913,398
Genmab A.S.
(a)
.......................... 82,382 26,838,859
GN Store Nord A.S.
(a)
...................... 201,808 3,542,503
H Lundbeck A.S., Class B ................... 432,687 2,900,885
ISS A.S. ............................... 192,288 7,292,463
Jyske Bank A.S., Registered ................. 51,502 7,494,905
Matas A.S.
(b)
............................ 111,431 1,707,572
Netcompany Group A.S.
(a)(b)(d)
................. 61,732 3,258,137
NKT A.S.
(a)
............................. 71,971 9,412,820
Novo Nordisk A.S., Class B .................. 4,302,035 255,451,489
Novonesis Novozymes B ................... 473,680 29,024,056
Orsted A.S.
(a)(d)
.......................... 689,278 15,505,487
Pandora A.S. ........................... 107,087 8,668,011
Per Aarsleff Holding A.S., Class B .............. 39,657 5,655,202
Ringkjoebing Landbobank A.S. ................ 35,512 8,952,142
ROCKWOOL A.S., Class B .................. 112,742 3,807,294
Royal Unibrew A.S. ....................... 68,132 6,419,030
Scandinavian Tobacco Group A.S., Class A
(d)
...... 97,756 1,520,320
Schouw & Co A.S. ........................ 25,248 2,664,388
TORM PLC, Class A ....................... 84,352 2,071,195
Tryg A.S. .............................. 357,316 8,683,853
Security Shares Value
a
Denmark (continued)
Vestas Wind Systems A.S. .................. 1,357,894 $ 41,159,646
Zealand Pharma A.S.
(a)
..................... 87,349 5,841,680
671,921,920
a
Egypt  — 0.0%
Commercial International Bank - Egypt (CIB) ...... 3,402,038 9,697,615
Eastern Co. SAE ......................... 1,786,720 1,439,123
EFG Holding S.A.E.
(a)
...................... 2,596,088 1,592,226
Talaat Moustafa Group ..................... 1,119,440 2,062,257
14,791,221
a
Finland  — 0.5%
Citycon OYJ
(a)
........................... 138,079 622,281
Elisa OYJ .............................. 183,530 8,118,452
Finnair OYJ
(a)
........................... 115,286 404,566
Fortum OYJ ............................ 529,131 12,499,310
Hiab OYJ, Class B ........................ 59,763 3,551,198
Huhtamaki OYJ .......................... 107,112 3,759,068
Kalmar OYJ, Class B ...................... 60,144 3,075,030
Kemira OYJ ............................ 191,542 4,505,231
Kesko OYJ, Class B ....................... 353,928 8,952,029
Kojamo OYJ
(a)
........................... 287,989 3,253,234
Kone OYJ, Class B ....................... 454,746 32,680,263
Konecranes OYJ ......................... 94,322 11,107,559
Mandatum OYJ .......................... 690,585 5,631,947
Metsa Board OYJ, Class B
(b)
................. 340,062 1,056,362
Metso OYJ ............................. 858,925 16,792,616
Neste OYJ ............................. 540,991 13,819,584
Nokia OYJ ............................. 7,078,251 45,590,369
Nokian Renkaat OYJ ...................... 247,664 3,177,365
Orion OYJ, Class B ....................... 155,049 12,822,250
Outokumpu OYJ ......................... 589,079 3,307,413
QT Group OYJ
(a)
......................... 32,087 1,008,974
Revenio Group OYJ ....................... 49,732 1,183,095
Sampo OYJ, Class A ...................... 3,078,240 34,329,464
Stora Enso OYJ, Class R ................... 738,860 8,505,747
TietoEVRY OYJ .......................... 106,783 2,318,018
Tokmanni Group Corp.
(b)
.................... 91,691 836,957
UPM-Kymmene OYJ ...................... 660,577 18,224,081
Valmet OYJ ............................ 201,910 6,918,758
Wartsila OYJ Abp ......................... 673,898 27,319,831
YIT OYJ
(a)
.............................. 310,357 1,135,550
296,506,602
a
France  — 5.7%
Accor SA .............................. 248,298 13,502,722
Aeroports de Paris SA ..................... 38,432 5,077,705
Air France-KLM, NVS
(a)(b)
.................... 210,839 2,704,665
Air Liquide SA ........................... 768,297 143,873,004
Airbus SE .............................. 792,843 181,521,190
Alstom SA
(a)
............................ 473,557 15,119,907
Alten SA ............................... 41,419 4,060,341
Amundi SA
(d)
............................ 63,710 5,664,400
APERAM SA ............................ 72,517 3,120,291
ArcelorMittal SA .......................... 617,498 33,535,092
Arkema SA ............................. 77,327 4,656,790
AXA SA ............................... 2,324,273 105,984,717
Beneteau SACA ......................... 64,517 606,761
BioMerieux ............................. 53,925 6,262,120
BNP Paribas SA ......................... 1,343,144 145,237,409
Bollore SE ............................. 824,689 4,701,900
Bouygues SA ........................... 255,963 13,835,771
Bureau Veritas SA ........................ 421,211 13,559,762
Canal+ SA
(a)
............................ 1,352,069 5,846,145
Capgemini SE ........................... 208,809 32,444,335

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
67
Schedule of Investments
Security Shares Value
a
France (continued)
Carrefour SA ............................ 715,083 $ 11,712,466
Cie de Saint-Gobain SA .................... 612,280 60,435,377
Cie Generale des Etablissements Michelin SCA .... 893,386 33,176,448
Coface SA ............................. 194,012 3,548,314
Covivio SA ............................. 66,122 4,224,264
Credit Agricole SA ........................ 1,385,107 29,996,463
Danone SA ............................. 867,998 68,016,220
Dassault Aviation SA ...................... 26,124 9,931,688
Dassault Systemes SE ..................... 871,794 23,978,518
Derichebourg SA ......................... 184,299 1,736,996
Edenred SE ............................ 336,864 7,055,885
Eiffage SA ............................. 94,175 13,966,840
Elior Group SA
(a)(d)
........................ 247,016 833,541
Elis SA ................................ 262,834 7,631,239
Emeis SA
(a)
............................. 136,687 2,207,393
Engie SA .............................. 2,431,053 72,582,507
Eramet SA
(b)
............................ 15,724 1,362,705
EssilorLuxottica SA ....................... 404,306 123,594,663
Eurazeo SE ............................ 55,329 3,323,557
Eurofins Scientific SE ...................... 162,329 13,131,275
Euronext N.V.
(d)
.......................... 109,644 15,356,052
Eutelsat Communications SACA
(a)(b)
............ 346,828 941,507
FDJ UNITED ............................ 124,048 3,283,043
Fnac Darty SA ........................... 31,133 1,310,749
Forvia SE
(a)
............................. 245,449 4,007,550
Gaztransport Et Technigaz SA ................ 51,925 11,187,157
Gecina SA ............................. 55,935 5,137,698
Getlink SE ............................. 403,265 7,982,387
Hermes International SCA ................... 42,102 101,297,319
ICADE
(a)
............................... 56,818 1,403,243
ID Logistics Group SACA
(a)
.................. 4,957 2,404,347
Imerys SA .............................. 49,939 1,557,143
Interparfums SA .......................... 40,716 1,239,517
Ipsen SA .............................. 48,631 7,944,614
IPSOS SA ............................. 68,120 2,889,900
JCDecaux SE ........................... 101,928 2,010,403
Kaufman & Broad SA ...................... 32,413 1,206,031
Kering SA .............................. 100,563 31,393,520
Klepierre SA ............................ 283,803 10,933,050
Legrand SA ............................ 356,277 56,882,409
LISI SA ............................... 19,383 1,228,820
L'Oreal SA ............................. 322,097 147,983,929
Louis Hachette Group, NVS .................. 1,162,973 2,287,570
LVMH Moet Hennessy Louis Vuitton SE .......... 334,167 215,672,810
Mercialys SA ............................ 182,578 2,297,193
Mersen SA ............................. 49,163 1,503,210
Metropole Television SA .................... 42,807 613,184
Nexans SA ............................. 43,928 6,919,201
Nexity SA
(a)(b)
............................ 79,541 899,384
Opmobility ............................. 122,326 2,343,730
Orange SA ............................. 2,430,254 45,178,463
Pernod Ricard SA ........................ 271,469 24,273,846
Pluxee N.V., NVS ......................... 113,694 1,506,220
Publicis Groupe SA ....................... 301,321 30,116,509
Quadient SA ............................ 71,891 1,360,468
Remy Cointreau SA ....................... 27,428 1,308,019
Renault SA ............................. 251,269 9,482,732
Rexel SA .............................. 298,206 12,496,491
Rubis SCA ............................. 115,641 4,682,658
Safran SA .............................. 482,496 172,391,550
Sanofi SA .............................. 1,469,371 138,596,424
Sartorius Stedim Biotech .................... 39,683 8,867,874
Schneider Electric SE ...................... 730,803 209,522,561
SCOR SE .............................. 192,474 6,272,183
Security Shares Value
a
France (continued)
SEB SA
(b)
.............................. 30,860 $ 1,740,765
SES SA ............................... 480,737 3,937,494
Societe BIC SA .......................... 43,131 2,778,452
Societe Generale SA ...................... 956,517 83,819,045
Sodexo SA ............................. 114,073 5,828,171
SOITEC
(a)
.............................. 45,967 1,431,528
Sopra Steria Group ....................... 21,625 3,950,131
SPIE SA ............................... 195,906 10,734,448
STMicroelectronics N.V. .................... 911,538 25,740,038
Technip Energies N.V. ..................... 191,474 7,503,752
Teleperformance SE ....................... 73,721 4,762,035
Television Francaise 1 SA ................... 110,482 1,067,844
Thales SA .............................. 125,164 38,315,905
TotalEnergies SE ......................... 2,604,588 189,428,265
Trigano SA ............................. 13,962 2,778,034
Ubisoft Entertainment SA
(a)(b)
................. 152,570 787,138
Unibail-Rodamco-Westfield .................. 164,633 18,202,633
Valeo SE .............................. 280,685 3,920,156
Vallourec SACA .......................... 220,705 4,683,988
Veolia Environnement SA ................... 873,422 32,759,573
Vicat SACA ............................. 28,423 2,633,687
Vinci SA ............................... 659,204 94,783,387
Virbac SACA ............................ 7,100 2,959,768
Vivendi SE ............................. 892,458 2,489,903
Vusion ................................ 16,625 2,588,149
Wendel SE ............................. 31,330 3,026,735
Worldline SA
(a)(b)(d)
........................ 329,781 558,602
3,105,143,680
a
Germany  — 5.1%
adidas AG ............................. 235,133 41,689,910
AIXTRON SE ........................... 166,599 3,822,006
Allianz SE, Registered ..................... 513,031 225,898,636
Aroundtown SA
(a)
......................... 1,149,504 3,652,822
Aumovio SE
(a)
........................... 73,996 3,550,639
Aurubis AG ............................. 40,674 7,680,632
Auto1 Group SE
(a)
........................ 188,790 6,209,838
BASF SE .............................. 1,175,723 63,740,592
Bayer AG, Registered ...................... 1,310,368 69,307,518
Bayerische Motoren Werke AG ............... 368,349 37,932,682
Bechtle AG
(b)
............................ 110,958 5,751,194
Befesa SA
(d)
............................ 56,669 2,075,540
Beiersdorf AG ........................... 117,289 13,990,156
Bilfinger SE ............................. 56,026 7,849,729
Brenntag SE ............................ 138,186 8,407,189
CANCOM SE ........................... 55,317 1,861,218
Carl Zeiss Meditec AG, Bearer
(b)
............... 55,362 1,837,436
CECONOMY AG
(a)
........................ 301,392 1,593,357
Commerzbank AG ........................ 1,000,686 41,132,883
Continental AG .......................... 148,111 11,654,741
CTS Eventim AG & Co. KGaA ................ 87,570 7,359,471
Daimler Truck Holding AG ................... 631,943 30,598,006
Delivery Hero SE
(a)(d)
....................... 253,628 7,073,477
Deutsche Bank AG, Registered ............... 2,488,605 98,203,061
Deutsche Boerse AG ...................... 251,683 63,732,474
Deutsche Lufthansa AG, Registered ............ 731,871 7,539,344
Deutsche Pfandbriefbank AG
(b)(d)
............... 277,397 1,368,760
Deutsche Post AG ........................ 1,275,715 71,348,789
Deutsche Telekom AG, Registered ............. 4,862,728 163,184,659
Deutz AG .............................. 261,193 3,344,760
Duerr AG .............................. 80,654 2,149,706
E.ON SE .............................. 2,990,359 63,425,018
Eckert & Ziegler SE ....................... 110,115 1,949,471
Evonik Industries AG
(b)
..................... 217,562 3,370,016
Evotec SE
(a)(b)
........................... 251,300 1,850,679

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
68
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Germany (continued)
Fielmann Group AG ....................... 53,062 $ 2,600,726
flatexDEGIRO SE ........................ 167,441 8,167,725
Fraport AG Frankfurt Airport Services Worldwide
(a)
... 54,405 5,033,836
Freenet AG ............................. 165,058 5,960,105
Fresenius Medical Care AG .................. 259,537 11,684,089
Fresenius SE & Co. KGaA ................... 579,334 32,406,637
GEA Group AG .......................... 206,454 14,762,045
Gerresheimer AG
(b)
....................... 54,024 1,613,647
Grand City Properties SA
(a)(b)
................. 115,602 1,295,638
GRENKE AG
(b)
.......................... 45,738 780,687
Hannover Rueck SE ....................... 73,150 20,683,129
Heidelberg Materials AG .................... 183,580 50,277,162
HelloFresh SE
(a)
.......................... 217,951 1,431,590
Henkel AG & Co. KGaA .................... 147,520 12,177,645
Hensoldt AG
(b)
........................... 87,818 8,724,067
HOCHTIEF AG .......................... 20,743 8,698,463
HUGO BOSS AG ......................... 82,202 3,408,393
Hypoport SE
(a)(b)
.......................... 6,474 755,124
Infineon Technologies AG ................... 1,762,471 86,153,968
IONOS Group SE
(a)
....................... 94,567 3,048,842
Jenoptik AG ............................ 94,782 2,991,256
K+S AG, Registered
(b)
...................... 278,090 4,556,437
KION Group AG .......................... 96,261 6,799,377
Kloeckner & Co. SE
(b)
...................... 66,511 866,445
Knorr-Bremse AG ........................ 95,173 11,081,488
Kontron AG
(b)
........................... 99,603 2,763,400
Krones AG ............................. 23,068 3,712,097
LANXESS AG ........................... 120,728 2,493,679
LEG Immobilien SE ....................... 101,351 7,328,446
Mercedes-Benz Group AG ................... 937,746 64,089,508
Merck KGaA ............................ 165,544 24,664,843
MTU Aero Engines AG ..................... 74,574 33,153,724
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Registered ................... 173,482 105,143,341
Nemetschek SE .......................... 84,993 7,426,208
Nordex SE
(a)(b)
........................... 197,774 7,918,161
Norma Group SE ......................... 46,416 807,928
PATRIZIA SE ........................... 92,727 938,419
ProSiebenSat.1 Media SE ................... 175,342 1,048,061
Puma SE .............................. 154,373 3,946,088
QIAGEN N.V. ........................... 266,212 14,114,345
Rational AG ............................ 5,627 4,509,007
Redcare Pharmacy N.V.
(a)(b)(d)
................. 28,150 2,080,193
RENK Group AG ......................... 120,939 7,786,281
Rheinmetall AG .......................... 61,577 130,472,194
RWE AG .............................. 843,651 53,575,091
Salzgitter AG ............................ 66,396 3,562,891
SAP SE ............................... 1,394,428 278,562,608
Scout24 SE
(d)
........................... 107,890 10,741,656
Siemens AG, Registered .................... 1,014,362 306,672,182
Siemens Energy AG
(a)
...................... 1,039,375 177,088,733
Siemens Healthineers AG
(d)
.................. 442,061 22,064,794
Siltronic AG
(b)
........................... 32,457 2,015,209
Sixt SE ............................... 31,542 2,471,676
SMA Solar Technology AG
(a)(b)
................ 41,187 1,791,758
Stabilus SE ............................. 39,966 917,493
Stroeer SE & Co. KGaA .................... 48,358 1,933,418
Suedzucker AG
(b)
......................... 110,585 1,266,085
SUSS MicroTec SE
(b)
...................... 34,143 2,008,253
Symrise AG ............................ 171,667 14,452,139
TAG Immobilien AG ....................... 293,069 4,972,015
Talanx AG .............................. 86,900 10,960,754
TeamViewer SE
(a)(b)(d)
...................... 235,547 1,574,946
thyssenkrupp AG ......................... 694,814 9,262,375
Security Shares Value
a
Germany (continued)
Tkms AG& Co. KGaA
(a)
..................... 34,763 $ 4,073,243
United Internet AG, Registered ................ 200,263 6,515,142
Verbio SE
(a)(b)
............................ 41,180 1,215,992
Vonovia SE ............................. 1,011,532 29,616,919
Vossloh AG
(b)
........................... 29,571 2,830,816
Wacker Chemie AG
(b)
...................... 26,315 2,137,108
Wacker Neuson SE ....................... 49,219 1,124,103
Zalando SE
(a)(d)
.......................... 305,768 8,792,469
2,778,690,721
a
Greece  — 0.2%
Alpha Bank SA .......................... 3,284,621 15,723,349
Autohellas Tourist and Trading SA ............. 24,623 378,845
Eurobank SA ............................ 4,014,761 19,620,040
FF Group
(a)(c)
............................ 16,274 —
Hellenic Telecommunications Organization SA ..... 204,814 3,841,372
JUMBO SA ............................. 154,095 4,573,717
Metlen Energy & Metals PLC
(a)
................ 154,969 8,435,469
Motor Oil Hellas Corinth Refineries SA
(b)
......... 157,975 6,360,542
National Bank of Greece SA ................. 1,318,920 23,284,790
OPAP SA .............................. 298,309 6,011,208
Piraeus Bank SA
(a)
........................ 1,637,083 16,513,788
Public Power Corp. SA ..................... 288,169 6,811,193
Titan SA ............................... 52,889 3,548,925
115,103,238
a
Hong Kong  — 1.2%
AIA Group Ltd. .......................... 14,035,200 161,930,745
Anxin-China Holdings Ltd., NVS
(a)(c)
............. 1,004,000 1
ASMPT Ltd. ............................ 427,100 5,695,796
Bank of East Asia Ltd. (The) ................. 1,577,600 3,013,377
BOC Hong Kong Holdings Ltd. ................ 5,285,000 27,830,747
Brightoil Petroleum Holdings Ltd.
(a)(b)(c)
........... 757,750 1
Cafe de Coral Holdings Ltd.
(b)
................. 794,000 477,695
China Lumena New Materials Corp., NVS
(a)(b)(c)
..... 3,800 —
China Metal Recycling Holdings Ltd.
(a)(c)
.......... 3,000 —
China Renewable Energy Investment Ltd.
(a)(c)
...... 4,386 —
CK Asset Holdings Ltd. ..................... 2,429,388 14,231,691
CK Hutchison Holdings Ltd. .................. 3,610,888 29,115,674
CK Infrastructure Holdings Ltd. ................ 859,500 7,059,290
CLP Holdings Ltd. ........................ 2,271,000 21,466,694
Cowell e Holdings, Inc.
(a)(b)
................... 909,000 3,534,558
CTF Services Ltd. ........................ 3,171,300 3,714,980
Dah Sing Banking Group Ltd. ................. 743,600 1,059,224
Dah Sing Financial Holdings Ltd. .............. 343,600 1,661,555
FIH Mobile Ltd.
(a)(b)
........................ 957,400 2,447,344
First Pacific Co. Ltd. ....................... 5,417,000 4,238,502
Futu Holdings Ltd., ADR
(a)
................... 81,017 13,170,934
Galaxy Entertainment Group Ltd. .............. 2,883,000 14,647,839
Guotai Junan International Holdings Ltd.
(b)
........ 6,711,000 2,295,215
Hang Lung Properties Ltd. ................... 4,420,000 5,333,496
Health & Happiness H&H International Holdings Ltd. . 558,000 1,092,397
Henderson Land Development Co. Ltd. .......... 2,010,941 7,998,752
HKT Trust & HKT Ltd., Class SS ............... 6,068,600 9,094,527
Hong Kong & China Gas Co. Ltd. .............. 16,002,566 15,071,998
Hong Kong Exchanges & Clearing Ltd. .......... 1,518,500 83,716,535
Hongkong Land Holdings Ltd. ................ 1,657,800 14,066,221
Hysan Development Co. Ltd. ................. 1,064,000 2,922,144
Jardine Matheson Holdings Ltd. ............... 213,800 15,581,299
Johnson Electric Holdings Ltd. ................ 712,250 2,453,355
JS Global Lifestyle Co. Ltd.
(a)(b)(d)
............... 2,769,000 634,466
Kerry Properties Ltd. ...................... 1,434,500 4,354,802
KLN Logistics Group Ltd. ................... 1,072,500 968,214
Link REIT .............................. 3,755,980 17,269,098
Luk Fook Holdings International Ltd.
(b)
........... 999,000 4,104,024

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
69
Schedule of Investments
Security Shares Value
a
Hong Kong (continued)
Man Wah Holdings Ltd. ..................... 2,861,200 $ 1,774,652
Melco International Development Ltd.
(a)
.......... 1,837,500 993,348
Melco Resorts & Entertainment Ltd., ADR
(a)
....... 311,773 1,889,344
MGM China Holdings Ltd. ................... 1,272,000 2,031,213
MTR Corp. Ltd.
(b)
......................... 2,039,500 9,018,300
New World Development Co. Ltd.
(a)
............. 2,123,416 3,089,499
Pacific Basin Shipping Ltd. .................. 9,191,000 3,609,612
PAX Global Technology Ltd. .................. 1,371,000 865,200
PCCW Ltd. ............................. 6,247,000 4,668,667
Power Assets Holdings Ltd. .................. 1,947,500 15,106,271
Sands China Ltd. ......................... 3,535,200 7,672,371
Sino Land Co. Ltd. ........................ 4,094,000 6,161,097
SITC International Holdings Co. Ltd. ............ 1,619,000 6,045,626
SJM Holdings Ltd.
(a)(b)
...................... 3,794,000 1,164,403
SmarTone Telecommunications Holdings Ltd. ...... 913,500 571,807
Sun Hung Kai Properties Ltd. ................. 2,021,000 32,455,010
Swire Pacific Ltd., Class A ................... 552,500 5,331,564
Techtronic Industries Co. Ltd. ................. 2,023,500 27,623,805
Vitasoy International Holdings Ltd.
(b)
............ 1,234,000 1,103,856
VTech Holdings Ltd. ....................... 428,500 3,336,939
WH Group Ltd.
(d)
......................... 10,844,500 12,797,546
Wharf Real Estate Investment Co. Ltd. .......... 2,002,000 6,950,468
Wynn Macau Ltd. ......................... 4,356,400 3,223,840
Xinyi Glass Holdings Ltd.
(b)
.................. 2,123,000 2,774,153
Yue Yuen Industrial Holdings Ltd.
(b)
............. 1,193,000 2,660,743
Zijin Gold International Co. Ltd.
(a)
.............. 286,500 7,937,206
673,109,730
a
Hungary  — 0.1%
Magyar Telekom Telecommunications PLC ........ 579,316 3,593,785
MOL Hungarian Oil & Gas PLC ............... 462,327 5,646,374
OTP Bank Nyrt .......................... 303,918 38,242,597
Richter Gedeon Nyrt ....................... 190,307 6,369,537
53,852,293
a
India  — 4.5%
360 ONE WAM Ltd. ....................... 330,522 4,077,256
3M India Ltd. ............................ 5,617 2,102,200
Aarti Industries Ltd. ....................... 448,602 1,815,464
Aarti Pharmalabs Ltd. ...................... 86,518 709,504
ABB India Ltd. ........................... 73,809 4,490,387
Adani Enterprises Ltd. ..................... 227,476 5,002,825
Adani Ports & Special Economic Zone Ltd. ........ 721,805 11,156,155
Adani Power Ltd.
(a)
........................ 4,790,207 7,051,283
Aditya Birla Fashion and Retail Ltd.
(a)
........... 1,382,101 997,894
Aditya Birla Lifestyle Brands Ltd.
(a)
............. 883,754 1,010,126
Aditya Birla Real Estate Ltd. ................. 118,437 1,626,670
Aegis Logistics Ltd. ....................... 268,008 2,130,910
Affle 3i Ltd.
(a)
............................ 177,870 2,995,360
AIA Engineering Ltd. ....................... 87,595 3,802,270
Ajanta Pharma Ltd. ....................... 87,391 2,644,980
Alkem Laboratories Ltd. .................... 64,678 3,995,397
Amara Raja Energy & Mobility Ltd. ............. 268,942 2,453,629
Amber Enterprises India Ltd.
(a)
................ 40,712 2,534,443
Ambuja Cements Ltd. ...................... 1,003,170 5,576,461
Angel One Ltd. .......................... 93,169 2,575,054
Apar Industries Ltd. ....................... 39,625 3,453,570
APL Apollo Tubes Ltd. ..................... 271,535 6,038,372
Apollo Hospitals Enterprise Ltd. ............... 147,603 11,177,854
Apollo Tyres Ltd. ......................... 696,506 3,730,336
Ashok Leyland Ltd. ....................... 4,395,564 9,415,126
Asian Paints Ltd. ......................... 500,726 13,222,325
Aster DM Healthcare Ltd.
(d)
.................. 405,565 2,437,230
Astral Ltd. .............................. 257,899 4,144,296
AU Small Finance Bank Ltd.
(d)
................ 478,212 5,114,940
Security Shares Value
a
India (continued)
Aurobindo Pharma Ltd. ..................... 426,443 $ 5,608,136
Avenue Supermarts Ltd.
(a)(d)
.................. 239,675 9,618,256
Axis Bank Ltd. ........................... 3,022,214 45,089,431
Bajaj Auto Ltd. ........................... 95,556 9,979,509
Bajaj Finance Ltd. ........................ 3,826,483 38,713,884
Bajaj Finserv Ltd. ......................... 575,119 12,221,778
Bajaj Holdings & Investment Ltd. .............. 39,956 4,693,850
Balkrishna Industries Ltd. ................... 143,973 3,612,317
Balrampur Chini Mills Ltd. ................... 415,534 1,900,350
Bandhan Bank Ltd.
(d)
...................... 1,299,894 2,189,171
Bank of Baroda .......................... 1,476,435 4,811,440
Bata India Ltd. ........................... 180,708 1,691,015
BEML Ltd. ............................. 85,486 1,672,395
Bharat Electronics Ltd. ..................... 5,235,244 25,576,609
Bharat Forge Ltd. ......................... 415,906 6,518,312
Bharat Heavy Electricals Ltd. ................. 1,379,990 3,950,911
Bharat Petroleum Corp. Ltd. ................. 2,074,508 8,224,485
Bharti Airtel Ltd. .......................... 3,485,037 74,743,440
Biocon Ltd. ............................. 894,063 3,569,431
Birlasoft Ltd. ............................ 454,521 2,068,516
Blue Star Ltd. ........................... 194,368 3,853,229
Bosch Ltd. ............................. 11,267 4,478,776
Brigade Enterprises Ltd. .................... 241,561 1,978,926
Britannia Industries Ltd. .................... 152,086 9,689,360
BSE Ltd. .............................. 270,669 8,232,612
Canara Bank ............................ 3,022,138 4,850,522
Carborundum Universal Ltd. ................. 164,988 1,412,494
Castrol India Ltd. ......................... 1,388,839 2,782,214
Central Depository Services India Ltd. ........... 226,569 3,255,287
CESC Ltd. ............................. 1,569,432 2,567,112
CG Power & Industrial Solutions Ltd. ............ 988,845 6,299,935
Cholamandalam Financial Holdings Ltd. ......... 160,767 2,893,764
Cholamandalam Investment and Finance Co. Ltd. ... 586,795 10,420,825
Cipla Ltd. .............................. 720,640 10,385,833
City Union Bank Ltd. ....................... 608,566 1,998,126
Coal India Ltd. ........................... 2,580,638 12,379,020
Coforge Ltd. ............................ 481,767 8,669,812
Cohance Lifesciences Ltd.
(a)
................. 191,193 793,737
Colgate-Palmolive India Ltd. ................. 173,451 3,988,287
Computer Age Management Services Ltd. ........ 431,434 3,265,784
Container Corp. Of India Ltd. ................. 573,660 3,136,044
Coromandel International Ltd. ................ 189,855 4,717,929
CRISIL Ltd. ............................. 30,486 1,547,873
Crompton Greaves Consumer Electricals Ltd. ...... 1,148,560 2,768,695
Cummins India Ltd. ....................... 210,412 9,416,236
Cyient Ltd. ............................. 124,818 1,545,833
Dabur India Ltd. .......................... 829,844 4,572,579
Data Patterns India Ltd. .................... 57,528 1,675,256
Deepak Nitrite Ltd. ........................ 127,969 2,287,991
Delhivery Ltd.
(a)
.......................... 834,978 3,841,255
Divi's Laboratories Ltd. ..................... 166,218 10,950,650
Dixon Technologies India Ltd. ................ 54,877 6,240,310
DLF Ltd. ............................... 1,000,321 6,926,370
Dr Lal PathLabs Ltd.
(d)
..................... 170,910 2,621,697
Dr Reddy's Laboratories Ltd. ................. 659,619 8,727,855
Edelweiss Financial Services Ltd. .............. 1,135,047 1,321,146
Eicher Motors Ltd. ........................ 199,592 15,468,597
EIH Ltd. ............................... 419,693 1,439,177
Elgi Equipments Ltd. ...................... 353,092 1,656,732
Emami Ltd. ............................. 300,469 1,581,783
Embassy Office Parks REIT .................. 1,136,871 5,369,589
Engineers India Ltd. ....................... 793,654 1,491,036
Eternal Ltd.
(a)
............................ 3,628,628 10,816,078
Exide Industries Ltd. ....................... 863,005 3,021,146

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
70
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
India (continued)
FDC Ltd.
(a)
............................. 156,621 $ 643,932
Federal Bank Ltd. ........................ 2,556,919 8,008,861
Finolex Cables Ltd. ....................... 209,113 1,648,318
Firstsource Solutions Ltd. ................... 723,455 2,517,341
Five-Star Business Finance Ltd. ............... 361,626 1,795,512
Fortis Healthcare Ltd. ...................... 733,167 6,795,640
FSN E-Commerce Ventures Ltd.
(a)
............. 1,776,555 4,587,407
GAIL India Ltd. .......................... 2,718,239 4,951,705
GE Vernova T&D India Ltd. .................. 180,908 6,352,897
GlaxoSmithKline Pharmaceuticals Ltd. .......... 77,495 2,026,189
Glenmark Pharmaceuticals Ltd. ............... 253,945 5,570,586
Global Health Ltd. ........................ 158,137 1,813,843
GMR Airports Ltd.
(a)
....................... 4,291,719 4,384,371
Godrej Consumer Products Ltd. ............... 554,357 6,960,663
Godrej Properties Ltd.
(a)
.................... 217,095 3,726,602
Granules India Ltd. ........................ 430,853 2,677,201
Grasim Industries Ltd. ...................... 381,267 11,700,849
Great Eastern Shipping Co. Ltd. (The) ........... 245,044 3,206,545
Gujarat Fluorochemicals Ltd. ................. 49,334 1,639,075
Gujarat Gas Ltd. ......................... 317,060 1,467,120
Gujarat Narmada Valley Fertilizers & Chemicals Ltd. . 261,851 1,330,037
Gujarat State Petronet Ltd. .................. 422,477 1,400,162
Happiest Minds Technologies Ltd. .............. 230,805 1,038,515
Havells India Ltd. ......................... 289,734 4,047,378
HBL Engineering Ltd. ...................... 281,324 2,395,789
HCL Technologies Ltd. ..................... 1,286,209 23,733,909
HDFC Asset Management Co. Ltd.
(d)
............ 254,450 6,966,933
HDFC Bank Ltd. ......................... 15,115,225 152,834,127
HDFC Life Insurance Co. Ltd.
(d)
............... 1,333,667 10,607,536
HEG Ltd. .............................. 177,780 1,049,154
Hero MotoCorp Ltd. ....................... 180,866 10,893,964
HFCL Ltd. .............................. 2,278,515 1,698,840
Hindalco Industries Ltd. .................... 1,761,925 18,340,418
Hindustan Aeronautics Ltd. .................. 281,024 14,119,207
Hindustan Copper Ltd. ..................... 596,928 4,430,448
Hindustan Petroleum Corp. Ltd. ............... 1,419,323 6,587,904
Hindustan Unilever Ltd. ..................... 1,117,730 28,857,072
Hitachi Energy India Ltd. .................... 17,724 3,637,668
Hyundai Motor India Ltd. .................... 221,950 5,302,698
ICICI Bank Ltd. .......................... 7,065,908 104,170,003
ICICI Lombard General Insurance Co. Ltd.
(d)
....... 312,986 6,176,427
ICICI Prudential Life Insurance Co. Ltd.
(d)
......... 420,408 2,911,775
IDFC First Bank Ltd. ....................... 6,055,375 5,509,440
IIFL Finance Ltd. ......................... 435,506 2,507,995
IndiaMart InterMesh Ltd.
(d)
................... 75,442 1,807,538
Indian Energy Exchange Ltd.
(d)
................ 1,301,682 1,796,237
Indian Hotels Co. Ltd. (The) .................. 1,294,539 9,496,527
Indian Oil Corp. Ltd. ....................... 3,766,060 6,688,234
Indian Railway Catering & Tourism Corp. Ltd. ...... 609,721 4,134,100
Indraprastha Gas Ltd. ...................... 1,217,323 2,358,148
Indus Towers Ltd.
(a)
....................... 1,740,956 8,445,100
IndusInd Bank Ltd.
(a)
....................... 771,870 7,528,805
Info Edge India Ltd. ....................... 573,022 7,799,142
Infosys Ltd. ............................. 4,448,520 79,567,475
Inox Wind Ltd.
(a)
.......................... 2,015,494 2,370,437
Intellect Design Arena Ltd. ................... 146,709 1,458,582
InterGlobe Aviation Ltd.
(d)
................... 275,294 13,758,008
Ipca Laboratories Ltd. ...................... 255,395 4,088,346
IRB Infrastructure Developers Ltd. ............. 4,145,516 1,877,233
IRCON International Ltd.
(d)
................... 931,732 1,664,481
ITC Hotels Ltd.
(a)
......................... 1,203,806 2,368,770
ITC Ltd. ............................... 4,094,801 14,354,052
Jaiprakash Power Ventures Ltd.
(a)
.............. 7,918,608 1,310,985
JB Chemicals & Pharmaceuticals Ltd. ........... 157,093 3,196,223
Security Shares Value
a
India (continued)
Jindal Saw Ltd. .......................... 514,895 $ 981,219
Jindal Stainless Ltd. ....................... 629,268 5,615,493
Jindal Steel Ltd. .......................... 526,456 6,450,895
Jio Financial Services Ltd. ................... 3,839,519 10,633,344
JK Cement Ltd. .......................... 71,894 4,322,436
JSW Energy Ltd. ......................... 633,897 3,168,810
JSW Steel Ltd. .......................... 865,447 11,375,981
Jubilant Foodworks Ltd. .................... 483,106 2,614,147
Jubilant Pharmova Ltd. ..................... 164,384 1,756,323
Jupiter Wagons Ltd. ....................... 298,978 1,052,128
Kajaria Ceramics Ltd. ...................... 154,625 1,519,275
Kalpataru Projects International Ltd. ............ 162,285 2,022,043
Kalyan Jewellers India Ltd. .................. 668,775 2,633,168
Karur Vysya Bank Ltd. (The) ................. 1,408,521 4,619,726
Kaynes Technology India Ltd.
(a)
............... 50,918 1,932,368
KEI Industries Ltd. ........................ 95,636 4,188,846
Kirloskar Oil Engines Ltd. ................... 278,325 3,563,270
Kotak Mahindra Bank Ltd. ................... 7,389,110 32,793,082
KPI Green Energy Ltd.
(d)
..................... 248,914 1,071,628
KPIT Technologies Ltd. ..................... 312,240 3,540,163
Krishna Institute of Medical Sciences Ltd.
(a)(d)
...... 556,296 3,651,189
Kwality Wall's India Ltd.
(a)
................... 1,140,649 498,482
L&T Finance Ltd. ......................... 1,875,647 5,847,760
Larsen & Toubro Ltd. ...................... 920,737 39,395,863
Laurus Labs Ltd.
(d)
........................ 649,746 6,826,366
LIC Housing Finance Ltd. ................... 653,816 3,745,700
Lodha Developers Ltd.
(d)
.................... 386,695 4,090,223
LTIMindtree Ltd.
(d)
........................ 117,389 7,631,485
Lupin Ltd. .............................. 333,077 7,805,343
Mahanagar Gas Ltd. ....................... 127,044 1,455,749
Mahindra & Mahindra Financial Services Ltd. ...... 1,126,406 4,602,684
Mahindra & Mahindra Ltd. ................... 1,285,135 47,986,556
Manappuram Finance Ltd. ................... 1,218,972 3,778,628
Mankind Pharma Ltd. ...................... 182,153 4,211,292
Marico Ltd. ............................. 777,368 6,179,834
Maruti Suzuki India Ltd. .................... 170,862 27,144,543
Max Financial Services Ltd.
(a)
................. 383,029 6,718,908
Max Healthcare Institute Ltd. ................. 1,137,371 11,843,610
Motherson Sumi Wiring India Ltd. .............. 5,856,279 2,751,027
Motilal Oswal Financial Services Ltd. ............ 294,200 2,413,872
Mphasis Ltd. ............................ 154,671 4,651,693
MRF Ltd. .............................. 3,764 5,411,679
MTAR Technologies Ltd.
(a)
................... 66,030 2,105,436
Multi Commodity Exchange of India Ltd. ......... 168,805 4,649,601
Muthoot Finance Ltd. ...................... 180,712 7,530,435
Natco Pharma Ltd. ........................ 218,843 1,991,153
National Aluminium Co. Ltd. .................. 1,832,713 7,636,654
Navin Fluorine International Ltd. ............... 61,821 4,102,095
NBCC India Ltd. ......................... 2,339,911 2,520,387
NCC Ltd. .............................. 1,134,840 1,807,965
Nestle India Ltd. ......................... 917,917 13,331,045
NHPC Ltd. ............................. 3,906,379 3,326,303
NLC India Ltd. ........................... 601,454 1,696,498
NMDC Ltd. ............................. 4,043,608 3,561,984
NMDC Steel Ltd.
(a)
........................ 3,106,085 1,429,759
NTPC Ltd. ............................. 5,969,358 23,128,619
Nuvama Wealth Management Ltd. ............. 189,450 2,770,880
Oberoi Realty Ltd. ........................ 246,015 3,992,880
Oil & Natural Gas Corp. Ltd. ................. 4,114,282 12,061,551
Oil India Ltd. ............................ 827,671 4,600,154
Olectra Greentech Ltd. ..................... 164,691 1,944,117
One 97 Communications Ltd.
(a)
................ 548,180 6,789,305
Onesource Specialty Pharma Ltd.
(a)
............ 110,604 1,438,965
Oracle Financial Services Software Ltd. .......... 37,208 3,141,038

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
71
Schedule of Investments
Security Shares Value
a
India (continued)
Page Industries Ltd. ....................... 8,213 $ 2,947,889
PB Fintech Ltd.
(a)
......................... 530,717 9,562,350
Persistent Systems Ltd. .................... 150,339 9,885,207
Petronet LNG Ltd. ........................ 1,121,544 3,537,196
PG Electroplast Ltd. ....................... 365,194 2,181,586
Phoenix Mills Ltd. (The) .................... 260,168 4,729,201
PI Industries Ltd. ......................... 122,804 4,267,858
Pidilite Industries Ltd. ...................... 465,779 7,248,872
Piramal Finance Ltd.
(a)
..................... 201,494 3,819,049
Piramal Pharma Ltd. ....................... 1,275,489 2,148,633
PNB Housing Finance Ltd.
(d)
................. 329,131 2,941,880
Polycab India Ltd. ........................ 70,894 5,419,186
Poonawalla Fincorp Ltd.
(a)
................... 670,529 2,914,098
Power Finance Corp. Ltd. ................... 2,130,607 8,799,188
Power Grid Corp. of India Ltd. ................ 6,392,665 17,845,272
Praj Industries Ltd. ........................ 369,229 1,166,809
Prestige Estates Projects Ltd. ................ 233,769 3,718,563
Procter & Gamble Health Ltd. ................ 27,231 1,569,844
Punjab National Bank ...................... 2,829,114 3,856,843
PVR Inox Ltd.
(a)
.......................... 136,215 1,444,846
Radico Khaitan Ltd. ....................... 156,409 4,810,311
Rail Vikas Nigam Ltd. ...................... 1,030,854 3,854,001
Railtel Corp. of India Ltd. .................... 392,325 1,511,814
Rajesh Exports Ltd.
(a)
...................... 98,747 174,598
Ramco Cements Ltd. (The) .................. 219,982 2,687,303
Ramkrishna Forgings Ltd. ................... 218,841 1,216,753
Raymond Lifestyle Ltd.
(a)
.................... 50,528 576,697
RBL Bank Ltd.
(d)
.......................... 852,855 2,775,289
REC Ltd. .............................. 1,876,252 7,437,174
Redington Ltd. ........................... 1,256,783 3,723,747
Reliance Industries Ltd. .................... 8,126,560 123,482,444
Reliance Power Ltd.
(a)
...................... 5,006,167 1,539,541
Sammaan Capital Ltd.
(a)
.................... 1,143,450 1,874,486
Samvardhana Motherson International Ltd. ....... 6,218,597 7,646,564
SBI Cards & Payment Services Ltd. ............ 436,374 3,574,721
SBI Life Insurance Co. Ltd.
(d)
................. 619,490 13,475,470
Shree Cement Ltd. ........................ 13,670 4,015,786
Shriram Finance Ltd. ...................... 1,949,607 21,641,709
Siemens Energy India Ltd. ................... 118,792 3,217,968
Siemens Ltd. ............................ 133,908 4,519,824
SJVN Ltd. .............................. 2,299,243 1,816,194
SKF India Industrial Ltd.
(a)
................... 38,801 1,147,695
SKF India Ltd. ........................... 38,801 713,977
Solar Industries India Ltd. ................... 39,030 5,726,613
Sona Blw Precision Forgings Ltd.
(d)
............. 706,415 3,815,799
Sonata Software Ltd. ...................... 384,385 1,328,017
SRF Ltd. .............................. 177,572 5,440,887
Star Health & Allied Insurance Co. Ltd.
(a)
......... 408,231 2,082,483
State Bank of India ........................ 2,482,644 29,098,189
Sterling and Wilson Renewable
(a)
.............. 305,532 616,925
Sterlite Technologies Ltd.
(a)
.................. 425,039 492,900
Strides Pharma Science Ltd. ................. 233,254 2,228,914
Sun Pharmaceutical Industries Ltd. ............. 1,294,489 22,463,937
Sundaram Finance Ltd. ..................... 89,645 5,140,379
Sundram Fasteners Ltd. .................... 137,301 1,422,711
Supreme Industries Ltd. .................... 105,406 4,033,369
Suzlon Energy Ltd.
(a)
...................... 14,159,540 7,352,564
Swan Corp. Ltd. .......................... 243,374 1,117,748
Swiggy Ltd.
(a)
........................... 1,837,189 6,194,320
Symphony Ltd. .......................... 52,185 523,708
Syngene International Ltd.
(d)
................. 375,129 1,932,842
Tanla Platforms Ltd. ....................... 161,754 900,134
Tata Chemicals Ltd. ....................... 280,130 2,272,594
Tata Communications Ltd. ................... 185,258 3,170,676
Security Shares Value
a
India (continued)
Tata Consultancy Services Ltd. ............... 1,185,113 $ 40,303,404
Tata Consumer Products Ltd. ................. 879,110 10,852,834
Tata Elxsi Ltd. ........................... 49,890 2,888,507
Tata Motors Ltd.
(a)
........................ 2,765,625 13,784,906
Tata Motors Passenger Vehicles Ltd. ............ 2,270,430 8,652,337
Tata Power Co. Ltd. (The) ................... 2,248,272 8,956,699
Tata Steel Ltd. ........................... 10,334,076 21,570,913
Tata Teleservices Maharashtra Ltd.
(a)
............ 1,363,135 679,668
Tech Mahindra Ltd. ....................... 751,669 14,262,185
Tejas Networks Ltd.
(d)
...................... 159,790 590,761
Thermax Ltd. ........................... 67,812 2,123,521
Timken India Ltd. ......................... 66,387 2,125,002
Titagarh Rail System Ltd. ................... 306,643 2,740,673
Titan Co. Ltd. ........................... 499,456 21,611,593
Torrent Pharmaceuticals Ltd. ................. 179,049 7,715,517
Torrent Power Ltd. ........................ 218,492 3,298,649
Trent Ltd. .............................. 264,409 10,889,621
Triveni Turbine Ltd. ....................... 299,803 1,641,885
Tube Investments of India Ltd. ................ 152,328 3,876,451
TVS Motor Co. Ltd. ....................... 364,510 14,591,081
UltraTech Cement Ltd. ..................... 163,212 22,557,904
Union Bank of India Ltd. .................... 3,076,335 6,055,017
United Spirits Ltd. ........................ 460,600 6,822,814
UNO Minda Ltd. .......................... 302,787 3,894,796
UPL Ltd. ............................... 737,954 5,654,208
Varun Beverages Ltd. ...................... 1,885,828 9,659,830
Vedanta Ltd. ............................ 1,917,773 14,183,452
VIP Industries Ltd.
(a)
....................... 161,141 657,697
Vishal Mega Mart Ltd.
(a)
..................... 2,889,029 3,955,934
Vodafone Idea Ltd.
(a)
....................... 40,592,204 4,943,274
Voltas Ltd. ............................. 322,661 4,663,949
WAAREE Energies Ltd. .................... 114,898 3,487,203
Waaree Renewable Technologies Ltd. ........... 69,437 684,163
Wipro Ltd. .............................. 3,666,090 9,459,214
Wockhardt Ltd.
(a)
......................... 152,152 2,290,296
Yes Bank Ltd.
(a)
.......................... 19,508,977 4,546,480
Zee Entertainment Enterprises Ltd. ............. 1,219,682 1,120,377
Zydus Lifesciences Ltd. .................... 365,718 3,523,158
2,446,527,317
a
Indonesia  — 0.4%
AKR Corporindo Tbk PT .................... 11,354,500 855,443
Alamtri Resources Indonesia Tbk PT ............ 21,077,100 2,769,964
Amman Mineral Internasional PT
(a)
............. 19,340,000 8,695,472
Aneka Tambang Tbk ...................... 18,463,600 4,545,448
Astra International Tbk PT ................... 26,766,400 10,149,049
Bank Central Asia Tbk PT ................... 76,649,000 33,867,317
Bank Mandiri Persero Tbk PT ................ 50,386,500 14,498,519
Bank Negara Indonesia Persero Tbk PT ......... 18,191,400 4,882,661
Bank Rakyat Indonesia Persero Tbk PT .......... 94,127,313 21,367,259
Bank Tabungan Negara Persero Tbk PT ......... 8,639,493 634,642
Barito Pacific Tbk PT
(a)
..................... 37,929,036 4,880,948
Barito Renewables Energy Tbk PT
(a)
............ 10,716,900 5,443,049
Bukalapak.com PT Tbk
(a)
.................... 113,921,400 985,567
Bukit Asam Tbk PT ........................ 8,925,400 1,321,677
Bumi Resources Minerals Tbk PT
(a)
............. 92,128,807 5,845,699
Bumi Serpong Damai Tbk PT
(a)
............... 14,308,300 766,600
Chandra Asri Pacific Tbk PT ................. 10,818,600 4,174,285
Charoen Pokphand Indonesia Tbk PT ........... 10,658,400 2,816,864
Ciputra Development Tbk PT ................. 22,209,796 1,101,027
Dian Swastatika Sentosa Tbk PT
(a)
............. 1,280,100 7,550,188
ESSA Industries Indonesia Tbk PT ............. 16,748,500 654,734
GoTo Gojek Tokopedia Tbk PT, Class A
(a)
......... 1,268,130,800 4,875,342
Hanson International Tbk PT
(a)(c)
............... 63,791,600 —
Indah Kiat Pulp & Paper Tbk PT ............... 5,051,600 2,750,826

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
72
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Indonesia (continued)
Indo Tambangraya Megah Tbk PT ............. 492,100 $ 644,525
Indocement Tunggal Prakarsa Tbk PT ........... 2,496,000 990,544
Indofood Sukses Makmur Tbk PT .............. 6,116,800 2,483,978
Japfa Comfeed Indonesia Tbk PT .............. 8,792,700 1,452,868
Jasa Marga Persero Tbk PT ................. 3,589,038 762,647
Kalbe Farma Tbk PT ...................... 31,222,700 2,129,605
Medco Energi Internasional Tbk PT ............. 17,684,520 1,610,863
Merdeka Copper Gold Tbk PT
(a)
............... 21,983,776 4,148,776
Mitra Adiperkasa Tbk PT .................... 23,232,400 1,642,550
Pabrik Kertas Tjiwi Kimia Tbk PT .............. 2,489,000 1,091,510
Pakuwon Jati Tbk PT ...................... 15,719,500 337,147
Perusahaan Gas Negara Tbk PT .............. 18,248,200 2,310,126
Petrindo Jaya Kreasi Tbk PT ................. 30,011,300 3,245,176
Pool Advista Indonesia Tbk PT
(a)(c)
............. 1,914,800 —
Sarana Menara Nusantara Tbk PT ............. 48,212,100 1,507,974
Semen Indonesia Persero Tbk PT ............. 6,372,421 934,316
Sumber Alfaria Trijaya Tbk PT ................ 25,764,400 2,680,883
Telkom Indonesia Persero Tbk PT ............. 70,625,800 15,096,986
Trada Alam Minera Tbk PT
(a)(c)
................ 39,223,500 —
United Tractors Tbk PT ..................... 2,898,300 4,515,136
Waskita Karya Persero Tbk PT
(a)(c)
............. 19,926,317 95,922
XLSMART Telecom Sejahtera Tbk PT ........... 9,774,300 1,921,668
195,035,780
a
Ireland  — 0.3%
AIB Group PLC .......................... 2,612,936 29,207,740
Bank of Ireland Group PLC .................. 1,336,660 27,157,527
Glanbia PLC ............................ 294,966 5,674,622
Kerry Group PLC, Class A ................... 207,146 18,413,607
Kingspan Group PLC ...................... 211,069 18,378,744
Ryanair Holdings PLC ..................... 1,131,075 38,387,935
137,220,175
a
Israel  — 1.0%
Airport City Ltd.
(a)
......................... 149,987 2,790,177
Alony Hetz Properties & Investments Ltd. ......... 318,060 4,196,874
Amot Investments Ltd. ..................... 639,224 4,949,986
Azrieli Group Ltd. ......................... 64,152 8,603,110
Bank Hapoalim BM ....................... 1,681,639 41,572,522
Bank Leumi Le-Israel BM ................... 2,013,234 48,396,795
Bezeq The Israeli Telecommunication Corp. Ltd. .... 3,493,899 8,972,976
Big Shopping Centers Ltd. ................... 30,636 7,369,003
Camtek Ltd.
(a)
........................... 50,734 7,582,802
Cellebrite DI Ltd.
(a)(b)
....................... 230,854 3,395,862
Check Point Software Technologies Ltd.
(a)
........ 116,154 20,850,805
Clal Insurance Enterprises Holdings Ltd. ......... 137,581 10,005,862
CyberArk Software Ltd.
(a)
.................... 72,562 31,261,886
Danel Adir Yeoshua Ltd. .................... 14,166 2,158,427
Delek Group Ltd. ......................... 21,312 5,997,591
Elbit Systems Ltd. ........................ 41,493 29,347,933
Enlight Renewable Energy Ltd.
(a)
.............. 240,688 13,582,736
Fattal Holdings 1998 Ltd.
(a)
.................. 18,932 3,894,630
First International Bank Of Israel Ltd. (The) ....... 105,168 8,928,954
Fiverr International Ltd.
(a)
.................... 74,399 1,246,183
G City Ltd. ............................. 312,209 961,489
Global-e Online Ltd.
(a)
...................... 172,118 6,290,913
Harel Insurance Investments & Financial Services Ltd. 206,741 9,482,880
ICL Group Ltd. ........................... 1,059,529 5,753,081
Inmode Ltd.
(a)
........................... 187,508 2,945,751
Isracard Ltd. ............................ 684,921 3,248,842
Israel Corp. Ltd.
(b)
......................... 7,826 2,339,110
Israel Discount Bank Ltd., Class A ............. 1,616,580 19,045,513
Ituran Location and Control Ltd. ............... 49,465 2,207,623
Kenon Holdings Ltd. ....................... 66,014 4,707,722
Kornit Digital Ltd.
(a)
........................ 83,953 1,087,191
Security Shares Value
a
Israel (continued)
Melisron Ltd. ............................ 47,885 $ 6,273,787
Menora Mivtachim Holdings Ltd. ............... 37,684 4,842,210
Migdal Insurance & Financial Holdings Ltd.
(a)(b)
..... 776,293 4,165,294
Mivne Real Estate KD Ltd. ................... 1,338,521 6,237,676
Mizrahi Tefahot Bank Ltd. ................... 236,460 18,498,037
Monday.com Ltd.
(a)
........................ 58,434 6,705,302
Next Vision Stabilized Systems Ltd. ............ 116,757 10,505,550
Nice Ltd.
(a)
............................. 84,574 8,945,725
Nova Ltd.
(a)
............................. 41,532 20,273,646
Oddity Tech Ltd., Class A
(a)(b)
................. 73,525 2,414,561
Oil Refineries Ltd. ........................ 7,275,511 2,394,148
OPC Energy Ltd.
(a)
........................ 217,338 5,912,317
Paz Retail And Energy Ltd. .................. 23,802 5,820,630
Phoenix Financial Ltd. ..................... 362,047 17,572,914
Radware Ltd.
(a)
.......................... 85,372 2,061,734
REIT 1 Ltd. ............................. 457,258 4,014,381
Shapir Engineering and Industry Ltd.
(b)
........... 335,925 3,227,974
Shikun & Binui Ltd.
(a)(b)
..................... 750,918 4,378,025
Shufersal Ltd. ........................... 429,964 5,553,003
Strauss Group Ltd. ........................ 150,839 5,693,023
Tel Aviv Stock Exchange Ltd. ................. 123,563 4,747,334
Teva Pharmaceutical Industries Ltd., ADR
(a)
....... 1,549,102 52,793,396
Tower Semiconductor Ltd.
(a)
.................. 149,098 19,687,478
Wix.com Ltd.
(a)
........................... 76,192 6,616,513
ZIM Integrated Shipping Services Ltd.
(b)
.......... 170,260 3,750,828
556,260,715
a
Italy  — 1.9%
A2A SpA .............................. 1,927,143 5,813,802
ACEA SpA ............................. 78,164 2,178,610
AMCO - Asset Management Co. SpA, Class B, NVS
(a)
261 —
Amplifon SpA ........................... 179,466 2,893,469
Azimut Holding SpA ....................... 145,297 6,137,913
Banca Generali SpA ....................... 90,438 6,093,717
Banca IFIS SpA .......................... 58,454 1,903,510
Banca Mediolanum SpA .................... 296,604 6,957,797
Banca Monte dei Paschi di Siena SpA ........... 2,681,574 27,818,105
Banca Popolare di Sondrio SpA ............... 263,388 5,385,326
Banco BPM SpA ......................... 1,608,622 24,112,140
BFF Bank SpA
(a)(d)
........................ 249,255 2,390,152
Bio On SpA
(a)(b)(c)
......................... 4,387 —
BPER Banca SpA ........................ 2,076,698 29,247,033
Brembo N.V. ............................ 252,622 3,038,875
Brunello Cucinelli SpA ..................... 44,913 4,304,652
Buzzi SpA .............................. 111,065 6,321,995
CIR SpA-Compagnie Industriali
(a)
.............. 2,040,832 1,691,571
Credito Emiliano SpA ...................... 216,013 3,973,143
Danieli & C Officine Meccaniche SpA
(b)
.......... 41,659 3,075,606
Davide Campari-Milano N.V. ................. 832,815 5,935,639
De' Longhi SpA .......................... 109,244 4,829,369
DiaSorin SpA ........................... 30,862 2,645,580
Enav SpA
(d)
............................. 356,549 2,057,838
Enel SpA .............................. 10,585,831 116,958,059
Eni SpA ............................... 2,606,665 53,277,906
ERG SpA .............................. 108,277 2,881,677
Ferrari N.V. ............................. 168,057 56,054,706
Fincantieri SpA
(a)
......................... 184,262 3,497,588
FinecoBank Banca Fineco SpA ............... 828,625 21,967,042
Generali ............................... 1,081,561 44,117,287
GVS SpA
(a)(b)(d)
........................... 139,074 684,354
Hera SpA .............................. 1,043,866 5,165,784
Infrastrutture Wireless Italiane SpA
(d)
............ 409,739 3,622,363
Interpump Group SpA ...................... 115,525 6,702,187
Intesa Sanpaolo SpA ...................... 18,953,580 134,179,661
Iren SpA ............................... 1,128,248 3,611,344

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
73
Schedule of Investments
Security Shares Value
a
Italy (continued)
Italgas SpA ............................. 808,045 $ 9,707,997
Iveco Group N.V. ......................... 260,071 5,817,447
Juventus Football Club SpA, NVS
(a)(b)
........... 283,454 862,354
Leonardo SpA ........................... 540,702 36,133,280
Lottomatica Group SpA ..................... 385,005 9,470,399
Maire SpA ............................. 258,263 4,512,461
MARR SpA
(b)
............................ 49,866 529,694
MFE-MediaForEurope N.V., Class A ............ 477,266 1,780,352
MFE-MediaForEurope N.V., Class B
(b)
........... 91,722 440,919
Moncler SpA ............................ 322,142 18,769,177
Nexi SpA
(d)
............................. 712,024 3,039,960
Piaggio & C SpA
(b)
........................ 538,088 1,112,804
Pirelli & C SpA
(d)
......................... 413,984 3,117,386
Poste Italiane SpA
(d)
....................... 642,414 16,919,999
Prysmian SpA ........................... 375,127 44,431,262
Recordati Industria Chimica e Farmaceutica SpA ... 153,663 8,466,727
Reply SpA ............................. 22,481 2,947,326
Saipem SpA ............................ 1,741,868 6,433,165
Salvatore Ferragamo SpA
(a)(b)
................. 96,901 763,364
Snam SpA ............................. 2,668,050 18,336,665
SOL SpA .............................. 54,164 2,914,829
Stellantis N.V. ........................... 2,665,330 26,153,407
Tamburi Investment Partners SpA .............. 204,611 2,316,375
Technogym SpA
(d)
........................ 186,655 3,897,896
Telecom Italia SpA
(a)
....................... 15,443,152 10,475,598
Tenaris SA ............................. 471,136 10,465,316
Terna - Rete Elettrica Nazionale ............... 1,785,931 19,352,905
UniCredit SpA ........................... 1,875,397 163,433,396
Unipol Assicurazioni SpA .................... 506,962 11,290,937
Webuild SpA ............................ 959,468 3,974,029
1,059,393,226
a
Japan  — 14.8%
77 Bank Ltd. (The) ........................ 118,000 6,480,504
ABC-Mart, Inc. .......................... 194,200 3,107,627
Activia Properties, Inc. ..................... 3,652 3,410,725
ADEKA Corp. ........................... 142,100 4,223,825
Advance Residence Investment Corp. ........... 2,985 3,239,594
Advantest Corp. .......................... 1,024,800 169,488,062
Aeon Co. Ltd. ........................... 3,007,415 41,134,210
AEON Financial Service Co. Ltd. .............. 135,500 1,479,077
AEON REIT Investment Corp. ................ 3,424 2,963,466
AGC, Inc. .............................. 221,000 8,154,785
Ai Holdings Corp. ......................... 97,800 1,686,023
Aica Kogyo Co. Ltd. ....................... 104,300 2,367,460
Aiful Corp. ............................. 736,100 2,617,362
Ain Holdings, Inc. ......................... 44,300 1,849,959
Air Water, Inc. ........................... 168,500 2,557,697
Aisin Corp. ............................. 611,400 10,953,232
Ajinomoto Co., Inc. ........................ 1,220,300 27,916,606
Alfresa Holdings Corp. ..................... 211,000 3,398,128
Alps Alpine Co. Ltd. ....................... 260,500 3,412,002
ALSOK Co. Ltd. .......................... 327,600 2,537,888
Amada Co. Ltd. .......................... 351,900 4,508,068
Amano Corp. ........................... 107,700 2,733,380
ANA Holdings, Inc. ........................ 74,000 1,436,703
and ST HD Co. Ltd. ....................... 64,600 1,162,580
Anritsu Corp. ............................ 196,300 2,720,121
Aozora Bank Ltd. ......................... 172,800 2,799,547
Appier Group, Inc. ........................ 177,700 1,193,533
Arcs Co. Ltd. ............................ 60,800 1,365,948
ARE Holdings, Inc. ........................ 214,700 5,033,239
Ariake Japan Co. Ltd. ...................... 43,400 1,573,332
Artience Co. Ltd. ......................... 104,500 2,505,315
As One Corp. ........................... 99,000 1,487,076
Security Shares Value
a
Japan (continued)
Asahi Group Holdings Ltd. ................... 1,912,900 $ 20,025,865
Asahi Intecc Co. Ltd. ...................... 266,800 4,447,599
Asahi Kasei Corp. ........................ 1,482,000 14,376,893
Asics Corp. ............................. 961,600 23,148,286
ASKUL Corp. ........................... 65,700 580,296
Astellas Pharma, Inc. ...................... 2,342,900 32,589,471
Atom Corp.
(a)(b)
........................... 284,800 1,114,091
Autobacs Seven Co. Ltd. .................... 198,800 2,117,730
Awa Bank Ltd. (The) ....................... 59,100 1,987,361
Azbil Corp. ............................. 527,200 4,613,899
Bandai Namco Holdings, Inc. ................. 807,200 20,945,800
BayCurrent, Inc. ......................... 192,200 6,772,223
Bic Camera, Inc. ......................... 173,600 1,929,053
BIPROGY, Inc. .......................... 83,900 2,786,265
Blue Zones Holdings Co. Ltd. ................. 38,400 2,203,112
BML, Inc. .............................. 59,200 1,498,166
Bridgestone Corp. ........................ 1,509,400 33,983,020
Brother Industries Ltd. ..................... 286,000 5,830,851
Calbee, Inc. ............................ 127,800 2,500,539
Canon Electronics, Inc.
(b)
.................... 57,400 1,347,138
Canon Marketing Japan, Inc. ................. 95,200 4,153,444
Canon, Inc. ............................. 1,131,400 34,438,546
Capcom Co. Ltd. ......................... 452,500 11,533,730
Casio Computer Co. Ltd. .................... 387,600 3,789,564
CCI Group, Inc. .......................... 342,000 2,051,324
Central Glass Co. Ltd. ..................... 57,900 1,364,922
Central Japan Railway Co. .................. 999,300 27,878,538
Change Holdings, Inc.
(b)
.................... 131,700 895,853
Chiba Bank Ltd. (The) ...................... 616,900 8,352,033
Chiyoda Corp.
(a)(b)
......................... 286,000 2,377,289
Chubu Electric Power Co., Inc. ................ 914,800 13,290,767
Chugai Pharmaceutical Co. Ltd. ............... 899,900 51,402,905
Chugin Financial Group, Inc. ................. 204,500 3,701,503
Chugoku Electric Power Co., Inc. (The) .......... 414,000 2,642,592
Citizen Watch Co. Ltd. ..................... 366,300 3,237,434
Coca-Cola Bottlers Japan Holdings, Inc. ......... 172,675 3,851,806
Colowide Co. Ltd.
(b)
....................... 217,800 2,484,589
Comforia Residential REIT, Inc. ............... 4,788 3,458,109
COMSYS Holdings Corp. ................... 101,700 3,177,509
Cosmo Energy Holdings Co. Ltd. .............. 125,800 3,772,380
Cosmos Pharmaceutical Corp. ................ 57,000 2,553,388
Create Restaurants Holdings, Inc.
(b)
............ 744,800 3,564,524
Create SD Holdings Co. Ltd. ................. 74,900 1,573,281
Credit Saison Co. Ltd. ...................... 153,900 4,155,004
CyberAgent, Inc. ......................... 562,300 5,101,233
Dai Nippon Printing Co. Ltd. ................. 478,800 8,590,726
Daicel Corp. ............................ 271,700 2,564,900
Daido Steel Co. Ltd. ....................... 278,000 3,571,142
Daifuku Co. Ltd. .......................... 436,500 15,658,646
Dai-ichi Life Holdings, Inc. ................... 4,708,500 41,407,221
Daiichi Sankyo Co. Ltd. ..................... 2,413,300 44,210,725
Daiichikosho Co. Ltd. ...................... 109,400 1,182,900
Daikin Industries Ltd. ...................... 348,600 41,772,870
Daio Paper Corp. ......................... 115,500 724,807
Daiseki Co. Ltd. .......................... 85,360 1,918,514
Daishi Hokuetsu Financial Group, Inc. ........... 414,300 4,939,322
Daito Trust Construction Co. Ltd. .............. 250,000 5,074,356
Daiwa House Industry Co. Ltd. ................ 679,900 23,166,958
Daiwa House REIT Investment Corp., Class A ..... 4,220 3,677,013
Daiwa Office Investment Corp., Class A .......... 1,306 3,111,488
Daiwa Securities Group, Inc. ................. 1,560,300 15,204,159
Daiwa Securities Living Investments Corp., Class A .. 4,027 2,988,527
Daiwabo Holdings Co. Ltd. .................. 136,600 2,686,352
DCM Holdings Co. Ltd. ..................... 189,700 2,000,149

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
74
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
DeNA Co. Ltd.
(b)
.......................... 137,000 $ 2,246,650
Denka Co. Ltd. .......................... 126,600 2,436,776
Denso Corp. ............................ 2,279,100 31,621,970
Dentsu Group, Inc.
(a)
....................... 216,500 4,202,597
Dexerials Corp. .......................... 253,800 4,452,727
DIC Corp. .............................. 118,600 2,902,719
Digital Arts, Inc. .......................... 27,800 1,009,690
Digital Garage, Inc. ....................... 53,500 873,023
dip Corp. .............................. 76,400 1,014,016
Disco Corp. ............................. 123,700 52,727,199
DMG Mori Co. Ltd. ........................ 177,300 3,129,033
Doutor Nichires Holdings Co. Ltd. .............. 82,400 1,501,473
Dowa Holdings Co. Ltd. .................... 76,200 4,513,173
Duskin Co. Ltd. .......................... 72,100 1,980,333
DyDo Group Holdings, Inc.
(b)
................. 54,900 876,166
Earth Corp. ............................. 39,700 1,254,413
East Japan Railway Co. .................... 1,264,500 31,744,312
Ebara Corp. ............................ 627,200 18,988,374
EDION Corp. ........................... 148,500 2,032,729
Eisai Co. Ltd. ........................... 322,200 8,982,754
Eizo Corp. ............................. 87,000 1,218,184
Electric Power Development Co. Ltd. ........... 119,100 2,529,472
ENEOS Holdings, Inc. ..................... 3,573,800 30,205,445
Exedy Corp. ............................ 83,600 3,080,704
EXEO Group, Inc. ........................ 252,800 4,217,772
Ezaki Glico Co. Ltd. ....................... 107,500 3,861,503
FANUC Corp. ........................... 1,246,500 50,052,676
Fast Retailing Co. Ltd. ..................... 256,100 97,710,555
FCC Co. Ltd. ............................ 70,500 1,716,366
Ferrotec Corp. ........................... 136,000 5,199,753
Financial Partners Group Co. Ltd. .............. 157,900 2,074,403
Food & Life Companies Ltd. ................. 162,400 8,871,905
FP Corp. .............................. 72,400 1,232,462
Freee KK
(a)(b)
............................ 87,400 1,536,097
Frontier Real Estate Investment Corp. ........... 3,980 2,344,726
Fuji Co. Ltd. ............................ 73,700 1,004,397
Fuji Corp. .............................. 110,200 2,714,980
Fuji Electric Co. Ltd. ....................... 184,200 13,121,047
FUJI OIL CO. LTD. ........................ 78,000 2,041,852
Fuji Seal International, Inc. .................. 78,000 1,613,092
FUJIFILM Holdings Corp. ................... 1,460,200 29,167,874
Fujikura Ltd. ............................ 344,000 43,236,301
Fujitsu Ltd. ............................. 2,360,200 65,580,004
Fukuoka Financial Group, Inc. ................ 191,400 6,960,037
Fukuoka REIT Corp. ....................... 2,969 3,579,849
Fukuyama Transporting Co. Ltd. ............... 33,400 993,293
Funai Soken Holdings, Inc. .................. 218,000 1,580,218
Furukawa Electric Co. Ltd. ................... 91,400 7,961,758
Fuyo General Lease Co. Ltd. ................. 79,200 2,227,257
Global One Real Estate Investment Corp. ........ 3,550 3,132,203
Glory Ltd. .............................. 102,400 2,667,297
GLP J-REIT ............................ 4,798 4,408,604
GMO internet group, Inc. .................... 165,300 4,119,473
GMO Payment Gateway, Inc. ................. 63,900 3,690,603
GNI Group Ltd.
(a)
......................... 80,100 1,325,711
Goldwin, Inc. ............................ 96,000 1,602,159
GS Yuasa Corp. ......................... 156,800 3,650,070
GungHo Online Entertainment, Inc. ............. 81,710 1,388,738
Gunma Bank Ltd. (The) .................... 531,500 6,691,429
Gunze Ltd. ............................. 91,100 2,648,173
H.U. Group Holdings, Inc. ................... 133,700 2,777,066
H2O Retailing Corp. ....................... 166,800 2,284,137
Hachijuni Nagano Bank Ltd. ................. 508,300 6,350,380
Hakuhodo DY Holdings, Inc. ................. 289,400 2,162,390
Security Shares Value
a
Japan (continued)
Hamamatsu Photonics KK ................... 345,700 $ 3,862,943
Hankyu Hanshin Holdings, Inc. ................ 288,800 8,064,173
Hankyu Hanshin REIT, Inc., Class A ............ 1,711 1,813,891
Hanwa Co. Ltd. .......................... 42,400 2,156,215
Harmonic Drive Systems, Inc. ................ 95,100 2,094,686
Haseko Corp. ........................... 290,300 5,950,094
Hazama Ando Corp. ....................... 393,800 5,092,309
Heiwa Corp. ............................ 118,200 1,548,322
Heiwa Real Estate Co. Ltd. .................. 122,800 1,796,964
Heiwa Real Estate REIT, Inc. ................. 3,983 3,927,409
Hikari Tsushin, Inc. ........................ 21,500 5,937,896
Hino Motors Ltd.
(a)
........................ 466,400 1,255,414
Hirogin Holdings, Inc. ...................... 474,300 5,371,875
Hirose Electric Co. Ltd. ..................... 27,405 2,958,692
HIS Co. Ltd. ............................ 103,100 856,339
Hisamitsu Pharmaceutical Co., Inc. ............. 88,900 3,662,255
Hitachi Construction Machinery Co. Ltd. ......... 117,700 3,848,671
Hitachi Ltd. ............................. 6,094,200 211,469,400
Hogy Medical Co. Ltd. ..................... 55,200 2,386,198
Hokkaido Electric Power Co., Inc. .............. 310,300 2,105,891
Hokuetsu Corp. .......................... 170,100 999,830
Hokuhoku Financial Group, Inc. ............... 208,800 7,176,213
Hokuriku Electric Power Co. ................. 256,700 1,623,635
Honda Motor Co. Ltd. ...................... 4,827,500 48,552,737
Horiba Ltd. ............................. 44,900 5,325,391
Hoshino Resorts REIT, Inc. .................. 1,234 2,048,603
Hoshizaki Corp. .......................... 133,800 4,410,728
House Foods Group, Inc. ................... 98,200 1,900,103
Hoya Corp. ............................. 458,900 76,983,144
Hulic Co. Ltd. ........................... 477,500 5,690,326
Hulic REIT, Inc. .......................... 2,602 2,896,631
Hyakugo Bank Ltd. (The) ................... 653,000 5,938,541
Ibiden Co. Ltd. ........................... 323,400 17,047,944
Ichigo Office REIT Investment Corp. ............ 3,108 1,951,655
Ichigo, Inc. ............................. 403,400 1,064,548
Idemitsu Kosan Co. Ltd. .................... 863,275 7,325,113
IHI Corp. .............................. 1,397,200 32,325,876
Iida Group Holdings Co. Ltd. ................. 173,200 2,860,518
Inaba Denki Sangyo Co. Ltd. ................. 235,400 3,920,882
Industrial & Infrastructure Fund Investment Corp., Class
A .................................. 5,395 5,224,740
Infomart Corp. ........................... 351,300 1,026,613
INFRONEER Holdings, Inc. .................. 278,576 4,172,397
Inpex Corp. ............................. 1,083,000 24,263,767
Internet Initiative Japan, Inc. ................. 180,200 2,911,691
Invincible Investment Corp. .................. 11,153 4,723,499
Isetan Mitsukoshi Holdings Ltd. ............... 424,000 6,804,593
Isuzu Motors Ltd. ......................... 579,100 9,329,188
Ito En Ltd. .............................. 82,900 1,532,003
ITOCHU Corp. .......................... 7,804,600 99,918,955
Itoham Yonekyu Holdings, Inc. ................ 64,200 2,499,394
Iwatani Corp. ........................... 289,800 3,437,315
Iyogin Holdings, Inc. ....................... 329,000 6,124,320
Izumi Co. Ltd. ........................... 65,600 1,297,723
J Front Retailing Co. Ltd. .................... 350,500 5,116,985
Jaccs Co. Ltd. ........................... 62,100 1,702,268
JAFCO Group Co. Ltd. ..................... 102,700 1,621,241
Japan Airlines Co. Ltd. ..................... 136,500 2,579,196
Japan Airport Terminal Co. Ltd. ............... 99,900 3,128,214
Japan Aviation Electronics Industry Ltd. .......... 73,100 1,142,062
Japan Elevator Service Holdings Co. Ltd.
(b)
....... 311,600 3,280,859
Japan Excellent, Inc. ...................... 2,042 1,973,916
Japan Exchange Group, Inc. ................. 1,235,400 13,480,953
Japan Hotel REIT Investment Corp., Class A ...... 8,652 4,651,728

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
75
Schedule of Investments
Security Shares Value
a
Japan (continued)
Japan Lifeline Co. Ltd. ..................... 133,300 $ 1,331,491
Japan Logistics Fund, Inc. ................... 5,286 3,453,328
Japan Material Co. Ltd. ..................... 142,800 1,655,999
Japan Metropolitan Fund Invest ............... 8,665 6,820,065
Japan Petroleum Exploration Co. Ltd. ........... 239,000 2,942,496
Japan Post Bank Co. Ltd. ................... 2,332,800 41,447,796
Japan Post Holdings Co. Ltd. ................. 2,219,000 26,700,810
Japan Post Insurance Co. Ltd. ................ 226,800 7,024,463
Japan Prime Realty Investment Corp. ........... 6,275 4,255,539
Japan Real Estate Investment Corp. ............ 7,130 5,752,440
Japan Securities Finance Co. Ltd. ............. 224,600 3,089,388
Japan Steel Works Ltd. (The) ................. 98,300 5,441,165
Japan Tobacco, Inc. ....................... 1,602,500 57,917,015
Jeol Ltd. ............................... 62,500 2,521,438
JFE Holdings, Inc. ........................ 611,700 8,235,426
JGC Holdings Corp. ....................... 398,200 5,580,401
JINS Holdings, Inc. ....................... 42,600 1,425,988
JMDC, Inc. ............................. 54,000 1,186,441
JTEKT Corp. ............................ 418,300 4,939,221
Juroku Financial Group, Inc. ................. 57,400 3,052,242
Justsystems Corp. ........................ 56,900 1,757,458
JVCKenwood Corp. ....................... 295,200 2,399,355
JX Advanced Metals Corp. .................. 739,400 11,964,502
Kadokawa Corp. ......................... 130,136 2,750,614
Kagome Co. Ltd. ......................... 202,600 3,587,756
Kajima Corp. ............................ 569,800 23,245,422
Kakaku.com, Inc. ......................... 215,400 2,939,815
Kaken Pharmaceutical Co. Ltd. ............... 65,000 1,708,431
Kamigumi Co. Ltd. ........................ 165,800 5,802,302
Kanadevia Corp. ......................... 339,400 2,240,960
Kanamoto Co. Ltd. ........................ 75,100 1,811,336
Kandenko Co. Ltd. ........................ 197,300 7,103,270
Kaneka Corp. ........................... 65,700 1,992,276
Kanematsu Corp. ......................... 322,000 4,229,367
Kansai Electric Power Co., Inc. (The) ........... 1,240,600 19,793,684
Kansai Paint Co. Ltd. ...................... 272,600 4,350,524
Kao Corp. .............................. 610,000 24,401,505
Kasumigaseki Capital Co. Ltd. ................ 39,600 1,921,721
Katitas Co. Ltd. .......................... 76,000 1,501,651
Kawasaki Heavy Industries Ltd. ............... 207,900 17,354,700
Kawasaki Kisen Kaisha Ltd. .................. 444,000 6,415,826
KDDI Corp. ............................. 3,855,600 65,097,858
KDX Realty Investment Corp., Class A .......... 6,432 6,958,371
Keihan Holdings Co. Ltd. .................... 139,000 3,087,709
Keikyu Corp. ............................ 423,300 4,160,327
Keio Corp. ............................. 241,800 6,030,819
Keisei Electric Railway Co. Ltd. ............... 461,600 3,647,614
Keiyo Bank Ltd. (The) ...................... 226,400 2,720,220
Kewpie Corp. ........................... 158,200 4,431,358
Keyence Corp. .......................... 255,000 93,549,393
KH Neochem Co. Ltd. ...................... 90,800 1,493,534
Kikkoman Corp. .......................... 806,300 7,293,438
Kinden Corp. ............................ 154,400 6,832,190
Kintetsu Group Holdings Co. Ltd. .............. 189,100 3,924,548
Kioxia Holdings Corp.
(a)
..................... 255,000 34,880,496
Kirin Holdings Co. Ltd. ..................... 940,000 14,614,408
Kissei Pharmaceutical Co. Ltd. ................ 80,500 2,397,697
Kiyo Bank Ltd. (The) ....................... 88,300 2,156,441
Kobayashi Pharmaceutical Co. Ltd. ............. 83,400 2,916,767
Kobe Bussan Co. Ltd. ...................... 194,500 4,753,479
Kobe Steel Ltd. .......................... 275,100 3,960,011
Koei Tecmo Holdings Co. Ltd. ................ 187,560 2,080,436
Koito Manufacturing Co. Ltd. ................. 186,100 2,913,434
Kokusai Electric Corp. ..................... 257,400 10,686,295
Security Shares Value
a
Japan (continued)
Kokuyo Co. Ltd. .......................... 676,800 $ 3,965,341
Komatsu Ltd. ........................... 1,230,500 47,097,620
KOMEDA Holdings Co. Ltd. .................. 137,400 2,518,860
Komeri Co. Ltd. .......................... 77,400 1,651,621
Konami Group Corp. ...................... 136,400 19,917,565
Konica Minolta, Inc. ....................... 624,500 2,733,586
Kose Holdings Corp. ...................... 48,100 1,716,019
Koshidaka Holdings Co. Ltd.
(b)
................ 146,500 1,131,153
Kotobuki Spirits Co. Ltd. .................... 188,000 2,183,403
Kraftia Corp. ............................ 74,200 3,869,655
K's Holdings Corp. ........................ 226,100 2,351,416
Kubota Corp. ........................... 1,273,300 19,509,069
Kumagai Gumi Co. Ltd. ..................... 374,000 4,197,448
Kumiai Chemical Industry Co. Ltd. ............. 189,800 863,463
Kura Sushi, Inc. .......................... 56,800 1,249,514
Kuraray Co. Ltd. ......................... 322,900 3,485,870
Kureha Corp. ........................... 91,300 2,592,853
Kurita Water Industries Ltd. .................. 118,200 5,912,337
Kusuri no Aoki Holdings Co. Ltd. .............. 122,000 3,197,644
KYB Corp. ............................. 119,300 3,389,393
Kyocera Corp. ........................... 1,652,600 24,793,636
Kyorin Pharmaceutical Co. Ltd. ............... 115,000 1,206,993
Kyoritsu Maintenance Co. Ltd. ................ 157,400 2,862,142
Kyoto Financial Group, Inc. .................. 287,300 6,940,682
Kyowa Kirin Co. Ltd. ....................... 298,400 4,844,255
Kyushu Electric Power Co., Inc. ............... 431,900 4,807,870
Kyushu Financial Group, Inc. ................. 569,700 4,270,393
Kyushu Railway Co. ....................... 154,400 3,936,821
LaSalle Logiport REIT ...................... 3,653 3,707,634
Lasertec Corp. .......................... 108,500 24,926,507
Leopalace21 Corp. ........................ 325,500 1,455,070
Lintec Corp. ............................ 100,200 3,091,437
Lion Corp. ............................. 343,000 3,672,467
Lixil Corp. .............................. 287,700 3,300,416
LY Corp. ............................... 3,444,900 8,820,391
M&A Capital Partners Co. Ltd. ................ 35,400 721,056
M3, Inc. ............................... 593,200 7,319,514
Mabuchi Motor Co. Ltd. ..................... 332,000 3,118,773
Macnica Holdings, Inc. ..................... 208,800 3,579,997
Makino Milling Machine Co. Ltd. ............... 43,000 3,168,967
Makita Corp. ............................ 288,700 10,031,038
Mani, Inc. .............................. 124,800 1,231,250
Marubeni Corp. .......................... 1,900,100 62,984,796
Maruha Nichiro Corp. ...................... 255,900 2,304,758
Marui Group Co. Ltd. ...................... 166,800 3,264,260
Maruichi Steel Tube Ltd. .................... 319,800 3,168,857
Maruwa Co. Ltd. ......................... 13,600 4,181,417
Matsui Securities Co. Ltd. ................... 346,200 2,036,866
MatsukiyoCocokara & Co. ................... 419,490 6,716,827
Maxell Ltd. ............................. 110,600 1,591,091
Mazda Motor Corp. ....................... 676,800 5,208,215
McDonald's Holdings Co. Japan Ltd. ............ 66,600 2,888,008
MCJ Co. Ltd. ............................ 189,700 1,933,115
Mebuki Financial Group, Inc. ................. 1,227,750 9,262,386
Medipal Holdings Corp. ..................... 204,200 3,700,994
Megachips Corp. ......................... 43,900 2,404,481
Megmilk Snow Brand Co. Ltd. ................ 89,300 1,944,860
Meidensha Corp. ......................... 68,900 2,700,217
MEIJI Holdings Co. Ltd. .................... 228,900 5,358,650
Meiko Electronics Co. Ltd. ................... 42,600 3,493,646
MEITEC Group Holdings, Inc. ................ 163,200 3,650,601
Menicon Co. Ltd. ......................... 109,600 1,149,347
Mercari, Inc.
(a)
........................... 187,800 4,167,708
Metaplanet, Inc.
(a)(b)
....................... 638,700 1,802,711

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
76
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
Micronics Japan Co. Ltd. .................... 54,700 $ 3,162,678
Milbon Co. Ltd. .......................... 62,400 1,025,227
MINEBEA MITSUMI, Inc. ................... 474,272 9,692,666
Mirai Corp. ............................. 10,464 3,380,303
MIRAIT ONE corp. ........................ 198,200 4,755,979
MISUMI Group, Inc. ....................... 333,100 5,506,238
Mitsubishi Chemical Group Corp. .............. 1,540,100 10,168,048
Mitsubishi Corp. .......................... 4,212,400 111,908,004
Mitsubishi Electric Corp. .................... 2,516,200 78,661,170
Mitsubishi Estate Co. Ltd. ................... 1,424,800 36,312,330
Mitsubishi Estate Logistics REIT Investment Corp. .. 3,189 2,711,420
Mitsubishi Gas Chemical Co., Inc. ............. 313,500 6,219,117
Mitsubishi HC Capital, Inc. ................... 864,190 7,541,733
Mitsubishi Heavy Industries Ltd. ............... 4,272,500 125,799,193
Mitsubishi Logistics Corp. ................... 433,000 3,698,666
Mitsubishi Materials Corp. ................... 173,100 4,979,065
Mitsubishi Motors Corp. .................... 1,013,400 2,491,266
Mitsubishi Pencil Co. Ltd. ................... 64,500 956,799
Mitsubishi UFJ Financial Group, Inc. ............ 15,253,300 276,242,665
Mitsuboshi Belting Ltd. ..................... 61,100 1,591,727
Mitsui & Co. Ltd. ......................... 3,259,600 106,474,946
Mitsui Chemicals, Inc. ...................... 437,600 6,393,804
Mitsui E&S Co. Ltd. ....................... 148,900 6,616,972
Mitsui Fudosan Accommodations Fund, Inc., Class A . 4,051 3,620,143
Mitsui Fudosan Co. Ltd. .................... 3,542,000 40,615,766
Mitsui Fudosan Logistics Park, Inc. ............. 7,003 5,226,778
Mitsui High-Tec, Inc. ....................... 266,300 1,287,695
Mitsui Kinzoku Co. Ltd. ..................... 80,500 10,505,961
Mitsui OSK Lines Ltd. ...................... 419,600 13,152,336
Miura Co. Ltd. ........................... 190,600 3,919,128
MIXI, Inc. .............................. 60,000 1,056,207
Mizuho Financial Group, Inc. ................. 3,304,550 143,476,641
Mizuho Leasing Co. Ltd. .................... 315,000 2,908,298
Mochida Pharmaceutical Co. Ltd. .............. 62,800 1,472,237
Modec, Inc. ............................. 64,000 6,241,117
Monex Group, Inc. ........................ 335,400 1,540,862
Money Forward, Inc.
(a)
..................... 91,800 2,317,053
MonotaRO Co. Ltd. ....................... 318,300 4,293,531
Mori Hills REIT Investment Corp., Class A ........ 3,304 3,099,902
Mori Trust REIT, Inc. ....................... 8,519 4,279,544
Morinaga & Co. Ltd. ....................... 174,100 3,044,802
Morinaga Milk Industry Co. Ltd. ............... 141,600 3,656,666
MOS Food Services, Inc. ................... 70,500 1,920,562
MS&AD Insurance Group Holdings, Inc. ......... 1,695,600 43,199,753
Murata Manufacturing Co. Ltd. ................ 2,215,700 45,013,163
Musashi Seimitsu Industry Co. Ltd. ............. 88,500 1,566,246
Musashino Bank Ltd. (The) .................. 58,000 2,069,946
Nabtesco Corp. .......................... 161,800 4,384,398
Nachi-Fujikoshi Corp. ...................... 21,300 674,301
Nagase & Co. Ltd. ........................ 151,000 3,924,586
Nagoya Railroad Co. Ltd. ................... 247,900 2,770,604
Nakanishi, Inc. .......................... 125,300 1,756,832
Namura Shipbuilding Co. Ltd. ................ 88,800 2,420,702
Nankai Electric Railway Co. Ltd. ............... 160,800 2,977,639
Nanto Bank Ltd. (The) ..................... 47,600 2,054,358
NEC Corp. ............................. 1,764,900 59,829,477
Nexon Co. Ltd. .......................... 486,200 11,631,945
Nextage Co. Ltd. ......................... 147,000 3,114,225
NGK Insulators Ltd. ....................... 220,500 5,282,734
NH Foods Ltd. ........................... 88,700 4,027,117
NHK Spring Co. Ltd. ....................... 270,200 4,910,531
Nichias Corp. ........................... 107,900 5,413,219
Nichiha Corp. ........................... 60,600 1,333,891
Nichirei Corp. ........................... 358,000 4,422,952
Security Shares Value
a
Japan (continued)
NIDEC CORP. ........................... 1,112,700 $ 15,916,908
Nifco, Inc. .............................. 107,200 3,337,561
Nihon Kohden Corp. ....................... 248,700 2,757,178
Nihon M&A Center Holdings, Inc. .............. 463,300 2,127,777
Nihon Parkerizing Co. Ltd. ................... 159,200 1,517,627
Nikkon Holdings Co. Ltd. .................... 212,500 5,037,426
Nikon Corp. ............................ 374,000 4,707,414
Nintendo Co. Ltd. ......................... 1,467,600 90,881,874
Nippn Corp. ............................ 146,400 2,499,118
Nippon Building Fund, Inc. ................... 9,364 8,685,908
Nippon Electric Glass Co. Ltd. ................ 114,000 4,957,858
NIPPON EXPRESS HOLDINGS, INC. ........... 245,600 5,578,711
Nippon Gas Co. Ltd. ....................... 192,600 3,652,664
Nippon Kayaku Co. Ltd. .................... 297,600 3,458,602
Nippon Light Metal Holdings Co. Ltd. ............ 93,090 1,642,305
Nippon Paint Holdings Co. Ltd. ................ 1,269,400 8,428,840
Nippon Paper Industries Co. Ltd. .............. 139,700 1,060,807
Nippon Prologis REIT, Inc. ................... 7,035 4,105,082
NIPPON REIT Investment Corp. ............... 3,880 2,410,236
Nippon Sanso Holdings Corp. ................ 215,900 6,551,083
Nippon Shinyaku Co. Ltd. ................... 78,300 2,613,645
Nippon Shokubai Co. Ltd. ................... 278,800 4,015,494
Nippon Soda Co. Ltd. ...................... 126,600 3,021,338
Nippon Steel Corp. ........................ 5,945,285 24,774,315
Nippon Yusen KK ......................... 546,300 17,954,074
Nipro Corp. ............................. 212,400 1,951,885
Nishimatsu Construction Co. Ltd. .............. 68,500 2,549,079
Nishimatsuya Chain Co. Ltd. ................. 113,600 1,571,441
Nishi-Nippon Financial Holdings, Inc. ........... 200,400 4,853,897
Nishi-Nippon Railroad Co. Ltd. ................ 118,300 2,178,651
Nishio Holdings Co. Ltd. .................... 53,800 1,671,313
Nissan Chemical Corp. ..................... 138,600 4,777,471
Nissan Motor Co. Ltd.
(a)(b)
................... 2,772,000 6,756,373
Nissan Shatai Co. Ltd. ..................... 68,900 443,062
Nisshin Oillio Group Ltd. (The) ................ 59,000 2,154,132
Nisshin Seifun Group, Inc. ................... 206,500 2,620,613
Nisshinbo Holdings, Inc. .................... 229,800 2,130,620
Nissin Foods Holdings Co. Ltd. ............... 189,600 3,847,120
Nissui Corp. ............................ 542,300 4,571,617
Niterra Co. Ltd. .......................... 190,900 8,346,500
Nitori Holdings Co. Ltd. ..................... 524,500 8,965,789
Nitto Boseki Co. Ltd. ....................... 41,200 3,931,875
Nitto Denko Corp. ........................ 926,700 20,594,360
Nitto Kogyo Corp. ........................ 75,000 2,006,446
Noevir Holdings Co. Ltd. .................... 61,300 1,850,851
NOF Corp. ............................. 231,300 4,467,439
Nojima Corp. ............................ 435,000 3,035,284
NOK Corp. ............................. 117,800 2,294,217
Nomura Co. Ltd. ......................... 132,200 1,168,498
Nomura Holdings, Inc. ..................... 4,006,100 36,304,628
Nomura Micro Science Co. Ltd.
(b)
.............. 56,000 1,265,471
Nomura Real Estate Holdings, Inc. ............. 529,500 3,518,654
Nomura Real Estate Master Fund, Inc. .......... 3,684 3,980,656
Nomura Research Institute Ltd. ............... 503,120 15,305,104
Noritz Corp. ............................ 72,800 973,364
North Pacific Bank Ltd. ..................... 524,500 3,133,414
NS Solutions Corp.
(b)
...................... 126,400 3,339,409
NSD Co. Ltd. ........................... 147,000 3,085,281
NSK Ltd. .............................. 512,200 3,562,122
NTN Corp. ............................. 774,200 1,855,552
NTT UD REIT Investment Corp. ............... 2,863 2,640,005
NTT, Inc. .............................. 37,427,300 37,609,916
Nxera Pharma Co. Ltd.
(a)(b)
................... 129,600 683,101
Obayashi Corp. .......................... 808,000 18,239,245

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
77
Schedule of Investments
Security Shares Value
a
Japan (continued)
OBIC Business Consultants Co. Ltd. ............ 67,300 $ 2,981,260
Obic Co. Ltd. ............................ 407,900 11,337,152
Odakyu Electric Railway Co. Ltd. .............. 345,800 3,703,920
Ogaki Kyoritsu Bank Ltd. (The) ................ 78,300 2,859,749
Ohsho Food Service Corp. .................. 123,100 2,506,461
Oji Holdings Corp. ........................ 965,400 5,718,514
Okamoto Industries, Inc. .................... 26,300 936,505
Okamura Corp. .......................... 148,400 2,277,655
Okasan Securities Group, Inc. ................ 341,300 1,954,460
Oki Electric Industry Co. Ltd. ................. 157,400 2,076,895
OKUMA Corp. ........................... 67,200 1,667,823
Okumura Corp. .......................... 85,200 3,548,270
Olympus Corp. .......................... 1,516,100 18,109,063
Omron Corp. ............................ 217,500 5,549,456
Ono Pharmaceutical Co. Ltd. ................. 390,600 5,819,294
Open House Group Co. Ltd. ................. 82,800 4,872,097
Oracle Corp. ............................ 48,000 3,247,922
Organo Corp. ........................... 51,200 5,406,278
Orient Corp. ............................ 119,780 851,534
Oriental Land Co. Ltd. ..................... 1,420,100 24,860,847
ORIX Corp. ............................. 1,510,200 46,023,936
Orix JREIT, Inc. .......................... 5,112 3,423,613
Osaka Gas Co. Ltd. ....................... 479,000 17,982,932
Osaka Soda Co. Ltd. ...................... 124,900 1,815,235
OSG Corp. ............................. 118,900 2,007,822
Otsuka Corp. ........................... 249,200 4,940,761
Otsuka Holdings Co. Ltd. ................... 585,300 35,040,961
PALTAC Corp. ........................... 43,300 1,355,035
Pan Pacific International Holdings Corp. ......... 2,573,500 15,236,508
Panasonic Holdings Corp. ................... 3,147,700 43,157,151
Park24 Co. Ltd. .......................... 200,300 2,791,315
Penta-Ocean Construction Co. Ltd. ............. 627,000 6,580,484
PeptiDream, Inc.
(a)
........................ 190,400 1,931,991
Persol Holdings Co. Ltd. .................... 1,985,200 3,476,916
Pigeon Corp. ............................ 282,000 2,938,899
Pilot Corp. ............................. 49,700 1,562,601
PKSHA Technology, Inc.
(a)(b)
.................. 80,300 1,639,470
Pola Orbis Holdings, Inc. .................... 147,600 1,291,218
Prestige International, Inc. ................... 214,200 959,989
Raito Kogyo Co. Ltd. ...................... 95,200 2,152,687
Rakus Co. Ltd. .......................... 375,200 2,135,385
Rakuten Bank Ltd.
(a)
....................... 131,800 6,307,710
Rakuten Group, Inc.
(a)
...................... 1,976,800 11,852,321
Recruit Holdings Co. Ltd. ................... 1,876,400 98,837,047
Relo Group, Inc. ......................... 149,400 1,697,130
Renesas Electronics Corp.
(a)
................. 2,359,500 39,227,757
Rengo Co. Ltd. .......................... 299,500 2,565,742
Resona Holdings, Inc. ..................... 2,766,300 32,255,406
Resonac Holdings Corp. .................... 236,900 13,757,956
Resorttrust, Inc. .......................... 326,700 3,806,894
Ricoh Co. Ltd. ........................... 705,200 6,240,070
Ricoh Leasing Co. Ltd. ..................... 31,000 1,201,318
Rinnai Corp. ............................ 134,200 3,524,816
Rohm Co. Ltd. ........................... 457,800 8,016,878
Rohto Pharmaceutical Co. Ltd. ................ 219,600 3,635,649
Rorze Corp. ............................ 179,600 3,804,657
Round One Corp. ........................ 376,600 2,660,605
Royal Holdings Co. Ltd. .................... 128,600 1,101,858
Ryohin Keikaku Co. Ltd. .................... 703,000 14,021,192
Ryoyo Ryosan Holdings, Inc. ................. 41,316 832,671
Saizeriya Co. Ltd. ........................ 67,300 2,722,359
Sakai Moving Service Co. Ltd. ................ 50,000 943,806
Sakata Seed Corp. ........................ 84,400 2,219,984
Sakura Internet, Inc.
(b)
...................... 45,700 788,367
Security Shares Value
a
Japan (continued)
San-A Co. Ltd. ........................... 102,200 $ 1,948,302
Sangetsu Corp. .......................... 130,600 2,666,139
San-In Godo Bank Ltd. (The) ................. 195,500 1,999,837
Sanken Electric Co. Ltd.
(a)
................... 40,800 1,923,141
Sankyo Co. Ltd. .......................... 285,000 4,458,122
Sankyu, Inc. ............................ 71,300 4,247,723
Sanrio Co. Ltd.
(b)
......................... 238,300 7,372,630
Sansan, Inc.
(a)
........................... 105,000 1,014,683
Santen Pharmaceutical Co. Ltd. ............... 312,300 3,513,260
Sanwa Holdings Corp. ..................... 259,700 5,882,544
Sapporo Holdings Ltd. ..................... 463,500 4,948,328
Sawai Group Holdings Co. Ltd. ............... 177,400 2,721,094
SBI Holdings, Inc. ........................ 787,200 17,801,749
SCREEN Holdings Co. Ltd. .................. 104,600 13,321,124
Secom Co. Ltd. .......................... 534,200 19,569,657
Sega Sammy Holdings, Inc. .................. 222,900 3,496,169
Seibu Holdings, Inc. ....................... 297,300 7,877,314
Seiko Epson Corp. ........................ 241,600 3,108,837
Seiko Group Corp. ........................ 54,000 2,697,566
Seino Holdings Co. Ltd. .................... 160,500 2,498,571
Seiren Co. Ltd. .......................... 89,200 1,825,458
Sekisui Chemical Co. Ltd. ................... 389,100 6,882,160
Sekisui House Ltd. ........................ 779,000 17,361,415
Sekisui House REIT, Inc. .................... 6,721 3,946,734
Seria Co. Ltd. ........................... 95,900 2,278,652
Seven & i Holdings Co. Ltd. .................. 2,756,400 39,473,293
Seven Bank Ltd. ......................... 1,198,600 2,307,220
SG Holdings Co. Ltd. ...................... 325,200 3,130,964
Sharp Corp.
(a)
........................... 528,900 2,413,723
Shibaura Machine Co. Ltd. .................. 52,700 1,450,862
SHIFT, Inc.
(a)
............................ 334,600 1,586,314
Shiga Bank Ltd. (The) ...................... 77,800 3,978,927
Shikoku Electric Power Co., Inc. ............... 258,300 2,614,649
Shimadzu Corp. .......................... 275,700 7,472,051
Shimamura Co. Ltd. ....................... 49,400 3,311,035
Shimano, Inc. ........................... 98,100 11,182,171
Shimizu Corp. ........................... 685,200 12,168,408
Shin-Etsu Chemical Co. Ltd. ................. 2,228,300 73,276,663
Shinmaywa Industries Ltd. ................... 160,700 2,270,686
Shionogi & Co. Ltd. ....................... 992,100 20,426,527
Ship Healthcare Holdings, Inc. ................ 121,500 2,002,790
Shiseido Co. Ltd. ......................... 499,600 8,533,027
Shizuoka Financial Group, Inc. ................ 473,100 7,728,556
SHO-BOND Holdings Co. Ltd. ................ 339,200 3,044,913
Shochiku Co. Ltd.
(b)
....................... 20,600 1,577,274
SKY Perfect JSAT Holdings, Inc. .............. 399,700 5,777,609
Skylark Holdings Co. Ltd. ................... 297,200 6,047,317
SMC Corp. ............................. 74,600 29,002,336
SMS Co. Ltd. ........................... 119,700 1,266,741
Socionext, Inc. .......................... 255,700 3,421,588
SoftBank Corp. .......................... 37,229,700 50,604,804
SoftBank Group Corp. ..................... 5,097,200 139,191,215
Sojitz Corp. ............................. 263,620 9,612,983
Sompo Holdings, Inc. ...................... 1,187,400 40,946,907
Sony Financial Group, Inc.
(a)
................. 8,249,700 8,289,147
Sony Group Corp. ........................ 8,196,100 180,706,849
Sotetsu Holdings, Inc. ...................... 169,900 3,070,755
Square Enix Holdings Co. Ltd. ................ 306,900 5,302,731
Stanley Electric Co. Ltd. .................... 133,700 2,633,917
Subaru Corp. ........................... 746,800 16,032,420
Sugi Holdings Co. Ltd. ..................... 178,900 4,114,145
SUMCO Corp. ........................... 420,000 4,384,805
Sumitomo Bakelite Co. Ltd. .................. 147,400 5,191,417
Sumitomo Chemical Co. Ltd. ................. 1,748,200 5,318,240

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
78
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
Sumitomo Corp. ......................... 1,418,700 $ 57,612,118
Sumitomo Electric Industries Ltd. .............. 959,700 42,015,199
Sumitomo Forestry Co. Ltd. .................. 590,100 6,398,048
Sumitomo Heavy Industries Ltd. ............... 141,700 4,411,775
Sumitomo Metal Mining Co. Ltd. ............... 322,200 18,206,996
Sumitomo Mitsui Financial Group, Inc. ........... 4,845,300 170,508,276
Sumitomo Mitsui Trust Group, Inc. ............. 779,800 26,044,373
Sumitomo Osaka Cement Co. Ltd. ............. 53,700 1,447,365
Sumitomo Pharma Co. Ltd.
(a)
................. 291,700 4,340,792
Sumitomo Realty & Development Co. Ltd. ........ 807,200 22,478,083
Sumitomo Rubber Industries Ltd. .............. 244,300 3,937,176
Sumitomo Warehouse Co. Ltd. (The) ........... 135,700 3,255,173
Sundrug Co. Ltd. ......................... 117,300 3,122,745
Suntory Beverage & Food Ltd. ................ 103,300 3,272,444
Suruga Bank Ltd. ......................... 267,900 3,364,814
Suzuken Co. Ltd. ......................... 80,100 3,228,802
Suzuki Motor Corp. ....................... 2,123,400 28,952,704
Sysmex Corp. ........................... 646,600 6,118,300
Systena Corp. ........................... 459,500 1,507,850
T Hasegawa Co. Ltd. ...................... 89,700 1,650,148
T&D Holdings, Inc. ........................ 641,400 15,841,926
Tadano Ltd. ............................ 145,800 1,077,526
Taiheiyo Cement Corp. ..................... 138,400 3,803,142
Taikisha Ltd. ............................ 83,600 1,867,546
Taisei Corp. ............................ 203,600 20,308,714
Taiyo Holdings Co. Ltd. ..................... 183,000 5,923,141
Taiyo Yuden Co. Ltd. ...................... 171,100 3,617,994
Takara Bio, Inc. .......................... 142,900 750,692
Takara Holdings, Inc. ...................... 349,900 3,613,859
Takasago Thermal Engineering Co. Ltd. ......... 152,400 4,405,995
Takashimaya Co. Ltd. ...................... 412,600 5,157,281
Takeda Pharmaceutical Co. Ltd. ............... 2,037,683 69,362,126
Takeuchi Manufacturing Co. Ltd. .............. 67,200 2,782,348
Takuma Co. Ltd. ......................... 130,200 2,104,723
Tamron Co. Ltd. .......................... 365,600 2,440,457
TDK Corp. ............................. 2,606,200 33,628,391
Teijin Ltd. .............................. 257,100 2,487,280
Terumo Corp. ........................... 1,667,000 21,806,445
THK Co. Ltd. ............................ 136,500 4,078,251
TIS, Inc. ............................... 274,100 7,975,901
Toagosei Co. Ltd. ......................... 183,700 2,088,029
Tobu Railway Co. Ltd. ...................... 143,200 2,528,113
Toda Corp. ............................. 293,400 2,561,008
Toei Animation Co. Ltd. ..................... 83,600 1,389,661
Toei Co. Ltd. ............................ 62,000 2,256,935
Toho Bank Ltd. (The) ...................... 515,300 2,006,776
Toho Co. Ltd. ........................... 146,700 7,466,761
Toho Gas Co. Ltd. ........................ 107,500 3,561,084
Toho Holdings Co. Ltd. ..................... 93,800 2,801,999
Tohoku Electric Power Co., Inc. ............... 523,300 3,774,497
Tokai Carbon Co. Ltd. ...................... 448,600 3,104,028
Tokai Rika Co. Ltd. ........................ 87,200 1,767,419
Tokai Tokyo Financial Holdings, Inc. ............ 476,900 2,284,854
Tokio Marine Holdings, Inc. .................. 2,421,200 90,244,260
Tokuyama Corp. ......................... 152,900 3,997,456
Tokyo Century Corp. ....................... 232,800 3,243,057
Tokyo Electric Power Co. Holdings, Inc.
(a)
......... 1,984,200 7,453,268
Tokyo Electron Ltd. ....................... 598,400 159,448,971
Tokyo Gas Co. Ltd. ....................... 431,900 19,161,515
Tokyo Kiraboshi Financial Group, Inc. ........... 51,700 3,375,465
Tokyo Metro Co. Ltd. ...................... 363,100 3,877,118
Tokyo Ohka Kogyo Co. Ltd. .................. 146,500 6,915,030
Tokyo Seimitsu Co. Ltd. .................... 55,500 5,028,330
Tokyo Steel Manufacturing Co. Ltd. ............. 150,300 1,467,490
Security Shares Value
a
Japan (continued)
Tokyo Tatemono Co. Ltd. .................... 192,000 $ 4,518,187
Tokyotokeiba Co. Ltd. ...................... 31,900 1,104,969
Tokyu Construction Co. Ltd. .................. 207,100 1,711,315
Tokyu Corp. ............................ 526,700 5,940,520
Tokyu Fudosan Holdings Corp. ................ 545,200 5,048,286
Tokyu REIT, Inc. ......................... 2,327 3,119,365
TOMONY Holdings, Inc. .................... 271,900 1,538,815
Tomy Co. Ltd. ........................... 141,600 2,500,446
TOPPAN Holdings, Inc. ..................... 298,100 9,208,234
Toray Industries, Inc. ...................... 1,846,800 13,622,382
Toridoll Holdings Corp.
(b)
.................... 119,200 3,215,415
Toshiba TEC Corp. ........................ 49,200 827,396
Tosoh Corp. ............................ 298,900 4,878,230
Totetsu Kogyo Co. Ltd. ..................... 53,600 1,613,875
TOTO Ltd. ............................. 170,600 5,361,770
Towa Corp. ............................. 132,100 2,549,582
Towa Pharmaceutical Co. Ltd. ................ 74,400 1,732,818
Toyo Seikan Group Holdings Ltd. .............. 200,600 5,033,024
Toyo Suisan Kaisha Ltd. .................... 110,800 7,910,734
Toyo Tire Corp. .......................... 240,500 6,481,408
Toyobo Co. Ltd. .......................... 135,700 1,164,560
Toyoda Gosei Co. Ltd. ..................... 102,500 2,784,709
Toyota Boshoku Corp. ..................... 125,200 2,102,349
Toyota Industries Corp. ..................... 217,300 27,804,840
Toyota Motor Corp. ....................... 12,615,400 285,934,182
Toyota Tsusho Corp. ....................... 897,900 32,700,819
Trend Micro, Inc. ......................... 168,200 6,598,138
Tri Chemical Laboratories, Inc. ................ 75,800 1,624,795
Trusco Nakayama Corp. .................... 76,300 1,205,884
TS Tech Co. Ltd. ......................... 131,700 1,617,949
Tsubakimoto Chain Co. ..................... 152,700 2,342,397
Tsuburaya Fields Holdings, Inc. ............... 82,200 973,892
Tsumura & Co. .......................... 95,600 2,527,168
Tsuruha Holdings, Inc. ..................... 400,380 6,379,961
UACJ Corp. ............................ 224,000 3,545,364
UBE Corp. ............................. 127,100 2,197,977
Ulvac, Inc. ............................. 66,700 3,581,266
Unicharm Corp. .......................... 1,059,700 6,432,426
United Urban Investment Corp. ............... 3,256 3,761,783
Ushio, Inc. ............................. 172,000 3,091,980
USS Co. Ltd. ............................ 536,100 5,923,545
UT Group Co. Ltd. ........................ 766,600 1,023,276
Valor Holdings Co. Ltd. ..................... 53,200 1,204,478
Visional, Inc.
(a)
........................... 49,500 2,727,942
Wacom Co. Ltd. .......................... 348,300 1,687,874
West Holdings Corp. ...................... 48,800 502,169
West Japan Railway Co. .................... 495,800 10,131,395
Yakult Honsha Co. Ltd. ..................... 241,800 3,907,410
Yamada Holdings Co. Ltd. ................... 868,700 3,045,445
Yamaguchi Financial Group, Inc. .............. 286,000 4,555,673
Yamaha Corp. ........................... 434,400 3,157,421
Yamaha Motor Co. Ltd. ..................... 1,120,400 8,460,923
Yamato Holdings Co. Ltd. ................... 247,100 3,230,764
Yamato Kogyo Co. Ltd. ..................... 89,400 6,445,029
Yamazaki Baking Co. Ltd. ................... 161,500 3,421,775
Yaskawa Electric Corp. ..................... 284,300 9,074,647
Yokogawa Electric Corp. .................... 295,100 9,838,297
Yokohama Financial Group, Inc. ............... 1,355,200 12,342,794
Yokohama Rubber Co. Ltd. (The) .............. 174,600 6,891,513
Yoshinoya Holdings Co. Ltd.
(b)
................ 130,300 2,573,382
Zenkoku Hosho Co. Ltd. .................... 151,000 3,002,120
Zensho Holdings Co. Ltd. ................... 133,100 7,213,608
Zeon Corp. ............................. 257,300 3,144,165
Zojirushi Corp. ........................... 105,100 1,050,637

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
79
Schedule of Investments
Security Shares Value
a
Japan (continued)
ZOZO, Inc. ............................. 534,000 $ 4,410,548
8,096,181,103
a
Kuwait  — 0.2%
Agility Public Warehousing Co. KSCC ........... 3,913,460 1,715,701
Boubyan Bank KSCP ...................... 2,831,789 6,251,882
Boubyan Petrochemicals Co. KSCP ............ 1,150,354 2,120,070
Gulf Bank KSCP ......................... 4,394,641 4,936,995
Humansoft Holding Co. KSC ................. 167,697 1,444,892
Kuwait Finance House KSCP ................. 15,115,931 39,770,994
Mabanee Co. KPSC ....................... 1,557,146 5,095,837
Mobile Telecommunications Co. KSCP .......... 3,084,446 5,122,330
National Bank of Kuwait SAKP ................ 11,341,342 35,139,790
National Industries Group Holding SAK .......... 5,030,544 4,324,073
Warba Bank KSCP
(a)
...................... 5,542,700 5,115,760
111,038,324
a
Malaysia  — 0.4%
AFFIN Bank Bhd
(a)
........................ 1,014,744 688,973
Alliance Bank Malaysia Bhd .................. 1,992,200 2,646,198
AMMB Holdings Bhd ...................... 2,772,600 4,534,616
Axiata Group Bhd
(b)
....................... 3,754,200 2,188,867
Bursa Malaysia Bhd ....................... 1,273,500 2,915,106
Carlsberg Brewery Malaysia Bhd .............. 222,900 991,741
CELCOMDIGI BHD ....................... 4,375,200 3,618,549
CIMB Group Holdings Bhd .................. 10,776,900 23,479,769
Dialog Group Bhd
(b)
....................... 5,758,378 2,401,537
Fraser & Neave Holdings Bhd
(b)
............... 174,600 1,583,890
Gamuda Bhd ........................... 7,490,800 8,422,160
Gas Malaysia Bhd ........................ 940,600 1,101,484
Genting Bhd ............................ 3,117,200 2,258,748
Genting Malaysia Bhd
(b)
.................... 3,913,900 1,966,092
Hartalega Holdings Bhd
(a)(b)
.................. 2,161,800 506,163
Hong Leong Bank Bhd ..................... 679,000 4,443,539
IHH Healthcare Bhd ....................... 3,168,900 7,194,889
IJM Corp. Bhd
(b)
.......................... 4,391,900 2,985,038
Inari Amertron Bhd
(b)
....................... 5,058,700 2,067,728
IOI Corp. Bhd ........................... 2,602,400 2,627,890
Kossan Rubber Industries Bhd ................ 2,137,300 549,106
KPJ Healthcare Bhd
(b)
...................... 4,432,100 3,114,301
Kuala Lumpur Kepong Bhd .................. 450,900 2,230,479
Malayan Banking Bhd ...................... 7,669,900 22,955,071
Malaysian Resources Corp. Bhd
(b)
............. 4,982,200 443,198
Maxis Bhd
(b)
............................ 2,980,400 2,892,371
MISC Bhd .............................. 1,375,700 2,790,489
MR DIY Group M Bhd
(d)
..................... 7,806,250 3,630,770
Nationgate Holdings Bhd
(b)
.................. 4,467,700 1,127,734
Nestle Malaysia Bhd ....................... 95,100 2,701,979
Petronas Chemicals Group Bhd
(b)
.............. 3,321,500 2,726,772
Petronas Dagangan Bhd .................... 343,000 1,843,828
Petronas Gas Bhd ........................ 888,300 4,141,795
PPB Group Bhd .......................... 999,980 2,861,557
Press Metal Aluminium Holdings Bhd ........... 5,670,400 10,869,759
Public Bank Bhd ......................... 18,837,700 23,283,264
QL Resources Bhd ........................ 3,959,000 4,037,336
RHB Bank Bhd .......................... 2,834,698 6,074,961
Sam Engineering & Equipment M Bhd ........... 236,500 210,218
SD Guthrie Bhd .......................... 3,193,200 4,730,667
Sime Darby Bhd ......................... 4,803,700 2,630,914
Sime Darby Property Bhd
(b)
.................. 6,690,400 2,549,060
SP Setia Bhd Group
(b)
...................... 3,106,400 775,086
Sunway Bhd ............................ 3,711,900 5,413,443
Sunway Real Estate Investment Trust ........... 5,697,000 3,737,483
Telekom Malaysia Bhd ..................... 2,780,600 5,577,490
Tenaga Nasional Bhd ...................... 3,955,000 13,993,244
Security Shares Value
a
Malaysia (continued)
TIME dotCom Bhd ........................ 2,053,400 $ 3,109,792
Top Glove Corp. Bhd ...................... 6,651,800 1,028,763
VS Industry Bhd
(b)
........................ 5,591,074 594,623
Yinson Holdings BHD
(b)
..................... 3,882,940 2,324,733
YTL Corp. Bhd .......................... 6,475,140 3,414,219
YTL Power International Bhd ................. 4,962,720 4,062,309
Zetrix Ai Bhd
(b)
........................... 19,002,100 3,881,871
234,931,662
a
Mexico  — 0.6%
Alpek SAB de CV, Class A
(a)
................. 1,217,860 632,763
Alsea SAB de CV ........................ 759,000 2,317,912
America Movil SAB de CV, Series B ............ 24,880,600 25,640,856
Arca Continental SAB de CV ................. 505,000 5,690,930
Banco del Bajio SA
(d)
...................... 849,400 2,495,319
Bolsa Mexicana de Valores SAB de CV .......... 724,700 1,453,464
Cemex SAB de CV, CPO, NVS ............... 21,283,812 26,403,813
Coca-Cola Femsa SAB de CV ................ 521,600 5,455,370
Controladora Vuela Cia de Aviacion SAB de CV, Class
A
(a)
................................. 1,301,000 1,259,609
Corp Inmobiliaria Vesta SAB de CV ............ 1,190,300 3,680,694
FIBRA Macquarie Mexico
(d)
.................. 1,348,463 2,804,025
Fibra Uno Administracion SA de CV ............ 4,567,200 7,103,256
Fomento Economico Mexicano SAB de CV ....... 2,367,900 24,714,177
GCC SAB de CV ......................... 202,900 2,195,607
Genomma Lab Internacional SAB de CV, Class B ... 916,500 877,902
Gentera SAB de CV ....................... 1,529,500 4,266,601
Gruma SAB de CV, Class B .................. 235,020 4,232,001
Grupo Aeroportuario del Centro Norte SAB de CV,
Class B .............................. 331,697 4,827,600
Grupo Aeroportuario del Pacifico SAB de CV, Class B 538,390 14,782,003
Grupo Aeroportuario del Sureste SAB de CV, Class B 266,210 9,209,958
Grupo Bimbo SAB de CV, Series A ............. 1,834,100 6,370,444
Grupo Carso SAB de CV, Series A1 ............ 669,700 4,559,064
Grupo Comercial Chedraui SA de CV ........... 375,999 2,581,174
Grupo Financiero Banorte SAB de CV, Class O .... 3,385,500 38,273,818
Grupo Financiero Inbursa SAB de CV, Series O .... 2,579,773 6,453,861
Grupo Mexico SAB de CV, Series B ............ 4,173,200 46,338,376
Grupo Televisa SAB, CPO ................... 3,065,700 2,008,598
Industrias Penoles SAB de CV
(a)
............... 277,510 16,082,749
Kimberly-Clark de Mexico SAB de CV, Class A ..... 1,990,000 4,407,925
Megacable Holdings SAB de CV, CPO .......... 361,100 1,263,726
Orbia Advance Corp. SAB de CV
(a)
............. 1,292,578 1,369,056
Prologis Property Mexico SA de CV ............ 1,416,286 6,507,654
Promotora y Operadora de Infraestructura SAB de CV 349,345 5,462,464
Qualitas Controladora SAB de CV ............. 323,800 3,020,108
Regional SAB de CV ...................... 289,900 2,587,469
Sigma Foods SAB de CV ................... 4,775,263 4,718,974
Wal-Mart de Mexico SAB de CV ............... 6,593,300 20,923,805
322,973,125
a
Netherlands  — 2.9%
Aalberts N.V. ............................ 121,672 4,672,026
ABN AMRO Bank N.V., CVA
(d)
................ 810,202 29,850,470
Adyen N.V.
(a)(d)
........................... 34,966 51,849,115
Aegon Ltd. ............................. 1,746,555 13,718,275
AerCap Holdings N.V. ...................... 237,414 34,106,895
Akzo Nobel N.V. ......................... 206,432 14,462,054
Allfunds Group PLC ....................... 446,152 4,323,693
AMG Critical Materials N.V. .................. 68,369 2,924,809
Arcadis N.V. ............................ 88,723 3,984,561
ASM International N.V. ..................... 63,752 53,541,046
ASML Holding N.V. ....................... 517,053 741,404,990
ASR Nederland N.V. ....................... 205,596 14,932,569
Basic-Fit N.V.
(a)(d)
......................... 67,715 2,581,377

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
80
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Netherlands (continued)
BE Semiconductor Industries N.V. ............. 102,428 $ 19,936,925
Coca-Cola Europacific Partners PLC ............ 279,777 25,655,551
Corbion N.V., Class C ...................... 91,202 2,190,606
CVC Capital Partners PLC
(d)
................. 279,242 4,961,227
DSM-Firmenich AG ....................... 208,611 16,449,717
Eurocommercial Properties N.V. ............... 91,154 2,688,968
EXOR N.V. ............................. 94,184 7,733,075
Flow Traders Ltd.
(a)
........................ 87,280 2,839,438
Fugro N.V., Class C ....................... 157,820 2,180,854
Havas N.V.
(a)
............................ 113,528 2,345,713
Heineken Holding N.V. ..................... 172,326 12,808,829
Heineken N.V. ........................... 372,054 30,712,906
IMCD N.V. ............................. 57,645 5,388,218
ING Groep N.V. .......................... 4,045,045 119,292,004
InPost SA
(a)
............................. 319,918 5,014,333
JDE Peet's N.V. .......................... 235,331 8,859,537
Koninklijke Ahold Delhaize N.V. ............... 1,158,013 45,278,473
Koninklijke BAM Groep N.V. ................. 497,074 5,213,163
Koninklijke KPN N.V. ...................... 5,084,759 24,902,671
Koninklijke Philips N.V. ..................... 999,514 28,701,852
Koninklijke Vopak N.V. ..................... 86,445 4,314,379
Magnum Ice Cream Co. N.V. (The)
(a)
............ 658,965 11,711,871
NN Group N.V. .......................... 360,893 28,606,977
OCI N.V.
(a)
............................. 183,140 732,104
Pharming Group N.V.
(a)
..................... 1,564,550 3,189,788
PostNL N.V.
(b)
........................... 742,468 1,039,711
Prosus N.V., Class N
(a)
..................... 1,745,284 100,356,003
Randstad N.V. ........................... 107,202 3,836,387
SBM Offshore N.V. ........................ 162,095 5,822,491
Signify N.V.
(d)
............................ 155,493 3,301,046
TKH Group N.V. ......................... 67,105 2,944,875
TomTom N.V.
(a)
.......................... 149,026 1,119,708
Universal Music Group N.V. .................. 1,456,886 35,719,260
Van Lanschot Kempen N.V. .................. 72,145 4,374,806
Wereldhave N.V. ......................... 156,874 3,886,641
Wolters Kluwer N.V. ....................... 314,601 29,541,973
1,586,003,960
a
New Zealand  — 0.1%
Air New Zealand Ltd. ...................... 1,604,013 560,150
Auckland International Airport Ltd. ............. 1,832,600 9,114,152
Contact Energy Ltd. ....................... 1,012,238 5,704,809
EBOS Group Ltd. ......................... 205,650 3,183,460
Fisher & Paykel Healthcare Corp. Ltd. ........... 831,222 19,418,456
Fletcher Building Ltd.
(a)
..................... 1,108,325 2,491,715
Goodman Property Trust .................... 1,649,212 1,921,436
Infratil Ltd. ............................. 1,321,230 8,789,157
Kiwi Property Group Ltd. .................... 1,897,964 1,152,340
Mercury NZ Ltd. .......................... 1,054,524 4,023,022
Meridian Energy Ltd. ...................... 1,878,125 6,371,326
Ryman Healthcare Ltd.
(a)(b)
................... 1,169,980 1,960,858
Spark New Zealand Ltd. .................... 2,571,295 3,498,879
68,189,760
a
Norway  — 0.5%
Aker ASA, Class A ........................ 41,967 3,865,424
Aker BP ASA ............................ 384,935 11,331,670
Atea ASA
(a)
............................. 188,479 3,016,208
Austevoll Seafood ASA ..................... 186,723 1,794,979
Bakkafrost P/F .......................... 63,241 3,054,981
BW LPG Ltd.
(b)(d)
......................... 187,568 2,969,322
BW Offshore Ltd. ......................... 250,263 1,221,366
DNB Bank ASA .......................... 1,221,661 35,029,098
DNO ASA .............................. 1,627,149 2,763,821
Elkem ASA
(a)(d)
........................... 385,640 1,145,601
Security Shares Value
a
Norway (continued)
Entra ASA
(d)
............................ 144,564 $ 1,696,250
Equinor ASA ............................ 970,873 26,095,619
Europris ASA
(d)
.......................... 408,065 3,748,852
Frontline PLC ........................... 228,914 6,516,050
Gjensidige Forsikring ASA ................... 305,270 8,688,762
Grieg Seafood ASA
(a)(b)
..................... 151,472 1,172,851
Hoegh Autoliners ASA ..................... 182,060 2,028,675
Kongsberg Gruppen ASA ................... 622,822 21,394,608
Leroy Seafood Group ASA ................... 470,501 2,318,555
Mowi ASA .............................. 619,045 14,270,277
MPC Container Ships ASA .................. 1,103,249 2,138,122
Nordic Semiconductor ASA
(a)
................. 260,837 3,502,892
Norsk Hydro ASA ......................... 1,796,777 15,951,567
Norwegian Air Shuttle ASA .................. 1,534,759 2,590,618
Orkla ASA .............................. 1,017,947 12,111,898
Protector Forsikring ASA .................... 114,745 6,215,854
Salmar ASA ............................ 90,815 5,409,892
Scatec ASA
(a)(d)
.......................... 242,729 2,899,755
SpareBank 1 SMN ........................ 275,767 5,540,825
SpareBank 1 Sor-Norge ASA ................. 286,324 5,772,077
Storebrand ASA .......................... 562,601 9,845,436
Subsea 7 SA ............................ 319,238 8,160,390
Telenor ASA ............................ 830,230 13,965,761
TGS ASA .............................. 316,982 3,341,095
TOMRA Systems ASA ..................... 327,520 4,344,942
Vend Marketplaces ASA .................... 229,020 6,330,421
Wallenius Wilhelmsen ASA, Class B ............ 179,874 2,089,902
Yara International ASA ..................... 165,417 7,603,020
271,937,436
a
Peru  — 0.1%
Cia de Minas Buenaventura SAA, ADR .......... 255,984 8,770,012
Credicorp Ltd. ........................... 84,678 30,215,651
Southern Copper Corp. ..................... 128,322 24,422,243
63,407,906
a
Philippines  — 0.1%
Alliance Global Group, Inc. .................. 3,269,600 412,301
Ayala Corp. ............................. 357,415 3,071,509
Ayala Land, Inc. .......................... 10,594,330 3,819,996
Bank of the Philippine Islands ................ 2,385,321 5,023,392
BDO Unibank, Inc. ........................ 3,719,374 8,524,566
Converge Information and Communications Technology
Solutions, Inc. ......................... 3,297,100 867,945
GT Capital Holdings, Inc. ................... 122,988 1,399,478
International Container Terminal Services, Inc. ..... 1,599,020 17,513,973
JG Summit Holdings, Inc., Class B ............. 4,479,717 2,115,066
Jollibee Foods Corp. ...................... 715,750 2,491,088
Manila Electric Co. ........................ 407,310 4,081,367
Manila Water Co., Inc. ..................... 2,981,100 2,055,564
Megaworld Corp. ......................... 8,590,500 320,438
Metropolitan Bank & Trust Co. ................ 2,502,547 3,102,656
PLDT, Inc. ............................. 105,595 2,410,012
Semirara Mining & Power Corp. ............... 462,200 249,624
SM Investments Corp. ..................... 368,005 4,375,022
SM Prime Holdings, Inc. .................... 14,723,800 5,401,348
Universal Robina Corp. ..................... 1,297,420 1,561,983
68,797,328
a
Poland  — 0.4%
Alior Bank SA ........................... 165,999 5,418,150
Allegro.eu SA
(a)(d)
......................... 853,959 7,015,152
Asseco Poland SA ........................ 110,994 6,759,090
Bank Millennium SA
(a)
...................... 1,084,396 5,245,780
Bank Polska Kasa Opieki SA ................. 234,147 14,240,348

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
81
Schedule of Investments
Security Shares Value
a
Poland (continued)
Benefit Systems SA
(a)
...................... 2,738 $ 2,948,668
Budimex SA ............................ 18,623 3,600,064
CCC SA
(a)(b)
............................. 71,956 2,378,347
CD Projekt SA
(b)
.......................... 92,004 6,715,976
Cyfrowy Polsat SA
(a)(b)
...................... 383,497 1,441,893
Dino Polska SA
(a)(d)
........................ 679,509 7,188,896
Enea SA ............................... 278,887 1,722,194
Grupa Azoty SA
(a)(b)
....................... 73,664 367,958
Grupa Kety SA .......................... 13,917 3,993,765
KGHM Polska Miedz SA
(a)
................... 173,234 16,073,789
KRUK SA .............................. 22,959 3,156,826
LPP SA ............................... 1,443 7,969,010
mBank SA
(a)
............................ 21,493 6,269,538
Orange Polska SA ........................ 962,210 3,111,039
ORLEN SA ............................. 813,427 24,722,144
PGE Polska Grupa Energetyczna SA
(a)
.......... 1,310,688 3,696,613
Powszechna Kasa Oszczednosci Bank Polski SA ... 1,198,758 31,180,730
Powszechny Zaklad Ubezpieczen SA ........... 792,245 15,588,471
Santander Bank Polska SA .................. 43,125 6,765,636
Tauron Polska Energia SA
(a)
.................. 1,568,455 4,850,765
192,420,842
a
Portugal  — 0.1%
Altri SGPS SA
(b)
.......................... 213,023 1,093,011
Banco Comercial Portugues SA, Class R ......... 12,292,044 13,304,946
CTT-Correios de Portugal SA ................. 184,438 1,483,910
EDP Renovaveis SA ....................... 364,857 5,542,681
EDP SA ............................... 4,064,248 20,782,305
Galp Energia SGPS SA, Class B .............. 529,276 10,531,337
Jeronimo Martins SGPS SA .................. 305,559 7,205,403
Navigator Co. SA (The) ..................... 475,141 1,798,523
NOS SGPS SA .......................... 556,940 2,895,239
REN - Redes Energeticas Nacionais SGPS SA ..... 852,361 3,475,589
Sonae SGPS SA ......................... 2,349,644 4,930,819
73,043,763
a
Qatar  — 0.2%
Al Rayan Bank .......................... 8,156,263 5,090,230
Barwa Real Estate Co. ..................... 3,816,563 2,868,158
Commercial Bank PSQC (The) ................ 3,887,296 5,066,514
Doha Bank QPSC ........................ 2,266,514 1,716,467
Dukhan Bank ........................... 3,593,858 3,514,465
Industries Qatar QSC ...................... 2,288,941 7,981,928
Mesaieed Petrochemical Holding Co. ........... 7,437,387 2,233,419
Nebras Energy .......................... 904,466 3,797,097
Ooredoo QPSC .......................... 1,217,017 4,741,906
Qatar Aluminum Manufacturing Co. ............. 7,408,831 3,851,774
Qatar Fuel QSC .......................... 731,771 3,112,253
Qatar Gas Transport Co. Ltd. ................. 3,265,698 4,301,157
Qatar International Islamic Bank QSC ........... 1,000,140 3,135,466
Qatar Islamic Bank QPSC ................... 2,230,412 15,303,762
Qatar National Bank QPSC .................. 5,873,041 31,968,346
Qatar Navigation QSC ..................... 803,897 2,495,114
United Development Co. QSC ................ 2,244,467 594,646
Vodafone Qatar PQSC ..................... 5,379,708 3,755,293
105,527,995
a
Russia  — 0.0%
Aeroflot PJSC
(a)(c)
......................... 2,248,580 296
Alrosa PJSC
(a)(c)
.......................... 2,008,230 264
Mobile TeleSystems PJSC
(a)(c)
................ 1,079,812 142
Moscow Exchange MICEX-RTS PJSC
(a)(c)
........ 1,165,970 154
Ozon Holdings PLC, ADR
(a)(c)
................. 48,614 6
PhosAgro PJSC, GDR
(a)(c)(e)
.................. 2 —
PhosAgro PJSC, GDR
(a)(c)
................... 1,044 11
Security Shares Value
a
Russia (continued)
Polyus PJSC
(a)(c)
......................... 299,560 $ 4
Rosneft Oil Co. PJSC
(a)(c)
.................... 1,203,679 158
Sberbank of Russia PJSC
(a)(c)
................. 10,330,470 1,359
Severstal PAO
(a)(c)
........................ 165,788 22
Sistema AFK PAO
(a)(c)
...................... 5,373,780 707
T-Tekhnologii MKPAO, GDR
(a)(c)(e)
.............. 134,948 18
United Co. RUSAL International PJSC
(a)(c)
........ 2,395,510 315
VK IPJSC, GDR
(a)(c)
....................... 113,735 15
VTB Bank PJSC
(a)(c)
....................... 687,174 —
X5 Retail Group N.V., GDR
(a)(c)
................ 128,602 17
3,488
a
Saudi Arabia  — 0.9%
Abdullah Al Othaim Markets Co. ............... 851,166 1,511,349
ACWA Power Co.
(a)
....................... 204,304 10,196,308
Ades Holding Co. ......................... 632,488 3,240,734
Advanced Petrochemical Co.
(a)
................ 275,486 1,908,211
Al Hammadi Holding ....................... 113,907 843,484
Al Rajhi Bank ........................... 2,654,511 75,802,997
Al Rajhi Co. for Co-operative Insurance
(a)
......... 62,253 1,379,119
Aldrees Petroleum and Transport Services Co. ..... 109,889 3,499,115
Alinma Bank ............................ 1,765,703 13,411,914
Almarai Co. JSC ......................... 530,644 6,259,692
Alujain Corp. ............................ 111,294 775,149
Arab National Bank ....................... 1,084,412 6,581,566
Arabian Contracting Services Co.
(a)
............. 54,280 1,810,440
Arabian Internet & Communications Services Co. ... 42,677 2,667,099
Arriyadh Development Co. ................... 282,816 1,635,653
Astra Industrial Group Co. ................... 72,247 2,888,309
Bank AlBilad ............................ 1,165,991 8,255,904
Bank Al-Jazira
(a)
.......................... 1,494,811 4,992,846
Banque Saudi Fransi ...................... 1,616,157 7,779,548
Bupa Arabia for Cooperative Insurance Co. ....... 106,537 4,680,309
Catrion Catering Holding Co. ................. 101,073 2,182,968
City Cement Co. ......................... 209,134 754,972
Co. for Cooperative Insurance (The) ............ 127,334 4,651,067
Dallah Healthcare Co. ...................... 61,291 2,021,446
Dar Al Arkan Real Estate Development Co.
(a)
...... 938,298 4,677,140
Dr Sulaiman Al Habib Medical Services Group Co. .. 113,469 7,914,120
Electrical Industries Co. .................... 1,182,862 4,306,126
Elm Co. ............................... 35,133 7,266,535
Emaar Economic City
(a)
..................... 430,146 1,129,858
Etihad Etisalat Co. ........................ 541,640 10,192,639
Etihad GO Telecom Co. .................... 81,092 2,031,532
Jabal Omar Development Co.
(a)
............... 1,364,105 6,000,730
Jarir Marketing Co. ........................ 777,795 2,958,983
Leejam Sports Co. JSC .................... 59,014 1,593,652
Makkah Construction & Development Co. ........ 129,979 3,132,776
Middle East Healthcare Co. .................. 84,533 800,303
Mobile Telecommunications Co. ............... 1,090,363 3,217,037
Mouwasat Medical Services Co. ............... 169,710 3,150,093
National Agriculture Development Co. (The)
(a)
...... 318,724 1,679,716
National Gas & Industrialization Co. ............ 122,396 2,903,855
National Industrialization Co.
(a)
................ 630,708 1,567,730
Riyad Bank ............................. 1,868,093 14,019,396
SABIC Agri-Nutrients Co. ................... 322,838 10,756,009
Sahara International Petrochemical Co. .......... 566,587 2,315,008
SAL Saudi Logistics Services ................. 65,914 3,168,326
Saudi Arabian Mining Co.
(a)
.................. 1,838,995 37,364,598
Saudi Arabian Oil Co.
(d)
..................... 7,795,391 53,587,265
Saudi Awwal Bank ........................ 1,264,541 12,015,643
Saudi Basic Industries Corp. ................. 1,147,928 17,399,341
Saudi Cement Co. ........................ 124,299 1,193,968
Saudi Chemical Co. Holding ................. 1,112,668 2,267,086
Saudi Electricity Co. ....................... 1,197,145 4,595,793

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
82
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Saudi Arabia (continued)
Saudi Ground Services Co. .................. 230,222 $ 2,275,404
Saudi Industrial Investment Group ............. 380,222 1,268,626
Saudi Investment Bank (The) ................. 535,367 1,998,101
Saudi Kayan Petrochemical Co.
(a)
.............. 1,082,045 1,413,713
Saudi National Bank (The) ................... 3,920,286 46,888,322
Saudi Real Estate Co.
(a)
.................... 333,480 1,288,478
Saudi Research & Media Group
(a)
.............. 54,159 1,728,636
Saudi Tadawul Group Holding Co. ............. 65,558 2,808,854
Saudi Telecom Co. ........................ 2,724,002 32,336,034
Saudia Dairy & Foodstuff Co. ................. 36,819 2,377,911
Savola Group (The)
(a)
...................... 214,019 1,363,448
Seera Group Holding
(a)
..................... 384,324 2,744,571
Southern Province Cement Co. ............... 97,807 597,811
United Electronics Co. ..................... 113,589 2,661,727
United International Transportation Co. .......... 115,776 1,869,261
Yamama Cement Co. ...................... 246,527 1,767,548
Yanbu Cement Co. ........................ 184,067 766,067
Yanbu National Petrochemical Co. ............. 378,961 2,729,568
501,819,537
a
Singapore  — 1.1%
CapitaLand Ascendas REIT .................. 4,652,148 10,410,848
CapitaLand Ascott Trust .................... 4,699,765 3,627,280
CapitaLand China Trust
(b)
................... 3,103,641 1,912,854
CapitaLand Integrated Commercial Trust ......... 7,426,267 13,942,104
CapitaLand Investment Ltd. .................. 3,164,700 7,662,143
CDL Hospitality Trusts
(b)
.................... 2,647,181 1,802,685
City Developments Ltd. ..................... 798,700 5,819,788
ComfortDelGro Corp. Ltd. ................... 2,492,500 2,879,626
DBS Group Holdings Ltd. ................... 2,843,000 132,149,334
ESR-REIT ............................. 1,532,524 3,290,648
First Resources Ltd. ....................... 1,155,500 1,943,575
Frasers Centrepoint Trust ................... 2,349,546 4,137,050
Frasers Logistics & Commercial Trust ........... 3,374,913 2,682,524
Genting Singapore Ltd. ..................... 6,566,600 3,791,209
Golden Agri-Resources Ltd. .................. 10,633,700 2,413,830
Grab Holdings Ltd., Class A
(a)
................. 3,400,913 14,623,926
Hafnia Ltd. ............................. 573,205 3,513,657
Hutchison Port Holdings Trust, Class U .......... 9,234,500 2,123,935
iFAST Corp. Ltd. ......................... 296,000 2,454,601
Keppel DC REIT ......................... 2,551,613 4,572,244
Keppel Infrastructure Trust .................. 10,482,836 4,279,867
Keppel Ltd. ............................. 1,847,300 15,891,996
Keppel REIT ............................ 4,536,823 3,517,707
Mapletree Industrial Trust
(b)
.................. 2,675,460 4,435,215
Mapletree Logistics Trust
(b)
.................. 4,454,756 4,739,594
Mapletree Pan Asia Commercial Trust ........... 2,622,993 3,008,189
NETLINK NBN TRUST ..................... 6,556,000 5,043,553
Oversea-Chinese Banking Corp. Ltd. ........... 4,474,650 74,679,852
Parkway Life REIT ........................ 1,099,000 3,526,745
Raffles Medical Group Ltd. .................. 1,560,000 1,220,187
SATS Ltd. .............................. 2,141,297 6,379,232
Sea Ltd., Class A, ADR
(a)
.................... 516,393 60,154,621
Seatrium Ltd.
(b)
.......................... 2,960,189 4,909,156
Sembcorp Industries Ltd. ................... 1,213,900 5,752,038
Sheng Siong Group Ltd. .................... 1,999,600 4,276,902
SIA Engineering Co. Ltd. .................... 600,600 1,558,666
Singapore Airlines Ltd. ..................... 1,927,700 9,623,108
Singapore Exchange Ltd. ................... 1,024,600 14,196,965
Singapore Post Ltd.
(b)
...................... 2,653,000 823,748
Singapore Technologies Engineering Ltd. ......... 2,413,600 18,554,763
Singapore Telecommunications Ltd. ............ 10,461,600 37,752,675
Starhill Global REIT ....................... 4,937,700 2,290,410
StarHub Ltd.
(b)
........................... 836,100 749,276
Suntec REIT ............................ 2,839,800 3,207,884
Security Shares Value
a
Singapore (continued)
United Overseas Bank Ltd. .................. 1,599,300 $ 48,201,521
UOL Group Ltd. .......................... 501,800 4,285,661
Venture Corp. Ltd. ........................ 229,700 2,949,605
Wilmar International Ltd. .................... 1,757,500 4,692,598
Yangzijiang Financial Holding Ltd. .............. 3,851,700 1,072,705
Yangzijiang Maritime Development Ltd.
(a)(b)
........ 3,851,700 1,816,697
Yangzijiang Shipbuilding Holdings Ltd. ........... 3,462,600 9,093,869
Yanlord Land Group Ltd.
(a)
................... 925,900 528,293
588,967,159
a
South Africa  — 1.2%
Absa Group Ltd. ......................... 1,068,337 16,834,384
AECI Ltd. .............................. 241,092 1,414,438
African Rainbow Minerals Ltd. ................ 240,406 3,518,068
Anglogold Ashanti PLC ..................... 692,396 62,417,788
Aspen Pharmacare Holdings Ltd. .............. 495,842 3,300,344
AVI Ltd. ............................... 518,428 3,450,035
Bid Corp. Ltd. ........................... 470,578 11,777,741
Bidvest Group Ltd. ........................ 393,508 5,693,933
Capitec Bank Holdings Ltd. .................. 115,754 31,079,209
Clicks Group Ltd. ......................... 340,926 6,792,129
Coronation Fund Managers Ltd. ............... 234,318 735,753
Dis-Chem Pharmacies Ltd.
(b)(d)
................ 485,815 1,090,199
Discovery Ltd. ........................... 709,167 10,325,972
Exxaro Resources Ltd. ..................... 343,122 3,916,630
FirstRand Ltd. ........................... 6,500,682 37,078,950
Foschini Group Ltd. ....................... 505,298 2,641,016
Gold Fields Ltd. .......................... 1,223,892 60,527,131
Grindrod Ltd. ............................ 340,000 362,442
Growthpoint Properties Ltd. .................. 3,680,047 4,032,304
Harmony Gold Mining Co. Ltd. ................ 788,357 16,751,456
Impala Platinum Holdings Ltd. ................ 1,235,023 23,019,892
Investec Ltd. ............................ 480,306 3,908,456
JSE Ltd. ............................... 192,033 1,763,797
Life Healthcare Group Holdings Ltd. ............ 1,983,135 1,365,161
Momentum Group Ltd. ..................... 1,815,526 4,233,745
Motus Holdings Ltd. ....................... 326,941 2,579,907
Mr Price Group Ltd. ....................... 380,272 4,175,827
MTN Group Ltd. .......................... 2,364,874 26,260,919
Naspers Ltd., Class N ...................... 1,064,866 65,196,681
Nedbank Group Ltd. ....................... 560,957 9,214,228
NEPI Rockcastle N.V.
(a)
..................... 719,102 6,571,467
Netcare Ltd. ............................ 1,815,441 1,741,969
Ninety One Ltd. .......................... 267,376 914,661
Northam Platinum Holdings Ltd. ............... 484,347 11,539,781
Old Mutual Ltd. .......................... 6,131,685 5,884,778
OUTsurance Group Ltd. .................... 1,308,594 5,784,830
Pepkor Holdings Ltd.
(d)
..................... 4,678,952 7,645,288
Pick n Pay Stores Ltd.
(a)
.................... 1,181,713 1,760,819
Redefine Properties Ltd. .................... 10,646,471 4,084,379
Reinet Investments SCA .................... 214,749 7,381,928
Remgro Ltd. ............................ 596,456 6,749,951
Resilient REIT Ltd. ........................ 569,925 2,840,033
Reunert Ltd. ............................ 350,150 1,337,536
Sanlam Ltd. ............................ 2,397,654 14,991,135
Sappi Ltd.
(b)
............................. 888,616 981,264
Sasol Ltd.
(a)
............................. 720,344 5,087,992
Shoprite Holdings Ltd. ..................... 669,768 11,050,502
Sibanye Stillwater Ltd.
(a)
.................... 3,802,060 16,548,112
SPAR Group Ltd. (The)
(a)
.................... 284,276 1,560,251
Standard Bank Group Ltd. ................... 1,754,261 32,239,752
Telkom SA SOC Ltd. ....................... 649,689 2,376,948
Thungela Resources Ltd. ................... 176,944 1,085,349
Tiger Brands Ltd. ......................... 200,534 4,169,152
Truworths International Ltd. .................. 676,760 2,517,884

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
83
Schedule of Investments
Security Shares Value
a
South Africa (continued)
Valterra Platinum Ltd. ...................... 359,025 $ 32,257,723
Vodacom Group Ltd. ...................... 802,730 7,481,794
Vukile Property Fund Ltd. ................... 1,791,729 2,740,921
Wilson Bayly Holmes-Ovcon Ltd. .............. 62,512 670,047
Woolworths Holdings Ltd. ................... 1,157,244 3,879,987
629,334,768
a
South Korea  — 4.6%
ABLBio, Inc.
(a)(b)
.......................... 56,909 7,765,668
Alteogen, Inc.
(a)(b)
......................... 55,014 15,732,271
Amorepacific Corp. ....................... 38,514 3,707,214
Amorepacific Holdings Corp.
(b)
................ 38,545 766,218
APR Corp.
(a)
............................ 34,840 6,535,223
Asiana Airlines, Inc.
(a)
...................... 56,186 297,289
BGF retail Co. Ltd. ........................ 10,488 883,251
BNK Financial Group, Inc. ................... 309,923 3,571,277
Celltrion Pharm, Inc. ....................... 30,004 1,517,155
Celltrion, Inc. ............................ 208,280 30,312,228
Chabiotech Co. Ltd.
(a)(b)
..................... 173,564 2,632,317
Cheil Worldwide, Inc. ...................... 104,750 1,595,365
CJ CGV Co. Ltd.
(a)(b)
....................... 145,150 608,828
CJ CheilJedang Corp. ...................... 9,417 1,392,646
CJ Corp. .............................. 19,291 2,913,502
CJ ENM Co. Ltd.
(a)
........................ 12,240 634,099
CJ Logistics Corp.
(b)
....................... 12,220 879,111
Classys, Inc.
(a)(b)
.......................... 66,820 3,437,347
Cosmax, Inc.
(a)(b)
......................... 15,801 2,216,624
CosmoAM&T Co. Ltd.
(a)(b)
................... 36,900 1,297,915
Coway Co. Ltd.
(a)
......................... 71,129 4,115,535
CS Wind Corp.
(a)
......................... 43,005 1,212,194
Daejoo Electronic Materials Co. Ltd.
(b)
........... 25,086 1,313,332
Daesang Corp. .......................... 39,383 592,823
Daewoo Engineering & Construction Co. Ltd.
(a)(b)
.... 241,803 830,484
Daewoong Pharmaceutical Co. Ltd.
(a)
........... 8,311 973,283
DB HiTek Co. Ltd. ........................ 59,284 4,325,410
DB Insurance Co. Ltd. ..................... 62,009 6,122,114
DL E&C Co. Ltd.
(a)
........................ 53,909 1,655,053
DL Holdings Co. Ltd.
(a)
..................... 15,408 441,626
Dongjin Semichem Co. Ltd. .................. 96,234 3,703,974
Doosan Bobcat, Inc.
(a)
...................... 80,917 3,294,289
Doosan Co. Ltd. ......................... 11,170 6,546,246
Doosan Enerbility Co. Ltd.
(a)
.................. 617,740 38,563,041
Doosan Fuel Cell Co. Ltd.
(a)(b)
................. 99,803 2,339,060
DoubleUGames Co. Ltd. .................... 19,485 722,994
Douzone Bizon Co. Ltd. .................... 31,275 2,110,276
Ecopro BM Co. Ltd.
(a)
...................... 66,051 10,580,385
Ecopro Co. Ltd.
(b)
......................... 135,160 15,162,704
Ecopro Materials Co. Ltd.
(a)
.................. 38,171 1,777,406
E-MART, Inc. ............................ 22,933 1,447,508
Enchem Co. Ltd.
(a)(b)
....................... 30,704 2,043,606
Eo Technics Co. Ltd.
(a)(b)
.................... 15,584 4,020,227
F&F Co. Ltd.
(a)(b)
.......................... 23,805 1,203,284
Grand Korea Leisure Co. Ltd. ................ 77,184 688,332
Green Cross Corp.
(a)(b)
..................... 11,584 1,323,050
Green Cross Holdings Corp.
(a)
................ 37,262 403,439
GS Engineering & Construction Corp. ........... 133,263 1,730,018
GS Holdings Corp. ........................ 69,155 3,293,908
GS Retail Co. Ltd. ........................ 64,170 986,188
Hana Financial Group, Inc. .................. 376,182 26,137,910
Hana Micron, Inc.
(b)
....................... 102,120 2,643,508
Hana Tour Service, Inc. ..................... 37,801 1,212,729
Hanall Biopharma Co. Ltd.
(a)
................. 66,897 2,387,647
Hanjin Kal Corp.
(a)(b)
....................... 38,350 2,994,533
Hankook Tire & Technology Co. Ltd. ............ 111,286 4,922,047
Hanmi Pharm Co. Ltd.
(a)(b)
................... 9,797 3,298,575
Security Shares Value
a
South Korea (continued)
Hanmi Semiconductor Co. Ltd. ................ 58,473 $ 8,458,526
Hanon Systems
(a)
......................... 265,899 604,338
Hansol Chemical Co. Ltd. ................... 13,735 2,674,243
Hanssem Co. Ltd.
(a)(b)
...................... 12,601 406,911
Hanwha Aerospace Co. Ltd.
(a)
................ 46,002 41,410,122
Hanwha Corp.
(a)
.......................... 44,226 3,511,321
Hanwha Engine
(a)(b)
....................... 116,756 4,391,683
Hanwha Life Insurance Co. Ltd.
(a)(b)
............. 682,776 1,650,784
Hanwha Ocean Co. Ltd.
(a)
................... 185,572 17,820,753
Hanwha Solutions Corp.
(a)(b)
.................. 175,111 3,343,334
Hanwha Systems Co. Ltd.
(a)
.................. 114,259 7,477,559
Hanwha Vision Co. Ltd.
(a)(b)
.................. 51,394 2,191,082
HD Construction Equipment Co. Ltd.
(b)
........... 43,732 3,292,081
HD Hyundai Co. Ltd. ...................... 61,426 9,968,690
HD Hyundai Electric Co. Ltd. ................. 33,264 20,379,016
HD Hyundai Heavy Industries Co. Ltd. ........... 49,125 19,553,219
HD Hyundai Marine Solution Co. Ltd. ........... 20,941 2,655,152
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. 58,103 16,642,654
HDC Hyundai Development Co-Engineering &
Construction, Class E
(b)
................... 74,069 1,056,876
HL Mando Co. Ltd.
(b)
....................... 58,169 2,577,405
HLB, Inc.
(a)(b)
............................ 168,231 6,452,383
HMM Co. Ltd. ........................... 366,530 5,080,349
Hotel Shilla Co. Ltd.
(a)(b)
..................... 43,822 1,403,362
HPSP Co. Ltd.
(a)(b)
........................ 77,704 2,490,901
HS Hyosung Advanced Materials Corp.
(a)(b)
........ 6,099 998,313
Hugel, Inc.
(a)(b)
........................... 9,074 1,734,000
HYBE Co. Ltd.
(a)
......................... 29,488 7,621,235
Hyosung Corp.
(a)
......................... 9,684 1,022,475
Hyosung Heavy Industries Corp.
(a)
............. 8,354 14,983,400
Hyosung TNC Corp.
(a)
...................... 3,715 968,161
Hyundai Department Store Co. Ltd.
(b)
........... 21,210 1,378,361
Hyundai Elevator Co. Ltd. ................... 47,548 3,107,149
Hyundai Engineering & Construction Co. Ltd. ...... 109,980 7,806,659
Hyundai Glovis Co. Ltd. .................... 48,722 8,214,491
Hyundai Marine & Fire Insurance Co. Ltd.
(a)
....... 106,387 2,074,162
Hyundai Mobis Co. Ltd. ..................... 80,803 25,247,445
Hyundai Motor Co. ........................ 180,808 62,940,252
Hyundai Rotem Co. Ltd. .................... 108,125 17,288,682
Hyundai Steel Co. ........................ 111,719 2,424,665
Hyundai Wia Corp. ........................ 17,876 1,067,335
iM Financial Group Co. Ltd. .................. 275,707 2,964,567
Industrial Bank of Korea .................... 324,321 4,982,837
ISC Co. Ltd. ............................ 19,080 1,974,403
ISU Specialty Chemical
(a)(b)
.................. 40,312 2,960,475
IsuPetasys Co. Ltd. ....................... 78,507 6,340,666
JB Financial Group Co. Ltd. .................. 156,090 2,723,422
Jusung Engineering Co. Ltd.
(a)
................ 74,672 2,123,665
JYP Entertainment Corp.
(a)
.................. 49,525 2,520,386
Kakao Corp. ............................ 425,618 18,090,592
Kakao Games Corp.
(a)(b)
.................... 57,672 709,216
KakaoBank Corp. ........................ 212,858 3,376,451
Kangwon Land, Inc. ....................... 122,699 1,483,984
KB Financial Group, Inc. .................... 485,559 45,447,926
KCC Corp. ............................. 8,611 2,912,148
KEPCO Engineering & Construction Co., Inc.
(a)
..... 31,429 2,853,679
KEPCO Plant Service & Engineering Co. Ltd.
(a)
..... 40,096 1,554,312
Kia Corp. .............................. 313,534 33,361,003
KIWOOM Securities Co. Ltd.
(b)
................ 24,519 7,536,634
Koh Young Technology, Inc.
(b)
................. 99,527 2,312,887
Kolmar Korea Co. Ltd.
(a)(b)
................... 49,817 2,412,180
Kolon Industries, Inc.
(b)
..................... 24,923 946,973
Korea Aerospace Industries Ltd. ............... 103,676 12,083,356
Korea Electric Power Corp.
(a)
................. 327,874 13,224,167

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
84
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
South Korea (continued)
Korea Gas Corp.
(a)
........................ 49,309 $ 1,369,979
Korea Investment Holdings Co. Ltd. ............ 53,081 7,940,633
Korean Air Lines Co. Ltd.
(a)
.................. 217,822 3,511,973
Korean Reinsurance Co. .................... 234,115 1,912,628
Krafton, Inc.
(a)
........................... 38,292 6,722,388
KT&G Corp. ............................ 135,073 14,441,944
Kum Yang Co. Ltd.
(a)(b)(c)
.................... 49,335 271,456
Kumho Petrochemical Co. Ltd.
(a)
............... 25,337 2,530,670
Kumho Tire Co., Inc.
(a)(b)
.................... 246,156 1,027,638
L&F Co. Ltd.
(a)
........................... 32,339 2,816,990
Lake Materials Co. Ltd. ..................... 103,221 1,903,116
LEENO Industrial, Inc.
(a)(b)
................... 74,899 5,453,223
LG Chem Ltd. ........................... 64,963 13,948,940
LG Corp. .............................. 120,312 7,637,205
LG Display Co. Ltd.
(a)(b)
..................... 361,343 2,913,553
LG Electronics, Inc. ....................... 136,867 9,384,111
LG Energy Solution Ltd.
(a)(b)
.................. 64,312 17,678,486
LG H&H Co. Ltd.
(b)
........................ 10,812 1,964,657
LG Innotek Co. Ltd. ....................... 19,605 3,328,958
LG Uplus Corp. .......................... 284,524 3,162,696
LIG Nex1 Co. Ltd.
(a)
....................... 20,144 6,719,051
LigaChem Biosciences, Inc.
(a)
................ 46,111 6,460,888
Lotte Chemical Corp. ...................... 24,419 1,409,265
Lotte Chilsung Beverage Co. Ltd. .............. 4,748 439,422
Lotte Energy Materials Corp.
(a)
................ 34,126 915,566
LOTTE Fine Chemical Co. Ltd. ................ 45,271 1,487,599
Lotte Shopping Co. Ltd.
(b)
................... 12,216 712,846
Lotte Wellfood Co. Ltd. ..................... 6,530 526,232
LS Corp. .............................. 26,166 4,126,239
LS Electric Co. Ltd.
(a)
...................... 21,737 8,470,894
Lunit, Inc.
(a)(b)
............................ 37,214 1,038,240
LX INTERNATIONAL CORP. ................. 65,510 1,738,930
LX Semicon Co. Ltd. ...................... 16,941 642,525
Medytox, Inc. ........................... 8,402 781,719
Meritz Financial Group, Inc. .................. 123,528 9,987,884
Mirae Asset Securities Co. Ltd. ................ 325,512 9,649,974
Misto Holdings Corp. ...................... 73,619 2,397,274
Naturecell Co. Ltd.
(a)(b)
...................... 99,646 1,737,769
NAVER Corp. ........................... 191,014 36,308,259
NCSoft Corp. ........................... 21,000 3,415,032
Netmarble Corp.
(a)(b)(d)
...................... 33,940 1,241,536
Nexon Games Co. Ltd.
(a)(b)
................... 73,258 673,457
NH Investment & Securities Co. Ltd. ............ 256,158 4,802,545
NongShim Co. Ltd.
(a)
...................... 6,122 1,725,686
OCI Holdings Co. Ltd. ...................... 22,785 1,817,404
Orion Corp. ............................. 31,939 2,599,855
Oscotec, Inc.
(a)(b)
......................... 71,702 2,756,811
Pan Ocean Co. Ltd.
(a)
...................... 354,924 1,156,217
Paradise Co. Ltd.
(a)(b)
...................... 86,505 1,062,687
Pearl Abyss Corp.
(a)(b)
...................... 45,056 1,785,792
Peptron, Inc.
(a)(b)
.......................... 32,775 6,943,476
PharmaResearch Co. Ltd.
(b)
.................. 10,559 3,464,942
Poongsan Corp. ......................... 31,668 2,887,517
Posco DX Co. Ltd.
(b)
....................... 79,358 2,127,186
POSCO Future M Co. Ltd.
(a)
.................. 45,470 7,035,307
POSCO Holdings, Inc. ..................... 95,249 22,856,288
Posco International Corp. ................... 70,814 3,057,757
Rainbow Robotics
(a)
....................... 15,617 7,861,966
S-1 Corp.
(b)
............................. 20,485 1,134,287
Sam Chun Dang Pharm Co. Ltd.
(a)
............. 25,022 8,308,014
Samsung Biologics Co. Ltd.
(a)(b)(d)
.............. 15,956 19,282,968
Samsung C&T Corp.
(b)
..................... 109,865 22,901,859
Samsung E&A Co. Ltd. ..................... 206,809 4,402,199
Samsung Electro-Mechanics Co. Ltd. ........... 71,375 13,726,746
Security Shares Value
a
South Korea (continued)
Samsung Electronics Co. Ltd. ................ 6,330,253 $ 699,332,879
Samsung Fire & Marine Insurance Co. Ltd. ....... 41,739 14,527,747
Samsung Heavy Industries Co. Ltd.
(a)
........... 936,715 19,091,342
Samsung Life Insurance Co. Ltd. .............. 99,534 12,959,875
Samsung SDI Co. Ltd.
(a)
.................... 82,782 22,282,939
Samsung SDS Co. Ltd. ..................... 51,474 6,172,361
Samsung Securities Co. Ltd.
(b)
................ 90,159 5,659,115
Samyang Foods Co. Ltd.
(b)
.................. 6,129 5,008,968
SD Biosensor, Inc.
(a)
....................... 56,710 354,396
SeAH Besteel Holdings Corp.
(b)
............... 26,113 1,327,864
Seegene, Inc. ........................... 56,570 1,119,094
Seojin System Co. Ltd.
(a)(b)
................... 80,717 2,126,260
SFA Engineering Corp. ..................... 40,481 945,033
Shinhan Financial Group Co. Ltd. .............. 570,512 33,342,846
Shinsegae, Inc. .......................... 8,694 1,926,132
Shinsung Delta Tech Co. Ltd.
(a)(b)
.............. 29,207 1,609,298
Silicon2 Co. Ltd.
(a)
........................ 77,200 2,835,197
SK Biopharmaceuticals Co. Ltd.
(a)
.............. 50,658 4,133,312
SK Bioscience Co. Ltd.
(a)(b)
................... 42,505 1,494,118
SK Chemicals Co. Ltd.
(b)
.................... 20,766 965,080
SK hynix, Inc. ........................... 728,029 454,564,586
SK IE Technology Co. Ltd.
(a)(b)(d)
............... 41,836 790,666
SK Innovation Co. Ltd.
(b)
.................... 82,241 6,380,509
SK Networks Co. Ltd. ...................... 167,542 650,270
SK Square Co. Ltd.
(a)
...................... 126,329 49,451,624
SK Telecom Co. Ltd. ....................... 72,085 3,632,793
SK, Inc. ............................... 50,448 11,650,043
SKC Co. Ltd.
(a)
.......................... 31,805 2,568,687
SM Entertainment Co. Ltd.
(a)
................. 24,485 1,963,937
S-Oil Corp.
(a)
............................ 59,659 4,382,852
SOLUM Co. Ltd.
(a)
........................ 114,875 1,257,277
SOOP Co. Ltd.
(a)
......................... 16,691 853,489
Soulbrain Co. Ltd.
(b)
....................... 9,968 3,345,067
Taihan Cable & Solution Co. Ltd.
(a)(b)
............ 125,982 2,556,965
TechWing, Inc.
(a)(b)
........................ 61,045 2,090,287
TKG Huchems Co. Ltd.
(a)
.................... 39,610 549,188
Wemade Co. Ltd.
(a)
........................ 38,458 868,617
Woori Financial Group, Inc. .................. 846,114 17,699,741
YG Entertainment, Inc.
(a)
.................... 26,345 1,363,531
Youngone Corp. ......................... 21,168 1,336,787
Youngone Holdings Co. Ltd.
(b)
................ 15,947 2,290,587
Yuhan Corp.
(a)
........................... 79,477 5,940,564
2,542,981,021
a
Spain  — 2.2%
Acciona SA ............................. 36,267 7,794,350
Acerinox SA ............................ 251,631 3,737,893
ACS Actividades de Construccion y Servicios SA ... 252,734 28,355,779
Aena SME SA
(d)
.......................... 979,075 30,407,670
Almirall SA ............................. 139,085 2,082,013
Amadeus IT Group SA ..................... 590,599 39,597,678
Atresmedia Corp. de Medios de Comunicacion SA .. 287,060 1,786,317
Banco Bilbao Vizcaya Argentaria SA ............ 7,673,594 194,783,770
Banco de Sabadell SA ..................... 7,079,570 27,771,616
Banco Santander SA ...................... 19,908,971 254,198,995
Bankinter SA ............................ 931,758 15,905,084
CaixaBank SA ........................... 5,235,199 69,105,544
Cellnex Telecom SA
(d)
...................... 682,078 21,096,769
CIE Automotive SA ........................ 121,058 4,123,879
Colonial SFL Socimi SA .................... 402,314 2,488,365
Construcciones y Auxiliar de Ferrocarriles SA ...... 48,186 3,212,232
Enagas SA ............................. 309,814 5,099,098
Ence Energia y Celulosa SA
(a)(b)
............... 277,571 730,913
Endesa SA ............................. 379,414 13,982,361
Ferrovial SE ............................ 673,960 45,522,653

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
85
Schedule of Investments
Security Shares Value
a
Spain (continued)
Fluidra SA ............................. 149,061 $ 4,335,933
Gestamp Automocion SA
(d)
.................. 202,590 726,354
Grifols SA, Class A ........................ 379,422 4,854,340
Iberdrola SA ............................ 8,587,290 193,065,844
Indra Sistemas SA
(b)
....................... 108,473 7,011,038
Industria de Diseno Textil SA ................. 1,452,244 94,497,656
International Consolidated Airlines Group SA, Class DI 1,484,517 8,514,910
Laboratorios Farmaceuticos Rovi SA ............ 31,823 2,717,090
Linea Directa Aseguradora SA Cia de Seguros y
Reaseguros ........................... 945,055 1,317,379
Logista Integral SA ........................ 72,844 2,657,108
Mapfre SA ............................. 1,233,300 5,643,255
Melia Hotels International SA ................. 202,552 1,807,175
Merlin Properties Socimi SA ................. 468,874 6,978,347
Naturgy Energy Group SA ................... 322,880 10,134,576
Neinor Homes SA
(a)(d)
...................... 57,545 1,371,166
Pharma Mar SA .......................... 22,806 2,133,658
Prosegur Cia de Seguridad SA ................ 370,157 1,232,195
Redeia Corp. SA ......................... 286,554 4,952,208
Repsol SA ............................. 1,452,453 28,614,911
Sacyr SA .............................. 836,067 3,934,188
Solaria Energia y Medio Ambiente SA
(a)
.......... 151,434 3,339,910
Tecnicas Reunidas SA
(a)
.................... 102,250 3,871,651
Telefonica SA ........................... 4,901,769 19,843,815
Unicaja Banco SA
(d)
....................... 1,950,927 6,685,602
Vidrala SA ............................. 11,817 1,234,560
Viscofan SA ............................ 57,977 3,890,873
1,197,148,721
a
Sweden  — 2.5%
AAK AB ............................... 229,644 6,425,886
AddLife AB, Class B ....................... 187,817 2,877,137
AddTech AB, Class B ...................... 358,061 11,625,877
AFRY AB, Class B ........................ 157,741 2,503,032
Alfa Laval AB ........................... 375,748 21,764,171
Alimak Group AB
(d)
........................ 200,182 3,065,090
Alleima AB ............................. 315,037 2,753,341
Arjo AB, Class B ......................... 409,000 1,226,089
Asker Healthcare Group AB
(a)
................. 281,153 2,369,813
Asmodee Group AB, Class B
(a)
................ 215,108 2,581,101
Assa Abloy AB, Class B .................... 1,356,891 54,864,438
Atlas Copco AB, Class A .................... 3,614,718 74,543,386
Atlas Copco AB, Class B .................... 1,968,420 35,407,276
Attendo AB
(d)
............................ 121,070 1,208,581
Avanza Bank Holding AB ................... 175,345 6,831,863
Axfood AB ............................. 135,748 4,649,645
Beijer Ref AB, Class B ..................... 528,485 7,522,915
Betsson AB, Class B ...................... 223,752 2,627,203
Bilia AB, Class A ......................... 124,622 1,765,813
Billerud Aktiebolag ........................ 369,364 2,986,712
BioArctic AB, Class B
(a)(b)(d)
................... 88,190 3,167,023
BioGaia AB, Class B ....................... 197,739 2,432,142
Boliden AB
(a)
............................ 386,647 27,075,610
BoneSupport Holding AB
(a)(d)
................. 127,645 2,650,594
Bravida Holding AB
(d)
...................... 307,235 3,026,903
Bufab AB .............................. 271,946 3,010,257
Bure Equity AB .......................... 82,146 2,028,298
Camurus AB
(a)
........................... 63,359 4,756,166
Castellum AB ........................... 458,841 5,672,307
Catena AB ............................. 94,568 4,908,992
Clas Ohlson AB, Class B .................... 86,721 2,969,394
Cloetta AB, Class B ....................... 539,566 2,637,407
Coffee Stain Group AB, Class B
(a)(b)
............. 209,466 435,981
Corem Property Group AB, Class B ............ 996,809 462,175
Dios Fastigheter AB ....................... 186,237 1,348,802
Security Shares Value
a
Sweden (continued)
Dometic Group AB
(d)
....................... 453,231 $ 1,950,630
Electrolux AB, Class B
(a)
.................... 341,880 2,761,569
Electrolux Professional AB, Class B ............ 489,226 3,370,964
Elekta AB, Class B ........................ 551,710 3,546,503
Embracer Group AB, Class B
(a)(b)
.............. 209,466 1,147,352
Epiroc AB, Class A ........................ 838,053 23,493,285
Epiroc AB, Class B ........................ 538,065 13,417,775
EQT AB ............................... 672,999 25,544,162
Essity AB, Class B ........................ 811,150 24,017,055
Evolution AB
(d)
........................... 159,401 10,354,866
Fabege AB ............................. 361,163 3,334,904
Fastighets AB Balder, Class B
(a)
............... 873,493 6,588,412
Getinge AB, Class B ....................... 293,868 6,439,326
Granges AB ............................ 144,736 2,427,568
H & M Hennes & Mauritz AB, Class B ........... 653,786 13,092,154
Hemnet Group AB ........................ 133,215 2,124,286
Hexagon AB, Class B ...................... 2,735,138 30,838,785
Hexpol AB, Class B ....................... 392,035 3,208,683
HMS Networks AB
(a)
....................... 69,934 3,152,553
Holmen AB, Class B ....................... 103,887 3,893,988
Hufvudstaden AB, Class A ................... 170,772 2,359,773
Husqvarna AB, Class B ..................... 707,035 3,611,947
Industrivarden AB, Class A .................. 174,216 8,709,132
Industrivarden AB, Class C .................. 225,529 11,290,901
Indutrade AB ............................ 377,571 8,863,661
Instalco AB ............................. 413,459 1,179,330
Investment AB Latour, Class B ................ 176,385 4,392,380
Investor AB, Class B ....................... 2,410,267 92,939,056
INVISIO AB
(b)
........................... 89,433 2,616,953
JM AB ................................ 150,934 2,322,643
Kinnevik AB, Class B
(a)
..................... 461,868 3,790,662
L E Lundbergforetagen AB, Class B ............ 56,214 3,348,590
Lagercrantz Group AB, Class B ............... 266,241 5,833,501
Lifco AB, Class B ......................... 346,314 11,900,036
Lindab International AB ..................... 167,323 3,517,504
Loomis AB, Class B ....................... 96,721 4,013,557
Medicover AB, Class B ..................... 162,617 3,700,645
Millicom International Cellular SA
(a)
............. 166,467 10,159,481
MIPS AB .............................. 51,044 1,588,798
Modern Times Group MTG AB, Class B
(a)
......... 136,345 1,591,614
Munters Group AB
(d)
....................... 207,100 4,088,911
Mycronic AB ............................ 244,672 5,631,887
NCC AB, Class B ......................... 164,143 4,203,169
New Wave Group AB, Class B ................ 217,744 2,610,954
Nibe Industrier AB, Class B .................. 2,095,261 8,026,477
Nolato AB, Class B ........................ 392,921 2,567,976
Nordea Bank Abp ........................ 4,055,890 78,361,390
Nordnet AB publ ......................... 207,320 6,707,442
Nyfosa AB ............................. 354,996 2,822,099
Pandox AB, Class B ....................... 174,536 3,762,101
Paradox Interactive AB ..................... 52,148 760,146
Peab AB, Class B ........................ 249,929 2,497,967
Platzer Fastigheter Holding AB, Class B ......... 141,789 1,181,187
Ratos AB, Class B ........................ 412,592 1,763,531
Saab AB, Class B ........................ 443,105 34,572,332
Sagax AB, Class B ........................ 280,412 6,183,407
Samhallsbyggnadsbolaget i Norden AB
(a)(b)
........ 2,823,117 1,554,731
Sandvik AB ............................. 1,390,614 54,910,264
Scandic Hotels Group AB
(d)
.................. 446,056 4,457,326
Sectra AB, Class B ........................ 202,227 4,999,941
Securitas AB, Class B ...................... 630,829 10,431,954
Sinch AB
(a)(d)
............................ 1,105,716 3,313,183
Skandinaviska Enskilda Banken AB, Class A ...... 1,985,843 42,684,546
Skanska AB, Class B ...................... 418,526 12,711,549

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
86
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Sweden (continued)
SKF AB, Class B ......................... 408,107 $ 10,670,649
Spotify Technology SA
(a)
.................... 211,985 106,066,695
SSAB AB, Class A ........................ 233,980 1,934,490
SSAB AB, Class B ........................ 896,226 7,372,674
Storskogen Group AB, Class B ................ 2,067,922 2,510,664
Svenska Cellulosa AB SCA, Class B ............ 777,718 9,737,739
Svenska Handelsbanken AB, Class A ........... 1,867,475 29,440,841
Sweco AB, Class B ....................... 262,848 4,354,632
Swedbank AB, Class A ..................... 1,116,855 43,423,612
Swedish Orphan Biovitrum AB
(a)
............... 257,928 9,794,906
Tele2 AB, Class B ........................ 756,807 13,924,131
Telefonaktiebolaget LM Ericsson, Class B ........ 3,719,651 40,284,426
Telia Co. AB ............................ 2,977,218 13,601,298
Thule Group AB
(d)
......................... 178,767 4,282,843
Trelleborg AB, Class B ..................... 272,647 11,032,994
Truecaller AB, Class B ..................... 499,060 864,168
Vitec Software Group AB, Class B ............. 66,463 1,866,286
Vitrolife AB ............................. 108,409 1,413,147
Volvo AB, Class B ........................ 2,113,564 76,801,411
Wallenstam AB, Class B .................... 651,635 2,967,593
Wihlborgs Fastigheter AB ................... 413,643 4,273,790
Yubico AB
(a)(b)
........................... 83,842 624,867
1,386,664,730
a
Switzerland  — 5.3%
ABB Ltd., Registered ...................... 2,069,783 178,204,225
Accelleron Industries AG .................... 142,877 13,685,755
Adecco Group AG, Registered ................ 206,644 6,072,522
Alcon AG .............................. 657,894 53,251,440
Allreal Holding AG, Registered ................ 19,246 5,629,701
ALSO Holding AG, Registered ................ 9,691 2,497,395
ams-OSRAM AG
(a)
........................ 146,828 1,527,708
Aryzta AG
(a)
............................. 52,071 3,691,028
Autoneum Holding AG ..................... 5,669 927,211
Avolta AG
(a)
............................. 117,031 7,164,808
Bachem Holding AG, Class B ................. 54,226 4,915,470
Banque Cantonale Vaudoise, Registered ......... 43,585 5,898,363
Barry Callebaut AG, Registered ............... 4,455 7,858,695
Basilea Pharmaceutica Ag Allschwil, Registered
(a)
... 29,738 2,082,855
Belimo Holding AG, Registered ............... 14,092 15,413,503
BKW AG .............................. 32,737 6,189,301
Bossard Holding AG, Class A, Registered ........ 8,726 1,714,864
Bucher Industries AG, Registered .............. 7,475 3,467,684
Burckhardt Compression Holding AG ........... 6,165 4,262,151
Bystronic AG ............................ 1,498 522,809
Cembra Money Bank AG .................... 43,464 5,556,089
Chocoladefabriken Lindt & Spruengli AG, Participation
Certificates, NVS ....................... 1,345 19,329,635
Chocoladefabriken Lindt & Spruengli AG, Registered . 134 19,806,770
Cie Financiere Richemont SA, Class A, Registered .. 722,298 140,204,929
Clariant AG, Registered
(a)
................... 266,372 2,464,634
Comet Holding AG, Registered ................ 12,262 4,747,693
COSMO Pharmaceuticals N.V. ................ 20,602 3,089,164
Daetwyler Holding AG, Bearer ................ 10,883 2,224,290
DKSH Holding AG ........................ 47,212 3,464,043
dormakaba Holding AG ..................... 52,050 3,914,300
EFG International AG
(a)
..................... 185,705 4,745,683
Emmi AG, Registered ...................... 3,142 3,183,157
EMS-Chemie Holding AG, Registered ........... 7,698 5,984,949
Flughafen Zurich AG, Registered .............. 24,468 7,599,300
Forbo Holding AG, Registered ................ 1,513 1,786,829
Galderma Group AG ....................... 213,017 39,706,144
Galenica AG
(d)
........................... 67,170 8,396,086
Geberit AG, Registered ..................... 47,430 36,217,081
Georg Fischer AG, Registered ................ 109,585 7,303,935
Security Shares Value
a
Switzerland (continued)
Givaudan SA, Registered ................... 12,259 $ 47,387,012
Helvetia Baloise Holding AG ................. 108,379 27,487,154
Holcim AG
(a)
............................ 680,187 70,106,084
Huber + Suhner AG, Registered ............... 22,083 4,466,388
Implenia AG, Registered .................... 35,099 3,361,361
Inficon Holding AG, Registered ................ 28,210 4,464,245
Interroll Holding AG, Registered ............... 976 2,350,328
Julius Baer Group Ltd. ..................... 280,341 23,416,963
Kardex Holding AG, Registered ............... 12,033 4,230,055
Kuehne + Nagel International AG, Registered ...... 55,617 12,878,794
Landis+Gyr Group AG
(a)
.................... 37,906 2,662,855
LEM Holding SA, Registered
(a)
................ 842 307,639
Logitech International SA, Registered ........... 209,154 18,019,057
Lonza Group AG, Registered ................. 94,082 63,924,018
Mobilezone Holding AG, Registered ............ 51,469 938,544
Mobimo Holding AG, Registered ............... 12,813 6,452,429
Nestle SA, Registered ..................... 3,438,389 328,113,477
Novartis AG, Registered .................... 2,519,217 373,775,657
OC Oerlikon Corp. AG Pfaffikon, Registered ....... 328,689 1,507,591
Partners Group Holding AG .................. 31,357 42,756,648
PSP Swiss Property AG, Registered ............ 62,240 12,492,753
Roche Holding AG, Bearer .................. 39,854 18,417,378
Roche Holding AG, NVS .................... 940,068 427,486,112
Sandoz Group AG ........................ 578,070 45,798,073
Schindler Holding AG, Participation Certificates, NVS 57,335 22,122,272
Schindler Holding AG, Registered .............. 30,193 11,104,422
Sensirion Holding AG
(a)(d)
.................... 15,377 1,148,783
SFS Group AG .......................... 23,738 3,485,075
SGS SA, Registered ....................... 218,093 26,249,555
Siegfried Holding AG, Registered
(a)
............. 55,286 6,798,061
SIG Group AG
(a)(b)
........................ 371,844 5,753,700
Sika AG, Registered ....................... 202,687 38,893,704
Softwareone Holding AG .................... 280,368 2,885,270
Sonova Holding AG, Registered ............... 69,112 18,914,798
Stadler Rail AG .......................... 72,096 1,847,090
Straumann Holding AG, Registered ............. 152,326 18,320,204
Sulzer AG, Registered ..................... 32,210 6,940,194
Sunrise Communications AG, Class A ........... 87,958 4,992,177
Swatch Group AG (The), Bearer ............... 36,935 8,714,354
Swiss Life Holding AG, Registered ............. 39,622 43,447,603
Swiss Prime Site AG, Registered .............. 116,296 19,798,299
Swiss Re AG ............................ 396,369 63,333,342
Swisscom AG, Registered ................... 34,977 28,718,947
Swissquote Group Holding SA, Registered ........ 16,273 9,264,321
Tecan Group AG, Registered ................. 18,404 3,242,511
Temenos AG, Registered ................... 73,658 6,509,440
UBS Group AG, Registered .................. 4,251,549 201,163,652
Valiant Holding AG, Registered ............... 26,730 5,365,880
VAT Group AG
(d)
......................... 36,044 23,308,441
Vontobel Holding AG, Registered .............. 44,049 3,796,404
Ypsomed Holding AG, Registered .............. 8,984 3,555,555
Zurich Insurance Group AG .................. 191,361 136,138,380
2,913,315,248
a
Taiwan  — 6.5%
AcBel Polytech, Inc. ....................... 1,553,000 2,426,113
Accton Technology Corp. ................... 709,000 24,788,937
Acer, Inc. .............................. 3,433,148 2,728,058
Acter Group Corp. Ltd. ..................... 206,000 4,100,054
ADATA Technology Co. Ltd. .................. 726,784 8,225,838
Advanced Echem Materials Co. Ltd. ............ 99,000 2,692,813
Advanced Energy Solution Holding Co. Ltd. ....... 68,000 2,403,800
Advanced Wireless Semiconductor Co. .......... 416,631 1,472,637
Advantech Co. Ltd. ....................... 598,756 5,650,580
Airoha Technology Corp. .................... 73,000 1,004,068

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
87
Schedule of Investments
Security Shares Value
a
Taiwan (continued)
Airtac International Group ................... 155,185 $ 5,616,238
Alchip Technologies Ltd. .................... 107,000 10,505,198
Allis Electric Co. Ltd. ...................... 421,980 1,648,449
Ambassador Hotel (The) .................... 94,000 129,437
Andes Technology Corp.
(a)
................... 128,000 964,421
AP Memory Technology Corp. ................ 206,000 2,773,947
Ardentec Corp. .......................... 868,000 4,371,660
ASE Technology Holding Co. Ltd. .............. 4,419,958 41,092,835
Asia Cement Corp. ........................ 2,363,329 2,637,023
Asia Optical Co., Inc. ...................... 464,000 2,381,255
Asia Vital Components Co. Ltd. ............... 468,709 21,294,617
ASMedia Technology, Inc. ................... 59,000 2,406,160
ASPEED Technology, Inc. ................... 42,600 11,913,343
Asustek Computer, Inc. ..................... 957,000 15,034,251
AUO Corp.
(a)
............................ 7,517,400 3,256,020
AURAS Technology Co. Ltd. ................. 121,000 3,462,265
BES Engineering Corp.
(a)
.................... 4,085,667 1,771,892
Bizlink Holding, Inc. ....................... 264,145 10,727,263
Bora Pharmaceuticals Co. Ltd. ................ 187,180 3,579,220
Brighton-Best International Taiwan, Inc. .......... 950,000 1,038,307
Caliway Biopharmaceuticals Co. Ltd.
(a)
.......... 1,460,000 7,631,654
Capital Securities Corp. .................... 4,055,450 3,807,204
Catcher Technology Co. Ltd. ................. 674,000 4,304,592
Cathay Financial Holding Co. Ltd. .............. 12,761,254 30,403,456
Center Laboratories, Inc.
(a)
................... 973,485 1,240,494
Century Iron & Steel Industrial Co. Ltd. .......... 298,000 1,279,952
Chailease Holding Co. Ltd. .................. 1,761,266 5,804,836
Chang Hwa Commercial Bank Ltd. ............. 6,605,095 4,275,502
Chenbro Micom Co. Ltd. .................... 128,000 3,652,751
Cheng Loong Corp. ....................... 1,613,000 906,932
Cheng Shin Rubber Industry Co. Ltd. ........... 2,597,500 2,518,493
Cheng Uei Precision Industry Co. Ltd. ........... 709,000 871,670
Chicony Electronics Co. Ltd. ................. 758,137 2,802,722
China Airlines Ltd. ........................ 6,423,000 4,518,514
China Bills Finance Corp. ................... 1,992,000 1,028,599
China Motor Corp. ........................ 355,000 624,453
China Petrochemical Development Corp.
(a)
........ 7,938,587 2,010,053
China Steel Chemical Corp. .................. 457,000 1,074,777
China Steel Corp. ........................ 15,058,575 9,907,716
Chipbond Technology Corp. .................. 1,061,000 1,841,046
ChipMOS Technologies, Inc. ................. 1,633,000 3,073,167
Chroma ATE, Inc. ......................... 534,000 16,397,210
Chung-Hsin Electric & Machinery Manufacturing Corp. 674,000 3,602,075
Chunghwa Precision Test Tech Co. Ltd. .......... 58,000 6,048,066
Chunghwa Telecom Co. Ltd. ................. 4,681,000 19,849,513
Compal Electronics, Inc. .................... 4,448,000 4,590,635
Compeq Manufacturing Co. Ltd. ............... 1,407,000 7,501,808
Coretronic Corp. ......................... 597,000 1,653,562
CTBC Financial Holding Co. Ltd. .............. 22,463,980 36,192,714
CTCI Corp. ............................. 1,166,199 1,142,263
Delta Electronics, Inc. ...................... 2,643,000 100,862,994
E Ink Holdings, Inc. ....................... 1,142,000 6,348,562
E.Sun Financial Holding Co. Ltd. .............. 20,391,745 21,593,510
Eclat Textile Co. Ltd. ....................... 219,365 2,744,263
EirGenix, Inc.
(a)
.......................... 321,000 632,609
Elan Microelectronics Corp. .................. 581,000 2,147,913
Elite Material Co. Ltd. ...................... 415,000 22,510,636
Elite Semiconductor Microelectronics Technology, Inc. 670,000 4,070,663
eMemory Technology, Inc. ................... 82,000 4,722,784
Ennoconn Corp. ......................... 272,273 2,434,486
Ennostar, Inc.
(a)
.......................... 1,181,500 1,309,742
Eternal Materials Co. Ltd. ................... 1,755,253 3,409,949
Eva Airways Corp. ........................ 3,557,332 4,210,590
Evergreen Marine Corp. Taiwan Ltd. ............ 1,489,590 8,797,808
Security Shares Value
a
Taiwan (continued)
Everlight Electronics Co. Ltd. ................. 1,052,000 $ 1,852,876
Far Eastern Department Stores Ltd. ............ 1,094,702 763,827
Far Eastern International Bank ................ 7,897,551 3,130,358
Far Eastern New Century Corp. ............... 3,841,071 3,382,003
Far EasTone Telecommunications Co. Ltd. ........ 2,329,000 6,551,757
Faraday Technology Corp. ................... 337,968 1,770,746
Feng Hsin Steel Co. Ltd. .................... 725,000 1,488,243
Feng TAY Enterprise Co. Ltd. ................. 467,564 1,425,275
First Financial Holding Co. Ltd. ................ 15,604,314 14,245,458
Fitipower Integrated Technology, Inc. ............ 176,250 818,102
FLEXium Interconnect, Inc.
(a)
................. 476,987 897,990
Formosa Chemicals & Fibre Corp. ............. 4,548,660 6,089,169
Formosa Plastics Corp. ..................... 5,398,040 8,086,362
Fortune Electric Co. Ltd. .................... 246,070 7,510,394
Fositek Corp. ........................... 83,000 3,692,446
Foxconn Technology Co. Ltd. ................. 1,771,287 3,204,344
Fubon Financial Holding Co. Ltd. .............. 11,054,414 31,743,626
Fulgent Sun International Holding Co. Ltd. ........ 250,824 749,248
General Interface Solution GIS Holding Ltd.
(a)
...... 347,000 426,895
Genius Electronic Optical Co. Ltd. ............. 141,281 2,021,803
Getac Holdings Corp. ...................... 707,000 2,522,345
Giant Manufacturing Co. Ltd. ................. 514,189 1,456,256
Gigabyte Technology Co. Ltd. ................ 696,000 5,120,237
Global Unichip Corp. ...................... 123,000 10,091,797
Globalwafers Co. Ltd. ...................... 292,000 4,591,005
Gloria Material Technology Corp. .............. 1,496,000 1,618,653
Gold Circuit Electronics Ltd. .................. 456,000 9,957,686
Goldsun Building Materials Co. Ltd. ............ 1,912,056 2,138,811
Grand Process Technology Corp. .............. 44,000 2,306,032
Grape King Bio Ltd. ....................... 210,000 807,188
Great Wall Enterprise Co. Ltd. ................ 1,626,195 2,628,220
Gudeng Precision Industrial Co. Ltd. ............ 196,000 2,495,220
HannStar Display Corp.
(a)
................... 3,910,000 1,029,325
Highwealth Construction Corp. ................ 2,621,766 3,088,657
Hiwin Technologies Corp. ................... 488,879 3,831,517
Hon Hai Precision Industry Co. Ltd. ............. 16,740,769 115,719,214
Hota Industrial Manufacturing Co. Ltd. ........... 558,194 1,086,725
Hotai Motor Co. Ltd. ....................... 386,600 6,664,126
HTC Corp.
(a)
............................ 1,383,000 1,946,220
Hua Nan Financial Holdings Co. Ltd. ............ 12,792,522 13,455,115
Huaku Development Co. Ltd. ................. 656,040 2,210,335
IBF Financial Holdings Co. Ltd. ............... 6,915,198 3,661,563
Innolux Corp. ........................... 9,031,465 6,196,064
International Games System Co. Ltd. ........... 297,000 6,744,717
Inventec Corp. ........................... 3,335,000 4,734,044
ITEQ Corp. ............................. 460,101 1,541,950
Jentech Precision Industrial Co. Ltd. ............ 118,993 10,542,808
Jinan Acetate Chemical Co. Ltd. ............... 1,390,830 2,155,538
Kaori Heat Treatment Co. Ltd. ................ 178,000 4,134,820
Kenda Rubber Industrial Co. Ltd. .............. 1,094,968 686,234
Kenmec Mechanical Engineering Co. Ltd.
(a)
....... 505,128 1,108,947
KGI Financial Holding Co. Ltd. ................ 22,847,137 13,064,114
King Slide Works Co. Ltd. ................... 83,000 8,170,938
King Yuan Electronics Co. Ltd. ................ 1,510,000 13,990,402
Kinik Co. .............................. 203,000 2,588,944
Kinsus Interconnect Technology Corp. ........... 389,000 3,089,682
L&K Engineering Co. Ltd. ................... 298,000 5,380,695
LandMark Optoelectronics Corp.
(a)
............. 150,000 4,699,209
Largan Precision Co. Ltd. ................... 125,000 9,527,158
Lien Hwa Industrial Holdings Corp. ............. 2,165,226 3,164,425
Lite-On Technology Corp. ................... 2,694,074 13,848,020
Lotes Co. Ltd. ........................... 108,841 4,901,912
Lotus Pharmaceutical Co. Ltd. ................ 220,000 2,517,932
M31 Technology Corp. ..................... 52,801 781,608

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
88
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Taiwan (continued)
Macronix International Co. Ltd.
(a)
............... 2,794,525 $ 8,039,430
Makalot Industrial Co. Ltd. ................... 367,863 3,556,125
MediaTek, Inc. ........................... 2,024,970 112,326,171
Mega Financial Holding Co. Ltd. ............... 15,659,087 19,255,185
Merida Industry Co. Ltd. .................... 426,350 1,140,214
Merry Electronics Co. Ltd. ................... 658,834 2,074,877
Micro-Star International Co. Ltd. ............... 804,000 2,293,775
Mitac Holdings Corp. ...................... 1,569,917 3,904,230
MPI Corp. .............................. 129,000 10,194,733
Nan Kang Rubber Tire Co. Ltd. ............... 798,238 901,702
Nan Ya Plastics Corp. ...................... 6,813,300 16,287,721
Nan Ya Printed Circuit Board Corp. ............. 347,000 4,226,203
Nanya Technology Corp.
(a)
................... 1,781,000 18,028,590
Nien Made Enterprise Co. Ltd. ................ 252,000 3,400,054
Novatek Microelectronics Corp. ............... 694,000 8,234,733
Nuvoton Technology Corp. .................. 549,000 1,079,133
Oneness Biotech Co. Ltd.
(a)
.................. 905,272 1,887,218
Orient Semiconductor Electronics Ltd. ........... 1,167,000 2,128,046
Pan Jit International, Inc. .................... 796,000 2,268,018
Parade Technologies Ltd. ................... 106,000 1,772,644
Pegatron Corp. .......................... 2,606,000 5,746,751
PharmaEssentia Corp. ..................... 443,892 10,836,318
Phison Electronics Corp. .................... 223,000 16,537,821
Pixart Imaging, Inc. ....................... 302,000 1,905,346
Pou Chen Corp. .......................... 3,140,000 3,035,070
Powerchip Semiconductor Manufacturing Corp.
(a)
... 4,099,000 8,794,687
Powertech Technology, Inc. .................. 723,000 5,725,114
President Chain Store Corp. ................. 648,000 4,400,034
Primax Electronics Ltd. ..................... 819,000 2,042,807
Qisda Corp. ............................ 2,114,780 1,678,679
Quanta Computer, Inc. ..................... 3,582,000 31,532,941
Quanta Storage, Inc. ...................... 525,000 1,758,957
Radiant Opto-Electronics Corp. ............... 522,060 2,016,997
Raydium Semiconductor Corp. ................ 111,000 814,093
Realtek Semiconductor Corp. ................ 625,020 9,562,673
Ruentex Development Co. Ltd. ................ 2,752,469 2,515,411
Ruentex Industries Ltd. ..................... 1,128,044 1,804,776
Sanyang Motor Co. Ltd. .................... 873,000 1,656,958
Sercomm Corp. .......................... 521,000 1,408,218
Shanghai Commercial & Savings Bank Ltd. (The) ... 5,074,007 6,355,959
Shihlin Electric & Engineering Corp. ............ 364,000 2,632,852
Shin Zu Shing Co. Ltd. ..................... 283,984 1,876,195
Shinkong Synthetic Fibers Corp. ............... 3,361,000 1,589,616
Silergy Corp. ............................ 406,000 3,583,793
Silicon Integrated Systems Corp. .............. 968,200 1,616,934
Simplo Technology Co. Ltd. .................. 303,200 3,334,840
Sinbon Electronics Co. Ltd. .................. 280,000 2,074,279
Sino-American Silicon Products, Inc. ............ 906,000 3,431,969
SinoPac Financial Holdings Co. Ltd. ............ 16,664,696 15,094,613
Sitronix Technology Corp. ................... 258,000 1,591,265
Standard Foods Corp. ..................... 829,422 763,081
Sunonwealth Electric Machine Industry Co. Ltd. .... 540,000 2,428,614
Supreme Electronics Co. Ltd. ................. 864,000 2,295,376
Synnex Technology International Corp. .......... 1,338,600 2,773,972
TA Chen Stainless Pipe ..................... 2,800,258 3,476,294
Ta Ya Electric Wire & Cable .................. 1,982,545 2,608,096
Taichung Commercial Bank Co. Ltd. ............ 6,456,742 4,100,009
TaiMed Biologics, Inc.
(a)
..................... 493,338 887,059
Tainan Spinning Co. Ltd. .................... 3,200,816 1,380,659
Taiwan Acceptance Corp .................... 408,450 1,008,294
Taiwan Business Bank ..................... 10,043,346 4,893,868
Taiwan Cooperative Financial Holding Co. Ltd. ..... 13,809,221 10,320,258
Taiwan Fertilizer Co. Ltd. .................... 1,368,000 2,009,927
Taiwan High Speed Rail Corp. ................ 2,303,000 1,998,597
Security Shares Value
a
Taiwan (continued)
Taiwan Hon Chuan Enterprise Co. Ltd. .......... 660,055 $ 2,506,857
Taiwan Mobile Co. Ltd.
(a)
.................... 2,182,000 7,316,317
Taiwan Secom Co. Ltd. ..................... 600,105 2,030,743
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 32,830,000 1,815,364,503
Taiwan Surface Mounting Technology Corp. ....... 417,000 1,216,428
Taiwan Union Technology Corp. ............... 450,000 7,117,481
Tatung Co. Ltd. .......................... 2,204,000 2,703,317
TCC Group Holdings Co. Ltd. ................ 9,492,081 7,941,814
Teco Electric and Machinery Co. Ltd. ............ 1,839,000 4,690,645
Test Research, Inc. ....................... 443,000 2,515,324
Tong Hsing Electronic Industries Ltd. ............ 557,931 2,471,174
Tong Yang Industry Co. Ltd. .................. 533,000 1,847,298
Topco Scientific Co. Ltd. .................... 345,000 3,502,692
Transcend Information, Inc. .................. 455,000 3,788,004
Tripod Technology Corp. .................... 557,000 6,564,420
TS Financial Holding Co. Ltd. ................. 28,106,471 20,200,564
TTY Biopharm Co. Ltd. ..................... 518,965 1,404,586
Tung Ho Steel Enterprise Corp. ............... 1,023,540 2,252,379
TXC Corp. ............................. 753,000 2,059,668
Unimicron Technology Corp. ................. 1,697,441 20,177,163
Uni-President Enterprises Corp. ............... 6,771,292 15,404,842
Unitech Printed Circuit Board Corp. ............. 1,259,459 2,055,076
United Integrated Services Co. Ltd. ............. 249,000 7,100,525
United Microelectronics Corp. ................ 14,753,000 29,354,826
UPI Semiconductor Corp. ................... 156,000 998,669
Vanguard International Semiconductor Corp. ...... 1,438,964 6,522,967
Via Technologies, Inc. ...................... 584,000 956,020
VisEra Technologies Co. Ltd. ................. 255,000 2,278,185
Visual Photonics Epitaxy Co. Ltd. .............. 452,000 2,390,893
Voltronic Power Technology Corp. .............. 94,788 2,545,999
Walsin Lihwa Corp. ....................... 5,221,228 7,145,835
Walsin Technology Corp. .................... 607,000 2,604,949
Wan Hai Lines Ltd. ........................ 1,084,200 2,539,193
Win Semiconductors Corp. .................. 483,953 3,578,579
Winbond Electronics Corp.
(a)
................. 4,583,211 18,123,581
Wisdom Marine Lines Co. Ltd. ................ 706,000 1,580,069
Wistron Corp. ........................... 4,147,227 16,972,096
Wiwynn Corp. ........................... 153,000 17,150,091
WNC Corp. ............................. 578,973 3,376,470
WPG Holdings Ltd. ....................... 1,783,360 3,627,006
WT Microelectronics Co. Ltd. ................. 878,000 4,334,613
XinTec, Inc. ............................. 327,000 1,729,752
Yageo Corp. ............................ 2,230,720 19,475,028
Yang Ming Marine Transport Corp. ............. 2,293,000 3,890,560
YFY, Inc. .............................. 2,046,000 1,625,146
Yuanta Financial Holding Co. Ltd. .............. 13,316,691 18,140,408
Yulon Motor Co. Ltd. ....................... 976,274 960,021
Zhen Ding Technology Holding Ltd. ............. 876,050 5,398,755
3,540,727,370
a
Thailand  — 0.4%
Advanced Info Service PCL, NVDR ............. 1,602,300 17,770,152
Airports of Thailand PCL, NVDR ............... 6,204,800 9,905,348
Amata Corp. PCL, NVDR ................... 3,991,800 1,983,231
B Grimm Power PCL, NVDR ................. 2,592,400 1,050,725
Bangchak Corp. PCL, NVDR ................. 2,698,800 2,595,485
Bangkok Chain Hospital PCL, NVDR ............ 3,976,400 1,275,233
Bangkok Dusit Medical Services PCL, NVDR ...... 14,459,700 9,221,457
Bangkok Expressway & Metro PCL, NVDR ....... 13,433,100 2,241,083
Banpu PCL, NVDR ....................... 16,068,800 2,732,610
Betagro PCL, NVDR ....................... 538,300 291,137
BTS Group Holdings PCL, NVDR
(a)(b)
............ 24,658,111 1,703,447
Bumrungrad Hospital PCL, NVDR ............. 766,700 4,079,163
Central Pattana PCL, NVDR ................. 3,060,700 5,599,336
CH Karnchang PCL, NVDR
(b)
................. 2,479,100 984,623

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
89
Schedule of Investments
Security Shares Value
a
Thailand (continued)
Charoen Pokphand Foods PCL, NVDR .......... 4,934,200 $ 3,232,142
CP ALL PCL, NVDR
(b)
...................... 7,729,500 10,656,281
CP AXTRA PCL, NVDR
(b)
................... 2,706,985 1,270,404
Delta Electronics Thailand PCL, NVDR .......... 4,357,500 28,193,846
Electricity Generating PCL, NVDR ............. 698,600 2,599,858
Gulf Development PCL, NVDR
(a)
............... 7,148,873 10,634,033
Hana Microelectronics PCL, NVDR
(b)
............ 1,046,300 579,384
Home Product Center PCL, NVDR ............. 8,817,300 1,983,484
IRPC PCL, NVDR ........................ 24,326,700 897,644
KCE Electronics PCL, NVDR
(b)
................ 1,485,900 886,284
Kiatnakin Phatra Bank PCL, NVDR ............. 1,332,600 3,047,934
Krung Thai Bank PCL, NVDR ................ 6,656,600 5,973,197
Land & Houses PCL, NVDR ................. 17,078,800 2,115,640
MBK PCL, NVDR ......................... 2,250,700 1,288,297
Minor International PCL, NVDR ............... 4,385,200 3,179,188
Muangthai Capital PCL, NVDR ................ 1,924,100 2,061,567
Osotspa PCL, NVDR ...................... 2,133,400 1,192,438
PTT Exploration & Production PCL, NVDR ........ 1,642,161 6,419,568
PTT Global Chemical PCL, NVDR ............. 3,159,500 2,478,948
PTT PCL, NVDR ......................... 13,052,500 14,089,994
SCB X PCL, NVDR ....................... 900,300 3,875,608
Siam Cement PCL (The), NVDR ............... 983,600 6,422,245
Sri Trang Agro-Industry PCL, NVDR ............ 3,827,500 1,558,000
Srisawad Corp. PCL, NVDR ................. 2,366,299 1,868,457
Thai Oil PCL, NVDR ....................... 2,523,500 3,432,125
Thai Union Group PCL, NVDR ................ 4,576,600 1,714,912
Thanachart Capital PCL, NVDR ............... 1,131,400 2,120,594
True Corp. PCL, NVDR ..................... 13,705,185 5,047,570
TTW PCL, NVDR ......................... 9,880,000 2,888,797
VGI PCL, NVDR
(b)
........................ 24,896,900 679,499
WHA Corp. PCL, NVDR .................... 21,775,300 2,399,549
196,220,517
a
Turkey  — 0.2%
Akbank TAS ............................ 4,119,708 8,812,302
Alarko Holding A.S.
(b)
...................... 542,302 1,351,106
Anadolu Efes Biracilik Ve Malt Sanayii A.S. ....... 3,840,392 1,699,206
Aselsan Elektronik Sanayi Ve Ticaret A.S. ........ 2,032,930 14,225,223
BIM Birlesik Magazalar A.S. .................. 631,810 9,641,863
Dogan Sirketler Grubu Holding A.S.
(b)
........... 5,106,885 2,550,537
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.
(b)
... 6,060,824 3,563,235
Eregli Demir ve Celik Fabrikalari TAS
(b)
.......... 7,864,052 5,090,866
Ford Otomotiv Sanayi A.S. .................. 1,350,985 3,531,241
Haci Omer Sabanci Holding A.S. .............. 2,968,888 7,470,955
Hektas Ticaret TAS
(a)(b)
..................... 27,087,050 2,098,542
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
Class D
(a)(b)
........................... 4,263,394 2,859,129
KOC Holding A.S. ........................ 1,076,034 5,146,474
Migros Ticaret A.S.
(b)
....................... 242,382 3,550,177
Oyak Cimento Fabrikalari A.S.
(b)
............... 2,924,223 1,859,504
Pegasus Hava Tasimaciligi A.S.
(a)(b)
............. 536,722 2,520,170
Petkim Petrokimya Holding A.S.
(a)(b)
............. 6,317,610 2,681,667
Sok Marketler Ticaret A.S.
(a)(b)
................. 891,481 1,331,941
TAV Havalimanlari Holding A.S.
(a)(b)
............. 461,911 3,698,838
Tekfen Holding A.S. ....................... 546,935 965,283
Tofas Turk Otomobil Fabrikasi A.S. ............. 264,979 1,992,549
TR Anadolu Metal Madencilik Isletmeleri A.S.
(a)(b)
.... 1,052,538 3,457,751
Turk Altin Isletmeleri A.S.
(a)(b)
................. 3,170,595 3,957,776
Turk Hava Yollari AO
(b)
..................... 740,293 5,178,064
Turkcell Iletisim Hizmetleri A.S. ................ 1,935,233 5,215,647
Turkiye Is Bankasi A.S., Class C ............... 11,393,265 4,379,783
Turkiye Petrol Rafinerileri A.S. ................ 1,401,257 7,896,192
Turkiye Sise ve Cam Fabrikalari A.S. ............ 2,356,832 2,475,524
Ulker Biskuvi Sanayi A.S.
(b)
.................. 507,122 1,582,271
Security Shares Value
a
Turkey (continued)
Yapi ve Kredi Bankasi A.S.
(a)
................. 4,767,872 $ 4,503,210
125,287,026
a
United Arab Emirates  — 0.4%
Abu Dhabi Commercial Bank PJSC ............ 4,041,521 16,763,811
Abu Dhabi Islamic Bank PJSC ................ 2,267,279 15,036,922
Abu Dhabi National Oil Co. for Distribution PJSC ... 4,451,615 4,969,808
ADNOC Drilling Co. PJSC ................... 4,511,788 6,548,082
Adnoc Gas PLC .......................... 8,137,911 8,004,145
ADNOC Logistics & Services ................. 2,468,853 3,772,854
Agility Global PLC ........................ 6,793,476 2,497,261
Air Arabia PJSC .......................... 4,948,381 6,715,756
Ajman Bank PJSC ........................ 2,183,537 879,955
Aldar Properties PJSC ..................... 5,853,145 15,301,361
Americana Restaurants International PLC - Foreign Co. 3,686,652 1,564,475
Dubai Electricity & Water Authority PJSC ......... 7,953,600 6,543,118
Dubai Financial Market PJSC ................ 2,120,250 958,370
Dubai Investments PJSC ................... 5,692,132 6,203,678
Dubai Islamic Bank PJSC ................... 4,478,584 11,782,153
Emaar Development PJSC .................. 1,557,805 7,295,915
Emaar Properties PJSC .................... 9,154,573 37,448,548
Emirates Central Cooling Systems Corp. ......... 4,308,360 2,064,728
Emirates NBD Bank PJSC ................... 2,591,690 21,947,327
Emirates Telecommunications Group Co. PJSC .... 4,797,489 25,734,658
First Abu Dhabi Bank PJSC .................. 5,923,009 29,998,085
Gulf Navigation Holding PJSC
(a)
............... 1,286,369 788,109
NMC Health PLC
(a)(c)
....................... 74,553 1
Phoenix Group PLC
(a)
...................... 3,378,597 910,136
Salik Co. PJSC .......................... 2,904,966 5,046,612
Taaleem Holdings PJSC .................... 596,860 680,965
Two Point Zero Group PJSC
(a)
................ 5,830,134 3,582,967
243,039,800
a
United Kingdom  — 8.9%
3i Group PLC ........................... 1,309,410 60,153,143
4imprint Group PLC ....................... 37,567 2,104,752
Aberdeen Group PLC ...................... 2,070,070 6,180,791
Admiral Group PLC ....................... 336,261 12,654,834
AG Barr PLC ............................ 204,357 1,783,226
AJ Bell PLC ............................ 509,408 3,225,941
Anglo American PLC, NVS .................. 1,464,517 67,906,435
Antofagasta PLC ......................... 535,060 26,513,039
Ashmore Group PLC ...................... 631,942 2,045,923
Ashtead Group PLC ....................... 567,365 36,526,790
Associated British Foods PLC ................ 447,468 11,694,263
Aston Martin Lagonda Global Holdings PLC
(a)(b)(d)
.... 611,621 513,913
AstraZeneca PLC ........................ 2,063,966 384,546,012
Autotrader Group PLC
(d)
.................... 1,203,995 8,875,233
Aviva PLC ............................. 3,925,857 34,225,032
B&M European Value Retail SA ............... 1,245,259 3,006,302
Babcock International Group PLC .............. 396,038 7,808,456
BAE Systems PLC ........................ 4,024,260 109,246,345
Balfour Beatty PLC ....................... 878,610 8,603,627
Baltic Classifieds Group PLC ................. 731,004 2,035,549
Barclays PLC ........................... 18,931,409 126,349,529
Barratt Redrow PLC ....................... 1,902,558 10,130,612
Beazley PLC ............................ 750,698 11,662,493
Bellway PLC ............................ 160,194 5,961,610
Berkeley Group Holdings PLC ................ 124,140 7,013,764
Big Yellow Group PLC ..................... 249,392 3,530,342
Bodycote PLC ........................... 291,357 2,972,148
BP PLC ............................... 20,764,268 131,657,034
Breedon Group PLC ....................... 445,898 2,052,527
British American Tobacco PLC ................ 2,883,256 174,187,904
British Land Co. PLC (The) .................. 1,115,851 6,364,734

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
90
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
United Kingdom (continued)
BT Group PLC .......................... 8,182,330 $ 21,507,427
Bunzl PLC ............................. 440,812 12,361,721
Burberry Group PLC
(a)
..................... 504,051 7,615,669
Bytes Technology Group PLC ................ 284,703 1,312,854
C&C Group PLC ......................... 763,419 1,138,641
Carnival PLC
(a)
.......................... 182,173 5,411,098
Centrica PLC ........................... 6,763,779 17,711,032
Chemring Group PLC ...................... 363,465 2,484,776
Coats Group PLC ........................ 2,323,297 2,703,694
Coca-Cola HBC AG, Class DI
(a)
............... 302,692 16,439,098
Compass Group PLC ...................... 2,236,857 67,073,128
Computacenter PLC ....................... 107,446 4,917,568
Convatec Group PLC
(d)
..................... 1,906,858 6,014,837
Craneware PLC .......................... 51,616 1,186,563
Cranswick PLC .......................... 61,955 4,459,225
Crest Nicholson Holdings PLC ................ 545,461 1,136,739
Croda International PLC .................... 182,963 6,837,306
Currys PLC ............................. 1,512,470 3,031,072
CVS Group PLC ......................... 140,400 2,505,399
DCC PLC .............................. 127,546 8,085,064
Derwent London PLC ...................... 130,701 3,461,829
Diageo PLC ............................ 2,911,276 66,989,336
Diploma PLC ........................... 178,319 12,990,831
Diversified Energy Co. ..................... 84,578 1,104,086
Domino's Pizza Group PLC .................. 636,293 1,587,692
Dowlais Group PLC ....................... 1,817,055 2,315,836
Dr Martens PLC .......................... 861,632 794,066
Drax Group PLC ......................... 542,437 6,687,617
Dunelm Group PLC ....................... 194,112 2,454,266
easyJet PLC ............................ 483,261 3,161,964
Elementis PLC .......................... 1,186,482 2,623,613
Endeavour Mining PLC ..................... 257,885 14,678,358
Energean PLC .......................... 254,812 2,954,996
Entain PLC ............................. 807,528 6,699,436
Experian PLC ........................... 1,219,979 46,206,383
Fevertree Drinks PLC ...................... 180,341 2,150,666
Firstgroup PLC .......................... 1,406,312 3,586,946
Frasers Group PLC
(a)(b)
..................... 319,189 3,040,580
Fresnillo PLC ........................... 293,931 14,475,092
Future PLC ............................. 173,484 1,285,450
Games Workshop Group PLC ................ 46,593 10,869,592
Gamma Communications PLC ................ 142,370 1,773,337
GB Group PLC .......................... 358,553 1,175,878
Genuit Group PLC ........................ 447,052 2,035,407
Genus PLC ............................. 93,162 4,037,924
Glencore PLC
(a)
.......................... 13,364,325 91,109,343
Grafton Group PLC, CDI .................... 319,864 4,089,715
Grainger PLC ........................... 974,946 2,588,091
Great Portland Estates PLC .................. 552,611 2,828,059
Greatland Resources Ltd.
(a)
.................. 651,361 5,350,553
Greencore Group PLC ..................... 882,170 3,494,605
Greggs PLC ............................ 142,880 3,143,814
GSK PLC .............................. 5,422,166 140,226,218
Haleon PLC ............................ 11,806,862 61,748,710
Halma PLC ............................. 502,216 24,391,918
Hammerson PLC ......................... 750,876 3,646,005
Harbour Energy PLC ...................... 897,396 2,874,296
Hays PLC .............................. 2,266,727 1,473,993
Hikma Pharmaceuticals PLC ................. 203,323 4,264,978
Hill & Smith PLC ......................... 126,915 3,878,141
Hiscox Ltd. ............................. 413,232 8,404,867
Hochschild Mining PLC ..................... 618,267 5,579,582
Howden Joinery Group PLC ................. 793,174 9,086,530
HSBC Holdings PLC ...................... 22,959,200 405,021,545
Security Shares Value
a
United Kingdom (continued)
Hunting PLC ............................ 300,978 $ 1,831,164
Ibstock PLC
(d)
........................... 992,847 1,727,417
ICG PLC .............................. 387,857 9,651,188
IG Group Holdings PLC .................... 483,362 8,967,353
IMI PLC ............................... 332,721 12,564,303
Imperial Brands PLC ...................... 1,065,371 44,871,067
Inchcape PLC ........................... 508,067 5,676,419
Informa PLC ............................ 1,922,484 23,200,186
IntegraFin Holdings PLC .................... 445,390 2,144,139
InterContinental Hotels Group PLC ............. 200,331 27,064,758
International Workplace Group PLC ............ 1,042,054 3,532,708
Intertek Group PLC ....................... 207,625 12,737,306
Investec PLC ........................... 852,211 7,090,029
IP Group PLC
(a)
.......................... 2,075,744 1,685,765
ITV PLC ............................... 4,600,236 5,129,012
J D Wetherspoon PLC ..................... 144,247 1,323,436
J Sainsbury PLC ......................... 1,980,042 8,675,976
JD Sports Fashion PLC .................... 3,638,129 4,071,530
JET2 PLC .............................. 198,710 3,368,610
Johnson Matthey PLC ..................... 214,075 6,922,727
JTC PLC
(d)
............................. 237,943 4,213,127
Jupiter Fund Management PLC ............... 696,552 1,790,561
Just Group PLC .......................... 1,523,139 4,512,578
Kainos Group PLC ........................ 172,578 2,124,763
Keller Group PLC ........................ 136,553 3,311,024
Kingfisher PLC .......................... 2,478,332 11,421,125
Lancashire Holdings Ltd. .................... 362,721 3,063,302
Land Securities Group PLC .................. 863,175 7,704,214
Legal & General Group PLC ................. 7,678,126 27,877,862
Lion Finance Group PLC .................... 54,545 7,535,901
Lloyds Banking Group PLC .................. 79,596,956 118,854,531
London Stock Exchange Group PLC ............ 620,020 69,158,311
LondonMetric Property PLC .................. 2,620,198 7,192,677
M&G PLC .............................. 3,202,984 13,578,242
Man Group PLC ......................... 1,764,626 6,369,244
Marks & Spencer Group PLC ................. 2,698,810 13,535,076
Marshalls PLC ........................... 387,047 828,319
Melrose Industries PLC ..................... 1,763,611 15,163,413
Mitchells & Butlers PLC
(a)
................... 513,248 1,850,569
Mitie Group PLC ......................... 2,433,177 5,580,139
Mondi PLC ............................. 537,547 6,281,889
MONY Group PLC ........................ 789,165 2,014,524
Morgan Advanced Materials PLC .............. 530,547 1,662,481
Morgan Sindall Group PLC .................. 59,315 4,001,370
National Grid PLC ........................ 6,480,731 110,104,707
NatWest Group PLC ....................... 10,786,957 98,320,762
NCC Group PLC ......................... 558,464 1,076,635
Next PLC .............................. 165,616 30,069,053
Ninety One PLC ......................... 644,521 2,243,778
Ocado Group PLC
(a)
....................... 888,307 2,662,150
OSB Group PLC ......................... 635,062 5,308,006
Oxford Instruments PLC .................... 70,975 2,442,534
Oxford Nanopore Technologies PLC
(a)
........... 733,305 1,563,809
Pagegroup PLC .......................... 464,743 1,313,230
Pan African Resources PLC ................. 2,706,809 4,790,679
Paragon Banking Group PLC ................. 436,181 5,300,014
Pearson PLC ........................... 867,374 11,408,526
Pennon Group PLC ....................... 557,889 4,181,692
Persimmon PLC ......................... 418,519 8,059,515
Pets at Home Group PLC ................... 683,719 1,914,863
Phoenix Group Holdings PLC ................ 842,310 8,537,382
Playtech PLC ........................... 386,385 1,569,907
Plus500 Ltd. ............................ 146,391 8,426,481
Premier Foods PLC ....................... 1,317,301 3,403,175

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
91
Schedule of Investments
Security Shares Value
a
United Kingdom (continued)
Primary Health Properties PLC ................ 4,625,251 $ 6,565,238
Prudential PLC .......................... 3,421,204 56,194,122
QinetiQ Group PLC ....................... 724,846 4,993,762
Quilter PLC
(d)
........................... 1,890,852 5,027,217
Rathbones Group PLC ..................... 85,515 2,588,408
Reckitt Benckiser Group PLC
(a)
............... 907,099 75,615,684
RELX PLC ............................. 2,433,066 86,257,098
Renishaw PLC .......................... 52,529 2,731,367
Rentokil Initial PLC ........................ 3,299,651 20,480,326
RHI Magnesita N.V. ....................... 61,635 2,340,132
Rightmove PLC .......................... 948,446 6,420,416
Rio Tinto PLC ........................... 1,495,071 136,401,758
Rolls-Royce Holdings PLC .................. 11,329,390 189,393,137
Rotork PLC ............................. 1,047,295 5,082,261
RS GROUP PLC ......................... 620,270 5,695,667
Safestore Holdings PLC .................... 301,830 3,415,586
Sage Group PLC (The) ..................... 1,302,324 17,077,638
Savills PLC ............................. 230,289 3,396,951
Schroders PLC .......................... 858,476 5,317,171
Segro PLC ............................. 1,690,670 17,614,377
Serco Group PLC ........................ 1,533,904 6,298,108
Severn Trent PLC ........................ 332,436 13,352,552
Shaftesbury Capital PLC .................... 2,079,041 4,090,040
Shell PLC .............................. 7,646,068 293,911,012
Sirius Real Estate Ltd. ..................... 3,171,175 4,263,341
Smith & Nephew PLC ...................... 1,100,635 18,758,410
Smiths Group PLC ........................ 481,688 16,542,040
Softcat PLC ............................ 163,787 3,207,621
Spirax Group PLC ........................ 100,387 10,002,999
Spire Healthcare Group PLC
(d)
................ 757,130 2,121,795
SSE PLC .............................. 1,575,530 52,366,609
SSP Group PLC ......................... 971,191 2,431,708
St. James's Place PLC ..................... 700,260 14,625,157
Standard Chartered PLC .................... 2,661,862 68,107,552
Supermarket Income REIT PLC ............... 2,190,751 2,508,191
Tate & Lyle PLC .......................... 515,871 2,668,939
Taylor Wimpey PLC ....................... 4,750,059 6,944,403
TBC Bank Group PLC ..................... 72,445 4,212,113
Telecom Plus PLC ........................ 110,850 2,025,054
Tesco PLC ............................. 8,772,205 51,043,720
THG PLC
(a)(b)
............................ 1,215,783 619,874
TP ICAP Group PLC ...................... 996,299 3,475,500
Trainline PLC
(a)(d)
......................... 647,980 1,815,987
Travis Perkins PLC ....................... 214,008 1,831,914
Tritax Big Box REIT PLC .................... 2,103,244 4,774,214
Trustpilot Group PLC
(a)(d)
.................... 760,903 1,917,857
TUI AG
(a)
.............................. 622,980 6,642,224
Unilever PLC ........................... 2,888,645 196,512,741
UNITE Group PLC (The) .................... 434,614 3,380,160
United Utilities Group PLC ................... 841,065 14,403,694
Vesuvius PLC ........................... 372,463 2,342,397
Victrex PLC ............................ 115,433 1,036,170
Vistry Group PLC
(a)
........................ 461,785 4,207,926
Vodafone Group PLC ...................... 26,496,200 39,021,663
Watches of Switzerland Group PLC
(a)(d)
.......... 436,223 3,107,061
Weir Group PLC (The) ..................... 336,462 14,861,095
WH Smith PLC .......................... 162,026 1,496,531
Whitbread PLC .......................... 214,039 7,989,732
Wise PLC, Class A
(a)
....................... 949,224 12,242,842
Workspace Group PLC ..................... 284,139 1,631,023
WPP PLC .............................. 1,279,368 5,307,105
Yellow Cake PLC
(a)(d)
....................... 428,005 3,995,679
Zigup PLC ............................. 579,685 3,030,070
4,880,097,730
a
Security Shares Value
a
United States  — 0.1%
Nebius Group N.V., Class A
(a)
................. 283,867 $ 24,182,630
Sunococorp LLC
(a)
........................ 39,193 2,101,528
26,284,158
a
Total Common Stocks — 99.0%
(Cost: $34,323,780,321) .............................. 54,206,800,238
a
Preferred Stocks
Brazil  — 0.3%
Alpargatas SA, Preference Shares, NVS ......... 313,910 857,135
Axia Energia, Class B, Preference Shares, NVS .... 373,826 4,106,386
Axia Energia, Class C, Preference Shares, NVS
(a)
... 526,732 5,284,585
Banco Bradesco SA, Preference Shares, NVS ..... 7,119,912 28,830,046
Banco do Estado do Rio Grande do Sul SA, Class B,
Preference Shares, NVS .................. 208,297 712,827
Bradespar SA, Preference Shares, NVS ......... 519,994 2,352,583
Cia Energetica de Minas Gerais, Preference Shares,
NVS ................................ 2,114,640 4,612,810
Gerdau SA, Preference Shares, NVS ........... 1,367,278 5,824,782
Itau Unibanco Holding SA, Preference Shares, NVS . 7,153,717 61,848,677
Itausa SA, Preference Shares, NVS ............ 7,756,378 20,132,464
Marcopolo SA, Preference Shares, NVS ......... 2,325,616 2,850,263
Metalurgica Gerdau SA, Preference Shares, NVS ... 2,059,469 3,862,422
Petroleo Brasileiro SA - Petrobras, Preference Shares,
NVS ................................ 5,857,459 42,027,011
Unipar Carbocloro SA, Class B, Preference Shares,
NVS ................................ 88,845 1,061,362
184,363,353
a
Chile  — 0.1%
Embotelladora Andina SA, Class B, Preference Shares 949,780 4,988,836
Sociedad Quimica y Minera de Chile SA, Class B,
Preference Shares
(a)
..................... 204,888 15,775,778
20,764,614
a
Colombia  — 0.0%
Grupo Cibest SA, Preference Shares ........... 716,365 14,630,016
Grupo de Inversiones Suramericana SA, Preference
Shares, NVS .......................... 205,230 2,892,291
17,522,307
a
Germany  — 0.2%
Bayerische Motoren Werke AG, Preference Shares,
NVS ................................ 77,869 8,031,835
Dr Ing hc F Porsche AG, Preference Shares, NVS
(b)(d)
117,033 5,695,162
Draegerwerk AG & Co KGaA, Preference Shares, NVS 12,147 1,282,712
FUCHS SE, Preference Shares, NVS ........... 98,696 4,266,319
Henkel AG & Co. KGaA, Preference Shares, NVS ... 207,406 18,221,011
Jungheinrich AG, Preference Shares, NVS ........ 76,556 3,294,566
Porsche Automobil Holding SE, Preference Shares,
NVS ................................ 165,715 7,090,192
Sartorius AG, Preference Shares, NVS .......... 36,907 10,315,242
Volkswagen AG, Preference Shares, NVS ........ 272,391 33,042,396
91,239,435
a
India  — 0.0%
TVS Motor Co. Ltd., 6.00%
(a)
................. 1,438,164 156,343
a
South Korea  — 0.2%
Hyundai Motor Co., Series 1, Preference Shares, NVS 28,553 5,271,123
Hyundai Motor Co., Series 2, Preference Shares, NVS 44,842 8,469,262

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
92
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
South Korea (continued)
Samsung Electronics Co. Ltd., Preference Shares,
NVS ................................ 1,066,107 $ 86,355,760
100,096,145
a
Total Preferred Stocks — 0.8%
(Cost: $303,602,984) ................................ 414,142,197
a
Rights
Spain  — 0.0%
ACS Actividades de Construccion y Servicios SA
(a)
.. 252,734 139,004
a
Taiwan  — 0.0%
Kinsus Interconnect Technology Corp. (Expires
03/10/26)
(a)
........................... 389,000 151,968
a
Total Rights — 0.0%
(Cost: $134,984) ................................... 290,972
a
Warrants
Canada  — 0.0%
Constellation Software Inc., (Issued 08/29/23,1 Share
for 1 Warrant, Expires 03/31/40, Strike Price CAD
11.50)
(a)(c)
............................ 23,204 —
a
Total Warrants — 0.0%
(Cost: $–) ........................................ —
a
Total Long-Term Investments — 99.8%
(Cost: $34,627,518,289) .............................. 54,621,233,407
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.82%
(f)(g)(h)
...................... 702,908,965 $ 703,260,419
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.64%
(f)(g)
............................. 31,242,791 31,242,791
a
Total Short-Term Securities — 1.3%
(Cost: $734,405,150) ................................ 734,503,210
Total Investments —  101.1%
(Cost: $ 35,361,923,439) .............................. 55,355,736,617
Liabilities in Excess of Other Assets — (1.1)% ............... (599,158,976)
Net Assets — 100.0% ................................. $ 54,756,577,641
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 606,331,908 $ 96,868,432
(a)
$ — $ 20,892 $ 39,187 $ 703,260,419 702,908,965 $ 6,681,428
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 18,680,000 12,562,791
(a)
— — — 31,242,791 31,242,791 1,231,961 —
$ — $ 20,892 $ 39,187
$ 734,503,210
$ 7,913,389 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
93
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI EAFE Index ..................................................................... 536 03/20/26 $ 81,386 $ 1,956,384
MSCI Emerging Markets Index ............................................................. 496 03/20/26 37,716 1,676,927
$ 3,633,311
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 3,633,311 $ — $ — $ — $ 3,633,311
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 9,182,631 $ — $ — $ — $ 9,182,631
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 4,588,573 $ — $ — $ — $ 4,588,573
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 134,710,625
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,254,592,320 $ 46,949,039,434 $ 3,168,484 $ 54,206,800,238
Preferred Stocks ......................................... 206,874,496 207,267,701 — 414,142,197
Rights ................................................ 139,004 151,968 — 290,972
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 734,503,210 — — 734,503,210
$ 8,196,109,030 $ 47,156,459,103 $ 3,168,484 $ 55,355,736,617

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core MSCI Total International Stock ETF
94
2026
iShares Semi-Annual Financial Statements and Additional Information
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 3,633,311 $ — $ — $ 3,633,311
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

Statements of Assets and Liabilities
Statements of Assets and Liabilities
(unaudited)
January 31, 2026
See notes to financial statements.
iShares
Core MSCI EAFE
ETF
iShares
Core MSCI Europe
ETF
iShares
Core MSCI
International
Developed Markets
ETF
iShares
Core MSCI Total
International Stock
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
...................................... $ 171,593,510,607  $ 7,416,219,903  $ 26,850,647,243  $ 54,621,233,407
Investments, at value — affiliated
(c)
......................................... 1,197,783,516  39,251,916  235,324,518  734,503,210
Cash ............................................................. —  —  12,045,587  1,937,864
Cash pledged:
Futures contracts ................................................... —  —  —  4,183,000
Foreign currency collateral pledged:
(d)
Futures contracts ................................................... 48,384,783  2,211,400  9,225,711  —
Foreign currency, at value
(e)
.............................................. 357,910,497  13,794,455  79,739,918  83,388,370
Receivables:
Investments sold ................................................... 103,690,737  —  30,499,499  20,450,618
Securities lending income — affiliated ..................................... 1,400,043  18,193  126,663  923,596
Capital shares sold .................................................. —  —  41,300  —
Dividends — unaffiliated .............................................. 98,667,976  2,206,876  16,893,211  41,559,109
Dividends — affiliated ................................................ 59,623  7,344  9,669  127,185
Tax reclaims ...................................................... 191,291,851  15,324,978  25,433,575  59,006,198
Variation margin on futures contracts ...................................... 3,993,721  209,398  —  —
Foreign withholding tax claims .......................................... 17,181,459  486,307  28,290  2,737,396
Total assets ........................................................
173,613,874,813  7,489,730,770  27,260,015,184  55,570,049,953
LIABILITIES
Collateral on securities loaned ............................................ 1,177,207,012  36,335,550  218,114,919  703,121,831
Payables:
Investments purchased ............................................... —  —  49,322,703  —
Deferred foreign capital gain tax ......................................... 1,130,362  —  201,913  105,095,390
Investment advisory fees .............................................. 10,051,314  557,481  859,736  3,196,500
Professional fees ................................................... 333,650  19,046  37,212  958,233
Variation margin on futures contracts ...................................... —  —  740,108  1,100,358
Total liabilities .......................................................
1,188,722,338  36,912,077  269,276,591  813,472,312
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 172,425,152,475  $ 7,452,818,693  $ 26,990,738,593  $ 54,756,577,641
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 123,633,246,140  $ 6,306,223,741  $ 20,141,425,167  $ 37,594,089,853
Accumulated earnings ................................................. 48,791,906,335  1,146,594,952  6,849,313,426  17,162,487,788
NET ASSETS .......................................................
$ 172,425,152,475  $ 7,452,818,693  $ 26,990,738,593  $ 54,756,577,641
NET ASSET VALUE
Shares outstanding ................................................... 1,836,200,000  100,500,000  312,900,000  611,700,000
Net asset value ...................................................... $ 93.90  $ 74.16  $ 86.26  $ 89.52
Shares authorized .................................................... Unlimited Unlimited Unlimited Unlimited
Par value .......................................................... None None None None
(a)
Securities loaned, at value ............................................ $ 1,059,317,092  $ 30,660,515  $ 185,503,114  $ 598,656,538
(b)
Investments, at cost — unaffiliated ....................................... $ 115,238,382,151  $ 6,038,443,958  $ 19,310,329,838  $ 34,627,518,289
(c)
Investments, at cost — affiliated ......................................... $ 1,197,724,431  $ 39,250,331  $ 235,316,946  $ 734,405,150
(d)
Foreign currency collateral pledged, at cost ................................. $ 47,260,318  $ 2,138,075  $ 8,955,190  $ —
(e)
  Foreign currency, at cost .............................................. $ 353,048,980  $ 13,556,172  $ 78,692,533  $ 81,535,641

2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Operations
(unaudited)
Six Months Ended January 31, 2026
See notes to financial statements.
iShares
Core MSCI EAFE
ETF
iShares
Core MSCI Europe
ETF
iShares
Core MSCI
International
Developed Markets
ETF
iShares
Core MSCI Total
International Stock
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 1,466,587,984  $ 49,057,233  $ 219,637,811  $ 478,747,836
Dividends — affiliated .............................................. 652,550  26,803  109,749  1,231,961
Interest — unaffiliated .............................................. 523,713  29,222  103,036  158,380
Securities lending income — affiliated — net ............................... 10,898,532  206,177  950,195  6,681,428
Foreign taxes withheld ............................................. (93,428,155) (2,946,772) (16,584,998) (40,223,460)
Foreign withholding tax claims ........................................ 3,762,843  637,427  74,681  9,361,636
Total investment income ..............................................
1,388,997,467  47,010,090  204,290,474  455,957,781
EXPENSES
Investment advisory ............................................... 55,598,171  3,122,671  4,651,721  17,786,248
Professional .................................................... 136,680  23,249  17,173  923,037
Commitment costs ................................................ —  —  —  20,439
Mauritius income taxes ............................................. —  —  —  114
Interest expense ................................................. 66,061  2,253  7,961  6,535
Total expenses .................................................... 55,800,912  3,148,173  4,676,855  18,736,373
Net investment income ...............................................
1,333,196,555  43,861,917  199,613,619  437,221,408
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated
(a)
........................................ (433,024,030) (17,284,716) (15,201,540) (39,205,979)
Investments — affiliated ........................................... 29,638  1,161  5,013  20,892
Foreign currency transactions ....................................... (6,751,494) 62,173  (1,030,427) (2,613,324)
Futures contracts ............................................... 70,541,129  3,318,007  10,030,409  9,182,631
In-kind redemptions — unaffiliated
(b)
................................... —  156,327,514  —  63,363,089
(369,204,757) 142,424,139  (6,196,545) 30,747,309
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
........................................ 24,263,984,349  895,610,450  3,538,698,940  8,377,330,046
Investments — affiliated ........................................... 59,085  1,585  7,572  39,187
Foreign currency translations ....................................... 22,434,205  1,351,157  4,129,342  6,343,499
Futures contracts ............................................... 9,361,602  416,701  2,162,400  4,588,573
24,295,839,241  897,379,893  3,544,998,254  8,388,301,305
Net realized and unrealized gain ........................................
23,926,634,484  1,039,804,032  3,538,801,709  8,419,048,614
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 25,259,831,039  $ 1,083,665,949  $ 3,738,415,328  $ 8,856,270,022
(a)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ........... $ —  $ —  $ —  $ (1,860,839)
(b)
See Note 2 of the Notes to Financial Statements.
(c)
Net of increase in deferred foreign capital gain tax of ......................... $ (572,101) $ —  $ (121,471) $ (1,204,334)

Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Core MSCI EAFE ETF
iShares
Core MSCI Europe ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 1,333,196,555  $ 3,834,425,846  $ 43,861,917  $ 173,939,488
Net realized gain (loss) ....................................... (369,204,757) (539,132,270) 142,424,139  109,520,622
Net change in unrealized appreciation (depreciation) ................... 24,295,839,241  12,334,728,899  897,379,893  354,005,593
Net increase in net assets resulting from operations ......................
25,259,831,039  15,630,022,475  1,083,665,949  637,465,703
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(3,085,211,106)
(b)
(4,348,117,412) (83,211,996)
(b)
(183,886,036)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
9,315,842,740  9,493,235,290  (266,788,741) 1,635,220,430
NET ASSETS
Total increase in net assets ...................................... 31,490,462,673  20,775,140,353  733,665,212  2,088,800,097
Beginning of period ...........................................
140,934,689,802  120,159,549,449  6,719,153,481  4,630,353,384
End of period ...............................................
$ 172,425,152,475  $ 140,934,689,802  $ 7,452,818,693  $ 6,719,153,481
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Core MSCI International Developed Markets
ETF
iShares
Core MSCI Total International Stock ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 199,613,619  $ 515,672,449  $ 437,221,408  $ 1,154,551,524
Net realized gain (loss) ....................................... (6,196,545) 53,509,173  30,747,309  (364,127,663)
Net change in unrealized appreciation (depreciation) ................... 3,544,998,254  1,836,809,562  8,388,301,305  4,830,112,813
Net increase in net assets resulting from operations ......................
3,738,415,328  2,405,991,184  8,856,270,022  5,620,536,674
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(442,911,346)
(b)
(561,233,848) (952,454,810)
(b)
(1,346,383,404)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ............
3,738,118,511  4,001,681,407  1,157,600,350  3,548,508,598
NET ASSETS
Total increase in net assets ...................................... 7,033,622,493  5,846,438,743  9,061,415,562  7,822,661,868
Beginning of period ...........................................
19,957,116,100  14,110,677,357  45,695,162,079  37,872,500,211
End of period ...............................................
$ 26,990,738,593  $ 19,957,116,100  $ 54,756,577,641  $ 45,695,162,079
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core MSCI EAFE ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period ...
$ 81.48  $ 74.79  $ 69.41  $ 61.88  $ 75.40  $ 58.48
Net investment income
(a)
........... 0 .75
(b)
2 .30
(b)
2 .08  2 .03
(b)
2 .10
(b)
1 .76
Net realized and unrealized gain (loss)
(c)
.
13.38  6 .99  5 .58  7 .12  (12.90) 16.86
Net increase (decrease) from investment
operations .....................
14.13  9 .29  7 .66  9 .15  (10.80) 18.62
Distributions from net investment income
(d)
. ( 1 .71 )
(e)
( 2 .60 ) ( 2 .28 ) ( 1 .62 ) ( 2 .72 ) ( 1 .70 )
Net asset value, end of period ........
$ 93.90  $ 81.48  $ 74.79  $ 69.41  $ 61.88  $ 75.40
Total Return
(f)
– – – – – –
Based on net asset value ............
17.48%
(b) (g)
12.65%
(b)
11.24% 14.94%
(b)
(14.58) %
(b)
31.95%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses ...................
0 .07%
(i)
0 .07% 0 .07% 0 .07% 0 .07% 0 .08%
Total expenses excluding professional fees
for foreign withholding tax claims ......
0 .07%
(i)
0 .07% 0 .07% 0 .07% 0 .07% 0 .07%
Net investment income ..............
1 .68%
(b) (i)
3 .01%
(b)
2 .97% 3 .21%
(b)
3 .00%
(b)
2 .55%
Supplemental Data
Net assets, end of period (000) ........
$ 172,425,152  $ 140,934,690  $ 120,159,549  $ 102,003,706  $ 88,823,464  $ 99,092,545
Portfolio turnover rate
(j)
..............
2% 3% 2% 3% 4% 2%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2026 and the years ended July 31, 2025, July 31, 2023 and July 31, 2022, respectively:
• Net investment income per share by $0.00, $0.00, $0.02 and $0.01.
• Total return by 0.01%, 0.01%, 0.03% and 0.02%.
• Ratio of net investment income to average net assets by 0.00%, 0.00%, 0.03% and 0.02%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core MSCI Europe ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period .
$ 64.24  $ 58.39  $ 54.06  $ 47.25  $ 58.23  $ 44.41
Net investment income
(a)
......... 0 .44
(b)
2 .06
(b)
1 .73
(b)
1 .65
(b)
1 .61
(b)
1 .28
Net realized and unrealized gain (loss)
(c)
10.33  5 .77  4 .36  6 .67  (10.68) 13.91
Net increase (decrease) from investment
operations ...................
10.77  7 .83  6 .09  8 .32  ( 9 .07 ) 15.19
Distributions from net investment income
(d)
( 0 .85 )
(e)
( 1 .98 ) ( 1 .76 ) ( 1 .51 ) ( 1 .91 ) ( 1 .37 )
Net asset value, end of period ......
$ 74.16  $ 64.24  $ 58.39  $ 54.06  $ 47.25  $ 58.23
Total Return
(f)
– – – – – –
Based on net asset value ..........
16.85%
(b) (g)
13.59%
(b)
11.40%
(b)
17.84%
(b)
(15.80) %
(b)
34.39%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses .................
0 .09%
(i)
0 .10% 0 .09% 0 .11% 0 .09% 0 .09%
Total expenses excluding professional fees
for foreign withholding tax claims ....
0 .09%
(i)
0 .09% 0 .09% 0 .09% 0 .09% 0 .09%
Net investment income ............
1 .26%
(b) (i)
3 .42%
(b)
3 .17%
(b)
3 .36%
(b)
2 .98%
(b)
2 .46%
Supplemental Data
Net assets, end of period (000) ......
$ 7,452,819  $ 6,719,153  $ 4,630,353  $ 4,389,834  $ 3,926,722  $ 5,287,174
Portfolio turnover rate
(j)
............
1% 4% 5% 5% 5% 3%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2026 and the years ended July 31, 2025, July 31, 2024, July 31, 2023 and July 31, 2022, respectively:
• Net investment income per share by $0.01, $0.08, $0.01, $0.09 and $0.01.
• Total return by 0.01%, 0.10%, 0.02%, 0.18% and 0.02%.
• Ratio of net investment income to average net assets by 0.02%, 0.14%, 0.02%, 0.18% and 0.01%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core MSCI International Developed Markets ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period ..
$ 74.54  $ 67.73  $ 62.81  $ 56.46  $ 67.86  $ 52.39
Net investment income
(a)
.......... 0 .70
(b)
2 .15
(b)
1 .88
(b)
1 .83
(b)
1 .85  1 .60
Net realized and unrealized gain (loss)
(c)
12.55  6 .93  5 .04  5 .94  (10.90) 15.42
Net increase (decrease) from investment
operations ....................
13.25  9 .08  6 .92  7 .77  ( 9 .05 ) 17.02
Distributions from net investment income
(d)
( 1 .53 )
(e)
( 2 .27 ) ( 2 .00 ) ( 1 .42 ) ( 2 .35 ) ( 1 .55 )
Net asset value, end of period .......
$ 86.26  $ 74.54  $ 67.73  $ 62.81  $ 56.46  $ 67.86
Total Return
(f)
– – – – – –
Based on net asset value ...........
17.91%
(b) (g)
13.63%
(b)
11.22%
(b)
13.91%
(b)
(13.57) % 32.63%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses ..................
0 .04%
(i)
0 .04% 0 .04% 0 .04% 0 .05% 0 .05%
Total expenses after fees waived ......
0 .04%
(i)
0 .04% 0 .04% 0 .04% 0 .05% 0 .05%
Net investment income .............
1 .72%
(b) (i)
3 .08%
(b)
2 .97%
(b)
3 .15%
(b)
2 .93% 2 .56%
Supplemental Data
Net assets, end of period (000) .......
$ 26,990,739  $ 19,957,116  $ 14,110,677  $ 11,380,787  $ 7,377,094  $ 6,158,362
Portfolio turnover rate
(j)
.............
2% 3% 3% 2% 6% 7%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2026 and the years ended July 31, 2025, July 31, 2024 and July 31, 2023, respectively:
• Net investment income per share by $0.00, $0.03, $0.01 and $0.01.
• Total return by 0.01%, 0.04%, 0.01% and 0.02%.
• Ratio of net investment income to average net assets by 0.00%, 0.05%, 0.01% and 0.02%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core MSCI Total International Stock ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
(a)
Year Ended
07/31/22
(a)
Year Ended
07/31/21
(a)
Net asset value, beginning of period ..
$ 76.48  $ 69.12  $ 64.95  $ 59.02  $ 72.22  $ 56.92
Net investment income
(b)
.......... 0 .72
(c)
2 .04
(c)
1 .86
(c)
1 .87
(c)
1 .93
(c)
1 .58
Net realized and unrealized gain (loss)
(d)
13.89  7 .67  4 .38  5 .53  (12.82) 15.28
Net increase (decrease) from investment
operations ....................
14.61  9 .71  6 .24  7 .40  (10.89) 16.86
Distributions from net investment income
(e)
( 1 .57 )
(f)
( 2 .35 ) ( 2 .07 ) ( 1 .47 ) ( 2 .31 ) ( 1 .56 )
Net asset value, end of period .......
$ 89.52  $ 76.48  $ 69.12  $ 64.95  $ 59.02  $ 72.22
Total Return
(g)
– – – – – –
Based on net asset value ...........
19.27%
(c) (h)
14.30%
(c)
9 .84%
(c)
12.72%
(c)
(15.36) %
(c)
29.71%
Ratios to Average Net Assets
(i)
– – – – – –
Total expenses ..................
0 .07%
(j)
0 .07% 0 .07% 0 .07% 0 .09% 0 .09%
Total expenses after fees waived ......
0 .07%
(j)
0 .07% 0 .07% 0 .07% 0 .09% 0 .09%
Net investment income .............
1 .72%
(c) (j)
2 .87%
(c)
2 .88%
(c)
3 .14%
(c)
2 .87%
(c)
2 .35%
Supplemental Data
Net assets, end of period (000) .......
$ 54,756,578  $ 45,695,162  $ 37,872,500  $ 33,091,639  $ 28,113,472  $ 30,065,795
Portfolio turnover rate
(k)
.............
2% 3% 3% 3% 10% 7%
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2026 and the years ended July 31, 2025, July 31, 2024, July 31, 2023 and July 31, 2022, respectively:
• Net investment income per share by $0.01, $0.02, $0.01, $0.02 and $0.00.
• Total return by 0.03%, 0.02%, 0.02%, 0.04% and 0.01%.
• Ratio of net investment income to average net assets by 0.03%, 0.03%, 0.02%, 0.03% and 0.00%.
(d)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(g)
Where applicable, assumes the reinvestment of distributions.
(h)
Not annualized.
(i)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)
Annualized.
(k)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Basis of Consolidation: The accompanying consolidated financial statements for the iShares Core MSCI Total International Stock ETF included the accounts of its subsidiary in the Republic of Mauritius, which was a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invested in Indian securities. On April 26, 2023, the Fund filed to liquidate its Subsidiary with the Mauritius Financial Services Commission.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
iShares ETF
Diversification
Classification
Core MSCI EAFE ............................................................................................................ Diversified
Core MSCI Europe ........................................................................................................... Diversified
Core MSCI International Developed Markets ........................................................................................ Diversified
Core MSCI Total International Stock .............................................................................................. Diversified

Notes to Financial Statements
(unaudited) (continued)

2026
iShares Semi-Annual Financial Statements and Additional Information
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
Core MSCI EAFE
Barclays Bank PLC ............................................... $ 5,010,826 $ (5,010,826) $ — $ —
Barclays Capital, Inc. ............................................. 51,080,043 (51,080,043) — —
BNP Paribas SA ................................................. 30,680,779 (30,680,779) — —
BofA Securities, Inc. .............................................. 80,763,099 (80,763,099) — —
Citigroup Global Markets, Inc. ........................................ 50,151,056 (50,151,056) — —
Goldman Sachs & Co. LLC ......................................... 292,040,603 (292,040,603) — —
HSBC Bank PLC ................................................ 37 (37) — —
J.P. Morgan Securities LLC ......................................... 62,555,622 (62,555,622) — —
Jefferies LLC ................................................... 3,209,781 (3,209,781) — —
Macquarie Bank Ltd. .............................................. 5,207,295 (5,207,295) — —
Mizuho Securities USA LLC ......................................... 116,736 (116,736) — —
Morgan Stanley ................................................. 408,099,233 (408,099,233) — —
National Financial Services LLC ...................................... 1,619,078 (1,619,078) — —
Nomura Securities International, Inc. ................................... 4,995,975 (4,995,975) — —
Scotia Capital (USA), Inc. .......................................... 3,004,595 (3,004,595) — —
SG Americas Securities LLC ........................................ 10,105,880 (10,105,880) — —
State Street Bank & Trust Co. ........................................ 15,216,273 (15,216,273) — —
TD Securities (USA) LLC ........................................... 2,903,838 (2,903,838) — —
UBS AG ...................................................... 29,252,499 (29,252,499) — —
UBS Securities LLC .............................................. 851,528 (851,528) — —
Wells Fargo Bank NA ............................................. 710,010 (710,010) — —
Wells Fargo Securities LLC ......................................... 1,742,306 (1,742,306) — —
$ 1,059,317,092 $ (1,059,317,092)
$ —
$ —
a

Notes to Financial Statements
(unaudited) (continued)

2026
iShares Semi-Annual Financial Statements and Additional Information
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
Core MSCI Europe
Barclays Capital, Inc. ............................................. $ 585,985 $ (585,985) $ — $ —
BNP Paribas SA ................................................. 146,037 (146,037) — —
BofA Securities, Inc. .............................................. 4,540,951 (4,540,951) — —
Citigroup Global Markets, Inc. ........................................ 523,043 (523,043) — —
Goldman Sachs & Co. LLC ......................................... 7,475,777 (7,475,777) — —
HSBC Bank PLC ................................................ 7,784,529 (7,784,529) — —
Jefferies LLC ................................................... 39,935 (39,935) — —
Morgan Stanley ................................................. 7,866,490 (7,866,490) — —
SG Americas Securities LLC ........................................ 108,849 (108,849) — —
State Street Bank & Trust Co. ........................................ 576,164 (576,164) — —
UBS AG ...................................................... 1,012,755 (1,012,755) — —
$ 30,660,515 $ (30,660,515)
$ —
$ —
a
Core MSCI International Developed Markets
BNP Paribas SA ................................................. 1,795,750 (1,795,750) — —
BofA Securities, Inc. .............................................. 18,964,864 (18,964,864) — —
Citigroup Global Markets, Inc. ........................................ 10,653,335 (10,653,335) — —
Goldman Sachs & Co. LLC ......................................... 53,281,984 (53,281,984) — —
HSBC Bank PLC ................................................ 20,585,573 (20,585,573) — —
J.P. Morgan Securities LLC ......................................... 24,058,158 (24,058,158) — —
Jefferies LLC ................................................... 1,064,436 (1,064,436) — —
Mizuho Securities USA LLC ......................................... 1,858,148 (1,858,148) — —
Morgan Stanley ................................................. 46,517,019 (46,517,019) — —
National Financial Services LLC ...................................... 101,804 (101,804) — —
Scotia Capital (USA), Inc. .......................................... 132,836 (132,836) — —
SG Americas Securities LLC ........................................ 556,687 (556,687) — —
State Street Bank & Trust Co. ........................................ 448,619 (448,619) — —
TD Securities (USA) LLC ........................................... 38,377 (38,377) — —
UBS AG ...................................................... 4,815,159 (4,815,159) — —
Wells Fargo Securities LLC ......................................... 630,365 (630,365) — —
$ 185,503,114 $ (185,503,114)
$ —
$ —
a
Core MSCI Total International Stock
Barclays Bank PLC ............................................... 60,230 (60,230) — —
Barclays Capital, Inc. ............................................. 6,319,247 (6,319,247) — —
BNP Paribas SA ................................................. 6,839,148 (6,839,148) — —
BofA Securities, Inc. .............................................. 81,592,421 (81,592,421) — —
Citigroup Global Markets Ltd. ........................................ 1,030,602 (1,030,602) — —
Citigroup Global Markets, Inc. ........................................ 27,442,035 (27,442,035) — —
Goldman Sachs & Co. LLC ......................................... 80,787,415 (80,787,415) — —
Goldman Sachs International ........................................ 34,258,579 (34,258,579) — —
HSBC Bank PLC ................................................ 30,123,247 (30,123,247) — —
J.P. Morgan Securities LLC ......................................... 54,261,782 (54,261,782) — —
J.P. Morgan Securities PLC ......................................... 2,284,601 (2,284,601) — —
Jefferies LLC ................................................... 1,289,296 (1,289,296) — —
Macquarie Bank Ltd. .............................................. 12,103,161 (12,103,161) — —
Morgan Stanley ................................................. 224,446,917 (224,446,917) — —
National Financial Services LLC ...................................... 1,598,947 (1,598,947) — —
Nomura Securities International, Inc. ................................... 8,853,475 (8,853,475) — —
Scotia Capital (USA), Inc. .......................................... 857,526 (857,526) — —
SG Americas Securities LLC ........................................ 3,163,101 (3,163,101) — —
State Street Bank & Trust Co. ........................................ 1,569,097 (1,569,097) — —
UBS AG ...................................................... 19,773,605 (19,773,605) — —
UBS Securities LLC .............................................. 2,106 (2,106) — —
$ 598,656,538 $ (598,656,538)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
For the iShares Core MSCI Total International Stock ETF, BFA contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.
For the six months ended January 31, 2026, there were no fees waived by BFA pursuant to these arrangements.
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to August 11, 2025, ETF Services were performed by State Street Bank and Trust Company for the iShares Core MSCI Europe ETF. Prior to November 10, 2025, ETF
Services were performed by State Street Bank and Trust Company for the iShares Core MSCI EAFE ETF, iShares Core MSCI International Developed Markets ETF and
iShares Core MSCI Total International Stock ETF.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell
iShares ETF Investment Advisory Fees
Core MSCI EAFE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.07%
Core MSCI Europe . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.09
Core MSCI International Developed Markets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.04
Core MSCI Total International Stock . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.07

Notes to Financial Statements
(unaudited) (continued)

2026
iShares Semi-Annual Financial Statements and Additional Information
a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended January 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended January 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended January 31, 2026, in-kind transactions were as follows:
iShares ETF Amounts
Core MSCI EAFE ........................................................................................................... $ 2,458,695
Core MSCI Europe .......................................................................................................... 45,451
Core MSCI International Developed Markets ....................................................................................... 229,718
Core MSCI Total International Stock ............................................................................................. 1,507,378
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Core MSCI EAFE ........................................................................
$ 187,245,803 $ 210,398,281 $ (34,959,144)
Core MSCI Europe .......................................................................
18,501,618 7,292,950 (750,406)
Core MSCI International Developed Markets ....................................................
17,975,274 24,259,297 (4,579,713)
Core MSCI Total International Stock ..........................................................
45,392,605 71,142,920 (10,126,456)
iShares ETF Purchases Sales
Core MSCI EAFE ........................................................................................ $ 2,988,836,996 $ 2,895,891,563
Core MSCI Europe ....................................................................................... 117,296,729 97,113,710
Core MSCI International Developed Markets .................................................................... 473,376,842 422,539,986
Core MSCI Total International Stock .......................................................................... 1,308,404,970 1,122,943,725
iShares ETF In-kind Purchases In-kind Sales
Core MSCI EAFE .......................................................................................... $ 7,638,946,842 $ —
Core MSCI Europe ......................................................................................... 105,775,125 432,145,343
Core MSCI International Developed Markets ...................................................................... 3,430,096,077 —
Core MSCI Total International Stock ............................................................................ 563,400,180 98,200,086

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of July 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of January 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The iShares Core MSCI Total International Stock ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $900 million credit agreement (“Syndicated
Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and
1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended January 31, 2026, the Fund did not borrow under the Syndicated Credit Agreement.
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
Core MSCI EAFE ............................................................................................................
$ (4,007,649,844)
Core MSCI Europe ...........................................................................................................
(317,219,167)
Core MSCI International Developed Markets ........................................................................................
(358,525,442)
Core MSCI Total International Stock ..............................................................................................
(1,996,100,724)
(a)
Amounts available to offset future realized capital gains.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core MSCI EAFE ................................................. $ 118,581,872,189  $ 61,894,992,482  $ (7,665,918,631) $ 54,229,073,851
Core MSCI Europe ................................................ 6,119,380,869  1,804,105,531  (467,139,447) 1,336,966,084
Core MSCI International Developed Markets ............................. 19,737,581,053  8,092,712,548  (740,991,895) 7,351,720,653
Core MSCI Total International Stock ................................... 35,891,087,308  22,090,685,768  (2,622,403,148) 19,468,282,620

Notes to Financial Statements
(unaudited) (continued)

2026
iShares Semi-Annual Financial Statements and Additional Information
investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund's results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in
Asia and may affect the value and liquidity of certain of the Funds' investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Foreign Withholding Tax Claims
The iShares Core MSCI EAFE ETF and iShares Core MSCI International Developed Markets ETF  have filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the
European Union. The Funds have recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the
Funds, as of January 31, 2026, are $16,250,630 or $0.01 per share and $28,290 or $0.00 per share, respectively.
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of January 31, 2026 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the
Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.
Assuming there are sufficient foreign taxes paid which each of the iShares Core MSCI EAFE ETF, iShares Core MSCI Europe ETF, iShares Core MSCI International
Developed Markets ETF and iShares Core MSCI Total International Stock ETF is able to pass through to shareholders as a foreign tax credit in the current year, each of
Six Months Ended
01/31/26
Year Ended
07/31/25
iShares ETF Shares Amount Shares Amount
Core MSCI EAFE
Shares sold ......................................................... 106,600,000  $ 9,315,842,740  123,000,000  $ 9,493,235,290
Shares redeemed ..................................................... —  —  —  —
106,600,000  $ 9,315,842,740  123,000,000  $ 9,493,235,290
Core MSCI Europe
Shares sold ......................................................... 2,500,000  $ 177,955,809  37,000,000  $ 2,295,739,162
Shares redeemed ..................................................... (6,600,000) (444,744,550) (11,700,000) (660,518,732)
(4,100,000) $ (266,788,741) 25,300,000  $ 1,635,220,430
Core MSCI International Developed Markets
Shares sold ......................................................... 45,150,000  $ 3,738,118,511  64,800,000  $ 4,378,807,079
Shares redeemed ..................................................... —  —  (5,400,000) (377,125,672)
45,150,000  $ 3,738,118,511  59,400,000  $ 4,001,681,407
Core MSCI Total International Stock
Shares sold ......................................................... 15,600,000  $ 1,278,943,204  51,100,000  $ 3,642,601,164
Shares redeemed ..................................................... (1,400,000) (121,342,854) (1,500,000) (94,092,566)
14,200,000  $ 1,157,600,350  49,600,000  $ 3,548,508,598

Notes to Financial Statements
(unaudited) (continued)

2026
iShares Semi-Annual Financial Statements and Additional Information
the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.
13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements

2026
iShares Semi-Annual Financial Statements and Additional Information
Portfolio Abbreviation
ADR American Depositary Receipt
CPO Certificate of  Participation (Ordinary)
CVR Contingent Value Rights
GDR Global Depositary Receipt
IPJSC International Public Joint Stock Company
JSC Joint Stock Company
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

January 31, 2026
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares MSCI EAFE Growth ETF | EFG | Cboe BZX Exchange
iShares MSCI EAFE Value ETF | EFV | Cboe BZX Exchange

Page
2

iShares
®
MSCI EAFE Growth ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  6 .3%
Aristocrat Leisure Ltd. ...................... 527,466 $ 19,595,214
ASX Ltd. .............................. 185,947 7,401,504
Brambles Ltd. ........................... 1,294,417 20,092,850
CAR Group Ltd. .......................... 359,539 6,879,747
Cochlear Ltd. ........................... 62,298 11,611,935
Coles Group Ltd. ......................... 1,275,130 18,839,843
Commonwealth Bank of Australia .............. 1,033,443 106,982,892
Computershare Ltd. ....................... 494,145 11,222,309
CSL Ltd. ............................... 460,930 58,081,714
Evolution Mining Ltd. ...................... 1,929,149 18,526,057
Goodman Group ......................... 1,942,704 41,270,181
Insurance Australia Group Ltd. ................ 2,264,532 11,938,931
Lottery Corp. Ltd. (The) ..................... 2,101,605 7,486,807
Lynas Rare Earths Ltd.
(a)
.................... 855,215 8,608,700
Macquarie Group Ltd. ...................... 344,004 50,485,935
Medibank Pvt Ltd. ........................ 2,603,888 8,355,002
Northern Star Resources Ltd. ................. 1,291,339 23,739,071
Pro Medicus Ltd. ......................... 54,611 6,981,649
Qantas Airways Ltd. ....................... 699,591 4,891,282
REA Group Ltd. .......................... 50,068 6,583,132
SGH Ltd. .............................. 192,736 6,176,817
Sigma Healthcare Ltd.
(b)
.................... 4,920,598 10,544,064
Telstra Group Ltd. ........................ 3,772,829 12,817,414
Transurban Group ........................ 2,958,707 28,618,897
Wesfarmers Ltd. ......................... 1,078,125 62,193,345
WiseTech Global Ltd. ...................... 190,886 7,648,157
Woolworths Group Ltd. ..................... 1,160,607 24,907,070
Xero Ltd.
(a)
............................. 157,092 10,237,884
612,718,403
a
Austria  —  0 .1%
Raiffeisen Bank International AG .............. 44,033 2,219,504
Verbund AG ............................ 64,300 4,718,044
6,937,548
a
Belgium  —  1 .7%
Anheuser-Busch InBev SA/N.V. ............... 939,110 67,599,964
Argenx SE
(a)
............................ 58,495 49,192,573
D'ieteren Group .......................... 20,226 4,607,046
Financiere de Tubize SA .................... 6,705 1,710,362
Lotus Bakeries N.V. ....................... 382 4,503,645
UCB SA ............................... 120,117 36,602,707
164,216,297
a
China  —  0 .0%
Wharf Holdings Ltd. (The) ................... 1,016,000 3,282,580
a
Denmark  —  3 .4%
Carlsberg A.S. , Class B .................... 57,863 7,866,425
Coloplast A.S. , Class B ..................... 60,332 5,142,999
Demant A.S.
(a) (b)
.......................... 92,003 3,220,416
DSV A.S. .............................. 194,174 54,598,797
Genmab A.S.
(a)
.......................... 57,951 18,879,594
Novo Nordisk A.S. , Class B .................. 3,059,828 181,690,204
Novonesis Novozymes B ................... 334,779 20,513,098
Pandora A.S. ........................... 75,056 6,075,305
ROCKWOOL A.S. , Class B .................. 91,629 3,094,309
Vestas Wind Systems A.S. .................. 959,448 29,082,196
330,163,343
a
Finland  —  0 .6%
Kone OYJ , Class B ....................... 161,255 11,588,570
Metso OYJ ............................. 628,341 12,284,529
Security Shares Value
a
Finland (continued)
Neste OYJ ............................. 400,445 $ 10,229,345
Orion OYJ , Class B ....................... 103,165 8,531,544
Wartsila OYJ Abp ......................... 477,854 19,372,205
62,006,193
a
France  —  12 .2%
Accor SA .............................. 186,189 10,125,165
Aeroports de Paris SA ..................... 32,708 4,321,440
Air Liquide SA ........................... 549,649 102,928,493
Airbus SE .............................. 564,546 129,252,654
Alstom SA
(a)
............................ 165,729 5,291,458
ArcelorMittal SA .......................... 157,104 8,532,007
BioMerieux ............................. 39,100 4,540,545
Bureau Veritas SA ........................ 323,409 10,411,288
Dassault Aviation SA ...................... 18,621 7,079,236
Dassault Systemes SE ..................... 637,179 17,525,479
EssilorLuxottica SA ....................... 286,015 87,433,596
Eurofins Scientific SE ...................... 55,763 4,510,835
Euronext N.V.
(c)
.......................... 36,431 5,102,298
Getlink SE ............................. 145,893 2,887,864
Hermes International SCA ................... 30,090 72,396,474
Kering SA .............................. 24,648 7,694,554
Legrand SA ............................ 249,153 39,779,225
L'Oreal SA ............................. 228,197 104,842,605
LVMH Moet Hennessy Louis Vuitton SE .......... 237,586 153,339,019
Renault SA ............................. 64,328 2,427,698
Safran SA .............................. 342,110 122,232,875
Sartorius Stedim Biotech .................... 27,804 6,213,299
Schneider Electric SE ...................... 520,893 149,340,979
Societe Generale SA ...................... 234,983 20,591,428
STMicroelectronics N.V. .................... 643,274 18,164,791
Thales SA .............................. 88,047 26,953,441
Vinci SA ............................... 473,986 68,151,890
1,192,070,636
a
Germany  —  9 .5%
adidas AG ............................. 162,463 28,805,263
Beiersdorf AG ........................... 92,036 10,977,994
Commerzbank AG ........................ 452,584 18,603,323
Continental AG .......................... 36,816 2,897,023
CTS Eventim AG & Co. KGaA ................ 59,018 4,959,932
Delivery Hero SE
(a) (c)
....................... 182,825 5,098,839
Deutsche Bank AG , Registered ............... 879,217 34,694,859
Deutsche Boerse AG ...................... 178,899 45,301,732
Deutsche Telekom AG , Registered ............. 1,223,327 41,052,717
E.ON SE .............................. 2,133,030 45,241,213
GEA Group AG .......................... 139,206 9,953,622
Heidelberg Materials AG .................... 127,142 34,820,454
Hensoldt AG
(b)
........................... 60,634 6,023,538
HOCHTIEF AG .......................... 14,870 6,235,653
Infineon Technologies AG ................... 1,240,721 60,649,530
Knorr-Bremse AG ........................ 68,874 8,019,359
MTU Aero Engines AG ..................... 51,137 22,734,223
Nemetschek SE .......................... 54,986 4,804,366
QIAGEN N.V. ........................... 98,475 5,221,065
Rational AG ............................ 4,894 3,921,642
Rheinmetall AG .......................... 43,706 92,606,293
SAP SE ............................... 992,094 198,189,001
Scout24 SE
(c)
........................... 71,416 7,110,261
Siemens AG , Registered .................... 252,720 76,404,867
Siemens Energy AG
(a)
...................... 736,302 125,451,149
Siemens Healthineers AG
(c)
.................. 208,627 10,413,296
Symrise AG ............................ 126,154 10,620,534
Talanx AG .............................. 61,280 7,729,287

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI EAFE Growth ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Germany (continued)
Zalando SE
(a) (c)
.......................... 212,585 $ 6,112,959
934,653,994
a
Hong Kong  —  2 .0%
AIA Group Ltd. .......................... 6,487,000 74,843,589
Futu Holdings Ltd. , ADR
(a)
................... 53,861 8,756,183
Galaxy Entertainment Group Ltd. .............. 1,864,000 9,470,541
Hong Kong & China Gas Co. Ltd.
(b)
............. 10,620,000 10,002,435
Hong Kong Exchanges & Clearing Ltd. .......... 1,144,300 63,086,487
Jardine Matheson Holdings Ltd. ............... 54,300 3,957,271
Sands China Ltd. ......................... 2,313,600 5,021,158
Techtronic Industries Co. Ltd. ................. 1,391,500 18,996,059
194,133,723
a
Ireland  —  0 .4%
Kingspan Group PLC ...................... 145,763 12,692,252
Ryanair Holdings PLC ..................... 801,604 27,205,908
39,898,160
a
Israel  —  1 .0%
Check Point Software Technologies Ltd.
(a)
........ 81,594 14,646,939
CyberArk Software Ltd.
(a)
.................... 47,957 20,661,314
Elbit Systems Ltd. ........................ 26,433 18,696,019
ICL Group Ltd. ........................... 740,706 4,021,920
Monday.com Ltd.
(a)
........................ 41,296 4,738,716
Nice Ltd.
(a)
............................. 59,083 6,249,441
Nova Ltd.
(a)
............................. 27,891 13,614,858
Teva Pharmaceutical Industries Ltd. , ADR
(a)
....... 381,353 12,996,510
Wix.com Ltd.
(a)
........................... 52,522 4,561,011
100,186,728
a
Italy  —  1 .6%
Ferrari N.V. ............................. 119,757 39,944,444
Infrastrutture Wireless Italiane SpA
(c)
............ 262,431 2,320,063
Leonardo SpA ........................... 384,500 25,694,830
Moncler SpA ............................ 221,923 12,930,049
Prysmian SpA ........................... 267,483 31,681,557
Recordati Industria Chimica e Farmaceutica SpA ... 109,125 6,012,714
UniCredit SpA ........................... 466,170 40,624,863
159,208,520
a
Japan  —  22 .1%
Advantest Corp. .......................... 727,900 120,384,817
Aeon Co. Ltd. ........................... 2,115,600 28,936,324
Ajinomoto Co., Inc. ........................ 858,500 19,639,766
ANA Holdings, Inc. ........................ 99,300 1,927,901
Asics Corp. ............................. 662,900 15,957,777
Bandai Namco Holdings, Inc. ................. 276,300 7,169,629
Capcom Co. Ltd. ......................... 330,900 8,434,279
Central Japan Railway Co. .................. 477,100 13,310,168
Chugai Pharmaceutical Co. Ltd. ............... 638,100 36,448,709
Daifuku Co. Ltd. .......................... 306,600 10,998,719
Daiichi Sankyo Co. Ltd. ..................... 1,709,800 31,322,877
Daikin Industries Ltd. ...................... 250,600 30,029,493
Disco Corp. ............................. 87,600 37,339,552
East Japan Railway Co. .................... 916,100 22,997,995
Ebara Corp. ............................ 438,700 13,281,568
FANUC Corp. ........................... 443,300 17,800,522
Fast Retailing Co. Ltd. ..................... 181,400 69,210,054
Fuji Electric Co. Ltd. ....................... 47,600 3,390,672
Fujikura Ltd. ............................ 238,900 30,026,605
Fujitsu Ltd. ............................. 1,087,200 30,208,703
Hankyu Hanshin Holdings, Inc. ................ 115,000 3,211,149
Hitachi Ltd. ............................. 4,352,800 151,042,631
Hoya Corp. ............................. 326,000 54,688,396
IHI Corp. .............................. 977,300 22,610,992
Security Shares Value
a
Japan (continued)
ITOCHU Corp. .......................... 5,646,500 $ 72,289,724
Japan Airlines Co. Ltd. ..................... 89,900 1,698,679
JX Advanced Metals Corp. .................. 533,100 8,626,286
Kajima Corp. ............................ 401,800 16,391,735
Kawasaki Heavy Industries Ltd. ............... 144,400 12,053,962
Keyence Corp. .......................... 184,848 67,813,405
Kikkoman Corp. .......................... 227,100 2,054,247
Kioxia Holdings Corp.
(a)
..................... 116,200 15,894,563
Kirin Holdings Co. Ltd. ..................... 371,800 5,780,465
Kobe Bussan Co. Ltd. ...................... 143,100 3,497,289
Konami Group Corp. ...................... 95,400 13,930,614
Kyowa Kirin Co. Ltd. ....................... 226,300 3,673,777
Lasertec Corp. .......................... 76,100 17,483,015
LY Corp. ............................... 2,596,700 6,648,643
M3, Inc. ............................... 423,000 5,219,411
MatsukiyoCocokara & Co. ................... 314,200 5,030,936
MINEBEA MITSUMI, Inc. ................... 342,800 7,005,781
Mitsubishi Electric Corp. .................... 1,806,900 56,487,111
Mitsubishi Estate Co. Ltd. ................... 352,100 8,973,590
Mitsubishi Heavy Industries Ltd. ............... 3,045,000 89,656,768
Mitsui Fudosan Co. Ltd. .................... 2,511,100 28,794,537
MonotaRO Co. Ltd. ....................... 235,500 3,176,647
NEC Corp. ............................. 1,231,300 41,740,628
Nexon Co. Ltd. .......................... 351,100 8,399,786
NIDEC CORP. ........................... 793,100 11,345,106
Nintendo Co. Ltd. ......................... 1,048,800 64,947,472
Nippon Paint Holdings Co. Ltd. ................ 897,500 5,959,417
Nippon Sanso Holdings Corp. ................ 163,200 4,952,000
Nissan Motor Co. Ltd.
(a) (b)
................... 2,131,900 5,196,216
Nitto Denko Corp. ........................ 320,700 7,127,022
Nomura Research Institute Ltd. ............... 358,970 10,920,006
Obic Co. Ltd. ............................ 307,400 8,543,860
Olympus Corp. .......................... 537,300 6,417,782
Oracle Corp. ............................ 36,300 2,456,241
Oriental Land Co. Ltd. ..................... 1,026,300 17,966,824
Otsuka Holdings Co. Ltd. ................... 412,700 24,707,679
Pan Pacific International Holdings Corp. ......... 1,811,200 10,723,281
Rakuten Group, Inc.
(a)
...................... 931,000 5,582,007
Recruit Holdings Co. Ltd. ................... 1,337,200 70,435,354
Resona Holdings, Inc. ..................... 983,700 11,470,066
Ryohin Keikaku Co. Ltd. .................... 482,500 9,623,364
Sanrio Co. Ltd.
(b)
......................... 168,900 5,225,503
SCREEN Holdings Co. Ltd. .................. 77,300 9,844,387
Seibu Holdings, Inc. ....................... 197,900 5,243,594
Seven & i Holdings Co. Ltd. .................. 1,979,600 28,349,053
Shimadzu Corp. .......................... 113,300 3,070,669
Shin-Etsu Chemical Co. Ltd. ................. 1,603,000 52,713,948
Shiseido Co. Ltd. ......................... 377,500 6,447,593
SoftBank Group Corp. ..................... 2,360,400 64,456,357
Sompo Holdings, Inc. ...................... 294,300 10,148,791
Sony Financial Group, Inc.
(a)
................. 5,737,900 5,765,336
Sony Group Corp. ........................ 3,797,800 83,733,541
Sumitomo Electric Industries Ltd. .............. 678,900 29,721,912
Sysmex Corp. ........................... 478,300 4,525,801
T&D Holdings, Inc. ........................ 438,200 10,823,094
Taisei Corp. ............................ 139,100 13,874,961
TDK Corp. ............................. 1,846,800 23,829,680
Terumo Corp. ........................... 1,266,000 16,560,863
TIS, Inc. ............................... 202,000 5,877,899
Toho Co. Ltd. ........................... 101,100 5,145,804
Tokio Marine Holdings, Inc. .................. 1,134,600 42,289,417
Tokyo Electron Ltd. ....................... 425,700 113,431,529
Tokyo Gas Co. Ltd. ....................... 299,500 13,287,505
Tokyo Metro Co. Ltd. ...................... 277,900 2,967,367

iShares
®
MSCI EAFE Growth ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Security Shares Value
a
Japan (continued)
Tokyu Corp. ............................ 478,400 $ 5,395,756
Toyota Industries Corp. ..................... 154,800 19,807,589
Trend Micro, Inc. ......................... 121,600 4,770,117
Unicharm Corp. .......................... 1,060,200 6,435,461
Yokogawa Electric Corp. .................... 215,400 7,181,190
Zensho Holdings Co. Ltd.
(b)
.................. 92,200 4,996,955
ZOZO, Inc. ............................. 428,700 3,540,828
2,170,527,094
a
Netherlands  —  7 .9%
Adyen N.V.
(a) (c)
........................... 23,960 35,528,936
ASM International N.V. ..................... 44,522 37,391,054
ASML Holding N.V. ....................... 368,769 528,779,790
BE Semiconductor Industries N.V. ............. 69,386 13,505,521
Coca-Cola Europacific Partners PLC ............ 197,439 18,105,156
CVC Capital Partners PLC
(c)
................. 200,157 3,556,142
EXOR N.V. ............................. 31,292 2,569,262
IMCD N.V. ............................. 55,924 5,227,351
InPost SA
(a) (b)
............................ 237,045 3,715,398
Koninklijke Philips N.V. ..................... 257,714 7,400,466
Magnum Ice Cream Co. N.V. (The)
(a)
............ 164,418 2,922,223
Prosus N.V. , Class N
(a)
..................... 1,243,097 71,479,625
Universal Music Group N.V. .................. 1,045,565 25,634,681
Wolters Kluwer N.V. ....................... 220,907 20,743,827
776,559,432
a
New Zealand  —  0 .2%
Fisher & Paykel Healthcare Corp. Ltd. ........... 557,943 13,034,294
Infratil Ltd. ............................. 885,441 5,890,178
18,924,472
a
Norway  —  0 .4%
Gjensidige Forsikring ASA ................... 189,400 5,390,807
Kongsberg Gruppen ASA ................... 417,847 14,353,496
Mowi ASA .............................. 443,809 10,230,722
Norsk Hydro ASA ......................... 848,095 7,529,284
Salmar ASA ............................ 64,745 3,856,889
41,361,198
a
Portugal  —  0 .2%
Banco Comercial Portugues SA , Class R ......... 2,528,901 2,737,290
EDP Renovaveis SA ....................... 301,452 4,579,472
Galp Energia SGPS SA , Class B .............. 259,462 5,162,678
Jeronimo Martins SGPS SA .................. 268,215 6,324,792
18,804,232
a
Singapore  —  1 .5%
DBS Group Holdings Ltd. ................... 1,314,340 61,093,618
Grab Holdings Ltd. , Class A
(a)
................. 2,252,777 9,686,941
Keppel Ltd. ............................. 1,381,400 11,883,940
Sea Ltd. , Class A , ADR
(a)
.................... 363,445 42,337,708
Singapore Exchange Ltd. ................... 814,472 11,285,409
Singapore Technologies Engineering Ltd. ......... 1,481,400 11,388,393
Yangzijiang Shipbuilding Holdings Ltd. ........... 1,235,300 3,244,284
150,920,293
a
Spain  —  2 .0%
Acciona SA ............................. 11,585 2,489,799
ACS Actividades de Construccion y Servicios SA ... 167,766 18,822,697
Aena SME SA
(c)
.......................... 712,555 22,130,212
Amadeus IT Group SA ..................... 428,007 28,696,431
Cellnex Telecom SA
(c)
...................... 469,843 14,532,311
Ferrovial SE ............................ 487,985 32,960,965
Grifols SA , Class A ........................ 285,281 3,649,896
Industria de Diseno Textil SA ................. 1,036,366 67,436,435
Security Shares Value
a
Spain (continued)
International Consolidated Airlines Group SA , Class DI 1,122,797 $ 6,440,152
197,158,898
a
Sweden  —  4 .2%
AddTech AB , Class B ...................... 245,487 7,970,713
Alfa Laval AB ........................... 274,883 15,921,843
Assa Abloy AB , Class B .................... 952,257 38,503,494
Atlas Copco AB , Class A .................... 2,551,956 52,626,911
Atlas Copco AB , Class B .................... 1,482,947 26,674,751
Beijer Ref AB , Class B ..................... 391,331 5,570,546
Boliden AB
(a)
............................ 95,157 6,663,530
Epiroc AB , Class A ........................ 626,111 17,551,879
Epiroc AB , Class B ........................ 370,503 9,239,266
EQT AB ............................... 469,189 17,808,407
Evolution AB
(c)
........................... 82,652 5,369,166
H & M Hennes & Mauritz AB , Class B ........... 236,036 4,726,653
Hexagon AB , Class B ...................... 1,282,142 14,456,200
Industrivarden AB , Class A .................. 39,285 1,963,874
Industrivarden AB , Class C .................. 52,571 2,631,918
Indutrade AB ............................ 260,477 6,114,823
Investment AB Latour , Class B ................ 138,413 3,446,792
Lifco AB , Class B ......................... 222,611 7,649,355
Nibe Industrier AB , Class B .................. 1,435,951 5,500,807
Saab AB , Class B ........................ 304,317 23,743,691
Sagax AB , Class B ........................ 105,074 2,317,002
Sandvik AB ............................. 1,012,995 39,999,470
Spotify Technology SA
(a)
.................... 148,557 74,330,495
Swedish Orphan Biovitrum AB
(a)
............... 185,458 7,042,833
Tele2 AB , Class B ........................ 183,231 3,371,180
Telia Co. AB ............................ 2,233,824 10,205,133
Trelleborg AB , Class B ..................... 67,883 2,746,969
414,147,701
a
Switzerland  —  10 .2%
ABB Ltd. , Registered ...................... 1,489,064 128,205,467
Alcon AG .............................. 474,752 38,427,509
Avolta AG
(a)
............................. 82,611 5,057,565
Barry Callebaut AG , Registered ............... 3,413 6,020,589
Belimo Holding AG , Registered ............... 9,349 10,225,720
BKW AG .............................. 20,274 3,833,029
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 891 12,804,985
Chocoladefabriken Lindt & Spruengli AG , Registered . 101 14,928,984
Cie Financiere Richemont SA , Class A, Registered .. 510,743 99,140,086
EMS-Chemie Holding AG , Registered ........... 2,350 1,827,050
Galderma Group AG ....................... 146,913 27,384,428
Geberit AG , Registered ..................... 20,949 15,996,450
Givaudan SA , Registered ................... 5,702 22,041,010
Logitech International SA , Registered ........... 94,175 8,113,374
Lonza Group AG , Registered ................. 66,723 45,334,945
Novartis AG , Registered .................... 1,806,261 267,994,537
Partners Group Holding AG .................. 21,562 29,400,735
Roche Holding AG , Bearer .................. 15,311 7,075,538
Sandoz Group AG ........................ 397,131 31,463,031
Schindler Holding AG , Participation Certificates , NVS 19,324 7,456,018
Schindler Holding AG , Registered .............. 11,050 4,063,984
SGS SA , Registered ....................... 54,523 6,562,359
Sika AG , Registered ....................... 72,422 13,897,092
Sonova Holding AG , Registered ............... 48,170 13,183,323
Straumann Holding AG , Registered ............. 106,046 12,754,122
Swatch Group AG (The) , Bearer ............... 27,681 6,530,987
UBS Group AG , Registered .................. 3,016,011 142,703,704
VAT Group AG
(c)
......................... 25,652 16,588,284
999,014,905
a

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI EAFE Growth ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
United Arab Emirates  —  0 .0%
NMC Health PLC
(a) (d)
....................... 50,450 $ 1
a
United Kingdom  —  11 .7%
3i Group PLC ........................... 330,308 15,174,059
Anglo American PLC , NVS .................. 372,145 17,255,546
Antofagasta PLC ......................... 374,655 18,564,727
Ashtead Group PLC ....................... 400,525 25,785,680
AstraZeneca PLC ........................ 1,473,281 274,493,055
Autotrader Group PLC
(c)
.................... 821,985 6,059,251
BAE Systems PLC ........................ 2,854,919 77,502,315
Centrica PLC ........................... 4,476,792 11,722,531
Coca-Cola HBC AG , Class DI
(a)
............... 208,630 11,330,623
Compass Group PLC ...................... 1,612,684 48,357,030
Endeavour Mining PLC ..................... 182,925 10,411,767
Entain PLC ............................. 580,164 4,813,172
Experian PLC ........................... 871,749 33,017,264
Fresnillo PLC ........................... 210,031 10,343,305
Halma PLC ............................. 360,638 17,515,676
Informa PLC ............................ 1,229,680 14,839,554
InterContinental Hotels Group PLC ............. 137,549 18,582,897
Intertek Group PLC ....................... 73,958 4,537,149
Lloyds Banking Group PLC .................. 19,686,433 29,395,870
London Stock Exchange Group PLC ............ 443,883 49,511,626
Marks & Spencer Group PLC ................. 1,952,790 9,793,635
Melrose Industries PLC ..................... 1,196,183 10,284,704
Next PLC .............................. 110,508 20,063,707
Pearson PLC ........................... 273,845 3,601,869
Prudential PLC .......................... 2,434,533 39,987,806
RELX PLC ............................. 1,734,019 61,474,472
Rentokil Initial PLC ........................ 846,957 5,256,906
Rolls-Royce Holdings PLC .................. 7,996,180 133,671,947
Sage Group PLC (The) ..................... 915,321 12,002,789
Smith & Nephew PLC ...................... 765,902 13,053,468
Smiths Group PLC ........................ 309,500 10,628,792
Spirax Group PLC ........................ 35,259 3,513,361
Standard Chartered PLC .................... 647,124 16,557,595
Tesco PLC ............................. 6,175,661 35,934,946
Unilever PLC ........................... 724,724 49,302,528
United Utilities Group PLC ................... 646,893 11,078,393
Whitbread PLC .......................... 165,721 6,186,099
Wise PLC , Class A
(a)
....................... 633,773 8,174,237
1,149,780,351
a
United States  —  0 .2%
Nebius Group N.V. , Class A
(a)
................. 201,532 17,168,511
a
Total Common Stocks — 99.4%
(Cost: $ 8,136,981,790 ) ............................... 9,753,843,213
Security Shares Value
a
Preferred Stocks
Germany  —  0 .1%
Sartorius AG , Preference Shares , NVS .......... 24,843 $ 6,943,441
a
Total Preferred Stocks — 0.1%
(Cost: $ 10,300,449 ) ................................. 6,943,441
a
Rights
Spain  —  0 .0%
ACS Actividades de Construccion y Servicios SA
(a)
.. 167,766 92,272
a
Total Rights — 0.0%
(Cost: $ 89,603 ) .................................... 92,272
a
Total Long-Term Investments — 99.5%
(Cost: $ 8,147,371,842 ) ............................... 9,760,878,926
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(e) (f) (g)
...................... 24,612,892 24,625,199
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(e) (f)
............................. 2,769,824 2,769,824
a
Total Short-Term Securities — 0.3%
(Cost: $ 27,394,053 ) ................................. 27,395,023
Total Investments —  99.8%
(Cost: $ 8,174,765,895 ) ............................... 9,788,273,949
Other Assets Less Liabilities — 0 .2% ...................... 23,839,528
Net Assets — 100.0% ................................. $ 9,812,113,477
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 24,979,810 $ — $ (357,399)
(a)
$ 1,818 $ 970 $ 24,625,199 24,612,892 $ 48,930
(b)
$ —

iShares
®
MSCI EAFE Growth ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
7
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. $ 3,690,000 $ — $ (920,176)
(a)
$ — $ — $ 2,769,824 2,769,824 $ 60,077 $ —
$ — $ 1,818 $ 970
$ 27,395,023
$ 109,007 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ......................................................................... 62 03/12/26 $ 14,334 $ 755,989
Euro STOXX 50 Index .................................................................. 387 03/20/26 27,299 675,382
FTSE 100 Index ...................................................................... 45 03/20/26 6,291 264,020
$ 1,695,391
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 1,695,391 $ — $ — $ — $ 1,695,391
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 6,275,030 $ — $ — $ — $ 6,275,030
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 758,939 $ — $ — $ — $ 758,939
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 50,826,775
a

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI EAFE Growth ETF
8
2026
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 264,934,946 $ 9,488,908,266 $ 1 $ 9,753,843,213
Preferred Stocks ......................................... — 6,943,441 — 6,943,441
Rights ................................................ 92,272 — — 92,272
Short-Term Securities
Money Market Funds ...................................... 27,395,023 — — 27,395,023
$ 292,422,241 $ 9,495,851,707 $ 1 $ 9,788,273,949
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,695,391 $ — $ — $ 1,695,391
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI EAFE Value ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  6 .5%
ANZ Group Holdings Ltd. ................... 7,803,209 $ 198,516,253
APA Group ............................. 3,436,135 21,154,533
BHP Group Ltd. .......................... 13,283,385 457,511,051
Commonwealth Bank of Australia .............. 1,531,896 158,583,168
Fortescue Ltd. ........................... 4,482,178 64,905,813
National Australia Bank Ltd. .................. 8,011,142 240,649,955
Origin Energy Ltd. ........................ 4,575,297 37,523,439
QBE Insurance Group Ltd. .................. 4,003,639 54,872,971
Rio Tinto Ltd. ........................... 970,903 101,153,297
Santos Ltd. ............................. 8,606,397 41,971,233
Scentre Group ........................... 13,838,404 39,217,610
Sonic Healthcare Ltd. ...................... 1,240,068 19,830,941
South32 Ltd. ............................ 12,011,886 38,052,064
Stockland .............................. 6,290,020 23,534,777
Suncorp Group Ltd. ....................... 2,875,433 33,849,406
Vicinity Ltd. ............................. 10,441,819 17,814,243
Washington H Soul Pattinson & Co. Ltd. ......... 925,061 24,767,227
Westpac Banking Corp. .................... 8,945,674 240,362,159
Woodside Energy Group Ltd. ................. 5,026,356 88,747,826
1,903,017,966
a
Austria  —  0 .5%
Erste Group Bank AG ...................... 815,106 105,971,035
OMV AG .............................. 396,752 23,570,134
Raiffeisen Bank International AG .............. 228,268 11,505,953
141,047,122
a
Belgium  —  0 .6%
Ageas SA/N.V. .......................... 390,978 27,771,311
Elia Group SA/N.V. ........................ 118,918 17,217,027
Financiere de Tubize SA .................... 34,749 8,864,040
Groupe Bruxelles Lambert N.V. ............... 217,382 20,569,225
KBC Group N.V. ......................... 607,755 85,642,107
Sofina SA .............................. 43,794 12,762,071
Syensqo SA ............................ 191,203 16,092,360
188,918,141
a
Denmark  —  0 .7%
AP Moller - Maersk A.S. , Class A .............. 7,921 19,423,624
AP Moller - Maersk A.S. , Class B , NVS
(a)
......... 10,438 25,810,300
Carlsberg A.S. , Class B .................... 87,273 11,864,689
Coloplast A.S. , Class B ..................... 168,300 14,346,726
Danske Bank A.S. ........................ 1,747,149 89,013,800
Orsted A.S.
(b) (c)
........................... 1,382,368 31,096,727
Tryg A.S. .............................. 888,320 21,588,848
213,144,714
a
Finland  —  1 .1%
Elisa OYJ .............................. 375,354 16,603,789
Fortum OYJ ............................ 1,212,319 28,637,806
Kesko OYJ , Class B ....................... 728,382 18,423,229
Kone OYJ , Class B ....................... 450,379 32,366,429
Nokia OYJ ............................. 13,991,110 90,115,463
Sampo OYJ , Class A ...................... 6,420,325 71,601,408
Stora Enso OYJ , Class R ................... 1,525,901 17,566,153
UPM-Kymmene OYJ ...................... 1,380,373 38,081,904
313,396,181
a
France  —  8 .3%
Alstom SA
(c)
............................ 453,232 14,470,962
Amundi SA
(b)
............................ 167,169 14,862,848
ArcelorMittal SA .......................... 797,425 43,306,571
AXA SA ............................... 4,536,734 206,870,910
BNP Paribas SA ......................... 2,628,769 284,255,150
Security Shares Value
a
France (continued)
Bollore SE ............................. 1,865,621 $ 10,636,693
Bouygues SA ........................... 506,473 27,376,786
Capgemini SE ........................... 403,353 62,672,203
Carrefour SA ............................ 1,552,436 25,427,613
Cie de Saint-Gobain SA .................... 1,194,231 117,877,116
Cie Generale des Etablissements Michelin SCA .... 1,772,564 65,825,272
Covivio SA ............................. 148,734 9,502,006
Credit Agricole SA ........................ 2,802,898 60,700,745
Danone SA ............................. 1,693,045 132,666,804
Edenred SE ............................ 640,238 13,410,295
Eiffage SA ............................. 184,011 27,290,175
Engie SA .............................. 4,846,063 144,686,028
Eurofins Scientific SE ...................... 161,275 13,046,014
Euronext N.V.
(b)
.......................... 100,919 14,134,083
FDJ UNITED ............................ 296,753 7,853,837
Gecina SA ............................. 125,082 11,488,935
Getlink SE ............................. 421,730 8,347,890
Ipsen SA .............................. 99,236 16,211,712
Kering SA .............................. 127,295 39,738,653
Klepierre SA ............................ 577,468 22,246,018
Orange SA ............................. 4,870,149 90,536,152
Publicis Groupe SA ....................... 606,198 60,588,434
Renault SA ............................. 328,355 12,391,909
Rexel SA .............................. 595,909 24,971,903
Sanofi SA .............................. 2,889,314 272,530,618
Societe Generale SA ...................... 1,208,728 105,920,152
Sodexo SA ............................. 234,639 11,988,081
TotalEnergies SE ......................... 5,194,014 377,753,817
Unibail-Rodamco-Westfield .................. 280,995 31,068,188
Veolia Environnement SA ................... 1,666,411 62,502,333
2,445,156,906
a
Germany  —  8 .6%
Allianz SE , Registered ..................... 1,009,983 444,717,342
BASF SE .............................. 2,334,343 126,553,963
Bayer AG , Registered ...................... 2,570,944 135,981,455
Bayerische Motoren Werke AG ............... 735,317 75,723,147
Brenntag SE ............................ 368,130 22,396,904
Commerzbank AG ........................ 680,161 27,957,804
Continental AG .......................... 198,575 15,625,715
Daimler Truck Holding AG ................... 1,245,242 60,293,290
Deutsche Bank AG , Registered ............... 2,425,315 95,705,568
Deutsche Lufthansa AG , Registered ............ 1,687,702 17,385,804
Deutsche Post AG ........................ 2,515,874 140,708,984
Deutsche Telekom AG , Registered ............. 6,266,740 210,300,849
Evonik Industries AG ...................... 671,101 10,395,295
Fresenius Medical Care AG .................. 628,202 28,281,007
Fresenius SE & Co. KGaA ................... 1,107,124 61,930,019
Hannover Rueck SE ....................... 158,040 44,685,737
Henkel AG & Co. KGaA .................... 278,318 22,974,904
LEG Immobilien SE ....................... 197,831 14,304,682
Mercedes-Benz Group AG ................... 1,892,622 129,349,753
Merck KGaA ............................ 338,037 50,365,036
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 341,691 207,090,841
QIAGEN N.V. ........................... 277,041 14,688,490
RWE AG .............................. 1,673,530 106,275,607
Siemens AG , Registered .................... 1,292,013 390,614,441
Siemens Healthineers AG
(b)
.................. 369,278 18,431,943
Vonovia SE ............................. 1,983,183 58,066,151
2,530,804,731
a

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI EAFE Value ETF
(Percentages shown are based on Net Assets)
10
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Hong Kong  —  2 .0%
AIA Group Ltd. .......................... 9,686,000 $ 111,751,966
BOC Hong Kong Holdings Ltd. ................ 9,678,500 50,966,866
CK Asset Holdings Ltd. ..................... 5,044,500 29,551,380
CK Hutchison Holdings Ltd. .................. 7,110,000 57,330,064
CK Infrastructure Holdings Ltd. ................ 1,680,000 13,798,264
CLP Holdings Ltd. ........................ 4,381,500 41,416,257
Henderson Land Development Co. Ltd.
(a)
......... 3,952,794 15,722,699
HKT Trust & HKT Ltd. , Class SS ............... 9,924,000 14,872,307
Hongkong Land Holdings Ltd. ................ 2,889,500 24,517,038
Jardine Matheson Holdings Ltd. ............... 278,300 20,281,925
Link REIT .............................. 6,899,560 31,722,527
MTR Corp. Ltd.
(a)
......................... 4,129,000 18,257,690
Power Assets Holdings Ltd. .................. 3,707,000 28,754,272
Sino Land Co. Ltd. ........................ 9,792,000 14,736,068
SITC International Holdings Co. Ltd. ............ 3,640,000 13,592,390
Sun Hung Kai Properties Ltd. ................. 3,848,000 61,794,596
Swire Pacific Ltd. , Class A ................... 1,000,000 9,649,889
WH Group Ltd.
(b)
......................... 21,840,000 25,773,286
Wharf Real Estate Investment Co. Ltd. .......... 4,518,419 15,686,876
600,176,360
a
Ireland  —  0 .5%
AIB Group PLC .......................... 5,271,547 58,926,042
Bank of Ireland Group PLC .................. 2,520,422 51,208,555
Kerry Group PLC , Class A ................... 431,223 38,332,243
148,466,840
a
Israel  —  1 .2%
Azrieli Group Ltd. ......................... 114,476 15,351,815
Bank Hapoalim BM ....................... 3,260,664 80,608,279
Bank Leumi Le-Israel BM ................... 3,894,700 93,625,976
Israel Discount Bank Ltd. , Class A ............. 3,222,547 37,965,991
Mizrahi Tefahot Bank Ltd. ................... 407,531 31,880,756
Phoenix Financial Ltd. ..................... 593,266 28,795,743
Teva Pharmaceutical Industries Ltd. , ADR
(a) (c)
...... 1,986,812 67,710,553
355,939,113
a
Italy  —  4 .7%
Banca Mediolanum SpA .................... 605,870 14,212,621
Banca Monte dei Paschi di Siena SpA ........... 5,230,901 54,264,306
Banco BPM SpA ......................... 3,017,200 45,225,758
BPER Banca SpA ........................ 3,841,803 54,105,767
Buzzi SpA .............................. 205,657 11,706,320
Davide Campari-Milano N.V. ................. 1,632,056 11,631,990
Enel SpA .............................. 21,272,106 235,025,879
Eni SpA ............................... 5,360,497 109,563,773
FinecoBank Banca Fineco SpA ............... 1,621,462 42,985,336
Generali ............................... 2,229,407 90,938,364
Intesa Sanpaolo SpA ...................... 37,251,282 263,716,110
Nexi SpA
(b)
............................. 1,451,389 6,196,652
Poste Italiane SpA
(b)
....................... 1,219,441 32,117,825
Snam SpA ............................. 5,366,576 36,882,782
Stellantis N.V. ........................... 5,281,400 51,823,453
Telecom Italia SpA
(c)
....................... 31,148,466 21,129,030
Tenaris SA ............................. 988,836 21,964,956
Terna - Rete Elettrica Nazionale ............... 3,736,318 40,487,906
UniCredit SpA ........................... 2,383,287 207,693,991
Unipol Assicurazioni SpA .................... 959,937 21,379,489
1,373,052,308
a
Japan  —  22 .5%
AGC, Inc. .............................. 509,700 18,807,664
Aisin Corp. ............................. 1,290,900 23,126,475
ANA Holdings, Inc. ........................ 145,900 2,832,635
Asahi Group Holdings Ltd. ................... 3,979,300 41,658,699
Security Shares Value
a
Japan (continued)
Asahi Kasei Corp. ........................ 3,225,800 $ 31,293,509
Astellas Pharma, Inc. ...................... 4,787,500 66,593,578
Bandai Namco Holdings, Inc. ................. 774,800 20,105,061
Bridgestone Corp. ........................ 2,987,000 67,250,087
Canon, Inc. ............................. 2,267,900 69,032,330
Central Japan Railway Co. .................. 702,700 19,603,971
Chiba Bank Ltd. (The) ...................... 1,489,600 20,167,270
Chubu Electric Power Co., Inc. ................ 1,784,400 25,924,841
Dai Nippon Printing Co. Ltd. ................. 1,027,100 18,428,435
Dai-ichi Life Holdings, Inc. ................... 9,196,400 80,874,454
Daito Trust Construction Co. Ltd. .............. 777,200 15,775,157
Daiwa House Industry Co. Ltd. ................ 1,466,400 49,966,211
Daiwa Securities Group, Inc. ................. 3,494,400 34,050,769
Denso Corp. ............................ 4,568,600 63,388,237
Eisai Co. Ltd. ........................... 690,700 19,256,325
ENEOS Holdings, Inc. ..................... 7,080,250 59,841,655
FANUC Corp. ........................... 1,220,600 49,012,672
Fuji Electric Co. Ltd. ....................... 242,600 17,281,032
FUJIFILM Holdings Corp. ................... 2,928,500 58,497,548
Fujitsu Ltd. ............................. 1,611,600 44,779,567
Hankyu Hanshin Holdings, Inc. ................ 314,200 8,773,418
Hikari Tsushin, Inc. ........................ 47,100 13,008,136
Honda Motor Co. Ltd. ...................... 9,768,300 98,244,992
Hulic Co. Ltd. ........................... 1,251,200 14,910,441
Idemitsu Kosan Co. Ltd. .................... 2,023,315 17,168,354
Inpex Corp. ............................. 2,311,900 51,796,309
Isuzu Motors Ltd. ......................... 1,417,400 22,834,036
Japan Airlines Co. Ltd. ..................... 131,900 2,492,278
Japan Exchange Group, Inc. ................. 2,589,700 28,259,369
Japan Post Bank Co. Ltd. ................... 4,676,800 83,094,586
Japan Post Holdings Co. Ltd. ................. 4,665,600 56,140,289
Japan Post Insurance Co. Ltd. ................ 486,200 15,058,615
Japan Tobacco, Inc. ....................... 3,144,500 113,647,460
JFE Holdings, Inc. ........................ 1,505,900 20,274,200
Kansai Electric Power Co., Inc. (The) ........... 2,478,700 39,547,480
Kao Corp. .............................. 1,219,000 48,763,007
Kawasaki Kisen Kaisha Ltd. .................. 935,600 13,519,475
KDDI Corp. ............................. 7,696,800 129,952,586
Kikkoman Corp. .......................... 1,177,700 10,652,960
Kioxia Holdings Corp.
(c)
..................... 173,300 23,705,059
Kirin Holdings Co. Ltd. ..................... 1,030,700 16,024,543
Komatsu Ltd. ........................... 2,487,300 95,201,878
Kubota Corp. ........................... 2,564,100 39,286,266
Kyocera Corp. ........................... 3,358,700 50,389,922
Makita Corp. ............................ 585,900 20,357,412
Marubeni Corp. .......................... 3,699,200 122,621,630
Mitsubishi Chemical Group Corp. .............. 3,438,200 22,699,683
Mitsubishi Corp. .......................... 8,430,200 223,959,465
Mitsubishi Estate Co. Ltd. ................... 1,807,600 46,068,338
Mitsubishi HC Capital, Inc. ................... 2,300,400 20,075,450
Mitsubishi UFJ Financial Group, Inc. ............ 29,983,700 543,015,425
Mitsui & Co. Ltd. ......................... 6,459,600 211,003,055
Mitsui OSK Lines Ltd. ...................... 903,600 28,323,286
Mizuho Financial Group, Inc. ................. 6,511,920 282,733,930
MS&AD Insurance Group Holdings, Inc. ......... 3,365,424 85,742,796
Murata Manufacturing Co. Ltd. ................ 4,372,600 88,831,772
Nippon Building Fund, Inc. ................... 20,276 18,807,719
Nippon Steel Corp. ........................ 12,650,900 52,716,964
Nippon Yusen KK ......................... 1,073,100 35,267,284
Nitori Holdings Co. Ltd. ..................... 1,066,100 18,223,884
Nitto Denko Corp. ........................ 909,900 20,221,008
Nomura Holdings, Inc. ..................... 7,861,200 71,240,844
NTT, Inc. .............................. 78,161,500 78,542,867
Obayashi Corp. .......................... 1,664,600 37,575,553

iShares
®
MSCI EAFE Value ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
Japan (continued)
Olympus Corp. .......................... 1,481,800 $ 17,699,367
ORIX Corp. ............................. 3,041,500 92,690,904
Osaka Gas Co. Ltd. ....................... 936,700 35,166,206
Otsuka Corp. ........................... 607,300 12,040,627
Panasonic Holdings Corp. ................... 6,099,300 83,625,635
Rakuten Group, Inc.
(c)
...................... 1,409,000 8,447,956
Renesas Electronics Corp.
(c)
................. 4,469,900 74,314,114
Resona Holdings, Inc. ..................... 2,699,900 31,481,174
SBI Holdings, Inc. ........................ 1,465,600 33,143,093
Secom Co. Ltd. .......................... 1,037,400 38,003,674
Sekisui Chemical Co. Ltd. ................... 990,000 17,510,507
Sekisui House Ltd. ........................ 1,561,500 34,800,834
SG Holdings Co. Ltd. ...................... 754,100 7,260,332
Shimadzu Corp. .......................... 314,300 8,518,193
Shimano, Inc. ........................... 198,100 22,580,919
Shionogi & Co. Ltd. ....................... 2,008,600 41,355,431
SMC Corp. ............................. 150,500 58,510,075
SoftBank Corp. .......................... 75,276,400 102,320,122
SoftBank Group Corp. ..................... 3,527,800 96,335,001
Sompo Holdings, Inc. ...................... 1,509,200 52,044,023
Sony Group Corp. ........................ 5,629,500 124,118,692
Subaru Corp. ........................... 1,535,800 32,970,796
Sumitomo Corp. ......................... 2,857,000 116,020,175
Sumitomo Metal Mining Co. Ltd. ............... 642,100 36,284,024
Sumitomo Mitsui Financial Group, Inc. ........... 9,584,100 337,268,768
Sumitomo Mitsui Trust Group, Inc. ............. 1,660,310 55,452,339
Sumitomo Realty & Development Co. Ltd. ........ 1,591,800 44,326,824
Suntory Beverage & Food Ltd. ................ 371,100 11,756,090
Suzuki Motor Corp. ....................... 4,111,100 56,055,130
Takeda Pharmaceutical Co. Ltd. ............... 4,169,400 141,925,142
Tokio Marine Holdings, Inc. .................. 1,681,800 62,684,948
TOPPAN Holdings, Inc. ..................... 617,100 19,062,065
Toray Industries, Inc. ...................... 3,703,300 27,316,314
Toyota Motor Corp. ....................... 24,831,880 562,826,648
Toyota Tsusho Corp. ....................... 1,805,800 65,765,831
Tsuruha Holdings, Inc. ..................... 697,300 11,111,311
West Japan Railway Co. .................... 1,072,900 21,924,110
Yamaha Motor Co. Ltd. ..................... 2,417,000 18,252,455
Yokohama Financial Group, Inc. ............... 2,719,900 24,772,111
6,596,064,166
a
Netherlands  —  3 .0%
ABN AMRO Bank N.V., CVA
(b)
................ 1,541,764 56,803,588
Aegon Ltd. ............................. 3,529,294 27,720,757
AerCap Holdings N.V. ...................... 461,479 66,296,073
Akzo Nobel N.V. ......................... 456,410 31,974,820
ASR Nederland N.V. ....................... 415,213 30,157,186
DSM-Firmenich AG ....................... 462,663 36,482,618
EXOR N.V. ............................. 159,740 13,115,618
Heineken Holding N.V. ..................... 344,113 25,577,595
Heineken N.V. ........................... 763,486 63,025,458
ING Groep N.V. .......................... 7,902,614 233,055,172
JDE Peet's N.V. .......................... 453,405 17,069,397
Koninklijke Ahold Delhaize N.V. ............... 2,371,577 92,728,998
Koninklijke KPN N.V. ...................... 10,306,103 50,474,268
Koninklijke Philips N.V. ..................... 1,322,792 37,985,041
Magnum Ice Cream Co. N.V. (The)
(c)
............ 849,751 15,102,736
NN Group N.V. .......................... 706,139 55,973,659
Randstad N.V. ........................... 310,442 11,109,641
864,652,625
a
New Zealand  —  0 .2%
Auckland International Airport Ltd. ............. 4,484,705 22,303,985
Contact Energy Ltd. ....................... 2,257,156 12,720,965
Security Shares Value
a
New Zealand (continued)
Meridian Energy Ltd. ...................... 3,564,666 $ 12,092,726
47,117,676
a
Norway  —  0 .8%
Aker BP ASA ............................ 839,358 24,708,919
DNB Bank ASA .......................... 2,318,847 66,489,083
Equinor ASA ............................ 2,006,239 53,924,714
Norsk Hydro ASA ......................... 1,829,671 16,243,596
Orkla ASA .............................. 1,864,248 22,181,490
Telenor ASA ............................ 1,614,860 27,164,459
Yara International ASA ..................... 443,656 20,391,648
231,103,909
a
Portugal  —  0 .2%
Banco Comercial Portugues SA , Class R ......... 12,891,082 13,953,346
EDP SA ............................... 8,339,594 42,644,048
Galp Energia SGPS SA , Class B .............. 389,829 7,756,673
64,354,067
a
Singapore  —  1 .8%
CapitaLand Ascendas REIT .................. 10,323,500 23,102,530
CapitaLand Integrated Commercial Trust ......... 15,607,692 29,301,945
CapitaLand Investment Ltd.
(a)
................. 6,156,600 14,905,916
DBS Group Holdings Ltd. ................... 1,942,200 90,278,029
Oversea-Chinese Banking Corp. Ltd. ........... 8,973,900 149,770,266
Sembcorp Industries Ltd.
(a)
.................. 2,413,200 11,434,894
Singapore Airlines Ltd.
(a)
.................... 4,086,000 20,397,375
Singapore Telecommunications Ltd. ............ 19,704,200 71,106,357
United Overseas Bank Ltd. .................. 3,278,300 98,805,132
Wilmar International Ltd. .................... 5,049,700 13,482,908
Yangzijiang Shipbuilding Holdings Ltd. ........... 3,422,300 8,988,029
531,573,381
a
Spain  —  5 .6%
Acciona SA ............................. 34,919 7,504,643
Banco Bilbao Vizcaya Argentaria SA ............ 15,073,358 382,616,737
Banco de Sabadell SA ..................... 13,139,928 51,545,084
Banco Santander SA ...................... 38,931,080 497,074,481
Bankinter SA ............................ 1,794,641 30,634,473
CaixaBank SA ........................... 10,428,486 137,657,842
Endesa SA ............................. 847,573 31,235,199
Iberdrola SA ............................ 16,826,442 378,304,573
Mapfre SA ............................. 2,465,920 11,283,398
Naturgy Energy Group SA ................... 634,215 19,906,776
Redeia Corp. SA ......................... 396,106 6,845,479
Repsol SA ............................. 2,951,335 58,144,523
Telefonica SA ........................... 9,859,227 39,913,075
1,652,666,283
a
Sweden  —  3 .8%
Boliden AB
(c)
............................ 485,397 33,990,746
Essity AB , Class B ........................ 1,582,848 46,865,990
Evolution AB
(b)
........................... 124,172 8,066,351
Fastighets AB Balder , Class B
(c)
............... 1,946,456 14,681,347
H & M Hennes & Mauritz AB , Class B ........... 658,602 13,188,595
Hexagon AB , Class B ...................... 1,939,194 21,864,486
Holmen AB , Class B ....................... 204,496 7,665,107
Industrivarden AB , Class A .................. 202,863 10,141,207
Industrivarden AB , Class C .................. 263,972 13,215,515
Investor AB , Class B ....................... 4,765,148 183,742,448
L E Lundbergforetagen AB , Class B ............ 200,735 11,957,505
Nordea Bank Abp ........................ 8,122,349 156,926,976
Sagax AB , Class B ........................ 293,395 6,469,697
Securitas AB , Class B ...................... 1,320,992 21,845,109
Skandinaviska Enskilda Banken AB , Class A ...... 3,959,624 85,109,826
Skanska AB , Class B ...................... 911,378 27,680,542

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI EAFE Value ETF
(Percentages shown are based on Net Assets)
12
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Sweden (continued)
SKF AB , Class B ......................... 905,426 $ 23,673,897
Svenska Cellulosa AB SCA , Class B ............ 1,629,647 20,404,668
Svenska Handelsbanken AB , Class A ........... 3,866,021 60,948,023
Swedbank AB , Class A ..................... 2,246,888 87,359,588
Tele2 AB , Class B ........................ 935,370 17,209,426
Telefonaktiebolaget LM Ericsson , Class B ........ 7,410,990 80,262,229
Trelleborg AB , Class B ..................... 351,852 14,238,121
Volvo AB , Class B ........................ 4,155,827 151,011,930
1,118,519,329
a
Switzerland  —  8 .6%
Banque Cantonale Vaudoise , Registered ......... 79,495 10,758,067
EMS-Chemie Holding AG , Registered ........... 12,093 9,401,921
Geberit AG , Registered ..................... 31,682 24,192,063
Givaudan SA , Registered ................... 8,623 33,332,099
Helvetia Baloise Holding AG ................. 210,822 53,468,817
Holcim AG
(c)
............................ 1,337,058 137,809,015
Julius Baer Group Ltd. ..................... 546,112 45,616,890
Kuehne + Nagel International AG , Registered ...... 129,101 29,894,910
Logitech International SA , Registered ........... 142,692 12,293,216
Nestle SA , Registered ..................... 6,738,628 643,043,781
Roche Holding AG , Bearer .................. 42,706 19,735,348
Roche Holding AG , NVS .................... 1,837,477 835,573,489
Schindler Holding AG , Participation Certificates , NVS 54,561 21,051,946
Schindler Holding AG , Registered .............. 31,290 11,507,878
SGS SA , Registered ....................... 284,981 34,300,159
Sika AG , Registered ....................... 203,405 39,031,482
Swiss Life Holding AG , Registered ............. 74,626 81,831,327
Swiss Prime Site AG , Registered .............. 210,219 35,787,806
Swiss Re AG ............................ 782,967 125,105,436
Swisscom AG , Registered ................... 68,654 56,370,488
Zurich Insurance Group AG .................. 382,780 272,318,022
2,532,424,160
a
United Kingdom  —  17 .8%
3i Group PLC ........................... 1,688,662 77,575,646
Admiral Group PLC ....................... 680,937 25,626,357
Anglo American PLC , NVS .................. 1,916,440 88,861,111
Associated British Foods PLC ................ 842,515 22,018,540
Aviva PLC ............................. 7,995,361 69,702,357
Barclays PLC ........................... 36,518,213 243,725,071
Barratt Redrow PLC ....................... 3,689,327 19,644,679
BP PLC ............................... 41,148,444 260,904,073
British American Tobacco PLC ................ 5,717,470 345,413,004
BT Group PLC .......................... 15,709,859 41,293,695
Bunzl PLC ............................. 874,276 24,517,380
DCC PLC .............................. 262,169 16,618,735
Diageo PLC ............................ 5,908,566 135,957,880
Glencore PLC
(c)
.......................... 26,290,117 179,229,052
GSK PLC .............................. 10,630,755 274,928,981
Haleon PLC ............................ 23,339,785 122,064,745
Hikma Pharmaceuticals PLC ................. 460,066 9,650,514
HSBC Holdings PLC ...................... 45,022,885 794,245,377
Imperial Brands PLC ...................... 2,001,620 84,303,802
Intertek Group PLC ....................... 205,985 12,636,695
J Sainsbury PLC ......................... 4,624,749 20,264,323
JD Sports Fashion PLC .................... 6,783,232 7,591,302
Kingfisher PLC .......................... 4,691,654 21,620,980
Land Securities Group PLC .................. 1,885,620 16,829,982
Legal & General Group PLC ................. 14,901,013 54,102,835
Lloyds Banking Group PLC .................. 100,223,449 149,654,102
M&G PLC .............................. 6,009,546 25,475,952
Security Shares Value
a
United Kingdom (continued)
National Grid PLC ........................ 13,005,073 $ 220,950,346
NatWest Group PLC ....................... 21,014,962 191,546,798
Pearson PLC ........................... 789,397 10,382,899
Phoenix Group Holdings PLC ................ 1,870,028 18,954,000
Reckitt Benckiser Group PLC
(c)
................ 1,765,708 147,189,246
Rentokil Initial PLC ........................ 4,325,138 26,845,335
Rio Tinto PLC ........................... 2,952,088 269,331,687
Schroders PLC .......................... 1,995,608 12,360,262
Segro PLC ............................. 3,362,911 35,036,750
Severn Trent PLC ........................ 723,648 29,065,887
Shell PLC .............................. 15,149,237 582,329,059
Spirax Group PLC ........................ 97,616 9,726,884
SSE PLC .............................. 3,153,796 104,824,155
Standard Chartered PLC .................... 3,308,343 84,648,695
Unilever PLC ........................... 3,705,067 252,053,427
Vodafone Group PLC ...................... 50,088,012 73,765,955
5,213,468,555
a
Total Common Stocks — 99.0%
(Cost: $ 21,530,225,847 ) .............................. 29,065,064,533
a
Preferred Stocks
Germany  —  0 .5%
Bayerische Motoren Werke AG , Preference Shares ,
NVS ................................ 147,750 15,239,744
Dr Ing hc F Porsche AG , Preference Shares , NVS
(a) (b)
305,022 14,843,248
Henkel AG & Co. KGaA , Preference Shares , NVS ... 423,336 37,190,872
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 400,819 17,149,223
Volkswagen AG , Preference Shares , NVS ........ 540,434 65,557,357
a
Total Preferred Stocks — 0.5%
(Cost: $ 167,475,341 ) ................................ 149,980,444
a
Total Long-Term Investments — 99.5%
(Cost: $ 21,697,701,188 ) .............................. 29,215,044,977
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(d) (e) (f)
...................... 67,105,415 67,138,969
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(d) (e)
............................ 6,674,793 6,674,793
a
Total Short-Term Securities — 0.2%
(Cost: $ 73,807,926 ) ................................. 73,813,762
Total Investments —  99.7%
(Cost: $ 21,771,509,114 ) .............................. 29,288,858,739
Other Assets Less Liabilities — 0 .3% ...................... 80,848,682
Net Assets — 100.0% ................................. $ 29,369,707,421
(a)
All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI EAFE Value ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
13
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 76,300,590 $ — $ (9,172,657)
(a)
$ 5,476 $ 5,560 $ 67,138,969 67,105,415 $ 396,193
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 6,690,000 — (15,207)
(a)
— — 6,674,793 6,674,793 155,412 —
$ — $ 5,476 $ 5,560
$ 73,813,762
$ 551,605 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ......................................................................... 174 03/12/26 $ 40,229 $ 1,141,053
Euro STOXX 50 Index .................................................................. 612 03/20/26 43,171 653,174
FTSE 100 Index ...................................................................... 452 03/20/26 63,188 1,636,673
$ 3,430,900
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 3,430,900 $ — $ — $ — $ 3,430,900
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 19,077,904 $ — $ — $ — $ 19,077,904
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 875,671 $ — $ — $ — $ 875,671

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI EAFE Value ETF
14
2026
iShares Semi-Annual Financial Statements and Additional Information
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 161,677,534
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 404,169,359 $ 28,660,895,174 $ — $ 29,065,064,533
Preferred Stocks ......................................... — 149,980,444 — 149,980,444
Short-Term Securities
Money Market Funds ...................................... 73,813,762 — — 73,813,762
$ 477,983,121 $ 28,810,875,618 $ — $ 29,288,858,739
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 3,430,900 $ — $ — $ 3,430,900
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

15
Statements of Assets and Liabilities
Statements of Assets and Liabilities
(unaudited)
January 31, 2026
See notes to financial statements.
.
iShares
MSCI EAFE Growth
ETF
iShares
MSCI EAFE Value
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................................................... $ 9,760,878,926  $ 29,215,044,977
Investments, at value — affiliated
(c)
........................................................................ 27,395,023  73,813,762
Cash ............................................................................................ 1,500  —
Foreign currency collateral pledged:
(d)
Futures contracts .................................................................................. 3,047,547  8,843,799
Foreign currency, at value
(e)
............................................................................. 16,830,355  51,121,586
Receivables:
Investments sold .................................................................................. 1,760  39,265,370
Securities lending income — affiliated .................................................................... 10,153  68,956
Capital shares sold ................................................................................. —  2,276,382
Dividends — unaffiliated ............................................................................. 3,588,515  16,879,461
Dividends — affiliated ............................................................................... 5,690  18,057
Tax reclaims ..................................................................................... 27,473,863  38,738,249
Variation margin on futures contracts ..................................................................... 139,849  —
Foreign withholding tax claims ......................................................................... 390,851  12,328
Total assets .......................................................................................
9,839,764,032  29,446,082,927
LIABILITIES
Collateral on securities loaned ........................................................................... 24,622,411  67,148,417
Payables:
Investments purchased .............................................................................. —  1,762,742
Investment advisory fees ............................................................................. 3,013,683  7,028,483
Professional fees .................................................................................. 14,461  61,355
Variation margin on futures contracts ..................................................................... —  374,509
Total liabilities ......................................................................................
27,650,555  76,375,506
Commitments and contingent liabilities
NET ASSETS ......................................................................................
$ 9,812,113,477  $ 29,369,707,421
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................................... $ 9,047,412,605  $ 22,145,804,902
Accumulated earnings ................................................................................ 764,700,872  7,223,902,519
NET ASSETS ......................................................................................
$ 9,812,113,477  $ 29,369,707,421
NET ASSET VALUE
Shares outstanding .................................................................................. 82,400,000  390,000,000
Net asset value ..................................................................................... $ 119.08  $ 75.31
Shares authorized ................................................................................... Unlimited Unlimited
Par value ......................................................................................... None None
(a)
Securities loaned, at value ........................................................................... $ 17,566,828  $ 64,199,190
(b)
Investments, at cost — unaffiliated ...................................................................... $ 8,147,371,842  $ 21,697,701,188
(c)
Investments, at cost — affiliated ........................................................................ $ 27,394,053  $ 73,807,926
(d)
Foreign currency collateral pledged, at cost ................................................................ $ 2,984,404  $ 8,626,834
(e)
  Foreign currency, at cost ............................................................................. $ 16,629,686  $ 50,387,744

16
2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Operations
(unaudited)
Six Months Ended January 31, 2026
See notes to financial statements.
iShares
MSCI EAFE Growth
ETF
iShares
MSCI EAFE Value
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 62,618,335  $ 338,036,214
Dividends — affiliated .............................................................................. 60,077  155,412
Interest — unaffiliated .............................................................................. 36,198  151,950
Securities lending income — affiliated — net ............................................................... 48,930  396,193
Foreign taxes withheld ............................................................................. (3,620,191) (20,354,426)
Foreign withholding tax claims ........................................................................ 392,291  513,702
Total investment income ..............................................................................
59,535,640  318,899,045
EXPENSES
Investment advisory ............................................................................... 19,127,231  40,571,022
Professional .................................................................................... 18,571  64,098
Interest expense ................................................................................. 5,252  33,063
Total expenses .................................................................................... 19,151,054  40,668,183
Net investment income ...............................................................................
40,384,586  278,230,862
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... 130,623  436,776,436
Investments — affiliated ........................................................................... 1,818  5,476
Foreign currency transactions ....................................................................... (464,364) (626,344)
Futures contracts ............................................................................... 6,275,030  19,077,904
In-kind redemptions — unaffiliated
(a)
................................................................... 1,091,369,299  668,071,238
1,097,312,406  1,123,304,710
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 217,905,101  4,085,641,503
Investments — affiliated ........................................................................... 970  5,560
Foreign currency translations ....................................................................... 2,423,693  3,848,570
Futures contracts ............................................................................... 758,939  875,671
221,088,703  4,090,371,304
Net realized and unrealized gain ........................................................................
1,318,401,109  5,213,676,014
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 1,358,785,695  $ 5,491,906,876
(a)
See Note 2 of the Notes to Financial Statements.

17
Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
MSCI EAFE Growth ETF
iShares
MSCI EAFE Value ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 40,384,586  $ 195,628,956  $ 278,230,862  $ 799,214,917
Net realized gain ........................................... 1,097,312,406  946,901,150  1,123,304,710  647,163,955
Net change in unrealized appreciation (depreciation) ................... 221,088,703  (415,869,256) 4,090,371,304  2,107,797,849
Net increase in net assets resulting from operations ......................
1,358,785,695  726,660,850  5,491,906,876  3,554,176,721
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(148,073,550)
(b)
(234,968,611) (620,562,275)
(b)
(874,694,827)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
(4,004,398,803) (3,090,730,235) (1,471,245,574) 8,309,195,733
NET ASSETS
Total increase (decrease) in net assets .............................. (2,793,686,658) (2,599,037,996) 3,400,099,027  10,988,677,627
Beginning of period ...........................................
12,605,800,135  15,204,838,131  25,969,608,394  14,980,930,767
End of period ...............................................
$ 9,812,113,477  $ 12,605,800,135  $ 29,369,707,421  $ 25,969,608,394
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

18
2026
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI EAFE Growth ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period ...
$ 107.19  $ 103.29  $ 96.55  $ 86.78  $ 108.95  $ 86.52
Net investment income
(a)
........... 0 .44
(b)
1 .41  1 .39
(b)
1 .39
(b)
1 .19
(b)
1 .15
Net realized and unrealized gain (loss)
(c)
.
13.26  4 .26  6 .90  9 .48  (21.67) 22.53
Net increase (decrease) from investment
operations .....................
13.70  5 .67  8 .29  10.87  (20.48) 23.68
Distributions from net investment income
(d)
. ( 1 .81 )
(e)
( 1 .77 ) ( 1 .55 ) ( 1 .10 ) ( 1 .69 ) ( 1 .25 )
Net asset value, end of period ........
$ 119.08  $ 107.19  $ 103.29  $ 96.55  $ 86.78  $ 108.95
Total Return
(f)
– – – – – –
Based on net asset value ............
12.87%
(b) (g)
5 .51% 8 .66%
(b)
12.58%
(b)
(18.92) %
(b)
27.42%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses ...................
0 .36%
(i)
0 .34% 0 .36% 0 .36% 0 .36% 0 .36%
Total expenses excluding professional fees
for foreign withholding tax claims ......
0 .36%
(i)
0 .34% 0 .35% 0 .35% 0 .36% 0 .36%
Net investment income ..............
0 .76%
(b) (i)
1 .37% 1 .44%
(b)
1 .57%
(b)
1 .19%
(b)
1 .15%
Supplemental Data
Net assets, end of period (000) ........
$ 9,812,113  $ 12,605,800  $ 15,204,838  $ 12,937,561  $ 10,135,618  $ 12,115,330
Portfolio turnover rate
(j)
..............
12% 23% 22% 19% 25% 24%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2026 and the years ended July 31, 2024, July 31, 2023 and July 31, 2022, respectively:
• Net investment income per share by $0.00, $0.05, $0.03 and $0.01.
• Total return by 0.01%, 0.05%, 0.03% and 0.01%.
• Ratio of net investment income to average net assets by 0.01%, 0.05%, 0.03% and 0.01%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

19
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI EAFE Value ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period .....
$ 63.03  $ 55.32  $ 50.92  $ 44.33  $ 51.48  $ 39.94
Net investment income
(a)
............. 0 .70  2 .25  2 .07  1 .99
(b)
2 .06
(b)
1 .67
Net realized and unrealized gain (loss)
(c)
...
13.19  7 .73  4 .82  6 .45  ( 6 .66 ) 11.39
Net increase (decrease) from investment
operations .......................
13.89  9 .98  6 .89  8 .44  ( 4 .60 ) 13.06
Distributions from net investment income
(d)
... ( 1 .61 )
(e)
( 2 .27 ) ( 2 .49 ) ( 1 .85 ) ( 2 .55 ) ( 1 .52 )
Net asset value, end of period ..........
$ 75.31  $ 63.03  $ 55.32  $ 50.92  $ 44.33  $ 51.48
Total Return
(f)
– – – – – –
Based on net asset value ..............
22.21%
(g)
18.42% 13.89% 19.39%
(b)
( 9 .23 ) %
(b)
32.79%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses .....................
0 .29%
(i)
0 .31% 0 .33% 0 .34% 0 .35% 0 .36%
Total expenses excluding professional fees for
foreign withholding tax claims ..........
0 .29%
(i)
0 .31% 0 .33% 0 .34% 0 .33% 0 .36%
Net investment income ................
2 .01%
(i)
3 .90% 4 .00% 4 .29%
(b)
4 .17%
(b)
3 .42%
Supplemental Data
Net assets, end of period (000) ..........
$ 29,369,707  $ 25,969,608  $ 14,980,931  $ 17,107,832  $ 14,273,313  $ 14,434,306
Portfolio turnover rate
(j)
................
13% 23% 28% 22% 26% 25%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2023 and July 31,
2022, respectively:
• Net investment income per share by $0.02 and $0.06.
• Total return by 0.04% and 0.12%.
• Ratio of net investment income to average net assets by 0.04% and 0.13%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)
20
2026
iShares Semi-Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
iShares ETF
Diversification
Classification
MSCI EAFE Growth .......................................................................................................... Diversified
MSCI EAFE Value ........................................................................................................... Diversified

Notes to Financial Statements
(unaudited) ( continued)
21
Notes to Financial Statements
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(unaudited) (continued)
22
2026
iShares Semi-Annual Financial Statements and Additional Information
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
MSCI EAFE Growth
BofA Securities, Inc. .............................................. $ 124,526 $ (124,526) $ — $ —
Goldman Sachs & Co. LLC ......................................... 2,461,082 (2,461,082) — —
HSBC Bank PLC ................................................ 4,874,728 (4,874,728) — —
Morgan Stanley ................................................. 10,038,165 (10,038,165) — —
State Street Bank & Trust Co. ........................................ 68,327 (68,327) — —
$ 17,566,828 $ (17,566,828)
$ —
$ —
a
MSCI EAFE Value
BofA Securities, Inc. .............................................. 3,648,628 (3,648,628) — —
Goldman Sachs & Co. LLC ......................................... 20,154,567 (20,154,567) — —
HSBC Bank PLC ................................................ 14,848,443 (14,848,443) — —
Morgan Stanley ................................................. 23,741,311 (23,741,311) — —
State Street Bank & Trust Co. ........................................ 1,806,241 (1,806,241) — —
$ 64,199,190 $ (64,199,190)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) ( continued)
23
Notes to Financial Statements
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the iShares MSCI EAFE Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the
Fund, based on the average daily net assets of the Fund as follows:
For its investment advisory services to the iShares MSCI EAFE Value ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to November 10, 2025, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Average Daily Net Assets Investment Advisory Fees
First $3 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4000%
Over $3 billion, up to and including $4.5 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3800
Over $4.5 billion, up to and including $6 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3610
Over $6 billion, up to and including $7.5 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3430
Over $7.5 billion, up to and including $9 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3258
Over $9 billion, up to and including $10.5 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3095
Over $10.5 billion, up to and including $13.5 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2940
Over $13.5 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2793
Average Daily Net Assets Investment Advisory Fees
First $3 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4000%
Over $3 billion, up to and including $4.5 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3800
Over $4.5 billion, up to and including $6 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3610
Over $6 billion, up to and including $7.5 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3430
Over $7.5 billion, up to and including $9 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3258
Over $9 billion, up to and including $10.5 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3096
Over $10.5 billion, up to and including $12 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2941
Over $12 billion, up to and including $13.5 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2793
Over $13.5 billion, up to and including $15 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2653
Over $15 billion, up to and including $18 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2520
Over $18 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2394

Notes to Financial Statements
(unaudited) (continued)
24
2026
iShares Semi-Annual Financial Statements and Additional Information
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended January 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended January 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended January 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
iShares ETF Amounts
MSCI EAFE Growth ......................................................................................................... $ 14,947
MSCI EAFE Value .......................................................................................................... 102,426
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI EAFE Growth ......................................................................
$ 768,581,504 $ 778,243,142 $ (11,603,044)
MSCI EAFE Value .......................................................................
1,082,737,549 970,422,496 155,261,682
iShares ETF Purchases Sales
MSCI EAFE Growth ...................................................................................... $ 1,240,697,529 $ 1,352,828,220
MSCI EAFE Value ....................................................................................... 3,597,043,039 3,772,126,865
iShares ETF In-kind Purchases In-kind Sales
MSCI EAFE Growth ........................................................................................ $ 128,971,950 $ 4,104,247,292
MSCI EAFE Value ......................................................................................... 349,079,112 2,018,486,458

Notes to Financial Statements
(unaudited) ( continued)
25
Notes to Financial Statements
As of July 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of January 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund's results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
MSCI EAFE Growth ..........................................................................................................
$ (1,809,042,714)
MSCI EAFE Value ...........................................................................................................
(902,168,783)
(a)
Amounts available to offset future realized capital gains.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI EAFE Growth ............................................... $ 8,235,725,567  $ 2,247,325,800  $ (693,082,027) $ 1,554,243,773
MSCI EAFE Value ................................................ 22,102,579,686  7,754,862,589  (565,152,636) 7,189,709,953

Notes to Financial Statements
(unaudited) (continued)
26
2026
iShares Semi-Annual Financial Statements and Additional Information
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or
China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
Six Months Ended
01/31/26
Year Ended
07/31/25
iShares ETF Shares Amount Shares Amount
MSCI EAFE Growth
Shares sold ......................................................... 1,600,000  $ 177,918,586  16,800,000  $ 1,694,759,892
Shares redeemed ..................................................... (36,800,000) (4,182,317,389) (46,400,000) (4,785,490,127)
(35,200,000) $ (4,004,398,803) (29,600,000) $ (3,090,730,235)
MSCI EAFE Value
Shares sold ......................................................... 8,400,000  $ 583,117,053  166,000,000  $ 9,751,611,028
Shares redeemed ..................................................... (30,400,000) (2,054,362,627) (24,800,000) (1,442,415,295)
(22,000,000) $ (1,471,245,574) 141,200,000  $ 8,309,195,733

Notes to Financial Statements
(unaudited) ( continued)
27
Notes to Financial Statements
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Foreign Withholding Tax Claims
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of January 31, 2026 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the
Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each of the iShares MSCI EAFE Growth ETF and iShares MSCI EAFE Value ETF is able to pass through to shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.
12. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information
28
2026
iShares Semi-Annual Financial Statements and Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
29
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

January 31, 2026
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares® LifePath® Retirement ETF | IRTR | NYSE Arca
iShares® LifePath® Target Date 2030 ETF | ITDB | NYSE Arca
iShares® LifePath® Target Date 2035 ETF | ITDC | NYSE Arca
iShares® LifePath® Target Date 2040 ETF | ITDD | NYSE Arca
iShares® LifePath® Target Date 2045 ETF | ITDE | NYSE Arca
iShares® LifePath® Target Date 2050 ETF | ITDF | NYSE Arca
iShares® LifePath® Target Date 2055 ETF | ITDG | NYSE Arca
iShares® LifePath® Target Date 2060 ETF | ITDH | NYSE Arca
iShares® LifePath® Target Date 2065 ETF | ITDI | NYSE Arca
iShares® LifePath® Target Date 2070 ETF | ITDJ | NYSE Arca

Page
2

3
Glide Path Evolution
Glide Path Evolution
Under normal circumstances, the asset allocation of the iShares LifePath Retirement ETF along with the iShares LifePath Target Date ETFs with target dates of 2030, 2035,
2040, 2045, 2050, 2055, 2060, 2065 and 2070 are referred to as the “LifePath ETFs” or the “Funds”, will change over time according to a predetermined “glide path” as each LifePath ETF approaches its respective target date. The glide path represents the shifting of asset classes over time. Each LifePath ETF’s asset allocations become more conservative prior to retirement as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath ETF, which may be a primary source of income after retirement. As each LifePath ETF approaches its target date, its asset allocation will shift so that each
LifePath ETF invests a greater percentage of its assets in fixed-income index funds. The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each LifePath ETF, and determine whether any changes are required to enable each LifePath ETF to achieve its investment objective. Because the iShares LifePath Retirement ETF is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain its risk profile. During the year prior to the LifePath ETF's maturity date, its allocation of assets is expected to be similar to that of the iShares LifePath Retirement ETF. Further, as retirement approaches, such LifePath ETF and the
iShares LifePath Retirement ETF is expected to, subject to approval by the Trust's Board of Trustees (the “Board”), merge into a single fund.
Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock Fund Advisors (“BFA” or the “Manager”) may periodically adjust the proportion of equity index funds and fixed-income index funds in each LifePath ETF, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each LifePath ETF, reallocations of each LifePath ETF’s composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect a
LifePath ETF or achieve its investment objective.

Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
LifePath
®
Retirement ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  24 .9%
iShares Core U.S. REIT ETF ................. 10,083 $ 591,570
iShares Russell 1000 ETF ................... 30,417 11,511,618
12,103,188
a
Domestic Fixed Income  —  59 .3%
iShares 0-5 Year TIPS Bond ETF .............. 48,884 5,032,607
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 20,697 1,048,924
iShares 10-20 Year Treasury Bond ETF .......... 17,353 1,763,065
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 36,343 1,930,177
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 24,835 1,341,338
iShares MBS ETF ........................ 65,126 6,231,907
iShares U.S. Treasury Bond ETF .............. 501,157 11,544,152
28,892,170
a
International Equity  —  15 .7%
iShares Core MSCI Emerging Markets ETF ....... 30,061 2,181,226
iShares Core MSCI International Developed Markets
ETF ................................ 55,344 4,776,741
Security Shares Value
a
International Equity — 15.7% (continued)
iShares Global Infrastructure ETF .............. 10,934 $ 704,259
7,662,226
a
Total Long-Term Investments — 99.9%
(Cost: $ 46,025,252 ) ................................. 48,657,584
a
Short-Term Securities
Money Market Funds  —  1 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(a) (c) (d)
...................... 776,263 776,650
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(a) (c)
............................ 71,479 71,479
a
Total Short-Term Securities — 1.7%
(Cost: $ 848,061 ) ................................... 848,129
Total Investments — 101.6%
(Cost: $ 46,873,313 ) ................................. 49,505,713
Liabilities in Excess of Other Assets — ( 1 .6 ) % ............... (777,636)
Net Assets — 100.0% ................................. $ 48,728,077
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 440,102 $ 337,945
(a)
$ — $ (1,431) $ 34 $ 776,650 776,263 $ 3,049
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 23,345 48,134
(a)
— — — 71,479 71,479 1,075 —
iShares 0-5 Year TIPS
Bond ETF ..... 2,615,789 2,537,875 (125,538) 7,380 (2,899) 5,032,607 48,884 67,702 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF ......... 522,059 578,277 (56,683) 2,632 2,639 1,048,924 20,697 16,272 —
iShares 10-20 Year
Treasury Bond ETF 862,204 942,621 (42,330) 3,228 (2,658) 1,763,065 17,353 24,034 —
iShares 1-5 Year
Investment Grade
Corporate Bond
ETF ......... 1,115,651 996,000 (194,013) 2,919 9,620 1,930,177 36,343 32,016 —
iShares 5-10 Year
Investment Grade
Corporate Bond
ETF ......... 745,110 667,469 (83,413) 3,808 8,364 1,341,338 24,835 21,970 —
iShares Core MSCI
Emerging Markets
ETF ......... 982,715 1,034,753 (99,351) 13,868 249,241 2,181,226 30,061 27,546 —

iShares
®
LifePath
®
Retirement ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
5
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core MSCI
International
Developed Markets
ETF ......... $ 2,390,185 $ 2,290,734 $ (368,344) $ 34,718 $ 429,448 $ 4,776,741 55,344 $ 73,809 $ —
iShares Core U.S.
REIT ETF ..... 322,338 295,829 (45,867) 1,906 17,364 591,570 10,083 8,373 —
iShares Global
Infrastructure ETF 323,699 352,723 (15,952) 4,801 38,988 704,259 10,934 8,431 —
iShares MBS ETF . 3,241,349 3,088,806 (200,611) 14,825 87,538 6,231,907 65,126 89,693 —
iShares Russell 1000
ETF ......... 6,021,138 5,617,847 (761,209) 104,283 529,559 11,511,618 30,417 46,824 —
iShares U.S. Treasury
Bond ETF ..... 5,762,803 6,027,433 (283,815) 16,856 20,875 11,544,152 501,157 132,699 —
$ — $ 209,793 $ 1,388,113
$ 49,505,713
$ 553,493 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 48,657,584  $ —  $ —  $ 48,657,584
Short-Term Securities
Money Market Funds ...................................... 848,129  —  —  848,129
$ 49,505,713  $ —  $ —  $ 49,505,713

Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
LifePath
®
Target Date 2030 ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  31 .3%
iShares Core U.S. REIT ETF ................. 17,406 $ 1,021,210
iShares Russell 1000 ETF ................... 43,190 16,345,687
iShares Russell 2000 ETF ................... 898 233,166
17,600,063
a
Domestic Fixed Income  —  48 .5%
iShares 0-5 Year TIPS Bond ETF .............. 47,037 4,842,459
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 26,146 1,325,079
iShares 10-20 Year Treasury Bond ETF .......... 22,757 2,312,111
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 53,386 2,835,330
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 36,878 1,991,781
iShares MBS ETF ........................ 60,953 5,832,593
iShares U.S. Treasury Bond ETF .............. 353,160 8,135,041
27,274,394
a
International Equity  —  20 .0%
iShares Core MSCI Emerging Markets ETF ....... 44,403 3,221,882
iShares Core MSCI International Developed Markets
ETF ................................ 82,299 7,103,227
Security Shares Value
a
International Equity — 20.0% (continued)
iShares Global Infrastructure ETF .............. 14,389 $ 926,795
11,251,904
a
Total Long-Term Investments — 99.8%
(Cost: $ 51,756,156 ) ................................. 56,126,361
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(a) (c) (d)
...................... 251,458 251,584
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(a) (c)
............................ 78,677 78,677
a
Total Short-Term Securities — 0.6%
(Cost: $ 330,233 ) ................................... 330,261
Total Investments — 100.4%
(Cost: $ 52,086,389 ) ................................. 56,456,622
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (251,529)
Net Assets — 100.0% ................................. $ 56,205,093
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 831,915 $ — $ (580,381)
(a)
$ 25 $ 25 $ 251,584 251,458 $ 4,845
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 82,242 — (3,565)
(a)
— — 78,677 78,677 2,771 —
iShares 0-5 Year TIPS
Bond ETF ..... 2,614,864 2,250,131 (27,086) (368) 4,918 4,842,459 47,037 67,406 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF ......... 795,066 577,494 (56,804) 78 9,245 1,325,079 26,146 23,969 —
iShares 10-20 Year
Treasury Bond ETF 1,217,637 1,103,495 (13,210) (487) 4,676 2,312,111 22,757 32,770 —
iShares 1-5 Year
Investment Grade
Corporate Bond
ETF ......... 1,597,057 1,280,507 (60,837) (348) 18,951 2,835,330 53,386 45,727 —
iShares 5-10 Year
Investment Grade
Corporate Bond
ETF ......... 1,044,185 956,311 (26,466) (340) 18,091 1,991,781 36,878 31,048 —
iShares Core MSCI
Emerging Markets
ETF ......... 1,611,354 1,254,347 (60,507) 202 416,486 3,221,882 44,403 42,119 —

iShares
®
LifePath
®
Target Date 2030 ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
7
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core MSCI
International
Developed Markets
ETF ......... $ 3,942,948 $ 2,956,181 $ (534,754) $ (657) $ 739,509 $ 7,103,227 82,299 $ 111,501 $ —
iShares Core U.S.
REIT ETF ..... 582,392 436,898 (30,868) (1,862) 34,650 1,021,210 17,406 15,198 —
iShares Global
Infrastructure ETF 492,491 379,385 (6,709) (102) 61,730 926,795 14,389 12,040 —
iShares MBS ETF . 3,174,339 2,651,536 (94,838) (581) 102,137 5,832,593 60,953 86,895 —
iShares Russell 1000
ETF ......... 9,395,393 6,878,196 (894,676) (316) 967,090 16,345,687 43,190 69,048 —
iShares Russell 2000
ETF ......... 156,864 116,120 (70,878) (77) 31,137 233,166 898 1,332 —
iShares U.S. Treasury
Bond ETF ..... 4,220,126 3,975,511 (90,291) (1,444) 31,139 8,135,041 353,160 97,453 —
$ — $ (6,277) $ 2,439,784
$ 56,456,622
$ 644,122 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 56,126,361 $ — $ — $ 56,126,361
Short-Term Securities
Money Market Funds ...................................... 330,261 — — 330,261
$ 56,456,622 $ — $ — $ 56,456,622

Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
LifePath
®
Target Date 2035 ETF
(Percentages shown are based on Net Assets)
8
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  38 .6%
iShares Core U.S. REIT ETF ................. 33,725 $ 1,978,646
iShares Russell 1000 ETF ................... 69,808 26,419,536
iShares Russell 2000 ETF ................... 3,007 780,768
29,178,950
a
Domestic Fixed Income  —  36 .4%
iShares 0-5 Year TIPS Bond ETF .............. 5,091 524,118
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 42,412 2,149,440
iShares 10-20 Year Treasury Bond ETF .......... 13,700 1,391,920
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 67,248 3,571,541
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 45,200 2,441,253
iShares MBS ETF ........................ 73,963 7,077,519
iShares U.S. Treasury Bond ETF .............. 451,148 10,392,194
27,547,985
a
International Equity  —  24 .8%
iShares Core MSCI Emerging Markets ETF ....... 74,032 5,371,762
iShares Core MSCI International Developed Markets
ETF ................................ 139,144 12,009,519
Security Shares Value
a
International Equity — 24.8% (continued)
iShares Global Infrastructure ETF .............. 21,715 $ 1,398,663
18,779,944
a
Total Long-Term Investments — 99.8%
(Cost: $ 68,249,615 ) ................................. 75,506,879
a
Short-Term Securities
Money Market Funds  —  1 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(a) (c) (d)
...................... 1,015,466 1,015,973
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(a) (c)
............................ 101,673 101,673
a
Total Short-Term Securities — 1.5%
(Cost: $ 1,117,457 ) .................................. 1,117,646
Total Investments — 101.3%
(Cost: $ 69,367,072 ) ................................. 76,624,525
Liabilities in Excess of Other Assets — ( 1 .3 ) % ............... (1,015,995)
Net Assets — 100.0% ................................. $ 75,608,530
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 1,708,452 $ — $ (691,503)
(a)
$ (1,071) $ 95 $ 1,015,973 1,015,466 $ 11,212
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 102,294 — (621)
(a)
— — 101,673 101,673 3,846 —
iShares 0-5 Year TIPS
Bond ETF ..... 232,807 342,592 (52,953) 607 1,065 524,118 5,091 4,992 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF ......... 1,398,079 840,842 (106,012) 4,577 11,954 2,149,440 42,412 43,388 —
iShares 10-20 Year
Treasury Bond ETF 697,200 734,219 (42,333) 2,534 300 1,391,920 13,700 20,284 —
iShares 1-5 Year
Investment Grade
Corporate Bond
ETF ......... 2,148,093 1,535,614 (135,975) 5,345 18,464 3,571,541 67,248 61,719 —
iShares 5-10 Year
Investment Grade
Corporate Bond
ETF ......... 1,402,256 1,112,414 (97,017) 6,120 17,480 2,441,253 45,200 42,507 —
iShares Core MSCI
Emerging Markets
ETF ......... 3,072,969 1,800,864 (258,865) 43,086 713,708 5,371,762 74,032 72,464 —

iShares
®
LifePath
®
Target Date 2035 ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
9
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core MSCI
International
Developed Markets
ETF ......... $ 7,489,641 $ 4,227,817 $ (1,045,629) $ 94,421 $ 1,243,269 $ 12,009,519 139,144 $ 191,769 $ —
iShares Core U.S.
REIT ETF ..... 1,260,449 728,842 (78,267) 8,279 59,343 1,978,646 33,725 31,345 —
iShares Global
Infrastructure ETF 844,489 497,993 (41,794) 11,272 86,703 1,398,663 21,715 18,719 —
iShares MBS ETF . 4,368,799 2,859,720 (289,018) 17,566 120,452 7,077,519 73,963 116,362 —
iShares Russell 1000
ETF ......... 17,171,047 9,465,266 (1,972,673) 255,571 1,500,325 26,419,536 69,808 122,135 —
iShares Russell 2000
ETF ......... 525,220 294,908 (144,284) 6,029 98,895 780,768 3,007 4,285 —
iShares U.S. Treasury
Bond ETF ..... 6,470,725 4,241,997 (375,953) 13,610 41,815 10,392,194 451,148 140,037 —
$ — $ 467,946 $ 3,913,868
$ 76,624,525
$ 885,064 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 75,506,879 $ — $ — $ 75,506,879
Short-Term Securities
Money Market Funds ...................................... 1,117,646 — — 1,117,646
$ 76,624,525 $ — $ — $ 76,624,525

Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
LifePath
®
Target Date 2040 ETF
(Percentages shown are based on Net Assets)
10
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  45 .5%
iShares Core U.S. REIT ETF ................. 40,313 $ 2,365,164
iShares Russell 1000 ETF ................... 76,366 28,901,476
iShares Russell 2000 ETF ................... 4,810 1,248,917
32,515,557
a
Domestic Fixed Income  —  24 .9%
iShares 0-5 Year TIPS Bond ETF .............. 2,055 211,562
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 43,949 2,227,335
iShares 10-20 Year Treasury Bond ETF .......... 12,209 1,240,434
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 35,509 1,885,883
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 24,528 1,324,757
iShares MBS ETF ........................ 47,608 4,555,610
iShares U.S. Treasury Bond ETF .............. 272,908 6,286,436
17,732,017
a
International Equity  —  29 .5%
iShares Core MSCI Emerging Markets ETF ....... 84,284 6,115,647
iShares Core MSCI International Developed Markets
ETF ................................ 156,409 13,499,661
Security Shares Value
a
International Equity — 29.5% (continued)
iShares Global Infrastructure ETF .............. 22,727 $ 1,463,846
21,079,154
a
Total Long-Term Investments — 99.9%
(Cost: $ 63,546,328 ) ................................. 71,326,728
a
Short-Term Securities
Money Market Funds  —  1 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(a) (c) (d)
...................... 873,358 873,795
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(a) (c)
............................ 96,561 96,561
a
Total Short-Term Securities — 1.3%
(Cost: $ 970,261 ) ................................... 970,356
Total Investments — 101.2%
(Cost: $ 64,516,589 ) ................................. 72,297,084
Liabilities in Excess of Other Assets — ( 1 .2 ) % ............... (875,184)
Net Assets — 100.0% ................................. $ 71,421,900
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 1,815,207 $ — $ (939,261)
(a)
$ (2,238) $ 87 $ 873,795 873,358 $ 9,965
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 69,557 27,004
(a)
— — — 96,561 96,561 2,935 —
iShares 0-5 Year
TIPS Bond ETF 155,685 93,617 (38,137) 37 360 211,562 2,055 3,248 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF ........ 1,236,770 977,802 — — 12,763 2,227,335 43,949 39,181 —
iShares 10-20 Year
Treasury Bond
ETF ........ 615,702 623,012 — — 1,720 1,240,434 12,209 17,487 —
iShares 1-5 Year
Investment Grade
Corporate Bond
ETF ........ 1,009,285 877,209 (12,294) (88) 11,771 1,885,883 35,509 29,427 —
iShares 5-10 Year
Investment Grade
Corporate Bond
ETF ........ 659,751 666,802 (12,641) (155) 11,000 1,324,757 24,528 20,296 —

iShares
®
LifePath
®
Target Date 2040 ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
11
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core MSCI
Emerging Markets
ETF ........ $ 3,015,655 $ 2,348,645 $ (43,238) $ 54 $ 794,531 $ 6,115,647 84,284 $ 77,273 $ —
iShares Core MSCI
International
Developed
Markets ETF .. 7,398,174 5,351,989 (641,073) (4,266) 1,394,837 13,499,661 156,409 204,170 —
iShares Core U.S.
REIT ETF .... 1,317,411 970,968 — — 76,785 2,365,164 40,313 33,864 —
iShares Global
Infrastructure ETF 778,025 588,227 — — 97,594 1,463,846 22,727 18,487 —
iShares MBS ETF 2,430,430 2,091,634 (44,708) (436) 78,690 4,555,610 47,608 66,991 —
iShares Russell 1000
ETF ........ 16,496,474 11,672,236 (965,403) (1,381) 1,699,550 28,901,476 76,366 120,586 —
iShares Russell 2000
ETF ........ 671,114 495,039 (57,311) (583) 140,658 1,248,917 4,810 5,633 —
iShares U.S.
Treasury Bond
ETF ........ 3,323,847 2,970,344 (32,925) (568) 25,738 6,286,436 272,908 74,006 —
$ — $ (9,624) $ 4,346,084
$ 72,297,084
$ 723,549 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 71,326,728 $ — $ — $ 71,326,728
Short-Term Securities
Money Market Funds ...................................... 970,356 — — 970,356
$ 72,297,084 $ — $ — $ 72,297,084

Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
LifePath
®
Target Date 2045 ETF
(Percentages shown are based on Net Assets)
12
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  52 .4%
iShares Core U.S. REIT ETF ................. 41,073 $ 2,409,753
iShares Russell 1000 ETF ................... 71,040 26,885,798
iShares Russell 2000 ETF ................... 5,793 1,504,152
30,799,703
a
Domestic Fixed Income  —  14 .5%
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 36,034 1,826,203
iShares 10-20 Year Treasury Bond ETF .......... 6,637 674,319
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 13,903 738,388
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 9,357 505,372
iShares MBS ETF ........................ 23,374 2,236,658
iShares U.S. Treasury Bond ETF .............. 109,145 2,514,155
8,495,095
a
International Equity  —  32 .9%
iShares Core MSCI Emerging Markets ETF ....... 81,058 5,881,569
iShares Core MSCI International Developed Markets
ETF ................................ 151,137 13,044,634
Security Shares Value
a
International Equity — 32.9% (continued)
iShares Global Infrastructure ETF .............. 6,525 $ 420,275
19,346,478
a
Total Long-Term Investments — 99.8%
(Cost: $ 51,648,272 ) ................................. 58,641,276
a
Short-Term Securities
Money Market Funds  —  1 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(a) (c) (d)
...................... 899,635 900,086
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(a) (c)
............................ 83,601 83,601
a
Total Short-Term Securities — 1.7%
(Cost: $ 983,507 ) ................................... 983,687
Total Investments — 101.5%
(Cost: $ 52,631,779 ) ................................. 59,624,963
Liabilities in Excess of Other Assets — ( 1 .5 ) % ............... (897,108)
Net Assets — 100.0% ................................. $ 58,727,855
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 1,982,259 $ — $ (1,081,826)
(a)
$ (439) $ 92 $ 900,086 899,635 $ 18,596
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 50,912 32,689
(a)
— — — 83,601 83,601 2,454 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF ........ 1,110,348 815,271 (114,295) 11,508 3,371 1,826,203 36,034 36,000 —
iShares 10-20 Year
Treasury Bond
ETF ........ 345,485 366,458 (39,739) 2,760 (645) 674,319 6,637 10,313 —
iShares 1-5 Year
Investment Grade
Corporate Bond
ETF ........ 418,250 358,491 (43,196) 1,842 3,001 738,388 13,903 12,203 —
iShares 5-10 Year
Investment Grade
Corporate Bond
ETF ........ 278,772 250,495 (28,909) 2,037 2,977 505,372 9,357 8,435 —
iShares Core MSCI
Emerging Markets
ETF ........ 3,199,782 2,238,966 (382,367) 101,978 723,210 5,881,569 81,058 80,591 —

iShares
®
LifePath
®
Target Date 2045 ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
13
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core MSCI
International
Developed
Markets ETF .. $ 7,812,244 $ 5,129,039 $ (1,356,674) $ 231,082 $ 1,228,943 $ 13,044,634 151,137 $ 213,449 $ —
iShares Core U.S.
REIT ETF .... 1,426,239 1,048,851 (147,237) 25,252 56,648 2,409,753 41,073 37,319 —
iShares Global
Infrastructure ETF 174,640 240,724 (21,820) 3,524 23,207 420,275 6,525 4,909 —
iShares MBS ETF 1,281,481 1,048,985 (137,189) 10,171 33,210 2,236,658 23,374 36,125 —
iShares Russell
1000 ETF .... 16,849,739 10,754,948 (2,543,190) 610,775 1,213,526 26,885,798 71,040 126,153 —
iShares Russell
2000 ETF .... 921,438 614,555 (226,694) 25,366 169,487 1,504,152 5,793 8,091 —
iShares U.S.
Treasury Bond
ETF ........ 1,353,249 1,300,271 (151,017) 5,289 6,363 2,514,155 109,145 32,295 —
$ — $ 1,031,145 $ 3,463,390
$ 59,624,963
$ 626,933 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 58,641,276  $ —  $ —  $ 58,641,276
Short-Term Securities
Money Market Funds ...................................... 983,687  —  —  983,687
$ 59,624,963  $ —  $ —  $ 59,624,963

Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
LifePath
®
Target Date 2050 ETF
(Percentages shown are based on Net Assets)
14
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  57 .3%
iShares Core U.S. REIT ETF ................. 25,249 $ 1,481,359
iShares Russell 1000 ETF
(b)
.................. 74,684 28,264,907
iShares Russell 2000 ETF ................... 6,976 1,811,318
31,557,584
a
Domestic Fixed Income  —  6 .1%
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 45,337 2,297,679
iShares 10-20 Year Treasury Bond ETF .......... 3,081 313,030
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 6,882 365,503
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 4,747 256,386
iShares U.S. Treasury Bond ETF .............. 6,433 148,184
3,380,782
a
International Equity  —  36 .5%
iShares Core MSCI Emerging Markets ETF ....... 86,129 6,249,520
iShares Core MSCI International Developed Markets
ETF ................................ 160,564 13,858,279
20,107,799
a
Total Long-Term Investments — 99.9%
(Cost: $ 46,885,274 ) ................................. 55,046,165
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  10 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(a) (c) (d)
...................... 5,770,910 $ 5,773,796
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(a) (c)
............................ 76,087 76,087
a
Total Short-Term Securities — 10.6%
(Cost: $ 5,849,785 ) .................................. 5,849,883
Total Investments — 110.5%
(Cost: $ 52,735,059 ) ................................. 60,896,048
Liabilities in Excess of Other Assets — ( 10 .5 ) % .............. (5,771,808)
Net Assets — 100.0% ................................. $ 55,124,240
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 2,318,008 $ 3,455,765
(a)
$ — $ (59) $ 82 $ 5,773,796 5,770,910 $ 10,755
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 36,324 39,763
(a)
— — — 76,087 76,087 2,097 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF .......... 1,249,447 1,038,299 — — 9,933 2,297,679 45,337 40,780 —
iShares 10-20 Year
Treasury Bond ETF 155,559 208,985 (50,628) (1,289) 403 313,030 3,081 5,419 —
iShares 1-5 Year
Investment Grade
Corporate Bond
ETF .......... 188,258 174,973 — — 2,272 365,503 6,882 5,333 —
iShares 5-10 Year
Investment Grade
Corporate Bond
ETF .......... 125,487 128,787 — — 2,112 256,386 4,747 3,687 —
iShares Core MSCI
Emerging Markets
ETF .......... 3,260,414 2,185,934 (28,606) 92 831,686 6,249,520 86,129 82,357 —

iShares
®
LifePath
®
Target Date 2050 ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
15
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core MSCI
International
Developed Markets
ETF .......... $ 7,931,405 $ 4,847,993 $ (403,949) $ 787 $ 1,482,043 $ 13,858,279 160,564 $ 218,456 $ —
iShares Core U.S.
REIT ETF ...... 782,908 653,018 — — 45,433 1,481,359 25,249 20,463 —
iShares Russell 1000
ETF .......... 16,875,443 10,029,388 (400,530) 1,045 1,759,561 28,264,907 74,684 122,052 —
iShares Russell 2000
ETF .......... 1,084,664 669,444 (167,583) (2,672) 227,465 1,811,318 6,976 9,160 —
iShares U.S. Treasury
Bond ETF ...... 62,481 85,223 — — 480 148,184 6,433 1,318 —
$ — $ (2,096) $ 4,361,470
$ 60,896,048
$ 521,877 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 55,046,165 $ — $ — $ 55,046,165
Short-Term Securities
Money Market Funds ...................................... 5,849,883 — — 5,849,883
$ 60,896,048 $ — $ — $ 60,896,048

Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
LifePath
®
Target Date 2055 ETF
(Percentages shown are based on Net Assets)
16
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  59 .3%
iShares Core U.S. REIT ETF ................. 8,510 $ 499,282
iShares Russell 1000 ETF ................... 55,618 21,049,188
iShares Russell 2000 ETF ................... 5,617 1,458,454
23,006,924
a
Domestic Fixed Income  —  1 .9%
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 14,106 714,892
a
International Equity  —  38 .7%
iShares Core MSCI Emerging Markets ETF ....... 64,459 4,677,145
iShares Core MSCI International Developed Markets
ETF ................................ 120,013 10,358,322
15,035,467
a
Total Long-Term Investments — 99.9%
(Cost: $ 33,173,651 ) ................................. 38,757,283
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(a) (c) (d)
...................... 235,515 $ 235,634
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(a) (c)
............................ 54,389 54,389
a
Total Short-Term Securities — 0.7%
(Cost: $ 289,977 ) ................................... 290,023
Total Investments — 100.6%
(Cost: $ 33,463,628 ) ................................. 39,047,306
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (237,096)
Net Assets — 100.0% ................................. $ 38,810,210
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 1,165,116 $ — $ (928,387)
(a)
$ (1,119) $ 24 $ 235,634 235,515 $ 5,717
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 21,988 32,401
(a)
— — — 54,389 54,389 1,302 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF ........ 372,379 338,611 — — 3,902 714,892 14,106 12,223 —
iShares Core MSCI
Emerging Markets
ETF ........ 2,419,595 1,667,661 (18,587) (22) 608,498 4,677,145 64,459 61,007 —
iShares Core MSCI
International
Developed
Markets ETF .. 5,866,294 3,651,734 (238,068) (2,062) 1,080,424 10,358,322 120,013 162,170 —
iShares Core U.S.
REIT ETF .... 285,483 197,601 — — 16,198 499,282 8,510 7,295 —
iShares Russell 1000
ETF ........ 12,467,097 7,460,200 (181,676) 835 1,302,732 21,049,188 55,618 90,556 —
iShares Russell 2000
ETF ........ 850,136 536,666 (104,854) (1,623) 178,129 1,458,454 5,617 7,291 —
$ — $ (3,991) $ 3,189,907
$ 39,047,306
$ 347,561 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
LifePath
®
Target Date 2055 ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
17
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 38,757,283  $ —  $ —  $ 38,757,283
Short-Term Securities
Money Market Funds ...................................... 290,023  —  —  290,023
$ 39,047,306  $ —  $ —  $ 39,047,306

Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
LifePath
®
Target Date 2060 ETF
(Percentages shown are based on Net Assets)
18
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  59 .7%
iShares Core U.S. REIT ETF ................. 5,032 $ 295,227
iShares Russell 1000 ETF
(b)
.................. 39,387 14,906,404
iShares Russell 2000 ETF
(b)
.................. 3,929 1,020,165
16,221,796
a
Domestic Fixed Income  —  1 .0%
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 5,275 267,337
a
International Equity  —  39 .2%
iShares Core MSCI Emerging Markets ETF ....... 45,486 3,300,464
iShares Core MSCI International Developed Markets
ETF ................................ 84,909 7,328,496
10,628,960
a
Total Long-Term Investments — 99.9%
(Cost: $ 22,885,802 ) ................................. 27,118,093
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  16 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(a) (c) (d)
...................... 4,427,458 $ 4,429,672
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(a) (c)
............................ 37,485 37,485
a
Total Short-Term Securities — 16.4%
(Cost: $ 4,467,141 ) .................................. 4,467,157
Total Investments — 116.3%
(Cost: $ 27,352,943 ) ................................. 31,585,250
Liabilities in Excess of Other Assets — ( 16 .3 ) % .............. (4,429,174)
Net Assets — 100.0% ................................. $ 27,156,076
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 557,814 $ 3,871,841
(a)
$ — $ 7 $ 10 $ 4,429,672 4,427,458 $ 4,760
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 17,326 20,159
(a)
— — — 37,485 37,485 916 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF .......... 164,054 101,348 — — 1,935 267,337 5,275 4,905 —
iShares Core MSCI
Emerging Markets
ETF .......... 1,812,132 1,060,039 — — 428,293 3,300,464 45,486 41,472 —
iShares Core MSCI
International
Developed Markets
ETF .......... 4,425,881 2,274,314 (139,721) 502 767,520 7,328,496 84,909 110,079 —
iShares Core U.S.
REIT ETF ...... 180,912 104,207 — — 10,108 295,227 5,032 4,237 —
iShares Russell 1000
ETF .......... 9,438,119 4,651,109 (105,843) 435 922,584 14,906,404 39,387 63,246 —
iShares Russell 2000
ETF .......... 653,343 325,139 (85,008) (563) 127,254 1,020,165 3,929 5,078 —
$ — $ 381 $ 2,257,704
$ 31,585,250
$ 234,693 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
LifePath
®
Target Date 2060 ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
19
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 27,118,093  $ —  $ —  $ 27,118,093
Short-Term Securities
Money Market Funds ...................................... 4,467,157  —  —  4,467,157
$ 31,585,250  $ —  $ —  $ 31,585,250

Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
LifePath
®
Target Date 2065 ETF
(Percentages shown are based on Net Assets)
20
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  59 .8%
iShares Core U.S. REIT ETF ................. 3,592 $ 210,743
iShares Russell 1000 ETF ................... 28,121 10,642,674
iShares Russell 2000 ETF ................... 2,805 728,318
11,581,735
a
Domestic Fixed Income  —  1 .0%
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 3,766 190,861
a
International Equity  —  39 .1%
iShares Core MSCI Emerging Markets ETF ....... 32,471 2,356,096
iShares Core MSCI International Developed Markets
ETF ................................ 60,618 5,231,939
7,588,035
a
Total Long-Term Investments — 99.9%
(Cost: $ 16,366,729 ) ................................. 19,360,631
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(a) (c) (d)
...................... 18,698 $ 18,707
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(a) (c)
............................ 25,403 25,403
a
Total Short-Term Securities — 0.2%
(Cost: $ 44,107 ) .................................... 44,110
Total Investments — 100.1%
(Cost: $ 16,410,836 ) ................................. 19,404,741
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (18,419)
Net Assets — 100.0% ................................. $ 19,386,322
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 85,475 $ — $ (66,125)
(a)
$ (644) $ 1 $ 18,707 18,698 $ 3,074
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 12,907 12,496
(a)
— — — 25,403 25,403 684 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF ........ 123,028 81,289 (14,746) 1,579 (289) 190,861 3,766 3,750 —
iShares Core MSCI
Emerging Markets
ETF ........ 1,358,752 839,463 (169,814) 50,239 277,456 2,356,096 32,471 32,882 —
iShares Core MSCI
International
Developed
Markets ETF .. 3,318,624 1,844,088 (510,853) 112,665 467,415 5,231,939 60,618 87,286 —
iShares Core U.S.
REIT ETF .... 135,656 84,248 (16,125) 1,242 5,722 210,743 3,592 3,370 —
iShares Russell
1000 ETF .... 7,077,113 3,770,050 (918,641) 302,184 411,968 10,642,674 28,121 50,338 —
iShares Russell
2000 ETF .... 489,898 267,089 (125,510) 16,173 80,668 728,318 2,805 4,041 —
$ — $ 483,438 $ 1,242,941
$ 19,404,741
$ 185,425 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
LifePath
®
Target Date 2065 ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
21
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 19,360,631 $ — $ — $ 19,360,631
Short-Term Securities
Money Market Funds ...................................... 44,110 — — 44,110
$ 19,404,741 $ — $ — $ 19,404,741

Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
LifePath
®
Target Date 2070 ETF
(Percentages shown are based on Net Assets)
22
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  59 .7%
iShares Core U.S. REIT ETF ................. 1,564 $ 91,760
iShares Russell 1000 ETF ................... 12,245 4,634,243
iShares Russell 2000 ETF ................... 1,221 317,032
5,043,035
a
Domestic Fixed Income  —  1 .0%
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 1,639 83,065
a
International Equity  —  39 .1%
iShares Core MSCI Emerging Markets ETF ....... 14,138 1,025,853
iShares Core MSCI International Developed Markets
ETF ................................ 26,394 2,278,066
3,303,919
a
Total Long-Term Investments — 99.8%
(Cost: $ 7,551,327 ) .................................. 8,430,019
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(a) (c) (d)
...................... 19,520 $ 19,530
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(a) (c)
............................ 11,500 11,500
a
Total Short-Term Securities — 0.4%
(Cost: $ 31,030 ) .................................... 31,030
Total Investments — 100.2%
(Cost: $ 7,582,357 ) .................................. 8,461,049
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (19,454)
Net Assets — 100.0% ................................. $ 8,441,595
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 37,475 $ — $ (17,932)
(a)
$ (11) $ (2) $ 19,530 19,520 $ 1,070
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 3,786 7,714
(a)
— — — 11,500 11,500 248 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF ........ 37,083 45,744 — — 238 83,065 1,639 1,306 —
iShares Core MSCI
Emerging Markets
ETF ........ 409,942 497,153 — — 118,758 1,025,853 14,138 13,311 —
iShares Core MSCI
International
Developed
Markets ETF .. 1,001,268 1,108,158 (41,788) (179) 210,607 2,278,066 26,394 35,327 —
iShares Core U.S.
REIT ETF .... 40,887 48,365 — — 2,508 91,760 1,564 1,211 —
iShares Russell
1000 ETF .... 2,135,223 2,282,820 (18,261) 106 234,355 4,634,243 12,245 17,473 —
iShares Russell
2000 ETF .... 147,869 163,399 (27,054) (712) 33,530 317,032 1,221 1,413 —
$ — $ (796) $ 599,994
$ 8,461,049
$ 71,359 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
LifePath
®
Target Date 2070 ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
23
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 8,430,019 $ — $ — $ 8,430,019
Short-Term Securities
Money Market Funds ...................................... 31,030 — — 31,030
$ 8,461,049 $ — $ — $ 8,461,049

24
2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(unaudited)
January 31, 2026
See notes to financial statements.
iShares
LifePath Retirement
ETF
iShares
LifePath Target Date
2030 ETF
iShares
LifePath Target Date
2035 ETF
iShares
LifePath Target Date
2040 ETF
iShares
LifePath Target Date
2045 ETF
ASSETS
Investments, at value — affiliated
(a) (b)
......................... $ 49,505,713  $ 56,456,622  $ 76,624,525  $ 72,297,084  $ 59,624,963
Receivables:
Securities lending income — affiliated ...................... 178  330  298  884  2,909
Capital shares sold ................................... —  —  885  —  1,264
Dividends — affiliated ................................. 211  237  306  289  243
Total assets .........................................
49,506,102  56,457,189  76,626,014  72,298,257  59,629,379
LIABILITIES
Collateral on securities loaned ............................. 778,025  252,096  1,017,484  876,357  901,524
Total liabilities ........................................
778,025  252,096  1,017,484  876,357  901,524
Commitments and contingent liabilities
NET ASSETS ........................................
$ 48,728,077  $ 56,205,093  $ 75,608,530  $ 71,421,900  $ 58,727,855
NET ASSETS CONSIST OF:
Paid-in capital ........................................ $ 45,923,184  $ 51,892,453  $ 67,977,537  $ 63,717,007  $ 50,819,331
Accumulated earnings .................................. 2,804,893  4,312,640  7,630,993  7,704,893  7,908,524
NET ASSETS ........................................
$ 48,728,077  $ 56,205,093  $ 75,608,530  $ 71,421,900  $ 58,727,855
NET ASSET VALUE
Shares outstanding .................................... 1,561,078  1,680,000  2,180,000  1,980,000  1,580,000
Net asset value ....................................... $ 31.21  $ 33.46  $ 34.68  $ 36.07  $ 37.17
Shares authorized ..................................... Unlimited Unlimited Unlimited Unlimited Unlimited
Par value ........................................... None None None None None
(a)
Securities loaned, at value ............................. $ 758,274  $ 245,697  $ 991,655  $ 854,110  $ 878,639
(b)
Investments, at cost — affiliated .......................... $ 46,873,313  $ 52,086,389  $ 69,367,072  $ 64,516,589  $ 52,631,779

25
Statements of Assets and Liabilities
(unaudited) (continued)
January 31, 2026
Statements of Assets and Liabilities
See notes to financial statements.
iShares
LifePath Target Date
2050 ETF
iShares
LifePath Target Date
2055 ETF
iShares
LifePath Target Date
2060 ETF
iShares
LifePath Target Date
2065 ETF
iShares
LifePath Target Date
2070 ETF
ASSETS
Investments, at value — affiliated
(a) (b)
......................... $ 60,896,048  $ 39,047,306  $ 31,585,250  $ 19,404,741  $ 8,461,049
Receivables:
Securities lending income — affiliated ...................... 2,316  239  922  268  59
Capital shares sold ................................... —  —  —  946  —
Dividends — affiliated ................................. 224  150  105  75  33
Total assets .........................................
60,898,588  39,047,695  31,586,277  19,406,030  8,461,141
LIABILITIES
Collateral on securities loaned ............................. 5,774,348  237,485  4,430,201  19,708  19,546
Total liabilities ........................................
5,774,348  237,485  4,430,201  19,708  19,546
Commitments and contingent liabilities
NET ASSETS ........................................
$ 55,124,240  $ 38,810,210  $ 27,156,076  $ 19,386,322  $ 8,441,595
NET ASSETS CONSIST OF:
Paid-in capital ........................................ $ 47,087,603  $ 33,293,991  $ 22,964,061  $ 15,944,569  $ 7,569,110
Accumulated earnings .................................. 8,036,637  5,516,219  4,192,015  3,441,753  872,485
NET ASSETS ........................................
$ 55,124,240  $ 38,810,210  $ 27,156,076  $ 19,386,322  $ 8,441,595
NET ASSET VALUE
Shares outstanding .................................... 1,440,000  1,000,000  700,000  500,000  280,000
Net asset value ....................................... $ 38.28  $ 38.81  $ 38.79  $ 38.77  $ 30.15
Shares authorized ..................................... Unlimited Unlimited Unlimited Unlimited Unlimited
Par value ........................................... None None None None None
(a)
Securities loaned, at value ............................. $ 5,634,678  $ 231,456  $ 4,313,417  $ 19,208  $ 19,056
(b)
Investments, at cost — affiliated .......................... $ 52,735,059  $ 33,463,628  $ 27,352,943  $ 16,410,836  $ 7,582,357

26
2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Operations
(unaudited)
Six Months Ended January 31, 2026
See notes to financial statements.
iShares
LifePath Retirement
ETF
iShares
LifePath Target Date
2030 ETF
iShares
LifePath Target Date
2035 ETF
iShares
LifePath Target Date
2040 ETF
iShares
LifePath Target Date
2045 ETF
INVESTMENT INCOME
Dividends — affiliated ............................... $ 550,444  $ 639,277  $ 873,852  $ 713,584  $ 608,337
Interest — unaffiliated ............................... 1  11  11  10  9
Securities lending income — affiliated — net ................ 3,049  4,845  11,212  9,965  18,596
Total investment income ...............................
553,494  644,133  885,075  723,559  626,942
EXPENSES
Interest expense .................................. 30  —  —  —  —
Total expenses ..................................... 30  —  —  —  —
Net investment income ................................
553,464  644,133  885,075  723,559  626,942
—  —  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated ............................ (4,400) (6,277) (10,791) (9,624) 573
In-kind redemptions — affiliated
(a)
..................... 214,193  —  478,737  —  1,030,572
209,793  (6,277) 467,946  (9,624) 1,031,145
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................ 1,388,113  2,439,784  3,913,868  4,346,084  3,463,390
1,388,113  2,439,784  3,913,868  4,346,084  3,463,390
Net realized and unrealized gain .........................
1,597,906  2,433,507  4,381,814  4,336,460  4,494,535
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 2,151,370  $ 3,077,640  $ 5,266,889  $ 5,060,019  $ 5,121,477
(a)
See Note 2 of the Notes to Financial Statements.

27
Statements of Operations
(unaudited) (continued)
Six Months Ended January 31, 2026
Statements of Operations
See notes to financial statements.
iShares
LifePath Target Date
2050 ETF
iShares
LifePath Target Date
2055 ETF
iShares
LifePath Target Date
2060 ETF
iShares
LifePath Target Date
2065 ETF
iShares
LifePath Target Date
2070 ETF
INVESTMENT INCOME
Dividends — affiliated ............................... $ 511,122  $ 341,844  $ 229,933  $ 182,351  $ 70,289
Interest — unaffiliated ............................... 4  3  1  —  —
Securities lending income — affiliated — net ................ 10,755  5,717  4,760  3,074  1,070
Total investment income ...............................
521,881  347,564  234,694  185,425  71,359
EXPENSES
Total expenses ..................................... —  —  —  —  —
Net investment income ................................
521,881  347,564  234,694  185,425  71,359
—  —  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated ............................ (2,096) (3,991) 381  (2,575) (796)
In-kind redemptions — affiliated
(a)
..................... —  —  —  486,013  —
(2,096) (3,991) 381  483,438  (796)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................ 4,361,470  3,189,907  2,257,704  1,242,941  599,994
4,361,470  3,189,907  2,257,704  1,242,941  599,994
Net realized and unrealized gain .........................
4,359,374  3,185,916  2,258,085  1,726,379  599,198
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 4,881,255  $ 3,533,480  $ 2,492,779  $ 1,911,804  $ 670,557
(a)
See Note 2 of the Notes to Financial Statements.

28
2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
LifePath Retirement ETF
iShares
LifePath Target Date 2030 ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 553,464  $ 377,751  $ 644,133  $ 523,384
Net realized gain (loss) ....................................... 209,793  74,467  (6,277) 99,905
Net change in unrealized appreciation (depreciation) ................... 1,388,113  590,771  2,439,784  1,218,517
Net increase in net assets resulting from operations ......................
2,151,370  1,042,989  3,077,640  1,841,806
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(545,686)
(b)
(391,462) (958,315)
(b)
(310,934)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ............
22,193,622  20,320,000  23,158,664  19,416,071
NET ASSETS
Total increase in net assets ...................................... 23,799,306  20,971,527  25,277,989  20,946,943
Beginning of period ...........................................
24,928,771  3,957,244  30,927,104  9,980,161
End of period ...............................................
$ 48,728,077  $ 24,928,771  $ 56,205,093  $ 30,927,104
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

29
Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
LifePath Target Date 2035 ETF
iShares
LifePath Target Date 2040 ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 885,075  $ 708,361  $ 723,559  $ 619,549
Net realized gain (loss) ....................................... 467,946  (13,195) (9,624) 20,212
Net change in unrealized appreciation (depreciation) ................... 3,913,868  2,238,956  4,346,084  2,530,256
Net increase in net assets resulting from operations ......................
5,266,889  2,934,122  5,060,019  3,170,017
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(1,306,094)
(b)
(414,192) (1,078,096)
(b)
(333,453)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ............
24,457,192  31,589,819  28,261,760  24,300,539
NET ASSETS
Total increase in net assets ...................................... 28,417,987  34,109,749  32,243,683  27,137,103
Beginning of period ...........................................
47,190,543  13,080,794  39,178,217  12,041,114
End of period ...............................................
$ 75,608,530  $ 47,190,543  $ 71,421,900  $ 39,178,217
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

30
2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
LifePath Target Date 2045 ETF
iShares
LifePath Target Date 2050 ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 626,942  $ 540,123  $ 521,881  $ 483,131
Net realized gain (loss) ....................................... 1,031,145  12,765  (2,096) 14,579
Net change in unrealized appreciation (depreciation) ................... 3,463,390  2,531,837  4,361,470  2,781,500
Net increase in net assets resulting from operations ......................
5,121,477  3,084,725  4,881,255  3,279,210
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(941,910)
(b)
(315,072) (784,594)
(b)
(310,847)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ............
19,326,145  20,263,088  19,275,219  15,880,663
NET ASSETS
Total increase in net assets ...................................... 23,505,712  23,032,741  23,371,880  18,849,026
Beginning of period ...........................................
35,222,143  12,189,402  31,752,360  12,903,334
End of period ...............................................
$ 58,727,855  $ 35,222,143  $ 55,124,240  $ 31,752,360
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

31
Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
LifePath Target Date 2055 ETF
iShares
LifePath Target Date 2060 ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 347,564  $ 317,759  $ 234,694  $ 211,421
Net realized gain (loss) ....................................... (3,991) 231,369  381  (40,157)
Net change in unrealized appreciation (depreciation) ................... 3,189,907  1,588,478  2,257,704  1,350,658
Net increase in net assets resulting from operations ......................
3,533,480  2,137,606  2,492,779  1,521,922
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(519,259)
(b)
(198,253) (361,772)
(b)
(125,053)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ............
13,513,505  12,338,776  8,333,704  10,368,846
NET ASSETS
Total increase in net assets ...................................... 16,527,726  14,278,129  10,464,711  11,765,715
Beginning of period ...........................................
22,282,484  8,004,355  16,691,365  4,925,650
End of period ...............................................
$ 38,810,210  $ 22,282,484  $ 27,156,076  $ 16,691,365
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

32
2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
LifePath Target Date 2065 ETF
iShares
LifePath Target Date 2070 ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Six Months
Ended
01/31/26
(unaudited)
Period From
11/12/24
(a)
to 07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 185,425  $ 173,570  $ 71,359  $ 43,049
Net realized gain (loss) ....................................... 483,438  (35,255) (796) (5,611)
Net change in unrealized appreciation (depreciation) ................... 1,242,941  1,116,596  599,994  278,698
Net increase in net assets resulting from operations ......................
1,911,804  1,254,911  670,557  316,136
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ............
(281,612)
(c)
(115,849) (98,326)
(c)
(15,882)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ............
5,240,439  6,450,995  4,093,287  3,475,823
NET ASSETS
Total increase in net assets ...................................... 6,870,631  7,590,057  4,665,518  3,776,077
Beginning of period ...........................................
12,515,691  4,925,634  3,776,077  —
End of period ...............................................
$ 19,386,322  $ 12,515,691  $ 8,441,595  $ 3,776,077
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

33
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Retirement ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period .....................................................
$ 29.64  $ 28.27  $ 25.00
Net investment income
(b)
............................................................. 0 .49  0 .89  0 .62
Net realized and unrealized gain
(c)
.......................................................
1 .57  1 .39  3 .26
Net increase from investment operations ....................................................
2 .06  2 .28  3 .88
Distributions from net investment income
(d)
................................................... ( 0 .49 )
(e)
( 0 .91 ) ( 0 .61 )
Net asset value, end of period ..........................................................
$ 31.21  $ 29.64  $ 28.27
Total Return
(f)
– – –
Based on net asset value ..............................................................
7 .02%
(g)
8 .25% 15.65%
(g)
Ratios to Average Net Assets
(h)
– – –
Total expenses .....................................................................
0 .00%
(i) (j)
0 .00% 0 .00%
(i)
Net investment income ................................................................
3 .19%
(i)
3 .12% 2 .90%
(i)
Supplemental Data
Net assets, end of period (000) ..........................................................
$ 48,728  $ 24,929  $ 3,957
Portfolio turnover rate
(k)
................................................................
3% 18% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Amount is less than 0.005%.
(k)
Portfolio turnover rate excludes in-kind transactions, if any.

34
2026
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Target Date 2030 ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period .....................................................
$ 31.56  $ 29.35  $ 25.00
Net investment income
(b)
............................................................. 0 .51  0 .89  0 .62
Net realized and unrealized gain
(c)
.......................................................
2 .06  1 .90  3 .90
Net increase from investment operations ....................................................
2 .57  2 .79  4 .52
Distributions from net investment income
(d)
................................................... ( 0 .67 )
(e)
( 0 .58 ) ( 0 .17 )
Net asset value, end of period ..........................................................
$ 33.46  $ 31.56  $ 29.35
Total Return
(f)
– – –
Based on net asset value ..............................................................
8 .18%
(g)
9 .62% 18.15%
(g)
Ratios to Average Net Assets
(h)
– – –
Total expenses .....................................................................
0 .00%
(i)
0 .00% 0 .00%
(i)
Net investment income ................................................................
3 .07%
(i)
2 .95% 2 .83%
(i)
Supplemental Data
Net assets, end of period (000) ..........................................................
$ 56,205  $ 30,927  $ 9,980
Portfolio turnover rate
(j)
................................................................
4% 24% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

35
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Target Date 2035 ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period .....................................................
$ 32.32  $ 29.73  $ 25.00
Net investment income
(b)
............................................................. 0 .50  0 .85  0 .61
Net realized and unrealized gain
(c)
.......................................................
2 .55  2 .32  4 .35
Net increase from investment operations ....................................................
3 .05  3 .17  4 .96
Distributions
(d)
– – –
From net investment income .......................................................... ( 0 .69 )
(e)
( 0 .57 ) ( 0 .23 )
From net realized gains .............................................................. —  ( 0 .01 ) —
Total distributions ...................................................................
( 0 .69 ) ( 0 .58 ) ( 0 .23 )
Net asset value, end of period ..........................................................
$ 34.68  $ 32.32  $ 29.73
Total Return
(f)
– – –
Based on net asset value ..............................................................
9 .47%
(g)
10.81% 19.92%
(g)
Ratios to Average Net Assets
(h)
– – –
Total expenses .....................................................................
0 .00%
(i)
0 .00% 0 .00%
(i)
Net investment income ................................................................
2 .90%
(i)
2 .79% 2 .75%
(i)
Supplemental Data
Net assets, end of period (000) ..........................................................
$ 75,609  $ 47,191  $ 13,081
Portfolio turnover rate
(j)
................................................................
4% 19% 8%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

36
2026
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Target Date 2040 ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period .....................................................
$ 33.20  $ 30.10  $ 25.00
Net investment income
(b)
............................................................. 0 .49  0 .80  0 .55
Net realized and unrealized gain
(c)
.......................................................
3 .02  2 .78  4 .79
Net increase from investment operations ....................................................
3 .51  3 .58  5 .34
Distributions from net investment income
(d)
................................................... ( 0 .64 )
(e)
( 0 .48 ) ( 0 .24 )
Net asset value, end of period ..........................................................
$ 36.07  $ 33.20  $ 30.10
Total Return
(f)
– – –
Based on net asset value ..............................................................
10.61%
(g)
12.01% 21.49%
(g)
Ratios to Average Net Assets
(h)
– – –
Total expenses .....................................................................
0 .00%
(i)
0 .00% 0 .00%
(i)
Net investment income ................................................................
2 .76%
(i)
2 .55% 2 .45%
(i)
Supplemental Data
Net assets, end of period (000) ..........................................................
$ 71,422  $ 39,178  $ 12,041
Portfolio turnover rate
(j)
................................................................
3% 17% 6%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

37
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Target Date 2045 ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period .....................................................
$ 33.87  $ 30.47  $ 25.00
Net investment income
(b)
............................................................. 0 .48  0 .77  0 .54
Net realized and unrealized gain
(c)
.......................................................
3 .49  3 .14  5 .17
Net increase from investment operations ....................................................
3 .97  3 .91  5 .71
Distributions from net investment income
(d)
................................................... ( 0 .67 )
(e)
( 0 .51 ) ( 0 .24 )
Net asset value, end of period ..........................................................
$ 37.17  $ 33.87  $ 30.47
Total Return
(f)
– – –
Based on net asset value ..............................................................
11.78%
(g)
12.96% 22.96%
(g)
Ratios to Average Net Assets
(h)
– – –
Total expenses .....................................................................
0 .00%
(i)
0 .00% 0 .00%
(i)
Net investment income ................................................................
2 .64%
(i)
2 .44% 2 .41%
(i)
Supplemental Data
Net assets, end of period (000) ..........................................................
$ 58,728  $ 35,222  $ 12,189
Portfolio turnover rate
(j)
................................................................
3% 16% 5%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

38
2026
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Target Date 2050 ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period .....................................................
$ 34.51  $ 30.72  $ 25.00
Net investment income
(b)
............................................................. 0 .46  0 .72  0 .54
Net realized and unrealized gain
(c)
.......................................................
3 .92  3 .56  5 .41
Net increase from investment operations ....................................................
4 .38  4 .28  5 .95
Distributions from net investment income
(d)
................................................... ( 0 .61 )
(e)
( 0 .49 ) ( 0 .23 )
Net asset value, end of period ..........................................................
$ 38.28  $ 34.51  $ 30.72
Total Return
(f)
– – –
Based on net asset value ..............................................................
12.73%
(g)
14.08% 23.94%
(g)
Ratios to Average Net Assets
(h)
– – –
Total expenses .....................................................................
0 .00%
(i)
0 .00% 0 .00%
(i)
Net investment income ................................................................
2 .48%
(i)
2 .23% 2 .37%
(i)
Supplemental Data
Net assets, end of period (000) ..........................................................
$ 55,124  $ 31,752  $ 12,903
Portfolio turnover rate
(j)
................................................................
2% 17% 6%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

39
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Target Date 2055 ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period .....................................................
$ 34.82  $ 30.79  $ 25.00
Net investment income
(b)
............................................................. 0 .44  0 .71  0 .49
Net realized and unrealized gain
(c)
.......................................................
4 .15  3 .77  5 .53
Net increase from investment operations ....................................................
4 .59  4 .48  6 .02
Distributions
(d)
– – –
From net investment income .......................................................... ( 0 .60 )
(e)
( 0 .44 ) ( 0 .23 )
From net realized gains .............................................................. —  ( 0 .01 ) —
Total distributions ...................................................................
( 0 .60 ) ( 0 .45 ) ( 0 .23 )
Net asset value, end of period ..........................................................
$ 38.81  $ 34.82  $ 30.79
Total Return
(f)
– – –
Based on net asset value ..............................................................
13.25%
(g)
14.71% 24.18%
(g)
Ratios to Average Net Assets
(h)
– – –
Total expenses .....................................................................
0 .00%
(i)
0 .00%
(j)
0 .00%
(i)
Net investment income ................................................................
2 .36%
(i)
2 .20% 2 .18%
(i)
Supplemental Data
Net assets, end of period (000) ..........................................................
$ 38,810  $ 22,282  $ 8,004
Portfolio turnover rate
(k)
................................................................
1% 12% 4%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Amount is less than 0.005%.
(k)
Portfolio turnover rate excludes in-kind transactions, if any.

40
2026
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Target Date 2060 ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period .....................................................
$ 34.77  $ 30.79  $ 25.00
Net investment income
(b)
............................................................. 0 .42  0 .73  0 .51
Net realized and unrealized gain
(c)
.......................................................
4 .20  3 .77  5 .51
Net increase from investment operations ....................................................
4 .62  4 .50  6 .02
Distributions
(d)
– – –
From net investment income .......................................................... ( 0 .60 )
(e)
( 0 .49 ) ( 0 .23 )
From net realized gains .............................................................. —  ( 0 .03 ) —
Total distributions ...................................................................
( 0 .60 ) ( 0 .52 ) ( 0 .23 )
Net asset value, end of period ..........................................................
$ 38.79  $ 34.77  $ 30.79
Total Return
(f)
– – –
Based on net asset value ..............................................................
13.34%
(g)
14.82% 24.18%
(g)
Ratios to Average Net Assets
(h)
– – –
Total expenses .....................................................................
0 .00%
(i)
0 .00% 0 .00%
(i)
Net investment income ................................................................
2 .24%
(i)
2 .27% 2 .30%
(i)
Supplemental Data
Net assets, end of period (000) ..........................................................
$ 27,156  $ 16,691  $ 4,926
Portfolio turnover rate
(j)
................................................................
1% 12% 3%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

41
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Target Date 2065 ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period .....................................................
$ 34.77  $ 30.79  $ 25.00
Net investment income
(b)
............................................................. 0 .44  0 .69  0 .49
Net realized and unrealized gain
(c)
.......................................................
4 .17  3 .82  5 .53
Net increase from investment operations ....................................................
4 .61  4 .51  6 .02
Distributions
(d)
– – –
From net investment income .......................................................... ( 0 .61 )
(e)
( 0 .51 ) ( 0 .23 )
From net realized gains .............................................................. —  ( 0 .02 ) —
Total distributions ...................................................................
( 0 .61 ) ( 0 .53 ) ( 0 .23 )
Net asset value, end of period ..........................................................
$ 38.77  $ 34.77  $ 30.79
Total Return
(f)
– – –
Based on net asset value ..............................................................
13.33%
(g)
14.82% 24.18%
(g)
Ratios to Average Net Assets
(h)
– – –
Total expenses .....................................................................
0 .00%
(i)
0 .00%
(j)
0 .00%
(i)
Net investment income ................................................................
2 .34%
(i)
2 .15% 2 .20%
(i)
Supplemental Data
Net assets, end of period (000) ..........................................................
$ 19,386  $ 12,516  $ 4,926
Portfolio turnover rate
(k)
................................................................
1% 12% 3%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Amount is less than 0.005%.
(k)
Portfolio turnover rate excludes in-kind transactions, if any.

42
2026
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Target Date 2070 ETF
Six Months
Ended
01/31/26
(unaudited)
Period From
11/12/24
(a)
to 07/31/25
Net asset value, beginning of period .....................................................................
$ 26.97  $ 25.00
Net investment income
(b)
............................................................................. 0 .36  0 .44
Net realized and unrealized gain
(c)
.......................................................................
3 .23  1 .73
Net increase from investment operations ....................................................................
3 .59  2 .17
Distributions from net investment income
(d)
................................................................... ( 0 .41 )
(e)
( 0 .20 )
Net asset value, end of period ..........................................................................
$ 30.15  $ 26.97
Total Return
(f)
– –
Based on net asset value ..............................................................................
13.33%
(g)
8 .76%
(g)
Ratios to Average Net Assets
(h)
– –
Total expenses .....................................................................................
0 .00%
(i)
0 .00%
(i)
Net investment income ................................................................................
2 .50%
(i)
2 .46%
(i)
Supplemental Data
Net assets, end of period (000) ..........................................................................
$ 8,442  $ 3,776
Portfolio turnover rate
(j)
................................................................................
1% 8%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)
43
Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Each Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund” and collectively, the
“underlying funds”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of BFA, the Funds’
investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
iShares ETF
Diversification
Classification
LifePath Retirement .......................................................................................................... Diversified
LifePath Target Date 2030 ..................................................................................................... Diversified
LifePath Target Date 2035 ..................................................................................................... Diversified
LifePath Target Date 2040 ..................................................................................................... Diversified
LifePath Target Date 2045 ..................................................................................................... Diversified
LifePath Target Date 2050 ..................................................................................................... Diversified
LifePath Target Date 2055 ..................................................................................................... Diversified
LifePath Target Date 2060 ..................................................................................................... Diversified
LifePath Target Date 2065 ..................................................................................................... Diversified
LifePath Target Date 2070 ..................................................................................................... Diversified

Notes to Financial Statements
(unaudited) (continued)
44
2026
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

Notes to Financial Statements
(unaudited) ( continued)
45
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. ("BlackRock"). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
LifePath Retirement
J.P. Morgan Securities LLC ......................................... $ 346,347 $ (346,347) $ — $ —
Wells Fargo Securities LLC ......................................... 411,927 (411,927) — —
$ 758,274 $ (758,274)
$ —
$ —
a
LifePath Target Date 2030
J.P. Morgan Securities LLC ......................................... 245,697 (245,697) — —
$ 245,697 $ (245,697)
$ —
$ —
a
LifePath Target Date 2035
J.P. Morgan Securities LLC ......................................... 924,301 (924,301) — —
Wells Fargo Securities LLC ......................................... 67,354 (67,354) — —
$ 991,655 $ (991,655)
$ —
$ —
a
LifePath Target Date 2040
J.P. Morgan Securities LLC ......................................... 854,110 (854,110) — —
$ 854,110 $ (854,110)
$ —
$ —
a
LifePath Target Date 2045
J.P. Morgan Securities LLC ......................................... 878,639 (878,639) — —
$ 878,639 $ (878,639)
$ —
$ —
a
LifePath Target Date 2050
J.P. Morgan Securities LLC ......................................... 805,964 (805,964) — —
Jefferies LLC ................................................... 4,730,750 (4,730,750) — —
Wells Fargo Securities LLC ......................................... 97,964 (97,964) — —
$ 5,634,678 $ (5,634,678)
$ —
$ —
a
LifePath Target Date 2055
J.P. Morgan Securities LLC ......................................... 231,456 (231,456) — —
$ 231,456 $ (231,456)
$ —
$ —
a
LifePath Target Date 2060
J.P. Morgan Securities LLC ......................................... 1,017,891 (1,017,891) — —
Jefferies LLC ................................................... 3,179,063 (3,179,063) — —
Wells Fargo Securities LLC ......................................... 116,463 (116,463) — —
$ 4,313,417 $ (4,313,417)
$ —
$ —
a
LifePath Target Date 2065
J.P. Morgan Securities LLC ......................................... 19,208 (18,708) — 500
$ 19,208 $ (18,708)
$ —
$ 500
a
LifePath Target Date 2070
J.P. Morgan Securities LLC ......................................... 19,056 (19,056) — —
$ 19,056 $ (19,056)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of January 31, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)
46
2026
iShares Semi-Annual Financial Statements and Additional Information
For its investment advisory services to each Fund, BFA is paid a management fee from each Fund based on a percentage of each Fund’s average daily net assets, at the annual rate of 0.00%.
The Funds may incur “Acquired Fund Fees and Expenses”. Acquired Fund Fees and Expenses reflect the Funds’ pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of each Fund.
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, each Fund retains 82% of securities lending income (which excludes collateral investment fees)
and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended  January 31, 2026 , the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
6. Purchases and Sales
For the six months ended January 31, 2026 , purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF Amounts
LifePath Retirement ......................................................................................................... $ 964
LifePath Target Date 2030 .................................................................................................... 1,528
LifePath Target Date 2035 .................................................................................................... 3,337
LifePath Target Date 2040 .................................................................................................... 2,865
LifePath Target Date 2045 .................................................................................................... 5,077
LifePath Target Date 2050 .................................................................................................... 3,340
LifePath Target Date 2055 .................................................................................................... 1,725
LifePath Target Date 2060 .................................................................................................... 1,514
LifePath Target Date 2065 .................................................................................................... 928
LifePath Target Date 2070 .................................................................................................... 322
iShares ETF Purchases  Sales
LifePath Retirement ...................................................................................... $ 1,040,962 $ 1,049,239

Notes to Financial Statements
(unaudited) ( continued)
47
Notes to Financial Statements
For the six months ended January 31, 2026 , in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of July 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF Purchases  Sales
LifePath Target Date 2030 ................................................................................. $ 1,701,635 $ 1,967,924
LifePath Target Date 2035 ................................................................................. 2,223,520 2,584,888
LifePath Target Date 2040 ................................................................................. 1,540,808 1,847,730
LifePath Target Date 2045 ................................................................................. 1,217,991 1,534,760
LifePath Target Date 2050 ................................................................................. 795,560 1,051,296
LifePath Target Date 2055 ................................................................................. 362,272 543,185
LifePath Target Date 2060 ................................................................................. 203,587 330,572
LifePath Target Date 2065 ................................................................................. 147,142 249,940
LifePath Target Date 2070 ................................................................................. 58,763 87,103
iShares ETF In-kind Purchases In-kind Sales
LifePath Retirement ........................................................................................ $ 23,389,405 $ 1,227,887
LifePath Target Date 2030 ................................................................................... 23,114,477 —
LifePath Target Date 2035 ................................................................................... 26,459,568 2,055,885
LifePath Target Date 2040 ................................................................................... 28,186,716 —
LifePath Target Date 2045 ................................................................................... 22,949,063 3,657,567
LifePath Target Date 2050 ................................................................................... 19,226,484 —
LifePath Target Date 2055 ................................................................................... 13,490,201 —
LifePath Target Date 2060 ................................................................................... 8,312,569 —
LifePath Target Date 2065 ................................................................................... 6,739,085 1,505,749
LifePath Target Date 2070 ................................................................................... 4,086,876 —
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
Qualified Late-Year
Capital Losses
(b)
LifePath Retirement ........................................................................................
$ (27,962) $ —
LifePath Target Date 2030 ...................................................................................
— (54,901)
LifePath Target Date 2035 ...................................................................................
— (63,312)
LifePath Target Date 2040 ...................................................................................
(55,813) —
LifePath Target Date 2045 ...................................................................................
(74,680) —
LifePath Target Date 2050 ...................................................................................
(43,110) —
LifePath Target Date 2055 ...................................................................................
— (26,290)
LifePath Target Date 2060 ...................................................................................
— (11,902)
LifePath Target Date 2065 ...................................................................................
— (9,441)
LifePath Target Date 2070 ...................................................................................
(1,668) —
(a)
Amounts available to offset future realized capital gains.
(b)
The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.

Notes to Financial Statements
(unaudited) (continued)
48
2026
iShares Semi-Annual Financial Statements and Additional Information
As of January 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
LifePath Retirement ................................................ $ 46,890,429  $ 2,615,284  $ —  $ 2,615,284
LifePath Target Date 2030 ........................................... 52,093,189  4,363,433  —  4,363,433
LifePath Target Date 2035 ........................................... 69,405,245  7,219,280  —  7,219,280
LifePath Target Date 2040 ........................................... 64,545,181  7,751,903  —  7,751,903
LifePath Target Date 2045 ........................................... 52,676,651  6,948,312  —  6,948,312
LifePath Target Date 2050 ........................................... 52,816,207  8,079,841  —  8,079,841
LifePath Target Date 2055 ........................................... 33,507,714  5,539,592  —  5,539,592
LifePath Target Date 2060 ........................................... 27,382,980  4,202,270  —  4,202,270
LifePath Target Date 2065 ........................................... 16,438,386  2,966,355  —  2,966,355
LifePath Target Date 2070 ........................................... 7,586,300  874,749  —  874,749

Notes to Financial Statements
(unaudited) ( continued)
49
Notes to Financial Statements
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Six Months Ended
01/31/26
Year Ended
07/31/25
iShares ETF Shares Amount Shares Amount
LifePath Retirement
Shares sold ......................................................... 760,000  $ 23,423,786  560,000  $ 16,291,237
Shares issued  in reorganization —  —  181,078  5,153,726
Shares redeemed ..................................................... (40,000) (1,230,164) (40,000) (1,124,963)
720,000  $ 22,193,622  701,078  $ 20,320,000
LifePath Target Date 2030
Shares sold ......................................................... 700,000  $ 23,158,664  680,000  $ 20,600,905
Shares redeemed ..................................................... —  —  (40,000) (1,184,834)
700,000  $ 23,158,664  640,000  $ 19,416,071
LifePath Target Date 2035
Shares sold ......................................................... 780,000  $ 26,516,981  1,040,000  $ 32,187,539
Shares redeemed ..................................................... (60,000) (2,059,789) (20,000) (597,720)
720,000  $ 24,457,192  1,020,000  $ 31,589,819
LifePath Target Date 2040
Shares sold ......................................................... 800,000  $ 28,261,760  800,000  $ 24,908,361
Shares redeemed ..................................................... —  —  (20,000) (607,822)
800,000  $ 28,261,760  780,000  $ 24,300,539
LifePath Target Date 2045
Shares sold ......................................................... 640,000  $ 22,990,318  660,000  $ 20,901,469
Shares redeemed ..................................................... (100,000) (3,664,173) (20,000) (638,381)
540,000  $ 19,326,145  640,000  $ 20,263,088
LifePath Target Date 2050
Shares sold ......................................................... 520,000  $ 19,275,219  520,000  $ 16,525,203
Shares redeemed ..................................................... —  —  (20,000) (644,540)
520,000  $ 19,275,219  500,000  $ 15,880,663
LifePath Target Date 2055
Shares sold ......................................................... 360,000  $ 13,513,505  420,000  $ 13,652,459
Shares redeemed ..................................................... —  —  (40,000) (1,313,683)
360,000  $ 13,513,505  380,000  $ 12,338,776
LifePath Target Date 2060
Shares sold ......................................................... 220,000  $ 8,333,704  320,000  $ 10,368,846
Shares redeemed ..................................................... —  —  —  —
220,000  $ 8,333,704  320,000  $ 10,368,846
LifePath Target Date 2065
Shares sold ......................................................... 180,000  $ 6,748,772  200,000  $ 6,450,995
Shares redeemed ..................................................... (40,000) (1,508,333) —  —
140,000  $ 5,240,439  200,000  $ 6,450,995
LifePath Target Date 2070
Shares sold ......................................................... 140,000  $ 4,093,287  140,000  $ 3,475,823
Shares redeemed ..................................................... —  —  —  —
140,000  $ 4,093,287  140,000  $ 3,475,823

Notes to Financial Statements
(unaudited) (continued)
50
2026
iShares Semi-Annual Financial Statements and Additional Information
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information
51
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
52
2026
iShares Semi-Annual Financial Statements and Additional Information
Portfolio Abbreviation
REIT Real Estate Investment Trust
TIPS Treasury Inflation Protected Security

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

January 31, 2026
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares Global Equity Factor ETF | GLOF | NYSE Arca
iShares International Equity Factor ETF | INTF | NYSE Arca
iShares International Small-Cap Equity Factor ETF | ISCF | NYSE Arca
iShares MSCI EAFE Min Vol Factor ETF | EFAV | Cboe BZX Exchange

Page
2

iShares
®
Global Equity Factor ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  1 .7%
Aurizon Holdings Ltd. ...................... 57,111 $ 146,088
Bendigo & Adelaide Bank Ltd. ................ 5,204 39,627
BHP Group Ltd. .......................... 10,222 352,070
BlueScope Steel Ltd. ...................... 1,777 37,088
Brambles Ltd. ........................... 11,911 184,891
Commonwealth Bank of Australia .............. 1,184 122,569
Fortescue Ltd. ........................... 20,849 301,912
Goodman Group ......................... 2,566 54,511
JB Hi-Fi Ltd. ............................ 3,547 199,840
Origin Energy Ltd. ........................ 23,978 196,651
Pro Medicus Ltd. ......................... 685 87,573
Rio Tinto Ltd. ........................... 6,305 656,885
Stockland .............................. 51,267 191,821
Telstra Group Ltd. ........................ 8,541 29,016
Woolworths Group Ltd. ..................... 2,217 47,578
Yancoal Australia Ltd. ...................... 16,176 64,750
2,712,870
a
Austria  —  0 .2%
BAWAG Group AG
(a) (b)
..................... 229 37,253
Raiffeisen Bank International AG .............. 4,150 209,183
Strabag SE , Bearer ....................... 569 59,015
Verbund AG ............................ 567 41,604
Vienna Insurance Group AG Wiener Versicherung
Gruppe .............................. 165 12,970
360,025
a
Belgium  —  0 .2%
Ageas SA/N.V. .......................... 4,371 310,474
Colruyt Group N.V. ........................ 836 32,067
342,541
a
Brazil  —  0 .6%
Banco do Brasil SA ....................... 4,354 20,865
BB Seguridade Participacoes SA .............. 5,174 36,681
CPFL Energia SA ......................... 5,723 55,960
CSN Mineracao SA ....................... 18,983 21,245
Embraer SA ............................ 15,052 277,287
NU Holdings Ltd. , Class A
(b)
.................. 12,985 230,484
Petroleo Brasileiro SA - Petrobras .............. 17,024 130,654
TIM SA ............................... 25,743 119,941
893,117
a
Canada  —  2 .3%
ARC Resources Ltd. ....................... 10,382 192,673
AtkinsRealis Group, Inc. .................... 697 48,915
Celestica, Inc.
(b)
.......................... 889 249,813
CGI, Inc. .............................. 329 28,197
Dollarama, Inc. .......................... 145 19,541
Element Fleet Management Corp. ............. 3,439 87,134
Fairfax Financial Holdings Ltd. ................ 76 125,423
George Weston Ltd. ....................... 4,249 296,352
Hydro One Ltd.
(a)
......................... 9,906 391,613
Imperial Oil Ltd. .......................... 2,648 267,532
Kinross Gold Corp. ........................ 1,142 35,963
Loblaw Companies Ltd. .................... 13,809 621,362
Lundin Gold, Inc. ......................... 3,240 242,896
Manulife Financial Corp. .................... 10,638 405,238
Nutrien Ltd. ............................. 3,348 230,511
Royal Bank of Canada ..................... 125 20,813
Suncor Energy, Inc. ....................... 812 42,918
Thomson Reuters Corp. .................... 2,641 291,806
3,598,700
a
Security Shares Value
a
Chile  —  0 .1%
Colbun SA ............................. 152,622 $ 25,291
Enel Chile SA ........................... 767,384 65,117
90,408
a
China  —  3 .5%
3SBio, Inc.
(a) (b)
........................... 12,500 37,273
Agricultural Bank of China Ltd. , Class A .......... 148,800 143,658
Agricultural Bank of China Ltd. , Class H .......... 44,000 30,761
Alibaba Group Holding Ltd. .................. 1,000 21,274
Aluminum Corp. of China Ltd. , Class A .......... 16,600 33,298
Anker Innovations Technology Co. Ltd. , Class A .... 1,100 15,739
Atour Lifestyle Holdings Ltd. , ADR ............. 2,831 101,180
Bank of Beijing Co. Ltd. , Class A .............. 23,200 17,665
Bank of China Ltd. , Class A .................. 137,000 105,637
Bank of Communications Co. Ltd. , Class A ........ 82,800 78,708
Bank of Shanghai Co. Ltd. , Class A ............. 23,200 30,798
Beijing Compass Technology Development Co. Ltd. ,
Class A
(b)
............................. 1,200 21,361
Beijing Kingsoft Office Software, Inc. , Class A ...... 800 38,656
Bosideng International Holdings Ltd. ............ 144,000 87,883
China CITIC Financial Asset Management Co. Ltd. ,
Class H
(a) (b)
........................... 471,000 53,039
China Construction Bank Corp. , Class A ......... 14,300 17,905
China Construction Bank Corp. , Class H ......... 376,000 379,659
China Hongqiao Group Ltd. .................. 17,000 77,752
China Merchants Securities Co. Ltd. , Class H
(a)
..... 14,800 27,643
China Nonferrous Mining Corp. Ltd. ............ 37,000 73,336
China Petroleum & Chemical Corp. , Class H ...... 204,000 140,394
China Resources Beverage Holdings Co. Ltd.
(c)
.... 13,000 16,749
China Taiping Insurance Holdings Co. Ltd. ........ 9,600 31,458
China Tower Corp. Ltd. , Class H
(a)
.............. 16,000 23,020
Chongqing Rural Commercial Bank Co. Ltd. , Class H 71,000 52,986
CITIC Securities Co. Ltd. , Class H ............. 13,000 48,650
CMOC Group Ltd. , Class H .................. 6,000 16,863
COSCO SHIPPING Holdings Co. Ltd. , Class A ..... 17,400 35,979
COSCO SHIPPING Holdings Co. Ltd. , Class H ..... 82,000 144,071
CSC Financial Co. Ltd. , Class H
(a)
.............. 26,000 41,907
Giant Biogene Holding Co. Ltd.
(a)
.............. 16,000 68,084
Guosen Securities Co. Ltd. , Class A ............ 17,400 31,327
Hisense Home Appliances Group Co. Ltd. , Class H .. 11,000 32,317
Huatai Securities Co. Ltd. , Class H
(a)
............ 43,600 103,954
Industrial & Commercial Bank of China Ltd. , Class A . 178,500 185,851
Industrial Bank Co. Ltd. , Class A ............... 41,300 110,955
JF SmartInvest Holdings Ltd. ................. 5,500 24,348
Kuaishou Technology , Class B
(a)
............... 10,200 104,215
Kunlun Energy Co. Ltd. ..................... 66,000 67,622
Laopu Gold Co. Ltd. , Class H ................. 200 19,766
Li Auto, Inc. , Class A
(b)
..................... 5,200 43,456
Meitu, Inc.
(a) (b)
........................... 113,000 111,621
Meituan , Class B
(a) (b)
....................... 9,200 113,735
Midea Group Co. Ltd. , Class A ................ 2,700 30,103
Midea Group Co. Ltd. , Class H ................ 3,000 32,882
NetEase Cloud Music, Inc.
(a) (b)
................ 2,950 68,072
NetEase, Inc. ........................... 900 23,337
New China Life Insurance Co. Ltd. , Class H ....... 8,000 65,051
Nongfu Spring Co. Ltd. , Class H
(a)
.............. 15,000 91,985
Orient Securities Co. Ltd. , Class H
(a)
............ 29,600 25,777
PDD Holdings, Inc. , ADR
(b)
.................. 2,650 267,783
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 95,000 82,605
PetroChina Co. Ltd. , Class A ................. 70,600 111,925
PetroChina Co. Ltd. , Class H ................. 384,000 456,176
Pop Mart International Group Ltd.
(a)
............. 5,400 154,367
Postal Savings Bank of China Co. Ltd. , Class H
(a)
... 161,000 104,972

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Global Equity Factor ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
China (continued)
Qfin Holdings, Inc. , ADR .................... 3,974 $ 61,796
Qunabox Group Ltd.
(b)
...................... 4,500 14,813
SAIC Motor Corp. Ltd. , Class A ............... 10,300 20,906
Seres Group Co. Ltd. , Class A ................ 3,200 47,922
Shaanxi Coal Industry Co. Ltd. , Class A .......... 19,400 62,032
Shanghai Pudong Development Bank Co. Ltd. , Class A 13,800 19,896
Sichuan Biokin Pharmaceutical Co. Ltd. , Class A
(b)
.. 600 23,942
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. ,
Class H
(b)
............................ 1,800 95,827
Simcere Pharmaceutical Group Ltd.
(a)
........... 27,000 40,424
Sinotruk Hong Kong Ltd. .................... 20,500 94,140
Tencent Holdings Ltd. ...................... 4,300 330,506
Trip.com Group Ltd. ....................... 450 27,619
Uni-President China Holdings Ltd. ............. 39,000 39,543
Vipshop Holdings Ltd. , ADR .................. 5,905 101,035
XD, Inc. ............................... 9,400 103,230
5,561,219
a
Colombia  —  0 .1%
Grupo Cibest SA ......................... 2,162 48,832
Interconexion Electrica SA ESP ............... 4,183 34,284
83,116
a
Czech Republic  —  0 .0%
CEZ A.S. .............................. 475 27,312
a
Denmark  —  0 .7%
AP Moller - Maersk A.S. , Class B , NVS .......... 120 296,727
Carlsberg A.S. , Class B .................... 714 97,068
Novo Nordisk A.S. , Class B .................. 9,154 543,557
Pandora A.S. ........................... 2,439 197,421
1,134,773
a
Egypt  —  0 .1%
Commercial International Bank - Egypt (CIB) ...... 32,222 91,850
Talaat Moustafa Group ..................... 24,546 45,219
137,069
a
France  —  1 .4%
Christian Dior SE , NVS ..................... 58 35,206
Credit Agricole SA ........................ 23,738 514,080
Eiffage SA ............................. 1,815 269,178
Engie SA .............................. 18,668 557,359
Publicis Groupe SA ....................... 2,123 212,190
Schneider Electric SE ...................... 42 12,042
Societe Generale SA ...................... 1,398 122,506
TotalEnergies SE ......................... 2,773 201,677
Unibail-Rodamco-Westfield .................. 2,656 293,660
2,217,898
a
Germany  —  1 .2%
Bayerische Motoren Werke AG ............... 4,162 428,604
Commerzbank AG ........................ 6,481 266,399
Deutsche Bank AG , Registered ............... 5,125 202,238
Deutsche Boerse AG ...................... 261 66,092
Deutsche Telekom AG , Registered ............. 3,451 115,809
E.ON SE .............................. 18,227 386,592
Heidelberg Materials AG .................... 644 176,373
Mercedes-Benz Group AG ................... 1,414 96,639
Siemens Energy AG
(b)
...................... 513 87,405
1,826,151
a
Greece  —  0 .2%
FF Group
(b) (d)
............................ 165 —
National Bank of Greece SA ................. 10,153 179,245
Security Shares Value
a
Greece (continued)
OPAP SA .............................. 4,769 $ 96,100
275,345
a
Hong Kong  —  0 .5%
China Renewable Energy Investment Ltd.
(b) (d)
...... 659 —
CK Hutchison Holdings Ltd. .................. 12,000 96,760
CLP Holdings Ltd. ........................ 4,500 42,536
Futu Holdings Ltd. , ADR
(b)
................... 1,690 274,743
Guming Holdings Ltd. ...................... 23,200 85,391
Jardine Matheson Holdings Ltd. ............... 800 58,302
WH Group Ltd.
(a)
......................... 204,500 241,330
799,062
a
Hungary  —  0 .1%
MOL Hungarian Oil & Gas PLC ............... 9,390 114,679
a
India  —  1 .2%
ABB India Ltd. ........................... 1,682 102,329
Bharat Electronics Ltd. ..................... 11,062 54,043
Bharat Petroleum Corp. Ltd. ................. 12,484 49,493
Coal India Ltd. ........................... 27,388 131,377
Cochin Shipyard Ltd.
(a)
..................... 2,262 40,892
GE Vernova T&D India Ltd. .................. 4,066 142,785
General Insurance Corp. of India
(a)
............. 4,060 16,707
Gillette India Ltd. ......................... 268 25,637
GlaxoSmithKline Pharmaceuticals Ltd. .......... 1,423 37,206
Godrej Properties Ltd.
(b)
.................... 1,419 24,358
Hexaware Technologies Ltd. ................. 4,259 32,312
Hindustan Aeronautics Ltd. .................. 5,262 264,373
Hindustan Zinc Ltd. ....................... 13,805 93,642
Hitachi Energy India Ltd. .................... 97 19,908
Indian Oil Corp. Ltd. ....................... 15,196 26,987
Mazagon Dock Shipbuilders Ltd. .............. 704 19,735
Motilal Oswal Financial Services Ltd. ............ 3,863 31,695
National Aluminium Co. Ltd. .................. 16,298 67,912
NMDC Ltd. ............................. 47,226 41,601
NTPC Green Energy Ltd.
(b)
.................. 27,478 25,778
Oil & Natural Gas Corp. Ltd. ................. 31,958 93,689
Power Finance Corp. Ltd. ................... 46,516 192,106
REC Ltd. .............................. 30,773 121,980
Siemens Energy India Ltd. ................... 2,047 55,451
Tata Consultancy Services Ltd. ............... 3,940 133,992
Tata Investment Corp. Ltd. ................... 4,196 28,481
Vishal Mega Mart Ltd.
(b)
..................... 69,426 95,065
1,969,534
a
Indonesia  —  0 .1%
Adaro Andalan Indonesia PT ................. 105,200 47,633
Alamtri Resources Indonesia Tbk PT ............ 247,200 32,487
Astra International Tbk PT ................... 50,500 19,148
Unilever Indonesia Tbk PT .................. 190,500 21,848
United Tractors Tbk PT ..................... 51,800 80,697
201,813
a
Ireland  —  0 .4%
AIB Group PLC .......................... 59,787 668,307
a
Israel  —  0 .5%
Bank Leumi Le-Israel BM ................... 4,883 117,384
Check Point Software Technologies Ltd.
(b)
........ 400 71,804
Harel Insurance Investments & Financial Services Ltd. 1,035 47,474
Israel Corp. Ltd. .......................... 129 38,557
Israel Discount Bank Ltd. , Class A ............. 6,447 75,954
Migdal Insurance & Financial Holdings Ltd.
(b)
...... 10,475 56,205

iShares
®
Global Equity Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Security Shares Value
a
Israel (continued)
Phoenix Financial Ltd.
(c)
.................... 7,365 $ 357,480
764,858
a
Italy  —  1 .6%
Banca Mediolanum SpA .................... 3,517 82,503
Banco BPM SpA ......................... 17,981 269,523
BPER Banca SpA ........................ 28,867 406,546
Enel SpA .............................. 18,461 203,967
Intesa Sanpaolo SpA ...................... 24,679 174,712
Poste Italiane SpA
(a)
....................... 5,078 133,745
Prysmian SpA ........................... 552 65,381
Snam SpA ............................. 31,777 218,393
Terna - Rete Elettrica Nazionale ............... 13,031 141,208
UniCredit SpA ........................... 9,736 848,454
2,544,432
a
Japan  —  6 .8%
Advantest Corp. .......................... 1,300 215,002
ALSOK Co. Ltd. .......................... 6,000 46,481
Asics Corp. ............................. 23,600 568,115
Canon Marketing Japan, Inc. ................. 800 34,903
Chugai Pharmaceutical Co. Ltd. ............... 900 51,409
Credit Saison Co. Ltd. ...................... 3,500 94,493
Dai Nippon Printing Co. Ltd. ................. 3,600 64,592
Dai-ichi Life Holdings, Inc. ................... 5,600 49,247
Daiichi Sankyo Co. Ltd. ..................... 2,700 49,463
Daiwa Securities Group, Inc. ................. 15,600 152,012
Disco Corp. ............................. 200 85,250
Ebara Corp. ............................ 7,400 224,034
ENEOS Holdings, Inc. ..................... 5,400 45,640
Fast Retailing Co. Ltd. ..................... 100 38,153
Fuji Electric Co. Ltd. ....................... 300 21,370
Fujikura Ltd. ............................ 2,000 251,374
Furukawa Electric Co. Ltd. ................... 2,300 200,351
Gunma Bank Ltd. (The) .................... 12,500 157,371
Hachijuni Nagano Bank Ltd. ................. 15,000 187,401
Hitachi Ltd. ............................. 10,200 353,941
Hoya Corp. ............................. 100 16,776
IHI Corp. .............................. 1,000 23,136
Isetan Mitsukoshi Holdings Ltd. ............... 9,100 146,042
Iyogin Holdings, Inc. ....................... 9,600 178,704
Japan Post Bank Co. Ltd. ................... 6,900 122,595
Japan Real Estate Investment Corp. ............ 168 135,541
Kamigumi Co. Ltd. ........................ 300 10,499
Kandenko Co. Ltd. ........................ 3,300 118,808
KDX Realty Investment Corp. , Class A .......... 69 74,647
Kioxia Holdings Corp.
(b)
..................... 300 41,036
Komatsu Ltd. ........................... 3,000 114,826
Konami Group Corp. ...................... 1,000 146,023
Kyushu Electric Power Co., Inc. ............... 8,500 94,621
Mitsubishi Heavy Industries Ltd. ............... 9,400 276,773
Mitsubishi UFJ Financial Group, Inc. ............ 24,600 445,515
Mitsui Kinzoku Co. Ltd. ..................... 1,400 182,712
Mizuho Financial Group, Inc. ................. 22,700 985,586
MS&AD Insurance Group Holdings, Inc. ......... 2,700 68,789
Nintendo Co. Ltd. ......................... 300 18,578
Nippon Building Fund, Inc. ................... 201 186,445
Nissan Motor Co. Ltd.
(b)
..................... 70,600 172,078
Nomura Real Estate Holdings, Inc. ............. 17,400 115,627
Nomura Real Estate Master Fund, Inc. .......... 92 99,408
Nomura Research Institute Ltd. ............... 2,900 88,219
Orix JREIT, Inc. .......................... 130 87,064
Otsuka Corp. ........................... 900 17,844
Persol Holdings Co. Ltd. .................... 14,300 25,045
Recruit Holdings Co. Ltd. ................... 5,900 310,775
Security Shares Value
a
Japan (continued)
Ricoh Co. Ltd. ........................... 4,700 $ 41,589
Ryohin Keikaku Co. Ltd. .................... 3,900 77,785
Sankyo Co. Ltd. .......................... 6,300 98,548
Sanrio Co. Ltd. .......................... 7,400 228,944
Santen Pharmaceutical Co. Ltd. ............... 11,200 125,996
Sanwa Holdings Corp. ..................... 7,000 158,559
SBI Holdings, Inc. ........................ 1,400 31,660
SCREEN Holdings Co. Ltd. .................. 1,800 229,235
Sega Sammy Holdings, Inc. .................. 1,000 15,685
Socionext, Inc. .......................... 4,400 58,878
Sompo Holdings, Inc. ...................... 1,900 65,521
Subaru Corp. ........................... 4,000 85,873
Sumitomo Electric Industries Ltd. .............. 2,400 105,071
Sumitomo Mitsui Financial Group, Inc. ........... 10,000 351,904
Sumitomo Pharma Co. Ltd.
(b)
................. 6,300 93,750
Suzuken Co. Ltd. ......................... 1,400 56,433
TIS, Inc. ............................... 2,300 66,927
Tokio Marine Holdings, Inc. .................. 3,700 137,908
Tokyo Electron Ltd. ....................... 400 106,584
Tokyo Gas Co. Ltd. ....................... 5,000 221,828
Tokyo Ohka Kogyo Co. Ltd. .................. 3,800 179,366
Tokyo Tatemono Co. Ltd. .................... 6,800 160,019
TOPPAN Holdings, Inc. ..................... 7,800 240,940
USS Co. Ltd. ............................ 14,900 164,635
Yamazaki Baking Co. Ltd. ................... 5,100 108,056
Yokogawa Electric Corp. .................... 7,300 243,374
Zensho Holdings Co. Ltd. ................... 2,300 124,653
10,774,035
a
Kuwait  —  0 .0%
Warba Bank KSCP
(b)
...................... 33,331 30,764
a
Malaysia  —  0 .1%
Petronas Dagangan Bhd .................... 4,200 22,578
Sime Darby Bhd ......................... 34,100 18,676
YTL Corp. Bhd .......................... 165,940 87,497
128,751
a
Mexico  —  0 .1%
Coca-Cola Femsa SAB de CV ................ 14,752 154,290
Fomento Economico Mexicano SAB de CV ....... 1,984 20,707
174,997
a
Netherlands  —  1 .1%
Adyen N.V.
(a) (b)
........................... 78 115,662
Aegon Ltd. ............................. 6,336 49,766
Akzo Nobel N.V. ......................... 1,863 130,517
ASML Holding N.V. ....................... 616 883,285
EXOR N.V. ............................. 821 67,409
Koninklijke Ahold Delhaize N.V. ............... 9,755 381,422
Koninklijke KPN N.V. ...................... 25,272 123,770
Wolters Kluwer N.V. ....................... 250 23,476
1,775,307
a
New Zealand  —  0 .1%
Contact Energy Ltd. ....................... 7,039 39,670
Meridian Energy Ltd. ...................... 14,964 50,764
90,434
a
Norway  —  0 .7%
DNB Bank ASA .......................... 5,813 166,678
Equinor ASA ............................ 10,569 284,079
Kongsberg Gruppen ASA ................... 11,238 386,037
Orkla ASA .............................. 9,905 117,853
Var Energi ASA .......................... 19,430 71,045
Wallenius Wilhelmsen ASA , Class B ............ 3,349 38,911

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Global Equity Factor ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Norway (continued)
Yara International ASA ..................... 1,603 $ 73,678
1,138,281
a
Philippines  —  0 .1%
International Container Terminal Services, Inc. ..... 10,600 116,101
Manila Electric Co. ........................ 4,060 40,683
156,784
a
Poland  —  0 .2%
Asseco Poland SA ........................ 1,677 102,122
Budimex SA ............................ 418 80,805
Orange Polska SA ........................ 8,974 29,015
Tauron Polska Energia SA
(b)
.................. 33,976 105,078
317,020
a
Portugal  —  0 .1%
Galp Energia SGPS SA , Class B .............. 6,649 132,299
a
Qatar  —  0 .1%
Mesaieed Petrochemical Holding Co. ........... 131,011 39,342
Ooredoo QPSC .......................... 18,217 70,980
110,322
a
Russia  —  0 .0%
Alrosa PJSC
(b) (d)
.......................... 59,760 8
PhosAgro PJSC , GDR
(b) (d)
................... 20 —
PhosAgro PJSC , GDR
(b) (d) (e)
.................. 1 —
United Co. RUSAL International PJSC
(b) (d)
........ 70,560 9
17
a
Saudi Arabia  —  0 .3%
Astra Industrial Group Co. ................... 1,218 48,693
Elm Co. ............................... 846 174,978
Etihad Etisalat Co. ........................ 5,080 95,596
Nahdi Medical Co. ........................ 1,276 33,504
SAL Saudi Logistics Services ................. 1,080 51,913
Saudi Electricity Co. ....................... 20,156 77,378
482,062
a
Singapore  —  0 .7%
DBS Group Holdings Ltd. ................... 900 41,834
Hafnia Ltd. ............................. 2,752 16,869
Jardine Cycle & Carriage Ltd. ................ 2,100 52,379
Oversea-Chinese Banking Corp. Ltd. ........... 13,700 228,647
Sembcorp Industries Ltd. ................... 29,500 139,785
Singapore Airlines Ltd. ..................... 49,600 247,604
Singapore Exchange Ltd. ................... 2,200 30,483
Singapore Technologies Engineering Ltd. ......... 13,200 101,476
Yangzijiang Shipbuilding Holdings Ltd. ........... 88,000 231,116
1,090,193
a
South Africa  —  0 .3%
Exxaro Resources Ltd. ..................... 5,997 68,454
Harmony Gold Mining Co. Ltd. ................ 1,888 40,117
MTN Group Ltd. .......................... 9,128 101,363
NEPI Rockcastle N.V.
(b)
..................... 16,163 147,704
Sasol Ltd.
(b)
............................. 11,327 80,006
437,644
a
South Korea  —  2 .5%
APR Corp.
(b)
............................ 575 107,857
CJ Corp. .............................. 470 70,984
Coway Co. Ltd.
(b)
......................... 1,008 58,323
DB Insurance Co. Ltd. ..................... 1,473 145,429
Doosan Bobcat, Inc.
(b)
...................... 1,574 64,081
Doosan Co. Ltd. ......................... 71 41,610
Hana Financial Group, Inc. .................. 6,302 437,876
Security Shares Value
a
South Korea (continued)
Hankook Tire & Technology Co. Ltd. ............ 2,429 $ 107,432
Hanmi Science Co. Ltd.
(b)
................... 1,296 38,208
Hanwha Aerospace Co. Ltd.
(b)
................ 22 19,804
HD Hyundai Co. Ltd. ...................... 98 15,904
Hyosung Heavy Industries Corp.
(b)
............. 67 120,169
Hyundai Glovis Co. Ltd. .................... 903 152,245
Hyundai Mobis Co. Ltd. ..................... 849 265,276
Hyundai Motor Co. ........................ 1,408 490,133
Hyundai Rotem Co. Ltd. .................... 169 27,022
KB Financial Group, Inc. .................... 2,781 260,299
KCC Corp. ............................. 158 53,434
Kia Corp. .............................. 4,096 435,827
Korea Electric Power Corp.
(b)
................. 1,202 48,480
Korea Gas Corp.
(b)
........................ 604 16,781
Korea Investment Holdings Co. Ltd. ............ 200 29,919
Krafton, Inc.
(b)
........................... 200 35,111
LG CNS Co. Ltd. ......................... 1,056 50,938
Mirae Asset Securities Co. Ltd. ................ 6,513 193,081
Samsung C&T Corp. ...................... 330 68,790
Samsung Electronics Co. Ltd. ................ 2,028 224,043
Samsung Fire & Marine Insurance Co. Ltd. ....... 492 171,246
Samsung Life Insurance Co. Ltd. .............. 760 98,956
Shinhan Financial Group Co. Ltd. .............. 1,203 70,308
SK Telecom Co. Ltd. ....................... 374 18,848
3,938,414
a
Spain  —  1 .0%
Banco Bilbao Vizcaya Argentaria SA ............ 22,767 577,909
Endesa SA ............................. 5,638 207,774
Iberdrola SA ............................ 2,856 64,201
Naturgy Energy Group SA ................... 4,609 144,668
Repsol SA ............................. 25,695 506,220
1,500,772
a
Sweden  —  1 .4%
Alfa Laval AB ........................... 3,773 218,541
H & M Hennes & Mauritz AB , Class B ........... 3,123 62,538
Hemnet Group AB ........................ 1,349 21,512
Investor AB , Class A ....................... 2,874 109,996
Investor AB , Class B ....................... 17,450 672,866
Nordea Bank Abp ........................ 23,141 447,093
Skandinaviska Enskilda Banken AB , Class A ...... 7,872 169,204
Spotify Technology SA
(b)
.................... 621 310,717
SSAB AB , Class A ........................ 6,319 52,244
SSAB AB , Class B ........................ 5,595 46,026
Telefonaktiebolaget LM Ericsson , Class B ........ 2,520 27,292
Volvo AB , Class A ........................ 677 24,598
2,162,627
a
Switzerland  —  2 .6%
ABB Ltd. , Registered ...................... 9,786 842,555
Cie Financiere Richemont SA , Class A, Registered .. 108 20,964
Novartis AG , Registered .................... 11,293 1,675,540
Roche Holding AG , Bearer .................. 228 105,364
Roche Holding AG , NVS .................... 1,008 458,377
Schindler Holding AG , Participation Certificates , NVS 307 118,454
Schindler Holding AG , Registered .............. 295 108,495
UBS Group AG , Registered .................. 12,799 605,590
Zurich Insurance Group AG .................. 181 128,767
4,064,106
a
Taiwan  —  2 .4%
Accton Technology Corp. ................... 4,000 139,853
Asustek Computer, Inc. ..................... 1,000 15,710
Chicony Electronics Co. Ltd. ................. 23,000 85,028

iShares
®
Global Equity Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Taiwan (continued)
Compal Electronics, Inc. .................... 48,000 $ 49,539
Far EasTone Telecommunications Co. Ltd. ........ 6,000 16,879
Global Unichip Corp. ...................... 2,000 164,094
King Slide Works Co. Ltd. ................... 1,000 98,445
Lite-On Technology Corp. ................... 15,000 77,103
MediaTek, Inc. ........................... 8,000 443,764
Novatek Microelectronics Corp. ............... 20,000 237,312
Realtek Semiconductor Corp. ................ 9,000 137,698
Synnex Technology International Corp. .......... 47,000 97,398
Taiwan Cooperative Financial Holding Co. Ltd. ..... 170,955 127,762
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 31,489 1,741,213
Uni-President Enterprises Corp. ............... 24,000 54,601
United Integrated Services Co. Ltd. ............. 6,000 171,097
Yang Ming Marine Transport Corp. ............. 17,000 28,844
Yuanta Financial Holding Co. Ltd. .............. 87,412 119,075
3,805,415
a
Thailand  —  0 .1%
Krung Thai Bank PCL , NVDR ................ 48,200 43,251
PTT Exploration & Production PCL , NVDR ........ 41,600 162,624
205,875
a
Turkey  —  0 .4%
Akbank TAS ............................ 86,774 185,615
Anadolu Efes Biracilik Ve Malt Sanayii A.S. ....... 62,660 27,724
KOC Holding A.S. ........................ 11,079 52,989
Turkcell Iletisim Hizmetleri A.S. ................ 38,019 102,465
Turkiye Garanti Bankasi A.S.
(c)
................ 18,926 70,247
Turkiye Petrol Rafinerileri A.S. ................ 11,884 66,967
Yapi ve Kredi Bankasi A.S.
(b)
................. 58,469 55,224
561,231
a
United Arab Emirates  —  0 .4%
Abu Dhabi Islamic Bank PJSC ................ 21,955 145,609
Emaar Development PJSC .................. 27,094 126,894
Emaar Properties PJSC .................... 14,089 57,634
Emirates Integrated Telecommunications Co. PJSC .. 27,126 76,078
Emirates NBD Bank PJSC ................... 33,041 279,802
686,017
a
United Kingdom  —  3 .1%
3i Group PLC ........................... 3,962 182,011
Airtel Africa PLC
(a)
........................ 25,117 109,511
AstraZeneca PLC ........................ 1,216 226,558
Aviva PLC ............................. 4,973 43,354
BAE Systems PLC ........................ 17,031 462,340
Barclays PLC ........................... 26,292 175,475
BP PLC ............................... 55,187 349,916
BT Group PLC .......................... 5,394 14,178
Centrica PLC ........................... 141,988 371,797
Coca-Cola HBC AG , Class DI
(b)
............... 6,679 362,734
GSK PLC .............................. 6,888 178,135
HSBC Holdings PLC ...................... 18,875 332,972
ICG PLC .............................. 3,135 78,009
Marks & Spencer Group PLC ................. 55,176 276,719
NatWest Group PLC ....................... 23,199 211,454
Next PLC .............................. 174 31,591
Pearson PLC ........................... 1,967 25,872
Rio Tinto PLC ........................... 977 89,136
Rolls-Royce Holdings PLC .................. 11,303 188,952
Shell PLC .............................. 4,683 180,424
Standard Chartered PLC .................... 4,562 116,725
Tesco PLC ............................. 42,494 247,264
Vodafone Group PLC ...................... 314,782 463,588
Security Shares Value
a
United Kingdom (continued)
Wise PLC , Class A
(b)
....................... 14,607 $ 188,397
4,907,112
a
United States  —  58 .1%
Abbott Laboratories ....................... 2,776 303,417
AbbVie, Inc. ............................ 4,850 1,081,598
Adobe, Inc.
(b)
............................ 605 177,416
Aflac, Inc. .............................. 1,173 130,144
Agilent Technologies, Inc. ................... 943 126,221
Airbnb, Inc. , Class A
(b)
...................... 1,898 245,544
Allstate Corp. (The) ....................... 202 40,196
Ally Financial, Inc. ........................ 2,148 90,817
Alnylam Pharmaceuticals, Inc.
(b)
............... 246 83,163
Alphabet, Inc. , Class C , NVS ................. 17,112 5,792,925
Altria Group, Inc. ......................... 9,287 575,701
Amazon.com, Inc.
(b)
....................... 14,953 3,578,253
American Express Co. ..................... 832 293,005
American International Group, Inc. ............. 1,512 113,219
Ameriprise Financial, Inc. ................... 1,036 546,169
Amgen, Inc. ............................ 1,216 415,726
Apple, Inc. ............................. 24,138 6,263,328
Applied Materials, Inc. ..................... 2,253 726,187
AppLovin Corp. , Class A
(b)
................... 813 384,638
Arista Networks, Inc.
(b)
..................... 3,352 475,112
AT&T, Inc. .............................. 20,656 541,394
Atlassian Corp. , Class A
(b)
................... 3,459 408,785
AutoZone, Inc.
(b)
......................... 164 607,504
Bank of America Corp. ..................... 5,847 311,060
Bank of New York Mellon Corp. (The) ........... 7,191 862,345
Berkshire Hathaway, Inc. , Class B
(b)
............ 625 300,331
Best Buy Co., Inc. ........................ 5,810 378,231
Biogen, Inc.
(b)
........................... 181 32,560
BlackRock, Inc.
(f)
......................... 140 156,652
Booking Holdings, Inc. ..................... 211 1,055,388
Booz Allen Hamilton Holding Corp. , Class A ....... 1,751 154,823
Boston Scientific Corp.
(b)
.................... 1,819 170,131
Bristol-Myers Squibb Co. .................... 9,345 514,442
Broadcom, Inc. .......................... 8,251 2,733,556
Builders FirstSource, Inc.
(b)
.................. 1,835 209,924
Bunge Global SA ......................... 226 25,737
Cadence Design Systems, Inc.
(b)
.............. 1,058 313,549
Capital One Financial Corp. .................. 2,244 491,279
Cardinal Health, Inc. ....................... 1,687 362,503
Carvana Co. , Class A
(b)
..................... 120 48,133
Caterpillar, Inc. .......................... 312 205,096
CDW Corp. ............................. 195 24,646
CF Industries Holdings, Inc. .................. 698 65,075
Charter Communications, Inc. , Class A
(b)
......... 1,249 257,444
Chevron Corp. ........................... 442 78,190
Cigna Group (The) ........................ 163 44,680
Cintas Corp. ............................ 2,169 415,125
Cisco Systems, Inc. ....................... 5,177 405,463
Coca-Cola Co. (The) ...................... 5,770 431,654
ConocoPhillips .......................... 1,546 161,140
Constellation Energy Corp. .................. 533 149,602
Costco Wholesale Corp. .................... 543 510,556
CRH PLC .............................. 1,799 220,216
Crowdstrike Holdings, Inc. , Class A
(b)
............ 750 331,054
CVS Health Corp. ........................ 429 31,969
DaVita, Inc.
(b)
............................ 1,324 144,766
Deere & Co. ............................ 117 61,776
Dell Technologies, Inc. , Class C ............... 2,020 231,169
Docusign, Inc.
(b) (c)
......................... 6,465 339,671
Eaton Corp. PLC ......................... 937 329,281
eBay, Inc. .............................. 7,294 665,359

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Global Equity Factor ETF
(Percentages shown are based on Net Assets)
8
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
United States (continued)
Ecolab, Inc. ............................ 779 $ 219,670
Electronic Arts, Inc. ....................... 270 55,058
Elevance Health, Inc. ...................... 412 142,445
Eli Lilly & Co. ........................... 1,234 1,279,843
Emerson Electric Co. ...................... 1,857 272,905
Equity Residential ........................ 324 20,192
Expedia Group, Inc. ....................... 857 226,968
Exxon Mobil Corp. ........................ 3,894 550,612
F5, Inc.
(b)
.............................. 292 80,478
Fair Isaac Corp.
(b)
......................... 285 417,003
Ferguson Enterprises, Inc. ................... 469 118,404
Fidelity National Financial, Inc. ................ 3,985 216,744
Fortinet, Inc.
(b)
........................... 7,851 637,972
Fox Corp. , Class A , NVS .................... 4,111 299,199
Gartner, Inc.
(b)
........................... 1,349 282,764
GE HealthCare Technologies, Inc. ............. 6,281 496,011
GE Vernova, Inc. ......................... 268 194,667
General Electric Co. ....................... 1,357 416,314
General Motors Co. ....................... 10,734 901,656
Gilead Sciences, Inc. ...................... 3,626 514,711
Globe Life, Inc. .......................... 101 14,162
GoDaddy, Inc. , Class A
(b)
.................... 670 67,348
Goldman Sachs Group, Inc. (The) ............. 262 245,077
Hewlett Packard Enterprise Co. ............... 19,609 421,986
Hilton Worldwide Holdings, Inc. ............... 580 173,136
Hologic, Inc.
(b)
........................... 3,619 271,172
Home Depot, Inc. (The) .................... 1,542 577,618
Howmet Aerospace, Inc. .................... 727 151,274
HP, Inc. ............................... 10,273 199,707
HubSpot, Inc.
(b)
.......................... 387 108,360
Humana, Inc. ........................... 92 17,958
IDEXX Laboratories, Inc.
(b)
................... 200 134,092
International Business Machines Corp. .......... 848 260,082
Intuit, Inc. .............................. 858 428,073
Johnson & Johnson ....................... 5,000 1,136,250
JPMorgan Chase & Co. .................... 4,675 1,430,036
KLA Corp. .............................. 615 878,183
Kroger Co. (The) ......................... 9,100 571,935
Lam Research Corp. ...................... 3,871 903,724
Leidos Holdings, Inc. ...................... 615 115,792
Lennox International, Inc. ................... 894 442,602
Liberty Media Corp.-Liberty Formula One , Series A
(b)
. 743 59,210
Linde PLC ............................. 727 332,217
Lowe's Companies, Inc. .................... 1,555 415,278
Lululemon Athletica, Inc.
(b)
................... 231 40,310
LyondellBasell Industries N.V. , Class A .......... 1,063 52,087
Maplebear, Inc.
(b)
......................... 1,227 45,595
Marathon Petroleum Corp. .................. 2,120 373,523
Masco Corp. ............................ 3,504 231,579
Mastercard, Inc. , Class A .................... 1,282 690,729
McDonald's Corp. ........................ 1,716 540,540
McKesson Corp. ......................... 1,047 870,277
Medtronic PLC .......................... 301 30,991
MercadoLibre, Inc.
(b)
....................... 150 322,169
Merck & Co., Inc. ......................... 6,843 754,578
Meta Platforms, Inc. , Class A ................. 3,299 2,363,733
Mettler-Toledo International, Inc.
(b)
............. 373 512,219
MGM Resorts International
(b)
................. 2,672 89,619
Microsoft Corp. .......................... 11,976 5,153,153
Molina Healthcare, Inc.
(b)
.................... 360 64,652
Mondelez International, Inc. , Class A ............ 922 53,909
Moody's Corp. ........................... 78 40,214
Motorola Solutions, Inc. .................... 1,302 524,107
MSCI, Inc. , Class A ....................... 678 413,051
Security Shares Value
a
United States (continued)
Nasdaq, Inc. ............................ 1,024 $ 99,215
NetApp, Inc. ............................ 1,219 117,451
Netflix, Inc.
(b)
............................ 3,913 326,696
NiSource, Inc. ........................... 1,432 63,423
NRG Energy, Inc. ......................... 1,085 165,604
Nucor Corp. ............................ 963 171,144
NVIDIA Corp. ........................... 39,311 7,513,511
NVR, Inc.
(b)
............................. 3 22,907
Okta, Inc. , Class A
(b)
....................... 737 62,262
Omnicom Group, Inc. ...................... 2,090 161,014
Oracle Corp. ............................ 2,371 390,219
O'Reilly Automotive, Inc.
(b)
................... 4,153 408,697
PACCAR, Inc. ........................... 676 83,087
Palantir Technologies, Inc. , Class A
(b)
........... 2,286 335,105
Palo Alto Networks, Inc.
(b)
................... 1,456 257,668
Parker-Hannifin Corp. ...................... 80 74,867
Paychex, Inc. ........................... 473 48,780
PepsiCo, Inc. ........................... 4,950 760,468
Pfizer, Inc. ............................. 13,046 344,936
Philip Morris International, Inc. ................ 670 120,225
Principal Financial Group, Inc. ................ 1,472 139,428
Procter & Gamble Co. (The) ................. 5,385 817,281
PulteGroup, Inc. ......................... 139 17,388
Qnity Electronics, Inc. ...................... 635 61,074
QUALCOMM, Inc. ........................ 3,232 489,939
Regency Centers Corp. .................... 693 50,499
Reinsurance Group of America, Inc. ............ 1,349 273,510
Robinhood Markets, Inc. , Class A
(b)
............. 767 76,301
S&P Global, Inc. ......................... 529 279,201
SailPoint, Inc.
(b) (c)
......................... 2,501 39,241
Salesforce, Inc. .......................... 1,258 267,061
Seagate Technology Holdings PLC ............. 1,466 597,674
ServiceNow, Inc.
(b)
........................ 1,715 200,672
Simon Property Group, Inc. .................. 675 129,134
State Street Corp. ........................ 1,427 186,737
Steel Dynamics, Inc. ....................... 1,347 241,881
Stryker Corp. ........................... 51 18,848
Synchrony Financial ....................... 9,361 679,889
Synopsys, Inc.
(b)
......................... 44 20,465
Target Corp. ............................ 3,668 386,864
TE Connectivity PLC ...................... 3,093 689,059
TechnipFMC PLC ........................ 2,514 140,080
Tesla, Inc.
(b)
............................. 2,780 1,196,540
Thermo Fisher Scientific, Inc. ................. 627 362,788
TJX Companies, Inc. (The) .................. 562 84,193
Trane Technologies PLC .................... 1,546 650,217
Travelers Companies, Inc. (The) ............... 684 194,605
Uber Technologies, Inc.
(b)
................... 2,949 236,067
Ulta Beauty, Inc.
(b)
........................ 343 222,044
United Airlines Holdings, Inc.
(b)
................ 451 46,146
United Rentals, Inc. ....................... 296 231,490
UnitedHealth Group, Inc. .................... 690 197,982
Universal Health Services, Inc. , Class B ......... 322 64,806
Valero Energy Corp. ....................... 1,858 337,097
Veeva Systems, Inc. , Class A
(b)
............... 450 91,764
Verizon Communications, Inc. ................ 6,107 271,884
Visa, Inc. , Class A ........................ 3,081 991,558
Vistra Corp. ............................ 2,587 409,651
Walmart, Inc. ............................ 9,930 1,183,060
Wells Fargo & Co. ........................ 5,163 467,200
WW Grainger, Inc. ........................ 264 285,104
Yum! Brands, Inc. ........................ 1,984 308,512

iShares
®
Global Equity Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
United States (continued)
Zscaler, Inc.
(b)
........................... 824 $ 164,808
91,417,982
a
Total Common Stocks — 99.4%
(Cost: $ 108,081,294 ) ................................ 156,411,690
a
Preferred Stocks
Brazil  —  0 .2%
Cia Energetica de Minas Gerais , Preference Shares ,
NVS ................................ 61,875 134,973
Gerdau SA , Preference Shares , NVS ........... 41,353 176,169
311,142
a
Germany  —  0 .0%
Dr Ing hc F Porsche AG , Preference Shares , NVS
(a) (c)
919 44,721
a
South Korea  —  0 .2%
Doosan Co. Ltd. , Preference Shares , NVS ........ 77 25,028
Hanwha Corp. , Preference Shares , NVS
(b)
........ 636 21,139
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 2,169 175,691
221,858
a
Total Preferred Stocks — 0.4%
(Cost: $ 466,086 ) ................................... 577,721
a
Total Long-Term Investments — 99.8%
(Cost: $ 108,547,380 ) ................................ 156,989,411
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(f) (g) (h)
...................... 503,861 $ 504,113
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(f) (g)
............................. 53,004 53,004
a
Total Short-Term Securities — 0.4%
(Cost: $ 557,117 ) ................................... 557,117
Total Investments —  100.2%
(Cost: $ 109,104,497 ) ................................ 157,546,528
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (270,345)
Net Assets — 100.0% ................................. $ 157,276,183
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 549,875  $ —  $ (46,433)
(a)
$ 671  $ —  $ 504,113  503,861  $ 6,707
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 120,000  —  (66,996)
(a)
—  —  53,004  53,004  3,953  —
BlackRock, Inc. .... 158,159  1,106  (4,525) 1,767  145  156,652  140  1,475  —
$ —  $ 2,438  $ 145
$ 713,769
$ 12,135  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Global Equity Factor ETF
10
2026
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index .............................................................. 4 03/20/26 $ 139 $ 1,164
MSCI Emerging Markets Index ............................................................. 1 03/20/26 76 6,557
$ 7,721
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 7,721 $ — $ — $ — $ 7,721
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 40,074 $ — $ — $ — $ 40,074
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 7,148 $ — $ — $ — $ 7,148
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 298,150
a

iShares
®
Global Equity Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
11
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 99,694,607  $ 56,717,066  $ 17  $ 156,411,690
Preferred Stocks ......................................... 311,142  266,579  —  577,721
Short-Term Securities
Money Market Funds ...................................... 557,117  —  —  557,117
$ 100,562,866  $ 56,983,645  $ 17  $ 157,546,528
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 7,721  $ —  $ —  $ 7,721
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
International Equity Factor ETF
(Percentages shown are based on Net Assets)
12
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Australia  —  6 .6%
AGL Energy Ltd. ......................... 962,595 $ 6,056,259
ANZ Group Holdings Ltd. ................... 152,034 3,867,796
Aristocrat Leisure Ltd. ...................... 72,863 2,706,840
ASX Ltd. .............................. 50,826 2,023,097
Aurizon Holdings Ltd. ...................... 3,364,509 8,606,329
BHP Group Ltd. .......................... 702,930 24,210,564
BlueScope Steel Ltd. ...................... 322,227 6,725,219
Brambles Ltd. ........................... 450,797 6,997,588
Cochlear Ltd. ........................... 4,259 793,849
Coles Group Ltd. ......................... 426,264 6,297,983
Commonwealth Bank of Australia .............. 170,385 17,638,399
Computershare Ltd. ....................... 48,589 1,103,483
Endeavour Group Ltd. ..................... 220,601 566,712
Fortescue Ltd. ........................... 505,508 7,320,193
Goodman Group ......................... 147,194 3,126,942
IGO Ltd.
(a)
.............................. 99,846 570,743
JB Hi-Fi Ltd. ............................ 236,950 13,349,890
Macquarie Group Ltd. ...................... 13,445 1,973,185
Origin Energy Ltd. ........................ 893,086 7,324,477
Pro Medicus Ltd. ......................... 28,461 3,638,547
Qantas Airways Ltd. ....................... 314,110 2,196,141
Regis Resources Ltd. ...................... 1,306,456 6,809,581
Rio Tinto Ltd. ........................... 227,361 23,687,552
Scentre Group ........................... 434,892 1,232,471
South32 Ltd. ............................ 220,042 697,064
Stockland .............................. 1,757,922 6,577,452
Telix Pharmaceuticals Ltd.
(a) (b)
................ 149,049 1,087,512
Telstra Group Ltd. ........................ 2,600,547 8,834,826
Ventia Services Group Pty Ltd. ................ 933,168 3,737,301
Wesfarmers Ltd. ......................... 111,406 6,426,631
Westpac Banking Corp. .................... 60,930 1,637,134
Whitehaven Coal Ltd. ...................... 1,488,752 9,095,750
Woolworths Group Ltd. ..................... 279,983 6,008,542
Xero Ltd.
(a)
............................. 9,253 603,030
203,529,082
a
Austria  —  0 .9%
ANDRITZ AG ........................... 35,167 3,042,803
BAWAG Group AG
(a) (c)
...................... 34,946 5,684,869
OMV AG .............................. 67,366 4,002,061
Raiffeisen Bank International AG .............. 176,864 8,914,910
Verbund AG ............................ 62,173 4,561,975
26,206,618
a
Belgium  —  0 .4%
Ageas SA/N.V. .......................... 149,551 10,622,663
Syensqo SA ............................ 27,948 2,352,208
12,974,871
a
Canada  —  6 .0%
Bank of Montreal ......................... 20,518 2,793,245
Barrick Mining Corp. ....................... 91,325 4,174,397
BCE, Inc. .............................. 237,974 6,151,863
Canadian Imperial Bank of Commerce .......... 37,877 3,500,490
Canadian National Railway Co. ............... 23,387 2,249,817
Canadian Natural Resources Ltd. .............. 221,030 8,218,521
Celestica, Inc.
(a)
.......................... 13,470 3,785,133
CGI, Inc. .............................. 106,572 9,133,737
Constellation Software, Inc. .................. 165 304,512
Dollarama, Inc. .......................... 33,470 4,510,517
Enbridge, Inc. ........................... 18,704 913,050
Fairfax Financial Holdings Ltd. ................ 3,880 6,403,161
Kinross Gold Corp. ........................ 261,123 8,223,078
Security Shares Value
a
Canada (continued)
Loblaw Companies Ltd. .................... 566,228 $ 25,478,493
Manulife Financial Corp. .................... 492,564 18,763,481
Metro, Inc. , Class A ....................... 20,176 1,339,337
Nutrien Ltd. ............................. 123,494 8,502,598
Pan American Silver Corp. ................... 21,014 1,147,364
Power Corp. of Canada .................... 113,966 5,747,472
Royal Bank of Canada ..................... 187,860 31,279,418
Sun Life Financial, Inc. ..................... 11,901 749,903
Suncor Energy, Inc. ....................... 271,950 14,373,915
Thomson Reuters Corp. .................... 108,908 12,033,348
Toronto-Dominion Bank (The) ................ 51,599 4,822,450
Wheaton Precious Metals Corp. ............... 11,932 1,571,976
186,171,276
a
China  —  0 .4%
Trip.com Group Ltd. ....................... 90,850 5,575,974
Xiaomi Corp. , Class B
(a) (c)
................... 1,626,800 7,363,823
12,939,797
a
Denmark  —  2 .6%
AL Sydbank ............................ 129,560 11,733,522
AP Moller - Maersk A.S. , Class B , NVS .......... 3,506 8,669,372
Carlsberg A.S. , Class B .................... 30,432 4,137,204
Genmab A.S.
(a)
.......................... 5,282 1,720,799
ISS A.S. ............................... 262,314 9,948,177
NKT A.S.
(a)
............................. 73,965 9,673,608
Novo Nordisk A.S. , Class B .................. 482,956 28,677,551
Pandora A.S. ........................... 74,777 6,052,722
80,612,955
a
Finland  —  1 .1%
Hiab OYJ , Class B ........................ 92,683 5,507,349
Kone OYJ , Class B ....................... 33,186 2,384,908
Konecranes OYJ ......................... 110,269 12,985,511
Mandatum OYJ .......................... 103,379 843,090
Nokia OYJ ............................. 328,122 2,113,404
Orion OYJ , Class B ....................... 64,732 5,353,210
Wartsila OYJ Abp ......................... 103,893 4,211,823
33,399,295
a
France  —  7 .5%
Air Liquide SA ........................... 19,147 3,585,510
Airbus SE .............................. 6,286 1,439,178
Amundi SA
(c)
............................ 13,113 1,165,865
AXA SA ............................... 85,752 3,910,213
BNP Paribas SA ......................... 19,879 2,149,564
Bouygues SA ........................... 107,936 5,834,350
Capgemini SE ........................... 6,226 967,384
Carrefour SA ............................ 282,374 4,625,052
Christian Dior SE , NVS ..................... 7,059 4,284,802
Cie de Saint-Gobain SA .................... 87,252 8,612,249
Credit Agricole SA ........................ 705,339 15,275,120
Danone SA ............................. 42,701 3,346,045
Dassault Aviation SA ...................... 6,910 2,627,008
Dassault Systemes SE ..................... 39,911 1,097,744
Edenred SE ............................ 13,233 277,176
Eiffage SA ............................. 53,596 7,948,678
Engie SA .............................. 576,958 17,225,893
EssilorLuxottica SA ....................... 14,746 4,507,791
FDJ UNITED ............................ 207,801 5,499,642
Gaztransport Et Technigaz SA ................ 8,450 1,820,539
Gecina SA ............................. 33,530 3,079,772
Hermes International SCA ................... 728 1,751,566
Klepierre SA ............................ 218,497 8,417,242
Legrand SA ............................ 4,740 756,778

iShares
®
International Equity Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
France (continued)
L'Oreal SA ............................. 36,951 $ 16,976,731
LVMH Moet Hennessy Louis Vuitton SE .......... 20,977 13,538,645
Publicis Groupe SA ....................... 76,708 7,666,831
Renault SA ............................. 26,888 1,014,736
Rexel SA .............................. 71,564 2,998,930
Safran SA .............................. 24,813 8,865,465
Sanofi SA .............................. 112,793 10,639,047
Schneider Electric SE ...................... 48,053 13,776,883
SCOR SE .............................. 25,959 845,930
Societe Generale SA ...................... 106,114 9,298,710
TotalEnergies SE ......................... 276,805 20,131,664
Unibail-Rodamco-Westfield .................. 97,667 10,798,543
Vinci SA ............................... 35,942 5,167,906
231,925,182
a
Germany  —  7 .1%
adidas AG ............................. 15,183 2,691,999
Allianz SE , Registered ..................... 31,376 13,815,531
Aumovio SE
(a)
........................... 6,367 305,515
Auto1 Group SE
(a)
........................ 25,313 832,616
BASF SE .............................. 107,765 5,842,367
Bayer AG , Registered ...................... 25,118 1,328,532
Bayerische Motoren Werke AG ............... 115,549 11,899,268
Bilfinger SE ............................. 59,729 8,368,552
Commerzbank AG ........................ 186,966 7,685,179
Deutsche Bank AG , Registered ............... 250,032 9,866,535
Deutsche Boerse AG ...................... 33,044 8,367,573
Deutsche Telekom AG , Registered ............. 360,106 12,084,528
E.ON SE .............................. 458,088 9,715,971
flatexDEGIRO SE ........................ 208,745 10,182,522
Freenet AG ............................. 25,734 929,233
GEA Group AG .......................... 97,729 6,987,900
Hannover Rueck SE ....................... 970 274,267
Heidelberg Materials AG .................... 31,590 8,651,572
HOCHTIEF AG .......................... 26,067 10,931,053
Mercedes-Benz Group AG ................... 176,214 12,043,206
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 17,594 10,663,308
Nordex SE
(a) (b)
........................... 107,375 4,298,909
QIAGEN N.V. ........................... 56,465 2,993,729
Rheinmetall AG .......................... 1,791 3,794,854
SAP SE ............................... 105,524 21,080,357
Siemens AG , Registered .................... 75,200 22,735,225
Siemens Energy AG
(a)
...................... 79,036 13,466,155
221,836,456
a
Hong Kong  —  1 .8%
AIA Group Ltd. .......................... 1,116,400 12,880,435
CK Asset Holdings Ltd. ..................... 525,500 3,078,452
CK Hutchison Holdings Ltd. .................. 611,500 4,930,708
CLP Holdings Ltd. ........................ 703,500 6,649,854
HKT Trust & HKT Ltd. , Class SS ............... 1,386,000 2,077,088
Hong Kong Exchanges & Clearing Ltd. .......... 38,800 2,139,086
Hongkong Land Holdings Ltd. ................ 61,800 524,365
Jardine Matheson Holdings Ltd. ............... 104,900 7,644,894
PCCW Ltd. ............................. 8,051,000 6,016,878
Swire Properties Ltd. ...................... 496,200 1,504,007
WH Group Ltd.
(c)
......................... 7,309,000 8,625,318
Wharf Real Estate Investment Co. Ltd. .......... 301,000 1,045,000
57,116,085
a
Security Shares Value
a
Ireland  —  0 .7%
AIB Group PLC .......................... 1,688,070 $ 18,869,467
Bank of Ireland Group PLC .................. 140,476 2,854,115
21,723,582
a
Italy  —  4 .8%
A2A SpA .............................. 3,535,499 10,665,888
Banca Generali SpA ....................... 103,641 6,983,336
Banca Mediolanum SpA .................... 297,809 6,986,064
Banca Monte dei Paschi di Siena SpA ........... 1,377,059 14,285,331
Banco BPM SpA ......................... 303,563 4,550,201
BPER Banca SpA ........................ 827,168 11,649,363
De' Longhi SpA .......................... 53,531 2,366,455
Enel SpA .............................. 960,048 10,607,136
Eni SpA ............................... 463,955 9,482,826
Generali ............................... 36,762 1,499,536
Hera SpA .............................. 797,983 3,948,982
Intesa Sanpaolo SpA ...................... 1,343,733 9,512,801
Iveco Group N.V. ......................... 136,614 3,055,876
Poste Italiane SpA
(c)
....................... 179,561 4,729,305
Prysmian SpA ........................... 30,215 3,578,763
Saipem SpA ............................ 2,768,385 10,224,355
Snam SpA ............................. 293,283 2,015,641
Terna - Rete Elettrica Nazionale ............... 257,572 2,791,130
UniCredit SpA ........................... 301,675 26,289,777
Unipol Assicurazioni SpA .................... 154,796 3,447,580
148,670,346
a
Japan  —  23 .6%
77 Bank Ltd. (The) ........................ 82,600 4,536,353
Advantest Corp. .......................... 73,200 12,106,290
Ajinomoto Co., Inc. ........................ 41,600 951,676
ALSOK Co. Ltd. .......................... 678,800 5,258,603
Amada Co. Ltd. .......................... 160,800 2,059,952
Asics Corp. ............................. 541,000 13,023,318
Astellas Pharma, Inc. ...................... 48,100 669,066
Azbil Corp. ............................. 202,300 1,770,470
Canon Marketing Japan, Inc. ................. 129,200 5,636,816
Canon, Inc. ............................. 184,800 5,625,105
Capcom Co. Ltd. ......................... 17,300 440,958
Chugai Pharmaceutical Co. Ltd. ............... 91,600 5,232,255
Coca-Cola Bottlers Japan Holdings, Inc. ......... 210,700 4,700,017
Credit Saison Co. Ltd. ...................... 85,400 2,305,636
Dai Nippon Printing Co. Ltd. ................. 180,900 3,245,744
Daicel Corp. ............................ 467,100 4,409,513
Dai-ichi Life Holdings, Inc. ................... 665,300 5,850,743
Daiichi Sankyo Co. Ltd. ..................... 333,600 6,111,423
Daito Trust Construction Co. Ltd. .............. 67,300 1,366,017
Daiwa Securities Group, Inc. ................. 1,008,100 9,823,312
Dexerials Corp. .......................... 146,400 2,568,476
Disco Corp. ............................. 12,400 5,285,507
Ebara Corp. ............................ 187,100 5,664,421
ENEOS Holdings, Inc. ..................... 327,700 2,769,692
Fast Retailing Co. Ltd. ..................... 27,200 10,377,693
Fuji Electric Co. Ltd. ....................... 25,800 1,837,801
FUJIFILM Holdings Corp. ................... 225,700 4,508,416
Fujikura Ltd. ............................ 60,000 7,541,215
Fujitsu Ltd. ............................. 211,200 5,868,357
Furukawa Electric Co. Ltd. ................... 73,300 6,385,086
Gunma Bank Ltd. (The) .................... 173,000 2,178,019
Hirose Electric Co. Ltd. ..................... 20,100 2,170,031
Hitachi Ltd. ............................. 586,200 20,341,203
Hokuhoku Financial Group, Inc. ............... 284,700 9,784,808
Honda Motor Co. Ltd. ...................... 386,800 3,890,253
Hoya Corp. ............................. 41,000 6,877,988
IHI Corp. .............................. 56,900 1,316,449

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
International Equity Factor ETF
(Percentages shown are based on Net Assets)
14
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
Isetan Mitsukoshi Holdings Ltd. ............... 182,900 $ 2,935,283
ITOCHU Corp. .......................... 883,400 11,309,792
Iyogin Holdings, Inc. ....................... 211,200 3,931,478
Japan Post Bank Co. Ltd. ................... 478,400 8,499,925
Japan Post Holdings Co. Ltd. ................. 264,200 3,179,069
Japan Post Insurance Co. Ltd. ................ 133,500 4,134,770
Japan Real Estate Investment Corp. ............ 10,312 8,319,657
Japan Tobacco, Inc. ....................... 16,400 592,723
Kamigumi Co. Ltd. ........................ 207,400 7,258,127
Kandenko Co. Ltd. ........................ 105,600 3,801,851
Kawasaki Heavy Industries Ltd. ............... 3,700 308,862
KDDI Corp. ............................. 23,300 393,397
Keyence Corp. .......................... 3,900 1,430,755
Kioxia Holdings Corp.
(a)
..................... 40,200 5,498,808
Kirin Holdings Co. Ltd. ..................... 30,400 472,636
Kobe Steel Ltd. .......................... 41,000 590,187
Kokuyo Co. Ltd. .......................... 613,000 3,591,540
Komatsu Ltd. ........................... 158,000 6,047,480
Konami Group Corp. ...................... 36,900 5,388,256
Kyowa Kirin Co. Ltd. ....................... 36,400 590,921
Kyushu Electric Power Co., Inc. ............... 291,900 3,249,404
Marubeni Corp. .......................... 146,600 4,859,519
Mazda Motor Corp. ....................... 106,600 820,325
Mitsubishi Electric Corp. .................... 214,600 6,708,802
Mitsubishi Estate Co. Ltd. ................... 175,300 4,467,681
Mitsubishi Gas Chemical Co., Inc. ............. 25,800 511,813
Mitsubishi Heavy Industries Ltd. ............... 455,400 13,408,766
Mitsubishi Logistics Corp. ................... 241,100 2,059,465
Mitsubishi UFJ Financial Group, Inc. ............ 1,521,800 27,560,337
Mitsui & Co. Ltd. ......................... 210,900 6,889,056
Mitsui E&S Co. Ltd. ....................... 63,600 2,826,323
Mitsui Fudosan Co. Ltd. .................... 89,400 1,025,141
Mitsui Kinzoku Co. Ltd. ..................... 26,600 3,471,535
Mizuho Financial Group, Inc. ................. 616,300 26,758,455
Modec, Inc. ............................. 73,400 7,157,781
MS&AD Insurance Group Holdings, Inc. ......... 366,800 9,345,169
NEC Corp. ............................. 106,500 3,610,312
Nexon Co. Ltd. .......................... 76,200 1,823,024
NHK Spring Co. Ltd. ....................... 59,200 1,075,883
Nintendo Co. Ltd. ......................... 132,200 8,186,552
Nippon Electric Glass Co. Ltd. ................ 122,000 5,305,777
Nippon Steel Corp. ........................ 207,700 865,497
Nishi-Nippon Financial Holdings, Inc. ........... 16,500 399,647
Nissan Motor Co. Ltd.
(a) (b)
................... 3,004,100 7,322,085
Nitto Denko Corp. ........................ 151,000 3,355,723
NOF Corp. ............................. 62,800 1,212,949
Nomura Holdings, Inc. ..................... 331,000 2,999,634
Nomura Real Estate Holdings, Inc. ............. 1,225,400 8,143,076
Nomura Real Estate Master Fund, Inc. .......... 639 690,456
Nomura Research Institute Ltd. ............... 140,900 4,286,232
Olympus Corp. .......................... 163,200 1,949,343
ORIX Corp. ............................. 132,300 4,031,894
Orix JREIT, Inc. .......................... 2,504 1,676,981
Otsuka Corp. ........................... 141,800 2,811,396
Otsuka Holdings Co. Ltd. ................... 81,000 4,849,338
Panasonic Holdings Corp. ................... 148,700 2,038,780
Persol Holdings Co. Ltd. .................... 333,000 583,222
Recruit Holdings Co. Ltd. ................... 261,500 13,774,189
Ricoh Co. Ltd. ........................... 472,700 4,182,758
Ryohin Keikaku Co. Ltd. .................... 82,600 1,647,440
Sankyo Co. Ltd. .......................... 466,300 7,294,113
Sanrio Co. Ltd. .......................... 171,300 5,299,755
Santen Pharmaceutical Co. Ltd. ............... 752,900 8,469,847
Sanwa Holdings Corp. ..................... 266,200 6,029,777
Security Shares Value
a
Japan (continued)
SBI Holdings, Inc. ........................ 148,600 $ 3,360,442
SCREEN Holdings Co. Ltd. .................. 66,900 8,519,916
Sega Sammy Holdings, Inc. .................. 85,100 1,334,787
Shikoku Electric Power Co., Inc. ............... 459,100 4,647,252
Shimamura Co. Ltd. ....................... 29,800 1,997,345
Shionogi & Co. Ltd. ....................... 50,100 1,031,518
Socionext, Inc. .......................... 206,000 2,756,540
SoftBank Group Corp. ..................... 317,600 8,672,826
Sompo Holdings, Inc. ...................... 224,400 7,738,324
Sony Group Corp. ........................ 520,300 11,471,526
Subaru Corp. ........................... 272,300 5,845,779
Sumitomo Corp. ......................... 55,900 2,270,048
Sumitomo Electric Industries Ltd. .............. 107,200 4,693,164
Sumitomo Mitsui Financial Group, Inc. ........... 635,900 22,377,606
Sumitomo Pharma Co. Ltd.
(a)
................. 161,300 2,400,308
Sumitomo Realty & Development Co. Ltd. ........ 50,000 1,392,349
Suzuken Co. Ltd. ......................... 166,600 6,715,586
Takara Holdings, Inc. ...................... 106,800 1,103,058
Takeda Pharmaceutical Co. Ltd. ............... 210,400 7,161,954
TIS, Inc. ............................... 91,500 2,662,514
Toho Gas Co. Ltd. ........................ 104,800 3,471,643
Tokio Marine Holdings, Inc. .................. 293,400 10,935,762
Tokyo Electron Ltd. ....................... 46,600 12,416,982
Tokyo Gas Co. Ltd. ....................... 114,300 5,070,991
Tokyo Ohka Kogyo Co. Ltd. .................. 70,300 3,318,270
Tokyo Tatemono Co. Ltd. .................... 379,800 8,937,538
TOPPAN Holdings, Inc. ..................... 237,100 7,323,960
Toyo Suisan Kaisha Ltd. .................... 12,800 913,875
Toyota Motor Corp. ....................... 1,119,700 25,378,546
Trend Micro, Inc. ......................... 6,000 235,368
USS Co. Ltd. ............................ 948,600 10,481,393
Yamaguchi Financial Group, Inc. .............. 481,500 7,669,779
Yamato Kogyo Co. Ltd. ..................... 37,300 2,689,033
Yamazaki Baking Co. Ltd. ................... 361,900 7,667,743
Yokogawa Electric Corp. .................... 239,700 7,991,325
Zensho Holdings Co. Ltd. ................... 70,200 3,804,623
734,259,124
a
Netherlands  —  4 .8%
ABN AMRO Bank N.V., CVA
(c)
................ 621,860 22,911,340
Adyen N.V.
(a) (c)
........................... 4,215 6,250,186
Akzo Nobel N.V. ......................... 85,203 5,969,086
ASM International N.V. ..................... 3,775 3,170,370
ASML Holding N.V. ....................... 46,850 67,178,459
EXOR N.V. ............................. 22,821 1,873,742
ING Groep N.V. .......................... 308,212 9,089,448
Koninklijke Ahold Delhaize N.V. ............... 444,534 17,381,343
Koninklijke KPN N.V. ...................... 541,126 2,650,171
NN Group N.V. .......................... 7,974 632,077
Prosus N.V. , Class N
(a)
..................... 91,577 5,265,792
Randstad N.V. ........................... 37,837 1,354,055
SBM Offshore N.V. ........................ 31,064 1,115,826
Signify N.V.
(c)
............................ 115,751 2,457,341
Wolters Kluwer N.V. ....................... 24,483 2,299,027
149,598,263
a
New Zealand  —  0 .2%
Contact Energy Ltd. ....................... 107,972 608,513
Fisher & Paykel Healthcare Corp. Ltd. ........... 78,872 1,842,555
Fletcher Building Ltd.
(a)
..................... 439,328 987,689
Meridian Energy Ltd. ...................... 552,822 1,875,386
5,314,143
a

iShares
®
International Equity Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Norway  —  1 .3%
DNB Bank ASA .......................... 214,054 $ 6,137,643
Equinor ASA ............................ 397,563 10,685,901
Kongsberg Gruppen ASA ................... 285,044 9,791,569
Norsk Hydro ASA ......................... 429,574 3,813,706
Orkla ASA .............................. 533,488 6,347,631
Yara International ASA ..................... 100,553 4,621,692
41,398,142
a
Poland  —  0 .2%
Asseco Poland SA ........................ 14,335 872,944
LPP SA ............................... 774 4,274,438
Santander Bank Polska SA .................. 9,517 1,493,068
6,640,450
a
Portugal  —  0 .1%
Galp Energia SGPS SA , Class B .............. 159,124 3,166,190
a
Singapore  —  1 .9%
ComfortDelGro Corp. Ltd. ................... 4,421,600 5,108,347
DBS Group Holdings Ltd. ................... 186,000 8,645,718
NETLINK NBN TRUST ..................... 6,530,000 5,023,552
Oversea-Chinese Banking Corp. Ltd. ........... 401,600 6,702,519
Sembcorp Industries Ltd.
(b)
.................. 1,351,400 6,403,578
Singapore Airlines Ltd. ..................... 1,533,200 7,653,758
Singapore Exchange Ltd. ................... 137,352 1,903,164
Singapore Technologies Engineering Ltd. ......... 390,700 3,003,541
Wilmar International Ltd.
(b)
................... 1,486,900 3,970,085
Yangzijiang Shipbuilding Holdings Ltd. ........... 4,190,000 11,004,248
59,418,510
a
Spain  —  3 .4%
Acciona SA ............................. 19,373 4,163,563
ACS Actividades de Construccion y Servicios SA ... 17,498 1,963,208
Banco Bilbao Vizcaya Argentaria SA ............ 856,273 21,735,328
Banco de Sabadell SA ..................... 2,208,573 8,663,752
Banco Santander SA ...................... 1,094,773 13,978,131
CaixaBank SA ........................... 78,670 1,038,458
Endesa SA ............................. 189,433 6,981,083
Iberdrola SA ............................ 453,041 10,185,594
Industria de Diseno Textil SA ................. 168,989 10,996,130
Naturgy Energy Group SA ................... 129,134 4,053,265
Puig Brands SA , Class B .................... 202,958 4,035,472
Repsol SA ............................. 657,232 12,948,188
Telefonica SA ........................... 1,219,878 4,938,428
Unicaja Banco SA
(c)
....................... 154,170 528,323
106,208,923
a
Sweden  —  3 .0%
Alfa Laval AB ........................... 107,330 6,216,796
H & M Hennes & Mauritz AB , Class B ........... 315,493 6,317,790
Investor AB , Class B ....................... 644,722 24,860,256
Loomis AB , Class B ....................... 60,746 2,520,730
Mycronic AB ............................ 50,969 1,173,210
Nordea Bank Abp ........................ 902,054 17,428,038
Skandinaviska Enskilda Banken AB , Class A ...... 222,801 4,788,979
SSAB AB , Class B ........................ 1,265,987 10,414,460
Svenska Handelsbanken AB , Class A ........... 107,200 1,690,014
Tele2 AB , Class B ........................ 40,665 748,176
Telefonaktiebolaget LM Ericsson , Class B ........ 608,470 6,589,829
Telia Co. AB ............................ 189,318 864,891
Trelleborg AB , Class B ..................... 18,525 749,637
Volvo AB , Class B ........................ 203,145 7,381,760
91,744,566
a
Security Shares Value
a
Switzerland  —  8 .2%
ABB Ltd. , Registered ...................... 344,586 $ 29,668,173
Adecco Group AG , Registered ................ 114,578 3,367,034
Alcon AG .............................. 71,940 5,822,988
Cie Financiere Richemont SA , Class A, Registered .. 57,675 11,195,267
Geberit AG , Registered ..................... 1,741 1,329,411
Holcim AG
(a)
............................ 43,138 4,446,184
Julius Baer Group Ltd. ..................... 4,283 357,760
Kuehne + Nagel International AG , Registered ...... 9,627 2,229,249
Logitech International SA , Registered ........... 33,496 2,885,751
Mobimo Holding AG , Registered ............... 215 108,271
Nestle SA , Registered ..................... 309,635 29,547,389
Novartis AG , Registered .................... 444,089 65,889,385
PSP Swiss Property AG , Registered ............ 12,850 2,579,240
Roche Holding AG , NVS .................... 79,964 36,362,795
Schindler Holding AG , Participation Certificates , NVS 12,197 4,706,119
SGS SA , Registered ....................... 37,135 4,469,548
Swiss Life Holding AG , Registered ............. 348 381,600
Swiss Re AG ............................ 12,612 2,015,193
Swissquote Group Holding SA , Registered ........ 4,926 2,804,403
UBS Group AG , Registered .................. 522,847 24,738,704
VZ Holding AG .......................... 33,739 6,613,221
Zurich Insurance Group AG .................. 18,774 13,356,232
254,873,917
a
United Kingdom  —  12 .8%
3i Group PLC ........................... 26,916 1,236,497
Aberdeen Group PLC ...................... 1,891,777 5,648,446
Airtel Africa PLC
(c)
........................ 1,146,143 4,997,218
Anglo American PLC , NVS .................. 32,009 1,484,187
Associated British Foods PLC ................ 29,139 761,527
AstraZeneca PLC ........................ 157,744 29,389,935
Aviva PLC ............................. 521,714 4,548,224
B&M European Value Retail SA ............... 812,083 1,960,529
BAE Systems PLC ........................ 523,969 14,224,155
Balfour Beatty PLC ....................... 1,168,782 11,445,083
Barclays PLC ........................... 1,641,952 10,958,501
BP PLC ............................... 2,288,411 14,509,801
British American Tobacco PLC ................ 87,188 5,267,342
British Land Co. PLC (The) .................. 758,532 4,326,612
BT Group PLC .......................... 294,464 774,005
Burberry Group PLC
(a)
..................... 223,946 3,383,583
Carnival PLC
(a)
.......................... 305,829 9,084,061
Centrica PLC ........................... 3,357,913 8,792,733
Coca-Cola HBC AG , Class DI
(a)
............... 249,057 13,526,200
Compass Group PLC ...................... 6,182 185,370
Diageo PLC ............................ 138,374 3,184,027
Drax Group PLC ......................... 782,742 9,650,298
Fresnillo PLC ........................... 75,211 3,703,883
Glencore PLC
(a)
.......................... 1,541,964 10,512,116
Grafton Group PLC , CDI .................... 320,571 4,098,755
Greggs PLC ............................ 133,335 2,933,794
GSK PLC .............................. 654,856 16,935,664
HSBC Holdings PLC ...................... 1,626,067 28,685,328
Imperial Brands PLC ...................... 75,300 3,171,469
Inchcape PLC ........................... 268,845 3,003,692
InterContinental Hotels Group PLC ............. 28,825 3,894,263
Investec PLC ........................... 983,627 8,183,354
JD Sports Fashion PLC .................... 551,474 617,170
Kingfisher PLC .......................... 1,452,782 6,694,989
Land Securities Group PLC .................. 666,912 5,952,481
Lion Finance Group PLC .................... 19,171 2,648,653
Lloyds Banking Group PLC .................. 2,218,237 3,312,282
Marks & Spencer Group PLC ................. 1,336,024 6,700,429
Melrose Industries PLC ..................... 127,151 1,093,236
National Grid PLC ........................ 280,113 4,758,994

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
International Equity Factor ETF
(Percentages shown are based on Net Assets)
16
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
United Kingdom (continued)
NatWest Group PLC ....................... 889,906 $ 8,111,299
Next PLC .............................. 37,311 6,774,143
Pearson PLC ........................... 146,040 1,920,857
Plus500 Ltd. ............................ 162,605 9,359,782
Reckitt Benckiser Group PLC
(a)
............... 11,461 955,388
Rio Tinto PLC ........................... 128,971 11,766,579
Rolls-Royce Holdings PLC .................. 884,772 14,790,712
Sage Group PLC (The) ..................... 88,667 1,162,708
Serco Group PLC ........................ 261,869 1,075,217
Shell PLC .............................. 470,468 18,125,888
Softcat PLC ............................ 76,268 1,493,640
Standard Chartered PLC .................... 123,648 3,163,711
Tesco PLC ............................. 1,886,785 10,978,828
TUI AG
(a)
.............................. 860,423 9,173,846
Unilever PLC ........................... 105,881 7,203,019
Vodafone Group PLC ...................... 8,380,793 12,342,618
Wise PLC , Class A
(a)
....................... 296,073 3,818,672
WPP PLC .............................. 58,677 243,405
398,699,198
a
Total Common Stocks — 99.4%
(Cost: $ 2,316,298,589 ) ............................... 3,088,426,971
a
Preferred Stocks
Germany  —  0 .2%
Dr Ing hc F Porsche AG , Preference Shares , NVS
(b) (c)
102,753 5,000,257
a
Total Preferred Stocks — 0.2%
(Cost: $ 7,662,214 ) .................................. 5,000,257
a
Rights
Spain  —  0 .0%
ACS Actividades de Construccion y Servicios SA
(a)
.. 17,402 9,571
a
Total Rights — 0.0%
(Cost: $ 9,294 ) ..................................... 9,571
Security Shares Value
a
Warrants
Canada  —  0 .0%
Constellation Software Inc., (Issued 08/29/23,1 Share
for 1 Warrant, Expires 03/31/40, Strike Price CAD
11.50)
(a) (d)
............................ 1,793 $ —
a
Total Warrants — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 99.6%
(Cost: $ 2,323,970,097 ) ............................... 3,093,436,799
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(e) (f) (g)
...................... 11,918,496 11,924,455
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(e) (f)
............................. 696,857 696,857
a
Total Short-Term Securities — 0.4%
(Cost: $ 12,620,567 ) ................................. 12,621,312
Total Investments —  100.0%
(Cost: $ 2,336,590,664 ) ............................... 3,106,058,111
Liabilities in Excess of Other Assets — 0 .0% ................ (266,088)
Net Assets — 100.0% ................................. $ 3,105,792,023
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 11,500,188  $ 422,406
(a)
$ —  $ 1,404  $ 457  $ 11,924,455  11,918,496  $ 25,029
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 330,000  366,857
(a)
—  —  —  696,857  696,857  15,197  —
$ —  $ 1,404  $ 457
$ 12,621,312
$ 40,226  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
International Equity Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
17
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ......................................................................... 13 03/12/26 $ 3,006 $ 156,108
SPI 200 Index ........................................................................ 11 03/19/26 1,690 42,453
Euro STOXX 50 Index .................................................................. 55 03/20/26 3,880 119,417
FTSE 100 Index ...................................................................... 18 03/20/26 2,516 89,509
$ 407,487
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 407,487 $ — $ — $ — $ 407,487
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 1,260,106 $ — $ — $ — $ 1,260,106
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 242,271 $ — $ — $ — $ 242,271
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 13,165,358
a

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
International Equity Factor ETF
18
2026
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 218,998,356  $ 2,869,428,615  $ —  $ 3,088,426,971
Preferred Stocks ......................................... —  5,000,257  —  5,000,257
Rights ................................................ 9,571  —  —  9,571
Warrants .............................................. —  —  —  —
Short-Term Securities
Money Market Funds ...................................... 12,621,312  —  —  12,621,312
$ 231,629,239  $ 2,874,428,872  $ —  $ 3,106,058,111
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 407,487  $ —  $ —  $ 407,487
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
International Small-Cap Equity Factor ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  8 .0%
Abacus Group ........................... 108,699 $ 87,386
Accent Group Ltd. ........................ 106,309 68,274
Adairs Ltd.
(a)
............................ 166,052 201,629
AGL Energy Ltd. ......................... 41,097 258,566
Amotiv Ltd. ............................. 28,994 169,150
AMP Ltd. .............................. 352,716 412,930
Ansell Ltd. ............................. 2,479 56,204
Aurelia Metals Ltd.
(b)
....................... 701,176 148,550
Austin Engineering Ltd. ..................... 200,963 35,573
Biome Australia Ltd.
(a) (b)
..................... 479,598 149,958
Bisalloy Steel Group Ltd. .................... 106,267 415,544
BWP Property Group Ltd. ................... 90,716 235,699
Cettire Ltd.
(a) (b)
........................... 706,230 263,255
Challenger Ltd. .......................... 53,942 343,580
Champion Iron Ltd. ....................... 55,062 222,391
Clinuvel Pharmaceuticals Ltd. ................ 17,024 130,005
Coast Entertainment Holdings Ltd.
(b)
............ 452,629 171,778
Collins Foods Ltd. ........................ 41,262 306,200
Cuscal Ltd. ............................. 529,340 1,569,864
Dalrymple Bay Infrastructure Ltd. .............. 699,580 2,366,542
Data#3 Ltd. ............................. 53,466 362,155
Deterra Royalties Ltd. ...................... 661,010 1,930,118
DigiCo Infrastructure REIT ................... 57,794 103,023
Downer EDI Ltd. ......................... 110,390 615,604
Eagers Automotive Ltd. ..................... 7,126 132,285
Elanor Commercial Property Fund
(a)
............ 504,868 219,728
Elders Ltd. ............................. 24,073 123,320
FleetPartners Group Ltd. .................... 487,312 970,512
Fleetwood Ltd. .......................... 225,435 436,146
GenusPlus Group Ltd. ..................... 243,695 1,264,760
GR Engineering Services Ltd. ................ 353,248 1,063,302
GrainCorp Ltd. , Class A .................... 261,744 1,312,499
Grange Resources Ltd.
(b)
.................... 1,143,401 204,678
Growthpoint Properties Australia Ltd. ............ 58,554 93,231
GWA Group Ltd. ......................... 366,947 678,870
Healius Ltd.
(a)
........................... 956,864 598,995
Helia Group Ltd. ......................... 458,983 1,855,917
HomeCo Daily Needs REIT .................. 515,641 462,687
Horizon Oil Ltd.
(a)
......................... 2,668,512 418,099
IGO Ltd.
(b)
.............................. 139,839 799,352
Iluka Resources Ltd. ....................... 48,678 178,399
Inghams Group Ltd. ....................... 249,189 433,116
Karoon Energy Ltd. ....................... 229,957 272,234
Kingsgate Consolidated Ltd.
(b)
................ 138,054 602,392
Kogan.com Ltd.
(a)
......................... 41,097 104,700
L1 Group Ltd.
(a)
.......................... 350,588 298,683
Lion Rock Minerals Ltd.
(b)
................... 5,690,827 99,070
Macmahon Holdings Ltd. .................... 3,360,112 1,516,850
McMillan Shakespeare Ltd. .................. 71,687 849,857
Metals X Ltd.
(b)
.......................... 647,843 578,265
Metcash Ltd. ............................ 161,409 372,115
MGX Resources Ltd.
(a) (b)
.................... 1,515,632 513,774
MotorCycle Holdings Ltd. ................... 132,867 256,286
Myer Holdings Ltd.
(b)
....................... 767,144 231,546
Neuren Pharmaceuticals Ltd.
(b)
................ 48,013 555,944
New Hope Corp. Ltd. ...................... 243,124 762,362
nib holdings Ltd. ......................... 19,836 92,520
Nine Entertainment Co. Holdings Ltd. ........... 208,677 165,483
NRW Holdings Ltd. ....................... 376,973 1,360,203
Nufarm Ltd.
(b)
........................... 64,414 105,185
Nuix Ltd.
(b)
............................. 50,259 60,146
Orora Ltd. .............................. 63,308 89,898
Security Shares Value
a
Australia (continued)
Orthocell Ltd.
(a) (b)
......................... 555,009 $ 355,960
Pacific Current Group Ltd. ................... 31,742 218,825
Perenti Ltd. ............................. 205,281 395,188
Perseus Mining Ltd. ....................... 108,129 416,458
PEXA Group Ltd.
(b)
........................ 25,004 239,063
Pinnacle Investment Management Group Ltd. ...... 4,864 57,042
QPM Energy Ltd.
(a) (b)
....................... 8,681,388 213,756
Region Group ........................... 181,546 291,190
Regis Healthcare Ltd. ...................... 91,105 427,151
Regis Resources Ltd. ...................... 77,057 401,641
Reliance Worldwide Corp. Ltd. ................ 53,353 138,641
RPMGlobal Holdings Ltd.
(b)
.................. 185,048 640,800
Sandfire Resources Ltd.
(b)
................... 129,941 1,763,174
Servcorp Ltd. ........................... 70,065 376,169
Shape Australia Pty Ltd.
(a)
................... 145,635 675,750
Sims Ltd. .............................. 93,632 1,310,958
SKS Technologies Group Ltd. ................ 220,647 540,448
Southern Cross Electrical Engineering Ltd. ........ 93,765 166,525
Southern Cross Media Group Ltd. .............. 448,875 200,048
SRG Global Ltd. ......................... 86,098 180,545
Stanmore Resources Ltd. ................... 332,101 695,195
Steadfast Group Ltd. ...................... 93,663 339,200
Super Retail Group Ltd. .................... 114,380 1,167,163
Tabcorp Holdings Ltd. ...................... 738,948 453,625
Tasmea Ltd. ............................ 57,832 167,707
Telix Pharmaceuticals Ltd.
(a) (b)
................ 90,839 662,792
Temple & Webster Group Ltd.
(b)
............... 7,647 63,603
Titomic Ltd.
(a) (b)
.......................... 670,719 116,764
Tuas Ltd.
(b)
............................. 146,699 725,562
Ventia Services Group Pty Ltd. ................ 268,128 1,073,842
Virgin Australia Holdings Ltd.
(b)
................ 296,723 646,730
Weebit Nano Ltd.
(a) (b)
...................... 52,934 193,657
Whitehaven Coal Ltd. ...................... 86,583 528,992
Zip Co. Ltd.
(b)
........................... 61,579 113,604
46,715,155
a
Austria  —  0 .4%
Oesterreichische Post AG ................... 7,382 287,891
Porr AG ............................... 36,708 1,509,725
Steyr Motors AG ......................... 1,330 67,002
Zumtobel Group AG ....................... 52,474 222,676
2,087,294
a
Belgium  —  0 .9%
Barco N.V. ............................. 14,763 202,665
Bekaert SA ............................. 17,998 882,926
bpost SA
(b)
............................. 245,076 632,409
Deceuninck N.V. ......................... 17,583 48,061
Deme Group N.V. ........................ 1,154 230,038
Fluxys Belgium SA
(a)
....................... 13,566 301,508
Ion Beam Applications
(a)
.................... 10,241 183,880
Proximus SADP .......................... 123,195 1,124,016
Solvay SA , Class A ....................... 26,600 783,109
Umicore SA ............................ 41,853 994,941
5,383,553
a
Canada  —  9 .6%
A&W Food Services of Canada, Inc.
(a)
........... 11,079 293,319
Advantage Energy Ltd.
(b)
.................... 6,650 53,770
AGF Management Ltd. , Class B , NVS ........... 43,515 580,030
Aritzia, Inc.
(b)
............................ 1,862 146,769
Artis Real Estate Investment Trust ............. 46,025 301,504
Atco Ltd. , Class I , NVS ..................... 34,447 1,495,617
B2Gold Corp ............................ 51,205 249,322
Bausch Health Companies, Inc.
(a) (b)
............. 58,254 334,378

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
20
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Canada (continued)
Baytex Energy Corp. ...................... 70,091 $ 241,933
Bird Construction, Inc. ..................... 24,209 536,220
BlackBerry Ltd.
(a) (b)
........................ 77,539 276,183
Boardwalk Real Estate Investment Trust ......... 15,428 780,096
Brookfield Renewable Corp. ................. 13,433 559,350
Brookfield Wealth Solutions Ltd.
(a) (b)
............. 1,463 66,754
BRP, Inc. .............................. 6,783 511,944
Canacol Energy Ltd.
(a) (b) (c)
................... 58,240 —
Canadian Tire Corp. Ltd. , Class A , NVS .......... 9,180 1,129,390
Capital Power Corp. ....................... 19,285 846,237
Cascades, Inc. .......................... 63,759 598,889
Centerra Gold, Inc. ........................ 154,679 2,591,142
Chartwell Retirement Residences .............. 34,638 514,362
Chemtrade Logistics Income Fund ............. 87,647 1,017,018
Choice Properties REIT .................... 15,331 171,589
Cogeco Communications, Inc. ................ 7,118 343,080
Cogeco, Inc. ............................ 10,906 534,868
Colliers International Group, Inc. ............... 2,793 381,644
CT Real Estate Investment Trust
(a)
............. 143,640 1,721,591
Definity Financial Corp. ..................... 3,937 192,679
Discovery Silver Corp.
(b)
.................... 12,502 87,959
Docebo, Inc.
(b)
........................... 30,058 587,849
DPM Metals, Inc. ......................... 66,101 2,306,362
Dream Office Real Estate Investment Trust ....... 24,472 337,879
Eldorado Gold Corp.
(b)
..................... 35,777 1,534,970
Empire Co. Ltd. , Class A , NVS ................ 23,608 771,185
Ensign Energy Services, Inc.
(b)
................ 123,291 285,218
EQB, Inc.
(a)
............................. 4,202 327,698
Equinox Gold Corp.
(b)
...................... 7,847 112,261
Extendicare, Inc. ......................... 27,531 468,875
Finning International, Inc. ................... 46,949 2,944,204
First Capital Real Estate Investment Trust ........ 36,927 536,691
Frontera Energy Corp.
(a)
.................... 72,086 497,638
Gibson Energy, Inc. ....................... 30,927 608,932
Gran Tierra Energy, Inc.
(b)
................... 27,664 149,733
H&R Real Estate Investment Trust ............. 38,214 301,693
Hammond Power Solutions, Inc. ............... 2,390 315,168
Hudbay Minerals, Inc. ...................... 21,848 517,459
IAMGOLD Corp.
(b)
........................ 62,965 1,142,632
Kinaxis, Inc.
(b)
........................... 1,596 161,165
Labrador Iron Ore Royalty Corp. ............... 27,265 591,094
Lassonde Industries, Inc. , Class A ............. 4,471 725,657
Leon's Furniture Ltd. ...................... 21,945 443,525
Linamar Corp. ........................... 5,586 354,117
Major Drilling Group International, Inc.
(a) (b)
........ 89,376 980,632
Martinrea International, Inc. .................. 38,836 276,942
Mattr Corp.
(b)
............................ 26,733 161,382
MDA Space Ltd.
(b)
........................ 36,841 1,039,768
Methanex Corp. .......................... 15,301 730,074
Morguard Corp. .......................... 2,128 184,412
Morguard North American Residential REIT
(a)
...... 41,924 562,209
Mullen Group Ltd. ........................ 20,102 237,389
New Gold, Inc.
(b)
......................... 147,630 1,483,185
NGEx Minerals Ltd.
(b)
...................... 33,832 699,673
North West Co., Inc. (The) ................... 7,648 273,028
Northern Dynasty Minerals Ltd.
(b)
.............. 121,961 249,001
OceanaGold Corp. ........................ 25,536 827,414
Onex Corp. ............................. 15,827 1,348,547
OR Royalties, Inc. ........................ 13,300 524,420
Parex Resources, Inc. ..................... 7,847 116,410
Pason Systems, Inc. ....................... 61,579 545,851
Peyto Exploration & Development Corp. ......... 8,442 152,144
PHX Energy Services Corp. .................. 20,895 128,441
PrairieSky Royalty Ltd. ..................... 27,531 599,287
Security Shares Value
a
Canada (continued)
Precision Drilling Corp.
(b)
.................... 10,640 $ 848,606
Primaris Real Estate Investment Trust ........... 34,629 420,894
Quebecor, Inc. , Class B .................... 1,995 72,773
Real Matters, Inc.
(b)
....................... 59,318 270,964
Russel Metals, Inc. ........................ 31,255 1,107,519
Secure Waste Infrastructure Corp. ............. 45,220 583,495
Sienna Senior Living, Inc. ................... 15,295 238,245
Silvercorp Metals, Inc. ..................... 16,093 162,035
Skeena Resources Ltd.
(b)
................... 10,640 303,576
South Bow Corp. ......................... 15,827 449,593
Spin Master Corp.
(d)
....................... 23,541 321,741
Sprott, Inc. ............................. 1,551 190,177
SSR Mining, Inc.
(b)
........................ 2,916 66,572
Stella-Jones, Inc. ......................... 931 62,424
Superior Plus Corp. ....................... 30,590 163,997
Torex Gold Resources, Inc. .................. 22,211 1,069,077
TransAlta Corp. .......................... 110,124 1,407,232
Transcontinental, Inc. , Class A
(a)
............... 42,720 724,732
Trican Well Service Ltd. .................... 379,715 1,949,258
Triple Flag Precious Metals Corp. .............. 17,822 600,895
Vermilion Energy, Inc. ...................... 37,905 366,342
West Fraser Timber Co. Ltd. ................. 3,458 236,154
Westshore Terminals Investment Corp.
(a)
......... 32,452 691,868
56,008,020
a
China  —  1 .4%
Anton Oilfield Services Group
(a)
............... 3,990,000 607,986
Best Pacific International Holdings Ltd. .......... 266,000 109,769
Goodbaby International Holdings Ltd. ........... 1,463,000 202,318
HBM Holdings Ltd.
(b) (d)
...................... 399,000 608,731
HUTCHMED China Ltd.
(b)
................... 199,500 596,731
Immunotech Biopharm Ltd.
(b)
................. 266,000 88,319
Mobvista, Inc.
(b) (d)
......................... 309,000 589,360
NetDragon Websoft Holdings Ltd. .............. 332,500 427,654
Newborn Town, Inc.
(b)
...................... 360,000 529,386
Skyworth Group Ltd.
(b)
..................... 1,298,000 1,181,926
TCL Electronics Holdings Ltd. ................ 532,000 817,853
Wasion Holdings Ltd. ...................... 532,000 1,624,732
Xin Point Holdings Ltd. ..................... 665,000 329,363
Xingda International Holdings Ltd.
(a) (b)
........... 394,000 78,025
XtalPi Holdings Ltd.
(a) (b)
..................... 133,000 205,441
7,997,594
a
Denmark  —  2 .5%
AL Sydbank ............................ 22,477 2,035,616
ALK-Abello A.S. , Class B
(b)
.................. 15,486 511,715
Chemometec A.S. ........................ 7,315 706,979
D/S Norden A.S. ......................... 8,157 368,454
Demant A.S.
(b)
........................... 7,182 251,394
GN Store Nord A.S.
(a) (b)
..................... 6,384 112,064
Gubra A.S. ............................. 12,236 878,271
H Lundbeck A.S. , Class B ................... 10,135 67,948
ISS A.S. ............................... 66,367 2,516,948
Jyske Bank A.S. , Registered ................. 3,798 552,710
Nilfisk Holding A.S.
(b)
...................... 6,517 144,177
NKT A.S.
(b)
............................. 15,428 2,017,771
Per Aarsleff Holding A.S. , Class B .............. 8,778 1,251,768
Ringkjoebing Landbobank A.S. ................ 2,744 691,729
ROCKWOOL A.S. , Class B .................. 9,709 327,873
Royal Unibrew A.S. ....................... 6,706 631,803
Scandinavian Tobacco Group A.S. , Class A
(d)
...... 43,092 670,175
Solar A.S. , Class B
(a)
...................... 15,295 540,633
Zealand Pharma A.S.
(b)
..................... 6,118 409,156
14,687,184
a

iShares
®
International Small-Cap Equity Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
21
Schedule of Investments
Security Shares Value
a
Finland  —  1 .1%
Endomines Finland OYJ
(b)
................... 1,463 $ 56,116
Harvia OYJ ............................. 1,596 77,680
Hiab OYJ , Class B ........................ 14,231 845,625
HKFoods OYJ
(b)
.......................... 130,606 259,313
Kemira OYJ ............................ 43,624 1,026,074
Konecranes OYJ ......................... 19,551 2,302,367
Marimekko OYJ .......................... 39,102 596,619
Nokian Renkaat OYJ ...................... 37,240 477,765
Outokumpu OYJ ......................... 97,888 549,597
Puuilo OYJ ............................. 6,852 99,982
Tekova OYJ ............................ 38,038 60,418
TietoEVRY OYJ .......................... 7,912 171,752
YIT OYJ
(b)
.............................. 37,287 136,428
6,659,736
a
France  —  5 .1%
Abivax SA
(b)
............................ 4,788 536,539
Alstom SA
(b)
............................ 3,724 118,901
Alten SA ............................... 1,064 104,305
Amoeba SAS
(b)
.......................... 103,873 114,507
Ayvens SA
(d)
............................ 4,788 69,416
Beneteau SACA ......................... 20,482 192,626
Canal+ SA
(b)
............................ 144,039 622,803
Carmila SA ............................. 8,707 168,484
Carrefour SA ............................ 45,885 751,558
Cie des Alpes ........................... 19,572 602,597
Coface SA ............................. 68,495 1,252,715
Derichebourg SA ......................... 94,962 895,006
Edenred SE ............................ 24,871 520,943
Elis SA ................................ 3,274 95,059
Eurazeo SE ............................ 9,634 578,705
Euronext N.V.
(d)
.......................... 9,975 1,397,036
Exail Technologies SA , NVS
(a) (b)
............... 1,862 244,619
FDJ UNITED ............................ 40,603 1,074,595
Forvia SE
(b)
............................. 25,403 414,766
Gaztransport Et Technigaz SA ................ 7,182 1,547,350
Gecina SA ............................. 17,846 1,639,177
ICADE
(b)
............................... 23,153 571,813
Interparfums SA .......................... 4,389 133,614
IPSOS SA ............................. 12,768 541,665
Kaufman & Broad SA ...................... 9,493 353,218
Klepierre SA ............................ 51,737 1,993,084
Lagardere SA ........................... 2,210 49,356
Louis Hachette Group , NVS .................. 473,613 931,597
Maisons du Monde SA
(a) (b) (d)
.................. 48,146 91,342
Mercialys SA ............................ 56,453 710,291
Mersen SA ............................. 2,926 89,466
Nexans SA ............................. 4,866 766,455
Nexity SA
(b)
............................. 8,512 96,247
Opmobility ............................. 16,226 310,885
Quadient SA ............................ 15,694 296,994
Renault SA ............................. 38,994 1,471,609
Rexel SA .............................. 42,959 1,800,221
SCOR SE .............................. 23,940 780,137
Sopra Steria Group ....................... 1,126 205,681
SPIE SA ............................... 10,773 590,294
STIF SA , NVS ........................... 2,394 182,930
Technip Energies N.V. ..................... 11,172 437,824
Teleperformance SE ....................... 4,256 274,918
Television Francaise 1 SA ................... 99,617 962,830
THX Pharma SACA
(b)
...................... 30,989 91,832
Trigano SA ............................. 1,463 291,095
Valeo SE .............................. 37,639 525,681
Vente-Unique.Com SA , NVS ................. 3,724 73,939
Vicat SACA ............................. 12,502 1,158,441
Security Shares Value
a
France (continued)
Virbac SACA ............................ 665 $ 277,218
Viridien
(b)
.............................. 931 140,832
Vivendi SE ............................. 168,511 470,135
Wendel SE ............................. 1,287 124,335
29,737,686
a
Germany  —  5 .3%
AIXTRON SE ........................... 7,632 175,088
Alzchem Group AG ....................... 2,926 534,916
Amadeus Fire AG
(a)
....................... 3,591 165,602
Atoss Software SE ........................ 7,182 827,718
Aumovio SE
(b)
........................... 7,315 351,004
Aurubis AG
(a)
............................ 8,081 1,525,967
Auto1 Group SE
(b)
........................ 13,832 454,974
Bechtle AG ............................. 6,719 348,260
Bilfinger SE ............................. 7,182 1,006,261
CECONOMY AG
(b)
........................ 49,995 264,306
CTS Eventim AG & Co. KGaA ................ 4,600 386,589
Delivery Hero SE
(b) (d)
....................... 24,472 682,504
Deutsche Pfandbriefbank AG
(d)
................ 98,287 484,978
Deutz AG .............................. 42,720 547,060
Duerr AG .............................. 10,241 272,958
DWS Group GmbH & Co. KGaA
(d)
............. 1,419 103,891
flatexDEGIRO SE ........................ 32,053 1,563,536
Freenet AG ............................. 32,984 1,191,024
Friedrich Vorwerk Group SE ................. 8,113 871,542
GEA Group AG .......................... 19,817 1,416,971
Heidelberger Druckmaschinen AG
(b)
............ 73,154 159,049
HelloFresh SE
(b)
.......................... 13,566 89,107
Hensoldt AG ............................ 3,059 303,889
HOCHTIEF AG .......................... 3,990 1,673,185
HUGO BOSS AG ......................... 20,748 860,287
Jumia Technologies AG , ADR
(a) (b)
.............. 39,102 522,794
K+S AG , Registered ....................... 16,258 266,383
Kloeckner & Co. SE
(a)
...................... 111,188 1,448,456
Krones AG ............................. 4,921 791,886
LANXESS AG ........................... 7,581 156,588
MLP SE ............................... 13,212 115,169
Mutares SE & Co. KGaA .................... 4,788 185,034
Nemetschek SE .......................... 6,384 557,798
PATRIZIA SE ........................... 20,482 207,283
ProSiebenSat.1 Media SE ................... 25,270 151,045
Puma SE .............................. 4,836 123,618
PVA TePla AG
(b)
.......................... 5,642 177,158
QIAGEN N.V. ........................... 36,766 1,949,304
Rational AG ............................ 300 240,395
RENK Group AG ......................... 9,462 609,181
SAF-Holland SE ......................... 26,334 529,399
Salzgitter AG ............................ 20,482 1,099,089
Schaeffler AG ........................... 97,755 1,152,932
Scout24 SE
(d)
........................... 12,103 1,204,989
SGL Carbon SE
(a) (b)
....................... 23,408 113,722
Sixt SE ............................... 3,059 239,708
SUSS MicroTec SE
(a)
...................... 2,286 134,460
TAG Immobilien AG ....................... 11,091 188,163
Takkt AG .............................. 25,751 110,112
TeamViewer SE
(b) (d)
....................... 23,541 157,403
thyssenkrupp AG ......................... 51,471 686,146
United Internet AG , Registered ................ 9,899 322,043
Wacker Chemie AG ....................... 1,463 118,814
Zalando SE
(b) (d)
.......................... 39,501 1,135,866
30,955,604
a

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
22
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Hong Kong  —  2 .1%
AGTech Holdings Ltd.
(a) (b)
................... 3,036,000 $ 92,882
Bright Smart Securities & Commodities Group Ltd.
(a) (b)
532,000 602,575
Champion REIT
(a)
......................... 798,000 258,074
Chinese Estates Holdings Ltd. ................ 465,500 75,641
Chow Sang Sang Holdings International Ltd. ...... 266,000 498,024
CK Life Sciences Int'l Holdings, Inc.
(a) (b)
.......... 1,596,000 171,835
Crystal International Group Ltd.
(d)
.............. 199,500 188,115
Emperor Capital Group Ltd.
(b)
................. 9,576,000 115,126
Emperor Watch & Jewellery Ltd. ............... 7,980,000 301,340
EVA Precision Industrial Holdings Ltd.
(a)
.......... 3,192,000 378,905
First Pacific Co. Ltd. ....................... 2,128,000 1,665,042
Giordano International Ltd.
(a)
................. 2,394,000 450,478
Hong Kong Technology Venture Co. Ltd.
(a)
........ 906,000 165,863
Impro Precision Industries Ltd.
(d)
............... 133,000 109,013
Johnson Electric Holdings Ltd. ................ 199,500 687,180
KLN Logistics Group Ltd. ................... 66,500 60,034
MGM China Holdings Ltd.
(a)
.................. 212,800 339,813
Midland Holdings Ltd.
(b)
..................... 1,064,000 414,230
Modern Dental Group Ltd.
(a)
.................. 266,000 200,483
New World Development Co. Ltd.
(b)
............. 266,000 387,021
Paradise Entertainment Ltd. ................. 1,064,000 85,805
PAX Global Technology Ltd. .................. 266,000 167,865
PCCW Ltd. ............................. 133,000 99,397
SITC International Holdings Co. Ltd. ............ 133,000 496,645
Solomon Systech International Ltd.
(a) (b)
........... 3,458,000 192,504
Stella International Holdings Ltd.
(a)
............. 332,500 614,598
Texwinca Holdings Ltd. ..................... 1,862,000 310,241
TradeGo Fintech Ltd.
(b)
..................... 1,064,000 189,317
TS Lines Ltd. ........................... 266,000 305,086
United Laboratories International Holdings Ltd. (The) . 532,000 810,026
Valuetronics Holdings Ltd.
(a)
.................. 831,200 572,249
Victory Securities Holdings Co. Ltd. ............ 266,000 155,607
VSTECS Holdings Ltd. ..................... 526,000 520,430
VTech Holdings Ltd. ....................... 106,400 828,589
12,510,033
a
Ireland  —  0 .2%
Cairn Homes PLC ........................ 69,027 170,576
Glanbia PLC ............................ 18,221 350,540
Glenveagh Properties PLC
(b) (d)
................ 159,304 369,731
kneat.com, Inc.
(a) (b)
........................ 22,743 75,161
966,008
a
Israel  —  1 .4%
Africa Israel Residences Ltd. ................. 2,744 257,029
Altshuler Shaham Finance Ltd.
(a)
.............. 47,092 95,047
Aryt Industries Ltd. ........................ 30,723 612,121
Ashdod Refinery Ltd.
(a) (b)
.................... 26,551 545,042
Delek Automotive Systems Ltd. ............... 67,564 504,524
Electra Consumer Products 1970 Ltd. ........... 3,272 104,874
Equital Ltd.
(b)
............................ 1 47
IDI Insurance Co. Ltd. ...................... 1,197 94,015
Ilex Medical Ltd.
(a)
........................ 3,407 69,764
Malam-Team Holding Ltd.
(b)
.................. 1,197 95,405
Naphtha Israel Petroleum Corp. Ltd.
(a) (b)
.......... 30,132 260,525
Oil Refineries Ltd. ........................ 2,763,208 909,287
Partner Communications Co. Ltd. .............. 26,999 328,070
Paz Retail And Energy Ltd. .................. 3,671 897,720
Property & Building Corp. Ltd. ................ 5,924 745,087
Retailors Ltd. ........................... 30,324 432,774
Tamar Petroleum Ltd.
(d)
..................... 15,960 175,889
Tel Aviv Stock Exchange Ltd. ................. 45,619 1,752,698
Telsys Ltd.
(a)
............................ 2,744 202,356
Security Shares Value
a
Israel (continued)
Veridis Environment Ltd.
(b)
................... 5,834 $ 67,368
8,149,642
a
Italy  —  4 .3%
A2A SpA .............................. 706,097 2,130,152
ACEA SpA ............................. 62,776 1,749,711
Banca Generali SpA ....................... 9,106 613,563
Banca IFIS SpA .......................... 35,511 1,156,389
Banca Monte dei Paschi di Siena SpA ........... 381,045 3,952,884
Banca Popolare di Sondrio SpA ............... 38,038 777,739
BFF Bank SpA
(b) (d)
........................ 15,199 145,746
Buzzi SpA .............................. 2,660 151,411
Cembre SpA ............................ 4,123 340,149
Credito Emiliano SpA ...................... 9,576 176,132
d'Amico International Shipping SA ............. 96,425 681,075
Danieli & C Officine Meccaniche SpA ........... 6,118 451,681
DBA Group SpA .......................... 10,714 49,529
De' Longhi SpA .......................... 8,971 396,583
Edison SpA , NVS ........................ 50,806 146,864
Enav SpA
(d)
............................. 152,818 881,996
ERG SpA .............................. 9,368 249,319
Eviso SpA
(a)
............................ 14,364 127,694
Fincantieri SpA
(b)
......................... 13,836 262,629
Hera SpA .............................. 128,877 637,774
Immobiliare Grande Distribuzione SIIQ SpA ....... 58,182 246,663
Industrie Chimiche Forestali SpA .............. 5,852 41,481
Iren SpA ............................... 225,302 721,156
Italgas SpA ............................. 81,752 982,183
Italian Wine Brands SpA .................... 5,187 128,284
Iveco Group N.V. ......................... 51,471 1,151,339
Maire SpA ............................. 7,182 125,486
MFE-MediaForEurope N.V. , Class B ............ 111,102 534,081
Moltiply Group SpA ....................... 3,724 153,849
NewPrinces SpA , NVS
(b)
.................... 17,157 399,390
Nexi SpA
(d)
............................. 101,479 433,261
OVS SpA
(d)
............................. 164,787 931,431
Piaggio & C SpA
(a)
........................ 281,561 582,288
Pirelli & C SpA
(d)
......................... 20,947 157,735
RAI Way SpA
(d)
.......................... 37,240 252,514
Reply SpA ............................. 2,926 383,607
Safilo Group SpA
(b)
........................ 87,913 222,835
Saipem SpA ............................ 24,738 91,364
SOL SpA .............................. 6,118 329,239
Technogym SpA
(d)
........................ 17,583 367,184
Telecom Italia SpA
(b)
....................... 2,476,859 1,680,135
24,994,525
a
Japan  —  24 .0%
77 Bank Ltd. (The) ........................ 39,900 2,191,289
A&D Holon Holdings Co. Ltd. ................. 13,300 196,463
Abalance Corp.
(a)
......................... 13,300 49,194
AD Works Group Co. Ltd.
(a)
.................. 13,300 38,120
ADEKA Corp. ........................... 26,600 790,667
Ahresty Corp. ........................... 13,300 71,202
Aichi Corp. ............................. 93,100 820,818
Aizawa Securities Group Co. Ltd. .............. 26,600 244,250
Alpen Co. Ltd. ........................... 13,300 186,647
AlphaPolis Co. Ltd. ....................... 26,600 268,882
Amano Corp. ........................... 26,600 675,097
Ambition Dx Holdings Co. Ltd. ................ 13,300 198,654
Amiya Corp.
(a)
........................... 13,300 249,514
Amiyaki Tei Co. Ltd. ....................... 39,900 358,216
and ST HD Co. Ltd. ....................... 16,100 289,745
Aoyama Trading Co. Ltd. .................... 27,300 463,377
ARE Holdings, Inc. ........................ 13,300 311,794

iShares
®
International Small-Cap Equity Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
23
Schedule of Investments
Security Shares Value
a
Japan (continued)
Artience Co. Ltd. ......................... 17,800 $ 426,743
Artner Co. Ltd.
(a)
......................... 26,600 356,670
ASAHI YUKIZAI CORP. .................... 26,600 929,397
ASIRO, Inc.
(a)
........................... 13,300 156,069
ASKA Pharmaceutical Holdings Co. Ltd. ......... 26,600 430,151
ASKUL Corp. ........................... 26,600 234,945
BASE, Inc. ............................. 159,600 339,333
Billing System Corp. ....................... 13,300 84,184
BML, Inc. .............................. 5,200 131,596
Business Engineering Corp. ................. 29,900 277,209
Careerlink Co. Ltd. ........................ 13,300 227,159
Chugoku Marine Paints Ltd. .................. 39,900 1,125,336
Citizen Watch Co. Ltd. ..................... 26,600 235,096
CKD Corp. ............................. 13,300 354,766
Cosel Co. Ltd. ........................... 53,200 401,215
Cybozu, Inc. ............................ 13,300 205,120
Daicel Corp. ............................ 66,500 627,773
Daido Steel Co. Ltd. ....................... 26,600 341,699
Daidoh Ltd.
(a)
............................ 56,100 490,755
Daihen Corp. ........................... 2,400 180,962
Daiwa Industries Ltd. ...................... 42,200 424,383
Daiwa Securities Living Investments Corp. , Class A .. 532 394,809
Daiwabo Holdings Co. Ltd. .................. 13,300 261,556
DeNA Co. Ltd. ........................... 4,000 65,596
Dentsu Soken, Inc. ........................ 39,900 628,947
Dexerials Corp. .......................... 39,900 700,015
Digital Arts, Inc. .......................... 4,600 167,071
DMG Mori Co. Ltd. ........................ 26,600 469,443
Dowa Holdings Co. Ltd. .................... 900 53,305
DTS Corp. ............................. 172,900 1,408,529
Endo Lighting Corp. ....................... 26,600 409,368
Eternal Hospitality Group Co. Ltd. .............. 19,000 433,528
Financial Partners Group Co. Ltd. .............. 66,500 873,640
Focus Systems Corp. ...................... 26,600 315,925
For Startups, Inc.
(b)
........................ 26,600 159,490
Freee KK
(a) (b)
............................ 13,300 233,754
Frontier Real Estate Investment Corp. ........... 399 235,062
Fujimi, Inc. ............................. 13,300 235,100
Fukuda Denshi Co. Ltd. .................... 4,200 230,302
Furuno Electric Co. Ltd. .................... 13,300 613,818
Fuyo General Lease Co. Ltd. ................. 39,900 1,122,065
G-7 Holdings, Inc. ........................ 13,300 125,574
Genki Global Dining Concepts Corp. ............ 13,300 267,331
Geo Holdings Corp. ....................... 13,300 156,674
Global One Real Estate Investment Corp. ........ 156 137,640
GMO Financial Holdings, Inc. ................. 26,600 153,078
GMO internet group, Inc. .................... 27,200 677,856
GMO Internet, Inc. ........................ 66,500 312,359
GREE Holdings, Inc. ...................... 13,300 34,863
H.U. Group Holdings, Inc. ................... 5,400 112,163
H2O Retailing Corp. ....................... 13,300 182,128
Hakuto Co. Ltd. .......................... 1,100 29,533
Hanwa Co. Ltd. .......................... 3,400 172,904
Heiwa Real Estate Co. Ltd. .................. 39,900 583,867
Hibiya Engineering Ltd. ..................... 4,000 124,578
Hioki EE Corp. .......................... 3,800 151,339
Hirakawa Hewtech Corp. .................... 13,300 236,812
Hokkaido Electric Power Co., Inc. .............. 93,100 631,835
Hokko Chemical Industry Co. Ltd. .............. 13,300 150,707
Hokuetsu Corp. .......................... 30,000 176,337
Hokuhoku Financial Group, Inc. ............... 51,300 1,763,121
Hosiden Corp. ........................... 13,300 221,565
Human Technologies, Inc. ................... 13,300 156,969
Ichibanya Co. Ltd. ........................ 13,300 77,124
Security Shares Value
a
Japan (continued)
Ichinen Holdings Co. Ltd. ................... 13,300 $ 181,560
Idec Corp. ............................. 5,200 96,916
I'll, Inc. ................................ 13,300 213,500
i-mobile Co. Ltd. ......................... 66,500 222,974
IMV Corp. .............................. 26,600 495,547
Inabata & Co. Ltd. ........................ 26,600 673,259
Insource Co. Ltd.
(a)
........................ 53,200 249,552
Intermestic, Inc. .......................... 26,600 308,404
Ise Chemicals Corp. ....................... 13,300 511,043
Iseki & Co. Ltd.
(a)
......................... 53,200 615,565
Itochu-Shokuhin Co. Ltd. .................... 13,900 992,918
Itoki Corp. .............................. 60,900 1,027,159
JAFCO Group Co. Ltd. ..................... 39,900 629,869
Japan Communications, Inc.
(b)
................ 79,800 73,720
Japan Investment Adviser Co. Ltd. ............. 39,900 574,795
Japan Logistics Fund, Inc. ................... 532 347,554
Japan Petroleum Exploration Co. Ltd. ........... 106,400 1,309,965
Japan PropTech Co. Ltd. .................... 13,300 54,842
Japan Pulp & Paper Co. Ltd. ................. 188,900 1,177,241
Japan Securities Finance Co. Ltd. ............. 53,200 731,770
JCU Corp. ............................. 13,300 486,145
Jeol Ltd. ............................... 900 36,309
JP-Holdings, Inc.
(a)
........................ 95,500 432,202
Juki Corp. .............................. 79,800 277,375
Justsystems Corp. ........................ 13,300 410,794
JVCKenwood Corp. ....................... 106,400 864,808
Kagome Co. Ltd. ......................... 13,300 235,524
Kakaku.com, Inc. ......................... 11,400 155,589
Kamei Corp. ............................ 66,500 1,327,818
Kanadevia Corp. ......................... 56,100 370,412
Kappa Create Co. Ltd.
(a)
.................... 26,600 271,274
Keihanshin Building Co. Ltd. ................. 69,500 861,862
Kissei Pharmaceutical Co. Ltd. ................ 3,500 104,248
Kitahama Capital Partners Co. Ltd.
(a) (b)
........... 318,200 78,131
Kitz Corp. .............................. 107,600 1,404,349
Kokuyo Co. Ltd. .......................... 146,300 857,165
Komori Corp. ........................... 26,600 288,727
Konishi Co. Ltd. .......................... 41,700 351,768
Koshidaka Holdings Co. Ltd. ................. 17,600 135,893
Kotobuki Spirits Co. Ltd. .................... 54,400 631,793
KPP Group Holdings Co. Ltd. ................. 135,300 773,294
Kraftia Corp. ............................ 3,800 198,176
kubell Co. Ltd.
(a) (b)
......................... 53,200 121,949
Kurabo Industries Ltd. ..................... 26,600 1,562,684
Kurimoto Ltd. ........................... 26,600 295,405
Kyorin Pharmaceutical Co. Ltd. ............... 26,600 279,183
Kyushu Financial Group, Inc. ................. 66,500 498,475
LaSalle Logiport REIT ...................... 1,197 1,214,902
Life Corp. .............................. 68,700 1,133,754
Macnica Holdings, Inc. ..................... 15,100 258,898
Mani, Inc. .............................. 13,300 131,215
Maruchiyo Yamaokaya Corp.
(a)
................ 13,300 282,850
Maruichi Steel Tube Ltd. .................... 159,600 1,581,456
Maruwa Co. Ltd. ......................... 1,600 491,931
Maruzen Showa Unyu Co. Ltd. ................ 13,300 723,539
Max Co. Ltd. ............................ 16,200 685,038
MEITEC Group Holdings, Inc. ................ 30,000 671,066
Metaplanet, Inc.
(a) (b)
....................... 79,800 225,233
Micronics Japan Co. Ltd. .................... 15,900 919,316
MIMAKI ENGINEERING CO. LTD. ............. 26,600 304,153
Mitsubishi Logistics Corp. ................... 40,000 341,678
Mitsubishi Materials Corp. ................... 13,300 382,562
Mitsubishi Paper Mills Ltd.
(a)
.................. 53,200 229,688
Mitsubishi Steel Manufacturing Co. Ltd. .......... 13,300 161,657

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
24
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
Mitsui DM Sugar Co. Ltd. ................... 4,000 $ 86,948
Mitsui E&S Co. Ltd. ....................... 13,300 591,039
Mitsui Matsushima Holdings Co. Ltd. ............ 66,500 614,874
Mizuho Leasing Co. Ltd. .................... 13,300 122,795
Mizuho Medy Co. Ltd. ...................... 39,900 460,125
Mizuno Corp. ........................... 26,600 551,105
Mochida Pharmaceutical Co. Ltd. .............. 6,000 140,660
Modec, Inc. ............................. 13,300 1,296,982
Monex Group, Inc. ........................ 106,400 488,813
Monogatari Corp. (The) ..................... 16,500 443,052
Mori Hills REIT Investment Corp. , Class A ........ 133 124,784
Mori Trust REIT, Inc. ....................... 2,394 1,202,633
Morinaga & Co. Ltd. ....................... 26,600 465,202
Moriroku Co. Ltd. ......................... 13,300 208,967
MOS Food Services, Inc. ................... 13,900 378,664
MrMax Holdings Ltd. ...................... 39,900 202,847
MTG Co. Ltd. ........................... 13,300 363,634
MTI Ltd. ............................... 13,300 63,315
Mugen Estate Co. Ltd.
(a)
.................... 39,900 538,652
m-up Holdings, Inc. ....................... 133,000 710,676
Nagano Keiki Co. Ltd. ...................... 13,300 229,135
Nagase & Co. Ltd. ........................ 44,200 1,148,786
Nakanishi, Inc. .......................... 13,300 186,479
Netstars Co. Ltd.
(a) (b)
....................... 39,900 231,485
NHK Spring Co. Ltd. ....................... 13,300 241,710
Nichias Corp. ........................... 13,300 667,246
Nihon Kohden Corp. ....................... 26,600 294,897
Nihon Parkerizing Co. Ltd. ................... 39,900 380,360
Nippon Gas Co. Ltd. ....................... 53,200 1,008,939
NIPPON REIT Investment Corp. ............... 1,500 931,792
Nishi-Nippon Financial Holdings, Inc. ........... 94,800 2,296,155
Nisshin Oillio Group Ltd. (The) ................ 3,300 120,485
Nisshinbo Holdings, Inc. .................... 13,300 123,313
Nissui Corp. ............................ 119,700 1,009,077
Nittetsu Mining Co. Ltd. ..................... 79,800 1,851,780
Nitto Kogyo Corp. ........................ 13,300 355,810
Nomura Co. Ltd. ......................... 53,200 470,228
Nomura Micro Science Co. Ltd.
(a)
.............. 13,300 300,549
North Pacific Bank Ltd. ..................... 79,800 476,733
NSD Co. Ltd. ........................... 53,200 1,116,578
Obara Group, Inc. ........................ 4,700 114,816
Ohsho Food Service Corp. .................. 5,900 120,131
Okamoto Machine Tool Works Ltd. ............. 13,300 417,471
Okamura Corp. .......................... 2,300 35,301
Okasan Securities Group, Inc. ................ 93,100 533,139
Okumura Corp. .......................... 13,300 553,897
Okuwa Co. Ltd. .......................... 13,300 74,855
Onward Holdings Co. Ltd. ................... 106,400 504,596
Organo Corp. ........................... 14,600 1,541,634
Osaka Steel Co. Ltd. ...................... 13,300 270,889
OSAKA Titanium Technologies Co. Ltd. .......... 13,300 198,056
Osaki Electric Co. Ltd. ..................... 26,600 213,743
OSG Corp. ............................. 13,300 224,592
Oyo Corp. .............................. 26,600 495,262
PAL GROUP Holdings Co. Ltd. ................ 53,200 571,034
PeptiDream, Inc.
(b)
........................ 13,300 134,955
Pharma Foods International Co. Ltd. ............ 66,500 289,117
PHC Holdings Corp. ....................... 13,300 93,346
Plaid, Inc.
(a) (b)
............................ 53,200 263,240
Press Kogyo Co. Ltd. ...................... 119,700 676,529
PROGRIT, Inc.
(a)
......................... 13,300 78,498
Property Data Bank, Inc. .................... 13,300 79,245
Quick Co. Ltd. ........................... 79,800 448,829
Rasa Industries Ltd. ....................... 26,600 1,258,715
Security Shares Value
a
Japan (continued)
Rigaku Holdings Corp. ..................... 13,300 $ 103,870
Riken Technos Corp. ...................... 109,800 1,183,546
Riken Vitamin Co. Ltd. ..................... 26,600 534,810
Riso Kagaku Corp. ........................ 26,600 210,009
Round One Corp. ........................ 42,600 300,961
Royal Holdings Co. Ltd.
(a)
................... 10,600 90,822
Saibu Gas Holdings Co. Ltd. ................. 39,900 616,580
Saizeriya Co. Ltd. ........................ 26,600 1,075,999
Sanki Engineering Co. Ltd. .................. 53,200 2,291,875
Sansan, Inc.
(b)
........................... 39,900 385,579
Sansei Technologies, Inc. ................... 28,600 449,418
Santec Holdings Corp.
(a)
.................... 13,300 895,915
Sanyo Denki Co. Ltd. ...................... 6,600 177,458
Sawai Group Holdings Co. Ltd. ............... 11,400 174,862
Science Arts, Inc.
(a) (b)
...................... 13,300 202,536
Seiko Electric Co. Ltd. ..................... 26,600 381,668
Seikoh Giken Co. Ltd. ...................... 13,300 1,144,026
Senshu Electric Co. Ltd. .................... 30,400 1,135,996
Sharingtechnology, Inc. ..................... 66,500 499,782
Shibaura Machine Co. Ltd. .................. 3,800 104,616
Shibaura Mechatronics Corp. ................. 9,200 1,386,976
Shibuya Corp. ........................... 2,800 63,763
Shikoku Kasei Holdings Corp. ................ 27,500 765,756
Shin Nippon Biomedical Laboratories Ltd. ........ 13,300 139,324
Shinmaywa Industries Ltd. ................... 13,300 187,929
SHO-BOND Holdings Co. Ltd. ................ 20,300 182,228
Shofu, Inc. ............................. 13,300 158,384
SIGMAXYZ Holdings, Inc. ................... 26,600 134,393
SKY Perfect JSAT Holdings, Inc. .............. 26,600 384,499
Softfront Holdings KK
(a) (b)
.................... 66,500 85,749
Software Service, Inc. ...................... 1,000 82,642
Solasia Pharma KK
(a) (b)
..................... 770,200 139,803
Soliton Systems KK ....................... 26,600 336,317
St Marc Holdings Co. Ltd. ................... 13,300 241,834
Star Mica Holdings Co. Ltd. .................. 66,500 627,881
StemRIM, Inc.
(a) (b)
......................... 39,900 74,786
Sumiseki Holdings, Inc. ..................... 26,600 115,634
Sumitomo Bakelite Co. Ltd. .................. 5,200 183,144
SWCC Corp. ............................ 2,200 163,968
Systena Corp. ........................... 66,500 218,220
T&S Group, Inc. .......................... 13,300 147,388
Taihei Dengyo Kaisha Ltd. ................... 39,900 576,396
Takara Holdings, Inc. ...................... 54,900 567,022
Takara Standard Co. Ltd. ................... 13,300 253,958
Tama Home Co. Ltd. ...................... 13,300 319,498
Tamron Co. Ltd. .......................... 26,600 177,561
TDC Soft, Inc. ........................... 39,900 316,146
Techfirm Holdings, Inc. ..................... 13,300 58,113
Teikoku Electric Manufacturing Co. Ltd. .......... 39,900 786,370
Terasaki Electric Co. Ltd. .................... 26,600 761,783
Toagosei Co. Ltd. ......................... 13,300 151,175
TOC Co. Ltd. ............................ 79,800 431,929
Tocalo Co. Ltd. .......................... 26,600 445,013
Toho Co. Ltd. ........................... 39,900 330,187
Toho Gas Co. Ltd. ........................ 66,500 2,202,903
Toho Zinc Co. Ltd.
(a) (b)
...................... 39,900 427,208
Tokyo Keiki, Inc. ......................... 13,300 570,971
Tokyo Kiraboshi Financial Group, Inc. ........... 4,000 261,158
Tokyo Seimitsu Co. Ltd. .................... 5,000 453,003
Tokyu REIT, Inc. ......................... 1,596 2,139,453
Tomoe Engineering Co. Ltd. ................. 13,300 166,078
Tomoku Co. Ltd. ......................... 13,300 298,156
Tomy Co. Ltd. ........................... 29,400 519,160
Toshiba TEC Corp. ........................ 1,500 25,226

iShares
®
International Small-Cap Equity Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
25
Schedule of Investments
Security Shares Value
a
Japan (continued)
Toyo Engineering Corp.
(a)
................... 26,600 $ 963,655
Toyo Tanso Co. Ltd. ....................... 3,000 104,817
Toyokumo, Inc. .......................... 13,300 206,853
Transaction Media Networks, Inc.
(a) (b)
............ 66,500 192,504
tripla Co. Ltd.
(a) (b)
......................... 13,300 150,864
TSI Holdings Co. Ltd. ...................... 119,700 816,478
Tsubakimoto Chain Co. ..................... 13,300 204,020
Tsuburaya Fields Holdings, Inc. ............... 26,600 315,152
Tsugami Corp. ........................... 13,300 276,630
Tsumura & Co. .......................... 13,300 351,583
TWOSTONE&Sons
(a)
...................... 39,900 172,370
UACJ Corp. ............................ 26,600 421,012
Uchida Yoko Co. Ltd. ...................... 66,500 893,930
Ulvac, Inc. ............................. 13,300 714,105
U-Next Holdings Co. Ltd. .................... 26,600 320,219
Unite and Grow, Inc. ....................... 13,300 61,043
United Arrows Ltd. ........................ 26,600 414,136
Ushio, Inc. ............................. 14,600 262,459
Visional, Inc.
(b)
........................... 13,300 732,962
Vital KSK Holdings, Inc. .................... 16,200 147,094
Wacom Co. Ltd. .......................... 79,800 386,714
Wakita & Co. Ltd. ......................... 13,300 173,312
Wellnet Corp.
(a)
.......................... 13,300 56,819
Yamaguchi Financial Group, Inc. .............. 79,800 1,271,128
Yamaichi Electronics Co. Ltd. ................. 13,300 505,458
Yodoko Ltd. ............................ 48,300 437,588
Yonex Co. Ltd. ........................... 39,900 841,198
Yoshinoya Holdings Co. Ltd.
(a)
................ 13,300 262,671
Yurtec Corp. ............................ 93,100 1,636,896
ZERIA Pharmaceutical Co. Ltd. ............... 13,300 176,520
139,749,408
a
Netherlands  —  3 .0%
Aalberts N.V. ............................ 8,379 321,741
ABN AMRO Bank N.V., CVA
(d)
................ 147,630 5,439,168
Allfunds Group PLC ....................... 18,753 181,737
Arcadis N.V. ............................ 4,123 185,164
ASR Nederland N.V. ....................... 30,989 2,250,751
BE Semiconductor Industries N.V. ............. 11,922 2,320,538
Corbion N.V. , Class C ...................... 5,757 138,279
CTP N.V.
(d)
............................. 39,001 850,249
Eurocommercial Properties N.V. ............... 7,909 233,309
Flow Traders Ltd.
(b)
........................ 8,442 274,640
Fugro N.V. , Class C ....................... 3,990 55,136
Havas N.V.
(b)
............................ 9,508 196,454
IMCD N.V. ............................. 4,389 410,251
InPost SA
(b)
............................. 36,454 571,373
Koninklijke BAM Groep N.V. ................. 129,409 1,357,203
Koninklijke Heijmans N.V. ................... 3,192 260,085
NSI N.V. ............................... 15,431 338,617
OCI N.V.
(b)
............................. 31,548 126,113
PostNL N.V.
(a)
........................... 79,135 110,816
Signify N.V.
(d)
............................ 53,067 1,126,588
TKH Group N.V. ......................... 5,320 233,466
TomTom N.V.
(b)
.......................... 50,881 382,295
Van Lanschot Kempen N.V. .................. 6,118 370,990
17,734,963
a
New Zealand  —  0 .7%
Argosy Property Ltd. ....................... 384,653 270,488
Genesis Energy Ltd.
(a)
...................... 141,934 207,664
Goodman Property Trust .................... 1,333,066 1,553,106
Kiwi Property Group Ltd. .................... 1,954,725 1,186,802
KMD Brands Ltd.
(b)
........................ 447,545 73,899
Precinct Properties Group ................... 114,017 79,977
Security Shares Value
a
New Zealand (continued)
SKY Network Television Ltd.
(a)
................ 198,303 $ 398,292
Warehouse Group Ltd. (The)
(b)
................ 206,150 90,610
3,860,838
a
Norway  —  1 .3%
Aker Solutions ASA ....................... 101,914 372,399
Atea ASA
(b)
............................. 41,629 666,184
BW LPG Ltd.
(d)
.......................... 32,718 517,947
BW Offshore Ltd. ......................... 36,890 180,035
Cambi ASA
(a)
............................ 57,722 103,990
DNO ASA .............................. 415,226 705,289
Elmera Group ASA
(a) (d)
..................... 64,277 268,307
Elopak ASA ............................ 29,734 154,683
Europris ASA
(d)
.......................... 7,382 67,818
Hoegh Autoliners ASA ..................... 25,137 280,099
Kid ASA
(a) (d)
............................. 30,788 398,418
LINK Mobility Group Holding ASA
(b)
............. 98,850 344,702
Norconsult Norge A.S. ..................... 111,720 526,843
Odfjell SE , Class B , NVS .................... 18,673 252,063
OKEA ASA
(b)
............................ 155,078 378,041
Opera Ltd. , ADR ......................... 24,078 299,049
Petronor E&P ASA
(b)
....................... 196,175 209,768
Rana Gruber ASA ........................ 86,849 700,566
Selvaag Bolig ASA ........................ 50,673 182,055
SpareBank 1 SMN ........................ 26,068 523,769
Veidekke ASA ........................... 8,574 158,007
Xplora Technologies A.S.
(b)
.................. 95,228 537,826
7,827,858
a
Portugal  —  0 .4%
CTT-Correios de Portugal SA ................. 112,784 907,412
REN - Redes Energeticas Nacionais SGPS SA ..... 235,205 959,073
Semapa-Sociedade de Investimento e Gestao ..... 26,334 698,511
2,564,996
a
Singapore  —  2 .2%
Boustead Singapore Ltd. .................... 93,100 142,951
Bumitama Agri Ltd. ........................ 79,800 90,333
CDL Hospitality Trusts ..................... 380,400 259,046
Centurion Corp. Ltd.
(a)
...................... 552,700 660,344
China Sunsine Chemical Holdings Ltd. .......... 226,100 129,933
CNMC Goldmine Holdings Ltd.
(a)
.............. 744,800 809,758
ComfortDelGro Corp. Ltd. ................... 514,300 594,179
Delfi Ltd.
(a)
............................. 438,900 307,779
Digital Core REIT Management Pte Ltd. ......... 348,400 188,174
Far East Hospitality Trust ................... 1,157,100 555,251
Food Empire Holdings Ltd. .................. 345,800 731,797
Golden Agri-Resources Ltd. .................. 2,726,500 618,910
Hong Leong Asia Ltd. ...................... 279,300 753,833
iFAST Corp. Ltd. ......................... 39,900 330,874
IGG, Inc.
(a)
............................. 665,000 313,661
Keppel Infrastructure Trust .................. 764,900 312,289
LHN Ltd.
(a)
............................. 279,300 149,287
Mirxes Holding Co. Ltd.
(a) (b)
.................. 13,300 57,816
NETLINK NBN TRUST ..................... 1,454,300 1,118,798
Parkway Life REIT ........................ 478,800 1,536,493
Riverstone Holdings Ltd.
(a)
................... 393,700 236,847
Samudera Shipping Line Ltd. ................. 79,800 69,692
Sasseur Real Estate Investment Trust ........... 843,700 454,757
Sheng Siong Group Ltd. .................... 141,900 303,507
Straits Trading Co. Ltd. ..................... 302,200 425,738
Tuan Sing Holdings Ltd. .................... 305,900 83,192
UOL Group Ltd. .......................... 66,500 567,948
Valeura Energy, Inc.
(b)
...................... 103,550 768,079

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
26
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Singapore (continued)
Zixin Group Holdings Ltd.
(a) (b)
................. 1,622,600 $ 43,368
12,614,634
a
Spain  —  3 .0%
Acciona SA ............................. 8,113 1,743,612
Acerinox SA ............................ 150,754 2,239,399
Atresmedia Corp. de Medios de Comunicacion SA .. 71,554 445,266
Banco de Sabadell SA ..................... 1,238,496 4,858,351
Bankinter SA ............................ 105,469 1,800,353
Colonial SFL Socimi SA .................... 19,979 123,573
eDreams ODIGEO SA
(b)
.................... 18,776 77,687
Elecnor SA ............................. 7,980 254,361
Fluidra SA ............................. 7,779 226,278
Gestamp Automocion SA
(d)
.................. 72,888 261,328
Grifols SA , Class A ........................ 35,245 450,926
Indra Sistemas SA
(a)
....................... 19,835 1,282,014
Logista Integral SA ........................ 7,624 278,098
Merlin Properties Socimi SA ................. 66,234 985,774
Neinor Homes SA
(b) (d)
...................... 13,874 330,586
Pharma Mar SA .......................... 2,347 219,578
Prosegur Cia de Seguridad SA ................ 63,747 212,204
Puig Brands SA , Class B .................... 48,678 967,878
Sacyr SA .............................. 44,826 210,933
Tubacex SA
(a)
........................... 76,621 313,048
Unicaja Banco SA
(d)
....................... 123,158 422,048
17,703,295
a
Sweden  —  2 .8%
AcadeMedia AB
(d)
......................... 9,634 102,082
Advenica AB ............................ 38,739 87,225
Alleima AB ............................. 66,968 585,283
Ambea AB
(d)
............................ 16,226 247,739
Arjo AB , Class B ......................... 96,435 289,090
Asmodee Group AB , Class B
(b)
................ 8,778 105,328
Atrium Ljungberg AB , Class B ................ 46,170 174,870
Betsson AB , Class B ...................... 101,612 1,193,086
Bilia AB , Class A ......................... 53,067 751,925
BioArctic AB , Class B
(b) (d)
.................... 9,576 343,887
BioGaia AB , Class B ....................... 36,082 443,800
Bonava AB , Class B
(b)
...................... 491,856 720,404
BoneSupport Holding AB
(b) (d)
................. 27,664 574,453
Bravida Holding AB
(d)
...................... 12,548 123,624
Bulten AB .............................. 27,930 155,792
Byggmax Group AB ....................... 14,934 94,801
Careium AB
(b)
........................... 23,674 66,178
Cheffelo AB ............................ 23,674 279,596
Clas Ohlson AB , Class B .................... 34,846 1,193,154
Clavister AB
(a) (b)
.......................... 211,808 92,116
Corem Property Group AB , Class D ............ 11,704 314,356
DIAMYD MEDICAL AB
(b)
.................... 53,998 94,048
Electrolux Professional AB , Class B ............ 35,112 241,936
Elekta AB , Class B ........................ 106,493 684,559
Freemelt Holding AB
(b)
..................... 258,020 46,660
Heba Fastighets AB , Class B ................. 203,630 689,094
Investment AB Oresund .................... 46,032 619,765
Inwido AB .............................. 36,222 623,464
I-Tech AB .............................. 20,632 124,151
Lindab International AB ..................... 15,199 319,517
Net Insight AB , Class B
(a) (b)
.................. 509,523 124,128
New Wave Group AB , Class B ................ 21,812 261,546
Nobia AB
(a) (b)
............................ 662,207 287,531
Nyfosa AB ............................. 66,835 531,316
Peab AB , Class B ........................ 13,212 132,050
Ratos AB , Class B ........................ 9,082 38,819
RaySearch Laboratories AB , Class B ........... 38,703 826,726
Security Shares Value
a
Sweden (continued)
Samhallsbyggnadsbolaget i Norden AB
(a) (b)
........ 911,050 $ 501,728
Scandic Hotels Group AB
(d)
.................. 107,528 1,074,500
SkiStar AB , Class B ....................... 6,587 123,995
Train Alliance AB
(b)
........................ 51,338 116,998
Truecaller AB , Class B ..................... 19,710 34,130
Upsales Technology AB .................... 9,177 30,702
Vitrolife AB ............................. 15,295 199,375
Volati AB .............................. 11,091 118,661
Wallenstam AB , Class B .................... 10,640 48,455
Zinzino AB , Class B
(a)
...................... 15,561 239,554
16,072,197
a
Switzerland  —  5 .7%
Accelleron Industries AG .................... 28,994 2,777,247
Adecco Group AG , Registered ................ 30,989 910,655
ams-OSRAM AG
(b)
........................ 15,694 163,292
Aryzta AG
(b)
............................. 4,607 326,565
Ascom Holding AG ........................ 13,699 95,017
Avolta AG
(b)
............................. 1,154 70,650
Banque Cantonale Vaudoise , Registered ......... 11,661 1,578,085
Belimo Holding AG , Registered ............... 665 727,362
BKW AG .............................. 4,070 769,480
Bucher Industries AG , Registered .............. 2,023 938,478
Burckhardt Compression Holding AG ........... 288 199,108
Cembra Money Bank AG .................... 2,745 350,899
Cie Financiere Tradition SA , Bearer ............ 266 101,334
Clariant AG , Registered
(b)
................... 44,156 408,558
COSMO Pharmaceuticals N.V. ................ 1,995 299,140
dormakaba Holding AG ..................... 5,320 400,078
Dottikon Es Holding AG , Registered
(b)
........... 532 256,335
Emmi AG , Registered ...................... 133 134,742
Ferrexpo PLC
(b)
.......................... 338,542 352,066
Flughafen Zurich AG , Registered .............. 931 289,151
Galenica AG
(d)
........................... 14,497 1,812,090
Georg Fischer AG , Registered ................ 6,189 412,502
Helvetia Baloise Holding AG ................. 8,775 2,225,521
Implenia AG , Registered .................... 11,305 1,082,657
Inficon Holding AG , Registered ................ 4,522 715,609
Kuros Biosciences AG , Registered
(b)
............ 13,433 446,819
Landis+Gyr Group AG
(b)
.................... 5,054 355,038
Logitech International SA , Registered ........... 27,664 2,383,312
Mobimo Holding AG , Registered ............... 399 200,930
OC Oerlikon Corp. AG Pfaffikon , Registered ....... 22,648 103,879
PSP Swiss Property AG , Registered ............ 8,113 1,628,434
R&S Group Holding AG
(b)
................... 7,980 166,495
SFS Group AG .......................... 1,551 227,709
Siegfried Holding AG , Registered
(b)
............. 3,591 441,555
SIG Group AG
(b)
.......................... 32,984 510,375
SKAN Group AG ......................... 1,684 127,297
Sulzer AG , Registered ..................... 3,016 649,849
Swiss Prime Site AG , Registered .............. 6,188 1,053,449
Swissquote Group Holding SA , Registered ........ 4,123 2,347,250
Tecan Group AG , Registered ................. 3,059 538,950
Temenos AG , Registered ................... 9,310 822,760
VAT Group AG
(d)
......................... 3,458 2,236,172
Vontobel Holding AG , Registered .............. 7,714 664,838
VZ Holding AG .......................... 665 130,347
Zehnder Group AG , Registered ............... 8,379 892,224
33,324,303
a
United Arab Emirates  —  0 .1%
VEON Ltd. , NVS , ADR
(a) (b)
................... 12,321 673,219
a

iShares
®
International Small-Cap Equity Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
27
Schedule of Investments
Security Shares Value
a
United Kingdom  —  13 .0%
4imprint Group PLC ....................... 9,709 $ 543,962
Aberdeen Group PLC ...................... 572,698 1,709,955
AG Barr PLC ............................ 7,847 68,473
AJ Bell PLC ............................ 105,868 670,433
Ashmore Group PLC ...................... 63,707 206,252
B&M European Value Retail SA ............... 150,918 364,346
Babcock International Group PLC .............. 31,521 621,482
Baltic Classifieds Group PLC ................. 230,223 641,077
Beazley PLC ............................ 65,702 1,020,716
Bellway PLC ............................ 16,625 618,698
Big Yellow Group PLC ..................... 5,187 73,426
Bloomsbury Publishing PLC ................. 79,534 541,036
Bodycote PLC ........................... 6,322 64,491
Borders & Southern Petroleum PLC
(b)
........... 1,168,139 143,059
Bridgepoint Group PLC
(d)
.................... 126,616 470,977
British Land Co. PLC (The) .................. 382,109 2,179,522
Burberry Group PLC
(b)
..................... 63,574 960,535
Bytes Technology Group PLC ................ 93,898 432,993
Capricorn Energy PLC
(b)
.................... 125,685 445,431
Carnival PLC
(b)
.......................... 38,437 1,141,697
Central Asia Metals PLC .................... 196,840 601,996
Chemring Group PLC ...................... 123,823 846,498
Clarkson PLC ........................... 5,054 290,178
Cohort PLC ............................. 9,975 158,101
Coinshares International Ltd. ................. 57,988 636,503
Computacenter PLC ....................... 32,718 1,497,431
Convatec Group PLC
(d)
..................... 305,368 963,228
Currys PLC ............................. 592,022 1,186,444
DCC PLC .............................. 2,347 148,775
Derwent London PLC ...................... 5,789 153,331
DFS Furniture PLC
(b)
...................... 169,512 458,373
Diploma PLC ........................... 19,684 1,434,012
Domino's Pizza Group PLC .................. 374,927 935,526
Dowlais Group PLC ....................... 49,210 62,718
Drax Group PLC ......................... 106,001 1,306,869
Dunelm Group PLC ....................... 40,202 508,296
EKF Diagnostics Holdings PLC
(b)
.............. 545,965 184,052
Endeavour Mining PLC ..................... 14,364 784,210
Evoke PLC
(a) (b)
........................... 112,427 38,331
FDM Group Holdings PLC ................... 199,130 439,237
Firstgroup PLC .......................... 593,712 1,514,325
Frasers Group PLC
(b)
...................... 52,484 499,960
Frontier Developments PLC
(b)
................ 63,707 415,769
Galliford Try Holdings PLC .................. 105,336 756,120
Games Workshop Group PLC ................ 4,865 1,134,947
Genuit Group PLC ........................ 15,464 70,407
Genus PLC ............................. 7,117 308,472
Gooch & Housego PLC ..................... 7,980 76,079
Grafton Group PLC , CDI .................... 39,522 505,320
Grainger PLC ........................... 44,821 118,982
Great Portland Estates PLC .................. 58,786 300,845
Greatland Resources Ltd.
(b)
.................. 20,506 168,445
Greencore Group PLC ..................... 141,645 561,109
Greggs PLC ............................ 38,836 854,515
Halfords Group PLC ....................... 284,129 583,960
Hammerson PLC ......................... 263,606 1,279,983
Helical PLC ............................. 146,329 386,062
Hill & Smith PLC ......................... 28,329 865,649
Hiscox Ltd. ............................. 13,711 278,873
Hochschild Mining PLC ..................... 115,222 1,039,827
Howden Joinery Group PLC ................. 71,554 819,716
Hunting PLC ............................ 21,156 128,714
IG Group Holdings PLC .................... 58,254 1,080,731
IMI PLC ............................... 5,261 198,667
Security Shares Value
a
United Kingdom (continued)
Immunocore Holdings PLC , ADR
(a) (b)
............ 15,561 $ 506,511
Inchcape PLC ........................... 166,516 1,860,413
International Workplace Group PLC ............ 40,865 138,538
Investec PLC ........................... 193,781 1,612,175
JD Sports Fashion PLC .................... 358,169 400,837
JET2 PLC .............................. 21,812 369,766
Johnson Matthey PLC ..................... 15,070 487,332
Just Group PLC .......................... 100,638 298,158
Kainos Group PLC ........................ 46,550 573,119
Keller Group PLC ........................ 36,575 886,840
Kingfisher PLC .......................... 160,328 738,854
Land Securities Group PLC .................. 203,562 1,816,880
Lion Finance Group PLC .................... 11,571 1,598,642
Man Group PLC ......................... 470,554 1,698,418
Marston's PLC
(b)
......................... 116,665 96,422
MONY Group PLC ........................ 287,054 732,771
Moonpig Group PLC ....................... 21,559 63,278
Morgan Sindall Group PLC .................. 16,625 1,121,517
Nichols PLC ............................ 8,379 116,374
Odfjell Technology Ltd. ..................... 47,614 290,726
OSB Group PLC ......................... 106,465 889,861
Oxford Instruments PLC .................... 12,901 443,975
Pagegroup PLC .......................... 51,604 145,818
Paragon Banking Group PLC ................. 146,034 1,774,452
PayPoint PLC ........................... 23,940 174,195
Pets at Home Group PLC ................... 182,742 511,798
Phoenix Group Holdings PLC ................ 90,573 918,019
Picton Property Income Ltd. .................. 217,749 247,304
Playtech PLC ........................... 66,633 270,734
Plus500 Ltd. ............................ 21,827 1,256,394
QinetiQ Group PLC ....................... 89,425 616,086
Quilter PLC
(d)
........................... 354,578 942,718
Renishaw PLC .......................... 1,729 89,903
Rightmove PLC .......................... 82,593 559,106
RS GROUP PLC ......................... 66,633 611,862
Savills PLC ............................. 42,593 628,282
Serco Group PLC ........................ 30,927 126,984
Shaftesbury Capital PLC .................... 563,920 1,109,384
Softcat PLC ............................ 46,151 903,826
Spire Healthcare Group PLC
(d)
................ 75,544 211,706
SSP Group PLC ......................... 86,629 216,905
St. James's Place PLC ..................... 24,339 508,328
SThree PLC ............................ 74,316 194,881
TBC Bank Group PLC ..................... 13,300 773,291
Telecom Plus PLC ........................ 34,181 624,433
Trainline PLC
(b) (d)
......................... 110,523 309,745
Trustpilot Group PLC
(b) (d)
.................... 289,123 728,735
TUI AG
(b)
.............................. 129,010 1,375,507
Tullow Oil PLC
(a) (b)
........................ 562,489 62,421
Vesuvius PLC ........................... 33,383 209,944
Weir Group PLC (The) ..................... 30,058 1,327,623
WH Smith PLC .......................... 10,959 101,221
Wickes Group PLC ....................... 391,580 1,221,666
Workspace Group PLC ..................... 64,915 372,627
WPP PLC .............................. 68,591 284,531
XPS Pensions Group PLC ................... 87,780 415,594
76,067,577
a
United States  —  0 .2%
Centessa Pharmaceuticals PLC , ADR
(b)
.......... 2,527 62,088
PetroTal Corp. ........................... 1,546,923 431,705
PureTech Health PLC
(b)
..................... 85,253 154,453

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
28
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
United States (continued)
TMC the metals Co., Inc.
(a) (b)
................. 40,784 $ 269,990
918,236
a
Total Common Stocks — 98.7%
(Cost: $ 455,191,726 ) ................................ 575,963,558
a
Preferred Stocks
Germany  —  0 .6%
Draegerwerk AG & Co KGaA , Preference Shares , NVS 6,454 681,536
FUCHS SE , Preference Shares , NVS ........... 14,404 622,640
Jungheinrich AG , Preference Shares , NVS ........ 12,947 557,171
KSB SE & Co. KGaA , Preference Shares , NVS ..... 266 338,362
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 22,876 978,760
STO SE & Co. KGaA , Preference Shares , NVS .... 4,921 689,851
3,868,320
a
Italy  —  0 .1%
Danieli & C Officine Meccaniche SpA , Preference
Shares , NVS .......................... 9,634 497,032
a
Spain  —  0 .1%
Grifols SA , Class B, Preference Shares , NVS ...... 40,386 374,329
a
Sweden  —  0 .0%
Tingsvalvet Fastighets AB , Preference Shares , NVS . 2,349 95,331
a
Total Preferred Stocks — 0.8%
(Cost: $ 4,038,005 ) .................................. 4,835,012
Security Shares Value
a
Investment Companies
Australia  —  0 .1%
Regal Partners Global Investments Ltd. .......... 197,459 $ 337,940
a
Total Investment Companies — 0.1%
(Cost: $ 275,466 ) ................................... 337,940
a
Total Long-Term Investments — 99.6%
(Cost: $ 459,505,197 ) ................................ 581,136,510
a
Short-Term Securities
Money Market Funds  —  3 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(e) (f) (g)
...................... 22,513,862 22,525,119
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(e) (f)
............................. 171,924 171,924
a
Total Short-Term Securities — 3.9%
(Cost: $ 22,693,083 ) ................................. 22,697,043
Total Investments —  103.5%
(Cost: $ 482,198,280 ) ................................ 603,833,553
Liabilities in Excess of Other Assets — ( 3 .5 ) % ............... (20,305,833)
Net Assets — 100.0% ................................. $ 583,527,720
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 15,144,774  $ 7,378,905
(a)
$ —  $ 137  $ 1,303  $ 22,525,119  22,513,862  $ 215,967
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 50,000  121,924
(a)
—  —  —  171,924  171,924  4,148  —
$ —  $ 137  $ 1,303
$ 22,697,043
$ 220,115  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
International Small-Cap Equity Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
29
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Mini TOPIX Index ..................................................................... 24 03/12/26 $ 555 $ 20,717
Mini S&P/TSX 60 Index ................................................................ 7 03/19/26 476 (10,042)
STOXX Europe 600 Index ............................................................... 31 03/20/26 1,122 31,680
$ 42,355
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 52,397 $ — $ — $ — $ 52,397
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 10,042 $ — $ — $ — $ 10,042
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 413,493 $ — $ — $ — $ 413,493
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 14,654 $ — $ — $ — $ 14,654
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 2,644,106
a

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
International Small-Cap Equity Factor ETF
30
2026
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 100,829,064  $ 475,134,494  $ —  $ 575,963,558
Investment Companies ..................................... —  337,940  —  337,940
Preferred Stocks ......................................... 95,331  4,739,681  —  4,835,012
Short-Term Securities
Money Market Funds ...................................... 22,697,043  —  —  22,697,043
$ 123,621,438  $ 480,212,115  $ —  $ 603,833,553
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 52,397  $ —  $ —  $ 52,397
Liabilities
Equity Contracts ........................................... (10,042) —  —  (10,042)
$ 42,355  $ —  $ —  $ 42,355
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI EAFE Min Vol Factor ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
31
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  5 .1%
ANZ Group Holdings Ltd. ................... 326,404 $ 8,303,827
Brambles Ltd. ........................... 1,268,703 19,693,699
Cochlear Ltd. ........................... 38,992 7,267,851
Coles Group Ltd. ......................... 1,686,404 24,916,351
Commonwealth Bank of Australia .............. 227,434 23,544,160
CSL Ltd. ............................... 116,587 14,691,109
Insurance Australia Group Ltd. ................ 2,252,030 11,873,019
Lottery Corp. Ltd. (The) ..................... 2,500,090 8,906,379
Medibank Pvt Ltd. ........................ 9,924,159 31,843,292
National Australia Bank Ltd. .................. 97,133 2,917,818
Origin Energy Ltd. ........................ 794,180 6,513,318
QBE Insurance Group Ltd. .................. 457,835 6,274,983
Sigma Healthcare Ltd.
(a)
.................... 3,660,380 7,843,616
Telstra Group Ltd. ........................ 5,958,827 20,243,895
Transurban Group ........................ 3,913,061 37,850,145
Washington H Soul Pattinson & Co. Ltd. ......... 384,753 10,301,229
Wesfarmers Ltd. ......................... 298,733 17,232,885
Westpac Banking Corp. .................... 203,944 5,479,791
Woolworths Group Ltd. ..................... 204,233 4,382,918
270,080,285
a
Austria  —  0 .3%
OMV AG .............................. 142,672 8,475,819
Verbund AG ............................ 92,998 6,823,774
15,299,593
a
Belgium  —  2 .1%
Anheuser-Busch InBev SA/N.V. ............... 379,520 27,318,992
Argenx SE
(b)
............................ 31,335 26,351,812
Groupe Bruxelles Lambert N.V. ............... 354,689 33,561,555
KBC Group N.V. ......................... 26,798 3,776,254
UCB SA ............................... 64,205 19,564,897
110,573,510
a
Denmark  —  1 .0%
Carlsberg A.S. , Class B .................... 21,172 2,878,315
Coloplast A.S. , Class B ..................... 124,342 10,599,529
Danske Bank A.S. ........................ 124,414 6,338,648
Genmab A.S.
(b)
.......................... 11,767 3,833,518
Novonesis Novozymes B ................... 98,053 6,008,055
Tryg A.S. .............................. 937,565 22,785,649
52,443,714
a
Finland  —  2 .4%
Elisa OYJ .............................. 563,096 24,908,558
Kone OYJ , Class B ....................... 377,135 27,102,759
Nokia OYJ ............................. 1,039,284 6,693,934
Orion OYJ , Class B ....................... 48,550 4,014,990
Sampo OYJ , Class A ...................... 5,891,952 65,708,832
128,429,073
a
France  —  6 .1%
Air Liquide SA ........................... 183,942 34,445,388
BioMerieux ............................. 46,768 5,431,003
Carrefour SA ............................ 168,042 2,752,389
Danone SA ............................. 549,527 43,060,870
Engie SA .............................. 127,686 3,812,245
EssilorLuxottica SA ....................... 38,760 11,848,771
Euronext N.V.
(c)
.......................... 18,000 2,520,967
Getlink SE ............................. 361,000 7,145,777
L'Oreal SA ............................. 7,069 3,247,774
Orange SA ............................. 4,480,738 83,296,995
Sanofi SA .............................. 455,656 42,979,133
Thales SA .............................. 44,237 13,542,078
Security Shares Value
a
France (continued)
TotalEnergies SE ......................... 958,509 $ 69,711,101
323,794,491
a
Germany  —  4 .2%
Allianz SE , Registered ..................... 15,282 6,728,995
Beiersdorf AG ........................... 167,945 20,032,371
Deutsche Boerse AG ...................... 100,539 25,459,007
Deutsche Telekom AG , Registered ............. 1,488,513 49,951,896
E.ON SE .............................. 1,156,267 24,524,231
Fresenius SE & Co. KGaA ................... 44,285 2,477,203
Hannover Rueck SE ....................... 8,694 2,458,224
Merck KGaA ............................ 44,746 6,666,826
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 36,555 22,155,122
QIAGEN N.V. ........................... 575,115 30,492,132
Rheinmetall AG .......................... 3,763 7,973,218
SAP SE ............................... 100,614 20,099,495
Symrise AG ............................ 49,477 4,165,323
223,184,043
a
Hong Kong  —  5 .9%
AIA Group Ltd. .......................... 854,600 9,859,925
BOC Hong Kong Holdings Ltd. ................ 11,998,000 63,181,326
CK Hutchison Holdings Ltd. .................. 404,000 3,257,573
CK Infrastructure Holdings Ltd. ................ 3,152,000 25,888,171
CLP Holdings Ltd. ........................ 5,645,500 53,364,254
HKT Trust & HKT Ltd. , Class SS ............... 19,111,349 28,640,654
Hong Kong & China Gas Co. Ltd.
(a)
............. 23,638,799 22,264,176
Jardine Matheson Holdings Ltd. ............... 117,600 8,570,443
MTR Corp. Ltd.
(a)
......................... 2,862,248 12,656,342
Power Assets Holdings Ltd. .................. 6,778,000 52,575,251
Sino Land Co. Ltd. ........................ 5,402,000 8,129,518
Sun Hung Kai Properties Ltd. ................. 203,000 3,259,954
Swire Pacific Ltd. , Class A ................... 1,770,000 17,080,304
WH Group Ltd.
(c)
......................... 4,131,500 4,875,565
313,603,456
a
Ireland  —  0 .6%
AIB Group PLC .......................... 678,371 7,582,920
Kerry Group PLC , Class A ................... 173,371 15,411,282
Ryanair Holdings PLC ..................... 320,523 10,878,338
33,872,540
a
Israel  —  3 .5%
Bank Hapoalim BM ....................... 2,176,603 53,808,740
Bank Leumi Le-Israel BM ................... 1,471,219 35,367,118
Check Point Software Technologies Ltd.
(a) (b)
....... 126,171 22,648,956
CyberArk Software Ltd.
(b)
.................... 5,119 2,205,419
Elbit Systems Ltd. ........................ 37,960 26,849,048
ICL Group Ltd. ........................... 458,741 2,490,894
Israel Discount Bank Ltd. , Class A ............. 1,398,406 16,475,126
Mizrahi Tefahot Bank Ltd. ................... 322,431 25,223,466
185,068,767
a
Italy  —  3 .1%
Enel SpA .............................. 1,679,710 18,558,356
Eni SpA ............................... 3,186,383 65,126,824
Ferrari N.V. ............................. 39,117 13,047,311
Generali ............................... 340,021 13,869,587
Leonardo SpA ........................... 82,669 5,524,489
Poste Italiane SpA
(c)
....................... 148,261 3,904,921
Recordati Industria Chimica e Farmaceutica SpA ... 41,212 2,270,753
Snam SpA ............................. 2,755,451 18,937,345
Terna - Rete Elettrica Nazionale ............... 1,204,691 13,054,407

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI EAFE Min Vol Factor ETF
(Percentages shown are based on Net Assets)
32
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Italy (continued)
UniCredit SpA ........................... 122,678 $ 10,690,900
164,984,893
a
Japan  —  27 .0%
Aeon Co. Ltd. ........................... 1,477,700 20,211,385
ANA Holdings, Inc. ........................ 806,400 15,656,183
Astellas Pharma, Inc. ...................... 2,417,600 33,628,540
Bandai Namco Holdings, Inc. ................. 107,100 2,779,107
Bridgestone Corp. ........................ 1,473,000 33,163,501
Canon, Inc. ............................. 948,800 28,880,407
Central Japan Railway Co. .................. 1,605,900 44,801,505
Chubu Electric Power Co., Inc. ................ 1,015,500 14,753,797
Chugai Pharmaceutical Co. Ltd. ............... 263,700 15,062,725
Dai Nippon Printing Co. Ltd. ................. 316,600 5,680,501
Daito Trust Construction Co. Ltd. .............. 1,477,300 29,985,384
Daiwa House Industry Co. Ltd. ................ 660,200 22,495,699
East Japan Railway Co. .................... 2,226,200 55,887,060
Fast Retailing Co. Ltd. ..................... 72,600 27,699,283
FUJIFILM Holdings Corp. ................... 205,300 4,100,921
Fujitsu Ltd. ............................. 706,800 19,638,991
Hankyu Hanshin Holdings, Inc. ................ 221,200 6,176,576
Hoya Corp. ............................. 47,000 7,884,523
Idemitsu Kosan Co. Ltd. .................... 802,700 6,811,118
Inpex Corp. ............................. 485,900 10,886,209
ITOCHU Corp. .......................... 1,256,800 16,090,273
Japan Airlines Co. Ltd. ..................... 639,900 12,091,043
Japan Post Bank Co. Ltd. ................... 3,023,300 53,716,187
Japan Post Holdings Co. Ltd. ................. 683,300 8,222,021
Japan Tobacco, Inc. ....................... 1,304,200 47,135,957
Kao Corp. .............................. 871,500 34,862,150
KDDI Corp. ............................. 3,166,600 53,464,798
Keyence Corp. .......................... 29,200 10,712,323
Kirin Holdings Co. Ltd. ..................... 921,600 14,328,339
Kobe Bussan Co. Ltd. ...................... 660,400 16,139,832
Kyocera Corp. ........................... 974,600 14,621,734
Kyowa Kirin Co. Ltd. ....................... 667,100 10,829,767
Mitsubishi Corp. .......................... 876,300 23,280,074
Mitsubishi HC Capital, Inc. ................... 1,092,500 9,534,180
Mitsubishi UFJ Financial Group, Inc. ............ 270,700 4,902,473
Mitsui & Co. Ltd. ......................... 116,700 3,812,009
Mitsui OSK Lines Ltd. ...................... 182,500 5,720,451
MonotaRO Co. Ltd. ....................... 169,200 2,282,330
NEC Corp. ............................. 442,300 14,993,811
Nintendo Co. Ltd. ......................... 28,800 1,783,455
Nippon Building Fund, Inc. ................... 32,757 30,384,910
Nitori Holdings Co. Ltd. ..................... 878,500 15,017,055
Nomura Research Institute Ltd. ............... 463,400 14,096,806
NTT, Inc. .............................. 35,726,500 35,900,817
Obayashi Corp. .......................... 428,800 9,679,441
Obic Co. Ltd. ............................ 1,399,100 38,886,514
Oracle Corp. ............................ 194,600 13,167,616
Oriental Land Co. Ltd. ..................... 811,100 14,199,446
Osaka Gas Co. Ltd. ....................... 601,300 22,574,399
Otsuka Corp. ........................... 1,150,600 22,812,359
Otsuka Holdings Co. Ltd. ................... 538,200 32,221,160
Pan Pacific International Holdings Corp. ......... 3,190,100 18,887,113
Ryohin Keikaku Co. Ltd. .................... 749,600 14,950,619
Secom Co. Ltd. .......................... 1,766,600 64,716,879
Seibu Holdings, Inc. ....................... 116,300 3,081,506
Sekisui Chemical Co. Ltd. ................... 696,000 12,310,417
SG Holdings Co. Ltd. ...................... 1,454,700 14,005,576
Shionogi & Co. Ltd. ....................... 2,331,000 47,993,383
SoftBank Corp. .......................... 40,661,300 55,269,237
Suntory Beverage & Food Ltd. ................ 459,200 14,547,012
Takeda Pharmaceutical Co. Ltd. ............... 2,248,700 76,545,082
Security Shares Value
a
Japan (continued)
Terumo Corp. ........................... 574,700 $ 7,517,795
TIS, Inc. ............................... 752,900 21,908,267
Tokyo Electron Ltd. ....................... 15,400 4,103,466
Tokyo Gas Co. Ltd. ....................... 254,500 11,291,052
Tokyo Metro Co. Ltd. ...................... 254,200 2,714,303
Tokyu Corp. ............................ 1,197,100 13,501,797
Unicharm Corp. .......................... 595,500 3,614,711
West Japan Railway Co. .................... 923,500 18,871,205
Zensho Holdings Co. Ltd. ................... 52,500 2,845,338
ZOZO, Inc. ............................. 912,000 7,532,621
1,429,854,524
a
Netherlands  —  2 .8%
Coca-Cola Europacific Partners PLC ............ 95,099 8,720,578
Heineken N.V. ........................... 143,917 11,880,290
Koninklijke Ahold Delhaize N.V. ............... 1,710,303 66,873,091
Koninklijke KPN N.V. ...................... 11,010,588 53,924,492
Magnum Ice Cream Co. N.V. (The)
(b)
............ 228,047 4,053,109
Wolters Kluwer N.V. ....................... 23,478 2,204,654
147,656,214
a
New Zealand  —  0 .5%
Auckland International Airport Ltd. ............. 2,123,357 10,560,187
Fisher & Paykel Healthcare Corp. Ltd. ........... 357,081 8,341,889
Infratil Ltd. ............................. 974,419 6,482,083
Meridian Energy Ltd. ...................... 858,029 2,910,766
28,294,925
a
Norway  —  1 .4%
Equinor ASA ............................ 2,085,768 56,062,335
Kongsberg Gruppen ASA ................... 296,001 10,167,954
Telenor ASA ............................ 208,485 3,507,042
Yara International ASA ..................... 111,553 5,127,282
74,864,613
a
Portugal  —  0 .6%
Banco Comercial Portugues SA , Class R ......... 2,801,404 3,032,248
Galp Energia SGPS SA , Class B .............. 1,031,308 20,520,584
Jeronimo Martins SGPS SA .................. 272,012 6,414,329
29,967,161
a
Singapore  —  5 .5%
DBS Group Holdings Ltd. ................... 1,799,640 83,651,504
Oversea-Chinese Banking Corp. Ltd. ........... 3,245,599 54,167,555
Singapore Airlines Ltd.
(a)
.................... 2,426,100 12,111,129
Singapore Exchange Ltd. ................... 3,369,919 46,693,950
Singapore Technologies Engineering Ltd. ......... 4,380,900 33,678,555
Singapore Telecommunications Ltd. ............ 5,291,100 19,093,942
United Overseas Bank Ltd. .................. 1,435,500 43,264,731
292,661,366
a
Spain  —  4 .4%
Aena SME SA
(c)
.......................... 787,187 24,448,099
CaixaBank SA ........................... 1,766,890 23,323,258
Endesa SA ............................. 427,861 15,767,755
Iberdrola SA ............................ 3,652,874 82,126,635
Industria de Diseno Textil SA ................. 561,219 36,518,574
Redeia Corp. SA ......................... 1,972,497 34,088,568
Repsol SA ............................. 816,533 16,086,592
232,359,481
a
Sweden  —  0 .5%
Nordea Bank Abp ........................ 1,222,908 23,627,063
a

iShares
®
MSCI EAFE Min Vol Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
33
Schedule of Investments
Security Shares Value
a
Switzerland  —  11 .4%
Alcon AG .............................. 40,001 $ 3,237,772
Banque Cantonale Vaudoise , Registered ......... 151,958 20,564,494
BKW AG .............................. 80,438 15,207,716
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 499 7,171,367
Chocoladefabriken Lindt & Spruengli AG , Registered . 177 26,162,674
Geberit AG , Registered ..................... 10,588 8,084,893
Givaudan SA , Registered ................... 4,280 16,544,287
Helvetia Baloise Holding AG ................. 145,392 36,874,416
Holcim AG
(b)
............................ 103,799 10,698,442
Kuehne + Nagel International AG , Registered ...... 33,791 7,824,718
Nestle SA , Registered ..................... 560,164 53,454,498
Novartis AG , Registered .................... 581,257 86,240,970
Roche Holding AG , Bearer .................. 35,535 16,421,477
Roche Holding AG , NVS .................... 36,192 16,457,934
Schindler Holding AG , Participation Certificates , NVS 12,508 4,826,116
Schindler Holding AG , Registered .............. 109,414 40,240,428
SGS SA , Registered ....................... 106,161 12,777,480
Swiss Prime Site AG , Registered .............. 327,060 55,678,886
Swiss Re AG ............................ 67,749 10,825,192
Swisscom AG , Registered ................... 101,937 83,698,524
Zurich Insurance Group AG .................. 103,007 73,281,421
606,273,705
a
United Kingdom  —  10 .1%
Admiral Group PLC ....................... 186,847 7,031,793
AstraZeneca PLC ........................ 216,129 40,267,885
BAE Systems PLC ........................ 1,827,215 49,603,296
BP PLC ............................... 1,795,861 11,386,760
British American Tobacco PLC ................ 589,945 35,640,707
Compass Group PLC ...................... 1,049,161 31,459,548
GSK PLC .............................. 1,798,363 46,508,654
Haleon PLC ............................ 6,642,620 34,740,239
Imperial Brands PLC ...................... 199,957 8,421,746
London Stock Exchange Group PLC ............ 120,754 13,469,150
Security Shares Value
a
United Kingdom (continued)
National Grid PLC ........................ 1,601,015 $ 27,200,525
Next PLC .............................. 39,460 7,164,313
Pearson PLC ........................... 1,322,817 17,398,945
Reckitt Benckiser Group PLC
(b)
............... 68,700 5,726,825
RELX PLC ............................. 867,154 30,742,359
Sage Group PLC (The) ..................... 514,836 6,751,148
Shell PLC .............................. 1,851,744 71,180,109
Tesco PLC ............................. 3,801,166 22,118,231
Unilever PLC ........................... 1,012,772 68,898,256
535,710,489
a
Total Long-Term Investments — 98.5%
(Cost: $ 4,319,882,758 ) ............................... 5,222,603,906
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(d) (e) (f)
...................... 24,151,453 24,163,529
a
Total Short-Term Securities — 0.5%
(Cost: $ 24,163,275 ) ................................. 24,163,529
Total Investments —  99.0%
(Cost: $ 4,344,046,033 ) ............................... 5,246,767,435
Other Assets Less Liabilities — 1 .0% ...................... 53,673,907
Net Assets — 100.0% ................................. $ 5,300,441,342
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 2,732,324  $ 21,427,295
(a)
$ —  $ 3,656  $ 254  $ 24,163,529  24,151,453  $ 33,427
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares
(c)
...... 970,000  —  (970,000)
(a)
—  —  —  —  25,333  —
$ —  $ 3,656  $ 254
$ 24,163,529
$ 58,760  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI EAFE Min Vol Factor ETF
34
2026
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ........................................................................ 94 03/12/26 $ 21,733 $ 402,882
SPI 200 Index ....................................................................... 100 03/19/26 15,367 200,226
Euro STOXX 50 Index ................................................................. 195 03/20/26 13,755 152,460
FTSE 100 Index ..................................................................... 85 03/20/26 11,883 276,461
2-Year U.S. Treasury Note ............................................................... 73 03/31/26 15,218 (18,933)
$ 1,013,096
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 1,032,029 $ — $ — $ — $ 1,032,029
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ — $ — $ 18,933 $ — $ 18,933
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 4,037,832 $ — $ 16,460 $ — $ 4,054,292
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 194,322 $ — $ (1,920) $ — $ 192,402
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 62,128,898
a

iShares
®
MSCI EAFE Min Vol Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
35
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 107,026,258  $ 5,115,577,648  $ —  $ 5,222,603,906
Short-Term Securities
Money Market Funds ...................................... 24,163,529  —  —  24,163,529
$ 131,189,787  $ 5,115,577,648  $ —  $ 5,246,767,435
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,032,029  $ —  $ —  $ 1,032,029
Liabilities
Interest Rate Contracts ...................................... (18,933) —  —  (18,933)
$ 1,013,096  $ —  $ —  $ 1,013,096
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

36
2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(unaudited)
January 31, 2026
See notes to financial statements.
iShares
Global Equity Factor
ETF
iShares
International Equity
Factor ETF
iShares
International Small-
Cap Equity Factor
ETF
iShares
MSCI EAFE Min Vol
Factor ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
...................................... $ 156,832,759  $ 3,093,436,799  $ 581,136,510  $ 5,222,603,906
Investments, at value — affiliated
(c)
......................................... 713,769  12,621,312  22,697,043  24,163,529
Cash ............................................................. —  —  —  389,597
Cash pledged:
Futures contracts ................................................... 12,000  691,627  132,242  3,961,893
Foreign currency collateral pledged:
(d)
Futures contracts ................................................... —  8,044  2,975  36,742
Foreign currency, at value
(e)
.............................................. 118,477  6,356,684  922,903  9,545,882
Receivables:
Investments sold ................................................... —  —  —  32,547,535
Securities lending income — affiliated ..................................... 1,724  3,635  39,894  6,556
Capital shares sold .................................................. —  10,267  —  —
Dividends — unaffiliated .............................................. 103,162  1,707,176  459,939  5,938,962
Dividends — affiliated ................................................ 596  2,166  766  2,233
Tax reclaims ...................................................... 68,850  3,355,434  805,665  26,001,753
Variation margin on futures contracts ...................................... —  —  8,586  291,676
Foreign withholding tax claims .......................................... 650  —  —  49,864
Total assets ........................................................
157,851,987  3,118,193,144  606,206,523  5,325,540,128
LIABILITIES
Collateral on securities loaned ............................................ 503,884  11,921,140  22,518,611  24,159,618
Payables:
Investments purchased ............................................... —  —  —  12,950
Deferred foreign capital gain tax ......................................... 42,882  —  —  —
Investment advisory fees .............................................. 26,465  384,093  109,405  891,452
Professional fees ................................................... 2,273  70,949  50,787  34,766
Variation margin on futures contracts ...................................... 300  24,939  —  —
Total liabilities .......................................................
575,804  12,401,121  22,678,803  25,098,786
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 157,276,183  $ 3,105,792,023  $ 583,527,720  $ 5,300,441,342
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 111,601,057  $ 2,505,428,287  $ 469,821,725  $ 5,103,659,115
Accumulated earnings ................................................. 45,675,126  600,363,736  113,705,995  196,782,227
NET ASSETS .......................................................
$ 157,276,183  $ 3,105,792,023  $ 583,527,720  $ 5,300,441,342
NET ASSET VALUE
Shares outstanding ................................................... 2,900,000  78,300,000  13,300,000  59,400,000
Net asset value ...................................................... $ 54.23  $ 39.67  $ 43.87  $ 89.23
Shares authorized .................................................... Unlimited Unlimited Unlimited Unlimited
Par value .......................................................... None None None None
(a)
Securities loaned, at value ............................................ $ 485,539  $ 11,183,843  $ 20,664,936  $ 23,583,705
(b)
Investments, at cost — unaffiliated ....................................... $ 108,438,956  $ 2,323,970,097  $ 459,505,197  $ 4,319,882,758
(c)
Investments, at cost — affiliated ......................................... $ 665,541  $ 12,620,567  $ 22,693,083  $ 24,163,275
(d)
Foreign currency collateral pledged, at cost ................................. $ —  $ 7,905  $ 2,989  $ 36,203
(e)
  Foreign currency, at cost .............................................. $ 117,074  $ 6,271,343  $ 916,252  $ 9,460,877

37
Statements of Operations
Statements of Operations
(unaudited)
Six Months Ended January 31, 2026
See notes to financial statements.
iShares
Global Equity Factor
ETF
iShares
International Equity
Factor ETF
iShares
International Small-
Cap Equity Factor
ETF
iShares
MSCI EAFE Min Vol
Factor ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 1,162,702  $ 26,974,412  $ 6,068,147  $ 64,699,806
Dividends — affiliated .............................................. 5,428  15,197  4,148  25,333
Interest — unaffiliated .............................................. 967  13,749  2,341  33,714
Securities lending income — affiliated — net ............................... 6,707  25,029  215,967  33,427
Foreign taxes withheld ............................................. (71,749) (2,029,737) (493,209) (4,482,226)
Foreign withholding tax claims ........................................ —  —  —  1,293,331
Total investment income ..............................................
1,104,055  24,998,650  5,797,394  61,603,385
EXPENSES
Investment advisory ............................................... 154,054  2,025,541  588,255  5,306,708
Commitment costs ................................................ 576  —  —  —
Professional .................................................... —  10,965  26,087  14,789
Interest expense ................................................. 15  89  607  7,264
Total expenses .................................................... 154,645  2,036,595  614,949  5,328,761
Net investment income ...............................................
949,410  22,962,055  5,182,445  56,274,624
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated
(a)
........................................ 2,275,524  27,877,880  6,713,705  34,865,045
Investments — affiliated ........................................... 2,438  1,404  137  3,656
Foreign currency transactions ....................................... (387) (475,541) (35,889) (286,857)
Futures contracts ............................................... 40,074  1,260,106  413,493  4,054,292
In-kind redemptions — unaffiliated
(b)
................................... 1,964,117  —  1,331,784  83,180,982
4,281,766  28,663,849  8,423,230  121,817,118
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
........................................ 12,434,738  425,193,300  63,041,865  354,963,024
Investments — affiliated ........................................... 145  457  1,303  254
Foreign currency translations ....................................... 8,647  430,685  75,726  1,981,319
Futures contracts ............................................... 7,148  242,271  14,654  192,402
12,450,678  425,866,713  63,133,548  357,136,999
Net realized and unrealized gain ........................................
16,732,444  454,530,562  71,556,778  478,954,117
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 17,681,854  $ 477,492,617  $ 76,739,223  $ 535,228,741
(a)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ........... $ (10,016) $ —  $ —  $ —
(b)
See Note 2 of the Notes to Financial Statements.
(c)
Net of reduction in deferred foreign capital gain tax of ........................ $ 9,307  $ —  $ —  $ —

38
2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Global Equity Factor ETF
iShares
International Equity Factor ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 949,410  $ 2,193,442  $ 22,962,055  $ 49,870,049
Net realized gain (loss) ....................................... 4,281,766  6,718,279  28,663,849  (14,524,244)
Net change in unrealized appreciation (depreciation) ................... 12,450,678  11,740,075  425,866,713  196,146,858
Net increase in net assets resulting from operations ......................
17,681,854  20,651,796  477,492,617  231,492,663
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(1,402,866)
(b)
(2,840,900) (39,673,292)
(b)
(52,428,005)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
(5,295,930) 19,002,691  465,518,195  899,051,955
NET ASSETS
Total increase in net assets ...................................... 10,983,058  36,813,587  903,337,520  1,078,116,613
Beginning of period ...........................................
146,293,125  109,479,538  2,202,454,503  1,124,337,890
End of period ...............................................
$ 157,276,183  $ 146,293,125  $ 3,105,792,023  $ 2,202,454,503
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

39
Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
International Small-Cap Equity Factor ETF
iShares
MSCI EAFE Min Vol Factor ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 5,182,445  $ 14,896,714  $ 56,274,624  $ 169,845,338
Net realized gain ........................................... 8,423,230  49,197,128  121,817,118  599,718,623
Net change in unrealized appreciation (depreciation) ................... 63,133,548  258,669  357,136,999  (46,762,917)
Net increase in net assets resulting from operations ......................
76,739,223  64,352,511  535,228,741  722,801,044
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(10,291,125)
(b)
(19,870,416) (70,402,740)
(b)
(172,218,785)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
106,062,542  (190,332,501) (367,877,749) (1,978,898,921)
NET ASSETS
Total increase (decrease) in net assets .............................. 172,510,640  (145,850,406) 96,948,252  (1,428,316,662)
Beginning of period ...........................................
411,017,080  556,867,486  5,203,493,090  6,631,809,752
End of period ...............................................
$ 583,527,720  $ 411,017,080  $ 5,300,441,342  $ 5,203,493,090
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

40
2026
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Global Equity Factor ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period ......
$ 48.76  $ 42.93  $ 36.72  $ 33.22  $ 38.13  $ 29.39
Net investment income
(a)
.............. 0.32  0.84
(b)
0.81  0.83  0.81  0.66
Net realized and unrealized gain (loss)
(c)
....
5.63  6.11  6.41  3.52  (4.99) 8.73
Net increase (decrease) from investment
operations ........................
5.95  6.95  7.22  4.35  (4.18) 9.39
Distributions from net investment income
(d)
.... (0.48)
( e)
(1.12) (1.01) (0.85) (0.73) (0.65)
Net asset value, end of period ...........
$ 54.23  $ 48.76  $ 42.93  $ 36.72  $ 33.22  $ 38.13
Total Return
(f)
– – – – – –
Based on net asset value ...............
12.25%
(g)
16.40%
(b)
19.96% 13.34% (11.08)% 32.16%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses ......................
0.20%
( i )
0.20% 0.20% 0.26% 0.35% 0.35%
Net investment income .................
1.23%
( i )
1.89%
(b)
2.11% 2.50% 2.24% 1.92%
Supplemental Data
Net assets, end of period (000) ...........
$ 157,276  $ 146,293  $ 109,480  $ 124,848  $ 119,592  $ 133,463
Portfolio turnover rate
(j)
.................
11% 25% 24% 112% 51% 48%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2025:
• Net investment income per share by $ 0.01.
• Total return by 0.00%.
• Ratio of net investment income to average net assets by 0.02%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
( i )
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

41
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares International Equity Factor ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period ....
$ 33.63  $ 30.14  $ 27.64  $ 24.62  $ 30.13  $ 23.89
Net investment income
(a)
............ 0.31  1.07
(b)
0.94
(b)
0.90
(b)
0.98  0.79
Net realized and unrealized gain (loss)
(c)
..
6.25  3.41  2.60  2.83  (5.09) 6.35
Net increase (decrease) from investment
operations ......................
6.56  4.48  3.54  3.73  (4.11) 7.14
Distributions from net investment income
(d)
.. (0.52)
( e)
(0.99) (1.04) (0.71) (1.40) (0.90)
Net asset value, end of period .........
$ 39.67  $ 33.63  $ 30.14  $ 27.64  $ 24.62  $ 30.13
Total Return
(f)
– – – – – –
Based on net asset value .............
19.62%
(g)
15.07%
(b)
13.08%
(b)
15.37%
(b)
(13.97)% 29.97%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses ....................
0.15%
( i )
0.16% 0.16% 0.15% 0.25% 0.30%
Total expenses excluding professional fees for
foreign withholding tax claims .........
0.15%
( i )
0.15% 0.15% 0.15% 0.25 % N/A
Net investment income ...............
1.70%
( i )
3.40%
(b)
3.35%
(b)
3.57%
(b)
3.54% 2.89%
Supplemental Data
Net assets, end of period (000) .........
$ 3,105,792  $ 2,202,455  $ 1,124,338  $ 964,761  $ 824,747  $ 897,810
Portfolio turnover rate
(j)
...............
10% 21% 22% 23% 113% 45%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2025, July 31,
2024 and July 31, 2023, respectively:
• Net investment income per share by $0.02, $0.02 and $0.01.
• Total return by 0.05%, 0.08% and 0.03%.
• Ratio of net investment income to average net assets by 0.06%, 0.08% and 0.03%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
( i )
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

42
2026
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares International Small-Cap Equity Factor ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period .....
$ 38.41  $ 33.75  $ 32.07  $ 30.90  $ 37.47  $ 28.44
Net investment income
(a)
............. 0.42  1.13
(b)
1.02  1.15  1.08  0.78
Net realized and unrealized gain (loss)
(c)
...
5.83  5.11  1.96  0.87  (6.15) 9.15
Net increase (decrease) from investment
operations .......................
6.25  6.24  2.98  2.02  (5.07) 9.93
Distributions from net investment income
(d)
... (0.79)
( e)
(1.58) (1.30) (0.85) (1.50) (0.90)
Net asset value, end of period ..........
$ 43.87  $ 38.41  $ 33.75  $ 32.07  $ 30.90  $ 37.47
Total Return
(f)
– – – – – –
Based on net asset value ..............
16.44%
(g)
19.06%
(b)
9.57%
(h)
6.73% (13.81)% 35.22%
Ratios to Average Net Assets
( i )
– – – – – –
Total expenses .....................
0.24%
(j)
0.24% 0.23% 0.28% 0.40% 0.40%
Total expenses excluding professional fees for
foreign withholding tax claims ..........
0.23%
(j)
0.23 % N/A  0.28 % N/A  N/A
Net investment income ................
2.03%
(j)
3.29%
(b)
3.23% 3.79% 3.16% 2.31%
Supplemental Data
Net assets, end of period (000) ..........
$ 583,528  $ 411,017  $ 556,867  $ 618,985  $ 225,589  $ 194,819
Portfolio turnover rate
(k)
................
12% 30% 26% 120% 52% 47%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2025:
• Net investment income per share by $0.01.
• Total return by 0.06%.
• Ratio of net investment income to average net assets by 0.04%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
( i )
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)
Annualized.
(k)
Portfolio turnover rate excludes in-kind transactions, if any.

43
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI EAFE Min Vol Factor ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period .
$ 81.69  $ 73.36  $ 68.83  $ 65.71  $ 77.27  $ 66.79
Net investment income
(a)
......... 0.92
(b)
2.29
(b)
2.08
(b)
2.00
(b)
1.72
(b)
1.79
Net realized and unrealized gain (loss)
(c)
7.79  8.49  4.70  2.93  (11.54) 9.96
Net increase (decrease) from investment
operations ...................
8.71  10.78  6.78  4.93  (9.82) 11.75
Distributions from net investment income
(d)
(1.17)
( e)
(2.45) (2.25) (1.81) (1.74) (1.27)
Net asset value, end of period ......
$ 89.23  $ 81.69  $ 73.36  $ 68.83  $ 65.71  $ 77.27
Total Return
(f)
– – – – – –
Based on net asset value ..........
10.74%
(b)(g)
14.84%
(b)
10.09%
(b)
7.62%
(b)
(12.76)%
(b)
17.61%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses .................
0.20%
( i )
0.20% 0.20% 0.33% 0.32% 0.32%
Total expenses after fees waived .....
0.20%
( i )
0.20% 0.20% 0.20% 0.20% 0.20%
Total expenses excluding professional fees
for foreign withholding tax claims ....
0.20%
( i )
0.20% 0.20% 0.31% 0.32% 0.32%
Net investment income ............
2.12%
(b)( i )
2.99%
(b)
3.03%
(b)
3.08%
(b)
2.36%
(b)
2.48%
Supplemental Data
Net assets, end of period (000) ......
$ 5,300,441  $ 5,203,493  $ 6,631,810  $ 7,722,896  $ 5,933,975  $ 8,631,346
Portfolio turnover rate
(j)
............
11% 24% 23% 25% 23% 25%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2026 and the years ended July 31, 2025, July 31, 2024, July 31, 2023 and July 31, 2022, respectively:
• Net investment income per share by $0.02, $0.04, $0.01, $0.09 and $0.01.
• Total return by 0.03%, 0.06%, 0.03%, 0.13% and 0.02%.
• Ratio of net investment income to average net assets by 0.05%, 0.05%, 0.02%, 0.13% and 0.01%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
( i )
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)
44
2026
iShares Semi-Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
iShares ETF
Diversification
Classification
Global Equity Factor .......................................................................................................... Diversified
International Equity Factor ..................................................................................................... Diversified
International Small-Cap Equity Factor ............................................................................................. Diversified
MSCI EAFE Min Vol Factor ..................................................................................................... Diversified

Notes to Financial Statements
(unaudited) ( continued)
45
Notes to Financial Statements
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(unaudited) (continued)
46
2026
iShares Semi-Annual Financial Statements and Additional Information
4. Securities and Other Investments
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Global Equity Factor
BofA Securities, Inc. .............................................. $ 79,478 $ (78,928) $ — $ 550
Goldman Sachs & Co. LLC ......................................... 16,085 (16,085) — —
J.P. Morgan Securities LLC ......................................... 53,720 (53,720) — —
UBS AG ...................................................... 336,256 (336,256) — —
$ 485,539 $ (484,989)
$ —
$ 550
a
International Equity Factor
Goldman Sachs & Co. LLC ......................................... 314,682 (314,682) — —
HSBC Bank PLC ................................................ 8,139,227 (8,139,227) — —
J.P. Morgan Securities LLC ......................................... 1,942,776 (1,942,776) — —
State Street Bank & Trust Co. ........................................ 787,158 (787,158) — —
$ 11,183,843 $ (11,183,843)
$ —
$ —
a
International Small-Cap Equity Factor
Barclays Bank PLC ............................................... 185,776 (185,776) — —
BNP Paribas SA ................................................. 674,732 (609,954) — 64,778
BofA Securities, Inc. .............................................. 3,652,339 (3,652,339) — —
Citigroup Global Markets, Inc. ........................................ 2,388,168 (2,388,168) — —
Goldman Sachs & Co. LLC ......................................... 10,138,881 (10,138,881) — —
HSBC Bank PLC ................................................ 58,791 (58,791) — —
J.P. Morgan Securities LLC ......................................... 1,645,203 (1,645,203) — —
Jefferies LLC ................................................... 148,788 (148,788) — —
Mizuho Securities USA LLC ......................................... 54,338 (54,338) — —
Scotia Capital (USA), Inc. .......................................... 29,672 (29,672) — —
SG Americas Securities LLC ........................................ 103,516 (103,516) — —
State Street Bank & Trust Co. ........................................ 436,227 (436,227) — —
UBS AG ...................................................... 1,062,937 (1,062,937) — —

Notes to Financial Statements
(unaudited) ( continued)
47
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the
Statement of Operations does not include acquired fund fees and expenses. For the iShares Global Equity Factor ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 29, 2030 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
UBS Securities LLC .............................................. $ 85,568 $ (85,568) $ — $ —
$ 20,664,936 $ (20,600,158)
$ —
$ 64,778
a
MSCI EAFE Min Vol Factor
Barclays Bank PLC ............................................... 133,914 (133,914) — —
BofA Securities, Inc. .............................................. 121,499 (121,499) — —
Citigroup Global Markets, Inc. ........................................ 2,863,128 (2,863,128) — —
Goldman Sachs & Co. LLC ......................................... 2,825,384 (2,825,384) — —
Morgan Stanley ................................................. 17,502,225 (17,502,225) — —
State Street Bank & Trust Co. ........................................ 137,555 (137,555) — —
$ 23,583,705 $ (23,583,705)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of January 31, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
iShares ETF Investment Advisory Fees
Global Equity Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20%
International Equity Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
International Small-Cap Equity Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.23
MSCI EAFE Min Vol Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20

Notes to Financial Statements
(unaudited) (continued)
48
2026
iShares Semi-Annual Financial Statements and Additional Information
For the six months ended January 31, 2026, there were no fees waived by BFA pursuant to these arrangements.
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to November 10, 2025, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended January 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Amounts
Global Equity Factor ......................................................................................................... $ 1,495
International Equity Factor .................................................................................................... 7,627
International Small-Cap Equity Factor ............................................................................................ 48,012
MSCI EAFE Min Vol Factor .................................................................................................... 10,046
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Global Equity Factor ......................................................................
$ 4,506,003 $ 4,591,583 $ 708,662
International Equity Factor .................................................................
44,539,942 22,487,934 1,431,948
International Small-Cap Equity Factor .........................................................
1,314,813 2,180,886 167,651
MSCI EAFE Min Vol Factor .................................................................
170,976,450 166,021,176 2,587,284

Notes to Financial Statements
(unaudited) ( continued)
49
Notes to Financial Statements
7. Purchases and Sales
For the six months ended January 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended January 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of July 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of January 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The iShares Global Equity Factor ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $900 million credit agreement (“Syndicated Credit
Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and
1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund
iShares ETF Purchases Sales
Global Equity Factor ...................................................................................... $ 16,148,369 $ 17,277,142
International Equity Factor ................................................................................. 307,070,297 273,871,723
International Small-Cap Equity Factor ......................................................................... 62,231,776 60,302,582
MSCI EAFE Min Vol Factor ................................................................................. 591,258,720 694,771,404
iShares ETF In-kind Purchases In-kind Sales
Global Equity Factor ........................................................................................ $ — $ 4,409,309
International Equity Factor ................................................................................... 424,524,942 —
International Small-Cap Equity Factor ........................................................................... 105,054,968 4,059,723
MSCI EAFE Min Vol Factor ................................................................................... — 355,723,952
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
Global Equity Factor ..........................................................................................................
$ (6,035,654)
International Equity Factor .....................................................................................................
(177,646,553)
International Small-Cap Equity Factor .............................................................................................
(11,429,566)
MSCI EAFE Min Vol Factor .....................................................................................................
(817,134,294)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Global Equity Factor ............................................... $ 110,026,192  $ 50,617,729  $ (3,089,672) $ 47,528,057
International Equity Factor .......................................... 2,352,110,378  798,939,181  (44,583,961) 754,355,220
International Small-Cap Equity Factor .................................. 486,583,914  139,060,824  (21,768,830) 117,291,994
MSCI EAFE Min Vol Factor .......................................... 4,366,913,671  1,056,811,861  (175,945,001) 880,866,860

Notes to Financial Statements
(unaudited) (continued)
50
2026
iShares Semi-Annual Financial Statements and Additional Information
based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
For the six months ended January 31, 2026, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated
Credit Agreement were as follows:
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund's results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices
iShares ETF
Maximum
Amount
Borrowed
Average
Borrowing
Weighted
Average
Interest Rate
Global Equity Factor .................................................................... $ 230,000 $ 11,871 5.00%

Notes to Financial Statements
(unaudited) ( continued)
51
Notes to Financial Statements
as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which certain Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in
Asia and may affect the value and liquidity of certain of the Funds' investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:

Six Months Ended
01/31/26
Year Ended
07/31/25
iShares ETF Shares  Amount  Shares  Amount
Global Equity Factor
Shares sold ......................................................... —  $ —  950,000  $ 41,267,151
Shares redeemed ..................................................... (100,000) (5,295,930) (500,000) (22,264,460)
(100,000) $ (5,295,930) 450,000  $ 19,002,691
International Equity Factor
Shares sold ......................................................... 12,800,000  $ 465,518,195  28,200,000  $ 899,051,955
Shares redeemed ..................................................... —  —  —  —
12,800,000  $ 465,518,195  28,200,000  $ 899,051,955
International Small-Cap Equity Factor
Shares sold ......................................................... 2,700,000  $ 110,219,025  2,400,000  $ 87,259,386
Shares redeemed ..................................................... (100,000) (4,156,483) (8,200,000) (277,591,887)
2,600,000  $ 106,062,542  (5,800,000) $ (190,332,501)

Notes to Financial Statements
(unaudited) (continued)
52
2026
iShares Semi-Annual Financial Statements and Additional Information
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Foreign Withholding Tax Claims
The iShares Global Equity Factor ETF has filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ
Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statements of Assets and
Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of January 31, 2026 is $650 or $0.00 per share.
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of January 31, 2026 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the
Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.
Assuming there are sufficient foreign taxes paid which the iShares MSCI EAFE Min Vol Factor ETF is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
01/31/26
Year Ended
07/31/25
iShares ETF Shares Amount Shares Amount
MSCI EAFE Min Vol Factor
Shares sold ......................................................... —  $ —  6,500,000  $ 519,901,477
Shares redeemed ..................................................... (4,300,000) (367,877,749) (33,200,000) (2,498,800,398)
(4,300,000) $ (367,877,749) (26,700,000) $ (1,978,898,921)

Additional Information
53
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
54
2026
iShares Semi-Annual Financial Statements and Additional Information
Portfolio Abbreviation
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by STOXX Ltd. or MSCI, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
© 2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

January 31, 2026
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares MSCI USA Momentum Factor ETF | MTUM | Cboe BZX Exchange
iShares MSCI USA Quality Factor ETF | QUAL | Cboe BZX Exchange
iShares MSCI USA Size Factor ETF | SIZE | NYSE Arca
iShares MSCI USA Value Factor ETF | VLUE | Cboe BZX Exchange

Page
2

iShares
®
MSCI USA Momentum Factor ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  6 .2%
Axon Enterprise, Inc.
(a)
..................... 124,442 $ 60,177,663
General Electric Co. ....................... 1,776,894 545,133,310
HEICO Corp. ........................... 68,515 22,672,299
HEICO Corp. , Class A ...................... 103,482 26,345,482
Howmet Aerospace, Inc. .................... 1,114,941 231,996,923
L3Harris Technologies, Inc. .................. 145,845 50,002,958
Rocket Lab Corp.
(a)
....................... 287,030 22,982,492
RTX Corp. ............................. 1,789,342 359,532,488
1,318,843,615
a
Air Freight & Logistics  —  0 .1%
CH Robinson Worldwide, Inc. ................ 77,756 15,158,532
a
Banks  —  7 .4%
Citigroup, Inc. ........................... 2,086,160 241,389,574
JPMorgan Chase & Co. .................... 3,266,300 999,128,507
Wells Fargo & Co. ........................ 3,621,999 327,754,689
1,568,272,770
a
Biotechnology  —  1 .7%
Alnylam Pharmaceuticals, Inc.
(a)
............... 228,852 77,365,707
Gilead Sciences, Inc. ...................... 1,868,686 265,259,978
Insmed, Inc.
(a)
........................... 113,309 17,774,783
360,400,468
a
Broadline Retail  —  0 .2%
eBay, Inc. .............................. 543,967 49,620,670
a
Building Products  —  1 .1%
Johnson Controls International PLC ............ 807,530 96,306,028
Trane Technologies PLC .................... 310,558 130,614,483
226,920,511
a
Capital Markets  —  5 .5%
Bank of New York Mellon Corp. (The) ........... 1,557,981 186,833,081
Cboe Global Markets, Inc. ................... 46,273 12,265,121
Goldman Sachs Group, Inc. (The) ............. 432,748 404,796,807
Interactive Brokers Group, Inc. , Class A .......... 261,011 19,544,504
LPL Financial Holdings, Inc. .................. 31,554 11,501,433
Morgan Stanley .......................... 1,633,517 298,606,907
Nasdaq, Inc. ............................ 674,320 65,334,865
Robinhood Markets, Inc. , Class A
(a)
............. 1,833,008 182,347,636
1,181,230,354
a
Commercial Services & Supplies  —  0 .1%
Rollins, Inc. ............................. 201,987 12,793,857
a
Communications Equipment  —  0 .9%
Arista Networks, Inc.
(a)
..................... 1,120,978 158,887,422
Ciena Corp.
(a)
........................... 169,338 42,641,002
201,528,424
a
Construction & Engineering  —  0 .6%
AECOM ............................... 90,717 8,747,840
Comfort Systems USA, Inc. .................. 28,095 32,087,300
EMCOR Group, Inc. ....................... 20,499 14,774,244
Quanta Services, Inc.
(b)
..................... 148,376 70,423,701
126,033,085
a
Consumer Finance  —  0 .1%
SoFi Technologies, Inc.
(a)
.................... 733,796 16,737,887
a
Security Shares Value
a
Consumer Staples Distribution & Retail  —  2 .5%
Dollar Tree, Inc.
(a)
......................... 111,987 $ 13,168,551
Walmart, Inc. ............................ 4,431,458 527,963,906
541,132,457
a
Electric Utilities  —  1 .2%
Alliant Energy Corp. ....................... 312,436 20,592,657
American Electric Power Co., Inc. .............. 294,236 35,242,117
Entergy Corp. ........................... 1,162,432 111,465,604
Evergy, Inc. ............................. 153,909 11,809,437
Exelon Corp. ............................ 412,659 18,478,870
NRG Energy, Inc. ......................... 395,906 60,427,133
Oklo, Inc. , Class A
(a)
....................... 108,827 8,664,806
266,680,624
a
Electrical Equipment  —  2 .7%
Bloom Energy Corp. , Class A
(a) (b)
.............. 304,842 46,143,934
GE Vernova, Inc. ......................... 654,536 475,435,314
Rockwell Automation, Inc. ................... 30,659 12,927,367
Vertiv Holdings Co. , Class A ................. 250,237 46,589,125
581,095,740
a
Electronic Equipment, Instruments & Components  —  3 .0%
Amphenol Corp. , Class A ................... 2,490,138 358,779,083
Corning, Inc. ............................ 1,757,697 181,482,215
Flex Ltd.
(a)
.............................. 189,014 11,915,443
Jabil, Inc. .............................. 55,586 13,184,443
TE Connectivity PLC ...................... 354,423 78,958,356
644,319,540
a
Entertainment  —  2 .7%
Electronic Arts, Inc. ....................... 66,644 13,590,045
Live Nation Entertainment, Inc.
(a) (b)
............. 86,023 12,512,045
Netflix, Inc.
(a)
............................ 4,322,917 360,920,340
ROBLOX Corp. , Class A
(a)
................... 1,236,322 81,300,535
Take-Two Interactive Software, Inc.
(a)
............ 203,511 44,833,473
Warner Bros Discovery, Inc. , Series A
(a)
.......... 2,491,824 68,624,833
581,781,271
a
Financial Services  —  2 .2%
Visa, Inc. , Class A ........................ 1,426,004 458,930,867
a
Gas Utilities  —  0 .0%
Atmos Energy Corp. ....................... 67,859 11,287,666
a
Health Care Equipment & Supplies  —  1 .0%
Boston Scientific Corp.
(a)
.................... 1,926,179 180,155,522
IDEXX Laboratories, Inc.
(a)
................... 39,218 26,294,100
206,449,622
a
Health Care Providers & Services  —  1 .2%
Cardinal Health, Inc. ....................... 201,480 43,294,022
Cencora, Inc. ........................... 152,925 54,933,719
McKesson Corp. ......................... 185,671 154,331,592
252,559,333
a
Health Care REITs  —  1 .3%
Ventas, Inc. ............................ 877,512 68,156,357
Welltower, Inc. ........................... 1,131,405 213,111,446
281,267,803
a
Hotels, Restaurants & Leisure  —  1 .2%
DoorDash, Inc. , Class A
(a) (b)
.................. 521,335 106,675,568
Royal Caribbean Cruises Ltd. ................ 486,141 157,825,675
264,501,243
a

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI USA Momentum Factor ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Household Durables  —  0 .4%
Garmin Ltd. ............................. 386,301 $ 77,893,734
a
Independent Power and Renewable Electricity Producers  —  0 .6%
Vistra Corp. ............................ 876,034 138,719,984
a
Industrial Conglomerates  —  0 .7%
3M Co. ................................ 977,194 149,667,033
a
Insurance  —  0 .2%
Hartford Insurance Group, Inc. (The) ............ 89,741 12,120,419
Markel Group, Inc.
(a)
....................... 5,757 11,747,965
W R Berkley Corp.
(b)
....................... 157,595 10,807,865
34,676,249
a
Interactive Media & Services  —  10 .4%
Alphabet, Inc. , Class A ..................... 1,809,285 611,538,330
Alphabet, Inc. , Class C , NVS ................. 1,472,254 498,402,147
Meta Platforms, Inc. , Class A ................. 1,512,874 1,083,974,221
Reddit, Inc. , Class A
(a)
...................... 91,338 16,465,501
2,210,380,199
a
IT Services  —  2 .6%
Cloudflare, Inc. , Class A
(a)
................... 365,656 64,849,092
CoreWeave, Inc. , Class A
(a) (b)
................. 138,996 12,953,037
International Business Machines Corp. .......... 1,225,478 375,854,102
Snowflake, Inc. , Class A
(a) (b)
.................. 348,101 67,079,063
Twilio, Inc. , Class A
(a)
...................... 95,168 11,463,937
VeriSign, Inc. ........................... 52,573 12,839,904
545,039,135
a
Machinery  —  2 .5%
Caterpillar, Inc. .......................... 728,039 478,583,717
Cummins, Inc. ........................... 88,016 50,945,421
529,529,138
a
Media  —  0 .3%
EchoStar Corp. , Class A
(a) (b)
.................. 170,895 19,348,732
Fox Corp. , Class A , NVS .................... 396,689 28,871,025
Fox Corp. , Class B ........................ 265,401 17,402,344
65,622,101
a
Metals & Mining  —  0 .6%
Newmont Corp. .......................... 1,096,654 123,209,077
a
Multi-Utilities  —  0 .3%
Ameren Corp. ........................... 113,932 11,766,897
CenterPoint Energy, Inc. .................... 300,762 11,937,244
NiSource, Inc. ........................... 757,394 33,544,980
WEC Energy Group, Inc. .................... 107,445 11,890,938
69,140,059
a
Oil, Gas & Consumable Fuels  —  0 .1%
EQT Corp. ............................. 195,787 11,302,784
a
Pharmaceuticals  —  0 .1%
Royalty Pharma PLC , Class A ................ 300,487 12,524,298
a
Real Estate Management & Development  —  0 .5%
CBRE Group, Inc. , Class A
(a)
................. 689,226 117,395,865
a
Semiconductors & Semiconductor Equipment  —  21 .2%
Advanced Micro Devices, Inc.
(a)
............... 2,691,180 637,083,041
Astera Labs, Inc.
(a)
........................ 77,012 11,599,547
Broadcom, Inc. .......................... 2,946,349 976,125,424
Credo Technology Group Holding Ltd.
(a) (b)
......... 161,111 20,183,986
First Solar, Inc.
(a)
......................... 44,486 10,032,483
Intel Corp.
(a)
............................ 5,271,327 244,958,566
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
KLA Corp. .............................. 160,268 $ 228,853,088
Lam Research Corp. ...................... 2,101,886 490,706,306
Micron Technology, Inc. ..................... 2,148,131 891,216,589
NVIDIA Corp. ........................... 5,170,703 988,276,464
Teradyne, Inc. ........................... 66,492 16,027,897
4,515,063,391
a
Software  —  12 .3%
AppLovin Corp. , Class A
(a)
................... 576,274 272,640,992
Crowdstrike Holdings, Inc. , Class A
(a)
............ 246,649 108,872,102
Intuit, Inc. .............................. 327,044 163,168,792
Microsoft Corp. .......................... 1,960,396 843,538,795
Oracle Corp. ............................ 2,947,128 485,038,326
Palantir Technologies, Inc. , Class A
(a)
........... 5,114,262 749,699,667
Zscaler, Inc.
(a)
........................... 37,431 7,486,574
2,630,445,248
a
Specialty Retail  —  2 .3%
AutoZone, Inc.
(a)
......................... 13,286 49,215,197
Carvana Co. , Class A
(a) (b)
.................... 369,437 148,184,875
O'Reilly Automotive, Inc.
(a)
................... 956,421 94,121,390
TJX Companies, Inc. (The) .................. 1,361,796 204,010,659
495,532,121
a
Technology Hardware, Storage & Peripherals  —  1 .7%
IonQ, Inc.
(a) (b)
............................ 234,390 9,370,912
Pure Storage, Inc. , Class A
(a) (b)
................ 136,560 9,496,383
Seagate Technology Holdings PLC ............. 386,697 157,652,500
Western Digital Corp.
(b)
..................... 704,027 176,168,676
352,688,471
a
Textiles, Apparel & Luxury Goods  —  0 .1%
Tapestry, Inc. ............................ 155,080 19,681,203
a
a
Total Long-Term Investments — 99.8%
(Cost: $ 17,845,960,508 ) .............................. 21,266,056,429
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(c) (d) (e)
...................... 112,203,426 112,259,528
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(c) (d)
............................ 27,518,293 27,518,293
a
Total Short-Term Securities — 0.7%
(Cost: $ 139,776,229 ) ................................ 139,777,821
Total Investments — 100.5%
(Cost: $ 17,985,736,737 ) .............................. 21,405,834,250
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (103,962,772)
Net Assets — 100.0% ................................. $ 21,301,871,478
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI USA Momentum Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
5
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 93,523,650  $ 18,696,311
(a)
$ —  $ 40,586  $ (1,019) $ 112,259,528  112,203,426  $ 112,421
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 20,165,528  7,352,765
(a)
—  —  —  27,518,293  27,518,293  427,591  —
$ —  $ 40,586  $ (1,019)
$ 139,777,821
$ 540,012  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 96 03/20/26 $ 33,436 $ 45,265
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 45,265 $ — $ — $ — $ 45,265
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 2,918,368 $ — $ — $ — $ 2,918,368
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (719,003) $ — $ — $ — $ (719,003)

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI USA Momentum Factor ETF
6
2026
iShares Semi-Annual Financial Statements and Additional Information
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 25,997,700
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 21,266,056,429  $ —  $ —  $ 21,266,056,429
Short-Term Securities
Money Market Funds ...................................... 139,777,821  —  —  139,777,821
$ 21,405,834,250  $ —  $ —  $ 21,405,834,250
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 45,265  $ —  $ —  $ 45,265
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI USA Quality Factor ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .1%
Lockheed Martin Corp. ..................... 864,909 $ 548,542,586
a
Air Freight & Logistics  —  0 .2%
Expeditors International of Washington, Inc. ....... 557,653 89,525,613
a
Beverages  —  1 .4%
Brown-Forman Corp. , Class B , NVS ............ 200,109 5,476,983
Coca-Cola Co. (The) ...................... 4,827,340 361,133,305
Monster Beverage Corp.
(a) (b)
.................. 1,067,584 86,218,084
PepsiCo, Inc. ........................... 1,468,036 225,534,371
678,362,743
a
Biotechnology  —  0 .5%
United Therapeutics Corp.
(a)
.................. 79,313 37,236,661
Vertex Pharmaceuticals, Inc.
(a) (b)
............... 495,617 232,890,428
270,127,089
a
Building Products  —  1 .0%
Carlisle Companies, Inc. .................... 138,977 47,375,870
Lennox International, Inc. ................... 184,456 91,320,476
Trane Technologies PLC .................... 858,731 361,165,084
499,861,430
a
Capital Markets  —  2 .5%
Ameriprise Financial, Inc. ................... 195,220 102,918,032
BlackRock, Inc.
(c)
......................... 273,586 306,126,319
Cboe Global Markets, Inc. ................... 209,298 55,476,528
CME Group, Inc. , Class A ................... 705,714 203,993,689
Moody's Corp. ........................... 355,094 183,072,263
Raymond James Financial, Inc. ............... 345,699 57,337,636
S&P Global, Inc. ......................... 533,760 281,713,190
T Rowe Price Group, Inc. ................... 462,932 48,922,654
Tradeweb Markets, Inc. , Class A ............... 216,990 22,365,159
1,261,925,470
a
Chemicals  —  1 .3%
Linde PLC ............................. 891,530 407,402,464
PPG Industries, Inc. ....................... 363,319 42,010,576
RPM International, Inc. ..................... 218,316 23,351,079
Sherwin-Williams Co. (The) .................. 424,581 150,573,406
623,337,525
a
Commercial Services & Supplies  —  0 .7%
Cintas Corp. ............................ 1,549,689 296,594,977
Rollins, Inc. ............................. 1,151,114 72,911,561
369,506,538
a
Communications Equipment  —  1 .8%
Arista Networks, Inc.
(a)
..................... 4,383,972 621,384,191
F5, Inc.
(a) (b)
............................. 199,415 54,960,768
Motorola Solutions, Inc. .................... 558,429 224,790,010
901,134,969
a
Construction & Engineering  —  0 .6%
Comfort Systems USA, Inc. .................. 149,762 171,043,180
EMCOR Group, Inc. ....................... 198,729 143,229,952
314,273,132
a
Consumer Staples Distribution & Retail  —  2 .4%
Costco Wholesale Corp. .................... 658,526 619,179,072
Walmart, Inc. ............................ 4,757,110 566,762,085
1,185,941,157
a
Security Shares Value
a
Containers & Packaging  —  0 .2%
Avery Dennison Corp. ...................... 140,935 $ 26,144,852
Ball Corp. .............................. 1,032,724 58,731,014
Packaging Corp. of America ................. 156,893 34,916,537
119,792,403
a
Electric Utilities  —  0 .8%
Oklo, Inc. , Class A
(a) (b)
...................... 4,959,460 394,872,205
a
Energy Equipment & Services  —  1 .8%
Halliburton Co. .......................... 7,168,264 240,280,209
SLB Ltd. ............................... 13,983,944 676,543,211
916,823,420
a
Entertainment  —  2 .0%
Electronic Arts, Inc. ....................... 467,901 95,414,372
Netflix, Inc.
(a)
............................ 10,854,890 906,274,766
1,001,689,138
a
Financial Services  —  8 .0%
Berkshire Hathaway, Inc. , Class B
(a)
............ 2,273,744 1,092,602,204
Jack Henry & Associates, Inc. ................ 163,503 29,301,373
Mastercard, Inc. , Class A .................... 2,327,780 1,254,184,586
PayPal Holdings, Inc. ...................... 1,755,649 92,505,146
Visa, Inc. , Class A ........................ 4,765,921 1,533,816,355
4,002,409,664
a
Food Products  —  0 .1%
Hershey Co. (The) ........................ 166,440 32,414,190
a
Gas Utilities  —  1 .1%
Atmos Energy Corp. ....................... 3,235,638 538,216,025
a
Ground Transportation  —  0 .2%
Old Dominion Freight Line, Inc. ............... 705,365 122,169,218
a
Health Care Equipment & Supplies  —  1 .3%
Abbott Laboratories ....................... 3,091,796 337,933,303
Edwards Lifesciences Corp.
(a)
................ 1,007,308 81,954,579
IDEXX Laboratories, Inc.
(a) (b)
................. 254,846 170,864,049
ResMed, Inc. ........................... 281,696 72,764,894
663,516,825
a
Health Care Providers & Services  —  0 .8%
UnitedHealth Group, Inc. .................... 1,410,348 404,671,152
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a) (b)
.............. 255,964 52,196,179
a
Hotels, Restaurants & Leisure  —  1 .2%
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 15,259,662 593,143,062
a
Household Durables  —  2 .5%
DR Horton, Inc. .......................... 2,505,152 372,866,824
Garmin Ltd. ............................. 1,775,657 358,043,477
NVR, Inc.
(a)
............................. 33,914 258,958,147
PulteGroup, Inc. ......................... 2,089,696 261,400,073
1,251,268,521
a
Household Products  —  1 .0%
Procter & Gamble Co. (The) ................. 3,222,224 489,036,936
a
Industrial REITs  —  0 .5%
Prologis, Inc. ............................ 2,059,639 268,906,468
a
Insurance  —  1 .7%
Aflac, Inc. .............................. 838,065 92,983,312
American Financial Group, Inc. ............... 121,654 15,847,867

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI USA Quality Factor ETF
(Percentages shown are based on Net Assets)
8
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Insurance (continued)
Arch Capital Group Ltd.
(a)
................... 622,148 $ 59,751,094
Erie Indemnity Co. , Class A , NVS .............. 62,548 17,701,709
Hartford Insurance Group, Inc. (The) ............ 538,574 72,739,804
Marsh & McLennan Companies, Inc. ............ 783,028 147,358,039
Progressive Corp. (The)
(b)
................... 1,016,494 211,430,752
Travelers Companies, Inc. (The) ............... 414,915 118,047,467
W R Berkley Corp. ........................ 563,182 38,623,022
Willis Towers Watson PLC ................... 170,039 53,982,281
828,465,347
a
Interactive Media & Services  —  8 .4%
Alphabet, Inc. , Class A ..................... 3,352,510 1,133,148,380
Alphabet, Inc. , Class C , NVS ................. 2,816,597 953,502,582
Meta Platforms, Inc. , Class A
(b)
................ 2,911,090 2,085,795,985
4,172,446,947
a
IT Services  —  1 .4%
Accenture PLC , Class A .................... 2,360,531 622,330,393
Gartner, Inc.
(a) (b)
.......................... 345,885 72,500,955
694,831,348
a
Life Sciences Tools & Services  —  0 .1%
Waters Corp.
(a) (b)
......................... 103,962 38,540,793
West Pharmaceutical Services, Inc. ............ 115,076 26,596,365
65,137,158
a
Machinery  —  2 .8%
Caterpillar, Inc. .......................... 1,440,862 947,165,044
Graco, Inc. ............................. 557,541 48,690,055
Illinois Tool Works, Inc. ..................... 1,529,287 399,541,522
1,395,396,621
a
Media  —  0 .1%
Omnicom Group, Inc. ...................... 334,794 25,792,530
a
Metals & Mining  —  0 .4%
Newmont Corp. .......................... 1,948,051 218,863,530
a
Oil, Gas & Consumable Fuels  —  1 .5%
Devon Energy Corp. ....................... 5,077,800 204,178,338
Diamondback Energy, Inc. ................... 1,626,492 266,663,364
Texas Pacific Land Corp. .................... 810,792 282,447,501
753,289,203
a
Pharmaceuticals  —  6 .6%
Eli Lilly & Co. ........................... 1,591,275 1,650,390,866
Johnson & Johnson ....................... 4,260,302 968,153,630
Merck & Co., Inc. ......................... 5,034,055 555,105,245
Zoetis, Inc. , Class A ....................... 986,937 123,189,476
3,296,839,217
a
Professional Services  —  1 .4%
Automatic Data Processing, Inc. ............... 2,116,329 522,352,324
Paychex, Inc. ........................... 1,208,086 124,589,909
Paycom Software, Inc. ..................... 187,329 25,242,583
672,184,816
a
Real Estate Management & Development  —  0 .4%
CBRE Group, Inc. , Class A
(a)
................. 692,410 117,938,195
CoStar Group, Inc.
(a)
....................... 1,050,394 64,599,231
182,537,426
a
Residential REITs  —  0 .3%
American Homes 4 Rent , Class A .............. 744,605 23,321,029
AvalonBay Communities, Inc. ................ 345,075 61,309,475
Security Shares Value
a
Residential REITs (continued)
Equity Residential ........................ 830,594 $ 51,762,618
136,393,122
a
Retail REITs  —  0 .3%
Simon Property Group, Inc. .................. 901,025 172,375,093
a
Semiconductors & Semiconductor Equipment  —  15 .4%
Applied Materials, Inc. ..................... 3,160,423 1,018,667,542
KLA Corp. .............................. 810,995 1,158,052,200
Lam Research Corp. ...................... 6,373,583 1,487,976,687
Monolithic Power Systems, Inc. ............... 221,109 248,559,682
NVIDIA Corp. ........................... 16,617,736 3,176,147,882
QUALCOMM, Inc. ........................ 4,013,613 608,423,595
7,697,827,588
a
Software  —  9 .3%
Adobe, Inc.
(a)
............................ 2,461,845 721,936,046
AppLovin Corp. , Class A
(a)
................... 760,646 359,869,229
Autodesk, Inc.
(a)
.......................... 783,900 198,224,793
Cadence Design Systems, Inc.
(a) (b)
............. 877,261 259,985,070
Fortinet, Inc.
(a) (b)
.......................... 4,567,121 371,124,253
Microsoft Corp. .......................... 6,300,667 2,711,114,003
4,622,253,394
a
Specialized REITs  —  0 .4%
Public Storage ........................... 424,546 117,255,359
VICI Properties, Inc. ....................... 2,400,872 67,416,486
184,671,845
a
Specialty Retail  —  4 .7%
Best Buy Co., Inc. ........................ 2,267,603 147,620,955
TJX Companies, Inc. (The) .................. 10,371,484 1,553,752,018
Ulta Beauty, Inc.
(a) (b)
....................... 473,101 306,266,663
Williams-Sonoma, Inc. ..................... 1,668,232 341,403,679
2,349,043,315
a
Technology Hardware, Storage & Peripherals  —  6 .3%
Apple, Inc. ............................. 11,776,458 3,055,755,322
NetApp, Inc. ............................ 773,447 74,521,618
3,130,276,940
a
Textiles, Apparel & Luxury Goods  —  2 .3%
Deckers Outdoor Corp.
(a)
.................... 2,027,373 241,946,694
Lululemon Athletica, Inc.
(a) (b)
.................. 1,417,966 247,435,067
NIKE, Inc. , Class B ....................... 10,681,220 660,206,208
1,149,587,969
a
Trading Companies & Distributors  —  0 .9%
Fastenal Co. ............................ 4,969,456 215,475,612
WW Grainger, Inc. ........................ 213,803 230,894,412
446,370,024
a
Total Long-Term Investments — 99.8%
(Cost: $ 40,208,661,719 ) .............................. 49,788,247,091

iShares
®
MSCI USA Quality Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(c) (d) (e)
...................... 233,023,955 $ 233,140,466
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(c) (d)
............................ 64,289,778 64,289,778
a
Total Short-Term Securities — 0.6%
(Cost: $ 297,421,242 ) ................................ 297,430,244
Total Investments — 100.4%
(Cost: $ 40,506,082,961 ) .............................. 50,085,677,335
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (215,306,857)
Net Assets — 100.0% ................................. $ 49,870,370,478
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 242,533,069 $ — $ (9,416,736)
(a)
$ 30,666 $ (6,533) $ 233,140,466 233,023,955 $ 296,802
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 70,056,275 — (5,766,497)
(a)
— — 64,289,778 64,289,778 1,505,004 —
BlackRock, Inc. ... 476,631,691 50,685,458 (214,417,801) 67,247,739 (74,020,768) 306,126,319 273,586 3,650,485 —
$ — $ 67,278,405 $ (74,027,301)
$ 603,556,563
$ 5,452,291 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 195 03/20/26 $ 67,916 $ 677,257

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI USA Quality Factor ETF
10
2026
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 677,257 $ — $ — $ — $ 677,257
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 11,978,560 $ — $ — $ — $ 11,978,560
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (3,343,409) $ — $ — $ — $ (3,343,409)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 55,095,581
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 49,788,247,091  $ —  $ —  $ 49,788,247,091
Short-Term Securities
Money Market Funds ...................................... 297,430,244  —  —  297,430,244
$ 50,085,677,335  $ —  $ —  $ 50,085,677,335
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 677,257  $ —  $ —  $ 677,257
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .6%
Axon Enterprise, Inc.
(a)
..................... 1,259 $ 608,827
Boeing Co. (The)
(a)
........................ 3,512 820,825
General Dynamics Corp. .................... 2,003 703,233
General Electric Co. ....................... 2,142 657,144
HEICO Corp. ........................... 968 320,321
HEICO Corp. , Class A ...................... 1,600 407,344
Howmet Aerospace, Inc. .................... 3,423 712,258
L3Harris Technologies, Inc. .................. 2,385 817,697
Lockheed Martin Corp. ..................... 1,523 965,917
Northrop Grumman Corp. ................... 1,261 872,940
Rocket Lab Corp.
(a)
....................... 14,678 1,175,267
RTX Corp. ............................. 3,783 760,118
Textron, Inc. ............................ 9,208 810,857
TransDigm Group, Inc. ..................... 537 766,589
10,399,337
a
Air Freight & Logistics  —  0 .9%
CH Robinson Worldwide, Inc. ................ 4,876 950,576
Expeditors International of Washington, Inc. ....... 5,285 848,454
FedEx Corp. ............................ 2,634 848,807
United Parcel Service, Inc. , Class B ............ 7,252 770,307
3,418,144
a
Automobile Components  —  0 .2%
Aptiv PLC
(a)
............................. 9,100 689,325
a
Automobiles  —  0 .7%
Ford Motor Co. .......................... 53,209 738,541
General Motors Co. ....................... 9,823 825,132
Rivian Automotive, Inc. , Class A
(a) (b)
............. 42,044 620,149
Tesla, Inc.
(a)
............................. 1,461 628,829
2,812,651
a
Banks  —  3 .0%
Bank of America Corp. ..................... 12,269 652,711
Citigroup, Inc. ........................... 6,577 761,025
Citizens Financial Group, Inc. ................ 13,983 880,649
Fifth Third Bancorp ....................... 16,876 847,513
First Citizens BancShares, Inc. , Class A
(b)
........ 402 831,967
Huntington Bancshares, Inc. ................. 47,141 824,025
JPMorgan Chase & Co. .................... 2,020 617,898
KeyCorp ............................... 41,635 895,985
M&T Bank Corp. ......................... 3,892 862,350
Pinnacle Financial Partners, Inc. ............... 7,847 746,171
PNC Financial Services Group, Inc. (The) ........ 3,855 860,821
Regions Financial Corp. .................... 29,010 826,785
Truist Financial Corp. ...................... 15,552 799,684
U.S. Bancorp ........................... 14,644 821,675
Wells Fargo & Co. ........................ 7,724 698,945
11,928,204
a
Beverages  —  1 .2%
Brown-Forman Corp. , Class B , NVS ............ 27,644 756,616
Coca-Cola Co. (The) ...................... 9,227 690,272
Constellation Brands, Inc. , Class A ............. 5,672 888,803
Keurig Dr Pepper, Inc. ..................... 26,930 738,959
Monster Beverage Corp.
(a)
................... 9,983 806,227
PepsiCo, Inc. ........................... 4,719 724,980
4,605,857
a
Biotechnology  —  2 .1%
AbbVie, Inc. ............................ 2,853 636,247
Alnylam Pharmaceuticals, Inc.
(a)
............... 1,568 530,078
Amgen, Inc. ............................ 2,018 689,914
Security Shares Value
a
Biotechnology (continued)
Biogen, Inc.
(a)
........................... 4,567 $ 821,558
Gilead Sciences, Inc. ...................... 5,562 789,526
Incyte Corp.
(a)
........................... 6,777 678,174
Insmed, Inc.
(a)
........................... 3,713 582,458
Natera, Inc.
(a)
........................... 3,497 808,297
Neurocrine Biosciences, Inc.
(a)
................ 5,109 695,131
Regeneron Pharmaceuticals, Inc. .............. 1,024 759,245
United Therapeutics Corp.
(a)
.................. 1,602 752,123
Vertex Pharmaceuticals, Inc.
(a)
................ 1,588 746,201
8,488,952
a
Broadline Retail  —  0 .5%
Amazon.com, Inc.
(a)
....................... 2,515 601,840
eBay, Inc. .............................. 8,269 754,298
MercadoLibre, Inc.
(a)
....................... 328 704,475
2,060,613
a
Building Products  —  1 .5%
Allegion PLC ............................ 4,478 740,616
Builders FirstSource, Inc.
(a)
.................. 7,170 820,248
Carlisle Companies, Inc. .................... 2,360 804,500
Carrier Global Corp. ....................... 12,786 761,790
Johnson Controls International PLC ............ 5,707 680,617
Lennox International, Inc. ................... 1,557 770,840
Masco Corp. ............................ 12,057 796,847
Trane Technologies PLC .................... 1,646 692,275
6,067,733
a
Capital Markets  —  4 .7%
Ameriprise Financial, Inc. ................... 1,524 803,438
Ares Management Corp. , Class A .............. 4,733 708,388
Bank of New York Mellon Corp. (The) ........... 6,212 744,943
BlackRock, Inc.
(c)
......................... 629 703,813
Blackstone, Inc. .......................... 4,803 684,043
Carlyle Group, Inc. (The) .................... 13,626 800,936
Cboe Global Markets, Inc. ................... 2,815 746,144
Charles Schwab Corp. (The) ................. 6,940 721,205
CME Group, Inc. , Class A ................... 2,486 718,603
Coinbase Global, Inc. , Class A
(a)
............... 2,308 449,460
Goldman Sachs Group, Inc. (The) ............. 798 746,457
Interactive Brokers Group, Inc. , Class A .......... 10,053 752,769
Intercontinental Exchange, Inc. ............... 4,563 792,958
KKR & Co., Inc. .......................... 5,590 638,713
LPL Financial Holdings, Inc. .................. 1,931 703,849
Moody's Corp. ........................... 1,419 731,580
Morgan Stanley .......................... 3,927 717,856
MSCI, Inc. , Class A ....................... 1,231 749,950
Nasdaq, Inc. ............................ 8,091 783,937
Northern Trust Corp. ....................... 5,566 831,727
Raymond James Financial, Inc. ............... 4,435 735,589
Robinhood Markets, Inc. , Class A
(a)
............. 5,189 516,202
S&P Global, Inc. ......................... 1,382 729,406
State Street Corp. ........................ 6,008 786,207
T Rowe Price Group, Inc. ................... 7,032 743,142
Tradeweb Markets, Inc. , Class A ............... 6,726 693,249
18,734,564
a
Chemicals  —  2 .4%
Air Products and Chemicals, Inc. .............. 2,728 743,380
CF Industries Holdings, Inc. .................. 8,968 836,087
Corteva, Inc. ............................ 10,811 787,041
Dow, Inc. .............................. 33,777 930,556
DuPont de Nemours, Inc. ................... 18,317 804,483
Ecolab, Inc. ............................ 2,692 759,117
International Flavors & Fragrances, Inc. .......... 11,427 797,719

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)
12
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Chemicals (continued)
Linde PLC ............................. 1,573 $ 718,814
LyondellBasell Industries N.V. , Class A .......... 17,512 858,088
PPG Industries, Inc. ....................... 7,566 874,857
RPM International, Inc. ..................... 7,062 755,351
Sherwin-Williams Co. (The) .................. 2,021 716,727
9,582,220
a
Commercial Services & Supplies  —  1 .3%
Cintas Corp. ............................ 3,790 725,368
Copart, Inc.
(a)
........................... 17,406 706,336
Republic Services, Inc. , Class A ............... 3,430 737,759
Rollins, Inc. ............................. 12,492 791,243
Veralto Corp. ............................ 7,504 742,746
Waste Connections, Inc. .................... 4,254 712,970
Waste Management, Inc. .................... 3,431 762,505
5,178,927
a
Communications Equipment  —  1 .0%
Arista Networks, Inc.
(a)
..................... 4,996 708,133
Ciena Corp.
(a)
........................... 3,474 874,788
Cisco Systems, Inc. ....................... 9,009 705,585
F5, Inc.
(a)
.............................. 3,127 861,833
Motorola Solutions, Inc. .................... 1,808 727,792
3,878,131
a
Construction & Engineering  —  0 .7%
AECOM ............................... 5,680 547,722
Comfort Systems USA, Inc. .................. 745 850,865
EMCOR Group, Inc. ....................... 1,137 819,470
Quanta Services, Inc. ...................... 1,573 746,593
2,964,650
a
Construction Materials  —  0 .8%
Amrize Ltd.
(a)
............................ 14,189 746,625
CRH PLC .............................. 6,198 758,697
Martin Marietta Materials, Inc. ................ 1,175 766,041
Vulcan Materials Co. ...................... 2,419 727,007
2,998,370
a
Consumer Finance  —  0 .6%
American Express Co. ..................... 1,811 637,780
Capital One Financial Corp. .................. 3,112 681,310
SoFi Technologies, Inc.
(a)
.................... 22,473 512,609
Synchrony Financial ....................... 9,723 706,182
2,537,881
a
Consumer Staples Distribution & Retail  —  1 .4%
Costco Wholesale Corp. .................... 720 676,980
Dollar General Corp. ...................... 7,085 1,016,201
Dollar Tree, Inc.
(a)
......................... 6,960 818,426
Kroger Co. (The) ......................... 10,976 689,842
Sysco Corp. ............................ 9,583 803,535
Target Corp. ............................ 7,857 828,678
Walmart, Inc. ............................ 6,195 738,072
5,571,734
a
Containers & Packaging  —  1 .3%
Amcor PLC ............................. 17,646 780,836
Avery Dennison Corp. ...................... 4,332 803,629
Ball Corp. .............................. 16,267 925,104
International Paper Co. ..................... 19,467 784,910
Packaging Corp. of America ................. 3,709 825,438
Smurfit Westrock PLC ..................... 20,975 873,189
4,993,106
a
Security Shares Value
a
Distributors  —  0 .2%
Genuine Parts Co. ........................ 5,905 $ 820,736
a
Diversified REITs  —  0 .2%
WP Carey, Inc. .......................... 11,186 780,223
a
Diversified Telecommunication Services  —  0 .6%
AT&T, Inc. .............................. 26,454 693,359
Comcast Corp. , Class A .................... 25,363 754,549
Verizon Communications, Inc. ................ 16,634 740,546
2,188,454
a
Electric Utilities  —  2 .9%
Alliant Energy Corp. ....................... 10,917 719,539
American Electric Power Co., Inc. .............. 5,759 689,784
Constellation Energy Corp. .................. 1,949 547,045
Duke Energy Corp. ....................... 5,622 682,230
Edison International ....................... 12,598 784,603
Entergy Corp. ........................... 7,454 714,764
Evergy, Inc. ............................. 9,772 749,805
Eversource Energy ....................... 9,943 687,360
Exelon Corp. ............................ 15,674 701,882
FirstEnergy Corp. ........................ 15,702 743,333
NextEra Energy, Inc. ...................... 7,873 692,037
NRG Energy, Inc. ......................... 4,305 657,072
Oklo, Inc. , Class A
(a)
....................... 6,745 537,037
PG&E Corp. ............................ 42,982 662,782
PPL Corp. ............................. 19,724 714,995
Southern Co. (The) ....................... 7,541 673,487
Xcel Energy, Inc. ......................... 8,828 671,458
11,629,213
a
Electrical Equipment  —  1 .6%
AMETEK, Inc. ........................... 3,640 815,287
Bloom Energy Corp. , Class A
(a)
................ 5,749 870,226
Eaton Corp. PLC ......................... 1,855 651,884
Emerson Electric Co. ...................... 5,297 778,447
GE Vernova, Inc. ......................... 1,184 860,022
Hubbell, Inc. ............................ 1,620 790,463
Rockwell Automation, Inc. ................... 1,821 767,825
Vertiv Holdings Co. , Class A ................. 4,059 755,705
6,289,859
a
Electronic Equipment, Instruments & Components  —  1 .7%
Amphenol Corp. , Class A ................... 4,782 688,991
CDW Corp. ............................. 5,078 641,808
Corning, Inc. ............................ 7,893 814,952
Flex Ltd.
(a)
.............................. 11,754 740,972
Jabil, Inc. .............................. 3,449 818,068
Keysight Technologies, Inc.
(a)
................. 3,972 859,263
TE Connectivity PLC ...................... 2,822 628,685
Teledyne Technologies, Inc.
(a)
................. 1,421 881,446
Zebra Technologies Corp. , Class A
(a)
............ 2,976 699,301
6,773,486
a
Energy Equipment & Services  —  0 .7%
Baker Hughes Co. , Class A .................. 15,166 849,903
Halliburton Co. .......................... 27,430 919,453
SLB Ltd. ............................... 19,910 963,246
2,732,602
a
Entertainment  —  1 .3%
Electronic Arts, Inc. ....................... 3,531 720,042
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 7,186 625,326
Live Nation Entertainment, Inc.
(a)
.............. 5,198 756,049
Netflix, Inc.
(a)
............................ 5,651 471,802

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
Entertainment (continued)
ROBLOX Corp. , Class A
(a)
................... 6,770 $ 445,195
Take-Two Interactive Software, Inc.
(a)
............ 2,995 659,798
Walt Disney Co. (The) ..................... 5,788 652,886
Warner Bros Discovery, Inc. , Series A
(a)
.......... 31,894 878,361
5,209,459
a
Financial Services  —  2 .5%
Affirm Holdings, Inc. , Class A
(a)
................ 9,330 562,599
Apollo Global Management, Inc. ............... 5,477 736,876
Berkshire Hathaway, Inc. , Class B
(a)
............ 1,327 637,663
Block, Inc. , Class A
(a)
...................... 11,033 666,724
Corpay, Inc.
(a) (b)
.......................... 2,630 827,477
Equitable Holdings, Inc. .................... 11,811 548,030
Fidelity National Information Services, Inc. ........ 11,133 615,098
Fiserv, Inc.
(a)
............................ 11,317 721,232
Global Payments, Inc. ..................... 9,802 703,195
Jack Henry & Associates, Inc. ................ 4,574 819,707
Mastercard, Inc. , Class A .................... 1,204 648,703
PayPal Holdings, Inc. ...................... 10,859 572,161
Rocket Companies, Inc. , Class A .............. 39,878 715,013
Toast, Inc. , Class A
(a)
...................... 19,406 603,721
Visa, Inc. , Class A ........................ 2,000 643,660
10,021,859
a
Food Products  —  2 .0%
Archer-Daniels-Midland Co. .................. 12,710 855,510
Bunge Global SA ......................... 7,706 877,559
General Mills, Inc. ........................ 15,938 737,292
Hershey Co. (The) ........................ 4,061 790,880
Hormel Foods Corp. ....................... 33,965 835,879
J M Smucker Co. (The) ..................... 6,882 721,646
Kraft Heinz Co. (The) ...................... 29,320 696,057
McCormick & Co., Inc. , NVS ................. 11,355 702,080
Mondelez International, Inc. , Class A ............ 12,384 724,092
Tyson Foods, Inc. , Class A .................. 13,730 896,981
7,837,976
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ....................... 4,088 679,998
a
Ground Transportation  —  1 .2%
CSX Corp. ............................. 20,017 755,842
JB Hunt Transport Services, Inc. .............. 4,420 896,023
Norfolk Southern Corp. ..................... 2,480 722,275
Old Dominion Freight Line, Inc. ............... 5,251 909,473
Uber Technologies, Inc.
(a)
................... 7,204 576,680
Union Pacific Corp. ....................... 3,066 720,817
4,581,110
a
Health Care Equipment & Supplies  —  3 .3%
Abbott Laboratories ....................... 5,233 571,967
Baxter International, Inc. .................... 40,991 822,689
Becton Dickinson & Co. .................... 3,705 753,893
Boston Scientific Corp.
(a)
.................... 6,553 612,902
Cooper Companies, Inc. (The)
(a) (b)
.............. 10,388 845,375
Dexcom, Inc.
(a)
.......................... 12,292 897,808
Edwards Lifesciences Corp.
(a)
................ 8,335 678,136
GE HealthCare Technologies, Inc. ............. 9,653 762,297
Hologic, Inc.
(a)
........................... 10,050 753,047
IDEXX Laboratories, Inc.
(a)
................... 991 664,426
Insulet Corp.
(a)
........................... 2,181 557,922
Intuitive Surgical, Inc.
(a)
..................... 1,167 588,425
Medtronic PLC .......................... 7,198 741,106
ResMed, Inc. ........................... 2,856 737,733
Solventum Corp.
(a)
........................ 10,259 789,635
STERIS PLC ............................ 2,732 717,423
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Stryker Corp. ........................... 1,864 $ 688,860
Zimmer Biomet Holdings, Inc. ................ 8,343 726,425
12,910,069
a
Health Care Providers & Services  —  2 .3%
Cardinal Health, Inc. ....................... 3,495 751,006
Cencora, Inc. ........................... 1,937 695,809
Centene Corp.
(a)
......................... 20,642 894,211
Cigna Group (The) ........................ 2,595 711,315
CVS Health Corp. ........................ 8,651 644,673
Elevance Health, Inc. ...................... 2,147 742,304
HCA Healthcare, Inc. ...................... 1,455 710,433
Humana, Inc. ........................... 3,053 595,946
Labcorp Holdings, Inc. ..................... 2,794 758,627
McKesson Corp. ......................... 820 681,592
Quest Diagnostics, Inc. ..................... 3,980 744,379
UnitedHealth Group, Inc. .................... 1,982 568,695
Universal Health Services, Inc. , Class B ......... 3,304 664,963
9,163,953
a
Health Care REITs  —  0 .7%
Alexandria Real Estate Equities, Inc. ............ 14,277 780,095
Healthpeak Properties, Inc. .................. 42,966 740,734
Ventas, Inc. ............................ 9,422 731,807
Welltower, Inc. ........................... 3,584 675,082
2,927,718
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a)
............... 2,396 488,592
a
Hotels, Restaurants & Leisure  —  3 .3%
Airbnb, Inc. , Class A
(a)
...................... 5,772 746,724
Booking Holdings, Inc. ..................... 131 655,241
Carnival Corp.
(a)
.......................... 26,963 809,429
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 22,810 886,625
Darden Restaurants, Inc. ................... 4,219 841,058
Domino's Pizza, Inc. ....................... 1,864 764,855
DoorDash, Inc. , Class A
(a)
................... 3,562 728,856
DraftKings, Inc. , Class A
(a)
................... 23,825 655,426
Expedia Group, Inc. ....................... 2,663 705,269
Flutter Entertainment PLC , Class DI
(a)
........... 3,082 508,992
Hilton Worldwide Holdings, Inc. ............... 2,571 767,469
Hyatt Hotels Corp. , Class A
(b)
................. 4,797 750,107
Las Vegas Sands Corp. .................... 10,688 563,578
Marriott International, Inc. , Class A ............. 2,402 757,351
McDonald's Corp. ........................ 2,194 691,110
Royal Caribbean Cruises Ltd. ................ 2,676 868,763
Starbucks Corp. .......................... 7,914 727,692
Yum! Brands, Inc. ........................ 4,810 747,955
13,176,500
a
Household Durables  —  0 .9%
DR Horton, Inc. .......................... 4,954 737,353
Garmin Ltd. ............................. 3,647 735,381
Lennar Corp. , Class A ...................... 5,925 647,899
NVR, Inc.
(a)
............................. 101 771,209
PulteGroup, Inc. ......................... 6,112 764,550
3,656,392
a
Household Products  —  1 .0%
Church & Dwight Co., Inc. ................... 8,643 831,889
Clorox Co. (The) ......................... 7,250 817,727
Colgate-Palmolive Co. ..................... 8,988 811,526
Kimberly-Clark Corp. ...................... 7,018 701,730

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)
14
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Household Products (continued)
Procter & Gamble Co. (The) ................. 4,470 $ 678,412
3,841,284
a
Independent Power and Renewable Electricity Producers  —  0 .2%
Vistra Corp. ............................ 3,976 629,600
a
Industrial Conglomerates  —  0 .4%
3M Co. ................................ 4,072 623,668
Honeywell International, Inc. ................. 3,412 776,298
1,399,966
a
Industrial REITs  —  0 .2%
Prologis, Inc. ............................ 5,522 720,952
a
Insurance  —  4 .3%
Aflac, Inc. .............................. 6,168 684,340
Allstate Corp. (The) ....................... 3,401 676,765
American Financial Group, Inc. ............... 5,327 693,948
American International Group, Inc. ............. 9,209 689,570
Aon PLC , Class A ........................ 2,014 704,175
Arch Capital Group Ltd.
(a)
................... 7,939 762,462
Arthur J Gallagher & Co. .................... 2,769 690,505
Brown & Brown, Inc. ....................... 9,141 659,066
Chubb Ltd. ............................. 2,343 725,299
Cincinnati Financial Corp. ................... 4,386 705,664
Erie Indemnity Co. , Class A , NVS .............. 2,661 753,090
Everest Group Ltd. ........................ 2,327 770,889
Fidelity National Financial, Inc. ................ 12,804 696,410
Hartford Insurance Group, Inc. (The) ............ 5,438 734,456
Loews Corp. ............................ 7,259 766,333
Markel Group, Inc.
(a)
....................... 351 716,265
Marsh & McLennan Companies, Inc. ............ 3,808 716,627
MetLife, Inc. ............................ 8,871 699,744
Principal Financial Group, Inc. ................ 8,713 825,295
Progressive Corp. (The) .................... 3,101 645,008
Prudential Financial, Inc. .................... 6,694 743,770
Travelers Companies, Inc. (The) ............... 2,475 704,162
W R Berkley Corp. ........................ 9,506 651,921
Willis Towers Watson PLC ................... 2,302 730,816
17,146,580
a
Interactive Media & Services  —  0 .8%
Alphabet, Inc. , Class A ..................... 1,150 388,700
Alphabet, Inc. , Class C , NVS ................. 968 327,697
Meta Platforms, Inc. , Class A ................. 1,029 737,278
Pinterest, Inc. , Class A
(a)
.................... 27,228 602,556
Reddit, Inc. , Class A
(a)
...................... 3,552 640,319
Snap, Inc. , Class A , NVS
(a)
.................. 82,282 570,214
3,266,764
a
IT Services  —  2 .1%
Accenture PLC , Class A .................... 2,771 730,546
Cloudflare, Inc. , Class A
(a)
................... 3,105 550,672
Cognizant Technology Solutions Corp. , Class A ..... 9,645 791,469
CoreWeave, Inc. , Class A
(a) (b)
................. 8,411 783,821
Gartner, Inc.
(a)
........................... 3,232 677,460
GoDaddy, Inc. , Class A
(a)
.................... 5,645 567,435
International Business Machines Corp. .......... 2,118 649,591
MongoDB, Inc. , Class A
(a)
................... 1,993 740,061
Okta, Inc. , Class A
(a)
....................... 8,840 746,803
Snowflake, Inc. , Class A
(a)
................... 2,576 496,395
Twilio, Inc. , Class A
(a)
...................... 5,759 693,729
VeriSign, Inc. ........................... 2,931 715,838
8,143,820
a
Security Shares Value
a
Life Sciences Tools & Services  —  1 .4%
Agilent Technologies, Inc. ................... 4,737 $ 634,047
Danaher Corp. .......................... 3,102 678,997
Illumina, Inc.
(a)
........................... 6,097 882,907
IQVIA Holdings, Inc.
(a)
...................... 3,271 752,821
Mettler-Toledo International, Inc.
(a)
............. 505 693,486
Thermo Fisher Scientific, Inc. ................. 1,143 661,351
Waters Corp.
(a)
.......................... 1,908 707,334
West Pharmaceutical Services, Inc. ............ 2,720 628,646
5,639,589
a
Machinery  —  3 .6%
Caterpillar, Inc. .......................... 1,164 765,167
CNH Industrial N.V. ....................... 73,494 790,796
Cummins, Inc. ........................... 1,472 852,023
Deere & Co. ............................ 1,434 757,152
Dover Corp. ............................ 3,986 803,139
Fortive Corp.
(b)
........................... 14,415 761,256
Graco, Inc. ............................. 9,131 797,410
IDEX Corp. ............................. 4,460 885,533
Illinois Tool Works, Inc. ..................... 2,863 747,987
Ingersoll Rand, Inc. ....................... 9,396 808,902
Nordson Corp. ........................... 3,204 879,594
Otis Worldwide Corp. ...................... 7,995 682,933
PACCAR, Inc. ........................... 7,275 894,170
Parker-Hannifin Corp. ...................... 811 758,966
Pentair PLC ............................ 6,919 729,055
Snap-on, Inc. ........................... 2,192 802,513
Westinghouse Air Brake Technologies Corp. ....... 3,467 797,896
Xylem, Inc. ............................. 4,817 664,120
14,178,612
a
Media  —  1 .2%
Charter Communications, Inc. , Class A
(a) (b)
........ 3,442 709,465
EchoStar Corp. , Class A
(a) (b)
.................. 10,616 1,201,944
Fox Corp. , Class A , NVS .................... 6,702 487,771
Fox Corp. , Class B ........................ 4,819 315,982
News Corp. , Class A , NVS .................. 28,006 757,002
Omnicom Group, Inc. ...................... 10,192 785,192
Trade Desk, Inc. (The) , Class A
(a)
.............. 16,867 511,576
4,768,932
a
Metals & Mining  —  1 .1%
Freeport-McMoRan, Inc. .................... 16,990 1,023,308
Newmont Corp. .......................... 7,534 846,445
Nucor Corp. ............................ 4,892 869,406
Reliance, Inc. ........................... 2,707 891,957
Steel Dynamics, Inc. ....................... 4,674 839,310
4,470,426
a
Mortgage REITs  —  0 .2%
Annaly Capital Management, Inc. .............. 34,683 798,056
a
Multi-Utilities  —  1 .8%
Ameren Corp. ........................... 6,909 713,562
CenterPoint Energy, Inc. .................... 18,530 735,456
CMS Energy Corp. ........................ 9,866 705,320
Consolidated Edison, Inc. ................... 7,211 768,909
Dominion Energy, Inc. ...................... 11,602 698,092
DTE Energy Co. ......................... 5,260 706,839
NiSource, Inc. ........................... 16,870 747,172
Public Service Enterprise Group, Inc. ........... 8,599 708,214
Sempra ............................... 7,633 664,147
WEC Energy Group, Inc. .................... 6,508 720,240
7,167,951
a

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Office REITs  —  0 .2%
BXP, Inc. .............................. 10,567 $ 683,368
a
Oil, Gas & Consumable Fuels  —  3 .7%
Cheniere Energy, Inc. ...................... 3,346 707,746
Chevron Corp. ........................... 4,360 771,284
ConocoPhillips .......................... 7,749 807,678
Coterra Energy, Inc. ....................... 28,099 810,656
Devon Energy Corp. ....................... 21,001 844,450
Diamondback Energy, Inc. ................... 4,910 804,995
EOG Resources, Inc. ...................... 6,554 734,900
EQT Corp. ............................. 11,834 683,177
Expand Energy Corp. ...................... 6,067 681,991
Exxon Mobil Corp. ........................ 5,521 780,669
Kinder Morgan, Inc. ....................... 26,437 806,064
Marathon Petroleum Corp. .................. 3,613 636,575
Occidental Petroleum Corp. .................. 17,309 785,656
ONEOK, Inc. ............................ 10,411 824,447
Phillips 66 .............................. 5,143 738,329
Targa Resources Corp. ..................... 4,220 848,136
Texas Pacific Land Corp. .................... 2,181 759,773
Valero Energy Corp. ....................... 4,022 729,711
Williams Companies, Inc. (The) ............... 11,629 782,167
14,538,404
a
Passenger Airlines  —  0 .4%
Delta Air Lines, Inc. ....................... 11,994 790,284
United Airlines Holdings, Inc.
(a)
................ 7,340 751,029
1,541,313
a
Personal Care Products  —  0 .4%
Estee Lauder Companies, Inc. (The) , Class A ...... 7,913 912,211
Kenvue, Inc. ............................ 43,645 759,423
1,671,634
a
Pharmaceuticals  —  1 .3%
Bristol-Myers Squibb Co. .................... 14,210 782,261
Eli Lilly & Co. ........................... 626 649,256
Johnson & Johnson ....................... 3,354 762,197
Merck & Co., Inc. ......................... 7,360 811,587
Pfizer, Inc. ............................. 26,401 698,042
Royalty Pharma PLC , Class A ................ 19,009 792,295
Zoetis, Inc. , Class A ....................... 5,917 738,560
5,234,198
a
Professional Services  —  1 .9%
Automatic Data Processing, Inc. ............... 2,721 671,597
Booz Allen Hamilton Holding Corp. , Class A ....... 8,987 794,631
Broadridge Financial Solutions, Inc. ............ 3,306 651,646
Equifax, Inc. ............................ 3,540 712,956
Jacobs Solutions, Inc. ...................... 4,869 658,581
Leidos Holdings, Inc. ...................... 3,794 714,334
Paychex, Inc. ........................... 6,426 662,713
Paycom Software, Inc. ..................... 4,567 615,403
SS&C Technologies Holdings, Inc. ............. 8,681 710,887
TransUnion
(b)
............................ 9,045 714,736
Verisk Analytics, Inc. , Class A ................. 3,411 741,756
7,649,240
a
Real Estate Management & Development  —  0 .5%
CBRE Group, Inc. , Class A
(a)
................. 4,620 786,924
CoStar Group, Inc.
(a)
....................... 10,616 652,884
Zillow Group, Inc. , Class C , NVS
(a)
............. 10,359 652,928
2,092,736
a
Security Shares Value
a
Residential REITs  —  1 .7%
American Homes 4 Rent , Class A .............. 23,476 $ 735,268
AvalonBay Communities, Inc. ................ 4,146 736,620
Equity LifeStyle Properties, Inc. ............... 12,204 770,927
Equity Residential ........................ 12,493 778,564
Essex Property Trust, Inc. ................... 2,931 738,231
Invitation Homes, Inc. ...................... 25,719 687,469
Mid-America Apartment Communities, Inc. ........ 5,707 766,450
Sun Communities, Inc. ..................... 5,902 752,092
UDR, Inc. .............................. 21,769 808,718
6,774,339
a
Retail REITs  —  0 .8%
Kimco Realty Corp. ....................... 36,620 771,950
Realty Income Corp. ....................... 12,506 764,867
Regency Centers Corp. .................... 10,829 789,109
Simon Property Group, Inc. .................. 3,862 738,839
3,064,765
a
Semiconductors & Semiconductor Equipment  —  4 .5%
Advanced Micro Devices, Inc.
(a)
............... 2,540 601,294
Analog Devices, Inc. ....................... 2,851 886,319
Applied Materials, Inc. ..................... 2,918 940,530
Astera Labs, Inc.
(a)
........................ 4,648 700,082
Broadcom, Inc. .......................... 1,750 579,775
Credo Technology Group Holding Ltd.
(a)
.......... 4,552 570,275
Entegris, Inc. ............................ 9,015 1,064,401
First Solar, Inc.
(a)
......................... 2,721 613,640
Intel Corp.
(a)
............................ 17,884 831,069
KLA Corp. .............................. 568 811,070
Lam Research Corp. ...................... 4,183 976,563
Marvell Technology, Inc. .................... 7,837 618,496
Microchip Technology, Inc. ................... 13,110 995,311
Micron Technology, Inc. ..................... 2,720 1,128,474
Monolithic Power Systems, Inc. ............... 745 837,492
NVIDIA Corp. ........................... 3,109 594,223
NXP Semiconductors N.V. ................... 3,494 790,133
ON Semiconductor Corp.
(a)
.................. 15,107 904,758
Qnity Electronics, Inc. ...................... 8,051 774,345
QUALCOMM, Inc. ........................ 3,819 578,922
Teradyne, Inc. ........................... 4,078 983,002
Texas Instruments, Inc. ..................... 4,209 907,250
17,687,424
a
Software  —  4 .6%
Adobe, Inc.
(a)
............................ 2,021 592,658
AppLovin Corp. , Class A
(a)
................... 1,153 545,496
Atlassian Corp. , Class A
(a)
................... 4,645 548,946
Autodesk, Inc.
(a)
.......................... 2,322 587,164
Bentley Systems, Inc. , Class B ................ 17,086 600,060
Cadence Design Systems, Inc.
(a)
.............. 2,217 657,030
Crowdstrike Holdings, Inc. , Class A
(a)
............ 1,252 552,639
Datadog, Inc. , Class A
(a)
.................... 3,677 475,510
Docusign, Inc.
(a)
.......................... 10,883 571,793
Dynatrace, Inc.
(a)
......................... 16,144 614,925
Fair Isaac Corp.
(a)
......................... 404 591,121
Fortinet, Inc.
(a)
........................... 8,609 699,567
Gen Digital, Inc. .......................... 27,701 664,547
HubSpot, Inc.
(a)
.......................... 1,878 525,840
Intuit, Inc. .............................. 1,018 507,901
Microsoft Corp. .......................... 1,189 511,615
Nutanix, Inc. , Class A
(a)
..................... 10,947 430,546
Oracle Corp. ............................ 2,845 468,230
Palantir Technologies, Inc. , Class A
(a)
........... 3,548 520,101
Palo Alto Networks, Inc.
(a)
................... 3,229 571,436
PTC, Inc.
(a)
............................. 4,162 649,813

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)
16
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Software (continued)
Roper Technologies, Inc. .................... 1,581 $ 586,915
Salesforce, Inc. .......................... 2,731 579,764
Samsara, Inc. , Class A
(a) (b)
................... 18,655 523,273
ServiceNow, Inc.
(a)
........................ 3,892 455,403
Strategy, Inc. , Class A
(a)
.................... 3,148 471,287
Synopsys, Inc.
(a)
......................... 1,759 818,137
Trimble, Inc.
(a)
........................... 9,068 612,997
Tyler Technologies, Inc.
(a)
................... 1,584 585,130
Workday, Inc. , Class A
(a)
.................... 3,126 549,019
Zoom Communications, Inc. , Class A
(a)
.......... 8,683 799,704
Zscaler, Inc.
(a)
........................... 2,245 449,022
18,317,589
a
Specialized REITs  —  2 .0%
American Tower Corp. ..................... 3,823 685,388
Crown Castle, Inc. ........................ 7,662 665,138
Digital Realty Trust, Inc. .................... 4,326 717,900
Equinix, Inc. ............................ 859 705,179
Extra Space Storage, Inc. ................... 5,520 761,594
Gaming and Leisure Properties, Inc. ............ 17,107 765,538
Iron Mountain, Inc. ........................ 7,458 687,106
Public Storage ........................... 2,606 719,751
SBA Communications Corp. , Class A ............ 3,657 673,290
VICI Properties, Inc. ....................... 23,875 670,410
Weyerhaeuser Co. ........................ 33,408 861,258
7,912,552
a
Specialty Retail  —  2 .4%
AutoZone, Inc.
(a)
......................... 187 692,702
Best Buy Co., Inc. ........................ 9,662 628,996
Burlington Stores, Inc.
(a)
.................... 2,603 770,124
Carvana Co. , Class A
(a)
..................... 2,179 874,019
Dick's Sporting Goods, Inc. .................. 3,349 676,498
Home Depot, Inc. (The) .................... 1,793 671,640
Lowe's Companies, Inc. .................... 2,945 786,492
O'Reilly Automotive, Inc.
(a)
................... 7,093 698,022
Ross Stores, Inc. ......................... 4,357 821,948
TJX Companies, Inc. (The) .................. 4,614 691,223
Tractor Supply Co. ........................ 13,054 664,187
Ulta Beauty, Inc.
(a)
........................ 1,374 889,473
Williams-Sonoma, Inc. ..................... 3,842 786,265
9,651,589
a
Technology Hardware, Storage & Peripherals  —  1 .7%
Apple, Inc. ............................. 2,213 574,229
Dell Technologies, Inc. , Class C ............... 4,984 570,369
Hewlett Packard Enterprise Co. ............... 31,374 675,168
HP, Inc. ............................... 29,177 567,201
IonQ, Inc.
(a)
............................. 14,668 586,427
NetApp, Inc. ............................ 6,679 643,522
Pure Storage, Inc. , Class A
(a)
................. 8,256 574,122
Seagate Technology Holdings PLC ............. 2,494 1,016,779
Super Micro Computer, Inc.
(a) (b)
................ 19,471 566,801
Western Digital Corp. ...................... 4,272 1,068,982
6,843,600
a
Textiles, Apparel & Luxury Goods  —  0 .9%
Deckers Outdoor Corp.
(a)
.................... 8,976 1,071,196
Lululemon Athletica, Inc.
(a)
................... 4,330 755,585
NIKE, Inc. , Class B ....................... 10,912 674,471
Tapestry, Inc. ............................ 7,156 908,168
3,409,420
a
Security Shares Value
a
Tobacco  —  0 .4%
Altria Group, Inc. ......................... 12,153 $ 753,365
Philip Morris International, Inc. ................ 4,316 774,463
1,527,828
a
Trading Companies & Distributors  —  0 .9%
Fastenal Co. ............................ 17,335 751,646
Ferguson Enterprises, Inc. ................... 2,816 710,927
United Rentals, Inc. ....................... 832 650,674
Watsco, Inc. ............................ 2,161 835,118
WW Grainger, Inc. ........................ 758 818,595
3,766,960
a
Water Utilities  —  0 .4%
American Water Works Co., Inc. ............... 5,664 731,392
Essential Utilities, Inc. ...................... 19,515 756,987
1,488,379
a
Wireless Telecommunication Services  —  0 .2%
T-Mobile U.S., Inc. ........................ 3,157 622,592
a
a
Total Long-Term Investments — 99.8%
(Cost: $ 334,358,693 ) ................................ 395,429,060
a
Short-Term Securities
Money Market Funds  —  1 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(c) (d) (e)
...................... 6,322,330 6,325,491
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(c) (d)
............................ 567,417 567,417
a
Total Short-Term Securities — 1.7%
(Cost: $ 6,887,892 ) .................................. 6,892,908
Total Investments — 101.5%
(Cost: $ 341,246,585 ) ................................ 402,321,968
Liabilities in Excess of Other Assets — ( 1 .5 ) % ............... (6,086,833)
Net Assets — 100.0% ................................. $ 396,235,135
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
17
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 7,433,759 $ — $ (1,108,551)
(a)
$ (227) $ 510 $ 6,325,491 6,322,330 $ 10,976
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 535,317 32,100
(a)
— — — 567,417 567,417 12,523 —
BlackRock, Inc. .. 673,560 27,908 (6,409) (216) 8,970 703,813 629 6,346 —
$ — $ (443) $ 9,480
$ 7,596,721
$ 29,845 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 1 03/20/26 $ 348 $ 992
E-Mini S&P MidCap 400 Index ............................................................. 1 03/20/26 345 2,484
$ 3,476
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 3,476 $ — $ — $ — $ 3,476
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 50,119 $ — $ — $ — $ 50,119
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 9,166 $ — $ — $ — $ 9,166

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI USA Size Factor ETF
18
2026
iShares Semi-Annual Financial Statements and Additional Information
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 681,254
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 395,429,060  $ —  $ —  $ 395,429,060
Short-Term Securities
Money Market Funds ...................................... 6,892,908  —  —  6,892,908
$ 402,321,968  $ —  $ —  $ 402,321,968
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 3,476  $ —  $ —  $ 3,476
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI USA Value Factor ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .0%
L3Harris Technologies, Inc. .................. 200,443 $ 68,721,883
Textron, Inc. ............................ 343,674 30,263,932
98,985,815
a
Air Freight & Logistics  —  2 .4%
FedEx Corp. ............................ 454,072 146,324,702
United Parcel Service, Inc. , Class B ............ 830,356 88,200,414
234,525,116
a
Automobile Components  —  0 .4%
Aptiv PLC
(a)
............................. 557,130 42,202,597
a
Automobiles  —  5 .8%
Ford Motor Co. .......................... 13,439,487 186,540,080
General Motors Co. ....................... 4,460,085 374,647,140
561,187,220
a
Banks  —  8 .5%
Bank of America Corp. ..................... 3,819,603 203,202,880
Citigroup, Inc. ........................... 1,648,185 190,711,486
Citizens Financial Group, Inc. ................ 372,575 23,464,774
Fifth Third Bancorp ....................... 383,636 19,266,200
First Citizens BancShares, Inc. , Class A .......... 6,151 12,729,925
Huntington Bancshares, Inc. ................. 1,032,359 18,045,635
KeyCorp ............................... 644,124 13,861,549
M&T Bank Corp. ......................... 109,937 24,358,741
PNC Financial Services Group, Inc. (The) ........ 219,574 49,030,874
Regions Financial Corp. .................... 623,070 17,757,495
Truist Financial Corp. ...................... 1,022,898 52,597,415
U.S. Bancorp ........................... 999,085 56,058,659
Wells Fargo & Co. ........................ 1,473,442 133,331,767
814,417,400
a
Biotechnology  —  0 .5%
Biogen, Inc.
(a)
........................... 155,285 27,934,219
United Therapeutics Corp.
(a)
.................. 34,852 16,362,665
44,296,884
a
Building Products  —  0 .2%
Builders FirstSource, Inc.
(a)
.................. 187,496 21,449,542
a
Capital Markets  —  0 .3%
State Street Corp. ........................ 182,966 23,942,931
a
Chemicals  —  0 .4%
CF Industries Holdings, Inc. .................. 106,813 9,958,176
DuPont de Nemours, Inc. ................... 149,297 6,557,124
International Flavors & Fragrances, Inc. .......... 84,732 5,915,141
LyondellBasell Industries N.V. , Class A .......... 226,485 11,097,765
33,528,206
a
Communications Equipment  —  5 .5%
Cisco Systems, Inc. ....................... 6,368,804 498,804,729
F5, Inc.
(a)
.............................. 103,653 28,567,804
527,372,533
a
Consumer Finance  —  1 .0%
Capital One Financial Corp. .................. 348,564 76,311,117
Synchrony Financial ....................... 260,180 18,896,873
95,207,990
a
Consumer Staples Distribution & Retail  —  1 .5%
Dollar Tree, Inc.
(a)
......................... 189,348 22,265,431
Kroger Co. (The) ......................... 1,102,533 69,294,199
Security Shares Value
a
Consumer Staples Distribution & Retail (continued)
Target Corp. ............................ 508,385 $ 53,619,366
145,178,996
a
Containers & Packaging  —  0 .3%
Amcor PLC ............................. 168,064 7,436,832
International Paper Co. ..................... 219,780 8,861,530
Smurfit Westrock PLC ..................... 341,973 14,236,336
30,534,698
a
Diversified REITs  —  0 .3%
WP Carey, Inc. .......................... 363,133 25,328,527
a
Diversified Telecommunication Services  —  7 .5%
AT&T, Inc. .............................. 10,494,736 275,067,031
Comcast Corp. , Class A .................... 6,029,954 179,391,131
Verizon Communications, Inc. ................ 6,006,128 267,392,819
721,850,981
a
Electric Utilities  —  1 .5%
Edison International ....................... 467,088 29,090,241
Evergy, Inc. ............................. 207,551 15,925,388
Eversource Energy ....................... 292,066 20,190,522
Exelon Corp. ............................ 637,588 28,551,191
PG&E Corp. ............................ 3,243,422 50,013,567
143,770,909
a
Electronic Equipment, Instruments & Components  —  2 .1%
Flex Ltd.
(a) (b)
............................ 292,148 18,417,010
Jabil, Inc. .............................. 181,850 43,133,001
TE Connectivity PLC ...................... 472,930 105,359,345
Teledyne Technologies, Inc.
(a)
................. 45,056 27,948,237
Zebra Technologies Corp. , Class A
(a)
............ 31,759 7,462,730
202,320,323
a
Energy Equipment & Services  —  0 .2%
Halliburton Co. .......................... 614,944 20,612,923
a
Entertainment  —  1 .3%
Walt Disney Co. (The) ..................... 1,133,336 127,840,301
a
Financial Services  —  0 .5%
Equitable Holdings, Inc. .................... 104,955 4,869,912
Fiserv, Inc.
(a)
............................ 337,872 21,532,583
Global Payments, Inc. ..................... 266,352 19,108,092
45,510,587
a
Food Products  —  3 .0%
Archer-Daniels-Midland Co. .................. 1,271,785 85,603,848
Bunge Global SA ......................... 442,435 50,384,498
Hormel Foods Corp. ....................... 219,455 5,400,788
J M Smucker Co. (The) ..................... 210,233 22,045,032
Kraft Heinz Co. (The) ...................... 3,130,209 74,311,162
Tyson Foods, Inc. , Class A .................. 729,522 47,659,672
285,405,000
a
Ground Transportation  —  0 .7%
CSX Corp. ............................. 1,526,524 57,641,546
JB Hunt Transport Services, Inc. .............. 65,751 13,329,043
70,970,589
a
Health Care Equipment & Supplies  —  0 .5%
Baxter International, Inc.
(b)
................... 345,083 6,925,816
Becton Dickinson & Co. .................... 112,575 22,906,761
Solventum Corp.
(a)
........................ 105,312 8,105,865
Zimmer Biomet Holdings, Inc. ................ 128,064 11,150,532
49,088,974
a

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI USA Value Factor ETF
(Percentages shown are based on Net Assets)
20
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Health Care Providers & Services  —  3 .3%
Centene Corp.
(a)
......................... 610,763 $ 26,458,253
Cigna Group (The) ........................ 312,621 85,692,542
CVS Health Corp. ........................ 1,441,210 107,398,969
Elevance Health, Inc. ...................... 182,815 63,206,458
Humana, Inc. ........................... 62,105 12,122,896
Labcorp Holdings, Inc. ..................... 52,720 14,314,535
Universal Health Services, Inc. , Class B ......... 63,843 12,849,042
322,042,695
a
Hotels, Restaurants & Leisure  —  1 .0%
Carnival Corp.
(a)
.......................... 1,337,966 40,165,739
Expedia Group, Inc. ....................... 221,387 58,632,133
98,797,872
a
Household Durables  —  2 .3%
DR Horton, Inc. .......................... 614,404 91,447,892
Lennar Corp. , Class A ...................... 590,452 64,565,926
PulteGroup, Inc. ......................... 523,869 65,530,773
221,544,591
a
Insurance  —  1 .9%
American International Group, Inc. ............. 392,641 29,400,958
Arch Capital Group Ltd.
(a)
................... 149,176 14,326,863
Everest Group Ltd. ........................ 46,762 15,491,315
Fidelity National Financial, Inc. ................ 128,970 7,014,678
Hartford Insurance Group, Inc. (The) ............ 143,480 19,378,409
Loews Corp. ............................ 118,675 12,528,520
MetLife, Inc. ............................ 432,120 34,085,626
Principal Financial Group, Inc. ................ 138,631 13,131,128
Prudential Financial, Inc. .................... 375,197 41,688,139
187,045,636
a
IT Services  —  2 .4%
Accenture PLC , Class A .................... 394,938 104,121,454
Cognizant Technology Solutions Corp. , Class A ..... 1,057,273 86,759,822
Okta, Inc. , Class A
(a) (b)
...................... 100,828 8,517,950
Twilio, Inc. , Class A
(a)
...................... 253,683 30,558,654
229,957,880
a
Machinery  —  2 .1%
CNH Industrial N.V. ....................... 1,596,477 17,178,093
Fortive Corp. ............................ 376,758 19,896,590
PACCAR, Inc. ........................... 823,230 101,183,199
Snap-on, Inc. ........................... 70,459 25,795,745
Westinghouse Air Brake Technologies Corp. ....... 166,832 38,394,716
202,448,343
a
Media  —  0 .7%
Charter Communications, Inc. , Class A
(a) (b)
........ 107,467 22,151,098
Fox Corp. , Class A , NVS .................... 260,373 18,949,947
Fox Corp. , Class B ........................ 182,567 11,970,918
Omnicom Group, Inc. ...................... 170,766 13,155,813
66,227,776
a
Metals & Mining  —  1 .2%
Newmont Corp. .......................... 624,124 70,120,331
Nucor Corp. ............................ 183,980 32,696,926
Steel Dynamics, Inc. ....................... 81,902 14,707,142
117,524,399
a
Mortgage REITs  —  0 .1%
Annaly Capital Management, Inc. .............. 557,562 12,829,502
a
Security Shares Value
a
Multi-Utilities  —  0 .6%
Consolidated Edison, Inc. ................... 169,859 $ 18,112,065
Dominion Energy, Inc. ...................... 576,066 34,661,891
52,773,956
a
Oil, Gas & Consumable Fuels  —  2 .6%
Coterra Energy, Inc. ....................... 1,176,898 33,953,507
Devon Energy Corp. ....................... 1,026,456 41,273,796
Diamondback Energy, Inc. ................... 241,159 39,538,018
EOG Resources, Inc. ...................... 510,573 57,250,551
Occidental Petroleum Corp. .................. 471,146 21,385,317
Valero Energy Corp. ....................... 301,836 54,762,105
248,163,294
a
Passenger Airlines  —  0 .5%
Delta Air Lines, Inc. ....................... 455,076 29,984,958
United Airlines Holdings, Inc.
(a)
................ 178,610 18,275,375
48,260,333
a
Pharmaceuticals  —  4 .8%
Bristol-Myers Squibb Co. .................... 1,931,483 106,328,139
Merck & Co., Inc. ......................... 1,558,696 171,877,408
Pfizer, Inc. ............................. 6,051,912 160,012,553
Royalty Pharma PLC , Class A ................ 524,057 21,842,696
460,060,796
a
Professional Services  —  0 .6%
Booz Allen Hamilton Holding Corp. , Class A ....... 77,259 6,831,241
Leidos Holdings, Inc. ...................... 132,093 24,870,470
SS&C Technologies Holdings, Inc. ............. 327,475 26,816,928
58,518,639
a
Residential REITs  —  0 .2%
Mid-America Apartment Communities, Inc. ........ 105,477 14,165,561
a
Retail REITs  —  1 .0%
Realty Income Corp. ....................... 596,774 36,498,698
Simon Property Group, Inc. .................. 331,870 63,490,049
99,988,747
a
Semiconductors & Semiconductor Equipment  —  22 .7%
Applied Materials, Inc. ..................... 1,007,684 324,796,707
First Solar, Inc.
(a)
......................... 249,832 56,342,113
Intel Corp.
(a)
............................ 10,677,137 496,166,556
Micron Technology, Inc. ..................... 2,442,347 1,013,280,923
NXP Semiconductors N.V. ................... 367,948 83,207,761
ON Semiconductor Corp.
(a)
.................. 838,644 50,226,389
QUALCOMM, Inc. ........................ 1,089,964 165,227,643
2,189,248,092
a
Software  —  1 .4%
Gen Digital, Inc. .......................... 1,122,581 26,930,718
Roper Technologies, Inc. .................... 63,207 23,464,335
Strategy, Inc. , Class A
(a)
.................... 194,579 29,130,422
Zoom Communications, Inc. , Class A
(a)
.......... 594,425 54,746,542
134,272,017
a
Specialized REITs  —  0 .3%
Gaming and Leisure Properties, Inc. ............ 223,788 10,014,513
VICI Properties, Inc. ....................... 738,423 20,734,918
30,749,431
a
Specialty Retail  —  0 .2%
Best Buy Co., Inc. ........................ 363,037 23,633,709
a
Technology Hardware, Storage & Peripherals  —  3 .8%
Dell Technologies, Inc. , Class C ............... 449,455 51,435,630
Hewlett Packard Enterprise Co. ............... 4,893,775 105,314,038

iShares
®
MSCI USA Value Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
21
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
HP, Inc. ............................... 2,390,696 $ 46,475,130
NetApp, Inc. ............................ 346,528 33,387,973
Super Micro Computer, Inc.
(a)
................. 301,997 8,791,133
Western Digital Corp. ...................... 470,283 117,678,915
363,082,819
a
Textiles, Apparel & Luxury Goods  —  0 .1%
Deckers Outdoor Corp.
(a)
.................... 87,609 10,455,258
a
Trading Companies & Distributors  —  0 .6%
United Rentals, Inc. ....................... 77,384 60,518,931
a
a
Total Long-Term Investments — 99.8%
(Cost: $ 7,905,296,625 ) ............................... 9,617,839,319
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(c) (d) (e)
...................... 25,095,564 $ 25,108,112
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(c) (d)
............................ 9,278,422 9,278,422
a
Total Short-Term Securities — 0.4%
(Cost: $ 34,381,354 ) ................................. 34,386,534
Total Investments — 100.2%
(Cost: $ 7,939,677,979 ) ............................... 9,652,225,853
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (19,412,459)
Net Assets — 100.0% ................................. $ 9,632,813,394
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 12,311,305 $ 12,796,269
(a)
$ — $ (1,608) $ 2,146 $ 25,108,112 25,095,564 $ 150,505
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 8,415,860 862,562
(a)
— — — 9,278,422 9,278,422 206,685 —
$ — $ (1,608) $ 2,146
$ 34,386,534
$ 357,190 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 2000 Index ................................................................ 44 03/20/26 $ 5,774 $ 185,684
E-Mini S&P 500 Index ................................................................... 24 03/20/26 8,359 87,475
$ 273,159

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI USA Value Factor ETF
22
2026
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 273,159 $ — $ — $ — $ 273,159
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 2,807,711 $ — $ — $ — $ 2,807,711
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (319,489) $ — $ — $ — $ (319,489)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 11,464,330
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 9,617,839,319  $ —  $ —  $ 9,617,839,319
Short-Term Securities
Money Market Funds ...................................... 34,386,534  —  —  34,386,534
$ 9,652,225,853  $ —  $ —  $ 9,652,225,853
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 273,159  $ —  $ —  $ 273,159
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

23
Statements of Assets and Liabilities
Statements of Assets and Liabilities
(unaudited)
January 31, 2026
See notes to financial statements.
iShares
MSCI USA
Momentum Factor
ETF
iShares
MSCI USA Quality
Factor ETF
iShares
MSCI USA Size
Factor ETF
iShares
MSCI USA Value
Factor ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
...................................... $ 21,266,056,429  $ 49,482,120,772  $ 394,725,247  $ 9,617,839,319
Investments, at value — affiliated
(c)
......................................... 139,777,821  603,556,563  7,596,721  34,386,534
Cash ............................................................. —  —  —  1,972
Cash pledged:
Futures contracts ................................................... 2,118,000  4,921,000  50,000  1,836,000
Receivables:
Securities lending income — affiliated ..................................... 20,714  47,623  1,766  15,677
Capital shares sold .................................................. 87,942  37,333  —  21,890
Dividends — unaffiliated .............................................. 8,871,466  18,917,454  242,403  15,827,076
Dividends — affiliated ................................................ 76,389  199,023  1,672  28,506
Total assets ........................................................
21,417,008,761  50,109,799,768  402,617,809  9,669,956,974
LIABILITIES
Collateral on securities loaned ............................................ 112,327,482  232,787,969  6,331,710  25,168,235
Payables:
Investments purchased ............................................... —  —  —  10,568,987
Capital shares redeemed .............................................. —  149,332  —  —
Investment advisory fees .............................................. 2,696,776  6,226,893  50,732  1,200,817
Variation margin on futures contracts ...................................... 113,025  265,096  232  205,541
Total liabilities .......................................................
115,137,283  239,429,290  6,382,674  37,143,580
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 21,301,871,478  $ 49,870,370,478  $ 396,235,135  $ 9,632,813,394
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 20,106,428,460  $ 36,824,680,765  $ 406,996,539  $ 8,537,657,455
Accumulated earnings (loss) ............................................. 1,195,443,018  13,045,689,713  (10,761,404) 1,095,155,939
NET ASSETS .......................................................
$ 21,301,871,478  $ 49,870,370,478  $ 396,235,135  $ 9,632,813,394
NET ASSET VALUE
Shares outstanding ................................................... 83,250,000  246,350,000  2,400,000  65,450,000
Net asset value ...................................................... $ 255.88  $ 202.44  $ 165.10  $ 147.18
Shares authorized .................................................... Unlimited Unlimited Unlimited Unlimited
Par value .......................................................... None None None None
(a)
Securities loaned, at value ............................................ $ 105,363,311  $ 217,998,510  $ 6,190,677  $ 25,773,336
(b)
Investments, at cost — unaffiliated ....................................... $ 17,845,960,508  $ 39,996,893,013  $ 333,848,094  $ 7,905,296,625
(c)
Investments, at cost — affiliated ......................................... $ 139,776,229  $ 509,189,948  $ 7,398,491  $ 34,381,354

24
2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Operations
(unaudited)
Six Months Ended January 31, 2026
See notes to financial statements.
iShares
MSCI USA
Momentum Factor
ETF
iShares
MSCI USA Quality
Factor ETF
iShares
MSCI USA Size
Factor ETF
iShares
MSCI USA Value
Factor ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 92,279,119  $ 287,573,959  $ 3,221,392  $ 95,584,617
Dividends — affiliated .............................................. 427,591  5,155,489  18,869  206,685
Interest — unaffiliated .............................................. 41,238  164,990  1,548  40,817
Securities lending income — affiliated — net ............................... 112,421  296,802  10,976  150,505
Foreign taxes withheld ............................................. (3,853) —  (1,300) (112,280)
Total investment income ..............................................
92,856,516  293,191,240  3,251,485  95,870,344
EXPENSES
Investment advisory ............................................... 14,770,795  38,844,398  282,730  6,261,821
Interest expense ................................................. —  92  —  36
Total expenses .................................................... 14,770,795  38,844,490  282,730  6,261,857
Net investment income ...............................................
78,085,721  254,346,750  2,968,755  89,608,487
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (239,205,250) (331,523,028) 3,718,712  (190,091,194)
Investments — affiliated ........................................... 40,586  (331,129) (443) (1,608)
Futures contracts ............................................... 2,918,368  11,978,560  50,119  2,807,711
In-kind redemptions — unaffiliated
(a)
................................... 632,019,949  5,482,464,749  —  644,079,495
In-kind redemptions — affiliated
(a)
.................................... —  67,609,534  —  —
395,773,653  5,230,198,686  3,768,388  456,794,404
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 784,057,698  (289,334,346) 17,068,452  1,745,538,057
Investments — affiliated ........................................... (1,019) (74,027,301) 9,480  2,146
Futures contracts ............................................... (719,003) (3,343,409) 9,166  (319,489)
783,337,676  (366,705,056) 17,087,098  1,745,220,714
Net realized and unrealized gain ........................................
1,179,111,329  4,863,493,630  20,855,486  2,202,015,118
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 1,257,197,050  $ 5,117,840,380  $ 23,824,241  $ 2,291,623,605
(a)
See Note 2 of the Notes to Financial Statements.

25
Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
MSCI USA Momentum Factor ETF
iShares
MSCI USA Quality Factor ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 78,085,721  $ 151,463,934  $ 254,346,750  $ 521,861,765
Net realized gain ........................................... 395,773,653  2,405,821,041  5,230,198,686  3,661,461,668
Net change in unrealized appreciation (depreciation) ................... 783,337,676  603,992,222  (366,705,056) (105,982,105)
Net increase in net assets resulting from operations ......................
1,257,197,050  3,161,277,197  5,117,840,380  4,077,341,328
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(99,764,922)
(b)
(140,566,016) (281,905,011)
(b)
(525,677,280)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
2,568,172,651  4,470,433,665  (7,822,212,490) 2,163,183,963
NET ASSETS
Total increase (decrease) in net assets .............................. 3,725,604,779  7,491,144,846  (2,986,277,121) 5,714,848,011
Beginning of period ...........................................
17,576,266,699  10,085,121,853  52,856,647,599  47,141,799,588
End of period ...............................................
$ 21,301,871,478  $ 17,576,266,699  $ 49,870,370,478  $ 52,856,647,599
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

26
2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI USA Size Factor ETF
iShares
MSCI USA Value Factor ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 2,968,755  $ 5,053,215  $ 89,608,487  $ 177,899,705
Net realized gain ........................................... 3,768,388  4,194,103  456,794,404  419,386,392
Net change in unrealized appreciation (depreciation) ................... 17,087,098  26,013,347  1,745,220,714  (132,126,364)
Net increase in net assets resulting from operations ......................
23,824,241  35,260,665  2,291,623,605  465,159,733
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(3,174,996)
(b)
(5,065,629) (93,564,201)
(b)
(191,345,678)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
16,284,229  14,213,750  821,536,986  (805,083,101)
NET ASSETS
Total increase (decrease) in net assets .............................. 36,933,474  44,408,786  3,019,596,390  (531,269,046)
Beginning of period ...........................................
359,301,661  314,892,875  6,613,217,004  7,144,486,050
End of period ...............................................
$ 396,235,135  $ 359,301,661  $ 9,632,813,394  $ 6,613,217,004
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

27
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Momentum Factor ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period .......
$ 241.27  $ 191.01  $ 146.76  $ 143.35  $ 175.04  $ 140.10
Net investment income
(a)
............... 1 .00  2 .36  1 .20  2 .79  1 .79  0 .85
Net realized and unrealized gain (loss)
(b)
.....
14.88  50.09  44.18  3 .83  (31.95) 34.86
Net increase (decrease) from investment
operations .........................
15.88  52.45  45.38  6 .62  (30.16) 35.71
Distributions from net investment income
(c)
..... ( 1 .27 )
(d)
( 2 .19 ) ( 1 .13 ) ( 3 .21 ) ( 1 .53 ) ( 0 .77 )
Net asset value, end of period ............
$ 255.88  $ 241.27  $ 191.01  $ 146.76  $ 143.35  $ 175.04
Total Return
(e)
– – – – – –
Based on net asset value ................
6 .60%
(f)
27.63% 31.09% 4 .80% (17.35) % 25.57%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .15%
(h)
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ..................
0 .79%
(h)
1 .11% 0 .72% 1 .95% 1 .07% 0 .53%
Supplemental Data
Net assets, end of period (000) ............
$ 21,301,871  $ 17,576,267  $ 10,085,122  $ 9,113,598  $ 10,041,855  $ 14,493,017
Portfolio turnover rate
(i)
..................
42% 116% 95% 111% 125% 107%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

28
2026
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Quality Factor ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period .......
$ 184.17  $ 171.83  $ 139.91  $ 121.95  $ 137.31  $ 100.59
Net investment income
(a)
............... 0 .96  1 .85  1 .86  1 .79  1 .68  1 .70
Net realized and unrealized gain (loss)
(b)
.....
18.39  12.36  31.84  17.93  (15.41) 36.79
Net increase (decrease) from investment
operations .........................
19.35  14.21  33.70  19.72  (13.73) 38.49
Distributions from net investment income
(c)
..... ( 1 .08 )
(d)
( 1 .87 ) ( 1 .78 ) ( 1 .76 ) ( 1 .63 ) ( 1 .77 )
Net asset value, end of period ............
$ 202.44  $ 184.17  $ 171.83  $ 139.91  $ 121.95  $ 137.31
Total Return
(e)
– – – – – –
Based on net asset value ................
10.53%
(f)
8 .31% 24.28% 16.47% (10.09) % 38.63%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .15%
(h)
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ..................
0 .98%
(h)
1 .04% 1 .22% 1 .46% 1 .27% 1 .45%
Supplemental Data
Net assets, end of period (000) ............
$ 49,870,370  $ 52,856,648  $ 47,141,800  $ 31,634,768  $ 20,237,116  $ 23,966,830
Portfolio turnover rate
(i)
..................
11% 21% 31% 58% 41% 47%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

29
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Size Factor ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period .......
$ 156.22  $ 143.13  $ 128.01  $ 119.68  $ 131.04  $ 92.12
Net investment income
(a)
............... 1 .28  2 .33  2 .11  1 .83  1 .69  1 .50
Net realized and unrealized gain (loss)
(b)
.....
8 .98  13.10  15.00  8 .24  (11.21) 38.96
Net increase (decrease) from investment
operations .........................
10.26  15.43  17.11  10.07  ( 9 .52 ) 40.46
Distributions from net investment income
(c)
..... ( 1 .38 )
(d)
( 2 .34 ) ( 1 .99 ) ( 1 .74 ) ( 1 .84 ) ( 1 .54 )
Net asset value, end of period ............
$ 165.10  $ 156.22  $ 143.13  $ 128.01  $ 119.68  $ 131.04
Total Return
(e)
– – – – – –
Based on net asset value ................
6 .59%
(f)
10.86% 13.54% 8 .62% ( 7 .35 ) % 44.28%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .15%
(h)
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ..................
1 .58%
(h)
1 .56% 1 .62% 1 .56% 1 .31% 1 .34%
Supplemental Data
Net assets, end of period (000) ............
$ 396,235  $ 359,302  $ 314,893  $ 320,023  $ 347,070  $ 674,864
Portfolio turnover rate
(i)
..................
13% 23% 19% 22% 25% 23%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

30
2026
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Value Factor ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period .......
$ 112.95  $ 107.60  $ 97.27  $ 95.84  $ 104.29  $ 72.97
Net investment income
(a)
............... 1 .40  2 .80  2 .74  2 .74  2 .66  2 .33
Net realized and unrealized gain (loss)
(b)
.....
34.30  5 .56  10.21  1 .53  ( 8 .22 ) 30.96
Net increase (decrease) from investment
operations .........................
35.70  8 .36  12.95  4 .27  ( 5 .56 ) 33.29
Distributions from net investment income
(c)
..... ( 1 .47 )
(d)
( 3 .01 ) ( 2 .62 ) ( 2 .84 ) ( 2 .89 ) ( 1 .97 )
Net asset value, end of period ............
$ 147.18  $ 112.95  $ 107.60  $ 97.27  $ 95.84  $ 104.29
Total Return
(e)
– – – – – –
Based on net asset value ................
31.80%
(f)
7 .93% 13.57% 4 .77% ( 5 .48 ) % 46.10%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .15%
(h)
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ..................
2 .15%
(h)
2 .59% 2 .77% 2 .96% 2 .57% 2 .47%
Supplemental Data
Net assets, end of period (000) ............
$ 9,632,813  $ 6,613,217  $ 7,144,486  $ 6,920,658  $ 9,124,179  $ 15,945,689
Portfolio turnover rate
(i)
..................
14% 30% 24% 23% 17% 28%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)
31
Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes:  Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
iShares ETF
Diversification
Classification
MSCI USA Momentum Factor ................................................................................................... Diversified
MSCI USA Quality Factor ...................................................................................................... Diversified
MSCI USA Size Factor ........................................................................................................ Diversified
MSCI USA Value Factor ....................................................................................................... Diversified

Notes to Financial Statements
(unaudited) (continued)
32
2026
iShares Semi-Annual Financial Statements and Additional Information
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) ( continued)
33
Notes to Financial Statements
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
MSCI USA Momentum Factor
Barclays Bank PLC ............................................... $ 27,305,443 $ (27,305,443) $ — $ —
Barclays Capital, Inc. ............................................. 19,963,720 (19,963,720) — —
BNP Paribas SA ................................................. 3,998 (3,998) — —
BofA Securities, Inc. .............................................. 764,208 (764,208) — —
Citigroup Global Markets, Inc. ........................................ 16,990,443 (16,990,443) — —
Goldman Sachs & Co. LLC ......................................... 25,796,609 (25,796,609) — —
J.P. Morgan Securities LLC ......................................... 12,639,825 (12,639,825) — —
TD Securities (USA) LLC ........................................... 11,435 (11,435) — —
Wells Fargo Securities LLC ......................................... 1,887,630 (1,887,630) — —
$ 105,363,311 $ (105,363,311)
$ —
$ —
a
MSCI USA Quality Factor
BMO Capital Markets Corp. ......................................... 124,800 (124,800) — —
BofA Securities, Inc. .............................................. 29,636 (29,636) — —
Citigroup Global Markets, Inc. ........................................ 44,637,201 (44,637,201) — —
Goldman Sachs & Co. LLC ......................................... 26,274,350 (26,274,350) — —
HSBC Bank PLC ................................................ 12,882,198 (12,882,198) — —
J.P. Morgan Securities LLC ......................................... 34,746,168 (34,746,168) — —
Jefferies LLC ................................................... 129,216 (129,216) — —
Morgan Stanley ................................................. 22,978,332 (22,978,332) — —
National Financial Services LLC ...................................... 370,720 (370,720) — —
Natixis SA ..................................................... 2,346,610 (2,346,610) — —
Virtu Americas LLC ............................................... 55,475,764 (55,475,764) — —
Wells Fargo Bank NA ............................................. 18,003,515 (18,003,515) — —
$ 217,998,510 $ (217,998,510)
$ —
$ —
a
MSCI USA Size Factor
Barclays Bank PLC ............................................... 566,334 (566,334) — —
Citigroup Global Markets, Inc. ........................................ 2,252,500 (2,252,500) — —
Goldman Sachs & Co. LLC ......................................... 1,587,384 (1,587,384) — —
J.P. Morgan Securities LLC ......................................... 1,099,731 (1,094,970) — 4,761
Jefferies LLC ................................................... 10,562 (10,562) — —
Morgan Stanley ................................................. 620,871 (620,871) — —
National Financial Services LLC ...................................... 53,295 (53,295) — —
$ 6,190,677 $ (6,185,916)
$ —
$ 4,761
a
MSCI USA Value Factor
Barclays Bank PLC ............................................... 214,336 (214,336) — —
Citigroup Global Markets, Inc. ........................................ 8,110,756 (8,110,756) — —
Goldman Sachs & Co. LLC ......................................... 17,448,244 (16,505,013) — 943,231
$ 25,773,336 $ (24,830,105)
$ —
$ 943,231
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of January 31, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)
34
2026
iShares Semi-Annual Financial Statements and Additional Information
the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, of 0.15%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, each Fund retains 81% of securities lending income (which excludes collateral investment fees)
and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Notes to Financial Statements
(unaudited) ( continued)
35
Notes to Financial Statements
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending agreements were in place for each Fund for the calendar year ended
December 31, 2025.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended January 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended January 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended January 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
iShares ETF Amounts
MSCI USA Momentum Factor .................................................................................................. $ 43,604
MSCI USA Quality Factor ..................................................................................................... 101,541
MSCI USA Size Factor ....................................................................................................... 4,103
MSCI USA Value Factor ...................................................................................................... 42,566
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI USA Momentum Factor ............................................................
$ 930,604,742  $ 1,165,511,497  $ (96,436,035)
MSCI USA Quality Factor ...............................................................
752,130,300  608,936,217  (50,912,643)
MSCI USA Size Factor .................................................................
18,682,190  24,086,984  4,629,953
MSCI USA Value Factor ................................................................
371,916,234  523,073,710  (120,794,800)
iShares ETF Purchases Sales
MSCI USA Momentum Factor ............................................................................... $ 8,289,438,430  $ 8,312,352,901
MSCI USA Quality Factor .................................................................................. 5,870,076,843  5,849,623,020
MSCI USA Size Factor .................................................................................... 46,824,125  46,865,679
MSCI USA Value Factor ................................................................................... 1,175,431,486  1,171,763,998
iShares ETF In-kind Purchases In-kind Sales
MSCI USA Momentum Factor ............................................................................... $ 4,941,395,654  $ 2,377,323,107
MSCI USA Quality Factor .................................................................................. 6,534,317,019  14,387,672,369
MSCI USA Size Factor .................................................................................... 16,168,213  —
MSCI USA Value Factor ................................................................................... 2,694,494,760  1,879,898,829

Notes to Financial Statements
(unaudited) (continued)
36
2026
iShares Semi-Annual Financial Statements and Additional Information
As of July 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of January 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
MSCI USA Momentum Factor ...................................................................................................
$ (2,616,780,334)
MSCI USA Quality Factor ......................................................................................................
(1,747,100,406)
MSCI USA Size Factor ........................................................................................................
(75,559,168)
MSCI USA Value Factor .......................................................................................................
(1,065,800,579)
(a)
Amounts available to offset future realized capital gains.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI USA Momentum Factor ........................................ $ 17,989,852,100  $ 4,098,222,984  $ (682,195,569) $ 3,416,027,415
MSCI USA Quality Factor ........................................... 40,545,523,350  11,792,311,546  (2,251,480,304) 9,540,831,242
MSCI USA Size Factor ............................................. 341,702,015  83,866,785  (23,243,356) 60,623,429
MSCI USA Value Factor ............................................ 7,966,892,992  1,981,105,277  (295,499,257) 1,685,606,020

Notes to Financial Statements
(unaudited) ( continued)
37
Notes to Financial Statements
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Six Months Ended
01/31/26
Year Ended
07/31/25
iShares ETF Shares Amount Shares Amount
MSCI USA Momentum Factor
Shares sold ......................................................... 19,950,000  $ 4,948,969,135  47,700,000  $ 10,300,374,812
Shares redeemed ..................................................... (9,550,000) (2,380,796,484) (27,650,000) (5,829,941,147)
10,400,000  $ 2,568,172,651  20,050,000  $ 4,470,433,665
MSCI USA Quality Factor
Shares sold ......................................................... 34,100,000  $ 6,579,846,457  69,600,000  $ 12,351,005,225
Shares redeemed ..................................................... (74,750,000) (14,402,058,947) (56,950,000) (10,187,821,262)
(40,650,000) $ (7,822,212,490) 12,650,000  $ 2,163,183,963
MSCI USA Size Factor
Shares sold ......................................................... 100,000  $ 16,284,229  400,000  $ 58,076,373
Shares redeemed ..................................................... —  —  (300,000) (43,862,623)
100,000  $ 16,284,229  100,000  $ 14,213,750
MSCI USA Value Factor
Shares sold ......................................................... 21,000,000  $ 2,705,506,449  19,700,000  $ 2,128,854,620
Shares redeemed ..................................................... (14,100,000) (1,883,969,463) (27,550,000) (2,933,937,721)
6,900,000  $ 821,536,986  (7,850,000) $ (805,083,101)

Notes to Financial Statements
(unaudited) (continued)
38
2026
iShares Semi-Annual Financial Statements and Additional Information
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information
39
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
40
2026
iShares Semi-Annual Financial Statements and Additional Information
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

January 31, 2026
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares MSCI All Country Asia ex Japan ETF | AAXJ | NASDAQ
iShares MSCI Europe Financials ETF | EUFN | NASDAQ
iShares MSCI Europe Small-Cap ETF | IEUS | NASDAQ

Page
2

iShares
®
MSCI All Country Asia ex Japan ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
China  —  30 .4%
360 Security Technology, Inc. , Class A ........... 198,000 $ 345,081
37 Interactive Entertainment Network Technology
Group Co. Ltd. , Class A ................... 72,049 274,228
3SBio, Inc.
(a) (b)
........................... 680,000 2,027,631
AAC Technologies Holdings, Inc. .............. 295,500 1,402,748
Advanced Micro-Fabrication Equipment, Inc. China ,
Class A .............................. 13,800 686,807
AECC Aviation Power Co. Ltd. , Class A .......... 73,091 486,462
Agricultural Bank of China Ltd. , Class A .......... 1,954,800 1,887,244
Agricultural Bank of China Ltd. , Class H .......... 10,318,000 7,213,488
Aier Eye Hospital Group Co. Ltd. , Class A ........ 247,160 393,162
Air China Ltd. , Class A
(b)
.................... 360,019 429,038
Akeso, Inc.
(a) (b)
........................... 243,000 3,429,902
Alibaba Group Holding Ltd. .................. 6,430,140 136,792,058
Alibaba Health Information Technology Ltd.
(b)
...... 2,168,000 1,798,112
Aluminum Corp. of China Ltd. , Class A .......... 313,899 629,643
Aluminum Corp. of China Ltd. , Class H .......... 1,446,000 2,524,818
Angel Yeast Co. Ltd. , Class A ................. 36,098 216,928
Anhui Conch Cement Co. Ltd. , Class A .......... 108,080 380,735
Anhui Conch Cement Co. Ltd. , Class H .......... 450,000 1,427,093
Anhui Gujing Distillery Co. Ltd. , Class A .......... 8,135 154,298
Anhui Gujing Distillery Co. Ltd. , Class B .......... 46,810 487,919
Anhui Jianghuai Automobile Group Corp. Ltd. , Class
A
(b)
................................. 66,900 525,404
ANTA Sports Products Ltd. .................. 482,200 4,817,144
APT Medical, Inc. , Class A ................... 2,901 96,692
Autohome, Inc. , ADR ...................... 25,560 563,342
Avary Holding Shenzhen Co. Ltd. , Class A ........ 54,600 447,243
AviChina Industry & Technology Co. Ltd. , Class H ... 903,000 478,984
Baidu, Inc. , Class A
(b)
...................... 837,020 16,043,621
Bank of Beijing Co. Ltd. , Class A .............. 558,000 424,880
Bank of Chengdu Co. Ltd. , Class A ............. 90,000 208,437
Bank of China Ltd. , Class A .................. 941,200 725,732
Bank of China Ltd. , Class H .................. 26,876,000 16,049,897
Bank of Communications Co. Ltd. , Class A ........ 1,219,786 1,159,508
Bank of Communications Co. Ltd. , Class H ....... 3,240,100 2,783,541
Bank of Hangzhou Co. Ltd. , Class A ............ 180,060 418,037
Bank of Jiangsu Co. Ltd. , Class A .............. 468,000 681,101
Bank of Nanjing Co. Ltd. , Class A .............. 288,000 435,690
Bank of Ningbo Co. Ltd. , Class A .............. 182,825 812,929
Bank of Shanghai Co. Ltd. , Class A ............. 352,641 468,124
Baoshan Iron & Steel Co. Ltd. , Class A .......... 504,095 526,662
Beijing Enterprises Holdings Ltd. .............. 180,000 815,394
Beijing Kingsoft Office Software, Inc. , Class A ...... 10,200 492,860
Beijing New Building Materials PLC , Class A ...... 18,626 74,655
Beijing Tong Ren Tang Co. Ltd. , Class A ......... 34,865 151,871
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. ,
Class A
(b)
............................. 26,733 161,466
Beijing-Shanghai High Speed Railway Co. Ltd. , Class A 1,152,000 805,652
BeOne Medicines Ltd. , Class H
(b)
.............. 324,830 8,566,717
Bilibili, Inc. , Class Z
(b)
...................... 95,368 3,267,289
BOC Aviation Ltd.
(a)
....................... 72,200 747,966
BOE Technology Group Co. Ltd. , Class A ......... 846,000 531,226
Bosideng International Holdings Ltd. ............ 1,576,000 961,827
BYD Co. Ltd. , Class A ...................... 132,450 1,729,315
BYD Co. Ltd. , Class H ..................... 1,375,700 17,150,655
BYD Electronic International Co. Ltd. ............ 281,000 1,199,814
C&D International Investment Group Ltd. ......... 311,000 640,632
Caitong Securities Co. Ltd. , Class A ............ 281,208 376,036
Cambricon Technologies Corp. Ltd. , Class A
(b)
..... 9,325 1,684,630
CGN Power Co. Ltd. , Class A ................. 166,000 91,782
CGN Power Co. Ltd. , Class H
(a)
............... 4,140,000 1,726,276
Security Shares Value
a
China (continued)
Changjiang Securities Co. Ltd. , Class A .......... 288,800 $ 359,164
Chaozhou Three-Circle Group Co. Ltd. , Class A .... 54,022 384,949
China CITIC Bank Corp. Ltd. , Class A ........... 278,200 287,197
China CITIC Bank Corp. Ltd. , Class H ........... 3,066,200 2,855,834
China CITIC Financial Asset Management Co. Ltd. ,
Class H
(a) (b)
........................... 5,365,000 604,145
China Coal Energy Co. Ltd. , Class H ............ 722,000 1,056,699
China Communications Services Corp. Ltd. , Class H . 720,000 437,267
China Construction Bank Corp. , Class A ......... 808,900 1,012,818
China Construction Bank Corp. , Class H ......... 36,053,390 36,404,196
China CSSC Holdings Ltd. , Class A ............ 172,200 829,716
China Eastern Airlines Corp. Ltd. , Class A
(b)
....... 450,095 351,279
China Energy Engineering Corp. Ltd. , Class A ..... 817,900 285,494
China Everbright Bank Co. Ltd. , Class A ......... 1,140,300 543,655
China Feihe Ltd.
(a)
........................ 1,440,000 715,295
China Galaxy Securities Co. Ltd. , Class A ........ 181,051 390,470
China Galaxy Securities Co. Ltd. , Class H ........ 1,413,500 1,900,728
China Gas Holdings Ltd. .................... 1,044,000 1,034,137
China Gold International Resources Corp. Ltd. ..... 90,000 2,278,887
China Greatwall Technology Group Co. Ltd. , Class A
(b)
69,400 158,175
China Hongqiao Group Ltd. .................. 1,080,000 4,939,565
China International Capital Corp. Ltd. , Class A ..... 101,200 502,012
China International Capital Corp. Ltd. , Class H
(a)
.... 727,200 1,970,842
China Jushi Co. Ltd. , Class A ................. 162,071 497,320
China Life Insurance Co. Ltd. , Class A ........... 54,090 385,983
China Life Insurance Co. Ltd. , Class H .......... 2,838,000 12,629,773
China Literature Ltd.
(a) (b)
.................... 144,000 659,104
China Longyuan Power Group Corp. Ltd. , Class H .. 983,000 892,989
China Mengniu Dairy Co. Ltd. ................ 1,189,000 2,483,082
China Merchants Bank Co. Ltd. , Class A ......... 450,004 2,498,645
China Merchants Bank Co. Ltd. , Class H ......... 1,478,446 9,032,707
China Merchants Energy Shipping Co. Ltd. , Class A . 212,900 346,560
China Merchants Expressway Network & Technology
Holdings Co. Ltd. , Class A ................. 162,000 218,310
China Merchants Port Holdings Co. Ltd. ......... 434,180 873,830
China Merchants Securities Co. Ltd. , Class A ...... 216,065 530,832
China Merchants Shekou Industrial Zone Holdings Co.
Ltd. , Class A .......................... 156,260 237,189
China Minsheng Banking Corp. Ltd. , Class A ...... 1,116,098 601,299
China Minsheng Banking Corp. Ltd. , Class H ...... 2,250,020 1,119,549
China National Building Material Co. Ltd. , Class H ... 1,440,000 1,035,790
China National Chemical Engineering Co. Ltd. , Class A 198,056 253,170
China National Nuclear Power Co. Ltd. , Class A .... 432,000 534,084
China National Software & Service Co. Ltd. , Class A
(b)
24,450 158,543
China Nonferrous Mining Corp. Ltd. ............ 507,000 1,004,906
China Northern Rare Earth Group High-Tech Co. Ltd. ,
Class A .............................. 86,400 634,393
China Oilfield Services Ltd. , Class H ............ 720,000 791,307
China Overseas Land & Investment Ltd. ......... 1,440,260 2,581,254
China Pacific Insurance Group Co. Ltd. , Class A .... 162,098 1,060,081
China Pacific Insurance Group Co. Ltd. , Class H .... 972,000 4,895,805
China Petroleum & Chemical Corp. , Class A ....... 792,092 741,247
China Petroleum & Chemical Corp. , Class H ...... 8,154,000 5,611,623
China Power International Development Ltd. ...... 1,537,000 641,136
China Railway Group Ltd. , Class A ............. 486,000 397,986
China Railway Group Ltd. , Class H ............. 1,620,000 934,860
China Resources Beer Holdings Co. Ltd. ......... 630,000 2,107,615
China Resources Gas Group Ltd. .............. 342,000 940,889
China Resources Land Ltd. .................. 1,230,055 4,817,124
China Resources Microelectronics Ltd. , Class A .... 28,396 260,023
China Resources Mixc Lifestyle Services Ltd.
(a)
..... 252,600 1,493,868
China Resources Power Holdings Co. Ltd. ........ 720,000 1,640,032
China Resources Sanjiu Medical & Pharmaceutical Co.
Ltd. , Class A .......................... 45,733 184,688

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
China (continued)
China Ruyi Holdings Ltd.
(b)
................... 4,332,000 $ 1,198,095
China Shenhua Energy Co. Ltd. , Class A ......... 144,018 867,557
China Shenhua Energy Co. Ltd. , Class H ......... 1,290,500 7,100,468
China Southern Airlines Co. Ltd. , Class A
(b)
........ 342,000 353,804
China State Construction Engineering Corp. Ltd. , Class
A .................................. 972,000 703,688
China State Construction International Holdings Ltd. . 514,000 617,421
China Taiping Insurance Holdings Co. Ltd. ........ 566,990 1,857,931
China Three Gorges Renewables Group Co. Ltd. , Class
A .................................. 774,000 457,106
China Tourism Group Duty Free Corp. Ltd. , Class A .. 36,098 463,136
China Tower Corp. Ltd. , Class H
(a)
.............. 1,690,200 2,431,820
China United Network Communications Ltd. , Class A . 712,400 522,963
China Vanke Co. Ltd. , Class A
(b)
............... 234,207 164,239
China Vanke Co. Ltd. , Class H
(b) (c)
.............. 828,084 402,379
China Yangtze Power Co. Ltd. , Class A .......... 558,048 2,113,360
China Zheshang Bank Co. Ltd. , Class A .......... 522,000 218,201
Chongqing Changan Automobile Co. Ltd. , Class A ... 180,078 287,579
Chongqing Rural Commercial Bank Co. Ltd. , Class A . 204,100 190,009
Chongqing Rural Commercial Bank Co. Ltd. , Class H 849,000 633,590
Chongqing Zhifei Biological Products Co. Ltd. , Class
A
(b)
................................. 53,891 134,508
Chow Tai Fook Jewellery Group Ltd. ............ 720,400 1,324,016
CITIC Ltd. .............................. 1,620,000 2,589,052
CITIC Securities Co. Ltd. , Class A .............. 288,217 1,161,720
CITIC Securities Co. Ltd. , Class H ............. 598,025 2,237,988
CMOC Group Ltd. , Class A .................. 504,000 1,735,053
CMOC Group Ltd. , Class H .................. 1,278,000 3,591,901
CNPC Capital Co. Ltd. , Class A ............... 268,900 347,594
Contemporary Amperex Technology Co. Ltd. , Class A 100,098 5,041,908
Contemporary Amperex Technology Co. Ltd. , Class H
(c)
27,900 1,740,890
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class A .............................. 162,000 366,794
COSCO SHIPPING Holdings Co. Ltd. , Class A ..... 342,212 707,621
COSCO SHIPPING Holdings Co. Ltd. , Class H
(c)
.... 857,899 1,507,296
CRRC Corp. Ltd. , Class A ................... 576,000 522,036
CRRC Corp. Ltd. , Class H ................... 1,620,000 1,203,443
CSC Financial Co. Ltd. , Class A ............... 126,099 435,377
CSPC Innovation Pharmaceutical Co. Ltd. , Class A .. 33,780 189,018
CSPC Pharmaceutical Group Ltd. .............. 3,073,440 3,770,299
Daqin Railway Co. Ltd. , Class A ............... 414,000 298,580
Dongfang Electric Corp. Ltd. , Class A ........... 90,088 321,616
Dongfeng Motor Group Co. Ltd. , Class H
(b)
........ 840,000 971,091
Dongxing Securities Co. Ltd. , Class A ........... 147,298 294,014
East Money Information Co. Ltd. , Class A ......... 370,314 1,207,090
Eastroc Beverage Group Co. Ltd. , Class A ........ 10,800 388,118
Ecovacs Robotics Co. Ltd. , Class A ............. 18,000 185,416
ENN Energy Holdings Ltd. ................... 296,300 2,550,770
Eoptolink Technology, Inc. Ltd. , Class A .......... 24,760 1,487,199
Eve Energy Co. Ltd. , Class A ................. 54,016 494,716
Everbright Securities Co. Ltd. , Class A ........... 150,493 362,297
Far East Horizon Ltd. ...................... 900,000 900,290
Flat Glass Group Co. Ltd. , Class A
(b)
............ 54,000 124,987
Focus Media Information Technology Co. Ltd. , Class A 415,140 429,441
Foshan Haitian Flavouring & Food Co. Ltd. , Class A . 87,854 445,017
Fosun International Ltd. .................... 900,000 478,825
Founder Securities Co. Ltd. , Class A ............ 306,000 345,500
Foxconn Industrial Internet Co. Ltd. , Class A ....... 304,000 2,507,098
Fuyao Glass Industry Group Co. Ltd. , Class A ...... 54,099 479,701
Fuyao Glass Industry Group Co. Ltd. , Class H
(a)
.... 216,000 1,851,447
Ganfeng Lithium Group Co. Ltd. , Class A ......... 39,857 389,831
Ganfeng Lithium Group Co. Ltd. , Class H
(a) (c)
...... 166,400 1,270,296
GCL Technology Holdings Ltd.
(b)
............... 9,156,000 1,266,754
GD Power Development Co. Ltd. , Class A ........ 504,000 335,249
Security Shares Value
a
China (continued)
GDS Holdings Ltd. , Class A
(b)
................. 433,100 $ 2,411,542
Geely Automobile Holdings Ltd. ............... 2,340,000 4,816,873
Genscript Biotech Corp.
(b)
................... 434,000 712,411
GF Securities Co. Ltd. , Class A ............... 175,000 564,828
GF Securities Co. Ltd. , Class H ............... 455,400 1,062,702
Giant Biogene Holding Co. Ltd.
(a)
.............. 138,600 589,779
GigaDevice Semiconductor, Inc. , Class A ......... 18,135 816,419
GoerTek, Inc. , Class A ..................... 90,297 337,496
Goldwind Science & Technology Co. Ltd. , Class A ... 108,013 404,733
Goneo Group Co. Ltd. , Class A ............... 37,459 224,903
Gotion High-tech Co. Ltd. , Class A ............. 43,200 235,767
Great Wall Motor Co. Ltd. , Class A ............. 54,200 161,062
Great Wall Motor Co. Ltd. , Class H ............. 900,000 1,526,478
Gree Electric Appliances, Inc. of Zhuhai , Class A .... 72,000 400,472
Guangdong Haid Group Co. Ltd. , Class A ........ 36,399 269,363
Guangdong Investment Ltd. .................. 1,080,000 1,021,074
Guanghui Energy Co. Ltd. , Class A ............. 91,100 73,478
Guangzhou Automobile Group Co. Ltd. , Class A .... 126,000 143,292
Guangzhou Baiyunshan Pharmaceutical Holdings Co.
Ltd. , Class A .......................... 54,000 195,851
Guangzhou Tinci Materials Technology Co. Ltd. , Class
A .................................. 54,000 315,565
Guosen Securities Co. Ltd. , Class A ............ 162,000 291,669
Guotai Haitong Securities Co. Ltd. ............. 332,038 945,092
Guotai Haitong Securities Co. Ltd. , Class H
(a)
...... 740,176 1,575,437
Guoyuan Securities Co. Ltd. , Class A ........... 270,030 323,743
H World Group Ltd. , ADR ................... 76,266 3,623,398
Haidilao International Holding Ltd.
(a) (c)
........... 642,000 1,308,927
Haier Smart Home Co. Ltd. , Class A ............ 162,000 584,379
Haier Smart Home Co. Ltd. , Class H ............ 900,000 2,967,045
Hainan Airlines Holding Co. Ltd. , Class A
(b)
........ 803,400 195,063
Haitian International Holdings Ltd. ............. 180,000 556,827
Hangzhou First Applied Material Co. Ltd. , Class A ... 75,452 184,396
Hangzhou Silan Microelectronics Co. Ltd. , Class A .. 54,000 258,170
Hangzhou Tigermed Consulting Co. Ltd. , Class A ... 19,090 172,805
Hansoh Pharmaceutical Group Co. Ltd.
(a)
......... 556,000 2,740,063
Henan Shenhuo Coal Industry & Electricity Power Co.
Ltd. , Class A .......................... 54,600 254,286
Henan Shuanghui Investment & Development Co. Ltd. ,
Class A .............................. 90,098 332,365
Hengan International Group Co. Ltd. ............ 270,000 976,002
Hengli Petrochemical Co. Ltd. , Class A .......... 172,199 645,349
Hgtech Co Ltd. , Class A .................... 18,000 200,127
Hithink RoyalFlush Information Network Co. Ltd. , Class
A .................................. 14,688 736,344
Horizon Robotics , Class B
(b)
.................. 1,884,000 1,978,400
Hoshine Silicon Industry Co. Ltd. , Class A ........ 36,000 256,792
Hua Hong Semiconductor Ltd. , Class H
(a) (b)
........ 271,000 4,010,447
Huadian Power International Corp. Ltd. , Class A .... 297,600 209,429
Huadong Medicine Co. Ltd. , Class A ............ 54,087 280,279
Huaibei Mining Holdings Co. Ltd. , Class A ........ 72,800 131,207
Huaneng Power International, Inc. , Class A ....... 360,000 364,934
Huaneng Power International, Inc. , Class H ....... 1,444,000 1,052,825
Huatai Securities Co. Ltd. , Class A ............. 198,000 652,506
Huatai Securities Co. Ltd. , Class H
(a)
............ 572,800 1,365,705
Huaxia Bank Co. Ltd. , Class A ................ 378,099 344,391
Huayu Automotive Systems Co. Ltd. , Class A ...... 90,200 249,204
Huizhou Desay Sv Automotive Co. Ltd. , Class A .... 18,000 316,292
Hundsun Technologies, Inc. , Class A ............ 50,473 224,936
Hygon Information Technology Co. Ltd. , Class A .... 53,020 2,004,104
IEIT Systems Co. Ltd. , Class A ................ 36,045 324,275
Iflytek Co. Ltd. , Class A ..................... 72,000 615,570
Imeik Technology Development Co. Ltd. , Class A ... 5,740 115,220
Industrial & Commercial Bank of China Ltd. , Class A . 1,512,000 1,574,269

iShares
®
MSCI All Country Asia ex Japan ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Security Shares Value
a
China (continued)
Industrial & Commercial Bank of China Ltd. , Class H . 24,461,350 $ 20,290,603
Industrial Bank Co. Ltd. , Class A ............... 504,025 1,354,098
Industrial Securities Co. Ltd. , Class A ........... 333,586 329,488
Ingenic Semiconductor Co. Ltd. , Class A ......... 18,400 378,875
Inner Mongolia BaoTou Steel Union Co. Ltd. , Class A . 1,310,496 468,693
Inner Mongolia Dian Tou Energy Corp. Ltd. , Class A . 55,500 228,814
Inner Mongolia Junzheng Energy & Chemical Industry
Group Co. Ltd. , Class A ................... 198,000 167,983
Inner Mongolia Yili Industrial Group Co. Ltd. , Class A . 144,091 545,397
Inner Mongolia Yitai Coal Co. Ltd. , Class B ....... 375,825 751,530
Innovent Biologics, Inc.
(a) (b)
................... 554,000 5,750,562
J&T Global Express Ltd.
(b) (c)
.................. 925,200 1,204,450
JA Solar Technology Co. Ltd. , Class A
(b)
.......... 90,032 146,211
JCET Group Co. Ltd. , Class A ................ 54,300 385,502
JD Health International, Inc.
(a) (b)
............... 423,100 3,404,108
JD Logistics, Inc.
(a) (b)
....................... 702,000 1,003,260
JD.com, Inc. , Class A ...................... 891,032 12,706,680
Jiangsu Eastern Shenghong Co. Ltd. , Class A
(b)
.... 270,000 512,783
Jiangsu Expressway Co. Ltd. , Class H .......... 360,000 474,648
Jiangsu Hengli Hydraulic Co. Ltd. , Class A ........ 36,065 560,212
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class A .. 144,010 1,202,424
Jiangsu King's Luck Brewery JSC Ltd. , Class A ..... 36,000 173,185
Jiangsu Yanghe Distillery Co. Ltd. , Class A ........ 35,888 285,284
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. ,
Class A .............................. 36,000 206,387
Jiangsu Zhongtian Technology Co. Ltd. , Class A .... 90,200 288,599
Jiangxi Copper Co. Ltd. , Class A .............. 72,000 645,381
Jiangxi Copper Co. Ltd. , Class H .............. 427,000 2,550,974
Jinko Solar Co. Ltd. , Class A
(b)
................ 229,568 208,660
Kanzhun Ltd. , ADR ....................... 140,743 2,606,560
KE Holdings, Inc. , Class A ................... 758,054 4,819,037
Kingdee International Software Group Co. Ltd.
(b) (c)
... 1,148,000 1,896,171
Kingsoft Corp. Ltd. ........................ 396,000 1,519,231
Kuaishou Technology , Class B
(a)
............... 952,400 9,730,772
Kuang-Chi Technologies Co. Ltd. , Class A
(b)
....... 36,800 250,949
Kunlun Energy Co. Ltd. ..................... 1,440,000 1,475,398
Kunlun Tech Co. Ltd. , Class A
(b)
............... 38,800 310,206
Kweichow Moutai Co. Ltd. , Class A ............. 27,747 5,583,855
Laopu Gold Co. Ltd. , Class H ................. 9,800 968,545
LB Group Co. Ltd. , Class A .................. 72,000 229,189
Legend Biotech Corp. , ADR
(b)
................. 25,560 447,300
Lenovo Group Ltd.
(c)
....................... 2,980,000 3,357,606
Lens Technology Co. Ltd. , Class A ............. 120,986 630,180
Li Auto, Inc. , Class A
(b)
..................... 468,036 3,911,359
Li Ning Co. Ltd. .......................... 892,000 2,332,561
Lingyi iTech Guangdong Co. , Class A ........... 180,000 378,417
Longfor Group Holdings Ltd.
(a)
................ 810,000 1,065,212
LONGi Green Energy Technology Co. Ltd. , Class A
(b)
. 198,028 508,665
Luxshare Precision Industry Co. Ltd. , Class A ...... 167,030 1,236,483
Luzhou Laojiao Co. Ltd. , Class A .............. 36,000 624,137
Mango Excellent Media Co. Ltd. , Class A ......... 52,650 192,546
Maxscend Microelectronics Co. Ltd. , Class A ...... 18,064 202,937
Meitu, Inc.
(a) (b)
........................... 1,392,500 1,375,509
Meituan , Class B
(a) (b) (c)
...................... 1,863,350 23,035,631
Metallurgical Corp. of China Ltd. , Class A ......... 630,008 283,107
Midea Group Co. Ltd. , Class A ................ 80,600 898,634
Midea Group Co. Ltd. , Class H ................ 144,000 1,578,305
MINISO Group Holding Ltd. .................. 180,960 840,309
MMG Ltd.
(b)
............................. 1,535,200 1,987,624
Montage Technology Co. Ltd. , Class A ........... 36,000 938,037
Muyuan Foods Co. Ltd. , Class A ............... 126,036 833,784
NARI Technology Co. Ltd. , Class A ............. 216,067 780,183
NAURA Technology Group Co. Ltd. , Class A ....... 16,065 1,095,028
NetEase Cloud Music, Inc.
(a) (b)
................ 32,600 752,257
Security Shares Value
a
China (continued)
NetEase, Inc. ........................... 653,770 $ 16,952,301
New China Life Insurance Co. Ltd. , Class A ....... 36,599 437,292
New China Life Insurance Co. Ltd. , Class H ....... 362,000 2,943,575
New Hope Liuhe Co. Ltd. , Class A ............. 126,072 163,783
New Oriental Education & Technology Group, Inc. ... 520,280 3,172,211
Ningbo Deye Technology Co. Ltd. , Class A ........ 24,592 296,581
Ningbo Orient Wires & Cables Co. Ltd. , Class A .... 18,000 143,000
Ningbo Tuopu Group Co. Ltd. , Class A .......... 38,080 394,486
Ningxia Baofeng Energy Group Co. Ltd. , Class A ... 170,600 582,224
NIO, Inc. , Class A
(b) (c)
...................... 699,402 3,334,321
Nongfu Spring Co. Ltd. , Class H
(a)
.............. 756,400 4,638,519
OmniVision Integrated Circuits Group, Inc. ........ 36,010 627,449
Orient Overseas International Ltd. ............. 49,000 802,775
Orient Securities Co. Ltd./China , Class A ......... 228,313 335,547
PDD Holdings, Inc. , ADR
(b)
.................. 265,280 26,806,544
People's Insurance Co. Group of China Ltd. (The) ,
Class A .............................. 128,400 169,806
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 3,420,000 2,973,795
PetroChina Co. Ltd. , Class A ................. 522,000 827,546
PetroChina Co. Ltd. , Class H ................. 7,618,000 9,049,872
Pharmaron Beijing Co. Ltd. , Class A ............ 45,050 192,017
PICC Property & Casualty Co. Ltd. , Class H ....... 2,611,814 5,406,967
Ping An Bank Co. Ltd. , Class A ................ 450,038 700,182
Ping An Insurance Group Co of China Ltd. , Class A .. 267,299 2,561,308
Ping An Insurance Group Co of China Ltd. , Class H .. 2,482,500 23,026,051
Poly Developments and Holdings Group Co. Ltd. , Class
A .................................. 270,295 264,392
Pop Mart International Group Ltd.
(a) (c)
............ 204,000 5,831,655
Postal Savings Bank of China Co. Ltd. , Class A ..... 720,000 523,407
Postal Savings Bank of China Co. Ltd. , Class H
(a)
... 3,240,000 2,112,488
Power Construction Corp. of China Ltd. , Class A .... 414,000 336,669
Qfin Holdings, Inc. , ADR .................... 36,000 559,800
Qinghai Salt Lake Industry Co. Ltd. , Class A
(b)
...... 144,000 678,239
Range Intelligent Computing Technology Group Co.
Ltd. , Class A .......................... 36,400 426,962
Remegen Co. Ltd. , Class H
(a) (b)
................ 67,000 721,854
Rockchip Electronics Co. Ltd. , Class A .......... 12,300 337,246
Rongsheng Petrochemical Co. Ltd. , Class A ....... 288,068 610,269
SAIC Motor Corp. Ltd. , Class A ............... 180,098 365,542
Sanan Optoelectronics Co. Ltd. , Class A ......... 154,600 358,771
Sany Heavy Industry Co. Ltd. , Class A ........... 234,099 737,251
Satellite Chemical Co. Ltd. , Class A ............ 90,091 315,038
SDIC Power Holdings Co. Ltd. , Class A .......... 227,200 416,174
Seres Group Co. Ltd. , Class A ................ 36,600 548,111
SF Holding Co. Ltd. , Class A ................. 90,095 485,330
SG Micro Corp. , Class A .................... 22,920 248,506
Shaanxi Coal Industry Co. Ltd. , Class A .......... 198,099 633,430
Shandong Gold Mining Co. Ltd. , Class A ......... 90,080 670,380
Shandong Gold Mining Co. Ltd. , Class H
(a)
........ 360,000 1,934,633
Shandong Hualu Hengsheng Chemical Co. Ltd. , Class
A .................................. 69,920 376,824
Shandong Nanshan Aluminum Co. Ltd. , Class A .... 324,000 339,194
Shandong Sun Paper Industry JSC Ltd. , Class A .... 90,000 217,266
Shandong Weigao Group Medical Polymer Co. Ltd. ,
Class H ............................. 1,009,200 646,160
Shanghai Baosight Software Co. Ltd. , Class A ..... 54,047 177,257
Shanghai Electric Group Co. Ltd. , Class A
(b)
....... 324,000 404,803
Shanghai Fosun Pharmaceutical Group Co. Ltd. , Class
A .................................. 72,000 275,711
Shanghai International Airport Co. Ltd. , Class A ..... 36,000 159,211
Shanghai Pharmaceuticals Holding Co. Ltd. , Class A . 90,000 223,640
Shanghai Pudong Development Bank Co. Ltd. , Class A 720,095 1,038,175

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
China (continued)
Shanghai Putailai New Energy Technology Group Co.
Ltd. ................................ 55,460 $ 219,261
Shanghai Rural Commercial Bank Co. Ltd. , Class A .. 236,600 291,988
Shanghai United Imaging Healthcare Co. Ltd. , Class A 20,020 371,687
Shanjin International Gold Co. Ltd. , Class A ....... 72,521 348,936
Shanxi Coking Coal Energy Group Co. Ltd. , Class A . 162,000 170,039
Shanxi Lu'an Environmental Energy Development Co.
Ltd. , Class A .......................... 36,000 70,494
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. , Class A 28,280 693,778
Shengyi Technology Co. Ltd. , Class A ........... 54,000 532,753
Shennan Circuits Co. Ltd. , Class A ............. 18,186 606,639
Shenwan Hongyuan Group Co. Ltd. , Class A ...... 742,197 540,516
Shenzhen Inovance Technology Co. Ltd. , Class A ... 36,300 389,673
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. ,
Class A .............................. 28,275 768,270
Shenzhen New Industries Biomedical Engineering Co.
Ltd. , Class A .......................... 19,400 150,168
Shenzhen Salubris Pharmaceuticals Co. Ltd. , Class A 36,000 242,631
Shenzhen Transsion Holdings Co. Ltd. , Class A .... 27,505 228,885
Shenzhou International Group Holdings Ltd. ....... 306,000 2,433,727
Sichuan Biokin Pharmaceutical Co. Ltd. , Class A
(b)
.. 4,133 164,921
Sichuan Chuantou Energy Co. Ltd. , Class A ....... 144,084 288,157
Sichuan Kelun Pharmaceutical Co. Ltd. , Class A .... 36,000 160,070
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. ,
Class H
(b)
............................ 18,500 984,891
Sichuan Road and Bridge Group Co. Ltd. , Class A ... 144,000 200,881
Sino Biopharmaceutical Ltd. ................. 3,964,250 3,363,689
Sinopharm Group Co. Ltd. , Class H ............ 504,000 1,344,794
Sinotruk Hong Kong Ltd. .................... 276,000 1,267,441
Smoore International Holdings Ltd.
(a)
............ 720,000 1,039,721
SooChow Securities Co. Ltd. , Class A ........... 170,957 235,114
Spring Airlines Co. Ltd. , Class A ............... 18,316 147,862
Sungrow Power Supply Co. Ltd. , Class A ......... 49,680 1,077,401
Sunny Optical Technology Group Co. Ltd. ........ 268,400 2,150,840
Sunwoda Electronic Co. Ltd. , Class A ........... 55,699 187,541
SUPCON Technology Co. Ltd. , Class A .......... 30,659 368,687
Suzhou Dongshan Precision Manufacturing Co. Ltd. ,
Class A .............................. 36,000 400,846
Suzhou TFC Optical Communication Co. Ltd. , Class A 24,592 873,954
TAL Education Group , ADR
(b)
................. 155,056 1,969,211
TBEA Co. Ltd. , Class A ..................... 164,206 638,020
TCL Technology Group Corp. , Class A ........... 497,550 347,239
TCL Zhonghuan Renewable Energy Technology Co.
Ltd. , Class A
(b)
......................... 115,498 156,056
Tencent Holdings Ltd. ...................... 2,395,700 184,137,815
Tencent Music Entertainment Group , ADR ........ 214,769 3,603,824
Tianqi Lithium Corp. , Class A
(b)
................ 36,400 282,315
Tianshui Huatian Technology Co. Ltd. , Class A ..... 144,200 313,335
Tingyi Cayman Islands Holding Corp. ........... 722,000 1,094,285
Tongcheng Travel Holdings Ltd. ............... 504,000 1,499,148
Tongling Nonferrous Metals Group Co. Ltd. , Class A . 429,600 501,353
Tongwei Co. Ltd. , Class A
(b)
.................. 108,000 282,250
Trina Solar Co. Ltd. , Class A
(b)
................ 72,196 194,620
Trip.com Group Ltd. ....................... 234,080 14,366,803
Tsingtao Brewery Co. Ltd. , Class A ............. 18,000 155,348
Tsingtao Brewery Co. Ltd. , Class H ............. 218,000 1,379,613
UBTech Robotics Corp. Ltd. , Class H
(b)
.......... 81,200 1,449,439
Unigroup Guoxin Microelectronics Co. Ltd. , Class A .. 18,099 217,695
Unisplendour Corp. Ltd. , Class A .............. 90,020 323,305
Victory Giant Technology Huizhou Co. Ltd. , Class A .. 19,800 745,778
Vipshop Holdings Ltd. , ADR .................. 119,492 2,044,508
Wanhua Chemical Group Co. Ltd. , Class A ........ 72,099 911,365
Want Want China Holdings Ltd. ............... 1,802,000 1,086,794
Weichai Power Co. Ltd. , Class A ............... 180,000 613,768
Security Shares Value
a
China (continued)
Weichai Power Co. Ltd. , Class H .............. 720,600 $ 2,442,566
Wens Foodstuff Group Co. Ltd. , Class A ......... 180,098 403,636
Western Securities Co. Ltd. , Class A ............ 216,099 248,476
Western Superconducting Technologies Co. Ltd. , Class
A .................................. 36,000 437,800
Wharf Holdings Ltd. (The) ................... 374,000 1,208,351
Wingtech Technology Co. Ltd. , Class A
(b)
......... 36,000 203,393
Wuhan Guide Infrared Co. Ltd. , Class A
(b)
........ 180,160 429,632
Wuliangye Yibin Co. Ltd. , Class A .............. 90,099 1,357,780
WUS Printed Circuit Kunshan Co. Ltd. , Class A ..... 54,050 539,668
WuXi AppTec Co. Ltd. , Class A ................ 54,064 739,684
WuXi AppTec Co. Ltd. , Class H
(a)
.............. 149,474 2,127,022
Wuxi Biologics Cayman, Inc.
(a) (b)
............... 1,301,000 6,156,786
WuXi XDC Cayman, Inc.
(b)
................... 146,000 1,172,980
XCMG Construction Machinery Co. Ltd. , Class A .... 306,098 472,250
Xiaomi Corp. , Class B
(a) (b)
................... 6,441,800 29,159,254
Xinjiang Daqo New Energy Co. Ltd. , Class A
(b)
..... 77,548 270,087
Xinyi Solar Holdings Ltd.
(c)
................... 1,800,000 778,035
XPeng, Inc. , Class A
(b)
..................... 472,602 4,254,174
XtalPi Holdings Ltd.
(b) (c)
..................... 644,000 994,766
Yadea Group Holdings Ltd.
(a)
................. 410,000 579,294
Yankuang Energy Group Co. Ltd. , Class A ........ 139,520 292,876
Yankuang Energy Group Co. Ltd. , Class H ........ 1,248,700 1,819,270
Yantai Jereh Oilfield Services Group Co. Ltd. , Class A 36,101 457,938
Yealink Network Technology Corp. Ltd. , Class A .... 18,327 100,988
Yonyou Network Technology Co. Ltd. , Class A
(b)
.... 90,290 196,461
YTO Express Group Co. Ltd. , Class A ........... 90,000 218,174
Yum China Holdings, Inc. ................... 138,377 6,880,464
Yunnan Aluminium Co. Ltd. , Class A ............ 109,600 523,500
Yunnan Baiyao Group Co. Ltd. , Class A .......... 36,715 293,335
Yutong Bus Co. Ltd. , Class A ................. 54,600 242,386
Zangge Mining Co. Ltd. , Class A ............... 42,700 529,069
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. ,
Class A .............................. 17,864 411,661
Zhaojin Mining Industry Co. Ltd. , Class H ......... 650,000 2,858,816
Zhejiang China Commodities City Group Co. Ltd. ,
Class A .............................. 128,800 297,296
Zhejiang Chint Electrics Co. Ltd. , Class A ......... 72,000 302,288
Zhejiang Dahua Technology Co. Ltd. , Class A ...... 108,000 293,901
Zhejiang Expressway Co. Ltd. , Class H .......... 721,400 680,575
Zhejiang Huayou Cobalt Co. Ltd. , Class A ........ 54,000 553,445
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. ,
Class A .............................. 36,000 230,611
Zhejiang Juhua Co. Ltd. , Class A .............. 72,800 411,361
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(a) (b)
198,037 1,075,354
Zhejiang NHU Co. Ltd. , Class A ............... 108,212 433,419
Zhejiang Sanhua Intelligent Controls Co. Ltd. , Class A 46,000 336,707
Zhejiang Zheneng Electric Power Co. Ltd. , Class A .. 273,000 194,046
Zheshang Securities Co. Ltd. , Class A ........... 231,200 355,338
Zhongji Innolight Co. Ltd. , Class A ............. 25,058 2,322,963
Zhongjin Gold Corp. Ltd. , Class A .............. 145,200 732,959
Zhuzhou CRRC Times Electric Co. Ltd. , Class H .... 180,000 984,194
Zijin Mining Group Co. Ltd. , Class A ............ 522,000 2,915,897
Zijin Mining Group Co. Ltd. , Class H ............ 2,160,000 11,262,286
Zoomlion Heavy Industry Science and Technology Co.
Ltd. , Class A .......................... 180,037 226,844
ZTE Corp. , Class A ....................... 90,000 496,605
ZTE Corp. , Class H
(c)
...................... 288,000 1,041,913
ZTO Express Cayman, Inc. .................. 162,024 3,577,513
1,099,231,393
a
Hong Kong  —  4 .5%
AIA Group Ltd. .......................... 3,967,400 45,773,772
BOC Hong Kong Holdings Ltd. ................ 1,442,500 7,596,188
CK Asset Holdings Ltd. ..................... 720,132 4,218,633

iShares
®
MSCI All Country Asia ex Japan ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Hong Kong (continued)
CK Hutchison Holdings Ltd. .................. 997,132 $ 8,040,175
CK Infrastructure Holdings Ltd. ................ 249,500 2,049,207
CLP Holdings Ltd. ........................ 630,000 5,955,093
Futu Holdings Ltd. , ADR
(b)
................... 21,060 3,423,724
Galaxy Entertainment Group Ltd. .............. 720,000 3,658,149
Henderson Land Development Co. Ltd. .......... 540,166 2,148,573
HKT Trust & HKT Ltd. , Class SS ............... 1,440,640 2,158,972
Hong Kong & China Gas Co. Ltd. .............. 4,140,763 3,899,973
Hong Kong Exchanges & Clearing Ltd. .......... 410,258 22,617,964
Hongkong Land Holdings Ltd. ................ 412,400 3,499,161
Jardine Matheson Holdings Ltd. ............... 60,600 4,416,402
Link REIT .............................. 972,000 4,469,024
MTR Corp. Ltd.
(c)
......................... 590,000 2,608,873
Power Assets Holdings Ltd. .................. 541,500 4,200,280
Sands China Ltd. ......................... 936,000 2,031,381
Sino Land Co. Ltd. ........................ 1,441,200 2,168,875
SITC International Holdings Co. Ltd. ............ 540,000 2,016,453
Sun Hung Kai Properties Ltd. ................. 540,000 8,671,799
Swire Pacific Ltd. , Class A ................... 135,500 1,307,560
Techtronic Industries Co. Ltd. ................. 555,000 7,576,581
WH Group Ltd.
(a)
......................... 3,060,000 3,611,092
Wharf Real Estate Investment Co. Ltd. .......... 649,000 2,253,174
Zijin Gold International Co. Ltd.
(b)
.............. 80,400 2,227,404
162,598,482
a
India  —  15 .3%
ABB India Ltd. ........................... 21,060 1,281,247
Adani Enterprises Ltd. ..................... 61,920 1,361,792
Adani Ports & Special Economic Zone Ltd. ........ 206,415 3,190,332
Adani Power Ltd.
(b)
........................ 1,072,323 1,578,481
Alkem Laboratories Ltd. .................... 17,952 1,108,961
Ambuja Cements Ltd. ...................... 221,040 1,228,726
APL Apollo Tubes Ltd. ..................... 71,737 1,595,281
Apollo Hospitals Enterprise Ltd. ............... 38,880 2,944,351
Ashok Leyland Ltd. ....................... 1,122,966 2,405,349
Asian Paints Ltd. ......................... 141,461 3,735,463
Astral Ltd. .............................. 49,476 795,052
AU Small Finance Bank Ltd.
(a)
................ 157,101 1,680,347
Aurobindo Pharma Ltd. ..................... 94,027 1,236,545
Avenue Supermarts Ltd.
(a) (b)
.................. 58,915 2,364,283
Axis Bank Ltd. ........................... 853,214 12,729,388
Bajaj Auto Ltd. ........................... 25,388 2,651,427
Bajaj Finance Ltd. ........................ 1,048,892 10,612,012
Bajaj Finserv Ltd. ......................... 142,920 3,037,174
Bajaj Holdings & Investment Ltd. .............. 9,720 1,141,862
Balkrishna Industries Ltd. ................... 30,998 777,747
Bank of Baroda .......................... 431,278 1,405,459
Bharat Electronics Ltd. ..................... 1,375,380 6,719,373
Bharat Forge Ltd. ......................... 92,700 1,452,846
Bharat Heavy Electricals Ltd. ................. 381,960 1,093,551
Bharat Petroleum Corp. Ltd. ................. 588,821 2,334,409
Bharti Airtel Ltd. .......................... 972,938 20,866,560
Bosch Ltd. ............................. 2,896 1,151,197
Britannia Industries Ltd. .................... 40,234 2,563,298
BSE Ltd. .............................. 46,686 1,419,992
Canara Bank ............................ 804,242 1,290,806
CG Power & Industrial Solutions Ltd. ............ 273,728 1,743,922
Cholamandalam Investment and Finance Co. Ltd. ... 157,006 2,788,252
Cipla Ltd. .............................. 210,060 3,027,376
Coal India Ltd. ........................... 687,240 3,296,610
Colgate-Palmolive India Ltd. ................. 43,020 989,191
Coromandel International Ltd. ................ 45,199 1,123,203
Cummins India Ltd. ....................... 52,216 2,336,740
Dabur India Ltd. .......................... 190,980 1,052,332
Divi's Laboratories Ltd. ..................... 43,740 2,881,646
Security Shares Value
a
India (continued)
Dixon Technologies India Ltd. ................ 13,176 $ 1,498,302
DLF Ltd. ............................... 266,917 1,848,173
Dr Reddy's Laboratories Ltd. ................. 199,260 2,636,541
Eicher Motors Ltd. ........................ 51,789 4,013,704
Eternal Ltd.
(b)
............................ 896,648 2,672,695
Fortis Healthcare Ltd. ...................... 186,677 1,730,287
FSN E-Commerce Ventures Ltd.
(b)
............. 438,630 1,132,627
GAIL India Ltd. .......................... 851,321 1,550,817
GE Vernova T&D India Ltd. .................. 49,917 1,752,922
GMR Airports Ltd.
(b)
....................... 1,033,936 1,056,257
Godrej Consumer Products Ltd. ............... 151,200 1,898,510
Godrej Properties Ltd.
(b)
.................... 58,562 1,005,262
Grasim Industries Ltd. ...................... 103,680 3,181,875
Havells India Ltd. ......................... 80,438 1,123,662
HCL Technologies Ltd. ..................... 351,360 6,483,508
HDFC Asset Management Co. Ltd.
(a)
............ 72,180 1,976,314
HDFC Bank Ltd. ......................... 4,256,177 43,035,356
HDFC Life Insurance Co. Ltd.
(a)
............... 361,620 2,876,203
Hero MotoCorp Ltd. ....................... 45,378 2,733,219
Hindalco Industries Ltd. .................... 518,802 5,400,369
Hindustan Aeronautics Ltd. .................. 76,500 3,843,513
Hindustan Petroleum Corp. Ltd. ............... 349,130 1,620,516
Hindustan Unilever Ltd. ..................... 308,465 7,963,817
Hitachi Energy India Ltd. .................... 5,080 1,042,618
Hyundai Motor India Ltd. .................... 59,628 1,424,597
ICICI Bank Ltd. .......................... 1,801,218 26,554,674
ICICI Lombard General Insurance Co. Ltd.
(a)
....... 91,980 1,815,122
ICICI Prudential Life Insurance Co. Ltd.
(a)
......... 135,594 939,133
IDFC First Bank Ltd. ....................... 1,591,260 1,447,797
Indian Hotels Co. Ltd. (The) .................. 322,920 2,368,888
Indian Oil Corp. Ltd. ....................... 1,097,100 1,948,366
Indian Railway Catering & Tourism Corp. Ltd. ...... 88,560 600,465
Indus Towers Ltd.
(b)
....................... 489,240 2,373,225
IndusInd Bank Ltd.
(b)
....................... 219,027 2,136,385
Info Edge India Ltd. ....................... 136,800 1,861,923
Infosys Ltd. ............................. 1,249,570 22,350,159
InterGlobe Aviation Ltd.
(a)
................... 71,384 3,567,465
ITC Ltd. ............................... 1,102,140 3,863,478
Jindal Stainless Ltd. ....................... 129,110 1,152,158
Jindal Steel Ltd. .......................... 133,254 1,632,819
Jio Financial Services Ltd. ................... 1,060,092 2,935,869
JSW Energy Ltd. ......................... 166,610 832,873
JSW Steel Ltd. .......................... 226,517 2,977,482
Jubilant Foodworks Ltd. .................... 143,100 774,332
Kalyan Jewellers India Ltd. .................. 159,815 629,240
Kotak Mahindra Bank Ltd. ................... 2,094,787 9,296,725
Kwality Wall's India Ltd.
(b)
................... 291,335 127,318
Larsen & Toubro Ltd. ...................... 251,926 10,779,237
Lodha Developers Ltd.
(a)
.................... 114,660 1,212,803
LTIMindtree Ltd.
(a)
........................ 28,200 1,833,288
Lupin Ltd. .............................. 89,640 2,100,628
Mahindra & Mahindra Ltd. ................... 349,692 13,057,394
Mankind Pharma Ltd. ...................... 47,882 1,107,010
Marico Ltd. ............................. 199,980 1,589,779
Maruti Suzuki India Ltd. .................... 47,309 7,515,897
Max Healthcare Institute Ltd. ................. 289,440 3,013,981
Mphasis Ltd. ............................ 46,172 1,388,612
MRF Ltd. .............................. 900 1,293,972
Muthoot Finance Ltd. ...................... 45,540 1,897,694
Nestle India Ltd. ......................... 249,604 3,625,036
NHPC Ltd. ............................. 1,203,300 1,024,616
NMDC Ltd. ............................. 1,212,411 1,068,004
NTPC Ltd. ............................. 1,630,549 6,317,655
Oberoi Realty Ltd. ........................ 49,300 800,150

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
8
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
India (continued)
Oil & Natural Gas Corp. Ltd. ................. 1,141,380 $ 3,346,103
Oil India Ltd. ............................ 173,190 962,581
One 97 Communications Ltd.
(b)
................ 145,871 1,806,638
Oracle Financial Services Software Ltd. .......... 8,460 714,179
Page Industries Ltd. ....................... 2,340 839,895
PB Fintech Ltd.
(b)
......................... 132,545 2,388,169
Persistent Systems Ltd. .................... 41,580 2,734,001
Petronet LNG Ltd. ........................ 288,000 908,312
Phoenix Mills Ltd. (The) .................... 78,052 1,418,789
PI Industries Ltd. ......................... 29,340 1,019,665
Pidilite Industries Ltd. ...................... 119,880 1,865,680
Polycab India Ltd. ........................ 20,268 1,549,300
Power Finance Corp. Ltd. ................... 551,700 2,278,464
Power Grid Corp. of India Ltd. ................ 1,707,480 4,766,470
Prestige Estates Projects Ltd. ................ 67,447 1,072,879
Punjab National Bank ...................... 977,841 1,333,060
Rail Vikas Nigam Ltd. ...................... 203,580 761,114
REC Ltd. .............................. 458,460 1,817,265
Reliance Industries Ltd. .................... 2,287,563 34,759,341
Samvardhana Motherson International Ltd. ....... 1,574,070 1,935,521
SBI Cards & Payment Services Ltd. ............ 109,620 897,993
SBI Life Insurance Co. Ltd.
(a)
................. 168,342 3,661,863
Shree Cement Ltd. ........................ 3,240 951,803
Shriram Finance Ltd. ...................... 533,553 5,922,732
Siemens Energy India Ltd. ................... 33,639 911,250
Siemens Ltd. ............................ 31,680 1,069,301
Solar Industries India Ltd. ................... 10,556 1,548,812
SRF Ltd. .............................. 56,315 1,725,517
State Bank of India ........................ 708,741 8,306,902
Sun Pharmaceutical Industries Ltd. ............. 354,420 6,150,433
Sundaram Finance Ltd. ..................... 25,312 1,451,428
Supreme Industries Ltd. .................... 25,275 967,150
Suzlon Energy Ltd.
(b)
...................... 3,933,900 2,042,740
Swiggy Ltd.
(b)
........................... 516,316 1,740,826
Tata Communications Ltd. ................... 45,900 785,575
Tata Consultancy Services Ltd. ............... 337,394 11,474,118
Tata Consumer Products Ltd. ................. 224,216 2,768,003
Tata Motors Ltd.
(b)
........................ 754,854 3,762,474
Tata Motors Passenger Vehicles Ltd. ............ 734,662 2,799,709
Tata Power Co. Ltd. (The) ................... 607,627 2,420,673
Tata Steel Ltd. ........................... 2,786,220 5,815,838
Tech Mahindra Ltd. ....................... 201,060 3,814,917
Titan Co. Ltd. ........................... 131,914 5,707,954
Torrent Pharmaceuticals Ltd. ................. 44,400 1,913,269
Torrent Power Ltd. ........................ 64,646 975,983
Trent Ltd. .............................. 69,381 2,857,440
Tube Investments of India Ltd. ................ 39,922 1,015,937
TVS Motor Co. Ltd. ....................... 90,000 3,602,637
UltraTech Cement Ltd. ..................... 43,757 6,047,755
Union Bank of India Ltd. .................... 655,175 1,289,552
United Spirits Ltd. ........................ 115,740 1,714,443
UPL Ltd. ............................... 186,840 1,431,569
Varun Beverages Ltd. ...................... 501,808 2,570,425
Vedanta Ltd. ............................ 513,900 3,800,698
Vishal Mega Mart Ltd.
(b)
..................... 797,366 1,091,830
Vodafone Idea Ltd.
(b)
....................... 10,064,520 1,225,646
Voltas Ltd. ............................. 78,701 1,137,595
WAAREE Energies Ltd. .................... 32,762 994,341
Wipro Ltd. .............................. 974,160 2,513,519
Yes Bank Ltd.
(b)
.......................... 6,575,897 1,532,483
Zydus Lifesciences Ltd. .................... 81,180 782,050
555,778,508
a
Security Shares Value
a
Indonesia  —  1 .2%
Amman Mineral Internasional PT
(b)
............. 5,429,200 $ 2,441,027
Astra International Tbk PT ................... 7,596,000 2,880,185
Bank Central Asia Tbk PT ................... 20,705,000 9,148,492
Bank Mandiri Persero Tbk PT ................ 13,788,004 3,967,444
Bank Negara Indonesia Persero Tbk PT ......... 5,378,430 1,443,597
Bank Rakyat Indonesia Persero Tbk PT .......... 25,583,067 5,807,454
Barito Pacific Tbk PT
(b)
..................... 8,964,363 1,153,591
Barito Renewables Energy Tbk PT
(b)
............ 3,033,200 1,540,544
Bumi Resources Minerals Tbk PT
(b)
............. 21,433,900 1,360,010
Chandra Asri Pacific Tbk PT ................. 3,302,200 1,274,132
Charoen Pokphand Indonesia Tbk PT ........... 3,060,000 808,715
Dian Swastatika Sentosa Tbk PT
(b)
............. 380,600 2,244,826
GoTo Gojek Tokopedia Tbk PT , Class A
(b)
......... 323,174,510 1,242,448
Indofood Sukses Makmur Tbk PT .............. 1,710,000 694,416
Petrindo Jaya Kreasi Tbk PT ................. 8,545,700 924,062
Sumber Alfaria Trijaya Tbk PT ................ 7,020,000 730,457
Telkom Indonesia Persero Tbk PT ............. 18,162,000 3,882,313
United Tractors Tbk PT ..................... 573,643 893,653
42,437,366
a
Malaysia  —  1 .4%
AMMB Holdings Bhd ...................... 942,400 1,541,305
Axiata Group Bhd
(c)
....................... 1,098,000 640,183
CELCOMDIGI BHD ....................... 1,364,000 1,128,109
CIMB Group Holdings Bhd .................. 3,039,700 6,622,633
Gamuda Bhd ........................... 1,714,400 1,927,558
Hong Leong Bank Bhd ..................... 239,100 1,564,728
IHH Healthcare Bhd ....................... 810,000 1,839,080
IOI Corp. Bhd ........................... 972,000 981,521
Kuala Lumpur Kepong Bhd .................. 209,000 1,033,866
Malayan Banking Bhd ...................... 2,253,200 6,743,552
Maxis Bhd ............................. 954,000 925,823
MISC Bhd .............................. 378,000 766,740
MR DIY Group M Bhd
(a)
..................... 1,184,200 550,784
Nestle Malaysia Bhd ....................... 29,200 829,630
Petronas Chemicals Group Bhd ............... 928,700 762,412
Petronas Dagangan Bhd .................... 90,000 483,803
Petronas Gas Bhd ........................ 324,200 1,511,617
Press Metal Aluminium Holdings Bhd ........... 1,494,000 2,863,893
Public Bank Bhd ......................... 5,401,150 6,675,783
QL Resources Bhd ........................ 674,050 687,387
RHB Bank Bhd .......................... 649,645 1,392,236
SD Guthrie Bhd .......................... 846,000 1,253,333
Sunway Bhd ............................ 882,000 1,286,311
Telekom Malaysia Bhd ..................... 432,000 866,531
Tenaga Nasional Bhd ...................... 966,200 3,418,526
YTL Corp. Bhd .......................... 1,185,320 624,997
YTL Power International Bhd ................. 1,129,640 924,684
49,847,025
a
Philippines  —  0 .4%
Ayala Corp. ............................. 97,848 840,874
Ayala Land, Inc. .......................... 2,544,200 917,362
Bank of the Philippine Islands ................ 685,002 1,442,587
BDO Unibank, Inc. ........................ 929,749 2,130,925
International Container Terminal Services, Inc. ..... 377,740 4,137,364
Jollibee Foods Corp. ...................... 197,460 687,238
Manila Electric Co. ........................ 99,620 998,222
Metropolitan Bank & Trust Co. ................ 765,100 948,570
PLDT, Inc. ............................. 28,455 649,433
SM Investments Corp. ..................... 81,720 971,527
SM Prime Holdings, Inc. .................... 3,896,425 1,429,383
15,153,485
a

iShares
®
MSCI All Country Asia ex Japan ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Singapore  —  3 .7%
CapitaLand Ascendas REIT .................. 1,588,014 $ 3,553,750
CapitaLand Integrated Commercial Trust ......... 2,423,591 4,550,060
CapitaLand Investment Ltd. .................. 962,100 2,329,367
DBS Group Holdings Ltd. ................... 725,050 33,702,031
Grab Holdings Ltd. , Class A
(b) (c)
................ 942,603 4,053,193
Keppel Ltd. ............................. 625,000 5,376,765
Oversea-Chinese Banking Corp. Ltd. ........... 1,266,175 21,131,879
Sea Ltd. , Class A , ADR
(b)
.................... 144,269 16,805,896
Sembcorp Industries Ltd. ................... 363,600 1,722,910
Singapore Airlines Ltd.
(c)
.................... 646,300 3,226,340
Singapore Exchange Ltd. ................... 293,100 4,061,224
Singapore Technologies Engineering Ltd. ......... 594,400 4,569,502
Singapore Telecommunications Ltd. ............ 2,813,600 10,153,411
United Overseas Bank Ltd. .................. 468,800 14,129,227
Wilmar International Ltd. .................... 717,400 1,915,488
Yangzijiang Shipbuilding Holdings Ltd. ........... 1,005,900 2,641,808
133,922,851
a
South Korea  —  17 .1%
Alteogen, Inc.
(b)
.......................... 15,093 4,316,123
Amorepacific Corp. ....................... 10,260 987,589
APR Corp.
(b)
............................ 9,195 1,724,781
Celltrion, Inc. ............................ 57,312 8,340,956
Coway Co. Ltd.
(b)
......................... 21,420 1,239,364
DB Insurance Co. Ltd. ..................... 16,760 1,654,706
Doosan Bobcat, Inc.
(b)
...................... 20,880 850,066
Doosan Co. Ltd. ......................... 2,817 1,650,920
Doosan Enerbility Co. Ltd.
(b)
.................. 169,344 10,571,470
Ecopro BM Co. Ltd.
(b)
...................... 18,000 2,883,332
Ecopro Co. Ltd. .......................... 38,062 4,269,923
Hana Financial Group, Inc. .................. 106,497 7,399,634
Hanjin Kal Corp.
(b)
........................ 9,298 726,028
Hankook Tire & Technology Co. Ltd. ............ 27,900 1,233,984
Hanmi Semiconductor Co. Ltd. ................ 16,344 2,364,273
Hanwha Aerospace Co. Ltd.
(b)
................ 12,600 11,342,279
Hanwha Ocean Co. Ltd.
(b)
................... 52,417 5,033,682
Hanwha Systems Co. Ltd.
(b)
.................. 28,982 1,896,696
HD Hyundai Co. Ltd. ...................... 16,855 2,735,361
HD Hyundai Electric Co. Ltd. ................. 8,744 5,356,966
HD Hyundai Heavy Industries Co. Ltd. ........... 13,769 5,480,474
HD Hyundai Marine Solution Co. Ltd. ........... 5,525 700,526
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. 15,840 4,537,109
HLB, Inc.
(b)
............................. 42,660 1,636,194
HMM Co. Ltd. ........................... 90,000 1,247,460
HYBE Co. Ltd.
(b)
......................... 8,641 2,233,284
Hyosung Heavy Industries Corp.
(b)
............. 2,085 3,739,572
Hyundai Glovis Co. Ltd. .................... 14,170 2,389,051
Hyundai Mobis Co. Ltd. ..................... 22,500 7,030,277
Hyundai Motor Co. ........................ 49,703 17,301,886
Hyundai Rotem Co. Ltd. .................... 28,697 4,588,516
Industrial Bank of Korea .................... 110,520 1,698,019
Kakao Corp. ............................ 117,469 4,992,937
KakaoBank Corp. ........................ 66,060 1,047,874
KB Financial Group, Inc. .................... 135,610 12,692,985
Kia Corp. .............................. 87,568 9,317,510
Korea Aerospace Industries Ltd. ............... 28,440 3,314,660
Korea Electric Power Corp.
(b)
................. 95,011 3,832,086
Korea Investment Holdings Co. Ltd. ............ 16,763 2,507,655
Korean Air Lines Co. Ltd.
(b)
.................. 65,520 1,056,388
Krafton, Inc.
(b)
........................... 10,327 1,812,966
KT&G Corp. ............................ 36,000 3,849,104
LG Chem Ltd. ........................... 18,540 3,980,933
LG Corp. .............................. 33,704 2,139,474
LG Display Co. Ltd.
(b)
...................... 109,440 882,428
LG Electronics, Inc. ....................... 39,152 2,684,407
Security Shares Value
a
South Korea (continued)
LG Energy Solution Ltd.
(b)
................... 17,460 $ 4,799,514
LG H&H Co. Ltd. ......................... 3,115 566,029
LG Uplus Corp. .......................... 75,240 836,348
LIG Nex1 Co. Ltd.
(b)
....................... 5,006 1,669,756
LS Electric Co. Ltd.
(b)
...................... 5,740 2,236,874
Meritz Financial Group, Inc. .................. 30,429 2,460,344
Mirae Asset Securities Co. Ltd. ................ 77,059 2,284,454
NAVER Corp. ........................... 52,740 10,024,907
NH Investment & Securities Co. Ltd. ............ 54,180 1,015,787
POSCO Future M Co. Ltd.
(b)
.................. 12,939 2,001,976
POSCO Holdings, Inc. ..................... 27,373 6,568,522
Posco International Corp. ................... 17,841 770,376
Samsung Biologics Co. Ltd.
(a) (b)
............... 4,247 5,132,537
Samsung C&T Corp. ...................... 32,142 6,700,146
Samsung Electro-Mechanics Co. Ltd. ........... 20,798 3,999,844
Samsung Electronics Co. Ltd. ................ 1,773,880 195,968,883
Samsung Fire & Marine Insurance Co. Ltd. ....... 10,950 3,811,275
Samsung Heavy Industries Co. Ltd.
(b)
........... 264,960 5,400,193
Samsung Life Insurance Co. Ltd. .............. 29,880 3,890,541
Samsung SDI Co. Ltd.
(b)
.................... 22,425 6,036,275
Samsung SDS Co. Ltd. ..................... 15,840 1,899,409
Samyang Foods Co. Ltd. .................... 1,627 1,329,677
Shinhan Financial Group Co. Ltd. .............. 165,034 9,645,202
SK Biopharmaceuticals Co. Ltd.
(b)
.............. 11,521 940,027
SK hynix, Inc. ........................... 204,688 127,802,486
SK Innovation Co. Ltd. ..................... 24,856 1,928,405
SK Square Co. Ltd.
(b)
...................... 35,022 13,709,400
SK Telecom Co. Ltd. ....................... 29,176 1,470,353
SK, Inc. ............................... 13,320 3,076,010
S-Oil Corp.
(b)
............................ 16,381 1,203,431
Woori Financial Group, Inc. .................. 253,997 5,313,328
Yuhan Corp.
(b)
........................... 20,880 1,560,690
619,324,907
a
Taiwan  —  23 .9%
Accton Technology Corp. ................... 194,000 6,782,868
Advantech Co. Ltd. ....................... 180,927 1,707,444
Airtac International Group ................... 49,109 1,777,284
Alchip Technologies Ltd. .................... 29,000 2,847,203
ASE Technology Holding Co. Ltd. .............. 1,273,110 11,836,243
Asia Cement Corp. ........................ 910,448 1,015,886
Asia Vital Components Co. Ltd. ............... 124,000 5,633,629
ASPEED Technology, Inc. ................... 12,000 3,355,871
Asustek Computer, Inc. ..................... 269,100 4,227,500
Bizlink Holding, Inc. ....................... 65,000 2,639,732
Caliway Biopharmaceuticals Co. Ltd.
(b)
.......... 381,000 1,991,548
Catcher Technology Co. Ltd. ................. 213,000 1,360,353
Cathay Financial Holding Co. Ltd. .............. 3,433,374 8,179,951
Chailease Holding Co. Ltd. .................. 556,802 1,835,126
Chang Hwa Commercial Bank Ltd. ............. 2,623,982 1,698,513
Cheng Shin Rubber Industry Co. Ltd. ........... 720,303 698,394
China Airlines Ltd. ........................ 900,000 633,141
China Steel Corp. ........................ 4,143,484 2,726,185
Chroma ATE, Inc. ......................... 144,000 4,421,720
Chunghwa Telecom Co. Ltd. ................. 1,440,110 6,106,704
Compal Electronics, Inc. .................... 1,442,000 1,488,241
CTBC Financial Holding Co. Ltd. .............. 6,287,456 10,129,999
Delta Electronics, Inc. ...................... 733,000 27,972,976
E Ink Holdings, Inc. ....................... 321,000 1,784,491
E.Sun Financial Holding Co. Ltd. .............. 5,529,254 5,855,114
Eclat Textile Co. Ltd. ....................... 60,208 753,204
Elite Material Co. Ltd. ...................... 112,000 6,075,160
eMemory Technology, Inc. ................... 25,000 1,439,873
Eva Airways Corp. ........................ 900,000 1,065,273
Evergreen Marine Corp. Taiwan Ltd. ............ 392,376 2,317,449

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
10
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Taiwan (continued)
Far Eastern New Century Corp. ............... 1,080,040 $ 950,958
Far EasTone Telecommunications Co. Ltd. ........ 720,000 2,025,447
Feng TAY Enterprise Co. Ltd. ................. 205,100 625,206
First Financial Holding Co. Ltd. ................ 4,350,452 3,971,605
Formosa Chemicals & Fibre Corp. ............. 1,226,740 1,642,204
Formosa Plastics Corp. ..................... 1,454,400 2,178,718
Fortune Electric Co. Ltd. .................... 57,640 1,759,252
Fubon Financial Holding Co. Ltd. .............. 3,134,194 9,000,086
Gigabyte Technology Co. Ltd. ................ 198,000 1,456,619
Global Unichip Corp. ...................... 33,000 2,707,555
Globalwafers Co. Ltd. ...................... 101,000 1,587,985
Gold Circuit Electronics Ltd. .................. 122,000 2,664,118
Hon Hai Precision Industry Co. Ltd. ............. 4,742,516 32,782,259
Hotai Motor Co. Ltd. ....................... 107,980 1,861,336
Hua Nan Financial Holdings Co. Ltd. ............ 3,434,910 3,612,822
Innolux Corp. ........................... 2,787,103 1,912,100
International Games System Co. Ltd. ........... 81,000 1,839,468
Inventec Corp. ........................... 968,460 1,374,732
Jentech Precision Industrial Co. Ltd. ............ 33,000 2,923,808
KGI Financial Holding Co. Ltd. ................ 5,817,211 3,326,312
King Slide Works Co. Ltd. ................... 22,000 2,165,791
King Yuan Electronics Co. Ltd. ................ 424,000 3,928,431
Largan Precision Co. Ltd. ................... 36,000 2,743,822
Lite-On Technology Corp. ................... 773,371 3,975,265
Lotes Co. Ltd. ........................... 31,000 1,396,158
MediaTek, Inc. ........................... 570,391 31,639,894
Mega Financial Holding Co. Ltd. ............... 4,420,395 5,435,536
Nan Ya Plastics Corp. ...................... 1,935,000 4,625,767
Nien Made Enterprise Co. Ltd. ................ 68,000 917,475
Novatek Microelectronics Corp. ............... 221,000 2,622,300
Pegatron Corp. .......................... 720,000 1,587,744
PharmaEssentia Corp. ..................... 112,534 2,747,187
President Chain Store Corp. ................. 180,000 1,222,232
Quanta Computer, Inc. ..................... 1,024,000 9,014,442
Realtek Semiconductor Corp. ................ 184,642 2,824,983
Shanghai Commercial & Savings Bank Ltd. (The) ... 1,440,982 1,805,047
SinoPac Financial Holdings Co. Ltd. ............ 4,816,090 4,362,337
Taiwan Business Bank ..................... 2,670,684 1,301,357
Taiwan Cooperative Financial Holding Co. Ltd. ..... 4,084,529 3,052,554
Taiwan High Speed Rail Corp. ................ 540,000 468,625
Taiwan Mobile Co. Ltd.
(b)
.................... 673,000 2,256,591
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 9,221,670 509,920,572
TCC Group Holdings Co. Ltd. ................ 2,388,464 1,998,375
Teco Electric and Machinery Co. Ltd. ............ 430,000 1,096,779
TS Financial Holding Co. Ltd. ................. 8,138,785 5,849,473
Unimicron Technology Corp. ................. 505,713 6,011,315
Uni-President Enterprises Corp. ............... 1,800,694 4,096,619
United Microelectronics Corp. ................ 4,232,000 8,420,635
Vanguard International Semiconductor Corp. ...... 422,018 1,913,050
Wan Hai Lines Ltd. ........................ 260,875 610,968
Wistron Corp. ........................... 1,136,000 4,648,962
Wiwynn Corp. ........................... 42,000 4,707,868
Yageo Corp. ............................ 644,732 5,628,754
Yang Ming Marine Transport Corp. ............. 657,000 1,114,740
Yuanta Financial Holding Co. Ltd. .............. 4,027,473 5,486,348
Zhen Ding Technology Holding Ltd. ............. 279,097 1,719,966
863,877,627
a
Thailand  —  1 .1%
Advanced Info Service PCL , NVDR ............. 384,000 4,258,715
Airports of Thailand PCL , NVDR ............... 1,638,100 2,615,064
Bangkok Dusit Medical Services PCL , NVDR ...... 4,159,800 2,652,850
Bumrungrad Hospital PCL , NVDR
(c)
............ 216,000 1,149,210
Central Pattana PCL , NVDR
(c)
................ 774,000 1,415,979
Charoen Pokphand Foods PCL , NVDR .......... 1,476,000 966,852
Security Shares Value
a
Thailand (continued)
CP ALL PCL , NVDR ....................... 2,000,900 $ 2,758,542
CP AXTRA PCL , NVDR .................... 758,760 356,091
Delta Electronics Thailand PCL , NVDR .......... 1,169,700 7,568,179
Gulf Development PCL , NVDR
(b)
............... 1,706,741 2,538,797
Kasikornbank PCL , NVDR ................... 220,700 1,318,133
Krung Thai Bank PCL , NVDR ................ 1,405,575 1,261,271
Minor International PCL , NVDR ............... 1,206,020 874,342
PTT Exploration & Production PCL , NVDR ........ 504,084 1,970,575
PTT PCL , NVDR ......................... 3,618,000 3,905,581
SCB X PCL , NVDR ....................... 303,700 1,307,366
Siam Cement PCL (The) , NVDR
(c)
.............. 306,000 1,997,974
TMBThanachart Bank PCL , NVDR ............. 8,924,700 572,130
True Corp. PCL , NVDR
(c)
.................... 3,957,956 1,457,701
40,945,352
a
Total Common Stocks — 99.0%
(Cost: $ 2,376,164,413 ) ............................... 3,583,116,996
a
Preferred Stocks
India  —  0 .0%
TVS Motor Co. Ltd. , 6.00%
(b)
................. 341,960 37,175
a
South Korea  —  0 .8%
Hyundai Motor Co., Series 1 , Preference Shares , NVS 8,525 1,573,786
Hyundai Motor Co., Series 2 , Preference Shares , NVS 13,372 2,525,556
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 303,238 24,562,589
28,661,931
a
Total Preferred Stocks — 0.8%
(Cost: $ 6,552,033 ) .................................. 28,699,106
a
Rights
China  —  0 .0%
Kangmei Pharmaceutical Co. Ltd.
(b) (d)
........... 36,923 —
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 99.8%
(Cost: $ 2,382,716,446 ) ............................... 3,611,816,102
a
Short-Term Securities
Money Market Funds  —  1 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(e) (f) (g)
...................... 36,640,716 36,659,036
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(e) (f)
............................. 23,249,396 23,249,396
a
Total Short-Term Securities — 1.7%
(Cost: $ 59,907,383 ) ................................. 59,908,432
Total Investments —  101.5%
(Cost: $ 2,442,623,829 ) ............................... 3,671,724,534
Liabilities in Excess of Other Assets — ( 1 .5 ) % ............... (53,983,292)
Net Assets — 100.0% ................................. $ 3,617,741,242

iShares
®
MSCI All Country Asia ex Japan ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
11
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 43,884,537  $ —  $ (7,229,230)
(a)
$ 2,680  $ 1,049  $ 36,659,036  36,640,716  $ 238,139
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 24,710,000  —  (1,460,604)
(a)
—  —  23,249,396  23,249,396  576,300  —
$ —  $ 2,680  $ 1,049
$ 59,908,432
$ 814,439  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI China Index .................................................................... 15 03/20/26 $ 520 $ (8,459)
MSCI Emerging Markets Index ............................................................ 73 03/20/26 5,551 (2,469)
$ (10,928)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 10,928 $ — $ — $ — $ 10,928
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI All Country Asia ex Japan ETF
12
2026
iShares Semi-Annual Financial Statements and Additional Information
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 1,320,963 $ — $ — $ — $ 1,320,963
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 40,542 $ — $ — $ — $ 40,542
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 4,529,445
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 132,528,339  $ 3,450,588,657  $ —  $ 3,583,116,996
Preferred Stocks ......................................... —  28,699,106  —  28,699,106
Rights ................................................ —  —  —  —
Short-Term Securities
Money Market Funds ...................................... 59,908,432  —  —  59,908,432
$ 192,436,771  $ 3,479,287,763  $ —  $ 3,671,724,534
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (10,928) $ —  $ —  $ (10,928)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI Europe Financials ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
Common Stocks
Austria  —  1 .3%
Erste Group Bank AG ...................... 434,323 $ 56,465,856
Raiffeisen Bank International AG .............. 187,699 9,461,053
65,926,909
a
Belgium  —  1 .6%
Ageas SA/N.V. .......................... 210,488 14,951,040
Groupe Bruxelles Lambert N.V. ............... 111,792 10,578,037
KBC Group N.V. ......................... 323,951 45,649,721
Sofina SA .............................. 23,523 6,854,871
78,033,669
a
Denmark  —  1 .2%
Danske Bank A.S. ........................ 942,474 48,017,194
Tryg A.S. .............................. 473,795 11,514,643
59,531,837
a
Finland  —  0 .8%
Sampo OYJ , Class A ...................... 3,415,984 38,096,088
a
France  —  8 .5%
Amundi SA
(a)
............................ 86,832 7,720,156
AXA SA ............................... 2,447,273 111,593,404
BNP Paribas SA ......................... 1,419,852 153,532,031
Credit Agricole SA ........................ 1,505,433 32,602,294
Edenred SE ............................ 336,348 7,045,077
Euronext N.V.
(a)
.......................... 107,284 15,025,525
Societe Generale SA ...................... 999,306 87,568,621
415,087,108
a
Germany  —  12 .3%
Allianz SE , Registered ..................... 545,335 240,122,786
Commerzbank AG ........................ 1,033,920 42,498,956
Deutsche Bank AG , Registered ............... 2,616,181 103,237,348
Deutsche Boerse AG ...................... 265,585 67,252,810
Hannover Rueck SE ....................... 85,049 24,047,566
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 184,539 111,844,727
Talanx AG .............................. 91,017 11,480,034
600,484,227
a
Ireland  —  1 .2%
AIB Group PLC .......................... 3,005,759 33,598,768
Bank of Ireland Group PLC .................. 1,346,125 27,349,831
60,948,599
a
Italy  —  10 .4%
Banca Mediolanum SpA .................... 316,126 7,415,748
Banca Monte dei Paschi di Siena SpA ........... 2,786,480 28,906,378
Banco BPM SpA ......................... 1,603,320 24,032,667
BPER Banca SpA ........................ 2,078,521 29,272,707
FinecoBank Banca Fineco SpA ............... 862,761 22,871,995
Generali ............................... 1,202,554 49,052,638
Intesa Sanpaolo SpA ...................... 20,123,151 142,459,502
Nexi SpA
(a)
............................. 750,709 3,205,124
Poste Italiane SpA
(a)
....................... 644,505 16,975,072
UniCredit SpA ........................... 1,980,162 172,563,249
Unipol Assicurazioni SpA .................... 503,297 11,209,311
507,964,391
a
Netherlands  —  5 .8%
ABN AMRO Bank N.V., CVA
(a)
................ 822,712 30,311,379
Adyen N.V.
(a) (b)
........................... 35,605 52,796,652
Aegon Ltd. ............................. 1,864,626 14,645,661
ASR Nederland N.V. ....................... 220,978 16,049,774
Security Shares Value
a
Netherlands (continued)
CVC Capital Partners PLC
(a)
................. 295,544 $ 5,250,861
EXOR N.V. ............................. 133,174 10,934,389
ING Groep N.V. .......................... 4,269,711 125,917,606
NN Group N.V. .......................... 379,509 30,082,615
285,988,937
a
Norway  —  0 .9%
DNB Bank ASA .......................... 1,250,801 35,864,639
Gjensidige Forsikring ASA ................... 285,083 8,114,189
43,978,828
a
Portugal  —  0 .2%
Banco Comercial Portugues SA , Class R ......... 10,603,050 11,476,773
a
Spain  —  12 .2%
Banco Bilbao Vizcaya Argentaria SA ............ 8,139,061 206,599,018
Banco de Sabadell SA ..................... 7,087,826 27,804,002
Banco Santander SA ...................... 21,021,058 268,398,192
Bankinter SA ............................ 951,109 16,235,405
CaixaBank SA ........................... 5,498,245 72,577,798
Mapfre SA ............................. 1,318,104 6,031,295
597,645,710
a
Sweden  —  7 .4%
EQT AB ............................... 696,757 26,445,914
Industrivarden AB , Class A .................. 165,602 8,278,514
Industrivarden AB , Class C .................. 222,660 11,147,268
Investor AB , Class B ....................... 2,570,480 99,116,814
L E Lundbergforetagen AB , Class B ............ 106,605 6,350,312
Nordea Bank Abp ........................ 4,391,188 84,839,479
Skandinaviska Enskilda Banken AB , Class A ...... 2,135,967 45,911,374
Svenska Handelsbanken AB , Class A ........... 2,057,847 32,442,065
Swedbank AB , Class A ..................... 1,202,766 46,763,854
361,295,594
a
Switzerland  —  11 .7%
Banque Cantonale Vaudoise , Registered ......... 42,428 5,741,786
Helvetia Baloise Holding AG ................. 112,470 28,524,717
Julius Baer Group Ltd. ..................... 290,590 24,273,065
Partners Group Holding AG .................. 32,101 43,771,125
Swiss Life Holding AG , Registered ............. 40,353 44,249,183
Swiss Re AG ............................ 421,460 67,342,477
UBS Group AG , Registered .................. 4,483,028 212,116,169
Zurich Insurance Group AG .................. 206,693 147,045,898
573,064,420
a
United Kingdom  —  24 .1%
3i Group PLC ........................... 1,401,461 64,381,884
Admiral Group PLC ....................... 368,919 13,883,883
Aviva PLC ............................. 4,313,171 37,601,577
Barclays PLC ........................... 19,700,136 131,480,066
HSBC Holdings PLC ...................... 24,310,527 428,860,205
Legal & General Group PLC ................. 8,038,430 29,186,059
Lloyds Banking Group PLC .................. 83,279,647 124,353,541
London Stock Exchange Group PLC ............ 659,138 73,521,614
M&G PLC .............................. 3,204,036 13,582,701
NatWest Group PLC ....................... 11,336,687 103,331,431
Phoenix Group Holdings PLC ................ 984,944 9,983,075
Prudential PLC .......................... 3,615,299 59,382,180
Schroders PLC .......................... 1,024,776 6,347,188
Standard Chartered PLC .................... 2,745,715 70,253,052

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI Europe Financials ETF
(Percentages shown are based on Net Assets)
14
2026
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
United Kingdom (continued)
Wise PLC , Class A
(b)
....................... 936,451 $ 12,078,099
1,178,226,555
a
Total Long-Term Investments — 99.6%
(Cost: $ 3,283,594,635 ) ............................... 4,877,749,645
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(c) (d)
............................ 4,030,647 4,030,647
a
Total Short-Term Securities — 0.1%
(Cost: $ 4,030,647 ) .................................. 4,030,647
Total Investments —  99.7%
(Cost: $ 3,287,625,282 ) ............................... 4,881,780,292
Other Assets Less Liabilities — 0 .3% ...................... 12,787,420
Net Assets — 100.0% ................................. $ 4,894,567,712
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency
Shares
(a)
...... $ —  $ —  $ (2,221)
(b)
$ 2,221  $ —  $ —  —  $ 12,063
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,840,000  2,190,647
(b)
—  —  —  4,030,647  4,030,647  41,623  —
$ —  $ 2,221  $ —
$ 4,030,647
$ 53,686  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index .................................................................. 126 03/20/26 $ 8,888 $ 213,399
FTSE 100 Index ...................................................................... 38 03/20/26 5,312 215,621
$ 429,020

iShares
®
MSCI Europe Financials ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
15
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 429,020 $ — $ — $ — $ 429,020
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 2,334,434 $ — $ — $ — $ 2,334,434
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 207,549 $ — $ — $ — $ 207,549
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 17,126,648
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ —  $ 4,877,749,645  $ —  $ 4,877,749,645
Short-Term Securities
Money Market Funds ...................................... 4,030,647  —  —  4,030,647
$ 4,030,647  $ 4,877,749,645  $ —  $ 4,881,780,292
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 429,020  $ —  $ —  $ 429,020
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
16
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Austria  —  2 .7%
ANDRITZ AG ........................... 6,468 $ 559,640
AT&S Austria Technologie & Systemtechnik AG
(a) (b)
.. 2,393 107,581
BAWAG Group AG
(a) (c)
...................... 7,504 1,220,719
CA Immobilien Anlagen AG .................. 2,911 86,864
CPI Europe AG
(a) (b)
........................ 3,390 62,532
DO & CO AG ........................... 741 173,209
EVN AG ............................... 3,341 112,574
Frequentis AG ........................... 319 31,309
Lenzing AG
(a) (b)
.......................... 1,863 56,244
Oesterreichische Post AG ................... 3,237 126,240
Palfinger AG ............................ 1,620 69,611
Porr AG ............................... 1,924 79,130
UNIQA Insurance Group AG ................. 11,737 217,568
Vienna Insurance Group AG Wiener Versicherung
Gruppe .............................. 3,644 286,433
voestalpine AG .......................... 10,169 482,880
Wienerberger AG ......................... 10,398 343,701
4,016,235
a
Belgium  —  3 .5%
Ackermans & van Haaren N.V. ................ 2,204 652,093
Aedifica SA ............................. 4,508 396,966
Azelis Group N.V. ........................ 16,278 161,194
Barco N.V. ............................. 5,793 79,526
Bekaert SA ............................. 3,222 158,061
CMB Tech N.V. .......................... 3,275 42,440
CMB Tech N.V. .......................... 9,253 121,965
Cofinimmo SA ........................... 3,653 379,840
Colruyt Group N.V. ........................ 3,013 115,572
Deme Group N.V. ........................ 723 144,123
Fagron ................................ 6,410 168,515
Galapagos N.V.
(a) (b)
........................ 3,119 105,526
Gimv N.V. .............................. 2,295 123,939
KBC Ancora ............................ 3,643 334,782
Kinepolis Group N.V. ...................... 1,266 40,097
Melexis N.V. ............................ 1,892 143,031
Montea N.V. ............................ 1,862 157,714
Ontex Group N.V.
(a) (b)
...................... 6,298 36,629
Proximus SADP .......................... 14,589 133,108
Recticel SA ............................. 3,928 47,530
Retail Estates N.V. ........................ 1,134 86,918
Shurgard Self Storage Ltd. .................. 3,427 124,392
Solvay SA , Class A ....................... 7,036 207,141
Tessenderlo Group SA ..................... 2,278 73,891
Umicore SA ............................ 18,699 444,518
Vastned N.V.
(a)
........................... 787 27,986
VGP N.V. .............................. 1,302 159,670
Warehouses De Pauw CVA .................. 18,944 536,790
Xior Student Housing N.V. ................... 3,800 126,467
5,330,424
a
Bermuda  —  0 .1%
AutoStore Holdings Ltd.
(a) (c)
.................. 114,131 132,300
Conduit Holdings Ltd. ...................... 13,883 73,051
205,351
a
China  —  0 .0%
Boshiwa International Holding Ltd.
(a) (b) (d)
.......... 20,000 —
Real Gold Mining Ltd.
(a) (d)
.................... 27,000 —
—
a
Security Shares Value
a
Denmark  —  4 .5%
AL Sydbank ............................ 4,915 $ 445,124
ALK-Abello A.S. , Class B
(a)
.................. 12,492 412,782
Alm Brand A.S. .......................... 68,798 190,549
Ambu A.S. , Class B
(b)
...................... 17,893 242,642
Bavarian Nordic A.S.
(a)
..................... 7,584 231,079
cBrain A.S.
(b)
............................ 1,052 13,558
Chemometec A.S. ........................ 1,642 158,696
D/S Norden A.S. ......................... 1,866 84,288
Dfds A.S.
(a)
............................. 2,944 46,147
FLSmidth & Co. A.S. , Class B ................ 4,121 353,247
GN Store Nord A.S.
(a)
...................... 12,913 226,672
Gubra A.S. ............................. 603 43,282
H Lundbeck A.S. , Class B ................... 26,784 179,569
ISS A.S. ............................... 13,366 506,901
Jyske Bank A.S. , Registered ................. 4,124 600,151
Matas A.S.
(b)
............................ 3,348 51,305
Netcompany Group A.S.
(a) (b) (c)
................. 3,843 202,829
NKT A.S.
(a)
............................. 5,101 667,141
NTG Nordic Transport Group A.S.
(a)
............ 1,162 35,536
Per Aarsleff Holding A.S. , Class B .............. 1,652 235,580
Ringkjoebing Landbobank A.S. ................ 2,436 614,086
Royal Unibrew A.S. ....................... 4,757 448,179
Scandinavian Tobacco Group A.S. , Class A
(c)
...... 4,498 69,954
Schouw & Co A.S. ........................ 1,218 128,534
TORM PLC , Class A ....................... 5,749 141,162
Zealand Pharma A.S.
(a)
..................... 6,078 406,481
6,735,474
a
Finland  —  2 .6%
Citycon OYJ
(a)
........................... 7,741 34,886
Finnair OYJ
(a)
........................... 8,259 28,983
Harvia OYJ ............................. 1,488 72,423
Hiab OYJ , Class B ........................ 3,678 218,552
Huhtamaki OYJ .......................... 9,284 325,820
Kalmar OYJ , Class B ...................... 3,678 188,048
Kemira OYJ ............................ 11,770 276,841
Kempower OYJ
(a)
......................... 2,102 40,391
Kojamo OYJ
(a)
........................... 14,223 160,668
Konecranes OYJ ......................... 6,394 752,971
Mandatum OYJ .......................... 40,705 331,963
Marimekko OYJ .......................... 3,034 46,293
Metsa Board OYJ , Class B .................. 15,381 47,779
Nokian Renkaat OYJ
(b)
..................... 11,875 152,348
Outokumpu OYJ ......................... 36,340 204,033
Puuilo OYJ ............................. 7,670 111,918
QT Group OYJ
(a) (b)
........................ 1,892 59,494
Revenio Group OYJ ....................... 2,145 51,028
TietoEVRY OYJ .......................... 10,230 222,070
Tokmanni Group Corp.
(b)
.................... 4,368 39,871
Valmet OYJ ............................ 14,147 484,769
YIT OYJ
(a)
.............................. 13,355 48,864
3,900,013
a
France  —  8 .1%
Air France-KLM , NVS
(a)
..................... 11,273 144,611
Altarea SCA ............................ 569 78,484
Alten SA ............................... 2,841 278,506
Antin Infrastructure Partners SA ............... 3,341 41,178
APERAM SA ............................ 4,179 179,816
ARGAN SA , NVS ......................... 1,235 96,647
Arkema SA ............................. 5,471 329,475
Assystem SA ........................... 483 27,164
Aubay ................................ 764 54,214
Beneteau SACA ......................... 3,444 32,390

iShares
®
MSCI Europe Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
17
Schedule of Investments
Security Shares Value
a
France (continued)
Canal+ SA
(a)
............................ 66,492 $ 287,502
Carmila SA ............................. 6,006 116,219
Cie des Alpes ........................... 1,940 59,730
Clariane SE
(a)
........................... 9,870 44,575
Coface SA ............................. 9,908 181,209
Derichebourg SA ......................... 8,904 83,919
Elior Group SA
(a) (c)
........................ 11,144 37,605
Elis SA ................................ 15,853 460,283
Emeis SA
(a)
............................. 6,961 112,415
Equasens .............................. 454 21,359
Eramet SA ............................. 804 69,678
Etablissements Maurel et Prom SA ............. 5,675 44,344
Eurazeo SE ............................ 3,888 233,548
Eutelsat Communications SACA
(a) (b)
............ 24,391 66,212
Exail Technologies SA , NVS
(a) (b)
............... 902 118,500
Exosens SAS ........................... 2,886 184,879
Fnac Darty SA ........................... 1,113 46,859
Forvia SE
(a)
............................. 15,122 246,903
Gaztransport Et Technigaz SA ................ 3,525 759,456
GL Events SACA ......................... 834 31,796
ICADE
(a)
............................... 3,322 82,044
ID Logistics Group SACA
(a)
.................. 311 150,848
Imerys SA .............................. 3,179 99,124
Interparfums SA .......................... 2,386 72,637
IPSOS SA ............................. 3,523 149,459
JCDecaux SE ........................... 7,083 139,703
Kaufman & Broad SA ...................... 1,249 46,473
LISI SA ............................... 2,009 127,364
Louis Hachette Group , NVS .................. 61,026 120,038
Manitou BF SA .......................... 1,191 31,401
Medincell SA , NVS
(a)
...................... 1,747 46,711
Mercialys SA ............................ 9,159 115,238
Mersen SA ............................. 2,044 62,497
Metropole Television SA .................... 2,371 33,963
Nanobiotix SA
(a)
.......................... 2,989 61,741
Nexans SA ............................. 3,528 555,703
Nexity SA
(a)
............................. 3,987 45,082
Opmobility ............................. 5,655 108,348
OVH Groupe SA
(a) (b)
....................... 2,909 34,373
Peugeot Invest SA ........................ 462 39,932
Pierre Et Vacances SA , NVS
(a)
................ 14,131 30,329
Planisware SA , NVS ....................... 2,359 56,067
Pluxee N.V. , NVS ......................... 8,450 111,946
Quadient SA ............................ 2,280 43,147
Remy Cointreau SA ....................... 2,308 110,067
Robertet SA ............................ 88 88,234
Rubis SCA ............................. 6,846 277,216
SCOR SE .............................. 15,433 502,918
SEB SA ............................... 2,366 133,462
Seche Environnement SACA , NVS ............. 210 19,577
SES SA ............................... 34,597 283,368
Societe BIC SA .......................... 1,773 114,215
SOITEC
(a)
.............................. 2,568 79,974
Sopra Steria Group ....................... 1,364 249,155
SPIE SA ............................... 13,665 748,758
Technip Energies N.V. ..................... 12,704 497,862
Teleperformance SE ....................... 5,169 333,893
Television Francaise 1 SA ................... 4,084 39,473
Trigano SA ............................. 835 166,141
Ubisoft Entertainment SA
(a) (b)
................. 8,762 45,205
Valeo SE .............................. 19,777 276,213
Vallourec SACA .......................... 15,593 330,928
Valneva SE
(a) (b)
.......................... 13,194 61,115
Vicat SACA ............................. 1,534 142,141
Security Shares Value
a
France (continued)
Virbac SACA ............................ 406 $ 169,249
Vivendi SE ............................. 63,783 177,951
Voltalia SA , Registered
(a)
.................... 3,795 31,927
Vusion ................................ 813 126,566
Wavestone ............................. 716 51,119
Wendel SE ............................. 2,320 224,131
Worldline SA
(a) (b) (c)
........................ 18,534 31,394
X-Fab Silicon Foundries SE
(a) (c)
................ 5,388 32,717
12,178,613
a
Germany  —  8 .5%
1&1 AG ............................... 2,512 79,998
Adesso SE ............................. 336 32,402
AIXTRON SE ........................... 10,981 251,919
Alzchem Group AG ....................... 587 107,312
Aroundtown SA
(a)
......................... 72,208 229,458
Atoss Software SE ........................ 900 103,724
Aumovio SE
(a)
........................... 5,221 250,526
Aurubis AG ............................. 2,988 564,236
Auto1 Group SE
(a)
........................ 12,638 415,700
Bechtle AG
(b)
............................ 7,777 403,099
Befesa SA
(c)
............................ 3,320 121,597
Bilfinger SE ............................. 3,423 479,592
CANCOM SE ........................... 2,347 78,968
Carl Zeiss Meditec AG , Bearer ................ 3,406 113,043
CECONOMY AG
(a)
........................ 14,181 74,970
Cewe Stiftung & Co. KGAA .................. 506 60,607
Dermapharm Holding SE
(b)
.................. 1,275 52,672
Deutsche Pfandbriefbank AG
(c)
................ 12,293 60,657
Deutz AG .............................. 13,908 178,102
Douglas AG
(a)
........................... 2,985 37,557
Duerr AG .............................. 4,880 130,069
Eckert & Ziegler SE ....................... 4,320 76,481
Elmos Semiconductor SE ................... 762 103,697
Energiekontor AG
(b)
....................... 683 31,038
Evotec SE
(a)
............................ 13,936 102,631
Fielmann Group AG ....................... 2,430 119,101
flatexDEGIRO SE ........................ 7,829 381,896
Fraport AG Frankfurt Airport Services Worldwide
(a)
... 3,569 330,223
Freenet AG ............................. 11,288 407,600
Friedrich Vorwerk Group SE ................. 656 70,471
Gerresheimer AG
(b)
....................... 3,100 92,594
GFT Technologies SE
(b)
..................... 1,600 39,401
Grand City Properties SA
(a)
.................. 6,732 75,451
GRENKE AG
(b)
.......................... 2,202 37,585
HelloFresh SE
(a)
.......................... 13,610 89,396
Hornbach Holding AG & Co. KGaA ............. 1,012 96,701
HUGO BOSS AG ......................... 3,998 165,772
Hypoport SE
(a)
........................... 398 46,423
IONOS Group SE
(a)
....................... 4,632 149,336
Jenoptik AG ............................ 5,016 158,302
JOST Werke SE
(c)
........................ 1,422 105,472
K+S AG , Registered
(b)
...................... 16,319 267,383
KION Group AG .......................... 6,890 486,674
Kloeckner & Co. SE
(b)
...................... 5,497 71,610
Kontron AG
(b)
........................... 3,628 100,656
Krones AG ............................. 1,350 217,242
LANXESS AG ........................... 8,257 170,551
MBB SE ............................... 152 39,192
Mutares SE & Co. KGaA .................... 1,352 52,248
Nagarro SE
(b)
........................... 794 66,730
Nordex SE
(a) (b)
........................... 12,333 493,769
Norma Group SE
(b)
........................ 2,414 42,019
Northern Data AG
(a) (b)
...................... 1,176 17,983
PATRIZIA SE ........................... 3,838 38,841

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
18
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Germany (continued)
Pfisterer Holding SE
(a)
...................... 686 $ 59,353
PNE AG
(b)
.............................. 2,533 29,695
ProSiebenSat.1 Media SE ................... 5,525 33,024
Puma SE .............................. 9,838 251,479
Redcare Pharmacy N.V.
(a) (b) (c)
................. 1,558 115,131
RENK Group AG ......................... 8,157 525,163
RTL Group SA
(b)
......................... 3,725 162,409
SAF-Holland SE ......................... 4,211 84,655
Salzgitter AG ............................ 2,306 123,743
Schaeffler AG ........................... 17,887 210,961
Schott Pharma AG & Co. KGaA ............... 3,530 60,040
Secunet Security Networks AG
(b)
.............. 151 42,419
Siltronic AG
(b)
........................... 1,274 79,101
Sixt SE ............................... 1,306 102,340
SMA Solar Technology AG
(a) (b)
................ 1,470 63,949
Stabilus SE ............................. 2,279 52,319
Stroeer SE & Co. KGaA .................... 3,182 127,221
Suedzucker AG
(b)
......................... 5,682 65,053
SUSS MicroTec SE
(b)
...................... 1,775 104,403
TAG Immobilien AG ....................... 18,131 307,599
TeamViewer SE
(a) (b) (c)
...................... 14,636 97,861
thyssenkrupp AG ......................... 47,291 630,423
Thyssenkrupp Nucera AG & Co. KGaa
(a) (b) (c)
....... 2,284 24,278
Tkms AG& Co. KGaA
(a)
..................... 2,438 285,665
United Internet AG , Registered ................ 8,159 265,436
Verbio SE
(a) (b)
............................ 2,115 62,453
Vossloh AG ............................. 908 86,922
Wacker Chemie AG ....................... 1,725 140,092
Wacker Neuson SE ....................... 2,656 60,660
Wuestenrot & Wuerttembergische AG ........... 2,189 38,964
12,863,488
a
Greece  —  0 .3%
Metlen Energy & Metals PLC
(a)
................ 9,492 517,562
a
Hong Kong  —  0 .0%
Peace Mark Holdings Ltd.
(a) (d)
................. 30,000 —
a
Ireland  —  0 .5%
Cairn Homes PLC ........................ 59,747 147,644
Glanbia PLC ............................ 19,509 375,318
Glenveagh Properties PLC
(a) (c)
................ 49,095 113,945
Irish Residential Properties REIT PLC ........... 49,728 59,535
Uniphar PLC ............................ 23,039 104,354
800,796
a
Italy  —  6 .8%
A2A SpA .............................. 150,519 454,085
ACEA SpA ............................. 5,029 140,170
Amplifon SpA ........................... 11,739 189,264
Ariston Holding N.V. ....................... 7,779 43,871
Arnoldo Mondadori Editore SpA ............... 12,476 31,499
Ascopiave SpA .......................... 6,790 27,084
Avio SpA
(b)
............................. 2,735 112,564
Azimut Holding SpA ....................... 10,981 463,880
Banca Generali SpA ....................... 5,616 378,406
Banca IFIS SpA .......................... 2,951 96,097
Banca Popolare di Sondrio SpA ............... 8,595 175,736
Banco di Desio e della Brianza SpA ............ 3,116 34,459
BFF Bank SpA
(a) (c)
........................ 17,059 163,582
Bio On SpA
(a) (b) (d)
......................... 801 —
Brembo N.V. ............................ 14,158 170,311
Brunello Cucinelli SpA ..................... 3,245 311,015
Carel Industries SpA
(c)
..................... 4,807 119,657
Cembre SpA ............................ 592 48,840
Security Shares Value
a
Italy (continued)
Cementir Holding N.V. ..................... 4,537 $ 102,014
CIR SpA-Compagnie Industriali
(a)
.............. 46,766 38,763
Credito Emiliano SpA ...................... 6,548 120,438
d'Amico International Shipping SA ............. 4,586 32,392
Danieli & C Officine Meccaniche SpA
(b)
.......... 933 68,882
De' Longhi SpA .......................... 6,530 288,673
DiaSorin SpA ........................... 2,111 180,961
El.En. SpA ............................. 4,757 77,881
Enav SpA
(c)
............................. 25,799 148,900
ERG SpA .............................. 5,110 135,997
Ferretti SpA ............................ 12,270 52,326
Fila SpA ............................... 2,898 31,475
Fincantieri SpA
(a)
......................... 9,190 174,441
GVS SpA
(a) (c)
............................ 6,267 30,839
Hera SpA .............................. 78,446 388,206
Industrie De Nora SpA ..................... 3,072 27,721
Intercos SpA , NVS ........................ 4,963 75,104
Interpump Group SpA ...................... 7,218 418,753
Iren SpA ............................... 55,224 176,763
Italgas SpA ............................. 58,185 699,045
Italmobiliare SpA ......................... 1,428 47,153
Iveco Group N.V. ......................... 19,510 436,413
Juventus Football Club SpA , NVS
(a) (b)
........... 10,758 32,729
Lottomatica Group SpA ..................... 23,886 587,551
LU-VE SpA , NVS ......................... 921 43,842
Maire SpA ............................. 14,022 244,997
MARR SpA ............................. 3,007 31,941
MFE-MediaForEurope N.V. , Class A ............ 24,437 91,158
MFE-MediaForEurope N.V. , Class B
(b)
........... 5,162 24,814
NewPrinces SpA , NVS
(a)
.................... 1,866 43,438
OVS SpA
(c)
............................. 14,788 83,587
Pharmanutra SpA ........................ 336 25,157
Piaggio & C SpA ......................... 17,013 35,184
Pirelli & C SpA
(c)
......................... 38,169 287,421
RAI Way SpA
(c)
.......................... 9,265 62,823
Reply SpA ............................. 2,142 280,823
Saipem SpA ............................ 124,502 459,818
Salvatore Ferragamo SpA
(a) (b)
................. 4,692 36,962
Sanlorenzo SpA .......................... 1,348 51,650
Sesa SpA .............................. 722 76,588
SOL SpA .............................. 3,480 187,276
Tamburi Investment Partners SpA .............. 8,728 98,809
Technogym SpA
(c)
........................ 10,419 217,579
Technoprobe SpA
(a)
....................... 12,366 229,491
Webuild SpA ............................ 39,043 161,713
Wiit SpA ............................... 1,141 35,339
Zignago Vetro SpA ........................ 2,722 24,449
10,168,799
a
Netherlands  —  2 .7%
Aalberts N.V. ............................ 9,560 367,090
Allfunds Group PLC ....................... 28,506 276,254
AMG Critical Materials N.V. .................. 2,940 125,772
Arcadis N.V. ............................ 6,837 307,050
Basic-Fit N.V.
(a) (c)
......................... 4,767 181,724
Corbion N.V. , Class C ...................... 4,882 117,262
Eurocommercial Properties N.V. ............... 4,182 123,365
Ferrari Group PLC ........................ 2,595 31,129
Flow Traders Ltd.
(a)
........................ 3,305 107,520
Fugro N.V. , Class C ....................... 10,750 148,550
Havas N.V.
(a)
............................ 6,122 126,493
Koninklijke BAM Groep N.V. ................. 23,479 246,241
Koninklijke Heijmans N.V. ................... 2,379 193,842
Koninklijke Vopak N.V. ..................... 5,528 275,897
OCI N.V.
(a)
............................. 9,921 39,659

iShares
®
MSCI Europe Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Security Shares Value
a
Netherlands (continued)
Pharming Group N.V.
(a)
..................... 64,287 $ 131,068
Pharvaris N.V.
(a)
.......................... 2,072 56,048
PostNL N.V.
(b)
........................... 33,355 46,708
SBM Offshore N.V. ........................ 13,370 480,254
Signify N.V.
(c)
............................ 12,338 261,930
Sligro Food Group N.V.
(b)
.................... 2,424 32,657
TKH Group N.V. ......................... 3,686 161,758
TomTom N.V.
(a)
.......................... 5,316 39,942
Van Lanschot Kempen N.V. .................. 2,676 162,270
Wereldhave N.V. ......................... 3,494 86,566
4,127,049
a
Norway  —  4 .7%
Aker ASA , Class A ........................ 2,145 197,568
Aker Solutions ASA ....................... 28,731 104,985
Atea ASA
(a)
............................. 7,489 119,846
Austevoll Seafood ASA ..................... 8,990 86,421
Bakkafrost P/F .......................... 4,800 231,873
BLUENORD ASA
(a)
....................... 2,140 100,026
BW LPG Ltd.
(c)
........................... 9,062 143,457
BW Offshore Ltd. ......................... 9,565 46,680
Cadeler A.S.
(a)
........................... 19,930 118,641
DNO ASA .............................. 40,548 68,873
DOF Group ASA ......................... 13,759 161,036
Elkem ASA
(a) (c)
........................... 28,426 84,444
Elopak ASA ............................ 12,491 64,981
Entra ASA
(c)
............................ 4,303 50,489
Europris ASA
(c)
.......................... 15,257 140,165
Frontline PLC
(b)
.......................... 13,713 390,341
Grieg Seafood ASA
(a)
...................... 4,310 33,372
Hoegh Autoliners ASA ..................... 9,975 111,150
Kitron ASA ............................. 19,204 165,066
Leroy Seafood Group ASA
(b)
................. 25,215 124,256
LINK Mobility Group Holding ASA
(a)
............. 22,760 79,367
MPC Container Ships ASA .................. 34,993 67,817
NORBIT ASA ........................... 3,359 64,560
Norconsult Norge A.S. ..................... 10,953 51,652
Nordic Semiconductor ASA
(a)
................. 17,245 231,590
Norwegian Air Shuttle ASA .................. 50,024 84,439
Odfjell Drilling Ltd. ........................ 11,348 112,952
Odfjell SE , Class A ........................ 1,915 27,015
Paratus Energy Services Ltd. ................. 7,691 37,369
Protector Forsikring ASA .................... 5,070 274,647
Public Property Invest A.S. .................. 11,402 28,268
Scatec ASA
(a) (c)
.......................... 12,096 144,505
SpareBank 1 Nord Norge ................... 8,947 136,396
Sparebank 1 Oestlandet .................... 4,463 90,720
SpareBank 1 SMN ........................ 12,413 249,407
SpareBank 1 Sor-Norge ASA ................. 19,600 395,121
Stolt-Nielsen Ltd. ......................... 2,164 67,883
Storebrand ASA .......................... 39,185 685,732
Subsea 7 SA ............................ 21,454 548,409
TGS ASA .............................. 19,033 200,614
TOMRA Systems ASA ..................... 21,328 282,941
Vend Marketplaces ASA .................... 16,120 445,579
Wallenius Wilhelmsen ASA , Class B ............ 10,359 120,358
Wilh Wilhelmsen Holding ASA , Class A .......... 1,097 78,028
7,049,039
a
Portugal  —  0 .5%
Altri SGPS SA
(b)
.......................... 5,816 29,842
Corticeira Amorim SGPS SA ................. 3,612 28,652
CTT-Correios de Portugal SA ................. 7,403 59,561
Mota-Engil SGPS SA ...................... 9,072 47,915
Navigator Co. SA (The) ..................... 20,342 76,999
Security Shares Value
a
Portugal (continued)
NOS SGPS SA .......................... 19,594 $ 101,859
REN - Redes Energeticas Nacionais SGPS SA ..... 34,731 141,619
Semapa-Sociedade de Investimento e Gestao ..... 1,618 42,918
Sonae SGPS SA ......................... 74,683 156,725
686,090
a
Singapore  —  0 .0%
Jurong Technologies Industrial Corp. Ltd.
(a) (d)
...... 60,000 —
a
Spain  —  3 .5%
Acerinox SA ............................ 17,808 264,532
Aedas Homes SA
(c)
....................... 798 22,658
Almirall SA ............................. 7,211 107,944
Atresmedia Corp. de Medios de Comunicacion SA .. 9,617 59,845
CIE Automotive SA ........................ 4,000 136,261
Cirsa Enterprises SA
(a)
..................... 3,223 55,472
Colonial SFL Socimi SA .................... 26,717 165,248
Construcciones y Auxiliar de Ferrocarriles SA ...... 1,840 122,660
Distribuidora Internacional de Alimentacion SA
(a)
.... 1,324 61,435
eDreams ODIGEO SA
(a)
.................... 8,526 35,277
Elecnor SA ............................. 3,755 119,690
Enagas SA ............................. 22,449 369,479
Ence Energia y Celulosa SA
(a) (b)
............... 11,429 30,095
Fluidra SA ............................. 9,130 265,576
Gestamp Automocion SA
(c)
.................. 13,610 48,796
Grenergy Renovables SA
(a)
.................. 1,356 154,782
HBX Group International PLC
(a)
............... 7,042 65,470
Indra Sistemas SA
(b)
....................... 7,546 487,728
Laboratorios Farmaceuticos Rovi SA ............ 1,721 146,941
Linea Directa Aseguradora SA Cia de Seguros y
Reaseguros ........................... 53,832 75,040
Logista Integral SA ........................ 5,703 208,027
Melia Hotels International SA ................. 10,811 96,456
Merlin Properties Socimi SA ................. 37,470 557,674
Neinor Homes SA
(a) (c)
...................... 3,832 91,308
Pharma Mar SA .......................... 1,209 113,110
Prosegur Cash SA
(c)
....................... 23,777 18,066
Prosegur Cia de Seguridad SA ................ 10,319 34,350
Sacyr SA .............................. 50,293 236,658
Solaria Energia y Medio Ambiente SA
(a)
.......... 7,191 158,599
Tecnicas Reunidas SA
(a)
.................... 4,182 158,350
Unicaja Banco SA
(c)
....................... 98,014 335,883
Vidrala SA ............................. 2,174 227,125
Viscofan SA ............................ 3,768 252,873
5,283,408
a
Sweden  —  11 .2%
AAK AB ............................... 17,384 486,438
AcadeMedia AB
(c)
......................... 6,965 73,801
AddLife AB , Class B ....................... 11,222 171,908
Addnode Group AB , Class B ................. 12,084 116,139
AFRY AB , Class B ........................ 9,316 147,826
Alimak Group AB
(c)
........................ 6,699 102,572
Alleima AB ............................. 18,246 159,465
Ambea AB
(c)
............................ 7,135 108,937
Apotea AB
(a)
............................ 5,421 36,272
AQ Group AB ........................... 5,788 127,400
Arjo AB , Class B ......................... 19,981 59,899
Asker Healthcare Group AB
(a)
................. 20,215 170,390
Asmodee Group AB , Class B
(a)
................ 14,887 178,631
Atrium Ljungberg AB , Class B ................ 25,236 95,582
Attendo AB
(c)
............................ 11,601 115,807
Avanza Bank Holding AB ................... 12,054 469,653
Axfood AB ............................. 10,429 357,214
Betsson AB , Class B ...................... 10,885 127,807

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
20
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Sweden (continued)
Better Collective A.S.
(a) (b)
.................... 3,228 $ 38,486
Bilia AB , Class A ......................... 5,836 82,692
Billerud Aktiebolag ........................ 21,398 173,026
BioArctic AB , Class B
(a) (b) (c)
................... 4,273 153,449
BioGaia AB , Class B ....................... 8,680 106,762
BoneSupport Holding AB
(a) (c)
................. 5,316 110,389
Boozt AB
(a) (c)
............................ 5,262 53,438
Bravida Holding AB
(c)
...................... 19,474 191,859
Bufab AB .............................. 12,569 139,130
Bure Equity AB .......................... 5,340 131,852
Camurus AB
(a)
........................... 3,704 278,048
Castellum AB ........................... 34,940 431,937
Catena AB ............................. 4,288 222,589
Cibus Nordic Real Estate AB publ .............. 6,617 114,623
Clas Ohlson AB , Class B .................... 3,700 126,691
Cloetta AB , Class B ....................... 17,898 87,486
Coffee Stain Group AB , Class B
(a) (b)
............. 12,169 25,328
Corem Property Group AB , Class B ............ 66,864 31,002
Creades AB , Class A ...................... 4,929 38,366
Dios Fastigheter AB ....................... 9,773 70,780
Dometic Group AB
(c)
....................... 30,290 130,363
Dynavox Group AB
(a)
...................... 9,924 97,088
Electrolux AB , Class B
(a)
.................... 21,282 171,907
Electrolux Professional AB , Class B ............ 21,154 145,760
Elekta AB , Class B ........................ 34,608 222,467
Embracer Group AB , Class B
(a)
................ 12,169 66,656
Engcon AB , Class B
(b)
...................... 3,964 35,560
Fabege AB ............................. 18,784 173,448
FastPartner AB , Class A .................... 3,960 20,361
Getinge AB , Class B ....................... 21,880 479,441
Granges AB ............................ 9,979 167,372
Hacksaw AB
(a)
........................... 5,547 35,297
Hemnet Group AB ........................ 8,221 131,095
Hexpol AB , Class B ....................... 25,043 204,969
HMS Networks AB
(a)
....................... 3,157 142,314
Hoist Finance AB
(c)
........................ 4,571 64,300
Hufvudstaden AB , Class A ................... 10,881 150,357
Husqvarna AB , Class B ..................... 33,612 171,710
Instalco AB ............................. 23,820 67,943
Intea Fastigheter AB , Class B
(a)
............... 10,964 80,499
Intrum AB
(a)
............................. 8,642 43,222
INVISIO AB
(b)
........................... 3,507 102,620
Inwido AB .............................. 5,488 94,461
JM AB ................................ 5,767 88,745
Kinnevik AB , Class B
(a)
..................... 23,173 190,186
Lagercrantz Group AB , Class B ............... 18,889 413,869
Lindab International AB ..................... 7,092 149,090
Logistea AB , Class B ...................... 31,143 50,346
Loomis AB , Class B ....................... 6,489 269,269
Medcap AB
(a)
............................ 1,139 62,861
Medicover AB , Class B ..................... 6,278 142,867
Mildef Group AB
(b)
........................ 3,782 55,727
Millicom International Cellular SA
(a)
............. 9,722 593,334
MIPS AB .............................. 2,623 81,644
Modern Times Group MTG AB , Class B
(a)
......... 8,362 97,613
Munters Group AB
(c)
....................... 12,262 242,097
Mycronic AB ............................ 15,041 346,215
NCAB Group AB
(a)
........................ 16,731 86,364
NCC AB , Class B ......................... 8,358 214,021
New Wave Group AB , Class B ................ 8,707 104,405
Nolato AB , Class B ........................ 18,126 118,464
Nordnet AB publ ......................... 13,128 424,731
Norion Bank AB
(a)
......................... 3,846 29,297
NP3 Fastigheter AB ....................... 3,201 94,871
Security Shares Value
a
Sweden (continued)
Nyfosa AB ............................. 15,783 $ 125,470
Pandox AB , Class B ....................... 10,274 221,455
Paradox Interactive AB ..................... 3,555 51,820
Peab AB , Class B ........................ 16,277 162,684
Platzer Fastigheter Holding AB , Class B ......... 5,766 48,034
Plejd AB
(a)
.............................. 743 72,152
Polestar Automotive Holding UK PLC , Class A , ADR
(a) (b)
1,306 19,760
Ratos AB , Class B ........................ 19,643 83,960
RaySearch Laboratories AB , Class B ........... 2,704 57,760
Rusta AB .............................. 5,377 49,435
Samhallsbyggnadsbolaget i Norden AB
(a) (b)
........ 113,359 62,428
Scandic Hotels Group AB
(b) (c)
................. 14,607 145,964
Sdiptech AB , Class B
(a)
..................... 2,982 57,118
Sectra AB , Class B ........................ 13,078 323,346
Sinch AB
(a) (c)
............................ 64,830 194,258
SkiStar AB , Class B ....................... 3,537 66,581
SSAB AB , Class A ........................ 21,523 177,947
SSAB AB , Class B ........................ 59,878 492,578
Storskogen Group AB , Class B ................ 139,122 168,908
Storytel AB , Class B ....................... 5,780 54,892
Sveafastigheter AB
(a) (b)
..................... 5,755 25,435
Svolder AB , Class B ....................... 8,930 55,049
Sweco AB , Class B ....................... 20,453 338,847
Synsam AB ............................. 11,345 83,438
TF Bank AB ............................ 2,480 47,843
Thule Group AB
(c)
......................... 10,263 245,878
Troax Group AB .......................... 3,574 58,309
Truecaller AB , Class B ..................... 28,265 48,943
VBG Group AB , Class B .................... 1,649 71,259
Vimian Group AB
(a)
........................ 20,178 60,497
Vitec Software Group AB , Class B ............. 3,244 91,092
Vitrolife AB
(b)
............................ 7,016 91,456
Wallenstam AB , Class B .................... 36,256 165,112
Wihlborgs Fastigheter AB ................... 26,135 270,029
Xvivo Perfusion AB
(a) (b)
..................... 2,379 60,130
Yubico AB
(a) (b)
........................... 4,503 33,560
16,952,327
a
Switzerland  —  10 .1%
Accelleron Industries AG .................... 9,046 866,489
Adecco Group AG , Registered ................ 16,101 473,150
Allreal Holding AG , Registered ................ 1,429 418,001
ALSO Holding AG , Registered ................ 550 141,736
ams-OSRAM AG
(a)
........................ 9,696 100,884
Aryzta AG
(a)
............................. 2,259 160,128
Autoneum Holding AG ..................... 213 34,838
Bachem Holding AG , Class B ................. 3,195 289,620
Basilea Pharmaceutica Ag Allschwil , Registered
(a)
... 1,190 83,348
Bossard Holding AG , Class A, Registered ........ 549 107,891
Bucher Industries AG , Registered .............. 631 292,724
Burckhardt Compression Holding AG ........... 294 203,256
Burkhalter Holding AG ..................... 727 132,123
Bystronic AG ............................ 147 51,304
Cembra Money Bank AG .................... 2,876 367,645
Cicor Technologies Ltd. , Registered
(a)
........... 246 39,141
Cie Financiere Tradition SA , Bearer ............ 192 73,144
Clariant AG , Registered
(a)
................... 20,511 189,780
Comet Holding AG , Registered ................ 695 269,095
COSMO Pharmaceuticals N.V. ................ 735 110,209
Daetwyler Holding AG , Bearer ................ 725 148,177
DKSH Holding AG ........................ 3,386 248,438
dormakaba Holding AG ..................... 2,820 212,072
Dottikon Es Holding AG , Registered
(a)
........... 337 162,378
EFG International AG
(a)
..................... 10,294 263,063
Emmi AG , Registered ...................... 207 209,711

iShares
®
MSCI Europe Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
21
Schedule of Investments
Security Shares Value
a
Switzerland (continued)
Flughafen Zurich AG , Registered .............. 1,895 $ 588,551
Forbo Holding AG , Registered ................ 91 107,470
Galenica AG
(c)
........................... 4,769 596,113
Georg Fischer AG , Registered ................ 7,399 493,150
Hiag Immobilien Holding AG ................. 422 67,909
Huber + Suhner AG , Registered ............... 1,377 278,505
Idorsia Ltd.
(a)
............................ 14,342 68,063
Implenia AG , Registered .................... 1,487 142,407
Inficon Holding AG , Registered ................ 1,624 256,999
Interroll Holding AG , Registered ............... 70 168,569
Intershop Holding AG ...................... 533 115,504
Kardex Holding AG , Registered ............... 588 206,704
Kuros Biosciences AG , Registered
(a)
............ 2,630 87,481
Landis+Gyr Group AG
(a)
.................... 2,526 177,449
LEM Holding SA , Registered
(a)
................ 48 17,538
Medacta Group SA
(c)
...................... 672 143,788
Mobilezone Holding AG , Registered ............ 3,617 65,956
Mobimo Holding AG , Registered ............... 714 359,559
Montana Aerospace AG
(a) (c)
.................. 2,996 129,313
OC Oerlikon Corp. AG Pfaffikon , Registered ....... 17,347 79,565
PolyPeptide Group AG
(a) (c)
................... 1,457 51,503
PSP Swiss Property AG , Registered ............ 4,376 878,346
R&S Group Holding AG
(a)
................... 2,820 58,837
Sensirion Holding AG
(a) (c)
.................... 913 68,208
SFS Group AG .......................... 1,653 242,684
Siegfried Holding AG , Registered
(a)
............. 3,700 454,958
SIG Group AG
(a) (b)
........................ 29,308 453,495
SKAN Group AG ......................... 1,200 90,711
Softwareone Holding AG .................... 15,696 161,528
Stadler Rail AG .......................... 5,151 131,968
Sulzer AG , Registered ..................... 1,812 390,426
Sunrise Communications AG , Class A ........... 6,493 368,519
Swissquote Group Holding SA , Registered ........ 1,019 580,123
Tecan Group AG , Registered ................. 1,205 212,303
Temenos AG , Registered ................... 5,117 452,209
TX Group AG ........................... 294 63,331
Valiant Holding AG , Registered ............... 1,493 299,710
Vetropack Holding AG , Registered ............. 1,295 37,789
Vontobel Holding AG , Registered .............. 2,695 232,271
Ypsomed Holding AG , Registered .............. 386 152,765
Zehnder Group AG , Registered ............... 870 92,641
15,273,263
a
United Kingdom  —  28 .4%
4imprint Group PLC ....................... 2,722 152,504
Aberdeen Group PLC ...................... 174,789 521,883
Advanced Medical Solutions Group PLC ......... 21,093 62,142
AG Barr PLC ............................ 10,345 90,271
AJ Bell PLC ............................ 32,895 208,315
Alfa Financial Software Holdings PLC
(c)
.......... 12,561 37,087
AO World PLC
(a)
......................... 31,507 46,820
Ashmore Group PLC ...................... 40,453 130,967
Aston Martin Lagonda Global Holdings PLC
(a) (c)
..... 26,796 22,515
ATALAYA MINING COPPER SA ............... 9,450 132,366
Avon Technologies PLC .................... 2,864 68,738
B&M European Value Retail SA ............... 95,568 230,720
Babcock International Group PLC .............. 23,993 473,056
Balfour Beatty PLC ....................... 47,449 464,636
Baltic Classifieds Group PLC ................. 43,879 122,185
Beazley PLC ............................ 57,080 886,768
Bellway PLC ............................ 11,409 424,585
Berkeley Group Holdings PLC ................ 9,177 518,490
Big Yellow Group PLC ..................... 17,792 251,860
Bodycote PLC ........................... 16,768 171,051
Breedon Group PLC ....................... 26,227 120,726
Security Shares Value
a
United Kingdom (continued)
Bridgepoint Group PLC
(c)
.................... 23,646 $ 87,957
British Land Co. PLC (The) .................. 95,612 545,364
Burberry Group PLC
(a)
..................... 34,493 521,152
Bytes Technology Group PLC ................ 22,235 102,532
C&C Group PLC ......................... 37,234 55,535
Carnival PLC
(a)
.......................... 13,211 392,407
Cerillion PLC ............................ 2,064 48,013
Chemring Group PLC ...................... 25,934 177,294
Chesnara PLC .......................... 21,833 91,269
Clarkson PLC ........................... 2,745 157,605
Close Brothers Group PLC
(a)
................. 14,242 98,866
CMC Markets PLC
(c)
....................... 8,930 39,896
Coats Group PLC ........................ 181,210 210,880
Cohort PLC ............................. 3,303 52,352
Computacenter PLC ....................... 6,045 276,666
Convatec Group PLC
(c)
..................... 151,852 478,990
Craneware PLC .......................... 2,675 61,494
Cranswick PLC .......................... 4,945 355,917
Crest Nicholson Holdings PLC ................ 21,592 44,998
Croda International PLC .................... 12,711 475,009
Currys PLC ............................. 97,149 194,692
CVS Group PLC ......................... 6,816 121,630
Derwent London PLC ...................... 10,083 267,065
Diploma PLC ........................... 12,820 933,958
DiscoverIE Group PLC ..................... 9,208 79,883
Diversified Energy Co. ..................... 5,668 73,990
Domino's Pizza Group PLC .................. 35,702 89,084
Dowlais Group PLC ....................... 125,168 159,527
Dr Martens PLC .......................... 57,778 53,247
Drax Group PLC ......................... 33,017 407,061
Dunelm Group PLC ....................... 12,510 158,171
easyJet PLC ............................ 28,957 189,465
Elementis PLC .......................... 54,788 121,150
Energean PLC .......................... 13,256 153,727
Fevertree Drinks PLC ...................... 9,485 113,114
Firstgroup PLC .......................... 53,952 137,610
Foresight Group Holdings Ltd. ................ 7,712 44,701
Frasers Group PLC
(a)
...................... 10,599 100,966
Future PLC ............................. 9,670 71,651
Games Workshop Group PLC ................ 3,153 735,557
Gamma Communications PLC ................ 8,735 108,802
GB Group PLC .......................... 23,226 76,170
Genuit Group PLC ........................ 23,615 107,518
Genus PLC ............................. 6,425 278,479
Georgia Capital PLC
(a)
..................... 2,811 129,981
GlobalData PLC ......................... 26,980 39,133
Grafton Group PLC , CDI .................... 16,427 210,032
Grainger PLC ........................... 66,877 177,532
Great Portland Estates PLC .................. 33,292 170,376
Greencore Group PLC ..................... 54,534 216,030
Greggs PLC ............................ 9,745 214,421
Hammerson PLC ......................... 50,904 247,173
Harbour Energy PLC ...................... 53,603 171,687
Hays PLC .............................. 150,074 97,589
Helios Towers PLC
(a)
...................... 75,052 178,097
Hill & Smith PLC ......................... 7,635 233,303
Hilton Food Group PLC ..................... 7,692 49,753
Hiscox Ltd. ............................. 31,837 647,544
Hochschild Mining PLC ..................... 32,297 291,466
Hollywood Bowl Group PLC .................. 15,263 54,092
Home REIT PLC
(a) (d)
....................... 61,201 8,115
Howden Joinery Group PLC ................. 51,359 588,364
Hunting PLC ............................ 12,422 75,576
Ibstock PLC
(c)
........................... 36,666 63,794

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
22
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
United Kingdom (continued)
ICG PLC .............................. 27,805 $ 691,882
IG Group Holdings PLC .................... 32,986 611,958
IMI PLC ............................... 23,619 891,907
Inchcape PLC ........................... 31,516 352,115
IntegraFin Holdings PLC .................... 28,371 136,580
International Workplace Group PLC ............ 72,130 244,531
Investec PLC ........................... 54,936 457,044
IP Group PLC
(a)
.......................... 85,171 69,170
ITV PLC ............................... 319,631 356,371
J D Wetherspoon PLC ..................... 6,830 62,664
JET2 PLC .............................. 9,359 158,657
Johnson Matthey PLC ..................... 16,075 519,831
Johnson Service Group PLC ................. 36,554 70,326
JTC PLC
(c)
............................. 14,678 259,895
Jupiter Fund Management PLC ............... 43,073 110,724
Just Group PLC .......................... 89,660 265,634
Kainos Group PLC ........................ 7,940 97,756
Keller Group PLC ........................ 6,657 161,413
Kier Group PLC .......................... 40,239 123,303
Lancashire Holdings Ltd. .................... 21,063 177,884
Lion Finance Group PLC .................... 3,350 462,834
LondonMetric Property PLC .................. 213,469 585,991
Man Group PLC ......................... 110,289 398,077
Marshalls PLC ........................... 20,700 44,300
ME GROUP INTERNATIONAL PLC ............ 21,513 40,767
Metro Bank Holdings PLC
(a)
.................. 31,230 56,921
Mitchells & Butlers PLC
(a)
................... 25,641 92,451
Mitie Group PLC ......................... 120,825 277,095
Molten Ventures PLC
(a)
..................... 15,292 106,006
Mondi PLC ............................. 41,863 489,220
MONY Group PLC ........................ 47,150 120,361
Moonpig Group PLC ....................... 29,709 87,199
Morgan Advanced Materials PLC .............. 26,294 82,393
Morgan Sindall Group PLC .................. 4,313 290,954
NCC Group PLC ......................... 25,680 49,507
Ninety One PLC ......................... 27,888 97,087
Ocado Group PLC
(a)
....................... 52,269 156,644
OSB Group PLC ......................... 34,328 286,922
OXB
(a)
................................ 8,070 91,831
Oxford Instruments PLC .................... 5,348 184,046
Oxford Nanopore Technologies PLC
(a)
........... 41,596 88,705
Pagegroup PLC .......................... 27,382 77,374
Pan African Resources PLC ................. 192,471 340,647
Paragon Banking Group PLC ................. 18,606 226,081
Pennon Group PLC ....................... 45,400 340,299
Persimmon PLC ......................... 30,428 585,959
Pets at Home Group PLC ................... 43,460 121,717
Playtech PLC ........................... 24,882 101,097
Plus500 Ltd. ............................ 6,639 382,151
Polar Capital Holdings PLC .................. 8,881 71,684
PPHE Hotel Group Ltd. ..................... 2,182 53,459
Premier Foods PLC ....................... 62,005 160,186
Primary Health Properties PLC ................ 246,500 349,890
QinetiQ Group PLC ....................... 46,208 318,346
Quilter PLC
(c)
............................ 133,168 354,054
Rank Group PLC ......................... 17,733 21,377
Raspberry PI Holdings PLC
(a) (b)
................ 6,409 23,520
Rathbones Group PLC ..................... 6,125 185,394
Renew Holdings PLC ...................... 7,530 96,547
Renishaw PLC .......................... 3,491 181,523
RHI Magnesita N.V. ....................... 2,042 77,530
Rightmove PLC .......................... 73,885 500,158
Rotork PLC ............................. 79,021 383,469
RS GROUP PLC ......................... 45,014 413,344
Security Shares Value
a
United Kingdom (continued)
Safestore Holdings PLC .................... 20,917 $ 236,702
Savills PLC ............................. 13,218 194,976
Senior PLC ............................. 38,900 130,169
Serco Group PLC ........................ 96,960 398,111
Serica Energy PLC ....................... 25,474 75,250
Shaftesbury Capital PLC .................... 138,458 272,385
SigmaRoc PLC
(a)
......................... 95,132 186,715
Sirius Real Estate Ltd. ..................... 144,565 194,354
Softcat PLC ............................ 12,324 241,354
Spire Healthcare Group PLC
(c)
................ 24,779 69,441
SSP Group PLC ......................... 76,707 192,062
St. James's Place PLC ..................... 50,353 1,051,639
Supermarket Income REIT PLC ............... 117,345 134,348
Target Healthcare REIT PLC ................. 60,114 85,557
Tate & Lyle PLC .......................... 35,841 185,429
Taylor Wimpey PLC ....................... 338,433 494,776
TBC Bank Group PLC ..................... 4,064 236,290
Telecom Plus PLC ........................ 6,806 124,335
THG PLC
(a)
............................. 58,361 29,756
TP ICAP Group PLC ...................... 71,296 248,710
Trainline PLC
(a) (c)
......................... 38,388 107,584
Travis Perkins PLC ....................... 20,447 175,027
Tritax Big Box REIT PLC .................... 211,999 481,223
Trustpilot Group PLC
(a) (c)
.................... 35,329 89,047
TUI AG
(a)
.............................. 43,330 461,985
UNITE Group PLC (The) .................... 42,297 328,960
Vesuvius PLC ........................... 18,969 119,295
Victrex PLC ............................ 7,828 70,267
Vistry Group PLC
(a)
........................ 30,463 277,588
Volex PLC ............................. 12,743 76,984
Volution Group PLC ....................... 19,039 167,254
Watches of Switzerland Group PLC
(a) (c)
.......... 20,936 149,120
Weir Group PLC (The) ..................... 24,800 1,095,384
WH Smith PLC .......................... 12,037 111,178
Workspace Group PLC ..................... 13,676 78,503
WPP PLC .............................. 103,435 429,071
XPS Pensions Group PLC ................... 19,049 90,187
Yellow Cake PLC
(a) (c)
....................... 22,836 213,188
Young & Co's Brewery PLC , Class A ............ 3,073 35,027
Zigup PLC ............................. 21,659 113,214
42,780,364
a
Total Common Stocks — 98.7%
(Cost: $ 150,907,149 ) ................................ 148,868,295
a
Preferred Stocks
Germany  —  0 .5%
Draegerwerk AG & Co. KGaA , Preference Shares , NVS 850 89,759
FUCHS SE , Preference Shares , NVS ........... 6,307 272,632
Jungheinrich AG , Preference Shares , NVS ........ 4,610 198,390
Sixt SE , Preference Shares , NVS .............. 1,586 99,997
STO SE & Co. KGaA , Preference Shares , NVS .... 237 33,224
694,002
a
Italy  —  0 .1%
Danieli & C Officine Meccaniche SpA , Preference
Shares , NVS .......................... 3,529 182,066
a
Total Preferred Stocks — 0.6%
(Cost: $ 829,916 ) ................................... 876,068

iShares
®
MSCI Europe Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
23
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Rights
United Kingdom  —  0 .0%
Greencore Group CVR
(a) (d)
................... 19,179 $ 525
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 525
a
Warrants
Italy  —  0 .0%
Webuild SpA (Issued/Exercisable 08/02/21, 1 Share for
1 Warrant, Expires 08/31/30, Strike Price EUR
0.01)
(a) (b)
............................. 5,910 —
a
Total Warrants — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 99.3%
(Cost: $ 151,737,065 ) ................................ 149,744,888
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  4 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(e) (f) (g)
...................... 6,230,129 $ 6,233,244
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(e) (f)
............................. 75,423 75,423
a
Total Short-Term Securities — 4.2%
(Cost: $ 6,308,271 ) .................................. 6,308,667
Total Investments —  103.5%
(Cost: $ 158,045,336 ) ................................ 156,053,555
Liabilities in Excess of Other Assets — ( 3 .5 ) % ............... (5,276,897)
Net Assets — 100.0% ................................. $ 150,776,658
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 5,016,418  $ 1,216,296
(a)
$ —  $ 134  $ 396  $ 6,233,244  6,230,129  $ 43,325
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 120,000  —  (44,577)
(a)
—  —  75,423  75,423  1,540  —
$ —  $ 134  $ 396
$ 6,308,667
$ 44,865  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE 100 Index ...................................................................... 3 03/20/26 $ 419 $ 15,943
Micro Euro STOXX 50 Index .............................................................. 81 03/20/26 571 10,446
$ 26,389

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI Europe Small-Cap ETF
24
2026
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 26,389 $ — $ — $ — $ 26,389
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 66,385 $ — $ — $ — $ 66,385
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 20,232 $ — $ — $ — $ 20,232
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 1,066,398
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 15,172,305  $ 133,687,875  $ 8,115  $ 148,868,295
Preferred Stocks ......................................... —  876,068  —  876,068
Rights ................................................ —  —  525  525
Warrants .............................................. —  —  —  —
Short-Term Securities
Money Market Funds ...................................... 6,308,667  —  —  6,308,667
$ 21,480,972  $ 134,563,943  $ 8,640  $ 156,053,555
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 26,389  $ —  $ —  $ 26,389
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

25
Statements of Assets and Liabilities
Statements of Assets and Liabilities
(unaudited)
January 31, 2026
See notes to financial statements.
iShares
MSCI All Country
Asia ex Japan ETF
iShares
MSCI Europe
Financials ETF
iShares
MSCI Europe Small-
Cap ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................................... $ 3,611,816,102  $ 4,877,749,645  $ 149,744,888
Investments, at value — affiliated
(c)
........................................................ 59,908,432  4,030,647  6,308,667
Cash pledged:
Futures contracts .................................................................. 226,000  913,619  63,131
Foreign currency collateral pledged:
(d)
Futures contracts .................................................................. —  4,166  1,801
Foreign currency, at value
(e)
............................................................. 1,231,337  3,020,736  670,330
Receivables:
Investments sold .................................................................. 5,206,303  —  4,974
Securities lending income — affiliated .................................................... 22,427  —  5,938
Capital shares sold ................................................................. —  740,950  —
Dividends — unaffiliated ............................................................. 1,473,229  —  54,456
Dividends — affiliated ............................................................... 106,879  14,910  148
Tax reclaims ..................................................................... —  9,280,732  228,691
Variation margin on futures contracts ..................................................... —  171,010  1,847
Foreign withholding tax claims ......................................................... —  620,353  27,046
Total assets .......................................................................
3,679,990,709  4,896,546,768  157,111,917
LIABILITIES
Bank overdraft ...................................................................... 121,599  —  29,665
Due to broker ...................................................................... —  33,429  —
Collateral on securities loaned ........................................................... 36,634,704  —  6,235,561
Payables:
Investments purchased .............................................................. —  —  4,960
Deferred foreign capital gain tax ........................................................ 23,370,636  —  —
Investment advisory fees ............................................................. 1,979,648  1,927,754  50,263
Professional fees .................................................................. —  17,873  14,810
Variation margin on futures contracts ..................................................... 142,880  —  —
Total liabilities ......................................................................
62,249,467  1,979,056  6,335,259
Commitments and contingent liabilities
NET ASSETS ......................................................................
$ 3,617,741,242  $ 4,894,567,712  $ 150,776,658
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................... $ 3,278,997,907  $ 3,435,970,258  $ 177,420,261
Accumulated earnings (loss) ............................................................ 338,743,335  1,458,597,454  (26,643,603)
NET ASSETS ......................................................................
$ 3,617,741,242  $ 4,894,567,712  $ 150,776,658
NET ASSET VALUE
Shares outstanding .................................................................. 36,000,000  128,050,000  2,100,000
Net asset value ..................................................................... $ 100.49  $ 38.22  $ 71.80
Shares authorized ................................................................... Unlimited Unlimited Unlimited
Par value ......................................................................... None None None
(a)
Securities loaned, at value ........................................................... $ 32,046,449  $ —  $ 5,667,750
(b)
Investments, at cost — unaffiliated ...................................................... $ 2,382,716,446  $ 3,283,594,635  $ 151,737,065
(c)
Investments, at cost — affiliated ........................................................ $ 59,907,383  $ 4,030,647  $ 6,308,271
(d)
Foreign currency collateral pledged, at cost ................................................ $ —  $ 4,119  $ 1,796
(e)
  Foreign currency, at cost ............................................................. $ 1,238,744  $ 2,988,032  $ 661,708

26
2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Operations
(unaudited)
Six Months Ended January 31, 2026
See notes to financial statements.
iShares
MSCI All Country
Asia ex Japan ETF
iShares
MSCI Europe
Financials ETF
iShares
MSCI Europe Small-
Cap ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................ $ 23,354,156  $ 41,299,368  $ 1,132,481
Dividends — affiliated .............................................................. 576,300  41,623  1,540
Interest — unaffiliated .............................................................. 11,214  15,546  1,869
Securities lending income — affiliated — net ............................................... 238,139  12,063  43,325
Foreign taxes withheld ............................................................. (2,812,581) (3,497,599) (78,115)
Foreign withholding tax claims ........................................................ —  622,527  27,378
Total investment income ..............................................................
21,367,228  38,493,528  1,128,478
EXPENSES
Investment advisory ............................................................... 11,207,170  10,713,886  303,266
Commitment costs ................................................................ 20,438  —  —
Professional .................................................................... —  21,832  7,843
Interest expense ................................................................. 1,416  375  24
Total expenses .................................................................... 11,229,024  10,736,093  311,133
Less: (261,604) —  —
Investment advisory fees waived ....................................................... (261,604) —  —
Total expenses after fees waived ........................................................
10,967,420  10,736,093  311,133
Net investment income ...............................................................
10,399,808  27,757,435  817,345
—  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated
(a)
........................................................ 247,360  9,667,807  (736,752)
Investments — affiliated ........................................................... 2,680  2,221  134
Foreign currency transactions ....................................................... (389,052) 306,428  12,248
Futures contracts ............................................................... 1,320,963  2,334,434  66,385
In-kind redemptions — unaffiliated
(b)
................................................... 17,131,882  139,974,928  5,031,244
18,313,833  152,285,818  4,373,259
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
........................................................ 564,310,692  655,790,161  10,157,634
Investments — affiliated ........................................................... 1,049  —  396
Foreign currency translations ....................................................... 71,742  513,668  29,500
Futures contracts ............................................................... 40,542  207,549  20,232
564,424,025  656,511,378  10,207,762
Net realized and unrealized gain ........................................................
582,737,858  808,797,196  14,581,021
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................
$ 593,137,666  $ 836,554,631  $ 15,398,366
(a)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ........................... $ (1,493,740) $ —  $ —
(b)
See Note 2 of the Notes to Financial Statements.
(c)
Net of increase in deferred foreign capital gain tax of ......................................... $ (237,670) $ —  $ —

27
Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
MSCI All Country Asia ex Japan ETF
iShares
MSCI Europe Financials ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 10,399,808  $ 41,424,936  $ 27,757,435  $ 116,299,172
Net realized gain (loss) ....................................... 18,313,833  (44,790,563) 152,285,818  31,539,208
Net change in unrealized appreciation (depreciation) ................... 564,424,025  425,109,441  656,511,378  811,045,667
Net increase in net assets resulting from operations ......................
593,137,666  421,743,814  836,554,631  958,884,047
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(38,009,790)
(b)
(55,089,813) (62,883,396)
(b)
(136,267,972)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ............
275,141,549  62,442,035  36,572,861  1,263,350,249
NET ASSETS
Total increase in net assets ...................................... 830,269,425  429,096,036  810,244,096  2,085,966,324
Beginning of period ...........................................
2,787,471,817  2,358,375,781  4,084,323,616  1,998,357,292
End of period ...............................................
$ 3,617,741,242  $ 2,787,471,817  $ 4,894,567,712  $ 4,084,323,616
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

28
2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI Europe Small-Cap ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ........................................................................... $ 817,345  $ 3,232,310
Net realized gain (loss) ........................................................................... 4,373,259  (5,010,674)
Net change in unrealized appreciation (depreciation) ....................................................... 10,207,762  14,451,181
Net increase in net assets resulting from operations ..........................................................
15,398,366  12,672,817
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ................................................
(1,746,862)
(b)
(3,314,998)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................
(9,888,346) 37,431,017
NET ASSETS
Total increase in net assets .......................................................................... 3,763,158  46,788,836
Beginning of period ...............................................................................
147,013,500  100,224,664
End of period ...................................................................................
$ 150,776,658  $ 147,013,500
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

29
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI All Country Asia ex Japan ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
(a)
Year Ended
07/31/21
(a)
Net asset value, beginning of period .......
$ 83.96  $ 72.34  $ 70.64  $ 68.05  $ 87.65  $ 75.15
Net investment income
(b)
............... 0 .31  1 .24  1 .13  1 .19  1 .19  1 .00
Net realized and unrealized gain (loss)
(c)
.....
17.34  12.01  1 .94  2 .58  (18.91) 12.46
Net increase (decrease) from investment
operations .........................
17.65  13.25  3 .07  3 .77  (17.72) 13.46
Distributions from net investment income
(d)
..... ( 1 .12 )
(e)
( 1 .63 ) ( 1 .37 ) ( 1 .18 ) ( 1 .88 ) ( 0 .96 )
Net asset value, end of period ............
$ 100.49  $ 83.96  $ 72.34  $ 70.64  $ 68.05  $ 87.65
Total Return
(f)
– – – – – –
Based on net asset value ................
21.21%
(g)
18.57% 4 .60% 5 .64% (20.51) % 17.88%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses .......................
0 .71%
(i)
0 .72% 0 .72% 0 .70% 0 .69% 0 .69%
Total expenses after fees waived ...........
0 .70%
(i)
0 .69% 0 .71% 0 .70% 0 .69% 0 .69%
Net investment income ..................
0 .66%
(i)
1 .64% 1 .69% 1 .80% 1 .49% 1 .12%
Supplemental Data
Net assets, end of period (000) ............
$ 3,617,741  $ 2,787,472  $ 2,358,376  $ 2,910,195  $ 3,348,191  $ 5,574,503
Portfolio turnover rate
(j)
..................
8% 10% 11% 15% 20% 31%
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

30
2026
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Europe Financials ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period ...
$ 32.02  $ 23.32  $ 20.12  $ 15.91  $ 19.64  $ 14.48
Net investment income
(a)
........... 0 .22
(b)
1 .23
(b)
0 .95  0 .86
(b)
0 .86
(b)
0 .48
Net realized and unrealized gain (loss)
(c)
.
6 .50  8 .75  3 .34  4 .15  ( 3 .51 ) 5 .17
Net increase (decrease) from investment
operations .....................
6 .72  9 .98  4 .29  5 .01  ( 2 .65 ) 5 .65
Distributions
(d)
– – – – – –
From net investment income ........ ( 0 .52 )
(e)
( 1 .28 ) ( 1 .09 ) ( 0 .80 ) ( 1 .07 ) ( 0 .49 )
Return of capital .................
—  —  —  —  ( 0 .01 ) —
Total distributions .................
( 0 .52 ) ( 1 .28 ) ( 1 .09 ) ( 0 .80 ) ( 1 .08 ) ( 0 .49 )
Net asset value, end of period ........
$ 38.22  $ 32.02  $ 23.32  $ 20.12  $ 15.91  $ 19.64
Total Return
(f)
– – – – – –
Based on net asset value ............
21.08%
(b) (g)
43.73%
(b)
21.74% 31.94%
(b)
(13.92) %
(b)
38.98%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses ...................
0 .48%
(i)
0 .49% 0 .48% 0 .51% 0 .49% 0 .48%
Total expenses excluding professional fees
for foreign withholding tax claims ......
0 .48%
(i)
0 .48% 0 .48% 0 .48% 0 .48% 0 .48%
Net investment income ..............
1 .24%
(b) (i)
4 .50%
(b)
4 .50% 4 .80%
(b)
4 .51%
(b)
2 .68%
Supplemental Data
Net assets, end of period (000) ........
$ 4,894,568  $ 4,084,324  $ 1,998,357  $ 1,560,553  $ 972,153  $ 1,546,012
Portfolio turnover rate
(j)
..............
2% 5% 5% 12% 7% 4%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2026 and the years ended July 31, 2025, July 31, 2023 and July 31, 2022, respectively:
• Net investment income per share by $0.00, $0.01, $0.05 and $0.01.
• Total return by 0.01%, 0.05%, 0.30% and 0.07%.
• Ratio of net investment income to average net assets by 0.03%, 0.05%, 0.26% and 0.05%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

31
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Europe Small-Cap ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period .
$ 65.34  $ 58.96  $ 54.74  $ 51.99  $ 71.59  $ 49.62
Net investment income
(a)
......... 0 .37
(b)
1 .91
(b)
1 .50
(b)
1 .59
(b)
1 .15
(b)
1 .25
Net realized and unrealized gain (loss)
(c)
6 .90  6 .40  4 .52  2 .53  (18.54) 21.87
Net increase (decrease) from investment
operations ...................
7 .27  8 .31  6 .02  4 .12  (17.39) 23.12
Distributions from net investment income
(d)
( 0 .81 )
(e)
( 1 .93 ) ( 1 .80 ) ( 1 .37 ) ( 2 .21 ) ( 1 .15 )
Net asset value, end of period ......
$ 71.80  $ 65.34  $ 58.96  $ 54.74  $ 51.99  $ 71.59
Total Return
(f)
– – – – – –
Based on net asset value ..........
11.22%
(b) (g)
14.32%
(b)
11.18%
(b)
8 .07%
(b)
(24.65) %
(b)
46.76%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses .................
0 .41%
(i)
0 .41% 0 .41% 0 .42% 0 .40% 0 .40%
Total expenses excluding professional fees
for foreign withholding tax claims ....
0 .40%
(i)
0 .40% 0 .40% 0 .40% 0 .40 % N/A
Net investment income ............
1 .08%
(b) (i)
3 .22%
(b)
2 .78%
(b)
3 .11%
(b)
1 .74%
(b)
1 .98%
Supplemental Data
Net assets, end of period (000) ......
$ 150,777  $ 147,014  $ 100,225  $ 128,632  $ 109,177  $ 443,861
Portfolio turnover rate
(j)
............
8% 18% 16% 13% 16% 14%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2026 and the years ended July 31, 2025, July 31, 2024, July 31, 2023 and July 31, 2022, respectively:
• Net investment income per share by $0.01, $0.02, $0.03, $0.07 and $0.01.
• Total return by 0.02%, 0.02%, 0.06%, 0.13% and 0.02%.
• Ratio of net investment income to average net assets by 0.03%, 0.03%, 0.05%, 0.13% and 0.01%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)
32
2026
iShares Semi-Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
iShares ETF
Diversification
Classification
MSCI All Country Asia ex Japan ................................................................................................. Diversified
MSCI Europe Financials ....................................................................................................... Diversified
MSCI Europe Small-Cap ...................................................................................................... Diversified

Notes to Financial Statements
(unaudited) ( continued)
33
Notes to Financial Statements
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(unaudited) (continued)
34
2026
iShares Semi-Annual Financial Statements and Additional Information
4. Securities and Other Investments
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
MSCI All Country Asia ex Japan
Barclays Capital, Inc. ............................................. $ 2,089 $ (2,089) $ — $ —
BofA Securities, Inc. .............................................. 500,119 (500,119) — —
Citigroup Global Markets Ltd. ........................................ 291,639 (291,639) — —
Citigroup Global Markets, Inc. ........................................ 815,531 (815,531) — —
Goldman Sachs & Co. LLC ......................................... 2,376,938 (2,376,938) — —
J.P. Morgan Securities LLC ......................................... 2,470,884 (2,470,884) — —
Morgan Stanley ................................................. 20,862,946 (20,862,946) — —
Nomura Securities International, Inc. ................................... 962,571 (962,571) — —
SG Americas Securities LLC ........................................ 1,503,780 (1,503,780) — —
UBS AG ...................................................... 16,642 (16,642) — —
Wells Fargo Securities LLC ......................................... 2,243,310 (2,243,310) — —
$ 32,046,449 $ (32,046,449)
$ —
$ —
a
MSCI Europe Small-Cap
Barclays Capital, Inc. ............................................. 216,854 (216,854) — —
BNP Paribas SA ................................................. 54,432 (54,432) — —
BofA Securities, Inc. .............................................. 399,376 (399,376) — —
Citigroup Global Markets, Inc. ........................................ 180,365 (180,365) — —
Goldman Sachs & Co. LLC ......................................... 2,192,920 (2,192,920) — —
HSBC Bank PLC ................................................ 618,270 (618,270) — —
J.P. Morgan Securities LLC ......................................... 73,081 (73,081) — —
Jefferies LLC ................................................... 46,876 (46,876) — —
Morgan Stanley ................................................. 1,375,943 (1,375,943) — —
Nomura Securities International, Inc. ................................... 13,457 (13,457) — —
SG Americas Securities LLC ........................................ 107,581 (107,581) — —
State Street Bank & Trust Co. ........................................ 307,365 (307,365) — —
UBS AG ...................................................... 81,230 (81,230) — —

Notes to Financial Statements
(unaudited) ( continued)
35
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the iShares MSCI All Country Asia ex Japan ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Expense Waivers
:
A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares MSCI All Country Asia ex Japan ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30,
2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
UBS Securities LLC .............................................. $ — $ — $ — $ —
$ 5,667,750 $ (5,667,750)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $14 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
Over $14 billion, up to and including $28 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.68
Over $28 billion, up to and including $42 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.61
Over $42 billion, up to and including $56 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.54
Over $56 billion, up to and including $70 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.47
Over $70 billion, up to and including $84 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.41
Over $84 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35
iShares ETF Investment Advisory Fees
MSCI Europe Financials . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.48%
MSCI Europe Small-Cap . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40

Notes to Financial Statements
(unaudited) (continued)
36
2026
iShares Semi-Annual Financial Statements and Additional Information
BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. For the iShares MSCI All Country Asia ex Japan ETF, BFA elected to implement a voluntary fee waiver in order to limit the Fund’s total annual operating expenses after fee waiver to 0.69% through November 28,
2025.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to August 11, 2025, ETF Services were performed by State Street Bank and Trust Company for the iShares MSCI Europe Financials ETF and iShares MSCI Europe
Small-Cap ETF. Prior to September 8, 2025, ETF Services were performed by State Street Bank and Trust Company for the iShares MSCI All Country Asia ex Japan ETF.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended January 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF Amounts Waived
MSCI All Country Asia ex Japan .......................................................................................................................................... $ 261,604
iShares ETF Amounts
MSCI All Country Asia ex Japan ................................................................................................ $ 54,498
MSCI Europe Financials ...................................................................................................... 3,069
MSCI Europe Small-Cap ..................................................................................................... 9,615
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI All Country Asia ex Japan .............................................................
$ 8,286,636 $ 8,109,702 $ (2,837,163)

Notes to Financial Statements
(unaudited) ( continued)
37
Notes to Financial Statements
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended January 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended January 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of July 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of January 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The iShares MSCI All Country Asia ex Japan ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $900 million credit agreement (“Syndicated
Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI Europe Financials ...................................................................
$ 24,762,535 $ 21,955,398 $ (700,679)
MSCI Europe Small-Cap ..................................................................
3,451,500 5,568,945 2,083,684
iShares ETF Purchases Sales
MSCI All Country Asia ex Japan ............................................................................. $ 520,231,116  $ 235,762,463
MSCI Europe Financials ................................................................................... 105,775,281  131,357,466
MSCI Europe Small-Cap .................................................................................. 11,883,912  13,056,313
iShares ETF In-kind Purchases In-kind Sales
MSCI All Country Asia ex Japan ............................................................................. $ 31,911,592  $ 67,442,788
MSCI Europe Financials ................................................................................... 344,157,269  313,935,278
MSCI Europe Small-Cap .................................................................................. 13,033,244  22,756,186
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
MSCI All Country Asia ex Japan ................................................................................................
$ (938,011,947)
MSCI Europe Financials ......................................................................................................
(228,946,046)
MSCI Europe Small-Cap .....................................................................................................
(27,026,874)
(a)
Amounts available to offset future realized capital gains.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI All Country Asia ex Japan ...................................... $ 2,374,876,247  $ 1,597,710,206  $ (300,872,847) $ 1,296,837,359
MSCI Europe Financials ............................................ 3,332,087,098  1,592,076,540  (41,954,326) 1,550,122,214
MSCI Europe Small-Cap ........................................... 160,263,639  23,210,395  (27,394,090) (4,183,695)

Notes to Financial Statements
(unaudited) (continued)
38
2026
iShares Semi-Annual Financial Statements and Additional Information
1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended January 31, 2026, the iShares MSCI All Country Asia ex Japan ETF did not borrow under the Syndicated Credit Agreement.
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The MSCI All Country Asia ex Japan ETF invests in A-shares (i.e., equity securities of companies based in the People’s Republic of China (“China” or “PRC”)
that trade on the Shanghai Stock Exchange and Shenzhen Stock Exchange) primarily through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong
Kong Stock Connect program (together, “Stock Connect”). Investing in A-shares through Stock Connect is subject to trading, clearance and settlement procedures, which could pose risks to the Fund. Trading through Stock Connect is subject to a daily quota, which limits the maximum net purchases under Stock Connect each day. The daily quota may restrict the Fund’s ability to invest in A-shares on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Additionally, the
Fund may be subject to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. The A-shares market has a higher propensity for trading suspensions than many other global equity markets.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund's results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Notes to Financial Statements
(unaudited) ( continued)
39
Notes to Financial Statements
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in
Asia and may affect the value and liquidity of certain of the Funds' investments.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:

Six Months Ended
01/31/26
Year Ended
07/31/25
iShares ETF Shares  Amount  Shares  Amount
MSCI All Country Asia ex Japan
Shares sold ......................................................... 4,800,000  $ 459,257,643  2,800,000  $ 223,590,650
Shares redeemed ..................................................... (2,000,000) (184,116,094) (2,200,000) (161,148,615)
2,800,000  $ 275,141,549  600,000  $ 62,442,035

Notes to Financial Statements
(unaudited) (continued)
40
2026
iShares Semi-Annual Financial Statements and Additional Information
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Foreign Withholding Tax Claims
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of January 31, 2026 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the
Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.
Assuming there are sufficient foreign taxes paid which each of the iShares MSCI Europe Financials ETF and iShares MSCI Europe Small-Cap ETF is able to pass through to shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.
13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
01/31/26
Year Ended
07/31/25
iShares ETF Shares Amount Shares Amount
MSCI Europe Financials
Shares sold ......................................................... 10,100,000  $ 362,714,666  50,600,000  $ 1,464,339,101
Shares redeemed ..................................................... (9,600,000) (326,141,805) (8,750,000) (200,988,852)
500,000  $ 36,572,861  41,850,000  $ 1,263,350,249
MSCI Europe Small-Cap
Shares sold ......................................................... 200,000  $ 13,230,457  850,000  $ 54,134,021
Shares redeemed ..................................................... (350,000) (23,118,803) (300,000) (16,703,004)
(150,000) $ (9,888,346) 550,000  $ 37,431,017

Additional Information
41
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
42
2026
iShares Semi-Annual Financial Statements and Additional Information
Portfolio Abbreviation
ADR American Depositary Receipt
CVR Contingent Value Rights
JSC Joint Stock Company
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

January 31, 2026
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares ESG Optimized MSCI USA Min Vol Factor ETF | ESMV | NASDAQ
iShares MSCI USA Min Vol Factor ETF | USMV | Cboe BZX Exchange

Page
2

iShares
®
ESG Optimized MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .5%
Northrop Grumman Corp. ................... 186 $ 128,761
RTX Corp. ............................. 270 54,251
183,012
a
Beverages  —  2 .8%
Coca-Cola Co. (The) ...................... 1,191 89,099
Keurig Dr Pepper, Inc. ..................... 373 10,235
Monster Beverage Corp.
(a)
................... 371 29,962
PepsiCo, Inc. ........................... 478 73,435
202,731
a
Biotechnology  —  4 .3%
Alnylam Pharmaceuticals, Inc.
(a)
............... 27 9,128
Amgen, Inc. ............................ 84 28,718
Gilead Sciences, Inc. ...................... 851 120,799
Incyte Corp.
(a)
........................... 331 33,123
Regeneron Pharmaceuticals, Inc. .............. 8 5,932
Vertex Pharmaceuticals, Inc.
(a)
................ 252 118,415
316,115
a
Broadline Retail  —  0 .5%
MercadoLibre, Inc.
(a)
....................... 17 36,512
a
Building Products  —  1 .2%
Trane Technologies PLC .................... 199 83,695
a
Capital Markets  —  2 .9%
Cboe Global Markets, Inc. ................... 255 67,590
CME Group, Inc. , Class A ................... 261 75,445
Intercontinental Exchange, Inc. ............... 24 4,171
S&P Global, Inc. ......................... 117 61,751
208,957
a
Chemicals  —  1 .3%
Ecolab, Inc. ............................ 202 56,962
Linde PLC ............................. 77 35,187
92,149
a
Commercial Services & Supplies  —  1 .9%
Republic Services, Inc. , Class A ............... 61 13,121
Veralto Corp. ............................ 279 27,615
Waste Connections, Inc. .................... 25 4,190
Waste Management, Inc. .................... 433 96,230
141,156
a
Communications Equipment  —  3 .5%
Arista Networks, Inc.
(a)
..................... 100 14,174
Ciena Corp.
(a)
........................... 81 20,397
Cisco Systems, Inc. ....................... 1,479 115,835
F5, Inc.
(a)
.............................. 38 10,473
Motorola Solutions, Inc. .................... 236 95,000
255,879
a
Construction Materials  —  0 .6%
CRH PLC .............................. 371 45,414
a
Consumer Staples Distribution & Retail  —  1 .4%
Costco Wholesale Corp. .................... 17 15,984
Kroger Co. (The) ......................... 1,386 87,110
103,094
a
Security Shares Value
a
Diversified Telecommunication Services  —  2 .3%
AT&T, Inc. .............................. 2,479 $ 64,975
Verizon Communications, Inc. ................ 2,243 99,858
164,833
a
Electric Utilities  —  1 .8%
Eversource Energy ....................... 478 33,044
Exelon Corp. ............................ 1,256 56,244
NextEra Energy, Inc. ...................... 475 41,752
131,040
a
Electrical Equipment  —  0 .5%
GE Vernova, Inc. ......................... 52 37,771
a
Electronic Equipment, Instruments & Components  —  2 .7%
Amphenol Corp. , Class A ................... 769 110,798
Corning, Inc. ............................ 41 4,233
Keysight Technologies, Inc.
(a)
................. 37 8,004
TE Connectivity PLC ...................... 107 23,837
Teledyne Technologies, Inc.
(a)
................. 79 49,004
195,876
a
Entertainment  —  1 .8%
Electronic Arts, Inc. ....................... 493 100,533
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 353 30,718
131,251
a
Financial Services  —  2 .9%
Berkshire Hathaway, Inc. , Class B
(a)
............ 34 16,338
Jack Henry & Associates, Inc. ................ 56 10,036
Mastercard, Inc. , Class A .................... 186 100,215
Visa, Inc. , Class A ........................ 267 85,928
212,517
a
Food Products  —  1 .8%
General Mills, Inc. ........................ 1,303 60,277
Hormel Foods Corp. ....................... 725 17,842
McCormick & Co., Inc. , NVS ................. 121 7,482
Mondelez International, Inc. , Class A ............ 507 29,644
Tyson Foods, Inc. , Class A .................. 269 17,574
132,819
a
Ground Transportation  —  0 .5%
Uber Technologies, Inc.
(a)
................... 447 35,782
a
Health Care Equipment & Supplies  —  0 .6%
Abbott Laboratories ....................... 76 8,307
Hologic, Inc.
(a)
........................... 455 34,093
42,400
a
Health Care Providers & Services  —  5 .8%
Cardinal Health, Inc. ....................... 244 52,431
Cencora, Inc. ........................... 301 108,125
Cigna Group (The) ........................ 99 27,137
Elevance Health, Inc. ...................... 186 64,308
Humana, Inc. ........................... 36 7,027
McKesson Corp. ......................... 130 108,057
Quest Diagnostics, Inc. ..................... 231 43,204
UnitedHealth Group, Inc. .................... 51 14,633
424,922
a
Health Care REITs  —  1 .5%
Welltower, Inc. ........................... 570 107,365
a
Hotels, Restaurants & Leisure  —  1 .9%
DoorDash, Inc. , Class A
(a)
................... 50 10,231
Flutter Entertainment PLC , Class DI
(a)
........... 69 11,395

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
ESG Optimized MSCI USA Min Vol Factor ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
McDonald's Corp. ........................ 259 $ 81,585
Yum! Brands, Inc. ........................ 218 33,899
137,110
a
Household Products  —  3 .2%
Church & Dwight Co., Inc. ................... 470 45,237
Colgate-Palmolive Co. ..................... 953 86,046
Kimberly-Clark Corp. ...................... 301 30,097
Procter & Gamble Co. (The) ................. 476 72,243
233,623
a
Industrial Conglomerates  —  0 .3%
Honeywell International, Inc. ................. 89 20,249
a
Insurance  —  5 .8%
American International Group, Inc. ............. 113 8,461
Aon PLC , Class A ........................ 12 4,196
Arch Capital Group Ltd.
(a)
................... 182 17,479
Arthur J Gallagher & Co. .................... 62 15,461
Chubb Ltd. ............................. 280 86,677
Marsh & McLennan Companies, Inc. ............ 467 87,885
Progressive Corp. (The) .................... 388 80,704
Travelers Companies, Inc. (The) ............... 382 108,683
Willis Towers Watson PLC ................... 40 12,699
422,245
a
Interactive Media & Services  —  0 .2%
Alphabet, Inc. , Class C , NVS ................. 45 15,234
a
IT Services  —  3 .9%
Accenture PLC , Class A .................... 277 73,028
Cognizant Technology Solutions Corp. , Class A ..... 285 23,387
Gartner, Inc.
(a)
........................... 36 7,546
GoDaddy, Inc. , Class A
(a)
.................... 334 33,574
International Business Machines Corp. .......... 347 106,425
Snowflake, Inc. , Class A
(a)
................... 48 9,250
VeriSign, Inc. ........................... 137 33,459
286,669
a
Machinery  —  0 .1%
Xylem, Inc. ............................. 54 7,445
a
Metals & Mining  —  1 .5%
Newmont Corp. .......................... 984 110,552
a
Multi-Utilities  —  3 .3%
CMS Energy Corp. ........................ 623 44,538
Consolidated Edison, Inc. ................... 881 93,941
NiSource, Inc. ........................... 103 4,562
Public Service Enterprise Group, Inc. ........... 1,218 100,315
243,356
a
Oil, Gas & Consumable Fuels  —  3 .7%
Cheniere Energy, Inc. ...................... 54 11,422
Chevron Corp. ........................... 701 124,007
Exxon Mobil Corp. ........................ 352 49,773
Kinder Morgan, Inc. ....................... 2,142 65,310
Phillips 66 .............................. 70 10,049
Targa Resources Corp. ..................... 35 7,034
267,595
a
Pharmaceuticals  —  4 .6%
Bristol-Myers Squibb Co. .................... 338 18,607
Eli Lilly & Co. ........................... 50 51,858
Johnson & Johnson ....................... 471 107,035
Merck & Co., Inc. ......................... 1,144 126,149
Security Shares Value
a
Pharmaceuticals (continued)
Zoetis, Inc. , Class A ....................... 264 $ 32,952
336,601
a
Professional Services  —  1 .8%
Automatic Data Processing, Inc. ............... 343 84,659
Broadridge Financial Solutions, Inc. ............ 166 32,720
Leidos Holdings, Inc. ...................... 53 9,979
127,358
a
Semiconductors & Semiconductor Equipment  —  4 .4%
Advanced Micro Devices, Inc.
(a)
............... 45 10,653
Analog Devices, Inc. ....................... 33 10,259
Applied Materials, Inc. ..................... 17 5,480
Broadcom, Inc. .......................... 71 23,522
First Solar, Inc.
(a)
......................... 130 29,318
Micron Technology, Inc. ..................... 73 30,286
NVIDIA Corp. ........................... 564 107,797
NXP Semiconductors N.V. ................... 102 23,066
Texas Instruments, Inc. ..................... 387 83,418
323,799
a
Software  —  12 .7%
Adobe, Inc.
(a)
............................ 201 58,943
AppLovin Corp. , Class A
(a)
................... 26 12,301
Autodesk, Inc.
(a)
.......................... 265 67,011
Bentley Systems, Inc. , Class B ................ 100 3,512
Cadence Design Systems, Inc.
(a)
.............. 156 46,232
Crowdstrike Holdings, Inc. , Class A
(a)
............ 14 6,180
Dynatrace, Inc.
(a)
......................... 511 19,464
Fair Isaac Corp.
(a)
......................... 17 24,874
Fortinet, Inc.
(a)
........................... 49 3,982
Gen Digital, Inc. .......................... 843 20,224
HubSpot, Inc.
(a)
.......................... 40 11,200
Intuit, Inc. .............................. 146 72,842
Microsoft Corp. .......................... 214 92,082
Nutanix, Inc. , Class A
(a)
..................... 152 5,978
Oracle Corp. ............................ 148 24,358
Palantir Technologies, Inc. , Class A
(a)
........... 237 34,742
Palo Alto Networks, Inc.
(a)
................... 271 47,959
PTC, Inc.
(a)
............................. 292 45,590
Roper Technologies, Inc. .................... 191 70,905
Salesforce, Inc. .......................... 256 54,346
ServiceNow, Inc.
(a)
........................ 632 73,950
Synopsys, Inc.
(a)
......................... 125 58,139
Tyler Technologies, Inc.
(a)
................... 85 31,399
Workday, Inc. , Class A
(a)
.................... 218 38,287
Zscaler, Inc.
(a)
........................... 16 3,200
927,700
a
Specialized REITs  —  1 .1%
American Tower Corp. ..................... 298 53,425
Equinix, Inc. ............................ 35 28,733
82,158
a
Specialty Retail  —  3 .3%
AutoZone, Inc.
(a)
......................... 9 33,339
Home Depot, Inc. (The) .................... 226 84,657
Lowe's Companies, Inc. .................... 182 48,605
O'Reilly Automotive, Inc.
(a)
................... 39 3,838
TJX Companies, Inc. (The) .................. 390 58,426
Tractor Supply Co. ........................ 181 9,209
238,074
a

iShares
®
ESG Optimized MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Technology Hardware, Storage & Peripherals  —  0 .6%
Apple, Inc. ............................. 142 $ 36,846
NetApp, Inc. ............................ 90 8,672
45,518
a
Trading Companies & Distributors  —  0 .9%
WW Grainger, Inc. ........................ 58 62,637
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 49 6,327
a
Wireless Telecommunication Services  —  1 .2%
T-Mobile U.S., Inc. ........................ 434 85,589
a
a
Total Long-Term Investments — 99.7%
(Cost: $ 6,805,355 ) .................................. 7,265,129
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(b) (c)
............................ 12,761 $ 12,761
a
Total Short-Term Securities — 0.2%
(Cost: $ 12,761 ) .................................... 12,761
Total Investments — 99.9%
(Cost: $ 6,818,116 ) .................................. 7,277,890
Other Assets Less Liabilities — 0 .1% ..................... 8,206
Net Assets — 100.0% ................................. $ 7,286,096
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares
(a)
$ 938,787 $ — $ (938,860)
(b)
$ 73 $ — $ — — $ 151
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 15,032 — (2,271)
(b)
— — 12,761 12,761 371 —
$ — $ 73 $ —
$ 12,761
$ 522 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 1 03/20/26 $ 13 $ 53

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
ESG Optimized MSCI USA Min Vol Factor ETF
6
2026
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 53 $ — $ — $ — $ 53
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 2,095 $ — $ — $ — $ 2,095
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (215) $ — $ — $ — $ (215)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 12,786
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,265,129  $ —  $ —  $ 7,265,129
Short-Term Securities
Money Market Funds ...................................... 12,761  —  —  12,761
$ 7,277,890  $ —  $ —  $ 7,277,890
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 53  $ —  $ —  $ 53
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .2%
General Dynamics Corp. .................... 43,430 $ 15,247,838
Lockheed Martin Corp. ..................... 349,408 221,601,542
Northrop Grumman Corp. ................... 352,695 244,156,641
RTX Corp. ............................. 163,303 32,812,472
513,818,493
a
Banks  —  0 .1%
First Citizens BancShares, Inc. , Class A .......... 13,743 28,442,100
a
Beverages  —  3 .1%
Coca-Cola Co. (The) ...................... 2,621,265 196,096,835
Keurig Dr Pepper, Inc. ..................... 4,263,790 116,998,397
Monster Beverage Corp.
(a)
................... 2,142,035 172,990,747
PepsiCo, Inc. ........................... 1,464,243 224,951,652
711,037,631
a
Biotechnology  —  4 .4%
AbbVie, Inc. ............................ 678,655 151,346,852
Alnylam Pharmaceuticals, Inc.
(a)
............... 34,716 11,736,091
Amgen, Inc. ............................ 204,898 70,050,528
Gilead Sciences, Inc. ...................... 1,437,259 204,018,915
Incyte Corp.
(a)
........................... 1,280,200 128,109,614
Neurocrine Biosciences, Inc.
(a)
................ 529,103 71,989,754
Regeneron Pharmaceuticals, Inc. .............. 22,590 16,749,356
United Therapeutics Corp.
(a)
.................. 85,388 40,088,812
Vertex Pharmaceuticals, Inc.
(a)
................ 654,527 307,562,237
1,001,652,159
a
Broadline Retail  —  0 .5%
Amazon.com, Inc.
(a)
....................... 125,448 30,019,706
MercadoLibre, Inc.
(a) (b)
...................... 43,239 92,868,292
122,887,998
a
Capital Markets  —  2 .3%
Cboe Global Markets, Inc. ................... 806,995 213,902,095
CME Group, Inc. , Class A ................... 746,568 215,802,946
Intercontinental Exchange, Inc. ............... 405,195 70,414,787
Tradeweb Markets, Inc. , Class A ............... 328,086 33,815,824
533,935,652
a
Chemicals  —  0 .9%
Corteva, Inc. ............................ 825,067 60,064,877
Linde PLC ............................. 314,836 143,870,607
203,935,484
a
Commercial Services & Supplies  —  4 .4%
Republic Services, Inc. , Class A ............... 1,379,540 296,725,259
Rollins, Inc. ............................. 1,659,406 105,106,776
Waste Connections, Inc. .................... 1,774,764 297,450,446
Waste Management, Inc. .................... 1,449,166 322,062,652
1,021,345,133
a
Communications Equipment  —  4 .0%
Arista Networks, Inc.
(a)
..................... 687,716 97,476,866
Ciena Corp.
(a)
........................... 118,281 29,784,339
Cisco Systems, Inc. ....................... 4,674,776 366,128,456
F5, Inc.
(a) (b)
............................. 443,079 122,117,003
Motorola Solutions, Inc. .................... 738,855 297,418,692
912,925,356
a
Consumer Staples Distribution & Retail  —  1 .6%
Costco Wholesale Corp. .................... 43,550 40,947,887
Kroger Co. (The) ......................... 2,362,362 148,474,452
Security Shares Value
a
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. ............................ 1,514,561 $ 180,444,798
369,867,137
a
Diversified Telecommunication Services  —  2 .4%
AT&T, Inc. .............................. 8,667,150 227,166,001
Verizon Communications, Inc. ................ 7,282,103 324,199,226
551,365,227
a
Electric Utilities  —  4 .1%
Alliant Energy Corp. ....................... 350,415 23,095,853
American Electric Power Co., Inc. .............. 913,064 109,362,241
Duke Energy Corp. ....................... 2,744,734 333,073,471
NextEra Energy, Inc. ...................... 304,275 26,745,772
PPL Corp. ............................. 332,767 12,062,804
Southern Co. (The) ....................... 3,620,985 323,390,170
Xcel Energy, Inc. ......................... 1,499,499 114,051,894
941,782,205
a
Electrical Equipment  —  0 .1%
GE Vernova, Inc. ......................... 28,816 20,931,078
a
Electronic Equipment, Instruments & Components  —  3 .5%
Amphenol Corp. , Class A ................... 2,436,203 351,008,128
CDW Corp. ............................. 87,157 11,015,773
Corning, Inc. ............................ 948,107 97,892,048
TE Connectivity PLC ...................... 634,908 141,444,804
Teledyne Technologies, Inc.
(a) (b)
............... 339,408 210,534,783
811,895,536
a
Entertainment  —  1 .4%
Electronic Arts, Inc. ....................... 961,863 196,143,103
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 876,007 76,230,129
Netflix, Inc.
(a)
............................ 567,230 47,358,033
319,731,265
a
Financial Services  —  3 .6%
Berkshire Hathaway, Inc. , Class B
(a)
............ 683,850 328,610,440
Mastercard, Inc. , Class A .................... 522,063 281,282,324
Visa, Inc. , Class A ........................ 649,102 208,900,497
818,793,261
a
Food Products  —  1 .7%
General Mills, Inc. ........................ 978,875 45,282,757
Hershey Co. (The) ........................ 287,436 55,978,161
Mondelez International, Inc. , Class A ............ 2,757,560 161,234,533
Tyson Foods, Inc. , Class A .................. 1,814,314 118,529,134
381,024,585
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 86,885 14,452,451
a
Ground Transportation  —  0 .4%
Uber Technologies, Inc.
(a)
................... 1,069,301 85,597,545
a
Health Care Equipment & Supplies  —  1 .4%
Abbott Laboratories ....................... 1,678,735 183,485,736
Boston Scientific Corp.
(a)
.................... 1,213,845 113,530,923
Medtronic PLC .......................... 354,363 36,485,214
333,501,873
a
Health Care Providers & Services  —  4 .4%
Cardinal Health, Inc. ....................... 92,381 19,850,829
Cencora, Inc. ........................... 951,372 341,751,850
Cigna Group (The) ........................ 144,813 39,694,692
Elevance Health, Inc. ...................... 431,141 149,062,689
HCA Healthcare, Inc. ...................... 90,039 43,963,343

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI USA Min Vol Factor ETF
(Percentages shown are based on Net Assets)
8
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Health Care Providers & Services (continued)
McKesson Corp. ......................... 411,234 $ 341,821,813
UnitedHealth Group, Inc. .................... 283,766 81,420,978
1,017,566,194
a
Health Care REITs  —  0 .7%
Welltower, Inc. ........................... 834,371 157,162,122
a
Hotels, Restaurants & Leisure  —  2 .5%
DoorDash, Inc. , Class A
(a)
................... 212,696 43,521,856
McDonald's Corp. ........................ 968,907 305,205,705
Yum! Brands, Inc. ........................ 1,402,411 218,074,910
566,802,471
a
Household Products  —  2 .8%
Church & Dwight Co., Inc. ................... 1,388,413 133,634,751
Colgate-Palmolive Co. ..................... 2,392,663 216,033,543
Kimberly-Clark Corp. ...................... 349,797 34,976,202
Procter & Gamble Co. (The) ................. 1,716,156 260,460,996
645,105,492
a
Insurance  —  8 .2%
Allstate Corp. (The) ....................... 847,377 168,619,549
Aon PLC , Class A ........................ 316,475 110,652,319
Arch Capital Group Ltd.
(a)
................... 1,199,607 115,210,256
Arthur J Gallagher & Co. .................... 512,629 127,834,294
Chubb Ltd. ............................. 1,171,008 362,497,237
Erie Indemnity Co. , Class A , NVS .............. 81,221 22,986,355
Hartford Insurance Group, Inc. (The) ............ 233,174 31,492,480
Loews Corp. ............................ 765,018 80,762,950
Marsh & McLennan Companies, Inc. ............ 1,137,126 213,995,742
Progressive Corp. (The) .................... 1,218,035 253,351,280
Travelers Companies, Inc. (The) ............... 817,260 232,518,643
W R Berkley Corp. ........................ 1,152,834 79,061,356
Willis Towers Watson PLC ................... 276,638 87,824,266
1,886,806,727
a
Interactive Media & Services  —  0 .5%
Alphabet, Inc. , Class C , NVS ................. 269,480 91,227,064
Meta Platforms, Inc. , Class A ................. 32,955 23,612,258
114,839,322
a
IT Services  —  4 .7%
Accenture PLC , Class A .................... 954,835 251,732,699
Cognizant Technology Solutions Corp. , Class A ..... 2,239,450 183,769,267
Gartner, Inc.
(a)
........................... 60,667 12,716,410
GoDaddy, Inc. , Class A
(a) (b)
................... 1,067,591 107,314,247
International Business Machines Corp. .......... 1,097,671 336,655,696
Snowflake, Inc. , Class A
(a) (b)
.................. 188,487 36,321,445
VeriSign, Inc. ........................... 648,394 158,357,267
1,086,867,031
a
Metals & Mining  —  1 .2%
Newmont Corp. .......................... 2,424,799 272,426,168
a
Multi-Utilities  —  3 .0%
Ameren Corp. ........................... 597,455 61,705,152
CMS Energy Corp. ........................ 642,184 45,909,734
Consolidated Edison, Inc. ................... 2,759,183 294,211,683
Dominion Energy, Inc. ...................... 897,083 53,977,484
DTE Energy Co. ......................... 361,267 48,547,060
WEC Energy Group, Inc. .................... 1,769,861 195,870,517
700,221,630
a
Oil, Gas & Consumable Fuels  —  3 .3%
Chevron Corp. ........................... 478,345 84,619,230
Coterra Energy, Inc. ....................... 1,190,769 34,353,686
EOG Resources, Inc. ...................... 285,599 32,024,216
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Expand Energy Corp. ...................... 921,978 $ 103,639,547
Exxon Mobil Corp. ........................ 2,927,073 413,888,122
Williams Companies, Inc. (The) ............... 1,177,397 79,191,722
747,716,523
a
Pharmaceuticals  —  4 .9%
Bristol-Myers Squibb Co. .................... 2,947,638 162,267,472
Eli Lilly & Co. ........................... 161,637 167,641,814
Johnson & Johnson ....................... 1,778,625 404,192,531
Merck & Co., Inc. ......................... 3,352,180 369,644,889
Pfizer, Inc. ............................. 442,290 11,694,148
1,115,440,854
a
Professional Services  —  0 .4%
Automatic Data Processing, Inc. ............... 68,299 16,857,559
Broadridge Financial Solutions, Inc. ............ 51,158 10,083,753
Verisk Analytics, Inc. , Class A ................. 337,109 73,307,723
100,249,035
a
Retail REITs  —  0 .2%
Realty Income Corp. ....................... 932,301 57,019,529
a
Semiconductors & Semiconductor Equipment  —  3 .6%
Advanced Micro Devices, Inc.
(a)
............... 44,196 10,462,519
Analog Devices, Inc. ....................... 245,320 76,265,082
Astera Labs, Inc.
(a) (b)
....................... 109,632 16,512,772
Broadcom, Inc. .......................... 152,757 50,608,394
First Solar, Inc.
(a)
......................... 427,758 96,467,984
Micron Technology, Inc. ..................... 162,694 67,498,487
NVIDIA Corp. ........................... 1,713,442 327,490,169
QUALCOMM, Inc. ........................ 255,932 38,796,732
Texas Instruments, Inc. ..................... 631,210 136,057,315
820,159,454
a
Software  —  11 .6%
Adobe, Inc.
(a)
............................ 527,106 154,573,835
AppLovin Corp. , Class A
(a)
................... 56,961 26,948,819
Autodesk, Inc.
(a)
.......................... 569,676 144,053,970
Bentley Systems, Inc. , Class B ................ 1,236,474 43,424,967
Cadence Design Systems, Inc.
(a)
.............. 134,947 39,992,893
Crowdstrike Holdings, Inc. , Class A
(a)
............ 53,243 23,501,726
Datadog, Inc. , Class A
(a)
.................... 99,527 12,870,832
Dynatrace, Inc.
(a)
......................... 1,078,351 41,074,390
Fair Isaac Corp.
(a)
......................... 58,971 86,284,598
Fortinet, Inc.
(a)
........................... 1,179,144 95,817,241
Gen Digital, Inc. .......................... 2,342,554 56,197,870
HubSpot, Inc.
(a)
.......................... 80,771 22,615,880
Intuit, Inc. .............................. 409,835 204,474,878
Microsoft Corp. .......................... 676,414 291,054,180
Nutanix, Inc. , Class A
(a) (b)
.................... 259,962 10,224,305
Oracle Corp. ............................ 417,221 68,666,232
Palantir Technologies, Inc. , Class A
(a)
........... 397,499 58,269,378
Palo Alto Networks, Inc.
(a)
................... 646,574 114,424,201
PTC, Inc.
(a)
............................. 923,427 144,174,658
Roper Technologies, Inc. .................... 601,688 223,364,636
Salesforce, Inc. .......................... 1,143,167 242,682,922
ServiceNow, Inc.
(a)
........................ 1,798,195 210,406,797
Synopsys, Inc.
(a)
......................... 191,014 88,843,477
Tyler Technologies, Inc.
(a)
................... 308,353 113,905,598
Workday, Inc. , Class A
(a)
.................... 532,644 93,548,266
Zoom Communications, Inc. , Class A
(a) (b)
......... 597,968 55,072,853
2,666,469,402
a
Specialty Retail  —  3 .2%
AutoZone, Inc.
(a)
......................... 63,664 235,829,919
Home Depot, Inc. (The) .................... 164,451 61,601,700

iShares
®
MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Specialty Retail (continued)
O'Reilly Automotive, Inc.
(a)
................... 1,907,584 $ 187,725,341
TJX Companies, Inc. (The) .................. 1,675,370 250,987,180
736,144,140
a
Technology Hardware, Storage & Peripherals  —  0 .8%
Apple, Inc. ............................. 689,190 178,831,021
a
Tobacco  —  0 .4%
Philip Morris International, Inc. ................ 482,958 86,661,983
a
Water Utilities  —  0 .0%
American Water Works Co., Inc. ............... 88,171 11,385,521
a
Wireless Telecommunication Services  —  1 .2%
T-Mobile U.S., Inc. ........................ 1,362,553 268,709,077
a
a
Total Long-Term Investments — 99.8%
(Cost: $ 20,549,824,022 ) .............................. 22,935,505,865
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(c) (d) (e)
...................... 37,489,366 $ 37,508,111
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(c) (d)
............................ 34,825,442 34,825,442
a
Total Short-Term Securities — 0.3%
(Cost: $ 72,326,128 ) ................................. 72,333,553
Total Investments — 100.1%
(Cost: $ 20,622,150,150 ) .............................. 23,007,839,418
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (16,965,632)
Net Assets — 100.0% ................................. $ 22,990,873,786
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 80,707,654 $ — $ (43,217,049)
(a)
$ 17,237 $ 269 $ 37,508,111 37,489,366 $ 89,876
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 34,025,602 799,840
(a)
— — — 34,825,442 34,825,442 847,398 —
$ — $ 17,237 $ 269
$ 72,333,553
$ 937,274 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index ......................................................... 565 03/20/26 $ 20,662 $ 208,716
E-Mini S&P 500 Index .................................................................. 89 03/20/26 30,998 (43,869)
$ 164,847

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI USA Min Vol Factor ETF
10
2026
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 208,716 $ — $ — $ — $ 208,716
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 43,869 $ — $ — $ — $ 43,869
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 1,274,140 $ — $ — $ — $ 1,274,140
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 135,625 $ — $ — $ — $ 135,625
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 49,784,259
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 22,935,505,865  $ —  $ —  $ 22,935,505,865
Short-Term Securities
Money Market Funds ...................................... 72,333,553  —  —  72,333,553
$ 23,007,839,418  $ —  $ —  $ 23,007,839,418
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 208,716  $ —  $ —  $ 208,716
Liabilities
Equity Contracts ........................................... (43,869) —  —  (43,869)
$ 164,847  $ —  $ —  $ 164,847
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

11
Statements of Assets and Liabilities
Statements of Assets and Liabilities
(unaudited)
January 31, 2026
See notes to financial statements.
iShares
ESG Optimized
MSCI USA Min Vol
Factor ETF
iShares
MSCI USA Min Vol
Factor ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................................................... $ 7,265,129  $ 22,935,505,865
Investments, at value — affiliated
(c)
........................................................................ 12,761  72,333,553
Cash ............................................................................................ 447  779
Cash pledged:
Futures contracts .................................................................................. 2,000  3,743,000
Receivables:
Securities lending income — affiliated .................................................................... —  16,334
Capital shares sold ................................................................................. —  72,812
Dividends — unaffiliated ............................................................................. 7,025  19,996,085
Dividends — affiliated ............................................................................... 45  102,619
Total assets .......................................................................................
7,287,407  23,031,771,047
LIABILITIES
Collateral on securities loaned ........................................................................... —  37,551,360
Payables:
Capital shares redeemed ............................................................................. —  266,976
Investment advisory fees ............................................................................. 1,109  2,929,907
Variation margin on futures contracts ..................................................................... 202  149,018
Total liabilities ......................................................................................
1,311  40,897,261
Commitments and contingent liabilities
NET ASSETS ......................................................................................
$ 7,286,096  $ 22,990,873,786
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................................... $ 7,052,275  $ 22,505,790,258
Accumulated earnings ................................................................................ 233,821  485,083,528
NET ASSETS ......................................................................................
$ 7,286,096  $ 22,990,873,786
NET ASSET VALUE
Shares outstanding .................................................................................. 250,000  242,000,000
Net asset value ..................................................................................... $ 29.14  $ 95.00
Shares authorized ................................................................................... Unlimited Unlimited
Par value ......................................................................................... None None
(a)
Securities loaned, at value ........................................................................... $ —  $ 36,326,463
(b)
Investments, at cost — unaffiliated ...................................................................... $ 6,805,355  $ 20,549,824,022
(c)
Investments, at cost — affiliated ........................................................................ $ 12,761  $ 72,326,128

12
2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Operations
(unaudited)
Six Months Ended January 31, 2026
See notes to financial statements.
iShares
ESG Optimized
MSCI USA Min Vol
Factor ETF
iShares
MSCI USA Min Vol
Factor ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 66,859  $ 202,764,047
Dividends — affiliated .............................................................................. 371  847,398
Interest — unaffiliated .............................................................................. 71  188,009
Securities lending income — affiliated — net ............................................................... 151  89,876
Foreign taxes withheld ............................................................................. (33) (178,748)
Total investment income ..............................................................................
67,419  203,710,582
EXPENSES
Investment advisory ............................................................................... 6,763  17,429,475
Total expenses .................................................................................... 6,763  17,429,475
Net investment income ...............................................................................
60,656  186,281,107
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (60,812) (476,727,493)
Investments — affiliated ........................................................................... 73  17,237
Futures contracts ............................................................................... 2,095  1,274,140
In-kind redemptions — unaffiliated
(a)
................................................................... 138,773  711,351,033
80,129  235,914,917
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 72,197  351,217,104
Investments — affiliated ........................................................................... —  269
Futures contracts ............................................................................... (215) 135,625
71,982  351,352,998
Net realized and unrealized gain ........................................................................
152,111  587,267,915
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 212,767  $ 773,549,022
(a)
See Note 2 of the Notes to Financial Statements.

13
Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
ESG Optimized MSCI USA Min Vol Factor ETF
iShares
MSCI USA Min Vol Factor ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 60,656  $ 158,040  $ 186,281,107  $ 376,774,736
Net realized gain ........................................... 80,129  671,496  235,914,917  2,536,486,216
Net change in unrealized appreciation (depreciation) ................... 71,982  (34,234) 351,352,998  (992,867,763)
Net increase in net assets resulting from operations ......................
212,767  795,302  773,549,022  1,920,393,189
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(64,265)
(b)
(164,711) (183,911,727)
(b)
(385,815,019)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ............
(1,450,795) (4,375,040) (968,429,104) (3,020,454,229)
NET ASSETS
Total decrease in net assets ..................................... (1,302,293) (3,744,449) (378,791,809) (1,485,876,059)
Beginning of period ...........................................
8,588,389  12,332,838  23,369,665,595  24,855,541,654
End of period ...............................................
$ 7,286,096  $ 8,588,389  $ 22,990,873,786  $ 23,369,665,595
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

14
2026
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Optimized MSCI USA Min Vol Factor ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Period From
11/02/21
(a)
to 07/31/22
Net asset value, beginning of period ......................
$ 28.63  $ 27.41  $ 24.18  $ 23.18  $ 25.11
Net investment income
(b)
.............................. 0 .24  0 .45  0 .46  0 .43  0 .27
Net realized and unrealized gain (loss)
(c)
....................
0 .53  1 .23  3 .22  0 .98  ( 1 .98 )
Net increase (decrease) from investment operations .............
0 .77  1 .68  3 .68  1 .41  ( 1 .71 )
Distributions from net investment income
(d)
.................... ( 0 .26 )
(e)
( 0 .46 ) ( 0 .45 ) ( 0 .41 ) ( 0 .22 )
Net asset value, end of period ...........................
$ 29.14  $ 28.63  $ 27.41  $ 24.18  $ 23.18
Total Return
(f)
– – – – –
Based on net asset value ...............................
2 .72%
(g)
6 .16% 15.40% 6 .27% ( 6 .83 ) %
(g)
Ratios to Average Net Assets
(h)
– – – – –
Total expenses ......................................
0 .18%
(i)
0 .18% 0 .18% 0 .18% 0 .18%
(i)
Net investment income .................................
1 .61%
(i)
1 .57% 1 .84% 1 .86% 1 .51%
(i)
Supplemental Data
Net assets, end of period (000) ...........................
$ 7,286  $ 8,588  $ 12,333  $ 8,464  $ 4,636
Portfolio turnover rate
(j)
.................................
12% 24% 24% 21% 31%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

15
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Min Vol Factor ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period .......
$ 92.63  $ 87.03  $ 75.33  $ 73.77  $ 76.19  $ 63.37
Net investment income
(a)
............... 0 .76  1 .44  1 .44  1 .25  1 .13  1 .08
Net realized and unrealized gain (loss)
(b)
.....
2 .36  5 .64  11.74  1 .59  ( 2 .52 ) 12.84
Net increase (decrease) from investment
operations .........................
3 .12  7 .08  13.18  2 .84  ( 1 .39 ) 13.92
Distributions from net investment income
(c)
..... ( 0 .75 )
(d)
( 1 .48 ) ( 1 .48 ) ( 1 .28 ) ( 1 .03 ) ( 1 .10 )
Net asset value, end of period ............
$ 95.00  $ 92.63  $ 87.03  $ 75.33  $ 73.77  $ 76.19
Total Return
(e)
– – – – – –
Based on net asset value ................
3 .39%
(f)
8 .16% 17.73% 3 .97% ( 1 .85 ) % 22.23%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .15%
(h)
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ..................
1 .60%
(h)
1 .58% 1 .84% 1 .72% 1 .50% 1 .59%
Supplemental Data
Net assets, end of period (000) ............
$ 22,990,874  $ 23,369,666  $ 24,855,542  $ 28,806,254  $ 28,652,798  $ 28,470,987
Portfolio turnover rate
(i)
..................
11% 22% 25% 23% 20% 23%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)
16
2026
iShares Semi-Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes:  The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
iShares ETF
Diversification
Classification
ESG Optimized MSCI USA Min Vol Factor .......................................................................................... Diversified
MSCI USA Min Vol Factor ...................................................................................................... Diversified

Notes to Financial Statements
(unaudited) ( continued)
17
Notes to Financial Statements
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
18
2026
iShares Semi-Annual Financial Statements and Additional Information
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
MSCI USA Min Vol Factor
BNP Paribas SA ............................................. $ 10,653,498  $ (10,653,498) $ —  $ —
Citigroup Global Markets, Inc. .................................... 3,066,930  (3,066,930) —  —
Goldman Sachs & Co. LLC ..................................... 1,040,580  (1,040,580) —  —
J.P. Morgan Securities LLC ..................................... 6,443,370  (6,443,370) —  —
Jefferies LLC ............................................... 1,340,518  (1,340,518) —  —
UBS AG .................................................. 13,781,567  (13,781,567) —  —
$ 36,326,463  $ (36,326,463)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
iShares ETF Investment Advisory Fees
ESG Optimized MSCI USA Min Vol Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.18%
MSCI USA Min Vol Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15

Notes to Financial Statements
(unaudited) ( continued)
19
Notes to Financial Statements
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, each Fund retains 81% of securities lending income (which excludes collateral investment fees)
and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending agreements were in place for each Fund for the calendar year ended
December 31, 2025.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended January 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Amounts
ESG Optimized MSCI USA Min Vol Factor ......................................................................................... $ 64
MSCI USA Min Vol Factor ..................................................................................................... 35,745
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI USA Min Vol Factor ...............................................................
$ 414,766,823  $ 402,223,093  $ (96,323,109)

Notes to Financial Statements
(unaudited) (continued)
20
2026
iShares Semi-Annual Financial Statements and Additional Information
7. Purchases and Sales
For the six months ended January 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended January 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of July 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of January 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the
iShares ETF Purchases Sales
ESG Optimized MSCI USA Min Vol Factor ...................................................................... $ 864,362  $ 863,057
MSCI USA Min Vol Factor .................................................................................. 2,542,614,261  2,540,939,775
iShares ETF In-kind Purchases In-kind Sales
ESG Optimized MSCI USA Min Vol Factor ...................................................................... $ —  $ 1,448,583
MSCI USA Min Vol Factor .................................................................................. 2,216,859,869  3,182,774,226
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
ESG Optimized MSCI USA Min Vol Factor .........................................................................................
$ (308,917)
MSCI USA Min Vol Factor .....................................................................................................
(2,144,841,922)
(a)
Amounts available to offset future realized capital gains.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
ESG Optimized MSCI USA Min Vol Factor ............................... $ 6,826,656  $ 1,059,450  $ (608,163) $ 451,287
MSCI USA Min Vol Factor ........................................... 20,653,641,580  3,599,849,324  (1,245,486,639) 2,354,362,685

Notes to Financial Statements
(unaudited) ( continued)
21
Notes to Financial Statements
individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional
Six Months Ended
01/31/26
Year Ended
07/31/25
iShares ETF Shares Amount Shares Amount
ESG Optimized MSCI USA Min Vol Factor
Shares sold ......................................................... —  $ —  —  $ —
Shares redeemed ..................................................... (50,000) (1,450,795) (150,000) (4,375,040)
(50,000) $ (1,450,795) (150,000) $ (4,375,040)
MSCI USA Min Vol Factor
Shares sold ......................................................... 23,600,000  $ 2,223,274,114  61,700,000  $ 5,606,103,101
Shares redeemed ..................................................... (33,900,000) (3,191,703,218) (95,000,000) (8,626,557,330)
(10,300,000) $ (968,429,104) (33,300,000) $ (3,020,454,229)

Notes to Financial Statements
(unaudited) (continued)
22
2026
iShares Semi-Annual Financial Statements and Additional Information
variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information
23
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
24
2026
iShares Semi-Annual Financial Statements and Additional Information
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

January 31, 2026
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares Breakthrough Environmental Solutions ETF | ETEC | NASDAQ
iShares Cybersecurity and Tech ETF | IHAK | NYSE Arca
iShares Energy Storage & Materials ETF | IBAT | NASDAQ
iShares Future Exponential Technologies ETF | XT | NASDAQ
iShares Genomics Immunology and Healthcare ETF | IDNA | NYSE Arca
iShares Neuroscience and Healthcare ETF | IBRN | NYSE Arca
iShares Self-Driving EV and Tech ETF | IDRV | NYSE Arca

Page
2

iShares
®
Breakthrough Environmental Solutions ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Automobile Components  —  7 .8%
BorgWarner, Inc. ......................... 5,745 $ 272,370
CALB Group Co. Ltd. , Class H
(a) (b)
.............. 17,400 54,873
327,243
a
Automobiles  —  12 .6%
AIMA Technology Group Co. Ltd. , Class A ........ 600 2,547
BAIC BluePark New Energy Technology Co. Ltd. , Class
A
(b)
................................. 4,100 4,742
BYD Co. Ltd. , Class A ...................... 4,500 58,754
Li Auto, Inc. , Class A
(b)
..................... 8,300 69,363
Lucid Group, Inc.
(b) (c)
....................... 1,748 19,350
NIO, Inc. , Class A
(b)
....................... 14,420 68,746
Rivian Automotive, Inc. , Class A
(b)
.............. 4,205 62,024
Seres Group Co. Ltd. , Class A ................ 1,400 20,966
Tesla, Inc.
(b)
............................. 234 100,716
XPeng, Inc. , Class A
(b)
..................... 7,400 66,612
Yadea Group Holdings Ltd.
(a)
................. 12,000 16,955
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(a) (b)
7,700 41,811
532,586
a
Chemicals  —  4 .4%
Kemira OYJ ............................ 7,952 187,038
a
Electrical Equipment  —  25 .6%
Advanced Energy Solution Holding Co. Ltd. ....... 1,000 35,350
Contemporary Amperex Technology Co. Ltd. , Class H 3,300 205,912
Doosan Fuel Cell Co. Ltd.
(b)
.................. 1,479 34,663
GE Vernova, Inc. ......................... 214 155,443
Goldwind Science & Technology Co. Ltd. , Class A ... 4,800 17,986
Gotion High-tech Co. Ltd. , Class A ............. 5,400 29,471
Ming Yang Smart Energy Group Ltd. , Class A ...... 3,500 11,664
Nextpower, Inc. , Class A
(b) (c)
.................. 1,960 229,496
Ningbo Deye Technology Co. Ltd. , Class A ........ 4,540 54,753
Nordex SE
(b) (c)
........................... 2,436 97,529
REPT BATTERO Energy Co. Ltd. , Class H
(b)
...... 35,600 52,557
Vestas Wind Systems A.S. .................. 5,124 155,315
1,080,139
a
Electronic Equipment, Instruments & Components  —  0 .6%
Everdisplay Optronics Shanghai Co. Ltd. , Class A
(b)
.. 65,600 24,992
a
Leisure Products  —  1 .0%
Merida Industry Co. Ltd. .................... 16,000 42,790
a
Machinery  —  19 .1%
Kenmec Mechanical Engineering Co. Ltd.
(b)
....... 4,000 8,782
Kurita Water Industries Ltd. .................. 5,500 275,109
Security Shares Value
a
Machinery (continued)
NGK Insulators Ltd. ....................... 5,200 $ 124,581
Xylem, Inc. ............................. 930 128,219
Yaskawa Electric Corp. ..................... 6,900 220,243
Yutong Bus Co. Ltd. , Class A ................. 11,300 50,164
807,098
a
Semiconductors & Semiconductor Equipment  —  28 .7%
Allegro MicroSystems, Inc.
(b)
................. 8,036 296,609
Duk San Neolux Co. Ltd.
(b)
................... 883 23,879
Enphase Energy, Inc.
(b) (c)
.................... 3,981 147,217
First Solar, Inc.
(b)
......................... 690 155,609
Hangzhou First Applied Material Co. Ltd. , Class A ... 13,968 34,136
JA Solar Technology Co. Ltd. , Class A
(b)
.......... 8,580 13,934
Jinko Solar Co. Ltd. , Class A
(b)
................ 25,524 23,199
LONGi Green Energy Technology Co. Ltd. , Class A
(b)
. 40,600 104,287
Sanken Electric Co. Ltd.
(b)
................... 1,300 61,277
Shanghai Aiko Solar Energy Co. Ltd. , Class A
(b)
.... 5,400 10,544
TCL Zhonghuan Renewable Energy Technology Co.
Ltd. , Class A
(b)
......................... 22,700 30,671
Trina Solar Co. Ltd. , Class A
(b)
................ 5,800 15,635
Universal Display Corp. .................... 1,964 225,506
Xinyi Solar Holdings Ltd. .................... 160,000 69,159
1,211,662
a
Total Long-Term Investments — 99.8%
(Cost: $ 3,656,961 ) .................................. 4,213,548
a
Short-Term Securities
Money Market Funds  —  11 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(d) (e) (f)
...................... 498,811 499,061
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(d) (e)
............................ 1,726 1,726
a
Total Short-Term Securities — 11.8%
(Cost: $ 500,782 ) ................................... 500,787
Total Investments — 111.6%
(Cost: $ 4,157,743 ) .................................. 4,714,335
Liabilities in Excess of Other Assets — ( 11 .6 ) % .............. (491,427)
Net Assets — 100.0% ................................. $ 4,222,908
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Breakthrough Environmental Solutions ETF
4
2026
iShares Semi - Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 446,740 $ 52,307
(a)
$ — $ 14 $ — $ 499,061 498,811 $ 1,969
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ — 1,726
(a)
— — — 1,726 1,726 24 —
$ — $ 14 $ —
$ 500,787
$ 1,993 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro Euro STOXX 50 Index .............................................................. 1 03/20/26 $ 7 $ 209
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 209 $ — $ — $ — $ 209
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 606 $ — $ — $ — $ 606
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 212 $ — $ — $ — $ 212

iShares
®
Breakthrough Environmental Solutions ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
5
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 10,061
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,842,723  $ 2,370,825  $ —  $ 4,213,548
Short-Term Securities
Money Market Funds ...................................... 500,787  —  —  500,787
$ 2,343,510  $ 2,370,825  $ —  $ 4,714,335
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 209  $ —  $ —  $ 209
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
Cybersecurity and Tech ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Semi - Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Communications Equipment  —  8 .2%
Accton Technology Corp. ................... 1,035,000 $ 36,186,953
Calix, Inc.
(a) (b)
............................ 604,355 26,996,538
63,183,491
a
IT Services  —  13 .2%
Akamai Technologies, Inc.
(a)
.................. 392,116 38,094,070
NCC Group PLC ......................... 2,671,645 5,150,530
Netcompany Group A.S.
(a) (b) (c)
................. 439,859 23,215,201
Okta, Inc. , Class A
(a) (b)
...................... 381,159 32,200,312
Protean eGov Technologies Ltd. ............... 399,568 2,651,202
101,311,315
a
Professional Services  —  14 .5%
Booz Allen Hamilton Holding Corp. , Class A ....... 371,982 32,890,648
CACI International, Inc. , Class A
(a) (b)
............ 54,968 34,112,041
Science Applications International Corp. ......... 325,393 33,111,992
Zetrix Ai Bhd ............................ 55,851,700 11,409,744
111,524,425
a
Software  —  63 .9%
A10 Networks, Inc. ........................ 743,701 12,970,145
Alarm.com Holdings, Inc.
(a)
.................. 505,780 24,671,948
Allot Ltd.
(a)
............................. 394,417 3,877,119
BlackBerry Ltd.
(a) (b)
........................ 6,323,034 22,521,731
Check Point Software Technologies Ltd.
(a) (b)
....... 169,582 30,441,665
Clear Secure, Inc. , Class A .................. 952,319 31,064,646
Crowdstrike Holdings, Inc. , Class A
(a) (b)
.......... 63,944 28,225,201
CyberArk Software Ltd.
(a)
.................... 68,397 29,467,479
Digital Arts, Inc. .......................... 108,100 3,926,169
Fortinet, Inc.
(a)
........................... 376,647 30,606,335
GB Group PLC .......................... 2,514,369 8,245,895
Gorilla Technology Group, Inc.
(a) (b)
.............. 232,542 3,283,493
Netskope, Inc. , Class A
(a) (b)
.................. 570,254 8,468,272
OneSpan, Inc. ........................... 399,665 4,708,054
Palo Alto Networks, Inc.
(a) (b)
.................. 164,654 29,138,818
Qoria Ltd.
(a) (b)
............................ 11,524,055 2,676,088
Security Shares Value
a
Software (continued)
Qualys, Inc.
(a) (b)
.......................... 224,108 $ 29,559,845
Radware Ltd.
(a)
.......................... 366,354 8,847,449
Rapid7, Inc.
(a)
........................... 671,680 8,006,426
SailPoint, Inc.
(a) (b)
......................... 583,645 9,157,390
SentinelOne, Inc. , Class A
(a) (b)
................ 2,254,665 31,520,217
TeamViewer SE
(a) (c)
....................... 1,591,133 10,638,848
Tenable Holdings, Inc.
(a) (b)
................... 1,240,066 27,355,856
Trend Micro, Inc. ......................... 709,700 27,840,064
Varonis Systems, Inc.
(a)
..................... 1,084,032 32,347,515
Xunlei Ltd. , ADR
(a) (b)
....................... 669,757 4,119,005
Zscaler, Inc.
(a)
........................... 134,905 26,982,349
490,668,022
a
Total Long-Term Investments — 99.8%
(Cost: $ 732,398,358 ) ................................ 766,687,253
a
Short-Term Securities
Money Market Funds  —  9 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(d) (e) (f)
...................... 67,885,994 67,919,937
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(d) (e)
............................ 759,499 759,499
a
Total Short-Term Securities — 9.0%
(Cost: $ 68,679,436 ) ................................. 68,679,436
Total Investments — 108.8%
(Cost: $ 801,077,794 ) ................................ 835,366,689
Liabilities in Excess of Other Assets — ( 8 .8 ) % ............... (67,364,629)
Net Assets — 100.0% ................................. $ 768,002,060
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 52,403,496 $ 15,510,516
(a)
$ — $ 5,925 $ — $ 67,919,937 67,885,994 $ 85,875
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 560,000 199,499
(a)
— — — 759,499 759,499 11,433 —
$ — $ 5,925 $ —
$ 68,679,436
$ 97,308 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
Cybersecurity and Tech ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
7
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ...................................................... 4 03/20/26 $ 1,165 $ (18,149)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 18,149 $ — $ — $ — $ 18,149
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 142,289 $ — $ — $ — $ 142,289
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (25,114) $ — $ — $ — $ (25,114)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 734,680
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 634,746,559 $ 131,940,694 $ — $ 766,687,253
Short-Term Securities
Money Market Funds ...................................... 68,679,436 — — 68,679,436
$ 703,425,995 $ 131,940,694 $ — $ 835,366,689

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Cybersecurity and Tech ETF
8
2026
iShares Semi - Annual Financial Statements and Additional Information
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (18,149) $ — $ — $ (18,149)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

iShares
®
Energy Storage & Materials ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Common Stocks
Automobile Components  —  2 .5%
GS Yuasa Corp. ......................... 10,600 $ 246,752
QuantumScape Corp. , Class A
(a)
............... 52,881 467,997
Sebang Global Battery Co. Ltd.
(a)
.............. 625 27,614
742,363
a
Automobiles  —  0 .6%
Yadea Group Holdings Ltd.
(b)
................. 130,000 183,679
a
Building Products  —  0 .0%
Central Glass Co. Ltd. ..................... 200 4,715
a
Chemicals  —  37 .5%
Air Liquide SA ........................... 8,903 1,667,196
Air Products and Chemicals, Inc. .............. 6,808 1,855,180
Arkema SA ............................. 581 34,989
Asahi Kasei Corp. ........................ 142,600 1,383,364
Aspen Aerogels, Inc.
(a)
..................... 8,005 26,977
BASF SE .............................. 31,654 1,716,088
Evonik Industries AG ...................... 2,313 35,828
Ganfeng Lithium Group Co. Ltd. , Class A ......... 10,300 100,741
Ganfeng Lithium Group Co. Ltd. , Class H
(b)
....... 47,800 364,905
Hanwha Solutions Corp.
(a)
................... 1,082 20,658
Kolon Industries, Inc. ...................... 161 6,117
LG Chem Ltd. ........................... 4,611 990,080
Linde PLC ............................. 2,188 999,850
Mitsubishi Chemical Group Corp. .............. 145,500 960,620
Mitsui Chemicals, Inc. ...................... 3,300 48,217
Nippon Shokubai Co. Ltd. ................... 1,200 17,283
Resonac Holdings Corp. .................... 1,600 92,920
Shin-Etsu Chemical Co. Ltd. ................. 16,800 552,461
Syensqo SA ............................ 648 54,538
Tokuyama Corp. ......................... 600 15,687
Toray Industries, Inc. ...................... 13,200 97,366
Umicore SA ............................ 1,749 41,578
Zeon Corp. ............................. 1,500 18,330
11,100,973
a
Communications Equipment  —  0 .3%
Seojin System Co. Ltd.
(a)
.................... 3,754 98,888
a
Electrical Equipment  —  40 .1%
ABB Ltd. , Registered ...................... 11,970 1,030,593
Advanced Energy Solution Holding Co. Ltd. ....... 3,000 106,050
Alfen N.V.
(a) (b)
............................ 2,325 31,017
Ballard Power Systems, Inc.
(a) (c)
............... 26,545 61,850
Bloom Energy Corp. , Class A
(a)
................ 20,301 3,072,962
ChargePoint Holdings, Inc.
(a) (c)
................ 2,514 15,059
Contemporary Amperex Technology Co. Ltd. , Class A 27,800 1,400,278
Doosan Fuel Cell Co. Ltd.
(a)
.................. 4,603 107,880
Eaton Corp. PLC ......................... 2,517 884,524
EnerSys ............................... 3,953 712,291
Eos Energy Enterprises, Inc. , Class A
(a)
.......... 30,845 451,571
Eve Energy Co. Ltd. , Class A ................. 13,800 126,390
Fluence Energy, Inc. , Class A
(a) (c)
.............. 7,116 218,959
Furukawa Electric Co. Ltd. ................... 7,500 653,317
Gotion High-tech Co. Ltd. , Class A ............. 11,600 63,308
LG Energy Solution Ltd.
(a)
................... 5,066 1,392,574
NEL ASA
(a) (c)
............................ 178,602 40,744
Phihong Technology Co. Ltd.
(a)
................ 46,000 42,070
Plug Power, Inc.
(a) (c)
....................... 135,130 285,800
Security Shares Value
a
Electrical Equipment (continued)
Schneider Electric SE ...................... 3,138 $ 899,670
Sungrow Power Supply Co. Ltd. , Class A ......... 13,200 286,266
11,883,173
a
Electronic Equipment, Instruments & Components  —  15 .0%
Delta Electronics, Inc. ...................... 18,000 686,922
Kyocera Corp. ........................... 12,400 186,035
Maxell Ltd. ............................. 400 5,754
Murata Manufacturing Co. Ltd. ................ 77,800 1,580,550
Nichicon Corp. .......................... 6,900 75,512
Samsung SDI Co. Ltd.
(a)
.................... 5,958 1,603,751
Shenzhen Everwin Precision Technology Co. Ltd. ,
Class A .............................. 8,600 47,704
TDK Corp. ............................. 18,400 237,419
4,423,647
a
Machinery  —  0 .9%
Kaori Heat Treatment Co. Ltd. ................ 9,000 209,064
NGK Insulators Ltd. ....................... 2,300 55,103
264,167
a
Semiconductors & Semiconductor Equipment  —  2 .4%
Enphase Energy, Inc.
(a)
..................... 14,023 518,571
SolarEdge Technologies, Inc.
(a)
................ 6,417 198,606
717,177
a
Total Common Stocks — 99.3%
(Cost: $ 25,962,368 ) ................................. 29,418,782
a
Preferred Stocks
Chemicals  —  0 .3%
LG Chem Ltd. , Preference Shares , NVS ......... 772 85,055
a
a
Total Preferred Stocks — 0.3%
(Cost: $ 96,733 ) .................................... 85,055
Total Long-Term Investments — 99.6%
(Cost: $ 26,059,101 ) ................................. 29,503,837
a
Short-Term Securities
Money Market Funds  —  2 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(d) (e) (f)
...................... 586,349 586,642
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(d) (e)
............................ 9,368 9,368
a
Total Short-Term Securities — 2.0%
(Cost: $ 595,991 ) ................................... 596,010
Total Investments — 101.6%
(Cost: $ 26,655,092 ) ................................. 30,099,847
Liabilities in Excess of Other Assets — ( 1 .6 ) % ............... (482,890)
Net Assets — 100.0% ................................. $ 29,616,957
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Energy Storage & Materials ETF
10
2026
iShares Semi - Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 360,470 $ 226,143
(a)
$ — $ 13 $ 16 $ 586,642 586,349 $ 5,243
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ — 9,368
(a)
— — — 9,368 9,368 702 —
$ — $ 13 $ 16
$ 596,010
$ 5,945 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ........................................................... 6 03/20/26 $ 79 $ (280)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 280 $ — $ — $ — $ 280
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 6,181 $ — $ — $ — $ 6,181
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (1,249) $ — $ — $ — $ (1,249)

iShares
®
Energy Storage & Materials ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
11
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 62,621
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 9,770,197 $ 19,648,585 $ — $ 29,418,782
Preferred Stocks ......................................... — 85,055 — 85,055
Short-Term Securities
Money Market Funds ...................................... 596,010 — — 596,010
$ 10,366,207 $ 19,733,640 $ — $ 30,099,847
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (280) $ — $ — $ (280)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
Future Exponential Technologies ETF
(Percentages shown are based on Net Assets)
12
2026
iShares Semi - Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Australia  —  0 .5%
Codan Ltd. ............................. 47,322 $ 1,246,074
DigiCo Infrastructure REIT ................... 24,436 43,560
IGO Ltd.
(a)
.............................. 545,241 3,116,723
Macquarie Technology Group Ltd.
(a)
............ 769 37,395
Megaport Ltd.
(a)
.......................... 20,045 160,069
Mineral Resources Ltd.
(a)
.................... 128,362 5,049,172
PLS Group Ltd.
(a) (b)
........................ 2,696,874 7,913,113
17,566,106
a
Belgium  —  0 .0%
Melexis N.V. ............................ 15,196 1,148,784
a
Canada  —  0 .2%
Boralex, Inc. , Class A
(b)
..................... 42,693 791,685
Brookfield Renewable Corp. ................. 57,184 2,381,599
CGI, Inc. .............................. 9,416 806,997
Lithium Americas Corp.
(a)
.................... 222,080 1,079,697
Northland Power, Inc. ...................... 105,583 1,455,435
6,515,413
a
China  —  4 .4%
Alibaba Group Holding Ltd. .................. 856,900 18,229,325
Baidu, Inc. , Class A
(a)
...................... 92,100 1,765,331
BeOne Medicines Ltd. , Class H
(a)
.............. 166,900 4,401,641
BYD Co. Ltd. , Class A ...................... 338,200 4,415,662
CALB Group Co. Ltd. , Class H
(a) (c)
.............. 365,800 1,153,584
China Longyuan Power Group Corp. Ltd. , Class H .. 1,225,000 1,112,829
China Resources Power Holdings Co. Ltd.
(b)
....... 796,000 1,813,146
China Suntien Green Energy Corp. Ltd. , Class H ... 583,000 299,218
China Three Gorges Renewables Group Co. Ltd. , Class
A .................................. 857,910 506,661
Contemporary Amperex Technology Co. Ltd. , Class H
(b)
103,100 6,433,182
CSI Solar Co. Ltd. , Class A .................. 467,992 1,029,790
Ganfeng Lithium Group Co. Ltd. , Class A ......... 100,002 978,093
Gotion High-tech Co. Ltd. , Class A ............. 113,104 617,273
Innovent Biologics, Inc.
(a) (c)
................... 334,000 3,466,945
JA Solar Technology Co. Ltd. , Class A
(a)
.......... 119,300 193,742
Jinko Solar Co. Ltd. , Class A
(a)
................ 307,540 279,531
Li Auto, Inc. , Class A
(a)
..................... 941,700 7,869,751
LONGi Green Energy Technology Co. Ltd. , Class A
(a)
. 233,636 600,130
NIO, Inc. , Class A
(a)
....................... 1,587,150 7,566,560
Sunny Optical Technology Group Co. Ltd. ........ 524,400 4,202,312
TAL Education Group , ADR
(a)
................. 20,212 256,692
TCL Zhonghuan Renewable Energy Technology Co.
Ltd. , Class A
(a)
......................... 128,000 172,948
Tencent Holdings Ltd. ...................... 296,700 22,804,896
Tianqi Lithium Corp. , Class A
(a)
................ 95,507 740,744
Tongwei Co. Ltd. , Class A
(a)
.................. 141,000 368,493
Trina Solar Co. Ltd. , Class A
(a)
................ 84,276 227,184
Xiaomi Corp. , Class B
(a) (c)
................... 13,742,200 62,205,020
Xinjiang Daqo New Energy Co. Ltd. , Class A
(a)
..... 66,409 231,292
XPeng, Inc. , Class A
(a)
..................... 1,124,400 10,121,398
164,063,373
a
Denmark  —  1 .5%
Novo Nordisk A.S. , Class B .................. 684,993 40,674,351
Orsted A.S.
(a) (c)
........................... 181,975 4,093,575
Vestas Wind Systems A.S. .................. 381,488 11,563,429
56,331,355
a
France  —  2 .1%
Engie SA .............................. 708,681 21,158,668
Legrand SA ............................ 12,437 1,985,664
Security Shares Value
a
France (continued)
Sanofi SA .............................. 235,179 $ 22,182,940
Schneider Electric SE ...................... 25,146 7,209,404
STMicroelectronics N.V. .................... 481,864 13,606,890
Thales SA .............................. 38,130 11,672,570
77,816,136
a
Germany  —  3 .2%
BioNTech SE , ADR
(a) (b)
..................... 20,298 2,308,897
Hensoldt AG ............................ 23,508 2,335,345
Infineon Technologies AG ................... 1,028,325 50,267,085
Rheinmetall AG .......................... 16,715 35,416,515
RWE AG .............................. 265,632 16,868,656
Siemens Energy AG
(a)
...................... 78,316 13,343,482
120,539,980
a
Hong Kong  —  0 .0%
Xinyi Energy Holdings Ltd. ................... 1,288,000 199,420
a
Indonesia  —  0 .0%
GoTo Gojek Tokopedia Tbk PT , Class A
(a)
......... 311,203,300 1,196,424
a
Italy  —  1 .2%
Enel SpA .............................. 3,130,224 34,584,430
Leonardo SpA ........................... 155,899 10,418,201
Nexi SpA
(c)
............................. 200,758 857,129
45,859,760
a
Japan  —  2 .9%
Advantest Corp. .......................... 33,800 5,590,063
Chugai Pharmaceutical Co. Ltd. ............... 138,100 7,888,367
Daifuku Co. Ltd. .......................... 139,100 4,989,960
Daiichi Sankyo Co. Ltd. ..................... 428,500 7,849,955
FANUC Corp. ........................... 317,700 12,757,108
Harmonic Drive Systems, Inc. ................ 18,000 396,470
Murata Manufacturing Co. Ltd. ................ 1,439,500 29,244,233
Nabtesco Corp. .......................... 11,500 311,623
Rakuten Group, Inc.
(a)
...................... 596,700 3,577,640
Renesas Electronics Corp.
(a)
................. 1,172,300 19,490,019
Taiyo Yuden Co. Ltd. ...................... 11,800 249,517
Takeda Pharmaceutical Co. Ltd. ............... 322,500 10,977,805
Yaskawa Electric Corp. ..................... 87,300 2,786,552
106,109,312
a
Netherlands  —  0 .5%
Adyen N.V.
(a) (c)
........................... 11,702 17,352,238
a
Norway  —  0 .2%
Kongsberg Gruppen ASA ................... 167,380 5,749,684
a
Portugal  —  0 .2%
EDP Renovaveis SA ....................... 98,636 1,498,417
EDP SA ............................... 1,114,956 5,701,265
7,199,682
a
Singapore  —  0 .3%
Singapore Technologies Engineering Ltd. ......... 1,334,900 10,262,161
a
South Korea  —  1 .0%
LG Energy Solution Ltd.
(a)
................... 32,297 8,878,002
NAVER Corp. ........................... 6,743 1,281,720
Samsung SDI Co. Ltd.
(a)
.................... 46,996 12,650,202
SK hynix, Inc. ........................... 23,865 14,900,758
37,710,682
a

iShares
®
Future Exponential Technologies ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
Spain  —  1 .5%
Iberdrola SA ............................ 2,483,679 $ 55,839,912
a
Sweden  —  0 .3%
Saab AB , Class B ........................ 141,041 11,004,426
a
Switzerland  —  3 .1%
Novartis AG , Registered .................... 368,425 54,663,134
Roche Holding AG , NVS .................... 137,111 62,349,796
117,012,930
a
Taiwan  —  1 .9%
Delta Electronics, Inc. ...................... 217,000 8,281,222
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 1,109,000 61,323,157
69,604,379
a
United Kingdom  —  4 .1%
AstraZeneca PLC ........................ 324,018 60,369,129
BAE Systems PLC ........................ 1,140,115 30,950,634
GSK PLC .............................. 801,939 20,739,475
London Stock Exchange Group PLC ............ 194,946 21,744,679
SSE PLC .............................. 446,256 14,832,414
Wise PLC , Class A
(a)
....................... 279,168 3,600,635
152,236,966
a
United States  —  70 .4%
AbbVie, Inc. ............................ 367,577 81,973,347
Accenture PLC , Class A .................... 27,794 7,327,610
Advanced Micro Devices, Inc.
(a)
............... 76,201 18,039,063
Agilent Technologies, Inc. ................... 62,547 8,371,916
Air Products and Chemicals, Inc. .............. 98,825 26,929,813
Akamai Technologies, Inc.
(a)
.................. 58,639 5,696,779
Albemarle Corp. ......................... 100,715 17,185,000
Alnylam Pharmaceuticals, Inc.
(a)
............... 27,167 9,184,076
Alphabet, Inc. , Class A ..................... 284,237 96,072,106
Amazon.com, Inc.
(a)
....................... 480,854 115,068,362
Amgen, Inc. ............................ 118,080 40,369,190
Amphenol Corp. , Class A ................... 58,682 8,454,903
Analog Devices, Inc. ....................... 393,947 122,470,243
AppLovin Corp. , Class A
(a)
................... 8,843 4,183,712
Arista Networks, Inc.
(a)
..................... 49,726 7,048,163
Biogen, Inc.
(a)
........................... 29,070 5,229,402
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
.......... 2,434 714,866
Block, Inc. , Class A
(a)
...................... 239,891 14,496,613
Bloom Energy Corp. , Class A
(a)
................ 10,180 1,540,947
Bridgebio Pharma, Inc.
(a) (b)
................... 27,653 2,136,747
Bristol-Myers Squibb Co. .................... 394,765 21,731,813
Broadcom, Inc. .......................... 222,872 73,837,494
Broadridge Financial Solutions, Inc. ............ 47,052 9,274,420
Cadence Design Systems, Inc.
(a)
.............. 12,016 3,561,062
Cisco Systems, Inc. ....................... 456,313 35,738,434
Clearwater Analytics Holdings, Inc. , Class A
(a)
...... 108,647 2,617,306
Cloudflare, Inc. , Class A
(a)
................... 121,170 21,489,500
Coinbase Global, Inc. , Class A
(a)
............... 90,366 17,597,875
CoStar Group, Inc.
(a)
....................... 19,748 1,214,502
CRISPR Therapeutics AG
(a) (b)
................. 17,825 890,537
Crowdstrike Holdings, Inc. , Class A
(a)
............ 96,208 42,466,692
Danaher Corp. .......................... 132,599 29,024,595
Eaton Corp. PLC ......................... 46,462 16,327,676
Elastic N.V.
(a)
............................ 32,795 2,162,174
Eli Lilly & Co. ........................... 143,343 148,668,192
Emerson Electric Co. ...................... 222,143 32,646,135
Enphase Energy, Inc.
(a)
..................... 48,545 1,795,194
Entegris, Inc.
(b)
.......................... 6,205 732,624
EPAM Systems, Inc.
(a)
...................... 6,014 1,254,520
Exact Sciences Corp.
(a)
..................... 37,552 3,843,072
Security Shares Value
a
United States (continued)
FactSet Research Systems, Inc. ............... 14,706 $ 3,740,618
Fair Isaac Corp.
(a)
......................... 9,649 14,118,127
First Solar, Inc.
(a)
......................... 43,464 9,802,001
Fortinet, Inc.
(a)
........................... 244,865 19,897,730
GE Vernova, Inc. ......................... 31,074 22,571,221
Gen Digital, Inc. .......................... 223,434 5,360,182
Gilead Sciences, Inc. ...................... 263,618 37,420,575
Guardant Health, Inc.
(a)
..................... 24,540 2,798,542
Hubbell, Inc. ............................ 20,926 10,210,632
Illumina, Inc.
(a)
........................... 32,094 4,647,532
International Business Machines Corp. .......... 44,613 13,682,807
Intuitive Surgical, Inc.
(a)
..................... 143,150 72,179,093
Jazz Pharmaceuticals PLC
(a)
................. 12,659 2,082,279
Johnson & Johnson ....................... 503,921 114,516,047
Lincoln Electric Holdings, Inc. ................ 22,202 5,891,301
MarketAxess Holdings, Inc. .................. 14,583 2,467,881
Marvell Technology, Inc. .................... 39,967 3,154,196
Merck & Co., Inc. ......................... 536,784 59,191,172
Meta Platforms, Inc. , Class A ................. 101,371 72,632,322
Micron Technology, Inc. ..................... 51,362 21,309,067
Microsoft Corp. .......................... 291,224 125,310,775
Moderna, Inc.
(a) (b)
......................... 65,262 2,876,096
MongoDB, Inc. , Class A
(a)
................... 2,970 1,102,850
Monolithic Power Systems, Inc.
(b)
.............. 5,111 5,745,531
Nasdaq, Inc. ............................ 151,023 14,632,619
Nextpower, Inc. , Class A
(a) (b)
.................. 58,693 6,872,363
Northrop Grumman Corp. ................... 57,257 39,636,731
NVIDIA Corp. ........................... 770,664 147,297,010
NXP Semiconductors N.V. ................... 173,358 39,203,178
Okta, Inc. , Class A
(a) (b)
...................... 61,074 5,159,532
ON Semiconductor Corp.
(a)
.................. 301,417 18,051,864
Oracle Corp. ............................ 73,776 12,142,054
Palantir Technologies, Inc. , Class A
(a)
........... 97,749 14,329,026
Palo Alto Networks, Inc.
(a)
................... 269,842 47,753,939
Penumbra, Inc.
(a)
......................... 7,526 2,695,587
Pfizer, Inc. ............................. 1,157,197 30,596,289
Qualys, Inc.
(a)
........................... 13,169 1,736,991
Regeneron Pharmaceuticals, Inc. .............. 22,760 16,875,402
Repligen Corp.
(a)
......................... 11,467 1,712,826
Revvity, Inc. ............................ 25,602 2,785,498
Rocket Companies, Inc. , Class A .............. 374,712 6,718,586
Rockwell Automation, Inc. ................... 44,583 18,798,422
S&P Global, Inc. ......................... 123,155 64,999,977
Seagate Technology Holdings PLC ............. 9,452 3,853,486
SEI Investments Co. ....................... 38,481 3,380,556
Sensata Technologies Holding PLC ............ 114,521 3,961,281
SentinelOne, Inc. , Class A
(a)
.................. 136,441 1,907,445
Snowflake, Inc. , Class A
(a)
................... 17,615 3,394,411
SoFi Technologies, Inc.
(a) (b)
.................. 511,250 11,661,613
Sunrun, Inc.
(a)
........................... 94,411 1,793,809
Synopsys, Inc.
(a)
......................... 7,964 3,704,176
TE Connectivity PLC ...................... 240,944 53,677,504
Tenable Holdings, Inc.
(a)
.................... 48,230 1,063,954
Tesla, Inc.
(a)
............................. 325,303 140,013,664
Texas Instruments, Inc. ..................... 711,512 153,366,412
Tradeweb Markets, Inc. , Class A ............... 47,958 4,943,031
Varonis Systems, Inc.
(a) (b)
.................... 49,040 1,463,354
Vertex Pharmaceuticals, Inc.
(a)
................ 50,656 23,803,254
Waters Corp.
(a) (b)
......................... 12,374 4,587,289
Western Digital Corp. ...................... 15,837 3,962,893
Workday, Inc. , Class A
(a)
.................... 10,069 1,768,418

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Future Exponential Technologies ETF
(Percentages shown are based on Net Assets)
14
2026
iShares Semi - Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
United States (continued)
Zscaler, Inc.
(a)
........................... 40,641 $ 8,128,606
2,614,508,302
a
Total Common Stocks — 99.5%
(Cost: $ 3,051,105,071 ) ............................... 3,695,827,425
a
Preferred Stocks
Chile  —  0 .3%
Sociedad Quimica y Minera de Chile SA , Class B,
Preference Shares
(a)
..................... 125,187 9,639,034
a
Germany  —  0 .0%
Sartorius AG , Preference Shares , NVS .......... 2,936 820,591
a
Total Preferred Stocks — 0.3%
(Cost: $ 5,147,815 ) .................................. 10,459,625
a
Total Long-Term Investments — 99.8%
(Cost: $ 3,056,252,886 ) ............................... 3,706,287,050
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(d) (e) (f)
...................... 31,050,293 $ 31,065,818
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(d) (e)
............................ 3,529,980 3,529,980
a
Total Short-Term Securities — 0.9%
(Cost: $ 34,585,406 ) ................................. 34,595,798
Total Investments —  100.7%
(Cost: $ 3,090,838,292 ) ............................... 3,740,882,848
Liabilities in Excess of Other Assets — ( 0 .7 ) % ............... (25,694,667)
Net Assets — 100.0% ................................. $ 3,715,188,181
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 79,508,881 $ — $ (48,453,939)
(a)
$ 40,792 $ (29,916) $ 31,065,818 31,050,293 $ 159,612
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 7,900,000 — (4,370,020)
(a)
— — 3,529,980 3,529,980 129,662 —
$ — $ 40,792 $ (29,916)
$ 34,595,798
$ 289,274 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 13 03/20/26 $ 4,528 $ 24,306
Euro STOXX 50 Index .................................................................. 16 03/20/26 1,129 9,757
MSCI Emerging Markets Index ............................................................. 15 03/20/26 1,141 74,210
$ 108,273

iShares
®
Future Exponential Technologies ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
15
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 108,273 $ — $ — $ — $ 108,273
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 617,259 $ — $ — $ — $ 617,259
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 12,911 $ — $ — $ — $ 12,911
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 6,490,272
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,623,589,304 $ 1,072,238,121 $ — $ 3,695,827,425
Preferred Stocks ......................................... — 10,459,625 — 10,459,625
Short-Term Securities
Money Market Funds ...................................... 34,595,798 — — 34,595,798
$ 2,658,185,102 $ 1,082,697,746 $ — $ 3,740,882,848
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 108,273 $ — $ — $ 108,273
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
Genomics Immunology and Healthcare ETF
(Percentages shown are based on Net Assets)
16
2026
iShares Semi - Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Canada  —  0 .9%
AbCellera Biologics, Inc.
(a) (b)
.................. 357,878 $ 1,295,518
a
China  —  2 .1%
GenFleet Therapeutics Shanghai, Inc. , Class H
(a)
... 300,800 1,182,084
Guangzhou Innogen Pharmaceutical Group Co. Ltd. ,
Class H
(a)
............................ 104,600 399,007
Shanghai Henlius Biotech, Inc. , Class H
(a) (c)
....... 73,000 535,663
Sunshine Lake Pharma Co. Ltd. , Class H
(a)
....... 165,900 904,241
3,020,995
a
Denmark  —  3 .8%
Genmab A.S.
(a)
.......................... 16,654 5,425,631
a
France  —  8 .5%
Ipsen SA .............................. 37,167 6,071,796
Sanofi SA .............................. 53,301 5,027,544
Valneva SE
(a) (b)
.......................... 223,456 1,035,048
12,134,388
a
Germany  —  9 .4%
Bayer AG , Registered ...................... 136,034 7,195,062
BioNTech SE , ADR
(a)
...................... 54,828 6,236,685
13,431,747
a
Iceland  —  0 .6%
Alvotech SA
(a) (b)
.......................... 163,916 880,229
a
Japan  —  6 .4%
Ono Pharmaceutical Co. Ltd. ................. 185,600 2,765,133
Takeda Pharmaceutical Co. Ltd. ............... 185,800 6,324,577
9,089,710
a
South Korea  —  0 .7%
AbClon, Inc.
(a)
........................... 23,520 1,033,441
a
Switzerland  —  4 .4%
Roche Holding AG , NVS .................... 13,651 6,207,650
a
United Kingdom  —  4 .0%
GSK PLC .............................. 219,125 5,666,937
Mereo Biopharma Group PLC , ADR
(a) (b)
.......... 213,432 93,910
5,760,847
a
United States  —  59 .0%
Arcellx, Inc.
(a) (b)
.......................... 66,953 4,573,559
Arcus Biosciences, Inc.
(a)
.................... 115,988 2,440,388
Caris Life Sciences, Inc.
(a)
................... 178,559 4,135,426
Corvus Pharmaceuticals, Inc.
(a) (b)
.............. 88,900 1,840,230
CRISPR Therapeutics AG
(a) (b)
................. 48,041 2,400,128
CytomX Therapeutics, Inc.
(a) (b)
................ 198,426 1,129,044
Design Therapeutics, Inc.
(a)
.................. 48,520 495,389
Exelixis, Inc.
(a)
........................... 118,964 4,920,351
Ginkgo Bioworks Holdings, Inc.
(a) (b)
............. 65,516 587,679
Ideaya Biosciences, Inc.
(a) (b)
.................. 129,735 4,176,170
Security Shares Value
a
United States (continued)
ImmunityBio, Inc.
(a) (b)
....................... 513,330 $ 3,208,312
Incyte Corp.
(a) (b)
.......................... 51,475 5,151,103
Intellia Therapeutics, Inc.
(a) (b)
................. 57,945 761,977
Iovance Biotherapeutics, Inc.
(a) (b)
............... 514,666 1,312,398
Janux Therapeutics, Inc.
(a)
................... 83,115 1,139,507
Kura Oncology, Inc.
(a)
...................... 130,406 1,058,897
Merck & Co., Inc. ......................... 52,921 5,835,599
Moderna, Inc.
(a) (b)
......................... 190,514 8,395,952
Novavax, Inc.
(a) (b)
......................... 229,390 2,028,955
Nuvation Bio, Inc. , Class A
(a) (b)
................ 370,402 1,940,906
Ocugen, Inc.
(a)
........................... 477,437 692,284
OmniAb Inc., 12.50 Earnout Shares
(a) (d)
.......... 19,498 —
OmniAb Inc., 15.00 Earnout Shares
(a) (d)
.......... 19,498 —
Pacific Biosciences of California, Inc.
(a)
.......... 417,556 943,677
Personalis, Inc.
(a)
......................... 82,376 771,863
Prime Medicine, Inc.
(a) (b)
.................... 49,464 188,458
Regeneron Pharmaceuticals, Inc. .............. 7,346 5,446,692
Revolution Medicines, Inc.
(a)
.................. 66,264 6,424,295
Rigel Pharmaceuticals, Inc.
(a) (b)
................ 27,421 955,896
Twist Bioscience Corp.
(a)
.................... 90,235 3,705,951
Verastem, Inc.
(a)
.......................... 100,510 613,111
Vertex Pharmaceuticals, Inc.
(a)
................ 11,586 5,444,261
Vir Biotechnology, Inc.
(a) (b)
................... 144,941 1,078,361
Xencor, Inc.
(a)
........................... 35,366 427,575
84,224,394
a
Total Long-Term Investments — 99.8%
(Cost: $ 126,038,761 ) ................................ 142,504,550
a
Short-Term Securities
Money Market Funds  —  15 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(e) (f) (g)
...................... 22,392,514 22,403,709
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(e) (f)
............................. 77,543 77,543
a
Total Short-Term Securities — 15.7%
(Cost: $ 22,480,756 ) ................................. 22,481,252
Total Investments —  115.5%
(Cost: $ 148,519,517 ) ................................ 164,985,802
Liabilities in Excess of Other Assets — ( 15 .5 ) % .............. (22,179,446)
Net Assets — 100.0% ................................. $ 142,806,356
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
Genomics Immunology and Healthcare ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
17
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 17,020,058 $ 5,381,511
(a)
$ — $ 1,644 $ 496 $ 22,403,709 22,392,514 $ 84,879
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 40,000 37,543
(a)
— — — 77,543 77,543 2,164 —
$ — $ 1,644 $ 496
$ 22,481,252
$ 87,043 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 1 03/20/26 $ 157 $ 86
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 86 $ — $ — $ — $ 86
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 38,755 $ — $ — $ — $ 38,755
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 6,995 $ — $ — $ — $ 6,995
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 224,660
a

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Genomics Immunology and Healthcare ETF
18
2026
iShares Semi - Annual Financial Statements and Additional Information
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 95,216,068  $ 47,288,482  $ —  $ 142,504,550
Short-Term Securities
Money Market Funds ...................................... 22,481,252  —  —  22,481,252
$ 117,697,320  $ 47,288,482  $ —  $ 164,985,802
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 86  $ —  $ —  $ 86
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
Neuroscience and Healthcare ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Security Shares Value
a
Common Stocks
Biotechnology  —  68 .8%
ACADIA Pharmaceuticals, Inc.
(a)
............... 7,065 $ 177,543
Alector, Inc.
(a)
........................... 4,362 8,244
Alkermes PLC
(a)
.......................... 6,568 222,590
Anavex Life Sciences Corp.
(a) (b)
............... 5,784 27,185
Annexon, Inc.
(a) (b)
......................... 7,887 49,215
Argenx SE , ADR
(a) (b)
....................... 215 180,708
Benitec Biopharma, Inc.
(a)
................... 2,096 25,529
BioArctic AB , Class B
(a) (c)
.................... 2,484 89,204
Biogen, Inc.
(a)
........................... 1,069 192,302
Biohaven Ltd.
(a)
.......................... 6,937 82,065
Bright Minds Biosciences, Inc.
(a)
............... 500 38,875
Capricor Therapeutics, Inc.
(a)
................. 2,579 56,454
Catalyst Pharmaceuticals, Inc.
(a)
............... 7,110 172,773
Centessa Pharmaceuticals PLC , ADR
(a)
.......... 6,159 151,327
Denali Therapeutics, Inc.
(a)
.................. 8,338 181,268
Dianthus Therapeutics, Inc.
(a)
................. 2,253 120,288
Dyne Therapeutics, Inc.
(a)
................... 6,733 120,453
Entrada Therapeutics, Inc.
(a)
................. 1,390 15,902
Idorsia Ltd.
(a)
............................ 10,661 50,594
Larimar Therapeutics, Inc.
(a)
.................. 3,323 11,763
Neurocrine Biosciences, Inc.
(a)
................ 1,247 169,667
Neurogene, Inc.
(a)
......................... 856 15,117
Oncolys BioPharma, Inc.
(a) (b)
................. 1,800 20,279
Praxis Precision Medicines, Inc.
(a)
.............. 782 245,548
Prothena Corp. PLC
(a)
...................... 2,784 24,527
PTC Therapeutics, Inc.
(a)
.................... 2,510 189,580
REGENXBIO, Inc.
(a)
....................... 2,960 33,034
SanBio Co. Ltd.
(a)
......................... 3,700 44,246
Sangamo Therapeutics, Inc.
(a) (b)
............... 21,371 11,444
Sarepta Therapeutics, Inc.
(a)
................. 6,336 128,874
Scholar Rock Holding Corp.
(a) (b)
............... 4,306 190,928
Solid Biosciences, Inc.
(a)
.................... 3,717 24,012
Taysha Gene Therapies, Inc.
(a) (b)
............... 14,326 64,610
Tonix Pharmaceuticals Holding Corp.
(a)
.......... 755 13,016
Vanda Pharmaceuticals, Inc.
(a)
................ 3,517 26,518
Voyager Therapeutics, Inc.
(a)
................. 2,794 10,897
Xenon Pharmaceuticals, Inc.
(a)
................ 4,307 176,630
3,363,209
a
Health Care Equipment & Supplies  —  6 .5%
Axogen, Inc.
(a)
........................... 2,885 100,542
Ceribell, Inc.
(a)
........................... 1,418 29,225
ClearPoint Neuro, Inc.
(a)
.................... 1,550 20,042
Integra LifeSciences Holdings Corp.
(a)
........... 4,227 47,089
MicroPort NeuroScientific Corp. ............... 20,000 30,115
Security Shares Value
a
Health Care Equipment & Supplies (continued)
NeuroPace, Inc.
(a)
........................ 1,634 $ 24,722
Peijia Medical Ltd.
(a) (c)
...................... 29,000 24,549
Zylox-Tonbridge Medical Technology Co. Ltd. , Class H
(c)
12,500 39,505
315,789
a
Pharmaceuticals  —  23 .4%
Avadel Pharmaceuticals PLC
(a)
................ 5,990 129,085
Axsome Therapeutics, Inc.
(a)
................. 1,299 239,341
Cassava Sciences, Inc.
(a)
................... 2,457 4,889
Cognition Therapeutics, Inc.
(a)
................ 5,385 5,870
Edgewise Therapeutics, Inc.
(a) (b)
............... 4,897 137,851
Fulcrum Therapeutics, Inc.
(a)
................. 3,080 33,048
H Lundbeck A.S. , Class B ................... 17,155 115,013
Medincell SA , NVS
(a)
...................... 1,318 35,241
Neuren Pharmaceuticals Ltd.
(a)
................ 6,950 80,474
Rapport Therapeutics, Inc.
(a)
................. 1,804 48,004
SK Biopharmaceuticals Co. Ltd.
(a)
.............. 1,801 146,948
Supernus Pharmaceuticals, Inc.
(a)
.............. 3,493 168,223
1,143,987
a
Technology Hardware, Storage & Peripherals  —  1 .2%
Dynavox Group AB
(a)
...................... 6,211 60,763
a
a
Total Long-Term Investments — 99.9%
(Cost: $ 3,610,591 ) .................................. 4,883,748
a
Short-Term Securities
Money Market Funds  —  13 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(d) (e) (f)
...................... 659,335 659,664
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(d) (e)
............................ 1,674 1,674
a
Total Short-Term Securities — 13.5%
(Cost: $ 661,272 ) ................................... 661,338
Total Investments — 113.4%
(Cost: $ 4,271,863 ) .................................. 5,545,086
Liabilities in Excess of Other Assets — ( 13 .4 ) % .............. (656,021)
Net Assets — 100.0% ................................. $ 4,889,065
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 1,146,198 $ — $ (486,665)
(a)
$ 100 $ 31 $ 659,664 659,335 $ 4,926
(b)
$ —

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Neuroscience and Healthcare ETF
20
2026
iShares Semi - Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Treasury,
SL Agency Shares $ — $ 1,674
(a)
$ — $ — $ — $ 1,674 1,674 $ 29 $ —
$ — $ 100 $ 31
$ 661,338
$ 4,955 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 95 $ — $ — $ — $ 95
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,146,817 $ 736,931 $ — $ 4,883,748
Short-Term Securities
Money Market Funds ...................................... 661,338 — — 661,338
$ 4,808,155 $ 736,931 $ — $ 5,545,086

iShares
®
Self-Driving EV and Tech ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
21
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  5 .2%
Elevra Lithium Ltd.
(a)
....................... 97,200 $ 448,818
Liontown Ltd.
(a)
.......................... 1,274,621 1,618,159
PLS Group Ltd.
(a) (b)
........................ 2,026,567 5,946,312
8,013,289
a
Canada  —  0 .6%
NFI Group, Inc.
(a)
......................... 77,033 935,722
a
China  —  25 .2%
BYD Co. Ltd. , Class H ..................... 493,100 6,147,407
CALB Group Co. Ltd. , Class H
(a) (c)
.............. 253,400 799,120
Contemporary Amperex Technology Co. Ltd. , Class H 86,000 5,366,185
ECARX Holdings, Inc.
(a) (b)
................... 81,121 146,018
Ganfeng Lithium Group Co. Ltd. , Class H
(c)
....... 314,480 2,400,738
Hesai Group , Class B
(a)
..................... 71,680 1,736,977
Li Auto, Inc. , Class A
(a)
..................... 699,600 5,846,531
NIO, Inc. , Class A
(a)
....................... 986,370 4,702,409
REPT BATTERO Energy Co. Ltd. , Class H
(a)
...... 259,200 382,660
RoboSense Technology Co. Ltd.
(a)
............. 196,300 853,703
Seres Group Co. Ltd. , Class H
(a)
............... 45,600 559,194
Tianneng Power International Ltd. .............. 436,000 408,010
WeRide, Inc. , Class A
(a)
..................... 522,900 1,447,127
XPeng, Inc. , Class A
(a)
..................... 627,300 5,646,703
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(a) (c)
. 446,500 2,424,524
38,867,306
a
France  —  3 .9%
Forvia SE
(a)
............................. 86,251 1,408,257
Renault SA ............................. 122,560 4,625,336
6,033,593
a
Germany  —  4 .0%
Aumovio SE
(a)
........................... 28,987 1,390,918
Continental AG .......................... 60,686 4,775,335
6,166,253
a
India  —  0 .9%
HBL Engineering Ltd. ...................... 164,176 1,398,143
a
Japan  —  1 .3%
GS Yuasa Corp. ......................... 60,400 1,406,022
TS Tech Co. Ltd. ......................... 47,600 584,771
1,990,793
a
South Korea  —  17 .3%
Hyundai Mobis Co. Ltd. ..................... 23,366 7,300,865
LG Chem Ltd. ........................... 24,181 5,192,176
LG Energy Solution Ltd.
(a)
................... 21,655 5,952,662
Samsung SDI Co. Ltd.
(a)
.................... 30,000 8,075,284
Sebang Global Battery Co. Ltd.
(a)
.............. 3,713 164,048
26,685,035
a
Sweden  —  0 .5%
Polestar Automotive Holding UK PLC , Class A , ADR
(a) (b)
49,527 749,344
a
Switzerland  —  4 .4%
ABB Ltd. , Registered ...................... 79,023 6,803,724
a
Taiwan  —  0 .4%
Advanced Energy Solution Holding Co. Ltd. ....... 20,000 707,000
a
United States  —  28 .8%
Adient PLC
(a)
............................ 43,473 904,238
Albemarle Corp. ......................... 50,160 8,558,801
American Battery Technology Co.
(a) (b)
............ 81,555 329,482
Security Shares Value
a
United States (continued)
Amprius Technologies, Inc.
(a) (b)
................ 72,009 $ 895,792
Aurora Innovation, Inc. , Class A
(a) (b)
............. 657,121 2,759,908
Autoliv, Inc. ............................. 42,555 5,159,368
Blue Bird Corp.
(a) (b)
........................ 20,388 1,025,720
Cooper-Standard Holdings, Inc.
(a)
.............. 9,400 294,878
EVgo, Inc.
(a) (b)
........................... 83,363 250,923
Gentex Corp. ........................... 122,694 2,823,189
Lear Corp. ............................. 29,031 3,399,240
Lucid Group, Inc.
(a) (b)
....................... 78,327 867,080
Microvast Holdings, Inc.
(a) (b)
.................. 130,120 340,915
Ouster, Inc.
(a) (b)
.......................... 30,878 643,189
QuantumScape Corp. , Class A
(a) (b)
............. 295,226 2,612,750
Rivian Automotive, Inc. , Class A
(a) (b)
............. 349,815 5,159,771
Serve Robotics, Inc.
(a) (b)
..................... 40,274 420,058
Solid Power, Inc. , Class A
(a) (b)
................. 97,412 436,406
Strattec Security Corp.
(a)
.................... 2,268 179,444
Tesla, Inc.
(a)
............................. 13,800 5,939,658
Visteon Corp. ........................... 15,106 1,372,531
44,373,341
a
Total Common Stocks — 92.5%
(Cost: $ 128,614,302 ) ................................ 142,723,543
a
Preferred Stocks
Germany  —  6 .8%
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 100,098 4,282,738
Volkswagen AG , Preference Shares , NVS ........ 50,523 6,128,694
a
Total Preferred Stocks — 6.8%
(Cost: $ 12,807,370 ) ................................. 10,411,432
a
Total Long-Term Investments — 99.3%
(Cost: $ 141,421,672 ) ................................ 153,134,975
a
Short-Term Securities
Money Market Funds  —  12 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(d) (e) (f)
...................... 19,509,562 19,519,316
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(d) (e)
............................ 72,424 72,424
a
Total Short-Term Securities — 12.7%
(Cost: $ 19,591,713 ) ................................. 19,591,740
Total Investments —  112.0%
(Cost: $ 161,013,385 ) ................................ 172,726,715
Liabilities in Excess of Other Assets — ( 12 .0 ) % .............. (18,513,097)
Net Assets — 100.0% ................................. $ 154,213,618
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Self-Driving EV and Tech ETF
22
2026
iShares Semi - Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 18,237,004 $ 1,281,751
(a)
$ — $ 534 $ 27 $ 19,519,316 19,509,562 $ 354,677
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ — 72,424
(a)
— — — 72,424 72,424 3,163 —
$ — $ 534 $ 27
$ 19,591,740
$ 357,840 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 2 03/20/26 $ 697 $ 3,907
Euro STOXX 50 Index .................................................................. 3 03/20/26 212 5,774
$ 9,681
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 9,681 $ — $ — $ — $ 9,681
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 90,018 $ — $ — $ — $ 90,018
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (3,974) $ — $ — $ — $ (3,974)

iShares
®
Self-Driving EV and Tech ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
23
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 993,829
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 48,210,746 $ 94,512,797 $ — $ 142,723,543
Preferred Stocks ......................................... — 10,411,432 — 10,411,432
Short-Term Securities
Money Market Funds ...................................... 19,591,740 — — 19,591,740
$ 67,802,486 $ 104,924,229 $ — $ 172,726,715
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 9,681 $ — $ — $ 9,681
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

24
2026
iShares Semi - Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(unaudited)
January 31, 2026
See notes to financial statements.
iShares
Breakthrough
Environmental
Solutions ETF
iShares
Cybersecurity and
Tech ETF
iShares
Energy Storage &
Materials ETF
iShares
Future Exponential
Technologies ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
...................................... $ 4,213,548  $ 766,687,253  $ 29,503,837  $ 3,706,287,050
Investments, at value — affiliated
(c)
......................................... 500,787  68,679,436  596,010  34,595,798
Cash pledged:
Futures contracts ................................................... 1,000  86,000  2,000  409,836
Foreign currency collateral pledged:
(d)
Futures contracts ................................................... —  —  —  397
Foreign currency, at value
(e)
.............................................. 5,170  146,846  47,179  2,315,581
Receivables:
Investments sold ................................................... —  296,395  —  —
Securities lending income — affiliated ..................................... 170  26,995  512  7,226
Capital shares sold .................................................. —  —  347,742  —
Dividends — unaffiliated .............................................. 107  683,804  6,493  3,005,959
Dividends — affiliated ................................................ 7  2,481  646  18,893
Tax reclaims ...................................................... 2,712  3,057  8,230  1,098,443
Variation margin on futures contracts ...................................... 116  —  1,388  —
Foreign withholding tax claims .......................................... —  —  —  64,524
Total assets ........................................................
4,723,617  836,612,267  30,514,037  3,747,803,707
LIABILITIES
Collateral on securities loaned ............................................ 499,050  67,906,903  587,088  31,008,935
Payables:
Investments purchased ............................................... —  —  302,043  —
Capital shares redeemed .............................................. —  335,740  —  1,724
Investment advisory fees .............................................. 1,659  329,617  7,949  1,425,276
Professional fees ................................................... —  —  —  21,608
Variation margin on futures contracts ...................................... —  37,947  —  157,983
Total liabilities .......................................................
500,709  68,610,207  897,080  32,615,526
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 4,222,908  $ 768,002,060  $ 29,616,957  $ 3,715,188,181
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 4,025,360  $ 723,181,800  $ 26,753,610  $ 2,563,936,173
Accumulated earnings ................................................. 197,548  44,820,260  2,863,347  1,151,252,008
NET ASSETS .......................................................
$ 4,222,908  $ 768,002,060  $ 29,616,957  $ 3,715,188,181
NET ASSET VALUE
Shares outstanding ................................................... 160,000  16,600,000  920,000  51,300,000
Net asset value ...................................................... $ 26.39  $ 46.27  $ 32.19  $ 72.42
Shares authorized .................................................... Unlimited Unlimited Unlimited Unlimited
Par value .......................................................... None None None None
(a)
Securities loaned, at value ............................................ $ 469,893  $ 63,886,468  $ 514,506  $ 29,135,278
(b)
Investments, at cost — unaffiliated ....................................... $ 3,656,961  $ 732,398,358  $ 26,059,101  $ 3,056,252,886
(c)
Investments, at cost — affiliated ......................................... $ 500,782  $ 68,679,436  $ 595,991  $ 34,585,406
(d)
Foreign currency collateral pledged, at cost ................................. $ —  $ —  $ —  $ 400
(e)
  Foreign currency, at cost .............................................. $ 5,145  $ 145,942  $ 47,446  $ 2,279,063

25
Statements of Assets and Liabilities
(unaudited) (continued)
January 31, 2026
Statements of Assets and Liabilities
See notes to financial statements.
iShares
Genomics
Immunology and
Healthcare ETF
iShares
Neuroscience and
Healthcare ETF
iShares
Self-Driving EV and
Tech ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................................... $ 142,504,550  $ 4,883,748  $ 153,134,975
Investments, at value — affiliated
(c)
........................................................ 22,481,252  661,338  19,591,740
Cash pledged:
Futures contracts .................................................................. 9,000  —  60,594
Foreign currency collateral pledged:
(d)
Futures contracts .................................................................. —  —  816
Foreign currency, at value
(e)
............................................................. 117,450  5,513  125,831
Receivables:
Investments sold .................................................................. —  5  —
Securities lending income — affiliated .................................................... 17,875  277  54,708
Dividends — unaffiliated ............................................................. —  —  21,251
Dividends — affiliated ............................................................... 257  5  363
Tax reclaims ..................................................................... 140,513  —  805,905
Variation margin on futures contracts ..................................................... 501  —  801
Total assets .......................................................................
165,271,398  5,550,886  173,796,984
LIABILITIES
Collateral on securities loaned ........................................................... 22,408,890  659,884  19,498,718
Payables:
Investment advisory fees ............................................................. 56,152  1,937  64,892
Professional fees .................................................................. —  —  19,756
Total liabilities ......................................................................
22,465,042  661,821  19,583,366
Commitments and contingent liabilities
NET ASSETS ......................................................................
$ 142,806,356  $ 4,889,065  $ 154,213,618
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................... $ 273,194,523  $ 3,932,441  $ 302,872,555
Accumulated earnings (loss) ............................................................ (130,388,167) 956,624  (148,658,937)
NET ASSETS ......................................................................
$ 142,806,356  $ 4,889,065  $ 154,213,618
NET ASSET VALUE
Shares outstanding .................................................................. 5,000,000  150,000  4,000,000
Net asset value ..................................................................... $ 28.56  $ 32.59  $ 38.55
Shares authorized ................................................................... Unlimited Unlimited Unlimited
Par value ......................................................................... None None None
(a)
Securities loaned, at value ........................................................... $ 20,868,521  $ 624,918  $ 17,743,269
(b)
Investments, at cost — unaffiliated ...................................................... $ 126,038,761  $ 3,610,591  $ 141,421,672
(c)
Investments, at cost — affiliated ........................................................ $ 22,480,756  $ 661,272  $ 19,591,713
(d)
Foreign currency collateral pledged, at cost ................................................ $ —  $ —  $ 806
(e)
  Foreign currency, at cost ............................................................. $ 115,954  $ 5,421  $ 126,011

26
2026
iShares Semi - Annual Financial Statements and Additional Information
Statements of Operations
(unaudited)
Six Months Ended January 31, 2026
See notes to financial statements.
iShares
Breakthrough
Environmental
Solutions ETF
iShares
Cybersecurity and
Tech ETF
iShares
Energy Storage &
Materials ETF
iShares
Future Exponential
Technologies ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 15,949  $ 2,469,961  $ 44,907  $ 16,471,955
Dividends — affiliated .............................................. 24  11,433  702  129,662
Interest — unaffiliated .............................................. —  1,662  43  13,836
Securities lending income — affiliated — net ............................... 1,969  85,875  5,243  159,612
Foreign taxes withheld ............................................. (842) (91,001) (3,410) (597,814)
Foreign withholding tax claims ........................................ —  —  —  65,990
Total investment income ..............................................
17,100  2,477,930  47,485  16,243,241
EXPENSES
Investment advisory ............................................... 9,285  2,114,971  26,540  8,303,708
Commitment costs ................................................ 19  1,707  31  7,859
Professional .................................................... —  —  —  21,750
Interest expense ................................................. 15  613  37  5,442
Total expenses .................................................... 9,319  2,117,291  26,608  8,338,759
Net investment income ...............................................
7,781  360,639  20,877  7,904,482
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... 308,514  3,665,165  (153,768) 751,796,006
Investments — affiliated ........................................... 14  5,925  13  40,792
Foreign currency transactions ....................................... (3,186) 155,379  (1,753) (293,656)
Futures contracts ............................................... 606  142,289  6,181  617,259
In-kind redemptions — unaffiliated
(a)
................................... —  18,654,023  —  69,979,758
305,948  22,622,781  (149,327) 822,140,159
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 546,056  (102,032,494) 3,640,643  (229,242,756)
Investments — affiliated ........................................... —  —  16  (29,916)
Foreign currency translations ....................................... 181  14,888  266  247,014
Futures contracts ............................................... 212  (25,114) (1,249) 12,911
546,449  (102,042,720) 3,639,676  (229,012,747)
Net realized and unrealized gain (loss) ....................................
852,397  (79,419,939) 3,490,349  593,127,412
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ 860,178  $ (79,059,300) $ 3,511,226  $ 601,031,894
(a)
See Note 2 of the Notes to Financial Statements.

27
Statements of Operations
(unaudited) (continued)
Six Months Ended January 31, 2026
Statements of Operations
See notes to financial statements.
iShares
Genomics
Immunology and
Healthcare ETF
iShares
Neuroscience and
Healthcare ETF
iShares
Self-Driving EV and
Tech ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................ $ 339,145  $ 120  $ 324,984
Dividends — affiliated .............................................................. 2,164  29  3,163
Interest — unaffiliated .............................................................. 623  22  1,424
Securities lending income — affiliated — net ............................................... 84,879  4,926  354,677
Foreign taxes withheld ............................................................. (10,906) —  (10,835)
Total investment income ..............................................................
415,905  5,097  673,413
EXPENSES
Investment advisory ............................................................... 295,736  10,227  389,576
Commitment costs ................................................................ 57  —  1,972
Professional .................................................................... —  —  13,683
Interest expense ................................................................. 10  —  218
Total expenses .................................................................... 295,803  10,227  405,449
Net investment income (loss) ...........................................................
120,102  (5,130) 267,964
—  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................... 2,445,214  35,202  531,432
Investments — affiliated ........................................................... 1,644  100  534
Foreign currency transactions ....................................................... 42,336  (525) 71,475
Futures contracts ............................................................... 38,755  95  90,018
In-kind redemptions — unaffiliated
(a)
................................................... 2,227,031  —  5,674,681
4,754,980  34,872  6,368,140
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................... 32,671,502  1,408,209  21,435,811
Investments — affiliated ........................................................... 496  31  27
Foreign currency translations ....................................................... 8,243  171  34,325
Futures contracts ............................................................... 6,995  —  (3,974)
32,687,236  1,408,411  21,466,189
Net realized and unrealized gain ........................................................
37,442,216  1,443,283  27,834,329
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................
$ 37,562,318  $ 1,438,153  $ 28,102,293
(a)
See Note 2 of the Notes to Financial Statements.

28
2026
iShares Semi - Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Breakthrough Environmental Solutions ETF
iShares
Cybersecurity and Tech ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 7,781  $ 19,006  $ 360,639  $ 624,657
Net realized gain (loss) ....................................... 305,948  (496,568) 22,622,781  44,626,019
Net change in unrealized appreciation (depreciation) ................... 546,449  528,784  (102,042,720) 31,930,222
Net increase (decrease) in net assets resulting from operations ..............
860,178  51,222  (79,059,300) 77,180,898
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(5,490)
(b)
(30,416) (644,346)
(b)
(1,874,009)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ............
—  —  (69,147,079) (22,085,427)
NET ASSETS
Total increase (decrease) in net assets .............................. 854,688  20,806  (148,850,725) 53,221,462
Beginning of period ...........................................
3,368,220  3,347,414  916,852,785  863,631,323
End of period ...............................................
$ 4,222,908  $ 3,368,220  $ 768,002,060  $ 916,852,785
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

29
Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Energy Storage & Materials ETF
iShares
Future Exponential Technologies ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 20,877  $ 83,982  $ 7,904,482  $ 22,843,439
Net realized gain (loss) ....................................... (149,327) (267,868) 822,140,159  198,778,947
Net change in unrealized appreciation (depreciation) ................... 3,639,676  141,238  (229,012,747) 177,247,940
Net increase (decrease) in net assets resulting from operations ..............
3,511,226  (42,648) 601,031,894  398,870,326
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(43,483)
(b)
(91,982) (262,079,936)
(b)
(23,569,807)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
19,565,012  —  (34,533,319) (385,217,912)
NET ASSETS
Total increase (decrease) in net assets .............................. 23,032,755  (134,630) 304,418,639  (9,917,393)
Beginning of period ...........................................
6,584,202  6,718,832  3,410,769,542  3,420,686,935
End of period ...............................................
$ 29,616,957  $ 6,584,202  $ 3,715,188,181  $ 3,410,769,542
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

30
2026
iShares Semi - Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Genomics Immunology and Healthcare ETF
iShares
Neuroscience and Healthcare ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ................................... $ 120,102  $ 1,077,937  $ (5,130) $ 3,757
Net realized gain (loss) ....................................... 4,754,980  (332,037) 34,872  (7,194)
Net change in unrealized appreciation (depreciation) ................... 32,687,236  (19,437,135) 1,408,411  (339,113)
Net increase (decrease) in net assets resulting from operations ..............
37,562,318  (18,691,235) 1,438,153  (342,550)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(777,280)
(b)
(1,398,267) (47,971)
(b)
(15,171)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ............
(3,084,068) (11,210,033) —  —
NET ASSETS
Total increase (decrease) in net assets .............................. 33,700,970  (31,299,535) 1,390,182  (357,721)
Beginning of period ...........................................
109,105,386  140,404,921  3,498,883  3,856,604
End of period ...............................................
$ 142,806,356  $ 109,105,386  $ 4,889,065  $ 3,498,883
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

31
Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Self-Driving EV and Tech ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ........................................................................... $ 267,964  $ 1,939,447
Net realized gain (loss) ........................................................................... 6,368,140  (33,816,784)
Net change in unrealized appreciation (depreciation) ....................................................... 21,466,189  50,549,513
Net increase in net assets resulting from operations ..........................................................
28,102,293  18,672,176
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ................................................
(1,488,652)
(b)
(3,663,824)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................
(22,951,768) (61,631,191)
NET ASSETS
Total increase (decrease) in net assets .................................................................. 3,661,873  (46,622,839)
Beginning of period ...............................................................................
150,551,745  197,174,584
End of period ...................................................................................
$ 154,213,618  $ 150,551,745
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

32
2026
iShares Semi - Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Breakthrough Environmental Solutions ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Period From
03/28/23
(a)
to 07/31/23
Net asset value, beginning of period .....................................
$ 21.05  $ 20.92  $ 27.20  $ 25.16
Net investment income
(b)
............................................. 0 .05  0 .12  0 .14  0 .15
Net realized and unrealized gain (loss)
(c)
...................................
5 .32  0 .20  ( 5 .45 ) 1 .99
Net increase (decrease) from investment operations ............................
5 .37  0 .32  ( 5 .31 ) 2 .14
Distributions
(d)
– – – –
From net investment income .......................................... ( 0 .03 )
(e)
( 0 .19 ) ( 0 .15 ) ( 0 .10 )
From net realized gains .............................................. —  —  ( 0 .82 ) —
Total distributions ...................................................
( 0 .03 ) ( 0 .19 ) ( 0 .97 ) ( 0 .10 )
Net asset value, end of period ..........................................
$ 26.39  $ 21.05  $ 20.92  $ 27.20
Total Return
(f)
– – – –
Based on net asset value ..............................................
25.55%
(g)
1 .59% (19.71) % 8 .54%
(g)
Ratios to Average Net Assets
(h)
– – – –
Total expenses .....................................................
0 .47%
(i)
0 .47% 0 .47% 0 .47%
(i)
Net investment income ................................................
0 .39%
(i)
0 .60% 0 .65% 1 .72%
(i)
Supplemental Data
Net assets, end of period (000) ..........................................
$ 4,223  $ 3,368  $ 3,347  $ 4,351
Portfolio turnover rate
(j)
................................................
35% 61% 68% 9%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

33
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Cybersecurity and Tech ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period .......
$ 50.94  $ 46.81  $ 39.47  $ 36.73  $ 43.87  $ 33.69
Net investment income
(a)
............... 0 .02  0 .03  0 .17  0 .01  0 .26  0 .02
Net realized and unrealized gain (loss)
(b)
.....
( 4 .65 ) 4 .20  7 .22  2 .77  ( 7 .13 ) 10.22
Net increase (decrease) from investment
operations .........................
( 4 .63 ) 4 .23  7 .39  2 .78  ( 6 .87 ) 10.24
Distributions from net investment income
(c)
..... ( 0 .04 )
(d)
( 0 .10 ) ( 0 .05 ) ( 0 .04 ) ( 0 .27 ) ( 0 .06 )
Net asset value, end of period ............
$ 46.27  $ 50.94  $ 46.81  $ 39.47  $ 36.73  $ 43.87
Total Return
(e)
– – – – – –
Based on net asset value ................
( 9 .10 ) %
(f)
9 .03% 18.73% 7 .57% (15.73) % 30.42%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .47%
(h)
0 .47% 0 .47% 0 .47% 0 .47% 0 .47%
Net investment income ..................
0 .08%
(h)
0 .07% 0 .38% 0 .02% 0 .62% 0 .04%
Supplemental Data
Net assets, end of period (000) ............
$ 768,002  $ 916,853  $ 863,631  $ 617,629  $ 539,889  $ 616,394
Portfolio turnover rate
(i)
..................
12% 25% 27% 39% 44% 38%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

34
2026
iShares Semi - Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Energy Storage & Materials ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Period From
03/19/24
(a)
to 07/31/24
Net asset value, beginning of period ....................................................
$ 23.52  $ 24.00  $ 25.06
Net investment income
(b)
............................................................ 0 .05  0 .30  0 .23
Net realized and unrealized gain (loss)
(c)
..................................................
8 .74  ( 0 .45 ) ( 1 .11 )
Net increase (decrease) from investment operations ...........................................
8 .79  ( 0 .15 ) ( 0 .88 )
Distributions from net investment income
(d)
.................................................. ( 0 .12 )
(e)
( 0 .33 ) ( 0 .18 )
Net asset value, end of period .........................................................
$ 32.19  $ 23.52  $ 24.00
Total Return
(f)
– – –
Based on net asset value .............................................................
37.48%
(g)
( 0 .53 ) % ( 3 .52 ) %
(g)
Ratios to Average Net Assets
(h)
– – –
Total expenses ....................................................................
0 .47%
(i)
0 .47% 0 .47%
(i)
Net investment income ...............................................................
0 .37%
(i)
1 .33% 2 .59%
(i)
Supplemental Data
Net assets, end of period (000) .........................................................
$ 29,617  $ 6,584  $ 6,719
Portfolio turnover rate
(j)
...............................................................
11% 23% 40%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

35
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Future Exponential Technologies ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period .....
$ 65.97  $ 59.28  $ 58.48  $ 52.01  $ 63.91  $ 47.25
Net investment income
(a)
............. 0 .16  0 .42
(b)
0 .34  0 .32
(b)
0 .44  0 .52
Net realized and unrealized gain (loss)
(c)
...
11.62  6 .71  0 .72  6 .44  (11.84) 16.61
Net increase (decrease) from investment
operations .......................
11.78  7 .13  1 .06  6 .76  (11.40) 17.13
Distributions
(d)
– – – – – –
From net investment income .......... ( 0 .49 )
(e)
( 0 .44 ) ( 0 .26 ) ( 0 .29 ) ( 0 .50 ) ( 0 .47 )
From net realized gains .............. ( 4 .84 ) —  —  —  —  —
Total distributions ...................
( 5 .33 ) ( 0 .44 ) ( 0 .26 ) ( 0 .29 ) ( 0 .50 ) ( 0 .47 )
Net asset value, end of period ..........
$ 72.42  $ 65.97  $ 59.28  $ 58.48  $ 52.01  $ 63.91
Total Return
(f)
– – – – – –
Based on net asset value ..............
18.23%
(g)
12.07%
(b)
1 .84% 13.05%
(b)
(17.91) % 36.33%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses .....................
0 .46%
(i)
0 .47% 0 .46% 0 .46% 0 .46% 0 .46%
Total expenses excluding professional fees for
foreign withholding tax claims ..........
0 .46%
(i)
0 .46 % N/A  0 .46% 0 .46 % N/A
Net investment income ................
0 .43%
(i)
0 .69%
(b)
0 .60% 0 .62%
(b)
0 .74% 0 .91%
Supplemental Data
Net assets, end of period (000) ..........
$ 3,715,188  $ 3,410,770  $ 3,420,687  $ 3,467,600  $ 3,159,642  $ 3,914,578
Portfolio turnover rate
(j)
................
75% 43% 45% 45% 69% 23%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2025 and July 31,
2023, respectively:
• Net investment income per share by $0.03 and $0.01.
• Total return by 0.05% and 0.01%.
• Ratio of net investment income to average net assets by 0.04% and 0.01%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

36
2026
iShares Semi - Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Genomics Immunology and Healthcare ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period ...
$ 21.19  $ 24.85  $ 23.97  $ 31.64  $ 50.05  $ 37.28
Net investment income
(a)
........... 0 .02  0 .20
(b)
0 .14
(b)
0 .10
(b)
0 .14  0 .08
Net realized and unrealized gain (loss)
(c)
.
7 .51  ( 3 .60 ) 1 .02  ( 7 .70 ) (18.16) 12.78
Net increase (decrease) from investment
operations .....................
7 .53  ( 3 .40 ) 1 .16  ( 7 .60 ) (18.02) 12.86
Distributions from net investment income
(d)
. ( 0 .16 )
(e)
( 0 .26 ) ( 0 .28 ) ( 0 .07 ) ( 0 .39 ) ( 0 .09 )
Net asset value, end of period ........
$ 28.56  $ 21.19  $ 24.85  $ 23.97  $ 31.64  $ 50.05
Total Return
(f)
– – – – – –
Based on net asset value ............
35.62%
(g)
(13.72) %
(b)
4 .98%
(b)
(24.04) %
(b)
(36.11) % 34.49%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses ...................
0 .47%
(i)
0 .47% 0 .48% 0 .47% 0 .47% 0 .47%
Total expenses excluding professional fees
for foreign withholding tax claims ......
N/A
(i)
0 .47% 0 .47% 0 .47 % N/A  N/A
Net investment income ..............
0 .19%
(i)
0 .88%
(b)
0 .63%
(b)
0 .39%
(b)
0 .35% 0 .16%
Supplemental Data
Net assets, end of period (000) ........
$ 142,806  $ 109,105  $ 140,405  $ 144,994  $ 199,334  $ 327,818
Portfolio turnover rate
(j)
..............
39% 49% 51% 45% 59% 52%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2025, July 31,
2024 and July 31, 2023, respectively:
• Net investment income per share by $0.01, $0.01 and $0.01.
• Total return by 0.01%, 0.05% and 0.03%.
• Ratio of net investment income to average net assets by 0.03%, 0.04% and 0.04%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

37
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Neuroscience and Healthcare ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Period From
08/24/22
(a)
to 07/31/23
Net asset value, beginning of period .....................................
$ 23.33  $ 25.71  $ 24.63  $ 25.25
Net investment income (loss)
(b)
......................................... ( 0 .03 ) 0 .03  0 .01  ( 0 .02 )
Net realized and unrealized gain (loss)
(c)
...................................
9 .61  ( 2 .31 ) 1 .08  ( 0 .59 )
Net increase (decrease) from investment operations ............................
9 .58  ( 2 .28 ) 1 .09  ( 0 .61 )
Distributions
(d)
– – – –
From net investment income .......................................... ( 0 .32 )
(e)
( 0 .10 ) ( 0 .01 ) —
Return of capital ...................................................
—  —  —  ( 0 .01 )
Total distributions ...................................................
( 0 .32 ) ( 0 .10 ) ( 0 .01 ) ( 0 .01 )
Net asset value, end of period ..........................................
$ 32.59  $ 23.33  $ 25.71  $ 24.63
Total Return
(f)
– – – –
Based on net asset value ..............................................
41.14%
(g)
( 8 .93 ) % 4 .43% ( 2 .45 ) %
(g)
Ratios to Average Net Assets
(h)
– – – –
Total expenses .....................................................
0 .47%
(i)
0 .47% 0 .47% 0 .47%
(i)
Net investment income (loss) ............................................
( 0 .24 ) %
(i)
0 .10% 0 .05% ( 0 .08 ) %
(i)
Supplemental Data
Net assets, end of period (000) ..........................................
$ 4,889  $ 3,499  $ 3,857  $ 4,925
Portfolio turnover rate
(j)
................................................
19% 52% 47% 61%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

38
2026
iShares Semi - Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Self-Driving EV and Tech ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period ....
$ 32.73  $ 29.43  $ 45.76  $ 40.90  $ 49.91  $ 29.69
Net investment income
(a)
............ 0 .06  0 .35
(b)
0 .61  0 .95
(c)
0 .54  0 .50
Net realized and unrealized gain (loss)
(d)
..
6 .10  3 .63  (16.20) 4 .68  ( 8 .71 ) 20.04
Net increase (decrease) from investment
operations ......................
6 .16  3 .98  (15.59) 5 .63  ( 8 .17 ) 20.54
Distributions from net investment income
(e)
.. ( 0 .34 )
(f)
( 0 .68 ) ( 0 .74 ) ( 0 .77 ) ( 0 .84 ) ( 0 .32 )
Net asset value, end of period .........
$ 38.55  $ 32.73  $ 29.43  $ 45.76  $ 40.90  $ 49.91
Total Return
(g)
– – – – – –
Based on net asset value .............
18.86%
(h)
13.73%
(b)
(34.17) % 14.17% (16.54) % 69.28%
Ratios to Average Net Assets
(i)
– – – – – –
Total expenses ....................
0 .48%
(j) (k)
0 .48% 0 .47% 0 .47% 0 .47% 0 .47%
Total expenses excluding professional fees for
foreign withholding tax claims .........
0 .47%
(j)
0 .47 % N/A  N/A  N/A  N/A
Net investment income ...............
0 .32%
(j)
1 .17%
(b)
1 .83% 2 .48%
(c)
1 .16% 1 .10%
Supplemental Data
Net assets, end of period (000) .........
$ 154,214  $ 150,552  $ 197,175  $ 494,207  $ 466,295  $ 429,185
Portfolio turnover rate
(l)
...............
26% 51% 38% 85% 41% 24%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2025:
• Net investment income per share by $0.00.
• Total return by 0.02%.
• Ratio of net investment income to average net assets by 0.02%.
(c)
Includes a special distribution from Volkswagen AG. Excluding such special distribution, the net investment income would have been $0.72 per shares and 1.89% of average net assets.
(d)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(g)
Where applicable, assumes the reinvestment of distributions.
(h)
Not annualized.
(i)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)
Annualized.
(k)
Professional fees were not annualized in the calculation of the expense ratio. If this expense was annualized, the total expense would have been 0.49%.
(l)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)
39
Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
iShares ETF
Diversification
Classification
Breakthrough Environmental Solutions ............................................................................................ Non-diversified
Cybersecurity and Tech ....................................................................................................... Non-diversified
Energy Storage & Materials .................................................................................................... Non-diversified
Future Exponential Technologies
(a)
............................................................................................... Diversified
Genomics Immunology and Healthcare ............................................................................................ Non-diversified
Neuroscience and Healthcare
(b)
.................................................................................................. Diversified
Self-Driving EV and Tech ...................................................................................................... Non-diversified
(a)
Formerly known as the iShares Exponential Technologies ETF.
(b)
The Fund's classification changed from non-diversified to diversified during the reporting period.

Notes to Financial Statements
(unaudited) (continued)
40
2026
iShares Semi - Annual Financial Statements and Additional Information
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Notes to Financial Statements
(unaudited) ( continued)
41
Notes to Financial Statements
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
Breakthrough Environmental Solutions
Barclays Bank PLC ............................................... $ 5,092 $ (5,092) $ — $ —
BNP Paribas SA ................................................. 144,221 (144,221) — —
BofA Securities, Inc. .............................................. 111 (111) — —
Citigroup Global Markets, Inc. ........................................ 2,342 (2,342) — —
HSBC Bank PLC ................................................ 95,567 (95,567) — —
J.P. Morgan Securities LLC ......................................... 89 (89) — —
Jefferies LLC ................................................... 222,471 (222,471) — —
$ 469,893 $ (469,893)
$ —
$ —
a
Cybersecurity and Tech
Barclays Capital, Inc. ............................................. 1,284,853 (1,284,853) — —
BNP Paribas SA ................................................. 1,150,036 (1,150,036) — —
BofA Securities, Inc. .............................................. 12,381,373 (12,381,373) — —
Citigroup Global Markets, Inc. ........................................ 6,293,870 (6,293,870) — —
Goldman Sachs & Co. LLC ......................................... 7,465,916 (7,465,916) — —
HSBC Bank PLC ................................................ 2,620 (2,620) — —
J.P. Morgan Securities LLC ......................................... 8,139,200 (8,139,200) — —
Jefferies LLC ................................................... 337,342 (337,342) — —
Morgan Stanley ................................................. 16,285,978 (16,285,978) — —
UBS AG ...................................................... 3,610,491 (3,610,491) — —
Wells Fargo Bank NA ............................................. 1,368,355 (1,368,355) — —
Wells Fargo Securities LLC ......................................... 5,566,434 (5,566,434) — —
$ 63,886,468 $ (63,886,468)
$ —
$ —
a

Notes to Financial Statements
(unaudited) (continued)
42
2026
iShares Semi - Annual Financial Statements and Additional Information
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
Energy Storage & Materials
Barclays Capital, Inc. ............................................. $ 2,423 $ (2,423) $ — $ —
J.P. Morgan Securities LLC ......................................... 463,127 (463,127) — —
Morgan Stanley ................................................. 37,876 (37,876) — —
Scotia Capital (USA), Inc. .......................................... 11,080 (11,080) — —
$ 514,506 $ (514,506)
$ —
$ —
a
Future Exponential Technologies
Barclays Bank PLC ............................................... 784,664 (784,664) — —
BNP Paribas SA ................................................. 783,431 (783,431) — —
BofA Securities, Inc. .............................................. 1,419,054 (1,419,054) — —
Citigroup Global Markets, Inc. ........................................ 1,925,741 (1,925,741) — —
Goldman Sachs & Co. LLC ......................................... 6,064,618 (6,064,618) — —
J.P. Morgan Securities LLC ......................................... 766,632 (766,632) — —
Morgan Stanley ................................................. 6,133,695 (6,133,695) — —
National Financial Services LLC ...................................... 2,559,167 (2,559,167) — —
SG Americas Securities LLC ........................................ 1,479 (1,479) — —
State Street Bank & Trust Co. ........................................ 717,865 (717,865) — —
UBS AG ...................................................... 6,158,932 (6,158,932) — —
UBS Securities LLC .............................................. 1,820,000 (1,820,000) — —
$ 29,135,278 $ (29,135,278)
$ —
$ —
a
Genomics Immunology and Healthcare
BNP Paribas SA ................................................. 480,704 (480,704) — —
Citigroup Global Markets, Inc. ........................................ 1,384 (1,384) — —
Goldman Sachs & Co. LLC ......................................... 11,778,542 (11,778,542) — —
HSBC Bank PLC ................................................ 431,678 (431,678) — —
J.P. Morgan Securities LLC ......................................... 5,031,180 (5,031,180) — —
Jefferies LLC ................................................... 468,783 (468,783) — —
National Financial Services LLC ...................................... 1,685,109 (1,685,109) — —
Scotia Capital (USA), Inc. .......................................... 158,868 (158,868) — —
TD Securities (USA) LLC ........................................... 24,758 (24,758) — —
Virtu Americas LLC ............................................... 95,634 (95,634) — —
Wells Fargo Bank NA ............................................. 188,909 (188,909) — —
Wells Fargo Securities LLC ......................................... 522,972 (522,972) — —
$ 20,868,521 $ (20,868,521)
$ —
$ —
a
Neuroscience and Healthcare
Citigroup Global Markets, Inc. ........................................ 503,686 (503,686) — —
Goldman Sachs & Co. LLC ......................................... 26,790 (26,790) — —
J.P. Morgan Securities LLC ......................................... 19,152 (19,152) — —
Jefferies LLC ................................................... 11,329 (11,329) — —
Wells Fargo Bank NA ............................................. 63,961 (63,961) — —
$ 624,918 $ (624,918)
$ —
$ —
a
Self-Driving EV and Tech
Barclays Capital, Inc. ............................................. 288,750 (288,750) — —
BNP Paribas SA ................................................. 429,782 (429,782) — —
Citigroup Global Markets, Inc. ........................................ 740,989 (740,989) — —
Goldman Sachs & Co. LLC ......................................... 10,054,602 (10,054,602) — —
J.P. Morgan Securities LLC ......................................... 2,841,324 (2,841,324) — —
National Financial Services LLC ...................................... 2,163,553 (2,163,553) — —
UBS AG ...................................................... 886,823 (886,823) — —
Wells Fargo Securities LLC ......................................... 337,446 (337,446) — —
$ 17,743,269 $ (17,743,269)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) ( continued)
43
Notes to Financial Statements
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, except for iShares Future Exponential Technologies ETF, BFA is entitled to an annual investment advisory fee of 0.47%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
For its investment advisory services to the iShares Future Exponential Technologies ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to November 10, 2025, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Average Daily Net Assets Investment Advisory Fees
First $2 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4700%
Over $2 billion, up to and including $3 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4465
Over $3 billion, up to and including $4 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4242
Over $4 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4030

Notes to Financial Statements
(unaudited) (continued)
44
2026
iShares Semi - Annual Financial Statements and Additional Information
Pursuant to the securities lending agreement effective as of January 1, 2026, each of iShares Cybersecurity and Tech ETF and iShares Neuroscience and Healthcare
ETF (the “Group 1 Funds”), retains 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2026, each of iShares Breakthrough Environmental Solutions ETF, iShares Energy Storage &
Materials ETF, iShares Future Exponential Technologies ETF, iShares Genomics Inumology and Healthcare ETF and iShares Self-Driving EV and Tech ETF (the “Group
2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in a given calendar year exceeds a specific threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2026, identical securities lending agreements were in place for each Fund for the calendar year ended
December 31, 2025.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the period ended January 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended January 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended January 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF Amounts
Breakthrough Environmental Solutions ........................................................................................... $ 461
Cybersecurity and Tech ...................................................................................................... 29,060
Energy Storage & Materials ................................................................................................... 1,161
Future Exponential Technologies ................................................................................................ 45,841
Genomics Immunology and Healthcare ........................................................................................... 21,810
Neuroscience and Healthcare .................................................................................................. 1,246
Self-Driving EV and Tech ..................................................................................................... 77,816
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Cybersecurity and Tech ...................................................................
$ 12,311,678 $ 35,043,171 $ 3,311,312
Future Exponential Technologies .............................................................
1,149,596,318 784,482,018 316,690,053
Genomics Immunology and Healthcare ........................................................
11,897,346 33,191,656 5,550,530
Self-Driving EV and Tech ..................................................................
8,282,648 4,969,577 (1,368,367)
iShares ETF Purchases Sales
Breakthrough Environmental Solutions ........................................................................ $ 1,354,308 $ 1,353,442
Cybersecurity and Tech ................................................................................... 106,965,837 115,265,969
Energy Storage & Materials ................................................................................ 6,472,754 1,285,090
Future Exponential Technologies ............................................................................. 2,683,630,372 2,831,124,135
Genomics Immunology and Healthcare ........................................................................ 49,066,231 49,810,883
Neuroscience and Healthcare ............................................................................... 817,790 866,289
Self-Driving EV and Tech .................................................................................. 41,755,965 47,481,733

Notes to Financial Statements
(unaudited) ( continued)
45
Notes to Financial Statements
For the six months ended January 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of July 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
As of January 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
iShares Breakthrough Environmental Solutions ETF, iShares Cybersecurity and Tech ETF, iShares Energy Storage & Materials ETF, iShares Future Exponential Technologies
ETF, iShares Genomics Immunology and Healthcare ETF and iShares Self Driving EV and Tech ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has
the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured
Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended January 31, 2026, the iShares Breakthrough Environmental Solutions ETF, iShares Cybersecurity and Tech ETF, iShares Energy Storage &
Materials ETF, iShares Future Exponential Technologies ETF and iShares Genomics Immunology and Healthcare ETF did not borrow under the Syndicated Credit Agreement.
iShares ETF In-kind Purchases In-kind Sales
Cybersecurity and Tech ..................................................................................... $ — $ 63,640,478
Energy Storage & Materials .................................................................................. 14,271,357 —
Future Exponential Technologies ............................................................................... 41,817,195 167,117,127
Genomics Immunology and Healthcare .......................................................................... 5,147,376 8,149,336
Self-Driving EV and Tech .................................................................................... — 18,215,059
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
Qualified Late-Year
Ordinary Losses
(b)
Breakthrough Environmental Solutions ..........................................................................
$ (628,073) $ (3,695)
Cybersecurity and Tech .....................................................................................
(7,960,838) —
Energy Storage & Materials ..................................................................................
(339,778) —
Future Exponential Technologies ...............................................................................
(58,634,044) —
Genomics Immunology and Healthcare ..........................................................................
(150,104,640) —
Neuroscience and Healthcare .................................................................................
(232,959) —
Self-Driving EV and Tech ....................................................................................
(162,876,939) —
(a)
Amounts available to offset future realized capital gains.
(b)
The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Breakthrough Environmental Solutions ................................. $ 4,193,436  $ 841,687  $ (320,579) $ 521,108
Cybersecurity and Tech ............................................ 805,550,879  146,567,239  (116,769,578) 29,797,661
Energy Storage & Materials ......................................... 26,733,463  3,958,675  (592,571) 3,366,104
Future Exponential Technologies ...................................... 3,108,724,728  706,818,253  (74,551,860) 632,266,393
Genomics Immunology and Healthcare ................................. 150,169,670  25,760,888  (10,944,670) 14,816,218
Neuroscience and Healthcare ........................................ 4,363,196  1,612,580  (430,690) 1,181,890
Self-Driving EV and Tech ........................................... 164,921,154  26,980,551  (19,165,309) 7,815,242

Notes to Financial Statements
(unaudited) (continued)
46
2026
iShares Semi - Annual Financial Statements and Additional Information
For the six months ended January 31, 2026, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated
Credit Agreement were as follows:
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund's results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such
iShares ETF
Maximum
Amount
Borrowed
Average
Borrowing
Weighted
Average
Interest Rate
Self-Driving EV and Tech ................................................................ $ 1,720,000 $ 44,387 4.76%

Notes to Financial Statements
(unaudited) ( continued)
47
Notes to Financial Statements
non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in
Asia and may affect the value and liquidity of certain of the Funds' investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:

Six Months Ended
01/31/26
Year Ended
07/31/25
iShares ETF Shares  Amount  Shares  Amount
Cybersecurity and Tech
Shares sold ......................................................... —  $ —  1,100,000  $ 55,435,669
Shares redeemed ..................................................... (1,400,000) (69,147,079) (1,550,000) (77,521,096)
(1,400,000) $ (69,147,079) (450,000) $ (22,085,427)
Energy Storage & Materials
Shares sold ......................................................... 640,000  $ 19,565,012  —  $ —
Shares redeemed ..................................................... —  —  —  —
640,000  $ 19,565,012  —  $ —

Notes to Financial Statements
(unaudited) (continued)
48
2026
iShares Semi - Annual Financial Statements and Additional Information
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Foreign Withholding Tax Claims
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of January 31, 2026 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the
Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
01/31/26
Year Ended
07/31/25
iShares ETF Shares Amount Shares Amount
Future Exponential Technologies
Shares sold ......................................................... 2,200,000  $ 153,101,159  1,850,000  $ 99,665,887
Shares redeemed ..................................................... (2,600,000) (187,634,478) (7,850,000) (484,883,799)
(400,000) $ (34,533,319) (6,000,000) $ (385,217,912)
Genomics Immunology and Healthcare
Shares sold ......................................................... 200,000  $ 5,274,153  200,000  $ 4,488,876
Shares redeemed ..................................................... (350,000) (8,358,221) (700,000) (15,698,909)
(150,000) $ (3,084,068) (500,000) $ (11,210,033)
Self-Driving EV and Tech
Shares sold ......................................................... —  $ —  —  $ 44,271
Shares redeemed ..................................................... (600,000) (22,951,768) (2,100,000) (61,675,462)
(600,000) $ (22,951,768) (2,100,000) $ (61,631,191)

Additional Information
49
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
50
2026
iShares Semi - Annual Financial Statements and Additional Information
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, Morningstar Inc. or
STOXX Ltd., nor do these companies make any representation regarding the advisability of investing in the iShares Funds.
BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable
Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: March 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: March 23, 2026

By:     /s/ Trent Walker___________________
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: March 23, 2026